UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (866) 746-2606

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EXPLANATORY NOTE

The Registrant is filing this Certified Shareholder Report on Form N-CSR in two (2) separate submissions due to file size limitations on EDGAR submissions. This submission provides the information required by Item 1 for a limited number of the Registrant’s reports transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30e-1). The companion submission to this Certified Shareholder Report on Form N-CSR will follow immediately and will provide the information required by Item 1 for the other reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1). Apart from Item 1, the companion submission will be identical in all material respects to this initial filing.

Item 1. Reports to Stockholders.

The following are copies of the reports transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Filed under this submission on Form N-CSR:

•	PIMCO Funds—Bond Funds—Institutional, M, P, Administrative and D Classes

•	PIMCO Funds—International Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Bond Funds—A, B, C and R Classes

•	PIMCO Funds—Total Return Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—PIMCO Total Return Fund—A, B, C and R Classes

•	PIMCO Funds—PIMCO Real Return Fund—A, B, C and R Classes

•	PIMCO Funds—Strategic Markets Bond Funds—Institutional, P, Administrative and D Classes

To be filed under the immediately following companion submission on Form N-CSR:

•	PIMCO Funds—Real Return Strategy, Asset Allocation & Equity-Related Funds—A, B, C and R Classes

•	PIMCO Funds—Municipal Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Municipal Bond Funds—A, B, and C Classes

•	PIMCO Funds—Inflation-Protected Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—Credit Bond Funds—Institutional, P, Administrative and D Classes

•	PIMCO Funds—RealRetirement® Funds

•	PIMCO Funds—Private Account Portfolio Series

Share Classes Institutional ■ M ■ P ■ Administrative ■ D	Semiannual Report September 30, 2009

Bond Funds

Extended Duration Fund

Global Advantage Strategy Bond Fund

GNMA Fund

Government Money Market Fund

Income Fund

Long Duration Total Return Fund

Long-Term U.S. Government Fund

Low Duration Fund

Low Duration Fund II

Low Duration Fund III

Moderate Duration Fund

Money Market Fund

Mortgage-Backed Securities Fund

Short-Term Fund

Unconstrained Bond Fund

Unconstrained Tax Managed Bond Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		22
Financial Highlights		24
Statements of Assets and Liabilities		36
Statements of Operations		39
Statements of Changes in Net Assets		42
Statements of Cash Flows		46
Notes to Financial Statements		153
Glossary		168
Privacy Policy		169
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		170

FUND	Fund Summary	Schedule of Investments

Extended Duration Fund	6	47
Global Advantage Strategy Bond Fund	7	51
GNMA Fund	8	59
Government Money Market Fund	9	63
Income Fund	10	64
Long Duration Total Return Fund	11	73
Long-Term U.S. Government Fund	12	84
Low Duration Fund	13	90
Low Duration Fund II	14	100
Low Duration Fund III	15	106
Moderate Duration Fund	16	113
Money Market Fund	17	121
Mortgage-Backed Securities Fund	18	122
Short-Term Fund	19	128
Unconstrained Bond Fund	20	139
Unconstrained Tax Managed Bond Fund	21	148

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

■

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

2	PIMCO Funds	Bond Funds

■

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

■

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

■

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund. Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, merging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the Unconstrained Tax Managed Bond Fund may be subject to Federal and state income taxes.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund; the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses of Global Advantage Strategy Bond Fund, GNMA, and Mortgage-Backed Securities Fund are 0.35% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses of Income Fund and Short-Term Fund are 0.30% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses of Low Duration Fund is 0.29% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses of Unconstrained Bond Fund and Unconstrained Tax Managed Bond Fund are 0.40% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class (or Class M in the case of the Government Money Market Fund) inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D Shares. The Class P Shares of the following Funds were first offered in (month/year): Mortgage-Backed Securities Fund (4/08), Long-Term U.S. Government Fund (4/08), Long Duration Total Return Fund (9/08), Low Duration Fund (4/08), GNMA Fund (4/08) Extended Duration Fund (9/08), Short-Term Fund (4/08), Unconstrained Bond Fund (6/08), Income Fund (4/08), Government Money Market Fund (5/09), Global Advantage Strategy Bond Fund (2/09) and Unconstrained Tax Managed Bond Fund (9/09). The Class M shares of the Government Money Market Fund were first offered in (1/09). The Administrative Class Shares of the following Funds were first offered in (month/year): Income Fund (3/07), Long-Term U.S. Government Fund (9/97), Low Duration Fund (1/95), Low Duration Fund II (2/98), Low Duration Fund III (3/99), Money Market Fund (1/95), Mortgage-Backed Securities Fund (12/01), and Short-Term Fund (2/96). The minimum initial investment amount for the Class D share is $1,000. All other Funds in this Semiannual Report do not currently offer Class P Administrative Class, Class M and Class D Shares. The Class D Share of the following Funds were first offered in (month/year): Global Advantage Strategy Bond Fund (2/09), GNMA Fund (5/01), Income Fund (7/06), Low Duration Fund (4/98), Mortgage-Backed Securities Fund (4/98), Short-Term Fund (4/98), Unconstrained Bond Fund (07/08), and Unconstrained Tax Managed Bond Fund (1/09). A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Bond Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2009 to September 30, 2009, with the exception of the Class P shares of the Government Money Market Fund, which is from May 14, 2009 (the date the class commenced operations) the September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	5

PIMCO Extended Duration Fund

Institutional Class	PEDIX
Class P	PEDPX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	76.8%
U.S. Government Agencies	15.8%
Mortgage-Backed Securities	2.2%
Short-Term Instruments	1.7%
Municipal Bonds & Notes	1.3%
Other	2.2%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Extended Duration Fund Institutional Class	-4.51%	17.60%	11.41%
PIMCO Extended Duration Fund Class P	-4.55%	17.52%	11.31%
Citigroup STRIPS Index, 20+ Year Sub-Index	-8.03%	10.43%	9.99%
Lipper Corporate Debt Funds BBB-Rated Funds Average	22.16%	17.43%	4.54%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to Shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 10/01/09, as supplemented to date, is 0.57% for the Institutional Class shares and 0.66% for the Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$954.86	$954.52	$1,022.56	$1,022.06
Expenses Paid During Period†	$2.45	$2.94	$2.54	$3.04

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.60% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Extended Duration Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An average above-index duration (or sensitivity to changes in market interest rates) detracted from performance as yields rose across most maturities. The increase in yields detracted from absolute performance as the Fund is invested primarily in long-dated U.S. Treasury STRIPS.

»	An average curve-steepening bias during the period benefited performance as the two- to 30-year U.S. Treasury yield spread steepened.

»	An allocation to interest rate swaps benefited relative performance as swap spreads narrowed.

»	An out-of-benchmark allocation to long-Agency debentures benefited performance as they outperformed like-duration U.S. Treasuries over the period.

»

Exposure to the Singapore dollar benefited performance as the Singapore dollar appreciated versus the U.S. dollar. Additionally, exposure to a basket of emerging market currencies benefited performance as they appreciated versus the U.S. dollar.

»	Exposure to corporate securities benefited performance as they outperformed like-duration U.S. Treasuries during the period.

»	An out-of-benchmark allocation to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed U.S. Treasuries.

6	PIMCO Funds	Bond Funds

PIMCO Global Advantage Strategy Bond Fund

Institutional Class	PSAIX
Class P	PGBPX
Class D	PGSDX

Cumulative Returns Through September 30, 2009

$ 5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class on Class P share is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	32.2%
France	9.2%
Japan	8.3%
Netherlands	8.0%
Brazil	7.8%
Mexico	7.7%
Short-Term Instruments	3.6%
Other	23.2%
‡	% of Total Investments as of 09/30/09

Cumulative Total Return for the period September 30, 2009
	6 Months*	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Institutional Class	14.22%	15.34%
PIMCO Global Advantage Strategy Bond Fund Class P	14.16%	15.26%
PIMCO Global Advantage Strategy Bond Fund Class D	14.03%	15.11%
Barclays Capital U.S. Aggregate Index	5.59%	6.77%
PIMCO Global Advantage Bond Index (GLADI)	15.19%	16.33%
Lipper Global Income Funds Average	15.90%	15.46%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 1/31/2009.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 0.70% for the Institutional Class shares, 0.80% for Class P shares and 1.10% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,142.20	$1,141.61	$1,140.30	$1,021.56	$1,021.06	$1,019.55
Expenses Paid During Period†	$3.76	$4.29	$5.90	$3.55	$4.05	$5.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.80% for Class P, and 1.10% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.70% for Institutional Class, 0.80% for Class P, and 1.17% for Class D reflect net annualized expenses after application of an expense waiver of 0.01%, 0.04% and 0.07% for Institutional Class, Class P and Class D, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Advantage Strategy Bond Fund seeks total return, which exceeds that of its benchmarks, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Curve-steepening positions in the U.S., Eurozone and U.K. benefited performance as long-end yields rose while short-end yields declined.

»	An underweight to emerging market credit detracted from performance as spreads narrowed significantly.

»	Exposure to swap spreads in the U.S., Eurozone and U.K. benefited performance as swap spreads narrowed.

»	An overweight to U.S. Agency mortgage-backed securities benefited performance as spreads narrowed over the period.

»	An overweight to inflation-linked bonds in the U.S. and Japan benefited performance as the inflation-linked bonds outperformed nominal bonds and breakeven rates rose.

»	An underweight to investment-grade corporate securities detracted from performance as credit spreads tightened sharply in both the U.S. and Eurozone.

Semiannual Report	September 30, 2009	7

PIMCO GNMA Fund

Institutional Class	PDMIX
Class P	PPGNX
Class D	PGNDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	90.7%
Mortgage-Backed Securities	4.1%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	1.1%
Short-Term Instruments	0.6%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Institutional Class	5.29%	10.23%	6.15%	6.90%	6.82%
PIMCO GNMA Fund Class P	5.24%	10.11%	6.04%	6.79%	6.71%
PIMCO GNMA Fund Class D	5.08%	9.79%	5.72%	6.47%	6.38%
Barclays Capital GNMA Index	2.82%	9.33%	5.77%	6.31%	6.15%
Lipper GNMA Funds Average	4.19%	9.87%	5.08%	5.61%	5.44%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 0.66% for the Institutional Class shares, 0.76% for the Class P shares and 1.06% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,052.87	$1,052.39	$1,050.77	$1,022.56	$1,022.06	$1,020.56
Expenses Paid During Period†	$2.57	$3.09	$4.63	$2.54	$3.04	$4.56

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class, 0.60% for Class P, and 0.90% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO GNMA Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

»	An underweight to 30-year GNMA securities added to returns as they underperformed the broader mortgage-backed securities (“MBS”) index over the period.

»	A curve-steepening position benefited performance as the 30-year U.S. Treasury yield rose more than the two-year yield over the period.

»	A flat-to-overweight interest rate duration detracted from performance as U.S. Treasury rates sold off during the period.

»	Exposure to commercial MBS added to returns as the commercial MBS sector outperformed fixed-rate MBS.

»	Exposure to consumer asset-backed securities (“ABS”) benefited performance as consumer ABS outperformed fixed-rate MBS over the period.

8	PIMCO Funds	Bond Funds

PIMCO Government Money Market Fund

Class M	PGFXX
Class P	PGPXX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of Class M.

The minimum initial investment amount for the Class M or Class P Shares is $5,000,000.

Allocation Breakdown‡

Commercial Paper	62.1%
Repurchase Agreements	28.9%
U.S. Government Agencies	9.0%
‡	% of Total Investments as of 09/30/09

Cumulative Total Return for the period September 30, 2009
	7-Day Yield	30-Day Yield	6 Months*	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class M	0.09%	0.10%	0.15%	0.20%
PIMCO Government Money Market Fund Class P	0.04%	0.04%	0.11%	0.14%
Citigroup 3-Month Treasury Bill Index	—	—	0.09%	0.12%	**
Lipper Institutional U.S. Government Money Market Funds Average	—	—	0.05%	0.10%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Class M and Class P prospectus dated 10/01/09, as supplemented to date, is 0.18% for the Class M shares and 0.28% for the Class P shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class M	Class P	Class M	Class P
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,001.53	$1,000.95	$1,024.17	$1,023.76
Expenses Paid During Period†	$0.90	$0.99	$0.91	$1.32

† Expenses are equal to the net annualized expense ratio for the Class (0.18% for Class M and 0.26% for Class P), multiplied by the average account value over the period, multiplied by 183/365 for the Class M (to reflect the one-half year period), and 140/365 for Class P (to reflect the period since inception date of 05/14/09 for Class P shares). The annualized expense ratio of 0.18% for Class M and 0.26% for Class P reflect net annualized expense after application of an expense waiver of 0.13% and 0.10% for Class M and Class P, respectively. The Fund’s Class P hypothetical expense reflect an amount as if the Class had been operational for the entire fiscal half year.

†† Hypothetical Performance reflects a beginning account value as of 04/01/09.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Government Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury Bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

»	The Fund had a focus on high-quality and short-maturity assets. The Fund ended the period with an average credit quality of AAA.

»	The Fund’s exposure to high-quality Agency-discount notes provided a slight yield advantage over U.S. Treasury Bills.

»	An allocation to Agency securities helped provide a yield advantage over three-month U.S. Treasury Bills.

Semiannual Report	September 30, 2009	9

PIMCO Income Fund

Institutional Class	PIMIX
Class P	PONPX
Administrative Class	PIINX
Class D	PONDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	63.8%
Corporate Bonds & Notes	14.7%
Mortgage-Backed Securities	11.9%
Asset-Backed Securities	5.2%
Short-Term Instruments	2.0%
Other	2.4%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	Fund Inception (03/30/2007)
PIMCO Income Fund Institutional Class	17.90%	13.32%	5.53%
PIMCO Income Fund Class P	17.84%	13.19%	5.43%
PIMCO Income Fund Administrative Class	17.74%	12.98%	5.25%
PIMCO Income Fund Class D	17.71%	12.92%	5.20%
Barclays Capital U.S. Aggregate Index	5.59%	10.56%	6.56%	**
Lipper Multi-Sector Income Funds Average	22.54%	13.43%	3.27%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to Shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.06% for the Institutional Class shares, 1.16% for the Class P shares, 1.30% for the Administrative Class shares and 1.25% for the Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,179.02	$1,178.43	$1,177.36	$1,177.10	$1,022.61	$1,022.11	$1,021.36	$1,021.11
Expenses Paid During Period†	$2.68	$3.22	$4.04	$4.31	$2.48	$2.99	$3.75	$4.00

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.49% for Institutional Class, 0.59% for Class P, 0.74% for Administrative Class and 0.79% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.49% for Institutional Class, 0.59% for Class P, 0.74% for Administrative Class and 0.79% for Class D reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Income Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

The Fund’s above-index duration (or sensitivity to changes in market interest rates) for the majority of the period detracted from performance as U.S. Treasury yields moved higher across the yield curve. However, exposure to duration shorter than the benchmark index towards the end of the period helped to partially offset the negative effect on performance.

»	A curve-steepening bias benefited performance as the yield curve steepened over the period.

»	Exposure to high-yield securities benefited performance as the sector saw a significant rebound and posted strong positive performance over the period.

»	Exposure to Agency fixed-rate mortgage-backed securities detracted from performance as they underperformed the Fund’s benchmark over the period.

»	Exposure to investment-grade bonds added to returns as this sector posted positive performance over the period.

10	PIMCO Funds	Bond Funds

PIMCO Long Duration Total Return Fund

Institutional Class	PLRIX
Class P	PLRPX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

Corporate Bonds & Notes	43.3%
U.S. Treasury Obligations	22.3%
U.S. Government Agencies	23.1%
Municipal Bonds & Notes	2.9%
Short-Term Instruments	2.6%
Other	5.8%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	Fund Inception (08/31/06)
PIMCO Long Duration Total Return Fund Institutional Class	14.63%	25.21%	9.99%
PIMCO Long Duration Total Return Fund Class P	14.60%	25.11%	9.89%
Barclays Capital Long-Term Government/Credit Index	11.55%	18.36%	7.34%
Lipper Corporate Debt Funds BBB-Rated Funds Average	22.16%	17.43%	4.54%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to Shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class P prospectus dated 10/01/09, as supplemented to date, is 0.51% for the Institutional Class shares and 0.61% for Class P shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class P	Institutional Class	Class P
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,146.30	$1,145.96	$1,022.51	$1,022.01
Expenses Paid During Period†	$2.74	$3.28	$2.59	$3.09

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.51% for Institutional Class and 0.61% for Class P), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long Duration Total Return Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Duration positioning (or sensitivity to changes in market interest rates) during the period detracted from relative performance. An average above-index duration detracted value as yields rose across most maturities.

»	A curve-steepening bias during the period benefited performance as the two- to 30-year U.S. Treasury yield spread steepened.

»	An allocation to interest rate swaps benefited relative performance as swap spreads narrowed.

»	An overweight to long-Agency debentures benefited performance as they outperformed like-duration U.S. Treasuries over the period.

»

Exposure to the Singapore dollar and the Brazilian real benefited performance as these currencies appreciated versus the U.S. dollar. Additionally, exposure to a basket of emerging market currencies benefited performance as they appreciated versus the U.S. dollar.

»	A below-benchmark allocation to corporate securities detracted from performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	An out-of-benchmark allocation to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed U.S. Treasuries.

Semiannual Report	September 30, 2009	11

PIMCO Long-Term U.S. Government Fund

Institutional Class	PGOVX
Class P	PLTPX
Administrative Class	PLGBX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	61.2%
U.S. Government Agencies	24.5%
Corporate Bonds & Notes	5.1%
Mortgage-Backed Securities	4.9%
Short-Term Instruments	2.0%
Other	2.3%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Institutional Class	4.27%	16.29%	6.40%	8.30%	9.49%
PIMCO Long-Term U.S. Government Fund Class P	4.20%	16.17%	6.30%	8.21%	9.40%
PIMCO Long-Term U.S. Government Fund Administrative Class	4.13%	16.00%	6.14%	8.03%	9.22%
Barclays Capital Long-Term Treasury Index	-2.94%	9.15%	6.63%	7.95%	8.70%	**
Lipper General U.S. Government Funds Average	1.90%	8.03%	4.14%	5.25%	5.92%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to Shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Administrative Class prospectus dated 10/01/09, as supplemented to date, is 0.505% for the Institutional Class shares, 0.605% for the Class P shares and 0.755% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,042.74	$1,041.99	$1,041.27	$1,022.56	$1,022.06	$1,021.31
Expenses Paid During Period†	$2.56	$3.07	$3.84	$2.54	$3.04	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.495% for Institutional Class, 0.595% for Class P and 0.745% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Long-Term U.S. Government Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

»

Duration positioning (or sensitivity to changes in market interest rates) during the period detracted from relative performance as an average above-index duration positioning detracted value as yields rose across most maturities.

»	A curve-steepening bias benefited performance as the two- to 30-year U.S. Treasury yield spread steepened.

»	An allocation to interest rate swaps benefited relative performance as swap spreads narrowed.

»	An out-of-benchmark allocation to long-Agency debentures benefited performance as they outperformed like-duration U.S. Treasuries for the period.

»	A small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS outperformed like-duration U.S. Treasuries.

»	Exposure to corporate securities benefited performance as they outperformed like-duration U.S. Treasuries during the reporting period.

»	Exposure to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed U.S. Treasuries for the period.

12	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund

Institutional Class	PTLDX
Class P	PLDPX
Administrative Class	PLDAX
Class D	PLDDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Treasury Obligations	34.4%
Corporate Bonds & Notes	25.2%
U.S. Government Agencies	23.6%
Mortgage-Backed Securities	8.3%
Short-Term Instruments	0.6%
Other	7.9%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Institutional Class	11.95%	13.37%	4.74%	5.28%	6.71%
PIMCO Low Duration Fund Class P	11.89%	13.25%	4.63%	5.17%	6.64%
PIMCO Low Duration Fund Administrative Class	11.81%	13.09%	4.48%	5.02%	6.45%
PIMCO Low Duration Fund Class D	11.78%	13.05%	4.41%	4.95%	6.37%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.67%	3.46%	4.03%	4.54%	5.92%	**
Lipper Short Investment Grade Debt Funds Average	7.09%	5.13%	2.57%	3.82%	5.25%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.49% for the Institutional Class shares, 0.59% for Class P shares, 0.74% for the Administrative Class shares and 0.78% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,119.46	$1,118.92	$1,118.08	$1,117.84	$1,022.76	$1,022.26	$1,021.51	$1,021.31
Expenses Paid During Period†	$2.44	$2.97	$3.77	$3.98	$2.33	$2.84	$3.60	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, 0.71% for Administrative Class and 0.75% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed the overall mortgage-backed securities (“MBS”) market.

»	Exposure to non-Agency MBS benefited performance as the sector showed strong performance during the period.

»	An emphasis on the financials sector benefited performance as the sector outperformed the broader investment-grade corporate sector.

»	Tactical holdings of high-yield bonds benefited returns as high-yield credit performed well during the period.

»	A small exposure to emerging markets contributed to performance as the sector outperformed U.S. Treasuries.

Semiannual Report	September 30, 2009	13

PIMCO Low Duration Fund II

Institutional Class	PLDTX
Administrative Class	PDFAX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	42.5%
Corporate Bonds & Notes	17.3%
U.S. Treasury Obligations	14.3%
Short-Term Instruments	13.7%
Mortgage-Backed Securities	6.7%
Other	5.5%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/31/91)
PIMCO Low Duration Fund II Institutional Class	8.80%	10.57%	4.22%	4.86%	5.43%
PIMCO Low Duration Fund II Administrative Class	8.66%	10.29%	3.97%	4.60%	5.17%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.67%	3.46%	4.03%	4.54%	5.14%
Lipper Short Investment Grade Debt Funds Average	7.09%	5.13%	2.57%	3.82%	4.54%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 0.50% for the Institutional Class shares and 0.75% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,087.99	$1,086.64	$1,022.56	$1,021.31
Expenses Paid During Period†	$2.62	$3.92	$2.54	$3.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.50% for Institutional Class and 0.75% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated A or higher by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed the overall mortgage-backed securities (“MBS”) market.

»	Exposure to non-Agency MBS benefited performance as the sector showed strong performance during the period.

»	An emphasis on the financials sector benefited performance as the sector outperformed the broader investment-grade corporate sector.

14	PIMCO Funds	Bond Funds

PIMCO Low Duration Fund III

Institutional Class	PLDIX
Administrative Class	PDRAX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Treasury Obligations	50.9%
Corporate Bonds & Notes	19.5%
U.S. Government Agencies	19.1%
Mortgage-Backed Securities	5.6%
Short-Term Instruments	0.4%
Other	4.5%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Low Duration Fund III Institutional Class	11.36%	11.17%	4.21%	4.92%	5.10%
PIMCO Low Duration Fund III Administrative Class	11.22%	10.89%	3.95%	4.66%	4.84%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.67%	3.46%	4.03%	4.54%	4.82%
Lipper Short Investment Grade Debt Funds Average	7.09%	5.13%	2.57%	3.82%	4.08%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 1.20% for the Institutional Class shares and 1.45% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling
(800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,113.58	$1,112.20	$1,022.41	$1,021.16
Expenses Paid During Period†	$2.81	$4.13	$2.69	$3.95

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.53% for Institutional Class and 0.78% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Low Duration Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements, with prohibitions on firms engaged in certain socially sensitive practices.

»	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

»	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed the overall mortgage-backed securities (“MBS”) market.

»	Exposure to non-Agency MBS benefited performance as the sector showed strong performance during the period.

»	An emphasis on the financials sector enhanced performance as the sector outperformed the broader investment-grade corporate sector.

»	A small exposure to emerging markets contributed to performance as the sector outperformed U.S. Treasuries.

Semiannual Report	September 30, 2009	15

PIMCO Moderate Duration Fund

Institutional Class	PMDRX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $5,000,000.

Allocation Breakdown‡

U.S. Government Agencies	36.7%
U.S. Treasury Obligations	32.9%
Corporate Bonds & Notes	21.9%
Mortgage-Backed Securities	2.8%
Short-Term Instruments	0.6%
Other	5.1%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/31/96)
PIMCO Moderate Duration Fund Institutional Class	11.84%	17.88%	5.68%	6.69%	6.52%
Barclays Capital Intermediate Government/Credit Index	4.98%	10.01%	4.68%	5.90%	5.92%
Lipper Short Intermediate Investment Grade Debt Funds Average	9.29%	10.32%	3.59%	4.95%	5.05%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 0.54% for the Institutional Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,118.43	$1,022.71
Expenses Paid During Period†	$2.50	$2.38

† Expenses are equal to the net annualized expense ratio of 0.47% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Moderate Duration Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Although the ten-year U.S. Treasury yield was volatile during the period, tactical duration (or sensitivity to changes in market interest rates) positioning added to performance. An underweight to U.S. duration at the beginning of the period was positive for performance as rates rose. Additionally, an overweight to duration in the middle of the period also helped performance as rates fell from June to July, while duration positioning had limited impact during the remainder of the period.

»	A curve-steepening strategy in the U.S. benefited performance as short-term yields, as referenced by the two-year U.S. Treasury, rose less than the 30-year U.S. Treasury yield.

»	Exposure to mortgage-backed securities (“MBS”) added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»

An underweight to corporate securities detracted from performance as this sector outperformed like-duration U.S. Treasuries. However, a focus on financials offset this negative performance as the financials sub sector outperformed the overall investment-grade corporate bond sector.

»	A modest allocation to high-yield corporate bonds benefited performance as spreads over U.S. Treasuries narrowed.

»	Exposure to local emerging market bonds, specifically Brazil, detracted from returns as rates increased in Brazil.

»	Exposure to non-U.S. interest rates detracted from performance as rates increased in the U.K. as measured by the ten-year U.K. Gilt.

16	PIMCO Funds	Bond Funds

PIMCO Money Market Fund

Institutional Class	PMIXX
Administrative Class	PMAXX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

Allocation Breakdown‡

Commercial Paper	51.4%
Repurchase Agreements	32.5%
U.S. Government Agencies	9.6%
Corporate Bonds & Notes	4.1%
Other	2.4%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Institutional Class	0.08%	0.08%	0.06%	0.36%	3.12%	3.00%	3.78%
PIMCO Money Market Fund Administrative Class	0.05%	0.05%	0.06%	0.26%	2.90%	2.76%	3.54%
Citigroup 3-Month Treasury Bill Index	—	—	0.09%	0.39%	2.96%	2.96%	3.76%	**
Lipper Institutional Money Market Funds Average	—	—	0.12%	0.75%	3.15%	3.02%	3.88%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. The yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/09, as supplemented to date, is 0.32% for the Institutional Class shares and 0.57% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,000.61	$1,000.56	$1,023.41	$1,023.36
Expenses Paid During Period†	$1.66	$1.71	$1.67	$1.72

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.33% for Institutional Class and 0.34% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.33% for the Institutional Class and 0.34% for the Administrative Class reflects net annualized expense after application of an expense waiver of 0.03% and 0.27% for Institutional Class and Administrative Class, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Money Market Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

»	The Fund had a focus on high-quality and short-maturity assets. The Fund ended the period with an average credit quality of AAA.

»	The Fund’s weighted average maturity moved longer over the period, ending at 55 days, taking advantage of higher yields further out on an upward-sloping money market yield curve.

»

The Fund moved its exposure from Agency-discount notes to high-quality commercial paper as high-quality commercial paper provided a yield advantage over Agency-discount notes, as overall money market rates moved lower over the period.

Semiannual Report	September 30, 2009	17

PIMCO Mortgage-Backed Securities Fund

Institutional Class	PTRIX
Class P	PMRPX
Administrative Class	PMTAX
Class D	PTMDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	78.9%
Mortgage-Backed Securities	12.8%
Asset-Backed Securities	7.3%
Corporate Bonds & Notes	0.5%
Short-Term Instruments	0.4%
Other	0.1%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
Mortgage-Backed Securities Fund Institutional Class	8.88%	11.17%	5.70%	6.86%	6.78%
Mortgage-Backed Securities Fund Class P	8.84%	11.06%	5.60%	6.76%	6.67%
Mortgage-Backed Securities Fund Administrative Class	8.75%	10.89%	5.44%	6.60%	6.51%
Mortgage-Backed Securities Fund Class D	8.67%	10.73%	5.28%	6.44%	6.35%
Barclays Capital U.S. MBS Fixed Rate Index	2.88%	9.85%	5.95%	6.45%	6.27%
Lipper U.S. Mortgage Funds Average	5.65%	7.52%	3.64%	4.91%	4.74%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.60% for the Institutional Class shares, 1.81% for Class P shares, 1.89% for the Administrative Class shares and 2.02 for Class D Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,088.85	$1,088.36	$1,087.47	$1,086.69	$1,021.96	$1,021.71	$1,020.71	$1,019.95
Expenses Paid During Period†	$3.25	$3.51	$4.55	$5.34	$3.14	$3.40	$4.41	$5.16

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.62% for Institutional Class, 0.67% for Class P, 0.87% for Administrative Class and 1.02% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Mortgage-Backed Securities Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

»

An underweight to conventional 30-year 4.50% coupon mortgage-backed securities (“MBS”) (issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) benefited performance as they underperformed higher-coupon conventional 30-year MBS (with coupons 5% and higher) for most of second and third quarters of 2009.

»	A modest overweight to interest rate duration detracted from performance as U.S. Treasury rates sold off over the period.

»	Exposure to commercial MBS added to returns as they outperformed fixed-rate MBS over the period.

»	Exposure to short-maturity home equity asset-backed securities benefited performance as they outperformed fixed-rate MBS over the period.

18	PIMCO Funds	Bond Funds

PIMCO Short-Term Fund

Institutional Class	PTSHX
Class P	PTSPX
Administrative Class	PSFAX
Class D	PSHDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

U.S. Government Agencies	43.1%
Corporate Bonds & Notes	36.1%
Asset-Backed Securities	6.0%
Short-Term Instruments	5.2%
Mortgage-Backed Securities	4.4%
Other	5.2%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Institutional Class	5.68%	6.47%	3.87%	4.03%	5.33%
PIMCO Short-Term Fund Class P	5.63%	6.36%	3.77%	3.93%	5.25%
PIMCO Short-Term Fund Administrative Class	5.55%	6.20%	3.62%	3.77%	5.07%
PIMCO Short-Term Fund Class D	5.52%	6.15%	3.57%	3.72%	5.02%
Citigroup 3-Month Treasury Bill Index	0.09%	0.39%	2.96%	2.96%	4.34%	**
Lipper Ultra-Short Obligations Funds Average	4.47%	1.75%	1.89%	3.06%	4.89%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.50% for the Institutional Class shares, 0.60% for the Class P shares, 0.75% for the Administrative Class shares and 0.80% for the Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,056.78	$1,056.27	$1,055.47	$1,055.22	$1,022.76	$1,022.26	$1,021.51	$1,021.26
Expenses Paid During Period†	$2.37	$2.89	$3.66	$3.92	$2.33	$2.84	$3.60	$3.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, 0.71% for Administrative Class and 0.76% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Short-Term Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as interest rates moved higher across the yield curve.

»	A curve-steepening bias was slightly positive for performance as the yield curve steepened over the period.

»	An emphasis on Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed U.S. Treasuries.

»	Exposure to the investment-grade corporate sector added to returns as the sector posted very strong performance over the period.

Semiannual Report	September 30, 2009	19

PIMCO Unconstrained Bond Fund

Institutional Class	PFIUX
Class P	PUCPX
Class D	PUBDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Short-Term Instruments	24.7%
U.S. Treasury Obligations	23.9%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	16.0%
Asset-Backed Securities	4.1%
Other	11.0%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period September 30, 2009

	6 Months*	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Institutional Class	11.01%	15.10%	11.64%
PIMCO Unconstrained Bond Fund Class P	10.96%	14.99%	11.53%
PIMCO Unconstrained Bond Fund Class D	10.79%	14.65%	11.20%
3 Month LIBOR Index (Resets Quarterly)	0.46%	1.77%	1.98%
3 Month LIBOR Index (Resets Monthly)	0.37%	1.48%	1.75%
Lipper General Bond Funds Average	11.69%	8.63%	3.87%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 0.91% for the Institutional Class shares, 1.01% for Class P shares and 1.31% for Class D shares. Effective 05/01/09, the Fund no longer imposes a redemption fee. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting monthly. Effective August 1, 2009, the Fund selected as its primary benchmark the same 3 Month LIBOR (London Intrabank Offered Rate) Index as described, but resetting quarterly. The Fund does not have a secondary benchmark.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,110.08	$1,109.58	$1,107.94	$1,021.56	$1,020.05	$1,018.55
Expenses Paid During Period†	$3.70	$5.29	$6.87	$3.55	$5.06	$6.58

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.00% for Class P and 1.30% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Bond Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Exposure to investment-grade corporate securities, specifically an overweight to financials, benefited performance. Investment-grade corporate spreads decreased by 3.24%, and financial spreads decreased by 4.81% over the period.

»	Exposure to bank capital benefited performance; the BofA Merrill Lynch Preferred Hybrid Securities Index average price increased from $63.59 to $94.25 over the period.

»

Exposure to mortgage-backed securities (“MBS”) benefited performance as fixed-rate Agency MBS spreads improved over the period. Additionally, coupon selection within Agency MBS positions contributed to overall performance.

»	Exposure to municipal bonds, particularly California municipal bonds, benefited performance due to the sector’s strong performance, driven in part by limited supply of new issue municipal bonds.

»	Exposure to emerging market debt contributed to returns as both sovereign and corporate positions within the Fund performed well over the period.

»	A long-duration (or sensitivity to changes in market interest rates) bias in the U.S. detracted from performance as the ten-year U.S. Treasury yield increased over the period.

20	PIMCO Funds	Bond Funds

PIMCO Unconstrained Tax Managed Bond Fund

Institutional Class	PUTIX
Class P	PUTPX
Class D	ATMDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡
Municipal Bonds & Notes	64.8%
U.S. Treasury Obligations	10.6%
Corporate Bonds & Notes	8.1%
Short-Term Instruments	4.7%
Mortgage-Backed Securities	3.5%
Other	8.3%
‡	% of Total Investments as of 09/30/09

Cumulative Total Return for the period September 30, 2009
	6 Months*	Fund Inception (01/30/2009)
PIMCO Unconstrained Tax Managed Bond Fund Institutional Class	8.88%	6.69%
Institutional Class Shares After Taxes on Distributions	8.63%	6.39%
PIMCO Unconstrained Tax Managed Bond Fund Class P	8.83%	6.61%
Class P Shares After Taxes on Distributions	8.58%	6.32%
PIMCO Unconstrained Tax Managed Bond Fund Class D	8.67%	6.40%
Class D Shares After Taxes on Distributions	8.45%	6.15%
3 Month LIBOR After Tax	0.35%	0.49%	**
Lipper General Bond Funds Average	11.69%	11.28%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to hares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 0.70% for the Institutional Class shares, 0.80% for Class P shares and 1.10% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance††
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,088.83	$1,018.48	$1,086.66	$1,021.56	$1,021.06	$1,019.55
Expenses Paid During Period†	$3.67	$0.44	$5.75	$3.55	$4.05	$5.57

† Expenses are equal to the net annualized expense ratio for the class (0.70% for Institutional Class, 0.80% for Class P and 1.10% for Class D), multiplied by the average account value over the period, multiplied 183/165 for the Institutional Class and Class D ( to reflect the one-half year period), multiplied by 21/365 (to reflect the period since Class P commenced operations on 09/10/09). The annualized expense ratio of 0.70% for Institutional Class, and 1.10% for Class D reflect net annualized expenses after application of an expense waiver of 0.14% for Institutional Class and Class D. The Fund’s Class P hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year.

†† Hypothetical Performance reflects a beginning account value as if 04/01/09.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Unconstrained Tax Managed Bond Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	Positive U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as yields increased across the yield curve.

»	Exposure to both mortgage-backed securities and investment-grade corporate securities benefited performance as they outperformed over the period.

»

Yield curve-positioning benefited performance as the yield curve steepened during the first three months of the period and flattened over the final three months, and the Fund was structured to take advantage of these changes in the yield curve.

»

Within the Fund’s municipal bond holdings, exposure to general obligation municipal bonds detracted from performance, while exposure to special-tax municipal bonds added to returns as the sector outperformed the general municipal bond market over the period.

Semiannual Report	September 30, 2009	21

Benchmark Descriptions

Index	Description

3 Month LIBOR After Tax	3 Month LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index (Resets Monthly)	3 Month LIBOR Index (Resets Monthly). LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting monthly. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index (Resets Quarterly)

3 Month LIBOR Index (Resets Quarterly). LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting quarterly. It is not possible to invest directly in an unmanaged index.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Intermediate Government/Credit Index	Barclays Capital Intermediate Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Long-Term Government/Credit Index	Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1st, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

22	PIMCO Funds	Bond Funds

Index	Description

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index is a subset of The BofA Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity less than 3 years. The BofA Merrill Lynch US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the Index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. It is not possible to invest directly in an unmanaged index. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Citigroup STRIPS Index, 20+ Year Sub-Index	Citigroup STRIPS Index, 20+ Year Sub-Index represents a composition of outstanding Treasury Bond and Notes with a maturity of at least twenty years. The index is rebalanced each month in accordance with underlying Treasury figures and profiles provided as of the previous month-end. The included STRIPS are derived only from bonds in the Citigroup U.S. Treasury Bond Index, which include coupon strips with less than one year remaining to maturity. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	The PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	23

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Extended Duration Fund
Institutional Class
09/30/2009+	$12.56	$0.24	$(0.82)	$(0.58)	$(0.24)	$0.00	$0.00
03/31/2009	10.90	0.44	2.08	2.52	(0.43)	(0.43)	0.00
03/31/2008	9.94	0.44	1.00	1.44	(0.45)	(0.03)	0.00
08/31/2006 - 03/31/2007	10.00	0.27	0.02	0.29	(0.27)	(0.08)	0.00
Class P
09/30/2009+	12.56	0.24	(0.83)	(0.59)	(0.23)	0.00	0.00
09/11/2008 - 03/31/2009	11.21	0.26	1.76	2.02	(0.24)	(0.43)	0.00

Global Advantage Strategy Bond Fund
Institutional Class
09/30/2009+	$10.06	$0.17	$1.25	$1.42	$(0.16)	$0.00	$0.00
02/05/2009 - 03/31/2009	10.00	0.04	0.06	0.10	(0.04)	0.00	0.00
Class P
09/30/2009+	10.06	0.17	1.25	1.42	(0.16)	0.00	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.07	0.10	(0.04)	0.00	0.00
Class D
09/30/2009+	10.06	0.15	1.25	1.40	(0.14)	0.00	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00

GNMA Fund
Institutional Class
09/30/2009+	$11.33	$0.19	$0.40	$0.59	$(0.21)	$0.00	$0.00
03/31/2009	11.37	0.51	0.11	0.62	(0.53)	(0.13)	0.00
03/31/2008	11.11	0.57	0.33	0.90	(0.57)	(0.07)	0.00
03/31/2007	10.90	0.53	0.21	0.74	(0.53)	0.00	0.00
03/31/2006	11.01	0.40	(0.06)	0.34	(0.45)	0.00	0.00
03/31/2005	11.09	0.26	0.04	0.30	(0.29)	(0.09)	0.00
Class P
09/30/2009+	11.33	0.18	0.41	0.59	(0.21)	0.00	0.00
04/30/2008 - 03/31/2009	11.32	0.46	0.15	0.61	(0.47)	(0.13)	0.00
Class D
09/30/2009+	11.33	0.17	0.40	0.57	(0.19)	0.00	0.00
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)	0.00
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)	0.00
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund's advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to 0.30%.
(d)	Effective February 24, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to 0.40%.
(e)	Effective February 24, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to 0.45%.

24	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.24)	$11.74	(4.51)%	$203,514	0.50	%*	0.50	%*	0.50	%*	0.50	%*	4.48	%*	444%
(0.86)	12.56	23.62	195,036	0.57		0.57		0.50		0.50		3.88		780
(0.48)	10.90	14.96	169,454	0.50		0.50		0.50		0.50		4.24		239
(0.35)	9.94	2.82	3,083	0.57	*	1.90	*	0.50	*	1.83	*	4.53	*	298

(0.23)	11.74	(4.55)	951	0.60	*	0.60	*	0.60	*	0.60	*	4.37	*	444
(0.67)	12.56	18.01	978	0.66	*	0.66	*	0.60	*	0.60	*	3.79	*	780

$(0.16)	$11.32	14.22%	$456,357	0.70	%*	0.71	%*	0.70	%*	0.71	%*	3.13	%*	146%
(0.04)	10.06	0.98	4,854	0.70	*(b)(c)	12.25	*(b)(c)	0.70	*(b)(c)	12.25	*(b)(c)	2.53	*	57

(0.16)	11.32	14.16	433	0.80	*	0.84	*	0.80	*	0.84	*	2.98	*	146
(0.04)	10.06	0.97	10	0.80	*(b)(d)	10.88	*(b)(d)	0.80	*(b)(d)	10.88	*(b)(d)	2.35	*	57

(0.14)	11.32	14.03	25,020	1.10	*	1.17	*	1.10	*	1.17	*	2.66	*	146
(0.03)	10.06	0.95	388	1.10	*(b)(e)	17.63	*(b)(e)	1.10	*(b)(e)	17.63	*(b)(e)	2.26	*	57

$(0.21)	$11.71	5.29%	$467,695	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.30	%*	965%
(0.66)	11.33	5.73	375,682	0.66		0.66		0.50		0.50		4.59		1,652
(0.64)	11.37	8.37	219,841	0.95		0.95		0.50		0.50		5.10		839
(0.53)	11.11	7.01	133,271	1.06		1.06		0.50		0.50		4.88		1,009
(0.45)	10.90	3.16	130,771	0.50		0.50		0.50		0.50		3.66		1,069
(0.38)	11.01	2.72	422,890	0.50		0.50		0.50		0.50		2.31		1,209

(0.21)	11.71	5.24	30,230	0.60	*	0.60	*	0.60	*	0.60	*	3.10	*	965
(0.60)	11.33	5.63	11	0.76	*	0.76	*	0.60	*	0.60	*	4.47	*	1,652

(0.19)	11.71	5.08	180,696	0.90	*	0.90	*	0.90	*	0.90	*	2.89	*	965
(0.61)	11.33	5.30	139,917	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	36,541	1.32		1.32		0.90		0.90		4.63		839
(0.49)	11.11	6.58	13,076	1.46		1.46		0.90		0.90		4.50		1,009
(0.41)	10.90	2.75	8,779	0.90		0.90		0.90		0.90		3.46		1,069
(0.33)	11.01	2.31	8,250	0.90		0.90		0.90		0.90		1.78		1,209

Semiannual Report	September 30, 2009	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Government Money Market Fund
Class M
09/30/2009+	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
01/27/2009 - 03/31/2009	1.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
05/14/2009 - 09/30/2009+	1.00	0.00	0.00	0.00	0.00	0.00	0.00

Income Fund
Institutional Class
09/30/2009+	$8.54	$0.35	$1.16	$1.51	$(0.31)	$0.00	$0.00
03/31/2009	9.92	0.67	(1.41)	(0.74)	(0.64)	0.00	0.00
03/31/2008	10.00	0.58	(0.08)	0.50	(0.58)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class P
09/30/2009+	8.54	0.33	1.17	1.50	(0.30)	0.00	0.00
04/30/2008 - 03/31/2009	9.99	0.61	(1.47)	(0.86)	(0.59)	0.00	0.00
Administrative Class
09/30/2009+	8.54	0.33	1.16	1.49	(0.29)	0.00	0.00
03/31/2009	9.92	0.65	(1.41)	(0.76)	(0.62)	0.00	0.00
03/31/2008	10.00	0.56	(0.09)	0.47	(0.55)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class D
09/30/2009+	8.54	0.33	1.16	1.49	(0.29)	0.00	0.00
03/31/2009	9.92	0.67	(1.44)	(0.77)	(0.61)	0.00	0.00
03/31/2008	10.00	0.54	(0.07)	0.47	(0.55)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00

Long Duration Total Return Fund
Institutional Class
09/30/2009+	$10.14	$0.28	$1.18	$1.46	$(0.27)	$0.00	$0.00
03/31/2009	10.51	0.51	(0.25)	0.26	(0.50)	(0.13)	0.00
03/31/2008	10.09	0.50	0.44	0.94	(0.50)	(0.02)	0.00
08/31/2006 - 03/31/2007	10.00	0.29	0.09	0.38	(0.29)	0.00	0.00
Class P
09/30/2009+	10.14	0.27	1.19	1.46	(0.27)	0.00	0.00
09/11/2008 - 03/31/2009	10.37	0.30	(0.12)	0.18	(0.28)	(0.13)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

26	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.15%	$72,042	0.18	%*	0.31	%*	0.18	%*	0.31	%*	0.11	%*	N/A
0.00	1.00	0.05	53,161	0.18	*	1.19	*	0.18	*	1.19	*	0.15	*	N/A

0.00	1.00	0.09	10	0.26	*	0.36	*	0.26	*	0.36	*	0.05	*	N/A

$(0.31)	$9.74	17.90%	$334,760	0.49	%*	0.54	%*	0.40	%*	0.45	%*	7.57	%*	83%
(0.64)	8.54	(7.64)	278,815	1.01		1.06		0.40		0.45		7.28		153
(0.58)	9.92	5.09	289,824	1.44		1.57		0.40		0.53		5.84		276
0.00	10.00	0.00	25,006	0.40	*	0.40	*	0.40	*	0.40	*	(0.40	)*	0

(0.30)	9.74	17.84	1,700	0.59	*	0.64	*	0.50	*	0.55	*	7.12	*	83
(0.59)	8.54	(8.82)	9	1.11	*	1.16	*	0.50	*	0.55	*	7.29	*	153

(0.29)	9.74	17.74	11	0.74	*	0.79	*	0.65	*	0.70	*	7.30	*	83
(0.62)	8.54	(7.91)	10	1.25		1.30		0.65		0.70		7.00		153
(0.55)	9.92	4.84	11	2.43		2.74		0.65		0.96		5.59		276
0.00	10.00	0.00	10	0.65	*	0.65	*	0.65	*	0.65	*	(0.65	)*	0

(0.29)	9.74	17.71	5,917	0.79	*	0.84	*	0.70	*	0.75	*	7.25	*	83
(0.61)	8.54	(7.96)	4,975	1.25		1.30		0.70		0.75		7.54		153
(0.55)	9.92	4.79	342	1.67		1.75		0.70		0.78		5.43		276
0.00	10.00	0.00	10	0.70	*	0.70	*	0.70	*	0.70	*	(0.70	)*	0

$(0.27)	$11.33	14.63%	$3,294,857	0.51	%*	0.51	%*	0.50	%*	0.50	%*	5.21	%*	212%
(0.63)	10.14	2.63	2,431,539	0.51		0.51		0.50		0.50		5.02		398
(0.52)	10.51	9.73	714,193	0.50		0.50		0.50		0.50		4.85		314
(0.29)	10.09	3.89	4,631	0.50	*	1.61	*	0.50	*	1.61	*	4.99	*	330

(0.27)	11.33	14.60	1,047	0.61	*	0.61	*	0.60	*	0.60	*	5.12	*	212
(0.41)	10.14	1.86	914	0.61	*	0.61	*	0.60	*	0.60	*	5.41	*	398

Semiannual Report	September 30, 2009	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Long-Term U.S. Government Fund
Institutional Class
09/30/2009+	$11.58	$0.24	$0.24	$0.48	$(0.26)	$0.00	$0.00
03/31/2009	11.30	0.46	0.37	0.83	(0.47)	(0.08)	0.00
03/31/2008	10.66	0.52	0.64	1.16	(0.52)	0.00	0.00
03/31/2007	10.48	0.50	0.20	0.70	(0.51)	(0.01)	0.00
03/31/2006	10.77	0.44	(0.30)	0.14	(0.42)	(0.01)	0.00
03/31/2005	11.35	0.34	(0.22)	0.12	(0.35)	(0.35)	0.00
Class P
09/30/2009+	11.58	0.23	0.24	0.47	(0.25)	0.00	0.00
04/30/2008 - 03/31/2009	11.08	0.42	0.59	1.01	(0.43)	(0.08)	0.00
Administrative Class
09/30/2009+	11.58	0.23	0.24	0.47	(0.25)	0.00	0.00
03/31/2009	11.30	0.44	0.36	0.80	(0.44)	(0.08)	0.00
03/31/2008	10.66	0.49	0.64	1.13	(0.49)	0.00	0.00
03/31/2007	10.48	0.48	0.19	0.67	(0.48)	(0.01)	0.00
03/31/2006	10.77	0.39	(0.28)	0.11	(0.39)	(0.01)	0.00
03/31/2005	11.35	0.32	(0.23)	0.09	(0.32)	(0.35)	0.00

Low Duration Fund
Institutional Class
09/30/2009+	$9.30	$0.17	$0.93	$1.10	$(0.19)	$0.00	$0.00
03/31/2009	10.14	0.42	(0.71)	(0.29)	(0.42)	(0.13)	0.00
03/31/2008	9.95	0.47	0.27	0.74	(0.48)	(0.07)	0.00
03/31/2007	9.90	0.45	0.06	0.51	(0.46)	0.00	0.00
03/31/2006	10.11	0.36	(0.16)	0.20	(0.37)	(0.04)	0.00
03/31/2005	10.31	0.21	(0.12)	0.09	(0.23)	(0.06)	0.00
Class P
09/30/2009+	9.30	0.16	0.94	1.10	(0.19)	0.00	0.00
04/30/2008 - 03/31/2009	10.13	0.37	(0.69)	(0.32)	(0.38)	(0.13)	0.00
Administrative Class
09/30/2009+	9.30	0.16	0.93	1.09	(0.18)	0.00	0.00
03/31/2009	10.14	0.39	(0.70)	(0.31)	(0.40)	(0.13)	0.00
03/31/2008	9.95	0.44	0.27	0.71	(0.45)	(0.07)	0.00
03/31/2007	9.90	0.43	0.06	0.49	(0.44)	0.00	0.00
03/31/2006	10.11	0.34	(0.16)	0.18	(0.35)	(0.04)	0.00
03/31/2005	10.31	0.19	(0.13)	0.06	(0.20)	(0.06)	0.00
Class D
09/30/2009+	9.30	0.16	0.93	1.09	(0.18)	0.00	0.00
03/31/2009	10.14	0.39	(0.71)	(0.32)	(0.39)	(0.13)	0.00
03/31/2008	9.95	0.44	0.26	0.70	(0.44)	(0.07)	0.00
03/31/2007	9.90	0.42	0.06	0.48	(0.43)	0.00	0.00
03/31/2006	10.11	0.33	(0.16)	0.17	(0.34)	(0.04)	0.00
03/31/2005	10.31	0.18	(0.13)	0.05	(0.19)	(0.06)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund's supervisory and administrative fee was increased by 0.03% to 0.21%.
(c)	Effective October 1, 2008, the Fund's supervisory and administrative fee was increased by 0.03% to 0.31%.
(d)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.025% to 0.225%.

28	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.26)	$11.80	4.27%	$1,238,462	0.49	5%*	0.49	5%*	0.47	5%*	0.47	5%*	4.23	%*	281%
(0.55)	11.58	7.69	568,232	0.50	5	0.50	5	0.47	5	0.47	5	4.19		367
(0.52)	11.30	11.22	1,258,569	0.47	5	0.47	5	0.47	5	0.47	5	4.85		291
(0.52)	10.66	6.83	905,955	0.47	5	0.47	5	0.47	5	0.47	5	4.82		971
(0.43)	10.48	1.19	1,832,892	0.48	(d)	0.48	(d)	0.48	(d)	0.48	(d)	3.98		788
(0.70)	10.77	1.17	604,056	0.50		0.50		0.50		0.50		3.13		321

(0.25)	11.80	4.20	7,423	0.59	5*	0.59	5*	0.57	5*	0.57	5*	4.09	*	281
(0.51)	11.58	9.40	11	0.60	5*	0.60	5*	0.57	5*	0.57	5*	4.16	*	367

(0.25)	11.80	4.13	94,786	0.74	5*	0.74	5*	0.72	5*	0.72	5*	4.06	*	281
(0.52)	11.58	7.44	113,114	0.75	5	0.75	5	0.72	5	0.72	5	3.97		367
(0.49)	11.30	10.96	144,464	0.72	5	0.72	5	0.72	5	0.72	5	4.56		291
(0.49)	10.66	6.58	91,220	0.72	5	0.72	5	0.72	5	0.72	5	4.61		971
(0.40)	10.48	0.95	99,319	0.74	(d)	0.74	(d)	0.74	(d)	0.74	(d)	3.53		788
(0.67)	10.77	0.92	110,640	0.75		0.75		0.75		0.75		2.91		321

$(0.19)	$10.21	11.95%	$9,803,586	0.46	%*	0.46	%*	0.46	%*	0.46	%*	3.54	%*	264%
(0.55)	9.30	(2.85)	6,921,501	0.48	(b)	0.48	(b)	0.45	(b)	0.45	(b)	4.30		223
(0.55)	10.14	7.64	8,360,184	0.43		0.43		0.43		0.43		4.68		141
(0.46)	9.95	5.30	8,053,232	0.43		0.43		0.43		0.43		4.58		73
(0.41)	9.90	2.01	8,746,237	0.43		0.43		0.43		0.43		3.59		68
(0.29)	10.11	0.90	9,297,898	0.43		0.43		0.43		0.43		2.08		278

(0.19)	10.21	11.89	309,088	0.56	*	0.56	*	0.56	*	0.56	*	3.22	*	264
(0.51)	9.30	(3.18)	1,798	0.58	*(c)	0.58	*(c)	0.55	*(c)	0.55	*(c)	4.26	*	223

(0.18)	10.21	11.81	748,941	0.71	*	0.71	*	0.71	*	0.71	*	3.28	*	264
(0.53)	9.30	(3.09)	476,505	0.73	(b)	0.73	(b)	0.70	(b)	0.70	(b)	4.06		223
(0.52)	10.14	7.38	375,438	0.68		0.68		0.68		0.68		4.43		141
(0.44)	9.95	5.04	281,769	0.68		0.68		0.68		0.68		4.32		73
(0.39)	9.90	1.76	329,977	0.68		0.68		0.68		0.68		3.33		68
(0.26)	10.11	0.65	418,335	0.68		0.68		0.68		0.68		1.83		278

(0.18)	10.21	11.78	720,907	0.75	*	0.75	*	0.75	*	0.75	*	3.22	*	264
(0.52)	9.30	(3.15)	477,259	0.78		0.78		0.75		0.75		4.00		223
(0.51)	10.14	7.30	507,062	0.75		0.75		0.75		0.75		4.35		141
(0.43)	9.95	4.97	417,681	0.75		0.75		0.75		0.75		4.25		73
(0.38)	9.90	1.69	548,707	0.75		0.75		0.75		0.75		3.25		68
(0.25)	10.11	0.58	691,405	0.75		0.75		0.75		0.75		1.77		278

Semiannual Report	September 30, 2009	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Low Duration Fund II
Institutional Class
09/30/2009+	$9.28	$0.17	$0.64	$0.81	$(0.19)	$0.00	$0.00
03/31/2009	9.87	0.38	(0.59)	(0.21)	(0.38)	0.00	0.00
03/31/2008	9.58	0.44	0.29	0.73	(0.44)	0.00	0.00
03/31/2007	9.54	0.44	0.05	0.49	(0.45)	0.00	0.00
03/31/2006	9.73	0.35	(0.18)	0.17	(0.36)	0.00	0.00
03/31/2005	9.89	0.20	(0.14)	0.06	(0.22)	0.00	0.00
Administrative Class
09/30/2009+	9.28	0.16	0.64	0.80	(0.18)	0.00	0.00
03/31/2009	9.87	0.35	(0.59)	(0.24)	(0.35)	0.00	0.00
03/31/2008	9.58	0.42	0.29	0.71	(0.42)	0.00	0.00
03/31/2007	9.54	0.42	0.05	0.47	(0.43)	0.00	0.00
03/31/2006	9.73	0.32	(0.18)	0.14	(0.33)	0.00	0.00
03/31/2005	9.89	0.18	(0.15)	0.03	(0.19)	0.00	0.00

Low Duration Fund III
Institutional Class
09/30/2009+	$8.73	$0.17	$0.81	$0.98	$(0.18)	$0.00	$0.00
03/31/2009	10.03	0.47	(0.96)	(0.49)	(0.46)	(0.35)	0.00
03/31/2008	9.80	0.47	0.28	0.75	(0.47)	(0.05)	0.00
03/31/2007	9.76	0.45	0.04	0.49	(0.45)	0.00	0.00
03/31/2006	9.94	0.36	(0.15)	0.21	(0.36)	(0.03)	0.00
03/31/2005	10.15	0.19	(0.11)	0.08	(0.20)	(0.09)	0.00
Administrative Class
09/30/2009+	8.73	0.15	0.82	0.97	(0.17)	0.00	0.00
03/31/2009	10.03	0.44	(0.96)	(0.52)	(0.43)	(0.35)	0.00
03/31/2008	9.80	0.45	0.28	0.73	(0.45)	(0.05)	0.00
03/31/2007	9.76	0.42	0.04	0.46	(0.42)	0.00	0.00
03/31/2006	9.94	0.33	(0.15)	0.18	(0.33)	(0.03)	0.00
03/31/2005	10.15	0.16	(0.11)	0.05	(0.17)	(0.09)	0.00

Moderate Duration Fund
Institutional Class
09/30/2009+	$9.67	$0.23	$0.90	$1.13	$(0.25)	$0.00	$0.00
03/31/2009	10.34	0.47	(0.49)	(0.02)	(0.51)	(0.14)	0.00
03/31/2008	9.99	0.48	0.42	0.90	(0.49)	(0.06)	0.00
03/31/2007	9.94	0.46	0.09	0.55	(0.47)	(0.03)	0.00
03/31/2006	10.20	0.44	(0.24)	0.20	(0.45)	(0.01)	0.00
03/31/2005	10.56	0.24	(0.15)	0.09	(0.26)	(0.19)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund's supervisory and administrative fee was increased by 0.01% to 0.21%.

30	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$9.90	8.80%	$380,064	0.50	%*	0.50	%*	0.50	%*	0.50	%*	3.49	%*	375%
(0.38)	9.28	(2.18)	356,284	0.50		0.50		0.50		0.50		3.94		112
(0.44)	9.87	7.86	286,922	0.51		0.51		0.50		0.50		4.59		50
(0.45)	9.58	5.26	329,947	0.50		0.50		0.50		0.50		4.65		147
(0.36)	9.54	1.74	452,372	0.50		0.50		0.50		0.50		3.59		93
(0.22)	9.73	0.58	554,968	0.50		0.50		0.50		0.50		2.05		308

(0.18)	9.90	8.66	1,191	0.75	*	0.75	*	0.75	*	0.75	*	3.24	*	375
(0.35)	9.28	(2.43)	998	0.75		0.75		0.75		0.75		3.69		112
(0.42)	9.87	7.60	881	0.76		0.76		0.75		0.75		4.33		50
(0.43)	9.58	4.99	892	0.75		0.75		0.75		0.75		4.40		147
(0.33)	9.54	1.49	1,133	0.75		0.75		0.75		0.75		3.32		93
(0.19)	9.73	0.33	996	0.75		0.75		0.75		0.75		1.80		308

$(0.18)	$9.53	11.36%	$188,637	0.53	%*	0.53	%*	0.50	%*	0.50	%*	3.74	%*	286%
(0.81)	8.73	(4.88)	114,884	1.20		1.20		0.50		0.50		4.95		143
(0.52)	10.03	7.88	151,405	0.54		0.54		0.50		0.50		4.73		105
(0.45)	9.80	5.09	125,522	0.50		0.50		0.50		0.50		4.56		101
(0.39)	9.76	2.12	146,721	0.50		0.50		0.50		0.50		3.61		46
(0.29)	9.94	0.73	99,961	0.50		0.50		0.50		0.50		1.85		390

(0.17)	9.53	11.22	114	0.78	*	0.78	*	0.75	*	0.75	*	3.27	*	286
(0.78)	8.73	(5.12)	33	1.45		1.45		0.75		0.75		4.72		143
(0.50)	10.03	7.60	24	0.79		0.79		0.75		0.75		4.54		105
(0.42)	9.80	4.83	25	0.75		0.75		0.75		0.75		4.32		101
(0.36)	9.76	1.89	23	0.75		0.75		0.75		0.75		3.33		46
(0.26)	9.94	0.46	17	0.75		0.75		0.75		0.75		1.59		390

$(0.25)	$10.55	11.84%	$1,774,713	0.47	%*	0.47	%*	0.46	%*	0.46	%*	4.47	%*	336%
(0.65)	9.67	(0.13)	1,589,238	0.54	(b)	0.54	(b)	0.46	(b)	0.46	(b)	4.78		302
(0.55)	10.34	9.32	1,593,066	0.45		0.45		0.45		0.45		4.77		151
(0.50)	9.99	5.64	1,581,290	0.45		0.45		0.45		0.45		4.60		238
(0.46)	9.94	1.92	1,845,829	0.45		0.45		0.45		0.45		4.30		208
(0.45)	10.20	0.82	1,917,803	0.45		0.45		0.45		0.45		2.34		447

Semiannual Report	September 30, 2009	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Money Market Fund
Institutional Class
09/30/2009+	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2008	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
Administrative Class
09/30/2009+	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00

Mortgage-Backed Securities Fund
Institutional Class
09/30/2009+	$10.21	$0.30	$0.60	$0.90	$(0.29)	$0.00	$0.00
03/31/2009	10.88	0.71	(0.60)	0.11	(0.69)	(0.09)	0.00
03/31/2008	10.72	0.54	0.23	0.77	(0.54)	(0.07)	0.00
03/31/2007	10.47	0.51	0.26	0.77	(0.52)	0.00	0.00
03/31/2006	10.62	0.41	(0.13)	0.28	(0.43)	0.00	0.00
03/31/2005	10.83	0.31	0.02	0.33	(0.31)	(0.23)	0.00
Class P
09/30/2009+	10.21	0.29	0.60	0.89	(0.28)	0.00	0.00
04/30/2008 - 03/31/2009	10.85	0.66	(0.57)	0.09	(0.64)	(0.09)	0.00
Administrative Class
09/30/2009+	10.21	0.30	0.58	0.88	(0.27)	0.00	0.00
03/31/2009	10.88	0.70	(0.61)	0.09	(0.67)	(0.09)	0.00
03/31/2008	10.72	0.52	0.22	0.74	(0.51)	(0.07)	0.00
03/31/2007	10.47	0.49	0.25	0.74	(0.49)	0.00	0.00
03/31/2006	10.62	0.39	(0.14)	0.25	(0.40)	0.00	0.00
03/31/2005	10.83	0.25	0.06	0.31	(0.29)	(0.23)	0.00
Class D
09/30/2009+	10.21	0.28	0.59	0.87	(0.26)	0.00	0.00
03/31/2009	10.88	0.68	(0.61)	0.07	(0.65)	(0.09)	0.00
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)	0.00
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

32	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.06%	$204,485	0.33	%*	0.36	%*	0.32	%*	0.35	%*	0.06	%*	N/A
(0.01)	1.00	1.48	246,822	0.34		0.34		0.34		0.34		1.42		N/A
(0.05)	1.00	4.69	217,989	0.32		0.32		0.32		0.32		4.54		N/A
(0.05)	1.00	5.03	173,050	0.32		0.32		0.32		0.32		4.95		N/A
(0.03)	1.00	3.48	125,508	0.32		0.32		0.32		0.32		3.40		N/A
(0.01)	1.00	1.39	180,093	0.34		0.34		0.34		0.34		1.35		N/A

0.00	1.00	0.06	22,711	0.34	*	0.61	*	0.33	*	0.60	*	0.05	*	N/A
(0.01)	1.00	1.26	13,778	0.51		0.59		0.51		0.59		0.81		N/A
(0.04)	1.00	4.42	6,891	0.57		0.57		0.57		0.57		4.36		N/A
(0.05)	1.00	4.77	3,168	0.57		0.57		0.57		0.57		4.56		N/A
(0.03)	1.00	3.23	19,114	0.57		0.57		0.57		0.57		2.96		N/A
(0.01)	1.00	1.15	34,543	0.57		0.57		0.57		0.57		1.13		N/A

$(0.29)	$10.82	8.88%	$418,986	0.62	%*	0.62	%*	0.50	%*	0.50	%*	5.80	%*	507%
(0.78)	10.21	1.17	442,478	1.60		1.60		0.50		0.50		6.80		1,093
(0.61)	10.88	7.35	490,553	1.20		1.20		0.50		0.50		5.06		630
(0.52)	10.72	7.51	266,617	0.50		0.50		0.50		0.50		4.84		780
(0.43)	10.47	2.65	357,590	0.50		0.50		0.50		0.50		3.86		711
(0.54)	10.62	3.06	454,392	0.50		0.50		0.50		0.50		2.93		824

(0.28)	10.82	8.84	11,170	0.67	*	0.67	*	0.60	*	0.60	*	5.56	*	507
(0.73)	10.21	0.97	10	1.81	*	1.81	*	0.60	*	0.60	*	6.96	*	1,093

(0.27)	10.82	8.75	82,396	0.87	*	0.87	*	0.75	*	0.75	*	5.67	*	507
(0.76)	10.21	0.92	201,935	1.89		1.89		0.75		0.75		6.73		1,093
(0.58)	10.88	7.09	159,298	1.50		1.50		0.75		0.75		4.79		630
(0.49)	10.72	7.24	22,295	0.75		0.75		0.75		0.75		4.65		780
(0.40)	10.47	2.39	12,339	0.75		0.75		0.75		0.75		3.67		711
(0.52)	10.62	2.83	11,264	0.75		0.75		0.75		0.75		2.28		824

(0.26)	10.82	8.67	198,160	1.02	*	1.02	*	0.90	*	0.90	*	5.39	*	507
(0.74)	10.21	0.77	196,793	2.02		2.02		0.90		0.90		6.51		1,093
(0.56)	10.88	6.93	162,990	1.55		1.55		0.90		0.90		4.65		630
(0.47)	10.72	7.08	123,684	0.90		0.90		0.90		0.90		4.47		780
(0.39)	10.47	2.24	101,762	0.90		0.90		0.90		0.90		3.51		711
(0.50)	10.62	2.67	99,056	0.90		0.90		0.90		0.90		2.16		824

Semiannual Report	September 30, 2009	33

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Short-Term Fund
Institutional Class
09/30/2009+	$9.39	$0.12	$0.41	$0.53	$(0.12)	$0.00	$0.00
03/31/2009	9.81	0.38	(0.29)	0.09	(0.36)	(0.15)	0.00
03/31/2008	9.96	0.48	(0.12)	0.36	(0.48)	(0.03)	0.00
03/31/2007	9.98	0.47	0.00	0.47	(0.46)	(0.03)	0.00
03/31/2006	10.01	0.34	(0.02)	0.32	(0.35)	0.00	0.00
03/31/2005	10.07	0.18	(0.03)	0.15	(0.18)	(0.03)	0.00
Class P
09/30/2009+	9.39	0.09	0.44	0.53	(0.12)	0.00	0.00
04/30/2008 - 03/31/2009	9.85	0.34	(0.33)	0.01	(0.32)	(0.15)	0.00
Administrative Class
09/30/2009+	9.39	0.11	0.41	0.52	(0.11)	0.00	0.00
03/31/2009	9.81	0.36	(0.29)	0.07	(0.34)	(0.15)	0.00
03/31/2008	9.96	0.46	(0.12)	0.34	(0.46)	(0.03)	0.00
03/31/2007	9.98	0.45	0.00	0.45	(0.44)	(0.03)	0.00
03/31/2006	10.01	0.32	(0.03)	0.29	(0.32)	0.00	0.00
03/31/2005	10.07	0.16	(0.03)	0.13	(0.16)	(0.03)	0.00
Class D
09/30/2009+	9.39	0.10	0.42	0.52	(0.11)	0.00	0.00
03/31/2009	9.81	0.35	(0.28)	0.07	(0.34)	(0.15)	0.00
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)	0.00
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)	0.00
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00	0.00
03/31/2005	10.07	0.15	(0.03)	0.12	(0.15)	(0.03)	0.00

Unconstrained Bond Fund
Institutional Class
09/30/2009+	$10.17	$0.20	$0.91	$1.11	$(0.20)	$0.00	$0.00
06/30/2008 - 03/31/2009	10.00	0.22	0.11	0.33	(0.16)	0.00	0.00
Class P
09/30/2009+	10.17	0.17	0.93	1.10	(0.19)	0.00	0.00
06/30/2008 - 03/31/2009	10.00	0.21	0.11	0.32	(0.15)	0.00	0.00
Class D
09/30/2009+	10.17	0.18	0.91	1.09	(0.18)	0.00	0.00
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00

Unconstrained Tax Managed Bond Fund
Institutional Class
09/30/2009+	$9.77	$0.12	$0.74	$0.86	$(0.13)	$0.00	$0.00
01/30/2009 - 03/31/2009	10.00	0.03	(0.23)	(0.20)	(0.03)	0.00	0.00
Class P
09/10/2009 - 09/30/2009+	10.32	0.01	0.18	0.19	(0.01)	0.00	0.00
Class D
09/30/2009+	9.77	0.10	0.74	0.84	(0.11)	0.00	0.00
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

34	PIMCO Funds	Bond Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$9.80	5.68%	$4,561,317	0.46	%*	0.46	%*	0.45	%*	0.45	%*	2.39	%*	291%
(0.51)	9.39	1.01	1,954,753	0.50		0.50		0.45		0.45		3.98		582
(0.51)	9.81	3.72	1,871,326	0.46		0.46		0.45		0.45		4.87		191
(0.49)	9.96	4.81	2,009,506	0.45		0.45		0.45		0.45		4.71		187
(0.35)	9.98	3.22	2,144,713	0.45		0.45		0.45		0.45		3.41		230
(0.21)	10.01	1.51	2,494,591	0.45		0.45		0.45		0.45		1.76		356

(0.12)	9.80	5.63	170,315	0.56	*	0.56	*	0.55	*	0.55	*	1.92	*	291
(0.47)	9.39	0.19	11,963	0.60	*	0.60	*	0.55	*	0.55	*	3.92	*	582

(0.11)	9.80	5.55	2,180,076	0.71	*	0.71	*	0.70	*	0.70	*	2.30	*	291
(0.49)	9.39	0.76	1,669,707	0.75		0.75		0.70		0.70		3.72		582
(0.49)	9.81	3.47	1,514,603	0.71		0.71		0.70		0.70		4.64		191
(0.47)	9.96	4.55	1,245,560	0.70		0.70		0.70		0.70		4.49		187
(0.32)	9.98	2.96	983,035	0.70		0.70		0.70		0.70		3.21		230
(0.19)	10.01	1.25	715,605	0.70		0.70		0.70		0.70		1.59		356

(0.11)	9.80	5.52	327,073	0.76	*	0.76	*	0.75	*	0.75	*	2.13	*	291
(0.49)	9.39	0.71	138,124	0.80		0.80		0.75		0.75		3.68		582
(0.48)	9.81	3.41	75,692	0.76		0.76		0.75		0.75		4.56		191
(0.46)	9.96	4.51	72,940	0.75		0.75		0.75		0.75		4.38		187
(0.32)	9.98	2.91	126,925	0.75		0.75		0.75		0.75		3.07		230
(0.18)	10.01	1.20	204,131	0.75		0.75		0.75		0.75		1.47		356

$(0.20)	$11.08	11.01%	$1,353,150	0.90	%*	0.90	%*	0.90	%*	0.90	%*	3.73	%*	369%
(0.16)	10.17	3.40	578,445	0.91	*	0.93	*	0.90	*	0.92	*	2.91	*	417

(0.19)	11.08	10.96	60,055	1.00	*	1.00	*	1.00	*	1.00	*	3.12	*	369
(0.15)	10.17	3.32	129	1.01	*	1.03	*	1.00	*	1.02	*	2.84	*	417

(0.18)	11.08	10.79	401,256	1.30	*	1.30	*	1.30	*	1.30	*	3.28	*	369
(0.13)	10.17	3.09	134,508	1.31	*	1.33	*	1.30	*	1.32	*	2.51	*	417

$(0.13)	$10.50	8.88%	$27,881	0.70	%*	0.84	%*	0.70	%*	0.84	%*	2.28	%*	186%
(0.03)	9.77	(2.02)	5,773	0.70	*	4.12	*	0.70	*	4.12	*	1.78	*	0

(0.01)	10.50	1.85	10	0.80	*	0.80	*	0.80	*	0.80	*	1.77	*	186

(0.11)	10.50	8.67	5,914	1.10	*	1.24	*	1.10	*	1.24	*	1.90	*	186
(0.02)	9.77	(2.08)	441	1.10	*	8.35	*	1.10	*	8.35	*	1.10	*	0

Semiannual Report	September 30, 2009	35

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Extended Duration Fund	Global Advantage Strategy Bond Fund	GNMA Fund	Government Money Market Fund	Income Fund

Assets:
Investments, at value	$234,505	$509,579	$2,164,579	$51,482	$496,779
Investments in Affiliates, at value	3,614	12,354	7,248	0	9,224
Repurchase agreements, at value	437	690	4,533	20,961	666
Cash	1	468	0	1	2
Deposits with counterparty	99	19	40	0	0
Foreign currency, at value	363	4,199	0	0	563
Receivable for investments sold	14,946	0	3,058,682	0	370
Receivable for investments in Affiliates sold	0	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	26,941	0	0	0	0
Receivable for Fund shares sold	58	1,686	5,705	0	331
Interest and dividends receivable	282	6,568	4,228	58	3,187
Dividends receivable from Affiliates	1	9	15	0	2
Variation margin receivable	0	4	59	0	0
Swap premiums paid	689	208	9,730	0	4,870
Unrealized appreciation on foreign currency contracts	84	5,898	0	0	201
Unrealized appreciation on swap agreements	1,425	238	3,557	0	4,398
Other assets	0	0	0	0	1
	283,445	541,920	5,258,376	72,502	520,594

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0	$54,495
Payable for investments purchased	6,557	11,565	3,268,247	0	25,286
Payable for investments in Affiliates purchased	1	1,609	15	0	603
Payable for investments purchased on a delayed-delivery basis	64,489	0	0	0	33,526
Payable for short sales	6,359	0	664,166	0	0
Deposits from counterparty	1,100	1,910	10,221	0	3,380
Payable for Fund shares redeemed	3	73	3,412	0	51
Dividends payable	0	25	517	4	90
Overdraft due to custodian	0	0	10	0	0
Written options outstanding	108	246	1,116	0	37
Accrued related party fees	81	307	948	11	142
Variation margin payable	26	119	0	0	0
Recoupment payable to Manager	5	5	0	1	8
Swap premiums received	85	192	801	0	17,618
Unrealized depreciation on foreign currency contracts	158	5,295	0	0	29
Unrealized depreciation on swap agreements	8	141	1,930	0	8,624
Other liabilities	0	0	0	0	58
	78,980	21,487	3,951,383	16	143,947

Net Assets	$204,465	$520,433	$1,306,993	$72,486	$376,647

Net Assets Consist of:
Paid in capital	$153,533	$497,052	$1,252,505	$72,483	$380,073
Undistributed (overdistributed) net investment income	694	(69)	2,610	(49)	930
Accumulated undistributed net realized gain (loss)	37,954	1,920	33,149	52	(6,930)
Net unrealized appreciation	12,284	21,530	18,729	0	2,574
	$204,465	$520,433	$1,306,993	$72,486	$376,647

Net Assets:
Institutional Class	$203,514	$456,357	$467,695	$0	$334,760
Class M	0	0	0	72,042	0
Class P	951	433	30,230	10	1,700
Administrative Class	0	0	0	0	11
Class D	0	25,020	180,696	0	5,917
Other Classes	0	38,623	628,372	434	34,259

Shares Issued and Outstanding:
Institutional Class	17,330	40,328	39,946	0	34,377
Class M	0	0	0	72,039	0
Class P	81	38	2,582	10	174
Administrative Class	0	0	0	0	1
Class D	0	2,211	15,433	0	608

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.74	$11.32	$11.71	NA	$9.74
Class M	NA	NA	NA	1.00	NA
Class P	11.74	11.32	11.71	1.00	9.74
Administrative Class	NA	NA	NA	NA	9.74
Class D	NA	11.32	11.71	NA	9.74

Cost of Investments Owned	$224,016	$490,363	$2,146,010	$51,482	$490,199
Cost of Investments in Affiliates Owned	$3,614	$12,354	$7,248	$0	$9,224
Cost of Repurchase Agreements Owned	$437	$690	$4,533	$20,961	$666
Cost of Foreign Currency Held	$353	$4,208	$0	$0	$577
Proceeds Received on Short Sales	$6,331	$0	$660,096	$0	$0
Premiums Received on Written Options	$401	$825	$1,873	$0	$158

36	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II	Low Duration Fund III	Moderate Duration Fund	Money Market Fund

$3,496,845	$1,806,531	$14,725,612	$366,902	$210,836	$1,973,875	$321,755
15,403	31,448	5,792	53,951	112	1,034	0
62,226	5,190	76,000	3,542	743	8,675	154,752
19	3,321	10,704	0	8	3,368	1
1,117	735	1,905	867	342	0	0
5,487	0	5,509	0	230	3,850	0
642,508	17,865	3,944,223	233,894	20,221	795,412	0
0	0	1,097,000	0	0	0	0
53,824	0	9,039	0	0	0	0
32,074	5,423	117,429	2,141	16	721	1,375
39,102	15,162	60,760	1,433	678	8,011	288
9	6	212	9	5	50	0
414	300	753	42	10	553	0
24,838	269	30,026	605	284	4,658	0
1,524	0	11,788	0	297	2,249	0
22,754	11,709	90,075	2,574	979	12,441	0
0	0	0	0	0	0	0
4,398,144	1,897,959	20,186,827	665,960	234,761	2,814,897	478,171

$46,363	$14,119	$3,424	$0	$0	$0	$0
471,641	6,588	3,969,234	199,382	35,379	744,089	0
9	6	212	9	5	50	0
274,307	216,806	8,937	0	0	0	0
252,612	4,245	1,625,020	81,638	9,745	272,500	0
50,777	20,261	89,574	2,300	390	14,121	0
565	1,452	32,916	374	36	490	3,918
97	346	4,630	236	64	947	3
0	0	0	0	0	0	0
1,112	165	10,018	262	89	1,243	0
1,295	772	6,591	153	63	663	114
182	0	223	0	3	38	0
0	0	0	0	0	0	0
2,260	1,852	4,752	99	39	974	0
939	0	4,115	0	35	580	0
81	2	22,915	252	162	4,489	0
0	192	0	0	0	0	0
1,102,240	266,806	5,782,561	284,705	46,010	1,040,184	4,035

$3,295,904	$1,631,153	$14,404,266	$381,255	$188,751	$1,774,713	$474,136

$2,976,133	$1,553,883	$14,467,374	$382,549	$193,587	$1,731,753	$474,106
3,603	(1,343)	(59,439)	(985)	(281)	(6,445)	(134)
61,685	41,362	(48,672)	(4,385)	(5,399)	19,571	164
254,483	37,251	45,003	4,076	844	29,834	0
$3,295,904	$1,631,153	$14,404,266	$381,255	$188,751	$1,774,713	$474,136

$3,294,857	$1,238,462	$9,803,586	$380,064	$188,637	$1,774,713	$204,485
0	0	0	0	0	0	0
1,047	7,423	309,088	0	0	0	0
0	94,786	748,941	1,191	114	0	22,711
0	0	720,907	0	0	0	0
0	290,482	2,821,744	0	0	0	246,940

290,763	104,953	960,092	38,375	19,801	168,284	204,486
0	0	0	0	0	0	0
92	629	30,270	0	0	0	0
0	8,033	73,345	120	12	0	22,710
0	0	70,600	0	0	0	0

$11.33	$11.80	$10.21	$9.90	$9.53	$10.55	$1.00
NA	NA	NA	NA	NA	NA	NA
11.33	11.80	10.21	NA	NA	NA	NA
NA	11.80	10.21	9.90	9.53	NA	1.00
NA	NA	10.21	NA	NA	NA	NA

$3,279,998	$1,787,495	$14,800,952	$366,421	$211,558	$1,962,293	$321,755
$15,403	$31,448	$5,792	$53,955	$112	$1,034	$0
$62,226	$5,190	$76,000	$3,542	$743	$8,675	$154,752
$5,373	$0	$5,412	$0	$231	$3,846	$0
$251,311	$4,220	$1,620,599	$81,322	$9,713	$271,617	$0
$3,358	$987	$18,301	$425	$214	$2,179	$0

Semiannual Report	September 30, 2009	37

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2009

(Amounts in thousands, except per share amounts)	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

Assets:
Investments, at value	$1,297,446	$8,343,619	$2,091,958	$40,787
Investments in Affiliates, at value	1,940	385,475	573,542	100
Repurchase agreements, at value	2,291	28,590	15,616	1,188
Cash	1,801	2,014	8,093	1,740
Deposits with counterparty	0	0	2,305	223
Foreign currency, at value	0	3,287	14,062	54
Receivable for investments sold	1,464,518	757,061	339,148	1,843
Receivable for investments in Affiliates sold	0	82,700	0	0
Receivable for investments sold on a delayed-delivery basis	0	3,008	0	0
Receivable for Fund shares sold	1,642	58,590	25,006	708
Interest and dividends receivable	2,913	31,536	15,162	322
Dividends receivable from Affiliates	2	186	195	0
Variation margin receivable	22	52	341	1
Swap premiums paid	10,542	795	4,461	64
Unrealized appreciation on foreign currency contracts	0	2,848	8,154	106
Unrealized appreciation on swap agreements	5,610	3,708	3,562	53
Other assets	0	1	0	0
	2,788,727	9,703,470	3,101,605	47,189

Liabilities:
Payable for reverse repurchase agreements	$8,000	$0	$0	$0
Payable for investments purchased	1,638,337	633,636	429,328	3,298
Payable for investments in Affiliates purchased	1,802	186	195	0
Payable for investments purchased on a delayed-delivery basis	0	2,962	0	0
Payable for short sales	246,052	347,293	132,948	1,046
Payable to counterparty	10,470	10,350	7,410	0
Payable for Fund shares redeemed	1,945	15,758	1,963	18
Dividends payable	366	779	490	2
Written options outstanding	414	2,413	2	0
Accrued related party fees	538	4,008	2,135	27
Variation margin payable	0	0	301	4
Recoupment payable to Manager	0	0	35	1
Swap premiums received	1,274	1,998	3,461	34
Unrealized depreciation on foreign currency contracts	0	2,586	3,671	69
Unrealized depreciation on swap agreements	2,635	2,104	8,646	4
Other liabilities	0	25	0	0
	1,911,833	1,024,098	590,585	4,503

Net Assets	$876,894	$8,679,372	$2,511,020	$42,686

Net Assets Consist of:
Paid in capital	$865,602	$8,716,294	$2,352,405	$40,983
Undistributed (overdistributed) net investment income	7,140	24,134	1,824	(7)
Accumulated undistributed net realized gain (loss)	19,775	(30,153)	56,071	318
Net unrealized appreciation (depreciation)	(15,623)	(30,903)	100,720	1,392
	$876,894	$8,679,372	$2,511,020	$42,686

Net Assets:
Institutional Class	$418,986	$4,561,317	$1,353,150	$27,881
Class P	11,170	170,315	60,055	10
Administrative Class	82,396	2,180,076	0	0
Class D	198,160	327,073	401,256	5,914
Other Classes	166,182	1,440,591	696,559	8,881

Shares Issued and Outstanding:
Institutional Class	38,715	465,225	122,111	2,656
Class P	1,032	17,371	5,420	1
Administrative Class	7,614	222,353	0	0
Class D	18,310	33,359	36,210	563

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.82	$9.80	$11.08	$10.50
Class P	10.82	9.80	11.08	10.50
Administrative Class	10.82	9.80	NA	NA
Class D	10.82	9.80	11.08	10.50

Cost of Investments Owned	$1,316,634	$8,387,272	$1,996,271	$39,381
Cost of Investments in Affiliates Owned	$1,940	$385,479	$573,362	$100
Cost of Repurchase Agreements Owned	$2,291	$28,590	$15,616	$1,188
Cost of Foreign Currency Held	$0	$3,262	$14,032	$53
Proceeds Received on Short Sales	$245,308	$346,164	$132,538	$1,041
Premiums Received on Written Options	$1,072	$13,781	$43	$0

38	PIMCO Funds	Bond Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Extended Duration Fund	Global Advantage Strategy Bond Fund	GNMA Fund	Government Money Market Fund

Investment Income:
Interest	$4,710	$3,677	$22,609	$92
Dividends from Affiliate investments	6	39	93	0
Total Income	4,716	3,716	22,702	92

Expenses:
Investment advisory fees	237	382	1,494	37
Supervisory and administrative fees	237	306	2,064	18
Distribution and/or servicing fees - Class D	0	8	210	0
Distribution and/or servicing fees - Other Classes	0	36	1,554	0
Trustees’ fees	0	0	1	0
Organization expense	0	22	0	40
Interest expense	5	1	9	1
Miscellaneous expense	5	0	3	0
Total Expenses	484	755	5,335	96
Reimbursement by Manager	0	(18)	0	(38)
Net Expenses	484	737	5,335	58

Net Investment Income	4,232	2,979	17,367	34

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(25,880)	68	24,395	52
Net realized gain on Affiliate investments	6	15	39	0
Net realized gain on futures contracts, written options and swaps	643	336	480	0
Net realized gain (loss) on foreign currency transactions	(694)	1,494	0	0
Net change in unrealized appreciation on investments	11,194	19,178	14,547	0
Net change in unrealized appreciation on futures contracts, written options and swaps	444	1,641	2,784	0
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	524	650	0	0
Net Gain (Loss)	(13,763)	23,382	42,245	52

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,531)	$26,361	$59,612	$86

Semiannual Report	September 30, 2009	39

Statements of Operations  (Cont.)

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Income Fund	Long Duration Total Return Fund	Long-Term U.S. Government Fund	Low Duration Fund	Low Duration Fund II

Investment Income:
Interest, net of foreign taxes*	$13,635	$77,481	$26,796	$227,229	$7,421
Dividends	24	371	0	1,720	95
Dividends from Affiliate investments	16	36	38	408	30
Miscellaneous income	0	2	0	7	0
Total Income	13,675	77,890	26,834	229,364	7,546

Expenses:
Investment advisory fees	424	3,397	1,266	14,331	472
Supervisory and administrative fees	367	3,397	1,608	13,836	472
Distribution and/or servicing fees - Administrative Class	0	0	124	764	1
Distribution and/or servicing fees - Class D	7	0	0	677	0
Distribution and/or servicing fees - Other Classes	69	0	620	4,387	0
Trustees’ fees	0	1	1	7	0
Organization expense	0	0	0	0	0
Interest expense	155	156	125	16	1
Reimbursement to Manager	0	0	0	0	0
Miscellaneous expense	9	1	2	9	1
Total Expenses	1,031	6,952	3,746	34,027	947
Reimbursement by Manager	(85)	0	0	0	0
Net Expenses	946	6,952	3,746	34,027	947

Net Investment Income	12,729	70,938	23,088	195,337	6,599

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(801)	(32,188)	4,045	34,760	2,726
Net realized gain (loss) on Affiliate investments	7	29	9	36	19
Net realized gain (loss) on futures contracts, written options and swaps	(671)	12,798	14,924	31,334	1,991
Net realized (loss) on foreign currency transactions	(681)	(4,421)	0	(15,016)	0
Net change in unrealized appreciation on investments	36,782	323,677	27,631	851,451	17,507
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	(48)	(12)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	8,356	13,820	(2,837)	132,415	2,969
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	178	1,653	0	22,777	0
Net Gain	43,170	315,368	43,772	1,057,709	25,200

Net Increase in Net Assets Resulting from Operations	$55,899	$386,306	$66,860	$1,253,046	$31,799

* Foreign tax withholdings	$0	$0	$0	$0	$0

40	PIMCO Funds	Bond Funds	See Accompanying Notes

Low Duration Fund III	Moderate Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

$2,804	$41,555	$1,063	$30,812	$87,102	$37,361	$265
4	432	0	229	860	378	50
10	66	0	16	466	704	0
0	2	0	0	3	2	0
2,818	42,055	1,063	31,057	88,431	38,445	315

164	2,127	328	1,210	7,606	4,983	42
164	1,787	776	1,478	6,624	3,010	37
0	0	17	200	2,446	0	0
0	0	0	254	283	329	4
0	0	414	401	1,402	875	8
0	1	0	0	3	1	0
0	0	0	0	0	0	15
22	106	17	555	379	3	0
0	0	6	0	0	0	0
0	2	90	0	3	36	0
350	4,023	1,648	4,098	18,746	9,237	106
0	0	(724)	0	0	0	(15)
350	4,023	924	4,098	18,746	9,237	91

2,468	38,032	139	26,959	69,685	29,208	224

(4,597)	28,040	209	14,926	39,977	34,180	228
0	(32)	0	9	280	95	0
1,167	7,577	0	571	(26,474)	17,804	93
(254)	(2,861)	0	0	(12,595)	(1,295)	(3)
13,314	92,197	0	37,316	166,932	87,928	1,422
0	0	0	0	(42)	145	0
1,020	21,757	0	1,166	56,084	(122)	(47)
568	4,221	0	0	13,372	4,777	39
11,218	150,899	209	53,988	237,534	143,512	1,732

$13,686	$188,931	$348	$80,947	$307,219	$172,720	$1,956

$0	$0	$0	$0	$25	$0	$0

Semiannual Report	September 30, 2009	41

Statements of Changes in Net Assets

	Extended Duration Fund		Global Advantage Strategy Bond Fund		GNMA Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from February 5, 2009 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$4,232	$8,167	$2,979	$18	$17,367	$27,791
Net realized gain (loss)	(25,931)	69,867	1,898	(2)	24,875	18,639
Net realized gain on Affiliate investments	6	1	15	0	39	5
Net change in unrealized appreciation (depreciation)	12,162	(3,913)	21,469	61	17,331	(4,524)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	0	0
Net increase (decrease) resulting from operations	(9,531)	74,122	26,361	77	59,612	41,911

Distributions to Shareholders:
From net investment income
Institutional Class	(4,065)	(7,987)	(2,684)	(16)	(7,935)	(12,469)
Class M	0	0	0	0	0	0
Class P	(18)	(1)	(2)	0	(234)	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	(92)	0	(2,756)	(3,703)
Other Classes	0	0	(261)	(2)	(8,792)	(12,379)
From net realized capital gains
Institutional Class	0	(9,623)	0	0	0	(2,735)
Class M	0	0	0	0	0	0
Class P	0	(1)	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	(1,295)
Other Classes	0	0	0	0	0	(4,584)
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class M	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(4,083)	(17,612)	(3,039)	(18)	(19,717)	(37,165)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	40,089	103,924	433,406	4,994	173,134	346,789
Class M	0	0	0	0	0	0
Class P	26	969	411	10	34,449	10
Administrative Class	0	0	0	0	0	0
Class D	0	0	24,158	385	99,478	142,496
Other Classes	0	0	34,654	2,032	256,202	485,614
Issued as reinvestment of distributions
Institutional Class	4,061	17,586	2,678	16	7,399	13,997
Class M	0	0	0	0	0	0
Class P	12	1	1	0	50	1
Administrative Class	0	0	0	0	0	0
Class D	0	0	87	1	2,592	4,835
Other Classes	0	0	180	2	6,399	12,221
Cost of shares redeemed
Institutional Class	(22,118)	(152,448)	(4,829)	(202)	(102,936)	(205,466)
Class M	0	0	0	0	0	0
Class P	(5)	0	(1)	0	(4,985)	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	(408)	0	(66,946)	(44,803)
Other Classes	0	0	(479)	(45)	(181,078)	(153,558)
Net increase (decrease) resulting from Fund share transactions	22,065	(29,968)	489,858	7,193	223,758	602,136

Fund Redemption Fee	0	18	0	1	0	0

Total Increase (Decrease) in Net Assets	8,451	26,560	513,180	7,253	263,653	606,882

Net Assets:
Beginning of period	196,014	169,454	7,253	0	1,043,340	436,458
End of period*	$204,465	$196,014	$520,433	$7,253	$1,306,993	$1,043,340

*Including undistributed (overdistributed) net investment income of:	$694	$545	$(69)	$(9)	$2,610	$4,960

42	PIMCO Funds	Bond Funds	See Accompanying Notes

Government Money Market Fund		Income Fund		Long Duration Total Return Fund		Long-Term U.S. Government Fund		Low Duration Fund

Six Months Ended September 30, 2009 (Unaudited)	Period from January 27, 2009 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$34	$7	$12,729	$22,097	$70,938	$70,123	$23,088	$44,835	$195,337	$433,535
52	12	(2,153)	(5,776)	(23,811)	90,447	18,969	29,639	51,078	272,914
0	0	7	2	29	28	9	0	36	0
0	0	45,316	(40,356)	339,150	(87,249)	24,794	(12,788)	1,006,643	(1,054,697)
0	0	0	0	0	0	0	1	(48)	48
86	19	55,899	(24,033)	386,306	73,349	66,860	61,687	1,253,046	(348,200)

0	0	(10,278)	(20,462)	(70,484)	(69,789)	(17,413)	(29,747)	(153,465)	(315,265)
(83)	(19)	0	0	0	0	0	0	0	0
0	0	(24)	(1)	(24)	0	(98)	0	(2,734)	(12)
0	0	0	(1)	0	0	(2,167)	(4,740)	(11,166)	(18,167)
0	0	(176)	(149)	0	0	0	0	(9,737)	(20,424)
0	0	(790)	(629)	0	0	(5,245)	(10,651)	(38,917)	(83,904)

0	0	0	0	0	(20,781)	0	(4,616)	0	(94,549)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(787)	0	(6,175)
0	0	0	0	0	0	0	0	0	(6,640)
0	0	0	0	0	0	0	(2,141)	0	(29,076)

0	0	0	0	0	0	0	0	0	(8)
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	0	0	(1)
0	0	0	0	0	0	0	0	0	(2)

(83)	(19)	(11,268)	(21,242)	(70,508)	(90,570)	(24,923)	(52,682)	(216,019)	(574,224)

0	0	12,569	35,102	716,916	2,473,576	841,328	238,610	3,320,197	3,256,602
47,374	53,395	0	0	0	0	0	0	0	0
10	0	1,614	10	0	910	8,614	10	324,273	2,180
0	0	0	0	0	0	19,536	76,487	313,460	447,286
0	0	2,386	5,867	0	0	0	0	336,342	281,598
449	0	12,883	24,928	0	0	75,512	165,290	1,154,712	1,338,469

0	0	10,267	20,430	69,582	89,857	16,804	32,323	139,895	378,030
61	21	0	0	0	0	0	0	0	0
0	0	0	1	24	0	27	0	664	6
0	0	0	1	0	0	2,108	5,290	11,077	24,138
0	0	147	131	0	0	0	0	8,987	25,557
0	0	394	355	0	0	3,929	9,439	30,964	87,114

0	0	(7,159)	(23,066)	(238,869)	(828,885)	(223,516)	(964,439)	(1,291,032)	(4,429,948)
(28,557)	(255)	0	0	0	0	0	0	0	0
0	0	(35)	0	0	0	(1,796)	0	(28,521)	(375)
0	0	0	0	0	0	(41,135)	(113,854)	(106,182)	(330,180)
0	0	(2,307)	(1,069)	0	0	0	0	(150,279)	(291,802)
(15)	0	(5,269)	(4,572)	0	0	(78,443)	(213,362)	(698,688)	(1,282,092)
19,322	53,161	25,490	58,118	547,653	1,735,458	622,968	(764,206)	3,365,869	(493,417)

0	0	1	3	0	23	9	200	0	0

19,325	53,161	70,122	12,846	863,451	1,718,260	664,914	(755,001)	4,402,896	(1,415,841)

53,161	0	306,525	293,679	2,432,453	714,193	966,239	1,721,240	10,001,370	11,417,211
$72,486	$53,161	$376,647	$306,525	$3,295,904	$2,432,453	$1,631,153	$966,239	$14,404,266	$10,001,370

$(49)	$0	$930	$(531)	$3,603	$3,173	$(1,343)	$492	$(59,439)	$(38,757)

Semiannual Report	September 30, 2009	43

Statements of Changes in Net Assets  (Cont.)

	Low Duration Fund II		Low Duration Fund III		Moderate Duration Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$6,599	$11,633	$2,468	$6,110	$38,032	$72,742
Net realized gain (loss)	4,717	3,475	(3,684)	2,809	32,756	54,445
Net realized gain (loss) on Affiliate investments	19	0	0	0	(32)	34
Net change in unrealized appreciation (depreciation)	20,476	(21,148)	14,902	(15,707)	118,175	(130,246)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(12)	8	0	0	0	0
Net increase (decrease) resulting from operations	31,799	(6,032)	13,686	(6,788)	188,931	(3,025)

Distributions to Shareholders:
From net investment income
Institutional Class	(7,442)	(11,639)	(2,589)	(6,006)	(42,517)	(77,217)
Class P	0	0	0	0	0	0
Administrative Class	(20)	(36)	(1)	(1)	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	0	0	(4,087)	0	(21,316)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	(1)	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Tax basis return of capital
Institutional Class	0	0	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(7,462)	(11,675)	(2,590)	(10,095)	(42,517)	(98,533)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	100,170	170,787	87,993	64,613	286,401	741,477
Class P	0	0	0	0	0	0
Administrative Class	233	319	88	10	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	5,948	9,694	2,315	8,943	36,994	88,522
Class P	0	0	0	0	0	0
Administrative Class	19	34	1	3	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(106,605)	(93,475)	(27,648)	(93,198)	(284,334)	(732,269)
Class P	0	0	0	0	0	0
Administrative Class	(129)	(173)	(11)	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(364)	87,186	62,738	(19,629)	39,061	97,730

Fund Redemption Fee	0	0	0	0	0	0

Total Increase (Decrease) in Net Assets	23,973	69,479	73,834	(36,512)	185,475	(3,828)

Net Assets:
Beginning of period	357,282	287,803	114,917	151,429	1,589,238	1,593,066
End of period*	$381,255	$357,282	$188,751	$114,917	$1,774,713	$1,589,238

* Including undistributed (overdistributed) net investment income of:	$(985)	$(122)	$(281)	$(159)	$(6,445)	$(1,960)

44	PIMCO Funds	Bond Funds	See Accompanying Notes

Money Market Fund		Mortgage-Backed Securities Fund		Short-Term Fund		Unconstrained Bond Fund		Unconstrained Tax Managed Bond Fund

Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from June 30, 2008 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from January 30, 2009 to March 31, 2009

$139	$6,092	$26,959	$58,563	$69,685	$156,525	$29,208	$6,795	$224	$10
209	(45)	15,497	12,714	908	84,280	50,689	5,312	318	0
0	0	9	1	280	22	95	0	0	0
0	0	38,482	(60,363)	236,388	(219,264)	92,583	7,955	1,414	(22)
0	0	0	0	(42)	37	145	37	0	0
348	6,047	80,947	10,915	307,219	21,600	172,720	20,099	1,956	(12)

(138)	(3,140)	(12,233)	(27,956)	(33,796)	(74,011)	(17,446)	(4,003)	(158)	(9)
0	0	(155)	(1)	(726)	(102)	(229)	(1)	0	0
(8)	(52)	(4,278)	(11,202)	(21,637)	(58,481)	0	0	0	0
0	0	(5,126)	(11,029)	(2,308)	(3,000)	(4,126)	(791)	(33)	0
(168)	(2,881)	(3,564)	(6,571)	(8,042)	(13,282)	(6,150)	(1,301)	(40)	(1)

0	0	0	(3,517)	0	(26,968)	0	(93)	0	0
0	0	0	0	0	(55)	0	0	0	0
0	0	0	(1,542)	0	(21,968)	0	0	0	0
0	0	0	(1,430)	0	(1,321)	0	(27)	0	0
0	0	0	(951)	0	(6,683)	0	(36)	0	0

0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0

(314)	(6,073)	(25,356)	(64,199)	(66,509)	(205,871)	(27,951)	(6,252)	(231)	(10)

96,284	400,848	128,416	327,245	3,500,557	1,713,746	776,902	609,488	24,957	5,825
0	0	15,984	10	183,705	14,834	60,959	127	10	0
11,995	26,887	36,849	152,559	909,983	1,441,697	0	0	0	0
0	0	33,451	114,845	236,904	109,466	275,481	148,440	5,415	445
64,790	539,996	72,918	82,735	1,158,559	469,455	488,681	255,783	7,242	1,529

167	3,001	10,851	27,835	31,369	94,992	16,100	3,787	154	9
0	0	19	1	346	157	10	1	0	0
8	46	4,265	12,702	21,370	80,342	0	0	0	0
0	0	4,810	11,652	2,149	4,174	3,839	755	33	0
148	2,587	2,494	5,241	6,259	14,608	4,933	1,124	33	1

(138,804)	(374,999)	(188,619)	(377,791)	(1,039,343)	(1,636,438)	(102,287)	(43,053)	(4,123)	(1)
0	0	(5,355)	0	(28,381)	(3,006)	(2,529)	0	0	0
(3,071)	(20,045)	(169,279)	(112,458)	(502,274)	(1,293,839)	0	0	0	0
0	0	(48,664)	(81,701)	(59,004)	(47,639)	(35,226)	(16,870)	(224)	(14)
(210,752)	(387,032)	(50,899)	(48,482)	(276,181)	(259,531)	(82,718)	(11,409)	(308)	0
(179,235)	191,289	(152,759)	114,393	4,146,018	703,018	1,404,145	948,173	33,189	7,794

0	0	1	0	0	0	10	76	0	0

(179,201)	191,263	(97,167)	61,109	4,386,728	518,747	1,548,924	962,096	34,914	7,772

653,337	462,074	974,061	912,952	4,292,644	3,773,897	962,096	0	7,772	0
$474,136	$653,337	$876,894	$974,061	$8,679,372	$4,292,644	$2,511,020	$962,096	$42,686	$7,772

$(134)	$41	$7,140	$5,537	$24,134	$20,958	$1,824	$567	$(7)	$0

Semiannual Report	September 30, 2009	45

Statements of Cash Flows

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Income Fund	Mortgage- Backed Securities Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$56,054	$81,502

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term securities	(480,834)	(8,680,188)
Proceeds from sales of long-term securities	431,239	9,417,245
Proceeds from sales of short-term portfolio investments, net	37,747	17,872
Decrease in deposits with counterparty	0	1,094
Increase (decrease) in receivable for investments sold	33,726	(141,085)
Increase (decrease) in interest and dividends receivable	(128)	3,681
Decrease in swap premiums paid	(12,745)	(12,094)
Increase in payable for investments purchased	25,711	432,824
Increase (decrease) in accrued related party fees	29	(15)
Decrease in recoupment payable to manager	(6)	0
Increase in other liabilities	1	0
Proceeds (payment) from futures transactions	(75)	1,055
Payment for currency transactions	(701)	0
Payment for short sale transactions	0	(298,433)
Unrealized appreciation on investments	(45,316)	(38,482)
Net realized gain (loss) on investments	2,146	(15,506)
Net amortization on investments	(818)	(1,150)
Net cash provided by operating activities	46,030	768,320

Cash flows used for financing activities:
Proceeds from shares sold	29,275	290,359
Payment on shares redeemed	(14,800)	(462,789)
Cash dividend paid*	(429)	(3,109)
Net repayment of reverse repurchase agreements	(44,546)	(592,228)
Interest expense paid	(155)	(555)
Decrease in overdraft due to custodian	(13,237)	0
Increase (decrease) in deposits from counterparty	(2,040)	1,749
Net cash used for financing activities	(45,932)	(766,573)

Net Increase in Cash and Foreign Currency	98	1,747

Cash and Foreign Currency:
Beginning of period	467	54
End of period	$565	$1,801

* Reinvestment of dividends	$10,808	$22,439

46	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Extended Duration Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 2.5%

American International Group, Inc.
8.250% due 08/15/2018	$2,300	$1,957

EDF S.A.
6.950% due 01/26/2039	1,100	1,368

Gaz Capital S.A.
8.146% due 04/11/2018	700	743

Georgia-Pacific LLC
7.750% due 11/15/2029	30	28

Goldman Sachs Group, Inc.
0.651% due 02/06/2012	20	20

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	900	984

Total Corporate Bonds & Notes (Cost $5,033)		5,100

MUNICIPAL BONDS & NOTES 1.5%

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	200	201

Clark County, Nevada School District General Obligation Bonds, (FSA Insured), Series 2005
5.000% due 06/15/2020	300	335

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	733

Hamilton County, Ohio Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	107

Illinois State General Obligation Bonds, (AMBAC Insured), Series 2004
5.000% due 11/01/2028	1,000	1,046

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	400	427

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	81

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	4

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	79

Total Municipal Bonds & Notes (Cost $2,922)		3,117

U.S. GOVERNMENT AGENCIES 18.4%

Fannie Mae
0.000% due 05/15/2030 - 10/03/2033	10,450	3,243
4.000% due 02/25/2019	100	102
5.000% due 08/25/2033	41	41
5.500% due 04/25/2033 - 01/01/2039	3,815	4,003
5.500% due 10/01/2038 (d)	2,945	3,086
6.000% due 12/25/2034	134	154
6.210% due 08/06/2038	4,805	5,777

Federal Farm Credit Bank
5.750% due 12/07/2028	80	88

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Financing Corp.
0.000% due 09/26/2019	$200	$130

Freddie Mac
0.000% due 01/15/2031 - 07/15/2032	5,700	1,881
0.643% due 01/15/2033	2	2
5.000% due 02/15/2023 - 10/15/2033	110	110
5.500% due 02/15/2024	41	43
6.000% due 06/15/2035	215	245
8.250% due 06/01/2016	30	37

Ginnie Mae
5.500% due 10/20/2037	111	120

Israel Government AID Bond
0.000% due 05/15/2021	800	471
0.000% due 02/15/2023	3,400	1,807
0.000% due 05/15/2023	6,100	3,189
5.500% due 09/18/2023	300	326

Residual Funding Strip
0.000% due 01/15/2030 - 04/15/2030	22,300	8,762

Resolution Funding Corp.
0.000% due 04/15/2028	891	377

Small Business Administration
5.290% due 12/01/2027	533	569

Tennessee Valley Authority
4.500% due 04/01/2018	600	619
4.875% due 01/15/2048	100	99
5.500% due 06/15/2038	2,200	2,398

Total U.S. Government Agencies (Cost $37,375)		37,679

U.S. TREASURY OBLIGATIONS 89.6%

Treasury Inflation Protected Securities (a)
2.000% due 01/15/2026	543	543

U.S. Treasury Strips
0.000% due 11/15/2026	9,400	4,492
0.000% due 11/15/2027	24,500	11,274
0.000% due 02/15/2028	12,100	5,501
0.000% due 02/15/2029	36,700	16,256
0.000% due 08/15/2029	51,500	22,329
0.000% due 05/15/2030	52,200	21,969
0.000% due 02/15/2031	56,900	23,254
0.000% due 02/15/2036	28,500	9,697
0.000% due 02/15/2037	10,200	3,324
0.000% due 02/15/2038	5,900	1,844
0.000% due 05/15/2038	25,100	7,785
0.000% due 05/15/2039	65,900	19,684
0.000% due 08/15/2039	119,200	35,244

Total U.S. Treasury Obligations (Cost $171,765)		183,196

MORTGAGE-BACKED SECURITIES 2.6%

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	30	27

Countrywide Alternative Loan Trust
0.456% due 07/20/2046	2,021	851

Countrywide Home Loan Mortgage Pass-Through Trust
6.073% due 09/25/2047	1,202	765

CS First Boston Mortgage Securities Corp.
3.847% due 07/25/2033	4	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	2	2

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	$1,300	$1,155

Harborview Mortgage Loan Trust
0.436% due 07/21/2036	1,078	512

Indymac Index Mortgage Loan Trust
0.436% due 09/25/2046	1,870	847

JPMorgan Chase Commercial Mortgage Securities Corp.
5.937% due 02/12/2049	20	17

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	70	66

WaMu Mortgage Pass-Through Certificates
1.631% due 01/25/2047	7	3
1.721% due 12/25/2046	2,706	1,085
3.099% due 10/25/2046	20	11

Total Mortgage-Backed Securities (Cost $6,817)		5,344

ASSET-BACKED SECURITIES 0.1%

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	2	2

Bear Stearns Asset-Backed Securities Trust
4.762% due 07/25/2036	14	8

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	88	59

Total Asset-Backed Securities (Cost $104)		69

SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2009	437	437

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $450. Repurchase proceeds are $437.)
	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.8%
	360,968	3,614

Total Short-Term Instruments (Cost $4,051)		4,051

Total Investments 116.7% (Cost $228,067)		$238,556

Written Options (f) (0.1%) (Premiums $401)		(108)

Other Assets and Liabilities (Net) (16.6%)		(33,983)

Net Assets 100.0%		$204,465

See Accompanying Notes	Semiannual Report	September 30, 2009	47

Schedule of Investments  Extended Duration Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $9,807 at a weighted average interest rate of 0.312%. On September 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $188 and cash of $99 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	28	$53
90-Day Euribor September Futures	Long	09/2010	28	60
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	53	63

				$176

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	$10	$0	$0	$0

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	1,800	$(22)	$(14)	$(8)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$13,000	280	180	100
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		22,700	489	310	179
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		4,800	103	70	33
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		10,800	154	129	25
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	8,000	508	(36)	544
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		2,400	153	(10)	163
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		5,600	356	(25)	381

							$2,021	$604	$1,417

(f)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$1,000	$11	$2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	2,000	14	1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	7	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	63	23
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	21	3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	79	22
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	8	1
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	4,000	43	5
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,000	54	21
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,000	5	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	87	23

							$401	$108

48	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Transactions in written call and put options for the period ended September 30, 2009:

	Notional Amount	Premium
Balance at 03/31/2009	$0	$0
Sales	40,000	444
Closing Buys	(4,000)	(43)
Expirations	0	0
Exercised	0	0

Balance at 09/30/2009	$36,000	$401

(g)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2039	$100	$103	$103
Fannie Mae	5.500%	11/01/2039	6,000	6,228	6,256

				$6,331	$6,359

(h)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	1,220	03/2010	BCLY	$0	$(2)	$(2)
Buy		24	03/2010	BOA	0	0	0
Buy		20	03/2010	CITI	0	0	0
Buy		2,238	03/2010	DUB	0	(4)	(4)
Sell		0	03/2010	DUB	0	0	0
Buy		20	03/2010	HSBC	0	0	0
Buy		0	03/2010	JPM	0	0	0
Buy		889	06/2010	BCLY	0	(1)	(1)
Buy		376	06/2010	CITI	0	0	0
Buy		161	06/2010	DUB	0	0	0
Buy		1,160	06/2010	HSBC	0	(1)	(1)
Sell	EUR	59	10/2009	BCLY	0	(2)	(2)
Sell		70	10/2009	BNP	0	(2)	(2)
Sell	GBP	322	10/2009	BNP	23	0	23
Sell		312	10/2009	GSC	14	0	14
Sell	MXN	40,550	11/2009	DUB	0	(146)	(146)
Buy	MYR	537	11/2009	BCLY	5	0	5
Buy		279	11/2009	DUB	2	0	2
Buy		731	11/2009	JPM	7	0	7
Buy		49	02/2010	CITI	0	0	0
Buy	PHP	13,350	11/2009	DUB	8	0	8
Buy	SGD	179	11/2009	BCLY	4	0	4
Buy		1	11/2009	BOA	0	0	0
Buy		609	11/2009	DUB	15	0	15
Buy		269	11/2009	RBS	6	0	6

					$84	$(158)	$(74)

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$37,679	$0	$37,679
U.S. Treasury Obligations	0	183,196	0	183,196
Other Investments +++	3,614	14,067	0	17,681

Investments, at value	$3,614	$234,942	$0	$238,556

Short Sales, at value	$0	$(6,359)	$0	$(6,359)

Financial Derivative Instruments ++++	$176	$1,235	$0	$1,411

Total	$3,790	$229,818	$0	$233,608

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2009	49

Schedule of Investments  Extended Duration Fund  (Cont.)

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$176	$0	$0	$0	$0	$176
Unrealized appreciation on foreign currency contracts	0	84	0	0	0	84
Unrealized appreciation on swap agreements	1,425	0	0	0	0	1,425

	$1,601	$84	$0	$0	$0	$1,685

Liabilities:
Written options outstanding	$108	$0	$0	$0	$0	$108
Unrealized depreciation on foreign currency contracts	0	158	0	0	0	158
Unrealized depreciation on swap agreements	8	0	0	0	0	8

	$116	$158	$0	$0	$0	$274

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$641	$0	$0	$0	$0	$641
Net realized (loss) on foreign currency transactions	0	(722)	0	0	0	(722)

	$641	$(722)	$0	$0	$0	$(81)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$443	$0	$1	$0	$0	$444
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	512	0	0	0	512

	$443	$512	$1	$0	$0	$956

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

50	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Global Advantage Strategy Bond Fund	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.7%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$180

Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		$3,000	3,545

Total Australia (Cost $3,633)			3,725

BRAZIL 7.9%

Brazil Government International Bond
6.000% due 01/17/2017		$60	65

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	55,477	30,403
10.000% due 01/01/2017		7,156	3,540

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$2,000	2,170

Petrobras International Finance Co.
7.875% due 03/15/2019		4,000	4,635

Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		130	135

Total Brazil (Cost $38,214)			40,981

CANADA 1.0%

Province of Ontario Canada
4.700% due 06/02/2037	CAD	600	575
5.600% due 06/02/2035		300	322
5.850% due 03/08/2033		1,738	1,903
6.200% due 06/02/2031		1,252	1,420
6.500% due 03/08/2029		250	290

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$68	80
7.625% due 01/15/2039		310	397

Total Canada (Cost $4,481)			4,987

CHILE 0.0%

CODELCO, Inc.
7.500% due 01/15/2019		$40	49

Total Chile (Cost $41)			49

DENMARK 0.9%

Danske Bank A/S
4.500% due 07/01/2016	EUR	1,800	2,768
4.875% due 06/11/2013		700	1,096

Dong Energy A/S
3.500% due 06/29/2012		400	593

Total Denmark (Cost $4,210)			4,457

FINLAND 0.2%

Nokia Corp.
5.375% due 05/15/2019		$1,150	1,226

Total Finland (Cost $1,179)			1,226

FRANCE 9.2%

Banques Popularies CB
3.875% due 06/05/2014	EUR	2,400	3,647

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas Covered Bonds S.A.
2.875% due 05/22/2012	EUR	200	$297
4.750% due 05/28/2013		50	79

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013		550	815
4.500% due 05/30/2014		450	703

Caisse Refinancement de l'Habitat
4.500% due 10/25/2017		2,500	3,893

Carrefour S.A.
5.375% due 06/12/2015		50	80

CIF Euromortgage
3.250% due 10/20/2015		800	1,167
4.125% due 12/19/2014		700	1,077

CM-CIC Covered Bonds
4.750% due 07/17/2012		2,000	3,098

Compagnie de Financement Foncier
3.750% due 01/24/2017		1,300	1,928
4.500% due 01/09/2013		750	1,165
4.625% due 09/23/2017		300	469
4.875% due 05/25/2021		100	156

Credit Agricole Covered Bonds
4.500% due 01/29/2016		150	236

Dexia Credit Local
0.939% due 09/23/2011		$1,000	1,010

Dexia Municipal Agency
3.125% due 09/15/2015	EUR	2,000	2,897
4.250% due 02/20/2013		77	119
4.500% due 04/27/2015		500	782

EDF S.A.
6.500% due 01/26/2019		$1,050	1,206
6.950% due 01/26/2039		22	27

France Government Bond
1.800% due 07/25/2040 (a)	EUR	242	368
2.250% due 07/25/2020 (a)		2,285	3,624
3.150% due 07/25/2032 (a)		185	345
3.250% due 04/25/2016		1,100	1,639
3.500% due 04/25/2015		1,300	1,979
4.000% due 10/25/2014		1,700	2,653
5.000% due 04/25/2012		400	634
5.750% due 10/25/2032		800	1,453

France Telecom S.A.
4.375% due 07/08/2014		$2,000	2,099
4.750% due 02/21/2017	EUR	50	77

GDF Suez
6.875% due 01/24/2019		45	80

Societe Financement de l'Economie Francaise
2.375% due 03/10/2012		590	876
3.000% due 04/07/2014		1,545	2,288
3.375% due 05/05/2014		$2,980	3,063

Societe Generale
5.125% due 12/19/2013	EUR	50	79

Societe Generale Societe de Credit Fonciere
4.750% due 06/06/2013		700	1,097
5.000% due 03/27/2019		550	874

Total France (Cost $45,637)			48,079

GERMANY 1.8%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	41

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	78

Deutsche Postbank AG
3.750% due 02/12/2014		50	77

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	1,300	$2,044
4.875% due 06/17/2019		$900	981

Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	117

Republic of Germany Government Bond
1.750% due 04/15/2020 (a)		824	1,262
3.500% due 07/04/2019		100	150
3.750% due 01/04/2015		1,400	2,174
4.000% due 01/04/2037		400	588
4.750% due 07/04/2034		349	567
5.500% due 01/04/2031		700	1,233

Total Germany (Cost $8,679)			9,312

IRELAND 0.0%

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		$100	112

Total Ireland (Cost $93)			112

ITALY 1.3%

Italy Buoni Poliennali Del Tesoro
2.600% due 09/15/2023 (a)	EUR	1,927	2,966

UniCredit SpA
4.250% due 07/29/2016		2,405	3,674

Total Italy (Cost $6,221)			6,640

JAPAN 8.4%

Japan Government CPI Linked Bond
1.100% due 12/10/2016	JPY	758,480	7,892
1.200% due 06/10/2017		503,000	5,223
1.200% due 12/10/2017		958,041	9,917
1.400% due 06/10/2018		405,552	4,217

Japan Government International Bond
0.900% due 03/20/2014		792,000	8,970
1.500% due 09/20/2018		154,000	1,769
1.700% due 03/20/2017		470,000	5,528

Total Japan (Cost $40,376)			43,516

LUXEMBOURG 3.3%

Gaz Capital S.A.
8.146% due 04/11/2018		$360	382

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		37	38

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		100	97
7.750% due 05/29/2018		300	314
9.000% due 06/11/2014		11,900	13,097

Telecom Italia Capital S.A.
4.950% due 09/30/2014		1,000	1,036
6.175% due 06/18/2014		2,000	2,172

Total Luxembourg (Cost $16,798)			17,136

MEXICO 7.7%

Mexican Bonos
7.750% due 12/14/2017	MXN	96,463	7,120
8.000% due 12/17/2015		2,500	189
9.000% due 12/22/2011		2,300	187
9.000% due 12/20/2012		266,888	21,104

See Accompanying Notes	Semiannual Report	September 30, 2009	51

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
5.950% due 03/19/2019		$800	$844
6.050% due 01/11/2040		3,200	3,208

Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	30
6.625% due 06/15/2035		250	243

Petroleos Mexicanos
8.000% due 05/03/2019		6,130	7,031

Total Mexico (Cost $40,393)			39,956

NETHERLANDS 8.0%

ABN Amro Bank NV
3.250% due 01/18/2013	EUR	150	224
3.250% due 09/21/2015		2,350	3,436

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	420
6.000% due 01/20/2017	EUR	30	48

E.ON International Finance BV
5.750% due 05/07/2020		40	66

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		300	449
3.375% due 05/19/2014		1,817	2,740

ING Bank NV
2.625% due 02/09/2012		$750	763
3.375% due 03/03/2014	EUR	1,930	2,898
3.900% due 03/19/2014		$100	103
4.250% due 03/19/2013	EUR	700	1,082
4.750% due 05/27/2019		100	158
5.250% due 06/05/2018		2,200	3,569

ING Groep NV
3.900% due 03/19/2014		$4,500	4,702

LeasePlan Corp. NV
3.000% due 05/07/2012		4,000	4,095

Netherlands Government Bond
2.750% due 01/15/2015	EUR	1,400	2,049
3.250% due 07/15/2015		1,000	1,499
5.000% due 07/15/2012		700	1,113

NIBC Bank NV
3.125% due 02/17/2012		1,350	2,035
3.500% due 04/07/2014		1,200	1,806

Rabobank Nederland NV
11.000% due 06/29/2049		$300	369

RWE Finance BV
5.000% due 02/10/2015	EUR	200	316
6.625% due 01/31/2019		50	87

SNS Bank NV
2.875% due 01/30/2012		3,000	4,474
3.500% due 03/10/2014		2,150	3,253

Total Netherlands (Cost $39,643)			41,754

NEW ZEALAND 0.3%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,424

Total New Zealand (Cost $1,425)			1,424

NORWAY 0.7%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	80

DnB NOR Boligkreditt
4.125% due 02/01/2013		1,450	2,218

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.625% due 07/03/2012	EUR	1,000	$1,552

Total Norway (Cost $3,646)			3,850

POLAND 0.7%

Poland Government International Bond
5.500% due 10/25/2019	PLN	450	150
5.750% due 09/23/2022		132	44
6.000% due 11/24/2010		3,605	1,278
6.250% due 10/24/2015		5,680	2,019

Total Poland (Cost $3,317)			3,491

QATAR 2.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$3,500	3,532

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		5,500	5,730
6.750% due 09/30/2019		1,000	1,122

Total Qatar (Cost $10,367)			10,384

RUSSIA 2.0%

Russia Government International Bond
7.500% due 03/31/2030		$9,271	10,156

Total Russia (Cost $9,349)			10,156

SOUTH AFRICA 0.7%

South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,472

Total South Africa (Cost $3,216)			3,472

SOUTH KOREA 2.8%

Export-Import Bank of Korea
5.875% due 01/14/2015		$1,000	1,057
8.125% due 01/21/2014		5,300	6,078

Korea Development Bank
8.000% due 01/23/2014		6,650	7,608

Total South Korea (Cost $14,431)			14,743

SPAIN 1.3%

Banco Bilbao Vizcaya Argentaria S.A.
4.250% due 07/15/2014	EUR	1,900	2,932

Banco Santander S.A.
3.875% due 05/27/2014		2,300	3,500

Telefonica Emisiones SAU
4.949% due 01/15/2015		$500	531

Total Spain (Cost $6,551)			6,963

SUPRANATIONAL 0.0%

European Community
3.125% due 04/03/2014	EUR	90	135

Total Supranational (Cost $122)			135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 1.6%

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	$3,304

Stadshypotek AB
3.750% due 12/12/2013		1,250	1,889

Svenska Handelsbanken AB
1.300% due 09/14/2012		$2,500	2,488

Swedbank AB
2.800% due 02/10/2012		600	611
2.900% due 01/14/2013		150	152

Vattenfall AB
6.125% due 12/16/2019	GBP	100	175

Total Sweden (Cost $8,313)			8,619

UNITED KINGDOM 2.0%

Abbey National PLC
7.375% due 09/29/2049	GBP	500	707

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	78

Barclays Bank PLC
4.500% due 03/04/2019		250	351
4.875% due 03/31/2013		600	918
6.750% due 05/22/2019		$500	560

BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	80

HSBC Bank PLC
3.875% due 11/09/2011		50	76

HSBC Capital Funding LP
3.625% due 06/29/2020		400	569

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$600	609

United Kingdom Gilt
3.750% due 09/07/2019	GBP	3,750	6,029
4.750% due 09/07/2015		140	248
4.750% due 03/07/2020		64	112

United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	51

Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	82

Total United Kingdom (Cost $10,083)			10,470

UNITED STATES 32.3%

ASSET-BACKED SECURITIES 0.3%

Ford Credit Auto Owner Trust
1.143% due 01/15/2011		$73	73

Mid-State Trust
8.330% due 04/01/2030		645	672

SLM Student Loan Trust
2.004% due 04/25/2023		677	701

			1,446

CORPORATE BONDS & NOTES 10.6%

Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,712
9.250% due 08/06/2019		400	490
9.700% due 11/10/2018		1,200	1,493

American Express Bank FSB
0.376% due 05/29/2012		50	47
3.150% due 12/09/2011		300	312
5.500% due 04/16/2013		3,500	3,698

52	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Express Co.
7.250% due 05/20/2014		$400	$450

American International Group, Inc.
5.850% due 01/16/2018		42	30

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,150
7.625% due 03/15/2014		1,000	1,143

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,206

AT&T Corp.
8.000% due 11/15/2031		200	250

Bank of America Corp.
0.669% due 06/22/2012		200	202
4.000% due 03/28/2018	EUR	1,400	1,813
7.375% due 05/15/2014		$200	223

Bank of the West
2.150% due 03/27/2012		120	122

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	60

Black & Decker Corp.
8.950% due 04/15/2014		50	59

Capital One Financial Corp.
7.375% due 05/23/2014		500	559

CenturyTel, Inc.
6.150% due 09/15/2019		500	502

Citigroup Funding, Inc.
0.821% due 04/30/2012		100	101

Citigroup, Inc.
5.500% due 04/11/2013		2,500	2,561
6.125% due 05/15/2018		689	679

Comcast Corp.
5.300% due 01/15/2014		3,000	3,214

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	24

CSX Corp.
6.250% due 03/15/2018		50	54

Cytec Industries, Inc.
8.950% due 07/01/2017		250	277

Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,236

Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,542
7.600% due 05/15/2014		2,000	2,215

Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,840

General Electric Capital Corp.
0.500% due 03/12/2012		100	100
2.250% due 03/12/2012		550	560
5.625% due 05/01/2018		40	40
5.875% due 01/14/2038		430	396
6.875% due 01/10/2039		200	210

Goldman Sachs Group, Inc.
0.739% due 03/22/2016		34	32
1.010% due 01/12/2015		200	192
2.150% due 03/15/2012		300	305
6.000% due 05/01/2014		1,500	1,633
6.150% due 04/01/2018		55	58

HSBC USA, Inc.
3.125% due 12/16/2011		300	312

JPMorgan Chase & Co.
0.529% due 06/15/2012		100	101
1.418% due 10/12/2015	EUR	800	1,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	$1,200	$1,249
5.950% due 02/15/2018	19	20
6.850% due 02/15/2020	400	438
6.950% due 01/15/2038	75	81
7.400% due 03/15/2031	200	222

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014	350	331

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	50	53

MeadWestvaco Corp.
7.375% due 09/01/2019	1,000	1,049

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	1,600	1,539
6.875% due 04/25/2018	320	337
6.875% due 11/15/2018	54	57

Metropolitan Life Global Funding I
0.893% due 09/17/2010	1,600	1,597

Morgan Stanley
0.642% due 06/20/2012	100	101
0.960% due 10/18/2016	200	179
0.989% due 10/15/2015	44	40
2.250% due 03/13/2012	200	204
6.000% due 05/13/2014	1,100	1,173
6.625% due 04/01/2018	200	212

Nabors Industries, Inc.
6.150% due 02/15/2018	50	50

NGPL PipeCo. LLC
6.514% due 12/15/2012	1,000	1,098
7.119% due 12/15/2017	500	560

Pacific Gas & Electric Co.
1.252% due 06/10/2010	800	805

Pacificorp
5.650% due 07/15/2018	29	32

PNC Funding Corp.
0.569% due 06/22/2011	125	126

Regions Bank
3.250% due 12/09/2011	100	104

Roche Holdings, Inc.
2.393% due 02/25/2011	40	41

Rockies Express Pipeline LLC
6.250% due 07/15/2013	1,000	1,082

RR Donnelley & Sons Co.
8.600% due 08/15/2016	1,000	1,055

SLM Corp.
0.804% due 01/27/2014	46	29

Sovereign Bank
2.750% due 01/17/2012	100	103

State Street Corp.
2.150% due 04/30/2012	200	203

Valero Energy Corp.
9.375% due 03/15/2019	50	58

Verizon Wireless Capital LLC
3.750% due 05/20/2011	500	516

Wachovia Corp.
0.569% due 06/15/2017	64	55

WEA Finance LLC
5.750% due 09/02/2015	500	504

Williams Cos., Inc.
6.375% due 10/01/2010	700	719

		55,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.1%

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	$503	$476

MUNICIPAL BONDS & NOTES 0.3%

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	1,600	1,679

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	27

		1,706

U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.000% due 06/01/2017	7,000	5,158
4.000% due 08/01/2039	998	990
5.500% due 06/01/2036 - 10/01/2039	25,087	26,280
5.500% due 11/01/2038 (d)	7,341	7,692
6.000% due 08/01/2036 - 10/01/2038	3,060	3,234

Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,125

Freddie Mac
0.389% due 05/04/2011	4,735	4,740
0.402% due 08/05/2011	10,000	9,996
5.500% due 09/01/2038	359	376

Tennessee Valley Authority
4.700% due 07/15/2033	1,200	1,170
5.250% due 09/15/2039	1,450	1,536

		63,297

U.S. TREASURY OBLIGATIONS 8.8%

Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	1,881	1,807
2.000% due 07/15/2014 (d)	31	32
2.000% due 01/15/2026	18	18
2.125% due 01/15/2019	1,304	1,370
2.375% due 01/15/2025	1,796	1,885
2.375% due 01/15/2027	14	15
2.500% due 07/15/2016	128	137
2.500% due 01/15/2029	2,257	2,432
2.625% due 07/15/2017	1,105	1,201
3.000% due 07/15/2012 (d)	344	366
3.625% due 04/15/2028	632	783
3.875% due 04/15/2029	917	1,185

U.S. Treasury Bonds
4.250% due 05/15/2039	12,800	13,250
4.500% due 08/15/2039	2,700	2,913

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	192	193
1.000% due 07/31/2011 (d)	213	214
1.000% due 08/31/2011 (d)	18,200	18,241

		46,042

Total United States (Cost $164,264)		168,265

SHORT-TERM INSTRUMENTS 3.6%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
1.109% due 03/22/2011	$5,200	5,196

See Accompanying Notes	Semiannual Report	September 30, 2009	53

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$690	$690

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $705. Repurchase proceeds are $690.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (d)	213	213

U.S. TREASURY BILLS 0.1%
0.254% due 02/25/2010 (d)	268	268

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.4%
1,233,844	$12,354

Total Short-Term Instruments (Cost $18,725)	18,721

Total Investments 100.4% (Cost $503,407)	$522,623

Written Options (f) (0.0%) (Premiums $825)	(246)

Other Assets and Liabilities (Net) (0.4%)	(1,944)

Net Assets 100.0%	$520,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $1,264 at a weighted average interest rate of (0.007%). On September 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $1,369 and cash of $19 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	4	$15
90-Day Euribor June Futures	Long	06/2010	134	43
90-Day Euribor March Futures	Long	03/2011	55	49
90-Day Euribor September Futures	Long	09/2010	120	186
90-Day Eurodollar December Futures	Long	12/2009	42	55
90-Day Eurodollar March Futures	Long	03/2010	45	64
Euro-Bobl December Futures	Long	12/2009	40	28
Euro-Bund 10-Year Bond December Futures	Long	12/2009	10	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	144	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	179	116
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	281	315

				$978

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.214%	$200	$2	$8	$(6)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	1.132%	50	(2)	0	(2)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.120%	500	2	22	(20)
CenturyTel, Inc.	MSC	(1.000%	)	09/20/2019	0.849%	500	(6)	(6)	0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.560%	50	(3)	0	(3)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.555%	250	9	23	(14)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	2.929%	350	(31)	(36)	5
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.452%	50	(1)	0	(1)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.096%	50	(6)	0	(6)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.372%	450	(70)	(42)	(28)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.372%	550	44	69	(25)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.508%	50	(1)	0	(1)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.057%	1,000	4	16	(12)

							$(59)	$54	$(113)

54	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.151%	$40	$5	$0	$5
General Electric Capital Corp.	DUB	5.000%	09/20/2010	1.444%	1,200	43	36	7
Mexico Government International Bond	DUB	4.970%	03/20/2019	1.741%	60	15	0	15
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.000%	3,800	(1)	(37)	36

						$62	$(1)	$63

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	8,200	$6	$29	$(23)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	1	0	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	4	2	2
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	119	(5)	124
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	2	1	1
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CITI		3,500	(30)	(64)	34
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS	JPY	20,000	1	0	1
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	1	0	1
Pay	28-Day MXN TIIE	8.450%	06/03/2019	BCLY		3,700	6	0	6

							$110	$(37)	$147

(f)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	36	$24	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$5
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		$6,000	63	22
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		2,000	17	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		5,000	52	7
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		12,000	130	45
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		1,000	9	0
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		7,000	46	9
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		8,000	44	11
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		1,600	10	3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		3,000	37	11
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		17,000	173	64
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		2,000	20	3
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		3,000	32	13
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		2,000	24	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		1,000	10	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		4,000	26	7
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009		6,000	38	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009		2,000	19	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		3,000	30	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	14	4

								$801	$232

See Accompanying Notes	Semiannual Report	September 30, 2009	55

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2009	0	$0	EUR 0	$0
Sales	108	106,600	1,000	1,003
Closing Buys	(72)	(20,000)	0	(178)
Expirations	0	0	0	0
Exercised	0	0	0	0

Balance at 09/30/2009	36	$86,600	EUR 1,000	$825

(g)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,942	11/2009	RBS	$65	$0	$65
Buy	BRL	3,371	10/2009	BCLY	103	0	103
Sell		9,922	10/2009	BOA	0	(237)	(237)
Sell		12,921	10/2009	CITI	0	(429)	(429)
Buy		46,262	10/2009	HSBC	1,583	0	1,583
Sell		8,675	10/2009	HSBC	0	(473)	(473)
Sell		18,116	10/2009	JPM	0	(924)	(924)
Sell		39,795	02/2010	HSBC	0	(1,314)	(1,314)
Buy	CAD	15,848	10/2009	CITI	151	0	151
Buy	CHF	526	10/2009	BNP	21	0	21
Buy		19	10/2009	CITI	1	0	1
Buy		51	10/2009	GSC	2	0	2
Sell		6,248	10/2009	HSBC	29	0	29
Buy		4,009	10/2009	JPM	114	0	114
Buy		1,395	10/2009	RBC	55	0	55
Buy		248	10/2009	RBS	0	(2)	(2)
Buy		6,248	12/2009	HSBC	0	(29)	(29)
Buy	CNY	12,442	03/2010	BCLY	0	(7)	(7)
Buy		492	03/2010	BOA	0	(1)	(1)
Buy		405	03/2010	CITI	0	(1)	(1)
Buy		935	03/2010	DUB	0	(2)	(2)
Buy		31,996	03/2010	HSBC	0	(28)	(28)
Buy		22,172	03/2010	JPM	0	(26)	(26)
Sell		1,325	03/2010	JPM	1	0	1
Buy		27,374	06/2010	BCLY	0	(11)	(11)
Buy		7,540	06/2010	DUB	0	(8)	(8)
Buy		23,467	06/2010	HSBC	0	(31)	(31)
Buy	EUR	5,610	10/2009	BCLY	173	0	173
Buy		6,709	10/2009	BNP	210	0	210
Buy		1,328	10/2009	JPM	51	0	51
Buy		1,697	10/2009	RBS	0	(9)	(9)
Buy	GBP	12,001	10/2009	RBS	0	(811)	(811)
Sell		3,776	10/2009	RBS	14	0	14
Buy	INR	87,774	10/2009	BCLY	34	0	34
Sell		70,753	10/2009	BOA	5	0	5
Buy		43,273	10/2009	CITI	3	0	3
Sell		8,633	10/2009	CITI	0	0	0
Sell		51,661	10/2009	UBS	1	0	1
Buy		115,595	11/2009	BCLY	25	0	25
Buy		85,159	11/2009	HSBC	13	(13)	0
Buy		11,364	11/2009	JPM	5	0	5
Buy		70,753	03/2010	BOA	0	(10)	(10)
Buy		8,633	03/2010	CITI	0	0	0
Buy		51,661	03/2010	UBS	0	(6)	(6)
Buy	JPY	1,330,912	10/2009	BNP	443	0	443
Sell		891,317	10/2009	DUB	0	(400)	(400)
Buy		181,865	10/2009	GSC	26	0	26
Buy		64,145	10/2009	JPM	23	0	23
Buy	KRW	7,053,692	11/2009	BCLY	285	0	285
Buy		25,596	11/2009	BOA	1	0	1
Buy		610,033	11/2009	CITI	37	0	37
Buy		6,039,475	11/2009	HSBC	313	0	313
Buy		1,861,962	11/2009	JPM	124	0	124
Buy		545,754	11/2009	RBS	38	0	38
Buy	MXN	30,701	11/2009	BCLY	30	(44)	(14)
Sell		31,894	11/2009	BCLY	4	(32)	(28)
Sell		39,835	11/2009	BOA	55	0	55
Buy		16,777	11/2009	CITI	26	(3)	23

56	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	120,615	11/2009	CITI	$268	$(50)	$218
Buy		59,705	11/2009	DUB	9	(49)	(40)
Sell		629	11/2009	DUB	0	(2)	(2)
Buy		101,627	11/2009	HSBC	27	(173)	(146)
Sell		26,082	11/2009	HSBC	60	0	60
Buy		5,447	11/2009	JPM	2	(1)	1
Sell		147,901	11/2009	JPM	135	(34)	101
Buy	PLN	426	11/2009	BCLY	18	0	18
Sell		6,579	11/2009	BCLY	0	(38)	(38)
Buy		132	11/2009	DUB	7	0	7
Sell		1,165	11/2009	GSC	0	(40)	(40)
Buy		8,442	11/2009	HSBC	192	0	192
Sell		957	11/2009	HSBC	0	(38)	(38)
Buy		4,441	11/2009	JPM	41	0	41
Sell		321	11/2009	JPM	0	(12)	(12)
Buy	RUB	1,982	11/2009	HSBC	5	0	5
Buy		11,335	11/2009	JPM	28	0	28
Buy	SEK	2,129	10/2009	BNP	35	0	35
Buy		39	10/2009	CITI	1	0	1
Sell		34,275	10/2009	HSBC	3	0	3
Buy		22,435	10/2009	JPM	156	0	156
Buy		9,672	10/2009	RBS	116	(2)	114
Buy		34,275	12/2009	HSBC	0	(3)	(3)
Buy	SGD	1,738	11/2009	BCLY	30	0	30
Buy		1	11/2009	BOA	0	0	0
Buy		315	11/2009	DUB	8	0	8
Buy		4,340	11/2009	HSBC	78	0	78
Buy		1,442	11/2009	JPM	23	0	23
Buy		227	11/2009	RBS	5	0	5
Buy	TWD	89,267	11/2009	BCLY	69	0	69
Buy		15,185	11/2009	CITI	11	0	11
Buy		100,907	11/2009	HSBC	64	0	64
Buy		27,800	11/2009	JPM	9	(2)	7
Buy	ZAR	1,791	11/2009	BCLY	36	0	36
Buy		281	11/2009	DUB	8	0	8
Buy		4,741	11/2009	GSC	65	0	65
Buy		18,331	11/2009	HSBC	181	0	181
Buy		15,573	11/2009	JPM	105	0	105
Buy		2,570	11/2009	UBS	39	0	39

					$5,898	$(5,295)	$603

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$40,981	$0	$40,981
France	0	48,079	0	48,079
Japan	0	43,516	0	43,516
Mexico	0	39,956	0	39,956
Netherlands	0	41,754	0	41,754
United States	0	168,265	0	168,265
Other Investments +++	12,354	127,718	0	140,072

Investments, at value	$12,354	$510,269	$0	$522,623

Financial Derivative Instruments ++++	$978	$454	$0	$1,432

Total	$13,332	$510,723	$0	$524,055

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	57

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$978	$0	$0	$0	$0	$978
Unrealized appreciation on foreign currency contracts	0	5,898	0	0	0	5,898
Unrealized appreciation on swap agreements	170	0	68	0	0	238

	$1,148	$5,898	$68	$0	$0	$7,114

Liabilities:
Written options outstanding	$246	$0	$0	$0	$0	$246
Unrealized depreciation on foreign currency contracts	0	5,295	0	0	0	5,295
Unrealized depreciation on swap agreements	23	0	118	0	0	141

	$269	$5,295	$118	$0	$0	$5,682

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$332	$0	$(2)	$0	$0	$330
Net realized gain on foreign currency transactions	0	1,722	0	0	0	1,722

	$332	$1,722	$(2)	$0	$0	$2,052

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$1,695	$0	$(54)	$0	$0	$1,641
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	594	0	0	0	594

	$1,695	$594	$(54)	$0	$0	$2,235

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

58	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments GNMA Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 150.9%

Fannie Mae
4.000% due 08/01/2020 - 10/01/2039	$86,715	$86,856
4.500% due 10/01/2024 - 10/01/2039	91,700	93,444
4.925% due 09/01/2021	9	9
5.000% due 10/01/2024 - 11/01/2039	42,106	43,684
5.351% due 03/01/2018	11	11
5.500% due 12/01/2020 - 03/01/2039	77,067	80,924
6.000% due 09/01/2021 - 10/01/2039	69,550	73,541
6.272% due 03/25/2039	14,168	14,748
6.500% due 10/01/2039	200	214

Freddie Mac
3.700% due 05/01/2031	10	11
3.796% due 05/01/2019	9	9
4.000% due 05/01/2039 - 09/01/2039	135,937	134,649
4.575% due 06/01/2030	3	3
5.000% due 11/01/2036	3,650	3,785
5.500% due 09/01/2038 - 10/01/2039	1,189	1,246
6.000% due 02/01/2039	185	196
7.500% due 08/15/2029 (a)	25	5

Ginnie Mae
0.386% due 02/20/2037	55,494	54,317
0.441% due 01/16/2031	2,281	2,272
0.491% due 08/16/2032	1,214	1,197
0.530% due 02/16/2032	31	31
0.541% due 12/16/2026 - 08/16/2031	589	576
0.706% due 11/16/2045 (a)	159,341	5,897
0.750% due 05/16/2027	57	57
0.780% due 11/16/2029	3,285	3,277
0.791% due 04/16/2032	209	207
0.830% due 07/16/2028	104	104
0.980% due 05/16/2029	241	240
1.359% due 01/16/2030 - 02/16/2030	9,966	10,143
1.403% due 05/20/2058	89,440	83,457
1.581% due 08/20/2058	47,156	43,585
2.625% due 02/20/2035	121	121
3.000% due 02/20/2034 - 02/20/2059	14,490	14,770
3.157% due 05/20/2039	9,802	10,010
3.290% due 05/20/2039	12,361	12,623
3.500% due 01/20/2034	1,054	1,063
3.750% due 01/20/2031 - 03/20/2032	292	296
4.000% due 06/20/2038 - 09/15/2039	114,471	113,458
4.125% due 12/20/2017 - 10/20/2030	4,492	4,579
4.250% due 02/20/2030	818	836
4.375% due 06/20/2021 - 05/20/2032	7,219	7,380
4.500% due 05/20/2016 - 10/01/2039	241,451	245,268
4.625% due 07/20/2018 - 09/20/2035	13,236	13,562
5.000% due 02/20/2034 - 10/01/2039	217,923	225,498
5.500% due 04/15/2025 - 11/01/2039	89,830	94,154
6.000% due 06/15/2028 - 11/01/2039	301,426	318,021
6.000% due 08/15/2038 (g)	27,517	29,112
6.500% due 12/15/2023 - 10/01/2039	126,530	134,348

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.500% due 10/15/2022 - 06/15/2032	$3,452	$3,754

Small Business Administration
5.600% due 09/01/2028	4,968	5,392
7.449% due 08/01/2010	23	23

Total U.S. Government Agencies (Cost $1,952,406)		1,972,963

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Notes
0.875% due 05/31/2011 (g)	333	334
3.000% due 09/30/2016	23,800	23,906

Total U.S. Treasury Obligations (Cost $24,211)		24,240

MORTGAGE-BACKED SECURITIES 6.8%

Bear Stearns Commercial Mortgage Securities
0.555% due 09/11/2042 (a)	22,753	302
5.700% due 06/11/2050	4,000	3,552
5.908% due 06/11/2040	6,400	5,863

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	6,108	3,485

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.617% due 10/15/2048 (a)	163,066	2,394
5.322% due 12/11/2049	5,000	4,194

Credit Suisse Mortgage Capital Certificates
0.772% due 09/15/2039 (a)	92,865	1,791
5.467% due 09/15/2039	12,200	10,401
5.694% due 04/16/2049	10,000	8,510

CS First Boston Mortgage Securities Corp.
0.416% due 08/15/2038 (a)	6,919	49
0.950% due 03/25/2032	48	40

GMAC Commercial Mortgage Securities, Inc.
0.091% due 05/10/2040 (a)	128,654	43

GS Mortgage Securities Corp. II
0.972% due 01/10/2040 (a)	141,291	505

JPMorgan Alternative Loan Trust
0.746% due 06/27/2037	13,307	10,105

JPMorgan Chase Commercial Mortgage Securities Corp.
0.618% due 07/15/2019	6,989	5,478
5.305% due 01/15/2049	6,000	5,746
6.162% due 05/12/2034	4,720	4,979

LB-UBS Commercial Mortgage Trust
0.336% due 11/15/2040 (a)	66,991	322
1.233% due 03/15/2036 (a)	2,817	39

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	8,000	6,467
5.172% due 12/12/2049	9,000	7,605

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,473	1,269

Morgan Stanley Capital I
0.690% due 11/12/2041 (a)	41,253	549
0.979% due 04/15/2038 (a)	47,118	749

Structured Asset Mortgage Investments, Inc.
0.906% due 09/19/2032	120	88

Thornburg Mortgage Securities Trust
0.376% due 07/25/2036	4,309	4,022

Total Mortgage-Backed Securities (Cost $91,936)		88,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.9%

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	$19	$12

BA Credit Card Trust
0.443% due 01/15/2013	4,300	4,285

Centex Home Equity
0.546% due 01/25/2032	30	22

Chase Issuance Trust
0.283% due 04/15/2013	698	694
4.260% due 05/15/2013	15,800	16,543
4.550% due 03/15/2013	7,139	7,457

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	24	17

Citibank Omni Master Trust
1.436% due 12/23/2013	3,300	3,298

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,440	1,138

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	6,000	6,061

Home Equity Asset Trust
0.846% due 11/25/2032	2	1

Massachusetts Educational Financing Authority
1.454% due 04/25/2038	5,555	5,577

Saxon Asset Securities Trust
0.766% due 08/25/2032	6	5

SLM Student Loan Trust
1.804% due 01/25/2018	4,780	4,902
2.004% due 04/25/2023	6,051	6,291

South Carolina Student Loan Corp.
0.861% due 09/02/2014	1,313	1,315
0.911% due 03/01/2018	6,500	6,521
1.111% due 03/02/2020	8,400	8,372
1.361% due 09/03/2024	4,300	4,291

Structured Asset Securities Corp.
0.536% due 01/25/2033	82	49

Total Asset-Backed Securities (Cost $75,479)		76,851

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	2,000	2,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,533	2,533
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $2,585. Repurchase proceeds are $2,533.)

		4,533

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)	340	340

U.S. TREASURY BILLS 0.1%
0.213% due 02/25/2010 - 03/25/2010 (b)(d)(e)	1,640	1,638

See Accompanying Notes	Semiannual Report	September 30, 2009	59

Schedule of Investments  GNMA Fund  (Cont.)

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.6%
723,810	$7,248

Total Short-Term Instruments (Cost $13,759)	13,759

Total Investments 166.5% (Cost $2,157,791)	$2,176,360

Written Options (i) (0.1%) (Premiums $1,873)	(1,116)

Other Assets and Liabilities (Net) (66.4%)	(868,251)

Net Assets 100.0%	$1,306,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $529 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $1,449 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $10,000 at a weighted average interest rate of 0.35%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $713 and cash of $40 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	671	$1,845

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$297	$0	$297

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$2,801	$2,547	$364	$2,183
CMBX.NA AAA 2 Index	MSC	(0.070%	)	03/15/2049	4,750	591	1,058	(467)
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,250	452	184	268
CMBX.NA AAA 4 Index	CSFB	(0.350%	)	02/17/2051	6,400	1,285	1,324	(39)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	5,000	1,004	1,755	(751)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	4,000	803	760	43
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	2,000	402	379	23
CMBX.NA AAA 5 Index	DUB	(0.350%	)	02/15/2051	18,000	3,615	2,970	645
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051	5,000	1,004	906	98

						$11,703	$9,700	$2,003

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$793	$(743)	$(426)	$(317)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	495	(464)	(270)	(194)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	258	(237)	(75)	(162)

					$(1,444)	$(771)	$(673)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

60	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$32,000	$176	$43
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	23,500	138	44
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	26,000	169	81
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009	89,900	427	574
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	87,000	963	374

							$1,873	$1,116

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	648	$63,800	$477
Sales	217	258,400	1,922
Closing Buys	(217)	(6,000)	(70)
Expirations	(648)	(57,800)	(456)
Exercised	0	0	0

Balance at 09/30/2009	0	$258,400	$1,873

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2024	$30,000	$30,414	$30,516
Fannie Mae	4.000%	10/01/2039	52,000	50,976	51,496
Fannie Mae	4.500%	10/01/2039	21,000	21,275	21,269
Fannie Mae	5.000%	10/01/2024	25,000	26,192	26,215
Fannie Mae	5.000%	10/01/2039	4,000	4,094	4,134
Fannie Mae	5.000%	11/01/2039	52,000	53,447	53,519
Fannie Mae	5.500%	10/01/2024	700	737	740
Fannie Mae	5.500%	10/01/2039	17,000	17,801	17,784
Fannie Mae	5.500%	11/01/2039	130,900	136,007	136,484
Fannie Mae	6.000%	10/01/2039	57,000	59,966	60,126
Freddie Mac	4.000%	10/01/2039	136,000	132,615	134,512
Freddie Mac	5.000%	11/01/2039	3,000	3,091	3,089
Ginnie Mae	4.000%	10/01/2039	80,000	78,385	79,125
Ginnie Mae	5.500%	10/01/2039	43,000	45,096	45,157

				$660,096	$664,166

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$1,889,506	$83,457	$1,972,963
Mortgage-Backed Securities	0	80,037	8,510	88,547
Asset-Backed Securities	0	76,851	0	76,851
Other Investments +++	7,248	30,751	0	37,999

Investments, at value	$7,248	$2,077,145	$91,967	$2,176,360

Short Sales, at value	$0	$(664,166)	$0	$(664,166)

Financial Derivative Instruments ++++	$1,845	$214	$297	$2,356

Total	$9,093	$1,413,193	$92,264	$1,514,550

See Accompanying Notes	Semiannual Report	September 30, 2009	61

Schedule of Investments  GNMA Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$91,318	$46,667	$67	$839	$876	$(56,310)	$83,457	$551
Mortgage-Backed Securities	0	8,495	22	0	(7)	0	8,510	(7)

Investments, at value	$91,318	$55,162	$89	$839	$869	$(56,310)	$91,967	$544

Financial Derivative Instruments ++++	$447	$0	$0	$0	$(900)	$750	$297	$(150)

Total	$91,765	$55,162	$89	$839	$(31)	$(55,560)	$92,264	$394

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,845	$0	$0	$0	$0	$1,845
Unrealized appreciation on swap agreements	0	0	3,557	0	0	3,557

	$1,845	$0	$3,557	$0	$0	$5,402

Liabilities:
Written options outstanding	$1,116	$0	$0	$0	$0	$1,116
Unrealized depreciation on swap agreements	0	0	1,930	0	0	1,930

	$1,116	$0	$1,930	$0	$0	$3,046

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(20)	$0	$0	$0	$0	$(20)
Net realized gain (loss) on futures contracts, written options and swaps	646	0	(920)	0	0	(274)

	$626	$0	$(920)	$0	$0	$(294)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$20	$0	$0	$0	$0	$20
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	3,551	0	(767)	0	0	2,784

	$3,571	$0	$(767)	$0	$0	$2,804

^	See note 2 in the Notes to Financial Statements for additional information.
^^

The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

62	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Government Money Market Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
3.250% due 02/10/2010	$1,000	$1,008
3.875% due 02/15/2010	150	152
7.125% due 06/15/2010	300	313

Federal Farm Credit Bank
0.340% due 03/03/2010	1,400	1,400

Federal Home Loan Bank
0.645% due 04/21/2010	360	361
4.875% due 05/14/2010	820	842

Freddie Mac
3.125% due 02/04/2010	1,000	1,007
4.125% due 07/12/2010	430	442
6.875% due 09/15/2010	700	743
7.000% due 03/15/2010	250	257

Total U.S. Government Agencies (Cost $6,525)		6,525

SHORT-TERM INSTRUMENTS 90.9%

COMMERCIAL PAPER 62.0%

Fannie Mae
0.275% due 12/31/2009	1,500	1,499
0.310% due 01/11/2010	4,750	4,746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
0.230% due 07/09/2010	$13,000	$13,003
0.310% due 01/20/2010	2,500	2,498
0.358% due 02/01/2010	2,450	2,447
0.520% due 06/01/2010	500	500
0.710% due 01/27/2010	800	801
0.790% due 03/11/2010	6,000	6,016

Freddie Mac
0.250% due 03/01/2010	1,300	1,299
0.357% due 03/31/2010	1,000	998
0.410% due 03/16/2010	7,200	7,186
0.560% due 01/08/2010	3,600	3,604
0.660% due 01/22/2010	360	360

		44,957

REPURCHASE AGREEMENTS 28.9%

Barclays Capital, Inc.
0.080% due 10/01/2009	13,000	13,000
(Dated 09/30/2009. Collateralized by JPMorgan Chase & Co. 1.650% due 02/23/2011 valued at $13,392. Repurchase proceeds are $13,000.)
0.130% due 10/05/2009	5,100	5,100
(Dated 09/30/2009. Collateralized by Freddie Mac 0.389% due 05/04/2011 valued at $5,247. Repurchase proceeds are $5,100.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.040% due 10/01/2009	$2,300	$2,300
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $2,358. Repurchase proceeds are $2,300.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	561	561
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $575. Repurchase proceeds are $561.)

		20,961

Total Short-Term Instruments (Cost $65,918)		65,918

Total Investments 99.9% (Cost $72,443)		$72,443

Other Assets and Liabilities (Net) 0.1%		43

Net Assets 100.0%		$72,486

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$6,525	$0	$6,525
Short-Term Instruments	0	65,918	0	65,918

Investments, at value	$0	$72,443	$0	$72,443

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2009	63

Schedule of Investments  Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
4.250% due 08/03/2012	$490	$472

Ford Motor Co.
3.250% due 12/16/2013	15	13
3.510% due 12/16/2013	230	206

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014	1,000	787

Total Bank Loan Obligations (Cost $1,573)		1,478

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 9.0%

AES Ironwood LLC
8.857% due 11/30/2025	82	76

American Express Centurion Bank
0.394% due 06/12/2012	2,000	1,894

American General Finance Corp.
4.625% due 09/01/2010	300	275

American International Group, Inc.
4.250% due 05/15/2013	500	417
5.375% due 10/18/2011	400	370
5.850% due 01/16/2018	2,100	1,523
8.175% due 05/15/2058	1,075	653
8.250% due 08/15/2018	275	234

Bank of America Corp.
6.000% due 09/01/2017	500	507

Barclays Bank PLC
7.434% due 09/29/2049	375	334
10.179% due 06/12/2021	220	290

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	1,090
6.950% due 08/10/2012	137	153

Capital One Capital V
10.250% due 08/15/2039	300	332

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	20

CIT Group, Inc.
0.704% due 02/13/2012	2,640	1,744
0.782% due 07/28/2011	800	561
5.125% due 09/30/2014	200	128

Citigroup Capital XXI
8.300% due 12/21/2057	475	427

Citigroup, Inc.
5.000% due 09/15/2014	225	214
5.500% due 02/15/2017	250	233
6.000% due 08/15/2017	500	494

Countrywide Capital III
8.050% due 06/15/2027	100	95

Credit Suisse New York
5.000% due 05/15/2013	4,000	4,238

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	257

Ford Motor Credit Co. LLC
3.260% due 01/13/2012	200	180
5.700% due 01/15/2010	50	50
7.000% due 10/01/2013	175	164
7.375% due 10/28/2009	285	285
7.875% due 06/15/2010	150	151
8.000% due 06/01/2014	25	24
8.000% due 12/15/2016	550	511
9.875% due 08/10/2011	50	51

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	$100	$110

General Electric Capital Corp.
0.613% due 11/01/2012	790	731
0.645% due 04/10/2012	1,060	1,022
6.875% due 01/10/2039	4,200	4,413

GMAC LLC
6.875% due 08/28/2012	100	91
7.500% due 12/31/2013	400	354
8.000% due 11/01/2031	290	232

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	530
6.750% due 10/01/2037	250	259

HBOS PLC
6.750% due 05/21/2018	1,000	893

HCP, Inc.
5.650% due 12/15/2013	200	198
6.000% due 01/30/2017	25	23

International Lease Finance Corp.
0.627% due 05/24/2010	25	24
4.875% due 09/01/2010	850	797
5.000% due 04/15/2010	25	24
5.300% due 05/01/2012	50	42
5.350% due 03/01/2012	150	128
5.400% due 02/15/2012	150	129
5.750% due 06/15/2011	200	182

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	5
6.625% due 01/18/2012 (a)	100	18
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	18

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	200	211

NSG Holdings LLC
7.750% due 12/15/2025	225	202

Pacific Life Insurance Co.
9.250% due 06/15/2039	400	460

PMI Group, Inc.
6.000% due 09/15/2016	500	323

Rabobank Nederland NV
11.000% due 06/29/2049	1,000	1,228

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049	400	196

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	88

SLM Corp.
0.664% due 07/26/2010	50	47
0.734% due 10/25/2011	1,060	889
0.804% due 01/27/2014	175	111
5.000% due 06/15/2018	125	78
8.450% due 06/15/2018	25	20

SLM Corp. CPI Linked Bond
0.053% due 03/15/2012	269	198
1.023% due 06/15/2013	260	186

Tenneco, Inc.
8.125% due 11/15/2015	25	24

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	122

UBS AG
5.750% due 04/25/2018	100	102

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	76

Universal City Development Partners
11.750% due 04/01/2010	200	202

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Universal City Florida Holding Co. I & II
5.233% due 05/01/2010	$65	$64
8.375% due 05/01/2010	50	49

Ventas Realty LP
6.750% due 04/01/2017	175	172
7.125% due 06/01/2015	49	49

Wells Fargo & Co.
7.980% due 03/29/2049	400	366

Wells Fargo Capital XIII
7.700% due 12/29/2049	25	22

Wells Fargo Capital XV
9.750% due 12/31/2049	350	366

		34,049

INDUSTRIALS 9.0%

Actuant Corp.
6.875% due 06/15/2017	50	47

Allison Transmission, Inc.
11.000% due 11/01/2015	170	167

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	22	22

American Stores Co.
8.000% due 06/01/2026	250	226

AmeriGas Partners LP
7.125% due 05/20/2016	180	174
7.250% due 05/20/2015	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	531

ARAMARK Corp.
3.983% due 02/01/2015	75	65
8.500% due 02/01/2015	150	152

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	293

Berry Plastics Corp.
5.259% due 02/15/2015	155	143
8.875% due 09/15/2014	75	72

Biomet, Inc.
10.000% due 10/15/2017	290	310
10.375% due 10/15/2017 (b)	100	107
11.625% due 10/15/2017	315	345

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	532

Cascades, Inc.
7.250% due 02/15/2013	25	25

CC Holdings GS V LLC
7.750% due 05/01/2017	50	52

Celestica, Inc.
7.875% due 07/01/2011	120	123

Charter Communications Operating LLC
10.000% due 04/30/2012 (a)	70	72
10.375% due 04/30/2014 (a)	75	77

Chesapeake Energy Corp.
7.250% due 12/15/2018	125	119
7.500% due 09/15/2013	125	125
7.500% due 06/15/2014	250	248
9.500% due 02/15/2015	300	317

Comcast Corp.
5.900% due 03/15/2016	500	538

Community Health Systems, Inc.
8.875% due 07/15/2015	440	452

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	25	25
7.750% due 05/15/2017	155	155

64	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)	$200	$105

Crown Americas LLC
7.625% due 11/15/2013	60	61

CSC Holdings, Inc.
6.750% due 04/15/2012	75	78
7.625% due 04/01/2011	25	26
7.625% due 07/15/2018	475	484
7.875% due 02/15/2018	30	31
8.500% due 06/15/2015	125	132

Delhaize America, Inc.
8.050% due 04/15/2027	25	28

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	544

Dex Media West LLC
9.875% due 08/15/2013 (a)	140	26

DirecTV Holdings LLC
8.375% due 03/15/2013	180	185

DISH DBS Corp.
6.375% due 10/01/2011	100	102
7.000% due 10/01/2013	85	86
7.125% due 02/01/2016	355	354
7.750% due 05/31/2015	25	26

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	71	72

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,082

El Paso Corp.
7.750% due 01/15/2032	225	207
7.800% due 08/01/2031	325	300
8.050% due 10/15/2030	225	209

Enterprise Products Operating LLC
7.034% due 01/15/2068	50	44
8.375% due 08/01/2066	370	346

FBG Finance Ltd.
5.125% due 06/15/2015	2,000	2,089

Ferrellgas Partners LP
6.750% due 05/01/2014	75	72

First Data Corp.
9.875% due 09/24/2015	405	376

Ford Motor Co.
9.215% due 09/15/2021	25	21

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	325	346

Freescale Semiconductor, Inc.
4.174% due 12/15/2014	25	17
8.875% due 12/15/2014	75	58

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	106

Georgia-Pacific LLC
7.000% due 01/15/2015	200	198
7.700% due 06/15/2015	215	218
8.000% due 01/15/2024	175	174
8.250% due 05/01/2016	100	104
8.875% due 05/15/2031	150	152

Goodyear Tire & Rubber Co.
10.500% due 05/15/2016	25	27

Harrah's Operating Co., Inc.
10.000% due 12/15/2018	140	112

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HCA, Inc.
8.500% due 04/15/2019	$50	$52
9.125% due 11/15/2014	225	233
9.250% due 11/15/2016	790	819

Intelsat Corp.
9.250% due 08/15/2014	50	52
9.250% due 06/15/2016	60	62

Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016	50	53

Intergen NV
9.000% due 06/30/2017	175	181

JC Penney Corp., Inc.
7.125% due 11/15/2023	50	46
7.950% due 04/01/2017	100	104

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	5,000	5,103

Lender Processing Services, Inc.
8.125% due 07/01/2016	25	26

MGM Mirage
10.375% due 05/15/2014	50	54
11.125% due 11/15/2017	75	82

Motorola, Inc.
8.000% due 11/01/2011	50	53

Nalco Co.
7.750% due 11/15/2011	14	14
8.250% due 05/15/2017	25	26

New Albertson's, Inc.
7.450% due 08/01/2029	125	108

Newfield Exploration Co.
7.125% due 05/15/2018	125	125

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	317

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	380	217

Northwest Airlines, Inc.
1.175% due 05/20/2014	1,093	919

NPC International, Inc.
9.500% due 05/01/2014	100	100

OPTI Canada, Inc.
8.250% due 12/15/2014	165	129

Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	25	26

Peabody Energy Corp.
7.875% due 11/01/2026	200	193

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,089

Quebecor Media, Inc.
7.750% due 03/15/2016	350	348

Quicksilver Resources, Inc.
11.750% due 01/01/2016	100	111

Range Resources Corp.
7.500% due 10/01/2017	75	75

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	25	26

SandRidge Energy, Inc.
4.222% due 04/01/2014	275	245
8.625% due 04/01/2015 (b)	150	149

SemGroup LP
8.750% due 11/15/2015 (a)	250	18

Sensata Technologies BV
8.000% due 05/01/2014	300	281

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sonat, Inc.
7.625% due 07/15/2011	$200	$205

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	75	71
7.875% due 05/01/2012	25	26

Suburban Propane Partners LP
6.875% due 12/15/2013	25	25

Sungard Data Systems, Inc.
9.125% due 08/15/2013	320	325

Teck Resources Ltd.
9.750% due 05/15/2014	125	138
10.250% due 05/15/2016	100	114
10.750% due 05/15/2019	325	379

Times Square Hotel Trust
8.528% due 08/01/2026	2,249	1,715

TRW Automotive, Inc.
7.250% due 03/15/2017	300	266

United Airlines, Inc.
7.730% due 07/01/2010	21	21

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,473

Verso Paper Holdings LLC
9.125% due 08/01/2014	170	127

West Corp.
9.500% due 10/15/2014	120	118

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	75	83
11.750% due 07/15/2017	300	340

Windstream Corp.
8.625% due 08/01/2016	425	437

WMG Acquisition Corp.
9.500% due 06/15/2016	100	106

Wynn Las Vegas LLC
6.625% due 12/01/2014	140	136

		33,779

UTILITIES 1.8%

AES Corp.
7.750% due 03/01/2014	20	20
8.000% due 10/15/2017	325	329
8.000% due 06/01/2020	50	50
8.875% due 02/15/2011	50	52
9.750% due 04/15/2016	250	274

Berry Petroleum Co.
10.250% due 06/01/2014	25	27

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	325

Energy Future Holdings Corp.
10.875% due 11/01/2017	20	15
11.250% due 11/01/2017 (b)	79	53

Frontier Communications Corp.
6.625% due 03/15/2015	25	24
7.000% due 11/01/2025	120	103
7.125% due 03/15/2019	165	156
8.250% due 05/01/2014	25	26
9.000% due 08/15/2031	100	98

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	0

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	76
8.625% due 11/14/2011	25	26

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	273

See Accompanying Notes	Semiannual Report	September 30, 2009	65

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Knight, Inc.
5.150% due 03/01/2015	$50	$48
6.500% due 09/01/2012	25	26

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	123

Midwest Generation LLC
8.560% due 01/02/2016	63	63

NGPL PipeCo. LLC
7.119% due 12/15/2017	100	112
7.768% due 12/15/2037	1,000	1,218

NRG Energy, Inc.
7.375% due 01/15/2017	125	121

PSEG Power LLC
5.320% due 09/15/2016	65	67

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	25	25

Qwest Communications International, Inc.
7.250% due 02/15/2011	25	25
7.500% due 02/15/2014	275	273

Qwest Corp.
7.500% due 06/15/2023	100	91
7.875% due 09/01/2011	100	104
8.375% due 05/01/2016	400	416
8.875% due 03/15/2012	150	159

RRI Energy, Inc.
6.750% due 12/15/2014	160	165
7.875% due 06/15/2017	75	74

Sprint Capital Corp.
6.900% due 05/01/2019	300	270
7.625% due 01/30/2011	65	67
8.375% due 03/15/2012	75	78
8.750% due 03/15/2032	400	380

Sprint Nextel Corp.
6.000% due 12/01/2016	160	144

Telesat LLC
11.000% due 11/01/2015	175	187

Tenaska Alabama Partners LP
7.000% due 06/30/2021	130	118

Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (b)	400	270

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	140

Virgin Media Finance PLC
9.500% due 08/15/2016	100	106

		6,797

Total Corporate Bonds & Notes (Cost $72,684)		74,625

CONVERTIBLE BONDS & NOTES 0.0%

Chesapeake Energy Corp.
2.250% due 12/15/2038	150	113

Total Convertible Bonds & Notes (Cost $71)		113

MUNICIPAL BONDS & NOTES 0.1%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	300	307

Total Municipal Bonds & Notes (Cost $300)		307

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 85.8%

Fannie Mae
0.306% due 12/25/2036	$355	$335
0.366% due 03/25/2034	32	29
0.396% due 08/25/2034	19	18
0.446% due 10/27/2037	4,000	3,784
0.596% due 11/25/2032 - 03/25/2044	87	83
0.644% due 04/18/2028 - 09/18/2031	28	28
0.646% due 06/25/2029 - 08/25/2036	135	130
0.681% due 11/25/2021	18	18
0.731% due 07/25/2021	28	28
0.981% due 08/25/2022	14	13
1.081% due 05/25/2022	13	13
1.131% due 05/25/2018 - 10/25/2020	58	58
1.181% due 04/25/2021 - 10/25/2021	107	106
1.445% due 11/01/2028	710	721
1.481% due 01/25/2024	45	45
1.581% due 11/25/2021	54	54
1.973% due 09/25/2022	13	14
2.251% due 10/01/2044	23	23
2.451% due 10/01/2040	265	266
2.614% due 01/01/2018	76	75
2.625% due 12/01/2020	13	13
2.630% due 09/01/2017 - 03/01/2033	90	90
2.750% due 08/01/2018	38	38
2.795% due 03/01/2034	57	58
2.810% due 04/25/2023	16	16
2.819% due 08/01/2033	211	216
2.849% due 11/01/2020	68	68
2.879% due 07/01/2033	56	56
2.940% due 05/01/2034	407	412
2.945% due 02/01/2032	76	76
2.970% due 03/25/2022	25	26
3.000% due 09/01/2032	24	25
3.020% due 09/25/2022	12	12
3.067% due 07/01/2032	41	42
3.070% due 01/25/2022	72	72
3.071% due 07/01/2036	105	107
3.073% due 05/01/2033	57	57
3.077% due 07/01/2032	280	286
3.080% due 04/01/2017	6	6
3.082% due 07/01/2017 - 07/01/2018	141	142
3.094% due 04/01/2018	63	64
3.107% due 03/01/2020	12	12
3.111% due 08/01/2017	23	23
3.146% due 08/01/2032	233	235
3.193% due 08/01/2032	32	32
3.198% due 05/01/2018	25	25
3.220% due 05/01/2024	117	120
3.240% due 06/01/2025	5	5
3.250% due 05/01/2032	4	4
3.259% due 03/01/2033	357	363
3.280% due 07/01/2017	8	8
3.315% due 05/01/2024	51	52
3.331% due 04/01/2033	106	108
3.361% due 08/01/2017	17	18
3.375% due 07/01/2025 - 02/01/2032	228	232
3.395% due 11/01/2033	128	130
3.436% due 09/01/2031	4	4
3.451% due 03/01/2034	141	144
3.468% due 08/01/2032	27	27
3.480% due 11/01/2020	15	15
3.488% due 11/01/2018	2	2
3.498% due 03/01/2038	10	10
3.520% due 07/01/2019	90	90

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.545% due 01/01/2019 - 07/01/2035	$53	$54
3.556% due 08/01/2026	20	20
3.590% due 02/01/2033	67	68
3.597% due 07/01/2026	16	16
3.607% due 09/01/2033	64	64
3.636% due 04/01/2033	17	17
3.665% due 07/01/2025	3	3
3.737% due 05/01/2038	322	323
3.758% due 10/01/2034	473	489
3.772% due 01/01/2018	10	10
3.828% due 08/01/2036	26	27
3.836% due 08/01/2031	234	242
3.841% due 12/01/2033	160	160
3.885% due 03/01/2036	682	697
3.900% due 04/01/2032	112	113
3.919% due 02/01/2033	69	70
3.923% due 02/01/2032	49	50
3.998% due 12/01/2035	43	42
4.003% due 05/01/2033	612	622
4.061% due 02/01/2033	42	42
4.077% due 04/01/2024	19	19
4.094% due 08/01/2036	205	209
4.107% due 12/01/2034	490	495
4.125% due 09/01/2024	57	58
4.148% due 01/01/2033	101	104
4.166% due 06/01/2019	20	21
4.168% due 01/01/2029	192	192
4.210% due 12/01/2035	26	27
4.222% due 12/01/2027	32	32
4.250% due 11/01/2032 - 01/01/2033	214	219
4.251% due 11/01/2029	100	102
4.257% due 09/01/2017	17	17
4.271% due 11/01/2032	35	36
4.345% due 05/01/2028	11	11
4.362% due 07/01/2018	10	10
4.363% due 12/01/2032	58	59
4.409% due 12/01/2032	118	120
4.467% due 07/01/2032	678	692
4.493% due 01/01/2035	432	445
4.496% due 10/01/2035	530	548
4.546% due 12/01/2032	35	36
4.555% due 10/01/2032	44	45
4.560% due 09/01/2018	31	31
4.563% due 11/01/2034	41	42
4.618% due 09/01/2035	59	61
4.625% due 06/01/2017 - 07/01/2017	30	30
4.651% due 09/01/2024 - 10/01/2025	83	84
4.687% due 01/01/2035	309	316
4.690% due 05/01/2019	10	10
4.691% due 03/01/2016	6	6
4.731% due 06/01/2032	371	378
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.793% due 11/01/2033	48	48
4.948% due 01/01/2018	9	9
4.975% due 09/01/2022	31	33
5.000% due 01/01/2016 - 08/25/2033	358	362
5.087% due 04/01/2028	25	26
5.125% due 10/01/2016	11	11
5.133% due 10/01/2032	256	260
5.158% due 09/01/2033	24	24
5.250% due 09/01/2016 - 09/01/2024	228	231
5.275% due 09/01/2032	38	38
5.304% due 10/01/2033	12	13
5.324% due 11/01/2029	79	80
5.361% due 09/01/2030	101	102
5.395% due 09/01/2031	166	170

66	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 08/01/2037 - 06/01/2048	$28,146	$29,483
5.500% due 09/01/2038 (f)	19,619	20,564
5.548% due 10/01/2025	5	5
6.000% due 12/01/2032 - 09/01/2038	85,014	89,941
6.000% due 10/01/2034 - 07/01/2038 (f)	47,414	50,165
6.014% due 10/01/2036	111	118
6.042% due 03/01/2036	70	70
6.396% due 04/01/2027	137	141
6.500% due 06/25/2028 - 10/25/2031	488	525
6.850% due 12/18/2027	45	50
6.900% due 05/25/2023	179	197
7.000% due 07/25/2022 - 08/01/2036	4,079	4,462
7.500% due 07/25/2022 - 06/25/2042	434	481
7.660% due 05/01/2015	932	1,030
8.000% due 04/25/2021 - 07/25/2022	83	88
8.600% due 08/25/2019	341	385

Freddie Mac
0.379% due 03/09/2011 (e)	1,133	1,135
0.402% due 08/05/2011 (e)	491	491
0.541% due 01/28/2011	70	70
0.657% due 04/01/2011 (e)	17,862	17,894
2.451% due 07/25/2044	40	39
2.750% due 01/01/2020	28	28
2.875% due 04/01/2017	350	351
2.884% due 08/01/2034	6	6
2.886% due 06/01/2033	53	54
3.082% due 06/01/2019	27	27
3.125% due 07/01/2017	45	45
3.135% due 05/01/2033	62	63
3.160% due 09/01/2023	39	40
3.174% due 07/01/2033	55	57
3.262% due 09/01/2033	463	472
3.328% due 09/01/2024	38	39
3.390% due 08/01/2034	269	275
3.452% due 05/01/2035	337	345
3.499% due 01/01/2035	342	349
3.507% due 03/01/2031	144	146
3.533% due 05/01/2029	156	158
3.702% due 11/01/2029	714	724
3.718% due 04/01/2033	6	6
3.796% due 05/01/2019	9	9
3.799% due 09/01/2033	24	25
3.879% due 09/01/2034	271	277
3.975% due 02/01/2033	7	7
3.981% due 09/01/2032	215	220
4.000% due 02/15/2017	118	122
4.014% due 11/01/2017	33	34
4.024% due 06/01/2019	63	63
4.057% due 07/01/2034	315	321
4.067% due 02/01/2018	51	51
4.094% due 07/01/2033	226	235
4.106% due 07/01/2037	220	226
4.108% due 08/01/2024	33	33
4.113% due 10/01/2026	9	9
4.137% due 07/01/2024	16	16
4.190% due 07/01/2025	116	119
4.215% due 12/01/2034	76	77
4.252% due 11/01/2031	95	97
4.335% due 08/01/2017	10	10
4.343% due 03/01/2032	685	697
4.361% due 01/01/2035	273	281
4.389% due 01/01/2035	15	15
4.417% due 08/01/2035	27	28
4.463% due 01/01/2033 - 11/01/2035	330	337
4.498% due 01/01/2033	29	29
4.500% due 10/01/2024	51	53

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.724% due 10/01/2032	$94	$97
4.799% due 05/01/2019	469	470
4.867% due 09/01/2018	41	42
5.033% due 11/01/2031	128	132
5.091% due 02/01/2015	69	70
5.166% due 12/01/2033	442	457
5.185% due 02/01/2026	66	68
5.230% due 09/01/2031	288	292
5.260% due 02/01/2036	150	156
5.297% due 03/01/2025	55	56
5.307% due 04/01/2036	61	64
5.464% due 09/01/2037	21	22
5.500% due 08/23/2017 - 02/01/2038	39,938	44,647
5.535% due 09/01/2037	62	66
5.547% due 04/01/2036 - 05/01/2037	166	174
5.682% due 06/01/2037	12	12
5.707% due 12/01/2037	33	35
5.733% due 09/01/2037	26	28
5.802% due 08/01/2037	7	8
5.807% due 08/01/2037	25	27
5.844% due 01/01/2037	594	630
5.863% due 11/01/2036	16	17
5.884% due 08/01/2037	12	12
5.910% due 08/01/2036	24	25
5.935% due 09/01/2037	50	53
5.944% due 03/01/2025	3	3
5.968% due 09/01/2036	20	21
6.000% due 03/15/2017 - 12/01/2023	2,198	2,376
6.375% due 10/01/2035	650	685
6.400% due 02/01/2037	71	75
6.500% due 11/15/2021 - 03/15/2024	436	477
6.750% due 01/15/2024	48	52
6.862% due 09/01/2037	1,728	1,822
7.000% due 10/15/2013 - 12/01/2047	5,379	5,797
7.500% due 09/01/2011 - 01/15/2023	912	967
8.500% due 06/15/2031	644	717
8.758% due 05/15/2023	67	68
9.000% due 09/15/2020 - 02/15/2021	353	390
9.500% due 03/15/2020	6	6

Ginnie Mae
3.000% due 01/20/2035	12	12
3.750% due 01/20/2032 - 03/20/2032	385	390
4.000% due 10/20/2030 - 12/20/2033	249	254
4.125% due 10/20/2025 - 12/20/2026	34	34
4.250% due 02/20/2029	44	45
4.375% due 06/20/2022 - 06/20/2032	860	878
4.625% due 08/20/2027 - 10/20/2029	206	211
5.125% due 08/20/2033	29	31
5.500% due 04/20/2037	57	61
6.100% due 06/15/2028 - 03/15/2029	2,114	2,263
6.490% due 01/15/2028 - 01/15/2029	1,865	2,016
27.313% due 03/20/2031	1,455	2,045

Small Business Administration
4.727% due 02/10/2019	1,934	1,985
5.160% due 02/01/2028	2,223	2,363
5.170% due 01/01/2028	4,466	4,811
5.370% due 04/01/2028	1,861	2,008

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vendee Mortgage Trust
6.500% due 09/15/2024	$268	$280

Total U.S. Government Agencies (Cost $312,538)		323,113

MORTGAGE-BACKED SECURITIES 16.0%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	174	178
5.634% due 07/10/2046	500	465
6.186% due 06/11/2035	255	269

Banc of America Funding Corp.
3.029% due 06/20/2035	161	74
3.487% due 05/25/2035	117	24
4.568% due 02/20/2036	127	112
5.915% due 10/20/2046	1,836	1,020

Banc of America Mortgage Securities, Inc.
0.646% due 03/25/2034	75	75
0.696% due 01/25/2034	38	36
4.680% due 07/20/2032	57	53
4.698% due 04/25/2035	202	162

Bear Stearns Adjustable Rate Mortgage Trust
4.435% due 01/25/2035	1,916	1,537
4.625% due 10/25/2035	1,572	1,365
5.352% due 03/25/2035	709	503

Bear Stearns Alt-A Trust
0.406% due 06/25/2046	3,141	1,473
6.250% due 08/25/2036	2,621	1,245

Bear Stearns Commercial Mortgage Securities
5.908% due 06/11/2040	5,800	5,313
6.440% due 06/16/2030	6	6
7.000% due 05/20/2030	391	434

CC Mortgage Funding Corp.
0.376% due 05/25/2048	367	124

Citigroup Mortgage Loan Trust, Inc.
4.647% due 08/25/2035	285	234

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	5,033

Countrywide Alternative Loan Trust
2.211% due 07/20/2035	199	104
6.000% due 04/25/2037	2,461	1,644
6.250% due 08/25/2037	1,901	976
6.500% due 06/25/2036	1,477	917

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	103	54
0.516% due 03/25/2035	227	142
0.566% due 03/25/2035	277	126
4.499% due 07/19/2033	291	250
4.969% due 02/25/2034	209	195
4.984% due 05/19/2033	191	173
5.250% due 02/20/2036	180	122

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	950	590

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	989	840
4.940% due 12/15/2035	500	518
5.226% due 03/25/2034	186	169
5.603% due 07/15/2035	500	525
5.750% due 04/22/2033	851	855

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.396% due 02/25/2047	1,520	710

Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 04/19/2048	705	172
0.646% due 11/19/2044	124	28
3.228% due 07/19/2044	88	32

See Accompanying Notes	Semiannual Report	September 30, 2009	67

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
0.746% due 03/25/2018	$137	$126
4.183% due 03/25/2033	146	141

First Republic Mortgage Loan Trust
0.493% due 11/15/2030	112	106
0.593% due 11/15/2031	49	41

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	522

Greenpoint Mortgage Funding Trust
0.426% due 01/25/2037	2,788	1,386
0.506% due 10/25/2045	1,039	540

GSAA Trust
6.000% due 04/01/2034	423	362

GSR Mortgage Loan Trust
2.230% due 04/25/2032	63	47
3.824% due 09/25/2034	180	165
3.883% due 08/25/2034	395	346
4.116% due 09/25/2035	323	218
5.237% due 11/25/2035	414	367

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	269	255
0.436% due 01/19/2038	5,161	2,640
0.556% due 08/19/2045	52	27

Indymac Index Mortgage Loan Trust
3.974% due 10/25/2034	289	238

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	257	228

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	515

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	463
5.430% due 02/15/2040	500	407

MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/2034	2,450	1,850
3.778% due 04/21/2034	48	46

MASTR Alternative Loans Trust
7.000% due 06/25/2034	93	79

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	176	140

Mellon Residential Funding Corp.
0.613% due 09/15/2030	623	540
0.683% due 12/15/2030	50	43

Merrill Lynch Mortgage Investors, Inc.
4.705% due 09/25/2033	41	39

MLCC Mortgage Investors, Inc.
0.586% due 04/25/2028	103	88
0.979% due 10/25/2028	571	409
1.449% due 01/25/2030	92	64
3.410% due 01/25/2029	373	353

Morgan Stanley Capital I
5.328% due 11/12/2041	580	529
5.378% due 11/14/2042	500	502

Morgan Stanley Re-REMIC Trust
6.000% due 08/12/2045	3,000	2,717

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	69	65
6.000% due 05/25/2033	37	35
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
3.546% due 04/25/2034	122	116

Residential Accredit Loans, Inc.
0.426% due 06/25/2046	1,684	797

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.576% due 04/25/2037	$3,380	$1,344
6.000% due 08/25/2035	2,553	1,879

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	419	394

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,275	1,720

Residential Funding Mortgage Securities I
5.762% due 07/27/2037	1,203	723

Sequoia Mortgage Trust
0.596% due 07/20/2033	108	91
0.626% due 10/20/2027	36	30
0.626% due 04/20/2033	168	150
0.646% due 10/20/2027	230	200
1.146% due 12/20/2032	188	165

Structured Asset Mortgage Investments, Inc.
0.476% due 07/25/2046	125	28
0.586% due 05/19/2035	199	119
4.730% due 05/25/2045	80	42

Thornburg Mortgage Securities Trust
0.386% due 07/25/2036	2,271	2,179
0.516% due 03/25/2044	207	133
0.616% due 09/25/2044	149	119

WaMu Mortgage Pass-Through Certificates
0.536% due 12/25/2045	182	104
0.556% due 01/25/2045	79	50
0.650% due 10/25/2044	198	121
0.690% due 11/25/2034	206	92
0.786% due 12/25/2027	319	225
1.901% due 02/25/2046	327	167
2.101% due 11/25/2042	15	9
3.052% due 06/25/2033	147	138
3.099% due 07/25/2046	1,192	694

Wells Fargo Mortgage-Backed Securities Trust
3.003% due 09/25/2034	177	169
3.073% due 09/25/2034	667	634
4.075% due 10/25/2034	240	221
4.222% due 12/25/2034	1,585	1,539
4.525% due 02/25/2035	317	285
5.500% due 12/25/2033	45	45

Total Mortgage-Backed Securities (Cost $67,351)		60,248

ASSET-BACKED SECURITIES 6.9%

Ameriquest Mortgage Securities, Inc.
3.771% due 11/25/2032 (a)	184	9
5.871% due 02/25/2033 (a)	133	10

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	69	42

Bear Stearns Asset-Backed Securities Trust
0.576% due 01/25/2036	195	183
0.596% due 09/25/2034	820	774
0.646% due 10/27/2032	60	40
0.736% due 06/25/2036	400	145
0.906% due 10/25/2032	96	77
1.246% due 10/25/2037	167	104
5.250% due 10/25/2033	1,707	1,503
5.500% due 06/25/2034	1,690	1,440
5.500% due 08/25/2036	3,597	1,663

Bear Stearns Second Lien Trust
0.466% due 12/25/2036	940	542

Chase Funding Mortgage Loan Asset-Backed Certificates
0.886% due 11/25/2031	67	60

Citibank Omni Master Trust
1.436% due 12/23/2013	2,000	1,999

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Conseco Financial Corp.
6.110% due 09/01/2023		$114	$114
6.870% due 01/15/2029		396	375

Countrywide Asset-Backed Certificates
0.346% due 09/25/2047		312	289
0.586% due 12/25/2036		1,604	607

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036		193	190

Greenpoint Manufactured Housing
8.300% due 10/15/2026		1,500	1,098

GSAA Trust
0.516% due 06/25/2035		605	364

HFC Home Equity Loan Asset-Backed Certificates
0.536% due 01/20/2034		1,864	1,577
1.046% due 11/20/2036		305	293

HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036		253	168
0.296% due 12/25/2036		110	74

Irwin Home Equity Corp.
0.786% due 07/25/2032		7	4

JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036		252	230

Morgan Stanley ABS Capital I
0.426% due 01/25/2036		557	442
1.326% due 03/25/2033		268	209

New Century Home Equity Loan Trust
0.616% due 08/25/2034		57	34

Primus CLO Ltd.
0.742% due 07/15/2021		10,798	8,847

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033		236	152

Residential Asset Mortgage Products, Inc.
1.446% due 09/25/2047		1,488	961

SBI HELOC Trust
0.416% due 08/25/2036		60	53

Soundview Home Equity Loan Trust
1.046% due 10/25/2037		230	222

Specialty Underwriting & Residential Finance
0.496% due 09/25/2036		673	557

Structured Asset Securities Corp.
4.900% due 04/25/2035		932	622

Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		48	45

Total Asset-Backed Securities (Cost $29,018)			26,118

FOREIGN CURRENCY-DENOMINATED

ISSUES 2.5%

American International Group, Inc.
1.077% due 04/26/2011	EUR	100	130
5.750% due 03/15/2067	GBP	9,000	6,616
8.625% due 05/22/2038		1,200	1,064

Barclays Bank PLC
14.000% due 11/29/2049		200	416

CIT Group, Inc.
4.250% due 09/22/2011	EUR	100	94

JLOC Ltd.
0.661% due 02/16/2016	JPY	6,843	72

68	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SLM Corp.
1.123% due 11/15/2011	EUR	1,000	1,215

Total Foreign Currency-Denominated Issues (Cost $5,555)			9,607

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	6

Wells Fargo & Co.
7.500% due 12/31/2049		300	268

Total Convertible Preferred Securities (Cost $262)			274

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.2%

SLM Corp.
0.550% due 01/16/2018	51,000	623

Total Preferred Stocks (Cost $574)		623

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$666	666

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $685. Repurchase proceeds are $666.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.192% due 02/25/2010 - 03/25/2010 (c)(e)	$273	$273

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.4%
	921,225	9,224

Total Short-Term Instruments (Cost $10,163)		10,163

Total Investments 134.5% (Cost $500,089)		$506,669

Written Options (h) (0.0%) (Premiums $158)		(37)

Other Assets and Liabilities (Net) (34.5%)		(129,985)

Net Assets 100.0%		$376,647

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $19,512 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $78,192 at a weighted average interest rate of 0.355%. On September 30, 2009, securities valued at $56,185 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.523%	$2,000	$(116)	$0	$(116)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.653%	137	(14)	0	(14)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.714%	1,000	(164)	0	(164)

							$(294)	$0	$(294)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	1.268%	$2,000	$226	$0	$226
American International Group, Inc.	DUB	2.100%	03/20/2013	8.112%	3,000	(505)	0	(505)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2014	1.424%	100	(2)	(6)	4
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.424%	100	(2)	(6)	4
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	1.410%	100	(2)	(6)	4
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	5.903%	50	(2)	(5)	3
El Paso Corp.	GSC	5.000%	09/20/2014	6.009%	200	(8)	(19)	11
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.972%	100	14	4	10
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	300	39	9	30
General Electric Capital Corp.	DUB	4.820%	12/20/2013	2.021%	2,000	219	0	219
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	100	13	4	9
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.410%	50	6	(5)	11
Prudential Financial, Inc.	GSC	5.000%	09/20/2014	2.171%	200	25	(1)	26
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.965%	300	(31)	(55)	24
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%	50	(5)	(5)	0
SLM Corp.	BOA	5.000%	12/20/2011	8.854%	300	(22)	(24)	2
SLM Corp.	GSC	5.000%	06/20/2010	9.954%	200	(7)	(12)	5
SLM Corp.	GSC	7.600%	03/20/2012	8.975%	250	(7)	0	(7)
SLM Corp.	MLP	5.000%	12/20/2013	8.728%	2,000	(230)	(245)	15

						$(281)	$(372)	$91

See Accompanying Notes	Semiannual Report	September 30, 2009	69

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BCLY	(5.000%	)	06/20/2014	$94	$5	$11	$(6)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014	752	45	88	(43)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	282	17	34	(17)
CDX.HY-12 5-Year Index	GSC	(5.000%	)	06/20/2014	94	6	12	(6)
CDX.HY-12 5-Year Index	JPM	(5.000%	)	06/20/2014	470	28	55	(27)
CDX.HY-12 5-Year Index	MSC	(5.000%	)	06/20/2014	470	28	56	(28)
CDX.HY-12 5-Year Index	RBS	(5.000%	)	06/20/2014	188	12	21	(9)
CDX.HY-12 5-Year Index	UBS	(5.000%	)	06/20/2014	846	51	97	(46)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	600	2	6	(4)

						$194	$380	$(186)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,735	$(3,394)	$(1,625)	$(1,769)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,896	(1,707)	(797)	(910)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	10,546	(10,171)	(8,152)	(2,019)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	2,876	(2,774)	(1,754)	(1,020)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	2,937	(2,803)	(1,821)	(982)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	91	(20)	(11)	(9)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,362	(936)	(592)	(344)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	6,815	(1,462)	(1,111)	(351)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	19	(24)	43
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	132	(1,120)	1,252
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	48	1	0	1
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,925	(53)	0	(53)
CDX.HY-9 5-Year Index 35-100%	MLP	1.443%	12/20/2012	9,627	(175)	0	(175)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	42	0	42

					$(23,301)	$(17,007)	$(6,294)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	$65,600	$3,893	$3,280	$613
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB	1,000	36	0	36
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC	1,000	36	0	36
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM	300	11	0	11
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	19,000	2,720	976	1,744
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	200	8	(3)	11
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS	100	4	(2)	6

						$6,708	$4,251	$2,457

70	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$3,500	$17	$6
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	32	2
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	4
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	22	3
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	23	3
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,600	18	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,600	9	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,000	8	2

							$158	$37

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$13,600	$82
Sales	302	41,700	274
Closing Buys	(120)	(300)	(32)
Expirations	(182)	(34,300)	(166)
Exercised	0	0	0

Balance at 09/30/2009	0	$20,700	$158

(i)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	370	10/2009	BCLY	$0	$(12)	$(12)
Sell		444	10/2009	BNP	0	(14)	(14)
Sell	GBP	2,792	10/2009	BNP	201	0	201
Sell		80	10/2009	HSBC	0	0	0
Sell	JPY	10,000	10/2009	BNP	0	(3)	(3)

					$201	$(29)	$172

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$74,625	$0	$74,625
U.S. Government Agencies	0	319,329	3,784	323,113
Mortgage-Backed Securities	0	60,248	0	60,248
Asset-Backed Securities	0	17,271	8,847	26,118
Other Investments +++	9,498	13,067	0	22,565

Investments, at value	$9,498	$484,540	$12,631	$506,669

Financial Derivative Instruments ++++	$0	$(4,091)	$0	$(4,091)

Total	$9,498	$480,449	$12,631	$502,578

See Accompanying Notes	Semiannual Report	September 30, 2009	71

Schedule of Investments  Income Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$0	$0	$2	$0	$179	$3,603	$3,784	$179
Asset-Backed Securities	59	8,842	0	0	(9)	(45)	8,847	(7)

Investments, at value	$59	$8,842	$2	$0	$170	$3,558	$12,631	$172

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$201	$0	$0	$0	$201
Unrealized appreciation on swap agreements	2,457	0	1,941	0	0	4,398

	$2,457	$201	$1,941	$0	$0	$4,599

Liabilities:
Written options outstanding	$37	$0	$0	$0	$0	$37
Unrealized depreciation on foreign currency contracts	0	29	0	0	0	29
Unrealized depreciation on swap agreements	0	0	8,624	0	0	8,624

	$37	$29	$8,624	$0	$0	$8,690

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$498	$0	$(1,169)	$0	$0	$(671)
Net realized (loss) on foreign currency transactions	0	(617)	0	0	0	(617)

	$498	$(617)	$(1,169)	$0	$0	$(1,288)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(187)	$0	$8,543	$0	$0	$8,356
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	198	0	0	0	198

	$(187)	$198	$8,543	$0	$0	$8,554

^	See note 2 in the Notes to Financial Statements for additional information.

72	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Long Duration Total Return Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

Daimler Finance North America LLC
4.250% due 08/03/2012	$980	$945

Total Bank Loan Obligations (Cost $952)		945

CORPORATE BONDS & NOTES 47.0%

BANKING & FINANCE 18.5%

ABX Financing Co.
6.350% due 10/15/2036	10,490	11,776

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	735	552

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	100	107

American Express Bank FSB
6.000% due 09/13/2017	200	207

American Express Co.
5.500% due 09/12/2016	300	298
6.150% due 08/28/2017	1,800	1,894
8.150% due 03/19/2038	10,500	12,853

American General Finance Corp.
3.875% due 10/01/2009	240	240
5.625% due 08/17/2011	475	400
6.900% due 12/15/2017	200	140

American International Group, Inc.
0.536% due 01/29/2010	1,400	1,390
4.700% due 10/01/2010	295	285
5.050% due 10/01/2015	2,000	1,484
5.850% due 01/16/2018	3,000	2,175
6.250% due 05/01/2036	7,080	4,602
6.250% due 03/15/2087	2,100	1,050
8.175% due 05/15/2058	3,400	2,066
8.250% due 08/15/2018	1,900	1,617

Anadarko Finance Co.
7.500% due 05/01/2031	14,970	16,609

Asian Development Bank
5.820% due 06/16/2028	500	558

Bank of America Corp.
0.591% due 11/06/2009	100	100
0.770% due 08/15/2016	100	82
5.650% due 05/01/2018	3,300	3,264
5.750% due 12/01/2017	1,550	1,550
6.000% due 09/01/2017	200	203

Bank of America N.A.
6.000% due 10/15/2036	17,990	17,788

Bank One Corp.
7.625% due 10/15/2026	95	111
8.000% due 04/29/2027	100	119

Barclays Bank PLC
6.050% due 12/04/2017	1,100	1,109
7.434% due 09/29/2049	3,700	3,293
10.179% due 06/12/2021	4,560	6,005

Bear Stearns Cos. LLC
0.562% due 11/28/2011	100	99
0.650% due 08/15/2011	100	100
0.718% due 01/31/2011	2,200	2,198
7.250% due 02/01/2018	3,000	3,432

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	230	248

BNP Paribas
0.780% due 06/04/2010	2,300	2,307
5.186% due 06/29/2049	7,000	5,558

Caterpillar Financial Services Corp.
1.033% due 06/24/2011	8,400	8,462

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chubb Corp.
6.500% due 05/15/2038	$200	$237

Citigroup Capital XXI
8.300% due 12/21/2057	100	90

Citigroup Funding, Inc.
0.755% due 10/22/2009	100	100
1.518% due 05/07/2010	3,300	3,303

Citigroup, Inc.
0.313% due 12/28/2009	1,600	1,598
0.579% due 05/18/2010	100	100
5.500% due 04/11/2013	500	512
5.850% due 12/11/2034	220	189
5.875% due 05/29/2037	500	437
6.000% due 08/15/2017	3,700	3,655
6.125% due 08/25/2036	2,350	2,023
6.625% due 06/15/2032	4,250	3,872
6.875% due 03/05/2038	21,600	21,733
8.125% due 07/15/2039	8,400	9,431

ConocoPhillips Canada Funding Co. I
5.950% due 10/15/2036	2,700	2,908

Countrywide Financial Corp.
5.800% due 06/07/2012	300	317

Credit Agricole S.A.
0.422% due 05/28/2010	200	199
6.637% due 05/29/2049	5,800	4,205

Credit Suisse New York
6.000% due 02/15/2018	3,800	3,985

Credit Suisse USA, Inc.
0.326% due 11/20/2009	2,200	2,200
0.505% due 11/20/2009	2,400	2,401
6.125% due 11/15/2011	100	108

Fifth Third Bancorp
6.250% due 05/01/2013	255	263

General Electric Capital Corp.
0.510% due 08/15/2011	100	98
0.524% due 05/10/2010	100	100
0.933% due 02/01/2011	100	100
5.875% due 01/14/2038	39,450	36,298
6.150% due 08/07/2037	255	243
6.375% due 11/15/2067	6,150	5,097
6.750% due 03/15/2032	7,180	7,351
6.875% due 01/10/2039	21,600	22,695

Goldman Sachs Group, Inc.
0.383% due 06/28/2010	1,900	1,900
0.651% due 02/06/2012	500	492
5.300% due 02/14/2012	380	402
5.750% due 10/01/2016	200	210
5.950% due 01/18/2018	1,500	1,559
6.125% due 02/15/2033	3,900	4,183
6.150% due 04/01/2018	7,600	8,008
6.250% due 09/01/2017	15,300	16,207
6.450% due 05/01/2036	900	897
6.750% due 10/01/2037	7,285	7,542
7.500% due 02/15/2019	3,400	3,895

HBOS PLC
6.750% due 05/21/2018	8,500	7,593

HSBC Bank USA N.A.
5.625% due 08/15/2035	400	401
5.875% due 11/01/2034	230	236
7.000% due 01/15/2039	17,300	20,275

HSBC Capital Funding LP
4.610% due 12/29/2049	600	472

HSBC Finance Corp.
0.714% due 05/10/2010	1,000	996
5.700% due 06/01/2011	400	415

HSBC Holdings PLC
6.500% due 05/02/2036	2,040	2,217

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 09/15/2037	$7,900	$8,573
6.800% due 06/01/2038	2,800	3,152

John Deere Capital Corp.
1.052% due 06/10/2011	11,700	11,778

JPMorgan Chase & Co.
0.550% due 05/16/2011	100	100
6.000% due 01/15/2018	2,000	2,150
6.400% due 05/15/2038	18,505	20,789
7.900% due 04/29/2049	2,900	2,793

JPMorgan Chase Capital XV
5.875% due 03/15/2035	17,000	15,161

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066	11,500	11,064

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,710	1,593

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	7,550	6,817

Lehman Brothers Holdings, Inc.
7.000% due 09/27/2027 (a)	1,200	210

Lincoln National Corp.
6.300% due 10/09/2037	400	369

Merrill Lynch & Co., Inc.
0.692% due 02/05/2010	100	100
0.704% due 07/25/2011	300	292
6.050% due 08/15/2012	335	358
6.110% due 01/29/2037	200	191
6.400% due 08/28/2017	10,900	11,057
6.875% due 04/25/2018	8,400	8,849
7.750% due 05/14/2038	400	452

MetLife, Inc.
5.700% due 06/15/2035	7,400	7,637

Metropolitan Life Global Funding I
0.480% due 05/17/2010	1,500	1,497

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	102

Morgan Stanley
0.599% due 01/15/2010	300	300
0.760% due 01/18/2011	300	297
0.789% due 01/15/2010	200	200
2.550% due 05/14/2010	3,300	3,337
5.550% due 04/27/2017	200	200
5.625% due 01/09/2012	575	610
5.625% due 09/23/2019	1,400	1,379
6.250% due 08/28/2017	14,000	14,595
6.625% due 04/01/2018	10,100	10,697
7.250% due 04/01/2032	2,100	2,443

National City Bank
5.800% due 06/07/2017	380	380
6.200% due 12/15/2011	250	267

National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032	520	613

PNC Funding Corp.
5.500% due 09/28/2012	130	137

PNC Preferred Funding Trust I
8.700% due 03/29/2049	200	189

Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,024

Rabobank Nederland NV
11.000% due 06/29/2049	14,875	18,273

RBS Capital Trust II
6.425% due 12/29/2049	9,690	5,184

Resona Bank Ltd.
5.850% due 09/29/2049	100	87

See Accompanying Notes	Semiannual Report	September 30, 2009	73

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
7.648% due 08/29/2049	$2,850	$1,599

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	13,000	11,452

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	500	476

SunTrust Banks, Inc.
6.000% due 09/11/2017	505	496

Svenska Handelsbanken AB
1.300% due 09/14/2012	5,300	5,274

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	5,400	5,903

U.S. Trade Funding Corp.
4.260% due 11/15/2014	11,538	12,355

UBS AG
5.750% due 04/25/2018	8,300	8,449
5.875% due 12/20/2017	100	102

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,200	3,200

Wachovia Bank N.A.
1.350% due 05/14/2010	3,400	3,419
5.850% due 02/01/2037	1,050	1,019
6.600% due 01/15/2038	22,300	24,561

Wachovia Corp.
0.411% due 12/01/2009	1,800	1,800
5.500% due 08/01/2035	160	145
5.625% due 10/15/2016	100	105

Wells Fargo & Co.
5.375% due 02/07/2035	100	97
5.625% due 12/11/2017	2,000	2,104
7.980% due 03/29/2049	3,200	2,928

Wells Fargo Bank N.A.
5.950% due 08/26/2036	12,400	12,629

Wells Fargo Capital X
5.950% due 12/15/2086	2,000	1,745

Wells Fargo Capital XIII
7.700% due 12/29/2049	4,935	4,367

		609,600

INDUSTRIALS 14.4%

Altria Group, Inc.
9.950% due 11/10/2038	4,355	5,938
10.200% due 02/06/2039	2,200	3,063

Amgen, Inc.
6.150% due 06/01/2018	4,900	5,551
6.375% due 06/01/2037	6,600	7,544
6.400% due 02/01/2039	2,825	3,250
6.900% due 06/01/2038	300	366

Anadarko Petroleum Corp.
6.450% due 09/15/2036	8,525	8,831
7.950% due 06/15/2039	300	365

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	500	546

Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	5,000	6,492
8.200% due 01/15/2039	3,300	4,366

Apache Corp.
6.000% due 01/15/2037	6,000	6,700

AstraZeneca PLC
6.450% due 09/15/2037	5,485	6,478

Barrick Gold Corp.
5.800% due 11/15/2034	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Baxter International, Inc.
6.250% due 12/01/2037	$1,780	$2,077

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	450	501
6.200% due 08/15/2036	500	562
6.530% due 07/15/2037	200	230

Canadian National Railway Co.
6.375% due 11/15/2037	400	478

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,111
6.250% due 03/15/2038	1,400	1,497
6.450% due 06/30/2033	100	107
6.500% due 02/15/2037	250	277
6.750% due 02/01/2039	6,225	7,032

Caterpillar, Inc.
6.050% due 08/15/2036	4,940	5,426

Cenovus Energy, Inc.
6.750% due 11/15/2039	5,900	6,381

CODELCO, Inc.
7.500% due 01/15/2019	200	242

Colorado Interstate Gas Co.
6.850% due 06/15/2037	1,300	1,340

Comcast Corp.
6.400% due 05/15/2038	1,070	1,132
6.450% due 03/15/2037	300	319
6.550% due 07/01/2039	8,400	9,009
6.950% due 08/15/2037	800	896
7.050% due 03/15/2033	10,990	12,504

Conoco Funding Co.
7.250% due 10/15/2031	10	12

Covidien International Finance S.A.
6.550% due 10/15/2037	500	595

Cox Communications, Inc.
6.450% due 12/01/2036	300	309
8.375% due 03/01/2039	5,250	6,496

CSX Corp.
6.150% due 05/01/2037	800	850
7.450% due 04/01/2038	4,200	5,198

CVS Caremark Corp.
0.661% due 06/01/2010	100	100
6.125% due 09/15/2039	1,200	1,225

CVS Pass-Through Trust
6.036% due 12/10/2028	154	149

Daimler Finance North America LLC
8.500% due 01/18/2031	8,141	9,659

Devon Energy Corp.
7.950% due 04/15/2032	6,200	7,796

Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	4,665

Dow Chemical Co.
9.400% due 05/15/2039	800	988

Eli Lilly & Co.
5.550% due 03/15/2037	35	38

Enbridge Energy Partners LP
6.300% due 12/15/2034	900	886

EnCana Corp.
6.500% due 08/15/2034	1,850	2,040
6.500% due 02/01/2038	9,550	10,289
6.625% due 08/15/2037	1,600	1,776

Energy Transfer Partners LP
6.625% due 10/15/2036	1,300	1,354
7.500% due 07/01/2038	2,100	2,431

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enterprise Products Operating LLC
5.750% due 03/01/2035	$600	$590

EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,109

Gaz Capital S.A.
7.288% due 08/16/2037	5,100	4,794
8.625% due 04/28/2034	510	560

Georgia-Pacific LLC
7.750% due 11/15/2029	80	74

GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	4,100	4,202
6.375% due 05/15/2038	11,700	13,842

HCA, Inc.
9.250% due 11/15/2016	100	104

Hess Corp.
7.300% due 08/15/2031	1,300	1,466

Hewlett-Packard Co.
0.471% due 03/01/2012	100	100

HJ Heinz Finance Co.
7.125% due 08/01/2039	3,350	3,978

International Business Machines Corp.
8.000% due 10/15/2038	1,100	1,537

KeySpan Corp.
5.803% due 04/01/2035	120	114

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,210
6.500% due 02/01/2037	700	714
6.500% due 09/01/2039	14,400	14,697
6.950% due 01/15/2038	15,060	16,228
7.300% due 08/15/2033	3,000	3,222
7.400% due 03/15/2031	300	333

Kraft Foods, Inc.
0.961% due 08/11/2010	600	599
7.000% due 08/11/2037	900	1,006

Kroger Co.
7.500% due 04/01/2031	200	249

Lockheed Martin Corp.
7.750% due 05/01/2026	7	9

Marathon Oil Corp.
6.600% due 10/01/2037	900	957

McDonald's Corp.
5.700% due 02/01/2039	55	60

Merck & Co., Inc.
5.750% due 11/15/2036	55	61
5.850% due 06/30/2039	5,300	5,971

Monsanto Co.
5.875% due 04/15/2038	100	111

Newmont Mining Corp.
6.250% due 10/01/2039	400	399

News America, Inc.
6.200% due 12/15/2034	300	296

Norfolk Southern Corp.
7.050% due 05/01/2037	2,300	2,911
7.250% due 02/15/2031	220	277

Novartis Securities Investment Ltd.
5.125% due 02/10/2019	2,500	2,667

Nucor Corp.
6.400% due 12/01/2037	3,000	3,434

ONEOK Partners LP
6.850% due 10/15/2037	4,600	4,981

Oracle Corp.
6.125% due 07/08/2039	2,400	2,712
6.500% due 04/15/2038	4,200	4,885

74	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Pemex Project Funding Master Trust
6.625% due 06/15/2035	$520	$505
6.625% due 06/15/2038	100	95

Petrobras International Finance Co.
7.875% due 03/15/2019	500	579

Petro-Canada
5.950% due 05/15/2035	300	296

Pfizer, Inc.
7.200% due 03/15/2039	14,800	18,692

Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	4,851

Plains All American Pipeline LP
6.650% due 01/15/2037	700	740

Reynolds American, Inc.
7.250% due 06/15/2037	700	695

Roche Holdings, Inc.
7.000% due 03/01/2039	16,600	20,678

Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	224
7.500% due 07/15/2038	3,100	3,673

Rohm and Haas Co.
6.000% due 09/15/2017	100	100

Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	7,160	7,964

Suncor Energy, Inc.
6.500% due 06/15/2038	2,800	2,903
6.850% due 06/01/2039	12,500	13,645

Target Corp.
6.500% due 10/15/2037	1,600	1,796
7.000% due 01/15/2038	19,240	22,594

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	3,000	3,212
7.625% due 04/01/2037	150	171
8.375% due 06/15/2032	3,600	4,341

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	1,000	1,079

Time Warner Cable, Inc.
6.550% due 05/01/2037	7,650	8,157
6.750% due 06/15/2039	200	217
7.300% due 07/01/2038	2,825	3,272

Time Warner, Inc.
0.684% due 11/13/2009	200	200
5.875% due 11/15/2016	100	106
6.500% due 11/15/2036	100	103
7.700% due 05/01/2032	70	79

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	400	440
7.250% due 08/15/2038	8,100	10,080
7.625% due 01/15/2039	10,500	13,447

Transocean, Inc.
6.800% due 03/15/2038	2,775	3,188

Union Pacific Corp.
6.150% due 05/01/2037	400	454

United Technologies Corp.
6.125% due 07/15/2038	3,500	4,047

UnitedHealth Group, Inc.
6.625% due 11/15/2037	7,800	8,363
6.875% due 02/15/2038	1,800	1,994

UST, Inc.
5.750% due 03/01/2018	600	579

Vale Overseas Ltd.
6.875% due 11/21/2036	110	114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Viacom, Inc.
6.875% due 04/30/2036	$750	$795

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	8,700	9,936
6.500% due 08/15/2037	11,000	12,883

Weyerhaeuser Co.
7.375% due 03/15/2032	4,700	4,177

XTO Energy, Inc.
6.100% due 04/01/2036	1,520	1,570
6.375% due 06/15/2038	800	854
6.750% due 08/01/2037	6,350	7,087

Yum! Brands, Inc.
6.875% due 11/15/2037	100	111

		474,022

UTILITIES 14.1%

AEP Texas Central Co.
6.650% due 02/15/2033	1,800	1,941

Alabama Power Co.
6.125% due 05/15/2038	5,400	6,164

Appalachian Power Co.
6.700% due 08/15/2037	2,510	2,793
7.000% due 04/01/2038	1,900	2,195

AT&T Corp.
8.000% due 11/15/2031	35,970	44,959

AT&T, Inc.
6.300% due 01/15/2038	13,750	14,458
6.400% due 05/15/2038	1,100	1,172
6.500% due 09/01/2037	450	485
6.550% due 02/15/2039	3,500	3,830

BellSouth Corp.
6.550% due 06/15/2034	365	392

British Telecommunications PLC
9.625% due 12/15/2030	730	938

Carolina Power & Light Co.
6.300% due 04/01/2038	800	936

Columbus Southern Power Co.
5.850% due 10/01/2035	100	100
6.600% due 03/01/2033	65	71

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	23,025

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	30,327	39,389
9.250% due 06/01/2032	3,700	5,051

Duke Energy Carolinas LLC
6.000% due 01/15/2038	4,500	5,064
6.050% due 04/15/2038	2,000	2,267
6.450% due 10/15/2032	3,080	3,560

Duke Energy Indiana, Inc.
6.450% due 04/01/2039	700	841

Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	101

EDF S.A.
5.500% due 01/26/2014	100	110
6.500% due 01/26/2019	100	115
6.950% due 01/26/2039	13,070	16,255

Embarq Corp.
7.082% due 06/01/2016	5,000	5,441

Enel Finance International S.A.
6.000% due 10/07/2039 (b)	14,000	13,925
6.800% due 09/15/2037	1,500	1,747

Entergy Gulf States, Inc.
0.761% due 12/01/2009	60	60

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Exelon Generation Co. LLC
6.200% due 10/01/2017	$600	$656

FirstEnergy Corp.
7.375% due 11/15/2031	2,350	2,642

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	9,800	10,424

Florida Power & Light Co.
5.625% due 04/01/2034	100	108
5.850% due 02/01/2033	60	67
5.950% due 02/01/2038	200	228
5.960% due 04/01/2039	5,000	5,718

Florida Power Corp.
6.350% due 09/15/2037	200	236
6.400% due 06/15/2038	1,300	1,544

France Telecom S.A.
8.500% due 03/01/2031	12,975	17,996

Georgia Power Co.
5.950% due 02/01/2039	3,000	3,365

Indiana Michigan Power Co.
6.050% due 03/15/2037	800	848

Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,878

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	4,330	4,691
6.500% due 09/15/2037	7,200	8,185

NGPL PipeCo. LLC
7.119% due 12/15/2017	200	224
7.768% due 12/15/2037	14,400	17,540

Ohio Power Co.
6.000% due 06/01/2016	20	22
6.600% due 02/15/2033	30	33

Oncor Electric Delivery Co.
7.000% due 09/01/2022	3,450	3,948
7.250% due 01/15/2033	3,000	3,720

Pacific Gas & Electric Co.
5.800% due 03/01/2037	1,000	1,087
6.050% due 03/01/2034	12,870	14,368
6.250% due 03/01/2039	4,100	4,709
6.350% due 02/15/2038	15,700	18,356

Pacificorp
5.750% due 04/01/2037	60	65
6.000% due 01/15/2039	2,040	2,293
6.100% due 08/01/2036	60	68
6.250% due 10/15/2037	105	122

Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,409

Progress Energy, Inc.
7.750% due 03/01/2031	4,500	5,650

PSEG Power LLC
8.625% due 04/15/2031	600	814

Public Service Co. of Colorado
6.250% due 09/01/2037	235	274
6.500% due 08/01/2038	5,200	6,273

Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	159

Qwest Corp.
7.500% due 06/15/2023	100	91
7.625% due 06/15/2015	100	102

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	850	839

Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	3,977

See Accompanying Notes	Semiannual Report	September 30, 2009	75

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern California Edison Co.
5.550% due 01/15/2037	$400	$431
5.625% due 02/01/2036	2,000	2,175
5.950% due 02/01/2038	7,710	8,784
6.000% due 01/15/2034	3,800	4,318
6.050% due 03/15/2039	2,900	3,356

Telecom Italia Capital S.A.
7.200% due 07/18/2036	2,880	3,265
7.721% due 06/04/2038	2,400	2,860

Telefonica Emisiones SAU
7.045% due 06/20/2036	7,100	8,432

Telefonica Europe BV
8.250% due 09/15/2030	245	318

Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,094
6.400% due 02/15/2038	300	322
6.900% due 04/15/2038	17,400	19,888
7.350% due 04/01/2039	8,300	9,877
8.950% due 03/01/2039	7,900	10,860

Verizon Global Funding Corp.
7.750% due 12/01/2030	500	606

Virginia Electric and Power Co.
6.000% due 01/15/2036	20	22
6.000% due 05/15/2037	5,100	5,636
6.350% due 11/30/2037	3,600	4,148
8.875% due 11/15/2038	13,250	18,914

Vodafone Group PLC
6.150% due 02/27/2037	12,010	12,890

		465,310

Total Corporate Bonds & Notes (Cost $1,385,784)		1,548,932

MUNICIPAL BONDS & NOTES 3.1%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,730

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	1,300	1,361

California State General Obligation Bonds, Series 2007
5.000% due 06/01/2037	200	201

Chicago, Illinois Board of Education General Obligation Bonds, Series 2009
6.138% due 12/01/2039	5,900	6,349

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	672

Colorado State Certificates of Participation Bonds, Series 2009
6.650% due 09/15/2045	1,000	1,081

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	1,500	1,571

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,152

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	13,900	14,650

Dallas County, Texas Hospital District General Obligation Bonds, Series 2009
5.621% due 08/15/2044	2,100	2,224

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	$6,600	$6,861

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	5,450	5,720

Detroit, Michigan Revenue Bonds, (FSA Insured), Series 2006
5.000% due 07/01/2029	250	262

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	7,900	8,559

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	286

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	167

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	138

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2023	100	103
4.500% due 07/01/2024	1,300	1,338

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,133

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	8,600	10,616

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.869% due 06/15/2031	2,000	2,485

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	1,000	1,098

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,900	3,259

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	325

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	2,300	2,404

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	60

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,600	1,619

Southern California State Metropolitan Water District Revenue Bonds, Series 2009
6.538% due 07/01/2039	10,000	10,634

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	2,000	2,098

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.834% due 02/15/2031	1,300	1,614

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.837% due 02/01/2027	$1,000	$1,240
9.936% due 10/01/2031	2,400	3,019

University of Toledo, Ohio Revenue Bonds, Series 2009
7.875% due 06/01/2031	2,000	2,078

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	700	730

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,400	1,901

Total Municipal Bonds & Notes (Cost $91,178)		102,842

U.S. GOVERNMENT AGENCIES 25.1%

Fannie Mae
0.000% due 06/01/2017 - 03/23/2028	81,000	59,594
0.306% due 07/25/2037	224	202
0.376% due 03/25/2036	71	63
0.446% due 10/27/2037	2,400	2,270
0.646% due 09/25/2032	198	188
0.746% due 02/25/2032	16	16
2.251% due 06/01/2043	556	558
3.703% due 09/01/2035	154	157
4.000% due 02/25/2019	100	102
4.035% due 12/01/2033	120	121
4.158% due 05/25/2035	3,779	3,864
4.300% due 08/18/2010	10	10
4.500% due 10/01/2024 - 08/01/2035	501	523
4.600% due 06/05/2018	5,900	6,163
4.875% due 12/15/2016	11,800	12,952
5.000% due 02/25/2017 - 10/01/2039	62,072	64,578
5.346% due 11/01/2035	389	409
5.500% due 06/01/2023 - 10/01/2039	152,131	159,490
5.500% due 11/01/2036 (j)	2,605	2,732
5.625% due 04/17/2028 - 07/15/2037	75,555	85,302
5.750% due 04/12/2022	4,600	4,686
5.800% due 02/09/2026	500	518
5.900% due 07/25/2042	31	32
6.000% due 10/25/2021 - 10/01/2039	23,317	24,989
6.050% due 02/25/2044	500	520
6.080% due 09/01/2028	1,800	2,149
6.210% due 08/06/2038	12,900	15,509
6.483% due 05/25/2032	86	86
7.125% due 01/15/2030	425	576
7.250% due 05/15/2030	8	11
8.100% due 08/12/2019	200	265

Federal Farm Credit Bank
4.125% due 04/15/2010	15	15
4.180% due 09/22/2010	15	16
5.125% due 07/09/2029	500	510
5.410% due 04/17/2036	20,000	21,044
5.750% due 12/07/2028	20	22

Federal Home Loan Bank
3.660% due 09/30/2010	10	10
5.250% due 08/15/2022	460	499
5.500% due 07/15/2036	5,855	6,498
6.640% due 12/13/2016	50	60

Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	72,274	51,168

76	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.393% due 07/15/2019 - 10/15/2020	$1,944	$1,904
0.473% due 02/15/2019	1,055	1,048
0.593% due 12/15/2030	157	155
0.643% due 01/15/2033	38	37
0.743% due 09/15/2030	10	10
2.251% due 10/25/2044 - 02/25/2045	138	134
4.250% due 09/15/2024	120	121
4.500% due 03/15/2016	4,086	4,206
4.505% due 10/01/2035	227	235
4.845% due 06/01/2035	415	434
4.976% due 04/01/2035	322	338
5.000% due 02/15/2020 - 12/01/2038	11,553	11,869
5.400% due 03/17/2021	500	549
5.500% due 11/15/2023 - 10/15/2035	803	843
6.000% due 06/15/2035 - 02/01/2039	25,944	27,503
6.500% due 10/25/2043	197	213
8.250% due 06/01/2016	130	159

Ginnie Mae
4.375% due 05/20/2030	253	259

Israel Government AID Bond
5.500% due 09/18/2023	18,400	20,031
5.500% due 04/26/2024	17,300	18,690
5.500% due 09/18/2033	23,297	25,007

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	121,700	55,490

Resolution Funding Corp.
0.000% due 04/15/2028	500	212

Small Business Administration
5.290% due 12/01/2027	1,777	1,899
5.510% due 11/01/2027	460	495
7.449% due 08/01/2010	14	14

Tennessee Valley Authority
0.000% due 04/15/2042 (d)	500	484
4.500% due 04/01/2018	3,000	3,096
4.875% due 01/15/2048	4,050	4,012
5.375% due 04/01/2056	400	431
5.500% due 07/18/2017 - 06/15/2038	26,900	29,730
5.880% due 04/01/2036	21,000	24,241
7.125% due 05/01/2030	50,000	64,238

Total U.S. Government Agencies (Cost $810,645)		826,564

U.S. TREASURY OBLIGATIONS 24.2%

Treasury Inflation Protected Securities (e)
2.000% due 01/15/2026	326	325
3.625% due 04/15/2028	133	165

U.S. Treasury Bonds
4.250% due 05/15/2039 (i)	46,300	47,928
4.500% due 02/15/2036	17,600	18,917
4.500% due 05/15/2038	9,100	9,800
4.500% due 08/15/2039	98,400	106,149
5.250% due 11/15/2028	48,000	55,770
5.375% due 02/15/2031	62,600	74,435
5.500% due 08/15/2028	11,100	13,251
6.125% due 11/15/2027	6,200	7,880
6.500% due 11/15/2026	63,500	83,155
7.125% due 02/15/2023	23,500	31,530
7.250% due 08/15/2022	57,050	77,018
8.000% due 11/15/2021	34,200	48,436
8.125% due 08/15/2019	4,050	5,646
8.125% due 08/15/2021	15,300	21,800

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

U.S. Treasury Notes
0.875% due 04/30/2011 (j)	$3,955	$3,968
2.375% due 08/31/2014 (j)	5,100	5,122
3.125% due 05/15/2019	700	689
3.750% due 11/15/2018	715	740

U.S. Treasury Strips
0.000% due 08/15/2020	14,800	9,762
0.000% due 02/15/2021	40,200	25,800
0.000% due 05/15/2021	14,300	9,018
0.000% due 11/15/2021	7,200	4,431
0.000% due 08/15/2022	18,000	10,663
0.000% due 08/15/2024	128,500	68,272
0.000% due 08/15/2026	500	242
0.000% due 02/15/2027	2,900	1,371
0.000% due 11/15/2027	48,100	22,403
0.000% due 08/15/2028	900	401
0.000% due 02/15/2029	1,600	709
0.000% due 05/15/2030	10,000	4,209
0.000% due 02/15/2031	42,000	17,164
0.000% due 05/15/2038	8,400	2,525
0.000% due 05/15/2039	12,300	3,674
0.000% due 08/15/2039	16,000	4,731

Total U.S. Treasury Obligations (Cost $771,561)		798,099

MORTGAGE-BACKED SECURITIES 1.8%

American Home Mortgage Assets
1.821% due 11/25/2046	3,876	1,567

American Home Mortgage Investment Trust
4.390% due 02/25/2045	60	48
5.000% due 09/25/2035	326	281

Banc of America Commercial Mortgage, Inc.
4.877% due 07/10/2042	725	705
7.226% due 10/11/2037	94	109

Banc of America Funding Corp.
3.487% due 05/25/2035	106	100
6.093% due 01/20/2047	222	145

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	9	8

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	758	672
2.900% due 03/25/2035	1,685	1,507
3.651% due 11/25/2030	16	15
3.915% due 11/25/2034	167	154
4.550% due 08/25/2035	1,446	1,271
4.617% due 10/25/2035	273	268
5.131% due 02/25/2034	75	64
5.440% due 05/25/2047	6,274	4,123

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	773	491

CC Mortgage Funding Corp.
0.376% due 05/25/2048	175	59

Chase Mortgage Finance Corp.
5.427% due 03/25/2037	2,473	1,731

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	274	235
1.046% due 08/25/2035	565	358
4.248% due 08/25/2035	755	619
4.700% due 12/25/2035	445	380
4.748% due 08/25/2035	944	814

Commercial Mortgage Pass-Through Certificates
0.473% due 02/05/2019	200	151

Countrywide Alternative Loan Trust
0.396% due 05/20/2046	333	292
0.436% due 09/25/2046	4,831	2,407
0.441% due 12/20/2046	2,508	1,232
0.456% due 03/20/2046	109	54

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.526% due 02/25/2037	$267	$139
6.250% due 08/25/2037	496	254

Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	234	206
4.654% due 11/25/2034	513	382
5.250% due 05/25/2035	190	66

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	900	767

CS First Boston Mortgage Securities Corp.
3.847% due 07/25/2033	88	80
3.936% due 05/15/2038	355	350

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	394

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	2	2

First Horizon Asset Securities, Inc.
4.129% due 12/25/2033	79	71
5.366% due 08/25/2035	139	115

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	214	216
4.596% due 11/10/2038	1,270	1,252

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	90	76

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	4,256

GSR Mortgage Loan Trust
4.116% due 09/25/2035	485	449
5.237% due 11/25/2035	144	128

Harborview Mortgage Loan Trust
0.426% due 07/19/2046	5,279	2,481
0.436% due 01/19/2038	1,046	535
0.446% due 09/19/2046	1,467	696
5.220% due 07/19/2035	186	135

Indymac Index Mortgage Loan Trust
0.446% due 06/25/2047	2,182	1,036
4.944% due 12/25/2034	88	53
5.440% due 04/25/2037	499	249
5.735% due 04/25/2037	1,108	591

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	602
5.429% due 12/12/2043	600	556
5.794% due 02/12/2051	300	262
5.937% due 02/12/2049	2,900	2,490
6.006% due 06/15/2049	10	9

JPMorgan Mortgage Trust
5.012% due 02/25/2035	145	139

LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	9
5.020% due 08/15/2029	1,140	1,046
5.866% due 09/15/2045	100	89

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	22	19

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	1,884	907
3.111% due 11/21/2034	600	477

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	2,400	1,940

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	87	50

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	35	26
1.246% due 10/25/2035	51	45

See Accompanying Notes	Semiannual Report	September 30, 2009	77

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I
5.332% due 12/15/2043	$495	$444

Prime Mortgage Trust
0.646% due 02/25/2034	26	24

Residential Accredit Loans, Inc.
6.000% due 06/25/2036	288	154

Residential Asset Securitization Trust
0.646% due 01/25/2046	670	312

Structured Adjustable Rate Mortgage Loan Trust
5.190% due 12/25/2034	92	76
5.394% due 08/25/2035	96	69

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	195	182
0.456% due 04/25/2036	178	90
0.496% due 07/19/2035	199	146
0.526% due 02/25/2036	858	472
0.556% due 12/25/2035	23	13
0.576% due 10/19/2034	76	62

Structured Asset Securities Corp.
4.565% due 02/25/2032	4	4

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	208	199
0.356% due 11/25/2046	101	95

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	2,847	2,255
0.333% due 09/15/2021	730	546
5.412% due 07/15/2041	490	490
5.926% due 05/15/2043	2,500	2,375

WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	1,671	905
1.631% due 01/25/2047	7	3
1.661% due 04/25/2047	4,260	2,049
1.751% due 02/25/2047	1,883	984
2.301% due 08/25/2042	7	5
3.099% due 09/25/2046	66	34
3.099% due 10/25/2046	20	11
3.708% due 03/25/2034	1,070	996
5.565% due 12/25/2036	1,248	882
5.834% due 02/25/2037	2,046	1,382

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	1,394	697

Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035	134	121
4.948% due 03/25/2036	190	145

Total Mortgage-Backed Securities (Cost $63,150)		59,727

ASSET-BACKED SECURITIES 2.6%

ACE Securities Corp.
0.296% due 12/25/2036	1,717	1,395

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	1	1

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	2	2
0.521% due 09/25/2034	16	11

BA Credit Card Trust
0.253% due 02/15/2013	5,100	5,070
0.443% due 01/15/2013	1,100	1,096
0.823% due 04/15/2013	2,000	1,998

Bear Stearns Asset-Backed Securities Trust
4.749% due 10/25/2036	110	65
4.762% due 07/25/2036	353	182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Capital Auto Receivables Asset Trust
0.303% due 05/15/2011	$100	$100
1.693% due 10/15/2012	1,300	1,305

Chase Issuance Trust
0.263% due 03/15/2013	5,600	5,570
0.693% due 01/15/2012	2,100	2,101
0.893% due 11/15/2011	3,300	3,302
1.799% due 09/15/2015	6,600	6,791

Citigroup Mortgage Loan Trust, Inc.
0.306% due 07/25/2045	57	38

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	1,575	1,517
0.296% due 06/25/2047	2,363	2,240
0.306% due 03/25/2037	13	13
0.316% due 06/25/2047	1,862	1,795
0.326% due 06/25/2037	3,109	2,937
0.356% due 10/25/2046	2,231	2,155
0.426% due 09/25/2036	577	429
0.726% due 12/25/2031	16	8

Credit-Based Asset Servicing & Securitization LLC
0.316% due 01/25/2037	70	38
0.366% due 07/25/2037	142	103

First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 09/25/2036	16	16
0.296% due 03/25/2037	33	31

First NLC Trust
0.316% due 08/25/2037	53	39

Ford Credit Auto Owner Trust
1.143% due 01/15/2011	1,681	1,683

Fremont Home Loan Trust
0.356% due 02/25/2036	257	243

GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036	6	4

GSAMP Trust
0.316% due 09/25/2036	3	3
0.316% due 12/25/2036	36	21

HFC Home Equity Loan Asset-Backed Certificates
0.516% due 01/20/2035	148	134

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	462	312
0.306% due 05/25/2037	102	95

Indymac Residential Asset-Backed Trust
0.326% due 07/25/2037	54	52

JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036	4	4

Lehman ABS Mortgage Loan Trust
0.336% due 06/25/2037	44	29

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	5	4

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	6	6
0.326% due 05/25/2037	64	57

Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/2037	99	93

Mesa Trust Asset-Backed Certificates
0.646% due 12/25/2031	95	82

Morgan Stanley ABS Capital I
0.306% due 05/25/2037	122	101

Nelnet Student Loan Trust
1.034% due 04/27/2015	1,151	1,153

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Century Home Equity Loan Trust
0.616% due 08/25/2034		$16	$10

Park Place Securities, Inc.
0.558% due 10/25/2034		157	142

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036		2	2

Residential Asset Securities Corp.
0.316% due 02/25/2037		130	122
0.356% due 04/25/2037		270	236

Saxon Asset Securities Trust
0.306% due 10/25/2046		625	613

Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037		182	126

SLC Student Loan Trust
0.420% due 02/15/2015		172	172

SLM Student Loan Trust
0.484% due 04/25/2014		64	64
0.494% due 10/27/2014		91	91
0.494% due 10/25/2016		10	10
0.494% due 07/25/2017		41	41
0.494% due 10/25/2018		92	92
0.504% due 04/25/2017		1,342	1,341
1.004% due 10/25/2017		5,500	5,468
2.004% due 04/25/2023		31,912	33,180

Soundview Home Equity Loan Trust
0.326% due 01/25/2037		32	31
0.326% due 06/25/2037		83	63

Wells Fargo Home Equity Trust
0.346% due 03/25/2037		127	125

Total Asset-Backed Securities (Cost $83,614)			86,353

SOVEREIGN ISSUES 1.1%

Albania Government International Bond
0.000% due 08/31/2025		4,800	1,998

Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		2,100	2,242

Colombia Government International Bond
7.375% due 09/18/2037		720	817

Korea Development Bank
0.728% due 04/03/2010		800	792

Mexico Government International Bond
5.950% due 03/19/2019		18,800	19,834
6.050% due 01/11/2040		8,425	8,446

Total Sovereign Issues (Cost $33,845)			34,129

FOREIGN CURRENCY-DENOMINATED ISSUES 0.7%

American International Group, Inc.
5.750% due 03/15/2067	GBP	500	368

Brazil Government International Bond
10.250% due 01/10/2028	BRL	13,000	7,081
12.500% due 01/05/2016		2,000	1,246

General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	123

Goldman Sachs Group, Inc.
7.250% due 04/10/2028		2,000	3,912

HSBC Holdings PLC
6.375% due 10/18/2022		2,300	3,849

78	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Group PLC
6.367% due 06/29/2049	GBP	50	$42

Merrill Lynch & Co., Inc.
7.750% due 04/30/2018		1,900	3,318

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049		800	1,043

Total Foreign Currency-Denominated Issues (Cost $18,485)			20,982

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

American International Group, Inc.
8.500% due 08/01/2011		74,450	860

Wells Fargo & Co.
7.500% due 12/31/2049		3,500	3,125

Total Convertible Preferred Securities (Cost $6,424)			3,985

PREFERRED STOCKS 0.0%

DG Funding Trust
0.652% due 12/31/2049		46	393

Total Preferred Stocks (Cost $465)			393

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.8%

CERTIFICATES OF DEPOSIT 0.3%

Bank of Ireland
0.286% due 02/26/2010	$500	$495

Sao Paolo IMI NY
0.949% due 06/09/2010	11,000	10,998

		11,493

REPURCHASE AGREEMENTS 1.9%

Barclays Capital, Inc.
0.020% due 10/01/2009	1,900	1,900
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $1,958. Repurchase proceeds are $1,900.)

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	13,000	13,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $13,267. Repurchase proceeds are $13,000.)
0.150% due 10/09/2009	46,869	46,869
(Dated 09/17/2009. Collateralized by U.S. Treasury Bonds 4.250% due 05/15/2039 valued at $52,910. Repurchase proceeds are $46,869.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$457	$457
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $470. Repurchase proceeds are $457.)

		62,226

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (h)	290	290

U.S. TREASURY BILLS 0.1%
0.233% due 02/25/2010 - 03/25/2010 (c)(g)(h)(j)	2,112	2,111

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.5%
	1,538,281	15,403

Total Short-Term Instruments (Cost $91,524)		91,523

Total Investments 108.5% (Cost $3,357,627)		$3,574,474

Written Options (l) (0.0%) (Premiums $3,358)		(1,112)

Other Assets and Liabilities (Net) (8.5%)		(277,458)

Net Assets 100.0%		$3,295,904

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Security becomes interest bearing at a future date.
(e)	Principal amount of security is adjusted for inflation.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $790 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(h)	Securities with an aggregate market value of $1,499 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $137,548 at a weighted average interest rate of 0.243%. On September 30, 2009, securities valued at $47,928 were pledged as collateral for reverse repurchase agreements.
(j)	Securities with an aggregate market value of $4,346 and cash of $1,117 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	367	$701
90-Day Euribor September Futures	Long	09/2010	399	838
90-Day Eurodollar December Futures	Long	12/2009	214	1,613
90-Day Eurodollar December Futures	Long	12/2010	1,125	1,053
90-Day Eurodollar June Futures	Long	06/2010	622	1,945
90-Day Eurodollar March Futures	Long	03/2010	1,288	3,820
90-Day Eurodollar September Futures	Long	09/2010	1,531	2,893
U.S. Treasury 5-Year Note December Futures	Long	12/2009	267	438

				$13,301

(k)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	$10	$0	$0	$0
General Electric Capital Corp.	JPM	5.000%	06/20/2010	1.424%	500	14	(17)	31

						$14	$(17)	$31

See Accompanying Notes	Semiannual Report	September 30, 2009	79

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	18,100	$(226)	$(145)	$(81)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$33,100	713	459	254
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		108,100	2,328	1,579	749
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	DUB		12,400	267	181	86
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		82,900	1,785	1,114	671
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		107,000	3,367	2,449	918
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	CSFB		400,000	12,589	9,021	3,568
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	DUB		90,000	2,832	1,894	938
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		32,000	1,007	682	325
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		171,000	5,382	3,945	1,437
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		292,600	4,181	3,514	667
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	CSFB		7,900	389	(34)	423
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		1,300	50	(29)	79
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		74,000	2,853	(1,501)	4,354
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	39,600	2,518	(176)	2,694
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		28,900	1,838	(123)	1,961
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	RBS		52,900	3,364	(235)	3,599

							$45,237	$22,595	$22,642

(l)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/20/2009	59	$41	$60
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	59	33	23

				$74	$83

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$53,000	$449	$72
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	32,400	156	60
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	800	6	4
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	30,000	245	41
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	30,000	180	41
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	38,000	210	70
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	3,000	32	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	48,000	525	65
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	33	19
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	18,900	190	127
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	1,000	7	3
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	11,000	131	15
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	2,000	13	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,000	33	9
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	9,000	57	28
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	200	1	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	41,000	215	55
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	43,700	308	81
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100	1	0
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	48,900	492	329

							$3,284	$1,029

80	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	456	$161,954	$1,337
Sales	700	786,000	5,898
Closing Buys	(224)	(240,954)	(2,325)
Expirations	(814)	(287,000)	(1,552)
Exercised	0	0	0

Balance at 09/30/2009	118	$420,000	$3,358

(m)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$55,500	$56,761	$57,330
Fannie Mae	5.000%	11/01/2039	10,500	10,798	10,807
Fannie Mae	5.500%	11/01/2039	151,900	157,677	158,379
Fannie Mae	6.000%	10/01/2039	2,200	2,311	2,321
Fannie Mae	6.000%	11/01/2039	3,600	3,777	3,786
Freddie Mac	5.500%	10/01/2039	1,000	1,039	1,047
Freddie Mac	6.000%	11/01/2039	18,000	18,948	18,942

				$251,311	$252,612

(n)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	7,982	10/2009	DUB	$266	$0	$266
Sell		7,982	10/2009	JPM	0	(546)	(546)
Sell		7,982	02/2010	DUB	0	(265)	(265)
Sell	CAD	70	10/2009	CITI	0	(1)	(1)
Buy	CNY	7,935	03/2010	BCLY	0	(10)	(10)
Buy		24	03/2010	BOA	0	0	0
Buy		19	03/2010	CITI	0	0	0
Buy		14,510	03/2010	DUB	0	(26)	(26)
Buy		18	03/2010	HSBC	0	0	0
Buy		5,806	06/2010	BCLY	0	(5)	(5)
Buy		2,432	06/2010	CITI	0	(2)	(2)
Buy		1,046	06/2010	DUB	0	(1)	(1)
Buy		7,562	06/2010	HSBC	0	(6)	(6)
Sell	EUR	1,125	10/2009	BCLY	0	(35)	(35)
Sell		1,345	10/2009	BNP	0	(42)	(42)
Sell	GBP	13,299	10/2009	BNP	956	0	956
Buy	MXN	20,139	11/2009	CITI	129	0	129
Buy	MYR	1,754	11/2009	BCLY	18	0	18
Buy		910	11/2009	DUB	6	0	6
Buy		2,388	11/2009	JPM	23	0	23
Buy		160	02/2010	CITI	1	0	1
Buy	PHP	43,248	11/2009	DUB	24	0	24
Buy	SGD	717	11/2009	BCLY	17	0	17
Buy		3	11/2009	BOA	0	0	0
Buy		2,444	11/2009	DUB	61	0	61
Buy		1,081	11/2009	RBS	23	0	23

					$1,524	$(939)	$585

See Accompanying Notes	Semiannual Report	September 30, 2009	81

Schedule of Investments  Long Duration Total Return Fund  (Cont.)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$13,925	$1,535,007	$0	$1,548,932
U.S. Government Agencies	0	824,293	2,271	826,564
U.S. Treasury Obligations	0	798,099	0	798,099
Other Investments +++	19,388	379,493	1,998	400,879

Investments, at value	$33,313	$3,536,892	$4,269	$3,574,474

Short Sales, at value	$0	$(252,612)	$0	$(252,612)

Financial Derivative Instruments ++++	$13,301	$22,146	$0	$35,447

Total	$46,614	$3,306,426	$4,269	$3,357,309

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$0	$0	$3	$0	$106	$2,162	$2,271	$106
Other Investments +++	0	1,747	0	0	251	0	1,998	251

Investments, at value	$0	$1,747	$3	$0	$357	$2,162	$4,269	$357

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$13,301	$0	$0	$0	$0	$13,301
Unrealized appreciation on foreign currency contracts	0	1,524	0	0	0	1,524
Unrealized appreciation on swap agreements	22,723	0	31	0	0	22,754

	$36,024	$1,524	$31	$0	$0	$37,579

Liabilities:
Written options outstanding	$1,112	$0	$0	$0	$0	$1,112
Unrealized depreciation on foreign currency contracts	0	939	0	0	0	939
Unrealized depreciation on swap agreements	81	0	0	0	0	81

	$1,193	$939	$0	$0	$0	$2,132

82	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$13,300	$0	$(527)	$0	$0	$12,773
Net realized (loss) on foreign currency transactions	0	(5,118)	0	0	0	(5,118)

	$13,300	$(5,118)	$(527)	$0	$0	$7,655

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on futures contracts, written options and swaps	$12,204	$0	$1,616	$0	$0	$13,820
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,493	0	0	0	1,493

	$12,204	$1,493	$1,616	$0	$0	$15,313

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	83

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 5.0%

Bank of America Corp.
0.765% due 10/14/2016	$5,000	$4,067
0.799% due 09/11/2012	23,305	22,400

Goldman Sachs Group, Inc.
0.583% due 06/28/2010	2,300	2,304
0.651% due 02/06/2012	5,100	5,020

HSBC Finance Corp.
0.759% due 01/15/2014	5,000	4,607
0.791% due 06/01/2016	3,000	2,673

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,340

Morgan Stanley
0.960% due 10/18/2016	9,400	8,408
0.989% due 10/15/2015	3,000	2,748
2.550% due 05/14/2010	6,900	6,977

RBS Capital Trust II
6.425% due 12/29/2049	600	321

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,989

U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,699	5,032

Wachovia Bank N.A.
1.350% due 05/14/2010	1,450	1,458

Wells Fargo & Co.
0.349% due 03/23/2010	10,800	10,801

		82,145

INDUSTRIALS 0.8%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,905

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,159

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,155

Loews Corp.
5.250% due 03/15/2016	3,000	3,043

		12,262

Total Corporate Bonds & Notes (Cost $95,003)		94,407

MUNICIPAL BONDS & NOTES 1.0%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,404

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	105

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	628

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	394

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,492

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	5,900	6,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	$675	$735

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	250

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	300	313

Total Municipal Bonds & Notes (Cost $15,733)		16,526

U.S. GOVERNMENT AGENCIES 27.7%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,830
0.306% due 07/25/2037	2,166	1,954
0.444% due 03/18/2031	722	709
0.496% due 06/25/2044	29	29
0.696% due 10/25/2030	14	14
0.846% due 10/25/2017	177	175
1.146% due 04/25/2032	158	158
1.331% due 03/25/2022	119	119
2.251% due 06/01/2043 - 03/01/2044	1,747	1,752
2.970% due 08/01/2026	17	18
3.245% due 07/01/2035	604	619
3.651% due 10/01/2024	68	69
3.834% due 11/01/2023	242	245
4.000% due 03/01/2029	637	640
4.125% due 10/01/2024	1	1
4.250% due 04/25/2037	357	329
4.339% due 05/01/2025	24	25
4.500% due 07/01/2018 - 09/01/2035	8,658	8,773
4.553% due 02/01/2028	20	21
4.773% due 12/01/2027	72	73
5.000% due 02/01/2027 - 08/25/2036	12,102	12,186
5.037% due 11/01/2034	350	361
5.045% due 04/01/2028	91	94
5.375% due 04/11/2022	11,900	12,597
5.380% due 07/01/2033	2,347	2,325
5.500% due 05/01/2020 - 10/01/2039	15,414	16,301
5.500% due 07/01/2037 (d)	2,676	2,805
5.625% due 04/17/2028 - 07/15/2037	4,800	5,413
5.800% due 02/09/2026	15,000	15,538
6.000% due 01/01/2019 - 07/01/2037	2,942	3,168
6.250% due 12/25/2013	4	5
6.500% due 10/01/2013 - 08/01/2037	7,985	8,701
6.750% due 06/25/2032	6,480	6,927
6.900% due 05/25/2023	190	209
6.950% due 07/25/2020	49	54
7.000% due 06/25/2022 - 03/01/2038	4,874	5,408
7.270% due 02/01/2010	53	53
7.800% due 10/25/2022	28	30
9.000% due 08/01/2021 - 11/01/2030	75	86

Farmer Mac
7.337% due 07/25/2011	1,549	1,508

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,328
5.050% due 03/28/2019	1,000	1,075
5.125% due 07/09/2029	675	689
5.150% due 03/25/2020	1,000	1,080
5.750% due 12/07/2028	500	552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
4.918% due 11/01/2019	$7	$7
6.896% due 07/01/2020	1,191	1,170
7.000% due 11/25/2019	348	342
7.430% due 10/01/2022 - 06/01/2024	661	662

Financing Corp.
0.000% due 09/26/2019	2,500	1,620

Freddie Mac
0.000% due 12/11/2025	11,600	5,311
0.473% due 02/15/2019	8,687	8,626
0.643% due 01/15/2033	417	411
0.743% due 04/15/2029 - 12/15/2032	583	575
0.793% due 06/15/2031	186	184
1.250% due 09/15/2021	60	60
2.251% due 10/25/2044	7,384	7,220
2.451% due 07/25/2044	1,999	1,964
2.631% due 12/01/2024	54	56
3.200% due 09/01/2027	38	38
3.221% due 06/01/2022	7	7
3.256% due 10/01/2026	24	24
3.375% due 05/01/2022	6	6
3.500% due 08/01/2035	55	54
4.000% due 09/15/2030	31	32
4.271% due 01/01/2028	22	22
4.345% due 01/01/2028	158	160
4.460% due 02/01/2028	229	232
4.500% due 12/15/2019 - 07/15/2035	43,414	43,759
5.000% due 02/15/2032 - 12/15/2034	9,719	10,244
5.200% due 10/25/2023	83	75
5.500% due 12/15/2021 - 06/15/2035	9,524	10,131
5.625% due 11/23/2035	19,400	20,317
6.000% due 04/01/2022 - 05/15/2036	31,874	33,774
6.250% due 09/15/2023	3,217	3,414
6.500% due 08/01/2022 - 10/25/2043	2,214	2,416
7.000% due 07/15/2012 - 01/15/2024	638	689
7.000% due 12/15/2023 (a)	7	0

Ginnie Mae
1.196% due 03/20/2031	962	962
4.125% due 12/20/2017 - 11/20/2027	283	288
4.375% due 02/20/2017 - 05/20/2030	1,225	1,254
4.500% due 03/20/2021 - 05/20/2032	329	338
4.625% due 09/20/2017 - 09/20/2026	438	449
5.000% due 09/20/2035	15,282	15,155
5.500% due 09/20/2021 - 02/20/2033	1,313	1,403
6.000% due 03/15/2021 - 10/15/2035	2,995	3,261
6.500% due 08/20/2034 - 09/20/2034	65	69
7.000% due 03/16/2029 - 03/20/2035	531	582

Israel Government AID Bond
0.000% due 05/15/2021	7,277	4,289
0.000% due 02/15/2023	3,193	1,697
0.000% due 05/15/2023	25,571	13,367
5.500% due 09/18/2023	10,700	11,649
5.500% due 04/26/2024	18,500	19,986
5.500% due 09/18/2033	2,800	3,005

84	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Overseas Private Investment Corp.
4.736% due 03/15/2022	$3,872	$3,888

Private Export Funding Corp.
5.000% due 12/15/2016	7,200	7,967

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	13,516

Small Business Administration
5.240% due 08/01/2023	4,547	4,783

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,637
4.875% due 01/15/2048	11,700	11,589
5.250% due 09/15/2039	2,500	2,649
5.375% due 04/01/2056	18,000	19,386
5.500% due 07/18/2017	5,400	6,060
5.880% due 04/01/2036	2,000	2,309

Total U.S. Government Agencies (Cost $375,190)		398,193

U.S. TREASURY OBLIGATIONS 69.2%

U.S. Treasury Bonds
4.250% due 05/15/2039 (c)	16,977	17,574
4.375% due 02/15/2038	20,073	21,161
4.500% due 02/15/2036	13,500	14,510
4.500% due 05/15/2038	4,300	4,631
4.500% due 08/15/2039	153,600	165,696
5.250% due 11/15/2028	2	2
5.375% due 02/15/2031	62,200	73,960
5.500% due 08/15/2028	36,200	43,214
6.125% due 11/15/2027	103,000	130,907
6.500% due 11/15/2026	141,700	185,561
7.125% due 02/15/2023	4,200	5,635
7.250% due 08/15/2022	29,400	39,690
8.000% due 11/15/2021	29,300	41,496
8.125% due 08/15/2019	600	836
8.125% due 08/15/2021	18,700	26,645
8.750% due 08/15/2020	83,000	121,712

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	3,007	3,017
1.750% due 08/15/2012	970	980
2.375% due 08/31/2014	10,649	10,695
3.000% due 08/31/2016	2,910	2,929
3.125% due 05/15/2019	4,300	4,234
3.625% due 08/15/2019	18,871	19,381
4.000% due 08/15/2018	12,900	13,627

U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,606
0.000% due 08/15/2022	87,100	51,599
0.000% due 11/15/2022	25,000	14,527
0.000% due 02/15/2026	14,800	7,445
0.000% due 05/15/2026	2,200	1,071
0.000% due 02/15/2027	16,000	7,562
0.000% due 11/15/2027	16,300	7,592
0.000% due 05/15/2028	4,500	2,027
0.000% due 05/15/2030	10,000	4,209
0.000% due 02/15/2031	22,500	9,195
0.000% due 02/15/2032	22,500	8,697
0.000% due 08/15/2032	22,500	8,532
0.000% due 02/15/2033	20,400	7,577
0.000% due 02/15/2038	2,100	656
0.000% due 05/15/2039	69,200	20,670
0.000% due 08/15/2039	83,700	24,747

Total U.S. Treasury Obligations (Cost $1,096,121)		1,128,805

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	4,243	3,659

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	$408	$415
5.451% due 01/15/2049	372	330
5.706% due 02/10/2051	551	522
Banc of America Funding Corp.
4.568% due 02/20/2036	6,979	6,156
Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	4,538	4,059
4.617% due 10/25/2035	7,554	6,288
5.131% due 02/25/2034	793	676
5.273% due 02/25/2033	43	41
5.394% due 01/25/2034	293	277
5.427% due 04/25/2033	325	318
Bear Stearns Alt-A Trust
5.490% due 09/25/2035	1,364	866
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	991
5.746% due 09/11/2042	771	752
5.908% due 06/11/2040	963	928
Bear Stearns Mortgage Securities, Inc.
3.462% due 06/25/2030	15	15
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	240
5.886% due 11/15/2044	406	380
Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049	513	464
Countrywide Alternative Loan Trust
0.426% due 05/25/2047	1,503	676
0.456% due 05/25/2035	1,286	682
5.500% due 10/25/2033	6,950	5,626
Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	432	225
0.566% due 03/25/2035	2,193	994
0.586% due 06/25/2035	1,811	1,234
6.000% due 10/25/2034	5,631	5,057
CS First Boston Mortgage Securities Corp.
3.847% due 07/25/2033	847	773
6.500% due 04/25/2033	9	8
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	335	315
First Horizon Asset Securities, Inc.
4.129% due 12/25/2033	738	668
First Republic Mortgage Loan Trust
0.726% due 06/25/2030	160	147
GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	873	744
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	426	430
5.381% due 03/10/2039	636	632
GS Mortgage Securities Corp. II
0.344% due 03/06/2020	914	841
GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2
Harborview Mortgage Loan Trust
0.336% due 01/19/2038	358	340
0.466% due 05/19/2035	1,015	540
0.486% due 03/19/2036	1,166	549
5.220% due 07/19/2035	1,764	1,282
Impac CMB Trust
0.496% due 10/25/2035	6,033	2,872
5.473% due 09/25/2034	2,465	1,871
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	502

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.882% due 02/15/2051	$206	$176
5.920% due 02/12/2049	804	756
5.937% due 02/12/2049	4,508	3,871

MASTR Asset Securitization Trust
5.500% due 09/25/2033	512	505

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	1,500	1,213

Morgan Stanley Capital I
0.304% due 10/15/2020	897	687

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	5,716	3,437

Residential Accredit Loans, Inc.
0.546% due 08/25/2035	1,005	539
0.646% due 01/25/2033	133	123
0.646% due 03/25/2033	418	354
6.000% due 06/25/2036	3,816	2,037

Sequoia Mortgage Trust
0.596% due 10/19/2026	74	58
0.596% due 07/20/2033	998	840
0.626% due 10/20/2027	36	30

Structured Adjustable Rate Mortgage Loan Trust
0.466% due 05/25/2037	3,494	1,792

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	195	182
0.456% due 04/25/2036	6,248	3,147
0.466% due 05/25/2036	351	164
0.906% due 09/19/2032	40	29
1.086% due 10/19/2033	267	212

Structured Asset Securities Corp.
3.535% due 01/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	19	19

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	863	645
5.090% due 07/15/2042	218	226

WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045	842	529
0.506% due 11/25/2045	80	48
0.536% due 10/25/2045	1,577	854
0.556% due 01/25/2045	1,587	1,002
0.786% due 12/25/2027	1,147	810
1.711% due 12/25/2046	1,353	644
1.901% due 02/25/2046	2,245	1,151
1.901% due 08/25/2046	6,483	3,391
2.301% due 06/25/2042	86	66
2.301% due 08/25/2042	50	34
2.304% due 05/25/2041	157	143
3.099% due 08/25/2046	850	485

Wells Fargo Mortgage-Backed Securities Trust
5.031% due 03/25/2036	5,700	4,901

Total Mortgage-Backed Securities (Cost $121,723)		89,490

ASSET-BACKED SECURITIES 1.6%

Accredited Mortgage Loan Trust
0.296% due 02/25/2037	475	455

Amortizing Residential Collateral Trust
0.516% due 06/25/2032	17	13
0.536% due 07/25/2032	23	14

Bear Stearns Asset-Backed Securities Trust
0.746% due 11/25/2042	1,359	1,073
0.906% due 10/25/2032	227	181

Carrington Mortgage Loan Trust
0.566% due 10/25/2035	554	499

See Accompanying Notes	Semiannual Report	September 30, 2009	85

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Issuance Trust
0.893% due 11/15/2011	$6,900	$6,904

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	30	21

Conseco Financial Corp.
7.200% due 04/15/2026	8	8

Countrywide Asset-Backed Certificates
0.296% due 03/25/2037	398	394
0.356% due 10/25/2046	143	138
0.406% due 02/25/2036	123	117

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	155	113
0.336% due 12/25/2037	154	150

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	322	316
0.296% due 03/25/2037	791	747

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	7,000	7,071

Fremont Home Loan Trust
0.306% due 01/25/2037	601	392

GSRPM Mortgage Loan Trust
0.366% due 03/25/2035	199	180

Home Equity Mortgage Trust
0.426% due 05/25/2036	5,255	3,152

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	220	149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LA Arena Funding LLC
7.656% due 12/15/2026	$79	$75

Long Beach Mortgage Loan Trust
0.306% due 10/25/2036	72	72

Massachusetts Educational Financing Authority
1.454% due 04/25/2038	1,254	1,259

Residential Asset Securities Corp.
0.316% due 11/25/2036	28	28

SACO I, Inc.
0.626% due 11/25/2035	1,300	522

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	415	271

Structured Asset Securities Corp.
0.296% due 10/25/2036	338	317

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	696	486

Total Asset-Backed Securities (Cost $29,116)		25,117

SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	4,000	4,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $4,083. Repurchase proceeds are $4,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$1,190	$1,190
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,215. Repurchase proceeds are $1,190.)

		5,190

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.9%
	3,140,716	31,448

Total Short-Term Instruments (Cost $36,638)		36,638

Total Investments 113.0% (Cost $1,824,133)		$1,843,169

Written Options (f) (0.0%) (Premiums $987)		(165)

Other Assets and Liabilities (Net) (13.0%)		(211,851)

Net Assets 100.0%		$1,631,153

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $110,787 at a weighted average interest rate of 0.248%. On September 30, 2009, securities valued at $14,596 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $2,532 and cash of $735 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,314	$2,732
90-Day Eurodollar June Futures	Long	06/2010	715	1,573
90-Day Eurodollar March Futures	Long	03/2010	383	852
90-Day Eurodollar September Futures	Long	09/2010	321	404
U.S. Treasury 2-Year Note December Futures	Long	12/2009	413	45
U.S. Treasury 5-Year Note December Futures	Long	12/2009	107	146
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	86	151

				$5,903

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.158%	$2,800	$0	$0	$0
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.246%	5,000	335	0	335
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	2.003%	5,000	373	0	373
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	3.518%	2,200	116	0	116

86	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.434%	$5,000	$249	$0	$249
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.429%	3,000	211	0	211
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	9.424%	2,900	695	0	695
Johnson Controls, Inc.	JPM	(0.240%	)	03/20/2011	0.723%	4,000	28	0	28
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.494%	3,000	38	0	38
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.412%	3,000	186	0	186
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.403%	4,400	294	0	294
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	0.668%	1,500	25	0	25
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.488%	900	5	0	5
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	2.043%	3,000	42	0	42
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	0.832%	5,000	175	0	175

							$2,772	$0	$2,772

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	1.471%	$1,400	$(1)	$0	$(1)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	1.471%	600	(1)	0	(1)

						$(2)	$0	$(2)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$236	$147	$89
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,582	0	2,582
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	778	(234)	1,012
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,667	(151)	1,818
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	6,200	180	122	58
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY	200	7	0	7
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS	300	11	0	11
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	49,100	1,893	(1,467)	3,360

						$7,354	$(1,583)	$8,937

(f)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$112.000	11/20/2009	72	$56	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$3,000	$33	$5
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	11,000	76	6
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	50,000	451	68
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	16,000	35	9
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	12,000	127	16
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	20,500	129	38
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	22	3

See Accompanying Notes	Semiannual Report	September 30, 2009	87

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$2,400	$16	$4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	11	1
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	100	0	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,000	20	6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	11	1

							$931	$157

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$31,700	$997
Sales	72	123,400	988
Closing Buys	0	(32,000)	(997)
Expirations	0	(1,100)	(1)
Exercised	0	0	0

Balance at 09/30/2009	72	$122,000	$987

(g)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	10/01/2039	$1,000	$1,003	$1,013
Fannie Mae	5.500%	11/01/2039	3,000	3,113	3,128
Freddie Mac	5.500%	10/01/2039	100	104	104

				$4,220	$4,245

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$94,407	$0	$94,407
U.S. Government Agencies	0	448,497	3,689	452,186
U.S. Treasury Obligations	0	1,128,805	0	1,128,805
Mortgage-Backed Securities	0	89,490	0	89,490
Other Investments +++	31,448	46,833	0	78,281

Investments, at value	$31,448	$1,808,032	$3,689	$1,843,169

Short Sales, at value	$0	$(4,245)	$0	$(4,245)

Financial Derivative Instruments ++++	$5,903	$11,542	$0	$17,445

Total	$37,351	$1,815,329	$3,689	$1,856,369

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$7,801	$(258)	$(1)	$(7)	$42	$(3,888)	$3,689	$(72)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

88	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$5,903	$0	$0	$0	$0	$5,903
Unrealized appreciation on swap agreements	8,937	0	2,772	0	0	11,709

	$14,840	$0	$2,772	$0	$0	$17,612

Liabilities:
Written options outstanding	$165	$0	$0	$0	$0	$165
Unrealized depreciation on swap agreements	0	0	2	0	0	2

	$165	$0	$2	$0	$0	$167

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(22)	$0	$0	$0	$0	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	19,685	0	(4,761)	0	0	14,924

	$19,663	$0	$(4,761)	$0	$0	$14,902

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,629)	$0	$0	$0	$0	$(2,629)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(658)	0	(2,179)	0	0	(2,837)

	$(3,287)	$0	$(2,179)	$0	$0	$(5,466)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	89

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.250% due 08/03/2012	$47,040	$45,347

West Corp.
2.642% due 10/24/2013	2,949	2,794

Total Bank Loan Obligations (Cost $48,407)		48,141

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 19.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	15,345

American Express Bank FSB
0.306% due 10/20/2009	23,235	23,230
0.306% due 04/26/2010	4,100	4,064
0.376% due 05/29/2012	75	70
5.500% due 04/16/2013	21,300	22,506

American Express Credit Corp.
0.311% due 11/09/2009	33,700	33,695
0.439% due 12/02/2010	7,300	7,198

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	23,353	22,392

American Honda Finance Corp.
0.514% due 02/09/2010	2,300	2,295

American International Group, Inc.
0.620% due 10/18/2011	1,500	1,322
4.950% due 03/20/2012	7,700	6,933
5.050% due 10/01/2015	10,000	7,419
5.375% due 10/18/2011	4,600	4,258
5.450% due 05/18/2017	10,000	7,261
5.850% due 01/16/2018	33,700	24,436
8.250% due 08/15/2018	15,400	13,107

ANZ National International Ltd.
6.200% due 07/19/2013	17,600	19,278

BA Covered Bond Issuer
5.500% due 06/14/2012	25,000	25,744

Bank of America Corp.
0.591% due 11/06/2009	3,100	3,100
2.100% due 04/30/2012	90,100	91,425

Bank of New York Mellon Corp.
0.872% due 02/05/2010	63,300	63,404

Barclays Bank PLC
0.464% due 03/23/2017	16,300	14,210
6.050% due 12/04/2017	1,200	1,210

Bear Stearns Cos. LLC
0.549% due 05/18/2010	64,800	64,859
0.650% due 08/15/2011	800	797
4.500% due 10/28/2010	12,000	12,408
6.950% due 08/10/2012	76,390	85,108

Calabash Re Ltd.
8.699% due 01/08/2010	4,700	4,650
11.199% due 01/08/2010	4,500	4,477

CIT Group, Inc.
0.704% due 02/13/2012	14,400	9,511

Citibank N.A.
1.625% due 03/30/2011	25,400	25,697
1.875% due 05/07/2012	8,700	8,764
1.875% due 06/04/2012	4,300	4,332

Citigroup Funding, Inc.
2.250% due 12/10/2012	17,400	17,653

Citigroup, Inc.
0.313% due 12/28/2009	22,100	22,070
0.579% due 05/18/2010	4,400	4,381
0.604% due 08/13/2010	150	149

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.125% due 04/30/2012	$28,800	$29,227
5.100% due 09/29/2011	1,500	1,544
5.125% due 02/14/2011	27,165	27,699
5.500% due 04/11/2013	48,200	49,379
5.625% due 08/27/2012	14,600	14,775

Credit Agricole S.A.
0.422% due 05/28/2010	24,400	24,302

Danske Bank A/S
2.500% due 05/10/2012	3,000	3,034

Dexia Credit Local
0.939% due 09/23/2011	28,000	28,285

DnB NOR Bank ASA
0.580% due 10/13/2009	18,900	18,891
0.591% due 09/01/2016	16,300	15,043

Ford Motor Credit Co. LLC
3.260% due 01/13/2012 (g)	27,805	25,059
5.700% due 01/15/2010	22,521	22,516
7.250% due 10/25/2011	900	875
7.375% due 10/28/2009	13,620	13,624
7.375% due 02/01/2011	13,310	13,245
7.875% due 06/15/2010	3,350	3,365
8.625% due 11/01/2010	1,000	1,012
12.000% due 05/15/2015	1,040	1,147

General Electric Capital Corp.
0.422% due 06/20/2014	10,000	8,145
0.661% due 05/11/2016	300	252
0.933% due 02/01/2011	6,300	6,275
1.800% due 03/11/2011	23,700	24,003
2.000% due 09/28/2012	34,000	34,224
2.250% due 03/12/2012	100,000	101,869
2.625% due 12/28/2012	3,000	3,077
3.000% due 12/09/2011	63,100	65,349

GMAC LLC
6.000% due 12/15/2011	3,500	3,210

Goldman Sachs Group, Inc.
0.651% due 02/06/2012	20,000	19,688
0.739% due 03/22/2016	15,000	14,169
5.300% due 02/14/2012	3,000	3,171

HCP, Inc.
5.950% due 09/15/2011	1,900	1,953

HSBC Capital Funding LP
9.547% due 12/31/2049	20,046	20,307

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	836

HSBC Finance Corp.
0.564% due 10/21/2009	400	400

ICICI Bank Ltd.
1.050% due 01/12/2010	32,200	31,560

ING Bank NV
3.900% due 03/19/2014	22,400	23,088

International Lease Finance Corp.
0.627% due 05/24/2010	8,950	8,527

JPMorgan Chase & Co.
0.684% due 01/17/2011	1,600	1,599

KeyBank N.A.
2.598% due 06/02/2010	42,400	42,205

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	1,400	241
3.052% due 11/10/2009 (a)	15,000	2,588
5.625% due 01/24/2013 (a)	5,300	961

Lloyds Banking Group PLC
5.920% due 09/29/2049	700	402

Lloyds TSB Bank PLC
2.300% due 04/01/2011	19,100	19,405
2.800% due 04/02/2012	122,000	124,887

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Longpoint Re Ltd.
5.549% due 05/08/2010	$8,500	$8,500

Macquarie Bank Ltd.
2.600% due 01/20/2012	21,200	21,784

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	21,000	21,001
0.544% due 06/05/2012	25,000	24,055
0.683% due 11/01/2011	6,000	5,819
0.692% due 02/05/2010	275	275
2.709% due 05/12/2010	4,500	4,558
6.050% due 08/15/2012	8,330	8,891

Metropolitan Life Global Funding I
5.125% due 04/10/2013	41,000	42,558

Morgan Stanley
0.599% due 01/15/2010	30,900	30,888
0.760% due 01/18/2011	400	396
2.550% due 05/14/2010	29,100	29,424
3.250% due 12/01/2011	11,300	11,763

Mystic Re Ltd.
10.361% due 06/07/2011	6,400	6,469

National Australia Bank Ltd.
0.914% due 02/08/2010	77,800	77,794

National City Bank
0.387% due 06/18/2010	1,500	1,492

National City Corp.
0.465% due 06/16/2010	3,000	2,986

Osiris Capital PLC
3.359% due 01/15/2010	11,000	10,996

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	103,309

PNC Bank N.A.
0.933% due 02/01/2010	73,400	72,855

Pricoa Global Funding I
0.483% due 09/27/2013	14,770	13,625
0.591% due 01/30/2012	18,300	17,329

Principal Life Income Funding Trusts
0.600% due 11/15/2010	8,100	7,940

Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010	1,800	1,844

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	92,300	92,565
3.000% due 12/09/2011	22,400	23,073
6.375% due 02/01/2011	4,870	4,876
9.118% due 03/31/2049	37,207	34,420

Scotland International Finance No. 2 BV
6.500% due 02/15/2011	9,450	9,075

SLM Corp.
0.664% due 07/26/2010	20,000	19,003

Societe Generale
5.922% due 04/29/2049	2,800	2,019

SunTrust Bank
6.375% due 04/01/2011	40,400	41,878

Svenska Handelsbanken AB
1.300% due 09/14/2012	34,000	33,834

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	90,766

U.S. Bancorp
0.879% due 02/04/2010	37,820	37,886

Wachovia Bank N.A.
0.629% due 03/15/2016	1,750	1,561

Wachovia Corp.
0.569% due 06/15/2017	1,100	949
5.500% due 05/01/2013	32,300	34,599

90	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.610% due 01/12/2011	$6,600	$6,589
7.980% due 03/29/2049	229,100	209,626

Westpac Banking Corp.
0.993% due 07/16/2014	3,000	2,981
3.250% due 12/16/2011	65,800	68,214

		2,774,636

INDUSTRIALS 3.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	161,563

Boston Scientific Corp.
4.250% due 01/12/2011	850	861

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,036

Colorado Interstate Gas Co.
5.950% due 03/15/2015	4,260	4,500

Daimler Finance North America LLC
7.750% due 01/18/2011	3,000	3,181

DISH DBS Corp.
6.375% due 10/01/2011	3,206	3,278
7.125% due 02/01/2016	6,775	6,758

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	46,947

General Mills, Inc.
0.635% due 01/22/2010	18,200	18,202

Georgia-Pacific LLC
8.125% due 05/15/2011	1,800	1,876

Hewlett-Packard Co.
1.430% due 05/27/2011	55,000	55,881

International Business Machines Corp.
1.082% due 07/28/2011	72,500	73,296

JC Penney Corp., Inc.
7.950% due 04/01/2017	1,075	1,118

Nalco Co.
7.750% due 11/15/2011	585	588

Olin Corp.
6.750% due 06/15/2016	15,000	14,244

PACCAR, Inc.
6.375% due 02/15/2012	42,800	46,270
6.875% due 02/15/2014	19,900	22,435

Reynolds American, Inc.
7.250% due 06/01/2012	5,500	5,912

Roche Holdings, Inc.
2.393% due 02/25/2011	14,780	15,187

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,803

Shaw Communications, Inc.
8.250% due 04/11/2010	2,680	2,780

Time Warner, Inc.
0.684% due 11/13/2009	17,400	17,405

United Rentals North America, Inc.
6.500% due 02/15/2012	1,425	1,436

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,779

Williams Cos., Inc.
8.125% due 03/15/2012	325	353

Xerox Corp.
7.125% due 06/15/2010	75	77

		548,766

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 2.9%

AT&T Corp.
7.300% due 11/15/2011	$47,000	$52,098

AT&T, Inc.
0.572% due 02/05/2010	11,700	11,710

BellSouth Corp.
4.950% due 04/26/2021	35,200	35,989

Knight, Inc.
6.500% due 09/01/2012	10,802	11,153

NRG Energy, Inc.
7.375% due 02/01/2016	123,238	119,541

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,178

Public Service Electric & Gas Co.
1.175% due 03/12/2010	51,300	51,415

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	750	763

Southern Power Co.
6.250% due 07/15/2012	1,201	1,316

Sprint Nextel Corp.
0.683% due 06/28/2010	3,875	3,765

Telecom Italia Capital S.A.
1.120% due 07/18/2011	24,000	23,826

Verizon Wireless Capital LLC
3.025% due 05/20/2011	1,000	1,035
5.250% due 02/01/2012	88,480	94,546

		412,335

Total Corporate Bonds & Notes (Cost $3,659,628)		3,735,737

CONVERTIBLE BONDS & NOTES 0.1%

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	17,678

Goodrich Petroleum Corp.
3.250% due 12/01/2026	650	607

Total Convertible Bonds & Notes (Cost $17,387)		18,285

MUNICIPAL BONDS & NOTES 0.3%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,480

Total Municipal Bonds & Notes (Cost $35,300)		35,480

U.S. GOVERNMENT AGENCIES 24.3%

Fannie Mae
0.306% due 12/25/2036	8,884	8,404
0.446% due 10/27/2037	107,300	101,507
0.596% due 03/25/2044	685	646
0.646% due 05/25/2031 - 06/25/2032	2,222	2,170
0.846% due 05/25/2030	521	516
0.881% due 04/25/2022	12	12
0.896% due 05/25/2030	521	516
2.251% due 07/01/2042 - 07/01/2044	10,626	10,602
2.301% due 09/01/2041	18,536	18,532
2.451% due 10/01/2030 - 11/01/2039	1,625	1,629
2.649% due 08/01/2029	680	687
2.875% due 07/01/2017	26	26
2.890% due 06/01/2017	10	10

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.056% due 03/01/2035	$1,336	$1,342
3.080% due 08/01/2017	5	5
3.082% due 07/01/2018 - 01/01/2021	35	34
3.347% due 12/01/2017	22	22
3.375% due 05/19/2011	13,900	14,504
3.475% due 06/01/2022	5	6
3.489% due 07/01/2017	43	43
3.512% due 05/01/2035	3,312	3,395
3.586% due 11/01/2017	41	41
3.623% due 03/01/2035	2,166	2,215
3.748% due 11/01/2017	28	28
3.840% due 04/01/2024	184	187
3.878% due 09/01/2035	7,693	7,883
4.000% due 05/01/2011	143	145
4.035% due 12/01/2033	418	425
4.046% due 01/01/2024	143	146
4.053% due 07/25/2017	395	413
4.148% due 10/01/2034	5,900	5,956
4.159% due 11/01/2027	60	61
4.176% due 09/01/2032	1,656	1,714
4.250% due 05/25/2033	7,012	7,270
4.295% due 11/01/2018	4	4
4.372% due 01/01/2024	10	10
4.394% due 11/01/2034	1,771	1,822
4.436% due 10/01/2024	173	177
4.453% due 02/01/2028	9	9
4.459% due 04/01/2034	1,158	1,194
4.500% due 06/01/2011 - 08/01/2035	7,841	8,151
4.531% due 01/01/2028	62	63
4.553% due 02/01/2028	271	280
4.591% due 07/01/2035	9,182	9,575
4.622% due 08/01/2035	13,760	14,331
4.634% due 07/01/2035	9,820	10,163
4.647% due 01/01/2035	13,672	14,129
4.705% due 05/01/2035	6,794	7,077
4.747% due 03/01/2035	14,714	15,292
4.897% due 10/01/2035	5,800	6,005
4.961% due 06/01/2035	2,802	2,927
4.962% due 06/01/2035	1,518	1,572
4.998% due 12/01/2023	31	31
5.000% due 12/25/2016 - 11/01/2039	487,955	505,326
5.038% due 04/01/2018	638	653
5.106% due 07/01/2023	86	89
5.500% due 05/01/2014 - 11/01/2039	390,702	410,578
5.500% due 02/01/2038 (h)	44,564	46,746
6.000% due 05/01/2016 - 10/01/2039	1,018,443	1,077,199
6.000% due 07/01/2038 - 10/01/2038 (h)	92,391	97,666
6.250% due 02/01/2011	78,000	82,640
6.500% due 08/01/2028 - 12/25/2042	35,845	38,990
7.000% due 05/01/2012 - 01/01/2032	294	306
7.500% due 02/01/2013	1	2
8.000% due 04/01/2030 - 11/01/2031	2,625	2,977
8.500% due 04/01/2025	127	145
8.800% due 01/25/2019	81	88
9.000% due 03/25/2021 - 01/01/2025	282	323
9.250% due 10/25/2018	4	5
9.500% due 03/25/2020 - 11/01/2025	645	722
10.000% due 01/01/2011 - 05/01/2022	10	10
10.500% due 07/01/2014 - 07/01/2021	2	3
11.000% due 11/01/2020	3	3
11.250% due 10/01/2015	5	6

See Accompanying Notes	Semiannual Report	September 30, 2009	91

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
11.500% due 11/01/2019 - 02/01/2020	$2	$2
11.750% due 02/01/2016	8	9
13.000% due 07/01/2015	2	2
13.250% due 09/01/2011	1	1
15.750% due 12/01/2011	1	1
16.000% due 09/01/2012 - 12/01/2012	1	1

Federal Home Loan Bank
3.375% due 06/24/2011	700	729

Federal Housing Administration
4.918% due 11/01/2019	30	30
7.430% due 10/01/2020 - 07/01/2024	3,097	3,102

Freddie Mac
0.393% due 07/15/2019 - 08/15/2019	58,022	56,891
0.506% due 08/25/2031	3,413	2,747
0.526% due 09/25/2031	5,645	5,154
0.543% due 05/15/2036	14,267	14,117
0.593% due 12/15/2030	8,853	8,780
0.643% due 06/15/2018	3,226	3,172
0.693% due 11/15/2030	9	9
1.125% due 06/01/2011	95,900	96,459
1.200% due 10/15/2020	44	44
1.250% due 03/15/2021	26	26
2.451% due 07/25/2044	680	668
2.500% due 03/01/2017	23	23
3.250% due 01/01/2017	4	4
3.500% due 02/01/2023	1	1
3.621% due 09/01/2023	14	14
3.649% due 08/15/2032	643	648
3.823% due 06/01/2024	55	56
3.877% due 12/01/2022	40	41
3.886% due 08/01/2035	14,989	15,471
3.905% due 10/01/2027	27	27
4.000% due 09/15/2015	78	80
4.000% due 01/15/2024 (b)	2,914	403
4.237% due 01/01/2024	91	92
4.376% due 11/01/2022	256	258
4.458% due 03/01/2035	4,057	4,217
4.500% due 02/15/2015 - 06/01/2018	24,638	25,388
4.575% due 04/01/2035	9,607	9,999
4.601% due 02/01/2020	238	244
4.640% due 04/01/2035	7,939	8,289
4.712% due 06/01/2035	65,548	67,935
4.714% due 10/01/2023	116	118
4.715% due 08/01/2035	61,425	63,380
4.727% due 03/01/2035	8,113	8,482
4.925% due 07/01/2035	17,858	18,617
4.990% due 11/01/2023	10	10
4.991% due 03/01/2035	1,209	1,268
4.995% due 04/01/2035	1,947	2,038
5.000% due 04/01/2013 - 07/15/2024	19,936	20,350
5.060% due 04/01/2035	3,880	4,088
5.250% due 07/18/2011	8,700	9,384
5.500% due 02/15/2014 - 11/01/2039	43,000	45,194
6.000% due 03/01/2011 - 02/01/2034	9,050	9,705
6.500% due 03/15/2029 - 07/25/2043	47,993	51,704
7.000% due 01/01/2030 - 04/01/2032	60	66
7.500% due 07/15/2030	458	501
8.000% due 01/01/2012 - 12/01/2024	283	311
8.500% due 06/01/2022 - 11/01/2025	727	833
9.000% due 12/15/2020 - 08/01/2022	244	270

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.500% due 08/01/2016 - 09/01/2021	$81	$89
10.000% due 11/01/2016 - 05/15/2020	35	39
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
0.791% due 12/16/2025	118	117
4.000% due 01/20/2032 - 02/20/2032	3,692	3,768
4.125% due 10/20/2023 - 12/20/2027	2,708	2,753
4.375% due 04/20/2016 - 05/20/2030	5,590	5,724
4.500% due 03/20/2019 - 03/20/2031	175	179
4.625% due 08/20/2022 - 07/20/2030	3,539	3,628
6.000% due 01/15/2029 - 10/01/2039	60,709	64,136
6.500% due 09/15/2032 - 10/01/2039	76,042	80,712
6.500% due 04/15/2036 (h)	143,622	152,945
7.000% due 03/15/2011 - 10/15/2011	7	7
7.500% due 03/15/2022 - 09/15/2031	160	178
8.000% due 05/15/2016 - 06/20/2031	1,696	1,882
8.500% due 12/15/2021 - 05/15/2030	8	9
9.000% due 03/15/2017 - 11/15/2030	248	288
9.500% due 10/15/2016 - 06/15/2025	22	25
9.750% due 08/15/2017	18	20
10.000% due 10/15/2013 - 11/15/2020	4	5
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	2
11.750% due 08/15/2013	2	2
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	3
13.500% due 11/15/2012	3	4
16.000% due 02/15/2012	4	4

Small Business Administration
4.310% due 04/01/2029	30,600	31,726

Vendee Mortgage Trust
6.500% due 05/15/2029	35,624	36,413

Total U.S. Government Agencies (Cost $3,419,970)		3,494,495

U.S. TREASURY OBLIGATIONS 35.3%

U.S. Treasury Bonds
4.500% due 08/15/2039	32,200	34,736
5.375% due 02/15/2031	65,600	78,003

U.S. Treasury Notes
0.875% due 12/31/2010	74,300	74,651
0.875% due 02/28/2011	41,300	41,474
0.875% due 03/31/2011	49,500	49,690
0.875% due 04/30/2011 (h)	420,149	421,495
0.875% due 05/31/2011	298,200	299,062
1.000% due 08/31/2011	2,069,900	2,074,590
1.000% due 09/30/2011	1,508,000	1,510,004
3.000% due 09/30/2016	500,000	502,227

Total U.S. Treasury Obligations (Cost $5,067,910)		5,085,932

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 8.5%

American Home Mortgage Assets
0.456% due 10/25/2046	$30,886	$13,970

American Home Mortgage Investment Trust
3.098% due 10/25/2034	34,871	25,339
4.390% due 02/25/2045	10,770	8,689
4.440% due 02/25/2045	35,415	28,699

Banc of America Funding Corp.
3.487% due 05/25/2035	199,666	188,002

Banc of America Mortgage Securities, Inc.
3.915% due 05/25/2033	260	237
6.500% due 10/25/2031	4,397	4,201

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	11,046	9,880
3.651% due 11/25/2030	79	75
4.550% due 08/25/2035	916	805
4.617% due 10/25/2035	132,906	106,946
4.625% due 10/25/2035	46,606	40,467
4.996% due 01/25/2035	4,446	3,649
5.117% due 04/25/2033	5,630	5,410
5.273% due 02/25/2033	784	757
5.394% due 01/25/2034	8,607	8,121
5.432% due 04/25/2033	16,512	15,832
5.622% due 02/25/2033	1,108	1,089
Bear Stearns Alt-A Trust
5.209% due 03/25/2035	24,957	16,622
5.355% due 05/25/2035	26,593	17,939
5.490% due 09/25/2035	7,140	4,530

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,354
5.471% due 01/12/2045	4,200	3,904

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	11,076	9,450

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	14,407	8,221

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034	4,285	4,002

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	11,435
5.961% due 06/10/2046	57,000	54,661

Countrywide Alternative Loan Trust
0.426% due 05/25/2047	12,025	5,406
0.526% due 02/25/2037	13,097	6,800

Countrywide Home Loan Mortgage Pass- Through Trust
0.536% due 04/25/2035	3,971	2,148
4.635% due 02/20/2035	23,322	20,488
4.654% due 11/25/2034	13,124	9,758
5.250% due 02/20/2036	24,885	14,039

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	1,400	1,242

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	1,991	1,673
4.938% due 12/15/2040	4,553	4,587
5.016% due 06/25/2032	62	57

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.326% due 03/25/2037	1,121	1,108

DLJ Acceptance Trust
11.000% due 08/01/2019	52	52

Drexel Burnham Lambert CMO Trust
1.009% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
3.525% due 06/25/2034	15,751	12,296

92	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	$6,484	$6,052

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	46	47

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	10,342	8,190
0.326% due 01/25/2047	11,512	9,204

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	481
5.444% due 03/10/2039	6,800	6,044

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	9,502	8,751
5.999% due 08/10/2045	13,400	11,113

GSR Mortgage Loan Trust
3.716% due 09/25/2035	8,149	6,999
4.116% due 09/25/2035	73,896	68,439
6.000% due 03/25/2032	566	565

Harborview Mortgage Loan Trust
5.144% due 07/19/2035	10,966	6,825

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	2,538	1,855

Imperial Savings Association
6.503% due 02/25/2018	34	34

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	5,225	4,738
0.456% due 05/25/2046	5,720	2,734

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,691
5.882% due 02/15/2051	4,400	3,751
6.006% due 06/15/2049	50,985	44,771

JPMorgan Mortgage Trust
5.012% due 02/25/2035	17,161	16,450

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	6,119	6,172

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	2,873	2,560

MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/2034	11,819	9,388

MASTR Asset Securitization Trust
5.500% due 09/25/2033	17,826	17,589

Mellon Residential Funding Corp.
0.723% due 06/15/2030	17,180	14,745

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	7,347

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	12,612	7,259
3.771% due 05/25/2033	9,262	8,841
4.479% due 02/25/2035	24,516	22,022

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	2,152	1,547
4.250% due 10/25/2035	12,578	10,834

Morgan Stanley Capital I
0.304% due 10/15/2020	5,520	4,230
5.809% due 12/12/2049	18,825	16,165

Prime Mortgage Trust
0.646% due 02/25/2019	716	679
0.646% due 02/25/2034	4,604	4,178

Prudential-Bache CMO Trust
8.400% due 03/20/2021	84	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Resecuritization Mortgage Trust
0.496% due 04/26/2021	$30	$30

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	754	738

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	16	14

Sears Mortgage Securities
12.000% due 02/25/2014	5	5

Sequoia Mortgage Trust
0.929% due 05/20/2034	6,737	5,232

Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	800	802

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035	6,095	4,616
0.526% due 02/25/2036	6,436	3,540
0.906% due 09/19/2032	5,192	3,804
9.356% due 06/25/2029	498	500

Structured Asset Securities Corp.
3.535% due 01/25/2032	149	138
3.580% due 07/25/2032	112	93

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	13,210	12,497
0.366% due 09/25/2046	39,663	37,980

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	27,198	21,542
0.333% due 09/15/2021	15,803	11,804
5.509% due 04/15/2047	6,200	4,820

WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	5,613	3,039
0.556% due 01/25/2045	357	225
1.631% due 01/25/2047	9,174	4,308
1.711% due 12/25/2046	42,615	20,289
2.101% due 11/25/2042	1,903	1,180
2.301% due 06/25/2042	3,165	2,441
2.301% due 08/25/2042	2,452	1,684
2.723% due 02/27/2034	10,106	9,378
2.849% due 01/25/2047	6,291	3,260
3.099% due 09/25/2046	14,893	7,754
3.708% due 03/25/2034	4,150	3,862

Washington Mutual MSC Mortgage Pass- Through Certificates
4.661% due 02/25/2033	214	197
4.665% due 02/25/2033	76	69

Wells Fargo Mortgage-Backed Securities Trust
4.690% due 12/25/2033	4,567	4,372
4.948% due 03/25/2036	26,791	20,491
5.387% due 08/25/2035	4,910	4,723
5.592% due 07/25/2036	22,506	16,855

Total Mortgage-Backed Securities (Cost $1,455,657)		1,228,608

ASSET-BACKED SECURITIES 4.3%

Access Group, Inc.
1.804% due 10/27/2025	67,214	67,883

ACE Securities Corp.
0.296% due 12/25/2036	2,922	2,374

American Express Credit Account Master Trust
0.273% due 10/15/2012	1,415	1,413

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	743	455

Asset-Backed Funding Certificates
0.306% due 01/25/2037	3,528	3,127

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	837	780
0.763% due 06/15/2031	7	4

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BA Credit Card Trust
0.823% due 04/15/2013	$7,640	$7,633

Bank of America Auto Trust
1.700% due 12/15/2011	11,400	11,436

Bear Stearns Asset-Backed Securities Trust
0.306% due 01/25/2037	2,288	2,039
0.326% due 10/25/2036	3,098	2,814
0.696% due 03/25/2043	1,626	1,504
1.246% due 10/25/2037	28,219	17,678

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	8,352	7,968
0.346% due 06/25/2037	1,191	1,036
0.566% due 10/25/2035	10,905	9,837

Chase Funding Mortgage Loan Asset- Backed Certificates
0.886% due 11/25/2031	756	676

Chase Issuance Trust
0.283% due 02/15/2013	850	846
0.893% due 11/15/2011	4,100	4,102

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	608	429

Citigroup Mortgage Loan Trust, Inc.
0.346% due 10/25/2036	7,326	6,946

Community Program Loan Trust
4.500% due 10/01/2018	2,816	2,829

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	4,291	4,166
0.296% due 12/25/2046	344	340
0.296% due 03/25/2047	1,099	1,085

Credit-Based Asset Servicing & Securitization LLC
0.336% due 12/25/2037	550	534

Daimler Chrysler Auto Trust
1.104% due 10/08/2010	64	65
4.980% due 02/08/2011	2,851	2,870

Equity One Asset-Backed Securities, Inc.
0.806% due 11/25/2032	10,006	6,384

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	11,842	11,653
0.526% due 10/25/2035	4,592	4,163

Ford Credit Auto Owner Trust
0.843% due 07/15/2010	1,499	1,499
1.143% due 01/15/2011	35,009	35,059
1.210% due 01/15/2012	15,700	15,740
1.663% due 06/15/2012	59,300	59,902
1.863% due 05/15/2012	13,500	13,648
2.000% due 12/15/2011	4,800	4,841

Fremont Home Loan Trust
0.306% due 01/25/2037	4,867	3,177

GSAMP Trust
0.286% due 10/25/2046	1,330	1,305
0.316% due 09/25/2036	146	144
0.316% due 12/25/2036	8,998	5,427

HFC Home Equity Loan Asset-Backed Certificates
0.516% due 01/20/2035	2,969	2,672
0.536% due 01/20/2034	15,098	12,777
0.596% due 09/20/2033	7,335	6,495

HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036	618	411
0.296% due 12/25/2036	3,300	2,231

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	1,538	1,502

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	1,049	1,007
0.296% due 08/25/2036	652	636
0.333% due 11/25/2036	687	666

See Accompanying Notes	Semiannual Report	September 30, 2009	93

Schedule of Investments  Low Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	$1,083	$1,041
0.306% due 10/25/2036	325	321
0.526% due 10/25/2034	589	451

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	714	705

Morgan Stanley ABS Capital I
0.286% due 10/25/2036	2,127	2,080
0.286% due 01/25/2037	5,419	5,001
0.296% due 10/25/2036	1,245	1,192

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	527	510

Option One Mortgage Loan Trust
0.296% due 01/25/2037	2,601	2,550

Primus CLO Ltd.
0.742% due 07/15/2021	167,853	137,532

Renaissance Home Equity Loan Trust
0.946% due 08/25/2032	40	25

Residential Asset Securities Corp.
0.316% due 11/25/2036	877	871
0.706% due 06/25/2031	3	2

Saxon Asset Securities Trust
0.306% due 10/25/2046	425	416
0.566% due 09/25/2047	7,400	3,309

Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/2036	702	688
0.306% due 12/25/2036	6,409	3,372
0.376% due 05/25/2037	2,182	1,516

SLM Student Loan Trust
0.544% due 01/25/2019	6,797	6,786
0.754% due 07/25/2013	8,483	8,490
0.804% due 01/25/2015	4,468	4,463
1.004% due 10/25/2017	48,900	48,712
1.184% due 07/25/2013	24,834	24,911
2.004% due 04/25/2023	3,191	3,303

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	3,506	2,289

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037	337	331
0.306% due 01/25/2038	4,306	3,045

Structured Asset Securities Corp.
0.296% due 10/25/2036	5,123	4,799
0.536% due 01/25/2033	714	429
4.930% due 01/25/2035	800	725

WMC Mortgage Loan Pass-Through Certificates
0.923% due 05/15/2030	191	166

Total Asset-Backed Securities (Cost $656,332)		624,239

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
0.798% due 10/04/2011	1,000	1,002
8.125% due 01/21/2014	105,700	121,211

Korea Development Bank
0.687% due 11/22/2012	2,200	2,065

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012	6,000	6,008
2.375% due 03/26/2012	13,100	13,317

Swedish Housing Finance Corp.
3.125% due 03/23/2012	9,000	9,245

Total Sovereign Issues (Cost $137,000)		152,848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Barry Callebaut NV
6.000% due 07/13/2017	EUR	1,250	$1,829

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	33,647

FCE Bank PLC
7.875% due 02/15/2011	GBP	100	158

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	19,000	28,461

Fresenius Finance BV
5.500% due 01/31/2016		2,300	3,366

Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		4,570	7,072

Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	814

KeyCorp
1.051% due 11/22/2010		7,085	9,543

LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,353

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,399

Morgan Stanley
1.155% due 03/01/2013		25,300	34,561

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,841

Ruhrgas AG
1.750% due 08/18/2012	EUR	241	346

SLM Corp.
1.277% due 04/26/2011		5,000	6,366

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		12,500	18,464

Sumitomo Mitsui Banking Corp.
1.269% due 06/02/2049	JPY	1,300,000	14,065

Swedbank AB
3.625% due 12/02/2011	EUR	400	605

TDC A/S
6.500% due 04/19/2012		1,500	2,299

Total Foreign Currency-Denominated Issues (Cost $165,537)			176,189

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		428,000	1,567

Wells Fargo & Co.
7.500% due 12/31/2049		29,900	26,701

Total Convertible Preferred Securities (Cost $19,886)			28,268

PREFERRED STOCKS 0.6%

DG Funding Trust
0.652% due 12/31/2049		10,254	87,544

Total Preferred Stocks (Cost $108,094)			87,544

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$69,000	$69,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $70,414. Repurchase proceeds are $69,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	7,000	7,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $7,144. Repurchase proceeds are $7,000.)

		76,000

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (e)(f)(h)	2,526	2,524

U.S. TREASURY BILLS 0.1%
0.201% due 02/25/2010 - 03/25/2010 (c)(e)(f)(h)	7,327	7,322

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
	578,463	5,792

Total Short-Term Instruments (Cost $91,636)		91,638

Total Investments 102.8% (Cost $14,882,744)		$14,807,404

Written Options (j) (0.1%) (Premiums $18,301)		(10,018)

Other Assets and Liabilities (Net) (2.7%)		(393,120)

Net Assets 100.0%		$14,404,266

94	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $791 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $8,804 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $245,149 at a weighted average interest rate of (0.072%). On September 30, 2009, securities valued at $4,506 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $14,159 and cash of $1,905 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	284	$697
90-Day Euribor March Futures	Long	03/2010	482	1,297
90-Day Eurodollar December Futures	Long	12/2009	11,317	24,910
90-Day Eurodollar December Futures	Long	12/2010	1,505	1,059
90-Day Eurodollar June Futures	Long	06/2010	1,462	2,159
90-Day Eurodollar March Futures	Long	03/2010	1,431	8,105
90-Day Eurodollar September Futures	Long	09/2010	384	293
U.S. Treasury 2-Year Note December Futures	Long	12/2009	473	(22)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	1	1
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	32	92
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,956
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	137	146
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	137	266
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	137	306
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	137	207

				$41,472

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	8.112%	$12,700	$(2,137)	$0	$(2,137)
American International Group, Inc.	DUB	1.400%	06/20/2013	8.099%	16,200	(3,210)	0	(3,210)
American International Group, Inc.	GSC	1.380%	06/20/2013	8.099%	20,200	(4,015)	0	(4,015)
American International Group, Inc.	GSC	1.800%	06/20/2013	8.099%	2,000	(372)	0	(372)
American International Group, Inc.	RBS	1.360%	06/20/2013	8.099%	20,300	(4,047)	0	(4,047)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.380%	20,000	(279)	0	(279)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	5.348%	1,300	18	0	18
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	5.348%	2,200	21	0	21
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	4,500	(173)	0	(173)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	5.348%	7,500	(278)	0	(278)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	5.348%	10,000	(357)	0	(357)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	5.348%	1,000	12	0	12
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	5.348%	2,000	17	0	17
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.444%	6,200	223	209	14
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	1,200	(5)	(15)	10
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.638%	6,300	(77)	0	(77)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.977%	2,000	(47)	0	(47)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	6,200	398	328	70
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	6,300	(11)	0	(11)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	2,800	(4)	0	(4)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	1,800	(2)	0	(2)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	1.424%	4,800	131	(30)	161
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	16,600	1,287	0	1,287
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	10,200	919	0	919
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.444%	1,100	(4)	(12)	8
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.736%	32,700	(511)	0	(511)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.750%	11,300	(161)	(322)	161
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	1,900	(13)	0	(13)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.638%	8,000	757	0	757
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.680%	10,000	576	(500)	1,076
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	4,800	307	240	67

See Accompanying Notes	Semiannual Report	September 30, 2009	95

Schedule of Investments  Low Duration Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	RBS	1.200%	03/20/2010	1.471%	$16,700	$(16)	$0	$(16)
GMAC, Inc.	BCLY	3.650%	09/20/2012	6.550%	2,000	(147)	0	(147)
GMAC, Inc.	CITI	3.720%	09/20/2012	6.550%	2,800	(200)	0	(200)
GMAC, Inc.	DUB	3.200%	09/20/2012	6.550%	5,500	(467)	0	(467)
GMAC, Inc.	GSC	3.200%	09/20/2012	6.550%	4,300	(365)	0	(365)
GMAC, Inc.	JPM	3.250%	09/20/2012	6.550%	7,500	(627)	0	(627)
GMAC, Inc.	JPM	3.370%	09/20/2012	6.550%	10,000	(805)	0	(805)
GMAC, Inc.	JPM	3.670%	09/20/2012	6.550%	13,000	(946)	0	(946)
GMAC, Inc.	JPM	3.750%	09/20/2012	6.550%	2,000	(141)	0	(141)
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	8,300	(350)	0	(350)
HSBC Finance Corp.	DUB	5.000%	09/20/2010	1.191%	12,000	462	297	165
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.494%	4,900	(18)	0	(18)
JSC Gazprom	MSC	0.860%	11/20/2011	2.310%	38,400	(1,039)	0	(1,039)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	0.914%	1,000	13	0	13
Panama Government International Bond	MSC	0.750%	01/20/2012	0.963%	500	(2)	0	(2)
SLM Corp.	BNP	5.050%	03/20/2013	8.870%	6,200	(632)	0	(632)
SLM Corp.	BOA	4.600%	03/20/2010	10.112%	100	(2)	(20)	18
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	5,000	(262)	(512)	250
SLM Corp.	BOA	2.860%	12/20/2012	8.932%	100	(15)	(30)	15
SLM Corp.	BOA	4.930%	03/20/2013	8.870%	100	(10)	(27)	17
SLM Corp.	BOA	5.025%	03/20/2013	8.870%	200	(21)	(54)	33
SLM Corp.	BOA	5.000%	12/20/2013	8.728%	100	(12)	(28)	16
SLM Corp.	BOA	5.000%	03/20/2014	8.714%	100	(12)	(29)	17
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	1,500	(64)	(120)	56
SLM Corp.	UBS	5.000%	03/20/2010	9.953%	3,100	(66)	(124)	58
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%	2,700	22	(68)	90

						$(16,759)	$(817)	$(15,942)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$1,410	$85	$178	$(93)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	12,000	48	127	(79)

						$133	$305	$(172)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$37,362	$(979)	$0	$(979)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	(226)	0	(226)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	(250)	0	(250)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	318	0	318
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	39,183	589	0	589
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	61	0	61
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	9,626	134	0	134
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	128	0	128
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	130	0	130

					$(95)	$0	$(95)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

96	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,390	$1	$1,389
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	575	0	575
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	78	0	78
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	82	0	82
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	39	0	39
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	375	(45)	420
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	385	(36)	421
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	425	29	396
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		19,300	434	17	417
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	998	(32)	1,030
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	17,760	(391)	18,151
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$207,100	4,459	4,330	129
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		538,800	11,601	11,292	309
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		146,600	5,353	0	5,353
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,463	1,769	2,694
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,331	(1,604)	6,935
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		366,900	11,993	3,946	8,047
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,400	143	88	55
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		131,000	6,028	0	6,028
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		90,200	4,151	0	4,151
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		35,100	1,615	0	1,615
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		216,600	9,967	0	9,967
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		255,700	11,767	4,825	6,942
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		84,400	4,711	1,804	2,907
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		68,000	2,425	0	2,425
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	67	0	67
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	17,300	639	(180)	819
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,901	(27)	1,928

							$109,155	$25,786	$83,369

(j)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$12,800	$73	$24
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	43,000	384	185
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	104,400	726	484
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	5,200	24	8
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	63,000	655	236
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	99,000	1,047	134
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	9,000	100	34
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,700	139	82
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	12,100	71	22
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	113,000	1,193	485
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	54,100	370	251
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	60,200	609	405
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	31,000	204	58
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	94,000	896	404
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	133,000	844	415
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	57,000	551	31
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,400	30	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	28,000	243	120
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	670,600	4,770	3,111
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	523,700	5,372	3,519

							$18,301	$10,018

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	777	$911,900	EUR	112,500	$5,954
Sales	5,459	2,426,400		0	20,386
Closing Buys	(2,374)	(590,700)		(112,500)	(3,604)
Expirations	(3,862)	(611,400)		0	(4,435)
Exercised	0	0		0	0

Balance at 09/30/2009	0	$2,136,200	EUR	0	$18,301

See Accompanying Notes	Semiannual Report	September 30, 2009	97

Schedule of Investments  Low Duration Fund  (Cont.)

(k)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2024	$40,900	$42,804	$43,258
Fannie Mae	5.500%	11/01/2039	379,000	393,460	395,167
Fannie Mae	6.000%	11/01/2039	1,102,800	1,157,624	1,159,836
Fannie Mae	6.500%	10/01/2039	12,500	13,316	13,354
Fannie Mae	6.500%	11/01/2039	12,000	12,763	12,774
Freddie Mac	6.000%	11/01/2039	600	632	631

				$1,620,599	$1,625,020

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,968	11/2009	RBS	$117	$0	$117
Buy	BRL	108,868	10/2009	GSC	7,420	0	7,420
Sell		108,868	10/2009	RBC	0	(1,618)	(1,618)
Buy		12,164	02/2010	HSBC	124	0	124
Buy		108,868	02/2010	RBC	1,602	0	1,602
Buy	CAD	18,952	10/2009	CITI	180	0	180
Buy	CHF	350	10/2009	JPM	11	0	11
Buy		350	12/2009	HSBC	0	(2)	(2)
Buy	CNY	15,782	03/2010	BCLY	0	(27)	(27)
Buy		15,819	03/2010	HSBC	0	(21)	(21)
Buy		96,305	03/2010	JPM	0	(144)	(144)
Buy		22,264	08/2010	HSBC	0	(9)	(9)
Buy		175,519	08/2010	JPM	0	(246)	(246)
Buy		42,289	08/2010	MSC	0	(21)	(21)
Sell	EUR	18,097	10/2009	BCLY	0	(558)	(558)
Sell		21,641	10/2009	BNP	0	(678)	(678)
Buy		2,000	10/2009	RBS	0	(9)	(9)
Sell	GBP	22,965	10/2009	BNP	1,650	0	1,650
Buy		1,200	10/2009	HSBC	12	0	12
Buy	IDR	30,849,900	01/2010	BCLY	0	(35)	(35)
Sell	JPY	1,274,183	10/2009	BNP	0	(424)	(424)
Sell		1,707,268	10/2009	RBC	0	(196)	(196)
Sell		333,988	10/2009	RBS	0	(60)	(60)
Buy	KRW	1,514,074	11/2009	DUB	61	0	61
Buy		8,981,115	11/2009	JPM	210	0	210
Buy		1,512,545	11/2009	MSC	60	0	60
Buy	MXN	44,415	11/2009	CITI	0	(35)	(35)
Buy		44,450	11/2009	HSBC	0	(32)	(32)
Buy	MYR	8,634	11/2009	BCLY	44	0	44
Buy		4,312	11/2009	BOA	21	0	21
Buy		4,158	11/2009	RBS	21	0	21
Buy	SGD	3,531	11/2009	DUB	60	0	60
Buy		3,529	11/2009	HSBC	59	0	59
Buy		4,097	11/2009	UBS	8	0	8
Buy	TWD	79,886	11/2009	GSC	60	0	60
Buy		80,131	11/2009	HSBC	68	0	68

					$11,788	$(4,115)	$7,673

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$3,735,737	$0	$3,735,737
U.S. Government Agencies	0	3,389,856	104,639	3,494,495
U.S. Treasury Obligations	0	5,085,932	0	5,085,932
Mortgage-Backed Securities	0	1,228,562	46	1,228,608
Other Investments +++	32,493	1,078,542	151,597	1,262,632

Investments, at value	$32,493	$14,518,629	$256,282	$14,807,404

Short Sales, at value	$0	$(1,625,020)	$0	$(1,625,020)

Financial Derivative Instruments ++++	$41,472	$64,815	$0	$106,287

Total	$73,965	$12,958,424	$256,282	$13,288,671

98	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$3,242	$(90)	$72	$0	$4,778	$96,637	$104,639	$4,778
Mortgage-Backed Securities	77	(30)	0	0	(1)	0	46	0
Other Investments +++	13,152	137,639	0	0	1,594	(788)	151,597	1,594

Investments, at value	$16,471	$137,519	$72	$0	$6,371	$95,849	$256,282	$6,372

Financial Derivative Instruments ++++	$1,786	$0	$0	$0	$178	$(1,964)	$0	$0

Total	$18,257	$137,519	$72	$0	$6,549	$93,885	$256,282	$6,372

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$41,494	$0	$0	$0	$0	$41,494
Unrealized appreciation on foreign currency contracts	0	11,788	0	0	0	11,788
Unrealized appreciation on swap agreements	83,369	0	6,706	0	0	90,075

	$124,863	$11,788	$6,706	$0	$0	$143,357

Liabilities:
Written options outstanding	$10,018	$0	$0	$0	$0	$10,018
Variation margin payable ^^	22	0	0	0	0	22
Unrealized depreciation on foreign currency contracts	0	4,115	0	0	0	4,115
Unrealized depreciation on swap agreements	0	0	22,915	0	0	22,915

	$10,040	$4,115	$22,915	$0	$0	$37,070

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,102	$0	$0	$0	$0	$2,102
Net realized gain (loss) on futures contracts, written options and swaps	77,597	0	(46,316)	0	0	31,281
Net realized (loss) on foreign currency transactions	0	(14,812)	0	0	0	(14,812)

	$79,699	$(14,812)	$(46,316)	$0	$0	$18,571

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(25,651)	$0	$0	$0	$0	$(25,651)
Net change in unrealized appreciation on futures contracts, written options and swaps	17,681	0	114,734	0	0	132,415
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	22,489	0	0	0	22,489

	$(7,970)	$22,489	$114,734	$0	$0	$129,253

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	99

Schedule of Investments  Low Duration Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 19.3%

BANKING & FINANCE 15.8%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$426

American Express Centurion Bank
0.306% due 03/23/2010	800	797

American Express Credit Corp.
0.311% due 11/09/2009	1,000	1,000

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	500	479

American International Group, Inc.
0.620% due 10/18/2011	100	88
4.950% due 03/20/2012	100	90
8.250% due 08/15/2018	400	340

Bank of America Corp.
0.591% due 11/06/2009	400	400
0.770% due 08/15/2016	200	165

Bear Stearns Cos. LLC
0.549% due 05/18/2010	1,600	1,602
0.910% due 07/19/2010	900	902
6.950% due 08/10/2012	1,000	1,114

CIT Group, Inc.
0.704% due 02/13/2012	100	66

Citibank N.A.
1.625% due 03/30/2011	1,300	1,315
1.875% due 05/07/2012	900	907
1.875% due 06/04/2012	500	504

Citigroup Funding, Inc.
2.250% due 12/10/2012	1,900	1,928

Citigroup, Inc.
0.313% due 12/28/2009	500	499
2.125% due 04/30/2012	3,900	3,958
5.125% due 02/14/2011	700	714
5.500% due 04/11/2013	1,400	1,434
5.625% due 08/27/2012	300	304

General Electric Capital Corp.
1.800% due 03/11/2011	600	608
2.000% due 09/28/2012	1,700	1,711
3.000% due 12/09/2011	3,300	3,418

JPMorgan Chase & Co.
2.200% due 06/15/2012	600	611

JPMorgan Chase Bank N.A.
0.630% due 06/13/2016	700	652

KeyBank N.A.
2.598% due 06/02/2010	700	697

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	900	155

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	800	800
0.544% due 06/05/2012	2,800	2,694
0.683% due 11/01/2011	4,000	3,879

Metropolitan Life Global Funding I
0.480% due 05/17/2010	1,100	1,098
5.125% due 04/10/2013	2,400	2,491

Morgan Stanley
0.599% due 01/15/2010	1,300	1,300
0.760% due 01/18/2011	300	297
2.550% due 05/14/2010	1,200	1,213
3.250% due 12/01/2011	700	729

National City Bank
0.684% due 06/07/2017	2,200	1,767

Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,408

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Principal Life Income Funding Trusts
0.600% due 11/15/2010	$200	$196
5.300% due 04/24/2013	300	308

Regions Financial Corp.
0.453% due 06/26/2012	3,000	2,574

SunTrust Bank
6.375% due 04/01/2011	1,500	1,555

Wachovia Corp.
5.500% due 05/01/2013	200	214

Wells Fargo & Co.
7.980% due 03/29/2049	10,800	9,882

		60,289

INDUSTRIALS 1.0%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	2,900	2,860

PACCAR, Inc.
6.875% due 02/15/2014	100	113

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	600	640

		3,613

UTILITIES 2.5%

BellSouth Corp.
4.950% due 04/26/2021	3,700	3,783

Dominion Resources, Inc.
1.343% due 06/17/2010	2,200	2,213

Verizon Wireless Capital LLC
3.025% due 05/20/2011	800	828
5.250% due 02/01/2012	2,700	2,885

		9,709

Total Corporate Bonds & Notes (Cost $70,528)		73,611

MUNICIPAL BONDS & NOTES 0.3%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	1,200	1,206

Total Municipal Bonds & Notes (Cost $1,200)		1,206

U.S. GOVERNMENT AGENCIES 47.3%

Fannie Mae
0.696% due 10/25/2030	141	139
2.251% due 07/01/2042	305	305
2.301% due 09/01/2041	763	763
2.451% due 08/01/2030	141	141
3.440% due 11/01/2034	1,776	1,804
3.875% due 01/01/2024	126	126
4.408% due 09/01/2028	186	185
4.634% due 07/01/2035	441	456
4.647% due 01/01/2035	589	609
4.962% due 06/01/2035	3,160	3,273
5.000% due 07/25/2019 - 11/01/2039	30,531	31,804
5.056% due 12/01/2034	2,341	2,408
5.500% due 12/01/2013 - 11/01/2039	71,115	74,716
5.700% due 08/01/2018	1,000	1,005
6.000% due 03/01/2016 - 10/01/2039	34,538	36,539
6.250% due 02/01/2011	2,100	2,225
6.500% due 09/01/2012 - 12/25/2042	434	467
8.000% due 11/25/2023	166	183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
9.250% due 10/25/2018	$4	$5
10.500% due 05/01/2012	32	34

Federal Home Loan Bank
3.375% due 06/24/2011	600	625

Federal Housing Administration
7.430% due 07/01/2024	878	879

Freddie Mac
0.393% due 07/15/2019 - 08/15/2019	1,903	1,866
0.593% due 12/15/2030	392	388
0.643% due 06/15/2018	131	129
1.125% due 06/01/2011	3,400	3,420
2.251% due 10/25/2044 - 02/25/2045	1,853	1,789
3.340% due 07/01/2023	81	82
4.925% due 07/01/2035	690	719
5.000% due 11/01/2018 - 05/15/2027	2,016	2,101
5.250% due 07/18/2011	300	324
5.500% due 08/01/2038 - 10/01/2038	2,293	2,404
6.000% due 02/01/2016 - 10/01/2039	1,083	1,146
6.500% due 07/25/2043	1,367	1,477
8.500% due 06/01/2025	8	9

Ginnie Mae
0.746% due 09/20/2030	40	40
4.125% due 10/20/2025	351	357
4.375% due 04/20/2022 - 05/20/2027	725	743
4.625% due 07/20/2023 - 07/20/2030	641	657
6.000% due 10/01/2039	300	317
6.500% due 04/15/2036	1,740	1,853
7.000% due 11/15/2022	98	108
7.500% due 02/15/2022 - 03/15/2024	172	192
7.750% due 01/17/2030	21	23
8.000% due 03/15/2023 - 05/15/2024	60	68
9.000% due 07/20/2016 - 08/15/2030	104	117

Small Business Administration
4.310% due 04/01/2029	1,100	1,140

Total U.S. Government Agencies (Cost $176,225)		180,160

U.S. TREASURY OBLIGATIONS 15.9%

U.S. Treasury Notes
0.875% due 12/31/2010	3,000	3,014
0.875% due 02/28/2011	1,700	1,707
0.875% due 03/31/2011	2,000	2,008
0.875% due 05/31/2011	500	501
1.000% due 07/31/2011	8,800	8,830
1.000% due 08/31/2011	7,100	7,116
1.000% due 09/30/2011	37,400	37,450

Total U.S. Treasury Obligations (Cost $60,514)		60,626

MORTGAGE-BACKED SECURITIES 7.4%

American Home Mortgage Investment Trust
3.098% due 10/25/2034	1,510	1,097
4.390% due 02/25/2045	476	384

Banc of America Funding Corp.
3.487% due 05/25/2035	3,835	3,611

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	429	381
2.490% due 08/25/2035	1,703	1,494

100	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.617% due 10/25/2035	$1,820	$1,789
5.273% due 02/25/2033	44	43
5.394% due 01/25/2034	318	300
5.432% due 04/25/2033	790	758
5.622% due 02/25/2033	58	57

Bear Stearns Alt-A Trust
5.355% due 05/25/2035	1,073	723

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	90
5.471% due 01/12/2045	200	186

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	336	286

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	581	476
4.748% due 08/25/2035	472	407

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	524

Countrywide Home Loan Mortgage Pass-Through Trust
4.110% due 11/19/2033	367	363
4.635% due 02/20/2035	741	651
4.654% due 11/25/2034	393	292
5.250% due 02/20/2036	1,056	596

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	89

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	120	101
5.016% due 06/25/2032	3	2

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	212	200

First Horizon Alternative Mortgage Securities
3.525% due 06/25/2034	664	519

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	352	279

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	96
5.444% due 03/10/2039	300	267

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	640	589
5.999% due 08/10/2045	600	498

GSR Mortgage Loan Trust
3.717% due 06/25/2034	672	618
4.116% due 09/25/2035	3,232	2,993

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	96	70

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	85
5.882% due 02/15/2051	200	170

JPMorgan Mortgage Trust
5.012% due 02/25/2035	97	93

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	273	276

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	98	87

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	313

Merrill Lynch Mortgage Investors, Inc.
4.479% due 02/25/2035	1,098	986

Morgan Stanley Capital I
0.304% due 10/15/2020	173	132
5.809% due 12/12/2049	100	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Prime Mortgage Trust
0.646% due 02/25/2019	$34	$32
0.646% due 02/25/2034	233	212

Structured Asset Mortgage Investments, Inc.
0.376% due 03/25/2037	793	367
0.496% due 07/19/2035	358	271
0.906% due 09/19/2032	288	211
9.356% due 06/25/2029	309	310

Structured Asset Securities Corp.
3.580% due 07/25/2032	6	5
3.832% due 10/25/2035	262	160

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	1,358	1,284

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	674	534
0.333% due 09/15/2021	465	347
5.509% due 04/15/2047	300	231

WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045	333	196
0.536% due 10/25/2045	221	119
1.631% due 01/25/2047	282	133
2.101% due 11/25/2042	62	38
2.301% due 06/25/2042	128	99
2.723% due 02/27/2034	814	755

Total Mortgage-Backed Securities (Cost $32,474)		28,361

ASSET-BACKED SECURITIES 4.6%

Ally Auto Receivables Trust
1.320% due 03/15/2012	400	396

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	43	26

Asset-Backed Funding Certificates
0.306% due 01/25/2037	129	114

Asset-Backed Securities Corp. Home Equity
0.521% due 09/25/2034	151	107
1.893% due 03/15/2032	468	304

BA Credit Card Trust
0.823% due 04/15/2013	400	400

Bear Stearns Asset-Backed Securities Trust
0.306% due 01/25/2037	458	408
1.246% due 10/25/2037	921	577

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	476	454

Chase Issuance Trust
1.799% due 09/15/2015	2,700	2,778

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	35	24

Countrywide Asset-Backed Certificates
0.296% due 03/25/2037	128	126
0.296% due 05/25/2037	403	392
0.296% due 07/25/2037	1,317	1,229
0.296% due 06/25/2047	980	929
0.426% due 09/25/2036	1,846	1,372
0.726% due 12/25/2031	140	72

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	181	132
0.336% due 12/25/2037	300	291

Daimler Chrysler Auto Trust
1.184% due 07/08/2011	276	277
1.734% due 09/10/2012	300	301

First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	205	195

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fremont Home Loan Trust
0.306% due 01/25/2037	$180	$118

GSAMP Trust
0.316% due 12/25/2036	285	172

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	35	34

HSBC Asset Loan Obligation
0.306% due 12/25/2036	1,074	878

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	735	641

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	53	52

JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036	20	20

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	19	14

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	106	102

Morgan Stanley ABS Capital I
0.296% due 11/25/2036	183	176

Option One Mortgage Loan Trust
0.296% due 01/25/2037	89	87

Park Place Securities, Inc.
0.558% due 10/25/2034	571	514

Securitized Asset-Backed Receivables LLC Trust
0.306% due 12/25/2036	182	96

SLM Student Loan Trust
0.494% due 10/27/2014	810	809
0.804% due 01/25/2015	140	139
2.004% due 04/25/2023	2,611	2,715

Structured Asset Securities Corp.
0.536% due 01/25/2033	45	27

Total Asset-Backed Securities (Cost $19,380)		17,498

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049	500	446

Total Convertible Preferred Securities (Cost $360)		446

PREFERRED STOCKS 1.1%

DG Funding Trust
0.652% due 12/31/2049	510	4,354

Total Preferred Stocks (Cost $5,100)		4,354

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 15.3%

REPURCHASE AGREEMENTS 0.9%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$1,000	1,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $1,028. Repurchase proceeds are $1,000.)

See Accompanying Notes	Semiannual Report	September 30, 2009	101

Schedule of Investments  Low Duration Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$2,542	$2,542
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $2,595. Repurchase proceeds are $2,542.)

		3,542

U.S. CASH MANAGEMENT BILLS 0.1%
0.190% due 04/01/2010 (d)	280	280

U.S. TREASURY BILLS 0.1%
0.207% due 03/11/2010 - 03/25/2010 (b)(d)	360	360

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 14.2%
5,388,119	$53,951

Total Short-Term Instruments (Cost $58,137)	58,133

Total Investments 111.3% (Cost $423,918)	$424,395

Written Options (h) (0.1%) (Premiums $425)	(262)

Other Assets and Liabilities (Net) (11.2%)	(42,878)

Net Assets 100.0%	$381,255

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $640 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $4,145 at a weighted average interest rate of (0.587)%. On September 30, 2009, there were no open reverse repurchase agreements.
(f)	Cash of $867 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	380	$782
90-Day Eurodollar December Futures	Long	12/2010	83	47
90-Day Eurodollar June Futures	Long	06/2010	74	118
90-Day Eurodollar March Futures	Long	03/2010	40	228
90-Day Eurodollar September Futures	Long	09/2010	6	0
U.S. Treasury 2-Year Note December Futures	Long	12/2009	12	(1)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	74	120
U.S. Treasury 10-Year Note December Futures	Long	12/2009	79	134

				$1,428

(g)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	8.112%	$300	$(51)	$0	$(51)
American International Group, Inc.	GSC	1.380%	06/20/2013	8.099%	500	(99)	0	(99)
American International Group, Inc.	RBS	1.360%	06/20/2013	8.099%	500	(100)	0	(100)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	1.471%	1,100	(1)	0	(1)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	500	(1)	0	(1)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	200	0	0	0
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	100	0	0	0
General Electric Capital Corp.	CITI	5.000%	06/20/2010	1.424%	300	8	(1)	9
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	300	23	0	23
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	300	27	0	27
General Electric Capital Corp.	CITI	4.850%	12/20/2013	2.021%	400	44	0	44
General Electric Capital Corp.	DUB	5.000%	12/20/2009	1.424%	200	3	2	1
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.021%	300	26	0	26
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.021%	400	43	0	43
Procter & Gamble Co.	GSC	1.000%	06/20/2014	0.406%	7,100	192	65	127

						$114	$66	$48

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

102	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	$6,200	$203	$(61)	$264
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	16,800	549	82	467
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	3,000	178	109	69
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	700	41	22	19
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	1,500	89	53	36
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY	4,400	202	0	202
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM	3,000	138	0	138
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP	7,400	341	0	341
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC	7,200	331	0	331
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS	600	28	0	28
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	11,000	614	235	379

						$2,714	$440	$2,274

(h)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	$500	$4	$2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	28
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	8	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	39	23
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	900	6	2
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	3,000	28	13
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	1,000	8	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	39,000	283	181
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	700	7	5

							$425	$262

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	25	$27,000	$139
Sales	0	61,600	441
Closing Buys	(25)	(31,500)	(155)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	0	$57,100	$425

(i)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$58,600	$60,841	$61,100
Fannie Mae	6.000%	10/01/2039	9,500	9,986	10,021
Fannie Mae	6.000%	11/01/2039	10,000	10,495	10,517

				$81,322	$81,638

See Accompanying Notes	Semiannual Report	September 30, 2009	103

Schedule of Investments  Low Duration Fund II  (Cont.)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$73,611	$0	$73,611
U.S. Government Agencies	0	179,281	879	180,160
U.S. Treasury Obligations	0	60,626	0	60,626
Mortgage-Backed Securities	0	28,201	160	28,361
Short-Term Instruments	53,952	4,181	0	58,133
Other Investments +++	446	23,058	0	23,504

Investments, at value	$54,398	$368,958	$1,039	$424,395

Short Sales, at value	$0	$(81,638)	$0	$(81,638)

Financial Derivative Instruments ++++	$1,428	$2,060	$0	$3,488

Total	$55,826	$289,380	$1,039	$346,245

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$903	$(18)	$(1)	$0	$(5)	$0	$879	$(5)
Mortgage-Backed Securities	0	(29)	(1)	0	10	180	160	6

Investments, at value	$903	$(47)	$(2)	$0	$5	$180	$1,039	$1

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,429	$0	$0	$0	$0	$1,429
Unrealized appreciation on swap agreements	2,274	0	300	0	0	2,574

	$3,703	$0	$300	$0	$0	$4,003

Liabilities:
Written options outstanding	$262	$0	$0	$0	$0	$262
Variation margin payable ^^	1	0	0	0	0	1
Unrealized depreciation on swap agreements	0	0	252	0	0	252

	$263	$0	$252	$0	$0	$515

104	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(92)	$0	$0	$0	$0	$(92)
Net realized gain (loss) on futures contracts, written options and swaps	2,569	0	(578)	0	0	1,991

	$2,477	$0	$(578)	$0	$0	$1,899

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(794)	$0	$0	$0	$0	$(794)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,040	0	1,929	0	0	2,969

	$246	$0	$1,929	$0	$0	$2,175

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	105

Schedule of Investments  Low Duration Fund III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 21.9%

BANKING & FINANCE 19.1%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$200	$213

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	200	192

Bank of America Corp.
0.770% due 08/15/2016	100	82
2.100% due 04/30/2012	2,200	2,232

Bank of America N.A.
1.059% due 05/12/2010	2,200	2,199

Barclays Bank PLC
5.000% due 09/22/2016	400	406

Bear Stearns Cos. LLC
0.549% due 05/18/2010	300	300

Calabash Re Ltd.
8.699% due 01/08/2010	300	297
11.199% due 01/08/2010	300	298

CIT Group, Inc.
0.704% due 02/13/2012	500	330

Citibank N.A.
1.625% due 03/30/2011	100	101
1.875% due 05/07/2012	200	202
1.875% due 06/04/2012	100	101

Citigroup Capital XXI
8.300% due 12/21/2057	800	719

Citigroup Funding, Inc.
2.250% due 12/10/2012	400	406

Citigroup, Inc.
0.313% due 12/28/2009	1,100	1,099
0.579% due 05/18/2010	1,100	1,095
2.125% due 04/30/2012	300	305
5.125% due 02/14/2011	300	306
5.500% due 04/11/2013	700	717
5.625% due 08/27/2012	200	202
8.500% due 05/22/2019	100	113

Commonwealth Bank of Australia
0.925% due 07/12/2013	1,300	1,297

Credit Agricole S.A.
0.422% due 05/28/2010	200	199

Danske Bank A/S
2.500% due 05/10/2012	500	506

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	100
7.375% due 10/28/2009	200	200
7.875% due 06/15/2010	500	502

General Electric Capital Corp.
1.800% due 03/11/2011	100	101
2.000% due 09/28/2012	800	805
3.000% due 12/09/2011	2,900	3,003

Goldman Sachs Group, Inc.
5.300% due 02/14/2012	700	740

HSBC Finance Corp.
0.714% due 05/10/2010	100	100

ICICI Bank Ltd.
1.050% due 01/12/2010	300	294

ING Bank NV
3.900% due 03/19/2014	300	309

KeyBank N.A.
2.598% due 06/02/2010	300	299

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	300	52
2.951% due 05/25/2010 (a)	100	17

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.011% due 12/23/2010 (a)	$200	$34
5.625% due 01/24/2013 (a)	300	54

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	300	300
0.544% due 06/05/2012	700	674
0.683% due 11/01/2011	700	679
0.704% due 07/25/2011	300	292

Metropolitan Life Global Funding I
0.480% due 05/17/2010	400	399

Morgan Stanley
0.599% due 01/15/2010	300	300
0.760% due 01/18/2011	400	396
3.250% due 12/01/2011	600	625

National Australia Bank Ltd.
2.550% due 01/13/2012	800	816

Pacific Life Global Funding
5.150% due 04/15/2013	1,200	1,256

Principal Life Income Funding Trusts
0.600% due 11/15/2010	100	98

Regions Bank
3.250% due 12/09/2011	900	937

Royal Bank of Scotland Group PLC
0.785% due 10/14/2016	100	80
0.854% due 04/08/2011	1,000	1,003
6.375% due 02/01/2011	200	200

SLM Corp.
0.499% due 03/15/2011	500	450
0.664% due 07/26/2010	100	95

SunTrust Bank
6.375% due 04/01/2011	500	518

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	1,100	1,164

UBS AG
1.392% due 05/05/2010	800	802

Wells Fargo & Co.
7.980% due 03/29/2049	4,100	3,752

Westpac Banking Corp.
3.250% due 12/16/2011	700	726

		36,089

INDUSTRIALS 1.5%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	500	493

Gaz Capital S.A.
7.510% due 07/31/2013	500	531

Home Depot, Inc.
0.420% due 12/16/2009	600	600

Kimberly-Clark Corp.
0.588% due 07/30/2010	400	401

PACCAR, Inc.
6.875% due 02/15/2014	700	789

		2,814

UTILITIES 1.3%

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	1,100	1,194

Verizon Wireless Capital LLC
3.025% due 05/20/2011	100	103
5.250% due 02/01/2012	1,000	1,069

		2,366

Total Corporate Bonds & Notes (Cost $41,300)		41,269

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.2%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	$400	$402

Total Municipal Bonds & Notes (Cost $400)		402

U.S. GOVERNMENT AGENCIES 21.5%

Fannie Mae
0.346% due 01/25/2021	570	559
0.446% due 10/27/2037	1,900	1,797
0.596% due 09/25/2042	220	205
0.646% due 05/25/2031	164	160
2.251% due 07/01/2042	56	56
2.301% due 09/01/2041	139	139
2.451% due 09/01/2040	22	22
2.998% due 11/01/2035	62	63
3.512% due 05/01/2035	90	92
3.570% due 08/01/2029	197	197
3.623% due 03/01/2035	12	13
4.004% due 11/01/2035	155	160
4.394% due 11/01/2034	49	51
4.500% due 08/01/2035	451	472
4.634% due 07/01/2035	80	83
5.000% due 03/25/2017 - 11/01/2024	569	592
5.500% due 02/01/2017 - 04/01/2038	19,534	20,662
5.796% due 02/01/2031	50	50
6.000% due 03/01/2017 - 07/01/2038	5,221	5,524
6.250% due 02/01/2011	900	954
6.500% due 11/01/2039 - 12/25/2042	116	124

Federal Home Loan Bank
3.375% due 06/24/2011	300	312

Freddie Mac
0.286% due 12/25/2036	344	315
0.393% due 07/15/2019 - 08/15/2019	692	678
0.593% due 12/15/2030	52	52
0.643% due 06/15/2018	37	37
0.693% due 11/15/2030	12	12
1.125% due 06/01/2011	2,300	2,313
2.251% due 02/25/2045	105	99
4.712% due 06/01/2035	355	368
4.715% due 08/01/2035	406	419
4.925% due 07/01/2035	148	154
5.000% due 11/01/2018 - 07/15/2024	166	173
5.250% due 07/18/2011	200	216
5.500% due 11/01/2039	1,300	1,356
6.000% due 03/01/2016 - 10/01/2039	460	486
6.500% due 07/25/2043	168	181

Ginnie Mae
4.000% due 02/20/2032	38	39
4.375% due 06/20/2027 - 05/20/2030	81	83
6.000% due 03/15/2037 - 10/01/2039	349	369
6.500% due 04/15/2036	799	851
8.500% due 10/20/2026	14	16

Total U.S. Government Agencies (Cost $39,268)		40,504

U.S. TREASURY OBLIGATIONS 57.1%

U.S. Treasury Notes
0.875% due 12/31/2010	3,400	3,416
0.875% due 02/28/2011	1,900	1,908

106	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.875% due 03/31/2011	$2,200	$2,209
0.875% due 04/30/2011	28,000	28,090
0.875% due 05/31/2011 (e)	12,600	12,636
1.000% due 08/31/2011	2,100	2,105
1.000% due 09/30/2011	57,400	57,476

Total U.S. Treasury Obligations (Cost $107,701)		107,840

MORTGAGE-BACKED SECURITIES 6.3%

American Home Mortgage Investment Trust
3.098% due 10/25/2034	272	198
4.390% due 02/25/2045	59	48

Banc of America Funding Corp.
3.487% due 05/25/2035	1,704	1,605

Bear Stearns Adjustable Rate Mortgage Trust
4.617% due 10/25/2035	273	268
5.273% due 02/25/2033	4	4
5.394% due 01/25/2034	49	46
5.432% due 04/25/2033	97	93
5.622% due 02/25/2033	6	6

Bear Stearns Alt-A Trust
5.355% due 05/25/2035	192	129
5.490% due 09/25/2035	45	29

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	90
5.471% due 01/12/2045	300	279

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	112	95

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	314	269
2.850% due 12/25/2035	88	76
4.700% due 12/25/2035	63	54

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	400	349

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	24	24

Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	273	240
4.654% due 11/25/2034	151	112
5.250% due 02/20/2036	167	94

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	89

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	42	42

GMAC Mortgage Corp. Loan Trust
4.485% due 11/19/2035	89	74

Greenpoint Mortgage Funding Trust
0.326% due 01/25/2047	99	79

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	96
5.444% due 03/10/2039	300	267

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	244	224
5.999% due 08/10/2045	300	249

GSR Mortgage Loan Trust
3.717% due 06/25/2034	95	88
4.116% due 09/25/2035	485	449

JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051	300	256

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	63	64

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	33	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mellon Residential Funding Corp.
0.683% due 12/15/2030	$548	$470

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	300	234

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	35	25

Morgan Stanley Capital I
0.304% due 10/15/2020	69	53
5.809% due 12/12/2049	100	86

Prime Mortgage Trust
0.646% due 02/25/2019	8	8
0.646% due 02/25/2034	26	24

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	142	69
3.568% due 08/25/2034	257	204
3.750% due 02/25/2034	186	153

Structured Asset Mortgage Investments, Inc.
0.376% due 03/25/2037	289	133
0.496% due 07/19/2035	105	76
0.526% due 02/25/2036	61	34

Structured Asset Securities Corp.
3.535% due 01/25/2032	4	4
3.832% due 10/25/2035	103	63

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	300	237
0.333% due 09/15/2021	133	99

WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045	61	36
0.536% due 10/25/2045	31	17
0.620% due 11/25/2034	206	116
1.631% due 01/25/2047	71	33
2.301% due 06/25/2042	61	47
2.304% due 05/25/2041	21	19
3.099% due 09/25/2046	132	69

Washington Mutual MSC Mortgage Pass-Through Certificates
4.665% due 02/25/2033	14	12

Wells Fargo Mortgage-Backed Securities Trust
4.600% due 01/25/2034	3,651	3,482

Total Mortgage-Backed Securities (Cost $13,408)		11,917

ASSET-BACKED SECURITIES 3.2%

Asset-Backed Funding Certificates
0.306% due 01/25/2037	37	33

Atrium CDO Corp.
0.934% due 06/27/2015	568	483

BA Credit Card Trust
0.443% due 01/15/2013	400	399
0.463% due 04/16/2012	200	200
0.823% due 04/15/2013	200	200

Bear Stearns Asset-Backed Securities Trust
0.306% due 01/25/2037	131	116
1.246% due 10/25/2037	384	240

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	247	239
0.726% due 12/25/2031	23	12

First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	73	70

Ford Credit Auto Owner Trust
0.843% due 07/15/2010	27	27
1.210% due 01/15/2012	200	201

GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036	12	7

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.536% due 03/25/2034		$8	$8

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		22	15

Lehman XS Trust
0.326% due 11/25/2046		2,879	2,531

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		6	5

Morgan Stanley ABS Capital I
0.296% due 07/25/2036		39	24
0.296% due 11/25/2036		1,252	1,206

Securitized Asset-Backed Receivables LLC Trust
0.306% due 12/25/2036		91	48

Soundview Home Equity Loan Trust
0.326% due 01/25/2037		35	35

Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		18	17

Total Asset-Backed Securities (Cost $6,770)			6,116

SOVEREIGN ISSUES 0.8%

Export-Import Bank of Korea
8.125% due 01/21/2014		1,100	1,261

Korea Development Bank
0.728% due 04/03/2010		300	297

Total Sovereign Issues (Cost $1,396)			1,558

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	400	218

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	200	299

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		100	148

Total Foreign Currency-Denominated Issues (Cost $619)			665

		SHARES
PREFERRED STOCKS 0.3%

DG Funding Trust
0.652% due 12/31/2049		65	555

Total Preferred Stocks (Cost $687)			555

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.5%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2009		$743	743

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $760. Repurchase proceeds are $743.)

U.S. TREASURY BILLS 0.0%
0.189% due 03/25/2010 (c)		10	10

See Accompanying Notes	Semiannual Report	September 30, 2009	107

Schedule of Investments  Low Duration Fund III  (Cont.)

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.1%
11,140	$112

Total Short-Term Instruments (Cost $864)	865

Total Investments 112.2% (Cost $212,413)	$211,691

Written Options (g) (0.0%) (Premiums $214)	(89)

Other Assets and Liabilities (Net) (12.1%)	(22,851)

Net Assets 100.0%	$188,751

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $10 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $17,640 at a weighted average interest rate of 0.369%. On September 30, 2009, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $16 and cash of $342 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	3	$0
90-Day Euribor March Futures	Long	03/2010	6	0
90-Day Eurodollar December Futures	Long	12/2009	107	226
90-Day Eurodollar December Futures	Long	12/2010	18	15
90-Day Eurodollar June Futures	Long	06/2010	16	24
90-Day Eurodollar March Futures	Long	03/2010	14	79
90-Day Eurodollar September Futures	Long	09/2010	3	2
U.S. Treasury 2-Year Note December Futures	Long	12/2009	6	0
U.S. Treasury 5-Year Note December Futures	Long	12/2009	10	13
U.S. Treasury 10-Year Note December Futures	Long	12/2009	14	35
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2	0

				$394

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	GSC	1.380%	06/20/2013	8.099%	$300	$(60)	$0	$(60)
American International Group, Inc.	RBS	1.360%	06/20/2013	8.099%	300	(60)	0	(60)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	200	(1)	0	(1)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	200	(1)	0	(1)
General Electric Capital Corp.	BCLY	4.400%	12/20/2013	2.021%	100	9	0	9
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	2.021%	200	21	0	21
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	200	(1)	0	(1)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.977%	100	(2)	0	(2)
General Electric Capital Corp.	BNP	1.300%	03/20/2013	1.977%	100	(2)	0	(2)
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.504%	200	(1)	0	(1)
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	300	23	0	23
General Electric Capital Corp.	CITI	4.200%	12/20/2013	2.021%	300	26	0	26
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	200	18	0	18
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	200	(1)	0	(1)
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.021%	300	26	0	26
JSC Gazprom	MSC	0.860%	11/20/2011	2.310%	400	(11)	0	(11)
JSC Gazprom	MSC	2.480%	02/20/2013	2.634%	1,000	(2)	0	(2)
SLM Corp.	BNP	5.050%	03/20/2013	8.870%	200	(20)	0	(20)

						$(39)	$0	$(39)

108	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,070	$16	$0	$16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	97	1	0	1

					$17	$0	$17

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	600	$1	$0	$1
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		400	1	0	1
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		400	6	(1)	7
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		400	7	0	7
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		200	4	0	4
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		200	4	0	4
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		6,700	220	(5)	225
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$2,000	43	42	1
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		5,300	114	111	3
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		1,900	62	(19)	81
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		6,200	203	49	154
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	71	44	27
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		900	41	0	41
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		1,600	74	0	74
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		2,200	101	0	101
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		1,200	67	26	41
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		1,000	36	0	36
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS		300	11	0	11
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		100	4	(2)	6
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	1,900	1	0	1
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS	GBP	100	13	0	13

							$1,084	$245	$839

(g)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$ 5,000	$52	$7
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	1,000	9	0
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	1,000	6	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	1,000	10	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	6,100	34	11
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	10,000	103	67

							$214	$89

See Accompanying Notes	Semiannual Report	September 30, 2009	109

Schedule of Investments  Low Duration Fund III  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR	Premium
Balance at 03/31/2009	9	$9,500	EUR 1,000	$57
Sales	93	34,100	0	278
Closing Buys	(101)	(19,500)	(1,000)	(120)
Expirations	0	0	0	0
Exercised	(1)	0	0	(1)

Balance at 09/30/2009	0	$24,100	EUR 0	$214

(h)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$4,300	$4,464	$4,483
Fannie Mae	6.000%	10/01/2039	1,000	1,051	1,055
Fannie Mae	6.000%	11/01/2039	4,000	4,198	4,207

				$9,713	$9,745

(i)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	167	11/2009	RBS	$2	$0	$2
Buy	BRL	831	10/2009	CITI	64	0	64
Sell		831	10/2009	DUB	0	(28)	(28)
Buy		831	02/2010	DUB	28	0	28
Buy	CAD	158	10/2009	CITI	1	0	1
Buy	CNY	182	03/2010	BCLY	0	0	0
Buy		183	03/2010	HSBC	0	0	0
Buy		1,102	03/2010	JPM	0	(2)	(2)
Buy		234	08/2010	HSBC	0	0	0
Buy		459	08/2010	JPM	0	0	0
Buy		448	08/2010	MSC	0	0	0
Sell	GBP	253	10/2009	BNP	18	0	18
Sell	JPY	13	10/2009	BNP	0	0	0
Sell		23,008	10/2009	RBC	0	(3)	(3)
Sell		4,479	10/2009	RBS	0	(1)	(1)
Buy	KRW	16,094	11/2009	DUB	1	0	1
Buy		32,331	11/2009	JPM	1	0	1
Buy		16,078	11/2009	MSC	1	0	1
Buy	MYR	92	11/2009	BCLY	0	0	0
Buy		46	11/2009	BOA	0	0	0
Buy		46	11/2009	RBS	0	0	0
Sell	SEK	12,648	10/2009	HSBC	1	0	1
Buy		12,648	10/2009	RBS	176	0	176
Buy		12,648	12/2009	HSBC	0	(1)	(1)
Buy	SGD	38	11/2009	DUB	1	0	1
Buy		38	11/2009	HSBC	1	0	1
Buy	TWD	849	11/2009	GSC	1	0	1
Buy		852	11/2009	HSBC	1	0	1

					$297	$(35)	$262

110	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$41,269	$0	$41,269
U.S. Government Agencies	0	38,707	1,797	40,504
U.S. Treasury Obligations	0	107,840	0	107,840
Mortgage-Backed Securities	0	11,854	63	11,917
Other Investments +++	112	10,049	0	10,161

Investments, at value	$112	$209,719	$1,860	$211,691

Short Sales, at value	$0	$(9,745)	$0	$(9,745)

Financial Derivative Instruments ++++	$394	$990	$0	$1,384

Total	$506	$200,964	$1,860	$203,330

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$0	$0	$3	$0	$83	$1,711	$1,797	$84
Mortgage-Backed Securities	0	(11)	1	0	6	67	63	1
Other Investments +++	23	(5)	0	0	(1)	(17)	0	0

Investments, at value	$23	$(16)	$4	$0	$88	$1,761	$1,860	$85

Financial Derivative Instruments ++++	$3	$0	$0	$0	$(3)	$0	$0	$0

Total	$26	$(16)	$4	$0	$85	$1,761	$1,860	$85

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$395	$0	$0	$0	$0	$395
Unrealized appreciation on foreign currency contracts	0	297	0	0	0	297
Unrealized appreciation on swap agreements	839	0	140	0	0	979

	$1,234	$297	$140	$0	$0	$1,671

Liabilities:
Written options outstanding	$89	$0	$0	$0	$0	$89
Variation margin payable ^^	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	35	0	0	0	35
Unrealized depreciation on swap agreements	0	0	162	0	0	162

	$90	$35	$162	$0	$0	$287

See Accompanying Notes	Semiannual Report	September 30, 2009	111

Schedule of Investments  Low Duration Fund III  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$35	$0	$0	$0	$0	$35
Net realized gain (loss) on futures contracts, written options and swaps	1,820	0	(653)	0	0	1,167
Net realized (loss) on foreign currency transactions	0	(304)	0	0	0	(304)

	$1,855	$(304)	$(653)	$0	$0	$898

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(232)	$0	$0	$0	$0	$(232)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(612)	0	1,632	0	0	1,020
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	566	0	0	0	566

	$(844)	$566	$1,632	$0	$0	$1,354

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

112	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Moderate Duration Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
4.250% due 08/03/2012	$7,840	$7,558

Total Bank Loan Obligations (Cost $7,568)		7,558

CORPORATE BONDS & NOTES 24.5%

BANKING & FINANCE 19.2%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,238

American Express Bank FSB
0.544% due 06/12/2017	18,000	14,642

American Express Centurion Bank
5.550% due 10/17/2012	3,200	3,395

American General Finance Corp.
6.900% due 12/15/2017	13,000	9,105

American International Group, Inc.
0.620% due 10/18/2011	200	176
4.950% due 03/20/2012	1,700	1,531
5.375% due 10/18/2011	100	93
5.850% due 01/16/2018	100	73
8.250% due 08/15/2018	2,400	2,043

ANZ National International Ltd.
6.200% due 07/19/2013	2,600	2,848

Bank of America Corp.
0.591% due 11/06/2009	1,900	1,900
0.624% due 08/13/2010	15,010	14,993
0.770% due 08/15/2016	900	742
4.500% due 08/01/2010	265	271
6.250% due 04/15/2012	415	441

Bank of America N.A.
0.579% due 06/15/2016	17,500	14,964

Bank of Scotland PLC
0.374% due 12/08/2010	2,600	2,540

Bear Stearns Cos. LLC
0.910% due 07/19/2010	15,500	15,542
6.950% due 08/10/2012	8,100	9,024

Bellsouth Capital Funding Corp.
7.750% due 02/15/2010	427	438

CIT Group, Inc.
0.704% due 02/13/2012	10,000	6,605

Citibank N.A.
1.875% due 05/07/2012	700	705
1.875% due 06/04/2012	400	403

Citigroup Capital XXI
8.300% due 12/21/2057	12,500	11,234

Citigroup Funding, Inc.
2.250% due 12/10/2012	1,400	1,420

Citigroup, Inc.
0.313% due 12/28/2009	2,100	2,097
2.125% due 04/30/2012	2,800	2,842
5.500% due 04/11/2013	14,500	14,855
5.625% due 08/27/2012	1,800	1,822
6.500% due 08/19/2013	880	925
8.500% due 05/22/2019	1,300	1,470

Credit Agricole S.A.
0.422% due 05/28/2010	2,900	2,888

Dexia Credit Local
0.939% due 09/23/2011	3,000	3,031

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	2,200	2,200
7.250% due 10/25/2011	400	389
7.375% due 10/28/2009	2,100	2,101

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.375% due 02/01/2011	$2,000	$1,990
7.875% due 06/15/2010	1,500	1,507
8.000% due 12/15/2016	1,000	929
8.625% due 11/01/2010	700	708

General Electric Capital Corp.
0.510% due 08/15/2011	100	98
1.800% due 03/11/2011	3,700	3,747
2.000% due 09/28/2012	2,800	2,818

GMAC LLC
6.000% due 12/15/2011	500	459
6.875% due 08/28/2012	7,600	6,931

Goldman Sachs Group, Inc.
0.651% due 02/06/2012	4,600	4,528
0.905% due 07/22/2015	5,649	5,265
5.125% due 01/15/2015	385	403
5.750% due 10/01/2016	410	430

HSBC Finance Corp.
0.564% due 10/21/2009	2,300	2,300

ICICI Bank Ltd.
1.050% due 01/12/2010	4,700	4,607

International Lease Finance Corp.
5.300% due 05/01/2012	10,000	8,410
5.450% due 03/24/2011	4,496	4,146
5.625% due 09/15/2010	10,000	9,545

JPMorgan Chase Bank N.A.
0.630% due 06/13/2016	6,600	6,148

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	9,600	1,656
2.951% due 05/25/2010 (a)	2,500	431
5.625% due 01/24/2013 (a)	2,500	453

Longpoint Re Ltd.
5.549% due 05/08/2010	1,300	1,300

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	3,700	3,700
0.544% due 06/05/2012	10,500	10,103

Morgan Stanley
0.599% due 01/15/2010	9,700	9,696
2.550% due 05/14/2010	4,200	4,247

Mystic Re Ltd.
10.361% due 06/07/2011	1,100	1,112

National Australia Bank Ltd.
0.914% due 02/08/2010	18,400	18,399

Osiris Capital PLC
5.509% due 01/15/2010	1,600	1,599

Petroleum Export Ltd.
5.265% due 06/15/2011	342	334

Pricoa Global Funding I
5.400% due 10/18/2012	10,890	11,446

Principal Life Income Funding Trusts
5.300% due 04/24/2013	1,900	1,951

Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010	500	512

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	2,500	2,507

SLM Corp.
0.664% due 07/26/2010	10,000	9,502

Wachovia Corp.
0.411% due 12/01/2009	6,000	6,000
5.500% due 05/01/2013	400	428

Wells Fargo & Co.
7.980% due 03/29/2049	41,400	37,881

		340,212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 3.9%

Amgen, Inc.
6.150% due 06/01/2018	$6,200	$7,024

BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	90	96

Comcast Corp.
4.950% due 06/15/2016	220	225
5.300% due 01/15/2014	200	214

Gaz Capital S.A.
8.625% due 04/28/2034	17,900	19,683

Kinder Morgan Energy Partners LP
7.500% due 11/01/2010	205	215

Pemex Project Funding Master Trust
9.125% due 10/13/2010	45	48

Philip Morris International, Inc.
4.875% due 05/16/2013	16,300	17,336

Roche Holdings, Inc.
2.393% due 02/25/2011	13,500	13,872

Tennessee Gas Pipeline Co.
7.000% due 03/15/2027	7,800	8,329

Time Warner, Inc.
0.684% due 11/13/2009	2,700	2,701

		69,743

UTILITIES 1.4%

AT&T, Inc.
0.572% due 02/05/2010	1,700	1,702
5.100% due 09/15/2014	410	443
5.500% due 02/01/2018	290	303
6.250% due 03/15/2011	333	355

British Telecommunications PLC
9.125% due 12/15/2010	540	582

Dominion Resources, Inc.
5.150% due 07/15/2015	90	96
5.600% due 11/15/2016	210	224

Nevada Power Co.
7.125% due 03/15/2019	1,130	1,288

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	185	211

Pacific Gas & Electric Co.
4.800% due 03/01/2014	226	241

Progress Energy, Inc.
6.850% due 04/15/2012	139	151

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	461	463

Verizon Communications, Inc.
5.550% due 02/15/2016	270	293
6.100% due 04/15/2018	16,000	17,313

Verizon Global Funding Corp.
7.375% due 09/01/2012	280	319

		23,984

Total Corporate Bonds & Notes (Cost $436,223)		433,939

MUNICIPAL BONDS & NOTES 0.1%

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	110
7.550% due 04/01/2039	100	111

See Accompanying Notes	Semiannual Report	September 30, 2009	113

Schedule of Investments  Moderate Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.250% due 06/01/2019	$1,230	$1,293

Total Municipal Bonds & Notes (Cost $1,528)		1,620

U.S. GOVERNMENT AGENCIES 41.0%

Fannie Mae
0.306% due 07/25/2037	3,734	3,369
0.646% due 11/25/2032	7	7
4.500% due 10/01/2024	900	932
4.802% due 01/01/2027	72	72
4.827% due 06/01/2035	11,166	11,642
5.000% due 10/01/2024 - 11/01/2039	191,753	198,775
5.500% due 03/01/2016 - 10/01/2039	114,394	120,515
5.500% due 09/01/2034 (g)	84,686	89,005
6.000% due 09/25/2016 - 10/01/2039	155,658	164,566
6.500% due 01/01/2013 - 06/25/2044	15,753	17,482
7.000% due 05/01/2012 - 05/01/2032	164	180
7.500% due 03/01/2015 - 07/25/2041	307	340
8.000% due 06/01/2015 - 08/01/2031	49	55
12.000% due 05/01/2016	1	2

Federal Home Loan Bank
3.375% due 06/24/2011	600	625

Federal Housing Administration
7.430% due 04/01/2022 - 06/01/2023	239	240

Freddie Mac
0.393% due 07/15/2019 - 08/15/2019	9,052	8,876
1.125% due 06/01/2011	3,900	3,923
4.000% due 05/01/2019	74	77
4.500% due 05/01/2018 - 05/01/2034	683	719
5.000% due 04/15/2016 - 01/01/2037	4,818	5,001
5.250% due 07/18/2011	400	431
5.500% due 06/01/2017 - 11/01/2039	14,125	14,786
6.000% due 09/01/2013 - 06/01/2036	1,380	1,470
6.500% due 07/25/2043	4	5
7.000% due 04/01/2032	25	27
7.500% due 05/01/2015	1	1
8.000% due 01/01/2012	3	3
8.500% due 04/15/2025	204	222

Ginnie Mae
0.780% due 10/16/2030	24	23
0.841% due 02/16/2030	539	535
0.980% due 02/16/2030	340	339
4.125% due 11/20/2017 - 11/20/2025	51	52
4.375% due 03/20/2020 - 03/20/2028	250	256
5.000% due 09/15/2017 - 12/15/2017	118	125
5.500% due 01/15/2017 - 09/20/2034	14,819	15,634
6.000% due 07/20/2015 - 08/20/2034	107	114
6.500% due 01/20/2034 - 08/20/2034	80	86

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 07/15/2031 - 12/15/2032	$78	$86
7.500% due 04/20/2027 - 01/15/2031	394	423
8.000% due 04/15/2017 - 11/15/2022	831	911
9.000% due 10/15/2017	2	2
9.500% due 08/15/2021 - 12/15/2021	14	16

Small Business Administration
4.340% due 03/01/2024	55	57
4.504% due 02/01/2014	30	31
4.727% due 02/10/2019	40,906	41,984
4.750% due 07/01/2025	14,247	15,075
5.130% due 09/01/2023	14	15
6.090% due 07/01/2011	31	31
6.640% due 02/01/2011	539	566
7.449% due 08/01/2010	681	704

U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,159
5.290% due 08/01/2017	5,000	5,373

Total U.S. Government Agencies (Cost $708,013)		727,945

U.S. TREASURY OBLIGATIONS 36.8%

U.S. Treasury Bonds
3.500% due 02/15/2039	300	272
4.250% due 05/15/2039	1,600	1,656
4.375% due 02/15/2038 (g)	200	211

U.S. Treasury Notes
0.875% due 02/28/2011	11,600	11,649
0.875% due 03/31/2011	14,000	14,054
0.875% due 12/31/2010 (g)	20,900	20,999
0.875% due 04/30/2011 (g)	143,450	143,910
0.875% due 05/31/2011 (g)	60,600	60,775
1.000% due 09/30/2011	314,700	315,118
1.000% due 07/31/2011 (g)	927	930
1.000% due 08/31/2011 (g)	79,500	79,680
2.375% due 09/30/2014	3,000	3,009

Total U.S. Treasury Obligations (Cost $651,137)		652,263

MORTGAGE-BACKED SECURITIES 3.1%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,606	1,296
5.660% due 09/25/2045	8,326	5,264

Banc of America Funding Corp.
3.487% due 05/25/2035	2,663	2,507

Bear Stearns Adjustable Rate Mortgage Trust
5.273% due 02/25/2033	81	78
5.622% due 02/25/2033	146	143

Bear Stearns Alt-A Trust
5.355% due 05/25/2035	3,679	2,480
5.490% due 09/25/2035	909	577

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	90
5.471% due 01/12/2045	300	279

Citigroup Mortgage Loan Trust, Inc.
4.748% due 08/25/2035	11,701	10,093

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	524

Countrywide Alternative Loan Trust
6.000% due 10/25/2032	1	1

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	317	165

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.635% due 02/20/2035	$3,784	$3,325
4.654% due 11/25/2034	2,114	1,572

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	89
6.423% due 02/15/2041	12,100	9,946

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	60	50

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	96
5.444% due 03/10/2039	200	178

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	2,954	2,721
5.999% due 08/10/2045	700	581

Indymac ARM Trust
4.196% due 01/25/2032	83	61

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	85
5.882% due 02/15/2051	200	171

JPMorgan Mortgage Trust
5.012% due 02/25/2035	1,789	1,715

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	313

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	1,306	752

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	355	255

Morgan Stanley Capital I
5.809% due 12/12/2049	100	86

Prime Mortgage Trust
0.646% due 02/25/2019	76	72
0.646% due 02/25/2034	480	435

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035	1,438	1,043

Structured Asset Securities Corp.
4.565% due 02/25/2032	32	28

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	1,710	1,617

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	3,372	2,670
5.509% due 04/15/2047	300	231

WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	820	444
2.101% due 11/25/2042	281	175
2.723% due 02/27/2034	7	6

Wells Fargo Mortgage-Backed Securities Trust
4.948% due 03/25/2036	4,307	3,294

Total Mortgage-Backed Securities (Cost $64,176)		55,508

ASSET-BACKED SECURITIES 2.9%

Ally Auto Receivables Trust
1.320% due 03/15/2012	2,100	2,081

Asset-Backed Funding Certificates
0.306% due 01/25/2037	606	537

BA Credit Card Trust
0.823% due 04/15/2013	2,100	2,098

Bank of America Auto Trust
1.700% due 12/15/2011	1,700	1,705

Brazos Student Finance Corp.
1.114% due 06/01/2023	124	124

114	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Franklin Mortgage Loan Asset-Backed Certificates
0.356% due 11/25/2036		$12,500	$10,688

Ford Credit Auto Owner Trust
1.663% due 06/15/2012		30,000	30,305
2.000% due 12/15/2011		700	706

Freemont Home Loan Owner Trust
1.036% due 12/25/2029		185	119

HFC Home Equity Loan Asset-Backed Certificates
0.536% due 01/20/2034		2,454	2,077

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		462	312

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		87	66

SLM Student Loan Trust
0.804% due 01/25/2015		628	628

Total Asset-Backed Securities (Cost $51,794)			51,446

SOVEREIGN ISSUES 0.3%

Hydro Quebec
0.750% due 09/29/2049		5,000	3,347

Republic of Korea
4.250% due 06/01/2013		135	139

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012		1,000	1,001

Total Sovereign Issues (Cost $5,757)			4,487

FOREIGN CURRENCY-DENOMINATED ISSUES 1.0%

CIT Group, Inc.
1.176% due 06/20/2013	EUR	4,000	3,600

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		1,000	1,498

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Capital Corp.
0.663% due 03/03/2010	CHF	8,200	$7,889

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	2,000	2,954

Sumitomo Mitsui Banking Corp.
1.269% due 06/02/2049	JPY	200,000	2,164

Total Foreign Currency-Denominated Issues (Cost $15,849)			18,105

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		4,000	15

Wells Fargo & Co.
7.500% due 12/31/2049		12,100	10,805

Total Convertible Preferred Securities (Cost $8,411)			10,820

PREFERRED STOCKS 0.4%

DG Funding Trust
0.652% due 12/31/2049		912	7,786

Total Preferred Stocks (Cost $9,440)			7,786

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		$1,000	1,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $1,021. Repurchase proceeds are $1,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$7,675	$7,675
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $7,829. Repurchase proceeds are $7,675.)

		8,675

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)	280	280

U.S. TREASURY BILLS 0.1%
0.199% due 02/25/2010 - 03/25/2010 (b)(d)(e)	2,120	2,118

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.1%
	103,230	1,034

Total Short-Term Instruments (Cost $12,106)		12,107

Total Investments 111.8% (Cost $1,972,002)		$1,983,584

Written Options (i) (0.1%) (Premiums $2,179)		(1,243)

Other Assets and Liabilities (Net) (11.7%)		(207,628)

Net Assets 100.0%		$1,774,713

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $1,729 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $670 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $107,373 at a weighted average interest rate of 0.31%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $5,776 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	45	$(1)
90-Day Euribor March Futures	Long	03/2010	75	(5)
90-Day Eurodollar December Futures	Long	12/2009	1,492	3,061
90-Day Eurodollar December Futures	Long	12/2010	596	608
90-Day Eurodollar June Futures	Long	06/2010	531	772
90-Day Eurodollar March Futures	Long	03/2010	144	850
90-Day Eurodollar March Futures	Long	03/2011	95	11
90-Day Eurodollar September Futures	Long	09/2010	149	137
U.S. Treasury 2-Year Note December Futures	Long	12/2009	59	(3)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	2,555	2,993
U.S. Treasury 10-Year Note December Futures	Long	12/2009	104	167
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	56	(1)
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	22	0

See Accompanying Notes	Semiannual Report	September 30, 2009	115

Schedule of Investments  Moderate Duration Fund  (Cont.)

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	22	$0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	22	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	22	(1)

				$8,588

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	8.112%	$1,100	$(185)	$0	$(185)
American International Group, Inc.	DUB	1.630%	06/20/2013	8.099%	13,200	(2,525)	0	(2,525)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.574%	1,000	16	0	16
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	5.348%	1,000	9	0	9
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	300	(12)	0	(12)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.977%	12,100	(115)	0	(115)
General Electric Capital Corp.	BCLY	1.270%	06/20/2013	1.994%	15,000	(370)	0	(370)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	900	(4)	(11)	7
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	1,000	(1)	0	(1)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	600	(1)	0	(1)
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	800	(6)	0	(6)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	3,400	218	159	59
General Electric Capital Corp.	RBS	1.270%	06/20/2013	1.994%	10,000	(247)	0	(247)
GMAC, Inc.	BCLY	3.650%	09/20/2012	6.550%	1,000	(73)	0	(73)
GMAC, Inc.	GSC	3.200%	09/20/2012	6.550%	500	(42)	0	(42)
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	1,400	(59)	0	(59)
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.884%	200	0	(1)	1
JSC Gazprom	MSC	0.860%	11/20/2011	2.310%	5,700	(154)	0	(154)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.532%	700	(11)	0	(11)
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	3.269%	1,000	15	0	15
SLM Corp.	BNP	5.050%	03/20/2013	8.870%	1,600	(163)	0	(163)
SLM Corp.	BOA	5.000%	06/20/2010	9.954%	1,500	(49)	(79)	30
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	2,200	(115)	(225)	110

						$(3,874)	$(157)	$(3,717)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$1,880	$112	$237	$(125)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	12,900	52	137	(85)

						$164	$374	$(210)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$5,970	$(156)	$0	$(156)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(125)	0	(125)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,348	(34)	0	(34)
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	12,737	210	0	210
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,264	124	0	124
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	195	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	8	0	8
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,653	19	0	19
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,042	19	0	19

					$68	$0	$68

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

116	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	5,100	$296	$0	$296
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,400	88	0	88
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	7,400	12	0	12
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		4,800	12	0	12
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,900	6	0	6
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		3,600	53	(7)	60
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		3,600	56	(5)	61
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		3,200	64	4	60
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		2,900	66	3	63
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(41)	(47)	6
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		4,300	74	(2)	76
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		4,300	74	(2)	76
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	26	2	24
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$26,700	574	558	16
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		69,100	1,488	1,448	40
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		52,000	1,898	0	1,898
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		40,700	1,331	(400)	1,731
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		73,700	2,409	399	2,010
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		1,100	65	40	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,700	161	99	62
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		9,000	534	341	193
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		3,900	231	126	105
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,800	107	41	66
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		19,600	902	0	902
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		13,400	617	0	617
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		5,300	244	0	244
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		32,400	1,491	0	1,491
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		38,700	1,781	728	1,053
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		8,200	457	175	282
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	18,200	9	0	9
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	3,100	114	(33)	147
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		600	79	(1)	80

							$15,278	$3,467	$11,811

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	34	$19	$12
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	34	28	14

				$47	$26

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$6,000	$42	$28
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,900	38	23
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	177,300	1,480	822
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	3,300	33	22
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	4,000	27	7
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	67,800	512	315

							$2,132	$1,217

See Accompanying Notes	Semiannual Report	September 30, 2009	117

Schedule of Investments  Moderate Duration Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	46	$92,500	EUR	9,500	$607
Sales	68	291,900		0	2,466
Closing Buys	(46)	(88,100)		(9,500)	(740)
Expirations	0	(33,000)		0	(154)
Exercised	0	0		0	0

Balance at 09/30/2009	68	$263,300	EUR	0	$2,179

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2039	$4,000	$4,131	$4,184
Fannie Mae	5.500%	11/01/2039	94,300	97,887	98,323
Fannie Mae	6.000%	10/01/2039	19,000	19,947	20,042
Fannie Mae	6.000%	11/01/2039	135,700	142,441	142,718
Freddie Mac	5.500%	10/01/2039	6,000	6,264	6,286
Freddie Mac	6.000%	11/01/2039	900	947	947

				$271,617	$272,500

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,537	10/2009	JPM	$15	$0	$15
Buy		1,537	10/2009	RBS	78	0	78
Buy	BRL	21,473	10/2009	JPM	1,469	0	1,469
Sell		21,473	10/2009	RBS	0	(316)	(316)
Buy		975	02/2010	HSBC	10	0	10
Buy		21,473	02/2010	RBS	317	0	317
Buy	CAD	2,266	10/2009	CITI	22	0	22
Buy	CNY	2,546	03/2010	BCLY	0	(4)	(4)
Buy		2,552	03/2010	HSBC	0	(3)	(3)
Buy		15,540	03/2010	JPM	0	(23)	(23)
Buy		2,858	08/2010	HSBC	0	(1)	(1)
Buy		16,164	08/2010	JPM	0	(21)	(21)
Buy		5,419	08/2010	MSC	0	(3)	(3)
Sell	EUR	1,496	10/2009	BCLY	0	(46)	(46)
Sell		1,788	10/2009	BNP	0	(56)	(56)
Sell	GBP	3,483	10/2009	BNP	250	0	250
Buy	IDR	2,590,375	01/2010	BCLY	0	(3)	(3)
Sell	JPY	197,028	10/2009	BNP	0	(66)	(66)
Sell		216,933	10/2009	RBC	0	(25)	(25)
Sell		40,551	10/2009	RBS	0	(7)	(7)
Buy	KRW	205,508	11/2009	DUB	8	0	8
Buy		1,026,857	11/2009	JPM	26	0	26
Buy		205,300	11/2009	MSC	8	0	8
Buy	MXN	3,567	11/2009	CITI	0	(3)	(3)
Buy		3,570	11/2009	HSBC	0	(3)	(3)
Buy	MYR	1,168	11/2009	BCLY	6	0	6
Buy		585	11/2009	BOA	3	0	3
Buy		565	11/2009	RBS	3	0	3
Buy	SGD	478	11/2009	DUB	8	0	8
Buy		479	11/2009	HSBC	8	0	8
Buy		374	11/2009	UBS	1	0	1
Buy	TWD	10,811	11/2009	GSC	8	0	8
Buy		10,844	11/2009	HSBC	9	0	9

					$2,249	$(580)	$1,669

118	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$433,939	$0	$433,939
U.S. Government Agencies	0	727,705	240	727,945
U.S. Treasury Obligations	0	652,263	0	652,263
Other Investments +++	11,839	155,434	2,164	169,437

Investments, at value	$11,839	$1,969,341	$2,404	$1,983,584

Short Sales, at value	$0	$(272,500)	$0	$(272,500)

Financial Derivative Instruments ++++	$8,588	$8,378	$0	$16,966

Total	$20,427	$1,705,219	$2,404	$1,728,050

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$249	$(7)	$0	$0	$(2)	$0	$240	$(2)
Other Investments +++	1,902	0	0	0	262	0	2,164	262

Investments, at value	$2,151	$(7)	$0	$0	$260	$0	$2,404	$260

Financial Derivative Instruments ++++	$337	$0	$0	$0	$48	$(385)	$0	$0

Total	$2,488	$(7)	$0	$0	$308	$(385)	$2,404	$260

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$8,599	$0	$0	$0	$0	$8,599
Unrealized appreciation on foreign currency contracts	0	2,249	0	0	0	2,249
Unrealized appreciation on swap agreements	11,811	0	630	0	0	12,441

	$20,410	$2,249	$630	$0	$0	$23,289

Liabilities:
Written options outstanding	$1,243	$0	$0	$0	$0	$1,243
Variation margin payable ^^	11	0	0	0	0	11
Unrealized depreciation on foreign currency contracts	0	580	0	0	0	580
Unrealized depreciation on swap agreements	0	0	4,489	0	0	4,489

	$1,254	$580	$4,489	$0	$0	$6,323

See Accompanying Notes	Semiannual Report	September 30, 2009	119

Schedule of Investments  Moderate Duration Fund  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$320	$0	$0	$0	$0	$320
Net realized gain (loss) on futures contracts, written options and swaps	21,126	0	(13,557)	0	0	7,569
Net realized (loss) on foreign currency transactions	0	(3,280)	0	0	0	(3,280)

	$21,446	$(3,280)	$(13,557)	$0	$0	$4,609

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,852)	$0	$0	$0	$0	$(3,852)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(6,752)	0	28,509	0	0	21,757
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,213	0	0	0	4,213

	$(10,604)	$4,213	$28,509	$0	$0	$22,118

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

120	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.1%

Bank of Scotland PLC
0.240% due 06/18/2010	$3,000	$2,932

Goldman Sachs Group, Inc.
7.800% due 01/28/2010	2,500	2,556

HSBC Finance Corp.
0.714% due 05/10/2010	4,200	4,158

Merrill Lynch & Co., Inc.
2.709% due 05/12/2010	5,000	4,984

Morgan Stanley
2.550% due 05/14/2010	5,000	5,039

Total Corporate Bonds & Notes (Cost $19,669)		19,669

U.S. GOVERNMENT AGENCIES 9.6%

Fannie Mae
0.394% due 02/08/2010	7,000	7,002
3.000% due 07/12/2010	3,138	3,196
3.250% due 02/10/2010	7,000	7,057

Federal Farm Credit Bank
0.340% due 03/03/2010	11,000	11,002

Federal Home Loan Bank
0.293% due 12/02/2009	10,000	10,003

Freddie Mac
4.125% due 07/12/2010	977	1,004
6.875% due 09/15/2010	5,900	6,261

Total U.S. Government Agencies (Cost $45,525)		45,525

SHORT-TERM INSTRUMENTS 86.8%

CERTIFICATES OF DEPOSIT 2.4%

Dexia Credit Local S.A.
1.160% due 12/23/2009	11,500	11,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 51.7%

Barclays U.S. Funding LLC
0.700% due 02/05/2010	$10,000	$9,975

BNP Paribas Finance, Inc.
0.360% due 03/01/2010	5,500	5,492

Caisse d'Amortissement de la Dette Sociale
0.430% due 10/16/2009	7,400	7,399
0.470% due 10/07/2009	4,200	4,200

Citigroup Funding, Inc.
0.300% due 10/15/2009	2,000	2,000

Fannie Mae
0.448% due 02/22/2010	48,900	48,817

Federal Home Loan Bank
0.175% due 02/24/2010	1,400	1,399
0.230% due 07/09/2010	15,200	15,202
0.710% due 01/27/2010	15,800	15,800
0.790% due 03/11/2010	26,000	26,069

Freddie Mac
0.560% due 01/08/2010	6,400	6,406
0.671% due 10/30/2009	30,205	30,220
0.703% due 01/04/2010	17,100	17,076
1.024% due 02/05/2010	15,000	14,947

ING Funding LLC
0.300% due 10/23/2009	9,000	8,998

JPMorgan Chase & Co.
0.280% due 11/04/2009	4,500	4,499

Kreditanstalt fuer Wiederaufbau
0.225% due 11/19/2009	5,000	4,998

Rabobank USA Financial Corp.
0.300% due 02/18/2010	9,600	9,589

Royal Bank of Scotland Group PLC
0.540% due 12/30/2009	4,300	4,294
0.715% due 03/26/2010	3,000	2,989

Societe Generale N.A.
0.435% due 02/12/2010	4,700	4,692

		245,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 32.7%

Barclays Capital, Inc.
0.130% due 10/05/2009	$32,300	$32,300
(Dated 09/30/2009. Collateralized by Freddie Mac 0.389% due 05/04/2011 valued at $33,231. Repurchase proceeds are $32,300.)

JPMorgan Chase Bank N.A.
0.040% due 10/01/2009	65,200	65,200
(Dated 09/30/2009. Collateralized by Fannie Mae 2.178% due 04/23/2012 valued at $47,789 and Freddie Mac 2.230% due 04/23/2012 valued at $18,783. Repurchase proceeds are $65,200.)
0.060% due 10/01/2009	46,800	46,800
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $47,437. Repurchase proceeds are $46,800.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	10,452	10,452
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $10,664. Repurchase proceeds are $10,452.)

		154,752

Total Short-Term Instruments (Cost $411,313)		411,313

Total Investments 100.5% (Cost $476,507)		$476,507

Other Assets and Liabilities (Net) (0.5%)		(2,371)

Net Assets 100.0%		$474,136

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$19,669	$0	$19,669
U.S. Government Agencies	0	45,525	0	45,525
Short-Term Instruments	0	411,313	0	411,313

Investments, at value	$0	$476,507	$0	$476,507

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2009	121

Schedule of Investments  Mortgage-Backed Securities Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

American International Group, Inc.
5.450% due 05/18/2017	$1,100	$799
8.250% due 08/15/2018	7,400	6,298

Total Corporate Bonds & Notes (Cost $6,110)		7,097

U.S. GOVERNMENT AGENCIES 117.1%

Fannie Mae
0.000% due 07/25/2022 (a)	39	34
0.306% due 12/25/2036	11,832	11,177
0.366% due 03/25/2034	1,213	1,106
0.396% due 08/25/2034 - 10/25/2035	22,367	21,742
0.446% due 10/27/2037	36,200	34,246
0.486% due 06/25/2033	180	172
0.506% due 06/25/2032	463	393
0.546% due 03/25/2018	889	874
0.586% due 11/25/2032	408	268
0.596% due 11/25/2032	61	60
0.644% due 04/18/2028	6	6
0.696% due 05/25/2023	1,010	998
0.746% due 03/25/2017 - 07/25/2034	3,414	3,342
0.756% due 10/25/2031	415	414
0.931% due 02/25/2024	700	697
1.246% due 04/25/2032	720	718
1.281% due 04/25/2023	3	3
1.406% due 05/01/2033	505	511
2.251% due 08/01/2042 - 10/01/2044	5,048	5,025
2.520% due 08/01/2027	897	914
2.699% due 03/01/2032	136	138
3.046% due 11/01/2035	618	624
3.514% due 09/01/2034	993	1,001
3.572% due 08/01/2036	2,706	2,783
3.751% due 10/01/2035	77	80
3.850% due 10/01/2035	376	384
4.000% due 08/01/2018 - 10/01/2039	47,575	47,661
4.121% due 12/01/2034	770	777
4.145% due 04/01/2033	424	435
4.158% due 05/25/2035	663	678
4.272% due 07/01/2035	178	182
4.304% due 02/01/2035	202	210
4.369% due 02/01/2035	261	271
4.464% due 02/01/2035	103	106
4.500% due 04/01/2013 - 10/01/2039	116,345	118,771
4.505% due 09/01/2035	1,097	1,124
4.556% due 05/01/2035	525	543
4.563% due 02/01/2035	176	182
4.570% due 12/01/2034	250	259
4.630% due 10/01/2032	283	288
4.646% due 07/01/2035	165	171
4.713% due 03/01/2035	129	133
4.721% due 01/01/2035	139	144
4.732% due 12/01/2034	34	35
4.733% due 03/01/2035	163	168
4.755% due 01/01/2035	657	672
4.759% due 02/01/2035	124	128
4.763% due 01/01/2035	227	234
4.769% due 01/01/2035	165	170
4.822% due 11/01/2034	98	101
4.828% due 01/01/2035	233	239
4.875% due 03/01/2027	97	98
4.901% due 07/01/2035	388	403
4.909% due 02/01/2035	355	367
4.971% due 10/01/2028 - 04/01/2035	1,580	1,645
5.000% due 10/01/2012 - 11/01/2039	55,008	56,951

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.002% due 12/01/2035	$1,290	$1,330
5.107% due 02/01/2036	895	936
5.133% due 05/01/2035	132	135
5.180% due 05/01/2035	863	885
5.185% due 03/01/2035	20	21
5.195% due 11/01/2018	2	2
5.346% due 11/01/2035	778	818
5.376% due 11/01/2035	588	619
5.500% due 04/01/2011 - 10/01/2039	149,199	156,731
5.500% due 06/01/2038 (d)	41,783	43,796
5.806% due 05/01/2023	23	24
5.990% due 08/01/2017	1,100	1,155
6.000% due 04/01/2012 - 10/01/2039	125,957	133,207
6.500% due 06/01/2021 - 01/01/2039	44,914	48,081
7.000% due 09/25/2023	2	3
7.500% due 09/01/2034	9	11
7.556% due 06/01/2030	18	19
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	28	28

Federal Housing Administration
7.430% due 06/01/2019	200	201

Freddie Mac
0.389% due 05/04/2011 (c)	68	68
0.393% due 08/15/2019	2,192	2,148
0.473% due 02/15/2019	5,274	5,237
0.543% due 04/15/2017	187	186
0.643% due 06/15/2032 - 12/15/2032	807	797
0.693% due 12/15/2031	354	349
0.743% due 09/15/2030	39	39
1.150% due 02/15/2021	579	578
2.251% due 10/25/2044 - 02/25/2045	3,341	3,246
2.750% due 07/01/2030	14	14
3.082% due 02/01/2018	54	54
3.433% due 02/01/2028	174	178
3.500% due 12/15/2022	1	1
3.596% due 09/01/2035	3,755	3,849
3.898% due 10/01/2036	1,302	1,347
3.930% due 03/01/2034	1,319	1,355
3.966% due 09/01/2035	688	711
4.031% due 01/01/2034	59	60
4.239% due 02/01/2035	92	95
4.252% due 11/01/2031	76	78
4.377% due 02/01/2035	40	42
4.389% due 01/01/2035	171	176
4.430% due 05/01/2032	41	42
4.440% due 04/01/2035	253	257
4.500% due 04/01/2020 - 10/01/2039	32,024	32,395
4.608% due 01/01/2035	587	608
4.648% due 02/01/2035	34	34
4.652% due 03/01/2035	64	65
4.700% due 03/01/2035	402	420
4.756% due 04/01/2035	321	328
4.967% due 08/01/2036	132	138
5.000% due 07/01/2038 - 11/01/2039	6,740	6,948
5.109% due 05/01/2035	519	545
5.296% due 06/01/2037	229	237
5.320% due 06/01/2035	124	127
5.500% due 12/01/2017 - 11/01/2039	81,067	84,683
5.827% due 08/01/2025	7	7
6.000% due 11/01/2036 - 10/01/2039	50,146	52,969
6.056% due 11/01/2028	5	5
6.500% due 12/15/2023 - 05/15/2028	1,543	1,665
8.000% due 06/15/2026	19	21

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ginnie Mae
0.441% due 07/16/2032	$385	$378
0.491% due 08/16/2032	1,632	1,608
0.530% due 02/16/2032	15	15
0.791% due 04/16/2032	313	311
4.000% due 07/15/2039 - 10/01/2039	9,000	8,905
4.125% due 12/20/2021 - 11/20/2023	21	21
4.375% due 02/20/2017 - 03/20/2027	29	30
4.500% due 03/20/2016 - 10/01/2039	31,037	31,537
4.625% due 07/20/2022 - 08/20/2026	42	43
5.000% due 10/01/2039 - 11/01/2039	33,000	34,146
5.500% due 11/01/2039	5,680	5,942
6.000% due 02/15/2032 - 11/01/2039	20,909	22,044
6.500% due 07/15/2024 - 10/01/2039	7,147	7,591
6.500% due 10/15/2037 - 11/15/2037 (d)	3,135	3,334
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,008,252)		1,026,908

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011	562	564
0.875% due 05/31/2011 (e)	363	364

Total U.S. Treasury Obligations (Cost $923)		928

MORTGAGE-BACKED SECURITIES 19.0%

American Home Mortgage Assets
0.476% due 09/25/2046	258	52
0.536% due 08/25/2037	2,000	227

American Home Mortgage Investment Trust
0.486% due 05/25/2047	393	91

Banc of America Funding Corp.
0.536% due 05/20/2035	200	107
6.093% due 01/20/2047	1,625	1,065

Banc of America Structural Security Trust
0.746% due 10/11/2033	287	286

Banktrust Mortgage Trust
5.700% due 12/01/2023	46	46

BCAP LLC Trust
0.416% due 01/25/2037	3,143	1,478

Bear Stearns Alt-A Trust
0.466% due 12/25/2046	918	77
5.285% due 08/25/2036	6,300	2,676
5.820% due 11/25/2036	2,618	1,400

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,777
5.540% due 09/11/2041	5,600	5,358
5.908% due 06/11/2040	5,600	5,130

CBA Commercial Small Balance Commercial Mortgage
0.526% due 12/25/2036	696	473

CC Mortgage Funding Corp.
0.376% due 05/25/2048	2,273	769
0.526% due 01/25/2035	116	81

Citigroup Mortgage Loan Trust, Inc.
1.046% due 08/25/2035	1,201	761

122	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Commercial Mortgage Pass-Through Certificates
0.473% due 02/05/2019	$2,000	$1,512

Countrywide Alternative Loan Trust
0.446% due 07/20/2046	294	116
0.456% due 05/25/2035	1,173	622
0.476% due 08/25/2046	617	116
0.496% due 09/25/2046	450	39
0.496% due 10/25/2046	295	64
0.506% due 07/25/2046	450	44
0.516% due 05/25/2036	275	40
0.526% due 09/20/2046	450	54
0.586% due 10/25/2046	450	36
0.596% due 06/25/2037	416	99
0.616% due 11/25/2035	99	20
0.666% due 12/25/2035	176	71
0.756% due 11/20/2035	450	64
1.016% due 11/25/2035	301	159

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 02/25/2035	35	19
0.536% due 04/25/2035	734	383
0.546% due 04/25/2046	303	63
0.566% due 03/25/2035	2,406	1,142
0.586% due 03/25/2036	200	38
0.596% due 02/25/2036	189	35
0.706% due 09/25/2034	633	186
3.611% due 04/25/2035	1,371	572
4.654% due 11/25/2034	2,296	1,707
5.341% due 02/25/2047	4,006	2,078
5.554% due 03/25/2037	3,871	1,946

Credit Suisse Mortgage Capital Certificates
5.342% due 12/15/2043	10,000	8,353

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	30	25

Downey Savings & Loan Association Mortgage Loan Trust
0.556% due 11/19/2037	450	5
0.566% due 07/19/2045	152	39

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	3,145	2,607
5.843% due 08/25/2037	16,463	11,750

Greenpoint Mortgage Funding Trust
0.446% due 10/25/2046	450	48
0.446% due 12/25/2046	450	52
0.456% due 10/25/2046	450	69
0.476% due 06/25/2045	576	290
0.516% due 04/25/2036	283	94
0.566% due 09/25/2046	450	14
0.586% due 10/25/2046	450	19

GSR Mortgage Loan Trust
0.506% due 08/25/2046	319	84

Harborview Mortgage Loan Trust
0.446% due 09/19/2046	262	124
0.466% due 05/19/2047	2,528	1,193
0.496% due 01/19/2038	314	81
0.496% due 09/19/2046	262	63
0.556% due 11/19/2035	1,769	1,017

Homebanc Mortgage Trust
0.426% due 12/25/2036	555	269

Indymac Index Mortgage Loan Trust
0.436% due 04/25/2037	390	72
0.446% due 11/25/2046	453	74
0.486% due 04/25/2035	1,608	853
0.496% due 02/25/2037	450	62
0.516% due 06/25/2037	408	83
0.536% due 11/25/2036	675	168
0.566% due 02/25/2035	975	517
5.271% due 06/25/2035	4,062	2,737

JPMorgan Alternative Loan Trust
0.746% due 06/27/2037	6,377	4,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
0.618% due 07/15/2019	$11,358	$8,902
5.305% due 01/15/2049	7,000	6,704
5.882% due 02/15/2051	500	426

MASTR Adjustable Rate Mortgages Trust
0.546% due 05/25/2047	450	60
0.586% due 05/25/2047	450	39

MASTR Alternative Loans Trust
0.646% due 03/25/2036	2,118	1,006

Mellon Residential Funding Corp.
0.593% due 11/15/2031	481	361

Merrill Lynch Alternative Note Asset
5.540% due 06/25/2037	5,164	2,456

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	1,400	1,132
5.378% due 08/12/2048	3,390	2,539

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	2,827	2,435

Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,815

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	16	16

Opteum Mortgage Acceptance Corp.
0.506% due 07/25/2035	819	655

Prime Mortgage Trust
5.000% due 02/25/2019	253	247

RBSSP Resecuritization Trust
0.766% due 11/21/2035	11,283	8,932

Residential Accredit Loans, Inc.
0.406% due 01/25/2037	8,674	3,956
0.426% due 06/25/2046	6,939	3,284
0.426% due 02/25/2047	363	70
0.446% due 12/25/2046	450	84
0.476% due 05/25/2037	399	84
0.516% due 05/25/2046	450	53
0.646% due 10/25/2045	202	108
4.095% due 08/25/2035	349	161

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	432	386

Residential Asset Securitization Trust
6.000% due 03/25/2037	3,055	2,309

Sequoia Mortgage Trust
0.596% due 10/19/2026	317	250
0.596% due 07/20/2033	200	168
0.626% due 10/20/2027	71	59

Structured Adjustable Rate Mortgage Loan Trust
2.301% due 05/25/2035	1,858	821
5.391% due 09/25/2035	4,799	3,664

Structured Asset Mortgage Investments, Inc.
0.496% due 09/25/2047	697	121
0.506% due 05/25/2046	360	91
0.546% due 08/25/2036	450	67
0.796% due 09/25/2047	6,230	1,728
0.906% due 09/19/2032	120	88

Structured Asset Securities Corp.
0.746% due 12/25/2033	1,481	1,422

Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	7,870	7,536
0.386% due 07/25/2036	1,492	1,432
0.926% due 04/25/2043	1,250	1,068
6.186% due 09/25/2037	525	428
6.200% due 09/25/2037	531	429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	$1,992	$1,488

WaMu Mortgage Pass-Through Certificates
0.466% due 07/25/2046	317	88
0.516% due 12/25/2045	2,090	1,231
0.656% due 11/25/2045	450	134
0.656% due 12/25/2045	450	120
0.740% due 11/25/2034	253	113
0.750% due 07/25/2044	468	134
0.786% due 12/25/2027	1,785	1,260
0.946% due 12/25/2045	394	48
1.651% due 06/25/2047	387	87
1.711% due 07/25/2047	391	180
1.901% due 02/25/2046	1,225	628
2.851% due 08/25/2033	1,109	1,050
3.099% due 10/25/2046	5,755	3,091
3.771% due 03/25/2033	1,202	1,055
5.601% due 12/25/2036	6,743	4,627

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.496% due 07/25/2046	137	38
1.661% due 04/25/2047	392	79
1.671% due 04/25/2047	373	89
1.741% due 05/25/2047	371	78

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	8,845	8,570

Total Mortgage-Backed Securities (Cost $201,275)		166,464

ASSET-BACKED SECURITIES 10.8%

American Express Credit Account Master Trust
1.193% due 08/15/2012	8,000	8,012

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	25	16
0.946% due 10/25/2031	20	14

Amresco Residential Securities Mortgage Loan Trust
0.741% due 06/25/2028	396	205
0.801% due 06/25/2027	279	243
0.801% due 09/25/2027	651	436
0.876% due 09/25/2028	861	594

Argent Securities, Inc.
1.096% due 11/25/2034	2,500	1,410

BA Credit Card Trust
1.443% due 12/16/2013	3,843	3,869

Capital Auto Receivables Asset Trust
1.163% due 03/15/2011	3,937	3,944
1.693% due 10/15/2012	1,000	1,004

Centex Home Equity
0.546% due 01/25/2032	30	22

Chase Issuance Trust
0.283% due 04/15/2013	1,021	1,015
0.893% due 11/15/2011	10,000	10,005
4.260% due 05/15/2013	8,500	8,900
4.550% due 03/15/2013	4,000	4,178

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	90	63

Citibank Omni Master Trust
1.436% due 12/23/2013	6,100	6,096

Conseco Finance
1.743% due 05/15/2032	958	548

Countrywide Asset-Backed Certificates
0.296% due 12/25/2046	91	89
0.586% due 06/25/2033	863	622

EMC Mortgage Loan Trust
0.996% due 08/25/2040	228	129

See Accompanying Notes	Semiannual Report	September 30, 2009	123

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	$20,000	$20,203

Franklin Auto Trust
1.246% due 10/20/2011	2,916	2,923
1.826% due 06/20/2012	1,000	1,008

GSAA Trust
0.546% due 03/25/2037	700	301
0.546% due 05/25/2047	1,896	854

HFC Home Equity Loan Asset-Backed Certificates
0.596% due 09/20/2033	1,661	1,471

Home Equity Asset Trust
0.846% due 11/25/2032	3	1

Lehman XS Trust
0.416% due 04/25/2046	303	249
0.476% due 06/25/2046	275	47
0.476% due 08/25/2046	312	66
0.486% due 09/25/2046	313	66
0.486% due 11/25/2046	309	86
0.496% due 08/25/2046	451	1
0.566% due 11/25/2046	450	86

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2037	197	80
0.606% due 04/25/2037	1,669	379

Park Place Securities, Inc.
0.746% due 07/25/2035 (h)	5,000	2,138

Quest Trust
1.146% due 06/25/2034	1,294	1,237

Renaissance Home Equity Loan Trust
0.626% due 12/25/2032	54	34
0.686% due 08/25/2033	307	180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Mortgage Products, Inc.
0.646% due 06/25/2047	$700	$242

Salomon Brothers Mortgage Securities VII, Inc.
1.221% due 10/25/2028	918	778

SLM Student Loan Trust
2.004% due 04/25/2023	9,198	9,564

Specialty Underwriting & Residential Finance
0.926% due 01/25/2034	35	19

Structured Asset Securities Corp.
0.536% due 01/25/2033	41	24

United National Home Loan Owner Trust
6.910% due 03/25/2025	344	327

Wells Fargo Home Equity Trust
0.486% due 10/25/2035	310	300
0.496% due 12/25/2035	642	608

Total Asset-Backed Securities (Cost $98,712)		94,686

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,291	2,291

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $2,340. Repurchase proceeds are $2,291.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.207% due 04/01/2010 (c)	334	334

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.260% due 02/25/2010 (c)	$1,030	$1,029

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.2%
	193,712	1,940

Total Short-Term Instruments (Cost $5,593)		5,594

Total Investments 148.4% (Cost $1,320,865)		$1,301,677

Written Options (g) (0.0%) (Premiums $1,072)		(414)

Other Assets and Liabilities (Net) (48.4%)		(424,369)

Net Assets 100.0%		$876,894

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $1,429 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $282,345 at a weighted average interest rate of 0.390%. On September 30, 2009, securities valued at $8,238 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $364 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	252	$674

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$297	$0	$297

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	GSC	(5.000%	)	06/20/2017	7.254%	$800	$87	$168	$(81)
American International Group, Inc.	JPM	(5.000%	)	09/20/2018	7.080%	6,600	722	1,353	(631)

							$809	$1,521	$(712)

124	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$4,668	$4,246	$607	$3,639
CMBX.NA AAA 2 Index	DUB	(0.070%	)	03/15/2049	2,800	348	815	(467)
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,000	402	164	238
CMBX.NA AAA 4 Index	CSFB	(0.350%	)	02/17/2051	2,400	482	497	(15)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	2,800	562	982	(420)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	3,000	602	570	32
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	11,000	2,209	2,083	126
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051	13,000	2,610	2,356	254

						$11,461	$8,074	$3,387

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$1,189	$(1,120)	$(639)	$(481)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	892	(836)	(486)	(350)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	309	(291)	(102)	(189)

					$(2,247)	$(1,227)	$(1,020)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,923	$900	$1,023

(g)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$19,000	$104	$26
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	14,700	86	27
Put -OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	65,000	720	279
Call -OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	24,000	152	75
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	10	7

							$1,072	$414

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	402	$61,000	$404
Sales	0	123,700	1,072
Closing Buys	0	(61,000)	(295)
Expirations	(402)	0	(109)
Exercised	0	0	0

Balance at 09/30/2009	0	$123,700	$1,072

See Accompanying Notes	Semiannual Report	September 30, 2009	125

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

(h)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	0.746%	07/25/2035	03/13/2008	$4,311	$2,138	0.24%

(i)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2039	$3,000	$2,956	$2,971
Fannie Mae	5.000%	11/01/2039	10,000	10,269	10,292
Fannie Mae	5.500%	11/01/2039	206,400	214,508	215,204
Fannie Mae	6.500%	10/01/2039	7,000	7,471	7,472
Fannie Mae	6.500%	11/01/2039	9,500	10,104	10,113

				$245,308	$246,052

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$992,462	$34,446	$1,026,908
Mortgage-Backed Securities	0	157,014	9,450	166,464
Asset-Backed Securities	0	94,686	0	94,686
Other Investments +++	1,940	11,679	0	13,619

Investments, at value	$1,940	$1,255,841	$43,896	$1,301,677

Short Sales, at value	$0	$(246,052)	$0	$(246,052)

Financial Derivative Instruments ++++	$674	$1,241	$1,320	$3,235

Total	$2,614	$1,011,030	$45,216	$1,058,860

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
U.S. Government Agencies	$210	$(8)	$48	$0	$1,593	$32,603	$34,446	$1,593
Mortgage-Backed Securities	53	8,270	113	162	495	357	9,450	456

Investments, at value	$263	$8,262	$161	$162	$2,088	$32,960	$43,896	$2,049

Financial Derivative Instruments ++++	$1,610	$0	$0	$0	$(710)	$420	$1,320	$(289)

Total	$1,873	$8,262	$161	$162	$1,378	$33,380	$45,216	$1,760

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

126	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable ^^	$674	$0	$0	$0	$0	$674
Unrealized appreciation on swap agreements	1,023	0	4,586	0	0	5,609

	$1,697	$0	$4,586	$0	$0	$6,283

Liabilities:
Written options outstanding	$414	$0	$0	$0	$0	$414
Unrealized depreciation on swap agreements	0	0	2,634	0	0	2,634

	$414	$0	$2,634	$0	$0	$3,048

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$785	$0	$(214)	$0	$0	$571

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,233	$0	$(2,067)	$0	$0	$1,166

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	127

Schedule of Investments  Short-Term Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

CSC Holdings, Inc.
2.049% due 03/29/2016	$2,462	$2,423

Daimler Finance North America LLC
4.250% due 08/03/2012	15,582	15,021

HCA, Inc.
2.532% due 11/18/2013	2,748	2,598

Total Bank Loan Obligations (Cost $20,171)		20,042

CORPORATE BONDS & NOTES 36.4%

BANKING & FINANCE 30.7%

American Express Bank FSB
1.099% due 12/10/2010	6,000	6,061

American Express Centurion Bank
0.324% due 07/13/2010	5,850	5,797
0.394% due 06/12/2012	7,681	7,272
5.200% due 11/26/2010	18,800	19,423

American Express Credit Corp.
0.439% due 12/02/2010	11,641	11,479
1.946% due 06/19/2013	9,000	8,772
5.125% due 08/25/2014	5,000	5,180
5.875% due 05/02/2013	7,300	7,749

American General Finance Corp.
4.875% due 05/15/2010	7,050	6,773

American International Group, Inc.
0.536% due 01/29/2010	31,000	30,689
5.375% due 10/18/2011	2,200	2,037
5.850% due 01/16/2018	2,100	1,523
6.250% due 03/15/2087	10,000	5,000

ANZ National International Ltd.
6.200% due 07/19/2013	15,250	16,704

Bank of Scotland PLC
0.260% due 06/28/2010	13,119	12,874
0.374% due 12/08/2010	1,200	1,172
5.250% due 09/19/2011	4,936	5,117

Barclays Bank PLC
5.200% due 07/10/2014	25,300	26,764

Bear Stearns Cos. LLC
0.562% due 11/28/2011	298	296
0.650% due 08/15/2011	4,300	4,281
0.673% due 02/01/2012	15,800	15,699

BNP Paribas
1.004% due 07/21/2011	44,000	43,910

BP Capital Markets PLC
3.750% due 06/17/2013	5,000	5,216

Calabash Re Ltd.
11.199% due 01/08/2010	2,300	2,288

Capital One Financial Corp.
6.750% due 09/15/2017	1,500	1,594

Citibank N.A.
0.498% due 05/07/2012	6,750	6,763
1.875% due 06/04/2012	47,000	47,346

Citigroup Funding, Inc.
0.284% due 06/03/2011	2,000	2,001
0.392% due 05/05/2011	73,900	73,899
0.730% due 07/12/2012	400	401
0.821% due 04/30/2012	19,900	20,081

Citigroup, Inc.
0.420% due 03/16/2012	15,133	14,399
0.519% due 05/18/2011	4,800	4,684
2.125% due 04/30/2012	12,000	12,178
5.500% due 04/11/2013	2,000	2,049

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/21/2012	$26,600	$27,649
6.125% due 11/21/2017	2,480	2,466
6.500% due 08/19/2013	29,100	30,584

Commonwealth Bank of Australia
0.491% due 08/27/2014	35,600	35,643
0.925% due 07/12/2013	2,900	2,893

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	324

Danske Bank A/S
0.757% due 05/24/2012	80,700	80,459

Dexia Credit Local
0.939% due 09/23/2011	58,400	58,994
1.875% due 09/30/2011	50,000	50,200

Ford Motor Credit Co. LLC
2.079% due 01/15/2010	16,116	15,995
5.700% due 01/15/2010	5,000	4,999
7.375% due 10/28/2009	56,955	56,971

General Electric Capital Corp.
0.292% due 12/21/2012	80,600	80,652
0.362% due 03/15/2012	32,500	27,980
0.379% due 03/11/2011	4,900	4,912
0.420% due 06/12/2012	3,200	3,028
0.500% due 03/12/2012	7,500	7,535
0.554% due 01/26/2011	19,000	18,836
0.559% due 09/15/2014	10,975	9,713
0.572% due 04/24/2012	39,000	39,153
0.661% due 05/11/2016	11,165	9,397
1.307% due 05/22/2013	11,100	10,409
1.800% due 03/11/2011	12,000	12,153

GMAC LLC
0.292% due 12/19/2012	36,200	36,246

Goldman Sachs Group, Inc.
0.379% due 03/15/2011	7,400	7,418
0.714% due 11/09/2011	16,000	16,130
1.046% due 12/05/2011	169,000	171,958
6.750% due 10/01/2037	1,400	1,449

Governor & Co. of the Bank of Ireland
0.342% due 12/18/2009	5,200	5,192

HSBC Bank USA N.A.
4.625% due 04/01/2014	1,500	1,550

HSBC Capital Funding LP
4.610% due 12/29/2049	150	118

HSBC Finance Corp.
0.649% due 09/14/2012	5,400	5,121
0.674% due 08/09/2011	16,450	15,973
0.714% due 05/10/2010	21,050	20,969
0.759% due 01/15/2014	138	127
0.791% due 06/01/2016	691	616
0.860% due 07/19/2012	13,100	12,414
8.000% due 07/15/2010	8,905	9,312

ING Bank NV
2.625% due 02/09/2012	46,900	47,725

International Bank for Reconstruction & Development
0.505% due 03/04/2011	12,800	12,856

International Lease Finance Corp.
0.627% due 05/24/2010	15,018	14,308
4.875% due 09/01/2010	2,750	2,579
5.000% due 04/15/2010	3,562	3,460
5.625% due 09/15/2010	3,253	3,105

JPMorgan Chase & Co.
0.417% due 12/21/2011	300	298
0.487% due 02/23/2011	38,300	38,395
0.533% due 12/26/2012	38,800	39,161
0.684% due 01/17/2011	700	700
0.727% due 04/01/2011	2,300	2,307
1.650% due 02/23/2011	140,920	142,509
2.625% due 12/01/2010	38,688	39,556

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	$300	$316

KeyBank N.A.
2.598% due 06/02/2010	20,200	20,107

Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012	900	973

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	1,673

Lloyds TSB Bank PLC
1.417% due 04/01/2011	65,000	64,933
1.597% due 04/02/2012	68,400	68,283
2.300% due 04/01/2011	12,400	12,598

Longpoint Re Ltd.
5.549% due 05/08/2010	4,700	4,700

Macquarie Bank Ltd.
2.600% due 01/20/2012	13,300	13,666

Merna Reinsurance Ltd.
0.932% due 07/07/2010	3,000	2,919

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	20,800	20,014
0.683% due 11/01/2011	5,300	5,140
0.704% due 07/25/2011	200	195
5.450% due 02/05/2013	200	208

Metropolitan Life Global Funding I
0.480% due 05/17/2010	19,100	19,064
0.549% due 03/15/2012	1,700	1,619
0.893% due 09/17/2010	21,700	21,655
1.035% due 06/25/2010	7,900	7,916
2.202% due 06/10/2011	29,600	29,566

Monumental Global Funding II
0.270% due 05/26/2010	33,800	33,574

Monumental Global Funding III
0.270% due 05/26/2010	5	5

Morgan Stanley
0.500% due 03/13/2012	24,500	24,637
0.744% due 02/10/2012	11,000	11,084
0.760% due 01/18/2011	6,150	6,094
0.788% due 01/09/2012	24,300	23,663
0.989% due 10/15/2015	28,000	25,649
1.211% due 12/01/2011	25,200	25,700
2.900% due 12/01/2010	41,310	42,368
6.000% due 04/28/2015	1,800	1,909

Mystic Re Ltd.
10.361% due 06/07/2011	1,400	1,415

National Australia Bank Ltd.
0.914% due 02/08/2010	31,400	31,398

National City Bank
0.684% due 06/07/2017	1,800	1,446
6.200% due 12/15/2011	3,500	3,740

National Rural Utilities Cooperative Finance Corp.
1.372% due 07/01/2010	3,400	3,413

Nationwide Building Society
0.620% due 05/17/2012	35,000	34,924

Pricoa Global Funding I
0.483% due 09/27/2013	600	553
0.591% due 01/30/2012	30,390	28,778
1.130% due 06/04/2010	28,900	28,727

Rabobank Nederland NV
3.000% due 09/18/2012	3,000	3,087
11.000% due 06/29/2049	2,480	3,046

Regions Bank
7.500% due 05/15/2018	700	638

Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010	3,400	3,484

128	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Reinsurance 2008 Ltd.
7.111% due 06/06/2011	$2,000	$1,933

Royal Bank of Scotland Group PLC
1.159% due 05/11/2012	42,600	43,268
2.625% due 05/11/2012	2,600	2,641
4.875% due 08/25/2014	10,000	10,167

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,200	1,938

Societe Generale Societe de Credit Fonciere
1.072% due 06/19/2013	10,000	9,800

State Street Bank and Trust Co.
0.514% due 12/08/2015	5,700	5,289

State Street Capital Trust III
8.250% due 03/15/2042	14,000	13,716

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	95

Suncorp-Metway Ltd.
0.668% due 12/17/2010	25,000	25,076
2.009% due 07/16/2012	25,000	25,955

Svensk ExportKredit AB
4.500% due 09/27/2010	28,100	29,172

Svenska Handelsbanken AB
1.300% due 09/14/2012	11,900	11,842

Swedbank AB
1.058% due 01/14/2013	48,100	47,991
2.800% due 02/10/2012	15,400	15,680

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	20,311

UBS AG
1.532% due 09/29/2011	25,700	25,640

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	921

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	3,581

UFJ Finance Aruba AEC
6.750% due 07/15/2013	50	56

USB Capital IX
6.189% due 10/29/2049	100	78

Vita Capital III Ltd.
1.697% due 01/01/2011	2,200	2,072

Wachovia Corp.
0.511% due 03/01/2012	8,000	7,826
0.569% due 06/15/2017	10,300	8,885
0.639% due 10/15/2011	12,780	12,606
0.673% due 08/01/2013	220	210
5.500% due 05/01/2013	1,600	1,714

Wells Fargo & Co.
0.519% due 06/15/2012	7,000	7,049
0.610% due 01/12/2011	2,200	2,196
7.980% due 03/29/2049	200	183

Wells Fargo Bank N.A.
0.650% due 05/16/2016	3,000	2,594

Wells Fargo Capital X
5.950% due 12/15/2086	2,000	1,745

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,879

		2,664,954

INDUSTRIALS 2.5%

BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010	1,600	1,656

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CVS Caremark Corp.
0.661% due 06/01/2010	$7,800	$7,807

Devon OEI Operating, Inc.
7.250% due 10/01/2011	39,414	42,996

Dow Chemical Co.
2.718% due 08/08/2011	22,000	22,362
4.850% due 08/15/2012	1,400	1,457
6.000% due 10/01/2012	10,000	10,661

Hewlett-Packard Co.
0.471% due 03/01/2012	100	99
2.250% due 05/27/2011	3,438	3,504

Kinder Morgan Energy Partners LP
6.750% due 03/15/2011	1,500	1,591

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	3,676	3,698

PACCAR, Inc.
1.469% due 09/14/2012	18,300	18,355

Reynolds American, Inc.
0.999% due 06/15/2011	9,600	9,445

Shell International Finance BV
1.300% due 09/22/2011	35,400	35,521

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	440
6.125% due 08/17/2026	900	1,001

Southwest Airlines Co.
10.500% due 12/15/2011	5,000	5,399

SUPERVALU, Inc.
7.500% due 11/15/2014	2,000	2,020

Williams Cos., Inc.
2.597% due 10/01/2010	21,225	21,214
6.375% due 10/01/2010	9,300	9,551

Xerox Corp.
1.042% due 12/18/2009	2,000	2,000

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	17,089
7.500% due 04/15/2012	956	1,061

		218,927

UTILITIES 3.2%

AT&T, Inc.
5.300% due 11/15/2010	3,500	3,643

BellSouth Corp.
4.950% due 04/26/2021	21,400	21,880

CMS Energy Corp.
1.459% due 01/15/2013	9,000	8,145

Deutsche Telekom International Finance BV
5.375% due 03/23/2011	350	367
8.500% due 06/15/2010	15,700	16,461

Dominion Resources, Inc.
1.343% due 06/17/2010	5,000	5,031

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	21,378

France Telecom S.A.
7.750% due 03/01/2011	220	238

Ohio Power Co.
0.467% due 04/05/2010	1,410	1,408

PSEG Power LLC
6.950% due 06/01/2012	143	157

Sprint Nextel Corp.
0.683% due 06/28/2010	19,200	18,653

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telecom Italia Capital S.A.
0.963% due 02/01/2011	$11,860	$11,762
1.120% due 07/18/2011	13,340	13,244
4.000% due 01/15/2010	2,200	2,215
4.875% due 10/01/2010	6,172	6,346
6.175% due 06/18/2014	29,500	32,039
6.200% due 07/18/2011	14,560	15,515

Telefonica Emisiones SAU
0.809% due 02/04/2013	43,790	43,025

Verizon Communications, Inc.
5.350% due 02/15/2011	100	105

Verizon Wireless Capital LLC
3.025% due 05/20/2011	47,700	49,370
3.750% due 05/20/2011	4,000	4,129

Virginia Electric and Power Co.
5.400% due 04/30/2018	2,100	2,252

Vodafone Group PLC
7.750% due 02/15/2010	2,200	2,255

		279,618

Total Corporate Bonds & Notes (Cost $3,126,455)		3,163,499

CONVERTIBLE BONDS & NOTES 0.5%

National City Corp.
4.000% due 02/01/2011	18,885	19,121

U.S. Bancorp
0.000% due 12/11/2035	26,625	26,272

Total Convertible Bonds & Notes (Cost $43,571)		45,393

MUNICIPAL BONDS & NOTES 0.3%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	600	579

California State General Obligation Bonds, Series 2007
5.000% due 12/01/2037	200	201

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,675
6.000% due 04/01/2038	300	329
7.550% due 04/01/2039	3,850	4,284

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	510

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	1,975

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	720

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	696

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	536

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,234

Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011	3,000	3,021

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,800	3,898

See Accompanying Notes	Semiannual Report	September 30, 2009	129

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	$600	$626

Total Municipal Bonds & Notes (Cost $27,562)		29,284

U.S. GOVERNMENT AGENCIES 43.5%

Fannie Mae
0.306% due 12/25/2036 - 07/25/2037	5,368	4,882
0.334% due 05/13/2011	100,000	99,910
0.366% due 03/25/2034	129	117
0.376% due 03/25/2036	678	598
0.396% due 08/25/2034	705	672
0.446% due 10/27/2037	300	284
0.546% due 03/25/2036	3,473	3,354
0.596% due 05/25/2042 - 03/25/2044	2,601	2,436
0.646% due 06/25/2032 - 09/25/2032	130	123
0.696% due 10/25/2030	20	19
0.731% due 09/17/2027	10	10
0.781% due 02/25/2022 - 07/18/2027	39	39
0.846% due 10/25/2017	270	268
0.881% due 08/25/2022	20	19
0.931% due 12/25/2022	16	16
0.981% due 09/25/2022	8	8
1.131% due 02/25/2023	5	5
1.146% due 04/25/2032	10	10
1.431% due 09/25/2023	126	127
1.750% due 04/15/2011	40,000	40,251
2.000% due 03/02/2011	46,020	46,220
2.251% due 06/01/2043 - 10/01/2044	12,475	12,468
2.840% due 02/01/2018	23	23
2.849% due 05/01/2021 - 04/01/2029	180	180
2.935% due 01/01/2029	37	37
2.970% due 08/01/2026	17	18
3.498% due 01/01/2032	502	508
3.514% due 09/01/2034	1,210	1,220
3.545% due 07/01/2034	29	29
3.579% due 06/01/2034	15	15
3.604% due 05/01/2036	11,633	11,588
3.655% due 01/01/2036	321	324
3.715% due 08/01/2029	1,525	1,536
4.050% due 11/01/2025	20	20
4.083% due 05/01/2036	213	215
4.125% due 12/01/2040	392	401
4.385% due 07/01/2028	30	30
4.500% due 09/25/2025	70	71
4.505% due 09/01/2035	459	471
4.648% due 11/01/2035	946	976
4.696% due 05/01/2035	644	672
4.962% due 06/01/2035	813	842
5.000% due 01/25/2017 - 10/01/2039	537	554
5.025% due 07/01/2029	158	162
5.028% due 05/01/2035	406	428
5.155% due 10/01/2023	34	35
5.164% due 08/01/2035	388	414
5.228% due 12/01/2035	335	352
5.310% due 08/25/2033	375	392
5.500% due 02/01/2014 - 01/01/2039	257,742	270,100
5.542% due 01/01/2036	345	359
5.639% due 03/01/2036	452	476
5.770% due 12/01/2036	155	164
5.874% due 12/01/2036	164	173
5.934% due 06/01/2036	243	256
5.950% due 02/25/2044	843	900

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/01/2019 - 09/01/2038	$180,719	$191,199
6.500% due 10/25/2023 (b)	1	0
6.500% due 11/01/2028 - 10/25/2042	907	981
7.000% due 03/01/2013	28	30
8.588% due 06/25/2032	437	468

Federal Farm Credit Bank
0.286% due 01/28/2011	30,000	30,020
0.331% due 07/01/2011	16,500	16,509
0.334% due 05/18/2011	65,000	65,068
0.420% due 07/20/2011	42,000	41,968
0.436% due 08/27/2012	85,000	85,249
0.466% due 02/11/2010	7,520	7,526

Federal Home Loan Bank
0.187% due 09/15/2011	12,000	11,980
0.199% due 05/02/2011	50,000	49,937
0.480% due 10/25/2010	49,500	49,459
0.583% due 09/28/2012	10,300	10,316
0.880% due 01/20/2011	24,600	24,635
1.000% due 02/03/2011	5,000	5,014

Federal Housing Administration
6.896% due 07/01/2020	300	294
7.350% due 04/01/2019	151	150
7.430% due 07/01/2021 - 09/01/2022	142	143
7.435% due 02/01/2019	171	171

Freddie Mac
0.286% due 12/25/2036	17,935	16,398
0.343% due 02/01/2011 (f)	197,513	197,357
0.352% due 05/05/2011	6,190	6,185
0.379% due 03/09/2011	396,589	397,353
0.389% due 05/04/2011	680,250	680,935
0.402% due 08/05/2011 (f)	204,032	203,948
0.473% due 02/15/2019	56,032	55,637
0.493% due 01/14/2011	3,000	3,002
0.541% due 01/28/2011	13,260	13,283
0.593% due 12/15/2030 - 06/15/2031	268	266
0.609% due 04/07/2011	311,150	311,664
0.643% due 06/15/2031	328	323
0.650% due 01/15/2022	1	1
0.657% due 04/01/2011	435,194	435,970
0.693% due 12/15/2031	11	11
0.900% due 03/15/2020	4	4
1.000% due 03/15/2023	16	16
1.750% due 04/20/2011	105,000	105,724
1.930% due 02/11/2011	22,800	22,920
2.000% due 03/16/2011	26,465	26,625
2.050% due 03/09/2011	43,455	43,746
2.125% due 03/16/2011	27,069	27,253
2.251% due 10/25/2044 - 02/25/2045	10,161	9,842
2.451% due 07/25/2044	13,151	12,922
2.500% due 08/01/2017	77	77
3.432% due 08/01/2035	549	561
4.500% due 02/15/2020 - 12/15/2025	2,444	2,515
5.000% due 01/15/2018 - 08/01/2037	3,928	4,044
5.031% due 08/01/2035	357	373
5.404% due 11/01/2035	337	354
5.500% due 05/01/2013 - 08/15/2030	8,788	9,044
6.000% due 03/15/2023	4	4
6.500% due 07/25/2043	504	544
6.750% due 08/15/2023	443	457

Ginnie Mae
0.741% due 02/16/2030	194	194
0.841% due 02/16/2030	123	122
0.980% due 02/16/2030	219	218
1.196% due 03/20/2031	828	828

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 02/20/2032	$528	$539
4.125% due 10/20/2017 - 10/20/2027	794	807
4.250% due 03/20/2029 - 03/20/2030	865	884
4.375% due 05/20/2021 - 05/20/2030	3,668	3,753
4.500% due 02/20/2019	18	19
4.625% due 07/20/2022 - 09/20/2029	2,379	2,437
5.500% due 11/01/2039	70,500	73,750
6.000% due 01/15/2032 - 03/15/2032	1,395	1,489
7.500% due 02/20/2030	129	140

Small Business Administration
4.340% due 03/01/2024	369	383
4.524% due 02/10/2013	98	101
5.490% due 03/01/2028	270	290

Total U.S. Government Agencies (Cost $3,742,886)		3,772,206

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities
3.500% due 01/15/2011 (d)(i)	61,870	64,499

U.S. Treasury Notes
1.125% due 06/30/2011 (i)	1,106	1,113

Total U.S. Treasury Obligations (Cost $65,337)		65,612

MORTGAGE-BACKED SECURITIES 4.4%

American Home Mortgage Assets
0.436% due 05/25/2046	4,107	1,973
0.436% due 09/25/2046	1,668	783
0.456% due 10/25/2046	6,957	3,147
1.601% due 02/25/2047	1,789	730
1.821% due 11/25/2046	3,462	1,400

American Home Mortgage Investment Trust
3.098% due 10/25/2034	2,104	1,529
4.440% due 02/25/2045	261	212
5.000% due 09/25/2035	1,714	1,478
5.660% due 09/25/2045	1,364	862

Banc of America Funding Corp.
4.568% due 02/20/2036	6,725	5,932
6.093% due 01/20/2047	443	291

Banc of America Mortgage Securities, Inc.
4.680% due 07/20/2032	231	213
5.417% due 02/25/2036	450	329
6.500% due 09/25/2033	645	612

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	632	560
2.490% due 08/25/2035	116	102
2.900% due 03/25/2035	7,115	6,363
3.273% due 11/25/2034	1,966	1,900
3.651% due 11/25/2030	197	187
3.817% due 11/25/2034	17,503	15,114
4.616% due 01/25/2034	534	485
4.617% due 10/25/2035	19,820	19,359
4.996% due 01/25/2035	363	298
5.394% due 01/25/2034	232	219
5.440% due 05/25/2047	4,221	2,774

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	1,940	1,366
5.355% due 05/25/2035	575	420
5.490% due 09/25/2035	7,231	4,588
5.667% due 11/25/2036	5,547	3,333
5.718% due 01/25/2036	4,562	2,831

130	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	$26	$25

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	2,686	2,292

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	8,180	5,133
5.636% due 01/26/2036	15,939	9,095

CC Mortgage Funding Corp.
0.376% due 05/25/2048	4,458	1,509
0.496% due 08/25/2035	714	310

Chase Mortgage Finance Corp.
5.427% due 03/25/2037	1,664	1,165

Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034	1,060	1,048

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	1,427	1,220
2.850% due 12/25/2035	1,542	1,337
4.098% due 08/25/2035	279	230
4.647% due 08/25/2035	4,696	3,850
4.649% due 03/25/2034	350	327
4.900% due 10/25/2035	628	497
5.674% due 07/25/2046	1,249	856
5.985% due 09/25/2037	8,160	5,072

Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	10,161	10,218

Countrywide Alternative Loan Trust
0.326% due 09/20/2046	74	73
0.396% due 05/20/2046	133	117
0.406% due 02/25/2047	392	193
0.426% due 02/20/2047	8,340	3,959
0.426% due 05/25/2047	6,839	3,075
0.436% due 09/25/2046	3,250	1,619
0.441% due 12/20/2046	5,911	2,904
0.456% due 07/20/2046	4,301	1,811
0.456% due 07/25/2046	678	338
0.576% due 11/20/2035	1,832	991
1.901% due 12/25/2035	2,268	1,204
1.901% due 02/25/2036	806	421
5.500% due 08/25/2035	1,291	1,234
5.883% due 02/25/2037	3,759	2,383
6.000% due 04/25/2037	587	392
6.250% due 12/25/2033	35	34

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	589	313
0.536% due 04/25/2035	115	60
0.566% due 03/25/2035	882	400
0.586% due 06/25/2035	12,001	8,177
3.750% due 07/19/2031	5	5
4.616% due 11/19/2033	433	419
6.073% due 09/25/2047	808	514
6.500% due 01/25/2034	25	18

Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/2039	600	475

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	148	125
2.799% due 05/25/2032	3	3
4.625% due 10/25/2034	1,493	1,431

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	509	479
0.326% due 02/25/2037	655	624
0.336% due 08/25/2037	1,671	1,562

First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	774	728

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	1,665	1,380

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Republic Mortgage Loan Trust
0.543% due 08/15/2032	$6,875	$6,027
0.593% due 11/15/2031	540	452
0.726% due 06/25/2030	461	424

First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	2,000	2,099

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	6,575	6,757

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	183	185
6.496% due 01/15/2033	1,842	1,912

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	4,541	3,596
0.466% due 06/25/2045	656	335
0.476% due 06/25/2045	299	151
0.516% due 11/25/2045	743	390

Greenwich Capital Acceptance, Inc.
5.111% due 06/25/2024	9	9

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,577

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	5,939	5,469

GSR Mortgage Loan Trust
4.116% due 09/25/2035	9,856	9,129
4.827% due 04/25/2036	702	540
5.167% due 01/25/2036	1,801	1,324
6.000% due 03/25/2032	1	1

GSRPM Mortgage Loan Trust
0.646% due 11/25/2031	1,246	1,119
0.946% due 01/25/2032	281	187

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	90	85
0.376% due 04/19/2038	2,119	980
0.426% due 07/19/2046	3,551	1,669
0.436% due 07/21/2036	725	345
0.446% due 09/19/2046	987	468
0.466% due 05/19/2035	2,714	1,445
0.486% due 03/19/2036	7,230	3,401
0.616% due 02/19/2034	553	444
5.833% due 08/19/2036	628	405

Impac CMB Trust
1.146% due 10/25/2033	70	57

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	1,003	733

Indymac ARM Trust
4.000% due 01/25/2032	6	4
4.196% due 01/25/2032	3	2

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	1,513	694

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	1,873	1,699
0.436% due 09/25/2046	2,695	1,220
0.446% due 06/25/2047	1,468	697
0.456% due 05/25/2046	467	223
0.486% due 07/25/2035	429	230
4.944% due 12/25/2034	88	53

JPMorgan Mortgage Trust
5.012% due 02/25/2035	2,273	2,178

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	239	213

Luminent Mortgage Trust
0.416% due 12/25/2036	2,023	989
0.426% due 12/25/2036	965	453
0.446% due 10/25/2046	712	327

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	$1,267	$610

MASTR Alternative Loans Trust
5.000% due 04/25/2019	630	598

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,130	1,115

MASTR Seasoned Securities Trust
6.210% due 09/25/2017	350	345

Mellon Residential Funding Corp.
0.593% due 11/15/2031	385	289
0.683% due 12/15/2030	4,619	3,957
2.610% due 10/20/2029	3,121	3,015

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	500	404

Merrill Lynch Floating Trust
0.313% due 06/15/2022	2,217	1,701

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	10,393	5,982
4.910% due 12/25/2032	29	27

Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037	1,722	1,143

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	5,213	3,692
1.246% due 10/25/2035	76	67
4.250% due 10/25/2035	6,219	5,408

Morgan Stanley Capital I
0.304% due 10/15/2020	5,796	4,442

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	1,700	1,728

Morgan Stanley Mortgage Loan Trust
0.466% due 02/25/2047	970	211
5.362% due 06/25/2036	485	438

Residential Accredit Loans, Inc.
0.426% due 06/25/2046	2,358	1,116
0.456% due 04/25/2046	399	188
0.496% due 08/25/2037	1,104	519
0.546% due 08/25/2035	1,971	1,056
2.261% due 09/25/2045	1,262	686

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	280	274

Residential Asset Securitization Trust
5.750% due 02/25/2036	401	246

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	127	128

Sequoia Mortgage Trust
0.596% due 07/20/2033	3,496	2,942
0.626% due 10/20/2027	1,844	1,540
3.781% due 04/20/2035	1,146	1,022
4.316% due 01/20/2047	613	461

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	126	61
3.750% due 02/25/2034	236	195
5.394% due 08/25/2035	1,539	1,099

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	749	696
0.376% due 03/25/2037	1,803	834
0.436% due 07/25/2046	4,429	2,103
0.466% due 05/25/2036	11,516	5,384
0.466% due 05/25/2046	1,530	764
0.476% due 05/25/2045	955	509
0.496% due 07/19/2035	10,654	8,054
0.526% due 02/25/2036	61	34
0.596% due 03/19/2034	870	564
0.826% due 07/19/2034	57	42
0.906% due 09/19/2032	80	59

See Accompanying Notes	Semiannual Report	September 30, 2009	131

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.296% due 05/25/2036	$234	$221
3.535% due 01/25/2032	16	15
3.580% due 07/25/2032	183	152
3.832% due 10/25/2035	927	565
4.565% due 02/25/2032	273	245

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	1	1
0.356% due 01/25/2037	1,669	1,529

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	208	199
0.356% due 11/25/2046	5,883	5,566
0.376% due 06/25/2037	196	179

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	18,724	13,986

WaMu Mortgage Pass-Through Certificates
0.506% due 11/25/2045	259	156
0.516% due 12/25/2045	485	285
0.536% due 10/25/2045	1,041	563
0.556% due 01/25/2045	417	263
0.886% due 12/25/2027	2,974	2,235
1.631% due 01/25/2047	917	431
1.641% due 01/25/2047	1,965	780
1.661% due 04/25/2047	2,866	1,378
1.711% due 12/25/2046	3,585	1,707
1.721% due 12/25/2046	1,820	729
1.751% due 02/25/2047	4,725	2,468
1.751% due 03/25/2047	4,077	1,861
1.901% due 02/25/2046	4,613	2,366
1.901% due 08/25/2046	26,987	14,117
2.101% due 11/25/2042	848	526
2.301% due 06/25/2042	1,144	883
2.301% due 08/25/2042	1,140	783
2.401% due 11/25/2046	371	251
2.723% due 02/27/2034	204	189
2.833% due 09/25/2033	6,560	6,086
2.849% due 01/25/2047	514	266
2.881% due 09/25/2033	2,325	2,164
3.099% due 07/25/2046	512	299
3.099% due 08/25/2046	12,812	7,320
3.099% due 09/25/2046	923	481
3.099% due 12/25/2046	2,078	1,094
5.281% due 01/25/2037	1,317	872
5.392% due 02/25/2037	4,875	3,141
5.456% due 04/25/2037	931	568
5.564% due 12/25/2036	2,847	1,834
5.565% due 12/25/2036	840	593
5.635% due 05/25/2037	2,090	1,387
5.678% due 02/25/2037	2,509	1,605
5.834% due 02/25/2037	2,804	1,894
5.922% due 09/25/2036	1,497	1,126

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	938	469

Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031	3	3
4.665% due 02/25/2033	143	131

Wells Fargo Mortgage-Backed Securities Trust
3.299% due 12/25/2034	5,554	5,358
5.592% due 07/25/2036	1,837	1,376

Total Mortgage-Backed Securities (Cost $492,125)		381,176

ASSET-BACKED SECURITIES 6.1%

Aames Mortgage Investment Trust
0.396% due 08/25/2035	60	54

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Accredited Mortgage Loan Trust
0.296% due 02/25/2037	$475	$455

ACE Securities Corp.
0.296% due 12/25/2036	619	503
0.306% due 10/25/2036	69	46
0.336% due 06/25/2037	1,100	900

Ally Auto Receivables Trust
0.396% due 09/15/2010	15,100	14,975

AmeriCredit Automobile Receivables Trust
4.254% due 06/06/2012	27,234	27,703

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	63	39
0.946% due 10/25/2031	447	309
0.946% due 08/25/2032	432	251

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029	99	58

Asset-Backed Funding Certificates
0.306% due 11/25/2036	1,754	1,715
0.306% due 01/25/2037	3,141	2,783
0.596% due 06/25/2034	1,025	672

Asset-Backed Securities Corp. Home Equity
0.326% due 05/25/2037	676	562
0.521% due 09/25/2034	445	315

BA Credit Card Trust
0.443% due 01/15/2013	2,400	2,391
0.823% due 04/15/2013	1,000	999

Bank of America Auto Trust
1.700% due 12/15/2011	7,700	7,724

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036	457	422
0.316% due 12/25/2036	633	571
0.326% due 10/25/2036	213	193
0.576% due 01/25/2036	52	49
0.646% due 10/27/2032	207	139
0.696% due 03/25/2043	441	408
0.746% due 11/25/2042	98	78
0.906% due 10/25/2032	1,119	892
1.246% due 10/25/2037	4,221	2,644

Brazos Student Finance Corp.
1.114% due 06/01/2023	248	247

Capital Auto Receivables Asset Trust
0.643% due 02/18/2014	2,000	1,974
1.163% due 03/15/2011	7,660	7,673
1.693% due 10/15/2012	3,400	3,413

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	7,085	6,759
0.566% due 10/25/2035	1,135	1,024

Cendant Mortgage Corp.
5.977% due 07/25/2043	27	27

Chase Funding Mortgage Loan Asset-Backed Certificates
0.886% due 08/25/2032	64	50

Chase Issuance Trust
0.646% due 09/17/2012	10,500	10,498
0.693% due 01/15/2012	14,000	14,009
0.694% due 09/17/2012	43,600	43,600
4.230% due 01/15/2013	3,000	3,069

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	2,000	2,014

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	36	25

Citigroup Mortgage Loan Trust, Inc.
0.286% due 12/25/2036	840	703
0.306% due 07/25/2045	1,698	1,137
0.356% due 08/25/2036	702	582
0.356% due 03/25/2037	337	254

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Contimortgage Home Equity Trust
0.923% due 03/15/2027	$3	$2

Countrywide Asset-Backed Certificates
0.296% due 03/25/2037	1,661	1,645
0.296% due 05/25/2037	8,998	8,739
0.296% due 07/25/2037	1,677	1,564
0.296% due 03/25/2047	77	76
0.296% due 05/25/2047	775	735
0.296% due 06/25/2047	375	355
0.306% due 03/25/2037	140	138
0.316% due 06/25/2047	918	884
0.326% due 06/25/2037	3,841	3,629
0.326% due 10/25/2047	738	666
0.346% due 08/25/2037	11,400	6,711
0.346% due 09/25/2037	781	722
0.346% due 09/25/2047	1,200	1,111
0.356% due 10/25/2046	543	525
0.406% due 02/25/2036	195	187
0.426% due 09/25/2036	1,846	1,372
0.436% due 06/25/2036	1,173	859
0.726% due 12/25/2031	62	32
0.986% due 05/25/2032	239	158
1.106% due 05/25/2033	32	19

Countrywide Home Equity Loan Trust
0.383% due 01/15/2037	118	87

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	544	395
0.336% due 12/25/2037	345	335
0.366% due 07/25/2037	284	207

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	3	2

Daimler Chrysler Auto Trust
1.184% due 07/08/2011	1,749	1,752

Delta Funding Home Equity Loan Trust
1.063% due 09/15/2029	34	18

EMC Mortgage Loan Trust
0.616% due 05/25/2040	142	99

Equity One Asset-Backed Securities, Inc.
0.546% due 04/25/2034	627	288
0.806% due 11/25/2032	890	568

First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	584	557
0.316% due 12/25/2037	232	223
0.616% due 12/25/2034	79	64

First NLC Trust
0.316% due 08/25/2037	856	631

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	49,600	49,617
0.796% due 07/15/2010	53,384	53,432
0.988% due 06/15/2010	28,085	28,115
1.143% due 01/15/2011	3,910	3,916
1.210% due 01/15/2012	5,900	5,915
1.443% due 12/15/2010	698	699
1.663% due 06/15/2012	48,750	49,245

Franklin Auto Trust
1.246% due 10/20/2011	25,997	26,052

Fremont Home Loan Trust
0.296% due 10/25/2036	423	314
0.306% due 01/25/2037	991	647

Greenpoint Home Equity Loan Trust
0.603% due 01/15/2030	499	203

GSAMP Trust
0.316% due 09/25/2036	31	30
0.316% due 10/25/2036	62	51
0.316% due 12/25/2036	1,707	1,030
0.346% due 01/25/2047	738	701
0.536% due 03/25/2034	136	135

132	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	$123	$121
0.536% due 01/20/2034	1,678	1,420

Home Equity Asset Trust
0.306% due 05/25/2037	635	583
1.166% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.306% due 12/25/2036	1,237	1,011

HSI Asset Securitization Corp. Trust
0.306% due 05/25/2037	170	158

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	380	371
0.326% due 07/25/2037	594	574
0.376% due 04/25/2047	440	401

Irwin Home Equity Corp.
0.786% due 07/25/2032	258	138

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	472	453
0.296% due 08/25/2036	113	111
0.296% due 10/25/2036	1,625	1,484
0.306% due 03/25/2047	574	395
0.326% due 03/25/2037	751	619
0.333% due 11/25/2036	139	135

Lehman ABS Mortgage Loan Trust
0.336% due 06/25/2037	871	578

Lehman XS Trust
0.326% due 11/25/2046	1,372	1,206
0.366% due 11/25/2036	116	115
0.396% due 04/25/2037	3,748	2,808

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	159	153
0.306% due 10/25/2036	4	4
0.426% due 08/25/2035	11	11
0.526% due 10/25/2034	359	274
0.946% due 03/25/2032	84	56

MASTR Asset-Backed Securities Trust
0.296% due 11/25/2036	501	388
0.296% due 01/25/2037	547	176
0.306% due 11/25/2036	545	521
0.326% due 05/25/2037	610	543

Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/2037	1,260	1,173

Merrill Lynch Mortgage Investors, Inc.
0.316% due 07/25/2037	47	45
0.326% due 09/25/2037	8	4
0.366% due 02/25/2037	1,068	662

Morgan Stanley ABS Capital I
0.286% due 09/25/2036	9	9
0.286% due 10/25/2036	840	821
0.286% due 01/25/2037	950	877
0.296% due 10/25/2036	586	560
0.296% due 11/25/2036	1,231	1,199
0.306% due 05/25/2037	3,080	2,483
0.346% due 09/25/2036	125	99
1.046% due 07/25/2037	1,420	1,163

Morgan Stanley Home Equity Loan Trust
0.296% due 12/25/2036	685	639

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	288	279

Nationstar Home Equity Loan Trust
0.306% due 03/25/2037	345	328

New Century Home Equity Loan Trust
0.426% due 05/25/2036	1,198	753
0.506% due 06/25/2035	82	64

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
0.296% due 01/25/2037	$502	$493
0.306% due 07/25/2037	774	689
0.786% due 06/25/2032	49	32
0.786% due 08/25/2032	248	168

Park Place Securities, Inc.
0.506% due 09/25/2035	617	395

Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047	1,701	1,493

Renaissance Home Equity Loan Trust
0.606% due 11/25/2034	406	264
0.686% due 08/25/2033	1,311	772
0.746% due 12/25/2033	688	445

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036	3	3
0.346% due 08/25/2046	181	176
0.806% due 06/25/2032	9	5

Residential Asset Securities Corp.
0.306% due 01/25/2037	416	389
0.316% due 11/25/2036	280	278
0.316% due 02/25/2037	519	490
0.356% due 04/25/2037	899	785
0.746% due 07/25/2032	135	64

SACO I, Inc.
0.306% due 05/25/2036	384	227

Salomon Brothers Mortgage Securities VII, Inc.
0.546% due 03/25/2032	218	205

Saxon Asset Securities Trust
0.306% due 10/25/2046	115	113

SBI HELOC Trust
0.416% due 08/25/2036	407	356

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	430	378
0.296% due 09/25/2036	133	130
0.376% due 05/25/2037	500	347

SLC Student Loan Trust
0.420% due 02/15/2015	1,597	1,597

SLM Student Loan Trust
0.484% due 04/25/2014	2,585	2,584
0.494% due 10/27/2014	2,631	2,628
0.494% due 10/25/2016	99	99
0.494% due 07/25/2017	543	542
0.504% due 07/25/2017	2,300	2,276
2.004% due 04/25/2023	49,899	51,649

Soundview Home Equity Loan Trust
0.326% due 06/25/2037	1,202	907

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037	18	18
0.306% due 01/25/2038	759	537
0.926% due 01/25/2034	90	51

Structured Asset Investment Loan Trust
0.296% due 07/25/2036	254	243

Structured Asset Securities Corp.
0.296% due 10/25/2036	3,751	3,514
0.326% due 01/25/2037	507	465
0.346% due 01/25/2037	859	527
0.536% due 01/25/2033	1,690	1,015
4.900% due 04/25/2035	3,264	2,175

Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034	96	90

WaMu Asset-Backed Certificates
0.296% due 01/25/2037	930	647

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	418	292

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Home Equity Trust
0.346% due 03/25/2037		$254	$250
0.486% due 10/25/2035		1,765	1,710

Total Asset-Backed Securities (Cost $548,418)			528,843

SOVEREIGN ISSUES 0.4%

Kommunalbanken AS
3.375% due 11/15/2011		33,300	34,431

Total Sovereign Issues (Cost $34,191)			34,431

FOREIGN CURRENCY-DENOMINATED ISSUES 2.8%

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,300	3,333

Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,932

BTM Curacao Holdings NV
1.320% due 11/29/2049	JPY	200,000	2,161

Citigroup, Inc.
0.903% due 06/28/2013	EUR	1,300	1,763
6.400% due 03/27/2013		1,000	1,562

DLR Kredit A/S
4.000% due 01/01/2010	DKK	100,000	19,742
5.000% due 01/01/2010	EUR	34,000	50,241

Mizuho Bank Ltd.
1.432% due 12/31/2049	JPY	800,000	8,907

Morgan Stanley
3.768% due 08/08/2012	AUD	15,900	13,377

New York Life Funding
2.375% due 12/11/2009	CHF	600	581

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	123,000	24,306
5.000% due 01/01/2010	EUR	68,500	101,135

SLM Corp.
3.930% due 08/25/2010 (m)	CAD	3,000	2,547

Sumitomo Mitsui Banking Corp.
1.239% due 11/26/2049	JPY	200,000	2,225
1.269% due 06/29/2049		700,000	7,462

Total Foreign Currency-Denominated Issues (Cost $232,282)			241,274

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	8,930

Total Convertible Preferred Securities (Cost $3,950)			8,930

PREFERRED STOCKS 0.1%

DG Funding Trust
0.652% due 12/31/2049		328	2,800

Total Preferred Stocks (Cost $3,489)			2,800

See Accompanying Notes	Semiannual Report	September 30, 2009	133

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.2%

CERTIFICATES OF DEPOSIT 0.4%

Bank of Ireland
0.286% due 02/26/2010	$1,200	$1,187

Calyon Financial, Inc.
0.318% due 06/29/2010	400	400

Governor & Co. of the Bank of Ireland
0.549% due 01/15/2010	31,900	31,669

		33,256

COMMERCIAL PAPER 0.0%

Federal Home Loan Bank
0.120% due 11/18/2009	100	100

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$23,000	$23,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $23,471. Repurchase proceeds are $23,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	5,590	5,590
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $5,704. Repurchase proceeds are $5,590.)

		28,590

U.S. TREASURY BILLS 0.1%
0.192% due 02/25/2010 - 03/25/2010 (c)(f)(g)	8,180	8,173

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (e) 4.4%
38,497,405	$385,475

Total Short-Term Instruments (Cost $455,803)	455,594

PURCHASED OPTIONS (k) 0.1%
(Cost $5,101)	8,600

Total Investments 100.9% (Cost $8,801,341)	$8,757,684

Written Options (l) (0.0%) (Premiums $13,781)	(2,413)

Other Assets and Liabilities (Net) (0.9%)	(75,899)

Net Assets 100.0%	$8,679,372

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,397 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $560 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $343,646 at a weighted average interest rate of 0.272%. On September 30, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,215 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	600	$497

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.689%	$35,200	$144	$184	$(40)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.689%	25,200	103	128	(25)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	1.399%	3,800	(112)	0	(112)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	1.471%	3,800	(114)	0	(114)
General Electric Capital Corp.	BCLY	5.000%	06/20/2010	1.424%	3,000	82	(165)	247
General Electric Capital Corp.	BCLY	5.000%	06/20/2011	1.680%	5,000	288	(375)	663
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%	19,900	1,660	377	1,283
General Electric Capital Corp.	CITI	1.100%	06/20/2010	1.471%	7,000	(17)	0	(17)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	1.471%	1,300	(4)	0	(4)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	1,300	(7)	0	(7)
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.978%	2,600	353	101	252
General Electric Capital Corp.	MSC	5.000%	06/20/2010	1.424%	2,200	60	(77)	137
General Electric Capital Corp.	MSC	5.000%	06/20/2011	1.680%	8,100	467	(486)	953
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	1.003%	7,600	(32)	0	(32)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.246%	3,800	(96)	0	(96)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	1.019%	24,800	1	(6)	7
Mexico Government International Bond	DUB	1.000%	12/20/2010	1.019%	23,600	1	0	1
Morgan Stanley	BOA	0.870%	09/20/2012	1.331%	2,800	(36)	0	(36)
Morgan Stanley	JPM	0.800%	09/20/2012	1.331%	10,000	(149)	0	(149)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	1.085%	3,800	(77)	0	(77)
Republic of Korea Government Bond	JPM	0.770%	12/20/2010	0.701%	10,800	11	0	11
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	2,400	(126)	(246)	120
Valero Energy Corp.	BOA	0.320%	06/20/2012	2.046%	3,800	(170)	0	(170)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%	1,000	9	(25)	34

						$2,239	$(590)	$2,829

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

134	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$(32)	$(11)	$(21)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	(7)	(4)	(3)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(1,799)	(598)	(1,201)

							$(1,838)	$(613)	$(1,225)

(k)	Purchased options outstanding on September 30, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010	USD	5,000	$211	$7
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	874
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	16
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	545	2,300
Call - OTC EUR versus JPY		148.300	05/20/2010	EUR	8,100	464	71
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,626
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	993
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	206
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	774
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	159
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,294
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	280

						$5,101	$8,600

(l)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar December Futures	$97.500	12/11/2009	1,374	$320	$266

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$92,000	$886	$124
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	21,000	118	39
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	94,000	820	51
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	237,000	2,740	320
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	15,000	147	24
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	76,000	566	103
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	90,000	970	387
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	9,900	72	18
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	4,000	41	5
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	14,000	146	22
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	136,000	1,621	184
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,100	26	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	111,000	719	347
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	87,000	477	118
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	13,400	85	25
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	8,000	51	25
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	434,500	3,808	237
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,300	56	34
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,200	112	75

							$13,461	$2,147

See Accompanying Notes	Semiannual Report	September 30, 2009	135

Schedule of Investments  Short-Term Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$20,000	$142
Sales	5,392	2,520,400	20,123
Closing Buys	(1,580)	(1,029,000)	(5,445)
Expirations	(1,252)	(45,000)	(430)
Exercised	(1,186)	0	(609)

Balance at 09/30/2009	1,374	$1,466,400	$13,781

(m)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	09/29/2009	$2,653	$2,547	0.03%

(n)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$141,700	$147,106	$147,744
Fannie Mae	6.000%	10/01/2039	79,200	83,295	83,544
Fannie Mae	6.000%	11/01/2039	110,300	115,763	116,005

				$346,164	$347,293

(o)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	12,704	10/2009	JPM	$0	$(124)	$(124)
Sell		12,704	10/2009	RBS	0	(642)	(642)
Sell	CAD	2,892	10/2009	RBS	8	0	8
Sell	CHF	605	10/2009	RBC	0	(24)	(24)
Sell		605	12/2009	HSBC	3	0	3
Buy	CLP	267,804	11/2009	BCLY	28	0	28
Buy		63,745	11/2009	CITI	6	0	6
Buy	CNY	20,771	03/2010	BCLY	0	(27)	(27)
Buy		37,962	03/2010	DUB	0	(69)	(69)
Buy		15,207	06/2010	BCLY	0	(12)	(12)
Buy		6,373	06/2010	CITI	0	(4)	(4)
Buy		2,738	06/2010	DUB	0	(3)	(3)
Buy		19,797	06/2010	HSBC	0	(16)	(16)
Sell	DKK	3,070	10/2009	BNP	0	(17)	(17)
Sell		16,490	10/2009	MSC	0	(163)	(163)
Sell		425	10/2009	RBS	0	(2)	(2)
Buy		16,490	10/2009	UBS	119	0	119
Sell		3,495	12/2009	HSBC	0	0	0
Sell		210,224	01/2010	RBS	0	(1,025)	(1,025)
Sell		16,490	01/2010	UBS	0	(119)	(119)
Buy	EUR	4,160	10/2009	BCLY	128	0	128
Buy		4,975	10/2009	BNP	156	0	156
Sell		4,171	10/2009	UBS	34	0	34
Sell		103,302	01/2010	BCLY	0	(339)	(339)
Sell	GBP	5,915	10/2009	BNP	425	0	425
Buy	MXN	343,073	11/2009	DUB	1,237	0	1,237
Buy	SGD	25	11/2009	BCLY	1	0	1
Buy		0	11/2009	BOA	0	0	0
Buy		85	11/2009	DUB	2	0	2
Buy		37	11/2009	RBS	1	0	1
Buy	ZAR	23,786	11/2009	BCLY	700	0	700

					$2,848	$(2,586)	$262

136	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$3,160,575	$2,924	$3,163,499
U.S. Government Agencies	0	3,771,164	1,042	3,772,206
Asset-Backed Securities	0	518,345	10,498	528,843
Short-Term Instruments	385,475	70,119	0	455,594
Other Investments +++	8,930	828,047	565	837,542

Investments, at value	$394,405	$8,348,250	$15,029	$8,757,684

Short Sales, at value	$0	$(347,293)	$0	$(347,293)

Financial Derivative Instruments ++++	$497	$(547)	$0	$(50)

Total	$394,902	$8,000,410	$15,029	$8,410,341

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
Corporate Bonds & Notes	$0	$5	$62	$0	$99	$2,758	$2,924	$99
U.S. Government Agencies	797	(31)	1	0	5	270	1,042	5
Asset-Backed Securities	119	10,475	0	0	(6)	(90)	10,498	(2)
Other Investments +++	0	(97)	2	0	53	607	565	13

Investments, at value	$916	$10,352	$65	$0	$151	$3,545	$15,029	$115

Financial Derivative Instruments ++++	$66	$0	$0	$0	$(66)	$0	$0	$0

Total	$982	$10,352	$65	$0	$85	$3,545	$15,029	$115

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(q)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$8,600	$0	$0	$0	$8,600
Variation margin receivable ^^	497	0	0	0	0	497
Unrealized appreciation on foreign currency contracts	0	2,848	0	0	0	2,848
Unrealized appreciation on swap agreements	0	0	3,708	0	0	3,708

	$497	$11,448	$3,708	$0	$0	$15,653

Liabilities:
Written options outstanding	$2,413	$0	$0	$0	$0	$2,413
Unrealized depreciation on foreign currency contracts	0	2,586	0	0	0	2,586
Unrealized depreciation on swap agreements	1,225	0	879	0	0	2,104

	$3,638	$2,586	$879	$0	$0	$7,103

See Accompanying Notes	Semiannual Report	September 30, 2009	137

Schedule of Investments  Short-Term Fund  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$(26,343)	$0	$(185)	$0	$0	$(26,528)
Net realized (loss) on foreign currency transactions	0	(13,373)	0	0	0	(13,373)

	$(26,343)	$(13,373)	$(185)	$0	$0	$(39,901)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(1,214)	$0	$0	$0	$(1,214)
Net change in unrealized appreciation on futures contracts, written options and swaps	47,390	0	8,694	0	0	56,084
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	13,256	0	0	0	13,256

	$47,390	$12,042	$8,694	$0	$0	$68,126

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

138	PIMCO Funds	Bond Funds	See Accompanying Notes

Schedule of Investments Unconstrained Bond Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.250% due 08/03/2012	$7,980	$7,692

Total Bank Loan Obligations (Cost $7,439)		7,692

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 10.5%

American Express Bank FSB
6.000% due 09/13/2017	1,600	1,658

American Express Centurion Bank
0.306% due 03/23/2010	600	598
0.394% due 06/12/2012	2,200	2,083
6.000% due 09/13/2017	200	207

American Express Co.
6.150% due 08/28/2017	1,000	1,052
7.000% due 03/19/2018	1,800	1,983

American Express Credit Corp.
0.396% due 10/04/2010	7,555	7,462
1.646% due 05/27/2010	9,014	9,034

American General Finance Corp.
6.900% due 12/15/2017	300	210

American International Group, Inc.
4.950% due 03/20/2012	1,100	990
5.600% due 10/18/2016	1,500	1,103
5.850% due 01/16/2018	300	218
8.175% due 05/15/2058	7,500	4,556
8.250% due 08/15/2018	28,200	24,001

ANZ National International Ltd.
6.200% due 07/19/2013	1,900	2,081

Bank of America Corp.
0.765% due 10/14/2016	1,300	1,057
5.650% due 05/01/2018	6,000	5,934
7.375% due 05/15/2014	9,000	10,028

Bank of America N.A.
0.839% due 06/23/2010	200	200

Barclays Bank PLC
5.450% due 09/12/2012	800	861
6.050% due 12/04/2017	9,800	9,878
7.434% due 09/29/2049	200	178
10.179% due 06/12/2021	1,600	2,107

Barnett Capital III
1.108% due 02/01/2027	700	443

Bear Stearns Cos. LLC
7.250% due 02/01/2018	900	1,029

Block Financial LLC
7.875% due 01/15/2013	2,500	2,713

Capital One Financial Corp.
6.750% due 09/15/2017	100	106
7.375% due 05/23/2014	3,000	3,353

Citigroup Funding, Inc.
1.518% due 05/07/2010	6,000	6,006

Citigroup, Inc.
4.125% due 02/22/2010	175	177
5.300% due 10/17/2012	500	516
5.500% due 04/11/2013	100	102
6.125% due 05/15/2018	5,900	5,819

Credit Suisse New York
6.000% due 02/15/2018	100	105

Ford Motor Credit Co. LLC
7.375% due 10/28/2009	3,700	3,701

General Electric Capital Corp.
0.748% due 01/08/2016	399	340

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
0.583% due 06/28/2010	$700	$701
0.651% due 02/06/2012	6,600	6,497
0.959% due 10/07/2011	3,800	3,754
5.350% due 01/15/2016	2,800	2,896
5.750% due 10/01/2016	200	210
5.950% due 01/18/2018	500	520
6.150% due 04/01/2018	5,100	5,374

HSBC Finance Corp.
0.564% due 10/21/2009	100	100
0.674% due 08/09/2011	900	874
0.791% due 06/01/2016	2,100	1,871

Hyatt Hotels Corp.
6.875% due 08/15/2019	7,500	7,710

International Lease Finance Corp.
0.909% due 01/15/2010	900	879
4.875% due 09/01/2010	10,365	9,721
5.750% due 06/15/2011	1,300	1,185

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	506	457

KeyCorp
6.500% due 05/14/2013	1,000	1,025

LeasePlan Corp. NV
3.000% due 05/07/2012	3,000	3,071

Lloyds Banking Group PLC
5.920% due 09/29/2049	2,600	1,495

Macquarie Bank Ltd.
4.100% due 12/17/2013	11,800	12,430

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	2,112

Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	5,000	5,032
5.000% due 01/15/2015	2,300	2,326
6.875% due 04/25/2018	600	632

Metropolitan Life Global Funding I
0.893% due 09/17/2010	20,200	20,159

Morgan Stanley
6.000% due 04/28/2015	1,900	2,015
6.600% due 04/01/2012	1,000	1,087
7.300% due 05/13/2019	1,000	1,102

National Australia Bank Ltd.
0.914% due 02/08/2010	1,000	1,000

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	6,000	6,351

PSS World Medical, Inc.
5.374% due 05/17/2045	4,600	4,274

RBS Capital Trust III
5.512% due 09/29/2049	300	143

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	6,300	6,399
6.990% due 10/29/2049	2,745	1,429
7.648% due 08/29/2049	900	505
9.118% due 03/31/2049	5,000	4,626

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	5,400	4,757

SLM Corp.
0.734% due 10/25/2011	500	419
4.500% due 07/26/2010	600	583
8.450% due 06/15/2018	100	80

Swedbank AB
3.000% due 12/22/2011	4,000	4,097

UBS AG
1.212% due 06/19/2010	2,400	2,374

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

UBS Preferred Funding Trust V
6.243% due 05/29/2049	$5,500	$4,191

Wachovia Bank N.A.
0.629% due 03/15/2016	900	803

Wachovia Corp.
0.673% due 08/01/2013	4,000	3,825
5.300% due 10/15/2011	1,000	1,060

WEA Finance LLC
6.750% due 09/02/2019	6,900	6,994

Wells Fargo Bank N.A.
0.650% due 05/16/2016	500	432
4.750% due 02/09/2015	1,000	1,015

		262,481

INDUSTRIALS 8.8%

Aetna, Inc.
6.500% due 09/15/2018	500	542

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,477

Altria Group, Inc.
9.700% due 11/10/2018	9,100	11,321

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	3,000	3,281

Avnet, Inc.
6.625% due 09/15/2016	1,600	1,685

Black & Decker Corp.
8.950% due 04/15/2014	4,600	5,412

Boston Scientific Corp.
6.000% due 06/15/2011	100	103

Cardinal Health, Inc.
0.865% due 10/02/2009	300	300

CBS Corp.
8.875% due 05/15/2019	5,000	5,524

Centex Corp.
5.700% due 05/15/2014	1,000	1,020

CIGNA Corp.
8.500% due 05/01/2019	5,900	6,783

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,899

Con-way, Inc.
7.250% due 01/15/2018	2,500	2,549

CVS Caremark Corp.
0.661% due 06/01/2010	950	951

Daimler Finance North America LLC
5.750% due 09/08/2011	3,200	3,363
8.500% due 01/18/2031	2,000	2,373

Dow Chemical Co.
4.850% due 08/15/2012	31,100	32,368
8.550% due 05/15/2019	5,000	5,630
9.400% due 05/15/2039	2,000	2,470

DR Horton, Inc.
5.625% due 01/15/2016	2,500	2,350

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	3,878

General Motors Corp.
8.800% due 03/01/2021 (a)	300	47

Hewlett-Packard Co.
2.250% due 05/27/2011	2,600	2,650

International Business Machines Corp.
1.082% due 07/28/2011	300	303

See Accompanying Notes	Semiannual Report	September 30, 2009	139

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KB Home
5.875% due 01/15/2015	$1,200	$1,137
7.250% due 06/15/2018	1,300	1,274

Kraft Foods, Inc.
5.625% due 11/01/2011	100	106

Kroger Co.
6.400% due 08/15/2017	500	554

Macy's Retail Holdings, Inc.
5.900% due 12/01/2016	7,600	7,003

Masco Corp.
4.800% due 06/15/2015	3,000	2,757
5.850% due 03/15/2017	2,500	2,310
6.125% due 10/03/2016	5,000	4,749

McKesson Corp.
7.500% due 02/15/2019	5,000	5,981

Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,510

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	4,204

Nordstrom, Inc.
6.250% due 01/15/2018	5,000	5,191

Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	9,639

Reynolds American, Inc.
0.999% due 06/15/2011	400	394

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	998

RPM International, Inc.
6.500% due 02/15/2018	4,000	3,699

RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	4,723

Staples, Inc.
9.750% due 01/15/2014	6,000	7,216

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	1,980
7.875% due 05/01/2012	2,100	2,189

Talisman Energy, Inc.
7.750% due 06/01/2019	4,000	4,713

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,418

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,850

Tyco International Finance S.A.
4.125% due 10/15/2014 (b)	9,200	9,168

Volvo Treasury AB
5.950% due 04/01/2015 (b)	25,000	25,011

Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,600

Williams Cos., Inc.
6.375% due 10/01/2010	4,100	4,211

		220,864

UTILITIES 2.4%

British Telecommunications PLC
5.950% due 01/15/2018	800	812

Embarq Corp.
6.738% due 06/01/2013	600	651
7.082% due 06/01/2016	10,300	11,209

Enel Finance International S.A.
3.875% due 10/07/2014 (b)	8,800	8,776

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sempra Energy
6.500% due 06/01/2016	$7,000	$7,751

Sprint Nextel Corp.
8.375% due 08/15/2017	6,300	6,300

Verizon Wireless Capital LLC
3.750% due 05/20/2011	25,100	25,911

		61,410

Total Corporate Bonds & Notes (Cost $491,782)		544,755

MUNICIPAL BONDS & NOTES 3.6%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	13,407

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,100	2,117

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	3,600	3,958
7.550% due 04/01/2039	15,400	17,138

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,517

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	512

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	11,206

Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,361

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,543

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	210

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,080

Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	5,000	5,261

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	779

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
6.995% due 01/01/2019	350	311

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.191% due 07/01/2020	450	399

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	300	305

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,687
5.750% due 06/01/2043	4,600	4,046

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.869% due 06/15/2031	100	124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	$175	$172

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	200	209

San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,287

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	101

Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,759

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,164

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,000	4,170

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.834% due 02/15/2031	100	124

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.837% due 02/01/2027	100	124
9.936% due 10/01/2031	170	214

Total Municipal Bonds & Notes (Cost $81,329)		90,285

U.S. GOVERNMENT AGENCIES 17.1%

Fannie Mae
0.306% due 12/25/2036	592	559
0.346% due 01/25/2021	122	120
0.376% due 03/25/2036	357	315
0.446% due 10/27/2037	400	378
0.596% due 09/25/2042	128	119
1.146% due 04/25/2032	10	10
1.625% due 11/25/2023	157	156
2.251% due 03/01/2044 - 09/01/2044	894	895
3.440% due 11/01/2034	646	656
3.500% due 05/01/2039 - 11/01/2039	19,929	19,324
3.851% due 09/01/2031	12	13
4.000% due 04/01/2024 - 06/01/2024	24,774	25,241
4.351% due 05/01/2035	795	826
4.500% due 02/01/2039 - 10/01/2039	147,000	148,885
5.000% due 07/25/2019 - 10/01/2039	1,000	1,033
5.083% due 06/01/2035	608	634
5.466% due 12/01/2035	35	36
5.500% due 05/01/2021 - 10/01/2039	55,388	58,376
5.500% due 12/01/2037 - 09/01/2038 (i)	25,200	26,414
6.000% due 03/01/2023 - 10/01/2039	50,967	53,869
6.000% due 10/01/2038 (i)	10,646	11,245
6.500% due 08/01/2029 - 12/01/2038	1,974	2,115

140	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	$49	$49

Freddie Mac
0.343% due 02/01/2011 (f)	741	740
0.389% due 05/04/2011 (f)	189	189
0.443% due 10/15/2020	52	51
0.493% due 01/14/2011 (f)	453	453
0.657% due 04/01/2011 (f)	321	322
1.200% due 10/15/2020	5	5
2.251% due 10/25/2044	45	44
2.451% due 07/25/2044	700	687
4.500% due 10/15/2019	26	27
5.000% due 04/15/2018	83	86
6.500% due 10/25/2043	197	213

Ginnie Mae
3.500% due 11/01/2039	7,000	6,636
5.000% due 10/01/2039	2,091	2,164
5.500% due 06/20/2035 - 10/01/2039	5,108	5,367
6.000% due 12/15/2028 - 04/15/2039	26,872	28,420
6.500% due 08/15/2036 - 10/01/2039	10,366	11,017

Overseas Private Investment Corp.
0.000% due 09/20/2013	8,852	8,911

Residual Funding Strip
0.000% due 10/15/2019	12,600	8,422

Tennessee Valley Authority
5.250% due 09/15/2039	5,000	5,298

Total U.S. Government Agencies (Cost $423,825)		430,320

U.S. TREASURY OBLIGATIONS 25.5%

Treasury Inflation Protected Securities (d)
1.375% due 07/15/2018 (d)	10,886	10,791
1.625% due 01/15/2018 (d)	10,588	10,704
1.875% due 07/15/2019 (d)	10,994	11,331
2.125% due 01/15/2019 (d)	13,943	14,653
2.500% due 01/15/2029 (d)	32,400	34,911

U.S. Treasury Bonds
4.250% due 05/15/2039	1,460	1,511
4.500% due 08/15/2039	135,400	146,063
7.250% due 08/15/2022 (f)	100	135
7.875% due 02/15/2021	14,200	19,809
8.125% due 05/15/2021	100	142

U.S. Treasury Notes
0.875% due 03/31/2011	47,900	48,084
0.875% due 04/30/2011	71,900	72,130
2.375% due 08/31/2014	8,400	8,436
2.375% due 09/30/2014	50,600	50,758
2.625% due 06/30/2014	300	306
2.625% due 07/31/2014	10,900	11,087
3.000% due 08/31/2016	48,600	48,919
3.000% due 09/30/2016	10,000	10,045
3.250% due 07/31/2016 (f)	107,000	109,566
3.500% due 02/15/2018	1,000	1,022
3.625% due 08/15/2019	7,800	8,011
3.875% due 05/15/2018	200	210
4.250% due 11/15/2017	20,100	21,670

Total U.S. Treasury Obligations (Cost $629,811)		640,294

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Assets
0.456% due 10/25/2046	272	123

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Investment Trust
4.390% due 02/25/2045	$3,302	$2,664
5.660% due 09/25/2045	1,889	1,194

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	714	727

Banc of America Mortgage Securities, Inc.
4.369% due 01/25/2035	1,180	1,071

BCRR Trust
5.999% due 08/17/2045	6,890	6,093

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	76	67
2.490% due 08/25/2035	204	179
2.900% due 03/25/2035	337	301
4.153% due 05/25/2034	23	21
4.217% due 04/25/2034	551	480
4.342% due 11/25/2034	31	29
4.550% due 08/25/2035	145	127
5.440% due 05/25/2047	90	59

Bear Stearns Alt-A Trust
0.446% due 02/25/2034	284	80
4.466% due 08/25/2036	49	22
5.490% due 09/25/2035	1,865	1,183
5.654% due 11/25/2036	6,989	4,222
5.667% due 11/25/2036	2,972	1,785
5.718% due 01/25/2036	5,203	3,228

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	74	43

Chase Mortgage Finance Corp.
4.369% due 02/25/2037	223	207
4.601% due 02/25/2037	1,932	1,835
4.728% due 02/25/2037	1,219	1,119

Chaseflex Trust
0.706% due 07/25/2037	1,237	600

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	116	95
4.748% due 08/25/2035	94	81
5.607% due 11/25/2036	3,004	1,765
5.985% due 09/25/2037	363	226

Countrywide Alternative Loan Trust
0.326% due 09/20/2046	96	95
0.396% due 05/20/2046	50	44
0.406% due 02/25/2047	719	354
0.426% due 02/20/2047	951	452
0.426% due 05/25/2047	10,597	4,764
0.436% due 11/25/2046	522	262
0.441% due 12/20/2046	6,409	3,149
0.456% due 03/20/2046	3,366	1,670
0.526% due 12/25/2035	784	420
0.526% due 02/25/2037	802	416
1.901% due 02/25/2036	40	21
5.239% due 06/25/2037	8,927	4,426
5.500% due 03/25/2036	226	179
6.500% due 06/25/2036	369	229

Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/2035	308	158
0.626% due 09/25/2034	22	13
3.981% due 08/25/2034	117	84
4.004% due 08/25/2034	9	6
4.654% due 11/25/2034	30	22
5.250% due 02/20/2036	2,228	1,263
5.765% due 09/20/2036	588	342

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	1,290	1,117

CS First Boston Mortgage Securities Corp.
3.877% due 08/25/2033	39	37
6.500% due 04/25/2033	3	3

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.336% due 08/25/2037	$1,671	$1,562

Downey Savings & Loan Association Mortgage Loan Trust
0.506% due 08/19/2045	77	41
3.059% due 07/19/2044	10	7

First Horizon Alternative Mortgage Securities
5.397% due 09/25/2035	2,084	1,446

First Horizon Asset Securities, Inc.
4.129% due 12/25/2033	16	14

First Republic Mortgage Loan Trust
0.593% due 11/15/2031	33	27

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	7,829	6,201
0.326% due 01/25/2047	397	317

GSR Mortgage Loan Trust
4.510% due 03/25/2033	15	15
5.472% due 05/25/2047	15,092	10,540

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	54	51
0.436% due 01/19/2038	4,115	2,105
0.466% due 05/19/2035	401	214
0.486% due 03/19/2036	408	192
4.244% due 05/19/2033	32	31

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	14	10

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	99	89
4.039% due 01/25/2036	1,524	909

JPMorgan Mortgage Trust
4.493% due 07/25/2035	239	219
5.005% due 07/25/2035	265	223

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	22	19

MASTR Asset Securitization Trust
5.500% due 09/25/2033	128	126

Mellon Residential Funding Corp.
0.593% due 11/15/2031	168	126
0.683% due 12/15/2030	100	85

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	290	167

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	436	302
4.250% due 10/25/2035	107	93

Morgan Stanley Mortgage Loan Trust
3.995% due 08/25/2034	161	120
5.362% due 06/25/2036	263	237

Residential Accredit Loans, Inc.
0.496% due 02/25/2036	1,009	479
0.546% due 08/25/2035	232	124
5.930% due 01/25/2036	582	318

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	63	31
3.619% due 04/25/2034	22	19
3.750% due 02/25/2034	17	14
5.210% due 09/25/2034	41	36
5.394% due 08/25/2035	96	69

Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036	114	111
0.346% due 09/25/2047	33	30
0.436% due 07/25/2046	274	130
0.466% due 05/25/2036	1,545	722
0.526% due 02/25/2036	306	169
0.596% due 03/19/2034	17	11

See Accompanying Notes	Semiannual Report	September 30, 2009	141

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.296% due 05/25/2036	$13	$12
3.832% due 10/25/2035	34	21
5.000% due 12/25/2034	10	10

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	4	4
0.356% due 01/25/2037	38	34

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	278	266
0.356% due 11/25/2046	1,408	1,332
0.366% due 09/25/2046	450	431
0.376% due 06/25/2037	65	60

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	199	149
5.308% due 11/15/2048	900	813

WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045	61	36
0.566% due 07/25/2045	44	27
0.786% due 12/25/2027	25	18
1.631% due 01/25/2047	141	66
1.711% due 12/25/2046	744	354
1.751% due 02/25/2047	278	145
1.881% due 06/25/2046	897	471
2.101% due 11/25/2042	12	8
2.401% due 11/25/2046	297	201
2.900% due 10/25/2034	1,451	1,377
2.910% due 06/25/2033	10	9
3.099% due 09/25/2046	66	34
3.099% due 10/25/2046	468	252
3.771% due 03/25/2033	50	44
5.232% due 01/25/2036	3,560	2,246
5.392% due 02/25/2037	268	173
5.678% due 02/25/2037	1,110	710
5.719% due 10/25/2036	202	128

Wells Fargo Mortgage-Backed Securities Trust
3.295% due 09/25/2034	3,781	1,360
3.887% due 07/25/2035	55	52
4.549% due 12/25/2034	1,240	1,140
4.608% due 06/25/2035	348	335
4.690% due 12/25/2033	37	35
5.240% due 04/25/2036	818	633

Total Mortgage-Backed Securities (Cost $79,527)		89,889

ASSET-BACKED SECURITIES 4.3%

Accredited Mortgage Loan Trust
0.296% due 02/25/2037	24	23

Ally Auto Receivables Trust
0.396% due 09/15/2010	14,400	14,281
1.320% due 03/15/2012	3,300	3,271

Amortizing Residential Collateral Trust
0.946% due 10/25/2031	1,034	714

Argent Securities, Inc.
0.446% due 10/25/2035	97	75

Asset-Backed Funding Certificates
0.306% due 11/25/2036	8	8
0.596% due 06/25/2034	388	254
1.391% due 12/25/2032	2,113	1,626

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	17	16

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036	44	40
0.576% due 01/25/2036	97	91
0.596% due 09/25/2034	59	55
0.696% due 03/25/2043	2	2
0.746% due 11/25/2042	30	24
5.500% due 08/25/2036	3,009	1,391

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Second Lien Trust
0.466% due 12/25/2036	$457	$263

Carrington Mortgage Loan Trust
0.296% due 12/25/2036	40	34
0.296% due 01/25/2037	280	267
0.346% due 06/25/2037	162	141
0.406% due 01/25/2036	143	137

Chase Issuance Trust
0.646% due 09/17/2012	14,800	14,798
0.694% due 09/17/2012	36,500	36,500

Citigroup Mortgage Loan Trust, Inc.
0.306% due 05/25/2037	50	41
0.346% due 10/25/2036	353	335

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	86	84
0.296% due 12/25/2046	2	2
0.296% due 03/25/2047	28	28
0.356% due 10/25/2046	114	111
0.406% due 02/25/2036	5	4
0.586% due 12/25/2036	387	147
0.726% due 12/25/2031	3	1

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037	97	91
6.280% due 05/25/2035	2,600	2,098

First NLC Trust
0.316% due 08/25/2037	54	40

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	20,500	20,507
1.210% due 01/15/2012	3,300	3,308

Fremont Home Loan Trust
0.296% due 10/25/2036	180	133
0.306% due 01/25/2037	60	39

GSAMP Trust
0.286% due 10/25/2046	31	31
0.536% due 03/25/2034	3	3

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	4	4

Home Equity Mortgage Trust
5.367% due 07/25/2036	477	95

HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036	84	56

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	9	9

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	42	40
0.296% due 08/25/2036	32	32
0.306% due 03/25/2047	44	30
0.326% due 08/25/2036	14	12
0.333% due 11/25/2036	26	26

Lehman XS Trust
0.396% due 04/25/2037	227	170

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	6	5
0.426% due 08/25/2035	8	8
0.526% due 10/25/2034	441	337

MASTR Asset-Backed Securities Trust
0.296% due 11/25/2036	50	39
0.306% due 11/25/2036	173	165
0.356% due 02/25/2036	15	15

Morgan Stanley ABS Capital I
0.296% due 09/25/2036	41	41
0.356% due 10/25/2036	1,600	1,058

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	10	10

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Home Mortgage LLC
3.746% due 07/25/2034		$251	$28

Nomura Asset Acceptance Corp.
0.386% due 01/25/2036		4	4

Option One Mortgage Loan Trust
0.376% due 07/25/2037		800	268

Park Place Securities, Inc.
0.506% due 09/25/2035		46	30

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036		5	5

Residential Asset Securities Corp.
0.316% due 11/25/2036		15	15

Saxon Asset Securities Trust
0.306% due 10/25/2046		26	26

SBI HELOC Trust
0.416% due 08/25/2036		121	105

Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/2036		27	26
0.376% due 05/25/2037		682	474

SLC Student Loan Trust
0.420% due 02/15/2015		47	47

SLM Student Loan Trust
0.504% due 10/25/2016		73	72
1.804% due 01/25/2018		3,525	3,615
2.004% due 04/25/2023		387	402

Soundview Home Equity Loan Trust
0.306% due 11/25/2036		104	68
0.326% due 06/25/2037		41	31

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		5	5

Structured Asset Investment Loan Trust
0.296% due 07/25/2036		12	11

Structured Asset Securities Corp.
0.296% due 10/25/2036		84	79
0.536% due 01/25/2033		12	7

USAA Auto Owner Trust
4.980% due 10/15/2012		525	544

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		77	73

Total Asset-Backed Securities (Cost $107,580)			109,101

SOVEREIGN ISSUES 1.4%

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012		33,900	33,945

Total Sovereign Issues (Cost $33,900)			33,945

FOREIGN CURRENCY-DENOMINATED ISSUES 2.7%

American International Group, Inc.
8.625% due 05/22/2038	GBP	200	177

ASIF II
5.375% due 12/07/2009		300	476

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	96,190	47,565

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	100	107

CIT Group, Inc.
4.250% due 09/22/2011		900	849

142	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup, Inc.
0.903% due 06/28/2013	EUR	100	$136
1.059% due 01/16/2012	GBP	1,300	1,958
Fortis Bank Nederland Holding NV
1.737% due 06/10/2011	EUR	3,700	5,433
Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	45
5.375% due 02/15/2013		200	309
Lloyds TSB Bank PLC
0.947% due 06/09/2011		2,900	4,264
4.385% due 05/29/2049		500	443
Merrill Lynch & Co., Inc.
1.134% due 05/30/2014		300	397
Morgan Stanley
3.817% due 03/01/2013	AUD	3,900	3,218
Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	479
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	600	443
SLM Corp.
4.750% due 03/17/2014		1,200	1,317
Societe Generale
4.196% due 01/29/2049		100	111
UBS AG
4.280% due 04/29/2049		500	513

Total Foreign Currency-Denominated Issues (Cost $64,670)			68,240

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

American International Group, Inc.
8.500% due 08/01/2011		74,900	865

	SHARES	MARKET VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	3,800	$3,393

Total Convertible Preferred Securities (Cost $3,239)		4,258

PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049	8,000	13

Total Preferred Stocks (Cost $11)		13

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%

CERTIFICATES OF DEPOSIT 1.8%

Barclays Bank PLC
1.109% due 03/22/2011	$45,000	45,000

COMMERCIAL PAPER 1.0%

Fannie Mae
0.170% due 01/14/2010	2,317	2,316
0.210% due 03/24/2010	7,400	7,396

Federal Home Loan Bank
0.112% due 10/02/2009	3,700	3,700
0.175% due 02/24/2010	5,900	5,898

Freddie Mac
0.223% due 03/08/2010	6,600	6,596

		25,906

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$15,000	$15,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% - 3.125% due 02/28/2013 - 08/31/2013 valued at $15,345. Repurchase proceeds are $15,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	616	616
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $630. Repurchase proceeds are $616.)

		15,616

U.S. TREASURY BILLS 0.1%
0.225% due 02/25/2010 - 03/18/2010 (c)(f)(g)(i)	2,261	2,260

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 22.9%
	57,279,781	573,542

Total Short-Term Instruments (Cost $662,136)		662,324

Total Investments 106.8% (Cost $2,585,249)		$2,681,116

Written Options (k) (0.0%) (Premiums $43)		(2)

Other Assets and Liabilities (Net) (6.8%)		(170,093)

Net Assets 100.0%		$2,511,020

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,097 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $8,595 at a weighted average interest rate of (0.147)%. On September 30, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,894 and cash of $2,305 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	243	$285
90-Day Euribor September Futures	Long	09/2010	320	774
90-Day Eurodollar September Futures	Long	09/2010	2,700	3,179
Euro-Bobl December Futures	Long	12/2009	232	160
Euro-Bund 10-Year Bond December Futures	Long	12/2009	85	65
U.S. Treasury 2-Year Note December Futures	Long	12/2009	515	70
U.S. Treasury 10-Year Note December Futures	Short	12/2009	513	(922)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	438	481
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	981	1,589

				$5,681

See Accompanying Notes	Semiannual Report	September 30, 2009	143

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	0.718%		$500	$(8)	$0	$(8)
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	2.716%		1,700	141	0	141
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.162%		4,100	49	(66)	115
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.180%		5,000	(48)	0	(48)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.160%		1,600	15	29	(14)
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	1.132%		4,600	(229)	0	(229)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.416%		2,500	(73)	0	(73)
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.510%		10,000	(66)	0	(66)
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.630%		800	15	0	15
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.120%		3,000	15	135	(120)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.808%		5,000	306	456	(150)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.673%		1,000	(14)	14	(28)
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.425%		6,500	213	296	(83)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	1.353%		2,500	(425)	0	(425)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.639%		20,000	(356)	0	(356)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.709%		2,500	98	162	(64)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.493%		500	(9)	(9)	0
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.493%		200	(4)	(4)	0
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.623%		10,700	(250)	(187)	(63)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.496%		1,200	4	0	4
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	2.345%		15,000	(1,700)	(153)	(1,547)
KB Home	BNP	(1.000%	)	03/20/2015	2.239%		1,200	71	50	21
KB Home	BOA	(1.000%	)	06/20/2018	2.294%		1,300	113	63	50
Kroger Co.	DUB	(0.775%	)	09/20/2017	0.795%		500	1	0	1
Macy's Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	3.011%		7,600	866	359	507
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.445%		2,000	(62)	(46)	(16)
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.071%		2,500	164	224	(60)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.985%		3,000	147	139	8
Masco Corp.	UBS	(4.650%	)	12/20/2016	2.125%		5,000	(760)	0	(760)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.315%		5,000	(135)	0	(135)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.078%		2,500	13	22	(9)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.756%		3,400	(249)	0	(249)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	1.748%		5,000	(1,205)	0	(1,205)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.581%		6,000	(88)	0	(88)
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	1.013%		1,000	1	(11)	12
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.415%		4,000	116	59	57
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.415%		5,000	(260)	0	(260)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.294%		1,200	(16)	0	(16)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.686%		16,100	(288)	0	(288)
Sempra Energy	CITI	(1.000%	)	06/20/2016	0.693%		7,000	(132)	(88)	(44)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.443%		6,300	920	617	303
Staples, Inc.	BOA	(3.750%	)	03/20/2014	1.046%		6,000	(688)	0	(688)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	2.631%		2,100	(131)	(64)	(67)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	2.709%		2,000	(149)	(97)	(52)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	0.900%		4,000	(33)	48	(81)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.429%		1,400	22	0	22
UBS AG	BCLY	(2.350%	)	03/20/2014	0.904%	EUR	800	(72)	0	(72)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.666%		$5,000	142	354	(212)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.232%		1,000	(6)	0	(6)

								$(4,024)	$2,302	$(6,326)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	DUB	4.700%	12/20/2013	2.021%	$4,000	$419	$0	$419
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	4,700	(201)	(399)	198

						$218	$(399)	$617

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$72,400	$291	$1,243	$(952)

144	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$562	$(158)	$(213)	$55
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,298)	(1,354)	56
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(495)	(516)	21
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	583	(25)	(47)	22

					$(1,976)	$(2,130)	$154

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS	BRL	53,600	$(112)	$0	$(112)
Pay	6-Month EUR-LIBOR	4.750%	03/17/2030	JPM	EUR	27,100	(87)	(164)	77
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	128	(19)	147
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	119	(20)	139
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	388,800	663	79	584
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		408,800	696	108	588

							$1,407	$(16)	$1,423

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$98.625	12/14/2009	123	$43	$2

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	464	$128,256	$964
Sales	321	0	111
Closing Buys	(662)	(128,256)	(1,032)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	123	$0	$43

(l)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2024	$6,100	$6,359	$6,396
Fannie Mae	5.000%	10/01/2039	1,300	1,331	1,343
Fannie Mae	5.000%	11/01/2039	1,000	1,028	1,029
Fannie Mae	5.500%	11/01/2039	61,400	63,723	64,019
Fannie Mae	6.000%	10/01/2039	7,200	7,568	7,595
Fannie Mae	6.000%	11/01/2039	16,900	17,737	17,774
Fannie Mae	6.500%	11/01/2039	1,400	1,489	1,490
Ginnie Mae	5.500%	10/01/2039	3,400	3,540	3,571
Ginnie Mae	5.500%	11/01/2039	3,400	3,557	3,557
Ginnie Mae	6.500%	10/01/2039	7,700	8,183	8,173
Ginnie Mae	6.500%	11/01/2039	17,000	18,023	18,001

				$132,538	$132,948

See Accompanying Notes	Semiannual Report	September 30, 2009	145

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

(m)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	299	11/2009	HSBC	$0	$(3)	$(3)
Sell		3,333	11/2009	RBS	0	(36)	(36)
Buy	BRL	2,082	10/2009	BCLY	67	0	67
Buy		2,084	10/2009	CITI	68	0	68
Buy		2,081	10/2009	DUB	67	0	67
Buy		22,800	10/2009	HSBC	762	0	762
Buy		51,070	10/2009	JPM	3,419	0	3,419
Sell		80,118	10/2009	RBS	0	(1,178)	(1,178)
Sell		26,477	02/2010	BOA	0	(274)	(274)
Sell		53,313	02/2010	CITI	0	(527)	(527)
Sell		6,216	02/2010	JPM	0	(56)	(56)
Buy		80,118	02/2010	RBS	1,181	0	1,181
Sell	CAD	399	10/2009	UBS	1	0	1
Buy	CNY	121	03/2010	DUB	0	0	0
Buy		122,620	06/2010	BCLY	0	(226)	(226)
Buy		181,912	06/2010	BOA	0	(246)	(246)
Buy		46,898	06/2010	CITI	0	(92)	(92)
Buy		37,072	06/2010	DUB	0	(69)	(69)
Buy		42,291	06/2011	HSBC	0	(175)	(175)
Sell	EUR	6,162	10/2009	BCLY	0	(190)	(190)
Sell		7,368	10/2009	BNP	0	(231)	(231)
Sell		1,124	10/2009	BOA	17	0	17
Sell		1,289	10/2009	JPM	19	0	19
Buy		112	10/2009	RBS	0	0	0
Sell	GBP	13,334	10/2009	BNP	958	0	958
Sell		210	10/2009	HSBC	10	0	10
Sell	JPY	1,105,240	10/2009	BNP	0	(368)	(368)
Buy	KRW	5,773,784	11/2009	BCLY	353	0	353
Buy		21,869,968	11/2009	BOA	423	0	423
Buy		4,894,982	11/2009	CITI	300	0	300
Buy		4,379,197	11/2009	RBS	301	0	301
Buy	MXN	1,767	11/2009	DUB	0	0	0
Buy		362	11/2009	JPM	0	0	0
Sell		4,246	11/2009	UBS	6	0	6
Buy	TWD	638,204	11/2009	HSBC	202	0	202

					$8,154	$(3,671)	$4,483

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$17,944	$526,811	$0	$544,755
U.S. Government Agencies	0	421,888	8,432	430,320
U.S. Treasury Obligations	0	640,294	0	640,294
Short-Term Instruments	573,542	88,782	0	662,324
Other Investments +++	4,271	378,241	20,911	403,423

Investments, at value	$595,757	$2,056,016	$29,343	$2,681,116

Short Sales, at value	$0	$(132,948)	$0	$(132,948)

Financial Derivative Instruments ++++	$5,681	$(603)	$0	$5,078

Total	$601,438	$1,922,465	$29,343	$2,553,246

146	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$52	$8,362	$0	$0	$18	$0	$8,432	$18
Other Investments +++	0	20,710	19	1	181	0	20,911	181

Investments, at value	$52	$29,072	$19	$1	$199	$0	$29,343	$199

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$6,603	$0	$0	$0	$0	$6,603
Unrealized appreciation on foreign currency contracts	0	8,154	0	0	0	8,154
Unrealized appreciation on swap agreements	1,535	0	2,027	0	0	3,562

	$8,138	$8,154	$2,027	$0	$0	$18,319

Liabilities:
Written options outstanding	$2	$0	$0	$0	$0	$2
Variation margin payable ^^	922	0	0	0	0	922
Unrealized depreciation on foreign currency contracts	0	3,671	0	0	0	3,671
Unrealized depreciation on swap agreements	112	0	8,534	0	0	8,646

	$1,036	$3,671	$8,534	$0	$0	$13,241

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$16,719	$0	$1,042	$0	$0	$17,761
Net realized (loss) on foreign currency transactions	0	(2,318)	0	0	0	(2,318)

	$16,719	$(2,318)	$1,042	$0	$0	$15,443

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$8,513	$0	$(8,635)	$0	$0	$(122)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,629	0	0	0	4,629

	$8,513	$4,629	$(8,635)	$0	$0	$4,507

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	147

Schedule of Investments  Unconstrained Tax Managed Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 4.0%

American Express Credit Corp.
1.646% due 05/27/2010	$300	$301

Bank of America Corp.
7.375% due 05/15/2014	100	111
7.625% due 06/01/2019	400	451

Barclays Bank PLC
5.200% due 07/10/2014	200	212

General Electric Capital Corp.
6.875% due 01/10/2039	150	158

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	350	182

WEA Finance LLC
6.750% due 09/02/2019	300	304

		1,719

INDUSTRIALS 1.6%

Dow Chemical Co.
8.550% due 05/15/2019	600	676

UTILITIES 2.4%

Duke Energy Corp.
3.950% due 09/15/2014	300	305

Sprint Nextel Corp.
8.375% due 08/15/2017	600	600

Verizon Wireless Capital LLC
3.750% due 05/20/2011	100	103

		1,008

Total Corporate Bonds & Notes (Cost $3,182)		3,403

MUNICIPAL BONDS & NOTES 63.9%

ARIZONA 1.4%

Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	575

CALIFORNIA 11.5%

California State Department of Water Resources Revenue Bonds, Series 2008
0.270% due 05/01/2018	200	200

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.280% due 10/01/2026	200	200
0.280% due 10/01/2036	500	500

California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	100	111

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	140

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	576

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	300	300

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,311

Hartnell, California Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (a)	1,000	458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	$300	$300

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.250% due 07/01/2023	100	100

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	582

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	144

		4,922

COLORADO 1.9%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.330% due 06/01/2029	400	400

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2038	100	100

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.270% due 12/01/2029	300	300

		800

CONNECTICUT 0.2%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2003
0.350% due 07/01/2038	100	100

DISTRICT OF COLUMBIA 0.9%

District of Columbia General Obligation Bonds, Series 2008
0.400% due 06/01/2027	100	100

District of Columbia Revenue Bonds, Series 2007
0.290% due 04/01/2041	100	100

District of Columbia Revenue Bonds, Series 2008
0.300% due 10/01/2038	200	200

		400

FLORIDA 1.4%

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.300% due 10/01/2035	400	400

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022	200	200

		600

GEORGIA 1.3%

Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	571

HAWAII 2.0%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	286
5.000% due 06/01/2017	500	586

		872

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 2.6%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	$100	$108

Chicago, Illinois General Obligation Bonds, Series 2002
0.250% due 01/01/2037	200	200

Chicago, Illinois Revenue Bonds, Series 2002
0.270% due 01/01/2034	400	400

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	117

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	279

		1,104

INDIANA 2.7%

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	581

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	571

		1,152

KANSAS 1.0%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	402

MASSACHUSETTS 1.4%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	295	295

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	185

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.270% due 12/01/2037	100	100

		580

MISSOURI 1.6%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.330% due 09/01/2030	200	200

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.330% due 02/15/2033	300	300

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.330% due 02/15/2034	200	200

		700

NEBRASKA 0.5%

Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.300% due 07/01/2035	200	200

148	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 1.4%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.350% due 07/01/2033	$100	$100

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.280% due 06/01/2031	500	500

		600

NEW YORK 8.1%

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	142

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.280% due 11/01/2022	100	100

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	563

New York State Dormitory Authority Revenue Bonds, Series 2000
0.350% due 07/01/2029	195	195

New York State Dormitory Authority Revenue Bonds, Series 2003
0.350% due 02/15/2031	200	200

New York State Dormitory Authority Revenue Bonds, Series 2008
0.280% due 07/01/2037	300	300
0.300% due 07/01/2037	100	100

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	111

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,743

		3,454

NORTH CAROLINA 2.1%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	340

North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	564

		904

OHIO 1.0%

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	115

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.320% due 12/01/2033	300	300

		415

OKLAHOMA 0.7%

Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.320% due 01/01/2023	300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.4%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	$500	$598

PENNSYLVANIA 3.0%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.310% due 06/01/2020	190	190

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.150% due 11/15/2032	200	200

Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	592

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	282

		1,264

TEXAS 11.4%

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	160

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.300% due 09/01/2031	200	200

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	272

San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	589

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.270% due 11/15/2019	300	300

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	834

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	1,500	1,721
5.000% due 08/01/2023	125	141

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	543

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	117

		4,877

VIRGINIA 1.4%

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	484

Virginia State College Building Authority Revenue Bonds, Series 2006
0.300% due 02/01/2026	100	100

		584

WASHINGTON 2.7%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	272

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013		$250	$279

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	577

			1,128

WISCONSIN 0.3%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	144

Total Municipal Bonds & Notes (Cost $26,435)			27,246

U.S. GOVERNMENT AGENCIES 2.4%

Fannie Mae
4.500% due 10/01/2039		1,000	1,013

Total U.S. Government Agencies (Cost $1,006)			1,013

U.S. TREASURY OBLIGATIONS 10.5%

Treasury Inflation Protected Securities (b)
1.375% due 07/15/2018		399	396
1.875% due 07/15/2019		403	416
2.500% due 01/15/2029		502	540

U.S. Treasury Bonds
4.500% due 08/15/2039		2,300	2,481

U.S. Treasury Notes
3.250% due 07/31/2016		300	307
4.250% due 11/15/2017		300	324

Total U.S. Treasury Obligations (Cost $4,341)			4,464

MORTGAGE-BACKED SECURITIES 3.4%

Mellon Residential Funding Corp.
0.673% due 08/15/2032		1,252	1,166
0.723% due 06/15/2030		350	300

Total Mortgage-Backed Securities (Cost $1,320)			1,466

ASSET-BACKED SECURITIES 3.0%

Chase Issuance Trust
0.694% due 09/17/2012		600	600

Ford Credit Auto Owner Trust
0.357% due 09/15/2010		600	600
2.000% due 12/15/2011		100	101

Total Asset-Backed Securities (Cost $1,301)			1,301

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,700	865

Lloyds TSB Bank PLC
0.947% due 06/09/2011	EUR	100	147

Total Foreign Currency-Denominated Issues (Cost $955)			1,012

See Accompanying Notes	Semiannual Report	September 30, 2009	149

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.4%

American International Group, Inc.
8.500% due 08/01/2011	15,800	$182

Total Convertible Preferred Securities (Cost $141)		182

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 4.7%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
1.109% due 03/22/2011	$700	700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 2.8%

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,188	1,188

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,215. Repurchase proceeds are $1,188.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
	10,014	$100

Total Short-Term Instruments (Cost $1,988)		1,988

Total Investments 98.6% (Cost $40,669)		$42,075

Other Assets and Liabilities (Net) 1.4%		611

Net Assets 100.0%		$42,686

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security becomes interest bearing at a future date.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Cash of $223 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	4	$10
90-Day Euribor September Futures	Long	09/2010	1	2
90-Day Eurodollar March Futures	Long	03/2010	2	2
90-Day Eurodollar September Futures	Long	09/2010	17	24
Euro-Bund 10-Year Bond December Futures	Long	12/2009	1	1
U.S. Treasury 2-Year Note December Futures	Long	12/2009	2	4
U.S. Treasury 5-Year Note December Futures	Long	12/2009	2	0
U.S. Treasury 10-Year Note December Futures	Short	12/2009	86	(141)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	3

				$(95)

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.686%	$100	$(2)	$0	$(2)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.443%	600	88	59	29

							$86	$59	$27

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	$100	$(4)	$(8)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$100	$0	$1	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

150	PIMCO Funds	Bond Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS	BRL	700	$(1)	$0	$(1)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		$600	(24)	(26)	2
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	6,200	10	1	9
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		6,200	11	2	9

							$(4)	$(23)	$19

(f)	Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1	$200	$1
Sales	0	1,000	2
Closing Buys	(1)	(1,200)	(3)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	0	$0	$0

(g)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2039	$1,000	$1,041	$1,046

(h)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	188	10/2009	BCLY	$6	$0	$6
Buy		328	10/2009	CITI	17	0	17
Buy		188	10/2009	DUB	6	0	6
Sell		1,249	10/2009	DUB	0	(42)	(42)
Buy		357	10/2009	HSBC	12	0	12
Buy		188	10/2009	JPM	6	0	6
Sell		1,514	02/2010	BOA	0	(15)	(15)
Buy		1,249	02/2010	DUB	42	0	42
Buy	CNY	1,206	06/2010	BCLY	0	(2)	(2)
Buy		2,791	06/2010	BOA	0	(4)	(4)
Buy		437	06/2010	CITI	0	(1)	(1)
Buy		364	06/2010	DUB	0	(1)	(1)
Sell	EUR	53	10/2009	BCLY	0	(2)	(2)
Sell		63	10/2009	BNP	0	(2)	(2)
Sell		7	10/2009	BOA	0	0	0
Sell		7	10/2009	JPM	0	0	0
Sell	GBP	108	10/2009	RBS	8	0	8
Buy	KRW	331,650	11/2009	BOA	6	0	6
Sell	MXN	60	11/2009	UBS	0	0	0
Buy	TWD	10,594	11/2009	HSBC	3	0	3

					$106	$(69)	$37

See Accompanying Notes	Semiannual Report	September 30, 2009	151

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$3,403	$0	$3,403
Municipal Bonds & Notes	0	26,702	544	27,246
U.S. Treasury Obligations	0	4,464	0	4,464
Other Investments +++	283	6,679	0	6,962

Investments, at value	$283	$41,248	$544	$42,075

Short Sales, at value	$0	$(1,046)	$0	$(1,046)

Financial Derivative Instruments ++++	$(95)	$86	$0	$(9)

Total	$188	$40,288	$544	$41,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Municipal Bonds & Notes	$0	$547	$0	$0	$(3)	$0	$544	$(3)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$46	$0	$0	$0	$0	$46
Unrealized appreciation on foreign currency contracts	0	106	0	0	0	106
Unrealized appreciation on swap agreements	20	0	33	0	0	53

	$66	$106	$33	$0	$0	$205

Liabilities:
Variation margin payable ^^	$141	$0	$0	$0	$0	$141
Unrealized depreciation on foreign currency contracts	0	69	0	0	0	69
Unrealized depreciation on swap agreements	1	0	3	0	0	4

	$142	$69	$3	$0	$0	$214

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$94	$0	$(1)	$0	$0	$93
Net realized gain on foreign currency transactions	0	1	0	0	0	1

	$94	$1	$(1)	$0	$0	$94

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(77)	$0	$30	$0	$0	$(47)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	38	0	0	0	38

	$(77)	$38	$30	$0	$0	$(9)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

152	PIMCO Funds	Bond Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class M, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of 16 funds (the “Funds”) offered by the Trust. As of September 30, 2009, the Government Money Market Fund is the only fund in the Trust to offer Class M shares. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Except for the Government Money Market and Money Market Funds, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Government Money Market and Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3).

Semiannual Report	September 30, 2009	153

Notes to Financial Statements   (Cont.)

Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and

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carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

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(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises   Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract

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at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery

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value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing its investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk),or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

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Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain (loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized

Semiannual Report	September 30, 2009	159

Notes to Financial Statements   (Cont.)

amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with Lehman Brothers Inc. and intend to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that owed money to Lehman Brothers Special Financing Inc. have entered into a settlement agreement with Lehman Brothers Special Financing Inc. and have paid such amounts.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class M	Class P	Class R
Extended Duration Fund	0.25%		0.25%	N/A	N/A	N/A	N/A	0.35%	N/A
Global Advantage Strategy Bond Fund	0.40%		0.30%	N/A	0.45%	0.45%	N/A	0.40%	0.45%
GNMA Fund	0.25%		0.25%	N/A	0.40%	0.40%	N/A	0.35%	N/A
Government Money Market Fund	0.12%		N/A	N/A	0.21%	N/A	0.06%	0.16%	N/A
Income Fund	0.25%	(1)	0.20%	0.20%	0.40%	0.25%	N/A	0.30%	0.40%
Long Duration Total Return Fund	0.25%		0.25%	N/A	N/A	N/A	N/A	0.35%	N/A
Long-Term U.S. Government Fund	0.225%		0.25%	0.25%	0.40%	N/A	N/A	0.35%	N/A
Low Duration Fund	0.25%		0.21%	0.21%	0.35%	0.25%	N/A	0.31%	0.35%
Low Duration Fund II	0.25%		0.25%	0.25%	N/A	N/A	N/A	N/A	N/A
Low Duration Fund III	0.25%		0.25%	0.25%	N/A	N/A	N/A	N/A	N/A
Moderate Duration Fund	0.25%		0.21%	N/A	N/A	N/A	N/A	N/A	N/A
Money Market Fund	0.12%		0.20%	0.20%	0.35%	N/A	N/A	N/A	N/A
Mortgage-Backed Securities Fund	0.25%		0.25%	0.25%	0.40%	0.40%	N/A	0.35%	N/A
Short-Term Fund	0.25%		0.20%	0.20%	0.30%	0.25%	N/A	0.30%	0.30%
Unconstrained Bond Fund	0.60%		0.30%	N/A	0.45%	0.45%	N/A	0.40%	0.45%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%	N/A	0.45%	0.45%	N/A	0.40%	N/A

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

160	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2009

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee		Servicing Fee
Class A
Government Money Market and Money Market Funds	—		0.10%
All other Funds	—		0.25%
Class B
All Funds	0.75%		0.25%
Class C
Low Duration Fund	0.50%	(1)	0.25%
Government Money Market and Money Market Funds	—		0.10%
Short-Term Fund	0.30%		0.25%
All other Funds	0.75%		0.25%
Class D
All Funds	—		0.25%
Class R
Government Money Market Fund	—		0.25%
All Other Funds	0.25%		0.25%

(1)	Effective January 1, 2010, the Fund’s Distribution Fee will be reduced by 0.20% to 0.30% per annum.

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Extended Duration, Global Advantage Strategy Bond, Government Money Market, Income and Unconstrained Tax Managed Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst'l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
Extended Duration Fund	0.50%	—	—	—	—	—	—	—
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
Government Money Market Fund	—	—	0.44%	0.44%	—	0.19%	0.28%	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Extended Duration Fund	$7
Global Advantage Strategy Bond Fund	87
Government Money Market Fund	65
Income Fund	64
Unconstrained Tax Managed Bond Fund	41

To maintain certain net yields for the Government Money Market and Money Market Funds, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a negative yield. The Reimbursement Amount will be reimbursed in the

Semiannual Report	September 30, 2009	161

Notes to Financial Statements   (Cont.)

same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Global Advantage Strategy Bond Fund	$0	$898
Income Fund	1,067	2,565
Long Duration Total Return Fund	12,689	0
Long-Term U.S. Government Fund	3,501	0
Low Duration Fund	414,619	574,387
Low Duration Fund II	4,052	15,867
Low Duration Fund III	0	19,213
Moderate Duration Fund	28,281	26,879
Money Market Fund	0	8,411
Mortgage-Backed Securities Fund	0	716
Short-Term Fund	221,301	46,030
Unconstrained Bond Fund	184,487	7,872
Unconstrained Tax Managed Bond Fund	1,442	0

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain(Loss)
Extended Duration Fund	$1,802	$97,306	$95,500	$0	$3,614	$6	$6
Global Advantage Strategy Bond Fund	900	254,439	243,000	0	12,354	39	15
GNMA Fund	31,315	500,193	524,300	0	7,248	93	39
Income Fund	3,106	118,116	112,004	0	9,224	16	7
Long Duration Total Return Fund	138	482,036	466,800	0	15,403	36	29
Long-Term U.S. Government Fund	101	434,438	403,100	0	31,448	38	9
Low Duration Fund	326,196	3,093,008	3,413,400	0	5,792	408	36
Low Duration Fund II	75,215	157,130	178,400	(4)	53,951	30	19
Low Duration Fund III	5,502	105,010	110,400	0	112	10	0
Moderate Duration Fund	6,762	574,266	579,962	0	1,034	66	(32)
Mortgage-Backed Securities Fund	18,015	225,516	241,600	0	1,940	16	9
Short-Term Fund	283,071	2,959,166	2,857,000	(4)	385,475	466	280
Unconstrained Bond Fund	201,200	877,804	505,700	180	573,542	704	95
Unconstrained Tax Managed Bond Fund	0	500	400	0	100	0	0

162	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2009

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Extended Duration Fund	$1,021,860	$1,029,140	$102,173	$103,334
Global Advantage Strategy Bond Fund	135,979	30,632	673,087	287,007
GNMA Fund	19,740,851	19,357,427	580,517	551,005
Income Fund	311,359	252,960	169,475	135,536
Long Duration Total Return Fund	6,068,819	6,058,235	996,147	573,952
Long-Term U.S. Government Fund	4,110,910	3,627,426	507,527	445,073
Low Duration Fund	31,843,591	28,479,109	5,520,699	5,719,738
Low Duration Fund II	1,682,535	1,731,427	202,205	234,380
Low Duration Fund III	380,035	298,320	136,206	155,687
Moderate Duration Fund	6,532,735	6,729,771	713,487	742,052
Mortgage-Backed Securities Fund	8,420,956	8,943,032	259,232	325,443
Short-Term Fund	15,669,015	15,262,780	6,828,210	4,279,331
Unconstrained Bond Fund	6,295,613	6,130,213	1,856,415	944,221
Unconstrained Tax Managed Bond Fund	27,576	22,986	44,798	18,902

10.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Money Market Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) for the period ended September 30, 2009. The Program insured shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share fell below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 would receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 were not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program did not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program was designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program expired on September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) required a payment to the U.S. Department of the Treasury. The Money Market Fund paid the Guarantee payment of $87,616 during the period ended September 30, 2009 which was recorded as a component of miscellaneous expense on the Statement of Operations.

Semiannual Report	September 30, 2009	163

Notes to Financial Statements   (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Extended Duration Fund				Global Advantage Strategy Bond Fund				GNMA Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Period from 02/05/2009 to 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	3,521	$40,089	9,643	$103,924	40,054	$433,406	501	$4,994	15,086	$173,134	31,056	$346,789
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	2	26	78	969	37	411	1	10	3,009	34,449	1	10
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	2,202	24,158	39	385	8,677	99,478	12,721	142,496
Other Classes	0	0	0	0	3,243	34,654	203	2,032	22,336	256,202	43,432	485,614
Issued as reinvestment of distributions
Institutional Class	367	4,061	1,432	17,586	242	2,678	1	16	643	7,399	1,254	13,997
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	1	12	0	1	0	1	0	0	4	50	0	1
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	8	87	0	1	225	2,592	433	4,835
Other Classes	0	0	0	0	16	180	0	2	556	6,399	1,097	12,221
Cost of shares redeemed
Institutional Class	(2,083)	(22,118)	(11,105)	(152,448)	(450)	(4,829)	(20)	(202)	(8,949)	(102,936)	(18,486)	(205,466)
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	0	(5)	0	0	0	(1)	0	0	(432)	(4,985)	0	0
Administrative Class	0	0	0	0	0	0	0	0	0	0	0	0
Class D	0	0	0	0	(38)	(408)	0	0	(5,821)	(66,946)	(4,017)	(44,803)
Other Classes	0	0	0	0	(45)	(479)	(4)	(45)	(15,813)	(181,078)	(13,781)	(153,558)
Net increase (decrease) resulting from Fund share transactions	1,808	$22,065	48	$(29,968)	45,269	$489,858	721	$7,193	19,521	$223,758	53,710	$602,136

	Low Duration Fund				Low Duration Fund II				Low Duration Fund III
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	332,868	$3,320,197	335,136	$3,256,602	10,379	$100,170	18,221	$170,787	9,388	$87,993	6,820	$64,613
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	32,855	324,273	232	2,180	0	0	0	0	0	0	0	0
Administrative Class	31,855	313,460	45,856	447,286	24	233	33	319	9	88	1	10
Class D	33,771	336,342	29,011	281,598	0	0	0	0	0	0	0	0
Other Classes	116,030	1,154,712	137,911	1,338,469	0	0	0	0	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	14,100	139,895	39,616	378,030	614	5,948	1,022	9,694	250	2,315	987	8,943
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	66	664	0	6	0	0	0	0	0	0	0	0
Administrative Class	1,115	11,077	2,536	24,138	2	19	4	34	0	1	0	3
Class D	905	8,987	2,681	25,557	0	0	0	0	0	0	0	0
Other Classes	3,121	30,964	9,149	87,114	0	0	0	0	0	0	0	0
Cost of shares redeemed
Institutional Class	(131,275)	(1,291,032)	(454,647)	(4,429,948)	(11,025)	(106,605)	(9,917)	(93,475)	(3,002)	(27,648)	(9,733)	(93,198)
Class M	0	0	0	0	0	0	0	0	0	0	0	0
Class P	(2,844)	(28,521)	(39)	(375)	0	0	0	0	0	0	0	0
Administrative Class	(10,873)	(106,182)	(34,161)	(330,180)	(14)	(129)	(18)	(173)	(1)	(11)	0	0
Class D	(15,405)	(150,279)	(30,358)	(291,802)	0	0	0	0	0	0	0	0
Other Classes	(71,277)	(698,688)	(132,997)	(1,282,092)	0	0	0	0	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	335,012	$3,365,869	(50,074)	$(493,417)	(20)	$(364)	9,345	$87,186	6,644	$62,738	(1,925)	$(19,629)

164	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2009

Government Money Market Fund				Income Fund				Long Duration Total Return Fund				Long-Term U.S. Government Fund
Six Months Ended 09/30/2009		Period from 01/27/2009 to 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

0	$0	0	$0	1,411	$12,569	3,687	$35,102	67,557	$716,916	244,398	$2,473,576	74,493	$841,328	21,508	$238,610
47,374	47,374	53,395	53,395	0	0	0	0	0	0	0	0	0	0	0	0
10	10	0	0	177	1,614	1	10	0	0	90	910	786	8,614	1	10
0	0	0	0	0	0	0	0	0	0	0	0	1,744	19,536	6,865	76,487
0	0	0	0	261	2,386	654	5,867	0	0	0	0	0	0	0	0
450	449	0	0	1,402	12,883	2,772	24,928	0	0	0	0	6,708	75,512	14,889	165,290

0	0	0	0	1,117	10,267	2,245	20,430	6,517	69,582	8,903	89,857	1,475	16,804	2,928	32,323
61	61	21	21	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	1	2	24	0	0	2	27	0	0
0	0	0	0	0	0	0	1	0	0	0	0	186	2,108	479	5,290
0	0	0	0	16	147	15	131	0	0	0	0	0	0	0	0
0	0	0	0	43	394	39	355	0	0	0	0	347	3,929	854	9,439

0	0	0	0	(796)	(7,159)	(2,514)	(23,066)	(22,980)	(238,869)	(81,581)	(828,885)	(20,065)	(223,516)	(86,736)	(964,439)
(28,557)	(28,557)	(255)	(255)	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(4)	(35)	0	0	0	0	0	0	(160)	(1,796)	0	0
0	0	0	0	0	0	0	0	0	0	0	0	(3,661)	(41,135)	(10,361)	(113,854)
0	0	0	0	(252)	(2,307)	(120)	(1,069)	0	0	0	0	0	0	0	0
(15)	(15)	0	0	(587)	(5,269)	(505)	(4,572)	0	0	0	0	(7,029)	(78,443)	(19,306)	(213,362)
19,323	$19,322	53,161	$53,161	2,788	$25,490	6,274	$58,118	51,096	$547,653	171,810	$1,735,458	54,826	$622,968	(68,879)	$(764,206)

Moderate Duration Fund				Money Market Fund				Mortgage-Backed Securities Fund				Short-Term Fund
Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

28,081	$286,401	75,560	$741,477	96,284	$96,284	400,848	$400,848	12,360	$128,416	31,071	$327,245	361,189	$3,500,557	178,116	$1,713,746
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	1,536	15,984	1	10	18,983	183,705	1,576	14,834
0	0	0	0	11,995	11,995	26,887	26,887	3,549	36,849	14,761	152,559	94,281	909,983	150,337	1,441,697
0	0	0	0	0	0	0	0	3,212	33,451	11,007	114,845	24,525	236,904	11,537	109,466
0	0	0	0	64,789	64,790	539,997	539,996	6,996	72,918	7,989	82,735	119,717	1,158,559	49,028	469,455

3,620	36,994	9,007	88,522	167	167	3,001	3,001	1,034	10,851	2,706	27,835	3,244	31,369	10,046	94,992
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	2	19	0	1	35	346	17	157
0	0	0	0	7	8	46	46	408	4,265	1,237	12,702	2,215	21,370	8,497	80,342
0	0	0	0	0	0	0	0	459	4,810	1,133	11,652	222	2,149	443	4,174
0	0	0	0	149	148	2,587	2,587	238	2,494	511	5,241	647	6,259	1,555	14,608

(27,762)	(284,334)	(74,255)	(732,269)	(138,804)	(138,804)	(374,999)	(374,999)	(18,017)	(188,619)	(35,539)	(377,791)	(107,312)	(1,039,343)	(170,804)	(1,636,438)
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	(507)	(5,355)	0	0	(2,921)	(28,381)	(319)	(3,006)
0	0	0	0	(3,071)	(3,071)	(20,045)	(20,045)	(16,121)	(169,279)	(10,865)	(112,458)	(51,907)	(502,274)	(135,454)	(1,293,839)
0	0	0	0	0	0	0	0	(4,635)	(48,664)	(7,851)	(81,701)	(6,092)	(59,004)	(4,991)	(47,639)
0	0	0	0	(210,752)	(210,752)	(387,032)	(387,032)	(4,889)	(50,899)	(4,693)	(48,482)	(28,591)	(276,181)	(27,256)	(259,531)
3,939	$39,061	10,312	$97,730	(179,236)	$(179,235)	191,290	$191,289	(14,375)	$(152,759)	11,468	$114,393	428,235	$4,146,018	72,328	$703,018

Semiannual Report	September 30, 2009	165

Notes to Financial Statements   (Cont.)

	Unconstrained Bond Fund				Unconstrained Tax Managed Bond Fund
	Six Months Ended 09/30/2009		Period from 06/30/2008 to 03/31/2009		Six Months Ended 09/30/2009		Period from 01/30/2009 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	73,317	$776,902	60,816	$609,488	2,457	$24,957	590	$5,825
Class M	0	0	0	0	0	0	0	0
Class P	5,641	60,959	13	127	1	10	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	25,906	275,481	14,835	148,440	537	5,415	47	445
Other Classes	45,686	488,681	25,516	255,783	713	7,242	160	1,529
Issued as reinvestment of distributions
Institutional Class	1,506	16,100	375	3,787	15	154	1	9
Class M	0	0	0	0	0	0	0	0
Class P	1	10	0	1	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	359	3,839	75	755	3	33	0	0
Other Classes	462	4,933	112	1,124	3	33	0	1
Cost of shares redeemed
Institutional Class	(9,606)	(102,287)	(4,297)	(43,053)	(407)	(4,123)	0	(1)
Class M	0	0	0	0	0	0	0	0
Class P	(235)	(2,529)	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0	0	0
Class D	(3,285)	(35,226)	(1,680)	(16,870)	(22)	(224)	(2)	(14)
Other Classes	(7,781)	(82,718)	(1,136)	(11,409)	(30)	(308)	0	0
Net increase resulting from Fund share transactions	131,971	$1,404,145	94,629	$948,173	3,270	$33,189	796	$7,794

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

166	PIMCO Funds	Bond Funds

(Unaudited) September 30, 2009

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
Extended Duration Fund	$15,042	$(4,553)	$10,489
Global Advantage Strategy Bond Fund	19,898	(682)	19,216
GNMA Fund	25,497	(6,928)	18,569
Government Money Market Fund	0	0	0
Income Fund	22,073	(15,493)	6,580
Long Duration Total Return Fund	243,531	(26,684)	216,847
Long-Term U.S. Government Fund	63,201	(44,165)	19,036
Low Duration Fund	254,815	(330,155)	(75,340)
Low Duration Fund II	8,466	(7,989)	477
Low Duration Fund III	2,924	(3,646)	(722)
Moderate Duration Fund	49,312	(37,730)	11,582
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	27,981	(47,169)	(19,188)
Short-Term Fund	116,864	(160,521)	(43,657)
Unconstrained Bond Fund	96,763	(896)	95,867
Unconstrained Tax Managed Bond Fund	1,409	(3)	1,406

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments and passive foreign investment companies for federal income tax purposes.

14.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

Semiannual Report	September 30, 2009	167

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	eRAFI	enhanced Research Affiliates Fundamental Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI EM	eRAFI Emerging Markets Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJUBS	Dow Jones-UBS Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	SPGCCNTR	S&P GSCI Corn Index
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
CPI	Consumer Price Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	TUCPI	Turkey Consumer Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corporation
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	MAIA	Michigan Association of Insurance Agents
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor's Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

168	PIMCO Funds	Bond Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2009	169

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

170	PIMCO Funds	Bond Funds

(Unaudited)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including

Semiannual Report	September 30, 2009	171

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

172	PIMCO Funds	Bond Funds

(Unaudited)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2009	173

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PI_1527500_00 SAR 9/30/09

Share Classes Institutional ■ P ■ Administrative ■ D	Semiannual Report September 30, 2009

International Bond Funds

Developing Local Markets Fund

Emerging Local Bond Fund

Emerging Markets and Infrastructure Bond Fund

Emerging Markets Bond Fund

Foreign Bond Fund (Unhedged)

Foreign Bond Fund (U.S. Dollar-Hedged)

Global Bond Fund (Unhedged)

Global Bond Fund (U.S. Dollar-Hedged)

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		14
Financial Highlights		16
Statements of Assets and Liabilities		26
Statements of Operations		28
Statements of Changes in Net Assets		30
Notes to Financial Statements		106
Glossary		118
Privacy Policy		119
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		120

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	6	32
Emerging Local Bond Fund	7	41
Emerging Markets and Infrastructure Bond Fund	8	50
Emerging Markets Bond Fund	9	52
Foreign Bond Fund (Unhedged)	10	61
Foreign Bond Fund (U.S. Dollar-Hedged)	11	73
Global Bond Fund (Unhedged)	12	85
Global Bond Fund (U.S. Dollar-Hedged)	13	96

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com,
1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

■

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

2	PIMCO Funds	International Institutional Funds

■

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

■

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

■

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, leveraging risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund; the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses are 0.40% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D Shares respectively. The Class P Shares of the following Funds were first offered in (month/year): Developing Local Markets Fund (4/08), Emerging Local Bond Fund (5/08), Emerging Markets Bond Fund (4/08), Foreign Bond Fund (U.S. Dollar-Hedged) (4/08), Foreign Bond Fund (Unhedged) (4/08), and Global Bond Fund (U.S. Dollar-Hedged) (4/08). The Administrative Class Shares of the Funds were first offered in (month/year): Developing Local Markets Fund (9/06), Emerging Local Bond Fund (10/07), Emerging Markets Bond Fund (9/98), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Foreign Bond Fund (Unhedged) (2/06), Global Bond Fund (U.S. Dollar-Hedged) (9/03), and Global Bond Fund (Unhedged) (7/96). The Class D Shares of the following Funds were first offered in (month/year): Developing Local Markets Fund (5/05), Emerging Local Bond Fund (7/07), Emerging Markets Bond Fund (3/00), Foreign Bond Fund (U.S. Dollar-Hedged) (4/98), Foreign Bond Fund (Unhedged) (4/04), and Global Bond Fund (Unhedged) (7/08). All other Funds in this Semiannual Report do not currently offer Class P, Administrative Class and Class D Shares. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	International Institutional Funds

Since Class A shares were offered since the inception of Global Bond Fund (U.S. Dollar-Hedged), performance for periods prior to the inception date of the Institutional, Administrative Classes and Class P are based on the historical performance of Class A shares, adjusted to reflect that the Institutional, Administrative Classes and Class P do not have a sales charge, and the different operating expenses associated with the Institutional Class, Administrative Class and Class P, such as distribution and/or service fees (Administrative Class only) and other fee charges.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2009 to September 30, 2009, with exception of the Emerging Markets and Infrastructure Bond Fund, which is from July 1, 2009 (the date the Fund commenced operations) to September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	5

PIMCO Developing Local Markets Fund

Institutional Class	PLMIX
Class P	PLMPX
Administrative Class	PDEVX
Class D	PLMDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	51.9%
Short-Term Instruments	10.0%
Brazil	6.6%
South Korea	6.4%
Germany	3.7%
Other	21.4%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Institutional Class	24.45%	5.54%	7.21%
PIMCO Developing Local Markets Fund Class P	24.39%	5.43%	7.11%
PIMCO Developing Local Markets Fund Administrative Class	24.30%	5.25%	6.94%
PIMCO Developing Local Markets Fund Class D	24.20%	5.12%	6.77%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	15.09%	3.00%	8.89%
Lipper Emerging Markets Debt Funds Average	27.67%	15.30%	7.15%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.85% for the Institutional Class shares, 0.95% for the Class P shares, 1.10% for the Administrative Class shares and 1.25% for the Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,244.47	$1,243.91	$1,242.96	$1,242.03	$1,020.76	$1,020.26	$1,019.50	$1,018.75
Expenses Paid During Period†	$4.84	$5.40	$6.24	$7.08	$4.36	$4.86	$5.62	$6.38

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.86% for Institutional Class, 0.96% for Class P, 1.11% for Administrative Class and 1.26% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Developing Local Markets Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

»	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “benchmark index”) for the period.

»	An overweight to Poland benefited returns as the Poland sub index outperformed the benchmark index for the period.

»

An out-of-benchmark position in high-quality financials benefited performance as high- quality financials had positive performance for the period, as represented by the Bank and Brokerage components of the Barclays Capital Global Credit Index, which returned 18.59% and 15.73%, respectively, for the period.

»	An overweight to China detracted from performance as the China sub index underperformed the benchmark index for the period.

»	An underweight to Hungary detracted from performance as the Hungary sub index outperformed the benchmark index for the period.

»	An overweight to Mexico detracted from performance as the Mexico sub index underperformed the benchmark index for the period.

6	PIMCO Funds	International Institutional Funds

PIMCO Emerging Local Bond Fund

Institutional Class	PELBX
Class P	PELPX
Administrative Class	PEBLX
Class D	PLBDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial invested amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	20.3%
Brazil	13.2%
Hungary	9.5%
South Africa	9.0%
Short-Term Instruments	6.6%
Turkey	6.2%
Poland	6.1%
Colombia	5.2%
Other	23.9%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Institutional Class	30.55%	16.72%	8.59%
PIMCO Emerging Local Bond Fund Class P	30.52%	16.63%	8.49%
PIMCO Emerging Local Bond Fund Administrative Class	30.40%	16.42%	8.32%
PIMCO Emerging Local Bond Fund Class D	30.30%	16.26%	8.15%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	26.01%	12.63%	10.87%	**
Lipper Emerging Markets Debt Funds Average	27.67%	15.30%	5.10%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.90% for the Institutional Class shares, 1.00% for the Class P shares, 1.15% for the Administrative Class shares and 1.35% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,305.53	$1,305.16	$1,304.05	$1,303.05	$1,020.26	$1,019.75	$1,019.00	$1,018.25
Expenses Paid During Period†	$5.55	$6.13	$6.99	$7.85	$4.86	$5.37	$6.12	$6.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.96% for Institutional Class, 1.06% for Class P, 1.21% for Administrative Class and 1.36% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2009, the Fund’s supervisory and administrative fee was decreased by 0.05% for Institutional Class, Class P and Administrative Class. If this fee increase had been in effect during the six-month period ended September 30, 2009, the “Expenses Paid During Period” amounts would have been $5.26, $5.84 and $6.70 for Institutional Class, Class P and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $4.61, $5.11 and $5.87 for Institutional Class, Class P and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Local Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

An underweight to Chile benefited performance as the Chile sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (the “benchmark index”) for the period.

»	An underweight to Thailand benefited relative performance as the Thailand sub index underperformed the benchmark index for the period.

»	An overweight to Mexico detracted from performance as the Mexico sub index underperformed the benchmark index for the period.

»	An underweight to Hungary detracted from relative performance as the Hungary sub index outperformed the benchmark index for the period.

»	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the benchmark index for the period.

Semiannual Report	September 30, 2009	7

PIMCO Emerging Markets and Infrastructure Bond Fund

Institutional Class	PEMIX

Allocation Breakdown‡

Brazil	23.5%
Russia	15.0%
Mexico	12.3%
Cayman Islands	8.9%
Colombia	8.4%
Short-Term Instruments	0.8%
Other	31.1%

‡ % of Total Investments as of 09/30/09

A line graph is not included since the Fund has less than six months of performance.

Cumulative Total Return for the period September 30, 2009
	Fund Inception (07/01/09)
PIMCO Emerging Markets and Infrastructure Bond Fund Institutional Class	9.49	%*
JPMorgan Corporate Emerging Markets Bond Diversified Index	12.02	%**
Lipper Emerging Markets Debt Funds Average	11.38	%**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 06/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/09, as supplemented to date, is 1.27% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance††
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,094.88	$1,018.90
Expenses Paid During Period†	$3.21	$6.23

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.23% for Institutional Class) multiplied by the average account value over the period, multiplied by 92/365 (to reflect the period since the class commenced operations on 07/01/09). The Fund’s Institutional Class hypothetical expenses reflect an amount as if the Class had been operational for the entire fiscal half year. The annualized expense ratio of 1.23% for the Institutional Class reflects net annualized expenses after application of an expense waiver of 0.02%.

†† Hypothetical Performance reflects a beginning account value as of 04/01/09.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets and Infrastructure Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio consisting of fixed-income instruments that are economically tied to emerging market countries and fixed-income instruments that are issued by infrastructure entities, projects or assets, all of which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»	The Fund was launched on July 1, 2009.

»

An overweight to Mexico benefited performance as the Mexico sub index outperformed the JPMorgan Corporate Emerging Markets Bond Diversified Index (the “benchmark”) for the period since inception to the end of the reporting period.

»	An overweight to Colombia detracted from performance as the Columbia sub index underperformed the benchmark index.

»	An underweight to Hong Kong benefited performance as the Hong Kong sub index underperformed the benchmark index.

»	An underweight to Malaysia benefited performance as the Malaysia sub index underperformed the benchmark index.

»	An overweight to Brazil detracted from performance as the Brazil sub index underperformed the benchmark index.

8	PIMCO Funds	International Institutional Funds

PIMCO Emerging Markets Bond Fund

Institutional Class	PEBIX
Class P	PEMPX
Administrative Class	PEBAX
Class D	PEMDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

Russia	15.3%
Brazil	15.3%
Mexico	12.1%
United States	10.8%
Colombia	6.7%
Indonesia	6.0%
Panama	5.4%
Short-Term Instruments	0.8%
Other	27.6%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Institutional Class	23.72%	18.12%	8.49%	14.55%	11.60%
PIMCO Emerging Markets Bond Fund Class P	23.66%	18.00%	8.38%	14.43%	11.49%
PIMCO Emerging Markets Bond Fund Administrative Class	23.57%	17.82%	8.22%	14.26%	11.32%
PIMCO Emerging Markets Bond Fund Class D	23.48%	17.66%	8.06%	14.11%	10.89%
JPMorgan Emerging Markets Bond Index (EMBI) Global	22.13%	18.67%	8.81%	11.53%	9.06%
Lipper Emerging Markets Debt Funds Average	27.67%	15.30%	8.21%	12.01%	8.63%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.86% for the Institutional Class shares, 0.96% for the Class P shares, 1.11% for the Administrative Class shares and 1.28% for the Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,237.20	$1,236.62	$1,235.69	$1,234.78	$1,020.66	$1,020.21	$1,019.40	$1,018.65
Expenses Paid During Period†	$4.94	$5.44	$6.33	$7.17	$4.46	$4.91	$5.72	$6.48

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.88% for Institutional Class, 0.97% for Class P, 1.13% for Administrative Class and 1.28% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective October 1, 2009, the Fund’s supervisory and administrative fee was decreased by 0.02% for Institutional Class, Class P and Administrative Class. If this fee increase had been in effect during the six-month period ended September 30, 2009, the “Expenses Paid During Period” amounts would have been $4.82, $5.33 and $6.22 for Institutional Class, Class P and Administrative Class Shares, respectively, based upon the Fund’s actual performance, and $4.36, $4.81 and $5.62 for Institutional Class, Class P and Administrative Class Shares, respectively, based upon a hypothetical 5% return.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Emerging Markets Bond Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

»	An underweight to China benefited performance as the China sub index underperformed the JPMorgan Emerging Markets Bond Index Global (the “benchmark index”) for the period.

»	An underweight to Lebanon benefited relative performance as the Lebanon sub index underperformed the benchmark index for the period.

»	An underweight to Malaysia benefited performance as the Malaysia sub index underperformed the benchmark index for the period.

»

An overweight to emerging markets (“EM”) corporate securities benefited performance. EM corporate securities, as represented by the JPMorgan Corporate Emerging Markets Bond Index, returned 30.33% and outperformed EM sovereigns, as represented by the JPMorgan Emerging Markets Bond Index Global, which returned 22.13% for the period.

»	An underweight to Ukraine detracted from performance as the Ukraine sub index outperformed the benchmark index for the period.

»	An underweight to Argentina detracted from performance as the Argentina sub index outperformed the benchmark index for the period.

»	An underweight to Venezuela detracted from performance as the Venezuela sub index outperformed the benchmark index for the period.

Semiannual Report	September 30, 2009	9

PIMCO Foreign Bond Fund (Unhedged)

Institutional Class	PFUIX
Class P	PFUPX
Administrative Class	PFUUX
Class D	PFBDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	37.5%
Germany	11.1%
France	9.6%
Italy	8.1%
United Kingdom	7.2%
Australia	5.9%
Netherlands	5.7%
Short-Term Instruments	2.9%
Other	12.0%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Institutional Class	29.36%	24.25%	6.79%	7.00%
PIMCO Foreign Bond Fund (Unhedged) Class P	29.30%	24.15%	6.68%	6.90%
PIMCO Foreign Bond Fund (Unhedged) Administrative Class	29.19%	23.93%	6.52%	6.74%
PIMCO Foreign Bond Fund (Unhedged) Class D	29.11%	23.76%	6.33%	6.54%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD**	12.75%	16.72%	7.10%	7.41%
Lipper International Income Funds Average	16.40%	15.80%	5.78%	5.94%

* Cumulative return. All Fund returns are net of fees and expenses.

** The inception date for the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global ex-US Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, P Class, Administrative Class and D Class prospectus dated 10/01/09, as supplemented to date, is 0.87% for the Institutional Class shares , 0.99% for the Class P shares, 1.12% for the Administrative Class shares and 1.27% for the Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,293.58	$1,293.02	$1,291.90	$1,291.07	$1,022.36	$1,021.86	$1,021.11	$1,020.36
Expenses Paid During Period†	$3.10	$3.68	$4.54	$5.40	$2.74	$3.24	$4.00	$4.76

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.54% for Institutional Class, 0.64% for Class P, 0.79% for Administrative Class and 0.94% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

»	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

»	An overweight to Australian duration detracted from performance as Australian yields increased.

10	PIMCO Funds	International Institutional Funds

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Institutional Class	PFORX
Class P	PFBPX
Administrative Class	PFRAX
Class D	PFODX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	37.4%
France	11.6%
Germany	10.5%
Japan	8.9%
Italy	7.6%
United Kingdom	6.7%
Short-Term Instruments	1.5%
Other	15.8%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Institutional Class	16.14%	17.30%	5.86%	6.43%	7.82%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class P	16.09%	17.24%	5.76%	6.33%	7.72%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Administrative Class	16.00%	17.02%	5.60%	6.18%	7.57%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class D	15.92%	16.84%	5.40%	5.97%	7.36%
JPMorgan GBI Global ex-US Index Hedged in USD	1.97%	7.62%	5.18%	5.46%	7.00%	**
Lipper International Income Funds Average	16.40%	15.80%	5.78%	6.32%	6.44%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.70% for the Institutional Class shares, 0.62% for the Class P shares, 0.95% for the Administrative Class shares and 1.10% for the Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,161.44	$1,160.91	$1,160.03	$1,159.17	$1,022.41	$1,021.91	$1,021.16	$1,020.41
Expenses Paid During Period†	$2.87	$3.41	$4.22	$5.03	$2.69	$3.19	$3.95	$4.71

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.53% for Institutional Class, 0.63% for Class P, 0.78% for Administrative Class and 0.93% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

»	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

»	An overweight to Australian duration detracted from performance as Australian yields increased.

Semiannual Report	September 30, 2009	11

PIMCO Global Bond Fund (Unhedged)

Institutional Class	PIGLX
Administrative Class	PADMX
Class D	PGBDX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	39.8%
France	16.3%
Germany	8.4%
Netherlands	5.7%
Australia	5.1%
United Kingdom	5.5%
Italy	5.4%
Short-Term Instruments	3.8%
Other	10.0%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (11/23/93)
PIMCO Global Bond Fund (Unhedged) Institutional Class	22.78%	20.97%	6.22%	7.18%	7.12%
PIMCO Global Bond Fund (Unhedged) Administrative Class	22.63%	20.68%	5.96%	6.92%	6.87%
PIMCO Global Bond Fund (Unhedged) Class D***	22.55%	20.53%	5.80%	6.76%	6.70%
JPMorgan GBI Global FX NY Index Unhedged in USD	9.07%	13.95%	6.64%	6.72%	6.61%	**
Lipper Global Income Funds Average	15.90%	12.98%	5.15%	6.19%	6.26%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 11/30/93.

***The inception date for the JPMorgan GBI Global FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.91% for the Institutional Class shares, 1.16% for the Administrative Class shares and 1.11% for the Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class D	Institutional Class	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,227.78	$1,226.26	$1,225.51	$1,022.16	$1,020.91	$1,020.16
Expenses Paid During Period†	$3.24	$4.63	$5.47	$2.94	$4.20	$4.96

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.58% for Institutional Class, 0.83% for Administrative Class and 0.98% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (Unhedged) seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

»

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

»	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

»	An overweight to Australian duration detracted from performance as Australian yields increased.

12	PIMCO Funds	International Institutional Funds

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Institutional Class	PGBIX
Administrative Class	PGDAX
Class P	PGNPX

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Allocation Breakdown‡

United States	37.2%
France	14.3%
Australia	7.5%
Short-Term Instruments	6.7%
United Kingdom	6.5%
Netherlands	5.3%
Italy	5.2%
Other	17.3%
‡	% of Total Investments as of 09/30/09

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Institutional Class	12.78%	14.67%	5.27%	6.36%	7.07%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class P	12.72%	14.57%	5.17%	6.25%	6.96%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Administrative Class	12.68%	14.44%	5.04%	6.08%	6.80%
JPMorgan GBI Global Hedged in USD	1.18%	7.31%	5.20%	5.68%	6.57%	**
Lipper Global Income Funds Average	15.90%	12.98%	5.15%	6.19%	6.35%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Administrative Class prospectus dated 10/01/09, as supplemented to date, is 1.04% for the Institutional Class shares, 1.16% for the Class P shares, and 1.29% for the Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,127.78	$1,127.22	$1,126.78	$1,022.31	$1,021.81	$1,021.06
Expenses Paid During Period†	$2.93	$3.47	$4.27	$2.79	$3.29	$4.05

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.55% for Institutional Class, 0.65% for Class P, and 0.80% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Bond Fund (U.S. Dollar-Hedged) seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

»	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

»	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

»	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

»	An overweight to Australian duration detracted from performance as Australian yields increased.

Semiannual Report	September 30, 2009	13

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment—grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Corporate Emerging Markets Bond Diversified Index	The JPMorgan Corporate Emerging Markets Bond Index (CEMBI) Diversified is a uniquely weighted version of the CEMBI index. It limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, more balanced weightings for countries included in the index. The countries covered in the CEMBI Diversified are identical to those covered by the CEMBI. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US $10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global FX NY Index Unhedged in USD	JPMorgan GBI Global FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

14	PIMCO Funds	International Institutional Funds

Index	Description

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	15

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Developing Local Markets Fund
Institutional Class
09/30/2009+	$8.07	$0.13	$1.83	$1.96	$(0.12)	$0.00	$0.00
03/31/2009	10.81	0.39	(2.57)	(2.18)	(0.37)	(0.19)	0.00
03/31/2008	10.79	0.51	1.05	1.56	(0.51)	(1.03)	0.00
03/31/2007	10.46	0.48	0.58	1.06	(0.48)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.30	0.46	0.76	(0.27)	(0.03)	0.00
Class P
09/30/2009+	8.07	0.11	1.85	1.96	(0.12)	0.00	0.00
04/30/2008 - 03/31/2009	10.92	0.33	(2.67)	(2.34)	(0.32)	(0.19)	0.00
Administrative Class
09/30/2009+	8.07	0.12	1.83	1.95	(0.11)	0.00	0.00
03/31/2009	10.81	0.38	(2.59)	(2.21)	(0.34)	(0.19)	0.00
03/31/2008	10.79	0.44	1.10	1.54	(0.49)	(1.03)	0.00
09/30/2006 - 03/31/2007	10.48	0.23	0.56	0.79	(0.23)	(0.25)	0.00
Class D
09/30/2009+	8.07	0.11	1.84	1.95	(0.11)	0.00	0.00
03/31/2009	10.81	0.36	(2.58)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.27	0.45	0.72	(0.23)	(0.03)	0.00

Emerging Local Bond Fund
Institutional Class
09/30/2009+	$7.77	$0.28	$2.07	$2.35	$(0.32)	$0.00	$0.00
03/31/2009	9.87	0.52	(2.10)	(1.58)	(0.14)	0.00	(0.38)
03/31/2008	9.99	0.67	0.64	1.31	(0.70)	(0.73)	0.00
12/29/2006 - 03/31/2007	10.00	0.15	(0.03)	0.12	(0.13)	0.00	0.00
Class P
09/30/2009+	7.77	0.27	2.07	2.34	(0.31)	0.00	0.00
05/30/2008 - 03/31/2009	9.91	0.38	(2.10)	(1.72)	(0.07)	0.00	(0.35)
Administrative Class
09/30/2009+	7.77	0.27	2.07	2.34	(0.31)	0.00	0.00
03/31/2009	9.87	0.56	(2.16)	(1.60)	(0.08)	0.00	(0.42)
10/16/2007 - 03/31/2008	10.65	0.28	(0.02)	0.26	(0.31)	(0.73)	0.00
Class D
09/30/2009+	7.77	0.24	2.09	2.33	(0.30)	0.00	0.00
03/31/2009	9.87	0.51	(2.12)	(1.61)	(0.09)	0.00	(0.40)
07/31/2007 - 03/31/2008	10.27	0.40	0.43	0.83	(0.50)	(0.73)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.10% to 0.40%.
(c)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.10% to an annual rate of 0.55%.

16	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.12)	$9.91	24.45%	$1,208,347	0.86	%*	0.86	%*	0.85	%*	0.85	%*	2.77	%*	89%
(0.56)	8.07	(20.61)	1,556,487	0.85		0.85		0.85		0.85		3.95		95
(1.54)	10.81	15.10	4,266,684	0.85		0.85		0.85		0.85		4.64		31
(0.73)	10.79	10.45	2,862,054	0.85		0.85		0.85		0.85		4.55		11
(0.30)	10.46	7.66	1,644,442	0.86	*(b)	0.86	*(b)	0.86	*(b)	0.86	*(b)	3.54	*	6

(0.12)	9.91	24.39	43,187	0.96	*	0.96	*	0.95	*	0.95	*	2.38	*	89
(0.51)	8.07	(21.73)	8	0.95	*	0.95	*	0.95	*	0.95	*	3.76	*	95

(0.11)	9.91	24.30	1,254	1.11	*	1.11	*	1.10	*	1.10	*	2.62	*	89
(0.53)	8.07	(20.83)	4,965	1.10		1.10		1.10		1.10		3.68		95
(1.52)	10.81	14.83	24,961	1.10		1.10		1.10		1.10		4.03		31
(0.48)	10.79	8.09	11	1.10	*	1.10	*	1.10	*	1.10	*	4.39	*	11

(0.11)	9.91	24.20	261,162	1.26	*	1.26	*	1.25	*	1.25	*	2.27	*	89
(0.52)	8.07	(20.93)	145,921	1.25		1.25		1.25		1.25		3.57		95
(1.50)	10.81	14.65	565,027	1.25		1.25		1.25		1.25		4.20		31
(0.69)	10.79	10.01	352,533	1.25		1.25		1.25		1.25		4.13		11
(0.26)	10.46	7.26	224,896	1.25	*(c)	1.25	*(c)	1.25	*(c)	1.25	*(c)	3.19	*	6

$(0.32)	$9.80	30.55%	$890,817	0.96	%*	0.96	%*	0.95	%*	0.95	%*	6.26	%*	114%
(0.52)	7.77	(16.41)	1,510,836	0.95		0.95		0.95		0.95		6.03		78
(1.43)	9.87	13.55	1,653,663	0.95		0.95		0.95		0.95		6.53		67
(0.13)	9.99	1.24	622,414	1.15	*	1.20	*	1.14	*	1.18	*	6.13	*	15

(0.31)	9.80	30.52	6,632	1.06	*	1.06	*	1.05	*	1.05	*	5.81	*	114
(0.42)	7.77	(17.62)	656	1.05	*	1.05	*	1.05	*	1.05	*	5.83	*	78

(0.31)	9.80	30.40	2,773	1.21	*	1.21	*	1.20	*	1.20	*	5.91	*	114
(0.50)	7.77	(16.63)	1,026	1.20		1.20		1.20		1.20		5.84		78
(1.04)	9.87	2.55	17,690	1.20	*	1.20	*	1.20	*	1.20	*	6.23	*	67

(0.30)	9.80	30.30	222,397	1.36	*	1.36	*	1.35	*	1.35	*	5.08	*	114
(0.49)	7.77	(16.74)	4,698	1.35		1.35		1.35		1.35		5.63		78
(1.23)	9.87	8.27	11,040	1.32	*	1.32	*	1.32	*	1.32	*	6.00	*	67

Semiannual Report	September 30, 2009	17

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Emerging Markets and Infrastructure Bond Fund
Institutional Class
07/01/2009 - 09/30/2009+	$10.00	$0.14	$0.81	$0.95	$(0.15)	$0.00	$0.00

Emerging Markets Bond Fund
Institutional Class
09/30/2009+	$8.55	$0.29	$1.71	$2.00	$(0.32)	$0.00	$0.00
03/31/2009	10.68	0.59	(1.93)	(1.34)	(0.69)	(0.10)	0.00
03/31/2008	11.13	0.60	(0.07)	0.53	(0.65)	(0.33)	0.00
03/31/2007	11.14	0.58	0.57	1.15	(0.62)	(0.54)	0.00
03/31/2006	10.58	0.60	0.92	1.52	(0.62)	(0.34)	0.00
03/31/2005	10.73	0.45	0.29	0.74	(0.49)	(0.40)	0.00
Class P
09/30/2009+	8.55	0.28	1.72	2.00	(0.32)	0.00	0.00
04/30/2008 - 03/31/2009	10.79	0.54	(2.06)	(1.52)	(0.62)	(0.10)	0.00
Administrative Class
09/30/2009+	8.55	0.27	1.72	1.99	(0.31)	0.00	0.00
03/31/2009	10.68	0.55	(1.92)	(1.37)	(0.66)	(0.10)	0.00
03/31/2008	11.13	0.57	(0.07)	0.50	(0.62)	(0.33)	0.00
03/31/2007	11.14	0.56	0.56	1.12	(0.59)	(0.54)	0.00
03/31/2006	10.58	0.57	0.92	1.49	(0.59)	(0.34)	0.00
03/31/2005	10.73	0.42	0.30	0.72	(0.47)	(0.40)	0.00
Class D
09/30/2009+	8.55	0.27	1.71	1.98	(0.30)	0.00	0.00
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

18	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.15)	$10.80	9.49%	$33,130	1.23	%*	1.25	%*	1.23	%*	1.25	%*	5.28	%*	54%

$(0.32)	$10.23	23.72%	$1,882,477	0.88	%*	0.88	%*	0.85	%*	0.85	%*	6.04	%*	121%
(0.79)	8.55	(12.67)	1,815,799	0.88		0.88		0.85		0.85		6.29		220
(0.98)	10.68	4.99	2,624,644	0.85		0.85		0.85		0.85		5.51		148
(1.16)	11.13	10.76	1,758,895	0.85		0.85		0.85		0.85		5.25		238
(0.96)	11.14	14.72	2,145,193	0.85		0.85		0.85		0.85		5.36		280
(0.89)	10.58	7.18	1,434,181	0.85		0.85		0.85		0.85		4.25		415

(0.32)	10.23	23.66	32,339	0.97	*	0.97	*	0.95	*	0.95	*	5.82	*	121
(0.72)	8.55	(14.12)	48	0.98	*	0.98	*	0.95	*	0.95	*	6.60	*	220

(0.31)	10.23	23.57	12,384	1.13	*	1.13	*	1.10	*	1.10	*	5.78	*	121
(0.76)	8.55	(12.89)	9,601	1.13		1.13		1.10		1.10		6.13		220
(0.95)	10.68	4.72	18,827	1.10		1.10		1.10		1.10		5.26		148
(1.13)	11.13	10.48	30,661	1.10		1.10		1.10		1.10		5.00		238
(0.93)	11.14	14.43	23,798	1.10		1.10		1.10		1.10		5.10		280
(0.87)	10.58	6.91	18,282	1.10		1.10		1.10		1.10		3.98		415

(0.30)	10.23	23.48	199,054	1.28	*	1.28	*	1.25	*	1.25	*	5.61	*	121
(0.75)	8.55	(13.02)	113,093	1.28		1.28		1.25		1.25		5.81		220
(0.94)	10.68	4.58	176,334	1.25		1.25		1.25		1.25		5.11		148
(1.12)	11.13	10.33	202,100	1.25		1.25		1.25		1.25		4.87		238
(0.91)	11.14	14.26	275,827	1.25		1.25		1.25		1.25		4.96		280
(0.85)	10.58	6.75	187,004	1.25		1.25		1.25		1.25		3.85		415

Semiannual Report	September 30, 2009	19

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Foreign Bond Fund (Unhedged)
Institutional Class
09/30/2009+	$8.02	$0.23	$2.10	$2.33	$(0.19)	$0.00	$0.00
03/31/2009	11.54	0.50	(2.59)	(2.09)	(0.32)	(1.00)	(0.11)
03/31/2008	10.21	0.42	1.64	2.06	(0.40)	(0.33)	0.00
03/31/2007	9.90	0.38	0.35	0.73	(0.35)	(0.07)	0.00
03/31/2006	10.83	0.35	(0.96)	(0.61)	(0.10)	0.00	(0.22)
04/30/2004 - 03/31/2005	10.00	0.23	0.89	1.12	(0.18)	(0.11)	0.00
Class P
09/30/2009+	8.02	0.22	2.11	2.33	(0.19)	0.00	0.00
04/30/2008 - 03/31/2009	11.18	0.45	(2.23)	(1.78)	(0.27)	(1.00)	(0.11)
Administrative Class
09/30/2009+	8.02	0.22	2.10	2.32	(0.18)	0.00	0.00
03/31/2009	11.54	0.48	(2.60)	(2.12)	(0.29)	(1.00)	(0.11)
03/31/2008	10.21	0.39	1.64	2.03	(0.37)	(0.33)	0.00
03/31/2007	9.90	0.37	0.34	0.71	(0.33)	(0.07)	0.00
02/28/2006 - 03/31/2006	10.00	0.03	(0.10)	(0.07)	0.00	0.00	(0.03)
Class D
09/30/2009+	8.02	0.21	2.11	2.32	(0.18)	0.00	0.00
03/31/2009	11.54	0.46	(2.60)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.35	0.34	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)
04/30/2004 - 03/31/2005	10.00	0.18	0.90	1.08	(0.14)	(0.11)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

20	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$10.16	29.36%	$1,450,666	0.54	%*	0.54	%*	0.50	%*	0.50	%*	5.02	%*	271%
(1.43)	8.02	(18.22)	997,286	0.87		0.87		0.50		0.50		5.10		653
(0.73)	11.54	21.00	1,791,483	0.81		0.81		0.50		0.50		3.97		798
(0.42)	10.21	7.47	1,199,990	0.50		0.50		0.50		0.50		3.79		644
(0.32)	9.90	(5.72)	1,076,199	0.50		0.50		0.50		0.50		3.38		480
(0.29)	10.83	11.27	992,593	0.50	*	0.51	*	0.50	*	0.51	*	2.27	*	344

(0.19)	10.16	29.30	29,197	0.64	*	0.64	*	0.60	*	0.60	*	4.69	*	271
(1.38)	8.02	(15.92)	28	0.99	*	0.99	*	0.60	*	0.60	*	5.14	*	653

(0.18)	10.16	29.19	47,018	0.79	*	0.79	*	0.75	*	0.75	*	5.18	*	271
(1.40)	8.02	(18.42)	579,144	1.12		1.12		0.75		0.75		4.87		653
(0.70)	11.54	20.70	837,933	1.04		1.04		0.75		0.75		3.72		798
(0.40)	10.21	7.21	619,704	0.75		0.75		0.75		0.75		3.61		644
(0.03)	9.90	(0.74)	10	0.75	*	0.75	*	0.75	*	0.75	*	3.72	*	480

(0.18)	10.16	29.11	195,976	0.94	*	0.94	*	0.90	*	0.90	*	4.61	*	271
(1.38)	8.02	(18.57)	113,927	1.30	(b)	1.30	(b)	0.93	(b)	0.93	(b)	4.67		653
(0.68)	11.54	20.47	176,950	1.23		1.23		0.95		0.95		3.51		798
(0.38)	10.21	7.05	145,187	0.95		0.95		0.95		0.95		3.40		644
(0.27)	9.90	(6.15)	104,470	0.95		0.95		0.95		0.95		2.95		480
(0.25)	10.83	10.80	85,296	0.95	*	0.96	*	0.95	*	0.96	*	1.78	*	344

Semiannual Report	September 30, 2009	21

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Foreign Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2009+	$9.05	$0.25	$1.20	$1.45	$(0.22)	$0.00	$0.00
03/31/2009	10.39	0.45	(0.92)	(0.47)	(0.38)	(0.49)	0.00
03/31/2008	10.17	0.40	0.19	0.59	(0.37)	0.00	0.00
03/31/2007	10.30	0.36	0.05	0.41	(0.31)	(0.21)	(0.02)
03/31/2006	10.56	0.36	0.04	0.40	(0.33)	(0.33)	0.00
03/31/2005	10.52	0.30	0.32	0.62	(0.27)	(0.31)	0.00
Class P
09/30/2009+	9.05	0.25	1.19	1.44	(0.21)	0.00	0.00
04/30/2008 - 03/31/2009	10.29	0.41	(0.82)	(0.41)	(0.34)	(0.49)	0.00
Administrative Class
09/30/2009+	9.05	0.24	1.19	1.43	(0.20)	0.00	0.00
03/31/2009	10.39	0.43	(0.93)	(0.50)	(0.35)	(0.49)	0.00
03/31/2008	10.17	0.37	0.20	0.57	(0.35)	0.00	0.00
03/31/2007	10.30	0.34	0.05	0.39	(0.29)	(0.21)	(0.02)
03/31/2006	10.56	0.34	0.03	0.37	(0.30)	(0.33)	0.00
03/31/2005	10.52	0.28	0.32	0.60	(0.25)	(0.31)	0.00
Class D
09/30/2009+	9.05	0.23	1.20	1.43	(0.20)	0.00	0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)	0.00

Global Bond Fund (Unhedged)
Institutional Class
09/30/2009+	$8.12	$0.22	$1.61	$1.83	$(0.20)	$0.00	$0.00
03/31/2009	10.99	0.47	(2.07)	(1.60)	(0.32)	(0.88)	(0.07)
03/31/2008	9.83	0.39	1.32	1.71	(0.37)	(0.18)	0.00
03/31/2007	9.50	0.34	0.30	0.64	(0.31)	0.00	0.00
03/31/2006	10.16	0.33	(0.71)	(0.38)	(0.25)	0.00	(0.03)
03/31/2005	10.48	0.27	0.39	0.66	(0.23)	(0.75)	0.00
Administrative Class
09/30/2009+	8.12	0.21	1.61	1.82	(0.19)	0.00	0.00
03/31/2009	10.99	0.45	(2.07)	(1.62)	(0.30)	(0.88)	(0.07)
03/31/2008	9.83	0.37	1.31	1.68	(0.34)	(0.18)	0.00
03/31/2007	9.50	0.31	0.30	0.61	(0.28)	0.00	0.00
03/31/2006	10.16	0.29	(0.69)	(0.40)	(0.23)	0.00	(0.03)
03/31/2005	10.48	0.24	0.39	0.63	(0.20)	(0.75)	0.00
Class D
09/30/2009+	8.12	0.20	1.61	1.81	(0.18)	0.00	0.00
07/31/2008 - 03/31/2009	10.33	0.25	(1.34)	(1.09)	(0.18)	(0.88)	(0.06)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the Fund’s supervisory and administrative fee was reduced by 0.05% to an annual rate of 0.40%.

22	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.22)	$10.28	16.14%	$1,948,489	0.53	%*	0.53	%*	0.50	%*	0.50	%*	5.14	%*	220%
(0.87)	9.05	(4.34)	2,272,951	0.70		0.70		0.50		0.50		4.71		779
(0.37)	10.39	5.99	2,262,059	0.88		0.88		0.50		0.50		3.89		969
(0.54)	10.17	4.05	1,950,374	0.50		0.50		0.50		0.50		3.55		653
(0.66)	10.30	3.81	1,664,360	0.50		0.50		0.50		0.50		3.42		571
(0.58)	10.56	6.06	1,185,669	0.50		0.50		0.50		0.50		2.90		477

(0.21)	10.28	16.09	25,446	0.63	*	0.63	*	0.60	*	0.60	*	5.03	*	220
(0.83)	9.05	(3.76)	2,629	0.62	*	0.62	*	0.60	*	0.60	*	4.95	*	779

(0.20)	10.28	16.00	30,751	0.78	*	0.78	*	0.75	*	0.75	*	4.89	*	220
(0.84)	9.05	(4.58)	31,889	0.95		0.95		0.75		0.75		4.45		779
(0.35)	10.39	5.72	42,403	1.11		1.11		0.75		0.75		3.63		969
(0.52)	10.17	3.79	52,182	0.75		0.75		0.75		0.75		3.30		653
(0.63)	10.30	3.55	56,200	0.75		0.75		0.75		0.75		3.16		571
(0.56)	10.56	5.80	62,996	0.75		0.75		0.75		0.75		2.65		477

(0.20)	10.28	15.92	134,375	0.93	*	0.93	*	0.90	*	0.90	*	4.73	*	220
(0.82)	9.05	(4.75)	105,439	1.13	(b)	1.13	(b)	0.93	(b)	0.93	(b)	4.27		779
(0.33)	10.39	5.52	152,415	1.27		1.27		0.95		0.95		3.42		969
(0.50)	10.17	3.58	208,962	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	266,367	0.95		0.95		0.95		0.95		2.95		571
(0.54)	10.56	5.59	235,709	0.95		0.95		0.95		0.95		2.44		477

$(0.20)	$9.75	22.78%	$669,742	0.58	%*	0.58	%*	0.55	%*	0.55	%*	4.98	%*	273%
(1.27)	8.12	(14.42)	596,210	0.91		0.91		0.55		0.55		4.98		693
(0.55)	10.99	17.94	1,051,675	0.84		0.84		0.55		0.55		3.84		776
(0.31)	9.83	6.81	917,437	0.55		0.55		0.55		0.55		3.48		543
(0.28)	9.50	(3.74)	788,283	0.55		0.55		0.55		0.55		3.32		551
(0.98)	10.16	6.30	1,220,538	0.55		0.55		0.55		0.55		2.60		278

(0.19)	9.75	22.63	176,517	0.83	*	0.83	*	0.80	*	0.80	*	4.73	*	273
(1.25)	8.12	(14.63)	150,861	1.16		1.16		0.80		0.80		4.76		693
(0.52)	10.99	17.65	199,539	1.12		1.12		0.80		0.80		3.62		776
(0.28)	9.83	6.55	98,536	0.80		0.80		0.80		0.80		3.23		543
(0.26)	9.50	(3.97)	77,162	0.81		0.81		0.80		0.80		2.96		551
(0.95)	10.16	6.03	56,706	0.80		0.80		0.80		0.80		2.36		278

(0.18)	9.75	22.55	2,151	0.98	*	0.98	*	0.95	*	0.95	*	4.32	*	273
(1.12)	8.12	(10.29)	810	1.11	*	1.11	*	0.95	*	0.95	*	4.58	*	693

Semiannual Report	September 30, 2009	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Global Bond Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2009+	$8.75	$0.21	$0.90	$1.11	$(0.19)	$0.00	$0.00
03/31/2009	9.92	0.44	(0.88)	(0.44)	(0.39)	(0.34)	0.00
03/31/2008	9.61	0.39	0.28	0.67	(0.36)	0.00	0.00
03/31/2007	9.66	0.34	0.07	0.41	(0.32)	(0.14)	0.00
03/31/2006	10.00	0.34	0.00	0.34	(0.31)	(0.37)	0.00
03/31/2005	10.03	0.27	0.21	0.48	(0.24)	(0.27)	0.00
Class P
09/30/2009+	8.75	0.20	0.90	1.10	(0.18)	0.00	0.00
04/30/2008 - 03/31/2009	9.80	0.40	(0.75)	(0.35)	(0.36)	(0.34)	0.00
Administrative Class
09/30/2009+	8.75	0.19	0.91	1.10	(0.18)	0.00	0.00
03/31/2009	9.92	0.42	(0.88)	(0.46)	(0.37)	(0.34)	0.00
03/31/2008	9.61	0.37	0.28	0.65	(0.34)	0.00	0.00
03/31/2007	9.66	0.32	0.07	0.39	(0.30)	(0.14)	0.00
03/31/2006	10.00	0.32	(0.01)	0.31	(0.28)	(0.37)	0.00
03/31/2005	10.03	0.25	0.21	0.46	(0.22)	(0.27)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$9.67	12.78%	$147,106	0.55	%*	0.55	%*	0.55	%*	0.55	%*	4.52	%*	263%
(0.73)	8.75	(4.21)	133,476	1.04		1.04		0.55		0.55		4.79		653
(0.36)	9.92	7.12	223,541	1.02		1.02		0.55		0.55		4.03		775
(0.46)	9.61	4.32	164,460	0.55		0.55		0.55		0.55		3.55		581
(0.68)	9.66	3.41	170,002	0.55		0.55		0.55		0.55		3.41		372
(0.51)	10.00	4.89	126,788	0.55		0.55		0.55		0.55		2.71		245

(0.18)	9.67	12.72	1,758	0.65	*	0.65	*	0.65	*	0.65	*	4.27	*	263
(0.70)	8.75	(3.37)	10	1.16	*	1.16	*	0.65	*	0.65	*	4.80	*	653

(0.18)	9.67	12.68	72	0.80	*	0.80	*	0.80	*	0.80	*	4.10	*	263
(0.71)	8.75	(4.44)	12	1.29		1.29		0.80		0.80		4.56		653
(0.34)	9.92	6.89	12	1.27		1.27		0.80		0.80		3.81		775
(0.44)	9.61	4.13	11	0.80		0.80		0.80		0.80		3.34		581
(0.65)	9.66	3.13	11	0.80		0.80		0.80		0.80		3.15		372
(0.49)	10.00	4.63	11	0.80		0.80		0.80		0.80		2.47		245

Semiannual Report	September 30, 2009	25

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Emerging Local Bond Fund
Assets:
Investments, at value	$1,634,731	$1,133,120
Investments in Affiliates, at value	113,181	50,816
Repurchase agreements, at value	10,743	7,103
Cash	2,797	1,399
Deposits with counterparty	0	307
Foreign currency, at value	8,882	5,331
Receivable for investments sold	9,374	1,346
Receivable for investments sold on a delayed-delivery basis	0	0
Receivable for Fund shares sold	16,014	8,318
Interest and dividends receivable	14,224	24,462
Dividends receivable from Affiliates	53	32
Variation margin receivable	80	5
Swap premiums paid	73	3,409
Unrealized appreciation on foreign currency contracts	165,586	107,967
Unrealized appreciation on swap agreements	312	17,071
	1,976,050	1,360,686
Liabilities:
Payable for reverse repurchase agreements	$0	$0
Payable for investments purchased	16,796	26,152
Payable for investments in Affiliates purchased	53	32
Payable for investments purchased on a delayed-delivery basis	0	0
Payable for short sales	2,742	0
Deposits from counterparty	125,176	72,363
Payable for Fund shares redeemed	2,077	2,334
Dividends payable	452	692
Overdraft due to custodian	0	0
Written options outstanding	150	83
Accrued related party fees	1,399	942
Variation margin payable	0	0
Recoupment payable to Manager	0	2
Swap premiums received	0	3,567
Unrealized depreciation on foreign currency contracts	45,306	71,509
Unrealized depreciation on swap agreements	1	3,702
Other liabilities	2	872
	194,154	182,250

Net Assets	$1,781,896	$1,178,436
Net Assets Consist of:
Paid in capital	$2,665,645	$1,275,516
Undistributed (overdistributed) net investment income	(58,709)	(67,614)
Accumulated undistributed net realized gain (loss)	(905,008)	(89,566)
Net unrealized appreciation (depreciation)	79,968	60,100
	$1,781,896	$1,178,436
Net Assets:
Institutional Class	$1,208,347	$890,817
Class P	43,187	6,632
Administrative Class	1,254	2,773
Class D	261,162	222,397
Other Classes	267,946	55,817
Shares Issued and Outstanding:
Institutional Class	121,940	90,855
Class P	4,358	676
Administrative Class	127	283
Class D	26,355	22,682
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$9.91	$9.80
Class P	9.91	9.80
Administrative Class	9.91	9.80
Class D	9.91	9.80

Cost of Investments Owned	$1,678,554	$1,125,092
Cost of Investments in Affiliates Owned	$113,183	$50,814
Cost of Repurchase Agreements Owned	$10,743	$7,103
Cost of Foreign Currency Held	$8,654	$5,318
Proceeds Received on Short Sales	$2,733	$0
Premiums Received on Written Options	$1,821	$928

26	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Emerging Markets and Infrastructure Bond Fund	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar-Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar-Hedged)

$31,975	$2,433,413	$2,198,255	$2,735,457	$883,330	$182,265
100	8,138	50,114	19,703	31,959	10,914
146	3,000	8,185	2,826	2,214	584
3,374	6,847	0	973	29	216
0	0	7	1,635	0	0
0	2,255	8,080	25,781	6,733	1,412
186	475,887	546,915	653,154	327,028	56,126
0	0	0	0	11,798	2,341
200	9,309	16,167	4,590	9,380	306
660	35,660	26,206	35,174	11,302	2,310
0	5	14	4	6	2
0	281	250	156	15	1
0	3,898	7,577	11,270	2,844	759
0	2,874	33,657	9,757	9,432	596
0	9,883	20,393	15,843	7,709	2,172
36,641	2,991,450	2,915,820	3,516,323	1,303,779	260,004

$0	$59,072	$77,507	$85,857	$37,551	$0
3,494	347,583	467,518	567,941	239,257	45,000
0	5	14	4	6	2
0	0	23,899	216,440	81,825	10,764
0	14,238	240,933	170,455	70,729	10,708
0	9,471	44,742	11,091	12,351	1,640
4	3,077	3,400	3,961	831	147
0	3,911	877	1,889	80	124
0	0	101	0	0	0
0	1,366	1,535	1,530	493	101
13	2,012	1,009	1,159	402	107
0	0	0	1	0	0
0	0	0	0	0	0
0	305	5,099	3,857	2,099	547
0	10,023	14,402	34,475	5,050	2,059
0	6,052	8,462	12,684	4,695	935
0	73	22	54	0	3
3,511	457,188	889,520	1,111,398	455,369	72,137

$33,130	$2,534,262	$2,026,300	$2,404,925	$848,410	$187,867

$32,737	$2,729,162	$2,120,901	$2,520,522	$890,776	$196,399
0	(126,694)	(50,684)	27,346	(27,247)	5,585
69	(213,710)	1,459	(151,755)	(6,432)	(10,884)
324	145,504	(45,376)	8,812	(8,687)	(3,233)
$33,130	$2,534,262	$2,026,300	$2,404,925	$848,410	$187,867

$33,130	$1,882,477	$1,450,666	$1,948,489	$669,742	$147,106
0	32,339	29,197	25,446	0	1,758
0	12,384	47,018	30,751	176,517	72
0	199,054	195,976	134,375	2,151	0
0	408,008	303,443	265,864	0	38,931

3,068	183,973	142,792	189,609	68,708	15,214
0	3,161	2,874	2,476	0	182
0	1,210	4,628	2,993	18,109	7
0	19,453	19,290	13,076	221	0

$10.80	$10.23	$10.16	$10.28	$9.75	$9.67
NA	10.23	10.16	10.28	NA	9.67
NA	10.23	10.16	10.28	9.75	9.67
NA	10.23	10.16	10.28	9.75	NA

$31,651	$2,288,829	$2,273,868	$2,708,884	$900,849	$185,657
$100	$8,138	$50,114	$19,703	$31,959	$10,914
$146	$3,000	$8,185	$2,826	$2,214	$584
$0	$2,240	$12,822	$25,696	$6,712	$1,402
$0	$14,189	$239,870	$169,791	$70,459	$10,665
$0	$3,342	$3,126	$3,978	$1,167	$225

Semiannual Report	September 30, 2009	27

Statements of Operations

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Emerging Local Bond Fund

Investment Income:
Interest, net of foreign taxes*	$29,992	$40,080
Dividends	0	0
Dividends from Affiliate investments	292	155
Miscellaneous income	0	10
Total Income	30,284	40,245

Expenses:
Investment advisory fees	3,786	2,534
Supervisory and administrative fees	3,706	2,879
Distribution and/or servicing fees - Administrative Class	4	2
Distribution and/or servicing fees - Class D	244	70
Distribution and/or servicing fees - Other Classes	601	62
Trustees' fees	1	1
Interest expense	52	51
Miscellaneous expense	1	3
Total Expenses	8,395	5,602

Net Investment Income	21,889	34,643

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(81,512)	(63,035)
Net realized gain on Affiliate investments	146	121
Net realized gain (loss) on futures contracts, written options and swaps	9,186	31,588
Net realized gain (loss) on foreign currency transactions	(186,908)	(21,175)
Net change in unrealized appreciation on investments	258,134	279,851
Net change in unrealized (depreciation) on Affiliate investments	(33)	(25)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(6,760)	132
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	362,126	60,836
Net Gain	354,379	288,293

Net Increase in Net Assets Resulting from Operations	$376,268	$322,936

* Foreign tax withholdings	$12	$1,042

(1)	Period from July 1, 2009 to September 30, 2009.

28	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Emerging Markets and Infrastructure Bond Fund (1)	Emerging Markets Bond Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)	Global Bond Fund (Unhedged)	Global Bond Fund (U.S. Dollar- Hedged)

$115	$82,668	$50,405	$68,601	$21,549	$4,297
0	11	5	44	10	10
0	139	127	111	35	9
0	0	24	7	24	1
115	82,818	50,561	68,763	21,618	4,317

14	5,384	2,257	3,035	970	213
7	5,182	2,623	3,388	1,164	283
0	14	281	40	199	0
0	195	184	141	1	0
0	932	537	542	0	111
0	1	1	1	0	0
0	331	305	418	128	4
0	1	2	3	1	1
21	12,040	6,190	7,568	2,463	612

94	70,778	44,371	61,195	19,155	3,705

69	(78,854)	(30,748)	23,497	14,082	2,178
0	76	76	80	19	4
0	(145)	(4,214)	(22,462)	(5,625)	(2,322)
0	(6,775)	92,760	(143,784)	12,944	(6,959)
324	470,570	376,945	417,924	113,687	22,357
0	(12)	0	(2)	(1)	0
0	62,206	(7,719)	14,573	(2,003)	799
0	(9,401)	8,261	6,586	7,463	641
393	437,665	435,361	296,412	140,566	16,698

$487	$508,443	$479,732	$357,607	$159,721	$20,403

$0	$0	$49	$37	$0	$8

Semiannual Report	September 30, 2009	29

Statements of Changes in Net Assets

	Developing Local Markets Fund		Emerging Local Bond Fund		Emerging Markets and Infrastructure Bond Fund	Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Period from July 1, 2009 to September 30, 2009 (Unaudited)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,889	$173,599	$34,643	$108,788	$94	$70,778	$175,863
Net realized gain (loss)	(259,234)	(613,342)	(52,622)	(135,110)	69	(85,774)	(195,682)
Net realized gain on Affiliate investments	146	2	121	1	0	76	5
Net change in unrealized appreciation (depreciation)	613,500	(723,912)	340,819	(337,954)	324	523,375	(425,303)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(33)	32	(25)	27	0	(12)	12
Net increase (decrease) resulting from operations	376,268	(1,163,621)	322,936	(364,248)	487	508,443	(445,105)

Distributions to Shareholders:
From net investment income
Institutional Class	(16,652)	(140,066)	(36,609)	(27,755)	(94)	(62,666)	(165,394)
Class P	(248)	0	(79)	(2)	0	(542)	(1)
Administrative Class	(41)	(574)	(50)	(123)	0	(356)	(2,198)
Class D	(2,199)	(16,087)	(1,721)	(98)	0	(4,939)	(10,257)
Other Classes	(2,528)	(15,191)	(877)	(215)	0	(11,054)	(26,472)
From net realized capital gains
Institutional Class	0	(54,476)	0	0	0	0	(25,020)
Class P	0	0	0	0	0	0	0
Administrative Class	0	(119)	0	0	0	0	(423)
Class D	0	(4,390)	0	0	0	0	(1,396)
Other Classes	0	(7,619)	0	0	0	0	(3,872)
Tax basis return of capital
Institutional Class	0	0	0	(77,875)	0	0	(960)
Class P	0	0	0	(19)	0	0	0
Administrative Class	0	0	0	(429)	0	0	(13)
Class D	0	0	0	(372)	0	0	(64)
Other Classes	0	0	0	(943)	0	0	(171)

Total Distributions	(21,668)	(238,522)	(39,336)	(107,831)	(94)	(79,557)	(236,241)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	415,305	1,384,040	369,395	699,625	32,651	396,589	702,070
Class P	43,994	10	5,639	1,240	0	32,537	47
Administrative Class	552	4,087	1,688	2,685	0	2,786	97,755
Class D	118,430	410,351	214,853	8,075	0	77,524	58,345
Other Classes	74,580	387,132	37,324	22,925	0	97,961	101,150
Issued as reinvestment of distributions
Institutional Class	15,026	182,488	33,400	102,169	94	42,972	152,682
Class P	58	0	18	0	0	288	1
Administrative Class	41	690	50	552	0	342	2,602
Class D	2,035	18,695	1,665	416	0	4,452	10,738
Other Classes	1,797	15,524	708	971	0	8,174	21,707
Cost of shares redeemed
Institutional Class	(1,043,576)	(3,160,279)	(1,291,099)	(484,865)	(8)	(705,343)	(1,140,354)
Class P	(3,890)	0	(123)	(486)	0	(3,245)	0
Administrative Class	(5,103)	(20,063)	(300)	(16,407)	0	(2,272)	(88,949)
Class D	(41,633)	(723,939)	(7,629)	(12,847)	0	(23,159)	(93,652)
Other Classes	(89,264)	(468,330)	(5,136)	(20,457)	0	(83,975)	(189,341)
Net increase (decrease) resulting from Fund share transactions	(511,648)	(1,969,594)	(639,547)	303,596	32,737	(154,369)	(365,199)

Fund Redemption Fee	5	490	1	32	0	2	112

Total Increase (Decrease) in Net Assets	(157,043)	(3,371,247)	(355,946)	(168,451)	33,130	274,519	(1,046,433)

Net Assets:
Beginning of period	1,938,939	5,310,186	1,534,382	1,702,833	0	2,259,743	3,306,176
End of period*	$1,781,896	$1,938,939	$1,178,436	$1,534,382	$33,130	$2,534,262	$2,259,743

*Including undistributed (overdistributed) net investment income of:	$(58,709)	$(58,930)	$(67,614)	$(62,921)	$0	$(126,694)	$(117,915)

30	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Bond Fund (Unhedged)		Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$44,371	$132,719	$61,195	$137,743	$19,155	$47,710	$3,705	$10,643
57,798	(188,770)	(142,749)	221,606	21,401	(29,297)	(7,103)	8,294
76	4	80	1	19	2	4	0
377,487	(551,235)	439,083	(512,776)	119,147	(184,268)	23,797	(35,821)
0	0	(2)	2	(1)	1	0	0
479,732	(607,282)	357,607	(153,424)	159,721	(165,852)	20,403	(16,884)

(24,970)	(48,120)	(45,082)	(96,578)	(13,934)	(26,433)	(2,722)	(7,972)
(270)	0	(363)	(15)	0	0	(20)	0
(4,588)	(23,921)	(684)	(1,370)	(3,398)	(5,863)	(1)	0
(2,832)	(4,279)	(2,310)	(4,829)	(13)	(6)	0	0
(4,517)	(8,255)	(5,041)	(10,349)	0	0	(588)	(1,381)

0	(131,246)	0	(137,360)	0	(66,196)	0	(5,249)
0	(1)	0	(4)	0	0	0	0
0	(66,769)	0	(1,788)	0	(15,887)	0	0
0	(12,974)	0	(6,808)	0	(6)	0	0
0	(26,893)	0	(15,877)	0	0	0	(1,394)

0	(15,682)	0	0	0	(5,831)	0	0
0	0	0	0	0	0	0	0
0	(8,373)	0	0	0	(1,382)	0	0
0	(1,601)	0	0	0	(3)	0	0
0	(3,353)	0	0	0	0	0	0

(37,177)	(351,467)	(53,480)	(274,978)	(17,345)	(121,607)	(3,331)	(15,996)

424,641	664,670	308,416	1,548,513	76,187	150,704	21,089	54,939
27,208	30	24,986	2,708	0	0	1,731	10
44,937	445,502	3,526	6,582	15,047	56,921	75	0
67,278	97,916	32,839	62,630	1,990	871	0	0
80,000	134,056	38,792	148,075	0	0	7,211	18,058

21,818	179,867	33,612	189,372	13,358	95,137	2,040	9,923
121	1	195	14	0	0	9	1
4,204	97,974	675	3,054	3,390	23,071	1	1
2,533	17,235	2,079	10,765	12	12	0	0
3,577	29,629	4,010	21,073	0	0	432	1,958

(269,520)	(1,119,358)	(916,940)	(1,368,485)	(129,123)	(469,762)	(22,898)	(127,214)
(1,440)	0	(4,654)	(74)	0	0	(115)	0
(650,353)	(526,375)	(9,456)	(14,860)	(21,941)	(73,146)	(20)	0
(22,727)	(125,017)	(20,455)	(100,433)	(781)	(32)	0	0
(55,949)	(257,143)	(80,449)	(178,037)	0	0	(6,981)	(22,771)
(323,672)	(361,013)	(582,824)	330,897	(41,861)	(216,224)	2,574	(65,095)

13	1,358	7	128	14	350	14	15

118,896	(1,318,404)	(278,690)	(97,377)	100,529	(503,333)	19,660	(97,960)

1,907,404	3,225,808	2,683,615	2,780,992	747,881	1,251,214	168,207	266,167
$2,026,300	$1,907,404	$2,404,925	$2,683,615	$848,410	$747,881	$187,867	$168,207

$(50,684)	$(57,878)	$27,346	$19,631	$(27,247)	$(29,057)	$5,585	$5,211

Semiannual Report	September 30, 2009	31

Schedule of Investments  Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 6.5%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	$1,970

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		15,170	8,310
10.000% due 01/01/2017		213,076	105,411

Total Brazil (Cost $117,617)			115,691

CAYMAN ISLANDS 0.5%

Atrium CDO Corp.
0.934% due 06/27/2015		$1,137	967

Vita Capital III Ltd.
1.697% due 01/01/2011		9,300	8,761

Total Cayman Islands (Cost $10,290)			9,728

CHILE 0.7%

Banco Santander Chile
0.659% due 12/09/2009		$13,220	13,193

Total Chile (Cost $13,205)			13,193

COLOMBIA 1.4%

Colombia Government International Bond
9.850% due 06/28/2027	COP	20,630,000	11,447
12.000% due 10/22/2015		21,800,000	13,445

Santa Fe de Bogota D.C.
9.750% due 07/26/2028		660,000	315

Total Colombia (Cost $23,183)			25,207

EGYPT 1.9%

Petroleum Export Ltd.
4.623% due 06/15/2010		$5,842	5,731
4.633% due 06/15/2010		696	684
5.265% due 06/15/2011		21,146	20,742

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,264	6,964

Total Egypt (Cost $34,634)			34,121

EL SALVADOR 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$7,500	7,969

Total El Salvador (Cost $8,041)			7,969

GERMANY 3.7%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$65,262	65,595

Total Germany (Cost $65,484)			65,595

INDIA 0.6%

ICICI Bank Ltd.
1.050% due 01/12/2010		$5,700	5,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IDBI Bank Ltd.
5.125% due 12/23/2009		$5,700	$5,701

Total India (Cost $11,365)			11,288

IRELAND 0.1%

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		$1,720	1,765

Total Ireland (Cost $1,708)			1,765

KAZAKHSTAN 0.0%

Intergas Finance BV
6.875% due 11/04/2011		$378	376

Total Kazakhstan (Cost $383)			376

LUXEMBOURG 1.9%

Gazprom International S.A.
7.201% due 02/01/2020		$3,271	3,417

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		7,626	7,751

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		19,600	20,429

Telecom Italia Capital S.A.
4.000% due 01/15/2010		2,500	2,517

Total Luxembourg (Cost $32,870)			34,114

MALAYSIA 0.8%

Malaysia Government International Bond
7.500% due 07/15/2011		$2,950	3,232

Petronas Capital Ltd.
7.000% due 05/22/2012		9,450	10,400

Total Malaysia (Cost $13,664)			13,632

MEXICO 2.0%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,451

Mexican Bonos
7.750% due 12/14/2017		94,000	6,939
8.500% due 12/13/2018		1,300	100

Pemex Finance Ltd.
9.030% due 02/15/2011		$3,180	3,315

Pemex Project Funding Master Trust
0.934% due 12/03/2012		3,000	2,880
2.309% due 10/15/2009		2,918	2,919

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,009
8.750% due 01/31/2016	MXN	214,500	15,512

Total Mexico (Cost $41,241)			35,125

NETHERLANDS 0.4%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	524

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Majapahit Holding BV
7.250% due 10/17/2011		$6,750	$7,003

Total Netherlands (Cost $7,362)			7,527

NORWAY 0.1%

DnB NOR Bank ASA
0.580% due 10/13/2009		$1,500	1,499

Total Norway (Cost $1,500)			1,499

PANAMA 1.7%

Panama Government International Bond
9.375% due 07/23/2012		$3,700	4,364
9.625% due 02/08/2011		22,664	25,157

Total Panama (Cost $28,879)			29,521

POLAND 1.0%

Poland Government International Bond
4.750% due 04/25/2012	PLN	50,200	17,319

Total Poland (Cost $16,580)			17,319

QATAR 1.9%

Qatar Petroleum
5.579% due 05/30/2011		$18,176	18,698

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		3,600	3,977

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		11,350	11,814

Total Qatar (Cost $33,847)			34,489

RUSSIA 2.3%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$5,109	5,186

Russia Government International Bond
8.250% due 03/31/2010		333	343

TNK-BP Finance S.A.
6.875% due 07/18/2011		14,000	14,245

VTB Capital S.A.
2.183% due 11/02/2009		20,270	20,181

Total Russia (Cost $39,844)			39,955

SOUTH KOREA 6.3%

Export-Import Bank of Korea
0.680% due 11/16/2010		$7,500	7,278

Korea Development Bank
0.687% due 11/22/2012		8,700	8,166
0.728% due 04/03/2010		38,900	38,489
0.910% due 10/20/2009		57,238	57,199
5.300% due 01/17/2013		1,100	1,145

Total South Korea (Cost $112,798)			112,277

32	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.2%

Santander U.S. Debt S.A. Unipersonal
0.374% due 11/20/2009		$4,400	$4,400

Total Spain (Cost $4,400)			4,400

TUNISIA 0.5%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	3,800	5,776
7.375% due 04/25/2012		$3,240	3,580

Total Tunisia (Cost $9,246)			9,356

UNITED ARAB EMIRATES 0.3%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$4,600	4,880

Total United Arab Emirates (Cost $4,894)			4,880

UNITED KINGDOM 2.3%

Bank of Scotland PLC
0.374% due 12/08/2010		$20,300	19,835

Barclays Bank PLC
10.179% due 06/12/2021		15,240	20,068

Vodafone Group PLC
0.660% due 02/27/2012		800	795

Total United Kingdom (Cost $36,350)			40,698

UNITED STATES 51.2%

ASSET-BACKED SECURITIES 1.4%

ACE Securities Corp.
0.296% due 12/25/2036		$450	366
0.336% due 06/25/2037		455	373

Asset-Backed Securities Corp. Home Equity
0.326% due 05/25/2037		405	337

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036		326	301
0.326% due 10/25/2036		426	387
1.246% due 10/25/2037		4,221	2,644

Carrington Mortgage Loan Trust
0.346% due 06/25/2037		2,708	2,354
0.566% due 10/25/2035		388	350

Citigroup Mortgage Loan Trust, Inc.
0.306% due 05/25/2037		544	456
0.306% due 07/25/2045		623	417

Countrywide Asset-Backed Certificates
0.326% due 10/25/2047		406	366
0.346% due 09/25/2047		540	500
0.406% due 02/25/2036		204	196

Credit-Based Asset Servicing & Securitization LLC
0.366% due 07/25/2037		213	155

Daimler Chrysler Auto Trust
1.734% due 09/10/2012		2,300	2,310

Fremont Home Loan Trust
0.296% due 10/25/2036		205	152
0.306% due 01/25/2037		481	314

GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036		154	97

GSAA Trust
0.546% due 05/25/2047		700	315

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.316% due 10/25/2036	$44	$36
0.316% due 12/25/2036	533	322

HSBC Asset Loan Obligation
0.306% due 12/25/2036	488	399

HSI Asset Securitization Corp. Trust
0.306% due 05/25/2037	680	632

JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036	476	435
0.306% due 03/25/2047	442	304
0.326% due 03/25/2037	413	341
0.333% due 11/25/2036	119	115
0.356% due 08/25/2036	5,200	2,204

Lehman XS Trust
0.326% due 11/25/2046	1,642	1,443
0.366% due 11/25/2036	178	176
0.416% due 04/25/2046	471	387
0.486% due 09/25/2046	764	161

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	49	49
0.296% due 01/25/2037	365	117

Morgan Stanley ABS Capital I
0.286% due 10/25/2036	291	284
0.296% due 10/25/2036	170	162
0.296% due 11/25/2036	404	393
0.306% due 05/25/2037	444	342

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2037	690	281
5.750% due 04/25/2037	457	352

Nationstar Home Equity Loan Trust
0.306% due 03/25/2037	259	246

New Century Home Equity Loan Trust
0.426% due 05/25/2036	1,049	659

Residential Asset Securities Corp.
0.306% due 01/25/2037	284	265

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	379	333
0.296% due 09/25/2036	119	117
0.306% due 12/25/2036	546	287
0.326% due 11/25/2036	336	146

Soundview Home Equity Loan Trust
0.326% due 06/25/2037	456	344

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037	77	76

Structured Asset Securities Corp.
0.326% due 01/25/2037	355	326
4.900% due 04/25/2035	505	337

WaMu Asset-Backed Certificates
0.296% due 01/25/2037	362	251

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	522	364

Wells Fargo Home Equity Trust
0.346% due 03/25/2037	165	162

		25,238

CORPORATE BONDS & NOTES 42.3%

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	310

American Express Centurion Bank
0.402% due 12/17/2009	1,400	1,400

American Express Credit Corp.
1.646% due 05/27/2010	23,600	23,653

American International Group, Inc.
0.620% due 10/18/2011	2,800	2,467

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Anadarko Petroleum Corp.
7.625% due 03/15/2014		$12,400	$14,167

Bank of America Corp.
0.591% due 11/06/2009		3,200	3,200
0.669% due 06/22/2012		25,000	25,250

Bank of America N.A.
0.839% due 06/23/2010		1,000	1,002

Bear Stearns Cos. LLC
5.300% due 10/30/2015		800	846
6.400% due 10/02/2017		300	327

Citibank N.A.
0.289% due 09/21/2012		16,030	16,044

Citigroup Funding, Inc.
0.821% due 04/30/2012		24,985	25,212

Citigroup, Inc.
0.519% due 05/18/2011		8,900	8,684
0.579% due 05/18/2010		12,800	12,745

Countrywide Financial Corp.
1.251% due 11/23/2010	EUR	500	728

Credit Suisse USA, Inc.
0.505% due 11/20/2009		$2,000	2,001
0.640% due 08/15/2010		800	801

Dow Chemical Co.
2.718% due 08/08/2011		6,200	6,302

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		665	670

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,977

Ford Motor Credit Co. LLC
5.700% due 01/15/2010		16,950	16,946
7.375% due 10/28/2009		10,610	10,613

General Electric Capital Corp.
0.414% due 05/08/2012		52,500	52,508
0.510% due 08/15/2011		2,800	2,732
0.564% due 12/07/2012		12,500	12,603
0.645% due 04/10/2012		24,000	23,137
0.933% due 02/01/2011		28,000	27,890

General Mills, Inc.
0.635% due 01/22/2010		3,700	3,700

Genworth Global Funding Trusts
0.699% due 04/15/2014		4,800	3,780

Hartford Life Global Funding Trusts
0.479% due 06/16/2014		4,800	3,579

Hewlett-Packard Co.
0.359% due 06/15/2010		3,900	3,904
1.430% due 05/27/2011		12,000	12,192

Home Depot, Inc.
0.420% due 12/16/2009		1,800	1,799

HSBC Bank USA N.A.
0.430% due 12/14/2009		1,750	1,750

HSBC Finance Corp.
0.380% due 03/12/2010		3,825	3,813
0.714% due 05/10/2010		4,414	4,397
0.720% due 11/16/2009		15,600	15,607

International Lease Finance Corp.
0.627% due 05/24/2010		9,000	8,575
0.927% due 07/01/2011		10,000	8,736

John Deere Capital Corp.
1.052% due 06/10/2011		20,900	21,040

JPMorgan Chase & Co.
0.684% due 01/17/2011		10,960	10,953
0.993% due 09/26/2013	EUR	4,400	6,181

See Accompanying Notes	Semiannual Report	September 30, 2009	33

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kimberly-Clark Corp.
0.588% due 07/30/2010		$12,400	$12,420

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		4,600	794
2.951% due 05/25/2010 (a)		6,600	1,138
3.011% due 12/23/2010 (a)		5,900	1,018
4.730% due 06/01/2011 (a)(h)	CAD	5,325	774
6.875% due 05/02/2018 (a)		$6,974	1,273
7.875% due 05/08/2018 (a)	GBP	5,000	1,189

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012		$2,300	2,213
2.709% due 05/12/2010		27,400	27,754

Metropolitan Life Global Funding I
0.480% due 05/17/2010		6,050	6,039
0.549% due 03/15/2012		4,100	3,906

Morgan Stanley
0.599% due 01/15/2010		8,800	8,797
0.642% due 06/20/2012		25,000	25,259
0.760% due 01/18/2011		6,989	6,925

National Rural Utilities Cooperative Finance Corp.
1.372% due 07/01/2010		300	301

Ohio Power Co.
5.300% due 11/01/2010		2,000	2,068

PACCAR, Inc.
1.469% due 09/14/2012		8,000	8,024

Pacific Gas & Electric Co.
1.252% due 06/10/2010		5,000	5,029

Pemex Project Funding Master Trust
0.934% due 12/03/2012		5,000	4,800
1.599% due 06/15/2010		105,618	105,191

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,783

SLM Corp.
0.499% due 03/15/2011		700	631
0.664% due 07/26/2010		800	760
0.734% due 10/25/2011		1,000	839
0.973% due 12/15/2010	EUR	600	799
5.375% due 05/15/2014		$1,100	843

Sprint Nextel Corp.
0.683% due 06/28/2010		3,400	3,303

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,970

U.S. Bancorp
0.871% due 05/06/2010		500	501

UnitedHealth Group, Inc.
0.472% due 06/21/2010		2,400	2,391
1.768% due 02/07/2011		16,000	16,017

Universal City Florida Holding Co. I & II
5.233% due 05/01/2010		4,500	4,421

Verizon Wireless Capital LLC
3.025% due 05/20/2011		15,000	15,525

Wachovia Bank N.A.
0.418% due 12/02/2010		9,000	9,005
0.453% due 05/25/2010		9,400	9,403

Wachovia Corp.
0.411% due 12/01/2009		100	100
0.419% due 03/15/2011		9,700	9,637
0.633% due 04/23/2012		6,000	5,876
0.639% due 10/15/2011		22,800	22,489

Wells Fargo & Co.
0.346% due 03/22/2010		4,700	4,702
0.592% due 01/24/2012		3,700	3,660

Xerox Corp.
1.042% due 12/18/2009		3,600	3,600

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

XTO Energy, Inc.
7.500% due 04/15/2012	$2,042	$2,265

		753,653

MORTGAGE-BACKED SECURITIES 2.6%

American Home Mortgage Investment Trust
0.486% due 05/25/2047	524	122

Banc of America Mortgage Securities, Inc.
4.091% due 07/25/2034	829	734

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	710	500
5.285% due 08/25/2036	600	255

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	28	28

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	504	430

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	4,321	2,712
5.636% due 01/26/2036	7,672	4,378

CC Mortgage Funding Corp.
0.376% due 05/25/2048	1,573	533

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	412	352
4.647% due 08/25/2035	1,286	510

Commercial Mortgage Pass-Through Certificates
0.343% due 04/15/2017	332	330
0.741% due 02/16/2034	1,931	1,695

Countrywide Alternative Loan Trust
0.426% due 02/20/2047	2,195	1,042
0.426% due 05/25/2047	1,804	811
0.516% due 05/25/2036	428	63
0.596% due 06/25/2037	648	154
1.016% due 11/25/2035	602	319
1.901% due 02/25/2036	564	294
5.304% due 10/25/2035	450	338
6.000% due 02/25/2037	438	373

Countrywide Home Loan Mortgage Pass-Through Trust
0.586% due 03/25/2036	800	152
3.885% due 04/20/2035	3,968	3,739
5.535% due 02/20/2036	612	405

CS First Boston Mortgage Securities Corp.
3.735% due 06/25/2033	2,004	1,709

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	473

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	318	300
0.326% due 02/25/2037	269	256
0.326% due 03/25/2037	95	94

Downey Savings & Loan Association Mortgage Loan Trust
0.556% due 11/19/2037	800	9

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	413	323

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	820	765
5.366% due 08/25/2035	1,341	1,112

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	1,096	868
0.326% due 01/25/2047	744	595
0.456% due 10/25/2046	600	92
0.516% due 04/25/2036	628	209
0.516% due 11/25/2045	268	141

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	1,622	1,338

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	$322	$306

Indymac Index Mortgage Loan Trust
4.944% due 12/25/2034	910	552

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	516

MASTR Adjustable Rate Mortgages Trust
0.356% due 05/25/2047	11	11

MASTR Alternative Loans Trust
0.646% due 03/25/2036	530	251

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	449

Merrill Lynch Floating Trust
0.313% due 06/15/2022	997	766

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	1,224	880
1.246% due 10/25/2035	1,593	1,410

Morgan Stanley Capital I
0.304% due 10/15/2020	1,139	872

Residential Accredit Loans, Inc.
0.346% due 09/25/2046	489	457
0.646% due 10/25/2045	448	240

Residential Asset Securitization Trust
0.646% due 01/25/2046	1,139	531

Sequoia Mortgage Trust
3.781% due 04/20/2035	551	491

Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	600	602

Structured Adjustable Rate Mortgage Loan Trust
3.692% due 07/25/2034	3,822	3,507
5.297% due 01/25/2035	1,449	1,118

Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036	843	821
0.376% due 03/25/2037	409	189
0.496% due 07/19/2035	1,019	771

Structured Asset Securities Corp.
3.832% due 10/25/2035	618	376

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	16	16
0.356% due 01/25/2037	319	292

WaMu Mortgage Pass-Through Certificates
0.656% due 11/25/2045	600	179
0.656% due 12/25/2045	600	160
1.711% due 12/25/2046	1,218	580
1.711% due 07/25/2047	1,391	641
2.101% due 11/25/2042	434	269

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.661% due 04/25/2047	784	157

		45,963

U.S. GOVERNMENT AGENCIES 2.0%

Fannie Mae
2.251% due 06/01/2043 - 07/01/2044	936	935
4.648% due 11/01/2035	410	423
5.000% due 02/25/2017	156	161
5.176% due 09/01/2035	561	591
5.186% due 10/01/2035	430	453
5.208% due 11/01/2035	470	495
5.220% due 08/01/2035	420	443
5.238% due 09/01/2035	430	457
5.500% due 09/01/2026	266	282

34	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
0.379% due 03/09/2011	$11,500	$11,522
0.387% due 08/24/2010	157	157
0.506% due 08/25/2031	360	289
0.526% due 09/25/2031	338	308
0.657% due 04/01/2011	20,076	20,112
3.432% due 08/01/2035	64	66

		36,694

U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
0.875% due 03/31/2011	50,000	50,191
0.875% due 04/30/2011	624	626

		50,817

Total United States (Cost $955,771)		912,365

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 9.9%

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		$4,600	$4,600
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.125% due 02/28/2011 - 08/31/2013 valued at $4,695. Repurchase proceeds are $4,600.)

State Street Bank and Trust Co.
0.010% due 10/01/2009		6,143	6,143
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $6,269. Repurchase proceeds are $6,143.)

			10,743

MEXICO TREASURY BILLS 2.7%
4.958% due 03/11/2010	MXN	681,646	49,410

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.2%
0.237% due 02/25/2010 - 03/25/2010 (b)(d)(e)	$3,233	$3,231

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.4%
	11,303,419	113,181

Total Short-Term Instruments (Cost $177,324)		176,565

Total Investments 98.7% (Cost $1,802,480)		$1,758,655

Written Options (g) (0.0%) (Premiums $1,821)		(150)

Other Assets and Liabilities (Net) 1.3%		23,391

Net Assets 100.0%		$1,781,896

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,279 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $953 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,072	$923

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	1.471%	$2,000	$(1)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP	BRL	18,200	$385	$73	$312

(g)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$180,000	$1,764	$98
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100	1	0

							$1,765	$98

See Accompanying Notes	Semiannual Report	September 30, 2009	35

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus COP	COP 1,863.000	10/22/2009	$ 8,000	$56	$52

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,180	$100,400	$1,684
Sales	2,456	245,500	2,868
Closing Buys	(702)	(57,400)	(474)
Expirations	(2,934)	(100,400)	(2,257)
Exercised	0	0	0

Balance at 09/30/2009	0	$188,100	$1,821

(h)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$774	0.04%

(i)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$200	$208	$209
Freddie Mac	6.000%	10/01/2039	2,400	2,525	2,533

				$2,733	$2,742

(j)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ARS	66,758	10/2009	MSC	$54	$0	$54
Sell	BRL	4,644	10/2009	BOA	0	(121)	(121)
Buy		3,698	10/2009	CITI	87	0	87
Buy		110,399	10/2009	HSBC	1,815	0	1,815
Sell		30,379	10/2009	HSBC	0	(812)	(812)
Buy		3,815	10/2009	JPM	153	0	153
Sell		82,889	10/2009	JPM	0	(5,672)	(5,672)
Buy		187	02/2010	HSBC	3	0	3
Sell		107,448	02/2010	HSBC	0	(1,501)	(1,501)
Sell	CAD	453	10/2009	CITI	0	(4)	(4)
Sell	CHF	319	10/2009	RBC	0	(13)	(13)
Sell		319	12/2009	HSBC	1	0	1
Buy	CLP	18,848,849	11/2009	BCLY	1,897	0	1,897
Sell		536,150	11/2009	BOA	21	0	21
Buy		12,424,805	11/2009	CITI	1,140	0	1,140
Sell		15,965,121	11/2009	CITI	449	(53)	396
Sell		1,065,000	11/2009	DUB	54	0	54
Sell		4,344,530	11/2009	HSBC	1	(418)	(417)
Sell		1,187,518	11/2009	JPM	0	(73)	(73)
Buy	CNY	63,236	03/2010	BCLY	0	(85)	(85)
Sell		3,002	03/2010	BCLY	1	0	1
Buy		67,040	03/2010	BOA	0	(72)	(72)
Buy		54,344	03/2010	CITI	0	(90)	(90)
Buy		158,523	03/2010	DUB	0	(236)	(236)
Sell		13,614	03/2010	DUB	19	0	19
Buy		52,292	03/2010	HSBC	0	(77)	(77)
Buy		488	03/2010	JPM	0	(1)	(1)
Buy		43,329	06/2010	BCLY	0	(35)	(35)
Buy		18,143	06/2010	CITI	0	(10)	(10)
Buy		7,799	06/2010	DUB	0	(8)	(8)
Buy		56,386	06/2010	HSBC	0	(47)	(47)
Buy		31,000	07/2010	BCLY	0	(14)	(14)

36	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	33,970	08/2010	DUB	$0	$(15)	$(15)
Buy	COP	19,883,055	11/2009	BCLY	1,905	0	1,905
Sell		11,631,468	11/2009	BCLY	0	(1,034)	(1,034)
Sell		2,116,500	11/2009	BOA	0	(96)	(96)
Buy		26,740,838	11/2009	CITI	1,688	0	1,688
Sell		4,579,000	11/2009	CITI	0	(371)	(371)
Sell		5,544,120	11/2009	HSBC	0	(251)	(251)
Buy		5,025,000	11/2009	JPM	102	0	102
Sell		4,168,000	11/2009	MSC	0	(158)	(158)
Buy		30,880,618	11/2009	RBS	3,169	0	3,169
Buy	CZK	326,728	11/2009	BCLY	2,056	0	2,056
Sell		75,113	11/2009	BCLY	0	(348)	(348)
Buy		500,000	11/2009	BOA	2,463	0	2,463
Buy		417,417	11/2009	DUB	1,953	0	1,953
Buy		568,500	11/2009	HSBC	3,173	(35)	3,138
Buy		661,911	11/2009	JPM	3,944	0	3,944
Sell		38,676	11/2009	JPM	0	(239)	(239)
Buy		127,800	11/2009	RBS	398	0	398
Sell		101,576	11/2009	UBS	0	(460)	(460)
Sell	EUR	2,187	10/2009	BCLY	0	(67)	(67)
Sell		2,616	10/2009	BNP	0	(82)	(82)
Sell		3,990	10/2009	UBS	33	0	33
Sell	GBP	1,361	10/2009	BNP	98	0	98
Buy	HKD	432,003	12/2009	DUB	0	(6)	(6)
Buy		600,677	12/2009	JPM	0	(21)	(21)
Buy		266,796	12/2009	MSC	0	(17)	(17)
Buy	HUF	10,226,268	10/2009	BCLY	10,233	0	10,233
Sell		4,224,742	10/2009	BCLY	77	(192)	(115)
Sell		2,845,791	10/2009	CITI	65	(155)	(90)
Buy		1,776,978	10/2009	DUB	575	0	575
Sell		1,540,493	10/2009	HSBC	0	(1,343)	(1,343)
Buy		553,421	10/2009	JPM	0	(4)	(4)
Sell		2,908,404	10/2009	JPM	0	(376)	(376)
Sell		1,037,235	10/2009	UBS	0	(616)	(616)
Buy		3,819,878	01/2010	BCLY	0	(69)	(69)
Buy		2,632,585	01/2010	CITI	0	(62)	(62)
Buy	IDR	269,437,163	11/2009	BCLY	1,477	0	1,477
Sell		11,176,000	11/2009	BCLY	0	(146)	(146)
Buy		18,302,600	11/2009	CITI	101	0	101
Buy		52,610,406	11/2009	HSBC	271	0	271
Buy		57,575,204	11/2009	JPM	297	0	297
Sell		10,695,000	11/2009	RBS	0	(96)	(96)
Sell		22,660,000	01/2010	BCLY	0	(92)	(92)
Buy		48,339,990	01/2010	DUB	273	0	273
Buy		49,087,500	01/2010	HSBC	291	0	291
Buy		43,829,625	01/2010	JPM	189	0	189
Sell		10,200,000	01/2010	JPM	0	(32)	(32)
Buy		20,500,000	03/2010	CITI	52	0	52
Buy	ILS	62,232	11/2009	BCLY	1,047	0	1,047
Sell		19,695	11/2009	BCLY	0	(230)	(230)
Buy		19,542	11/2009	BNP	0	(10)	(10)
Buy		118,539	11/2009	HSBC	1,574	0	1,574
Buy		97,907	11/2009	JPM	1,467	0	1,467
Sell		19,742	11/2009	JPM	0	(237)	(237)
Buy		3,166	11/2009	RBS	11	0	11
Buy	INR	204,607	10/2009	BCLY	71	0	71
Buy		701,951	10/2009	CITI	61	0	61
Sell		1,817,631	10/2009	CITI	0	(72)	(72)
Buy		204,777	10/2009	HSBC	53	0	53
Buy		577,178	10/2009	JPM	249	0	249
Sell		72,435	10/2009	JPM	0	(6)	(6)
Buy		201,553	10/2009	MSC	47	0	47
Sell		10,670	11/2009	BCLY	0	(1)	(1)
Buy		377,076	11/2009	DUB	203	0	203
Buy		244,388	01/2010	JPM	24	0	24
Buy		1,817,631	03/2010	CITI	0	(37)	(37)
Sell	JPY	27,608	10/2009	BNP	0	(9)	(9)
Buy	KRW	15,299,195	11/2009	BCLY	935	0	935
Sell		547,580	11/2009	BCLY	0	(24)	(24)
Buy		2,516,800	11/2009	BOA	135	0	135
Sell		709,379	11/2009	BOA	0	(34)	(34)
Buy		13,708,565	11/2009	CITI	820	0	820
Buy		837,358	11/2009	HSBC	27	0	27

See Accompanying Notes	Semiannual Report	September 30, 2009	37

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	KRW	2,556,000	11/2009	HSBC	$0	$(168)	$(168)
Buy		11,603,846	11/2009	RBS	799	0	799
Buy	MXN	1,290,377	11/2009	BCLY	124	(127)	(3)
Sell		138,175	11/2009	BCLY	0	(46)	(46)
Sell		32,988	11/2009	BOA	75	0	75
Buy		151,370	11/2009	CITI	957	(2)	955
Sell		53,863	11/2009	CITI	0	(127)	(127)
Buy		734,595	11/2009	DUB	2,024	(140)	1,884
Sell		107,539	11/2009	DUB	105	(12)	93
Buy		391,367	11/2009	HSBC	0	(755)	(755)
Sell		1,062,202	11/2009	HSBC	639	(165)	474
Buy		744,835	11/2009	JPM	1,251	(216)	1,035
Sell		311,364	11/2009	JPM	114	(73)	41
Buy		103,195	11/2009	MLP	672	0	672
Buy	MYR	35,463	11/2009	BCLY	356	0	356
Sell		7,769	11/2009	BCLY	0	(41)	(41)
Buy		3,540	11/2009	CITI	21	0	21
Buy		17,402	11/2009	DUB	115	0	115
Buy		49,419	11/2009	JPM	477	0	477
Sell		3,554	11/2009	JPM	0	(25)	(25)
Buy		3,550	02/2010	BCLY	20	0	20
Buy		3,060	02/2010	CITI	15	0	15
Buy		8,805	02/2010	DUB	31	0	31
Buy		12,257	02/2010	JPM	24	0	24
Buy		31,903	06/2010	BCLY	42	(3)	39
Buy	PEN	52,473	01/2010	BCLY	821	0	821
Sell		648	01/2010	BCLY	0	(5)	(5)
Sell		3,023	01/2010	BOA	0	(48)	(48)
Buy		1,635	01/2010	CITI	27	0	27
Sell		12,097	01/2010	CITI	0	(214)	(214)
Sell		11,970	01/2010	DUB	0	(223)	(223)
Buy		5,800	01/2010	JPM	11	0	11
Buy	PHP	602,192	11/2009	BCLY	260	0	260
Sell		194,440	11/2009	BOA	0	(84)	(84)
Buy		417,250	11/2009	CITI	136	0	136
Buy		935,063	11/2009	DUB	522	0	522
Sell		49,400	11/2009	DUB	0	(38)	(38)
Buy		14,625	11/2009	JPM	7	0	7
Sell		49,250	11/2009	UBS	0	(34)	(34)
Sell	PLN	44,468	11/2009	BCLY	0	(1,585)	(1,585)
Buy		8,591	11/2009	BNP	0	(16)	(16)
Sell		6,626	11/2009	CITI	0	(302)	(302)
Buy		151,629	11/2009	DUB	5,880	(67)	5,813
Buy		445,080	11/2009	HSBC	23,056	(133)	22,923
Sell		221,661	11/2009	HSBC	0	(7,627)	(7,627)
Buy		80,702	11/2009	JPM	1,765	(5)	1,760
Sell		17,945	11/2009	JPM	0	(592)	(592)
Buy		219,008	11/2009	MLP	13,802	0	13,802
Sell		49	11/2009	MLP	0	(3)	(3)
Buy		23,862	11/2009	RBS	288	0	288
Buy		1,706	11/2009	UBS	85	0	85
Sell		16,414	11/2009	UBS	0	(701)	(701)
Buy	RON	79,778	11/2009	BCLY	775	0	775
Buy		8,697	11/2009	CITI	0	(11)	(11)
Buy		23,822	11/2009	DUB	238	0	238
Buy		9,558	11/2009	GSC	85	0	85
Sell	RUB	163,381	10/2009	HSBC	0	(66)	(66)
Buy		163,381	10/2009	JPM	300	0	300
Buy		27,903	11/2009	JPM	61	0	61
Buy		3,083	01/2010	BCLY	0	0	0
Buy		225,981	01/2010	HSBC	116	0	116
Buy	SGD	38,334	11/2009	BCLY	890	0	890
Sell		3,205	11/2009	BCLY	0	(55)	(55)
Buy		134	11/2009	BOA	2	0	2
Sell		5,765	11/2009	BOA	0	(91)	(91)
Buy		7,028	11/2009	CITI	113	0	113
Buy		136,524	11/2009	DUB	3,364	0	3,364
Buy		434	11/2009	HSBC	7	0	7
Sell		4,328	11/2009	HSBC	0	(71)	(71)
Buy		65,088	11/2009	RBS	1,355	0	1,355
Buy		4,300	02/2010	CITI	51	0	51
Buy		4,241	02/2010	HSBC	9	0	9
Buy		1,442	02/2010	JPM	23	0	23

38	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	5,654	03/2010	CITI	$10	$0	$10
Buy		5,697	03/2010	DUB	40	0	40
Sell	THB	94,229	11/2009	BCLY	0	(58)	(58)
Buy		114,544	11/2009	CITI	104	0	104
Buy		128,528	11/2009	DUB	98	0	98
Sell		34,360	11/2009	DUB	0	(27)	(27)
Buy		585,679	11/2009	JPM	337	0	337
Sell		205,060	11/2009	RBS	0	(132)	(132)
Buy	TRY	14,708	11/2009	BCLY	267	(34)	233
Sell		3,220	11/2009	BCLY	0	(152)	(152)
Sell		2,678	11/2009	BNP	0	(31)	(31)
Buy		62,457	11/2009	HSBC	2,996	0	2,996
Buy		93,278	11/2009	JPM	5,153	0	5,153
Sell		1,546	11/2009	JPM	0	(33)	(33)
Buy		7,668	11/2009	RBS	126	0	126
Buy		14,316	11/2009	UBS	521	0	521
Buy	TWD	504,913	11/2009	BCLY	410	0	410
Buy		501,872	11/2009	CITI	264	0	264
Buy		254,956	11/2009	DUB	120	0	120
Sell		129,920	11/2009	DUB	0	(76)	(76)
Buy	ZAR	659,179	11/2009	BCLY	18,318	(6)	18,312
Sell		720,886	11/2009	BCLY	0	(9,458)	(9,458)
Sell		18,095	11/2009	BNP	0	(187)	(187)
Sell		8,069	11/2009	CITI	0	(65)	(65)
Buy		199,663	11/2009	DUB	5,032	0	5,032
Buy		7,686	11/2009	HSBC	7	0	7
Sell		128,154	11/2009	HSBC	0	(2,409)	(2,409)
Buy		1,932	11/2009	JPM	19	0	19
Sell		79,084	11/2009	JPM	0	(2,007)	(2,007)
Buy		771,284	11/2009	MLP	22,079	0	22,079
Buy		41,484	11/2009	RBS	473	0	473
Sell		48,318	11/2009	UBS	0	(375)	(375)

					$165,586	$(45,306)	$120,280

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$115,691	$0	$115,691
South Korea	0	112,277	0	112,277
United States	0	911,989	376	912,365
Short-Term Instruments	113,181	63,384	0	176,565
Other Investments +++	0	441,757	0	441,757

Investments, at value	$113,181	$1,645,098	$376	$1,758,655

Short Sales, at value	$0	$(2,742)	$0	$(2,742)

Financial Derivative Instruments ++++	$923	$120,441	$0	$121,364

Total	$114,104	$1,762,797	$376	$1,877,277

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
United States	$0	$(65)	$(3)	$0	$39	$405	$376	$13

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	39

Schedule of Investments  Developing Local Markets Fund  (Cont.)

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$923	$0	$0	$0	$0	$923
Unrealized appreciation on foreign currency contracts	0	165,586	0	0	0	165,586
Unrealized appreciation on swap agreements	312	0	0	0	0	312

	$1,235	$165,586	$0	$0	$0	$166,821

Liabilities:
Written options outstanding	$99	$51	$0	$0	$0	$150
Unrealized depreciation on foreign currency contracts	0	45,306	0	0	0	45,306
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$99	$45,357	$1	$0	$0	$45,457

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(29)	$0	$0	$0	$0	$(29)
Net realized gain (loss) on futures contracts, written options and swaps	9,591	0	(405)	0	0	9,186
Net realized (loss) on foreign currency transactions	0	(188,894)	0	0	0	(188,894)

	$9,562	$(188,894)	$(405)	$0	$0	$(179,737)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(7,127)	$5	$362	$0	$0	$(6,760)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	361,021	0	0	0	361,021

	$(7,127)	$361,026	$362	$0	$0	$354,261

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

40	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Emerging Local Bond Fund	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 13.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	124,760	$68,385
10.000% due 01/01/2017		174,480	86,312

Companhia Energetica de Sao Paulo
9.750% due 01/15/2015		3,750	2,486

Total Brazil (Cost $142,794)			157,183

CHILE 0.5%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,458,411	2,988

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		625,034	1,157
3.000% due 07/01/2018		1,166,729	2,151
3.000% due 10/01/2018		31,252	58

Total Chile (Cost $5,507)			6,354

COLOMBIA 5.3%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	14,880

Colombia Government International Bond
9.850% due 06/28/2027		16,636,000	9,231
11.750% due 03/01/2010		1,000	0
12.000% due 10/22/2015		61,576,000	37,977

Total Colombia (Cost $60,089)			62,088

EGYPT 1.2%

Egypt Government Bond
8.750% due 07/18/2012	EGP	14,800	2,747

Petroleum Export Ltd.
4.623% due 06/15/2010		$950	932
4.633% due 06/15/2010		150	147
5.265% due 06/15/2011		4,061	3,985

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,020	6,730

Total Egypt (Cost $14,681)			14,541

EL SALVADOR 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,313

Total El Salvador (Cost $5,361)			5,313

FRANCE 0.0%

Credit Agricole S.A.
0.422% due 05/28/2010		$400	398

Total France (Cost $398)			398

GERMANY 1.5%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$17,515	17,604

Total Germany (Cost $17,561)			17,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 9.6%

Hungary Government Bond
5.500% due 02/12/2014	HUF	11,373,240	$57,097
5.500% due 02/12/2016		8,490,600	41,443
6.750% due 02/12/2013		2,235,200	11,898
6.750% due 11/24/2017		478,000	2,434

Total Hungary (Cost $118,896)			112,872

INDONESIA 5.0%

Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	10,950
10.000% due 02/15/2028		42,229,000	4,156
10.500% due 08/15/2030		33,000,000	3,366
11.000% due 12/15/2012		127,850,000	14,090
11.000% due 10/15/2014		70,000,000	7,831
11.500% due 09/15/2019		46,330,000	5,286
12.800% due 06/15/2021		111,974,000	13,684

Total Indonesia (Cost $46,855)			59,363

IRELAND 0.1%

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		$1,100	1,129

Total Ireland (Cost $1,092)			1,129

LUXEMBOURG 1.2%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$1,777	1,806

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		6,000	6,254

TNK-BP Finance S.A.
6.875% due 07/18/2011		2,300	2,366

VTB Capital S.A.
2.183% due 11/02/2009		4,000	3,996

Total Luxembourg (Cost $14,211)			14,422

MALAYSIA 0.9%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	2,300	674
4.378% due 11/29/2019		7,060	2,068
7.500% due 07/15/2011		$1,050	1,150

Petronas Capital Ltd.
7.000% due 05/22/2012		6,200	6,828

Total Malaysia (Cost $10,767)			10,720

MEXICO 4.4%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	5,010

Mexican Bonos
8.500% due 12/13/2018		514,920	39,557

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,100	2,189

Pemex Project Funding Master Trust
2.309% due 10/15/2009		2,000	2,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		$1,000	$1,009
8.750% due 01/31/2016	MXN	25,000	1,808

Total Mexico (Cost $55,516)			51,575

NETHERLANDS 0.2%

Majapahit Holding BV
7.250% due 10/17/2011		$2,400	2,490

Total Netherlands (Cost $2,457)			2,490

NEW ZEALAND 0.2%

ANZ National International Ltd.
0.615% due 04/14/2010		$2,660	2,645

Total New Zealand (Cost $2,655)			2,645

PANAMA 0.4%

Panama Government International Bond
9.375% due 07/23/2012		$1,300	1,533
9.625% due 02/08/2011		3,000	3,330

Total Panama (Cost $4,784)			4,863

PERU 2.8%

Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,952
9.910% due 05/05/2015		68,234	30,410

Total Peru (Cost $28,594)			32,362

POLAND 6.1%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	111
4.750% due 04/25/2012		34,400	11,868
5.250% due 10/25/2017		17,300	5,719
5.750% due 04/25/2014		45,300	15,823
5.750% due 09/23/2022		69,685	23,222
6.250% due 10/24/2015		43,290	15,391

Total Poland (Cost $85,340)			72,134

QATAR 0.6%

Qatar Petroleum
5.579% due 05/30/2011		$4,311	4,436

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		2,000	2,082

Total Qatar (Cost $6,385)			6,518

RUSSIA 1.1%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$3,184	3,232

TNK-BP Finance S.A.
6.875% due 07/18/2011		5,200	5,291

VTB Capital S.A.
2.183% due 11/02/2009		4,600	4,577

Total Russia (Cost $13,082)			13,100

See Accompanying Notes	Semiannual Report	September 30, 2009	41

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 9.1%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	262,900	$33,899
8.000% due 12/21/2018		25,000	3,179
8.250% due 09/15/2017		132,100	17,191
13.500% due 09/15/2015		321,800	53,190

Total South Africa (Cost $101,713)			107,459

SOUTH KOREA 0.1%

Korea Development Bank
0.910% due 10/20/2009		$1,000	999

Total South Korea (Cost $1,000)			999

THAILAND 2.3%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	909

Thailand Government Bond
3.875% due 06/13/2019		16,800	491
5.125% due 03/13/2018		508,330	16,474
5.250% due 05/12/2014		92,200	3,006
6.150% due 07/07/2026		176,000	6,143

Total Thailand (Cost $25,480)			27,023

TUNISIA 0.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	1,200	1,824
7.375% due 04/25/2012		$2,000	2,210

Total Tunisia (Cost $3,979)			4,034

TURKEY 6.2%

Turkey Government International Bond
0.000% due 06/23/2010	TRY	29,200	18,648
10.000% due 02/15/2012 (c)		816	614
12.000% due 08/14/2013 (c)		4,827	4,098
14.000% due 01/19/2011		68,608	49,470
15.000% due 02/10/2010		1,055	729

Total Turkey (Cost $72,940)			73,559

UNITED ARAB EMIRATES 0.2%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$2,000	2,122

Total United Arab Emirates (Cost $2,128)			2,122

UNITED KINGDOM 0.6%

Bank of Scotland PLC
0.374% due 12/08/2010		$1,100	1,075

Barclays Bank PLC
10.179% due 06/12/2021		4,680	6,162

Vodafone Group PLC
0.660% due 02/27/2012		200	199

Total United Kingdom (Cost $5,971)			7,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 20.6%

ASSET-BACKED SECURITIES 0.5%

Citigroup Mortgage Loan Trust, Inc.
0.286% due 12/25/2036	$840	$703
1.146% due 07/25/2037	1,408	1,250

Countrywide Asset-Backed Certificates
0.346% due 05/25/2047	362	326
0.346% due 09/25/2047	1,600	1,481

Credit-Based Asset Servicing & Securitization LLC
0.366% due 07/25/2037	94	69

Indymac Residential Asset-Backed Trust
0.326% due 07/25/2037	675	652

Long Beach Mortgage Loan Trust
0.306% due 12/25/2036	28	22

MASTR Asset-Backed Securities Trust
0.326% due 05/25/2037	1,028	915

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	410	232

Soundview Home Equity Loan Trust
1.046% due 10/25/2037	66	63

		5,713

CORPORATE BONDS & NOTES 18.8%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	103

American Express Credit Corp.
1.646% due 05/27/2010	11,600	11,626

American Honda Finance Corp.
0.514% due 02/09/2010	1,500	1,497

American International Group, Inc.
0.536% due 01/29/2010	5,045	5,008
5.375% due 10/18/2011	4,525	4,189
8.175% due 05/15/2058	700	425

Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,570

Bank of America Corp.
5.650% due 05/01/2018	6,700	6,627

Bank of America N.A.
0.579% due 06/15/2016	12,000	10,261

Bear Stearns Cos. LLC
0.549% due 05/18/2010	1,900	1,902
0.718% due 01/31/2011	200	200
5.300% due 10/30/2015	300	317

Caterpillar Financial Services Corp.
0.515% due 08/20/2010	600	600
0.914% due 02/08/2010	300	301

Citibank N.A.
0.289% due 09/21/2012	3,200	3,203

Citigroup Funding, Inc.
1.518% due 05/07/2010	12,300	12,312

Citigroup, Inc.
5.500% due 04/11/2013	5,800	5,942

Credit Suisse USA, Inc.
0.505% due 11/20/2009	800	800
0.640% due 08/15/2010	200	200

Dominion Resources, Inc.
1.343% due 06/17/2010	900	906

Dow Chemical Co.
2.718% due 08/08/2011	3,100	3,151

Ford Motor Credit Co. LLC
2.079% due 01/15/2010	2,200	2,184
5.700% due 01/15/2010	10,550	10,548
7.375% due 10/28/2009	4,500	4,501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Capital Corp.
0.592% due 04/28/2011		$6,500	$6,328

Goldman Sachs Group, Inc.
0.321% due 11/16/2009		2,700	2,700
0.520% due 11/16/2009		1,100	1,100

HSBC Finance Corp.
0.380% due 03/12/2010		1,000	997
0.714% due 05/10/2010		1,500	1,494
0.720% due 11/16/2009		900	900

International Lease Finance Corp.
0.909% due 01/15/2010		3,900	3,810

John Deere Capital Corp.
0.593% due 07/16/2010		2,600	2,598
0.803% due 10/16/2009		1,300	1,300
1.052% due 06/10/2011		5,100	5,134
1.210% due 01/18/2011		4,000	4,020

JPMorgan Chase & Co.
0.684% due 01/17/2011		8,000	7,995

Kraft Foods, Inc.
0.961% due 08/11/2010		3,000	2,996

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	1,967

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012		700	674
6.875% due 04/25/2018		6,000	6,320

Metropolitan Life Global Funding I
0.480% due 05/17/2010		4,200	4,192

Morgan Stanley
0.568% due 05/07/2010		6,000	5,994
0.599% due 01/15/2010		2,000	1,999
0.760% due 01/18/2011		2,200	2,180

PACCAR, Inc.
1.469% due 09/14/2012		4,000	4,012

Pemex Project Funding Master Trust
0.934% due 12/03/2012		10,000	9,600
1.599% due 06/15/2010		26,619	26,497

Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,594

Reynolds American, Inc.
0.999% due 06/15/2011		9,600	9,445

SLM Corp.
0.499% due 03/15/2011		250	225
0.664% due 07/26/2010		2,300	2,185
0.734% due 10/25/2011		300	252
0.973% due 12/15/2010	EUR	200	266
5.375% due 05/15/2014		$600	460

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	695

U.S. Bancorp
0.871% due 05/06/2010		100	100

UnitedHealth Group, Inc.
0.472% due 06/21/2010		800	797

Wachovia Corp.
0.411% due 12/01/2009		3,500	3,500
0.419% due 03/15/2011		200	199
0.633% due 04/23/2012		2,000	1,959
0.639% due 10/15/2011		1,000	986

Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,196

			221,039

42	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.0%

American Home Mortgage Assets
0.436% due 05/25/2046	$1,142	$549
0.436% due 09/25/2046	459	215
1.601% due 02/25/2047	472	193

Banc of America Funding Corp.
5.746% due 03/20/2036	511	308

BCAP LLC Trust
0.416% due 01/25/2037	1,367	643

Bear Stearns Adjustable Rate Mortgage Trust
4.996% due 01/25/2035	74	61
5.734% due 02/25/2036	482	312

Bear Stearns Alt-A Trust
5.285% due 08/25/2036	700	297
5.490% due 09/25/2035	91	58

Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034	107	100
5.674% due 07/25/2046	361	247

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	542	405

Commercial Mortgage Pass-Through Certificates
0.741% due 02/16/2034	588	516

Countrywide Alternative Loan Trust
0.456% due 07/25/2046	181	90
0.576% due 11/20/2035	454	245
1.901% due 12/25/2035	604	321

Countrywide Home Loan Mortgage Pass-Through Trust
6.073% due 09/25/2047	233	148

Downey Savings & Loan Association Mortgage Loan Trust
3.059% due 07/19/2044	1,036	700

GSR Mortgage Loan Trust
5.338% due 11/25/2035	419	332

Harborview Mortgage Loan Trust
0.436% due 07/21/2036	192	91
0.446% due 09/19/2046	276	131
0.746% due 02/19/2034	1,817	967
5.833% due 08/19/2036	183	118

Homebanc Mortgage Trust
5.794% due 04/25/2037	498	387

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	419	193

Indymac Index Mortgage Loan Trust
0.446% due 06/25/2047	377	179
0.456% due 05/25/2046	126	60
0.486% due 07/25/2035	114	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
0.416% due 12/25/2036	$536	$262
0.426% due 12/25/2036	244	114
0.446% due 10/25/2046	216	99

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	345	166
0.546% due 05/25/2047	800	106

MASTR Alternative Loans Trust
0.646% due 03/25/2036	193	91

Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036	148	134

Residential Accredit Loans, Inc.
0.496% due 08/25/2037	364	171
5.714% due 02/25/2036	416	217

Residential Asset Securitization Trust
0.646% due 01/25/2046	469	219

Sequoia Mortgage Trust
4.316% due 01/20/2047	172	129

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	441	275

Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2046	414	207

WaMu Mortgage Pass-Through Certificates
1.641% due 01/25/2047	507	201
1.661% due 04/25/2047	748	360
1.721% due 12/25/2046	473	190
2.849% due 01/25/2047	305	158
5.281% due 01/25/2037	365	242
5.456% due 04/25/2037	251	153
5.565% due 12/25/2036	222	157
5.922% due 09/25/2036	366	274

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	266	133

Wells Fargo Mortgage-Backed Securities Trust
0.746% due 07/25/2037	631	382

		12,368

U.S. GOVERNMENT AGENCIES 0.2%

Freddie Mac
0.343% due 02/01/2011 (f)	620	619
0.379% due 03/09/2011 (f)	32	32
0.389% due 05/04/2011 (f)	1,510	1,512

		2,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011	$1,050	$1,053

Total United States (Cost $254,387)		242,336

SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 0.0%

Deutsche Bank NY
0.940% due 02/16/2010	200	200

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	6,000	6,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $6,123. Repurchase proceeds are $6,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,103	1,103
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,130. Repurchase proceeds are $1,103.)

		7,103

U.S. CASH MANAGEMENT BILLS 0.1%
0.208% due 04/01/2010 (f)	720	719

U.S. TREASURY BILLS 1.7%
0.233% due 02/25/2010 - 03/25/2010 (b)(e)(f)	19,570	19,559

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.3%
	5,074,975	50,816

Total Short-Term Instruments (Cost $78,386)		78,397

Total Investments 101.1% (Cost $1,183,009)		$1,191,039

Written Options (i) (0.0%) (Premiums $928)		(83)

Other Assets and Liabilities (Net) (1.1%)		(12,520)

Net Assets 100.0%		$1,178,436

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $330 have been pledged as collateral for foreign currency contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $21,697 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Cash of $307 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	72	$63

See Accompanying Notes	Semiannual Report	September 30, 2009	43

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

(h)	Swap agreements outstanding on September 30, 2009:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(622)	$(455)	$(167)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(3,670)	(2,347)	(1,323)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	1,197	153	1,044
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(525)	915	(1,440)

						$(3,620)	$(1,734)	$(1,886)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CEMEX SAB de C.V.	DUB	7.500%	03/20/2010	6.112%	$2,000	$28	$0	$28
JSC Gazprom	BCLY	1.600%	12/20/2009	1.104%	15,000	46	0	46
JSC Gazprom	BCLY	1.850%	03/20/2010	1.105%	12,500	50	0	50
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	2.300%	09/20/2010	1.000%	5,000	75	0	75

						$199	$0	$199

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$(139)	$113	$(252)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	(148)	43	(191)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	(24)	(81)	57
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	197	(47)	244
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,554	(566)	3,120
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	2,699	538	2,161
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,005	0	2,005
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(30)	0	(30)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(59)	0	(59)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	42	0	42
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	57	0	57
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY	ZAR	52,000	157	157	0
Pay	6-Month THB-THBFIX Reuters	2.780%	01/23/2014	HSBC	THB	78,730	(54)	0	(54)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY		106,060	(63)	0	(63)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	(33)	0	(33)
Pay	6-Month THB-THBFIX Reuters	3.170%	04/21/2014	HSBC		68,250	(16)	0	(16)
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	(20)	0	(20)
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	(29)	0	(29)
Pay	6-Month THB-THBFIX Reuters	3.540%	07/23/2014	JPM		345,000	34	0	34
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	120	(25)	145
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	5,646	0	5,646
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	3,510	1,296	2,214
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	(25)	0	(25)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		190,000	208	148	60
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	43	0	43

							$16,632	$1,576	$15,056

44	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(i)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$91,000	$892	$50

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus COP	COP	1,863.000	10/22/2009	$5,210	$36	$33

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	726	$34,500	$1,096
Sales	1,347	172,210	1,669
Closing Buys	(141)	(76,000)	(354)
Expirations	(1,717)	(34,500)	(1,367)
Exercised	(215)	0	(116)

Balance at 09/30/2009	0	$96,210	$928

(j)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	5,650	10/2009	BCLY	$0	$(189)	$(189)
Sell		11,594	10/2009	BOA	0	(146)	(146)
Buy		5,547	10/2009	CITI	131	0	131
Buy		43,510	10/2009	HSBC	1,233	0	1,233
Sell		28,248	10/2009	HSBC	0	(933)	(933)
Buy		24,781	10/2009	JPM	1,696	0	1,696
Sell		7,638	10/2009	JPM	0	(311)	(311)
Buy		10,950	10/2009	RBS	260	0	260
Sell		31,658	10/2009	RBS	0	(466)	(466)
Sell		90,743	02/2010	BOA	0	(1,124)	(1,124)
Sell		8,433	02/2010	DUB	0	(22)	(22)
Buy		9,230	02/2010	HSBC	102	0	102
Sell		11,594	02/2010	HSBC	0	(122)	(122)
Buy		31,658	02/2010	RBS	467	0	467
Buy	CLP	2,139,941	11/2009	BCLY	166	0	166
Sell		1,726,950	11/2009	BCLY	0	(155)	(155)
Buy		7,566,225	11/2009	CITI	665	0	665
Sell		10,441,358	11/2009	CITI	145	(433)	(288)
Buy		2,286,341	11/2009	DUB	279	0	279
Sell		1,597,500	11/2009	DUB	82	0	82
Buy		146,528	11/2009	HSBC	0	(2)	(2)
Sell		7,263,550	11/2009	HSBC	67	(636)	(569)
Buy		15,000,000	11/2009	JPM	1,550	0	1,550
Sell		4,291,551	11/2009	JPM	55	(151)	(96)
Buy		1,581,269	11/2010	CITI	48	(5)	43
Buy	CNY	94,009	03/2010	BCLY	0	(208)	(208)
Sell		15,535	03/2010	BCLY	21	0	21
Sell		8,075	03/2010	BOA	9	0	9
Buy		25,031	03/2010	CITI	0	(36)	(36)
Sell		6,643	03/2010	CITI	11	0	11
Sell		20,804	03/2010	DUB	37	0	37
Sell		6,392	03/2010	HSBC	9	0	9
Buy		37,151	03/2010	JPM	0	(72)	(72)
Sell		60	03/2010	JPM	0	0	0
Buy		6,396	06/2010	BCLY	0	(5)	(5)
Buy		2,678	06/2010	CITI	0	(2)	(2)
Buy		3,330	06/2010	DUB	0	(2)	(2)
Buy		8,322	06/2010	HSBC	0	(7)	(7)
Buy		4,151	06/2010	JPM	0	(1)	(1)
Buy		31,000	07/2010	BCLY	0	(14)	(14)
Buy		1,469	06/2011	JPM	0	(5)	(5)
Buy		53,316	06/2011	UBS	0	(203)	(203)

See Accompanying Notes	Semiannual Report	September 30, 2009	45

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	COP	58,731,800	11/2009	BCLY	$5,424	$0	$5,424
Sell		16,225,552	11/2009	BCLY	0	(1,445)	(1,445)
Buy		13,140,000	11/2009	CITI	804	0	804
Sell		27,950,952	11/2009	CITI	0	(2,511)	(2,511)
Buy		4,004,160	11/2009	HSBC	114	0	114
Sell		12,900,600	11/2009	HSBC	0	(980)	(980)
Buy		5,081,180	11/2009	JPM	161	0	161
Sell		9,114,000	11/2009	JPM	0	(720)	(720)
Sell		12,459,000	11/2009	MSC	0	(452)	(452)
Sell		7,467,000	11/2009	RBS	0	(867)	(867)
Buy	CZK	16,712	11/2009	BCLY	57	0	57
Sell		16,712	11/2009	BCLY	0	(105)	(105)
Sell	EUR	30	10/2009	BCLY	0	(1)	(1)
Sell		36	10/2009	BNP	0	(1)	(1)
Sell		1,260	10/2009	UBS	10	0	10
Buy	HKD	257	12/2009	DUB	0	0	0
Buy		522	12/2009	JPM	0	0	0
Buy		231	12/2009	MSC	0	0	0
Buy	HUF	9,822,817	10/2009	BCLY	2,170	(113)	2,057
Sell		2,338,308	10/2009	BCLY	0	(1,571)	(1,571)
Sell		852,827	10/2009	CITI	0	(618)	(618)
Buy		1,148,893	10/2009	DUB	904	0	904
Sell		1,372,892	10/2009	DUB	0	(371)	(371)
Buy		935,332	10/2009	HSBC	726	0	726
Sell		8,617,108	10/2009	HSBC	1	(7,001)	(7,000)
Buy		1,842,033	10/2009	JPM	590	0	590
Sell		2,237,941	10/2009	JPM	0	(1,082)	(1,082)
Buy		1,670,000	10/2009	UBS	854	0	854
Sell		5,635,170	01/2010	BCLY	101	0	101
Sell		1,862,690	01/2010	HSBC	0	(83)	(83)
Sell		1,075,295	01/2010	RBS	0	(10)	(10)
Buy	IDR	294,875,174	11/2009	BCLY	1,387	0	1,387
Sell		369,793,806	11/2009	BCLY	0	(2,076)	(2,076)
Buy		39,470,000	11/2009	CITI	54	(7)	47
Sell		168,182,896	11/2009	CITI	0	(752)	(752)
Buy		34,566,000	11/2009	HSBC	144	0	144
Sell		110,656,816	11/2009	HSBC	0	(570)	(570)
Buy		223,150,000	11/2009	JPM	2,378	0	2,378
Sell		10,605,000	11/2009	JPM	0	(87)	(87)
Sell		10,120,000	01/2010	CITI	0	(24)	(24)
Buy		20,039,580	01/2010	DUB	113	0	113
Buy		20,349,000	01/2010	HSBC	120	0	120
Sell		20,240,000	01/2010	HSBC	0	(47)	(47)
Buy		30,943,155	01/2010	JPM	128	0	128
Sell		25,500,000	01/2010	JPM	0	(80)	(80)
Buy		3,093,000	09/2010	CITI	0	(2)	(2)
Buy	ILS	486	11/2009	BCLY	6	0	6
Buy		14,657	11/2009	BNP	0	(8)	(8)
Sell		486	11/2009	JPM	0	(7)	(7)
Buy	INR	274	10/2009	BCLY	0	0	0
Buy		833	10/2009	CITI	0	0	0
Sell		406,197	10/2009	CITI	0	(16)	(16)
Buy		274	10/2009	HSBC	0	0	0
Buy		478,334	10/2009	JPM	111	0	111
Sell		73,770	10/2009	JPM	0	(33)	(33)
Buy		252	10/2009	MSC	0	0	0
Buy		48,446	11/2009	BCLY	4	0	4
Buy		7,765	11/2009	CITI	1	0	1
Buy		5,323	01/2010	DUB	0	0	0
Buy		97,560	01/2010	JPM	10	0	10
Buy		406,197	03/2010	CITI	0	(8)	(8)
Buy	KRW	9,787,320	11/2009	BCLY	598	0	598
Sell		905,447	11/2009	BOA	0	(43)	(43)
Buy		10,340,035	11/2009	CITI	600	0	600
Buy		2,893,720	11/2009	DUB	135	0	135
Sell		3,783,900	11/2009	DUB	0	(210)	(210)
Buy		755,180	11/2009	JPM	30	0	30
Sell		1,869,000	11/2009	JPM	0	(85)	(85)
Buy		7,423,314	11/2009	RBS	511	0	511
Buy		2,486,800	11/2009	UBS	109	0	109
Buy		270,446	02/2010	HSBC	9	0	9
Buy		477,400	02/2010	RBS	4	0	4

46	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	443,470	11/2009	BCLY	$14	$(186)	$(172)
Sell		81,040	11/2009	BCLY	30	(17)	13
Buy		108,136	11/2009	CITI	0	(274)	(274)
Sell		80,738	11/2009	CITI	64	0	64
Buy		89,260	11/2009	DUB	0	(55)	(55)
Sell		210,546	11/2009	DUB	124	(21)	103
Buy		205,045	11/2009	HSBC	24	(331)	(307)
Sell		479,593	11/2009	HSBC	121	(175)	(54)
Buy		962,069	11/2009	JPM	1,077	(353)	724
Sell		261,160	11/2009	JPM	98	(23)	75
Buy		483,175	11/2009	MLP	3,147	0	3,147
Sell		98,171	11/2009	UBS	121	0	121
Buy	MYR	34,411	11/2009	BCLY	326	0	326
Buy		11,615	11/2009	CITI	36	0	36
Sell		8,814	11/2009	CITI	0	(42)	(42)
Buy		15,498	11/2009	DUB	93	0	93
Sell		21,209	11/2009	DUB	0	(117)	(117)
Buy		15,909	11/2009	HSBC	88	0	88
Buy		55,622	11/2009	JPM	360	0	360
Sell		3,554	11/2009	JPM	0	(25)	(25)
Buy		5,642	11/2009	UBS	27	0	27
Buy		17,925	02/2010	BCLY	57	0	57
Buy		1,621	02/2010	CITI	7	0	7
Buy		8,805	02/2010	DUB	31	0	31
Buy		10,506	02/2010	JPM	21	0	21
Buy		26,056	06/2010	BCLY	27	(3)	24
Buy	PEN	471	01/2010	BCLY	3	0	3
Sell		6,040	01/2010	BCLY	0	(94)	(94)
Sell		35,456	01/2010	CITI	0	(532)	(532)
Sell		20,945	01/2010	DUB	0	(390)	(390)
Buy		324	01/2010	HSBC	2	0	2
Buy		8,758	01/2010	JPM	37	0	37
Buy	PHP	318,666	11/2009	BCLY	109	0	109
Buy		364,489	11/2009	CITI	119	0	119
Sell		665,599	11/2009	DUB	0	(372)	(372)
Buy		21,564	11/2011	JPM	2	0	2
Buy	PLN	165,917	11/2009	BCLY	8,350	0	8,350
Sell		32,336	11/2009	BCLY	0	(1,148)	(1,148)
Buy		11,454	11/2009	BNP	0	(22)	(22)
Buy		21,330	11/2009	BOA	113	0	113
Buy		24,809	11/2009	CITI	623	0	623
Sell		6,626	11/2009	CITI	0	(302)	(302)
Buy		19,394	11/2009	DUB	72	(67)	5
Sell		6,501	11/2009	DUB	0	(215)	(215)
Buy		3,573	11/2009	GSC	54	0	54
Sell		888	11/2009	GSC	0	(43)	(43)
Buy		161,496	11/2009	HSBC	4,386	(49)	4,337
Sell		239,258	11/2009	HSBC	0	(9,524)	(9,524)
Buy		62,776	11/2009	JPM	1,400	(4)	1,396
Sell		45,232	11/2009	JPM	32	(1,243)	(1,211)
Buy		77,073	11/2009	MLP	5,467	0	5,467
Sell		43	11/2009	MSC	0	(2)	(2)
Sell		9,110	11/2009	UBS	0	(164)	(164)
Buy	RON	5,690	11/2009	BCLY	56	0	56
Sell		58,484	11/2009	BCLY	0	(539)	(539)
Buy		6,703	11/2009	CITI	11	(7)	4
Buy		14,263	11/2009	DUB	143	0	143
Buy		7,856	11/2009	GSC	70	0	70
Buy	SGD	10,419	11/2009	BCLY	178	0	178
Sell		1,444	11/2009	BCLY	0	(25)	(25)
Buy		3	11/2009	BOA	0	0	0
Sell		2,166	11/2009	CITI	0	(37)	(37)
Sell		1,441	11/2009	CSFB	0	(23)	(23)
Buy		4,590	11/2009	DUB	115	0	115
Buy		5,975	11/2009	HSBC	92	0	92
Buy		1,154	11/2009	RBS	24	0	24
Buy		232	11/2009	UBS	4	0	4
Buy		158	02/2010	BOA	2	0	2
Buy		707	03/2010	RBS	2	0	2
Buy	THB	641,845	11/2009	BCLY	407	0	407
Sell		68,180	11/2009	BCLY	0	(39)	(39)
Sell		170,658	11/2009	BOA	0	(103)	(103)
Buy		381,071	11/2009	CITI	346	0	346

See Accompanying Notes	Semiannual Report	September 30, 2009	47

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	THB	102,090	11/2009	CITI	$0	$(53)	$(53)
Buy		392,030	11/2009	DUB	310	0	310
Sell		68,720	11/2009	DUB	0	(55)	(55)
Buy		267,605	11/2009	HSBC	152	0	152
Buy		1,019,459	11/2009	JPM	524	0	524
Buy		135,296	11/2009	UBS	46	0	46
Buy		16,785	03/2010	RBS	1	0	1
Buy	TRY	17,688	11/2009	BCLY	674	0	674
Sell		9,530	11/2009	BCLY	0	(371)	(371)
Buy		2,435	11/2009	CITI	64	0	64
Buy		6,776	11/2009	DUB	72	0	72
Buy		1,660	11/2009	GSC	10	0	10
Buy		61,047	11/2009	HSBC	2,020	0	2,020
Sell		50,990	11/2009	HSBC	0	(1,935)	(1,935)
Buy		1,197	11/2009	JPM	0	0	0
Sell		1,546	11/2009	JPM	0	(34)	(34)
Sell		2,883	11/2009	RBS	0	(49)	(49)
Buy		1,521	11/2009	UBS	17	0	17
Buy	TWD	8,675	11/2009	BCLY	4	0	4
Sell		346,100	11/2009	BCLY	0	(302)	(302)
Buy		268,501	11/2009	CITI	109	0	109
Sell		144,639	11/2009	CITI	0	(107)	(107)
Buy		213,563	11/2009	DUB	101	0	101
Buy	ZAR	364,611	11/2009	BCLY	5,714	(6)	5,708
Sell		1,263,179	11/2009	BCLY	0	(16,611)	(16,611)
Buy		49,869	11/2009	CITI	762	0	762
Sell		8,069	11/2009	CITI	0	(65)	(65)
Buy		195,726	11/2009	DUB	4,579	(34)	4,545
Sell		30,899	11/2009	DUB	0	(91)	(91)
Buy		58,018	11/2009	HSBC	572	(10)	562
Sell		252,504	11/2009	HSBC	0	(4,416)	(4,416)
Buy		98,894	11/2009	JPM	2,966	0	2,966
Sell		146,359	11/2009	JPM	0	(1,910)	(1,910)
Buy		1,200,000	11/2009	MLP	35,665	0	35,665
Sell		234,855	11/2009	RBS	0	(1,469)	(1,469)
Buy		8,962	11/2009	UBS	92	0	92
Sell		19,244	11/2009	UBS	0	(189)	(189)

					$107,967	$(71,509)	$36,458

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$154,697	$2,486	$157,183
Colombia	0	62,088	0	62,088
Hungary	0	112,872	0	112,872
Indonesia	0	59,363	0	59,363
Poland	0	72,134	0	72,134
South Africa	0	107,459	0	107,459
Turkey	0	73,559	0	73,559
United States	0	242,336	0	242,336
Short-Term Instruments	50,816	27,581	0	78,397
Other Investments +++	0	225,648	0	225,648

Investments, at value	$50,816	$1,137,737	$2,486	$1,191,039

Financial Derivative Instruments ++++	$63	$51,630	$(1,886)	$49,807

Total	$50,879	$1,189,367	$600	$1,240,846

48	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Brazil	$0	$2,328	$(4)	$0	$162	$0	$2,486	$0
Other Investments +++	3,248	(4,535)	(9)	(769)	2,065	0	0	206

Investments, at value	$3,248	$(2,207)	$(13)	$(769)	$2,227	$0	$2,486	$206

Financial Derivative Instruments ++++	$(26,351)	$0	$0	$0	$24,465	$0	$(1,886)	$0

Total	$(23,103)	$(2,207)	$(13)	$(769)	$26,692	$0	$600	$206

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$63	$0	$0	$0	$0	$63
Unrealized appreciation on foreign currency contracts	0	107,967	0	0	0	107,967
Unrealized appreciation on swap agreements	15,828	0	1,243	0	0	17,071

	$15,891	$107,967	$1,243	$0	$0	$125,101

Liabilities:
Written options outstanding	$50	$33	$0	$0	$0	$83
Unrealized depreciation on foreign currency contracts	0	71,509	0	0	0	71,509
Unrealized depreciation on swap agreements	772	0	2,930	0	0	3,702

	$822	$71,542	$2,930	$0	$0	$75,294

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$29,761	$0	$1,827	$0	$0	$31,588
Net realized (loss) on foreign currency transactions	0	(23,997)	0	0	0	(23,997)

	$29,761	$(23,997)	$1,827	$0	$0	$7,591

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(22,229)	$3	$22,358	$0	$0	$132
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	57,857	0	0	0	57,857

	$(22,229)	$57,860	$22,358	$0	$0	$57,989

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	49

Schedule of Investments  Emerging Markets and Infrastructure Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 22.8%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$1,080	$1,172

Companhia Energetica de Sao Paulo
9.750% due 01/15/2015	BRL	1,630	1,060

CSN Islands XI Corp.
6.875% due 09/21/2019		$1,390	1,410

ISA Capital do Brasil S.A.
8.800% due 01/30/2017		790	853

Marfrig Overseas Ltd.
9.625% due 11/16/2016		1,000	997

Telemar Norte Leste S.A.
9.500% due 04/23/2019		1,120	1,344

Vale Overseas Ltd.
5.625% due 09/15/2019		700	716

Total Brazil (Cost $7,536)			7,552

CAYMAN ISLANDS 8.7%

DP World Sukuk Ltd.
6.250% due 07/02/2017		$1,520	1,487

Hutchison Whampoa International 09 Ltd.
7.625% due 04/09/2019		1,100	1,249

Interoceanica IV Finance Ltd.
0.000% due 11/30/2025		95	41

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		93	71

Petroleum Export Ltd.
4.623% due 06/15/2010		22	21

Total Cayman Islands (Cost $2,820)			2,869

CHILE 2.4%

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		$720	796

Total Chile (Cost $779)			796

CHINA 3.2%

Sino-Forest Corp.
9.125% due 08/17/2011		$1,020	1,056

Total China (Cost $1,054)			1,056

COLOMBIA 8.2%

Ecopetrol S.A.
7.625% due 07/23/2019		$1,060	1,166

TGI International Ltd.
9.500% due 10/03/2017		1,430	1,544

Total Colombia (Cost $2,694)			2,710

EGYPT 0.8%

Petroleum Export Ltd.
4.633% due 06/15/2010		$117	115
5.265% due 06/15/2011		147	143

Total Egypt (Cost $262)			258

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
EL SALVADOR 3.3%

AES El Salvador Trust
6.750% due 02/01/2016	$1,300	$1,105

Total El Salvador (Cost $1,105)		1,105

INDIA 1.1%

Tata Power Co. Ltd.
8.500% due 08/19/2017	$350	372

Total India (Cost $370)		372

INDONESIA 2.2%

Majapahit Holding BV
7.250% due 06/28/2017	$700	718

Total Indonesia (Cost $706)		718

IRELAND 3.2%

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	$1,100	1,071

Total Ireland (Cost $1,056)		1,071

KAZAKHSTAN 3.6%

Intergas Finance BV
6.875% due 11/04/2011	$690	687

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	495	490

Total Kazakhstan (Cost $1,173)		1,177

LUXEMBOURG 0.6%

SB Capital S.A.
6.480% due 05/15/2013	$200	207

Total Luxembourg (Cost $202)		207

MEXICO 12.0%

Axtel SAB de C.V.
9.000% due 09/22/2019	$610	622

Corp GEO SAB de C.V.
8.875% due 09/25/2014	860	907

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	1,235	1,056

Petroleos Mexicanos
4.875% due 03/15/2015	200	199

Urbi Desarrollos Urbanos SAB DE C.V.
8.500% due 04/19/2016	1,200	1,194

Total Mexico (Cost $3,852)		3,978

NETHERLANDS 1.5%

Aes Dominicana Energia Finance S.A.
11.000% due 12/13/2015	$510	481

Total Netherlands (Cost $479)		481

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
RUSSIA 14.6%

ALROSA Finance S.A.
8.875% due 11/17/2014	$1,515	$1,477

Gaz Capital S.A.
6.510% due 03/07/2022	310	286
9.250% due 04/23/2019	200	222

RSHB Capital S.A. for OJSC Russian Agricultural Bank
7.125% due 01/14/2014	480	496
9.000% due 06/11/2014	600	660

TNK-BP Finance S.A.
7.875% due 03/13/2018	1,190	1,168

VTB Capital S.A.
6.609% due 10/31/2012	520	522

Total Russia (Cost $4,761)		4,831

SOUTH KOREA 1.2%

Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	$385	410

Total South Korea (Cost $405)		410

TRINIDAD AND TOBAGO 2.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	$970	897

Total Trinidad And Tobago (Cost $894)		897

VENEZUELA 1.6%

Corp. Andina de Fomento
8.125% due 06/04/2019	$440	513

Total Venezuela (Cost $508)		513

VIRGIN ISLANDS (BRITISH) 2.9%

Road King Infrastructure Finance 2007 Ltd.
7.625% due 05/14/2014	$1,100	974

Total Virgin Islands (British) (Cost $995)		974

SHORT-TERM INSTRUMENTS 0.7%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$146	146

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $150. Repurchase proceeds are $146.)

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.3%
	10,031	100

Total Short-Term Instruments (Cost $246)		246

Total Investments 97.3% (Cost $31,897)		$32,221

Other Assets and Liabilities (Net) 2.7%		909

Net Assets 100.0%		$33,130

50	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$6,492	$1,060	$7,552
Cayman Islands	0	2,757	112	2,869
Colombia	0	2,710	0	2,710
Mexico	0	3,978	0	3,978
Russia	0	4,831	0	4,831
Other Investments +++	100	10,181	0	10,281

Investments, at value	$100	$30,949	$1,172	$32,221

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Brazil	$0	$1,049	$(1)	$0	$12	$0	$1,060	$12
Cayman Islands	0	112	1	0	(1)	0	112	(1)

Investments, at value	$0	$1,161	$0	$0	$11	$0	$1,172	$11

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.

See Accompanying Notes	Semiannual Report	September 30, 2009	51

Schedule of Investments  Emerging Markets Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 14.7%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$3,000	$3,169
6.500% due 06/10/2019		12,280	13,109

Brazil Government International Bond
5.875% due 01/15/2019		10,600	11,448
6.000% due 01/17/2017		23,513	25,559
8.000% due 01/15/2018		20,600	23,958
8.250% due 01/20/2034		18,853	24,952
8.750% due 02/04/2025		17,175	22,757
8.875% due 10/14/2019		11,076	14,426
8.875% due 04/15/2024		19,685	26,181
10.125% due 05/15/2027		39,100	58,063
10.250% due 01/10/2028	BRL	8,400	4,576
10.500% due 07/14/2014		$874	1,126
11.000% due 08/17/2040		19,182	25,896
12.500% due 01/05/2016	BRL	2,000	1,246
12.750% due 01/15/2020		$3,750	5,981

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,450	2,987
10.000% due 01/01/2017		48,794	24,138

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$15,220	16,514
7.750% due 11/30/2015		2,000	2,270

Cosipa Commercial Ltd.
8.250% due 06/14/2016		100	114

CSN Islands VIII Corp.
9.750% due 12/16/2013		600	705

CSN Islands IX Corp.
10.500% due 01/15/2015		100	122

CSN Islands XI Corp.
6.875% due 09/21/2019		10,500	10,653

GTL Trade Finance, Inc.
7.250% due 10/20/2017		11,910	12,625

Petrobras International Finance Co.
7.875% due 03/15/2019		15,600	18,076

Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	216

Vale Overseas Ltd.
5.625% due 09/15/2019		5,100	5,215
6.250% due 01/11/2016		950	1,053
6.875% due 11/21/2036		14,350	14,921
8.250% due 01/17/2034		1,150	1,376

Total Brazil (Cost $324,417)			373,432

CAYMAN ISLANDS 0.1%

CSN Islands IX Corp.
10.500% due 01/15/2015		$750	909

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,735	1,323

Usiminas Commercial Ltd.
7.250% due 01/18/2018		750	812

Total Cayman Islands (Cost $2,996)			3,044

CHILE 1.5%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,089

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,073

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		$21,300	$23,543

Chile Government International Bond
5.500% due 01/15/2013		3,000	3,363

CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,620
6.150% due 10/24/2036		600	625
7.500% due 01/15/2019		2,230	2,711

Enersis S.A.
7.375% due 01/15/2014		420	464

Total Chile (Cost $34,627)			37,488

COLOMBIA 6.4%

Colombia Government International Bond
3.843% due 03/17/2013		$9,458	9,742
7.375% due 01/27/2017		36,475	41,983
7.375% due 03/18/2019		7,800	8,958
7.375% due 09/18/2037		11,905	13,512
8.250% due 12/22/2014		24,165	28,998
9.850% due 06/28/2027	COP	600,000	333
10.375% due 01/28/2033		$1,850	2,710
10.750% due 01/15/2013		7,535	9,366
11.750% due 02/25/2020		3,047	4,449
12.000% due 10/22/2015	COP	25,375,000	15,650

Ecopetrol S.A.
7.625% due 07/23/2019		$25,040	27,544

TGI International Ltd.
9.500% due 10/03/2017		100	108

Total Colombia (Cost $151,426)			163,353

EGYPT 0.4%

Petroleum Export Ltd.
4.623% due 06/15/2010		$517	507
4.633% due 06/15/2010		83	82
5.265% due 06/15/2011		4,262	4,167

Petroleum Export Ltd. II
6.340% due 06/20/2011		6,757	6,478

Total Egypt (Cost $11,495)			11,234

EL SALVADOR 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	8,723

Total El Salvador (Cost $10,150)			8,723

GERMANY 1.8%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$18,600	18,695

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		23,120	26,012

Total Germany (Cost $43,364)			44,707

GUATEMALA 0.1%

Guatemala Government Bond
9.250% due 08/01/2013		$2,030	2,304
10.250% due 11/08/2011		771	867

Total Guatemala (Cost $3,069)			3,171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.1%

NTPC Ltd.
5.875% due 03/02/2016		$1,900	$1,871

Total India (Cost $1,855)			1,871

INDONESIA 6.0%

Indonesia Government International Bond
6.625% due 02/17/2037		$2,000	1,957
6.875% due 03/09/2017		27,100	29,403
6.875% due 01/17/2018		14,400	15,516
7.750% due 01/17/2038		2,175	2,409
8.500% due 10/12/2035		3,200	3,888
10.375% due 05/04/2014		3,300	4,004
11.625% due 03/04/2019		33,565	46,792

Majapahit Holding BV
7.250% due 10/17/2011		7,405	7,738
7.250% due 06/28/2017		10,600	10,863
7.750% due 10/17/2016		1,050	1,108
7.875% due 06/29/2037		23,600	23,584

Republic of Indonesia
5.000% due 12/14/2019		4,610	3,819

Total Indonesia (Cost $141,151)			151,081

IRELAND 0.7%

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$15,900	15,483
7.700% due 08/07/2013		500	531
8.700% due 08/07/2018		1,500	1,672

Total Ireland (Cost $16,665)			17,686

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$7,425	6,757
6.875% due 11/04/2011		625	622

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,343	16,181

Total Kazakhstan (Cost $24,112)			23,560

LUXEMBOURG 2.8%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	4,350	6,374
6.212% due 11/22/2016		$5,090	4,935
6.510% due 03/07/2022		35,500	32,912
8.146% due 04/11/2018		1,200	1,274
9.250% due 04/23/2019		3,750	4,186

Gazprom International S.A.
7.201% due 02/01/2020		17,114	17,884

TNK-BP Finance S.A.
6.625% due 03/20/2017		2,250	2,073

Total Luxembourg (Cost $70,721)			69,638

MALAYSIA 0.9%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	17,394
7.750% due 08/15/2015		1,690	1,999

Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,676

Total Malaysia (Cost $22,682)			23,069

52	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 11.7%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	$623

C5 Capital SPV Ltd.
6.196% due 12/31/2049		$7,335	5,693

C8 Capital SPV Ltd.
6.640% due 12/29/2049		18,900	14,442

C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	4,749

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,518

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	975

Mexican Bonos
7.750% due 12/14/2017	MXN	88,992	6,569

Mexico Government International Bond
5.500% due 02/17/2020	EUR	4,900	7,206
5.875% due 02/17/2014		$7,000	7,525
5.950% due 03/19/2019 (f)		25,300	26,692
6.750% due 09/27/2034		35,618	39,358
7.500% due 04/08/2033		24,094	28,732
8.000% due 09/24/2022		16,880	20,594
8.300% due 08/15/2031		1,920	2,467

Pemex Finance Ltd.
9.030% due 02/15/2011		10,848	11,309

Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	12,879
6.625% due 06/15/2035		19,575	19,011
6.625% due 06/15/2038		200	189
9.125% due 10/13/2010		110	117

Petroleos Mexicanos
4.875% due 03/15/2015		20,944	20,787
8.000% due 05/03/2019		55,500	63,658

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	723

Total Mexico (Cost $276,562)			295,816

NETHERLANDS 0.2%

VTB Europe Finance BV
1.378% due 10/06/2009		$5,000	5,033

Total Netherlands (Cost $4,999)			5,033

PANAMA 5.2%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,675

Panama Government International Bond
6.700% due 01/26/2036		5,313	5,897
7.125% due 01/29/2026		22,425	25,957
7.250% due 03/15/2015		34,207	39,252
9.375% due 07/23/2012		310	366
9.375% due 04/01/2029		37,473	51,338

Total Panama (Cost $118,888)			131,485

PERU 1.9%

Peru Government International Bond
6.550% due 03/14/2037		$4,147	4,520
7.350% due 07/21/2025		12,000	14,070

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
8.375% due 05/03/2016	$19,466	$23,797
8.750% due 11/21/2033	4,795	6,426

Total Peru (Cost $43,423)		48,813

PHILIPPINES 3.6%

Philippines Government International Bond
7.750% due 01/14/2031	$21,550	24,594
8.250% due 01/15/2014	600	694
8.375% due 02/15/2011	3,800	4,123
8.375% due 06/17/2019	22,230	27,176
8.875% due 03/17/2015	6,000	7,245
9.875% due 01/15/2019	6,120	7,964
10.625% due 03/16/2025	14,000	19,723

Total Philippines (Cost $83,105)		91,519

POLAND 1.0%

Poland Government International Bond
6.375% due 07/15/2019	$21,830	24,641

Total Poland (Cost $21,784)		24,641

QATAR 0.6%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	$8,850	8,930

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,000	1,041
5.838% due 09/30/2027	895	883
6.332% due 09/30/2027	3,250	3,203

Total Qatar (Cost $13,118)		14,057

RUSSIA 14.8%

Gaz Capital S.A.
6.212% due 11/22/2016	$16,700	16,115
6.510% due 03/07/2022	800	737
7.288% due 08/16/2037	12,975	12,196
8.625% due 04/28/2034	700	770

Gazprom International S.A.
7.201% due 02/01/2020	3,482	3,604

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	16,160	15,512
7.175% due 05/16/2013	6,500	6,735
9.000% due 06/11/2014	14,050	15,466

Russia Government International Bond
7.500% due 03/31/2030	150,765	165,175
8.250% due 03/31/2010	667	687
12.750% due 06/24/2028	13,275	22,436

TNK-BP Finance S.A.
6.125% due 03/20/2012	3,900	3,871
6.625% due 03/20/2017	29,000	26,790
6.875% due 07/18/2011	4,000	4,070
7.500% due 07/18/2016	12,050	11,888

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	8,700	8,923
8.700% due 08/07/2018	21,800	23,832

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,000	997

VTB Capital S.A.
2.183% due 11/02/2009	24,800	24,680
6.609% due 10/31/2012	7,900	7,939

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.875% due 05/29/2018		$100	$99
7.500% due 10/12/2011		3,000	3,109

Total Russia (Cost $359,819)			375,631

SOUTH AFRICA 3.1%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	18,568
5.875% due 05/30/2022		$5,690	5,889
6.500% due 06/02/2014		14,580	16,038
6.875% due 05/27/2019		27,900	31,248
7.375% due 04/25/2012		5,580	6,152

Total South Africa (Cost $68,347)			77,895

SOUTH KOREA 1.2%

Export-Import Bank of Korea
5.875% due 01/14/2015		$9,150	9,670
8.125% due 01/21/2014		4,800	5,504

Korea Development Bank
0.910% due 10/20/2009		4,192	4,189
5.300% due 01/17/2013		2,800	2,914
8.000% due 01/23/2014		6,600	7,552

Total South Korea (Cost $29,071)			29,829

TRINIDAD AND TOBAGO 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	12,201
9.750% due 08/14/2019		5,480	6,233

Total Trinidad And Tobago (Cost $18,873)			18,434

TUNISIA 1.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	9,922
4.750% due 04/07/2011		450	684
7.375% due 04/25/2012		$16,022	17,705
8.250% due 09/19/2027		1,680	1,978

Total Tunisia (Cost $27,228)			30,289

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,407
9.000% due 06/30/2011		1,600	1,762

Total Turkey (Cost $2,992)			3,169

UNITED ARAB EMIRATES 0.7%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$15,000	16,816

Total United Arab Emirates (Cost $14,890)			16,816

UNITED KINGDOM 0.8%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	890
10.179% due 06/12/2021		9,040	11,904

HBOS PLC
6.750% due 05/21/2018		7,500	6,699

Total United Kingdom (Cost $17,470)			19,493

See Accompanying Notes	Semiannual Report	September 30, 2009	53

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 10.3%

ASSET-BACKED SECURITIES 0.1%

Morgan Stanley Mortgage Loan Trust
0.606% due 04/25/2037		$785	$178
5.726% due 10/25/2036		500	279
6.000% due 07/25/2047		411	310

Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037		227	158

			925

CORPORATE BONDS & NOTES 2.0%

American International Group, Inc.
0.620% due 10/18/2011		10,000	8,810
4.950% due 03/20/2012		500	450
5.000% due 06/26/2017	EUR	700	758
5.750% due 03/15/2067	GBP	1,300	956
5.850% due 01/16/2018		$900	653
6.250% due 05/01/2036		3,200	2,080
8.175% due 05/15/2058		15,400	9,355
8.250% due 08/15/2018		1,700	1,447
8.625% due 05/22/2038	GBP	200	177

Bank of America Corp.
5.650% due 05/01/2018		$3,900	3,857

Bank of America N.A.
0.579% due 06/15/2016		500	428

Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	708

Citigroup Capital XXI
8.300% due 12/21/2057		8,960	8,053

Goldman Sachs Group, Inc.
6.750% due 10/01/2037		4,715	4,882

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016		600	630

Pemex Project Funding Master Trust
0.934% due 12/03/2012		1,200	1,152
1.599% due 06/15/2010		2,300	2,288

Wells Fargo Bank N.A.
4.750% due 02/09/2015		500	508

Wells Fargo Capital XIII
7.700% due 12/29/2049		4,300	3,806

			50,998

MORTGAGE-BACKED SECURITIES 3.3%

Adjustable Rate Mortgage Trust
5.374% due 11/25/2035		678	477

American Home Mortgage Assets
0.436% due 05/25/2046		1,691	813
0.436% due 09/25/2046		559	262
1.601% due 02/25/2047		800	327
1.821% due 11/25/2046		1,019	412

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	1,815
5.837% due 06/10/2049		3,900	3,206
5.929% due 05/10/2045		2,300	2,216
5.935% due 02/10/2051		4,500	4,012

Banc of America Funding Corp.
5.321% due 11/20/2035		607	431
5.888% due 04/25/2037		700	423

Bear Stearns Adjustable Rate Mortgage Trust
4.996% due 01/25/2035		100	82
5.734% due 02/25/2036		413	268

Chase Mortgage Finance Corp.
5.427% due 03/25/2037		738	516

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	$2,191	$1,913

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	3,400	3,146
5.886% due 11/15/2044	1,400	1,310

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,094	1,721
4.649% due 03/25/2034	155	144
5.674% due 07/25/2046	531	364

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	3,317

Countrywide Alternative Loan Trust
0.406% due 02/25/2047	1,307	643
0.416% due 01/25/2037	600	302
0.426% due 02/20/2047	1,390	660
0.426% due 05/25/2047	3,908	1,757
0.441% due 12/20/2046	2,139	1,051
0.456% due 07/25/2046	253	126
0.496% due 09/25/2046	700	60
0.576% due 11/20/2035	686	371
0.756% due 11/20/2035	500	72
1.901% due 12/25/2035	878	466
1.901% due 02/25/2036	806	421
5.750% due 03/25/2037	500	309
6.250% due 11/25/2036	516	330

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	295	156
0.596% due 02/25/2036	462	86
5.341% due 02/25/2047	462	240
5.528% due 04/20/2036	444	242
5.554% due 03/25/2037	447	225
6.073% due 09/25/2047	307	195

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	1,600	1,364
5.863% due 02/25/2037	500	289

CS First Boston Mortgage Securities Corp.
3.735% due 06/25/2033	1,256	1,071

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	347
6.172% due 06/25/2036	790	392

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	488	459
0.326% due 02/25/2037	555	528
0.326% due 03/25/2037	234	231
5.000% due 10/25/2018	474	460
5.500% due 12/25/2035	700	512
5.598% due 10/25/2035	444	337
5.869% due 10/25/2036	500	277
5.886% due 10/25/2036	500	277
6.300% due 07/25/2036	688	350

Harborview Mortgage Loan Trust
0.436% due 07/21/2036	304	144
0.446% due 09/19/2046	395	187
0.486% due 03/19/2036	6,588	3,099
5.833% due 08/19/2036	251	162

Homebanc Mortgage Trust
5.858% due 04/25/2037	600	333

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	495	362

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	593	272

Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	600	376

Indymac Index Mortgage Loan Trust
0.446% due 06/25/2047	541	256
0.456% due 05/25/2046	182	87
0.486% due 07/25/2035	161	87

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.546% due 06/25/2037	$431	$173
5.331% due 10/25/2035	512	386
5.715% due 06/25/2036	600	403

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	2,900	2,493
5.429% due 12/12/2043	2,060	1,910
5.794% due 02/12/2051	3,600	3,147
5.937% due 02/12/2049	2,100	1,803

JPMorgan Mortgage Trust
4.872% due 04/25/2035	435	406
5.371% due 08/25/2035	600	485
5.395% due 11/25/2035	701	626

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	530
5.430% due 02/15/2040	4,100	3,338

Luminent Mortgage Trust
0.416% due 12/25/2036	887	433
0.426% due 12/25/2036	423	199
0.446% due 10/25/2046	312	143

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	491	236

MASTR Alternative Loans Trust
0.646% due 03/25/2036	289	137

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	476

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	4,326	2,490

Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037	614	408

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	4,122
6.076% due 06/11/2049	400	352

Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036	214	193

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	304

Residential Accredit Loans, Inc.
0.496% due 08/25/2037	501	236
0.516% due 05/25/2046	1,000	118
0.546% due 08/25/2035	386	207
0.646% due 10/25/2045	404	216

Residential Asset Securitization Trust
0.646% due 01/25/2046	670	312

Sequoia Mortgage Trust
4.316% due 01/20/2047	242	182

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	525
5.379% due 11/25/2035	455	319
5.413% due 09/25/2036	600	290
6.000% due 10/25/2037	451	213

Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2036	3,651	1,707
0.466% due 05/25/2046	558	279

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	1,200	1,100
5.970% due 09/25/2036	600	310

Wachovia Bank Commercial Mortgage Trust
5.617% due 05/15/2046	600	552

WaMu Mortgage Pass-Through Certificates
1.641% due 01/25/2047	874	347
1.661% due 04/25/2047	1,107	532
1.721% due 12/25/2046	671	269
1.751% due 03/25/2047	1,586	724

54	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.849% due 01/25/2047	$308	$160
3.708% due 03/25/2034	498	463
5.281% due 01/25/2037	544	361
5.456% due 04/25/2037	377	230
5.564% due 12/25/2036	1,094	705
5.565% due 12/25/2036	352	249
5.635% due 05/25/2037	872	579
5.922% due 09/25/2036	569	426

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	367	184

		84,135

U.S. GOVERNMENT AGENCIES 4.8%

Fannie Mae
5.500% due 03/01/2036 - 09/01/2038	65,927	69,105
5.500% due 05/01/2037 (f)	20,089	21,057
5.500% due 12/01/2037 (g)	13,439	14,087
6.000% due 08/01/2037 - 11/01/2039	8,777	9,268
6.000% due 09/01/2037 (g)	4,301	4,546

Freddie Mac
0.343% due 02/01/2011 (d)	1,706	1,705
0.402% due 08/05/2011 (d)	169	169
0.657% due 04/01/2011 (d)	410	411
5.500% due 07/01/2038 - 08/01/2038	2,008	2,105

		122,453

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	2,959	2,968
2.250% due 05/31/2014 (g)	6	6

		2,974

Total United States (Cost $275,354)		261,485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 1.7%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	63,522	$3,040
6.875% due 09/28/2025		$8,000	8,244
7.625% due 03/21/2036		200	212
7.875% due 01/15/2033 (a)		1,000	1,089
8.000% due 11/18/2022		21,997	24,747
9.250% due 05/17/2017		5,000	6,050

Total Uruguay (Cost $40,810)			43,382

		SHARES
VENEZUELA 0.0%

Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	119

Total Venezuela (Cost $0)			119

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,365

Total Vietnam (Cost $4,300)			4,365

VIRGIN ISLANDS (BRITISH) 0.0%

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,070	1,134

Total Virgin Islands (British) (Cost $1,118)			1,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$3,000	$3,000

(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $3,084. Repurchase proceeds are $3,000.)

U.S. CASH MANAGEMENT BILLS 0.1%
0.213% due 04/01/2010 (d)	670	669

U.S. TREASURY BILLS 0.3%
0.217% due 02/25/2010 - 03/25/2010 (b)(d)(e)(g)	7,286	7,282

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
	812,712	8,138

Total Short-Term Instruments (Cost $19,086)		19,089

Total Investments 96.5% (Cost $2,299,967)		$2,444,551

Written Options (i) (0.1%) (Premiums $3,342)		(1,366)

Other Assets and Liabilities (Net) 3.6%		91,077

Net Assets 100.0%		$2,534,262

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $8,875 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $1,129 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $186,423 at a weighted average interest rate of 0.330%. On September 30, 2009, securities valued at $61,241 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $4,329 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,745	$2,026

See Accompanying Notes	Semiannual Report	September 30, 2009	55

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	8.112%	$16,000	$(2,708)	$0	$(2,708)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	0.574%	5,000	75	0	75
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.788%	6,500	80	0	80
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.788%	8,000	100	0	100
Brazil Government International Bond	CSFB	3.250%	12/20/2009	0.574%	5,900	89	0	89
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.574%	5,500	78	0	78
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.574%	11,450	133	0	133
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.432%	3,875	(96)	0	(96)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	4.663%	6,600	(1,099)	0	(1,099)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.200%	4,500	(45)	0	(45)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.200%	2,000	(19)	0	(19)
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.757%	11,970	223	0	223
Colombia Government International Bond	JPM	1.060%	01/20/2012	1.108%	5,000	5	0	5
Colombia Government International Bond	MSC	1.640%	08/20/2011	1.053%	6,200	80	0	80
Colombia Government International Bond	UBS	1.070%	01/20/2012	1.108%	3,000	4	0	4
Indonesia Government International Bond	CITI	1.580%	12/20/2011	1.494%	3,400	8	0	8
Indonesia Government International Bond	CITI	2.290%	12/20/2016	2.005%	1,300	24	0	24
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.494%	7,000	8	0	8
Mexico Government International Bond	BCLY	2.970%	11/20/2009	0.914%	5,000	70	0	70
Mexico Government International Bond	CSFB	2.950%	12/20/2009	0.914%	1,400	18	0	18
Mexico Government International Bond	DUB	2.850%	12/20/2009	0.914%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	0.914%	200	3	0	3
Mexico Government International Bond	HSBC	2.900%	12/20/2009	0.914%	1,000	13	0	13
Mexico Government International Bond	JPM	3.000%	12/20/2009	0.914%	4,000	52	0	52
Mexico Government International Bond	JPM	3.030%	12/20/2009	0.914%	10,000	132	0	132
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.914%	80	1	0	1
Mexico Government International Bond	RBS	2.850%	12/20/2009	0.914%	3,000	37	0	37
Mexico Government International Bond	UBS	0.695%	01/20/2017	1.667%	2,700	(161)	0	(161)
Peru Government International Bond	BCLY	1.920%	03/20/2013	1.097%	5,000	140	0	140
Peru Government International Bond	MSC	1.220%	10/20/2011	0.898%	6,350	77	0	77
Peru Government International Bond	MSC	1.960%	10/20/2016	1.465%	3,000	118	0	118
Petroleos Mexicanos	JPM	1.130%	04/20/2016	1.876%	26,250	(984)	0	(984)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.386%	5,500	88	0	88
Philippines Government International Bond	BCLY	2.250%	09/20/2012	1.386%	6,500	166	0	166
Philippines Government International Bond	BCLY	2.320%	03/20/2013	1.469%	35,000	1,013	0	1,013
Philippines Government International Bond	BCLY	2.300%	06/20/2013	1.513%	7,000	200	0	200
Philippines Government International Bond	BCLY	2.510%	09/20/2017	1.964%	1,250	46	0	46
Philippines Government International Bond	BCLY	2.530%	09/20/2017	1.964%	1,250	48	0	48
Philippines Government International Bond	CITI	1.950%	03/20/2013	1.469%	30,000	496	0	496
Philippines Government International Bond	CITI	2.000%	03/20/2013	1.469%	18,550	338	0	338
Philippines Government International Bond	CITI	2.140%	03/20/2013	1.469%	8,000	183	0	183
Philippines Government International Bond	CITI	2.340%	03/20/2013	1.469%	9,600	284	0	284
Philippines Government International Bond	CITI	2.380%	03/20/2013	1.469%	17,000	526	0	526
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.990%	9,800	514	0	514
Philippines Government International Bond	DUB	2.340%	03/20/2013	1.469%	13,700	406	0	406
Philippines Government International Bond	MSC	1.770%	09/20/2012	1.386%	1,900	22	0	22
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.964%	6,200	201	0	201
Philippines Government International Bond	UBS	1.790%	09/20/2012	1.386%	7,960	97	0	97
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	0.673%	3,800	30	0	30
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	0.673%	5,400	39	0	39
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	10,000	81	0	81
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	0.673%	1,100	8	0	8
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	0.673%	2,000	15	0	15
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	0.673%	3,000	25	0	25
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	2.280%	6,900	(23)	0	(23)
RSHB Capital S.A.	GSC	1.380%	10/20/2011	2.144%	5,000	(45)	0	(45)
RSHB Capital S.A.	MSC	2.000%	10/20/2012	2.280%	13,000	13	0	13
Russia Government International Bond	BCLY	7.000%	11/20/2009	0.532%	5,000	176	0	176
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.889%	12,000	(462)	0	(462)

						$943	$0	$943

56	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$20,807	$307	$0	$307
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	105	0	105
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	53	0	53
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	66	0	66
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	104	0	104
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	864	0	864

					$1,499	$0	$1,499

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$27	$0	$27
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	3	5	(2)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	46	76	(30)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	133	239	(106)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	798	557	241
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	914	730	184
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	685	609	76
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$3,500	135	(65)	200
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	43,700	121	223	(102)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		633,000	1,744	1,225	519
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		51,700	143	(59)	202
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		82,000	350	0	350
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		71,000	(117)	53	(170)

							$4,982	$3,593	$1,389

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	123	$69	$48

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$32,000	$349	$51
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	10,800	54	20
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	29,000	304	109
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,800	10	3
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	61,000	621	82
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	8,000	52	25
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	9,000	90	5
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	16,000	122	30
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	192,300	1,522	892
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,100	149	101

							$3,273	$1,318

See Accompanying Notes	Semiannual Report	September 30, 2009	57

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,982	$219,500	$3,304
Sales	536	471,000	4,104
Closing Buys	(413)	(120,600)	(848)
Expirations	(1,982)	(194,900)	(3,218)
Exercised	0	0	0

Balance at 09/30/2009	123	$375,000	$3,342

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2039	$13,000	$13,668	$13,713
Freddie Mac	5.000%	10/01/2024	500	521	525

				$14,189	$14,238

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	1,239,857	11/2009	BCLY	$128	$0	$128
Sell		1,300,184	11/2009	CITI	0	(124)	(124)
Buy		60,327	11/2009	JPM	4	0	4
Buy	CNY	147,541	06/2010	BCLY	0	(119)	(119)
Buy		59,514	06/2010	CITI	0	(34)	(34)
Buy		25,581	06/2010	DUB	0	(25)	(25)
Buy		184,965	06/2010	HSBC	0	(153)	(153)
Sell	COP	32,025,818	11/2009	BCLY	0	(2,780)	(2,780)
Buy	EUR	3,250	10/2009	BCLY	21	0	21
Sell		12,683	10/2009	BCLY	0	(391)	(391)
Sell		15,166	10/2009	BNP	0	(475)	(475)
Buy	HUF	5,247,959	10/2009	BCLY	0	(105)	(105)
Sell		5,248,047	10/2009	BCLY	0	(5,252)	(5,252)
Sell		6	10/2009	DUB	0	0	0
Buy		94	10/2009	JPM	0	0	0
Sell		5,247,959	01/2010	BCLY	94	0	94
Buy	KRW	307,155	11/2009	CSFB	20	0	20
Buy		1,687,733	11/2009	DUB	106	0	106
Buy		27,176,625	11/2009	RBS	1,738	0	1,738
Sell	MXN	81,088	11/2009	BCLY	0	(13)	(13)
Buy		2,852	11/2009	CITI	0	(2)	(2)
Buy		120,926	11/2009	DUB	298	(19)	279
Sell		8,708	11/2009	DUB	0	(10)	(10)
Buy		5,194	11/2009	HSBC	0	(2)	(2)
Sell		3,486	11/2009	HSBC	0	(1)	(1)
Buy		10,640	11/2009	JPM	22	(3)	19
Sell		9,120	11/2009	JPM	0	(9)	(9)
Buy	PLN	9,787	11/2009	CITI	394	0	394
Buy		50	11/2009	DUB	3	0	3
Sell		9,837	11/2009	DUB	0	(500)	(500)
Buy	SGD	9,152	03/2010	CITI	38	0	38
Buy	ZAR	284	11/2009	BCLY	8	0	8
Sell		284	11/2009	CITI	0	(6)	(6)

					$2,874	$(10,023)	$(7,149)

58	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$373,432	$0	$373,432
Colombia	0	163,353	0	163,353
Indonesia	0	147,263	3,818	151,081
Mexico	0	295,816	0	295,816
Panama	0	131,485	0	131,485
Russia	0	375,631	0	375,631
United States	0	261,485	0	261,485
Other Investments +++	8,138	682,807	1,323	692,268

Investments, at value	$8,138	$2,431,272	$5,141	$2,444,551

Short Sales, at value	$0	$(14,238)	$0	$(14,238)

Financial Derivative Instruments ++++	$2,026	$(4,684)	$0	$(2,658)

Total	$10,164	$2,412,350	$5,141	$2,427,655

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Indonesia	$0	$3,826	$0	$0	$(8)	$0	$3,818	$(8)
Other Investments +++	2,449	423	(13)	(165)	1,669	(3,040)	1,323	26

Investments, at value	$2,449	$4,249	$(13)	$(165)	$1,661	$(3,040)	$5,141	$18

Financial Derivative Instruments ++++	$126	$0	$0	$0	$(50)	$(76)	$0	$0

Total	$2,575	$4,249	$(13)	$(165)	$1,611	$(3,116)	$5,141	$18

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$2,026	$0	$0	$0	$0	$2,026
Unrealized appreciation on foreign currency contracts	0	2,874	0	0	0	2,874
Unrealized appreciation on swap agreements	1,799	0	8,084	0	0	9,883

	$3,825	$2,874	$8,084	$0	$0	$14,783

Liabilities:
Written options outstanding	$1,366	$0	$0	$0	$0	$1,366
Unrealized depreciation on foreign currency contracts	0	10,023	0	0	0	10,023
Unrealized depreciation on swap agreements	410	0	5,642	0	0	6,052

	$1,776	$10,023	$5,642	$0	$0	$17,441

See Accompanying Notes	Semiannual Report	September 30, 2009	59

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$16,305	$0	$(16,451)	$0	$0	$(146)
Net realized (loss) on foreign currency transactions	0	(6,590)	0	0	0	(6,590)

	$16,305	$(6,590)	$(16,451)	$0	$0	$(6,736)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(17,076)	$0	$79,282	$0	$0	$62,206
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,807)	0	0	0	(9,807)

	$(17,076)	$(9,807)	$79,282	$0	$0	$52,399

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

60	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 6.6%

Bank of Scotland PLC
5.250% due 07/24/2012	AUD	6,000	$5,236

Citigroup Pty Ltd.
4.000% due 06/18/2012		17,500	15,537
5.500% due 06/18/2012		5,500	4,846
5.500% due 08/20/2012		7,000	6,155

Commonwealth Bank of Australia
0.573% due 09/17/2014		$12,200	12,176
0.925% due 07/12/2013		14,800	14,762

ING Bank Australia Ltd.
3.960% due 06/24/2014	AUD	10,000	8,898
5.750% due 08/28/2013		5,000	4,386

Medallion Trust
0.523% due 05/25/2035		$3,369	3,156

Members Equity Bank Pty Ltd.
3.780% due 08/20/2012	AUD	5,500	4,856

Morgan Stanley
3.817% due 03/01/2013		5,200	4,291

Puma Finance Ltd.
0.489% due 02/21/2038		$4,868	4,307
3.378% due 08/22/2037	AUD	7,570	6,432
3.470% due 07/12/2036		1,954	1,678

Seven Media Group
5.730% due 12/28/2012		1,374	1,018
6.058% due 12/28/2012		5,736	4,250

Suncorp-Metway Ltd.
3.787% due 09/11/2013		17,400	15,374

Torrens Trust
3.590% due 10/19/2038		9,649	8,284

Westpac Banking Corp.
0.582% due 09/10/2014		$8,500	8,471

Total Australia (Cost $132,125)			134,113

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$7,500	7,298

Total Bermuda (Cost $7,316)			7,298

CANADA 4.0%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	19,256

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	13,580

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,663

Honda Canada Finance, Inc.
0.611% due 03/26/2012		17,000	15,174

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,518

Province of Ontario Canada
5.850% due 03/08/2033		11,100	12,152
6.200% due 06/02/2031		7,200	8,168

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,513

Total Canada (Cost $77,892)			80,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 1.3%

Calabash Re Ltd.
8.699% due 01/08/2010		$2,450	$2,424

Foundation Re II Ltd.
7.190% due 11/26/2010		1,500	1,475

Green Valley Ltd.
4.629% due 01/10/2011	EUR	3,100	4,385

Longpoint Re Ltd.
5.549% due 05/08/2010		$3,300	3,300

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		2,100	2,126

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,173

Residential Reinsurance 2007 Ltd.
8.111% due 06/07/2010		$5,900	5,998

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	1,230	1,604

Vita Capital III Ltd.
1.697% due 01/01/2011		$4,000	3,768

Total Cayman Islands (Cost $26,709)			27,253

DENMARK 1.4%

Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	7,900	11,664

Realkredit Danmark A/S
4.100% due 01/01/2038	DKK	5,164	985
5.000% due 01/01/2010	EUR	11,300	16,690

Total Denmark (Cost $29,579)			29,339

FRANCE 10.7%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	3,100	4,897

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011		5,800	8,798

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049		3,000	3,205

Compagnie de Financement Foncier
4.000% due 07/21/2011		7,700	11,701
4.500% due 01/09/2013		3,000	4,661

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	4,277

Dexia Credit Local
0.939% due 09/23/2011		7,300	7,374
2.375% due 09/23/2011		2,000	2,029

France Government Bond
3.500% due 04/25/2015	EUR	6,700	10,201
3.750% due 04/25/2021		4,600	6,768
4.000% due 10/25/2014		22,600	35,263
4.000% due 04/25/2018		15,300	23,498
4.000% due 10/25/2038		20,100	29,036
4.250% due 10/25/2018		8,500	13,258
4.250% due 04/25/2019		6,400	9,962
4.750% due 04/25/2035		10,700	17,265
5.750% due 10/25/2032		8,300	15,080

Societe Generale
5.922% due 04/29/2049		$700	505
7.756% due 05/29/2049	EUR	1,000	1,376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vivendi
5.750% due 04/04/2013		$1,440	$1,496
6.625% due 04/04/2018		6,400	6,892

Total France (Cost $208,473)			217,542

GERMANY 12.4%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	5,700	4,943

Republic of Germany Government Bond
4.000% due 01/04/2037	EUR	12,000	17,643
4.250% due 07/04/2014		51,100	80,973
4.250% due 07/04/2018		42,000	66,719
4.250% due 07/04/2039		4,600	7,103
4.750% due 07/04/2034		22,500	36,573
4.750% due 07/04/2040		2,400	4,006
5.500% due 01/04/2031		3,100	5,459
6.250% due 01/04/2030		13,640	25,972

Total Germany (Cost $231,471)			249,391

GREECE 0.7%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	6,200	9,521
5.250% due 05/18/2012		3,500	5,516

Total Greece (Cost $15,070)			15,037

IRELAND 0.9%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	2,000	1,502

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,000	2,898

Cars Alliance Funding PLC
1.168% due 10/08/2023		1,800	2,530

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	2,325

Immeo Residential Finance PLC
0.933% due 12/15/2016	EUR	4,791	5,040

Osiris Capital PLC
5.509% due 01/15/2010		$1,000	1,000

SC Germany Auto
0.531% due 08/11/2015	EUR	1,774	2,543

Total Ireland (Cost $18,989)			17,838

ITALY 9.0%

Asset-Backed European Securitisation Transaction SRL
1.228% due 10/01/2015	EUR	9,102	13,138

Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013		27,000	41,029
4.250% due 10/15/2012		13,200	20,488
4.250% due 04/15/2013		13,100	20,334
4.250% due 08/01/2013		9,400	14,630
4.250% due 03/01/2020 (b)		13,700	20,400
5.250% due 08/01/2011		31,400	49,105

Locat Securitisation Vehicle SRL
0.958% due 12/12/2024		2,634	3,624

Total Italy (Cost $183,536)			182,748

See Accompanying Notes	Semiannual Report	September 30, 2009	61

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 1.4%

Japan Government International Bond
0.900% due 03/20/2014	JPY	80,000	$906
1.500% due 12/20/2017		100,000	1,157
2.500% due 09/20/2036		1,250,000	14,798
2.500% due 09/20/2037		990,000	11,748

Total Japan (Cost $26,053)			28,609

JERSEY, CHANNEL ISLANDS 0.5%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	4,200	4,800

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	1,742	1,695

HSBC Capital Funding LP
9.547% due 12/29/2049		$3,152	3,215

Total Jersey, Channel Islands (Cost $12,379)			9,710

LUXEMBOURG 0.0%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	879

Total Luxembourg (Cost $754)			879

MEXICO 0.0%

Mexico Government International Bond
6.050% due 01/11/2040		$400	401

Total Mexico (Cost $400)			401

NETHERLANDS 6.3%

Arena BV
0.890% due 12/17/2064	EUR	2,805	3,921

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		14,900	22,466

Globaldrive BV
0.581% due 06/20/2015		3,158	4,519
0.741% due 06/20/2015		1,500	1,826

ING Bank NV
3.900% due 03/19/2014		$15,500	15,976

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,747

Netherlands Government Bond
2.500% due 01/15/2012		2,900	4,339
3.250% due 07/15/2015		7,300	10,944
3.750% due 07/15/2014		5,400	8,329
4.000% due 07/15/2018		15,300	23,402
4.000% due 07/15/2019		11,100	16,960
5.000% due 07/15/2011		5,500	8,585

Total Netherlands (Cost $122,145)			128,014

NEW ZEALAND 0.2%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$3,000	3,048

Total New Zealand (Cost $2,994)			3,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.5%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	$9,904

Total Norway (Cost $10,005)			9,904

QATAR 0.1%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,009

Total Qatar (Cost $826)			1,009

SOUTH KOREA 0.4%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	8,167

Total South Korea (Cost $8,165)			8,167

SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	6,166

Total Spain (Cost $7,000)			6,166

SWEDEN 0.3%

Kingdom of Sweden Government Bond
1.500% due 09/08/2011	EUR	3,700	5,422

Total Sweden (Cost $5,253)			5,422

SWITZERLAND 1.0%

UBS AG
5.750% due 04/25/2018		$14,800	15,066
5.875% due 12/20/2017		5,500	5,639

Total Switzerland (Cost $20,212)			20,705

UNITED KINGDOM 8.0%

Barclays Bank PLC
6.050% due 12/04/2017		$16,600	16,732
7.434% due 09/29/2049		1,500	1,335
10.179% due 06/12/2021		5,040	6,637

HBOS PLC
6.750% due 05/21/2018		4,000	3,573

Lloyds Banking Group PLC
5.920% due 09/29/2049		12,650	7,274
6.657% due 01/29/2049		1,708	1,044

Lloyds TSB Bank PLC
1.597% due 04/02/2012		8,500	8,485

Opera Finance PLC
1.186% due 01/15/2015	EUR	4,350	3,752

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	7,156

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,604

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		6,000	6,094
3.750% due 11/14/2011	EUR	8,100	12,331
5.500% due 12/03/2049	GBP	310	322
6.666% due 12/31/2049	CAD	4,700	2,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	$1,076

TI Group Ltd.
7.875% due 07/12/2010	GBP	5,500	9,053

United Kingdom Gilt
3.750% due 09/07/2019		24,700	39,711
4.250% due 06/07/2032		4,400	7,276
4.250% due 03/07/2036		13,100	21,417
4.750% due 12/07/2038		1,320	2,348

Weather Investments II SARL
7.699% due 11/26/2014	EUR	1,000	1,477

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	512

Total United Kingdom (Cost $161,860)			162,451

UNITED STATES 41.8%

ASSET-BACKED SECURITIES 1.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,265	2,177

Accredited Mortgage Loan Trust
0.296% due 02/25/2037		95	91

Amortizing Residential Collateral Trust
0.536% due 07/25/2032		8	5
0.946% due 10/25/2031		4	3

Asset-Backed Funding Certificates
0.596% due 06/25/2034		4,406	2,889

Bear Stearns Asset-Backed Securities Trust
0.696% due 03/25/2043		9	8

Carrington Mortgage Loan Trust
0.566% due 10/25/2035		166	150

CIT Group Home Equity Loan Trust
0.536% due 03/25/2033		6	6

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037 (l)		964	690
0.346% due 10/25/2036		177	167

Community Program Loan Trust
4.500% due 10/01/2018		402	404

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		485	438
6.681% due 12/01/2033		392	364

Countrywide Asset-Backed Certificates
0.296% due 03/25/2047		309	305
0.296% due 06/25/2047		115	109
0.346% due 09/25/2047		3,801	3,518
0.426% due 09/25/2036		404	300
0.586% due 12/25/2036		221	84
0.726% due 12/25/2031		3	1

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		3	2

GSAMP Trust
0.536% due 03/25/2034		3	3

HFC Home Equity Loan Asset-Backed Certificates
0.596% due 09/20/2033		691	612

Home Equity Asset Trust
0.846% due 11/25/2032		1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037		524	48

HSI Asset Securitization Corp. Trust
0.356% due 04/25/2037		193	148

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		44	43

62	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
0.326% due 11/25/2046	$1,372	$1,206
0.396% due 04/25/2037	4,202	3,149
0.476% due 06/25/2046	612	104
0.486% due 11/25/2046	686	192
0.566% due 11/25/2046	1,000	191

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	360	276

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	53	51

Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037	15	15
0.316% due 07/25/2037	1,251	1,199
0.326% due 09/25/2037	271	154
0.366% due 02/25/2037	147	91

Morgan Stanley ABS Capital I
0.306% due 05/25/2037	81	68

Morgan Stanley Mortgage Loan Trust
0.606% due 04/25/2037	1,080	245

Nationstar Home Equity Loan Trust
0.306% due 06/25/2037	229	209

Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047	243	213

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033	906	586

Residential Asset Mortgage Products, Inc.
0.316% due 02/25/2037	120	114
0.326% due 10/25/2036	81	81

Residential Asset Securities Corp.
0.316% due 02/25/2037	156	147
0.746% due 07/25/2032	46	22

SACO I, Inc.
0.306% due 05/25/2036	354	210

Saxon Asset Securities Trust
0.306% due 10/25/2046	487	477
0.766% due 08/25/2032	1	1

SBI HELOC Trust
0.416% due 08/25/2036	1,552	1,356

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	379	333

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	83	54
0.326% due 01/25/2037	19	19

Structured Asset Securities Corp.
0.536% due 01/25/2033	12	7
0.646% due 05/25/2034	10	9

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	348	243

Wells Fargo Home Equity Trust
0.476% due 10/25/2035	1,131	1,081

		24,669

BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.250% due 08/03/2012	5,042	4,861

Ford Motor Co.
3.250% due 12/16/2013	46	41
3.510% due 12/16/2013	701	625

		5,527

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 12.5%

American Express Bank FSB
0.376% due 05/29/2012		$100	$94
0.394% due 06/12/2012		4,500	4,207

American International Group, Inc.
4.250% due 05/15/2013		1,100	917
4.875% due 03/15/2067	EUR	5,200	3,462
8.000% due 05/22/2038		18,700	15,051
8.175% due 05/15/2058		$10,900	6,622

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,713
7.125% due 08/01/2018		700	777

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,600	8,398

Bank of America Corp.
0.765% due 10/14/2016		$1,600	1,301
4.750% due 05/23/2017	EUR	6,200	8,218
4.750% due 05/06/2019		2,000	2,627

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,751

Cameron International Corp.
6.375% due 07/15/2018		3,000	3,184

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,845

Citigroup, Inc.
0.903% due 06/28/2013	EUR	6,000	8,137
0.949% due 03/05/2014		2,200	2,959
1.083% due 02/09/2016		5,035	6,456
5.500% due 10/15/2014		$700	700

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,010

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	6,179

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,801

Daimler Finance North America LLC
4.875% due 06/15/2010		700	714
5.750% due 09/08/2011		1,100	1,156

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,307

General Electric Capital Corp.
0.852% due 05/05/2026		650	513

Goldman Sachs Group, Inc.
1.193% due 02/04/2013	EUR	2,000	2,798
1.219% due 05/18/2015		6,900	9,284
1.349% due 02/02/2015		2,500	3,422
5.250% due 06/01/2016 (l)	CAD	4,800	4,598
5.950% due 01/18/2018		$1,500	1,559

HCP, Inc.
5.650% due 12/15/2013		3,000	2,972
5.950% due 09/15/2011		700	719
6.700% due 01/30/2018		2,900	2,795

Home Depot, Inc.
5.400% due 03/01/2016		8,000	8,377

HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,608

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	6,728
5.400% due 02/15/2012		2,400	2,064
6.625% due 11/15/2013		8,000	6,351

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,738

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$10,400	$1,885
6.875% due 05/02/2018 (a)		14,600	2,664

Lennar Corp.
5.950% due 10/17/2011		700	704

Loews Corp.
5.250% due 03/15/2016		800	812

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,939

Masco Corp.
5.875% due 07/15/2012		700	694
6.125% due 10/03/2016		11,000	10,447

Maytag Corp.
5.000% due 05/15/2015		2,200	2,048

McKesson Corp.
5.700% due 03/01/2017		1,900	1,992

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014	EUR	1,800	2,380
1.149% due 08/25/2014		600	789
1.163% due 01/31/2014		2,700	3,610
1.394% due 07/22/2014		3,700	4,981
6.875% due 04/25/2018		$1,000	1,053

Morgan Stanley
0.960% due 10/18/2016		2,200	1,968
0.989% due 10/15/2015		7,200	6,596
1.155% due 03/01/2013	EUR	1,000	1,366
1.418% due 04/13/2016		200	257

NiSource Finance Corp.
5.400% due 07/15/2014		$800	814

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,368

ProLogis
5.625% due 11/15/2015		4,000	3,640

Qwest Corp.
3.549% due 06/15/2013		1,500	1,410

RBS Capital Trust I
4.709% due 12/29/2049		5,250	2,494

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,357

Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,729

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,332

Simon Property Group LP
6.125% due 05/30/2018		4,000	4,037

Southwest Airlines Co.
5.125% due 03/01/2017		3,300	3,109

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,009
8.750% due 03/15/2032		1,100	1,045

State Street Capital Trust IV
1.299% due 06/01/2077		3,900	2,532

Tyco International Ltd.
7.000% due 12/15/2019		7,500	8,136

United Airlines, Inc.
9.060% due 06/17/2015 (a)		173	1

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,087

WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	5,022

			254,554

See Accompanying Notes	Semiannual Report	September 30, 2009	63

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 11.7%

Adjustable Rate Mortgage Trust
5.160% due 09/25/2035	$550	$394

American Home Mortgage Assets
0.436% due 09/25/2046	2,729	1,280
0.476% due 09/25/2046	746	151
1.821% due 11/25/2046	7,015	2,836

American Home Mortgage Investment Trust
3.098% due 10/25/2034	866	629

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	1,100	1,004

Banc of America Funding Corp.
5.915% due 10/20/2046	4,550	2,527
6.093% due 01/20/2047	813	533

BCAP LLC Trust
0.416% due 01/25/2037	10,796	5,077

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	2,400	2,128
2.490% due 08/25/2035	4,364	3,828
2.900% due 03/25/2035	6,253	5,593
4.153% due 05/25/2034	1,702	1,579
4.550% due 08/25/2035	3,519	3,092
4.625% due 10/25/2035	4,305	3,738
4.630% due 05/25/2034	594	486
4.648% due 10/25/2033	731	704
5.131% due 02/25/2034	90	77
5.622% due 02/25/2033	87	86
5.734% due 02/25/2036	1,101	714

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	4,138	2,626
5.508% due 11/25/2035	191	111
5.654% due 11/25/2036	2,901	1,753
5.667% due 11/25/2036	5,811	3,491
5.714% due 02/25/2036	6,524	3,765
5.820% due 11/25/2036	1,636	875
6.250% due 08/25/2036	4,093	1,944

Bear Stearns Commercial Mortgage Securities
0.353% due 03/15/2019	142	117

Bella Vista Mortgage Trust
0.496% due 05/20/2045	72	32

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	2,903	2,381
4.748% due 08/25/2035	2,485	2,143
4.900% due 10/25/2035	4,080	3,231
5.674% due 07/25/2046	5,051	3,463

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	9,897

Commercial Mortgage Pass-Through Certificates
0.473% due 02/05/2019	300	227

Countrywide Alternative Loan Trust
0.441% due 12/20/2046	3,393	1,667
0.446% due 05/25/2036	139	68
0.456% due 05/25/2035	3,041	1,613
0.456% due 03/20/2046	163	81
0.456% due 07/25/2046	2,911	1,439
0.496% due 09/25/2046	1,700	146
0.506% due 07/25/2046	1,300	128
0.526% due 09/20/2046	1,700	204
0.596% due 05/25/2037	1,767	819
0.596% due 06/25/2037	925	220
0.666% due 12/25/2035	784	314
2.401% due 11/25/2035	1,327	647
2.941% due 11/25/2035	1,055	558
5.250% due 06/25/2035	888	748
6.000% due 10/25/2032	24	21
6.000% due 01/25/2037	3,909	2,565
6.000% due 04/25/2037	4,181	2,793
6.250% due 08/25/2037	1,322	679

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	$230	$120
0.566% due 03/25/2035	2,251	1,045
0.576% due 02/25/2035	190	111
0.586% due 02/25/2035	226	132
0.586% due 03/25/2036	1,111	212
4.004% due 08/25/2034	259	170
4.110% due 11/19/2033	98	97
5.230% due 01/20/2035	699	621
5.250% due 02/20/2036	1,923	1,300
5.528% due 04/20/2036	1,183	645
6.073% due 09/25/2047	3,269	2,081

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	9,123
6.500% due 07/26/2036	1,469	912

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	462	392
3.847% due 07/25/2033	88	80
3.877% due 08/25/2033	766	717

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	191	180
0.346% due 10/25/2036	703	636
5.500% due 12/25/2035	1,600	1,169
6.300% due 07/25/2036	1,572	801

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	151	141
4.129% due 12/25/2033	518	469
5.366% due 08/25/2035	452	375
6.250% due 08/25/2017	751	765

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	112	95

Greenpoint Mortgage Funding Trust
0.426% due 01/25/2037	2,320	1,154
0.446% due 12/25/2046	1,500	175
0.456% due 04/25/2036	1,256	594
0.466% due 06/25/2045	733	374
0.516% due 11/25/2045	145	76

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	105	87

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	274	252

GSR Mortgage Loan Trust
4.116% due 09/25/2035	754	698
4.510% due 03/25/2033	675	653

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	1,182	1,122
0.436% due 07/21/2036	2,933	1,394
0.436% due 09/19/2037	1,395	636
0.436% due 01/19/2038	7,741	3,960
0.466% due 05/19/2035	1,440	766
0.486% due 03/19/2036	379	178
0.616% due 02/19/2034	11	9
4.244% due 05/19/2033	909	857
5.144% due 07/19/2035	233	145

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	6,119	2,809

Indymac Index Mortgage Loan Trust
0.456% due 05/25/2046	2,182	1,043
0.486% due 06/25/2037	454	209
0.536% due 11/25/2036	1,650	409
4.944% due 12/25/2034	352	214
5.000% due 08/25/2035	812	509
5.278% due 09/25/2035	818	468

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,295	1,900

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	430

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Trust
4.376% due 11/25/2033	$740	$700
5.012% due 02/25/2035	2,128	2,039
5.371% due 08/25/2035	1,400	1,131

Luminent Mortgage Trust
0.416% due 12/25/2036	9,454	4,619

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	669	322
0.586% due 05/25/2047	1,500	130

MASTR Alternative Loans Trust
0.646% due 03/25/2036	915	434

Mellon Residential Funding Corp.
0.683% due 12/15/2030	17	14

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	2,846
5.414% due 07/12/2046	100	90
6.156% due 08/12/2049	9,802	7,868

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	10,161	5,848
0.496% due 08/25/2036	672	369
4.441% due 02/25/2033	301	269

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	2,058	1,479
1.246% due 10/25/2035	3,388	2,999
4.250% due 10/25/2035	3,592	3,123

Morgan Stanley Capital I
5.692% due 04/15/2049	1,500	1,231

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	432	260
5.533% due 02/25/2036	749	389
5.820% due 03/25/2047	1,300	791
6.138% due 03/25/2047	1,100	677

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	3,069	1,311
0.426% due 06/25/2046	7,007	3,316
0.456% due 04/25/2046	171	81
0.551% due 09/25/2046	2,200	480
5.664% due 09/25/2035	1,140	770

Residential Asset Securitization Trust
0.696% due 12/25/2036	804	396
5.750% due 02/25/2036	1,469	903
6.250% due 10/25/2036	1,000	538
6.500% due 08/25/2036	1,500	928

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	570	382

Structured Adjustable Rate Mortgage Loan Trust
0.466% due 05/25/2037	213	109
2.451% due 01/25/2035	79	38
3.619% due 04/25/2034	1,233	1,058
3.750% due 02/25/2034	506	424
6.000% due 10/25/2037	1,053	496

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	260	242
0.436% due 07/25/2046	2,135	1,014
0.466% due 05/25/2036	6,039	2,823
0.466% due 09/25/2047	200	67
0.476% due 05/25/2045	1,013	540
0.496% due 07/19/2035	6,986	5,273
0.496% due 09/25/2047	774	134
0.556% due 12/25/2035	70	37
0.826% due 07/19/2034	31	22
2.401% due 08/25/2047	3,564	1,645

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	103

Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	56	54

64	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	$6,906	$5,158

WaMu Mortgage Pass-Through Certificates
0.466% due 07/25/2046	775	216
0.476% due 04/25/2045	2,304	1,448
0.506% due 11/25/2045	518	311
0.516% due 12/25/2045	1,815	1,099
0.536% due 10/25/2045	221	120
0.556% due 01/25/2045	456	288
0.566% due 01/25/2045	314	192
0.740% due 11/25/2034	1,741	780
0.786% due 12/25/2027	1,198	846
1.641% due 01/25/2047	2,188	869
1.661% due 04/25/2047	1,496	720
1.721% due 12/25/2046	7,364	2,951
1.751% due 02/25/2047	2,379	1,243
1.881% due 06/25/2046	3,801	1,994
1.901% due 02/25/2046	123	63
2.301% due 06/25/2042	249	192
2.301% due 08/25/2042	116	80
2.304% due 05/25/2041	41	37
2.833% due 09/25/2033	6,162	5,717
2.910% due 06/25/2033	263	229
2.954% due 08/25/2034	1,896	1,787
3.099% due 07/25/2046	1,430	833
3.099% due 10/25/2046	2,945	1,581
3.708% due 03/25/2034	1,842	1,714
5.456% due 04/25/2037	3,765	2,298
5.564% due 12/25/2036	4,139	2,666
5.678% due 02/25/2037	3,057	1,955

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.496% due 07/25/2046	455	127
1.841% due 07/25/2046	1,310	569
1.871% due 05/25/2046	3,793	1,898

Washington Mutual MSC Mortgage Pass-Through Certificates
4.665% due 02/25/2033	12	11

Wells Fargo Mortgage-Backed Securities Trust
3.818% due 04/25/2036	1,246	1,091
4.948% due 03/25/2036	5,130	3,924
5.778% due 04/25/2036	1,001	265

		236,816

MUNICIPAL BONDS & NOTES 1.5%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	630	678

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	2,500	2,708

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	6,639
5.000% due 06/01/2038	4,600	4,384

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	623

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	5,700	5,926

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,923
5.000% due 06/01/2041	500	378

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013	330	349

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	$5,000	$3,538

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	150

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	1,500	1,540

		29,836

	SHARES
PREFERRED STOCKS 0.0%

SLM Corp.
0.550% due 01/16/2018	15,700	192

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 14.5%

Fannie Mae
0.306% due 07/25/2037	$4,313	3,892
0.366% due 03/25/2034	32	29
0.396% due 08/25/2034	25	24
0.446% due 10/27/2037	7,400	7,001
0.496% due 06/25/2044	7	7
0.646% due 06/25/2029	28	28
2.251% due 06/01/2043 - 10/01/2044	632	630
2.630% due 03/01/2033	240	240
2.850% due 06/01/2035	163	165
3.440% due 11/01/2034	3,390	3,445
3.485% due 05/01/2026	24	24
4.634% due 12/01/2036	326	327
4.832% due 09/01/2035	861	901
4.880% due 12/01/2015	1,860	1,984
4.943% due 12/01/2034	176	182
5.030% due 09/01/2019	13	13
5.360% due 01/01/2016	980	1,067
5.500% due 10/01/2028 - 10/01/2039	139,332	145,855
5.500% due 05/01/2034 - 04/01/2037 (h)	86,324	90,657
5.700% due 08/01/2018	3,741	3,759
6.000% due 11/01/2023 - 07/25/2044	5,841	6,161
6.500% due 04/01/2035 - 06/25/2044	2,212	2,372

Federal Housing Administration
6.896% due 07/01/2020	959	942
7.430% due 09/01/2022 - 11/01/2022	79	79

Freddie Mac
0.343% due 02/01/2011 (f)	708	707
0.379% due 03/09/2011 (f)	2,070	2,074
0.389% due 05/04/2011 (f)	653	654
0.402% due 08/05/2011 (f)	1,619	1,618
0.506% due 08/25/2031	57	46
0.541% due 01/28/2011 (f)	1,280	1,282
0.593% due 12/15/2030	340	337
0.693% due 12/15/2031	133	131
3.596% due 09/01/2035	156	160
3.823% due 06/01/2024	55	56
4.500% due 07/15/2018	1,778	1,842
4.851% due 11/01/2035	834	871
4.878% due 10/01/2035	731	758
5.000% due 03/15/2025	1,989	2,039
5.031% due 08/01/2035	859	897
5.092% due 10/01/2035	817	857

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.136% due 03/01/2036	$673	$702
6.000% due 10/01/2039	300	316

Ginnie Mae
4.125% due 10/20/2029	35	36
4.500% due 09/15/2033	34	34
6.000% due 08/20/2034 - 01/15/2039	5,231	5,700

Small Business Administration
4.625% due 02/01/2025	797	836
4.754% due 08/10/2014	37	39
5.110% due 04/01/2025	1,792	1,900

		293,676

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)(i)	1,525	1,530
1.000% due 08/31/2011 (i)	203	203

		1,733

Total United States (Cost $958,770)		847,003

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS 0.4%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$6,000	6,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $6,123. Repurchase proceeds are $6,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,185	2,185
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $2,230. Repurchase proceeds are $2,185.)

		8,185

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)	650	650

U.S. TREASURY BILLS 0.3%
0.214% due 02/25/2010 - 03/18/2010 (c)(g)(i)	5,247	5,534

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
	5,004,933	50,114

Total Short-Term Instruments (Cost $64,191)		64,483

Total Investments 111.4% (Cost $2,332,167)		$2,256,554

Written Options (k) (0.1%) (Premiums $3,126)		(1,535)

Other Assets and Liabilities (Net) (11.3%)		(228,719)

Net Assets 100.0%		$2,026,300

See Accompanying Notes	Semiannual Report	September 30, 2009	65

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $650 have been pledged as collateral for foreign currency contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $6,521 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $770 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $129,796 at a weighted average interest rate of 0.405%. On September 30, 2009, securities valued at $80,081 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,176 and cash of $7 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	200	$(16)
90-Day Euribor March Futures	Long	03/2011	37	9
Euro-Bund 10-Year Bond December Futures	Long	12/2009	571	771
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	131	8
Japan Government 10-Year Bond December Futures	Long	12/2009	93	616
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	424	367
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	296	29
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	59	34
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	88	76

				$2,169

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%	$1,600	$(8)	$0	$(8)
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.751%	700	(18)	0	(18)
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.246%	1,600	107	0	107
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.191%	4,000	(86)	0	(86)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.292%	6,900	(519)	0	(519)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%	2,700	(196)	0	(196)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	1.479%	3,000	155	0	155
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	0.832%	2,800	45	0	45
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%	2,000	71	0	71
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.372%	1,000	(29)	0	(29)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.372%	4,600	(281)	0	(281)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.308%	1,700	3	0	3
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%	700	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%	1,100	2	0	2
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	1.374%	1,300	51	0	51
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.063%	5,000	(26)	0	(26)
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	1.061%	2,500	(8)	0	(8)
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	1.061%	3,800	(87)	0	(87)
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	1.061%	5,700	(172)	0	(172)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.079%	500	23	0	23
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	2.005%	2,900	166	0	166
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%	700	14	0	14
HCP, Inc.	MSC	(2.030%	)	12/20/2013	2.039%	3,000	(1)	0	(1)
Home Depot, Inc.	BCLY	(1.150%	)	03/20/2016	0.675%	8,000	(226)	0	(226)
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	2.951%	8,250	411	0	411
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.677%	2,400	460	0	460
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	9.614%	8,000	1,386	0	1,386
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	9.204%	8,000	1,807	0	1,807
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.349%	700	(73)	0	(73)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.494%	800	8	0	8
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.320%	1,900	(6)	0	(6)
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.125%	11,000	135	0	135
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%	700	26	0	26
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.504%	2,200	5	0	5
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.303%	1,900	(10)	0	(10)

66	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.374%		$2,000	$(25)	$0	$(25)
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	1.486%		800	31	0	31
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.408%		2,500	(19)	0	(19)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.459%		6,800	(26)	0	(26)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.791%		4,000	(12)	0	(12)
ProLogis	BOA	(1.480%	)	12/20/2015	2.990%		4,000	307	0	307
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	1.680%		4,000	66	0	66
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.187%		2,400	(4)	0	(4)
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.226%		1,600	(3)	0	(3)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.982%		2,300	42	0	42
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.516%		4,000	161	0	161
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.462%	GBP	5,500	(7)	0	(7)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.716%		$3,300	223	0	223
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	3.065%		3,700	225	0	225
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		1,000	41	0	41
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.686%		7,500	(279)	0	(279)
UBS AG	BCLY	(1.820%	)	12/20/2013	0.887%	EUR	5,700	(317)	0	(317)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.904%		6,000	(504)	0	(504)
UBS AG	CITI	(2.200%	)	03/20/2014	0.904%		2,000	(162)	0	(162)
UBS AG	DUB	(2.200%	)	03/20/2014	0.904%		500	(40)	0	(40)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.667%		$1,000	(36)	0	(36)
Vivendi	JPM	(1.500%	)	06/20/2018	1.308%		6,400	(92)	0	(92)
Vivendi	RBS	(3.100%	)	06/20/2013	1.127%		1,440	(102)	0	(102)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%		500	13	0	13

								$2,609	$0	$2,609

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.260%		08/20/2011	0.788%		$4,200	$43	$0	$43
Brazil Government International Bond	JPM	1.345%		08/20/2011	0.788%		5,800	70	0	70
JSC Gazprom	MLP	0.610%		05/20/2012	2.473%		500	(22)	0	(22)

								$91	$0	$91

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	$51,923	$2,366	$1,282	$1,084
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	186,904	8,517	3,473	5,044
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	10,400	165	211	(46)

						$11,048	$4,966	$6,082

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%		07/25/2045	$8,500	$(6,071)	$(2,724)	$(3,347)
ABX.HE AAA 06-2 Index	DUB	0.110%		05/25/2046	3,978	(2,314)	(1,496)	(818)

						$(8,385)	$(4,220)	$(4,165)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2009	67

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$581	$(11)	$592
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	846	(16)	862
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	1,092	23	1,069
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	193	0	193
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	693	0	693
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	42,500	(14)	(2)	(12)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		17,000	(5)	5	(10)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	89,200	(603)	229	(832)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	23,200	405	(68)	473
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	EUR	75,200	914	774	140
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	BCLY	GBP	1,200	(10)	(62)	52
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CSFB		13,000	(113)	(412)	299
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		37,300	2,030	369	1,661
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	1,220,000	72	40	32
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		7,620,000	473	(165)	638
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		12,380,000	770	26	744
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		27,360,000	1,700	990	710
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	19,900	22	12	10

							$9,046	$1,732	$7,314

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/15/2010	905	$324	$144

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$14,000	$145	$19
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,000	45	21
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	5,000	57	7
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	79,000	750	125
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	32,600	258	18
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	10,000	87	43
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	672

							$2,330	$905

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$4,400	$89	$82
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	6,900	108	91
Call - OTC USD versus KRW		1,500.000	09/01/2010	3,100	34	34
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	7,500	148	172
Call - OTC USD versus MXN		16.250	09/22/2010	3,400	93	107

					$472	$486

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	2,453	$579,800	EUR	101,200	$6,477
Sales	1,779	375,200		0	3,896
Closing Buys	(3,327)	(681,200)		(101,200)	(7,242)
Expirations	0	(2,900)		0	(5)
Exercised	0	0		0	0

Balance at 09/30/2009	905	$270,900	EUR	0	$3,126

68	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(l)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.316%	05/25/2037	03/26/2008	$860	$690	0.03%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,322	4,598	0.23%

				$5,182	$5,288	0.26%

(m)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$225,500	$234,076	$235,119
Fannie Mae	6.000%	10/01/2039	3,900	4,098	4,114
Fannie Mae	6.500%	11/01/2039	1,300	1,381	1,384
Freddie Mac	6.000%	10/01/2039	300	315	316

				$239,870	$240,933

(n)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	22,695	10/2009	CITI	$0	$(302)	$(302)
Buy		1,352	10/2009	JPM	27	0	27
Sell		71,377	10/2009	JPM	0	(697)	(697)
Sell		72,729	10/2009	RBS	0	(3,673)	(3,673)
Buy		1,679	11/2009	HSBC	14	0	14
Buy	BRL	7,808	10/2009	BOA	226	0	226
Buy		4,357	10/2009	CITI	150	0	150
Buy		3,474	10/2009	HSBC	76	0	76
Buy		6,039	10/2009	JPM	413	0	413
Sell		21,679	10/2009	RBS	0	(319)	(319)
Buy		21,679	02/2010	RBS	320	0	320
Sell	CAD	22,542	10/2009	CITI	0	(214)	(214)
Buy		500	10/2009	RBS	1	(2)	(1)
Buy		2,807	10/2009	UBS	0	(10)	(10)
Sell	CHF	7	12/2009	HSBC	0	0	0
Sell	CLP	449,185	11/2009	BCLY	0	(46)	(46)
Buy		479,200	11/2009	CITI	46	0	46
Buy	CNY	5,032	11/2009	BCLY	0	(1)	(1)
Sell		47,150	11/2009	BCLY	13	0	13
Buy		12,390	11/2009	BOA	0	0	0
Buy		67,320	11/2009	JPM	0	(12)	(12)
Sell		37,591	11/2009	UBS	14	0	14
Buy		12,370	03/2010	BOA	0	(3)	(3)
Buy		15,653	03/2010	JPM	0	(16)	(16)
Buy		27,062	05/2010	BCLY	0	(421)	(421)
Sell		57,554	05/2010	BCLY	0	(418)	(418)
Buy		30,492	05/2010	MLP	0	(458)	(458)
Buy		41,593	06/2010	BCLY	0	(39)	(39)
Buy		26,823	06/2010	HSBC	0	(25)	(25)
Buy		47,150	11/2010	BCLY	0	(97)	(97)
Buy		37,591	11/2010	UBS	0	(90)	(90)
Sell	DKK	22	10/2009	JPM	0	0	0
Buy		88,533	10/2009	RBS	752	0	752
Buy		88,511	12/2009	HSBC	4	0	4
Buy	EUR	41,583	10/2009	BCLY	1,277	0	1,277
Buy		68,350	10/2009	BNP	1,629	(71)	1,558
Sell		10	10/2009	BNP	0	0	0
Buy		7,205	10/2009	DUB	26	0	26
Buy		378	10/2009	HSBC	0	0	0
Sell		1,889	10/2009	HSBC	0	(11)	(11)
Sell		4,513	10/2009	JPM	0	(13)	(13)
Buy		7,778	10/2009	MSC	52	0	52
Sell		61,044	10/2009	RBC	602	(319)	283
Buy		5,790	10/2009	RBS	0	(56)	(56)
Sell		75,658	10/2009	RBS	174	(382)	(208)
Sell		6,770	10/2009	UBS	41	0	41
Buy	GBP	70,155	10/2009	BNP	0	(5,042)	(5,042)
Buy		377	10/2009	HSBC	4	0	4

See Accompanying Notes	Semiannual Report	September 30, 2009	69

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	GBP	4,478	10/2009	JPM	$0	$(208)	$(208)
Sell		7	10/2009	JPM	0	0	0
Buy		1,771	10/2009	RBS	0	(62)	(62)
Sell		31,937	10/2009	RBS	1,105	0	1,105
Buy	IDR	34,377,210	01/2010	BCLY	0	(6)	(6)
Buy		36,123,200	09/2010	JPM	55	0	55
Sell	INR	211	10/2009	BCLY	0	0	0
Buy		1,474	10/2009	CITI	0	0	0
Sell		643	10/2009	CITI	0	0	0
Sell		212	10/2009	HSBC	0	0	0
Sell		213	10/2009	JPM	0	0	0
Sell		195	10/2009	MSC	0	0	0
Sell		1,474	03/2010	CITI	0	0	0
Buy	JPY	1,583,433	10/2009	BCLY	399	0	399
Buy		67,947,319	10/2009	BNP	22,631	0	22,631
Buy		336,499	10/2009	CITI	82	0	82
Buy		2,230,934	10/2009	GSC	674	0	674
Buy		1,322,586	10/2009	HSBC	284	(10)	274
Sell		200,000	10/2009	HSBC	0	(11)	(11)
Buy		23,116	10/2009	JPM	3	0	3
Sell		562,051	10/2009	JPM	9	0	9
Sell		2,335,857	10/2009	MSC	0	(608)	(608)
Sell		1,508,247	10/2009	RBC	0	(427)	(427)
Buy		2,759,600	10/2009	RBS	478	(7)	471
Sell	KRW	52,413	11/2009	BCLY	0	(3)	(3)
Buy		3,609,463	11/2009	BOA	134	0	134
Sell		1,864	11/2009	BOA	0	0	0
Sell		44,435	11/2009	CITI	0	(3)	(3)
Buy		864,333	11/2009	HSBC	32	0	32
Sell		4,395,398	11/2009	HSBC	0	(218)	(218)
Buy		7,930,133	11/2009	JPM	244	0	244
Sell		39,752	11/2009	RBS	0	(3)	(3)
Buy		2,233,084	02/2010	JPM	47	0	47
Buy	MXN	124	11/2009	CITI	1	0	1
Buy		6,462	11/2009	DUB	0	(3)	(3)
Sell		124	11/2009	DUB	0	0	0
Buy		61,640	11/2009	HSBC	0	(24)	(24)
Buy		53,561	11/2009	JPM	0	(35)	(35)
Sell		194	11/2009	JPM	0	0	0
Sell	MYR	47	11/2009	BCLY	0	(1)	(1)
Sell		24	11/2009	DUB	0	0	0
Sell		64	11/2009	JPM	0	(1)	(1)
Sell		4	02/2010	CITI	0	0	0
Buy	NOK	19,364	10/2009	BCLY	94	0	94
Buy		19,439	10/2009	RBS	168	0	168
Buy		38,803	12/2009	HSBC	52	0	52
Sell	NZD	460	10/2009	CITI	0	(12)	(12)
Sell		460	10/2009	RBC	0	(2)	(2)
Sell	PHP	5,949	11/2009	DUB	0	(3)	(3)
Buy	SEK	1,568	10/2009	RBC	0	(6)	(6)
Buy		93,313	10/2009	RBS	1,302	0	1,302
Buy		94,881	12/2009	HSBC	0	(9)	(9)
Sell	SGD	117	11/2009	HSBC	0	(2)	(2)
Sell	TWD	1,505	11/2009	BCLY	0	(1)	(1)
Sell		630	11/2009	CITI	0	0	0
Buy	ZAR	74	11/2009	BCLY	2	0	2

					$33,657	$(14,402)	$19,255

70	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Australia	$0	$134,113	$0	$134,113
France	0	217,542	0	217,542
Germany	0	249,391	0	249,391
Italy	0	182,748	0	182,748
Netherlands	0	128,014	0	128,014
United Kingdom	0	162,451	0	162,451
United States	0	838,981	8,022	847,003
Other Investments +++	50,114	262,706	22,472	335,292

Investments, at value	$50,114	$2,175,946	$30,494	$2,256,554

Short Sales, at value	$0	$(240,933)	$0	$(240,933)

Financial Derivative Instruments ++++	$2,169	$29,651	$0	$31,820

Total	$52,283	$1,964,664	$30,494	$2,047,441

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Australia	$12,256	$(2,112)	$22	$(213)	$2,638	$(12,591)	$0	$0
United States	3,538	(8,218)	12	(208)	1,207	11,691	8,022	311
Other Investments +++	18,516	(8,750)	117	259	5,434	6,896	22,472	3,800

Investments, at value	$34,310	$(19,080)	$151	$(162)	$9,279	$5,996	$30,494	$4,111

Financial Derivative Instruments ++++	$2,878	$0	$0	$0	$531	$(3,409)	$0	$0

Total	$37,188	$(19,080)	$151	$(162)	$9,810	$2,587	$30,494	$4,111

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$2,186	$0	$0	$0	$0	$2,186
Unrealized appreciation on foreign currency contracts	0	33,657	0	0	0	33,657
Unrealized appreciation on swap agreements	8,168	0	12,225	0	0	20,393

	$10,354	$33,657	$12,225	$0	$0	$56,236

Liabilities:
Written options outstanding	$1,049	$486	$0	$0	$0	$1,535
Variation margin payable ^^	17	0	0	0	0	17
Unrealized depreciation on foreign currency contracts	0	14,402	0	0	0	14,402
Unrealized depreciation on swap agreements	855	0	7,607	0	0	8,462

	$1,921	$14,888	$7,607	$0	$0	$24,416

See Accompanying Notes	Semiannual Report	September 30, 2009	71

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(50)	$(295)	$0	$0	$0	$(345)
Net realized gain (loss) on futures contracts, written options and swaps	(15,108)	0	10,755	0	0	(4,353)
Net realized gain on foreign currency transactions	0	123,176	0	0	0	123,176

	$(15,158)	$122,881	$10,755	$0	$0	$118,478

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$38	$(64)	$0	$0	$0	$(26)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	54,635	(15)	(62,339)	0	0	(7,719)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,422	0	0	0	3,422

	$54,673	$3,343	$(62,339)	$0	$0	$(4,323)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

72	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (U.S. Dollar-Hedged)	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.9%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$4,314

Bank of Scotland PLC
3.810% due 07/24/2012		7,600	6,755
5.250% due 07/24/2012		4,000	3,490

Citigroup Pty Ltd.
4.000% due 06/18/2012		23,500	20,864
5.500% due 06/18/2012		9,000	7,929

Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	4,076
4.500% due 02/20/2014	AUD	18,900	15,827

ING Bank Australia Ltd.
3.783% due 08/28/2013		2,000	1,771
5.750% due 08/28/2013		3,800	3,333

Medallion Trust
0.523% due 05/25/2035		$2,180	2,042

National Australia Bank Ltd.
0.482% due 06/19/2017		500	475
0.512% due 06/29/2016		5,600	5,366

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	3,015

Puma Finance Ltd.
0.489% due 02/21/2038		$3,497	3,095
3.378% due 08/22/2037	AUD	3,785	3,216
3.470% due 07/12/2036		1,692	1,453

Seven Media Group
5.730% due 12/28/2012		1,505	1,115
6.058% due 12/28/2012		6,286	4,658

Superannuation Members Home Loans Global Fund
0.449% due 03/09/2036		$5,376	5,235

Swan Trust
0.539% due 05/12/2037		279	266

Torrens Trust
3.590% due 10/19/2038	AUD	9,402	8,071

Westpac Banking Corp.
0.582% due 09/10/2014 (g)		$10,000	9,966
3.545% due 05/25/2017	AUD	1,000	843
4.750% due 03/05/2014		2,000	1,691

Total Australia (Cost $111,999)			118,866

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$10,700	10,411

Total Bermuda (Cost $10,190)			10,411

CANADA 3.3%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,426

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,707

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	13,580

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,563

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,354

Honda Canada Finance, Inc.
0.611% due 03/26/2012		3,000	2,678

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Master Credit Card Trust
5.297% due 08/21/2012	CAD	2,700	$2,709

Province of Ontario Canada
5.600% due 06/02/2035		8,400	9,015

Province of Quebec Canada
5.000% due 12/01/2038		12,100	11,918
5.750% due 12/01/2036		8,700	9,399

Total Canada (Cost $78,523)			80,349

CAYMAN ISLANDS 1.0%

Foundation Re II Ltd.
7.190% due 11/26/2010		$1,650	1,622

Green Valley Ltd.
4.629% due 01/10/2011	EUR	2,400	3,394

Longpoint Re Ltd.
5.549% due 05/08/2010		$2,900	2,900

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,984

Residential Reinsurance 2007 Ltd.
6.361% due 06/07/2010		$400	405
8.111% due 06/07/2010		6,300	6,405

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	1,412	1,842

Vita Capital III Ltd.
1.697% due 01/01/2011		$4,000	3,768

Total Cayman Islands (Cost $23,446)			24,320

DENMARK 0.3%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,220	254

Realkredit Danmark A/S
4.100% due 01/01/2038		14,843	2,831
5.000% due 01/01/2010	EUR	2,500	3,692

Total Denmark (Cost $6,421)			6,777

FRANCE 13.3%

AUTO Asset-Backed Securities
0.959% due 02/25/2019	EUR	300	426

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		3,800	6,003

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049		3,700	3,953

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,801

Compagnie de Financement Foncier
4.500% due 01/09/2013		3,500	5,438

Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	4,640

Dexia Credit Local
0.939% due 09/23/2011		12,400	12,526

France Government Bond
3.000% due 10/25/2015	EUR	4,600	6,796
3.500% due 04/25/2015		4,600	7,004
3.750% due 04/25/2021		20,100	29,574
4.000% due 04/25/2014		11,400	17,775
4.000% due 10/25/2014		39,000	60,852
4.250% due 10/25/2018		27,800	43,362

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 04/25/2019	EUR	32,500	$50,587
4.750% due 10/25/2012		3,700	5,868
5.500% due 04/25/2029		1,840	3,200
5.750% due 10/25/2032		11,100	20,167

France Treasury Notes
3.000% due 07/12/2014		1,700	2,540
3.750% due 01/12/2013		400	618

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		1,700	2,511
3.375% due 05/05/2014		$13,000	13,364

Societe Generale
5.922% due 04/29/2049		700	505
7.756% due 05/29/2049	EUR	4,550	6,259

Vivendi
5.750% due 04/04/2013		$7,000	7,271

Total France (Cost $308,221)			319,040

GERMANY 12.0%

Driver One GmbH
0.551% due 10/21/2015	EUR	100	144

Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019		8,500	12,844

Republic of Germany Government Bond
3.750% due 01/04/2015		4,500	6,989
4.000% due 01/04/2037		1,500	2,205
4.250% due 07/04/2014		8,400	13,311
4.250% due 07/04/2039		3,200	4,941
4.750% due 07/04/2034		10,600	17,230
4.750% due 07/04/2040		4,100	6,844
5.500% due 01/04/2031		33,550	59,076
5.625% due 01/04/2028		20,270	35,852
6.250% due 01/04/2030		20,712	39,438
6.500% due 07/04/2027		46,660	90,211

Total Germany (Cost $264,730)			289,085

GREECE 0.2%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	1,800	2,764
5.250% due 05/18/2012		1,500	2,364

Total Greece (Cost $5,156)			5,128

IRELAND 0.9%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	3,200	2,403

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,000	2,898

Cars Alliance Funding PLC
1.168% due 10/08/2023		300	422

Celtic Residential Irish Mortgage Securitisation
0.688% due 06/13/2035		715	850

DECO Series
1.097% due 10/27/2019		46	52

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	3,348

German Residential Asset Note Distributor PLC
1.209% due 07/20/2016	EUR	1,488	1,783

Immeo Residential Finance PLC
0.933% due 12/15/2016		4,227	4,447

Osiris Capital PLC
5.509% due 01/15/2010		$1,000	1,000

See Accompanying Notes	Semiannual Report	September 30, 2009	73

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

SC Germany Auto
0.531% due 08/11/2015	EUR	1,833	$2,628
0.594% due 07/10/2019		500	700

Total Ireland (Cost $20,679)			20,531

ITALY 8.8%

IntesaBci Sec 2 SRL
1.114% due 08/28/2023	EUR	2,651	3,787

Italy Buoni Poliennali Del Tesoro
2.500% due 07/01/2012		66,600	98,507
3.750% due 12/15/2013		29,000	44,068
4.250% due 04/15/2013		16,100	24,990
4.250% due 08/01/2013		8,000	12,451
4.250% due 03/01/2020 (b)		16,500	24,569

Locat Securitisation Vehicle SRL
0.938% due 12/12/2028		81	108

Siena Mortgages SpA
1.001% due 12/16/2038		570	819

Vela Home SRL
1.213% due 10/24/2027		966	1,401

Total Italy (Cost $211,372)			210,700

JAPAN 10.3%

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,715

Japan Government International Bond
0.900% due 03/20/2014	JPY	5,110,000	57,877
1.500% due 12/20/2017		8,900,000	102,932
1.500% due 09/20/2018		2,150,000	24,691
1.800% due 06/20/2017		2,850,000	33,729
2.300% due 06/20/2035		800,000	9,124
2.400% due 03/20/2034		950,000	11,079

Total Japan (Cost $219,440)			247,147

JERSEY, CHANNEL ISLANDS 0.4%

Arran Master Trust
0.349% due 12/15/2012		$400	381

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	200	229

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	1,946

WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,243

Total Jersey, Channel Islands (Cost $6,204)			8,799

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,738

Total Liberia (Cost $1,720)			1,738

LUXEMBOURG 1.0%

European Investment Bank
4.125% due 12/07/2017	GBP	4,300	7,098

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	1,026

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	$2,085
6.550% due 10/01/2017		13,000	13,633

Total Luxembourg (Cost $22,958)			23,842

MEXICO 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	428

Mexico Government International Bond
6.050% due 01/11/2040		500	501

Total Mexico (Cost $1,041)			929

NETHERLANDS 4.5%

ABN Amro Bank NV
3.750% due 01/12/2012	EUR	8,800	13,368

Atomium Mortgage Finance BV
0.695% due 07/01/2034		282	404

Delphinus BV
0.869% due 09/25/2096		400	566

Dutch Mortgage Portfolio Loans BV
1.109% due 11/20/2035		764	1,074

Dutch Mortgage-Backed Securities BV
1.139% due 11/02/2035		14	21
1.219% due 07/02/2037		209	287
1.379% due 10/02/2079		2,244	3,233

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		19,000	28,648

ING Bank NV
3.900% due 03/19/2014		$9,500	9,792

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	50	75
3.250% due 05/22/2014		5,300	7,946

Netherlands Government Bond
3.250% due 07/15/2015		4,400	6,596
3.750% due 07/15/2014		23,500	36,248
4.000% due 07/15/2018		100	153
5.500% due 01/15/2028		200	347

Saecure BV
0.999% due 05/25/2036		164	235

Total Netherlands (Cost $100,323)			108,993

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,724

Total Norway (Cost $4,772)			4,724

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,472

Total South Korea (Cost $6,471)			6,472

SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	7,488

Total Spain (Cost $7,745)			7,488

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWITZERLAND 0.2%

UBS AG
5.750% due 04/25/2018		$4,300	$4,377
5.875% due 12/20/2017		1,000	1,026

Total Switzerland (Cost $4,799)			5,403

UNITED KINGDOM 7.7%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,600	2,486

Barclays Bank PLC
6.050% due 12/04/2017		$15,650	15,775
7.434% due 09/29/2049		3,300	2,937
10.179% due 06/12/2021		4,400	5,794

Bauhaus Securities Ltd.
1.228% due 10/30/2052	EUR	720	1,012

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,337

Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,842

HBOS PLC
6.750% due 05/21/2018		7,100	6,342

Lloyds Banking Group PLC
5.920% due 09/29/2049		17,200	9,890
6.413% due 09/29/2049		1,800	1,046
6.657% due 01/29/2049		1,000	611

Lloyds TSB Bank PLC
6.350% due 10/29/2049	EUR	500	508

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,742

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,604

Permanent Financing PLC
0.918% due 09/10/2032	EUR	100	143

Royal Bank of Scotland Group PLC
3.750% due 11/14/2011		10,800	16,441

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,468

TI Group Ltd.
7.875% due 07/12/2010	GBP	7,000	11,522

United Kingdom Gilt
3.750% due 09/07/2019		33,500	53,859
4.250% due 06/07/2032		2,400	3,969
4.250% due 03/07/2036		6,300	10,300
4.750% due 12/07/2038		12,000	21,345

Total United Kingdom (Cost $182,554)			183,973

UNITED STATES 42.9%

ASSET-BACKED SECURITIES 2.6%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,486	2,390

Accredited Mortgage Loan Trust
0.296% due 02/25/2037		261	250

Amortizing Residential Collateral Trust
0.536% due 07/25/2032		44	27

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029		221	130

Asset-Backed Funding Certificates
0.306% due 01/25/2037		1,249	1,107

74	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	$87	$81

Bear Stearns Asset-Backed Securities Trust
0.316% due 12/25/2036	63	57
0.326% due 10/25/2036	53	48
0.646% due 10/27/2032	120	80
0.696% due 03/25/2043	7	6
0.906% due 10/25/2032	74	59
1.246% due 10/25/2037	154	96

BNC Mortgage Loan Trust
0.346% due 05/25/2037	104	73

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	1,428	1,362
0.566% due 10/25/2035	194	175

Citigroup Mortgage Loan Trust, Inc.
0.346% due 10/25/2036	221	209

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	412	373
6.681% due 12/01/2033	327	304

Countrywide Asset-Backed Certificates
0.296% due 07/25/2037	279	261
0.296% due 12/25/2046	7	7
0.296% due 06/25/2047	1,787	1,693
0.316% due 06/25/2047	432	416
0.326% due 06/25/2037	52	49
0.326% due 10/25/2047	369	333
0.346% due 09/25/2047	5,121	4,740
0.356% due 10/25/2046	186	180
0.426% due 09/25/2036	635	471
0.586% due 12/25/2036	1,272	482

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	52	38

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	67	46

First Alliance Mortgage Loan Trust
0.476% due 12/20/2027	14	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	214	211
0.316% due 12/25/2037	19	19

Fremont Home Loan Trust
0.296% due 10/25/2036	26	19
0.306% due 01/25/2037	60	39
0.356% due 02/25/2036	86	81

Home Equity Asset Trust
0.846% due 11/25/2032	2	1

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	557	544

JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036	56	51
0.336% due 10/25/2036	969	879
0.356% due 08/25/2036	200	85

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	12	9

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	33	32
0.306% due 11/25/2036	66	63

Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037	5	5
0.326% due 09/25/2037	55	31
0.366% due 02/25/2037	184	114

Mesa Trust Asset-Backed Certificates
0.646% due 12/25/2031	331	286

Morgan Stanley ABS Capital I
0.306% due 05/25/2037	122	102

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nationstar Home Equity Loan Trust
0.306% due 06/25/2037		$301	$275
0.366% due 04/25/2037		30	28

Nelnet Student Loan Trust
1.034% due 04/27/2015		61	61

Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047		340	299

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033		163	105

Residential Asset Mortgage Products, Inc.
0.316% due 02/25/2037		398	379
0.326% due 10/25/2036		5	5
0.806% due 06/25/2032		9	5

Residential Asset Securities Corp.
0.316% due 02/25/2037		259	245
0.746% due 07/25/2032		238	113

Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037		91	63

SLC Student Loan Trust
0.420% due 02/15/2015		63	63
0.749% due 06/15/2017		100	100

SLM Student Loan Trust
0.484% due 04/25/2014		64	64
0.494% due 10/27/2014		1,376	1,375
0.499% due 12/17/2018		20	20
0.504% due 10/25/2013		7	7
0.504% due 07/25/2017		200	198
1.004% due 10/25/2017		9,100	9,047
1.184% due 07/25/2013		495	497
1.304% due 10/25/2013		55	55
2.004% due 04/25/2023		27,754	28,727

Soundview Home Equity Loan Trust
0.306% due 11/25/2036		104	68
0.326% due 01/25/2037		29	28

South Carolina Student Loan Corp.
0.861% due 09/02/2014		202	202

Structured Asset Securities Corp.
0.536% due 01/25/2033		16	10

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		1,424	1,361

			61,523

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.250% due 08/03/2012		8,181	7,886

Ford Motor Co.
3.250% due 12/16/2013		131	117
3.510% due 12/16/2013		2,003	1,786

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014		2,932	2,316
3.782% due 10/10/2014		23	18

			12,123

CORPORATE BONDS & NOTES 17.6%

Altria Group, Inc.
9.700% due 11/10/2018		11,500	14,306

American Express Credit Corp.
0.366% due 02/24/2012		200	192

American International Group, Inc.
0.620% due 10/18/2011		5,000	4,405
4.875% due 03/15/2067	EUR	5,500	3,662
4.950% due 03/20/2012		$10,000	9,004
5.600% due 10/18/2016		1,300	956

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.750% due 03/15/2067	GBP	8,200	$6,028
5.850% due 01/16/2018		$17,000	12,327
8.000% due 05/22/2038	EUR	17,100	13,763
8.175% due 05/15/2058		$17,500	10,631
8.250% due 08/15/2018		5,400	4,596

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,120

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,141
6.500% due 01/15/2014		1,000	1,088

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,790

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,711

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,900	8,848

Bank of America Corp.
4.750% due 05/23/2017		12,700	16,834
4.750% due 05/06/2019		100	131

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$7,000	8,007

Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,002

Boston Scientific Corp.
6.000% due 06/15/2011		400	413
6.400% due 06/15/2016		4,300	4,381

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,127

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,877

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	10,546

Citigroup, Inc.
0.903% due 06/28/2013	EUR	4,100	5,560
0.949% due 03/05/2014		700	941
1.059% due 01/16/2012	GBP	5,800	8,737
4.750% due 02/10/2019	EUR	8,150	9,954
6.000% due 08/15/2017		$7,000	6,915

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,839
6.000% due 08/15/2011		3,600	3,618

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,620

CSX Corp.
6.750% due 03/15/2011		2,300	2,462

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	1,020
5.750% due 09/08/2011		1,900	1,997
6.500% due 11/15/2013		400	431

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	2,135

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	7,405

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
0.852% due 05/05/2026		13,700	10,821

Goldman Sachs Group, Inc.
0.739% due 03/22/2016		2,900	2,739
1.258% due 01/30/2017	EUR	6,050	7,933

HCP, Inc.
5.650% due 12/15/2013		$6,000	5,944
5.950% due 09/15/2011		1,400	1,439

See Accompanying Notes	Semiannual Report	September 30, 2009	75

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Humana, Inc.
6.300% due 08/01/2018		$6,300	$6,018

International Business Machines Corp.
1.082% due 07/28/2011		300	303

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,467
5.400% due 02/15/2012		2,700	2,322
6.625% due 11/15/2013		7,000	5,557

International Paper Co.
7.950% due 06/15/2018		3,000	3,257

JPMorgan Chase & Co.
6.000% due 01/15/2018		1,850	1,989
6.300% due 04/23/2019		1,300	1,422

JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012		4,670	4,497

JPMorgan Chase Bank N.A.
0.630% due 06/13/2016		1,350	1,258
4.375% due 11/30/2021	EUR	700	998

JPMorgan Chase Capital XX
6.550% due 09/15/2066		$1,900	1,770

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,100	1,896

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,449
5.625% due 01/24/2013 (a)		6,800	1,232
6.875% due 05/02/2018 (a)		7,000	1,278

Lennar Corp.
5.950% due 10/17/2011		3,100	3,115

Loews Corp.
5.250% due 03/15/2016		1,200	1,217

Ltd Brands, Inc.
6.900% due 07/15/2017		5,000	4,722

Macy's Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,905

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,271
6.375% due 06/15/2017		4,300	4,300

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,246

Masco Corp.
5.875% due 07/15/2012		1,000	992

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014	EUR	7,000	9,255
1.149% due 08/25/2014		300	395
1.394% due 07/22/2014		10,000	13,463

Morgan Stanley
0.989% due 10/15/2015		$5,300	4,855
1.134% due 11/29/2013	EUR	5,050	6,792
1.405% due 01/16/2017		1,550	1,991
1.418% due 04/13/2016		2,000	2,574

Nabors Industries, Inc.
6.150% due 02/15/2018		$2,000	2,008

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,148

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,221
6.400% due 03/15/2018		4,000	3,999

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	1,057

RBS Capital Trust I
4.709% due 12/29/2049		2,000	950

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Reynolds American, Inc.
6.750% due 06/15/2017		$500	$521

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,263

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,080

Sempra Energy
6.150% due 06/15/2018		8,000	8,683

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	4,950

Simon Property Group LP
5.625% due 08/15/2014		3,000	3,100

SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,314
8.450% due 06/15/2018		$2,000	1,598

Southwest Airlines Co.
5.125% due 03/01/2017		1,100	1,036
6.500% due 03/01/2012		500	526

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,329

Sprint Capital Corp.
8.750% due 03/15/2032		800	760

Tyco International Ltd.
7.000% due 12/15/2019		7,000	7,594

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,749

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,152

Viacom, Inc.
6.250% due 04/30/2016		6,500	7,022

Wells Fargo Capital XIII
7.700% due 12/29/2049		4,200	3,717

			423,725

MORTGAGE-BACKED SECURITIES 10.1%

Adjustable Rate Mortgage Trust
5.160% due 09/25/2035		600	430

American Home Mortgage Assets
0.436% due 05/25/2046		815	392
0.456% due 10/25/2046		2,891	1,308
0.476% due 09/25/2046		689	139
1.601% due 02/25/2047		8,359	3,412
1.821% due 11/25/2046		12,745	5,152

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,277

Banc of America Funding Corp.
5.746% due 03/20/2036		1,167	704
5.915% due 10/20/2046		319	177
6.093% due 01/20/2047		813	533

BCAP LLC Trust
0.416% due 01/25/2037		18,381	8,643

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		2,451	2,173
2.490% due 08/25/2035		4,452	3,905
2.900% due 03/25/2035		6,441	5,760
4.153% due 05/25/2034		1,134	1,051
4.342% due 11/25/2034		31	29
4.550% due 08/25/2035		3,615	3,177
4.630% due 05/25/2034		777	635
4.648% due 10/25/2033		677	651
5.131% due 02/25/2034		105	89

Bear Stearns Alt-A Trust
4.466% due 08/25/2036		582	267

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.285% due 08/25/2036	$1,600	$680
5.490% due 09/25/2035	4,411	2,799
5.508% due 11/25/2035	287	167
5.667% due 11/25/2036	6,250	3,755
5.714% due 02/25/2036	8,531	4,923
5.718% due 01/25/2036	160	99
5.820% due 11/25/2036	1,440	770
6.250% due 08/25/2036	4,450	2,114

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050	4,100	3,641

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	56	48

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	529	458
4.248% due 08/25/2035	2,903	2,381
4.748% due 08/25/2035	2,862	2,469
4.900% due 10/25/2035	9,541	7,554
5.917% due 03/25/2037	2,507	1,284
5.985% due 09/25/2037	4,107	2,553

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	14,700	12,330

Commercial Mortgage Pass-Through Certificates
0.741% due 02/16/2034	1,846	1,622

Countrywide Alternative Loan Trust
0.416% due 01/25/2037	1,600	805
0.426% due 02/20/2047	878	417
0.436% due 09/25/2046	2,638	1,314
0.441% due 12/20/2046	9,325	4,582
0.446% due 05/25/2036	186	91
0.456% due 03/20/2046	217	108
0.456% due 07/20/2046	2,167	912
0.456% due 07/25/2046	167	72
0.476% due 08/25/2046	591	124
0.596% due 05/25/2037	1,502	696
2.401% due 11/25/2035	1,009	492
2.941% due 11/25/2035	859	454
5.250% due 06/25/2035	809	681
5.883% due 02/25/2037	733	465
6.000% due 10/25/2032	30	26
6.000% due 01/25/2037	3,319	2,178
6.000% due 04/25/2037	1,687	1,127
6.250% due 08/25/2037	1,157	594

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	52	28
0.566% due 03/25/2035	1,719	785
0.576% due 02/25/2035	38	22
4.004% due 08/25/2034	277	182
4.110% due 11/19/2033	122	121
4.654% due 11/25/2034	1,118	831
5.330% due 02/20/2036	3,002	1,943
5.341% due 02/25/2047	1,232	640
5.554% due 03/25/2037	1,191	599

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	923	784
2.799% due 05/25/2032	39	38
3.847% due 07/25/2033	95	87
3.877% due 08/25/2033	501	469

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.326% due 02/25/2037	34	32

Downey Savings & Loan Association Mortgage Loan Trust
0.566% due 07/19/2045	473	122

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	162	151
4.129% due 12/25/2033	534	483
5.366% due 08/25/2035	509	422

First Republic Mortgage Loan Trust
0.593% due 11/15/2031	164	137

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	112	95

76	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	$78	$62
0.326% due 01/25/2047	645	516
0.426% due 01/25/2037	1,547	769
0.456% due 04/25/2036	1,256	594
0.516% due 11/25/2045	289	152

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	105	87

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	274	252

GSR Mortgage Loan Trust
4.116% due 09/25/2035	2,424	2,245
4.510% due 03/25/2033	735	711

Harborview Mortgage Loan Trust
0.426% due 07/19/2046	3,018	1,419
0.436% due 09/19/2037	1,046	477
0.436% due 01/19/2038	2,720	1,391
0.466% due 05/19/2035	2,181	1,161
0.486% due 03/19/2036	408	192
4.244% due 05/19/2033	990	934
5.144% due 07/19/2035	233	145

Homebanc Mortgage Trust
5.794% due 04/25/2037	1,139	885
5.858% due 04/25/2037	1,600	887

Impac CMB Trust
1.246% due 07/25/2033	129	99

Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	1,600	1,003

Indymac INDB Mortgage Loan Trust
0.546% due 11/25/2035	627	274

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	99	89
0.436% due 04/25/2037	434	80
0.436% due 09/25/2046	8,012	3,627
0.486% due 06/25/2037	454	209
0.496% due 02/25/2037	1,100	152
0.546% due 06/25/2037	1,148	462
4.944% due 12/25/2034	323	196

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,749	1,447
5.550% due 10/25/2036	2,056	1,826

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,300	3,986

JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032	5	5

JPMorgan Mortgage Trust
4.376% due 11/25/2033	789	747
5.012% due 02/25/2035	8,014	7,682

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	126	127

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	4,744	2,283
0.546% due 05/25/2047	1,700	225
3.111% due 11/21/2034	100	96

MASTR Alternative Loans Trust
0.646% due 03/25/2036	818	389

Mellon Residential Funding Corp.
0.723% due 06/15/2030	166	142
2.610% due 10/20/2029	94	90

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,022
5.414% due 07/12/2046	7,800	6,992
6.156% due 08/12/2049	7,300	5,860

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.496% due 08/25/2036	$514	$283
4.441% due 02/25/2033	310	277

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	124	89
4.250% due 10/25/2035	5,737	4,988

Morgan Stanley Capital I
5.692% due 04/15/2049	1,100	903

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	3,973	1,698
0.426% due 06/25/2046	7,142	3,379
0.446% due 12/25/2046	1,400	260
0.456% due 04/25/2046	114	54
0.516% due 05/25/2046	1,200	142
0.551% due 09/25/2046	2,000	436

Residential Asset Securitization Trust
0.696% due 12/25/2036	804	396
5.750% due 02/25/2036	801	493
6.250% due 10/25/2036	1,000	538
6.500% due 08/25/2036	1,300	804

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	634	424
6.500% due 03/25/2032	154	155

Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	2,300	2,307

Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034	740	635
3.750% due 02/25/2034	523	439
5.210% due 09/25/2034	370	324
5.246% due 05/25/2036	1,600	700
5.413% due 09/25/2036	1,600	773

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	423	393
0.436% due 06/25/2036	253	121
0.456% due 05/25/2046	1,454	813
0.466% due 05/25/2036	1,334	624
0.466% due 09/25/2047	6,300	2,111
0.496% due 07/19/2035	205	155
0.496% due 09/25/2047	387	67
0.506% due 05/25/2046	800	203
0.546% due 08/25/2036	1,800	268
0.556% due 12/25/2035	23	13
0.826% due 07/19/2034	39	29
2.401% due 08/25/2047	3,742	1,728

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	37	34

Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	675	646
4.278% due 10/25/2043	237	219

Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	611
5.416% due 01/15/2045	6,600	5,812
5.572% due 10/15/2048	600	528

WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045	89	56
0.506% due 11/25/2045	1,037	622
0.556% due 01/25/2045	1,131	714
0.786% due 12/25/2027	3,212	2,268
1.641% due 01/25/2047	1,976	785
1.651% due 06/25/2047	860	194
1.661% due 04/25/2047	8,432	4,055
1.751% due 03/25/2047	3,787	1,729
1.881% due 06/25/2046	317	166
1.901% due 02/25/2046	327	168
2.304% due 05/25/2041	16	14
2.723% due 02/27/2034	1,058	982

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.910% due 06/25/2033	$263	$229
3.099% due 07/25/2046	775	451
3.099% due 10/25/2046	134	72
5.392% due 02/25/2037	2,203	1,419
5.564% due 12/25/2036	8,700	5,605
5.678% due 02/25/2037	8,255	5,281
5.834% due 02/25/2037	2,336	1,578

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.496% due 07/25/2046	182	51
1.661% due 04/25/2047	872	175
1.671% due 04/25/2047	1,244	296
1.741% due 05/25/2047	824	174
1.841% due 07/25/2046	1,383	601

Wells Fargo Mortgage-Backed Securities Trust
4.608% due 06/25/2035	6,836	6,575
4.690% due 12/25/2033	37	35
4.948% due 03/25/2036	10,197	7,799
5.778% due 04/25/2036	1,001	265

		242,880

MUNICIPAL BONDS & NOTES 0.7%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	1,810	1,947

District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,156

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,200	1,002

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	1,000	1,073

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,980	3,170

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,440	1,122

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013	1,530	1,616

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	80	80
5.500% due 06/01/2017	600	623

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	148

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,965	4,726

		16,663

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
0.652% due 12/31/2049	640	5,464

SLM Corp.
0.573% due 03/15/2017	20,000	246

		5,710

See Accompanying Notes	Semiannual Report	September 30, 2009	77

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 11.2%

Fannie Mae
0.366% due 03/25/2034	$204	$186
0.546% due 03/25/2036	139	134
2.251% due 06/01/2043	214	214
2.774% due 06/01/2035	1,757	1,773
2.984% due 04/01/2032	65	65
3.440% due 11/01/2034	5,328	5,413
3.561% due 08/01/2023	154	157
3.825% due 01/01/2023	56	56
4.915% due 11/01/2022	17	17
4.943% due 12/01/2034	1,234	1,272
5.111% due 12/01/2030	17	18
5.200% due 11/01/2015	16,456	17,782
5.270% due 12/01/2015	3,377	3,664
5.310% due 12/01/2010 (e)	21,565	22,279
5.370% due 12/01/2015	2,617	2,851
5.425% due 01/01/2016	2,863	3,127
5.500% due 09/25/2024 - 10/01/2039	64,983	67,950
5.500% due 06/01/2033 (e)(g)	10,208	10,742
5.500% due 04/01/2034 - 09/01/2038 (g)	40,300	42,286
6.000% due 01/01/2029 - 07/25/2044	15,552	16,385
6.500% due 02/01/2026 - 10/01/2039	11,650	12,454

Freddie Mac
0.343% due 02/01/2011 (e)	266	266
0.389% due 05/04/2011 (e)	279	279
0.593% due 12/15/2030	601	596
0.643% due 11/15/2016 - 03/15/2017	210	208
0.657% due 04/01/2011 (e)	3,187	3,192

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.251% due 10/25/2044 - 02/25/2045	$6,125	$5,977
3.119% due 06/01/2022	192	194
3.596% due 09/01/2035	339	348
4.500% due 11/15/2015 - 07/15/2023	940	965
5.000% due 07/15/2025 - 08/15/2035	3,950	3,988
6.000% due 12/01/2033 (e)	1,982	2,090
9.050% due 06/15/2019	3	4

Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030	239	243
4.375% due 05/20/2022 - 05/20/2030	907	929
4.625% due 07/20/2022 - 08/20/2027	523	537
6.000% due 08/20/2034	7,340	8,022
6.500% due 08/15/2036 - 10/01/2039	23,957	25,429

Small Business Administration
5.600% due 09/01/2028	2,437	2,645
5.980% due 05/01/2022	3,968	4,281
6.344% due 08/01/2011	300	314
6.640% due 02/01/2011	148	156

		269,488

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
1.000% due 08/31/2011 (h)	537	538

Total United States (Cost $1,092,028)		1,032,650

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$2,826	$2,826

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $2,885. Repurchase proceeds are $2,826.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.190% due 04/01/2010 (e)	5,000	4,996

U.S. TREASURY BILLS 0.6%
0.219% due 02/25/2010 - 03/25/2010 (c)(e)(f)(h)	13,105	13,094

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	1,967,772	19,703

Total Short-Term Instruments (Cost $40,618)		40,619

PURCHASED OPTIONS (j) 0.0%
(Cost $3)		2
Total Investments 114.7% (Cost $2,731,413)		$2,757,986

Written Options (k) (0.1%) (Premiums $3,978)		(1,530)

Other Assets and Liabilities (Net) (14.6%)		(351,531)

Net Assets 100.0%		$2,404,925

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $17,569 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $869 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $113,151 at a weighted average interest rate of 0.321%. On September 30, 2009, securities valued at $88,610 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,502 and cash of $1,635 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	714	$(58)
90-Day Euribor March Futures	Long	03/2011	70	18
Euro-Bund 10-Year Bond December Futures	Long	12/2009	331	622
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	181	11
Japan Government 10-Year Bond December Futures	Long	12/2009	88	713
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	377	326
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	494	50
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	18	11

				$1,931

78	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	0.827%		$5,000	$(170)	$0	$(170)
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.180%		3,500	23	0	23
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.180%		5,000	(133)	0	(133)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.180%		3,000	(86)	0	(86)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	0.683%		3,900	34	77	(43)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.618%		1,000	(20)	0	(20)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%		2,000	(9)	0	(9)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.178%		1,700	(37)	0	(37)
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.394%		1,500	(47)	0	(47)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	0.714%		6,000	(70)	0	(70)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.227%		3,000	38	0	38
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	0.720%		400	2	15	(13)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%		4,300	(313)	0	(313)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	4.854%		3,000	74	0	74
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.458%		2,669	(8)	0	(8)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.501%		5,000	(32)	0	(32)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.501%		5,000	(39)	35	(74)
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.386%		3,000	135	0	135
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%		3,600	128	0	128
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.372%		6,000	(312)	0	(312)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.306%		2,300	5	0	5
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.745%		800	3	68	(65)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%		1,000	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%		1,500	3	0	3
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.468%		2,000	(1)	0	(1)
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	1.582%		7,400	48	0	48
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	1.273%		500	4	0	4
GKN Holdings PLC	JPM	(8.750%	)	06/20/2012	2.485%	GBP	5,700	(1,492)	0	(1,492)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.433%		$1,000	84	243	(159)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	2.433%		1,000	(151)	485	(636)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	1.668%		400	9	50	(41)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%		1,000	20	0	20
HCP, Inc.	MSC	(2.030%	)	12/20/2013	2.039%		6,000	(1)	0	(1)
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	2.557%		1,800	183	0	183
Humana, Inc.	JPM	(1.530%	)	09/20/2018	2.557%		4,500	311	0	311
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.677%		2,700	517	0	517
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	9.204%		7,000	1,592	0	1,592
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.677%		2,900	558	0	558
International Paper Co.	CSFB	(2.400%	)	06/20/2018	1.576%		3,000	(178)	0	(178)
JPMorgan Chase & Co.	RBS	(1.050%	)	03/20/2018	0.714%		2,000	(50)	0	(50)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	2.261%		2,400	(196)	0	(196)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.349%		700	(73)	0	(73)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.494%		1,150	11	0	11
Ltd Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.811%		4,000	(13)	548	(561)
Ltd Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.811%		1,000	(47)	98	(145)
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	2.712%		4,000	33	0	33
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	1.276%		1,300	1	205	(204)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.327%		4,300	(116)	0	(116)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.320%		2,200	(8)	0	(8)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%		1,000	37	0	37
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.374%		5,000	(4)	0	(4)
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.096%		2,000	39	0	39
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.750%		4,300	40	0	40
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	1.374%		5,000	104	0	104
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	1.529%		4,000	(38)	0	(38)
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	1.486%		1,150	45	0	45
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	0.668%		1,000	(17)	0	(17)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.408%		2,500	(19)	0	(19)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.488%		1,200	7	0	7
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.927%		500	(49)	0	(49)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	4.465%		1,700	48	0	48
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	1.001%		5,000	(28)	0	(28)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.982%		6,000	(14)	198	(212)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.982%		6,900	(42)	0	(42)
Sempra Energy	CITI	(0.795%	)	06/20/2018	0.769%		8,000	(17)	0	(17)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	2.856%		5,000	116	231	(115)
Simon Property Group LP	MSC	(1.006%	)	09/20/2014	1.469%		3,000	62	0	62
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.462%	GBP	7,000	(9)	0	(9)

See Accompanying Notes	Semiannual Report	September 30, 2009	79

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.716%		$1,100	$74	$90	$(16)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	1.362%		500	11	0	11
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.656%		5,000	(78)	0	(78)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		1,400	58	0	58
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.880%		2,000	(19)	160	(179)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	1.015%		6,000	68	0	68
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	1.015%		7,000	30	0	30
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.686%		7,000	(260)	0	(260)
UBS AG	BCLY	(2.330%	)	03/20/2014	0.904%	EUR	3,100	(276)	0	(276)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.904%		$800	(46)	0	(46)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.483%		800	(6)	30	(36)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.475%		200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.924%		6,500	(91)	0	(91)
Vivendi	BOA	(1.280%	)	06/20/2013	1.127%		7,000	(40)	0	(40)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	2.321%	GBP	2,425	(347)	0	(347)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	2.321%		1,650	(236)	0	(236)

								$(690)	$2,530	$(3,220)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.345%	08/20/2011	0.788%	$11,900	$143	$0	$143
Brazil Government International Bond	MLP	1.340%	08/20/2011	0.788%	10,000	119	0	119
HSBC Finance Corp.	GSC	1.500%	06/20/2010	1.237%	1,400	3	0	3
JSC Gazprom	MLP	0.610%	05/20/2012	2.473%	700	(31)	0	(31)
RSHB Capital S.A.	BCLY	0.740%	06/20/2012	2.240%	1,000	(37)	0	(37)

						$197	$0	$197

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	BCLY	(0.600%	)	06/20/2017	$14,152	$645	$190	$455
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017	37,478	1,707	88	1,619
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	4,002	183	95	88
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	67,246	3,064	464	2,600
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	19,618	(143)	(662)	519
CDX.IG-12 10-Year Index	DUB	(1.000%	)	06/20/2019	68,900	1,096	2,265	(1,169)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	85,400	1,359	2,041	(682)

						$7,911	$4,481	$3,430

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,428)	$(1,440)	$(1,988)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	2,983	(1,735)	(1,122)	(613)

					$(5,163)	$(2,562)	$(2,601)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

80	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	45,700	$(14)	$(1)	$(13)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		25,200	(8)	3	(11)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	73,300	(496)	188	(684)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	20,700	361	(137)	498
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	111,700	1,358	613	745
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		143,000	1,739	1,470	269
Pay	6-Month GBP-LIBOR	2.500%	03/17/2011	BCLY	GBP	24,300	304	(3)	307
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC		17,400	(152)	(148)	(4)
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		39,400	2,145	430	1,715
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	8,680,000	540	(187)	727
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		9,980,000	621	(113)	734
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		24,010,000	1,492	556	936
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		1,400,000	400	278	122
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	24,200	27	15	12

							$8,317	$2,964	$5,353

(j)	Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/13/2010	363	$3	$2

(k)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$25,800	$498	$41
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	46,000	528	62
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	20,900	408	33
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	16,000	144	22
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	60,000	611	81
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	7,500	88	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	26,700	136	14
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	672

							$3,401	$935

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$5,400	$109	$101
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	9,200	181	211
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	8,500	133	112
Call - OTC USD versus KRW		1,500.000	09/01/2010	3,800	42	42
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	4,100	112	129

					$577	$595

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	2,946	$573,100	EUR	104,800	$11,418
Sales	4,554	437,900		0	7,950
Closing Buys	(5,659)	(428,000)		(73,100)	(13,213)
Expirations	(1,841)	(249,100)		(31,700)	(2,177)
Exercised	0	0		0	0

Balance at 09/30/2009	0	$333,900	EUR	0	$3,978

(l)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,360	$4,742	0.20%

See Accompanying Notes	Semiannual Report	September 30, 2009	81

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(m)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2039	$14,500	$14,984	$15,168
Fannie Mae	5.500%	11/01/2039	100,800	104,615	105,100
Fannie Mae	6.000%	10/01/2039	7,000	7,362	7,384
Fannie Mae	6.000%	11/01/2039	5,400	5,667	5,679
Fannie Mae	6.500%	11/01/2039	11,000	11,700	11,710
Ginnie Mae	6.500%	10/01/2039	24,000	25,463	25,414

				$169,791	$170,455

(n)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,631	10/2009	CITI	$0	$(75)	$(75)
Buy		39	10/2009	JPM	1	0	1
Sell		92,829	10/2009	JPM	0	(907)	(907)
Sell		92,868	10/2009	RBS	0	(4,690)	(4,690)
Buy	BRL	14,551	10/2009	BOA	391	0	391
Buy		5,821	10/2009	CITI	201	0	201
Sell		225	10/2009	CITI	0	(17)	(17)
Buy		8,760	10/2009	HSBC	192	0	192
Buy		225	10/2009	JPM	8	0	8
Sell		29,132	10/2009	RBS	0	(429)	(429)
Buy		29,132	02/2010	RBS	429	0	429
Sell	CAD	54,513	10/2009	CITI	0	(518)	(518)
Buy		5,122	10/2009	HSBC	65	0	65
Buy		27,400	10/2009	JPM	433	0	433
Sell		18,080	10/2009	MSC	0	(93)	(93)
Sell		116	10/2009	RBC	0	(2)	(2)
Buy		8,650	10/2009	UBS	0	(29)	(29)
Sell	CLP	467,828	11/2009	BCLY	0	(48)	(48)
Buy		499,300	11/2009	CITI	48	0	48
Buy	CNY	7,254	11/2009	BCLY	0	(2)	(2)
Sell		73,354	11/2009	BCLY	21	0	21
Buy		17,499	11/2009	BOA	0	0	0
Buy		96,821	11/2009	JPM	0	(17)	(17)
Sell		48,219	11/2009	UBS	18	0	18
Buy		17,471	03/2010	BOA	0	(5)	(5)
Buy		23,792	05/2010	BCLY	0	(370)	(370)
Sell		50,600	05/2010	BCLY	0	(367)	(367)
Buy		26,809	05/2010	MLP	0	(403)	(403)
Buy		49,635	06/2010	BCLY	0	(49)	(49)
Buy		34,725	06/2010	HSBC	0	(32)	(32)
Buy		73,354	11/2010	BCLY	0	(151)	(151)
Buy		48,219	11/2010	UBS	0	(115)	(115)
Sell	DKK	31,456	10/2009	CITI	0	(266)	(266)
Buy		31,456	10/2009	GSC	207	0	207
Sell		18,355	10/2009	RBS	0	(156)	(156)
Sell		18,355	12/2009	HSBC	0	(1)	(1)
Sell	EUR	248,268	10/2009	BCLY	0	(7,657)	(7,657)
Sell		296,893	10/2009	BNP	0	(9,305)	(9,305)
Buy		117	10/2009	HSBC	0	0	0
Sell		7,028	10/2009	HSBC	0	(40)	(40)
Buy		7,125	10/2009	JPM	3	(14)	(11)
Sell		2	10/2009	JPM	0	0	0
Buy		7,100	10/2009	MSC	143	0	143
Buy		78	10/2009	RBC	0	0	0
Sell		14,821	10/2009	RBC	130	(68)	62
Buy		3,932	10/2009	RBS	52	(7)	45
Sell		69,382	10/2009	RBS	670	(5)	665
Sell		12,521	10/2009	UBS	117	0	117
Buy	GBP	750	10/2009	BCLY	0	(45)	(45)
Sell		49,769	10/2009	BNP	3,577	0	3,577
Buy		400	10/2009	RBC	1	0	1
Sell		38,786	10/2009	RBS	1,523	0	1,523
Buy		750	10/2009	UBS	0	(40)	(40)
Sell	HKD	241	12/2009	DUB	0	0	0
Sell		488	12/2009	JPM	0	0	0
Sell		217	12/2009	MSC	0	0	0

82	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	IDR	42,085,680	01/2010	BCLY	$0	$(7)	$(7)
Buy		44,542,100	09/2010	JPM	68	0	68
Sell	INR	41	10/2009	BCLY	0	0	0
Buy		283	10/2009	CITI	0	0	0
Sell		123	10/2009	CITI	0	0	0
Sell		41	10/2009	HSBC	0	0	0
Sell		41	10/2009	JPM	0	0	0
Sell		37	10/2009	MSC	0	0	0
Sell		283	03/2010	CITI	0	0	0
Sell	JPY	20,039,105	10/2009	BCLY	0	(6,441)	(6,441)
Sell		3,774,704	10/2009	BNP	0	(1,257)	(1,257)
Buy		399,173	10/2009	CITI	97	0	97
Sell		311,471	10/2009	HSBC	0	(62)	(62)
Sell		7,200	10/2009	JPM	0	(2)	(2)
Sell		798,610	10/2009	MSC	0	(208)	(208)
Sell		167,850	10/2009	RBC	0	(48)	(48)
Buy		2,407,034	10/2009	RBS	376	0	376
Buy	KRW	21,809	11/2009	BCLY	1	0	1
Buy		4,697,479	11/2009	BOA	174	0	174
Buy		18,490	11/2009	CITI	1	0	1
Buy		1,049,283	11/2009	HSBC	39	0	39
Sell		5,908,116	11/2009	HSBC	0	(294)	(294)
Buy		9,588,842	11/2009	JPM	294	0	294
Buy		16,542	11/2009	RBS	1	0	1
Buy		3,021,445	02/2010	JPM	64	0	64
Buy	MXN	970	11/2009	CITI	6	0	6
Buy		10,950	11/2009	DUB	0	(5)	(5)
Sell		970	11/2009	DUB	0	(1)	(1)
Buy		76,810	11/2009	HSBC	0	(30)	(30)
Buy		67,045	11/2009	JPM	0	(43)	(43)
Sell		236	11/2009	JPM	0	0	0
Buy	MYR	212	11/2009	BCLY	2	0	2
Buy		110	11/2009	DUB	1	0	1
Buy		288	11/2009	JPM	3	0	3
Buy		19	02/2010	CITI	0	0	0
Buy	NOK	21,272	10/2009	BCLY	104	0	104
Buy		25,986	10/2009	RBS	225	0	225
Buy		47,258	12/2009	HSBC	64	0	64
Buy	NZD	1,254	10/2009	CITI	6	0	6
Sell		587	10/2009	CITI	0	(16)	(16)
Sell		1,882	10/2009	RBC	0	(10)	(10)
Sell		1,295	10/2009	RBS	0	(52)	(52)
Buy	PHP	1,031	11/2009	DUB	1	0	1
Buy	SEK	3,049	10/2009	RBC	0	(11)	(11)
Sell		4,313	10/2009	RBS	0	(60)	(60)
Sell		1,264	12/2009	HSBC	0	0	0
Sell	SGD	138	11/2009	HSBC	0	(2)	(2)
Sell	TWD	2,614	11/2009	BCLY	0	(2)	(2)
Sell		1,093	11/2009	CITI	0	(1)	(1)

					$9,757	$(34,475)	$(24,718)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
France	$0	$319,040	$0	$319,040
Germany	0	289,085	0	289,085
Italy	0	210,700	0	210,700
Japan	0	247,147	0	247,147
United Kingdom	0	183,973	0	183,973
United States	0	1,032,650	0	1,032,650
Other Investments +++	19,703	441,036	14,652	475,391

Investments, at value	$19,703	$2,723,631	$14,652	$2,757,986

Short Sales, at value	$0	$(170,455)	$0	$(170,455)

Financial Derivative Instruments ++++	$1,931	$(23,089)	$0	$(21,158)

Total	$21,634	$2,530,087	$14,652	$2,566,373

See Accompanying Notes	Semiannual Report	September 30, 2009	83

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
United States	$2,705	$(835)	$2	$39	$479	$(2,390)	$0	$0
Other Investments +++	10,643	1,920	381	(233)	3,268	(1,327)	14,652	340

Investments, at value	$13,348	$1,085	$383	$(194)	$3,747	$(3,717)	$14,652	$340

Financial Derivative Instruments ++++	$3,609	$0	$0	$0	$(3,609)	$0	$0	$0

Total	$16,957	$1,085	$383	$(194)	$138	$(3,717)	$14,652	$340

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$2	$0	$0	$0	$0	$2
Variation margin receivable ^^	1,989	0	0	0	0	1,989
Unrealized appreciation on foreign currency contracts	0	9,757	0	0	0	9,757
Unrealized appreciation on swap agreements	6,065	0	9,778	0	0	15,843

	$8,056	$9,757	$9,778	$0	$0	$27,591

Liabilities:
Written options outstanding	$935	$595	$0	$0	$0	$1,530
Variation margin payable ^^	58	0	0	0	0	58
Unrealized depreciation on foreign currency contracts	0	34,475	0	0	0	34,475
Unrealized depreciation on swap agreements	712	0	11,972	0	0	12,684

	$1,705	$35,070	$11,972	$0	$0	$48,747

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$3,122	$0	$0	$0	$0	$3,122
Net realized gain (loss) on futures contracts, written options and swaps	(29,564)	0	6,910	0	0	(22,654)
Net realized (loss) on foreign currency transactions	0	(86,912)	0	0	0	(86,912)

	$(26,442)	$(86,912)	$6,910	$0	$0	$(106,444)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,119)	$0	$0	$0	$0	$(3,119)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	68,737	(17)	(54,147)	0	0	14,573
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(10,719)	0	0	0	(10,719)

	$65,618	$(10,736)	$(54,147)	$0	$0	$735

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

84	PIMCO Funds	International Institutional Funds	See Accompanying Notes

Schedule of Investments Global Bond Fund (Unhedged)	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 5.5%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	3,500	$3,019

Citigroup Pty Ltd.
5.500% due 06/18/2012		2,500	2,202

Commonwealth Bank of Australia
0.573% due 09/17/2014		$5,300	5,290
0.925% due 07/12/2013		7,100	7,082

ING Bank Australia Ltd.
3.783% due 08/28/2013	AUD	1,400	1,240
5.750% due 08/28/2013		2,700	2,368

Macquarie Bank Ltd.
3.300% due 07/17/2014		$6,800	6,893

Medallion Trust
0.523% due 05/25/2035		2,180	2,042

Puma Finance Ltd.
0.489% due 02/21/2038		2,032	1,798
3.378% due 08/22/2037	AUD	1,769	1,503
3.470% due 07/12/2036		715	614

Royal Bank of Scotland Group PLC
4.375% due 03/27/2012		3,500	3,002

Seven Media Group
5.730% due 12/28/2012		602	446
6.058% due 12/28/2012		2,514	1,863

Torrens Trust
3.590% due 10/19/2038		3,650	3,133

Westpac Banking Corp.
2.900% due 09/10/2014		$4,200	4,185

Total Australia (Cost $46,088)			46,680

BERMUDA 0.3%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$2,800	2,724

Total Bermuda (Cost $2,792)			2,724

CANADA 3.5%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	5,600	5,419

Ford Auto Securitization Trust
3.396% due 11/15/2011		406	379
4.817% due 10/15/2012		1,300	1,195

Glacier Credit Card Trust
5.027% due 02/20/2013		5,500	5,461

Honda Canada Finance, Inc.
0.611% due 03/26/2012		9,000	8,033

Master Credit Card Trust
5.297% due 08/21/2012		1,000	1,003

Province of Ontario Canada
4.700% due 06/02/2037		3,000	2,875
5.600% due 06/02/2035		1,900	2,039
6.200% due 06/02/2031		200	227

Province of Quebec Canada
5.750% due 12/01/2036		3,200	3,457

Total Canada (Cost $28,821)			30,088

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 0.8%

Foundation Re II Ltd.
7.190% due 11/26/2010		$500	$492

Longpoint Re Ltd.
5.549% due 05/08/2010		700	700

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		1,500	1,519

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,100	1,328

Residential Reinsurance 2007 Ltd.
8.111% due 06/07/2010		$700	712

Vita Capital III Ltd.
1.697% due 01/01/2011		2,300	2,166

Total Cayman Islands (Cost $7,093)			6,917

DENMARK 0.1%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	642	133

Realkredit Danmark A/S
4.100% due 01/01/2038		2,595	495

Total Denmark (Cost $516)			628

FRANCE 17.6%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	3,900	6,161

Caisse Nationale des Caisses d'Epargne et de Prevoyance
6.117% due 10/29/2049		1,800	1,923

Compagnie de Financement Foncier
4.000% due 07/21/2011		5,200	7,902
4.500% due 01/09/2013		1,200	1,865

Dexia Credit Local
0.939% due 09/23/2011		$3,700	3,738

France Government Bond
3.000% due 10/25/2015	EUR	600	886
3.250% due 04/25/2016		4,100	6,110
3.500% due 04/25/2015		6,300	9,592
3.750% due 04/25/2017		5,900	8,992
4.000% due 10/25/2014		21,000	32,767
4.000% due 04/25/2018		4,000	6,143
4.000% due 10/25/2038		1,100	1,589
4.250% due 04/25/2019		12,500	19,456
4.750% due 10/25/2012		1,200	1,903
4.750% due 04/25/2035		100	161
5.500% due 04/25/2010		700	1,053
5.750% due 10/25/2032		3,900	7,086

France Treasury Notes
3.000% due 07/12/2014		6,500	9,713
3.750% due 01/12/2013		1,700	2,626

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		400	591
2.250% due 06/11/2012		$8,000	8,112
3.375% due 05/05/2014		4,000	4,112

Societe Generale
5.922% due 04/29/2049		1,000	721

Vivendi
5.750% due 04/04/2013		3,400	3,532
6.625% due 04/04/2018		2,500	2,692

Total France (Cost $146,292)			149,426

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
GERMANY 9.1%

Kreditanstalt fuer Wiederaufbau
2.500% due 10/11/2010	EUR	6,900	$10,299
4.875% due 06/17/2019		$2,200	2,398
5.500% due 06/05/2014	AUD	4,000	3,469

Republic of Germany Government Bond
3.750% due 01/04/2015	EUR	6,400	9,940
4.000% due 01/04/2037		1,300	1,911
4.250% due 07/04/2039		1,200	1,853
4.750% due 07/04/2034		9,850	16,011
4.750% due 07/04/2040		1,800	3,005
5.500% due 01/04/2031		6,900	12,150
5.625% due 01/04/2028		8,700	15,387
6.250% due 01/04/2030		300	571

Total Germany (Cost $71,125)			76,994

GREECE 0.7%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	2,600	3,993
5.250% due 05/18/2012		1,500	2,364

Total Greece (Cost $6,371)			6,357

IRELAND 1.3%

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,000	2,898

Cars Alliance Funding PLC
1.168% due 10/08/2023		2,300	3,233

Celtic Residential Irish Mortgage Securitisation
0.688% due 06/13/2035		894	1,062

Depfa ACS Bank
1.650% due 12/20/2016	JPY	90,000	837

Immeo Residential Finance PLC
0.933% due 12/15/2016	EUR	1,691	1,779

Osiris Capital PLC
5.509% due 01/15/2010		$500	500

SC Germany Auto
0.531% due 08/11/2015	EUR	352	505

Talisman Finance PLC
1.196% due 04/22/2017		623	568

Total Ireland (Cost $11,990)			11,382

ITALY 5.8%

Italy Buoni Poliennali Del Tesoro
2.500% due 07/01/2012	EUR	1,900	2,810
3.750% due 12/15/2013		2,100	3,191
4.250% due 04/15/2013		100	155
4.250% due 08/01/2013		2,800	4,358
4.250% due 03/01/2020 (b)		5,800	8,637
5.250% due 08/01/2011		17,000	26,585

Locat Securitisation Vehicle SRL
0.958% due 12/12/2024		812	1,118

Siena Mortgages SpA
1.001% due 12/16/2038		1,567	2,252

Total Italy (Cost $48,774)			49,106

JAPAN 1.2%

Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,431

See Accompanying Notes	Semiannual Report	September 30, 2009	85

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Japan Government International Bond
2.300% due 06/20/2035	JPY	250,000	$2,851
2.500% due 09/20/2037		390,000	4,628

JLOC Ltd.
1.222% due 01/15/2015		68,838	724

Total Japan (Cost $9,848)			10,634

JERSEY, CHANNEL ISLANDS 1.3%

Arran Master Trust
0.349% due 12/15/2012		$800	763

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	3,875	3,771

HSBC Capital Funding LP
9.547% due 12/29/2049		$2,400	2,448

WPP PLC
6.000% due 04/04/2017	GBP	2,500	3,830

Total Jersey, Channel Islands (Cost $8,582)			10,812

MEXICO 0.0%

Mexico Government International Bond
6.050% due 01/11/2040		$200	201

Total Mexico (Cost $200)			201

NETHERLANDS 6.2%

Delphinus BV
1.124% due 11/28/2031	EUR	1,752	2,525

Dutch Mortgage Portfolio Loans BV
1.109% due 11/20/2035		1,528	2,148

Dutch Mortgage-Backed Securities BV
1.139% due 11/02/2035		14	20
1.379% due 10/02/2079		641	924

Globaldrive BV
0.741% due 06/20/2015		800	974

LeasePlan Corp. NV
3.250% due 05/22/2014		1,600	2,399

Netherlands Government Bond
2.500% due 01/15/2012		200	299
3.250% due 07/15/2015		9,600	14,392
3.750% due 07/15/2014		9,300	14,345
4.000% due 07/15/2019		7,100	10,849
5.000% due 07/15/2011		500	780

NIBC Bank NV
3.500% due 04/07/2014		2,000	3,010

Total Netherlands (Cost $48,380)			52,665

NORWAY 0.5%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	2,600	3,962

Total Norway (Cost $4,002)			3,962

SOUTH KOREA 0.3%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,774

Total South Korea (Cost $2,773)			2,774

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$2,500	$2,202

Total Spain (Cost $2,500)			2,202

SUPRANATIONAL 0.2%

European Investment Bank
5.375% due 05/20/2014	AUD	1,700	1,472

Total Supranational (Cost $1,336)			1,472

SWITZERLAND 0.2%

Weatherford International Ltd.
5.500% due 02/15/2016		$1,600	1,632

Total Switzerland (Cost $1,578)			1,632

UNITED KINGDOM 5.9%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	3,500	5,438

Barclays Bank PLC
6.050% due 12/04/2017		$4,900	4,939
7.434% due 09/29/2049		2,500	2,225
10.179% due 06/12/2021		2,000	2,634

Bauhaus Securities Ltd.
1.228% due 10/30/2052	EUR	1,239	1,743

HBOS PLC
6.750% due 05/21/2018		$3,000	2,680

Lloyds TSB Bank PLC
2.800% due 04/02/2012		4,500	4,607

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049		1,000	925

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		400	391

TI Group Ltd.
7.875% due 07/12/2010	GBP	1,000	1,646

United Kingdom Gilt
3.750% due 09/07/2019		9,300	14,952
4.250% due 06/07/2032		1,940	3,208
4.250% due 03/07/2036		1,200	1,962
4.750% due 12/07/2038		500	889

Weather Investments II SARL
7.699% due 11/26/2014	EUR	1,000	1,477

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$400	409

Total United Kingdom (Cost $50,125)			50,125

UNITED STATES 43.1%

ASSET-BACKED SECURITIES 1.0%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$977	939

AFC Home Equity Loan Trust
0.956% due 12/22/2027		20	11

Amortizing Residential Collateral Trust
0.946% due 10/25/2031		29	20

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029		54	32

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Asset-Backed Securities Trust
0.646% due 10/27/2032		$60	$40
0.696% due 03/25/2043		18	17
0.906% due 10/25/2032		34	27

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		170	153
6.681% due 12/01/2033		147	137

Countrywide Asset-Backed Certificates
0.586% due 12/25/2036		111	42

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		22	15

Ford Credit Auto Owner Trust
1.143% due 01/15/2011		1,937	1,940
1.663% due 06/15/2012		2,100	2,121

Home Equity Mortgage Trust
5.500% due 01/25/2037		524	48

HSI Asset Securitization Corp. Trust
0.306% due 05/25/2037		442	411

Lehman XS Trust
0.416% due 04/25/2046		1,344	1,105

Residential Asset Mortgage Products, Inc.
0.806% due 06/25/2032		27	16

Residential Asset Securities Corp.
0.746% due 07/25/2032		81	38

SLC Student Loan Trust
0.420% due 02/15/2015		736	736

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		650	622

			8,470

BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
4.250% due 08/03/2012		3,115	3,003

Ford Motor Co.
3.250% due 12/16/2013		40	36
3.510% due 12/16/2013		610	544

			3,583

CORPORATE BONDS & NOTES 16.6%

Altria Group, Inc.
9.250% due 08/06/2019		4,000	4,896

American Electric Power Co., Inc.
5.250% due 06/01/2015		3,000	3,143

American Express Bank FSB
0.394% due 06/12/2012		800	748

American Express Centurion Bank
0.394% due 06/12/2012		600	568

American International Group, Inc.
4.875% due 03/15/2067	EUR	1,400	932
5.850% due 01/16/2018		$3,000	2,175
8.000% due 05/22/2038	EUR	6,500	5,231
8.175% due 05/15/2058		$5,100	3,098

Anadarko Petroleum Corp.
6.125% due 03/15/2012		1,000	1,056

AutoZone, Inc.
5.875% due 10/15/2012		7,800	8,350

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	3,300	4,949

Bank of America Corp.
4.750% due 05/23/2017		3,800	5,037

86	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$11,600	$13,269

Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019 (g)		2,600	2,744

Boston Scientific Corp.
6.000% due 06/15/2011		1,000	1,032
6.400% due 06/15/2016		1,700	1,732

Citigroup Funding, Inc.
1.518% due 05/07/2010		2,000	2,002

Citigroup, Inc.
0.903% due 06/28/2013	EUR	2,200	2,983
4.750% due 02/10/2019		900	1,099
5.500% due 10/15/2014		$600	600
6.000% due 08/15/2017		3,400	3,359
6.125% due 05/15/2018		4,600	4,537

CNA Financial Corp.
6.000% due 08/15/2011		800	804

Computer Sciences Corp.
6.500% due 03/15/2018		3,000	3,310

Cox Communications, Inc.
6.750% due 03/15/2011		700	742

Daimler Finance North America LLC
4.875% due 06/15/2010		300	306
5.750% due 09/08/2011		400	420

General Electric Capital Corp.
6.375% due 11/15/2067		400	331

Goldman Sachs Group, Inc.
0.739% due 03/22/2016		300	283
5.250% due 06/01/2016 (k)	CAD	2,200	2,107
5.950% due 01/18/2018		$2,600	2,702
6.150% due 04/01/2018		384	405
6.250% due 09/01/2017		700	742

HCP, Inc.
5.950% due 09/15/2011		300	308

Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,640

International Lease Finance Corp.
5.300% due 05/01/2012		1,000	841
5.350% due 03/01/2012		1,000	851
6.625% due 11/15/2013		3,000	2,382

Johnson Controls, Inc.
5.250% due 01/15/2011		900	935

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	1,800	1,590
6.000% due 01/15/2018		$4,300	4,623
6.300% due 04/23/2019		600	656

JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012		760	732

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	700	998

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		$600	104
5.625% due 01/24/2013 (a)		3,700	671
6.875% due 05/02/2018 (a)		6,100	1,113

Lennar Corp.
5.950% due 10/17/2011		900	904

Loews Corp.
5.250% due 03/15/2016		300	304

Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014		3,000	3,127

Masco Corp.
5.875% due 07/15/2012		300	298

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
1.163% due 01/31/2014	EUR	600	$802
2.709% due 05/12/2010		$1,000	1,013
6.875% due 04/25/2018		3,200	3,371

Morgan Stanley
1.134% due 11/29/2013	EUR	1,900	2,556
1.418% due 04/13/2016		600	772
6.250% due 08/28/2017		$400	417

Nationwide Health Properties, Inc.
6.500% due 07/15/2011		900	928

NiSource Finance Corp.
5.400% due 07/15/2014		300	305

Nordstrom, Inc.
6.250% due 01/15/2018		1,200	1,246

RBS Capital Trust I
4.709% due 12/29/2049		1,050	499

Rohm and Haas Co.
5.600% due 03/15/2013		4,500	4,703

Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,158

Sara Lee Corp.
6.250% due 09/15/2011		900	972

Simon Property Group LP
6.125% due 05/30/2018		2,000	2,019

Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,189

Sprint Capital Corp.
8.750% due 03/15/2032		200	190

Sprint Nextel Corp.
6.000% due 12/01/2016		700	628

State Street Capital Trust IV
1.299% due 06/01/2077		2,400	1,558

Temple-Inland, Inc.
6.625% due 01/15/2016		3,500	3,490

Westpac Capital Trust IV
5.256% due 12/29/2049		1,000	791

			140,376

MORTGAGE-BACKED SECURITIES 9.7%

Adjustable Rate Mortgage Trust
5.160% due 09/25/2035		$200	143

American Home Mortgage Assets
0.436% due 05/25/2046		2,070	994
1.821% due 11/25/2046		1,243	503

American Home Mortgage Investment Trust
3.098% due 10/25/2034		866	629

Banc of America Funding Corp.
4.568% due 02/20/2036		952	839
6.093% due 01/20/2047		296	194

BCAP LLC Trust
0.416% due 01/25/2037		4,168	1,960

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		733	650
2.490% due 08/25/2035		2,037	1,787
2.900% due 03/25/2035		3,220	2,880
3.058% due 08/25/2033		356	340
4.153% due 05/25/2034		483	448
4.342% due 11/25/2034		340	319
4.531% due 08/25/2033		42	40
4.550% due 08/25/2035		2,507	2,203
4.630% due 05/25/2034		229	187
4.648% due 10/25/2033		244	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.131% due 02/25/2034	$30	$25
5.440% due 05/25/2047	961	631

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	1,410	895
5.667% due 11/25/2036	4,491	2,698
5.714% due 02/25/2036	2,459	1,419
5.820% due 11/25/2036	589	315

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	2,011	1,148

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	987	810
4.748% due 08/25/2035	818	705
4.900% due 10/25/2035	3,139	2,485
5.985% due 09/25/2037	3,458	2,149

Countrywide Alternative Loan Trust
0.436% due 09/25/2046	2,726	1,358
0.441% due 12/20/2046	2,065	1,015
0.456% due 07/25/2046	112	48
0.596% due 05/25/2037	707	328
2.401% due 11/25/2035	390	190
2.941% due 11/25/2035	313	165
5.250% due 06/25/2035	364	306
5.883% due 02/25/2037	1,467	930
6.000% due 01/25/2037	1,623	1,065
6.000% due 04/25/2037	660	441
6.250% due 08/25/2037	331	170

Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/2035	3,018	1,415
0.576% due 02/25/2035	456	266
3.885% due 04/20/2035	158	149
4.004% due 08/25/2034	95	62
4.654% due 11/25/2034	362	269

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	396	336
2.799% due 05/25/2032	15	15
3.847% due 07/25/2033	29	27
3.877% due 08/25/2033	402	377
6.500% due 04/25/2033	63	55

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	130	121
4.129% due 12/25/2033	204	185
5.366% due 08/25/2035	185	153

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	45	38

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	23	23

Greenpoint Mortgage Funding Trust
0.326% due 01/25/2047	298	238
0.426% due 01/25/2037	541	269
0.446% due 10/25/2046	1,600	172
0.456% due 04/25/2036	559	264

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	42	35

GSR Mortgage Loan Trust
4.116% due 09/25/2035	323	299
4.510% due 03/25/2033	225	218

Harborview Mortgage Loan Trust
0.426% due 07/19/2046	2,234	1,050
0.436% due 09/19/2037	930	424
0.436% due 01/19/2038	767	392
1.751% due 12/19/2036	906	350
4.244% due 05/19/2033	349	329
5.144% due 07/19/2035	93	58

Indymac Index Mortgage Loan Trust
0.436% due 09/25/2046	2,014	912
0.446% due 11/25/2046	1,911	314
4.944% due 12/25/2034	117	71

See Accompanying Notes	Semiannual Report	September 30, 2009	87

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	$874	$724
5.550% due 10/25/2036	823	730

JPMorgan Mortgage Trust
4.376% due 11/25/2033	296	280
5.012% due 02/25/2035	532	510

MASTR Alternative Loans Trust
0.646% due 03/25/2036	337	160

Mellon Residential Funding Corp.
0.683% due 12/15/2030	731	626

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,200	899
6.156% due 08/12/2049	2,700	2,167

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	3,774	2,172
0.496% due 08/25/2036	257	141
4.441% due 02/25/2033	149	132

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,340	1,165

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	1,050	449
0.426% due 06/25/2046	3,301	1,562
0.456% due 04/25/2046	342	162
0.476% due 05/25/2037	887	186
0.551% due 09/25/2046	800	174

Residential Asset Securitization Trust
0.696% due 12/25/2036	402	198
5.750% due 02/25/2036	534	328
6.250% due 10/25/2036	2,156	1,160
6.500% due 08/25/2036	1,000	619

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	190	127
6.500% due 03/25/2032	48	48

Sequoia Mortgage Trust
0.596% due 10/19/2026	370	292
0.596% due 07/20/2033	719	605

Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034	448	385
3.750% due 02/25/2034	186	156
5.210% due 09/25/2034	862	756

Structured Asset Mortgage Investments, Inc.
0.436% due 07/25/2046	515	245
0.456% due 05/25/2046	873	488
0.496% due 07/19/2035	1,596	1,209
0.826% due 07/19/2034	196	144

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	251	238

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	7,118	5,638
5.572% due 10/15/2048	4,300	3,781

WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045	1,218	766
0.506% due 11/25/2045	558	335
0.556% due 01/25/2045	555	351
0.786% due 12/25/2027	1,810	1,278
1.641% due 01/25/2047	917	364
1.751% due 03/25/2047	2,450	1,119
2.910% due 06/25/2033	137	119
2.954% due 08/25/2034	1,170	1,103
3.708% due 03/25/2034	722	672
3.771% due 03/25/2033	704	618
5.834% due 02/25/2037	2,327	1,571

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.661% due 04/25/2047	1,307	262
1.671% due 04/25/2047	829	197
1.841% due 07/25/2046	655	285

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo Mortgage-Backed Securities Trust
4.608% due 06/25/2035	$1,872	$1,801

		82,029

MUNICIPAL BONDS & NOTES 1.0%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	270	290

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	903

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	5,145
6.500% due 06/01/2023	640	499

Los Angeles, California Wastewater System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 06/01/2027	900	936

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013	370	391

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2017	200	207

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	600	45

		8,416

	SHARES
PREFERRED STOCKS 0.1%

DG Funding Trust
0.652% due 12/31/2049	130	1,110

SLM Corp.
0.550% due 01/16/2018	9,000	110

		1,220

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.446% due 10/27/2037 (g)	$5,700	5,392
3.372% due 03/01/2024	19	19
3.440% due 11/01/2034	3,713	3,773
4.943% due 12/01/2034	705	727
4.947% due 11/01/2023	9	9
5.028% due 05/01/2035	452	475
5.500% due 01/01/2024 - 04/01/2036 (g)	13,834	14,555
5.500% due 11/01/2032 - 11/01/2039	45,257	47,270
6.000% due 01/01/2036 - 01/01/2037 (g)	189	201
6.500% due 06/01/2029 - 11/01/2036	616	660
6.500% due 10/01/2036 - 10/01/2037 (g)	776	831

Federal Home Loan Bank
7.400% due 02/01/2021	124	124

Freddie Mac
0.343% due 02/01/2011 (e)	740	739
0.379% due 03/09/2011 (e)	88	88
0.389% due 05/04/2011 (e)	639	640
0.402% due 08/05/2011	18	18
0.593% due 12/15/2030 (g)	366	363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.657% due 04/01/2011 (e)	$969	$971
2.251% due 10/25/2044 (g)	3,580	3,501
3.327% due 05/01/2023	48	49
3.709% due 02/01/2029	255	257
5.272% due 04/01/2037	107	111
5.325% due 04/01/2037	980	1,019
6.000% due 12/15/2024 (g)	289	307

Ginnie Mae
0.841% due 02/16/2030 (g)	208	207
4.125% due 12/20/2023 - 12/20/2026	66	67
4.250% due 01/20/2030	55	56
4.375% due 05/20/2022 - 05/20/2030	286	292
4.625% due 07/20/2022 - 09/20/2026	136	140
6.000% due 08/20/2034 (g)	4,745	5,185
6.000% due 10/01/2039	200	211
6.500% due 01/15/2029 - 10/01/2039	2,654	2,817
6.500% due 03/15/2037 - 05/15/2038 (g)	5,870	6,241
8.500% due 01/15/2030 - 02/15/2031	103	119
8.500% due 02/15/2030 - 10/15/2030 (g)	65	74

Small Business Administration
6.640% due 02/01/2011	77	81

Tennessee Valley Authority
5.880% due 04/01/2036	3,900	4,502
7.140% due 05/23/2012	1,000	1,145

		103,236

U.S. TREASURY OBLIGATIONS 2.1%

U.S. Treasury Bonds
4.500% due 08/15/2039	3,300	3,560

U.S. Treasury Notes
0.875% due 04/30/2011 (h)	735	737
1.125% due 06/30/2011 (h)	498	501
2.625% due 06/30/2014 (h)	100	102
2.625% due 07/31/2014 (h)	400	407
3.125% due 05/15/2019	400	394
4.000% due 08/15/2018 (h)	11,800	12,464

		18,165

Total United States (Cost $400,609)		365,495

SHORT-TERM INSTRUMENTS 4.2%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$2,214	2,214

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $2,260. Repurchase proceeds are $2,214.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (h)	15	15

U.S. TREASURY BILLS 0.1%
0.234% due 02/25/2010 - 03/11/2010 (c)(e)(f)(h)	1,040	1,039

88	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.8%
	3,191,748	$31,959

Total Short-Term Instruments (Cost $35,227)		35,227

Total Investments 108.1% (Cost $935,022)		$917,503

Written Options (j) (0.0%) (Premiums $1,167)		(493)

Other Assets and Liabilities (Net) (8.1%)		(68,600)

Net Assets 100.0%		$848,410

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $3,038 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $290 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $69,155 at a weighted average interest rate of 0.329%. On September 30, 2009, securities valued at $39,410 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $1,571 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	58	$4
Japan Government 10-Year Bond December Futures	Long	12/2009	49	282
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	156	165
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	242	93
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	116	12

				$556

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	DUB	(1.455%	)	03/20/2019	1.197%		$4,000	$(82)	$0	$(82)
American Electric Power Co., Inc.	WAC	(0.450%	)	06/20/2015	0.475%		3,000	4	0	4
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	0.683%		1,000	9	0	9
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.536%		7,000	(20)	0	(20)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%		800	(4)	0	(4)
Bank of America Corp.	BCLY	(1.700%	)	12/20/2013	1.191%		1,500	(31)	0	(31)
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.191%		1,200	(26)	0	(26)
Barclays Bank PLC	DUB	(4.350%	)	09/20/2013	1.147%	EUR	800	(144)	0	(144)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.292%		$1,100	(83)	0	(83)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.714%		5,500	(197)	0	(197)
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.720%		1,000	4	0	4
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%		1,700	(124)	0	(124)
Citigroup, Inc.	CSFB	(1.300%	)	09/20/2018	2.018%		2,400	120	0	120
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%		800	28	0	28
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	0.372%		3,000	(179)	0	(179)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.308%		700	1	0	1
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%		300	0	0	0
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%		400	1	0	1
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.063%		5,000	(26)	0	(26)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.079%		1,100	50	0	50
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%		300	6	0	6
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	9.204%		3,000	682	0	682
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	9.614%		1,000	173	0	173
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.677%		1,000	192	0	192
Johnson Controls, Inc.	CSFB	(0.240%	)	03/20/2011	0.723%		900	6	0	6

See Accompanying Notes	Semiannual Report	September 30, 2009	89

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BNP	(2.180%	)	03/20/2018	0.714%		$5,100	$(550)	$0	$(550)
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.714%		600	0	0	0
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.714%		2,600	(5)	0	(5)
JPMorgan Chase & Co.	DUB	(0.770%	)	03/20/2018	0.714%		1,000	(4)	0	(4)
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	0.714%		1,700	(2)	0	(2)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.349%		900	(94)	0	(94)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.494%		300	3	0	3
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.428%		3,000	(23)	0	(23)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%		300	11	0	11
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	1.633%		900	18	0	18
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	1.486%		300	12	0	12
Nordstrom, Inc.	BOA	(1.120%	)	03/20/2018	1.748%		1,200	52	0	52
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.808%		4,500	51	0	51
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	1.001%		3,000	14	0	14
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.226%		900	(7)	0	(7)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.516%		2,000	80	0	80
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.462%	GBP	1,000	(1)	0	(1)
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.581%		$3,000	(36)	0	(36)
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.492%		700	95	0	95
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		400	16	0	16
Temple-Inland, Inc.	GSC	(6.680%	)	03/20/2016	1.560%		3,500	(1,018)	0	(1,018)
Time Warner, Inc.	BCLY	(1.050%	)	03/20/2016	0.568%		1,500	(43)	0	(43)
Vivendi	BNP	(1.742%	)	06/20/2013	1.127%		1,200	(27)	0	(27)
Vivendi	BNP	(1.780%	)	06/20/2013	1.127%		1,200	(28)	0	(28)
Vivendi	BNP	(1.820%	)	06/20/2013	1.127%		1,000	(25)	0	(25)
Vivendi	JPM	(1.500%	)	06/20/2018	1.308%		2,500	(36)	0	(36)
Weatherford International Ltd.	BOA	(0.560%	)	03/20/2016	1.210%		1,600	60	0	60
WPP Group PLC	JPM	(3.750%	)	06/20/2017	2.321%	GBP	2,500	(357)	0	(357)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%		$400	11	0	11

								$(1,473)	$0	$(1,473)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	MLP	1.340%	08/20/2011	0.788%	$7,000	$83	$0	$83
HSBC Finance Corp.	GSC	1.500%	06/20/2010	1.237%	1,600	4	0	4
JSC Gazprom	MLP	0.610%	05/20/2012	2.473%	400	(18)	0	(18)

						$69	$0	$69

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	$61,879	$2,820	$1,502	$1,318
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	7,515	298	282	16
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	17,080	(124)	(576)	452
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	8,100	128	243	(115)

						$3,122	$1,451	$1,671

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$3,000	$(2,143)	$(966)	$(1,177)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	994	(578)	(374)	(204)

					$(2,721)	$(1,340)	$(1,381)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied

90	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	9,000	$523	$(14)	$537
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		17,000	959	(17)	976
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		14,200	898	11	887
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		2,300	78	0	78
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		10,800	400	0	400
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	7,300	(2)	0	(2)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		17,500	(6)	0	(6)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBS	AUD	7,700	22	5	17
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CSFB	GBP	2,400	(21)	(76)	55
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC		3,500	(31)	(30)	(1)
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		8,500	463	108	355
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	JPM		5,500	299	25	274
Pay	6-Month JPY-LIBOR	1.000%	06/16/2011	DUB	JPY	2,700,000	134	103	31
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		1,010,000	63	(22)	85
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		2,760,000	171	82	89
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		2,360,000	146	8	138
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		2,260,000	647	450	197
Pay	6-Month JPY-LIBOR	1.500%	12/16/2019	BOA		240,000	10	(4)	14
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	8,400	9	5	4

							$4,762	$634	$4,128

(j)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	185	$125	$72
Put - CME 90-Day Eurodollar March Futures	98.500	03/15/2010	436	156	70

				$281	$142

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$20,000	$108	$27
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	14,200	136	8
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	10,000	66	19
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	12,000	76	37
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	26,100	95	41
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	26,000	206	14

							$687	$146

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$1,900	$38	$35
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	3,200	63	73
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	2,900	45	38
Call - OTC USD versus KRW		1,500.000	09/01/2010	1,300	15	15
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	1,400	38	44

					$199	$205

See Accompanying Notes	Semiannual Report	September 30, 2009	91

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	786	$297,900	EUR	46,300	$2,902
Sales	1,221	123,400		0	1,430
Closing Buys	(1,386)	(302,300)		(46,300)	(3,165)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	621	$119,000	EUR	0	$1,167

(k)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$1,981	$2,107	0.25%

(l)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$59,000	$61,238	$61,517
Ginnie Mae	6.000%	10/01/2039	200	211	211
Ginnie Mae	6.500%	10/01/2039	8,500	9,010	9,001

				$70,459	$70,729

(m)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	4,695	10/2009	CITI	$0	$(63)	$(63)
Buy		298	10/2009	JPM	6	0	6
Sell		18,463	10/2009	JPM	0	(180)	(180)
Sell		18,761	10/2009	RBS	0	(947)	(947)
Buy	BRL	4,941	10/2009	BOA	133	0	133
Buy		2,015	10/2009	CITI	71	0	71
Buy		2,969	10/2009	HSBC	65	0	65
Sell		9,891	10/2009	HSBC	0	(144)	(144)
Sell		34	10/2009	JPM	0	(1)	(1)
Buy		9,891	02/2010	HSBC	144	0	144
Sell	CAD	17,197	10/2009	CITI	0	(164)	(164)
Buy		263	10/2009	UBS	0	(1)	(1)
Buy	CLP	66,358	11/2009	BCLY	7	0	7
Sell		83,585	11/2009	CITI	0	(8)	(8)
Buy	CNY	2,420	11/2009	BCLY	0	(1)	(1)
Sell		22,191	11/2009	BCLY	6	0	6
Buy		5,662	11/2009	BOA	0	0	0
Buy		31,802	11/2009	JPM	0	(6)	(6)
Sell		17,693	11/2009	UBS	7	0	7
Buy		5,653	03/2010	BOA	0	(2)	(2)
Buy		1,676	03/2010	JPM	0	(2)	(2)
Buy		10,063	05/2010	BCLY	0	(156)	(156)
Sell		21,410	05/2010	BCLY	0	(155)	(155)
Buy		11,346	05/2010	MLP	0	(170)	(170)
Buy		18,696	06/2010	BCLY	0	(18)	(18)
Buy		11,399	06/2010	HSBC	0	(11)	(11)
Buy		22,191	11/2010	BCLY	0	(46)	(46)
Buy		17,693	11/2010	UBS	0	(42)	(42)
Buy	DKK	33,319	10/2009	RBS	283	0	283
Buy		33,319	12/2009	HSBC	1	0	1
Sell	EUR	7,897	10/2009	BCLY	0	(244)	(244)
Buy		665	10/2009	BNP	2	(3)	(1)
Sell		9,444	10/2009	BNP	0	(296)	(296)
Buy		16,563	10/2009	JPM	0	(36)	(36)
Buy		353	10/2009	MSC	2	0	2
Buy		4,134	10/2009	RBC	0	(16)	(16)
Sell		7,702	10/2009	RBC	35	(190)	(155)
Buy		6,400	10/2009	RBS	0	(81)	(81)

92	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	22,057	10/2009	RBS	$7	$(32)	$(25)
Sell		2,744	10/2009	UBS	17	0	17
Buy	GBP	22,490	10/2009	BNP	0	(1,616)	(1,616)
Buy		372	10/2009	JPM	0	(18)	(18)
Buy		130	10/2009	RBC	0	0	0
Buy		357	10/2009	RBS	0	(13)	(13)
Sell		9,228	10/2009	RBS	398	0	398
Buy	HKD	23	12/2009	DUB	0	0	0
Buy		46	12/2009	JPM	0	0	0
Buy		20	12/2009	MSC	0	0	0
Buy	HUF	112	10/2009	JPM	0	0	0
Buy	IDR	14,607,600	01/2010	BCLY	0	(2)	(2)
Buy		15,445,200	09/2010	JPM	24	0	24
Buy	INR	227	10/2009	BCLY	0	0	0
Buy		688	10/2009	CITI	0	0	0
Sell		1,577	10/2009	CITI	0	0	0
Buy		226	10/2009	HSBC	0	0	0
Buy		228	10/2009	JPM	0	0	0
Buy		209	10/2009	MSC	0	0	0
Buy		1,577	03/2010	CITI	0	0	0
Buy	JPY	1,214,589	10/2009	BCLY	306	0	306
Buy		21,364,376	10/2009	BNP	7,116	0	7,116
Buy		123,056	10/2009	CITI	30	0	30
Buy		112,312	10/2009	GSC	38	0	38
Buy		249,978	10/2009	HSBC	38	(5)	33
Sell		162,788	10/2009	HSBC	0	(18)	(18)
Sell		652,812	10/2009	RBC	0	(185)	(185)
Buy		232,450	10/2009	RBS	39	0	39
Sell	KRW	21,953	11/2009	BCLY	0	(1)	(1)
Buy		1,649,406	11/2009	BOA	61	0	61
Sell		781	11/2009	BOA	0	0	0
Sell		18,611	11/2009	CITI	0	(1)	(1)
Buy		395,793	11/2009	HSBC	15	0	15
Sell		1,997,339	11/2009	HSBC	0	(99)	(99)
Buy		3,313,618	11/2009	JPM	102	0	102
Sell		16,650	11/2009	RBS	0	(1)	(1)
Buy		1,048,726	02/2010	JPM	22	0	22
Sell	MXN	162	11/2009	CITI	0	(1)	(1)
Buy		2,465	11/2009	DUB	0	(1)	(1)
Buy		26,532	11/2009	HSBC	0	(10)	(10)
Buy		23,131	11/2009	JPM	0	(15)	(15)
Sell		82	11/2009	JPM	0	0	0
Sell	MYR	5	11/2009	BCLY	0	0	0
Sell		3	11/2009	DUB	0	0	0
Sell		7	11/2009	JPM	0	0	0
Sell		1	02/2010	CITI	0	0	0
Buy	NOK	7,845	10/2009	BCLY	38	0	38
Buy		8,847	10/2009	RBS	77	0	77
Buy		16,692	12/2009	HSBC	23	0	23
Buy	NZD	409	10/2009	CITI	2	0	2
Sell		201	10/2009	CITI	0	(5)	(5)
Sell		663	10/2009	RBC	0	(3)	(3)
Sell		462	10/2009	RBS	0	(18)	(18)
Sell	PHP	1,052	11/2009	DUB	0	(1)	(1)
Buy	SEK	5,315	10/2009	RBC	0	(19)	(19)
Buy		22,107	10/2009	RBS	309	0	309
Buy		27,422	12/2009	HSBC	0	(3)	(3)
Sell	SGD	15	11/2009	HSBC	0	0	0
Sell	TWD	174	11/2009	BCLY	0	0	0
Sell		74	11/2009	CITI	0	0	0
Buy	ZAR	279	11/2009	BCLY	8	0	8

					$9,432	$(5,050)	$4,382

See Accompanying Notes	Semiannual Report	September 30, 2009	93

Schedule of Investments  Global Bond Fund (Unhedged)  (Cont.)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Australia	$0	$46,680	$0	$46,680
France	0	149,426	0	149,426
Germany	0	76,994	0	76,994
Italy	0	49,106	0	49,106
Netherlands	0	52,665	0	52,665
United Kingdom	0	50,125	0	50,125
United States	0	359,956	5,539	365,495
Other Investments +++	31,959	83,100	11,953	127,012

Investments, at value	$31,959	$868,052	$17,492	$917,503

Short Sales, at value	$0	$(70,729)	$0	$(70,729)

Financial Derivative Instruments ++++	$556	$6,903	$0	$7,459

Total	$32,515	$804,226	$17,492	$854,233

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Australia	$4,835	$(829)	$28	$(82)	$979	$(4,931)	$0	$0
United States	1,230	(347)	7	16	439	4,194	5,539	251
Other Investments +++	8,234	(1,186)	5	(237)	2,562	2,575	11,953	2,073

Investments, at value	$14,299	$(2,362)	$40	$(303)	$3,980	$1,838	$17,492	$2,324

Financial Derivative Instruments ++++	$2,429	$0	$0	$0	$448	$(2,877)	$0	$0

Total	$16,728	$(2,362)	$40	$(303)	$4,428	$(1,039)	$17,492	$2,324

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$556	$0	$0	$0	$0	$556
Unrealized appreciation on foreign currency contracts	0	9,432	0	0	0	9,432
Unrealized appreciation on swap agreements	4,137	0	3,572	0	0	7,709

	$4,693	$9,432	$3,572	$0	$0	$17,697

Liabilities:
Written options outstanding	$288	$205	$0	$0	$0	$493
Unrealized depreciation on foreign currency contracts	0	5,050	0	0	0	5,050
Unrealized depreciation on swap agreements	9	0	4,686	0	0	4,695

	$297	$5,255	$4,686	$0	$0	$10,238

94	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,942	$0	$0	$0	$0	$2,942
Net realized gain (loss) on futures contracts, written options and swaps	(7,238)	0	1,561	0	0	(5,677)
Net realized gain on foreign currency transactions	0	24,329	0	0	0	24,329

	$(4,296)	$24,329	$1,561	$0	$0	$21,594

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,137)	$0	$0	$0	$0	$(3,137)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	14,390	(6)	(16,387)	0	0	(2,003)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,084	0	0	0	4,084

	$11,253	$4,078	$(16,387)	$0	$0	$(1,056)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	95

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 7.6%

Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$614

Bank of Scotland PLC
5.250% due 07/24/2012		500	436

Citigroup Pty Ltd.
5.500% due 06/18/2012		500	440

Commonwealth Bank of Australia
0.573% due 09/17/2014		$1,100	1,098
0.682% due 12/10/2012		800	801
0.925% due 07/12/2013		1,500	1,496
4.500% due 02/20/2014	AUD	1,100	921

Crusade Global Trust
1.001% due 11/19/2037	EUR	246	340

ING Bank Australia Ltd.
3.783% due 08/28/2013	AUD	500	443
3.960% due 06/24/2014		2,000	1,780
5.750% due 08/28/2013		600	526

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,791

National Australia Bank Ltd.
1.048% due 07/08/2014		1,000	997

Puma Finance Ltd.
0.489% due 02/21/2038		425	376
3.378% due 08/22/2037	AUD	141	120
3.470% due 07/12/2036		143	123

Superannuation Members Home Loans Global Fund
0.449% due 03/09/2036		$620	604

Torrens Trust
3.590% due 10/19/2038	AUD	742	637

Westpac Banking Corp.
2.900% due 09/10/2014		$900	897

Total Australia (Cost $13,945)			14,440

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$700	681

Total Bermuda (Cost $698)			681

CANADA 2.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	863

Canada Housing Trust No. 1
4.050% due 03/15/2011		500	488
4.600% due 09/15/2011		800	793

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	603

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	188

Ford Auto Securitization Trust
4.817% due 10/15/2012		300	276

Master Credit Card Trust
5.297% due 08/21/2012		200	201

Province of Ontario Canada
4.000% due 10/07/2019 (b)		$400	401
5.850% due 03/08/2033	CAD	200	219

Province of Quebec Canada
5.125% due 11/14/2016		$300	327
5.750% due 12/01/2036	CAD	1,000	1,080

Total Canada (Cost $5,165)			5,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 0.6%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$300	$304

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	362

Residential Reinsurance 2007 Ltd.
8.111% due 06/07/2010		$500	508

Total Cayman Islands (Cost $1,174)			1,174

DENMARK 1.3%

Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	700	1,034
6.000% due 10/01/2029	DKK	171	36

Realkredit Danmark A/S
4.100% due 01/01/2038		2,172	414
5.000% due 01/01/2010	EUR	700	1,034

Total Denmark (Cost $2,492)			2,518

FRANCE 14.7%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,106

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013		600	889

Caisse Nationale des Caisses d'Epargne et de Prevoyance
5.250% due 09/17/2010		1,250	1,896
6.117% due 10/29/2049		300	321

Compagnie de Financement Foncier
4.000% due 07/21/2011		1,200	1,823
4.500% due 01/09/2013		700	1,088

Credit Agricole S.A.
6.637% due 05/29/2049		$500	363

Dexia Credit Local
0.939% due 09/23/2011		800	808

France Government Bond
3.750% due 04/25/2021	EUR	1,800	2,648
4.000% due 10/25/2014		1,000	1,560
4.000% due 10/25/2038		600	867
4.250% due 04/25/2019		5,300	8,250
4.750% due 04/25/2035		300	484
5.750% due 10/25/2032		1,100	1,999

Societe Financement de l'Economie Francaise
2.125% due 05/20/2012		400	591
2.250% due 06/11/2012		$1,600	1,622
3.375% due 05/05/2014		800	822

Vivendi
5.750% due 04/04/2013		446	463
6.625% due 04/04/2018		100	108

Total France (Cost $26,909)			27,708

GERMANY 5.1%

Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		$800	872
5.500% due 06/05/2014	AUD	500	434

Republic of Germany Government Bond
4.000% due 01/04/2037	EUR	300	441
4.250% due 07/04/2039		900	1,390
4.750% due 07/04/2034		100	163
4.750% due 07/04/2040		800	1,335

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/04/2031	EUR	1,800	$3,169
6.250% due 01/04/2030		900	1,714

Total Germany (Cost $8,717)			9,518

GREECE 0.7%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	600	921
5.250% due 05/18/2012		300	473

Total Greece (Cost $1,397)			1,394

IRELAND 0.4%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	300	225

Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	186

Immeo Residential Finance PLC
0.933% due 12/15/2016	EUR	235	247

Lusitano Mortgages PLC
1.053% due 12/15/2035		86	115

Total Ireland (Cost $815)			773

ITALY 5.4%

Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013	EUR	2,200	3,343
4.250% due 10/15/2012		900	1,397
4.250% due 04/15/2013		1,200	1,863
4.250% due 08/01/2013		800	1,245
4.250% due 03/01/2020 (b)		1,300	1,936

Siena Mortgages SpA
1.001% due 12/16/2038		237	341

Total Italy (Cost $10,118)			10,125

JAPAN 1.4%

Japan Government International Bond
2.500% due 09/20/2036	JPY	100,000	1,184
2.500% due 09/20/2037		70,000	831

JLOC Ltd.
0.661% due 02/16/2016		41,058	434

Resona Bank Ltd.
5.850% due 09/29/2049		$100	87

Total Japan (Cost $2,328)			2,536

JERSEY, CHANNEL ISLANDS 0.1%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	191	218

Total Jersey, Channel Islands (Cost $387)			218

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	102

Total Liberia (Cost $101)			102

96	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.6%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	$1,042

Total Luxembourg (Cost $907)			1,042

NETHERLANDS 5.4%

Delphinus BV
1.019% due 06/25/2066	EUR	52	75
1.124% due 11/28/2031		175	252

Dutch Mortgage-Backed Securities BV
1.379% due 10/02/2079		641	924

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		1,200	1,809

LeasePlan Corp. NV
3.250% due 05/22/2014		300	450

Netherlands Government Bond
3.750% due 07/15/2014		200	308
4.500% due 07/15/2017		4,000	6,355

Total Netherlands (Cost $9,667)			10,173

NEW ZEALAND 0.5%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	914

Total New Zealand (Cost $898)			914

NORWAY 1.0%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,923

Total Norway (Cost $1,955)			1,923

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	393

Total South Korea (Cost $393)			393

SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$550	485

Total Spain (Cost $559)			485

SUPRANATIONAL 1.8%

European Investment Bank
4.250% due 04/15/2019	EUR	2,100	3,291
5.375% due 05/20/2014	AUD	200	173

Total Supranational (Cost $3,209)			3,464

SWITZERLAND 0.5%

UBS AG
5.750% due 04/25/2018		$956	973

Total Switzerland (Cost $951)			973

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 6.8%

Barclays Bank PLC
6.050% due 12/04/2017		$765	$771
7.434% due 09/29/2049		600	534
10.179% due 06/12/2021		400	527

Bauhaus Securities Ltd.
1.228% due 10/30/2052	EUR	60	84

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$800	1,026

HBOS PLC
6.750% due 05/21/2018		446	398

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,300	747

Lloyds TSB Bank PLC
1.597% due 04/02/2012		600	599

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		1,275	1,349

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		800	813
9.118% due 03/31/2049		382	353

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	98

United Kingdom Gilt
3.750% due 09/07/2019	GBP	2,400	3,859
4.250% due 06/07/2032		100	165
4.250% due 03/07/2036		600	981
4.750% due 12/07/2038		100	178

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	205

Total United Kingdom (Cost $12,690)			12,687

UNITED STATES 38.4%

ASSET-BACKED SECURITIES 3.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$222	213

AFC Home Equity Loan Trust
0.956% due 12/22/2027		10	6

Amortizing Residential Collateral Trust
0.946% due 10/25/2031		10	7

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029		9	5

Bear Stearns Asset-Backed Securities Trust
0.696% due 03/25/2043		7	6
0.906% due 10/25/2032		6	5

Capital Auto Receivables Asset Trust
1.693% due 10/15/2012		700	703

Countrywide Asset-Backed Certificates
0.296% due 08/25/2037		212	192

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		7	5

First Alliance Mortgage Loan Trust
0.476% due 12/20/2027		38	23

Ford Credit Auto Owner Trust
0.843% due 07/15/2010		96	96
1.143% due 01/15/2011		323	324
1.663% due 06/15/2012		365	369

Franklin Auto Trust
1.246% due 10/20/2011		159	160

GSAMP Trust
0.536% due 03/25/2034		13	13

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Trust
5.500% due 01/25/2037		$157	$14

Mid-State Trust
8.330% due 04/01/2030		299	312

Morgan Stanley ABS Capital I
0.356% due 10/25/2036		1,000	661

Nelnet Student Loan Trust
1.034% due 04/27/2015		270	271

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033		36	23

Residential Asset Mortgage Products, Inc.
0.806% due 06/25/2032		9	5

Residential Asset Securities Corp.
0.746% due 07/25/2032		22	10

SLC Student Loan Trust
0.749% due 06/15/2017		510	509

SLM Student Loan Trust
2.004% due 04/25/2023		1,664	1,723

Structured Asset Securities Corp.
0.646% due 05/25/2034		39	34

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		19	19

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		91	87

			5,795

CORPORATE BONDS & NOTES 16.1%

Aetna, Inc.
6.500% due 09/15/2018		300	325

American Express Bank FSB
0.376% due 05/29/2012		100	94
0.394% due 06/12/2012		300	280

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	200
5.850% due 01/16/2018		$500	363
8.000% due 05/22/2038	EUR	1,500	1,207
8.175% due 05/15/2058		$1,300	790
8.250% due 08/15/2018		700	596

AutoZone, Inc.
5.875% due 10/15/2012		100	107

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	214

Bank of America Corp.
4.000% due 03/28/2018	EUR	600	777
4.750% due 05/23/2017		400	530
5.750% due 12/01/2017		$320	320

Bear Stearns Cos. LLC
0.559% due 10/02/2009	CAD	500	467
6.400% due 10/02/2017		$1,200	1,307
7.250% due 02/01/2018		1,100	1,258

Boston Scientific Corp.
6.000% due 06/15/2011		200	206
6.400% due 06/15/2016		300	306

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	485

Citigroup Funding, Inc.
2.125% due 07/12/2012		2,300	2,326

Citigroup, Inc.
5.500% due 10/15/2014		500	500
6.000% due 08/15/2017		1,319	1,303
6.125% due 05/15/2018		1,085	1,070

See Accompanying Notes	Semiannual Report	September 30, 2009	97

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		$637	$671

CNA Financial Corp.
6.000% due 08/15/2011		300	301

Computer Sciences Corp.
5.500% due 03/15/2013		637	674

Constellation Energy Group, Inc.
7.000% due 04/01/2012		319	343

Cytec Industries, Inc.
6.000% due 10/01/2015		637	624

Daimler Finance North America LLC
5.750% due 09/08/2011		100	105

DR Horton, Inc.
6.000% due 04/15/2011		200	203

Erac USA Finance Co.
5.800% due 10/15/2012		700	727

GATX Financial Corp.
5.500% due 02/15/2012		637	655

Goldman Sachs Group, Inc.
1.219% due 05/18/2015	EUR	1,000	1,346
5.250% due 06/01/2016 (j)	CAD	500	479

Health Care REIT, Inc.
5.875% due 05/15/2015		$400	381

Home Depot, Inc.
5.400% due 03/01/2016		637	667

International Business Machines Corp.
1.082% due 07/28/2011		200	202

International Lease Finance Corp.
5.350% due 03/01/2012		200	170

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	177
6.000% due 01/15/2018		$500	538

JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012		100	96

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	285

JPMorgan Chase Capital XX
6.550% due 09/15/2066		$100	93

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		200	181

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	207
5.625% due 01/24/2013 (a)		500	91
6.875% due 05/02/2018 (a)		700	128

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	674

Masco Corp.
6.125% due 10/03/2016		200	190

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014	EUR	500	661
1.149% due 08/25/2014		100	132

Morgan Stanley
0.960% due 10/18/2016		$200	179

Nabors Industries, Inc.
6.150% due 02/15/2018		637	640

NiSource Finance Corp.
6.800% due 01/15/2019		637	653

RBS Capital Trust I
4.709% due 12/29/2049		100	47

Sabre Holdings Corp.
7.350% due 08/01/2011		200	200

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sara Lee Corp.
6.250% due 09/15/2011		$200	$216

Sealed Air Corp.
5.625% due 07/15/2013		200	203

Sprint Nextel Corp.
6.000% due 12/01/2016		100	90
8.375% due 08/15/2017		1,000	1,000

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	1,031

			30,291

MORTGAGE-BACKED SECURITIES 7.5%

American Home Mortgage Assets
0.436% due 05/25/2046		$519	249
0.456% due 10/25/2046		377	170

American Home Mortgage Investment Trust
0.486% due 05/25/2047		437	101

BCAP LLC Trust
0.416% due 01/25/2037		399	188

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		62	55
2.490% due 08/25/2035		72	63
2.900% due 03/25/2035		134	120
3.753% due 08/25/2033		6	6
4.153% due 05/25/2034		92	85
4.630% due 05/25/2034		46	37
4.648% due 10/25/2033		54	52
5.440% due 05/25/2047		800	526

Bear Stearns Alt-A Trust
0.406% due 02/25/2034		95	67
5.355% due 05/25/2035		38	28
5.508% due 11/25/2035		335	194
5.667% due 11/25/2036		330	198
5.714% due 02/25/2036		1,004	579
6.250% due 08/25/2036		427	203

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036		254	145

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		174	143
4.748% due 08/25/2035		189	163
5.985% due 09/25/2037		823	512

Countrywide Alternative Loan Trust
0.326% due 09/20/2046		51	51
0.441% due 12/20/2046		390	192
0.456% due 07/20/2046		652	275
0.526% due 02/25/2037		668	347
0.596% due 05/25/2037		88	41
2.401% due 11/25/2035		117	57
2.941% due 11/25/2035		39	21
5.250% due 06/25/2035		81	68
5.869% due 11/25/2035		631	370
5.883% due 02/25/2037		220	140
6.000% due 04/25/2037		147	98
6.126% due 08/25/2036		233	223
6.250% due 08/25/2037		83	42
6.500% due 06/25/2036		185	115

Countrywide Home Loan Mortgage Pass-Through Trust
0.626% due 09/25/2034		98	58
3.885% due 04/20/2035		26	25
3.981% due 08/25/2034		292	211
4.004% due 08/25/2034		26	17

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		300	143

CS First Boston Mortgage Securities Corp.
3.877% due 08/25/2033		79	74
6.500% due 04/25/2033		13	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	$22	$20
4.129% due 12/25/2033	31	28

Greenpoint Mortgage Funding Trust
0.516% due 11/25/2045	21	11

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	305	280

GSR Mortgage Loan Trust
3.717% due 06/25/2034	85	78
4.116% due 09/25/2035	323	299
4.510% due 03/25/2033	45	44

Harborview Mortgage Loan Trust
0.436% due 01/19/2038	139	71
1.751% due 12/19/2036	242	93
4.244% due 05/19/2033	73	69

Impac CMB Trust
1.246% due 07/25/2033	22	17

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	280	183

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	206	183

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,184

JPMorgan Mortgage Trust
4.376% due 11/25/2033	49	47

MASTR Alternative Loans Trust
0.646% due 03/25/2036	96	46

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	592

Merrill Lynch Mortgage Investors, Inc.
0.496% due 08/25/2036	64	35
4.441% due 02/25/2033	31	27

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	268	233

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	510	250

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	242	104
0.426% due 06/25/2046	741	351

Residential Asset Securitization Trust
5.750% due 02/25/2036	67	41

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	10	10

Sequoia Mortgage Trust
0.596% due 07/20/2033	180	151

Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034	90	77
3.750% due 02/25/2034	34	28

Structured Asset Mortgage Investments, Inc.
0.456% due 05/25/2046	175	98
0.466% due 05/25/2036	421	197
0.466% due 09/25/2047	500	168
0.826% due 07/19/2034	39	29

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	131	120
5.630% due 01/25/2037	300	147

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	703

WaMu Mortgage Pass-Through Certificates
0.556% due 01/25/2045	99	63
0.786% due 12/25/2027	306	216
1.751% due 02/25/2047	698	364
2.304% due 05/25/2041	18	17

98	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
2.723% due 02/27/2034	$95	$88
2.910% due 06/25/2033	32	28
5.392% due 02/25/2037	434	279

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.841% due 07/25/2046	146	63

Wells Fargo Mortgage-Backed Securities Trust
3.818% due 04/25/2036	256	224
4.948% due 03/25/2036	352	269

		14,088

MUNICIPAL BONDS & NOTES 1.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	396

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	703

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	325

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	81

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	384

		1,897

	SHARES
PREFERRED STOCKS 0.8%

DG Funding Trust
0.652% due 12/31/2049	172	1,469

SLM Corp.
0.550% due 01/16/2018	1,800	22

		1,491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.7%

Fannie Mae
0.346% due 01/25/2021	$122	$120
0.446% due 10/27/2037	1,000	946
0.496% due 06/25/2044	29	29
3.440% due 11/01/2034	324	329
4.943% due 12/01/2034	147	151
5.000% due 08/25/2016 - 03/25/2017	337	347
5.500% due 09/25/2024 - 10/01/2039	5,515	5,763
6.000% due 10/01/2039 - 07/25/2044	3,232	3,407
6.500% due 11/25/2042	304	329

Freddie Mac
0.343% due 02/01/2011 (e)	423	422
0.379% due 03/09/2011	16	16
0.693% due 12/15/2031	2	2
2.251% due 10/25/2044	336	328
4.500% due 12/15/2010 - 07/15/2018	198	205
5.000% due 02/15/2024 - 03/15/2025	65	66
5.325% due 04/01/2037	38	40

Ginnie Mae
0.841% due 02/16/2030	59	59
0.980% due 02/16/2030	54	54
4.125% due 11/20/2021 - 12/20/2026	34	34
4.250% due 01/20/2030	22	23
4.375% due 05/20/2028 - 06/20/2030	84	86
4.625% due 07/20/2022 - 09/20/2026	82	84
6.000% due 09/01/2024 - 08/20/2034	2,678	2,881

Small Business Administration
5.600% due 09/01/2028	836	907
6.640% due 02/01/2011	20	21

Tennessee Valley Authority
5.880% due 04/01/2036	637	735
7.140% due 05/23/2012	637	730

		18,114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	$403	$404
1.000% due 08/31/2011 (g)	15	15

		419

Total United States (Cost $78,692)		72,095

SHORT-TERM INSTRUMENTS 6.9%

CERTIFICATES OF DEPOSIT 0.5%

Barclays Bank PLC
1.109% due 03/22/2011	$900	900

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009	584	584

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $600. Repurchase proceeds are $584.)

U.S. TREASURY BILLS 0.3%
0.208% due 03/11/2010 (e)	590	590

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.8%
	1,090,027	10,914

Total Short-Term Instruments (Cost $12,988)		12,988

Total Investments 103.1% (Cost $197,155)		$193,763

Written Options (i) (0.0%) (Premiums $225)		(101)

Other Assets and Liabilities (Net) (3.1%)		(5,795)

Net Assets 100.0%		$187,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $1,012 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $2,059 at a weighted average interest rate of 0.293%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $419 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl December Futures	Long	12/2009	10	$1
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	13	1
Euro-Bund 10-Year Bond October Futures Call Options Strike @ EUR 123.000	Short	10/2009	13	5
Japan Government 10-Year Bond December Futures	Long	12/2009	7	52
U.S. Treasury 10-Year Note December Futures	Long	12/2009	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	23	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	12	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	43	52
United Kingdom Long Gilt December Futures	Long	12/2009	1	1

				$147

See Accompanying Notes	Semiannual Report	September 30, 2009	99

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	GSC	(0.950%	)	09/20/2018	0.718%		$300	$(5)	$0	$(5)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%		100	0	0	0
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	0.484%		200	2	0	2
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.292%		300	(23)	0	(23)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.714%		800	(29)	0	(29)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	0.714%		1,000	(4)	0	(4)
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.720%		200	1	0	1
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%		300	(22)	0	(22)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.854%		800	9	0	9
Burlington Northern Santa Fe Corp.	RBS	(0.510%	)	03/20/2018	0.466%		446	(2)	0	(2)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.255%		637	13	0	13
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%		300	11	0	11
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.224%		637	(9)	0	(9)
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	2.104%		319	12	0	12
Cytec Industries, Inc.	DUB	(0.950%	)	12/20/2015	1.521%		637	20	0	20
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%		100	0	0	0
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.271%		200	(10)	0	(10)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	1.044%		700	(37)	0	(37)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.287%		637	10	0	10
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.904%		400	(21)	0	(21)
Home Depot, Inc.	BOA	(1.100%	)	03/20/2016	0.675%		637	(16)	0	(16)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.677%		200	38	0	38
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.714%		100	0	0	0
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.714%		500	(1)	0	(1)
JPMorgan Chase & Co.	RBS	(2.223%	)	03/20/2018	0.714%		300	(33)	0	(33)
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	0.714%		300	0	0	0
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.452%		638	(19)	0	(19)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.125%		200	14	0	14
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.096%		637	21	0	21
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	1.526%		637	2	0	2
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.581%		275	(2)	0	(2)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.581%		1,000	(35)	0	(35)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	4.465%		100	3	0	3
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	5.195%		200	16	0	16
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.226%		200	(2)	0	(2)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.982%		200	4	0	4
Sprint Nextel Corp.	BNP	(5.000%	)	09/20/2017	3.443%		1,000	(94)	(143)	49
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.492%		100	14	0	14
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		100	4	0	4
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.880%		1,000	(10)	80	(90)
UBS AG	BCLY	(2.300%	)	03/20/2014	0.904%	EUR	400	(35)	0	(35)
UBS AG	BOA	(2.280%	)	06/20/2018	1.012%		$100	(9)	0	(9)
UBS AG	DUB	(2.080%	)	03/20/2014	0.904%	EUR	200	(15)	0	(15)
Vivendi	BNP	(1.742%	)	06/20/2013	1.127%		$200	(4)	0	(4)
Vivendi	BNP	(1.780%	)	06/20/2013	1.127%		100	(2)	0	(2)
Vivendi	BNP	(1.820%	)	06/20/2013	1.127%		146	(4)	0	(4)
Vivendi	JPM	(1.500%	)	06/20/2018	1.308%		100	(1)	0	(1)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%		200	5	0	5

								$(245)	$(63)	$(182)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$6,026	$249	$(43)	$292
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016	486	20	(3)	23
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017	5,661	258	43	215
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	2,928	133	71	62
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,562	61	58	3
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	585	(4)	(20)	16
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	488	(4)	(7)	3
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	3,600	15	141	(126)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	2,800	45	115	(70)

						$773	$355	$418

100	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$400	$(286)	$(120)	$(166)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	497	(289)	(152)	(137)

					$(575)	$(272)	$(303)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$174	$(3)	$177
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	355	(7)	362
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	221	4	217
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	17	0	17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	18	0	18
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	59	0	59
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	1,900	2	6	(4)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		2,400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		1,200	(1)	0	(1)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB	AUD	1,600	4	1	3
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,700	29	(5)	34
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	8,900	108	49	59
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		900	11	6	5
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	RBS		6,100	75	36	39
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CITI	GBP	200	(2)	(11)	9
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CSFB		500	(4)	(16)	12
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		1,700	93	36	57
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	JPM		500	28	2	26
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	RBS		1,000	55	2	53
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	450,000	28	(10)	38
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		980,000	61	18	43
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		890,000	55	7	48
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		380,000	109	76	33
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	1,900	2	1	1

							$1,496	$192	$1,304

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	24	$16	$9
Put - CME 90-Day Eurodollar March Futures	98.500	03/15/2010	142	56	23

				$72	$32

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$4,200	$20	$8
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	5	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	6,000	39	11
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	5,700	45	3

							$109	$23

See Accompanying Notes	Semiannual Report	September 30, 2009	101

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$400	$8	$8
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	700	14	16
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	700	11	9
Call - OTC USD versus KRW		1,500.000	09/01/2010	300	3	3
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	300	8	10

					$44	$46

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	171	$44,500	EUR	7,900	$807
Sales	355	23,600		0	311
Closing Buys	(220)	(37,000)		(4,900)	(758)
Expirations	(140)	(11,800)		(3,000)	(135)
Exercised	0	0		0	0

Balance at 09/30/2009	166	$19,300	EUR	0	$225

(j)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$450	$479	0.25%

(k)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Citigroup Funding, Inc.	2.125%	07/12/2012	$2,300	$2,327	$2,340
Fannie Mae	5.500%	11/01/2039	5,000	5,189	5,213
Fannie Mae	6.000%	11/01/2039	3,000	3,149	3,155

				$10,665	$10,708

(6)	Market value includes $12 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,116	10/2009	CITI	$0	$(15)	$(15)
Buy		24	10/2009	JPM	1	0	1
Sell		6,416	10/2009	JPM	0	(63)	(63)
Sell		6,440	10/2009	RBS	0	(325)	(325)
Buy	BRL	1,083	10/2009	BOA	29	0	29
Sell		27	10/2009	CITI	0	(2)	(2)
Sell		2,165	10/2009	DUB	0	(72)	(72)
Buy		651	10/2009	HSBC	14	0	14
Buy		27	10/2009	JPM	1	0	1
Buy		2,165	02/2010	DUB	72	0	72
Buy	CAD	1,568	10/2009	CITI	26	0	26
Sell		6,827	10/2009	CITI	0	(65)	(65)
Sell		1,607	10/2009	HSBC	0	(20)	(20)
Buy		1,500	10/2009	RBC	27	0	27
Buy		652	10/2009	RBS	0	(2)	(2)
Sell	CLP	11,032	11/2009	BCLY	0	(1)	(1)
Buy		8,300	11/2009	CITI	1	0	1
Buy	CNY	525	11/2009	BCLY	0	0	0
Sell		4,898	11/2009	BCLY	1	0	1
Buy		1,304	11/2009	BOA	0	0	0
Buy		6,973	11/2009	JPM	0	(1)	(1)
Sell		3,905	11/2009	UBS	2	0	2
Buy		1,296	03/2010	BOA	0	0	0
Buy		617	03/2010	JPM	0	(1)	(1)
Buy		2,234	05/2010	BCLY	0	(35)	(35)

102	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	CNY	4,753	05/2010	BCLY	$0	$(35)	$(35)
Buy		2,519	05/2010	MLP	0	(38)	(38)
Buy		3,876	06/2010	BCLY	0	(4)	(4)
Buy		2,657	06/2010	HSBC	0	(2)	(2)
Buy		4,898	11/2010	BCLY	0	(10)	(10)
Buy		3,905	11/2010	UBS	0	(9)	(9)
Sell	DKK	2,426	10/2009	RBS	0	(21)	(21)
Sell		2,426	12/2009	HSBC	0	0	0
Sell	EUR	14,998	10/2009	BCLY	0	(463)	(463)
Sell		17,935	10/2009	BNP	0	(562)	(562)
Buy		5,824	10/2009	RBC	0	(22)	(22)
Sell		3,599	10/2009	RBC	31	(47)	(16)
Buy		60	10/2009	RBS	0	(1)	(1)
Sell		9,410	10/2009	RBS	74	0	74
Sell		553	10/2009	UBS	5	0	5
Sell	GBP	647	10/2009	BNP	47	0	47
Sell		23	10/2009	JPM	1	0	1
Sell		2,788	10/2009	RBS	104	0	104
Sell	HKD	81	12/2009	DUB	0	0	0
Sell		166	12/2009	JPM	0	0	0
Sell		73	12/2009	MSC	0	0	0
Buy	IDR	3,247,230	01/2010	BCLY	0	(1)	(1)
Buy		3,428,750	09/2010	JPM	5	0	5
Buy	INR	12	10/2009	BCLY	0	0	0
Buy		36	10/2009	CITI	0	0	0
Sell		82	10/2009	CITI	0	0	0
Buy		12	10/2009	HSBC	0	0	0
Buy		12	10/2009	JPM	0	0	0
Buy		11	10/2009	MSC	0	0	0
Buy		82	03/2010	CITI	0	0	0
Buy	JPY	245,705	10/2009	BCLY	62	0	62
Sell		618,030	10/2009	BNP	0	(206)	(206)
Buy		32,301	10/2009	CITI	8	0	8
Sell		18,918	10/2009	HSBC	0	(4)	(4)
Buy		69,246	10/2009	RBS	11	0	11
Sell	KRW	3,032	11/2009	BCLY	0	0	0
Buy		350,096	11/2009	BOA	13	0	13
Sell		108	11/2009	BOA	0	0	0
Sell		2,570	11/2009	CITI	0	0	0
Buy		77,679	11/2009	HSBC	3	0	3
Sell		413,242	11/2009	HSBC	0	(21)	(21)
Buy		736,357	11/2009	JPM	23	0	23
Sell		2,299	11/2009	RBS	0	0	0
Buy		210,714	02/2010	JPM	5	0	5
Buy	MXN	1,371	11/2009	DUB	0	(1)	(1)
Buy		5,885	11/2009	HSBC	0	(2)	(2)
Buy		5,152	11/2009	JPM	0	(3)	(3)
Sell		18	11/2009	JPM	0	0	0
Buy	MYR	4	11/2009	BCLY	0	0	0
Buy		2	11/2009	DUB	0	0	0
Buy		6	11/2009	JPM	0	0	0
Buy		1	02/2010	CITI	0	0	0
Buy	NOK	1,736	10/2009	BCLY	8	0	8
Buy		1,933	10/2009	RBS	17	0	17
Buy		3,669	12/2009	HSBC	5	0	5
Sell	NZD	45	10/2009	CITI	0	(1)	(1)
Sell		45	10/2009	RBC	0	0	0
Sell	PHP	294	11/2009	DUB	0	0	0
Sell	SEK	264	10/2009	RBS	0	(4)	(4)
Sell		264	12/2009	HSBC	0	0	0
Buy	SGD	2	11/2009	BCLY	0	0	0
Buy		6	11/2009	DUB	0	0	0
Buy		3	11/2009	RBS	0	0	0
Buy	TWD	123	11/2009	BCLY	0	0	0
Buy		61	11/2009	CITI	0	0	0
Sell	ZAR	4	11/2009	BCLY	0	0	0

					$596	$(2,059)	$(1,463)

See Accompanying Notes	Semiannual Report	September 30, 2009	103

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Australia	$0	$14,440	$0	$14,440
France	0	27,708	0	27,708
Germany	0	9,518	0	9,518
Italy	0	10,125	0	10,125
Netherlands	0	10,173	0	10,173
United Kingdom	0	12,687	0	12,687
United States	0	71,149	946	72,095
Short-Term Instruments	10,914	2,074	0	12,988
Other Investments +++	0	23,072	957	24,029

Investments, at value	$10,914	$180,946	$1,903	$193,763

Short Sales, at value	$0	$(10,708)	$0	$(10,708)

Financial Derivative Instruments ++++	$147	$(327)	$0	$(180)

Total	$11,061	$169,911	$1,903	$182,875

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Australia	$996	$(170)	$2	$(16)	$202	$(1,014)	$0	$0
United States	242	(75)	1	4	87	687	946	45
Other Investments +++	0	260	1	0	52	644	957	36

Investments, at value	$1,238	$15	$4	$(12)	$341	$317	$1,903	$81

Financial Derivative Instruments ++++	$719	$0	$0	$0	$113	$(832)	$0	$0

Total	$1,957	$15	$4	$(12)	$454	$(515)	$1,903	$81

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$147	$0	$0	$0	$0	$147
Unrealized appreciation on foreign currency contracts	0	596	0	0	0	596
Unrealized appreciation on swap agreements	1,309	0	863	0	0	2,172

	$1,456	$596	$863	$0	$0	$2,915

Liabilities:
Written options outstanding	$55	$46	$0	$0	$0	$101
Unrealized depreciation on foreign currency contracts	0	2,059	0	0	0	2,059
Unrealized depreciation on swap agreements	5	0	930	0	0	935

	$60	$2,105	$930	$0	$0	$3,095

104	PIMCO Funds	International Institutional Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$15	$0	$0	$0	$0	$15
Net realized gain (loss) on futures contracts, written options and swaps	(3,240)	0	906	0	0	(2,334)
Net realized (loss) on foreign currency transactions	0	(5,288)	0	0	0	(5,288)

	$(3,225)	$(5,288)	$906	$0	$0	$(7,607)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(18)	$0	$0	$0	$0	$(18)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	4,845	(1)	(4,045)	0	0	799
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(132)	0	0	0	(132)

	$4,827	$(133)	$(4,045)	$0	$0	$649

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	105

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of eight funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

106	PIMCO Funds	International Institutional Funds

(Unaudited) September 30, 2009

purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related

Semiannual Report	September 30, 2009	107

Notes to Financial Statements   (Cont.)

securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are

108	PIMCO Funds	International Institutional Funds

(Unaudited) September 30, 2009

reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

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Notes to Financial Statements   (Cont.)

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap.

A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions is which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of

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payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing its investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the

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Notes to Financial Statements   (Cont.)

currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain (loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with Lehman Brothers Inc. and intend to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that owed money to Lehman Brothers Special Financing Inc. have entered into a settlement agreement with Lehman Brothers Special Financing Inc. and have paid such amounts.

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6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee

Fund Name	All Classes	Institutional Class		Administrative Class		A, B and C Classes	Class D	Class P		Class R
Developing Local Markets Fund	0.45%	0.40%		0.40%		0.55%	0.55%	0.50%		N/A
Emerging Local Bond Fund	0.45%	0.50%	(1)	0.50%	(1)	0.65%	0.65%	0.60%	(3)	N/A
Emerging Markets and Infrastructure Bond Fund	0.85%	0.40%		N/A		N/A	N/A	N/A		N/A
Emerging Markets Bond Fund	0.45%	0.40%	(2)	0.40%	(2)	0.55%	0.55%	0.50%	(4)	N/A
Foreign Bond Fund (Unhedged)	0.25%	0.25%		0.25%		0.45%	0.40%	0.35%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%	0.25%		0.25%		0.45%	0.40%	0.35%		0.45%
Global Bond Fund (Unhedged)	0.25%	0.30%		0.30%		N/A	0.45%	N/A		N/A
Global Bond Fund (U.S. Dollar-Hedged)	0.25%	0.30%		0.30%		0.45%	N/A	0.40%		N/A

(1)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(2)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.02% to 0.38% per annum.
(3)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.05% to 0.55% per annum.
(4)	Effective October 1, 2009, the Fund’s Supervisory and Administrative Fee was reduced by 0.02% to 0.48% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses   The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Semiannual Report	September 30, 2009	113

Notes to Financial Statements   (Cont.)

PIMCO has agreed to waive a portion of the Emerging Local Bond and Emerging Markets and Infrastructure Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of the Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of the Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—
Emerging Markets and Infrastructure Bond Fund	1.25%	—	—	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$17

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$87,203	$139,930
Emerging Local Bond Fund	50,868	91,238
Emerging Markets Bond Fund	33,107	60,012
Foreign Bond Fund (Unhedged)	17,321	390,888
Foreign Bond Fund (U.S. Dollar-Hedged)	32,943	87,770
Global Bond Fund (Unhedged)	17,146	21,379
Global Bond Fund (U.S. Dollar-Hedged)	5,261	10,340

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$196,577	$816,192	$899,700	$(2)	$113,181	$292	$146
Emerging Local Bond Fund	148,465	754,555	852,300	2	50,816	155	121
Emerging Markets and Infrastructure Bond Fund	0	3,900	3,800	0	100	0	0
Emerging Markets Bond Fund	115,334	466,739	574,000	0	8,138	139	76
Foreign Bond Fund (Unhedged)	112	1,355,227	1,305,300	0	50,114	127	76
Foreign Bond Fund (U.S. Dollar-Hedged)	66,314	1,100,211	1,146,900	0	19,703	111	80
Global Bond Fund (Unhedged)	37,706	437,735	443,500	0	31,959	35	19
Global Bond Fund (U.S. Dollar-Hedged)	1,301	108,409	98,800	0	10,914	9	4

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

114	PIMCO Funds	International Institutional Funds

(Unaudited) September 30, 2009

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over

100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$120,606	$65,678	$1,401,295	$1,806,560
Emerging Local Bond Fund	13,412	12,287	1,257,717	1,781,883
Emerging Markets and Infrastructure Bond Fund	0	0	37,474	5,792
Emerging Markets Bond Fund	1,606,447	1,867,005	1,400,910	1,371,251
Foreign Bond Fund (Unhedged)	1,792,273	1,946,819	4,046,100	4,565,920
Foreign Bond Fund (U.S. Dollar-Hedged)	1,710,903	1,969,858	4,711,962	5,519,364
Global Bond Fund (Unhedged)	1,083,961	1,161,136	1,457,832	1,618,457
Global Bond Fund (U.S. Dollar-Hedged)	190,382	222,918	315,175	327,988

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Emerging Local Bond Fund				Emerging Markets and Infrastructure Bond Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Period from 07/01/2009 to 09/30/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	44,003	$415,305	130,390	$1,384,040	39,299	$369,395	75,201	$699,625	3,060	$32,651
Class P	4,754	43,994	1	10	604	5,639	145	1,240	0	0
Administrative Class	59	552	420	4,087	177	1,688	296	2,685	0	0
Class D	12,541	118,430	38,515	410,351	22,706	214,853	885	8,075	0	0
Other Classes	7,969	74,580	36,403	387,132	3,967	37,324	2,603	22,925	0	0

Issued as reinvestment of distributions
Institutional Class	1,624	15,026	19,628	182,488	3,708	33,400	11,882	102,169	9	94
Class P	6	58	0	0	2	18	0	0	0	0
Administrative Class	4	41	70	690	6	50	58	552	0	0
Class D	217	2,035	1,937	18,695	173	1,665	47	416	0	0
Other Classes	193	1,797	1,690	15,524	77	708	111	971	0	0

Cost of shares redeemed
Institutional Class	(116,511)	(1,043,576)	(351,956)	(3,160,279)	(146,567)	(1,291,099)	(60,195)	(484,865)	(1)	(8)
Class P	(403)	(3,890)	0	0	(14)	(123)	(61)	(486)	0	0
Administrative Class	(551)	(5,103)	(2,184)	(20,063)	(32)	(300)	(2,014)	(16,407)	0	0
Class D	(4,480)	(41,633)	(74,653)	(723,939)	(802)	(7,629)	(1,445)	(12,847)	0	0
Other Classes	(9,808)	(89,264)	(51,367)	(468,330)	(560)	(5,136)	(2,576)	(20,457)	0	0
Net increase (decrease) resulting from Fund share transactions	(60,383)	$(511,648)	(251,106)	$(1,969,594)	(77,256)	$(639,547)	24,937	$303,596	3,068	$32,737

Semiannual Report	September 30, 2009	115

Notes to Financial Statements   (Cont.)

	Emerging Markets Bond Fund				Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	42,094	$396,589	77,714	$702,070	46,054	$424,641	65,731	$664,670	32,006	$308,416	158,394	$1,548,513
Class P	3,465	32,537	6	47	3,008	27,208	4	30	2,645	24,986	297	2,708
Administrative Class	289	2,786	9,827	97,755	5,401	44,937	43,555	445,502	365	3,526	678	6,582
Class D	8,173	77,524	5,896	58,345	7,334	67,278	9,750	97,916	3,354	32,839	6,338	62,630
Other Classes	10,256	97,961	10,548	101,150	8,674	80,000	13,479	134,056	4,016	38,792	15,091	148,075

Issued as reinvestment of distributions
Institutional Class	4,519	42,972	16,924	152,682	2,360	21,818	21,484	179,867	3,473	33,612	20,988	189,372
Class P	29	288	0	1	13	121	0	1	20	195	1	14
Administrative Class	36	342	301	2,602	488	4,204	11,681	97,974	70	675	337	3,054
Class D	464	4,452	1,180	10,738	273	2,533	2,058	17,235	214	2,079	1,188	10,765
Other Classes	854	8,174	2,391	21,707	387	3,577	3,554	29,629	413	4,010	2,335	21,073

Cost of shares redeemed
Institutional Class	(75,125)	(705,343)	(127,817)	(1,140,354)	(29,966)	(269,520)	(118,138)	(1,119,358)	(97,111)	(916,940)	(145,943)	(1,368,485)
Class P	(339)	(3,245)	0	0	(151)	(1,440)	0	0	(479)	(4,654)	(8)	(74)
Administrative Class	(238)	(2,272)	(10,767)	(88,949)	(73,466)	(650,353)	(55,655)	(526,375)	(967)	(9,456)	(1,573)	(14,860)
Class D	(2,418)	(23,159)	(10,347)	(93,652)	(2,521)	(22,727)	(12,941)	(125,017)	(2,147)	(20,455)	(10,546)	(100,433)
Other Classes	(8,822)	(83,975)	(20,877)	(189,341)	(6,249)	(55,949)	(26,329)	(257,143)	(8,481)	(80,449)	(18,711)	(178,037)
Net increase (decrease) resulting from Fund share transactions	(16,763)	$(154,369)	(45,021)	$(365,199)	(38,361)	$(323,672)	(41,767)	$(361,013)	(62,609)	$(582,824)	28,866	$330,897

	Global Bond Fund (Unhedged)				Global Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	8,536	$76,187	16,202	$150,704	2,261	$21,089	5,806	$54,939
Class P	0	0	0	0	192	1,731	1	10
Administrative Class	1,660	15,047	5,494	56,921	8	75	0	0
Class D	216	1,990	102	871	0	0	0	0
Other Classes	0	0	0	0	781	7,211	1,908	18,058

Issued as reinvestment of distributions
Institutional Class	1,486	13,358	11,381	95,137	221	2,040	1,119	9,923
Class P	0	0	0	0	1	9	0	1
Administrative Class	377	3,390	2,765	23,071	0	1	0	1
Class D	1	12	2	12	0	0	0	0
Other Classes	0	0	0	0	47	432	225	1,958

Cost of shares redeemed
Institutional Class	(14,772)	(129,123)	(49,801)	(469,762)	(2,523)	(22,898)	(14,213)	(127,214)
Class P	0	0	0	0	(12)	(115)	0	0
Administrative Class	(2,515)	(21,941)	(7,825)	(73,146)	(2)	(20)	0	0
Class D	(96)	(781)	(4)	(32)	0	0	0	0
Other Classes	0	0	0	0	(767)	(6,981)	(2,465)	(22,771)
Net increase (decrease) resulting from Fund share transactions	(5,107)	$(41,861)	(21,684)	$(216,224)	207	$2,574	(7,619)	$(65,095)

116	PIMCO Funds	International Institutional Funds

(Unaudited) September 30, 2009

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
Developing Local Markets Fund	$16,577	$(60,402)	$(43,825)
Emerging Local Bond Fund	49,477	(41,447)	8,030
Emerging Markets and Infrastructure Bond Fund	370	(46)	324
Emerging Markets Bond Fund	185,947	(41,363)	144,584
Foreign Bond Fund (Unhedged)	82,629	(158,242)	(75,613)
Foreign Bond Fund (U.S. Dollar-Hedged)	155,959	(129,386)	26,573
Global Bond Fund (Unhedged)	34,099	(51,618)	(17,519)
Global Bond Fund (U.S. Dollar-Hedged)	6,433	(9,825)	(3,392)

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected deflationary adjustments, passive foreign investment companies and unamortized premium on convertible bonds for federal income tax purposes.

13.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

Semiannual Report	September 30, 2009	117

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	eRAFI	enhanced Research Affiliates Fundamental Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI EM	eRAFI Emerging Markets Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJUBS	Dow Jones-UBS Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	SPGCCNTR	S&P GSCI Corn Index
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
CPI	Consumer Price Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	TUCPI	Turkey Consumer Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corporation
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	MAIA	Michigan Association of Insurance Agents
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor's Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

118	PIMCO Funds	International Institutional Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2009	119

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

120	PIMCO Funds	International Institutional Funds

(Unaudited)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including

Semiannual Report	September 30, 2009	121

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

122	PIMCO Funds	International Institutional Funds

(Unaudited)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2009	123

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PI_1527505_00 SAR 9/30/09

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2009

Bond Funds

Share Classes

SHORT-DURATION

PIMCO Money Market Fund

PIMCO Short-Term Fund

PIMCO Low Duration Fund

PIMCO Floating Income Fund

PIMCO Government Money

Market Fund

GOVERNMENT/MORTGAGE

PIMCO Long-Term

U.S. Government Fund

PIMCO GNMA Fund

PIMCO Mortgage-Backed

Securities Fund

INCOME

PIMCO Income Fund

CREDIT STRATEGY

PIMCO Diversified Income Fund

PIMCO High Yield Fund

PIMCO Investment Grade

Corporate Bond Fund

INTERNATIONAL

PIMCO Global Advantage Strategy Bond Fund

PIMCO Global Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(U.S. Dollar-Hedged)

PIMCO Foreign Bond Fund

(Unhedged)

PIMCO Emerging Markets

Bond Fund

PIMCO Emerging Local Bond Fund

PIMCO Developing Local

Markets Fund

ABSOLUTE RETURN

PIMCO Unconstrained Bond Fund

PIMCO Unconstrained Tax Managed Bond Fund

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of each Fund carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

		Page

Chairman’s Letter		4
Important Information About the Funds		6
Benchmark Descriptions		29
Financial Highlights		208
Statements of Assets and Liabilities		228
Statements of Operations		231
Statements of Changes in Net Assets		234
Statements of Cash Flows		239
Notes to Financial Statements		240
Glossary		258
Privacy Policy		259
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		260

FUND	Fund Summary	Schedule of Investments

Developing Local Markets Fund	8	32
Diversified Income Fund	9	41
Emerging Local Bond Fund	10	54
Emerging Markets Bond Fund	11	63
Floating Income Fund	12	71
Foreign Bond Fund (Unhedged)	13	79
Foreign Bond Fund (U.S. Dollar-Hedged)	14	90
Global Advantage Strategy Bond Fund	15	102
Global Bond Fund (U.S. Dollar-Hedged)	16	110
GNMA Fund	17	120
Government Money Market Fund	18	124
High Yield Fund	19	125
Income Fund	20	136
Investment Grade Corporate Bond Fund	21	145
Long-Term U.S. Government Fund	22	158
Low Duration Fund	23	164
Money Market Fund	24	174
Mortgage-Backed Securities Fund	25	175
Short-Term Fund	26	181
Unconstrained Bond Fund	27	192
Unconstrained Tax Managed Bond Fund	28	201

Semiannual Report	September 30, 2009	3

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

•

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

•

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

•

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

•

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

4	PIMCO Funds

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

•

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

•

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	5

Important Information About the Funds

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks as described in each Fund’s prospectus. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these risks and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio. Income from the Unconstrained Tax Managed Bond Fund may be subject to Federal and State income taxes.

The inception date on each Fund’s performance page is the inception date of the Fund’s oldest share class or classes. Unless otherwise indicated, the actual share class (A, B, C or R) is the Fund’s oldest share class. The oldest share class for the following Funds is the Institutional share class, and the class A, B, and C shares were first offered in (month/year): Short-Term Fund (1/97), Money Market Fund (1/97), Low Duration Fund (1/97), Long-Term U.S. Government Fund (1/97), High Yield Fund (1/97), Foreign Bond Fund (U.S. Dollar-Hedged) (1/97), Mortgage-Backed Securities Fund (7/00), GNMA Fund (A shares 11/00 and B&C shares 5/01), Foreign Bond Fund (Unhedged) (A&C shares 7/04), Investment Grade Corporate Bond Fund (A&C shares 7/04), Emerging Local Bond Fund (A&C shares 7/07), and Unconstrained Bond Fund (A Shares 6/08 and C Shares 7/08). The oldest share class for Income Fund is Class A, and Class C shares were first offered in 3/07. The R Shares for each Fund were first offered in (12/02) except Income Fund, which was first offered in (3/07), Unconstrained Bond Fund, which was first offered in (7/08), and Global Advantage Strategy Bond Fund, which was first offered (2/09). Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the oldest share class to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) which declines from either 3.5% in the first year to 0% at the end of the fifth year or 5% in the first year declining to 0% at the end of the sixth year, depending on the fund and when the shares were purchased. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase. (These charges do not apply to the Government Money Market or Money Market Funds.)

Effective November 1, 2009, Class B shares of PIMCO Funds will no longer be available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Returns charts assume the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The charts and Average Annual Total Return tables reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

6	PIMCO Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from April 1, 2009 to September 30, 2009, with the exception of the Government Money Market Fund, which is from May 14, 2009 (the date the Fund commenced operations) to September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	7

PIMCO Developing Local Markets Fund

Class A:	PLMAX
Class C:	PLMCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in currencies of, or fixed-income instruments denominated in currencies of, developing markets. The Fund defines a “developing market” as any non-U.S. country, excluding those countries that have been classified by the World Bank as high income Organization for Economic Co-operation and Development (“OECD”) economies for the past five consecutive years.

•	An overweight to Brazil benefited returns as the Brazil sub index outperformed the JPMorgan Emerging Local Markets Index Plus (Unhedged) (the “benchmark index”) for the period.

•	An overweight to Poland benefited returns as the Poland sub index outperformed the benchmark index for the period.

•

An out-of-benchmark position in high-quality financials benefited performance as high-quality financials had positive performance for the period, as represented by the Bank and Brokerage components of the Barclays Capital Global Credit Index, which returned 18.59% and 15.73%, respectively, for the period.

•	An overweight to China detracted from performance as the China sub index underperformed the benchmark index for the period.

•	An underweight to Hungary detracted from performance as the Hungary sub index outperformed the benchmark index for the period.

•	An overweight to Mexico detracted from performance as the Mexico sub index underperformed the benchmark index for the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (05/31/05)
PIMCO Developing Local Markets Fund Class A	24.20%	5.12%	6.77%
PIMCO Developing Local Markets Fund Class A (adjusted)	19.54%	1.18%	5.84%
PIMCO Developing Local Markets Fund Class C (adjusted)	22.75%	3.34%	5.98%
JPMorgan Emerging Local Markets Index Plus (Unhedged)	15.09%	3.00%	8.89%
Lipper Emerging Markets Debt Funds Average	27.67%	15.30%	7.15%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.25% and 2.00% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

United States	51.9%
Short-Term Instruments	10.0%
Brazil	6.6%
South Korea	6.4%
Germany	3.7%
Other	21.4%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,242.01	$1,237.45	$1,018.75	$1,014.99
Expenses Paid During Period†	$7.08	$11.27	$6.38	$10.15

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.26% for Class A and 2.01% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds

PIMCO Diversified Income Fund

Class A:	PDVAX
Class B:	PDVBX
Class C:	PDICX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Exposure to emerging market (“EM”) debt benefited performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”), returned 22.13% for the period, outperforming the Barclays Capital Global Credit Hedged USD Index (the “Fund’s primary benchmark index”).

•

An overweight allocation to high-yield bonds benefited performance as high-yield credits, as represented by the Barclays Capital Global High Yield Index, outperformed the Fund’s primary benchmark index.

•	Exposure to mortgage-backed securities (“MBS”) detracted from performance as MBS issues lagged the performance of the Fund’s primary benchmark index.

•

An underweight allocation to investment-grade corporate bonds benefited relative performance as this asset class, as represented by the credit component of the Barclays Capital U.S. Aggregate Index, underperformed the Fund’s primary benchmark index.

•	An allocation to Russian debt enhanced performance as the JPMorgan EMBIG Russia sub index returned 22.99%, slightly outperforming the JPMorgan EMBIG.

•	An allocation to Mexico detracted from performance as the JPMorgan EMBIG Mexico sub index returned 15.37%, underperforming the JPMorgan EMBIG.

•	An underweight to the banking sector detracted from relative performance as the sector outperformed the overall credit market.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	Fund Inception (07/31/03)
PIMCO Diversified Income Fund Class A	25.96%	18.32%	5.89%	7.09%
PIMCO Diversified Income Fund Class A (adjusted)	21.24%	13.88%	5.08%	6.43%
PIMCO Diversified Income Fund Class B	25.50%	17.45%	5.10%	6.30%
PIMCO Diversified Income Fund Class B (adjusted)	22.00%	13.95%	5.02%	6.30%
PIMCO Diversified Income Fund Class C (adjusted)	24.50%	16.44%	5.10%	6.30%
Barclays Capital Global Credit Hedged USD Index	17.13%	15.99%	4.83%	5.26%
1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd	23.64%	18.55%	6.39%	7.33%
Lipper Multi-Sector Income Funds Average	22.54%	13.43%	4.89%	6.05%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.19% for Class A shares and 1.94% for Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	49.1%
Sovereign Issues	17.0%
Foreign Currency-Denominated Issues	10.9%
Mortgage-Backed Securities	7.7%
Short-Term Instruments	5.9%
U.S. Treasury Obligations	3.5%
Other	5.9%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,259.60	$1,254.98	$1,254.97	$1,019.15	$1,015.39	$1,015.39
Expenses Paid During Period†	$6.68	$10.91	$10.91	$5.97	$9.75	$9.75

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.18% for Class A, 1.93% for Class B and 1.93% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	9

PIMCO Emerging Local Bond Fund

Class A:	PELAX
Class C:	PELCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments denominated in currencies of countries with emerging securities markets, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

An underweight to Chile benefited performance as the Chile sub index underperformed the JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) (the “benchmark index”) for the period.

•	An underweight to Thailand benefited relative performance as the Thailand sub index underperformed the benchmark index for the period.

•	An overweight to Mexico detracted from performance as the Mexico sub index underperformed the benchmark index for the period.

•	An underweight to Hungary detracted from relative performance as the Hungary sub index outperformed the benchmark index for the period.

•	An underweight to Turkey detracted from performance as the Turkey sub index outperformed the benchmark index for the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (12/29/06)
PIMCO Emerging Local Bond Fund Class A	30.29%	16.25%	8.16%
PIMCO Emerging Local Bond Fund Class A (adjusted)	25.45%	11.88%	6.66%
PIMCO Emerging Local Bond Fund Class C (adjusted)	28.82%	14.40%	7.35%
JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	26.01%	12.63%	10.87%	**
Lipper Emerging Markets Debt Funds Average	27.67%	15.30%	5.10%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 12/31/06.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.35% and 2.10% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Return Through September 30, 2009

Allocation Breakdown‡

United States	20.3%
Brazil	13.2%
Hungary	9.5%
South Africa	9.0%
Short-Term Instruments	6.6%
Turkey	6.2%
Poland	6.1%
Colombia	5.2%
Other	23.9%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,302.94	$1,298.18	$1,018.25	$1,014.49
Expenses Paid During Period†	$7.85	$12.16	$6.88	$10.66

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.36% for Class A and 2.11% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds

PIMCO Emerging Markets Bond Fund

Class A:	PAEMX
Class B:	PBEMX
Class C:	PEBCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to countries with emerging market countries, which may be represented by forwards or derivatives such as options, futures, contracts, or swap agreements.

•	An underweight to China benefited performance as the China sub index underperformed the JPMorgan Emerging Markets Bond Index Global (the “benchmark index”) for the period.

•	An underweight to Lebanon benefited relative performance as the Lebanon sub index underperformed the benchmark index for the period.

•	An underweight to Malaysia benefited performance as the Malaysia sub index underperformed the benchmark index for the period.

•

An overweight to emerging markets (“EM”) corporate securities benefited performance. EM corporate securities, as represented by the JPMorgan Corporate Emerging Markets Bond Index, returned 30.33% and outperformed EM sovereigns, as represented by the JPMorgan Emerging Markets Bond Index Global, which returned 22.13% for the period.

•	An underweight to Ukraine detracted from performance as the Ukraine sub index outperformed the benchmark index for the period.

•	An underweight to Argentina detracted from performance as the Argentina sub index outperformed the benchmark index for the period.

•	An underweight to Venezuela detracted from performance as the Venezuela sub index outperformed the benchmark index for the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Emerging Markets Bond Fund Class A	23.48%	17.66%	8.06%	14.09%	11.15%
PIMCO Emerging Markets Bond Fund Class A (adjusted)	18.84%	13.25%	7.23%	13.65%	10.81%
PIMCO Emerging Markets Bond Fund Class B	23.02%	16.79%	7.26%	13.49%	10.67%
PIMCO Emerging Markets Bond Fund Class B (adjusted)	19.52%	13.29%	7.19%	13.49%	10.67%
PIMCO Emerging Markets Bond Fund Class C (adjusted)	22.02%	15.79%	7.26%	13.25%	10.34%
JPMorgan Emerging Markets Bond Index (EMBI) Global	22.13%	18.67%	8.81%	11.53%	9.06%
Lipper Emerging Markets Debt Funds Average	27.67%	15.30%	8.21%	12.01%	8.63%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month- end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.28% for Class A shares and 2.03% for Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Russia	15.3%
Brazil	15.3%
Mexico	12.1%
United States	10.8%
Colombia	6.7%
Indonesia	6.0%
Panama	5.4%
Short-Term Instruments	0.8%
Other	27.6%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,234.76	$1,230.23	$1,230.22	$1,018.65	$1,014.89	$1,014.89
Expenses Paid During Period†	$7.17	$11.35	$11.35	$6.48	$10.25	$10.25

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.28% for Class A, 2.03% for Class B and 2.03% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	11

PIMCO Floating Income Fund

Class A:	PFIAX
Class C:	PFNCX

Portfolio Insights

•

The Fund seeks maximum current yield, consistent with prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investments that effectively enable the Fund to achieve floating rate income, including, but not limited to variable and floating-rate fixed-income instruments, fixed-income instruments with durations of less than or equal to one year, and fixed-rate fixed-income instruments with respect to which the Fund has entered into derivative instruments to effectively convert the fixed-rate interest payments into floating-rate interest payments, each of which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Exposure to emerging market (“EM”) debt benefited performance. EM debt, as represented by the JPMorgan Emerging Markets Bond Index Global (“EMBIG”), returned 22.13% for the period outperforming 3-month LIBOR Index (the “Fund’s primary benchmark index”).

•	An allocation to high-yield bonds benefited performance as high-yield credits, as represented by the Barclays Capital Global High Yield Index, outperformed the Fund’s primary benchmark index.

•	Exposure to mortgage-backed securities (“MBS”) detracted from performance as MBS issues lagged the performance of EM, high-yield, and investment-grade credits.

•	An allocation to investment-grade corporate bonds was somewhat negative for relative performance as this asset class underperformed other credit asset classes, such as EM and high-yield debt.

•	An allocation to Russian debt benefited performance as the JPMorgan EMBIG Russia sub index returned 22.99%, slightly outperforming the JPMorgan EMBIG.

•	An allocation to Mexico detracted from performance as the JPMorgan EMBIG Mexico sub index returned 15.37%, underperforming the JPMorgan EMBIG.

•	An overweight to the utility sector detracted from relative performance as the sector underperformed the overall credit market.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	Fund Inception (07/30/04)
PIMCO Floating Income Fund Class A	25.00%	7.35%	2.24%	2.35%
PIMCO Floating Income Fund Class A (adjusted)	22.21%	4.97%	1.78%	1.90%
PIMCO Floating Income Fund Class C (adjusted)	23.82%	6.03%	1.93%	2.02%
3 Month LIBOR Index	0.46%	1.77%	3.77%	3.70%	**
Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hedged	23.92%	6.91%	1.72%	1.87%	**
Lipper Loan Participation Funds Average	25.34%	6.66%	2.29%	2.45%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 07/31/04.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.03% and 1.33% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	56.1%
Foreign Currency- Denominated Issues	13.7%
U.S. Government Agencies	9.3%
Mortgage-Backed Securities	7.3%
Sovereign Issues	5.9%
Short-Term Instruments	1.9%
Other	5.8%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,250.02	$1,248.19	$1,020.31	$1,018.80
Expenses Paid During Period†	$5.36	$7.04	$4.81	$6.33

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A and 1.25% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

12	PIMCO Funds

PIMCO Foreign Bond Fund (Unhedged)

Class A:	PFUAX
Class C:	PFRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

•	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

•	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

•	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

•	An overweight to Australian duration detracted from performance as Australian yields increased.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	Fund Inception (04/30/04)
PIMCO Foreign Bond Fund (Unhedged) Class A	29.07%	23.70%	6.31%	6.55%
PIMCO Foreign Bond Fund (Unhedged) Class A (adjusted)	24.23%	19.06%	5.50%	5.80%
PIMCO Foreign Bond Fund (Unhedged) Class C (adjusted)	27.60%	21.79%	5.52%	5.74%
JPMorgan GBI Global ex-US FX NY Index Unhedged in USD**	12.75%	16.72%	7.10%	7.41%
Lipper International Income Funds Average	16.40%	15.80%	5.78%	5.94%

* Cumulative return. All Fund returns are net of fees and expenses.

** The inception date for the JPMorgan GBI Global ex-US FX NY Index Unhedged in USD was 05/03/2004. Prior to 05/03/2004, the performance of the JPMorgan GBI Global ex-US Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.32% and 2.07% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

United States	37.5%
Germany	11.1%
France	9.6%
Italy	8.1%
United Kingdom	7.2%
Australia	5.9%
Netherlands	5.7%
Short-Term Instruments	2.9%
Other	12.0%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,290.75	$1,286.04	$1,020.10	$1,016.34
Expenses Paid During Period†	$5.69	$9.97	$5.01	$8.80

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.99% for Class A and 1.74% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	13

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

Class A:	PFOAX
Class B:	PFOBX
Class C:	PFOCX
Class R:	PFRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

•

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

•	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

•	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

•	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

•	An overweight to Australian duration detracted from performance as Australian yields increased.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/02/92)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A	15.89%	16.78%	5.39%	5.95%	7.34%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	11.54%	12.40%	4.59%	5.55%	7.10%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B	15.46%	15.92%	4.61%	5.40%	7.02%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	11.96%	12.42%	4.52%	5.40%	7.02%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	14.46%	14.92%	4.61%	5.16%	6.55%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged) Class R	15.74%	16.49%	5.12%	5.69%	7.07%
JPMorgan GBI Global ex-U.S. Index Hedged in USD	1.97%	7.62%	5.18%	5.46%	7.00%	**
Lipper International Income Funds Average	16.40%	15.80%	5.78%	6.32%	6.44%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 11/30/92.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares, 1.90% for Class B shares, 1.90% for Class C shares, and 1.40% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

United States	37.4%
France	11.6%
Germany	10.5%
Japan	8.9%
Italy	7.6%
United Kingdom	6.7%
Short-Term Instruments	1.5%
Other	15.8%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,158.88	$1,154.61	$1,154.61	$1,157.41	$1,020.16	$1,016.39	$1,016.39	$1,018.90
Expenses Paid During Period†	$5.30	$9.34	$9.34	$6.65	$4.96	$8.74	$8.74	$6.23

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.98% for Class A, 1.73% for Class B, 1.73% for Class C and 1.23% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

14	PIMCO Funds

PIMCO Global Advantage Strategy Bond Fund

Class A:	PGSAX
Class C:	PAFCX
Class R:	PSBRX

Portfolio Insights

•

The Fund seeks total return, which exceeds that of its benchmarks, consistent with prudent investment management by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Curve-steepening positions in the U.S., Eurozone and U.K. benefited performance as long-end yields rose while short-end yields declined.

•	An underweight to emerging market credit detracted from performance as spreads narrowed significantly.

•	Exposure to swap spreads in the U.S., Eurozone and U.K. benefited performance as swap spreads narrowed.

•	An overweight to U.S. Agency mortgage-backed securities benefited performance as spreads narrowed over the period.

•	An overweight to inflation-linked bonds in the U.S. and Japan benefited performance as the inflation-linked bonds outperformed nominal bonds and breakeven rates rose.

•	An underweight to investment-grade corporate securities detracted from performance as credit spreads tightened sharply in both the U.S. and Eurozone.

Cumulative Total Return for the period ended September 30, 2009

	6 Months*	Fund Inception (02/05/09)
PIMCO Global Advantage Strategy Bond Fund Class A	14.00%	15.06%
PIMCO Global Advantage Strategy Bond Fund Class A (adjusted)	9.75%	10.74%
PIMCO Global Advantage Strategy Bond Fund Class C (adjusted)	12.57%	13.48%
PIMCO Global Advantage Strategy Bond Fund Class R	13.85%	14.86%
Barclays Capital U.S. Aggregate Index	5.59%	6.77%
PIMCO Global Advantage Bond Index (GLADI)	15.19%	16.33%
Lipper Global Income Funds Average	15.90%	15.46%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative return since 01/30/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.20% for Class A shares, 1.95% for Class C shares, and 1.45% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

United States	32.2%
France	9.2%
Japan	8.3%
Netherlands	8.0%
Brazil	7.8%
Mexico	7.7%
Short-Term Instruments	3.6%
Other	23.2%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,140.05	$1,135.70	$1,138.51	$1,019.55	$1,015.79	$1,018.30
Expenses Paid During Period†	$5.90	$9.90	$7.24	$5.57	$9.35	$6.83

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Class A, 1.85% for Class C and 1.35% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 1.10% for Class A, 1.85% for Class C and 1.35% for Class R reflect net annualized expenses after application of an expense waiver of 0.07%, 0.08% and 0.41% for Class A, Class C and Class R.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	15

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

Class A:	PAIIX
Class B:	PBIIX
Class C:	PCIIX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital, by investing under normal circumstances at least 80% of its assets in fixed-income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

•

A U.S. curve positioning contributed to performance, but was offset by an overweight to U.S. duration (or sensitivity to changes in market interest rates) as short-term yields increased less than long-term yields.

•	Holdings of corporate bonds, especially those of select financial companies, contributed to performance as spreads on these bonds narrowed during the period.

•	Positions in Agency mortgage-backed securities (“MBS”), non-Agency MBS and asset-backed securities contributed to performance as prices on these securities showed improvement during the period.

•	A position in Japanese inflation-linked bonds contributed to returns as real bonds outperformed nominal Japanese government bonds.

•	An overweight to Australian duration detracted from performance as Australian yields increased.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/02/95)
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A	12.55%	14.22%	4.86%	5.93%	6.65%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class A (adjusted)	8.33%	9.94%	4.06%	5.53%	6.36%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B	12.14%	13.37%	4.08%	5.38%	6.24%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class B (adjusted)	8.64%	9.87%	3.99%	5.38%	6.24%
PIMCO Global Bond Fund (U.S. Dollar-Hedged) Class C (adjusted)	11.14%	12.37%	4.07%	5.14%	5.85%
JPMorgan GBI Global Hedged in USD	1.18%	7.31%	5.20%	5.68%	6.57%	**
Lipper Global Income Funds Average	15.90%	12.98%	5.15%	6.19%	6.35%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 09/30/95.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.45% for Class A shares and 2.19% for Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

United States	37.2%
France	14.3%
Australia	7.5%
Short-Term Instruments	6.7%
United Kingdom	6.5%
Netherlands	5.3%
Italy	5.2%
Other	17.3%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,125.53	$1,121.39	$1,121.39	$1,020.31	$1,016.55	$1,016.55
Expenses Paid During Period†	$5.06	$9.04	$9.04	$4.81	$8.59	$8.59

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.95% for Class A, 1.70% for Class B and 1.70% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

16	PIMCO Funds

PIMCO GNMA Fund

Class A:	PAGNX
Class B:	PBGNX
Class C:	PCGNX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of securities of varying maturities issued by the Government National Mortgage Association (“GNMA”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An increasing overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

•	An underweight to 30-year GNMA securities added to returns as they underperformed the broader mortgage-backed securities (“MBS”) index over the period.

•	A curve-steepening position benefited performance as the 30-year U.S. Treasury yield rose more than the two-year yield over the period.

•	A flat-to-overweight interest rate duration detracted from performance as U.S. Treasury rates sold off during the period.

•	Exposure to commercial MBS added to returns as the commercial MBS sector outperformed fixed-rate MBS.

•	Exposure to consumer asset-backed securities (“ABS”) benefited performance as consumer ABS outperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO GNMA Fund Class A	5.08%	9.78%	5.72%	6.48%	6.39%
PIMCO GNMA Fund Class A (adjusted)	1.15%	5.65%	4.92%	6.07%	6.06%
PIMCO GNMA Fund Class B	4.68%	8.97%	4.94%	5.90%	5.92%
PIMCO GNMA Fund Class B (adjusted)	1.18%	5.47%	4.85%	5.90%	5.92%
PIMCO GNMA Fund Class C (adjusted)	3.68%	7.97%	4.94%	5.67%	5.59%
Barclays Capital GNMA Index	2.82%	9.33%	5.77%	6.31%	6.15%
Lipper GNMA Funds Average	4.19%	9.87%	5.08%	5.61%	5.44%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.06% for Class A shares and 1.81% for Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	90.7%
Mortgage-Backed Securities	4.1%
Asset-Backed Securities	3.5%
U.S. Treasury Obligations	1.1%
Short-Term Instruments	0.6%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,050.76	$1,046.84	$1,046.84	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.63	$8.47	$8.47	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A, 1.65% for Class B and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	17

PIMCO Government Money Market Fund

Class A:	AMAXX
Class C:	AMGXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 80% of its assets in a portfolio of U.S. government securities. The Fund may invest in the following: U.S. Treasury Bills, notes, and other obligations issued by, or guaranteed as to principal and interest by, the U.S. government (including its agencies and instrumentalities) and repurchase agreements secured by such obligations.

•	The Fund had a focus on high-quality and short-maturity assets. The Fund ended the period with an average credit quality of AAA.

•	The Fund’s exposure to high-quality Agency-discount notes provided a slight yield advantage over U.S. Treasury Bills.

•	An allocation to Agency securities helped provide a yield advantage over three-month U.S. Treasury Bills.

Cumulative Total Return for the period ended September 30, 2009

	7-Day Yield	30-Day Yield	6 Months*	Fund Inception (01/27/09)
PIMCO Government Money Market Fund Class A	0.02%	0.02%	0.09%	0.14%
PIMCO Government Money Market Fund Class C	0.02%	0.02%	0.09%	0.09%
Citigroup 3-Month Treasury Bill Index	—	—	0.09%	0.12%	**
Lipper Institutional U.S. Government Money Market Funds Average	—	—	0.05%	0.10%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratio is 0.44% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Investment return and the value of an investor’s shares will fluctuate. Shares may be worth more or less than original cost when redeemed. Money market funds are not insured or guaranteed by the FDIC or any other government agency, and although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Commercial Paper	62.1%
Repurchase Agreements	28.9%
U.S. Government Agencies	9.0%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance††
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (05/14/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,000.87	$1,000.86	$1,023.71	$1,023.76
Expenses Paid During Period†	$1.03	$0.99	$1.37	$1.32

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.27% for Class A, and 0.26% for Class C), multiplied by the average account value over the period, multiplied by 140/365 (to reflect the period since the classes commenced operations on 05/14/09). The Fund’s Class A and Class C hypothetical expenses reflect an amount as if the classes had been operational for the entire fiscal half year. The annualized expense ratio of 0.27% for Class A, and 0.26% for Class C reflects net annualized expenses after application of an expense waiver of 0.19%.

†† Hypothetical Performance reflects a beginning account value as of 04/01/09.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

18	PIMCO Funds

PIMCO High Yield Fund

Class A:	PHDAX
Class B:	PHDBX
Class C:	PHDCX
Class R:	PHYRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high-yield securities (“junk bonds”), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

•	An emphasis on financials was a significant contributor to relative performance as they outperformed the Fund’s benchmark index.

•	Strong security selection in the consumer cyclical sector, where auto-related credits materially outperformed the broader industry category, added to returns.

•	An underweight to the energy sector, which lagged the overall high-yield market during the period, benefited relative performance.

•	A below-index weighting to consumer non-cyclicals, where beverage and tobacco companies led the underperformance for the broader sector, was a significant contributor to performance.

•	As real estate bonds posted very robust returns, led by real estate developers and managers, an underweight to the sector detracted from performance.

•	An underweight to gaming companies, which significantly outperformed the broader high-yield market, detracted from relative returns.

•	Exposure to investment-grade bonds detracted from performance as the high-grade bond market was significantly outpaced by high-yield bonds.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/15/92)
PIMCO High Yield Fund Class A	34.95%	17.56%	4.68%	5.38%	7.36%
PIMCO High Yield Fund Class A (adjusted)	29.89%	13.15%	3.89%	4.98%	7.06%
PIMCO High Yield Fund Class B	34.46%	16.70%	3.91%	4.83%	7.03%
PIMCO High Yield Fund Class B (adjusted)	30.96%	13.20%	3.83%	4.83%	7.03%
PIMCO High Yield Fund Class C (adjusted)	33.46%	15.70%	3.91%	4.60%	6.57%
PIMCO High Yield Fund Class R	34.78%	17.28%	4.42%	5.12%	7.08%
BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index***	31.21%	17.51%	5.27%	5.78%	7.16%	**
Lipper High Current Yield Funds Average	33.65%	13.11%	4.15%	4.54%	5.77%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 12/31/92.

*** The inception date for the BofA Merrill Lynch U.S. High Yield, BB-B rated, Constrained Index was 12/31/1996. Prior to 12/31/1996, the performance of the BofA Merrill Lynch US High Yield, Cash Pay, BB-B Rated Index is shown.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.91% for Class A shares, 1.66% for Class B shares, 1.66% for Class C shares, and 1.16% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	76.1%
Foreign Currency- Denominated Issues	9.9%
Bank Loan Obligations	4.1%
Mortgage-Backed Securities	4.0%
Short-Term Instruments	1.9%
Other	4.0%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,349.46	$1,344.56	$1,344.56	$1,347.84	$1,020.46	$1,016.70	$1,016.70	$1,019.20
Expenses Paid During Period†	$5.42	$9.82	$9.82	$6.89	$4.66	$8.44	$8.44	$5.92

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 1.17% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	19

PIMCO Income Fund

Class A:	PONAX
Class C:	PONCX
Class R:	PONRX

Portfolio Insights

•

The Fund seeks to maximize current income, with long-term capital appreciation as a secondary objective, by investing under normal circumstances at least 65% of its total assets in a multi-sector portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

The Fund’s above-index duration (or sensitivity to changes in market interest rates) for the majority of the period detracted from performance as U.S. Treasury yields moved higher across the yield curve. However, exposure to duration shorter than the benchmark index towards the end of the period helped to partially offset the negative effect on performance.

•	A curve-steepening bias benefited performance as the yield curve steepened over the period.

•	Exposure to high-yield securities benefited performance as the sector saw a significant rebound and posted strong positive performance over the period.

•	Exposure to Agency fixed-rate mortgage-backed securities detracted from performance as they underperformed the Fund’s benchmark over the period.

•	Exposure to investment-grade bonds added to returns as this sector posted positive performance over the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (03/30/07)
PIMCO Income Fund Class A	17.62%	12.72%	5.04%
PIMCO Income Fund Class A (adjusted)	12.99%	8.38%	3.37%
PIMCO Income Fund Class C (adjusted)	16.15%	10.74%	4.20%
PIMCO Income Fund Class R	17.46%	12.39%	4.76%
Barclays Capital U.S. Aggregate Index	5.59%	10.56%	6.56%	**
Lipper Multi-Sector Income Funds Average	22.54%	13.43%	3.27%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 03/31/07.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.42% for Class A shares, 2.19% for Class C shares, and 1.75% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	63.8%
Corporate Bonds & Notes	14.7%
Mortgage-Backed Securities	11.9%
Asset-Backed Securities	5.2%
Short-Term Instruments	2.0%
Other	2.4%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,176.19	$1,171.46	$1,174.58	$1,020.36	$1,016.60	$1,019.10
Expenses Paid During Period†	$5.13	$9.20	$6.49	$4.76	$8.54	$6.02

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.94% for Class A, 1.69% for Class C and 1.19% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.94% for Class A, 1.69% for Class C and 1.19% for Class R reflects net annualized expenses after application of an expense waiver of 0.05%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

20	PIMCO Funds

PIMCO Investment Grade Corporate Bond Fund

Class A:	PBDAX
Class C:	PBDCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of investment-grade corporate fixed-income securities of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration (or sensitivity to changes in market interest rates) position detracted from performance as U.S. yields trended higher over the period.

•	An above-benchmark allocation to the banking sector, which outperformed the benchmark index, contributed to the Fund’s returns.

•	A below-index exposure to the Real Estate Investment Trust (“REIT”) sector, which performed relatively well compared to the benchmark index, detracted from relative performance.

•	The Fund’s greater-than-index allocation to natural gas pipeline issues added to returns as this sector outperformed the benchmark index over the period.

•	An overweight position in the energy sector detracted from returns as energy sector bonds underperformed the benchmark index over the period.

•	An underweight exposure to insurance bonds detracted from returns as this sector outperformed the benchmark index over the period.

•	A below-benchmark allocation to technology securities benefited performance as the sector underperformed the Fund’s benchmark index.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	Fund Inception (04/28/00)
PIMCO Investment Grade Corporate Bond Fund Class A	18.90%	24.01%	6.12%	7.96%
PIMCO Investment Grade Corporate Bond Fund Class A (adjusted)	14.40%	19.38%	5.31%	7.53%
PIMCO Investment Grade Corporate Bond Fund Class C (adjusted)	17.46%	22.09%	5.33%	7.16%
Barclays Capital Credit Investment Grade Index	16.94%	19.49%	4.72%	6.88%	**
Lipper Intermediate Investment Grade Debt Funds Average	11.46%	11.65%	3.87%	5.63%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/00.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.90% and 1.65% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Banking & Finance	35.1%
Industrials	34.5%
Utilities	14.0%
U.S. Treasury Obligations	3.8%
Short-Term Instruments	2.5%
Other	10.1%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,189.00	$1,184.62	$1,020.56	$1,016.80
Expenses Paid During Period†	$4.94	$9.04	$4.56	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Class A and 1.65% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	21

PIMCO Long-Term U.S. Government Fund

Class A:	PFGAX
Class B:	PFGBX
Class C:	PFGCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income securities that are issued or guaranteed by the U.S. government, its agencies or government-sponsored enterprises.

•

Duration positioning (or sensitivity to changes in market interest rates) during the period detracted from relative performance as an average above-index duration positioning detracted value as yields rose across most maturities.

•	A curve-steepening bias benefited performance as the two- to 30-year U.S. Treasury yield spread steepened.

•	An allocation to interest rate swaps benefited relative performance as swap spreads narrowed.

•	An out-of-benchmark allocation to long-Agency debentures benefited performance as they outperformed like-duration U.S. Treasuries for the period.

•	A small out-of benchmark allocation to U.S. Treasury Inflation-Protected Securities (“TIPS”) benefited performance as U.S. TIPS outperformed like-duration U.S. Treasuries.

•	Exposure to corporate securities benefited performance as they outperformed like-duration U.S. Treasuries during the reporting period.

•	Exposure to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed U.S. Treasuries for the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/01/91)
PIMCO Long-Term U.S. Government Fund Class A	4.05%	15.83%	5.98%	7.87%	9.07%
PIMCO Long-Term U.S. Government Fund Class A (adjusted)	0.15%	11.49%	5.17%	7.46%	8.79%
PIMCO Long-Term U.S. Government Fund Class B	3.66%	14.97%	5.19%	7.31%	8.76%
PIMCO Long-Term U.S. Government Fund Class B (adjusted)	0.16%	11.47%	5.11%	7.31%	8.76%
PIMCO Long-Term U.S. Government Fund Class C (adjusted)	2.66%	13.97%	5.19%	7.07%	8.27%
Barclays Capital Long-Term Treasury Index	-2.94%	9.15%	6.63%	7.95%	8.70%	**
Lipper General U.S. Government Funds Average	1.90%	8.03%	4.14%	5.25%	5.92%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 06/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.905% for Class A shares and 1.655% for Class B and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	61.2%
U.S. Government Agencies	24.5%
Corporate Bonds & Notes	5.1%
Mortgage-Backed Securities	4.9%
Short-Term Instruments	2.0%
Other	2.3%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,040.49	$1,036.62	$1,036.61	$1,020.56	$1,016.80	$1,016.80
Expenses Paid During Period†	$4.60	$8.42	$8.42	$4.56	$8.34	$8.34

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.895% for Class A, 1.645% for Class B and 1.645% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

22	PIMCO Funds

PIMCO Low Duration Fund

Class A:	PTLAX
Class B:	PTLBX
Class C:	PTLCX
Class R:	PLDRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-index duration (or sensitivity to changes in market interest rates) detracted from performance as interest rates increased during the period.

•	Holdings of Agency mortgage pass-through securities added to returns as these high-quality assets outperformed the overall mortgage-backed securities (“MBS”) market.

•	Exposure to non-Agency MBS benefited performance as the sector showed strong performance during the period.

•	An emphasis on the financials sector benefited performance as the sector outperformed the broader investment-grade corporate sector.

•	Tactical holdings of high-yield bonds benefited returns as high-yield credit performed well during the period.

•	A small exposure to emerging markets contributed to performance as the sector outperformed U.S. Treasuries.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Low Duration Fund Class A	11.73%	12.93%	4.30%	4.81%	6.23%
PIMCO Low Duration Fund Class A (adjusted)	9.21%	10.39%	3.83%	4.57%	6.08%
PIMCO Low Duration Fund Class B	11.32%	12.10%	3.52%	4.26%	5.98%
PIMCO Low Duration Fund Class B (adjusted)	6.32%	7.10%	3.18%	4.26%	5.98%
PIMCO Low Duration Fund Class C (adjusted)	10.45%	11.38%	3.78%	4.29%	5.70%
PIMCO Low Duration Fund Class R	11.59%	12.66%	4.04%	4.55%	5.96%
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	0.67%	3.46%	4.03%	4.54%	5.92%	**
Lipper Short Investment Grade Debt Funds Average	7.09%	5.13%	2.57%	3.82%	5.25%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.88% for Class A shares, 1.63% for Class B shares, 1.38% for Class C shares, and 1.13% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	34.4%
Corporate Bonds & Notes	25.2%
U.S. Government Agencies	23.6%
Mortgage-Backed Securities	8.3%
Short-Term Instruments	0.6%
Other	7.9%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,117.28	$1,113.16	$1,114.51	$1,115.92	$1,020.81	$1,017.05	$1,018.30	$1,019.55
Expenses Paid During Period†	$4.51	$8.48	$7.16	$5.83	$4.31	$8.09	$6.83	$5.57

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.85% for Class A, 1.60% for Class B, 1.35% for Class C and 1.10% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	23

PIMCO Money Market Fund

Class A:	PYAXX
Class B:	PYCXX
Class C:	PKCXX

Portfolio Insights

•

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity, by investing at least 95% of its total assets in a diversified portfolio of money market securities that are in the highest-rating category for short-term obligations.

•	The Fund had a focus on high-quality and short-maturity assets. The Fund ended the period with an average credit quality of AAA.

•	The Fund’s weighted average maturity moved longer over the period, ending at 55 days, taking advantage of higher yields further out on an upward-sloping money market yield curve.

•

The Fund moved its exposure from Agency-discount notes to high-quality commercial paper as high-quality commercial paper provided a yield advantage over Agency-discount notes, as overall money market rates moved lower over the period.

Average Annual Total Return for the period ended September 30, 2009

	7-Day Yield	30-Day Yield	6 Months*	1 Year	5 Years	10 Years	Fund Inception (03/01/91)
PIMCO Money Market Fund Class A	0.05%	0.05%	0.06%	0.26%	2.90%	2.75%	3.52%
PIMCO Money Market Fund Class B	0.05%	0.05%	0.06%	0.09%	2.39%	2.30%	3.17%
PIMCO Money Market Fund Class C	0.05%	0.05%	0.06%	0.27%	2.90%	2.75%	3.53%
Citigroup 3-Month Treasury Bill Index	—	—	0.09%	0.39%	2.96%	2.96%	3.76%	**
Lipper Money Market Funds Average	—	—	0.05%	0.50%	2.72%	2.59%	3.56%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 02/28/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return will fluctuate. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. Money market funds are not insured or guaranteed by the FDIC or any other government agency. Although these funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.59% for Class A shares, 1.49% for Class B shares, and 0.59% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Commercial Paper	51.4%
Repurchase Agreements	32.5%
U.S. Government Agencies	9.6%
Corporate Bonds & Notes	4.1%
Other	2.4%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,000.56	$1,000.56	$1,000.56	$1,023.36	$1,023.41	$1,023.36
Expenses Paid During Period†	$1.71	$1.65	$1.71	$1.72	$1.67	$1.72

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.34% for Class A, 0.33% for Class B and 0.34% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.34% for Class A, 0.33% for Class B, and 0.34% for Class C reflects net annualized expenses after application of an expense waiver of 0.27%, 1.18% and 0.27% for Class A, Class B, and Class C respectively.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

24	PIMCO Funds

PIMCO Mortgage-Backed Securities Fund

Class A:	PMRAX
Class B:	PMRBX
Class C:	PMRCX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of mortgage-related fixed-income instruments of varying maturities (such as mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, and mortgage dollar rolls), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to mortgage spread duration added to returns as mortgage spreads compressed in the last quarter of the period.

•

An underweight to conventional 30-year 4.50% coupon mortgage-backed securites (“MBS”) (issued by the Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) benefited performance as they underperformed higher-coupon conventional 30-year MBS (with coupons 5% and higher) for most of second and third quarters of 2009.

•	A modest overweight to interest rate duration detracted from performance as U.S. Treasury rates sold off over the period.

•	Exposure to commercial MBS added to returns as they outperformed fixed-rate MBS over the period.

•	Exposure to short-maturity home equity asset-backed securities benefited performance as they outperformed fixed-rate MBS over the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (07/31/97)
PIMCO Mortgage-Backed Securities Fund Class A	8.67%	10.72%	5.28%	6.44%	6.35%
PIMCO Mortgage-Backed Securities Fund Class A (adjusted)	4.57%	6.56%	4.49%	6.03%	6.02%
PIMCO Mortgage-Backed Securities Fund Class B	8.27%	9.90%	4.50%	5.89%	5.90%
PIMCO Mortgage-Backed Securities Fund Class B (adjusted)	4.77%	6.40%	4.42%	5.89%	5.90%
PIMCO Mortgage-Backed Securities Fund Class C (adjusted)	7.26%	8.90%	4.50%	5.64%	5.56%
Barclays Capital U.S. MBS Fixed Rate Index	2.88%	9.85%	5.95%	6.45%	6.27%
Lipper U.S. Mortgage Funds Average	5.65%	7.52%	3.64%	4.91%	4.74%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 2.04% for Class A shares, 2.74% for Class B shares, and 2.77% for Class C shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	78.9%
Mortgage-Backed Securities	12.8%
Asset-Backed Securities	7.3%
Corporate Bonds & Notes	0.5%
Short-Term Instruments	0.4%
Other	0.1%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class B	Class C	Class A	Class B	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,086.69	$1,082.67	$1,082.63	$1,020.00	$1,016.24	$1,016.24
Expenses Paid During Period†	$5.28	$9.19	$9.19	$5.11	$8.90	$8.90

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.01% for Class A, 1.76% for Class B and 1.76% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	25

PIMCO Short-Term Fund

Class A:	PSHAX
Class B:	PTSBX
Class C:	PFTCX
Class R:	PTSRX

Portfolio Insights

•

The Fund seeks maximum-current income, consistent with preservation of capital and daily liquidity, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An above-benchmark U.S. duration (or sensitivity to changes in market interest rates) detracted from returns as interest rates moved higher across the yield curve.

•	A curve-steepening bias was slightly positive for performance as the yield curve steepened over the period.

•	An emphasis on Agency mortgage-backed securities (“MBS”) benefited performance as Agency MBS outperformed U.S. Treasuries.

•	Exposure to the investment-grade corporate sector added to returns as the sector posted very strong performance over the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (10/07/87)
PIMCO Short-Term Fund Class A	5.49%	6.09%	3.53%	3.64%	4.92%
PIMCO Short-Term Fund Class A (adjusted)	3.12%	3.71%	3.06%	3.41%	4.83%
PIMCO Short-Term Fund Class B	5.10%	5.31%	2.76%	3.10%	4.67%
PIMCO Short-Term Fund Class B (adjusted)	0.10%	0.31%	2.41%	3.10%	4.67%
PIMCO Short-Term Fund Class C (adjusted)	4.34%	4.78%	3.22%	3.33%	4.61%
PIMCO Short-Term Fund Class R	5.36%	5.83%	3.27%	3.43%	4.77%
Citigroup 3-Month Treasury Bill Index	0.09%	0.39%	2.96%	2.96%	4.34%	**
Lipper Ultra-Short Obligations Funds Average	4.47%	1.75%	1.89%	3.06%	4.89%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 09/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 2.25% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 0.85% for Class A shares, 1.60% for Class B shares, 1.15% for Class C shares, and 1.10% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	43.1%
Corporate Bonds & Notes	36.1%
Asset-Backed Securities	6.0%
Short-Term Instruments	5.2%
Mortgage-Backed Securities	4.4%
Other	5.2%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,054.92	$1,051.00	$1,053.35	$1,053.63	$1,021.01	$1,017.25	$1,019.50	$1,019.75
Expenses Paid During Period†	$4.17	$8.02	$5.71	$5.46	$4.10	$7.89	$5.62	$5.37

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.81% for Class A, 1.56% for Class B, 1.11% for Class C and 1.06% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

26	PIMCO Funds

PIMCO Unconstrained Bond Fund

Class A:	PUBAX
Class C:	PUBCX
Class R:	PUBRX

Portfolio Insights

•

The Fund seeks maximum long-term return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•

Exposure to investment-grade corporate securities, specifically an overweight to financials, benefited performance. Investment-grade corporate spreads decreased by 3.24%, and financial spreads decreased by 4.81% over the period.

•	Exposure to bank capital benefited performance; the BofA Merrill Lynch Preferred Hybrid Securities Index average price increased from $63.59 to $94.25 over the period.

•

Exposure to mortgage-backed securities (“MBS”) benefited performance as fixed-rate Agency MBS spreads improved over the period. Additionally, coupon selection within Agency MBS positions contributed to overall performance.

•	Exposure to municipal bonds, particularly California municipal bonds, benefited performance due to the sector’s strong performance, driven in part by limited supply of new issue municipal bonds.

•	Exposure to emerging market debt contributed to returns as both sovereign and corporate positions within the Fund performed well over the period.

•	A long-duration (or sensitivity to changes in market interest rates) bias in the U.S. detracted from performance as the ten-year U.S. Treasury yield increased over the period.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (06/30/08)
PIMCO Unconstrained Bond Fund Class A	10.79%	14.64%	11.19%
PIMCO Unconstrained Bond Fund Class A (adjusted)	6.60%	10.30%	7.84%
PIMCO Unconstrained Bond Fund Class C (adjusted)	9.37%	12.80%	10.38%
PIMCO Unconstrained Bond Fund Class R	10.65%	14.36%	10.92%
3 Month LIBOR Index (Resets Quarterly)	0.46%	1.77%	1.98%
3 Month LIBOR Index (Resets Monthly)	0.37%	1.48%	1.75%
Lipper General Bond Funds Average	11.69%	8.63%	3.87%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.31% for Class A shares, 2.06% for Class C shares, and 1.56% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

3 Month LIBOR (London Intrabank Offered Rate) Index is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting monthly. Effective August 1, 2009, the Fund selected as its primary benchmark the same 3 Month LIBOR (London Intrabank Offered Rate) Index as described, but resetting quarterly. The Fund does not have a secondary benchmark.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Short-Term Instruments	24.7%
U.S. Treasury Obligations	23.9%
Corporate Bonds & Notes	20.3%
U.S. Government Agencies	16.0%
Asset-Backed Securities	4.1%
Other	11.0%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Class A	Class C	Class R	Class A	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,107.89	$1,103.73	$1,106.52	$1,018.55	$1,014.79	$1,017.30
Expenses Paid During Period†	$6.87	$10.81	$8.19	$6.58	$10.35	$7.84

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.30% for Class A, 2.05% for Class C and 1.55% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	27

PIMCO Unconstrained Tax Managed Bond Fund

Class A:	ATMAX
Class C:	ATMCX

Portfolio Insights

•

The Fund seeks maximum long-term after tax return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	Positive U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as yields increased across the yield curve.

•	Exposure to both mortgage-backed securities and investment-grade corporate securities benefited performance as they outperformed over the period.

•

Yield curve-positioning benefited performance as the yield curve steepened during the first three months of the period and flattened over the final three months, and the Fund was structured to take advantage of these changes in the yield curve.

•

Within the Fund’s municipal bond holdings, exposure to general obligation municipal bonds detracted from performance, while exposure to special-tax municipal bonds added to returns as the sector outperformed the general municipal bond market over the period.

Cumulative Total Return for the period ended September 30, 2009
	6 Months*	Fund Inception (01/30/09)
PIMCO Unconstrained Tax Managed Bond Fund Class A	8.66%	6.40%
PIMCO Unconstrained Tax Managed Bond Fund Class A (adjusted)	4.59%	2.41%
Class A Shares After Taxes on Distributions	8.44%	6.15%
PIMCO Unconstrained Tax Managed Bond Fund Class C (adjusted)	7.25%	4.88%
Class C Shares After Taxes on Distributions	8.09%	5.71%
3 Month LIBOR After Tax	0.35%	0.49%	**
Lipper General Bond Funds Average	11.69%	11.28%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 01/31/09.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month-end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares and 1% CDSC on C shares. Until 05/01/09, a redemption fee of 2% may have applied to shares that were redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. See page 6 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.10% and 1.85% for Class A and Class C shares, respectively. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Municipal Bonds & Notes	64.8%
U.S. Treasury Obligations	10.6%
Corporate Bonds & Notes	8.1%
Short-Term Instruments	4.7%
Mortgage-Backed Securities	3.5%
Other	8.3%
‡	% of Total Investments as of 09/30/09

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Class A	Class C	Class A	Class C
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,086.61	$1,082.49	$1,019.55	$1,015.79
Expenses Paid During Period†	$5.75	$9.66	$5.57	$9.35

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.10% for Class A and 1.85% for Class C), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half period). The annualized expense ratio of 1.10% for Class A and 1.85% for Class C reflect net annualized expense waiver of 0.14%.

Please refer to page 7 herein for an explanation of the information presented in the above Expense Example.

28	PIMCO Funds

Benchmark Descriptions

Index	Description

3 Month LIBOR After Tax	3 Month LIBOR After Tax. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index (Resets Monthly)	3 Month LIBOR Index (Resets Monthly). LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting monthly. It is not possible to invest directly in an unmanaged index.

3 Month LIBOR Index (Resets Quarterly)

3 Month LIBOR Index (Resets Quarterly). LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market, resetting quarterly. It is not possible to invest directly in an unmanaged index.

Barclays Capital Credit Investment Grade Index	Barclays Capital Credit Investment Grade Index is an unmanaged index comprised of publicly issued U.S. corporate and specified non-U.S. debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Global Credit Hedged USD Index	Barclays Capital Global Credit Hedged USD contains investment grade and high yield credit securities from the Multiverse represented in US Dollars on a hedged basis, (Multiverse is the merger of two groups: the Global Aggregate and the Global High Yield). It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital GNMA Index	Barclays Capital GNMA Index is an unmanaged index covering mortgage-backed pass-through securities of the Government National Mortgage Association (GNMA). It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Long-Term Treasury Index	Barclays Capital Long-Term Treasury Index consists of U.S. Treasury issues with maturities of 10 or more years. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. MBS Fixed Rate Index	Barclays Capital U.S. MBS Fixed Rate Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The MBS Index is formed by grouping the universe of over 600,000 individual fixed rate MBS pools into approximately 3,500 generic aggregates. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Semiannual Report	September 30, 2009	29

Benchmark Descriptions  (Cont.)

Index	Description

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Blend of the following three indices at constant .25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hedged	Blend of the following three indices at constant 0.25 year duration: 1/3 each-Barclays Capital Global Aggregate Credit Component, BofA Merrill Lynch Global High Yield BB-B Rated Constrained, JPMorgan EMBI Global; All USD Hdgd: The benchmark is an equally weighted blend of the following three indices at constant 0.25 year duration: Barclays Capital Global Aggregate Credit Index, BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index, JPMorgan EMBI Global; all USD hedged. The Barclays Capital Global Aggregate Credit Index provides a broad-based measure of the global investment-grade fixed income markets. The index does not reflect deduction for fees, expenses or taxes. The BofA Merrill Lynch Global High Yield, BB-B Rated Constrained Index tracks the performance of below investment grade bonds of corporate issuers domiciled in countries having an investment grade foreign currency long term debt rating (based on a composite of Moody’s, S&P, and Fitch). The Index includes bonds denominated in U.S. Dollars, Canadian dollars, sterling, euro (or euro legacy currency), but excludes all multi-currency denominated bonds. Bonds must be rated below investment grade but at least B3 based on a composite of Moody’s, S&P, and Fitch. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. The index is re-balanced on the last calendar day of the month. JPMorgan EMBI Global tracks total returns for U.S. dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities. Brady bonds, loans, Eurobonds and local market instruments. This index only tracks the particular region or country. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index is a subset of The BofA Merrill Lynch US Treasury Index including all securities with a remaining term to final maturity less than 3 years. The BofA Merrill Lynch US Treasury Index tracks the performance of U.S. dollar denominated sovereign debt publicly issued by the U.S. government in its domestic market. Qualifying securities must have at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion. Bills, inflation-linked debt and strips are excluded from the Index; however, original issue zero coupon bonds are included in the index and the amounts outstanding of qualifying coupon securities are not reduced by any portions that have been stripped. It is not possible to invest directly in an unmanaged index. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index	BofA Merrill Lynch U.S. High Yield, BB-B Rated, Constrained Index tracks the performance of BB-B Rated U.S. Dollar-denominated corporate bonds publicly issued in the U.S. domestic market. Qualifying bonds are capitalization-weighted provided the total allocation to an individual issuer (defined by Bloomberg tickers) does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face value of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index. Prior to September 25, 2009, the BofA Merrill Lynch Indices were known as the Merrill Lynch Indices.

30	PIMCO Funds

Index	Description

Citigroup 3-Month Treasury Bill Index	Citigroup 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3 month Treasury Bill issues. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Local Markets Index Plus (Unhedged)	JPMorgan Emerging Local Markets Index Plus (Unhedged) tracks total returns for local-currency-denominated money market instruments in 22 emerging markets countries with at least US $10 billion of external trade. It is not possible to invest directly in an unmanaged index.

JPMorgan Emerging Markets Bond Index (EMBI) Global	JPMorgan Emerging Markets Bond Index (EMBI) Global tracks total returns for United States Dollar denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US FX NY Index Unhedged in USD	JPMorgan GBI Global ex-US FX NY Index Unhedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on an unhedged basis of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global ex-US Index Hedged in USD	JPMorgan GBI Global ex-US Index Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars of major non-U.S. bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan GBI Global Hedged in USD	JPMorgan GBI Global Hedged in USD is an unmanaged index market representative of the total return performance in U.S. dollars on a hedged basis of major world bond markets. It is not possible to invest directly in an unmanaged index.

JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged)	JPMorgan Government Bond Index-Emerging Markets Global Diversified Index (Unhedged) is a comprehensive global local emerging markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

PIMCO Global Advantage Bond Index (GLADI)	The PIMCO Global Advantage Bond Index (GLADI) is a diversified global index that covers a wide spectrum of global fixed income opportunities and sectors, from developed to emerging markets, nominal to real asset, and cash to derivative instruments. Unlike traditional indices, which are frequently comprised of bonds weighted according to their market capitalization, GLADI uses GDP-weighting which puts an emphasis on faster-growing areas of the world and thus makes the index forward-looking in nature.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	31

Schedule of Investments  Developing Local Markets Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 6.5%

Brazil Notas do Tesouro Nacional Series B
6.000% due 05/15/2017	BRL	1,900	$1,970

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		15,170	8,310
10.000% due 01/01/2017		213,076	105,411

Total Brazil (Cost $117,617)			115,691

CAYMAN ISLANDS 0.5%

Atrium CDO Corp.
0.934% due 06/27/2015		$1,137	967

Vita Capital III Ltd.
1.697% due 01/01/2011		9,300	8,761

Total Cayman Islands (Cost $10,290)			9,728

CHILE 0.7%

Banco Santander Chile
0.659% due 12/09/2009		$13,220	13,193

Total Chile (Cost $13,205)			13,193

COLOMBIA 1.4%

Colombia Government International Bond
9.850% due 06/28/2027	COP	20,630,000	11,447
12.000% due 10/22/2015		21,800,000	13,445

Santa Fe de Bogota D.C.
9.750% due 07/26/2028		660,000	315

Total Colombia (Cost $23,183)			25,207

EGYPT 1.9%

Petroleum Export Ltd.
4.623% due 06/15/2010		$5,842	5,731
4.633% due 06/15/2010		696	684
5.265% due 06/15/2011		21,146	20,742

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,264	6,964

Total Egypt (Cost $34,634)			34,121

EL SALVADOR 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$7,500	7,969

Total El Salvador (Cost $8,041)			7,969

GERMANY 3.7%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$65,262	65,595

Total Germany (Cost $65,484)			65,595

INDIA 0.6%

ICICI Bank Ltd.
1.050% due 01/12/2010		$5,700	5,587

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

IDBI Bank Ltd.
5.125% due 12/23/2009		$5,700	$5,701

Total India (Cost $11,365)			11,288

IRELAND 0.1%

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		$1,720	1,765

Total Ireland (Cost $1,708)			1,765

KAZAKHSTAN 0.0%

Intergas Finance BV
6.875% due 11/04/2011		$378	376

Total Kazakhstan (Cost $383)			376

LUXEMBOURG 1.9%

Gazprom International S.A.
7.201% due 02/01/2020		$3,271	3,417

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		7,626	7,751

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		19,600	20,429

Telecom Italia Capital S.A.
4.000% due 01/15/2010		2,500	2,517

Total Luxembourg (Cost $32,870)			34,114

MALAYSIA 0.8%

Malaysia Government International Bond
7.500% due 07/15/2011		$2,950	3,232

Petronas Capital Ltd.
7.000% due 05/22/2012		9,450	10,400

Total Malaysia (Cost $13,664)			13,632

MEXICO 2.0%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	42,900	2,451

Mexican Bonos
7.750% due 12/14/2017		94,000	6,939
8.500% due 12/13/2018		1,300	100

Pemex Finance Ltd.
9.030% due 02/15/2011		$3,180	3,315

Pemex Project Funding Master Trust
0.934% due 12/03/2012		3,000	2,880
2.309% due 10/15/2009		2,918	2,919

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		1,000	1,009
8.750% due 01/31/2016	MXN	214,500	15,512

Total Mexico (Cost $41,241)			35,125

NETHERLANDS 0.4%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010		$500	524

Majapahit Holding BV
7.250% due 10/17/2011		6,750	7,003

Total Netherlands (Cost $7,362)			7,527

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.1%

DnB NOR Bank ASA
0.580% due 10/13/2009		$1,500	$1,499

Total Norway (Cost $1,500)			1,499

PANAMA 1.7%

Panama Government International Bond
9.375% due 07/23/2012		$3,700	4,364
9.625% due 02/08/2011		22,664	25,157

Total Panama (Cost $28,879)			29,521

POLAND 1.0%

Poland Government International Bond
4.750% due 04/25/2012	PLN	50,200	17,319

Total Poland (Cost $16,580)			17,319

QATAR 1.9%

Qatar Petroleum
5.579% due 05/30/2011		$18,176	18,698

Ras Laffan Liquefied Natural Gas Co. Ltd.
8.294% due 03/15/2014		3,600	3,977

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		11,350	11,814

Total Qatar (Cost $33,847)			34,489

RUSSIA 2.3%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$5,109	5,186

Russia Government International Bond
8.250% due 03/31/2010		333	343

TNK-BP Finance S.A.
6.875% due 07/18/2011		14,000	14,245

VTB Capital S.A.
2.183% due 11/02/2009		20,270	20,181

Total Russia (Cost $39,844)			39,955

SOUTH KOREA 6.3%

Export-Import Bank of Korea
0.680% due 11/16/2010		$7,500	7,278

Korea Development Bank
0.687% due 11/22/2012		8,700	8,166
0.728% due 04/03/2010		38,900	38,489
0.910% due 10/20/2009		57,238	57,199
5.300% due 01/17/2013		1,100	1,145

Total South Korea (Cost $112,798)			112,277

SPAIN 0.2%

Santander U.S. Debt S.A. Unipersonal
0.374% due 11/20/2009		$4,400	4,400

Total Spain (Cost $4,400)			4,400

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
TUNISIA 0.5%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	3,800	$5,776
7.375% due 04/25/2012		$3,240	3,580

Total Tunisia (Cost $9,246)			9,356

UNITED ARAB EMIRATES 0.3%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$4,600	4,880

Total United Arab Emirates (Cost $4,894)			4,880

UNITED KINGDOM 2.3%

Bank of Scotland PLC
0.374% due 12/08/2010		$20,300	19,835

Barclays Bank PLC
10.179% due 06/12/2021		15,240	20,068

Vodafone Group PLC
0.660% due 02/27/2012		800	795

Total United Kingdom (Cost $36,350)			40,698

UNITED STATES 51.2%

ASSET-BACKED SECURITIES 1.4%

ACE Securities Corp.
0.296% due 12/25/2036		$450	366
0.336% due 06/25/2037		455	373

Asset-Backed Securities Corp. Home Equity
0.326% due 05/25/2037		405	337

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036		326	301
0.326% due 10/25/2036		426	387
1.246% due 10/25/2037		4,221	2,644

Carrington Mortgage Loan Trust
0.346% due 06/25/2037		2,708	2,354
0.566% due 10/25/2035		388	350

Citigroup Mortgage Loan Trust, Inc.
0.306% due 05/25/2037		544	456
0.306% due 07/25/2045		623	417

Countrywide Asset-Backed Certificates
0.326% due 10/25/2047		406	366
0.346% due 09/25/2047		540	500
0.406% due 02/25/2036		204	196

Credit-Based Asset Servicing & Securitization LLC
0.366% due 07/25/2037		213	155

Daimler Chrysler Auto Trust
1.734% due 09/10/2012		2,300	2,310

Fremont Home Loan Trust
0.296% due 10/25/2036		205	152
0.306% due 01/25/2037		481	314

GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036		154	97

GSAA Trust
0.546% due 05/25/2047		700	315

GSAMP Trust
0.316% due 10/25/2036		44	36
0.316% due 12/25/2036		533	322

HSBC Asset Loan Obligation
0.306% due 12/25/2036		488	399

HSI Asset Securitization Corp. Trust
0.306% due 05/25/2037		680	632

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036	$476	$435
0.306% due 03/25/2047	442	304
0.326% due 03/25/2037	413	341
0.333% due 11/25/2036	119	115
0.356% due 08/25/2036	5,200	2,204

Lehman XS Trust
0.326% due 11/25/2046	1,642	1,443
0.366% due 11/25/2036	178	176
0.416% due 04/25/2046	471	387
0.486% due 09/25/2046	764	161

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	49	49
0.296% due 01/25/2037	365	117

Morgan Stanley ABS Capital I
0.286% due 10/25/2036	291	284
0.296% due 10/25/2036	170	162
0.296% due 11/25/2036	404	393
0.306% due 05/25/2037	444	342

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2037	690	281
5.750% due 04/25/2037	457	352

Nationstar Home Equity Loan Trust
0.306% due 03/25/2037	259	246

New Century Home Equity Loan Trust
0.426% due 05/25/2036	1,049	659

Residential Asset Securities Corp.
0.306% due 01/25/2037	284	265

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	379	333
0.296% due 09/25/2036	119	117
0.306% due 12/25/2036	546	287
0.326% due 11/25/2036	336	146

Soundview Home Equity Loan Trust
0.326% due 06/25/2037	456	344

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037	77	76

Structured Asset Securities Corp.
0.326% due 01/25/2037	355	326
4.900% due 04/25/2035	505	337

WaMu Asset-Backed Certificates
0.296% due 01/25/2037	362	251

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	522	364

Wells Fargo Home Equity Trust
0.346% due 03/25/2037	165	162

		25,238

CORPORATE BONDS & NOTES 42.3%

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	310

American Express Centurion Bank
0.402% due 12/17/2009	1,400	1,400

American Express Credit Corp.
1.646% due 05/27/2010	23,600	23,653

American International Group, Inc.
0.620% due 10/18/2011	2,800	2,467

Anadarko Petroleum Corp.
7.625% due 03/15/2014	12,400	14,167

Bank of America Corp.
0.591% due 11/06/2009	3,200	3,200
0.669% due 06/22/2012	25,000	25,250

Bank of America N.A.
0.839% due 06/23/2010	1,000	1,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Cos. LLC
5.300% due 10/30/2015		$800	$846
6.400% due 10/02/2017		300	327

Citibank N.A.
0.289% due 09/21/2012		16,030	16,044

Citigroup Funding, Inc.
0.821% due 04/30/2012		24,985	25,212

Citigroup, Inc.
0.519% due 05/18/2011		8,900	8,684
0.579% due 05/18/2010		12,800	12,745

Countrywide Financial Corp.
1.251% due 11/23/2010	EUR	500	728

Credit Suisse USA, Inc.
0.505% due 11/20/2009		$2,000	2,001
0.640% due 08/15/2010		800	801

Dow Chemical Co.
2.718% due 08/08/2011		6,200	6,302

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010		665	670

El Paso Performance-Linked Trust
7.750% due 07/15/2011		2,900	2,977

Ford Motor Credit Co. LLC
5.700% due 01/15/2010		16,950	16,946
7.375% due 10/28/2009		10,610	10,613

General Electric Capital Corp.
0.414% due 05/08/2012		52,500	52,508
0.510% due 08/15/2011		2,800	2,732
0.564% due 12/07/2012		12,500	12,603
0.645% due 04/10/2012		24,000	23,137
0.933% due 02/01/2011		28,000	27,890

General Mills, Inc.
0.635% due 01/22/2010		3,700	3,700

Genworth Global Funding Trusts
0.699% due 04/15/2014		4,800	3,780

Hartford Life Global Funding Trusts
0.479% due 06/16/2014		4,800	3,579

Hewlett-Packard Co.
0.359% due 06/15/2010		3,900	3,904
1.430% due 05/27/2011		12,000	12,192

Home Depot, Inc.
0.420% due 12/16/2009		1,800	1,799

HSBC Bank USA N.A.
0.430% due 12/14/2009		1,750	1,750

HSBC Finance Corp.
0.380% due 03/12/2010		3,825	3,813
0.714% due 05/10/2010		4,414	4,397
0.720% due 11/16/2009		15,600	15,607

International Lease Finance Corp.
0.627% due 05/24/2010		9,000	8,575
0.927% due 07/01/2011		10,000	8,736

John Deere Capital Corp.
1.052% due 06/10/2011		20,900	21,040

JPMorgan Chase & Co.
0.684% due 01/17/2011		10,960	10,953
0.993% due 09/26/2013	EUR	4,400	6,181

Kimberly-Clark Corp.
0.588% due 07/30/2010		$12,400	12,420

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)		4,600	794
2.951% due 05/25/2010 (a)		6,600	1,138
3.011% due 12/23/2010 (a)		5,900	1,018
4.730% due 06/01/2011 (a)(h)	CAD	5,325	774
6.875% due 05/02/2018 (a)		$6,974	1,273
7.875% due 05/08/2018 (a)	GBP	5,000	1,189

See Accompanying Notes	Semiannual Report	September 30, 2009	33

Schedule of Investments  Developing Local Markets Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012		$2,300	$2,213
2.709% due 05/12/2010		27,400	27,754

Metropolitan Life Global Funding I
0.480% due 05/17/2010		6,050	6,039
0.549% due 03/15/2012		4,100	3,906

Morgan Stanley
0.599% due 01/15/2010		8,800	8,797
0.642% due 06/20/2012		25,000	25,259
0.760% due 01/18/2011		6,989	6,925

National Rural Utilities Cooperative Finance Corp.
1.372% due 07/01/2010		300	301

Ohio Power Co.
5.300% due 11/01/2010		2,000	2,068

PACCAR, Inc.
1.469% due 09/14/2012		8,000	8,024

Pacific Gas & Electric Co.
1.252% due 06/10/2010		5,000	5,029

Pemex Project Funding Master Trust
0.934% due 12/03/2012		5,000	4,800
1.599% due 06/15/2010		105,618	105,191

Pfizer, Inc.
4.450% due 03/15/2012		4,500	4,783

SLM Corp.
0.499% due 03/15/2011		700	631
0.664% due 07/26/2010		800	760
0.734% due 10/25/2011		1,000	839
0.973% due 12/15/2010	EUR	600	799
5.375% due 05/15/2014		$1,100	843

Sprint Nextel Corp.
0.683% due 06/28/2010		3,400	3,303

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,970

U.S. Bancorp
0.871% due 05/06/2010		500	501

UnitedHealth Group, Inc.
0.472% due 06/21/2010		2,400	2,391
1.768% due 02/07/2011		16,000	16,017

Universal City Florida Holding Co. I & II
5.233% due 05/01/2010		4,500	4,421

Verizon Wireless Capital LLC
3.025% due 05/20/2011		15,000	15,525

Wachovia Bank N.A.
0.418% due 12/02/2010		9,000	9,005
0.453% due 05/25/2010		9,400	9,403

Wachovia Corp.
0.411% due 12/01/2009		100	100
0.419% due 03/15/2011		9,700	9,637
0.633% due 04/23/2012		6,000	5,876
0.639% due 10/15/2011		22,800	22,489

Wells Fargo & Co.
0.346% due 03/22/2010		4,700	4,702
0.592% due 01/24/2012		3,700	3,660

Xerox Corp.
1.042% due 12/18/2009		3,600	3,600

XTO Energy, Inc.
7.500% due 04/15/2012		2,042	2,265

			753,653

MORTGAGE-BACKED SECURITIES 2.6%

American Home Mortgage Investment Trust
0.486% due 05/25/2047		524	122

Banc of America Mortgage Securities, Inc.
4.091% due 07/25/2034		829	734

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	$710	$500
5.285% due 08/25/2036	600	255

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	28	28

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	504	430

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	4,321	2,712
5.636% due 01/26/2036	7,672	4,378

CC Mortgage Funding Corp.
0.376% due 05/25/2048	1,573	533

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	412	352
4.647% due 08/25/2035	1,286	510

Commercial Mortgage Pass-Through Certificates
0.343% due 04/15/2017	332	330
0.741% due 02/16/2034	1,931	1,695

Countrywide Alternative Loan Trust
0.426% due 02/20/2047	2,195	1,042
0.426% due 05/25/2047	1,804	811
0.516% due 05/25/2036	428	63
0.596% due 06/25/2037	648	154
1.016% due 11/25/2035	602	319
1.901% due 02/25/2036	564	294
5.304% due 10/25/2035	450	338
6.000% due 02/25/2037	438	373

Countrywide Home Loan Mortgage Pass-Through Trust
0.586% due 03/25/2036	800	152
3.885% due 04/20/2035	3,968	3,739
5.535% due 02/20/2036	612	405

CS First Boston Mortgage Securities Corp.
3.735% due 06/25/2033	2,004	1,709

CW Capital Cobalt Ltd.
5.484% due 04/15/2047	600	473

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	318	300
0.326% due 02/25/2037	269	256
0.326% due 03/25/2037	95	94

Downey Savings & Loan Association Mortgage Loan Trust
0.556% due 11/19/2037	800	9

First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	413	323

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	820	765
5.366% due 08/25/2035	1,341	1,112

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	1,096	868
0.326% due 01/25/2047	744	595
0.456% due 10/25/2046	600	92
0.516% due 04/25/2036	628	209
0.516% due 11/25/2045	268	141

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	1,622	1,338

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	322	306

Indymac Index Mortgage Loan Trust
4.944% due 12/25/2034	910	552

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	516

MASTR Adjustable Rate Mortgages Trust
0.356% due 05/25/2047	11	11

MASTR Alternative Loans Trust
0.646% due 03/25/2036	530	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	$600	$449

Merrill Lynch Floating Trust
0.313% due 06/15/2022	997	766

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	1,224	880
1.246% due 10/25/2035	1,593	1,410

Morgan Stanley Capital I
0.304% due 10/15/2020	1,139	872

Residential Accredit Loans, Inc.
0.346% due 09/25/2046	489	457
0.646% due 10/25/2045	448	240

Residential Asset Securitization Trust
0.646% due 01/25/2046	1,139	531

Sequoia Mortgage Trust
3.781% due 04/20/2035	551	491

Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	600	602

Structured Adjustable Rate Mortgage Loan Trust
3.692% due 07/25/2034	3,822	3,507
5.297% due 01/25/2035	1,449	1,118

Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036	843	821
0.376% due 03/25/2037	409	189
0.496% due 07/19/2035	1,019	771

Structured Asset Securities Corp.
3.832% due 10/25/2035	618	376

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	16	16
0.356% due 01/25/2037	319	292

WaMu Mortgage Pass-Through Certificates
0.656% due 11/25/2045	600	179
0.656% due 12/25/2045	600	160
1.711% due 12/25/2046	1,218	580
1.711% due 07/25/2047	1,391	641
2.101% due 11/25/2042	434	269

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.661% due 04/25/2047	784	157

		45,963

U.S. GOVERNMENT AGENCIES 2.0%

Fannie Mae
2.251% due 06/01/2043 - 07/01/2044	936	935
4.648% due 11/01/2035	410	423
5.000% due 02/25/2017	156	161
5.176% due 09/01/2035	561	591
5.186% due 10/01/2035	430	453
5.208% due 11/01/2035	470	495
5.220% due 08/01/2035	420	443
5.238% due 09/01/2035	430	457
5.500% due 09/01/2026	266	282

Freddie Mac
0.379% due 03/09/2011	11,500	11,522
0.387% due 08/24/2010	157	157
0.506% due 08/25/2031	360	289
0.526% due 09/25/2031	338	308
0.657% due 04/01/2011	20,076	20,112
3.432% due 08/01/2035	64	66

		36,694

34	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 2.9%

U.S. Treasury Notes
0.875% due 03/31/2011	$50,000	$50,191
0.875% due 04/30/2011	624	626

		50,817

Total United States (Cost $955,771)		912,365

SHORT-TERM INSTRUMENTS 9.9%

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$4,600	4,600
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.125% due 02/28/2011 - 08/31/2013 valued at $4,695. Repurchase proceeds are $4,600.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009		$6,143	$6,143
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $6,269. Repurchase proceeds are $6,143.)

			10,743

MEXICO TREASURY BILLS 2.7%
4.958% due 03/11/2010	MXN	681,646	49,410

U.S. TREASURY BILLS 0.2%
0.237% due 02/25/2010 - 03/25/2010 (b)(d)(e)		$3,233	3,231

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.4%
11,303,419	113,181

Total Short-Term Instruments (Cost $177,324)	176,565

Total Investments 98.7% (Cost $1,802,480)	$1,758,655

Written Options (g) (0.0%) (Premiums $1,821)	(150)

Other Assets and Liabilities (Net) 1.3%	23,391

Net Assets 100.0%	$1,781,896

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,279 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $953 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,072	$923

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	1.471%	$2,000	$(1)	$0	$(1)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	13.720%	01/02/2017	MLP	BRL	18,200	$385	$73	$312

(g)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$180,000	$1,764	$98
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100	1	0

							$1,765	$98

See Accompanying Notes	Semiannual Report	September 30, 2009	35

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Foreign Currency Options
Description	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus COP	COP 1,863.000	10/22/2009	$ 8,000	$56	$52

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,180	$100,400	$1,684
Sales	2,456	245,500	2,868
Closing Buys	(702)	(57,400)	(474)
Expirations	(2,934)	(100,400)	(2,257)
Exercised	0	0	0

Balance at 09/30/2009	0	$188,100	$1,821

(h)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Lehman Brothers Holdings, Inc.	4.730%	06/01/2011	10/10/2008	$393	$774	0.04%

(i)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$200	$208	$209
Freddie Mac	6.000%	10/01/2039	2,400	2,525	2,533

				$2,733	$2,742

(j)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	ARS	66,758	10/2009	MSC	$54	$0	$54
Sell	BRL	4,644	10/2009	BOA	0	(121)	(121)
Buy		3,698	10/2009	CITI	87	0	87
Buy		110,399	10/2009	HSBC	1,815	0	1,815
Sell		30,379	10/2009	HSBC	0	(812)	(812)
Buy		3,815	10/2009	JPM	153	0	153
Sell		82,889	10/2009	JPM	0	(5,672)	(5,672)
Buy		187	02/2010	HSBC	3	0	3
Sell		107,448	02/2010	HSBC	0	(1,501)	(1,501)
Sell	CAD	453	10/2009	CITI	0	(4)	(4)
Sell	CHF	319	10/2009	RBC	0	(13)	(13)
Sell		319	12/2009	HSBC	1	0	1
Buy	CLP	18,848,849	11/2009	BCLY	1,897	0	1,897
Sell		536,150	11/2009	BOA	21	0	21
Buy		12,424,805	11/2009	CITI	1,140	0	1,140
Sell		15,965,121	11/2009	CITI	449	(53)	396
Sell		1,065,000	11/2009	DUB	54	0	54
Sell		4,344,530	11/2009	HSBC	1	(418)	(417)
Sell		1,187,518	11/2009	JPM	0	(73)	(73)
Buy	CNY	63,236	03/2010	BCLY	0	(85)	(85)
Sell		3,002	03/2010	BCLY	1	0	1
Buy		67,040	03/2010	BOA	0	(72)	(72)
Buy		54,344	03/2010	CITI	0	(90)	(90)
Buy		158,523	03/2010	DUB	0	(236)	(236)
Sell		13,614	03/2010	DUB	19	0	19
Buy		52,292	03/2010	HSBC	0	(77)	(77)
Buy		488	03/2010	JPM	0	(1)	(1)
Buy		43,329	06/2010	BCLY	0	(35)	(35)
Buy		18,143	06/2010	CITI	0	(10)	(10)
Buy		7,799	06/2010	DUB	0	(8)	(8)
Buy		56,386	06/2010	HSBC	0	(47)	(47)
Buy		31,000	07/2010	BCLY	0	(14)	(14)
Buy		33,970	08/2010	DUB	0	(15)	(15)

36	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	COP	19,883,055	11/2009	BCLY	$1,905	$0	$1,905
Sell		11,631,468	11/2009	BCLY	0	(1,034)	(1,034)
Sell		2,116,500	11/2009	BOA	0	(96)	(96)
Buy		26,740,838	11/2009	CITI	1,688	0	1,688
Sell		4,579,000	11/2009	CITI	0	(371)	(371)
Sell		5,544,120	11/2009	HSBC	0	(251)	(251)
Buy		5,025,000	11/2009	JPM	102	0	102
Sell		4,168,000	11/2009	MSC	0	(158)	(158)
Buy		30,880,618	11/2009	RBS	3,169	0	3,169
Buy	CZK	326,728	11/2009	BCLY	2,056	0	2,056
Sell		75,113	11/2009	BCLY	0	(348)	(348)
Buy		500,000	11/2009	BOA	2,463	0	2,463
Buy		417,417	11/2009	DUB	1,953	0	1,953
Buy		568,500	11/2009	HSBC	3,173	(35)	3,138
Buy		661,911	11/2009	JPM	3,944	0	3,944
Sell		38,676	11/2009	JPM	0	(239)	(239)
Buy		127,800	11/2009	RBS	398	0	398
Sell		101,576	11/2009	UBS	0	(460)	(460)
Sell	EUR	2,187	10/2009	BCLY	0	(67)	(67)
Sell		2,616	10/2009	BNP	0	(82)	(82)
Sell		3,990	10/2009	UBS	33	0	33
Sell	GBP	1,361	10/2009	BNP	98	0	98
Buy	HKD	432,003	12/2009	DUB	0	(6)	(6)
Buy		600,677	12/2009	JPM	0	(21)	(21)
Buy		266,796	12/2009	MSC	0	(17)	(17)
Buy	HUF	10,226,268	10/2009	BCLY	10,233	0	10,233
Sell		4,224,742	10/2009	BCLY	77	(192)	(115)
Sell		2,845,791	10/2009	CITI	65	(155)	(90)
Buy		1,776,978	10/2009	DUB	575	0	575
Sell		1,540,493	10/2009	HSBC	0	(1,343)	(1,343)
Buy		553,421	10/2009	JPM	0	(4)	(4)
Sell		2,908,404	10/2009	JPM	0	(376)	(376)
Sell		1,037,235	10/2009	UBS	0	(616)	(616)
Buy		3,819,878	01/2010	BCLY	0	(69)	(69)
Buy		2,632,585	01/2010	CITI	0	(62)	(62)
Buy	IDR	269,437,163	11/2009	BCLY	1,477	0	1,477
Sell		11,176,000	11/2009	BCLY	0	(146)	(146)
Buy		18,302,600	11/2009	CITI	101	0	101
Buy		52,610,406	11/2009	HSBC	271	0	271
Buy		57,575,204	11/2009	JPM	297	0	297
Sell		10,695,000	11/2009	RBS	0	(96)	(96)
Sell		22,660,000	01/2010	BCLY	0	(92)	(92)
Buy		48,339,990	01/2010	DUB	273	0	273
Buy		49,087,500	01/2010	HSBC	291	0	291
Buy		43,829,625	01/2010	JPM	189	0	189
Sell		10,200,000	01/2010	JPM	0	(32)	(32)
Buy		20,500,000	03/2010	CITI	52	0	52
Buy	ILS	62,232	11/2009	BCLY	1,047	0	1,047
Sell		19,695	11/2009	BCLY	0	(230)	(230)
Buy		19,542	11/2009	BNP	0	(10)	(10)
Buy		118,539	11/2009	HSBC	1,574	0	1,574
Buy		97,907	11/2009	JPM	1,467	0	1,467
Sell		19,742	11/2009	JPM	0	(237)	(237)
Buy		3,166	11/2009	RBS	11	0	11
Buy	INR	204,607	10/2009	BCLY	71	0	71
Buy		701,951	10/2009	CITI	61	0	61
Sell		1,817,631	10/2009	CITI	0	(72)	(72)
Buy		204,777	10/2009	HSBC	53	0	53
Buy		577,178	10/2009	JPM	249	0	249
Sell		72,435	10/2009	JPM	0	(6)	(6)
Buy		201,553	10/2009	MSC	47	0	47
Sell		10,670	11/2009	BCLY	0	(1)	(1)
Buy		377,076	11/2009	DUB	203	0	203
Buy		244,388	01/2010	JPM	24	0	24
Buy		1,817,631	03/2010	CITI	0	(37)	(37)
Sell	JPY	27,608	10/2009	BNP	0	(9)	(9)
Buy	KRW	15,299,195	11/2009	BCLY	935	0	935
Sell		547,580	11/2009	BCLY	0	(24)	(24)
Buy		2,516,800	11/2009	BOA	135	0	135
Sell		709,379	11/2009	BOA	0	(34)	(34)
Buy		13,708,565	11/2009	CITI	820	0	820
Buy		837,358	11/2009	HSBC	27	0	27
Sell		2,556,000	11/2009	HSBC	0	(168)	(168)
Buy		11,603,846	11/2009	RBS	799	0	799

See Accompanying Notes	Semiannual Report	September 30, 2009	37

Schedule of Investments  Developing Local Markets Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	1,290,377	11/2009	BCLY	$124	$(127)	$(3)
Sell		138,175	11/2009	BCLY	0	(46)	(46)
Sell		32,988	11/2009	BOA	75	0	75
Buy		151,370	11/2009	CITI	957	(2)	955
Sell		53,863	11/2009	CITI	0	(127)	(127)
Buy		734,595	11/2009	DUB	2,024	(140)	1,884
Sell		107,539	11/2009	DUB	105	(12)	93
Buy		391,367	11/2009	HSBC	0	(755)	(755)
Sell		1,062,202	11/2009	HSBC	639	(165)	474
Buy		744,835	11/2009	JPM	1,251	(216)	1,035
Sell		311,364	11/2009	JPM	114	(73)	41
Buy		103,195	11/2009	MLP	672	0	672
Buy	MYR	35,463	11/2009	BCLY	356	0	356
Sell		7,769	11/2009	BCLY	0	(41)	(41)
Buy		3,540	11/2009	CITI	21	0	21
Buy		17,402	11/2009	DUB	115	0	115
Buy		49,419	11/2009	JPM	477	0	477
Sell		3,554	11/2009	JPM	0	(25)	(25)
Buy		3,550	02/2010	BCLY	20	0	20
Buy		3,060	02/2010	CITI	15	0	15
Buy		8,805	02/2010	DUB	31	0	31
Buy		12,257	02/2010	JPM	24	0	24
Buy		31,903	06/2010	BCLY	42	(3)	39
Buy	PEN	52,473	01/2010	BCLY	821	0	821
Sell		648	01/2010	BCLY	0	(5)	(5)
Sell		3,023	01/2010	BOA	0	(48)	(48)
Buy		1,635	01/2010	CITI	27	0	27
Sell		12,097	01/2010	CITI	0	(214)	(214)
Sell		11,970	01/2010	DUB	0	(223)	(223)
Buy		5,800	01/2010	JPM	11	0	11
Buy	PHP	602,192	11/2009	BCLY	260	0	260
Sell		194,440	11/2009	BOA	0	(84)	(84)
Buy		417,250	11/2009	CITI	136	0	136
Buy		935,063	11/2009	DUB	522	0	522
Sell		49,400	11/2009	DUB	0	(38)	(38)
Buy		14,625	11/2009	JPM	7	0	7
Sell		49,250	11/2009	UBS	0	(34)	(34)
Sell	PLN	44,468	11/2009	BCLY	0	(1,585)	(1,585)
Buy		8,591	11/2009	BNP	0	(16)	(16)
Sell		6,626	11/2009	CITI	0	(302)	(302)
Buy		151,629	11/2009	DUB	5,880	(67)	5,813
Buy		445,080	11/2009	HSBC	23,056	(133)	22,923
Sell		221,661	11/2009	HSBC	0	(7,627)	(7,627)
Buy		80,702	11/2009	JPM	1,765	(5)	1,760
Sell		17,945	11/2009	JPM	0	(592)	(592)
Buy		219,008	11/2009	MLP	13,802	0	13,802
Sell		49	11/2009	MLP	0	(3)	(3)
Buy		23,862	11/2009	RBS	288	0	288
Buy		1,706	11/2009	UBS	85	0	85
Sell		16,414	11/2009	UBS	0	(701)	(701)
Buy	RON	79,778	11/2009	BCLY	775	0	775
Buy		8,697	11/2009	CITI	0	(11)	(11)
Buy		23,822	11/2009	DUB	238	0	238
Buy		9,558	11/2009	GSC	85	0	85
Sell	RUB	163,381	10/2009	HSBC	0	(66)	(66)
Buy		163,381	10/2009	JPM	300	0	300
Buy		27,903	11/2009	JPM	61	0	61
Buy		3,083	01/2010	BCLY	0	0	0
Buy		225,981	01/2010	HSBC	116	0	116
Buy	SGD	38,334	11/2009	BCLY	890	0	890
Sell		3,205	11/2009	BCLY	0	(55)	(55)
Buy		134	11/2009	BOA	2	0	2
Sell		5,765	11/2009	BOA	0	(91)	(91)
Buy		7,028	11/2009	CITI	113	0	113
Buy		136,524	11/2009	DUB	3,364	0	3,364
Buy		434	11/2009	HSBC	7	0	7
Sell		4,328	11/2009	HSBC	0	(71)	(71)
Buy		65,088	11/2009	RBS	1,355	0	1,355
Buy		4,300	02/2010	CITI	51	0	51
Buy		4,241	02/2010	HSBC	9	0	9
Buy		1,442	02/2010	JPM	23	0	23
Buy		5,654	03/2010	CITI	10	0	10
Buy		5,697	03/2010	DUB	40	0	40
Sell	THB	94,229	11/2009	BCLY	0	(58)	(58)

38	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	THB	114,544	11/2009	CITI	$104	$0	$104
Buy		128,528	11/2009	DUB	98	0	98
Sell		34,360	11/2009	DUB	0	(27)	(27)
Buy		585,679	11/2009	JPM	337	0	337
Sell		205,060	11/2009	RBS	0	(132)	(132)
Buy	TRY	14,708	11/2009	BCLY	267	(34)	233
Sell		3,220	11/2009	BCLY	0	(152)	(152)
Sell		2,678	11/2009	BNP	0	(31)	(31)
Buy		62,457	11/2009	HSBC	2,996	0	2,996
Buy		93,278	11/2009	JPM	5,153	0	5,153
Sell		1,546	11/2009	JPM	0	(33)	(33)
Buy		7,668	11/2009	RBS	126	0	126
Buy		14,316	11/2009	UBS	521	0	521
Buy	TWD	504,913	11/2009	BCLY	410	0	410
Buy		501,872	11/2009	CITI	264	0	264
Buy		254,956	11/2009	DUB	120	0	120
Sell		129,920	11/2009	DUB	0	(76)	(76)
Buy	ZAR	659,179	11/2009	BCLY	18,318	(6)	18,312
Sell		720,886	11/2009	BCLY	0	(9,458)	(9,458)
Sell		18,095	11/2009	BNP	0	(187)	(187)
Sell		8,069	11/2009	CITI	0	(65)	(65)
Buy		199,663	11/2009	DUB	5,032	0	5,032
Buy		7,686	11/2009	HSBC	7	0	7
Sell		128,154	11/2009	HSBC	0	(2,409)	(2,409)
Buy		1,932	11/2009	JPM	19	0	19
Sell		79,084	11/2009	JPM	0	(2,007)	(2,007)
Buy		771,284	11/2009	MLP	22,079	0	22,079
Buy		41,484	11/2009	RBS	473	0	473
Sell		48,318	11/2009	UBS	0	(375)	(375)

					$165,586	$(45,306)	$120,280

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$115,691	$0	$115,691
South Korea	0	112,277	0	112,277
United States	0	911,989	376	912,365
Short-Term Instruments	113,181	63,384	0	176,565
Other Investments +++	0	441,757	0	441,757

Investments, at value	$113,181	$1,645,098	$376	$1,758,655

Short Sales, at value	$0	$(2,742)	$0	$(2,742)

Financial Derivative Instruments ++++	$923	$120,441	$0	$121,364

Total	$114,104	$1,762,797	$376	$1,877,277

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
United States	$0	$(65)	$(3)	$0	$39	$405	$376	$13

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	39

Schedule of Investments  Developing Local Markets Fund  (Cont.)

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$923	$0	$0	$0	$0	$923
Unrealized appreciation on foreign currency contracts	0	165,586	0	0	0	165,586
Unrealized appreciation on swap agreements	312	0	0	0	0	312

	$1,235	$165,586	$0	$0	$0	$166,821

Liabilities:
Written options outstanding	$99	$51	$0	$0	$0	$150
Unrealized depreciation on foreign currency contracts	0	45,306	0	0	0	45,306
Unrealized depreciation on swap agreements	0	0	1	0	0	1

	$99	$45,357	$1	$0	$0	$45,457

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(29)	$0	$0	$0	$0	$(29)
Net realized gain (loss) on futures contracts, written options and swaps	9,591	0	(405)	0	0	9,186
Net realized (loss) on foreign currency transactions	0	(188,894)	0	0	0	(188,894)

	$9,562	$(188,894)	$(405)	$0	$0	$(179,737)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(7,127)	$5	$362	$0	$0	$(6,760)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	361,021	0	0	0	361,021

	$(7,127)	$361,026	$362	$0	$0	$354,261

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

40	PIMCO Funds	See Accompanying Notes

Schedule of Investments Diversified Income Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.7%

Berry Plastics Holding Corp.
7.559% due 06/05/2014	$5,441	$4,826

Boc Group, Inc.
2.261% due 05/31/2014	2,450	1,568

CSC Holdings, Inc.
2.049% due 03/29/2016	1,358	1,337
2.065% due 03/29/2016	4	3
2.194% due 03/29/2016	4	3

Daimler Finance North America LLC
4.250% due 08/03/2012	12,740	12,281

Dex Media West LLC
7.000% due 10/13/2014 (a)	944	812

FCI Connectors
2.535% due 03/09/2013	37	33
3.031% due 03/09/2013	1,217	1,080

Georgia-Pacific Corp.
2.282% due 12/20/2012	31	30
2.302% due 12/20/2012	351	339
2.464% due 12/20/2012	41	40

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)	969	606

Ineos Group Holdings PLC
7.001% due 10/07/2012	1,220	999
7.501% due 10/07/2013	2,339	1,920
8.001% due 10/07/2014	2,339	1,981

Las Vegas Sands Corp.
2.090% due 05/23/2014	4,910	4,116

MGM Mirage, Inc.
6.000% due 10/03/2011	1,764	1,623

Polypore, Inc.
2.530% due 07/03/2014	2,410	2,262

RH Donnelley Corp.
6.750% due 06/30/2024 (a)	768	659

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014	6,452	5,111
3.782% due 10/10/2014	45	35

Tribune Co.
8.375% due 06/04/2024 (a)	4,691	2,359

Total Bank Loan Obligations (Cost $51,860)		44,023

CORPORATE BONDS & NOTES 49.8%

BANKING & FINANCE 26.2%

AES Red Oak LLC
8.540% due 11/30/2019	2,352	2,228

AIG SunAmerica Global Financing X
6.900% due 03/15/2032	220	165

American Express Bank FSB
0.324% due 07/13/2010	2,400	2,353
5.550% due 10/17/2012	7,000	7,426

American Express Co.
7.250% due 05/20/2014	1,700	1,913

American General Finance Corp.
6.900% due 12/15/2017	5,000	3,502

American International Group, Inc.
0.620% due 10/18/2011	5,600	4,934
5.050% due 10/01/2015	100	74
5.600% due 10/18/2016	3,300	2,426
5.850% due 01/16/2018	24,000	17,402
6.250% due 05/01/2036	1,500	975
8.175% due 05/15/2058	1,400	850

Banco Santander Chile
0.659% due 12/09/2009	5,000	4,990

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of America Corp.
0.629% due 09/15/2014	$12,000	$10,773
4.750% due 08/01/2015	1,400	1,385
5.750% due 12/01/2017	16,475	16,471
7.375% due 05/15/2014	2,200	2,451

Bank of America Institutional Capital A
8.070% due 12/31/2026	500	490

Barclays Bank PLC
5.000% due 09/22/2016	2,400	2,436
5.200% due 07/10/2014	15,900	16,820
5.450% due 09/12/2012	11,600	12,477
6.050% due 12/04/2017	600	605
10.179% due 06/12/2021	17,280	22,754

Bear Stearns Cos. LLC
0.562% due 11/28/2011	100	99
0.650% due 08/15/2011	100	100
0.718% due 01/31/2011	1,900	1,898
5.700% due 11/15/2014	1,700	1,824
6.400% due 10/02/2017	26,700	29,092
6.950% due 08/10/2012	6,500	7,242
7.250% due 02/01/2018	10,900	12,468

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013	500	530

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,600	2,058

C5 Capital SPV Ltd.
6.196% due 12/31/2049	200	156

Caelus Re Ltd.
6.611% due 06/07/2011	3,800	3,615

Calabash Re Ltd.
11.199% due 01/08/2010	1,000	995

CBA Capital Trust II
6.024% due 03/29/2049	3,400	2,827

Citibank N.A.
1.250% due 11/15/2011 (b)	52,200	52,094

Citigroup Capital XXI
8.300% due 12/21/2057	14,175	12,740

Citigroup Funding, Inc.
1.518% due 05/07/2010	100	100

Citigroup, Inc.
0.313% due 12/28/2009	1,800	1,798
0.519% due 05/18/2011	900	878
0.579% due 05/18/2010	100	100
5.300% due 10/17/2012	2,875	2,969
6.000% due 02/21/2012	650	676

ConocoPhillips Canada Funding Co. I
5.300% due 04/15/2012	2,800	3,028

Corp GEO SAB de C.V.
8.875% due 09/25/2014	1,000	1,055

Countrywide Home Loans, Inc.
4.000% due 03/22/2011	2,500	2,542

Credit Suisse New York
5.000% due 05/15/2013	8,500	9,006

DBS Bank Ltd.
0.660% due 05/16/2017	5,000	4,655

El Paso Performance-Linked Trust
7.750% due 07/15/2011	2,300	2,361

Ferrellgas Escrow LLC
6.750% due 05/01/2014	625	598

Ford Motor Credit Co. LLC
3.260% due 01/13/2012	4,000	3,605
7.250% due 10/25/2011	4,500	4,373
7.375% due 10/28/2009	1,800	1,800
7.500% due 08/01/2012	5,900	5,669
7.800% due 06/01/2012	12,946	12,520

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.875% due 06/15/2010	$420	$422
8.700% due 10/01/2014	9,900	9,711

Foundation Re II Ltd.
7.190% due 11/26/2010	1,800	1,770

General Electric Capital Corp.
0.432% due 12/20/2013	400	358
0.559% due 09/15/2014	3,500	3,098
0.638% due 10/06/2010	1,400	1,397
0.645% due 04/10/2012	2,800	2,699
0.933% due 02/01/2011	100	100

GMAC LLC
6.000% due 12/15/2011	200	183
6.625% due 05/15/2012	2,800	2,553
6.875% due 09/15/2011	3,600	3,390
6.875% due 08/28/2012	6,375	5,814
7.000% due 02/01/2012	5,350	4,932
7.250% due 03/02/2011	1,525	1,466
7.750% due 01/19/2010	7,450	7,442

Goldman Sachs Group, Inc.
0.383% due 06/28/2010	600	600
0.520% due 11/16/2009	1,400	1,400
0.739% due 03/22/2016	50	47
4.750% due 07/15/2013	1,225	1,280
5.250% due 10/15/2013	1,700	1,807
5.300% due 02/14/2012	400	423
5.700% due 09/01/2012	165	178
6.150% due 04/01/2018	5,150	5,426
6.600% due 01/15/2012	500	543
6.750% due 10/01/2037	14,200	14,702
7.350% due 10/01/2009	500	500

HBOS PLC
6.750% due 05/21/2018	400	357

HCP, Inc.
6.700% due 01/30/2018	5,000	4,818

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	2,900	2,480

HSBC Bank USA N.A.
4.625% due 04/01/2014	400	413

HSBC Capital Funding LP
4.610% due 12/29/2049	4,700	3,695

HSBC Holdings PLC
6.500% due 05/02/2036	5,300	5,761
6.500% due 09/15/2037	125	136

Intergas Finance BV
6.375% due 05/14/2017	2,700	2,457
6.875% due 11/04/2011	378	376

International Lease Finance Corp.
4.950% due 02/01/2011	4,700	4,305
6.625% due 11/15/2013	4,000	3,175

John Deere Capital Corp.
0.803% due 10/16/2009	500	500

JPMorgan Chase & Co.
0.550% due 05/16/2011	100	100
0.684% due 01/17/2011	1,400	1,399
4.650% due 06/01/2014	1,300	1,358
4.750% due 05/01/2013	1,900	2,014
5.375% due 10/01/2012	1,500	1,616
7.900% due 04/29/2049	7,300	7,031

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	825	142
2.951% due 05/25/2010 (a)	100	17

Lloyds Banking Group PLC
5.920% due 09/29/2049	7,500	4,312

Longpoint Re Ltd.
5.549% due 05/08/2010	4,700	4,700

M&T Capital Trust II
8.277% due 06/01/2027	500	338

See Accompanying Notes	Semiannual Report	September 30, 2009	41

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	$5,000	$5,279

MBNA Capital B
1.283% due 02/01/2027	3,000	1,869

Merna Reinsurance Ltd.
0.932% due 07/07/2010	20,000	19,460

Merrill Lynch & Co., Inc.
0.692% due 02/05/2010	100	100
6.050% due 08/15/2012	8,000	8,539
6.875% due 04/25/2018	10,300	10,850

MetLife, Inc.
5.375% due 12/15/2012	45	48

Morgan Stanley
0.760% due 01/18/2011	400	396
0.789% due 01/15/2010	200	200
5.750% due 08/31/2012	4,400	4,713
5.950% due 12/28/2017	2,400	2,447
6.000% due 04/28/2015	16,100	17,073

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	2,400	2,221

Mystic Re Ltd.
10.361% due 06/07/2011	700	708

National Rural Utilities Cooperative Finance Corp.
1.372% due 07/01/2010	300	301
4.750% due 03/01/2014	750	796
7.250% due 03/01/2012	4,815	5,321

Petroleum Export Ltd.
4.623% due 06/15/2010	667	654
5.265% due 06/15/2011	4,306	4,225

Petroleum Export Ltd. II
6.340% due 06/20/2011	3,113	3,002

Rabobank Nederland NV
11.000% due 06/29/2049	3,488	4,285

Residential Reinsurance 2007 Ltd.
7.611% due 06/07/2010	15,500	15,708

Residential Reinsurance 2008 Ltd.
7.111% due 06/06/2011	1,250	1,208

Resona Bank Ltd.
5.850% due 09/29/2049	900	780

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049	300	147
9.118% due 03/31/2049	500	463

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	5,320	5,107
7.175% due 05/16/2013	2,350	2,435
7.750% due 05/29/2018	1,800	1,883

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	13,500	11,892

SLM Corp.
0.734% due 10/25/2011	2,100	1,761

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	2,100	1,999

Svenska Handelsbanken AB
1.300% due 09/14/2012	2,500	2,488

Swiss Bank Corp. NY
7.000% due 10/15/2015	500	547

Teco Finance, Inc.
6.750% due 05/01/2015	7,050	7,602

Tenneco, Inc.
10.250% due 07/15/2013	617	645

Textron Financial Corp.
0.610% due 01/11/2010	11,000	10,808

TNK-BP Finance S.A.
6.125% due 03/20/2012	1,000	992

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.625% due 03/20/2017	$4,200	$3,880
7.500% due 07/18/2016	7,050	6,942

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	844	822
6.103% due 06/27/2012	3,300	3,385
7.700% due 08/07/2013	600	637
8.700% due 08/07/2018	1,600	1,784

UBS AG
5.750% due 04/25/2018	1,850	1,883
5.875% due 12/20/2017	5,400	5,537

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,495

UBS Preferred Funding Trust V
6.243% due 05/29/2049	2,500	1,905

UFJ Finance Aruba AEC
6.750% due 07/15/2013	250	278

Universal City Development Partners
11.750% due 04/01/2010	500	505

Universal City Florida Holding Co. I & II
8.375% due 05/01/2010	500	488

Ventas Realty LP
6.500% due 06/01/2016	400	390
6.750% due 04/01/2017	2,635	2,595

Vita Capital III Ltd.
1.697% due 01/01/2011	3,150	2,967

VTB Capital S.A.
2.183% due 11/02/2009	1,300	1,293
6.609% due 10/31/2012	1,300	1,306
6.875% due 05/29/2018	200	200

Wachovia Bank N.A.
0.453% due 05/25/2010	1,000	1,000
1.350% due 05/14/2010	17,800	17,898
6.600% due 01/15/2038	3,000	3,304

Wachovia Corp.
0.633% due 04/23/2012	435	426
0.639% due 10/15/2011	600	592
5.250% due 08/01/2014	500	509

Wells Fargo & Co.
4.375% due 01/31/2013	2,965	3,065
5.250% due 10/23/2012	15,780	16,853

Wells Fargo Capital X
5.950% due 12/15/2086	2,800	2,443

Wells Fargo Capital XIII
7.700% due 12/29/2049	400	354

		688,800

INDUSTRIALS 19.2%

AES El Salvador Trust
6.750% due 02/01/2016	11,800	10,032

Alcoa, Inc.
5.550% due 02/01/2017	5,000	4,863

Altria Group, Inc.
7.750% due 02/06/2014	900	1,027
9.250% due 08/06/2019	2,000	2,448

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	1,200	1,312

American Stores Co.
8.000% due 06/01/2026	2,000	1,810

AmeriGas Partners LP
7.125% due 05/20/2016	5,075	4,897
7.250% due 05/20/2015	500	490

ARAMARK Corp.
3.983% due 02/01/2015	1,525	1,331
8.500% due 02/01/2015	2,000	2,028

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

ArvinMeritor, Inc.
8.125% due 09/15/2015	$6,085	$5,324
8.750% due 03/01/2012	1,760	1,712

Atlantic Richfield Co.
8.530% due 02/27/2012	500	576

Barrick Gold Finance Co.
4.875% due 11/15/2014	1,000	1,065

BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,200	1,328

Biomet, Inc.
10.375% due 10/15/2017 (c)	1,500	1,601
11.625% due 10/15/2017	5,545	6,072

C8 Capital SPV Ltd.
6.640% due 12/29/2049	29,800	22,640

CBS Corp.
5.625% due 08/15/2012	3,500	3,633

Celestica, Inc.
7.875% due 07/01/2011	1,100	1,125

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	6,900	7,626

Chart Industries, Inc.
9.125% due 10/15/2015	1,300	1,306

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	3,050	3,241

Cisco Systems, Inc.
5.500% due 02/22/2016	500	551

CODELCO, Inc.
7.500% due 01/15/2019	1,500	1,818

Columbia University
6.875% due 12/15/2015	500	587

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	315	366

Comcast Cable Communications LLC
7.125% due 06/15/2013	2,130	2,408

Comcast Corp.
5.300% due 01/15/2014	2,000	2,143
5.900% due 03/15/2016	2,900	3,121
6.500% due 01/15/2015	100	112

Community Health Systems, Inc.
8.875% due 07/15/2015	2,000	2,055

Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	2,450	2,444

Con-way, Inc.
7.250% due 01/15/2018	5,000	5,097

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)	2,400	1,260

Cox Communications, Inc.
7.125% due 10/01/2012	725	810

CSC Holdings, Inc.
7.875% due 02/15/2018	2,000	2,050

CSN Islands VIII Corp.
9.750% due 12/16/2013	900	1,058

CSN Islands XI Corp.
6.875% due 09/21/2019	3,400	3,450

CSX Corp.
5.600% due 05/01/2017	5,000	5,252

Cytec Industries, Inc.
6.000% due 10/01/2015	1,000	980

Daimler Finance North America LLC
5.750% due 09/08/2011	4,500	4,730

Delhaize America, Inc.
8.050% due 04/15/2027	600	674

42	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Delta Air Lines, Inc.
7.379% due 11/18/2011	$1,562	$1,538

Dex Media West LLC
8.500% due 08/15/2010 (a)	2,500	2,150
9.875% due 08/15/2013 (a)	2,980	544

DirecTV Holdings LLC
8.375% due 03/15/2013	2,200	2,266

DISH DBS Corp.
7.125% due 02/01/2016	875	873

Dow Chemical Co.
6.000% due 10/01/2012	250	267

Dynegy Holdings, Inc.
7.750% due 06/01/2019	3,630	3,113
8.375% due 05/01/2016	4,330	4,070

Ecopetrol S.A.
7.625% due 07/23/2019	13,070	14,377

El Paso Corp.
7.000% due 06/15/2017	4,500	4,434
7.750% due 06/15/2010	300	303

EnCana Corp.
6.500% due 05/15/2019	700	779

Encore Acquisition Co.
6.250% due 04/15/2014	2,933	2,742

Energy Transfer Partners LP
5.650% due 08/01/2012	4,400	4,644

FBG Finance Ltd.
5.125% due 06/15/2015	1,000	1,044

Ferrellgas Partners LP
8.750% due 06/15/2012	1,305	1,325

First Data Corp.
9.875% due 09/24/2015	5,715	5,308

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	6,445	4,963

Gaz Capital S.A.
6.212% due 11/22/2016	6,750	6,516
7.288% due 08/16/2037	10,000	9,400
8.625% due 04/28/2034	6,540	7,191
9.250% due 04/23/2019	1,250	1,395

Gazprom International S.A.
7.201% due 02/01/2020	6,894	7,205

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013	252	256

Georgia-Pacific LLC
7.000% due 01/15/2015	3,700	3,663
7.125% due 01/15/2017	2,200	2,162

GlaxoSmithKline Capital, Inc.
1.079% due 05/13/2010	1,800	1,807

GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,000	1,060
7.250% due 10/20/2017	4,100	4,346

HCA, Inc.
7.190% due 11/15/2015	1,700	1,579
8.500% due 04/15/2019	4,250	4,462
9.250% due 11/15/2016	6,400	6,632
9.625% due 11/15/2016 (c)	6,971	7,267

Health Management Associates, Inc.
6.125% due 04/15/2016	290	271

Hewlett-Packard Co.
6.500% due 07/01/2012	500	559

Ineos Group Holdings PLC
8.500% due 02/15/2016	1,300	624

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	2,000	2,081
5.850% due 09/15/2012	600	647

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kohl’s Corp.
6.250% due 12/15/2017	$5,000	$5,474

Kraft Foods, Inc.
6.500% due 08/11/2017	2,000	2,167

Kroger Co.
7.000% due 05/01/2018	5,000	5,729

Ltd Brands, Inc.
6.900% due 07/15/2017	2,000	1,889

Marathon Global Funding Corp.
6.000% due 07/01/2012	500	547

Marks & Spencer PLC
6.250% due 12/01/2017	5,000	4,927

Masco Corp.
5.875% due 07/15/2012	2,000	2,005
6.125% due 10/03/2016	5,000	4,749

McKesson Corp.
5.700% due 03/01/2017	5,000	5,242

MGM Mirage
7.500% due 06/01/2016	2,020	1,576

Miller Brewing Co.
5.500% due 08/15/2013	1,000	1,058

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	38,050	42,810

Nalco Co.
8.875% due 11/15/2013	400	413

New Albertson’s, Inc.
6.570% due 02/23/2028	800	600
7.450% due 08/01/2029	5,100	4,412
7.750% due 06/15/2026	2,150	1,924

Norampac Industries, Inc.
6.750% due 06/01/2013	1,170	1,135

Northwest Airlines, Inc.
7.626% due 04/01/2010	517	507

Northwest Pipeline GP
7.000% due 06/15/2016	5,000	5,697

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	375	359

Pemex Project Funding Master Trust
1.599% due 06/15/2010	700	697
5.750% due 03/01/2018	4,430	4,402

Petrobras International Finance Co.
7.875% due 03/15/2019	6,390	7,404

Petroleos Mexicanos
4.875% due 03/15/2015	28,680	28,465
8.000% due 05/03/2019	12,290	14,097

Quebecor Media, Inc.
7.750% due 03/15/2016	2,800	2,786

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	1,000	1,000

Rogers Communications, Inc.
6.750% due 03/15/2015	1,800	2,026

Rowan Cos., Inc.
5.880% due 03/15/2012	1,589	1,678

SandRidge Energy, Inc.
8.625% due 04/01/2015 (c)	8,992	8,958

Sanmina-SCI Corp.
8.125% due 03/01/2016	3,125	2,937

SEACOR Holdings, Inc.
5.875% due 10/01/2012	500	496

SemGroup LP
8.750% due 11/15/2015 (a)	5,150	360

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sensata Technologies BV
8.000% due 05/01/2014	$2,940	$2,756

Steel Dynamics, Inc.
6.750% due 04/01/2015	500	481

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	2,617	2,591

Tesco PLC
5.500% due 11/15/2017	9,250	9,661

Time Warner Cable, Inc.
5.850% due 05/01/2017	1,350	1,426
7.500% due 04/01/2014	2,000	2,296

Time Warner, Inc.
5.500% due 11/15/2011	1,847	1,965
6.875% due 05/01/2012	2,625	2,892

TRW Automotive, Inc.
7.250% due 03/15/2017	2,200	1,947

Tyco International Finance S.A.
6.375% due 10/15/2011	445	480
6.750% due 02/15/2011	500	527

UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	926	282

United Airlines, Inc.
7.336% due 01/02/2021	437	306
7.730% due 07/01/2010	144	141

Vale Overseas Ltd.
5.625% due 09/15/2019	1,800	1,840
6.250% due 01/11/2016	400	443
6.250% due 01/23/2017	420	452
8.250% due 01/17/2034	1,525	1,825

Valero Energy Corp.
6.125% due 06/15/2017	8,045	8,320
6.875% due 04/15/2012	1,550	1,669
9.375% due 03/15/2019	4,000	4,669

Verso Paper Holdings LLC
9.125% due 08/01/2014	2,400	1,788

Viacom, Inc.
6.250% due 04/30/2016	5,000	5,401

Walt Disney Co.
6.200% due 06/20/2014	500	570
6.375% due 03/01/2012	640	703

WellPoint, Inc.
6.800% due 08/01/2012	500	545

Weyerhaeuser Co.
7.375% due 10/01/2019 (b)	5,400	5,393

Williams Cos., Inc.
7.125% due 09/01/2011	7,800	8,276
7.625% due 07/15/2019	925	1,001

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	1,000	1,105

Windstream Corp.
7.875% due 11/01/2017 (b)	1,800	1,774

Wynn Las Vegas LLC
6.625% due 12/01/2014	45	44

XTO Energy, Inc.
5.750% due 12/15/2013	1,800	1,947
7.500% due 04/15/2012	3,500	3,883

Yum! Brands, Inc.
6.250% due 03/15/2018	5,000	5,396

		505,637

UTILITIES 4.4%

AT&T Corp.
7.300% due 11/15/2011	947	1,050

See Accompanying Notes	Semiannual Report	September 30, 2009	43

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Axtel SAB de C.V.
9.000% due 09/22/2019	$550	$561

Beaver Valley II Funding
9.000% due 06/01/2017	260	266

Carolina Power & Light Co.
5.125% due 09/15/2013	750	812

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	6,090	6,608

CenturyTel, Inc.
6.000% due 04/01/2017	5,000	5,081

Constellation Energy Group, Inc.
7.000% due 04/01/2012	655	705

Consumers Energy Co.
5.000% due 02/15/2012	1,500	1,578

Dayton Power & Light Co.
5.125% due 10/01/2013	1,480	1,581

Dominion Resources, Inc.
5.700% due 09/17/2012	260	284

Duke Energy Carolinas LLC
4.500% due 04/01/2010	1,250	1,273
5.300% due 10/01/2015	1,500	1,637
5.625% due 11/30/2012	225	249

Enel Finance International S.A.
5.700% due 01/15/2013	4,850	5,210

Energy Future Holdings Corp.
10.875% due 11/01/2017	2,000	1,520

Frontier Communications Corp.
6.625% due 03/15/2015	2,575	2,472
7.000% due 11/01/2025	400	343

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	4,000	60

Homer City Funding LLC
8.734% due 10/01/2026	3,713	3,509

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	4,125	4,249

Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	4,000	4,040

Majapahit Holding BV
7.250% due 10/17/2011	7,600	7,942
7.250% due 06/28/2017	400	410
7.750% due 10/17/2016	600	633
7.875% due 06/29/2037	400	398

MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	300	327

Midwest Generation LLC
8.560% due 01/02/2016	355	360

Nevada Power Co.
5.875% due 01/15/2015	450	480
6.500% due 05/15/2018	6,050	6,621

New Cingular Wireless Services, Inc.
8.125% due 05/01/2012	2,175	2,483

Nextel Communications, Inc.
7.375% due 08/01/2015	4,625	4,174

NRG Energy, Inc.
7.375% due 02/01/2016	3,675	3,565
7.375% due 01/15/2017	330	320

Pedernales Electric Cooperative
5.952% due 11/15/2022	500	512

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022	5,660	5,236

PSEG Power LLC
5.320% due 09/15/2016	990	1,017
5.500% due 12/01/2015	900	968
6.950% due 06/01/2012	270	297

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Qwest Communications International, Inc.
7.500% due 02/15/2014	$11,225	$11,141

Qwest Corp.
6.500% due 06/01/2017	1,000	945
7.250% due 09/15/2025	2,250	1,952
7.250% due 10/15/2035	1,365	1,106
7.500% due 06/15/2023	3,900	3,568
7.625% due 06/15/2015	1,250	1,272

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	470	463

RRI Energy, Inc.
6.750% due 12/15/2014	3,551	3,666

Sierra Pacific Power Co.
6.000% due 05/15/2016	1,700	1,806

Sprint Capital Corp.
8.375% due 03/15/2012	850	882

Sprint Nextel Corp.
0.683% due 06/28/2010	700	680
6.000% due 12/01/2016	5,200	4,667

Telesat LLC
11.000% due 11/01/2015	1,000	1,070

Verizon Communications, Inc.
5.250% due 04/15/2013	200	217
5.550% due 02/15/2016	400	434

Verizon Global Funding Corp.
4.375% due 06/01/2013	500	526

Verizon New York, Inc.
6.875% due 04/01/2012	25	27

Verizon Pennsylvania, Inc.
5.650% due 11/15/2011	500	533

Virginia Electric and Power Co.
4.750% due 03/01/2013	245	258

Vodafone Group PLC
0.660% due 02/27/2012	1,700	1,690

		115,734

Total Corporate Bonds & Notes (Cost $1,312,559)		1,310,171

MUNICIPAL BONDS & NOTES 1.5%

Adams County, Pennsylvania General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
4.750% due 11/15/2028	1,000	1,005

California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	850	406

California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	100	104

Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	785

Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	500	313

Connecticut State Housing Finance Authority Revenue Bonds, Series 1997
6.880% due 11/15/2011	500	502

Florida State Board of Education General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 06/01/2037	300	309

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	$980	$848
5.750% due 06/01/2047	800	668

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	750	823

Kentucky State Property & Buildings Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	534

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	4,900	5,153

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	700	728
4.500% due 07/01/2023	800	827

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	700	707

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	800	688
5.000% due 06/01/2041	1,930	1,460

New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	537

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	200	225

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	100	71

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	6,000	4,875
6.000% due 06/01/2042	4,805	4,031

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	450	366

Tamalpais, California Union High School District General Obligation Bonds, (NPFGC Insured), Series 2001
5.000% due 08/01/2026	2,000	2,070

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	14,880	11,790

Total Municipal Bonds & Notes (Cost $36,663)		39,825

U.S. GOVERNMENT AGENCIES 1.5%

Fannie Mae
0.422% due 08/05/2010	1,610	1,611
0.694% due 10/18/2030	14	14
0.746% due 03/25/2017	69	69
2.251% due 03/01/2044	131	132
3.695% due 04/01/2036	309	319
3.851% due 09/01/2031	25	25
4.042% due 03/01/2036	302	312
4.634% due 12/01/2036	192	192
4.903% due 02/01/2035	199	206
5.000% due 02/25/2017 - 11/01/2035	1,358	1,407
5.500% due 03/01/2037	305	320
6.260% due 03/01/2011	371	389

44	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 06/25/2028	$168	$165
6.850% due 12/18/2027	184	203

Farm Credit Bank of Texas
7.561% due 11/29/2049	500	347

Freddie Mac
0.343% due 02/01/2011 (f)	32	32
0.352% due 05/05/2011 (f)	3,191	3,188
0.389% due 05/04/2011 (f)	10,651	10,662
0.402% due 08/05/2011	2,691	2,690
0.473% due 02/15/2019	5,088	5,052
0.743% due 09/15/2030	46	45
2.251% due 10/25/2044 - 02/25/2045	260	254
2.451% due 07/25/2044	400	393
3.327% due 05/01/2023	22	22
5.000% due 09/15/2024	149	150
5.500% due 03/15/2017 - 07/01/2038	3,056	3,200
6.500% due 07/25/2043	17	19
7.000% due 06/15/2013	33	33

Ginnie Mae
3.956% due 09/16/2021	170	171
4.045% due 07/16/2020	570	580
4.125% due 11/20/2023 - 11/20/2027	81	82
4.375% due 03/20/2026 - 05/20/2026	65	66
4.385% due 08/16/2030	1,024	1,047
4.625% due 07/20/2026	34	35
5.146% due 06/16/2023	50	51
6.569% due 09/16/2026	699	758
9.250% due 12/20/2019 - 06/20/2021	18	20

New Valley Generation I
7.299% due 03/15/2019	757	869

Private Export Funding Corp.
4.550% due 05/15/2015	750	813

Small Business Administration
4.340% due 03/01/2024	221	230
4.504% due 02/01/2014	55	56
5.130% due 09/01/2023	42	44
5.886% due 09/01/2011	213	223
6.030% due 02/01/2012	829	869
6.900% due 12/01/2020	772	842
7.150% due 03/01/2017	270	297
7.300% due 05/01/2017	186	204

Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,058

Total U.S. Government Agencies (Cost $39,272)		39,766

U.S. TREASURY OBLIGATIONS 3.5%

U.S. Treasury Bonds
4.250% due 05/15/2039 (f)	700	725
4.500% due 08/15/2039 (f)	47,800	51,564

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	288	289
1.000% due 07/31/2011 (i)	16,718	16,775
2.250% due 05/31/2014 (i)	400	401
2.625% due 07/31/2014 (f)	11,400	11,596
2.625% due 06/30/2014 (i)	1,200	1,222
3.000% due 09/30/2016	10,000	10,044

Total U.S. Treasury Obligations (Cost $91,031)		92,616

MORTGAGE-BACKED SECURITIES 7.9%

Adjustable Rate Mortgage Trust
3.581% due 01/25/2035	7,051	6,422
5.398% due 01/25/2036	623	527

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Home Mortgage Assets
0.456% due 10/25/2046	$1,918	$868

American Home Mortgage Investment Trust
5.660% due 09/25/2045	443	280

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	10,500	9,312
5.492% due 02/10/2051	2,220	1,815
5.837% due 06/10/2049	3,100	2,548
5.929% due 05/10/2045	2,400	2,313
5.935% due 02/10/2051	4,600	4,101

Banc of America Funding Corp.
0.764% due 06/26/2035	3,000	2,249
0.764% due 07/26/2036	2,000	1,664
5.746% due 03/20/2036	511	308

Banc of America Mortgage Securities, Inc.
4.091% due 07/25/2034	487	432
5.000% due 05/25/2034	162	160
5.417% due 02/25/2036	166	122

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	6,740	6,028
4.616% due 01/25/2034	32	29
4.996% due 01/25/2035	108	89
5.273% due 02/25/2033	7	7
5.394% due 01/25/2034	12	12
5.440% due 05/25/2047	1,470	966
5.622% due 02/25/2033	58	57
5.734% due 02/25/2036	482	312

Bear Stearns Alt-A Trust
0.466% due 12/25/2046	311	26
5.285% due 08/25/2036	700	297
5.355% due 05/25/2035	115	84
5.490% due 09/25/2035	2,365	1,501

Chase Commercial Mortgage Securities Corp.
7.631% due 07/15/2032	479	493

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	1,880	1,642

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	352	306
4.647% due 08/25/2035	559	222
4.649% due 03/25/2034	157	147
5.985% due 09/25/2037	2,452	1,524

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	1,000	936

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	542	405

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	4,600	4,015

Countrywide Alternative Loan Trust
0.441% due 12/20/2046	3,029	1,488
0.456% due 07/20/2046	1,482	624
0.476% due 08/25/2046	414	86
0.526% due 09/20/2046	600	72
0.576% due 11/20/2035	594	321
1.901% due 12/25/2035	735	390
5.304% due 10/25/2035	450	338
5.750% due 03/25/2037	500	309
6.000% due 10/25/2032	4	3

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	295	156
0.546% due 04/25/2046	539	112
0.586% due 06/25/2035	725	494
3.885% due 04/20/2035	1,051	991
5.287% due 10/19/2032	8	4
5.539% due 02/25/2034	1,480	1,306

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	500	393
5.681% due 02/15/2039	5,000	5,058

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CS First Boston Mortgage Securities Corp.
3.735% due 06/25/2033	$778	$663
4.666% due 03/15/2036	11,500	11,773
5.435% due 09/15/2034	476	490

CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	790	392

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.000% due 10/25/2018	455	441
5.500% due 12/25/2035	700	512
5.598% due 10/25/2035	444	337
6.300% due 07/25/2036	688	350

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	324	302

General Electric Capital Assurance Co.
5.254% due 05/12/2035	984	1,005

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	12,000	12,538

GMAC Mortgage Corp. Loan Trust
5.500% due 09/25/2034	111	110

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	1,053	869

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	2,680	2,468
6.624% due 05/03/2018	600	643

GSR Mortgage Loan Trust
4.556% due 11/25/2035	6,331	5,319
5.167% due 01/25/2036	585	430
5.338% due 11/25/2035	419	332

Homebanc Mortgage Trust
5.794% due 04/25/2037	499	387

Indymac Index Mortgage Loan Trust
0.486% due 07/25/2035	164	88
0.516% due 06/25/2037	635	130

JPMorgan Chase Commercial Mortgage Securities Corp.
5.050% due 12/12/2034	14,800	15,122
5.336% due 05/15/2047	2,200	1,891
5.429% due 12/12/2043	2,140	1,984
5.506% due 12/12/2044	4,985	5,034
5.794% due 02/12/2051	2,900	2,535
5.937% due 02/12/2049	1,700	1,460

JPMorgan Re-REMIC
0.781% due 06/26/2036	5,989	5,182
0.781% due 03/26/2037	5,531	4,209

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	1,700	1,552
5.424% due 02/15/2040	740	623
5.430% due 02/15/2040	3,468	2,824
5.866% due 09/15/2045	700	620

MASTR Adjustable Rate Mortgages Trust
0.486% due 05/25/2037	463	205
0.586% due 05/25/2047	500	43
3.908% due 11/25/2033	69	64
5.118% due 08/25/2034	171	156

MASTR Alternative Loans Trust
0.646% due 03/25/2036	1,107	526

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,308	1,305

Merrill Lynch Alternative Note Asset
5.540% due 06/25/2037	565	269

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	600	449
5.700% due 09/12/2049	750	595
6.156% due 08/12/2049	300	241

See Accompanying Notes	Semiannual Report	September 30, 2009	45

Schedule of Investments  Diversified Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	$2,961	$1,704

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	3,753	3,263

Morgan Stanley Capital I
5.332% due 12/15/2043	10,000	8,977
5.692% due 04/15/2049	1,200	985
5.809% due 12/12/2049	4,400	3,778
6.076% due 06/11/2049	3,400	2,994

Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036	218	197

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	304

Provident Funding Mortgage Loan Trust
3.120% due 08/25/2033	454	418

RBSSP Resecuritization Trust
0.586% due 03/26/2037	5,910	4,593
0.761% due 09/26/2034	1,908	1,617
0.761% due 03/26/2036	3,949	3,598
0.761% due 04/26/2037	1,954	1,714

Residential Accredit Loans, Inc.
0.476% due 05/25/2037	798	168
5.714% due 02/25/2036	416	216

Residential Asset Securitization Trust
0.646% due 01/25/2046	2,480	1,155

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	634	424

Salomon Brothers Mortgage Securities VII, Inc.
0.746% due 05/25/2032	64	58

Structured Adjustable Rate Mortgage Loan Trust
5.230% due 09/25/2035	9,961	7,302
5.297% due 01/25/2035	925	714
6.000% due 03/25/2036	441	275

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	228	212
0.466% due 05/25/2036	3,370	1,576
0.506% due 05/25/2046	509	118

Structured Asset Securities Corp.
3.974% due 06/25/2033	1,055	933

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	2,308	1,828
5.617% due 05/15/2046	700	645

Wachovia Mortgage Loan Trust LLC
5.454% due 10/20/2035	465	415

WaMu Mortgage Pass-Through Certificates
0.786% due 12/25/2027	790	558
1.651% due 06/25/2047	602	136
1.751% due 02/25/2047	1,659	867
1.901% due 08/25/2046	1,002	524
2.301% due 06/25/2042	16	12
2.301% due 08/25/2042	17	11
2.723% due 02/27/2034	20	19
2.910% due 06/25/2033	315	275
5.392% due 02/25/2037	1,599	1,030

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.661% due 04/25/2047	785	157
1.671% due 04/25/2047	747	177
1.741% due 05/25/2047	742	156

Washington Mutual MSC Mortgage Pass-Through Certificates
4.665% due 02/25/2033	6	6

Wells Fargo Mortgage-Backed Securities Trust
0.746% due 07/25/2037	1,025	621
4.979% due 12/25/2034	916	870
5.592% due 07/25/2036	649	486

Total Mortgage-Backed Securities (Cost $219,174)		206,918

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.2%

Aurum CLO 2002-1 Ltd.
0.939% due 04/15/2014	$3,604	$3,345

Chase Issuance Trust
0.694% due 09/17/2012	7,000	7,000
0.893% due 11/15/2011	1,000	1,001

Countrywide Asset-Backed Certificates
0.356% due 10/25/2046	29	28

CPL Transition Funding LLC
6.250% due 01/15/2017	750	857

Denver Arena Trust
6.940% due 11/15/2019	242	217

Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015	750	834

Equity One Asset-Backed Securities, Inc.
4.145% due 04/25/2034	218	175

Ford Credit Auto Owner Trust
1.143% due 01/15/2011	1,462	1,464

GSAA Trust
0.546% due 03/25/2037	700	301
0.546% due 05/25/2047	700	315

JCP&L Transition Funding LLC
6.160% due 06/05/2019	650	744

JPMorgan Mortgage Acquisition Corp.
0.306% due 03/25/2047	221	152

Lehman XS Trust
0.476% due 06/25/2046	612	104

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	584	559

Morgan Stanley Mortgage Loan Trust
0.606% due 04/25/2037	687	156
5.726% due 10/25/2036	500	279

Nationstar Home Equity Loan Trust
0.366% due 04/25/2037	211	195

Residential Asset Securities Corp.
0.316% due 11/25/2036	50	50

SLM Student Loan Trust
0.484% due 04/25/2014	509	509
0.654% due 01/25/2017	277	276
2.004% due 04/25/2023	13,829	14,378

Total Asset-Backed Securities (Cost $33,466)		32,939

SOVEREIGN ISSUES 17.3%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018	1,000	1,056

Banque Centrale de Tunisie
7.375% due 04/25/2012	3,361	3,714
8.250% due 09/19/2027	570	671

Brazil Government International Bond
5.875% due 01/15/2019	18,700	20,196
6.000% due 01/17/2017	2,100	2,283
8.000% due 01/15/2018	7,362	8,562
8.750% due 02/04/2025	2,830	3,750
8.875% due 10/14/2019	28,600	37,252
8.875% due 04/15/2024	8,057	10,716
11.000% due 08/17/2040	14,300	19,305

China Development Bank Corp.
5.000% due 10/15/2015	500	539

Colombia Government International Bond
7.375% due 01/27/2017	9,700	11,165
7.375% due 09/18/2037	3,900	4,426
8.250% due 12/22/2014	5,200	6,240

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
10.375% due 01/28/2033	$275	$403
10.750% due 01/15/2013	8,800	10,938
11.750% due 02/25/2020	725	1,058

Croatia Government International Bond
1.750% due 07/30/2010	28	27

Export-Import Bank of China
4.875% due 07/21/2015	2,050	2,184
5.250% due 07/29/2014	6,625	7,237

Export-Import Bank of Korea
0.680% due 11/16/2010	400	388

Guatemala Government Bond
9.250% due 08/01/2013	1,845	2,094
10.250% due 11/08/2011	1,000	1,125

Hong Kong Government International Bond
5.125% due 08/01/2014	750	824

Indonesia Government International Bond
6.750% due 03/10/2014	5,600	5,978
6.875% due 03/09/2017	10,600	11,459
6.875% due 01/17/2018	1,800	1,940
11.625% due 03/04/2019	4,000	5,598

Korea Development Bank
0.687% due 11/22/2012	8,200	7,696
0.910% due 10/20/2009	1,600	1,599
5.300% due 01/17/2013	800	833
5.750% due 09/10/2013	385	406

Mexico Government International Bond
5.950% due 03/19/2019 (h)	50,400	53,172
6.050% due 01/11/2040	5,400	5,414
6.750% due 09/27/2034	10,440	11,536
8.000% due 09/24/2022	45	55

Panama Government International Bond
6.700% due 01/26/2036	2,179	2,419
7.250% due 03/15/2015	7,825	8,979
8.875% due 09/30/2027	2,600	3,445
9.375% due 04/01/2029	1,705	2,336

Peru Government International Bond
6.550% due 03/14/2037	320	349
7.350% due 07/21/2025	7,900	9,263
8.375% due 05/03/2016	7,421	9,072
8.750% due 11/21/2033	1,000	1,340

Philippines Government International Bond
6.375% due 01/15/2032	10,478	10,321
7.750% due 01/14/2031	3,700	4,223
8.250% due 01/15/2014	8,000	9,260
8.375% due 06/17/2019	5,310	6,491
8.750% due 10/07/2016	2,000	2,388
8.875% due 03/17/2015	200	241
9.000% due 02/15/2013	900	1,055

Poland Government International Bond
4.000% due 10/27/2024	55	52
6.375% due 07/15/2019	7,690	8,680

Russia Government International Bond
7.500% due 03/31/2030	55,657	60,978
8.250% due 03/31/2010	222	229

South Africa Government International Bond
5.875% due 05/30/2022	750	776
6.500% due 06/02/2014	10,600	11,660
6.875% due 05/27/2019	8,400	9,408
7.375% due 04/25/2012	2,730	3,010

Uruguay Government International Bond
7.625% due 03/21/2036	1,000	1,060
8.000% due 11/18/2022	12,054	13,561
9.250% due 05/17/2017	100	121

Vietnam Government International Bond
4.000% due 03/12/2028	10,000	8,731
6.875% due 01/15/2016	3,000	3,167

Total Sovereign Issues (Cost $420,580)		454,454

46	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 11.0%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	$623

American International Group, Inc.
1.077% due 04/26/2011	EUR	650	842

Atlas Reinsurance PLC
5.108% due 01/10/2010		1,500	2,174

Bank of America Corp.
4.750% due 05/23/2017		300	398

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,820	4,467

Barclays Bank PLC
6.000% due 01/23/2018		200	308
14.000% due 11/29/2049	GBP	500	1,039

BNP Paribas Capital Trust VI
5.868% due 01/29/2049	EUR	4,870	6,663

Brazil Government International Bond
12.500% due 01/05/2016	BRL	1,000	623

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		26,700	27,224

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		6,520	3,573

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	1,925	2,606

Citigroup, Inc.
4.750% due 02/10/2019		5,000	6,107

Codere Finance Luxembourg S.A.
8.250% due 06/15/2015		1,500	1,997

Colombia Government International Bond
12.000% due 10/22/2015	COP	10,000,000	6,168

Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	2,334	3,870

Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,163

FCE Bank PLC
2.120% due 09/30/2009	EUR	400	585

Gaz Capital S.A.
5.440% due 11/02/2017		200	278
5.875% due 06/01/2015		14,000	20,514
7.800% due 09/27/2010		3,500	5,392

General Electric Capital Corp.
4.625% due 09/15/2066		5,700	6,506

Goldman Sachs Group, Inc.
1.193% due 02/04/2013		500	700

Green Valley Ltd.
4.629% due 01/10/2011		1,300	1,839

HBOS Capital Funding LP
6.461% due 11/29/2049	GBP	1,560	1,677

HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	464
6.000% due 06/10/2019		2,000	3,211
6.375% due 10/18/2022	GBP	100	167

Ineos Group Holdings PLC
7.875% due 02/15/2016	EUR	1,900	1,369

International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,864

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)	EUR	3,472	749

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	2,250	$2,173

Mexican Bonos
7.250% due 12/15/2016	MXN	52,000	3,756

Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	1,954

Mizuho Bank Ltd.
1.292% due 11/24/2049	JPY	100,000	1,114

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016	EUR	3,300	5,119

OI European Group BV
6.875% due 03/31/2017		820	1,176

PagesJaunes Groupe
1.958% due 01/11/2014		4,000	5,296

Pemex Project Funding Master Trust
5.500% due 02/24/2025		14,000	17,439

Punch Taverns Finance PLC
6.468% due 04/15/2033	GBP	7,300	7,452

QBE International Holdings PLC
5.147% due 08/02/2020	AUD	3,000	2,098

Republic of Germany Government Bond
3.750% due 01/04/2017	EUR	20,000	30,900
4.750% due 07/04/2028		7,900	12,724

Royal Bank of Scotland Group PLC
5.538% due 04/06/2011	GBP	3,129	3,475
6.000% due 06/29/2049		1,620	1,773

SLM Corp.
3.125% due 09/17/2012	EUR	7,000	7,990
4.750% due 03/17/2014		4,400	4,829

South Africa Government International Bond
5.250% due 05/16/2013		1,050	1,603

Sumitomo Mitsui Banking Corp.
0.940% due 12/31/2049	JPY	100,000	1,091
0.950% due 06/02/2049		100,000	1,060
4.375% due 10/27/2014	EUR	3,500	5,120

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	128,300	9,278

UBS AG
7.152% due 12/29/2049	EUR	100	135

Unitymedia Hessen GmbH & Co. KG
3.778% due 04/15/2013		2,825	3,979

UPC Broadband Holding BV
4.190% due 12/31/2016		3,750	5,072
4.487% due 12/31/2017		2,705	3,670

UPC Holding BV
7.750% due 01/15/2014		2,300	3,332

Uruguay Government International Bond
6.875% due 01/19/2016		13,000	19,404

Veolia Environnement
4.875% due 05/28/2013		3,460	5,340

Virgin Media Finance PLC
8.750% due 04/15/2014		2,300	3,484

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		2,300	3,669

Total Foreign Currency-Denominated Issues (Cost $287,147)			290,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 5.9%

CERTIFICATES OF DEPOSIT 0.4%

Barclays Bank PLC
1.109% due 03/22/2011	$11,800	$11,800

REPURCHASE AGREEMENTS 0.7%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	17,200	17,200
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 1.875% - 3.125% due 08/31/2013 - 02/28/2014 valued at $17,555. Repurchase proceeds are $17,200.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,447	1,447
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,480. Repurchase proceeds are $1,447.)

		18,647

U.S. CASH MANAGEMENT BILLS 0.2%
0.190% due 04/01/2010 (f)(g)(i)	4,212	4,208

U.S. TREASURY BILLS 0.7%
0.244% due 02/25/2010 - 03/11/2010 (d)(f)(g)(i)	19,459	19,449

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 3.9%
	10,248,004	102,613

Total Short-Term Instruments (Cost $156,711)		156,717

Total Investments 101.3% (Cost $2,648,463)		$2,668,094

Written Options (k) (0.1%) (Premiums $3,977)		(1,372)

Other Assets and Liabilities (Net) (1.3%)		(33,985)

Net Assets 100.0%		$2,632,737

See Accompanying Notes	Semiannual Report	September 30, 2009	47

Schedule of Investments  Diversified Income Fund  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $30,938 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $690 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $164,581 at a weighted average interest rate of 0.370%. On September 30, 2009, securities valued at $15,825 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $5,991 and cash of $70 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	725	$961
90-Day Eurodollar December Futures	Long	12/2010	5,320	3,631
Euro-Bobl December Futures	Long	12/2009	18	9
Euro-Bund 10-Year Bond December Futures	Long	12/2009	160	189

				$4,790

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	2.611%	$5,000	$614	$0	$614
American General Finance Corp.	MLP	(1.370%	)	12/20/2017	9.152%	2,500	857	0	857
American General Finance Corp.	RBS	(1.300%	)	12/20/2017	9.152%	2,500	864	0	864
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	0.832%	5,000	80	0	80
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.353%	5,000	(172)	0	(172)
CSX Corp.	UBS	(0.880%	)	06/20/2017	0.547%	5,000	(116)	0	(116)
Cytec Industries, Inc.	DUB	(1.000%	)	12/20/2015	1.521%	1,000	28	0	28
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	0.745%	4,500	(301)	0	(301)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.523%	1,000	(58)	0	(58)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	2.005%	5,000	261	0	261
Kohl’s Corp.	BOA	(0.786%	)	12/20/2017	1.034%	5,000	86	0	86
Kraft Foods, Inc.	DUB	(0.590%	)	09/20/2017	0.936%	2,000	48	0	48
Kroger Co.	JPM	(0.550%	)	06/20/2018	0.824%	5,000	102	0	102
Ltd Brands, Inc.	GSC	(2.410%	)	09/20/2017	2.811%	2,000	49	0	49
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.314%	5,000	124	0	124
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.452%	5,000	(87)	0	(87)
Masco Corp.	BRC	(1.000%	)	09/20/2012	1.000%	2,000	45	45	0
Masco Corp.	CSFB	(0.915%	)	12/20/2016	2.125%	5,000	359	0	359
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.303%	5,000	(27)	0	(27)
Sprint Nextel Corp.	JPM	(1.125%	)	12/20/2016	3.492%	5,000	659	0	659
Time Warner, Inc.	JPM	(0.830%	)	12/20/2016	0.591%	2,600	(41)	0	(41)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.508%	4,000	(57)	0	(57)
Viacom, Inc.	MSC	(0.900%	)	06/20/2016	0.924%	5,000	6	0	6
Yum! Brands, Inc.	DUB	(0.820%	)	03/20/2018	0.805%	5,000	(6)	0	(6)

							$3,317	$45	$3,272

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.950%	03/20/2013	8.112%	$2,800	$(483)	$0	$(483)
American International Group, Inc.	DUB	5.000%	09/20/2013	7.961%	100	(9)	(13)	4
American International Group, Inc.	RBS	1.975%	03/20/2013	8.112%	5,400	(928)	0	(928)
Biomet, Inc.	CSFB	8.000%	03/20/2014	3.695%	1,473	225	0	225
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.574%	6,700	69	0	69
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.788%	1,800	22	0	22
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.788%	1,800	23	0	23
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.574%	5,000	78	0	78
Brazil Government International Bond	DUB	2.340%	12/20/2009	0.574%	12,500	132	0	132
Brazil Government International Bond	MSC	1.470%	02/20/2017	1.407%	700	4	0	4
Celestica, Inc.	BCLY	2.850%	09/20/2011	2.232%	2,100	27	0	27
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	4.663%	1,500	(250)	0	(250)
Chesapeake Energy Corp.	CSFB	1.000%	06/20/2012	4.371%	3,700	(311)	0	(311)
Chesapeake Energy Corp.	CSFB	1.710%	09/20/2012	4.620%	5,650	(441)	0	(441)

48	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	5.624%		$1,900	$(45)	$(143)	$98
CIT Group, Inc.	BOA	5.000%	09/20/2014	28.914%		2,000	(726)	(630)	(96)
CIT Group, Inc.	DUB	5.000%	09/20/2014	28.914%		1,700	(617)	(527)	(90)
CIT Group, Inc.	GSC	5.000%	09/20/2014	28.914%		4,000	(1,452)	(1,120)	(332)
Citigroup, Inc.	MSC	0.163%	06/20/2011	3.691%		12,000	(700)	0	(700)
Codere Finance S.A.	GSC	3.920%	12/20/2012	7.203%	EUR	1,700	(224)	0	(224)
Codere Finance S.A.	JPM	4.150%	12/20/2012	7.203%		1,500	(183)	0	(183)
Colombia Government International Bond	UBS	1.070%	01/20/2012	1.108%		$1,000	1	0	1
Dynegy Holdings, Inc.	BCLY	5.000%	09/20/2014	8.527%		1,800	(225)	(360)	135
El Paso Corp.	BOA	5.000%	09/20/2014	6.009%		400	(15)	(30)	15
El Paso Corp.	CSFB	5.000%	09/20/2014	6.009%		6,300	(239)	(466)	227
Ford Motor Credit Co. LLC	UBS	5.000%	12/20/2010	4.676%		4,400	23	(1,100)	1,123
France Telecom S.A.	UBS	0.330%	09/20/2011	0.315%	EUR	3,900	2	0	2
France Telecom S.A.	WAC	0.325%	09/20/2011	0.315%		3,900	2	0	2
Freeport-McMoRan Copper & Gold, Inc.	BOA	0.910%	06/20/2012	1.640%		$1,800	(34)	0	(34)
Freeport-McMoRan Copper & Gold, Inc.	MSC	0.890%	06/20/2012	1.640%		5,950	(116)	0	(116)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%		5,200	433	134	299
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.994%		400	70	0	70
General Electric Capital Corp.	CITI	7.250%	03/20/2012	1.894%		500	65	0	65
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.977%		5,000	817	0	817
General Electric Capital Corp.	CITI	3.950%	03/20/2017	2.013%		9,425	1,129	0	1,129
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.959%		3,540	(95)	0	(95)
General Electric Capital Corp.	GSC	5.000%	06/20/2012	1.858%		5,000	417	(350)	767
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.997%		4,000	(81)	0	(81)
HCA, Inc.	CSFB	5.000%	03/20/2014	3.694%		880	43	(132)	175
HSBC Finance Corp.	DUB	5.000%	12/20/2011	1.309%		100	8	5	3
HSBC Finance Corp.	DUB	5.000%	09/20/2013	1.361%		120	16	11	5
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.005%		3,000	60	0	60
Indonesia Government International Bond	RBS	1.390%	12/20/2011	1.494%		5,000	(9)	0	(9)
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.494%		3,000	3	0	3
JSC Gazprom	BCLY	1.600%	12/20/2009	1.104%		11,000	34	0	34
JSC Gazprom	DUB	1.490%	09/20/2017	2.773%		5,000	(406)	0	(406)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	0.914%		5,000	64	0	64
Mexico Government International Bond	DUB	2.400%	12/20/2009	0.914%		6,100	61	0	61
Mexico Government International Bond	GSC	2.050%	09/20/2013	1.401%		210	5	0	5
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.633%		650	(26)	0	(26)
Mexico Government International Bond	MSC	2.070%	09/20/2013	1.401%		530	14	0	14
Mexico Government International Bond	MSC	2.170%	09/20/2013	1.401%		120	4	0	4
Mexico Government International Bond	UBS	0.695%	01/20/2017	1.667%		500	(30)	0	(30)
Peru Government International Bond	MSC	1.960%	10/20/2016	1.465%		600	24	0	24
Petroleos Mexicanos	BCLY	0.880%	04/20/2011	1.263%		11,500	(22)	0	(22)
Petroleos Mexicanos	BCLY	1.200%	04/20/2016	1.876%		3,900	(129)	0	(129)
Petroleos Mexicanos	DUB	1.000%	09/20/2017	1.938%		5,000	(310)	0	(310)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.386%		2,500	40	0	40
Philippines Government International Bond	BCLY	2.510%	09/20/2017	1.964%		1,000	37	0	37
Philippines Government International Bond	BCLY	2.530%	09/20/2017	1.964%		1,000	39	0	39
Philippines Government International Bond	CITI	1.770%	12/20/2017	1.977%		5,200	(71)	0	(71)
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.964%		4,500	164	0	164
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.964%		300	10	0	10
Philippines Government International Bond	UBS	2.260%	03/20/2013	1.469%		3,800	102	0	102
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.965%		4,000	(425)	(657)	232
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	2.117%		3,900	(19)	0	(19)
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	2.280%		1,400	(5)	0	(5)
RSHB Capital S.A.	MSC	2.000%	10/20/2012	2.280%		3,000	3	0	3
SLM Corp.	BOA	0.820%	06/20/2012	8.957%		4,500	(820)	0	(820)
SLM Corp.	BOA	5.000%	09/20/2014	8.553%		5,800	(706)	(652)	(54)
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	6.704%		500	(31)	(55)	24
Sungard Data Systems, Inc.	CITI	5.000%	09/20/2014	6.704%		2,100	(132)	(233)	101
Sungard Data Systems, Inc.	CSFB	5.000%	09/20/2014	6.704%		2,400	(151)	(270)	119
Telecom Italia Finance S.A.	UBS	0.520%	09/20/2011	0.874%	EUR	3,900	(39)	0	(39)
Telecom Italia Finance S.A.	WAC	0.525%	09/20/2011	0.874%		3,900	(38)	0	(38)
Thomson	DUB	6.500%	06/20/2013	24.720%		520	(143)	0	(143)
Thomson	MSC	0.350%	12/20/2010	16.599%		349	(73)	0	(73)
Thomson	MSC	0.400%	06/20/2011	16.528%		20	(5)	0	(5)
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.889%		$3,000	(116)	0	(116)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.777%		2,000	15	(41)	56
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.777%		1,100	8	(25)	33
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.777%		900	7	(21)	28

							$(6,580)	$(6,675)	$95

See Accompanying Notes	Semiannual Report	September 30, 2009	49

Schedule of Investments  Diversified Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CITI	0.540%	07/25/2045		$8,403	$(7,642)	$(221)	$(7,421)
ABX.HE A 06-2 Index	CITI	0.440%	05/25/2046		6,629	(6,341)	(452)	(5,889)
ABX.HE A 06-2 Index	GSC	0.440%	05/25/2046		6,280	(6,009)	(424)	(5,585)
ABX.HE A 06-2 Index	UBS	0.440%	05/25/2046		6,629	(6,343)	(452)	(5,891)
CDX.EM-11 Index	MSC	5.000%	06/20/2014		10,000	1,134	445	689
CDX.EM-12 Index	JPM	5.000%	12/20/2014		35,000	3,793	3,675	118
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		8,667	(226)	0	(226)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		2,000	(77)	0	(77)
CDX.HY-10 5-Year Index	BCLY	5.000%	06/20/2013		9,657	(327)	(640)	313
CDX.HY-11 5-Year Index	GSC	5.000%	12/20/2013		44,109	(2,597)	(8,711)	6,114
CDX.IG-5 Index	GSC	0.450%	12/20/2010		14,580	(141)	(6)	(135)
CDX.IG-6 Index	DUB	0.400%	06/20/2011		16,388	(248)	22	(270)
CDX.IG-6 Index	MSC	0.400%	06/20/2011		964	(14)	0	(14)
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012		500	8	0	8
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012		2,500	49	0	49
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		12,300	289	0	289
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		7,400	178	0	178
CDX.IG-9 5-Year Index 15-30%	GSC	1.210%	12/20/2012		5,000	125	0	125
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,800	106	0	106
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,153	76	0	76
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,750	26	0	26
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	13	0	13
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,070	16	0	16
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,750	26	0	26
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012		13,612	209	0	209
CDX.IG-9 5-Year Index 30-100%	MSC	0.720%	12/20/2012		972	15	0	15
CDX.IG-13 5-Year Index	DUB	1.000%	12/20/2014		22,900	(11)	44	(55)
CDX.IG-13 5-Year Index	GSC	1.000%	12/20/2014		59,600	(28)	115	(143)
iTraxx Europe 4 Index	MSC	0.350%	12/20/2010	EUR	43,251	(330)	(39)	(291)
iTraxx Europe 5 Index	MSC	0.400%	06/20/2011		2,480	(25)	14	(39)
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011		4,791	(127)	89	(216)
iTraxx Europe Crossover 5 Index	JPM	2.900%	06/20/2011		6,819	(180)	132	(312)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		2,940	(373)	53	(426)
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013		24,960	577	265	312

						$(24,399)	$(6,091)	$(18,308)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	1.970%	12/15/2011	JPM	EUR	23,000	$883	$0	$883
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	37,300	28	47	(19)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		8,200	6	10	(4)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	RBS		$17,000	366	228	138
Pay	3-Month USD-LIBOR	3.100%	05/27/2016	BCLY		7,000	88	0	88
Pay	3-Month USD-LIBOR	4.000%	06/17/2016	DUB		1,400	96	116	(20)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		8,900	318	0	318
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY		12,000	1,718	1,219	499
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	MSC		2,100	301	48	253
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		5,300	204	(73)	277
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		700	27	(16)	43
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	GSC	EUR	29,000	4,083	(544)	4,627

50	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6-Month EUR-LIBOR	4.000%	09/19/2017	BCLY	EUR	4,100	$334	$(308)	$642
Pay	6-Month EUR-LIBOR	4.500%	03/18/2019	DUB		500	77	14	63
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	DUB		23,000	1,067	469	598
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC	GBP	7,500	962	(166)	1,128
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		18,100	2,322	(453)	2,775
Pay	6-Month GBP-LIBOR	4.000%	03/17/2015	BNP		83,000	2,318	(1,334)	3,652
Pay	6-Month JPY-LIBOR	2.000%	12/20/2016	DUB	JPY	2,140,000	1,563	338	1,225
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	29,800	82	152	(70)
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		188,000	(311)	175	(486)

							$16,532	$(78)	$16,610

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/20/2009	108	$77	$110
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	108	65	42

				$142	$152

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$30,000	$327	$47
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	59,600	616	81
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,100	5	2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	10,200	78	44
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	5,000	105	8
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	20,500	217	28
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	9,000	49	12
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	137,400	1,148	637
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,400	227	150
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,000	10	4
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	35,000	227	109
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,600	18	5
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	92,000	732	50
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	9,900	76	43

							$3,835	$1,220

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	905	$117,300	EUR	24,800	$1,620
Sales	1,638	728,200		0	5,358
Closing Buys	(2,327)	(408,800)		(24,800)	(3,001)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	216	$436,700	EUR	0	$3,977

(l)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$800	$818	$826
Fannie Mae	6.000%	10/01/2039	400	421	422
Fannie Mae	6.500%	10/01/2039	500	533	534
Fannie Mae	6.500%	11/01/2039	1,000	1,063	1,065

				$2,835	$2,847

See Accompanying Notes	Semiannual Report	September 30, 2009	51

Schedule of Investments  Diversified Income Fund  (Cont.)

(m)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	77,102	06/2010	BCLY	$0	$(62)	$(62)
Buy		35,477	06/2010	CITI	0	(21)	(21)
Buy		339	06/2010	CSFB	0	0	0
Buy		13,879	06/2010	DUB	0	(14)	(14)
Buy		100,353	06/2010	HSBC	0	(83)	(83)
Buy		74,851	06/2010	MSC	0	(52)	(52)
Sell	EUR	50,056	10/2009	BCLY	0	(1,544)	(1,544)
Sell		59,861	10/2009	BNP	0	(1,876)	(1,876)
Buy		400	10/2009	HSBC	0	0	0
Sell		41,252	10/2009	UBS	567	0	567
Sell	GBP	14,395	10/2009	BNP	871	0	871
Buy	HUF	477	10/2009	BCLY	0	0	0
Sell		143	10/2009	DUB	0	0	0
Sell		477	10/2009	HSBC	0	0	0
Buy		143	10/2009	JPM	0	0	0
Buy	ILS	890	11/2009	BCLY	21	0	21
Sell		890	11/2009	HSBC	0	(10)	(10)
Buy	JPY	218,661	10/2009	BNP	73	0	73
Sell		775,022	10/2009	HSBC	0	(155)	(155)
Buy	KRW	878,131	11/2009	CSFB	56	0	56
Buy		1,639,366	11/2009	DUB	103	0	103
Buy		25,793,250	11/2009	RBS	1,649	0	1,649
Sell	MXN	26,702	11/2009	BCLY	0	(4)	(4)
Buy		1,762	11/2009	CITI	0	(1)	(1)
Sell		707	11/2009	DUB	0	(1)	(1)
Buy		236,658	11/2009	HSBC	0	(115)	(115)
Sell		2,048	11/2009	HSBC	0	(1)	(1)
Buy		11,644	11/2009	JPM	19	(1)	18
Sell		209,744	11/2009	JPM	118	0	118
Sell	PLN	191	11/2009	CITI	0	(9)	(9)
Buy		56	11/2009	DUB	4	0	4
Buy		135	11/2009	JPM	7	0	7
Sell	ZAR	1,269	11/2009	CITI	0	(25)	(25)
Buy		1,308	11/2009	DUB	39	0	39
Buy		89	11/2009	HSBC	1	0	1
Buy		299	11/2009	JPM	3	0	3

					$3,531	$(3,974)	$(443)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$1,236,844	$73,327	$1,310,171
Mortgage-Backed Securities	0	197,013	9,905	206,918
Sovereign Issues	0	454,454	0	454,454
Foreign Currency-Denominated Issues	0	288,460	2,205	290,665
Short-Term Instruments	102,613	54,104	0	156,717
Other Investments +++	0	245,824	3,345	249,169

Investments, at value	$102,613	$2,476,699	$88,782	$2,668,094

Short Sales, at value	$0	$(2,847)	$0	$(2,847)

Financial Derivative Instruments ++++	$4,790	$(146)	$0	$4,644

Total	$107,403	$2,473,706	$88,782	$2,669,891

52	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$53,867	$146	$0	$924	$18,390	$73,327	$924
Mortgage-Backed Securities	0	9,904	5	30	(34)	0	9,905	(34)
Foreign Currency-Denominated Issues	5,712	(2,406)	(8)	(18)	2,400	(3,475)	2,205	247
Other Investments +++	3,565	(475)	4	0	251	0	3,345	192

Investments, at value	$9,277	$60,890	$147	$12	$3,541	$14,915	$88,782	$1,329

Financial Derivative Instruments ++++	$2,391	$0	$0	$0	$(1,508)	$(883)	$0	$0

Total	$11,668	$60,890	$147	$12	$2,033	$14,032	$88,782	$1,329

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$4,790	$0	$0	$0	$0	$4,790
Unrealized appreciation on foreign currency contracts	0	3,531	0	0	0	3,531
Unrealized appreciation on swap agreements	17,209	0	19,593	0	0	36,802

	$21,999	$3,531	$19,593	$0	$0	$45,123

Liabilities:
Written options outstanding	$1,372	$0	$0	$0	$0	$1,372
Unrealized depreciation on foreign currency contracts	0	3,974	0	0	0	3,974
Unrealized depreciation on swap agreements	598	0	34,535	0	0	35,133

	$1,970	$3,974	$34,535	$0	$0	$40,479

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$3,143	$0	$0	$0	$3,143
Net realized gain (loss) on futures contracts, written options and swaps	15,405	0	(11,624)	0	0	3,781
Net realized (loss) on foreign currency transactions	0	(37,543)	0	0	0	(37,543)

	$15,405	$(34,400)	$(11,624)	$0	$0	$(30,619)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(2,068)	$0	$0	$0	$(2,068)
Net change in unrealized appreciation on futures contracts, written options and swaps	276	0	65,936	0	0	66,212
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	15,762	0	0	0	15,762

	$276	$13,694	$65,936	$0	$0	$79,906

^	See note 2 in the Notes to Financial Statements for additional information.
^^

The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	53

Schedule of Investments  Emerging Local Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 13.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	124,760	$68,385
10.000% due 01/01/2017		174,480	86,312

Companhia Energetica de Sao Paulo
9.750% due 01/15/2015		3,750	2,486

Total Brazil (Cost $142,794)			157,183

CHILE 0.5%

Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023	CLP	1,458,411	2,988

Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017		625,034	1,157
3.000% due 07/01/2018		1,166,729	2,151
3.000% due 10/01/2018		31,252	58

Total Chile (Cost $5,507)			6,354

COLOMBIA 5.3%

Bogota Distrito Capital
9.750% due 07/26/2028	COP	31,200,000	14,880

Colombia Government International Bond
9.850% due 06/28/2027		16,636,000	9,231
11.750% due 03/01/2010		1,000	0
12.000% due 10/22/2015		61,576,000	37,977

Total Colombia (Cost $60,089)			62,088

EGYPT 1.2%

Egypt Government Bond
8.750% due 07/18/2012	EGP	14,800	2,747

Petroleum Export Ltd.
4.623% due 06/15/2010		$950	932
4.633% due 06/15/2010		150	147
5.265% due 06/15/2011		4,061	3,985

Petroleum Export Ltd. II
6.340% due 06/20/2011		7,020	6,730

Total Egypt (Cost $14,681)			14,541

EL SALVADOR 0.5%

El Salvador Government International Bond
8.500% due 07/25/2011		$5,000	5,313

Total El Salvador (Cost $5,361)			5,313

FRANCE 0.0%

Credit Agricole S.A.
0.422% due 05/28/2010		$400	398

Total France (Cost $398)			398

GERMANY 1.5%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$17,515	17,604

Total Germany (Cost $17,561)			17,604

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HUNGARY 9.6%

Hungary Government Bond
5.500% due 02/12/2014	HUF	11,373,240	$57,097
5.500% due 02/12/2016		8,490,600	41,443
6.750% due 02/12/2013		2,235,200	11,898
6.750% due 11/24/2017		478,000	2,434

Total Hungary (Cost $118,896)			112,872

INDONESIA 5.0%

Indonesia Government International Bond
9.500% due 07/15/2023	IDR	112,807,000	10,950
10.000% due 02/15/2028		42,229,000	4,156
10.500% due 08/15/2030		33,000,000	3,366
11.000% due 12/15/2012		127,850,000	14,090
11.000% due 10/15/2014		70,000,000	7,831
11.500% due 09/15/2019		46,330,000	5,286
12.800% due 06/15/2021		111,974,000	13,684

Total Indonesia (Cost $46,855)			59,363

IRELAND 0.1%

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012		$1,100	1,129

Total Ireland (Cost $1,092)			1,129

LUXEMBOURG 1.2%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$1,777	1,806

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.875% due 11/29/2010		6,000	6,254

TNK-BP Finance S.A.
6.875% due 07/18/2011		2,300	2,366

VTB Capital S.A.
2.183% due 11/02/2009		4,000	3,996

Total Luxembourg (Cost $14,211)			14,422

MALAYSIA 0.9%

Malaysia Government International Bond
4.240% due 02/07/2018	MYR	2,300	674
4.378% due 11/29/2019		7,060	2,068
7.500% due 07/15/2011		$1,050	1,150

Petronas Capital Ltd.
7.000% due 05/22/2012		6,200	6,828

Total Malaysia (Cost $10,767)			10,720

MEXICO 4.4%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	87,700	5,010

Mexican Bonos
8.500% due 12/13/2018		514,920	39,557

Pemex Finance Ltd.
9.030% due 02/15/2011		$2,100	2,189

Pemex Project Funding Master Trust
2.309% due 10/15/2009		2,000	2,002

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telefonos de Mexico SAB de C.V.
4.750% due 01/27/2010		$1,000	$1,009
8.750% due 01/31/2016	MXN	25,000	1,808

Total Mexico (Cost $55,516)			51,575

NETHERLANDS 0.2%

Majapahit Holding BV
7.250% due 10/17/2011		$2,400	2,490

Total Netherlands (Cost $2,457)			2,490

NEW ZEALAND 0.2%

ANZ National International Ltd.
0.615% due 04/14/2010		$2,660	2,645

Total New Zealand (Cost $2,655)			2,645

PANAMA 0.4%

Panama Government International Bond
9.375% due 07/23/2012		$1,300	1,533
9.625% due 02/08/2011		3,000	3,330

Total Panama (Cost $4,784)			4,863

PERU 2.8%

Peru Government International Bond
7.840% due 08/12/2020	PEN	4,750	1,952
9.910% due 05/05/2015		68,234	30,410

Total Peru (Cost $28,594)			32,362

POLAND 6.1%

Poland Government International Bond
4.250% due 05/24/2011	PLN	320	111
4.750% due 04/25/2012		34,400	11,868
5.250% due 10/25/2017		17,300	5,719
5.750% due 04/25/2014		45,300	15,823
5.750% due 09/23/2022		69,685	23,222
6.250% due 10/24/2015		43,290	15,391

Total Poland (Cost $85,340)			72,134

QATAR 0.6%

Qatar Petroleum
5.579% due 05/30/2011		$4,311	4,436

Ras Laffan Liquefied Natural Gas Co. Ltd. III
4.500% due 09/30/2012		2,000	2,082

Total Qatar (Cost $6,385)			6,518

RUSSIA 1.1%

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		$3,184	3,232

TNK-BP Finance S.A.
6.875% due 07/18/2011		5,200	5,291

VTB Capital S.A.
2.183% due 11/02/2009		4,600	4,577

Total Russia (Cost $13,082)			13,100

54	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 9.1%

South Africa Government International Bond
7.500% due 01/15/2014	ZAR	262,900	$33,899
8.000% due 12/21/2018		25,000	3,179
8.250% due 09/15/2017		132,100	17,191
13.500% due 09/15/2015		321,800	53,190

Total South Africa (Cost $101,713)			107,459

SOUTH KOREA 0.1%

Korea Development Bank
0.910% due 10/20/2009		$1,000	999

Total South Korea (Cost $1,000)			999

THAILAND 2.3%

Bank of Thailand
3.700% due 01/24/2011	THB	29,620	909

Thailand Government Bond
3.875% due 06/13/2019		16,800	491
5.125% due 03/13/2018		508,330	16,474
5.250% due 05/12/2014		92,200	3,006
6.150% due 07/07/2026		176,000	6,143

Total Thailand (Cost $25,480)			27,023

TUNISIA 0.4%

Banque Centrale de Tunisie
4.750% due 04/07/2011	EUR	1,200	1,824
7.375% due 04/25/2012		$2,000	2,210

Total Tunisia (Cost $3,979)			4,034

TURKEY 6.2%

Turkey Government International Bond
0.000% due 06/23/2010	TRY	29,200	18,648
10.000% due 02/15/2012 (c)		816	614
12.000% due 08/14/2013 (c)		4,827	4,098
14.000% due 01/19/2011		68,608	49,470
15.000% due 02/10/2010		1,055	729

Total Turkey (Cost $72,940)			73,559

UNITED ARAB EMIRATES 0.2%

Emirate of Abu Dhabi
5.500% due 08/02/2012		$2,000	2,122

Total United Arab Emirates (Cost $2,128)			2,122

UNITED KINGDOM 0.6%

Bank of Scotland PLC
0.374% due 12/08/2010		$1,100	1,075

Barclays Bank PLC
10.179% due 06/12/2021		4,680	6,162

Vodafone Group PLC
0.660% due 02/27/2012		200	199

Total United Kingdom (Cost $5,971)			7,436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 20.6%

ASSET-BACKED SECURITIES 0.5%

Citigroup Mortgage Loan Trust, Inc.
0.286% due 12/25/2036	$840	$703
1.146% due 07/25/2037	1,408	1,250

Countrywide Asset-Backed Certificates
0.346% due 05/25/2047	362	326
0.346% due 09/25/2047	1,600	1,481

Credit-Based Asset Servicing & Securitization LLC
0.366% due 07/25/2037	94	69

Indymac Residential Asset-Backed Trust
0.326% due 07/25/2037	675	652

Long Beach Mortgage Loan Trust
0.306% due 12/25/2036	28	22

MASTR Asset-Backed Securities Trust
0.326% due 05/25/2037	1,028	915

Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036	410	232

Soundview Home Equity Loan Trust
1.046% due 10/25/2037	66	63

		5,713

CORPORATE BONDS & NOTES 18.8%

Allied Waste North America, Inc.
6.500% due 11/15/2010	100	103

American Express Credit Corp.
1.646% due 05/27/2010	11,600	11,626

American Honda Finance Corp.
0.514% due 02/09/2010	1,500	1,497

American International Group, Inc.
0.536% due 01/29/2010	5,045	5,008
5.375% due 10/18/2011	4,525	4,189
8.175% due 05/15/2058	700	425

Anadarko Petroleum Corp.
7.625% due 03/15/2014	4,000	4,570

Bank of America Corp.
5.650% due 05/01/2018	6,700	6,627

Bank of America N.A.
0.579% due 06/15/2016	12,000	10,261

Bear Stearns Cos. LLC
0.549% due 05/18/2010	1,900	1,902
0.718% due 01/31/2011	200	200
5.300% due 10/30/2015	300	317

Caterpillar Financial Services Corp.
0.515% due 08/20/2010	600	600
0.914% due 02/08/2010	300	301

Citibank N.A.
0.289% due 09/21/2012	3,200	3,203

Citigroup Funding, Inc.
1.518% due 05/07/2010	12,300	12,312

Citigroup, Inc.
5.500% due 04/11/2013	5,800	5,942

Credit Suisse USA, Inc.
0.505% due 11/20/2009	800	800
0.640% due 08/15/2010	200	200

Dominion Resources, Inc.
1.343% due 06/17/2010	900	906

Dow Chemical Co.
2.718% due 08/08/2011	3,100	3,151

Ford Motor Credit Co. LLC
2.079% due 01/15/2010	2,200	2,184
5.700% due 01/15/2010	10,550	10,548
7.375% due 10/28/2009	4,500	4,501

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Capital Corp.
0.592% due 04/28/2011		$6,500	$6,328

Goldman Sachs Group, Inc.
0.321% due 11/16/2009		2,700	2,700
0.520% due 11/16/2009		1,100	1,100

HSBC Finance Corp.
0.380% due 03/12/2010		1,000	997
0.714% due 05/10/2010		1,500	1,494
0.720% due 11/16/2009		900	900

International Lease Finance Corp.
0.909% due 01/15/2010		3,900	3,810

John Deere Capital Corp.
0.593% due 07/16/2010		2,600	2,598
0.803% due 10/16/2009		1,300	1,300
1.052% due 06/10/2011		5,100	5,134
1.210% due 01/18/2011		4,000	4,020

JPMorgan Chase & Co.
0.684% due 01/17/2011		8,000	7,995

Kraft Foods, Inc.
0.961% due 08/11/2010		3,000	2,996

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		11,400	1,967

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012		700	674
6.875% due 04/25/2018		6,000	6,320

Metropolitan Life Global Funding I
0.480% due 05/17/2010		4,200	4,192

Morgan Stanley
0.568% due 05/07/2010		6,000	5,994
0.599% due 01/15/2010		2,000	1,999
0.760% due 01/18/2011		2,200	2,180

PACCAR, Inc.
1.469% due 09/14/2012		4,000	4,012

Pemex Project Funding Master Trust
0.934% due 12/03/2012		10,000	9,600
1.599% due 06/15/2010		26,619	26,497

Pfizer, Inc.
4.450% due 03/15/2012		1,500	1,594

Reynolds American, Inc.
0.999% due 06/15/2011		9,600	9,445

SLM Corp.
0.499% due 03/15/2011		250	225
0.664% due 07/26/2010		2,300	2,185
0.734% due 10/25/2011		300	252
0.973% due 12/15/2010	EUR	200	266
5.375% due 05/15/2014		$600	460

Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	695

U.S. Bancorp
0.871% due 05/06/2010		100	100

UnitedHealth Group, Inc.
0.472% due 06/21/2010		800	797

Wachovia Corp.
0.411% due 12/01/2009		3,500	3,500
0.419% due 03/15/2011		200	199
0.633% due 04/23/2012		2,000	1,959
0.639% due 10/15/2011		1,000	986

Wells Fargo & Co.
7.980% due 03/29/2049		2,400	2,196

			221,039

See Accompanying Notes	Semiannual Report	September 30, 2009	55

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 1.0%

American Home Mortgage Assets
0.436% due 05/25/2046	$1,142	$549
0.436% due 09/25/2046	459	215
1.601% due 02/25/2047	472	193

Banc of America Funding Corp.
5.746% due 03/20/2036	511	308

BCAP LLC Trust
0.416% due 01/25/2037	1,367	643

Bear Stearns Adjustable Rate Mortgage Trust
4.996% due 01/25/2035	74	61
5.734% due 02/25/2036	482	312

Bear Stearns Alt-A Trust
5.285% due 08/25/2036	700	297
5.490% due 09/25/2035	91	58

Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034	107	100
5.674% due 07/25/2046	361	247

CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	542	405

Commercial Mortgage Pass-Through Certificates
0.741% due 02/16/2034	588	516

Countrywide Alternative Loan Trust
0.456% due 07/25/2046	181	90
0.576% due 11/20/2035	454	245
1.901% due 12/25/2035	604	321

Countrywide Home Loan Mortgage Pass-Through Trust
6.073% due 09/25/2047	233	148

Downey Savings & Loan Association Mortgage Loan Trust
3.059% due 07/19/2044	1,036	700

GSR Mortgage Loan Trust
5.338% due 11/25/2035	419	332

Harborview Mortgage Loan Trust
0.436% due 07/21/2036	192	91
0.446% due 09/19/2046	276	131
0.746% due 02/19/2034	1,817	967
5.833% due 08/19/2036	183	118

Homebanc Mortgage Trust
5.794% due 04/25/2037	498	387

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	419	193

Indymac Index Mortgage Loan Trust
0.446% due 06/25/2047	377	179
0.456% due 05/25/2046	126	60
0.486% due 07/25/2035	114	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Luminent Mortgage Trust
0.416% due 12/25/2036	$536	$262
0.426% due 12/25/2036	244	114
0.446% due 10/25/2046	216	99

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	345	166
0.546% due 05/25/2047	800	106

MASTR Alternative Loans Trust
0.646% due 03/25/2036	193	91

Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036	148	134

Residential Accredit Loans, Inc.
0.496% due 08/25/2037	364	171
5.714% due 02/25/2036	416	217

Residential Asset Securitization Trust
0.646% due 01/25/2046	469	219

Sequoia Mortgage Trust
4.316% due 01/20/2047	172	129

Structured Adjustable Rate Mortgage Loan Trust
6.000% due 03/25/2036	441	275

Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2046	414	207

WaMu Mortgage Pass-Through Certificates
1.641% due 01/25/2047	507	201
1.661% due 04/25/2047	748	360
1.721% due 12/25/2046	473	190
2.849% due 01/25/2047	305	158
5.281% due 01/25/2037	365	242
5.456% due 04/25/2037	251	153
5.565% due 12/25/2036	222	157
5.922% due 09/25/2036	366	274

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	266	133

Wells Fargo Mortgage-Backed Securities Trust
0.746% due 07/25/2037	631	382

		12,368

U.S. GOVERNMENT AGENCIES 0.2%

Freddie Mac
0.343% due 02/01/2011 (f)	620	619
0.379% due 03/09/2011 (f)	32	32
0.389% due 05/04/2011 (f)	1,510	1,512

		2,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011	$1,050	$1,053

Total United States (Cost $254,387)		242,336

SHORT-TERM INSTRUMENTS 6.7%

CERTIFICATES OF DEPOSIT 0.0%

Deutsche Bank NY
0.940% due 02/16/2010	200	200

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	6,000	6,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $6,123. Repurchase proceeds are $6,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,103	1,103
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,130. Repurchase proceeds are $1,103.)

		7,103

U.S. CASH MANAGEMENT BILLS 0.1%
0.208% due 04/01/2010 (f)	720	719

U.S. TREASURY BILLS 1.7%
0.233% due 02/25/2010 - 03/25/2010 (b)(e)(f)	19,570	19,559

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 4.3%
	5,074,975	50,816

Total Short-Term Instruments (Cost $78,386)		78,397

Total Investments 101.1% (Cost $1,183,009)		$1,191,039

Written Options (i) (0.0%) (Premiums $928)		(83)

Other Assets and Liabilities (Net) (1.1%)		(12,520)

Net Assets 100.0%		$1,178,436

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $330 have been pledged as collateral for foreign currency contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $21,697 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Cash of $307 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	72	$63

56	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Swap agreements outstanding on September 30, 2009:

Asset Swaps
Underlying Asset	Receive	Pay Floating Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$(622)	$(455)	$(167)
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BCLY	67,470	(3,670)	(2,347)	(1,323)
Malaysia Government International Bond 3.756% due 04/28/2011	Cash Flow from Underlying Asset	6-Month USD-LIBOR	05/02/2011	BCLY	36,140	1,197	153	1,044
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CITI	30,052	(525)	915	(1,440)

						$(3,620)	$(1,734)	$(1,886)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CEMEX SAB de C.V.	DUB	7.500%	03/20/2010	6.112%	$2,000	$28	$0	$28
JSC Gazprom	BCLY	1.600%	12/20/2009	1.104%	15,000	46	0	46
JSC Gazprom	BCLY	1.850%	03/20/2010	1.105%	12,500	50	0	50
TransCapitalInvest Ltd. for OJSC AK Transneft	GSC	2.300%	09/20/2010	1.000%	5,000	75	0	75

						$199	$0	$199

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC	BRL	55,800	$(139)	$113	$(252)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		55,000	(148)	43	(191)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		74,200	(24)	(81)	57
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		32,900	197	(47)	244
Pay	1-Year BRL-CDI	14.415%	01/02/2012	BCLY		68,600	2,554	(566)	3,120
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		63,500	2,699	538	2,161
Pay	1-Year BRL-CDI	14.770%	01/02/2012	BCLY		47,100	2,005	0	2,005
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BCLY	MYR	12,850	(30)	0	(30)
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BCLY		11,780	(59)	0	(59)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BCLY		15,300	42	0	42
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	57	0	57
Pay	3-Month ZAR-JIBOR	9.155%	10/19/2014	BCLY	ZAR	52,000	157	157	0
Pay	6-Month THB-THBFIX Reuters	2.780%	01/23/2014	HSBC	THB	78,730	(54)	0	(54)
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BCLY		106,060	(63)	0	(63)
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BCLY		136,500	(33)	0	(33)
Pay	6-Month THB-THBFIX Reuters	3.170%	04/21/2014	HSBC		68,250	(16)	0	(16)
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BCLY		105,400	(20)	0	(20)
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BCLY		65,700	(29)	0	(29)
Pay	6-Month THB-THBFIX Reuters	3.540%	07/23/2014	JPM		345,000	34	0	34
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	120	(25)	145
Pay	28-Day MXN TIIE	9.190%	07/29/2015	JPM	MXN	996,000	5,646	0	5,646
Pay	28-Day MXN TIIE	9.440%	10/25/2018	BCLY		517,700	3,510	1,296	2,214
Pay	28-Day MXN TIIE	8.050%	12/26/2018	CITI		136,300	(25)	0	(25)
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		190,000	208	148	60
Pay	28-Day MXN TIIE	8.760%	09/03/2029	BCLY		30,000	43	0	43

							$16,632	$1,576	$15,056

See Accompanying Notes	Semiannual Report	September 30, 2009	57

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

(i)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$91,000	$892	$50

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus COP	COP	1,863.000	10/22/2009	$5,210	$36	$33

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	726	$34,500	$1,096
Sales	1,347	172,210	1,669
Closing Buys	(141)	(76,000)	(354)
Expirations	(1,717)	(34,500)	(1,367)
Exercised	(215)	0	(116)

Balance at 09/30/2009	0	$96,210	$928

(j)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	5,650	10/2009	BCLY	$0	$(189)	$(189)
Sell		11,594	10/2009	BOA	0	(146)	(146)
Buy		5,547	10/2009	CITI	131	0	131
Buy		43,510	10/2009	HSBC	1,233	0	1,233
Sell		28,248	10/2009	HSBC	0	(933)	(933)
Buy		24,781	10/2009	JPM	1,696	0	1,696
Sell		7,638	10/2009	JPM	0	(311)	(311)
Buy		10,950	10/2009	RBS	260	0	260
Sell		31,658	10/2009	RBS	0	(466)	(466)
Sell		90,743	02/2010	BOA	0	(1,124)	(1,124)
Sell		8,433	02/2010	DUB	0	(22)	(22)
Buy		9,230	02/2010	HSBC	102	0	102
Sell		11,594	02/2010	HSBC	0	(122)	(122)
Buy		31,658	02/2010	RBS	467	0	467
Buy	CLP	2,139,941	11/2009	BCLY	166	0	166
Sell		1,726,950	11/2009	BCLY	0	(155)	(155)
Buy		7,566,225	11/2009	CITI	665	0	665
Sell		10,441,358	11/2009	CITI	145	(433)	(288)
Buy		2,286,341	11/2009	DUB	279	0	279
Sell		1,597,500	11/2009	DUB	82	0	82
Buy		146,528	11/2009	HSBC	0	(2)	(2)
Sell		7,263,550	11/2009	HSBC	67	(636)	(569)
Buy		15,000,000	11/2009	JPM	1,550	0	1,550
Sell		4,291,551	11/2009	JPM	55	(151)	(96)
Buy		1,581,269	11/2010	CITI	48	(5)	43
Buy	CNY	94,009	03/2010	BCLY	0	(208)	(208)
Sell		15,535	03/2010	BCLY	21	0	21
Sell		8,075	03/2010	BOA	9	0	9
Buy		25,031	03/2010	CITI	0	(36)	(36)
Sell		6,643	03/2010	CITI	11	0	11
Sell		20,804	03/2010	DUB	37	0	37
Sell		6,392	03/2010	HSBC	9	0	9
Buy		37,151	03/2010	JPM	0	(72)	(72)
Sell		60	03/2010	JPM	0	0	0
Buy		6,396	06/2010	BCLY	0	(5)	(5)
Buy		2,678	06/2010	CITI	0	(2)	(2)
Buy		3,330	06/2010	DUB	0	(2)	(2)
Buy		8,322	06/2010	HSBC	0	(7)	(7)
Buy		4,151	06/2010	JPM	0	(1)	(1)
Buy		31,000	07/2010	BCLY	0	(14)	(14)
Buy		1,469	06/2011	JPM	0	(5)	(5)
Buy		53,316	06/2011	UBS	0	(203)	(203)
Buy	COP	58,731,800	11/2009	BCLY	5,424	0	5,424
Sell		16,225,552	11/2009	BCLY	0	(1,445)	(1,445)

58	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	COP	13,140,000	11/2009	CITI	$804	$0	$804
Sell		27,950,952	11/2009	CITI	0	(2,511)	(2,511)
Buy		4,004,160	11/2009	HSBC	114	0	114
Sell		12,900,600	11/2009	HSBC	0	(980)	(980)
Buy		5,081,180	11/2009	JPM	161	0	161
Sell		9,114,000	11/2009	JPM	0	(720)	(720)
Sell		12,459,000	11/2009	MSC	0	(452)	(452)
Sell		7,467,000	11/2009	RBS	0	(867)	(867)
Buy	CZK	16,712	11/2009	BCLY	57	0	57
Sell		16,712	11/2009	BCLY	0	(105)	(105)
Sell	EUR	30	10/2009	BCLY	0	(1)	(1)
Sell		36	10/2009	BNP	0	(1)	(1)
Sell		1,260	10/2009	UBS	10	0	10
Buy	HKD	257	12/2009	DUB	0	0	0
Buy		522	12/2009	JPM	0	0	0
Buy		231	12/2009	MSC	0	0	0
Buy	HUF	9,822,817	10/2009	BCLY	2,170	(113)	2,057
Sell		2,338,308	10/2009	BCLY	0	(1,571)	(1,571)
Sell		852,827	10/2009	CITI	0	(618)	(618)
Buy		1,148,893	10/2009	DUB	904	0	904
Sell		1,372,892	10/2009	DUB	0	(371)	(371)
Buy		935,332	10/2009	HSBC	726	0	726
Sell		8,617,108	10/2009	HSBC	1	(7,001)	(7,000)
Buy		1,842,033	10/2009	JPM	590	0	590
Sell		2,237,941	10/2009	JPM	0	(1,082)	(1,082)
Buy		1,670,000	10/2009	UBS	854	0	854
Sell		5,635,170	01/2010	BCLY	101	0	101
Sell		1,862,690	01/2010	HSBC	0	(83)	(83)
Sell		1,075,295	01/2010	RBS	0	(10)	(10)
Buy	IDR	294,875,174	11/2009	BCLY	1,387	0	1,387
Sell		369,793,806	11/2009	BCLY	0	(2,076)	(2,076)
Buy		39,470,000	11/2009	CITI	54	(7)	47
Sell		168,182,896	11/2009	CITI	0	(752)	(752)
Buy		34,566,000	11/2009	HSBC	144	0	144
Sell		110,656,816	11/2009	HSBC	0	(570)	(570)
Buy		223,150,000	11/2009	JPM	2,378	0	2,378
Sell		10,605,000	11/2009	JPM	0	(87)	(87)
Sell		10,120,000	01/2010	CITI	0	(24)	(24)
Buy		20,039,580	01/2010	DUB	113	0	113
Buy		20,349,000	01/2010	HSBC	120	0	120
Sell		20,240,000	01/2010	HSBC	0	(47)	(47)
Buy		30,943,155	01/2010	JPM	128	0	128
Sell		25,500,000	01/2010	JPM	0	(80)	(80)
Buy		3,093,000	09/2010	CITI	0	(2)	(2)
Buy	ILS	486	11/2009	BCLY	6	0	6
Buy		14,657	11/2009	BNP	0	(8)	(8)
Sell		486	11/2009	JPM	0	(7)	(7)
Buy	INR	274	10/2009	BCLY	0	0	0
Buy		833	10/2009	CITI	0	0	0
Sell		406,197	10/2009	CITI	0	(16)	(16)
Buy		274	10/2009	HSBC	0	0	0
Buy		478,334	10/2009	JPM	111	0	111
Sell		73,770	10/2009	JPM	0	(33)	(33)
Buy		252	10/2009	MSC	0	0	0
Buy		48,446	11/2009	BCLY	4	0	4
Buy		7,765	11/2009	CITI	1	0	1
Buy		5,323	01/2010	DUB	0	0	0
Buy		97,560	01/2010	JPM	10	0	10
Buy		406,197	03/2010	CITI	0	(8)	(8)
Buy	KRW	9,787,320	11/2009	BCLY	598	0	598
Sell		905,447	11/2009	BOA	0	(43)	(43)
Buy		10,340,035	11/2009	CITI	600	0	600
Buy		2,893,720	11/2009	DUB	135	0	135
Sell		3,783,900	11/2009	DUB	0	(210)	(210)
Buy		755,180	11/2009	JPM	30	0	30
Sell		1,869,000	11/2009	JPM	0	(85)	(85)
Buy		7,423,314	11/2009	RBS	511	0	511
Buy		2,486,800	11/2009	UBS	109	0	109
Buy		270,446	02/2010	HSBC	9	0	9
Buy		477,400	02/2010	RBS	4	0	4
Buy	MXN	443,470	11/2009	BCLY	14	(186)	(172)
Sell		81,040	11/2009	BCLY	30	(17)	13
Buy		108,136	11/2009	CITI	0	(274)	(274)
Sell		80,738	11/2009	CITI	64	0	64
Buy		89,260	11/2009	DUB	0	(55)	(55)

See Accompanying Notes	Semiannual Report	September 30, 2009	59

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	MXN	210,546	11/2009	DUB	$124	$(21)	$103
Buy		205,045	11/2009	HSBC	24	(331)	(307)
Sell		479,593	11/2009	HSBC	121	(175)	(54)
Buy		962,069	11/2009	JPM	1,077	(353)	724
Sell		261,160	11/2009	JPM	98	(23)	75
Buy		483,175	11/2009	MLP	3,147	0	3,147
Sell		98,171	11/2009	UBS	121	0	121
Buy	MYR	34,411	11/2009	BCLY	326	0	326
Buy		11,615	11/2009	CITI	36	0	36
Sell		8,814	11/2009	CITI	0	(42)	(42)
Buy		15,498	11/2009	DUB	93	0	93
Sell		21,209	11/2009	DUB	0	(117)	(117)
Buy		15,909	11/2009	HSBC	88	0	88
Buy		55,622	11/2009	JPM	360	0	360
Sell		3,554	11/2009	JPM	0	(25)	(25)
Buy		5,642	11/2009	UBS	27	0	27
Buy		17,925	02/2010	BCLY	57	0	57
Buy		1,621	02/2010	CITI	7	0	7
Buy		8,805	02/2010	DUB	31	0	31
Buy		10,506	02/2010	JPM	21	0	21
Buy		26,056	06/2010	BCLY	27	(3)	24
Buy	PEN	471	01/2010	BCLY	3	0	3
Sell		6,040	01/2010	BCLY	0	(94)	(94)
Sell		35,456	01/2010	CITI	0	(532)	(532)
Sell		20,945	01/2010	DUB	0	(390)	(390)
Buy		324	01/2010	HSBC	2	0	2
Buy		8,758	01/2010	JPM	37	0	37
Buy	PHP	318,666	11/2009	BCLY	109	0	109
Buy		364,489	11/2009	CITI	119	0	119
Sell		665,599	11/2009	DUB	0	(372)	(372)
Buy		21,564	11/2011	JPM	2	0	2
Buy	PLN	165,917	11/2009	BCLY	8,350	0	8,350
Sell		32,336	11/2009	BCLY	0	(1,148)	(1,148)
Buy		11,454	11/2009	BNP	0	(22)	(22)
Buy		21,330	11/2009	BOA	113	0	113
Buy		24,809	11/2009	CITI	623	0	623
Sell		6,626	11/2009	CITI	0	(302)	(302)
Buy		19,394	11/2009	DUB	72	(67)	5
Sell		6,501	11/2009	DUB	0	(215)	(215)
Buy		3,573	11/2009	GSC	54	0	54
Sell		888	11/2009	GSC	0	(43)	(43)
Buy		161,496	11/2009	HSBC	4,386	(49)	4,337
Sell		239,258	11/2009	HSBC	0	(9,524)	(9,524)
Buy		62,776	11/2009	JPM	1,400	(4)	1,396
Sell		45,232	11/2009	JPM	32	(1,243)	(1,211)
Buy		77,073	11/2009	MLP	5,467	0	5,467
Sell		43	11/2009	MSC	0	(2)	(2)
Sell		9,110	11/2009	UBS	0	(164)	(164)
Buy	RON	5,690	11/2009	BCLY	56	0	56
Sell		58,484	11/2009	BCLY	0	(539)	(539)
Buy		6,703	11/2009	CITI	11	(7)	4
Buy		14,263	11/2009	DUB	143	0	143
Buy		7,856	11/2009	GSC	70	0	70
Buy	SGD	10,419	11/2009	BCLY	178	0	178
Sell		1,444	11/2009	BCLY	0	(25)	(25)
Buy		3	11/2009	BOA	0	0	0
Sell		2,166	11/2009	CITI	0	(37)	(37)
Sell		1,441	11/2009	CSFB	0	(23)	(23)
Buy		4,590	11/2009	DUB	115	0	115
Buy		5,975	11/2009	HSBC	92	0	92
Buy		1,154	11/2009	RBS	24	0	24
Buy		232	11/2009	UBS	4	0	4
Buy		158	02/2010	BOA	2	0	2
Buy		707	03/2010	RBS	2	0	2
Buy	THB	641,845	11/2009	BCLY	407	0	407
Sell		68,180	11/2009	BCLY	0	(39)	(39)
Sell		170,658	11/2009	BOA	0	(103)	(103)
Buy		381,071	11/2009	CITI	346	0	346
Sell		102,090	11/2009	CITI	0	(53)	(53)
Buy		392,030	11/2009	DUB	310	0	310
Sell		68,720	11/2009	DUB	0	(55)	(55)
Buy		267,605	11/2009	HSBC	152	0	152
Buy		1,019,459	11/2009	JPM	524	0	524
Buy		135,296	11/2009	UBS	46	0	46
Buy		16,785	03/2010	RBS	1	0	1

60	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	TRY	17,688	11/2009	BCLY	$674	$0	$674
Sell		9,530	11/2009	BCLY	0	(371)	(371)
Buy		2,435	11/2009	CITI	64	0	64
Buy		6,776	11/2009	DUB	72	0	72
Buy		1,660	11/2009	GSC	10	0	10
Buy		61,047	11/2009	HSBC	2,020	0	2,020
Sell		50,990	11/2009	HSBC	0	(1,935)	(1,935)
Buy		1,197	11/2009	JPM	0	0	0
Sell		1,546	11/2009	JPM	0	(34)	(34)
Sell		2,883	11/2009	RBS	0	(49)	(49)
Buy		1,521	11/2009	UBS	17	0	17
Buy	TWD	8,675	11/2009	BCLY	4	0	4
Sell		346,100	11/2009	BCLY	0	(302)	(302)
Buy		268,501	11/2009	CITI	109	0	109
Sell		144,639	11/2009	CITI	0	(107)	(107)
Buy		213,563	11/2009	DUB	101	0	101
Buy	ZAR	364,611	11/2009	BCLY	5,714	(6)	5,708
Sell		1,263,179	11/2009	BCLY	0	(16,611)	(16,611)
Buy		49,869	11/2009	CITI	762	0	762
Sell		8,069	11/2009	CITI	0	(65)	(65)
Buy		195,726	11/2009	DUB	4,579	(34)	4,545
Sell		30,899	11/2009	DUB	0	(91)	(91)
Buy		58,018	11/2009	HSBC	572	(10)	562
Sell		252,504	11/2009	HSBC	0	(4,416)	(4,416)
Buy		98,894	11/2009	JPM	2,966	0	2,966
Sell		146,359	11/2009	JPM	0	(1,910)	(1,910)
Buy		1,200,000	11/2009	MLP	35,665	0	35,665
Sell		234,855	11/2009	RBS	0	(1,469)	(1,469)
Buy		8,962	11/2009	UBS	92	0	92
Sell		19,244	11/2009	UBS	0	(189)	(189)

					$107,967	$(71,509)	$36,458

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$154,697	$2,486	$157,183
Colombia	0	62,088	0	62,088
Hungary	0	112,872	0	112,872
Indonesia	0	59,363	0	59,363
Poland	0	72,134	0	72,134
South Africa	0	107,459	0	107,459
Turkey	0	73,559	0	73,559
United States	0	242,336	0	242,336
Short-Term Instruments	50,816	27,581	0	78,397
Other Investments +++	0	225,648	0	225,648

Investments, at value	$50,816	$1,137,737	$2,486	$1,191,039

Financial Derivative Instruments ++++	$63	$51,630	$(1,886)	$49,807

Total	$50,879	$1,189,367	$600	$1,240,846

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Brazil	$0	$2,328	$(4)	$0	$162	$0	$2,486	$0
Other Investments +++	3,248	(4,535)	(9)	(769)	2,065	0	0	206

Investments, at value	$3,248	$(2,207)	$(13)	$(769)	$2,227	$0	$2,486	$206

Financial Derivative Instruments ++++	$(26,351)	$0	$0	$0	$24,465	$0	$(1,886)	$0

Total	$(23,103)	$(2,207)	$(13)	$(769)	$26,692	$0	$600	$206

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	61

Schedule of Investments  Emerging Local Bond Fund  (Cont.)

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$63	$0	$0	$0	$0	$63
Unrealized appreciation on foreign currency contracts	0	107,967	0	0	0	107,967
Unrealized appreciation on swap agreements	15,828	0	1,243	0	0	17,071

	$15,891	$107,967	$1,243	$0	$0	$125,101

Liabilities:
Written options outstanding	$50	$33	$0	$0	$0	$83
Unrealized depreciation on foreign currency contracts	0	71,509	0	0	0	71,509
Unrealized depreciation on swap agreements	772	0	2,930	0	0	3,702

	$822	$71,542	$2,930	$0	$0	$75,294

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$29,761	$0	$1,827	$0	$0	$31,588
Net realized (loss) on foreign currency transactions	0	(23,997)	0	0	0	(23,997)

	$29,761	$(23,997)	$1,827	$0	$0	$7,591

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(22,229)	$3	$22,358	$0	$0	$132
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	57,857	0	0	0	57,857

	$(22,229)	$57,860	$22,358	$0	$0	$57,989

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

62	PIMCO Funds	See Accompanying Notes

Schedule of Investments Emerging Markets Bond Fund	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BRAZIL 14.7%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$3,000	$3,169
6.500% due 06/10/2019		12,280	13,109

Brazil Government International Bond
5.875% due 01/15/2019		10,600	11,448
6.000% due 01/17/2017		23,513	25,559
8.000% due 01/15/2018		20,600	23,958
8.250% due 01/20/2034		18,853	24,952
8.750% due 02/04/2025		17,175	22,757
8.875% due 10/14/2019		11,076	14,426
8.875% due 04/15/2024		19,685	26,181
10.125% due 05/15/2027		39,100	58,063
10.250% due 01/10/2028	BRL	8,400	4,576
10.500% due 07/14/2014		$874	1,126
11.000% due 08/17/2040		19,182	25,896
12.500% due 01/05/2016	BRL	2,000	1,246
12.750% due 01/15/2020		$3,750	5,981

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	5,450	2,987
10.000% due 01/01/2017		48,794	24,138

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$15,220	16,514
7.750% due 11/30/2015		2,000	2,270

Cosipa Commercial Ltd.
8.250% due 06/14/2016		100	114

CSN Islands VIII Corp.
9.750% due 12/16/2013		600	705

CSN Islands IX Corp.
10.500% due 01/15/2015		100	122

CSN Islands XI Corp.
6.875% due 09/21/2019		10,500	10,653

GTL Trade Finance, Inc.
7.250% due 10/20/2017		11,910	12,625

Petrobras International Finance Co.
7.875% due 03/15/2019		15,600	18,076

Usiminas Commercial Ltd.
7.250% due 01/18/2018		200	216

Vale Overseas Ltd.
5.625% due 09/15/2019		5,100	5,215
6.250% due 01/11/2016		950	1,053
6.875% due 11/21/2036		14,350	14,921
8.250% due 01/17/2034		1,150	1,376

Total Brazil (Cost $324,417)			373,432

CAYMAN ISLANDS 0.1%

CSN Islands IX Corp.
10.500% due 01/15/2015		$750	909

Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,735	1,323

Usiminas Commercial Ltd.
7.250% due 01/18/2018		750	812

Total Cayman Islands (Cost $2,996)			3,044

CHILE 1.5%

AES Gener S.A.
7.500% due 03/25/2014		$1,000	1,089

Banco Santander Chile
5.375% due 12/09/2014		3,000	3,073

Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		21,300	23,543

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chile Government International Bond
5.500% due 01/15/2013		$3,000	$3,363

CODELCO, Inc.
5.625% due 09/21/2035		2,700	2,620
6.150% due 10/24/2036		600	625
7.500% due 01/15/2019		2,230	2,711

Enersis S.A.
7.375% due 01/15/2014		420	464

Total Chile (Cost $34,627)			37,488

COLOMBIA 6.4%

Colombia Government International Bond
3.843% due 03/17/2013		$9,458	9,742
7.375% due 01/27/2017		36,475	41,983
7.375% due 03/18/2019		7,800	8,958
7.375% due 09/18/2037		11,905	13,512
8.250% due 12/22/2014		24,165	28,998
9.850% due 06/28/2027	COP	600,000	333
10.375% due 01/28/2033		$1,850	2,710
10.750% due 01/15/2013		7,535	9,366
11.750% due 02/25/2020		3,047	4,449
12.000% due 10/22/2015	COP	25,375,000	15,650

Ecopetrol S.A.
7.625% due 07/23/2019		$25,040	27,544

TGI International Ltd.
9.500% due 10/03/2017		100	108

Total Colombia (Cost $151,426)			163,353

EGYPT 0.4%

Petroleum Export Ltd.
4.623% due 06/15/2010		$517	507
4.633% due 06/15/2010		83	82
5.265% due 06/15/2011		4,262	4,167

Petroleum Export Ltd. II
6.340% due 06/20/2011		6,757	6,478

Total Egypt (Cost $11,495)			11,234

EL SALVADOR 0.3%

AES El Salvador Trust
6.750% due 02/01/2016		$10,260	8,723

Total El Salvador (Cost $10,150)			8,723

GERMANY 1.8%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009		$18,600	18,695

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013		23,120	26,012

Total Germany (Cost $43,364)			44,707

GUATEMALA 0.1%

Guatemala Government Bond
9.250% due 08/01/2013		$2,030	2,304
10.250% due 11/08/2011		771	867

Total Guatemala (Cost $3,069)			3,171

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDIA 0.1%

NTPC Ltd.
5.875% due 03/02/2016		$1,900	$1,871

Total India (Cost $1,855)			1,871

INDONESIA 6.0%

Indonesia Government International Bond
6.625% due 02/17/2037		$2,000	1,957
6.875% due 03/09/2017		27,100	29,403
6.875% due 01/17/2018		14,400	15,516
7.750% due 01/17/2038		2,175	2,409
8.500% due 10/12/2035		3,200	3,888
10.375% due 05/04/2014		3,300	4,004
11.625% due 03/04/2019		33,565	46,792

Majapahit Holding BV
7.250% due 10/17/2011		7,405	7,738
7.250% due 06/28/2017		10,600	10,863
7.750% due 10/17/2016		1,050	1,108
7.875% due 06/29/2037		23,600	23,584

Republic of Indonesia
5.000% due 12/14/2019		4,610	3,819

Total Indonesia (Cost $141,151)			151,081

IRELAND 0.7%

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014		$15,900	15,483
7.700% due 08/07/2013		500	531
8.700% due 08/07/2018		1,500	1,672

Total Ireland (Cost $16,665)			17,686

KAZAKHSTAN 0.9%

Intergas Finance BV
6.375% due 05/14/2017		$7,425	6,757
6.875% due 11/04/2011		625	622

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		16,343	16,181

Total Kazakhstan (Cost $24,112)			23,560

LUXEMBOURG 2.8%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	4,350	6,374
6.212% due 11/22/2016		$5,090	4,935
6.510% due 03/07/2022		35,500	32,912
8.146% due 04/11/2018		1,200	1,274
9.250% due 04/23/2019		3,750	4,186

Gazprom International S.A.
7.201% due 02/01/2020		17,114	17,884

TNK-BP Finance S.A.
6.625% due 03/20/2017		2,250	2,073

Total Luxembourg (Cost $70,721)			69,638

MALAYSIA 0.9%

Petroliam Nasional Bhd.
7.625% due 10/15/2026		$14,550	17,394
7.750% due 08/15/2015		1,690	1,999

Petronas Capital Ltd.
7.875% due 05/22/2022		3,000	3,676

Total Malaysia (Cost $22,682)			23,069

See Accompanying Notes	Semiannual Report	September 30, 2009	63

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 11.7%

America Movil SAB de C.V.
8.460% due 12/18/2036	MXN	10,900	$623

C5 Capital SPV Ltd.
6.196% due 12/31/2049		$7,335	5,693

C8 Capital SPV Ltd.
6.640% due 12/29/2049		18,900	14,442

C10 Capital SPV Ltd.
6.722% due 12/31/2049		6,000	4,749

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016		1,775	1,518

Kansas City Southern de Mexico S.A. de C.V.
7.375% due 06/01/2014		1,000	975

Mexican Bonos
7.750% due 12/14/2017	MXN	88,992	6,569

Mexico Government International Bond
5.500% due 02/17/2020	EUR	4,900	7,206
5.875% due 02/17/2014		$7,000	7,525
5.950% due 03/19/2019 (f)		25,300	26,692
6.750% due 09/27/2034		35,618	39,358
7.500% due 04/08/2033		24,094	28,732
8.000% due 09/24/2022		16,880	20,594
8.300% due 08/15/2031		1,920	2,467

Pemex Finance Ltd.
9.030% due 02/15/2011		10,848	11,309

Pemex Project Funding Master Trust
5.750% due 03/01/2018		12,960	12,879
6.625% due 06/15/2035		19,575	19,011
6.625% due 06/15/2038		200	189
9.125% due 10/13/2010		110	117

Petroleos Mexicanos
4.875% due 03/15/2015		20,944	20,787
8.000% due 05/03/2019		55,500	63,658

Telefonos de Mexico SAB de C.V.
8.750% due 01/31/2016	MXN	10,000	723

Total Mexico (Cost $276,562)			295,816

NETHERLANDS 0.2%

VTB Europe Finance BV
1.378% due 10/06/2009		$5,000	5,033

Total Netherlands (Cost $4,999)			5,033

PANAMA 5.2%

AES Panama S.A.
6.350% due 12/21/2016		$9,030	8,675

Panama Government International Bond
6.700% due 01/26/2036		5,313	5,897
7.125% due 01/29/2026		22,425	25,957
7.250% due 03/15/2015		34,207	39,252
9.375% due 07/23/2012		310	366
9.375% due 04/01/2029		37,473	51,338

Total Panama (Cost $118,888)			131,485

PERU 1.9%

Peru Government International Bond
6.550% due 03/14/2037		$4,147	4,520
7.350% due 07/21/2025		12,000	14,070
8.375% due 05/03/2016		19,466	23,797
8.750% due 11/21/2033		4,795	6,426

Total Peru (Cost $43,423)			48,813

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
PHILIPPINES 3.6%

Philippines Government International Bond
7.750% due 01/14/2031	$21,550	$24,594
8.250% due 01/15/2014	600	694
8.375% due 02/15/2011	3,800	4,123
8.375% due 06/17/2019	22,230	27,176
8.875% due 03/17/2015	6,000	7,245
9.875% due 01/15/2019	6,120	7,964
10.625% due 03/16/2025	14,000	19,723

Total Philippines (Cost $83,105)		91,519

POLAND 1.0%

Poland Government International Bond
6.375% due 07/15/2019	$21,830	24,641

Total Poland (Cost $21,784)		24,641

QATAR 0.6%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	$8,850	8,930

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016	1,000	1,041
5.838% due 09/30/2027	895	883
6.332% due 09/30/2027	3,250	3,203

Total Qatar (Cost $13,118)		14,057

RUSSIA 14.8%

Gaz Capital S.A.
6.212% due 11/22/2016	$16,700	16,115
6.510% due 03/07/2022	800	737
7.288% due 08/16/2037	12,975	12,196
8.625% due 04/28/2034	700	770

Gazprom International S.A.
7.201% due 02/01/2020	3,482	3,604

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	16,160	15,512
7.175% due 05/16/2013	6,500	6,735
9.000% due 06/11/2014	14,050	15,466

Russia Government International Bond
7.500% due 03/31/2030	150,765	165,175
8.250% due 03/31/2010	667	687
12.750% due 06/24/2028	13,275	22,436

TNK-BP Finance S.A.
6.125% due 03/20/2012	3,900	3,871
6.625% due 03/20/2017	29,000	26,790
6.875% due 07/18/2011	4,000	4,070
7.500% due 07/18/2016	12,050	11,888

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	8,700	8,923
8.700% due 08/07/2018	21,800	23,832

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,000	997

VTB Capital S.A.
2.183% due 11/02/2009	24,800	24,680
6.609% due 10/31/2012	7,900	7,939
6.875% due 05/29/2018	100	99
7.500% due 10/12/2011	3,000	3,109

Total Russia (Cost $359,819)		375,631

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOUTH AFRICA 3.1%

South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	$18,568
5.875% due 05/30/2022		$5,690	5,889
6.500% due 06/02/2014		14,580	16,038
6.875% due 05/27/2019		27,900	31,248
7.375% due 04/25/2012		5,580	6,152

Total South Africa (Cost $68,347)			77,895

SOUTH KOREA 1.2%

Export-Import Bank of Korea
5.875% due 01/14/2015		$9,150	9,670
8.125% due 01/21/2014		4,800	5,504

Korea Development Bank
0.910% due 10/20/2009		4,192	4,189
5.300% due 01/17/2013		2,800	2,914
8.000% due 01/23/2014		6,600	7,552

Total South Korea (Cost $29,071)			29,829

TRINIDAD AND TOBAGO 0.7%

Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$13,190	12,201
9.750% due 08/14/2019		5,480	6,233

Total Trinidad And Tobago (Cost $18,873)			18,434

TUNISIA 1.2%

Banque Centrale de Tunisie
4.500% due 06/22/2020	EUR	7,100	9,922
4.750% due 04/07/2011		450	684
7.375% due 04/25/2012		$16,022	17,705
8.250% due 09/19/2027		1,680	1,978

Total Tunisia (Cost $27,228)			30,289

TURKEY 0.1%

Turkey Government International Bond
7.250% due 03/15/2015		$1,285	1,407
9.000% due 06/30/2011		1,600	1,762

Total Turkey (Cost $2,992)			3,169

UNITED ARAB EMIRATES 0.7%

Emirate of Abu Dhabi
6.750% due 04/08/2019		$15,000	16,816

Total United Arab Emirates (Cost $14,890)			16,816

UNITED KINGDOM 0.8%

Barclays Bank PLC
7.434% due 09/29/2049		$1,000	890
10.179% due 06/12/2021		9,040	11,904

HBOS PLC
6.750% due 05/21/2018		7,500	6,699

Total United Kingdom (Cost $17,470)			19,493

64	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED STATES 10.3%

ASSET-BACKED SECURITIES 0.1%

Morgan Stanley Mortgage Loan Trust
0.606% due 04/25/2037		$785	$178
5.726% due 10/25/2036		500	279
6.000% due 07/25/2047		411	310

Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037		227	158

			925

CORPORATE BONDS & NOTES 2.0%

American International Group, Inc.
0.620% due 10/18/2011		10,000	8,810
4.950% due 03/20/2012		500	450
5.000% due 06/26/2017	EUR	700	758
5.750% due 03/15/2067	GBP	1,300	956
5.850% due 01/16/2018		$900	653
6.250% due 05/01/2036		3,200	2,080
8.175% due 05/15/2058		15,400	9,355
8.250% due 08/15/2018		1,700	1,447
8.625% due 05/22/2038	GBP	200	177

Bank of America Corp.
5.650% due 05/01/2018		$3,900	3,857

Bank of America N.A.
0.579% due 06/15/2016		500	428

Bear Stearns Cos. LLC
4.650% due 07/02/2018		741	708

Citigroup Capital XXI
8.300% due 12/21/2057		8,960	8,053

Goldman Sachs Group, Inc.
6.750% due 10/01/2037		4,715	4,882

JPMorgan Chase Bank N.A.
5.875% due 06/13/2016		600	630

Pemex Project Funding Master Trust
0.934% due 12/03/2012		1,200	1,152
1.599% due 06/15/2010		2,300	2,288

Wells Fargo Bank N.A.
4.750% due 02/09/2015		500	508

Wells Fargo Capital XIII
7.700% due 12/29/2049		4,300	3,806

			50,998

MORTGAGE-BACKED SECURITIES 3.3%

Adjustable Rate Mortgage Trust
5.374% due 11/25/2035		678	477

American Home Mortgage Assets
0.436% due 05/25/2046		1,691	813
0.436% due 09/25/2046		559	262
1.601% due 02/25/2047		800	327
1.821% due 11/25/2046		1,019	412

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051		2,220	1,815
5.837% due 06/10/2049		3,900	3,206
5.929% due 05/10/2045		2,300	2,216
5.935% due 02/10/2051		4,500	4,012

Banc of America Funding Corp.
5.321% due 11/20/2035		607	431
5.888% due 04/25/2037		700	423

Bear Stearns Adjustable Rate Mortgage Trust
4.996% due 01/25/2035		100	82
5.734% due 02/25/2036		413	268

Chase Mortgage Finance Corp.
5.427% due 03/25/2037		738	516

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049		2,191	1,913

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	$3,400	$3,146
5.886% due 11/15/2044	1,400	1,310

Citigroup Mortgage Loan Trust, Inc.
4.098% due 08/25/2035	2,094	1,721
4.649% due 03/25/2034	155	144
5.674% due 07/25/2046	531	364

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	3,800	3,317

Countrywide Alternative Loan Trust
0.406% due 02/25/2047	1,307	643
0.416% due 01/25/2037	600	302
0.426% due 02/20/2047	1,390	660
0.426% due 05/25/2047	3,908	1,757
0.441% due 12/20/2046	2,139	1,051
0.456% due 07/25/2046	253	126
0.496% due 09/25/2046	700	60
0.576% due 11/20/2035	686	371
0.756% due 11/20/2035	500	72
1.901% due 12/25/2035	878	466
1.901% due 02/25/2036	806	421
5.750% due 03/25/2037	500	309
6.250% due 11/25/2036	516	330

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	295	156
0.596% due 02/25/2036	462	86
5.341% due 02/25/2047	462	240
5.528% due 04/20/2036	444	242
5.554% due 03/25/2037	447	225
6.073% due 09/25/2047	307	195

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	1,600	1,364
5.863% due 02/25/2037	500	289

CS First Boston Mortgage Securities Corp.
3.735% due 06/25/2033	1,256	1,071

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	347
6.172% due 06/25/2036	790	392

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	488	459
0.326% due 02/25/2037	555	528
0.326% due 03/25/2037	234	231
5.000% due 10/25/2018	474	460
5.500% due 12/25/2035	700	512
5.598% due 10/25/2035	444	337
5.869% due 10/25/2036	500	277
5.886% due 10/25/2036	500	277
6.300% due 07/25/2036	688	350

Harborview Mortgage Loan Trust
0.436% due 07/21/2036	304	144
0.446% due 09/19/2046	395	187
0.486% due 03/19/2036	6,588	3,099
5.833% due 08/19/2036	251	162

Homebanc Mortgage Trust
5.858% due 04/25/2037	600	333

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	495	362

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	593	272

Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	600	376

Indymac Index Mortgage Loan Trust
0.446% due 06/25/2047	541	256
0.456% due 05/25/2046	182	87
0.486% due 07/25/2035	161	87
0.546% due 06/25/2037	431	173
5.331% due 10/25/2035	512	386
5.715% due 06/25/2036	600	403

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	$2,900	$2,493
5.429% due 12/12/2043	2,060	1,910
5.794% due 02/12/2051	3,600	3,147
5.937% due 02/12/2049	2,100	1,803

JPMorgan Mortgage Trust
4.872% due 04/25/2035	435	406
5.371% due 08/25/2035	600	485
5.395% due 11/25/2035	701	626

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	530
5.430% due 02/15/2040	4,100	3,338

Luminent Mortgage Trust
0.416% due 12/25/2036	887	433
0.426% due 12/25/2036	423	199
0.446% due 10/25/2046	312	143

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	491	236

MASTR Alternative Loans Trust
0.646% due 03/25/2036	289	137

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	476

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	4,326	2,490

Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037	614	408

Morgan Stanley Capital I
5.809% due 12/12/2049	4,800	4,122
6.076% due 06/11/2049	400	352

Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036	214	193

Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	500	304

Residential Accredit Loans, Inc.
0.496% due 08/25/2037	501	236
0.516% due 05/25/2046	1,000	118
0.546% due 08/25/2035	386	207
0.646% due 10/25/2045	404	216

Residential Asset Securitization Trust
0.646% due 01/25/2046	670	312

Sequoia Mortgage Trust
4.316% due 01/20/2047	242	182

Structured Adjustable Rate Mortgage Loan Trust
5.246% due 05/25/2036	1,200	525
5.379% due 11/25/2035	455	319
5.413% due 09/25/2036	600	290
6.000% due 10/25/2037	451	213

Structured Asset Mortgage Investments, Inc.
0.466% due 05/25/2036	3,651	1,707
0.466% due 05/25/2046	558	279

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	1,200	1,100
5.970% due 09/25/2036	600	310

Wachovia Bank Commercial Mortgage Trust
5.617% due 05/15/2046	600	552

WaMu Mortgage Pass-Through Certificates
1.641% due 01/25/2047	874	347
1.661% due 04/25/2047	1,107	532
1.721% due 12/25/2046	671	269
1.751% due 03/25/2047	1,586	724
2.849% due 01/25/2047	308	160
3.708% due 03/25/2034	498	463
5.281% due 01/25/2037	544	361
5.456% due 04/25/2037	377	230
5.564% due 12/25/2036	1,094	705

See Accompanying Notes	Semiannual Report	September 30, 2009	65

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.565% due 12/25/2036	$352	$249
5.635% due 05/25/2037	872	579
5.922% due 09/25/2036	569	426

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	367	184

		84,135

U.S. GOVERNMENT AGENCIES 4.8%

Fannie Mae
5.500% due 03/01/2036 - 09/01/2038	65,927	69,105
5.500% due 05/01/2037 (f)	20,089	21,057
5.500% due 12/01/2037 (g)	13,439	14,087
6.000% due 08/01/2037 - 11/01/2039	8,777	9,268
6.000% due 09/01/2037 (g)	4,301	4,546

Freddie Mac
0.343% due 02/01/2011 (d)	1,706	1,705
0.402% due 08/05/2011 (d)	169	169
0.657% due 04/01/2011 (d)	410	411
5.500% due 07/01/2038 - 08/01/2038	2,008	2,105

		122,453

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	2,959	2,968
2.250% due 05/31/2014 (g)	6	6

		2,974

Total United States (Cost $275,354)		261,485

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
URUGUAY 1.7%

Uruguay Government International Bond
5.000% due 09/14/2018	UYU	63,522	$3,040
6.875% due 09/28/2025		$8,000	8,244
7.625% due 03/21/2036		200	212
7.875% due 01/15/2033 (a)		1,000	1,089
8.000% due 11/18/2022		21,997	24,747
9.250% due 05/17/2017		5,000	6,050

Total Uruguay (Cost $40,810)			43,382

		SHARES
VENEZUELA 0.0%

Venezuela Government International Bond Warrants
0.000% due 04/15/2020		3,500	119

Total Venezuela (Cost $0)			119

		PRINCIPAL AMOUNT (000S)
VIETNAM 0.2%

Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,365

Total Vietnam (Cost $4,300)			4,365

VIRGIN ISLANDS (BRITISH) 0.0%

GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,070	1,134

Total Virgin Islands (British) (Cost $1,118)			1,134

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$3,000	$3,000

(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $3,084. Repurchase proceeds are $3,000.)

U.S. CASH MANAGEMENT BILLS 0.1%
0.213% due 04/01/2010 (d)	670	669

U.S. TREASURY BILLS 0.3%
0.217% due 02/25/2010 - 03/25/2010 (b)(d)(e)(g)	7,286	7,282

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.3%
	812,712	8,138

Total Short-Term Instruments (Cost $19,086)		19,089

Total Investments 96.5% (Cost $2,299,967)		$2,444,551

Written Options (i) (0.1%) (Premiums $3,342)		(1,366)

Other Assets and Liabilities (Net) 3.6%		91,077

Net Assets 100.0%		$2,534,262

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Payment in-kind bond security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $8,875 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $1,129 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $186,423 at a weighted average interest rate of 0.330%. On September 30, 2009, securities valued at $61,241 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $4,329 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	3,745	$2,026

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.066%	03/20/2013	8.112%	$16,000	$(2,708)	$0	$(2,708)
Brazil Government International Bond	BCLY	3.100%	11/20/2009	0.574%	5,000	75	0	75
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.788%	6,500	80	0	80
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.788%	8,000	100	0	100
Brazil Government International Bond	CSFB	3.250%	12/20/2009	0.574%	5,900	89	0	89
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.574%	5,500	78	0	78
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.574%	11,450	133	0	133
Brazil Government International Bond	UBS	1.030%	07/20/2017	1.432%	3,875	(96)	0	(96)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	4.663%	6,600	(1,099)	0	(1,099)

66	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Colombia Government International Bond	BCLY	0.780%	07/20/2012	1.200%	$4,500	$(45)	$0	$(45)
Colombia Government International Bond	BCLY	0.790%	07/20/2012	1.200%	2,000	(19)	0	(19)
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.757%	11,970	223	0	223
Colombia Government International Bond	JPM	1.060%	01/20/2012	1.108%	5,000	5	0	5
Colombia Government International Bond	MSC	1.640%	08/20/2011	1.053%	6,200	80	0	80
Colombia Government International Bond	UBS	1.070%	01/20/2012	1.108%	3,000	4	0	4
Indonesia Government International Bond	CITI	1.580%	12/20/2011	1.494%	3,400	8	0	8
Indonesia Government International Bond	CITI	2.290%	12/20/2016	2.005%	1,300	24	0	24
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.494%	7,000	8	0	8
Mexico Government International Bond	BCLY	2.970%	11/20/2009	0.914%	5,000	70	0	70
Mexico Government International Bond	CSFB	2.950%	12/20/2009	0.914%	1,400	18	0	18
Mexico Government International Bond	DUB	2.850%	12/20/2009	0.914%	200	2	0	2
Mexico Government International Bond	DUB	2.950%	12/20/2009	0.914%	200	3	0	3
Mexico Government International Bond	HSBC	2.900%	12/20/2009	0.914%	1,000	13	0	13
Mexico Government International Bond	JPM	3.000%	12/20/2009	0.914%	4,000	52	0	52
Mexico Government International Bond	JPM	3.030%	12/20/2009	0.914%	10,000	132	0	132
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.914%	80	1	0	1
Mexico Government International Bond	RBS	2.850%	12/20/2009	0.914%	3,000	37	0	37
Mexico Government International Bond	UBS	0.695%	01/20/2017	1.667%	2,700	(161)	0	(161)
Peru Government International Bond	BCLY	1.920%	03/20/2013	1.097%	5,000	140	0	140
Peru Government International Bond	MSC	1.220%	10/20/2011	0.898%	6,350	77	0	77
Peru Government International Bond	MSC	1.960%	10/20/2016	1.465%	3,000	118	0	118
Petroleos Mexicanos	JPM	1.130%	04/20/2016	1.876%	26,250	(984)	0	(984)
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.386%	5,500	88	0	88
Philippines Government International Bond	BCLY	2.250%	09/20/2012	1.386%	6,500	166	0	166
Philippines Government International Bond	BCLY	2.320%	03/20/2013	1.469%	35,000	1,013	0	1,013
Philippines Government International Bond	BCLY	2.300%	06/20/2013	1.513%	7,000	200	0	200
Philippines Government International Bond	BCLY	2.510%	09/20/2017	1.964%	1,250	46	0	46
Philippines Government International Bond	BCLY	2.530%	09/20/2017	1.964%	1,250	48	0	48
Philippines Government International Bond	CITI	1.950%	03/20/2013	1.469%	30,000	496	0	496
Philippines Government International Bond	CITI	2.000%	03/20/2013	1.469%	18,550	338	0	338
Philippines Government International Bond	CITI	2.140%	03/20/2013	1.469%	8,000	183	0	183
Philippines Government International Bond	CITI	2.340%	03/20/2013	1.469%	9,600	284	0	284
Philippines Government International Bond	CITI	2.380%	03/20/2013	1.469%	17,000	526	0	526
Philippines Government International Bond	CITI	2.730%	03/20/2018	1.990%	9,800	514	0	514
Philippines Government International Bond	DUB	2.340%	03/20/2013	1.469%	13,700	406	0	406
Philippines Government International Bond	MSC	1.770%	09/20/2012	1.386%	1,900	22	0	22
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.964%	6,200	201	0	201
Philippines Government International Bond	UBS	1.790%	09/20/2012	1.386%	7,960	97	0	97
Republic of Korea Government Bond	DUB	3.750%	12/20/2009	0.673%	3,800	30	0	30
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	0.673%	5,400	39	0	39
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	10,000	81	0	81
Republic of Korea Government Bond	RBS	3.350%	12/20/2009	0.673%	1,100	8	0	8
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	0.673%	2,000	15	0	15
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	0.673%	3,000	25	0	25
RSHB Capital S.A.	CSFB	1.870%	10/20/2012	2.280%	6,900	(23)	0	(23)
RSHB Capital S.A.	GSC	1.380%	10/20/2011	2.144%	5,000	(45)	0	(45)
RSHB Capital S.A.	MSC	2.000%	10/20/2012	2.280%	13,000	13	0	13
Russia Government International Bond	BCLY	7.000%	11/20/2009	0.532%	5,000	176	0	176
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.889%	12,000	(462)	0	(462)

						$943	$0	$943

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	$20,807	$307	$0	$307
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	7,000	105	0	105
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	3,500	53	0	53
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	4,570	66	0	66
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	7,000	104	0	104
CDX.IG-9 5-Year Index 30-100%	GSC	0.720%	12/20/2012	56,393	864	0	864

					$1,499	$0	$1,499

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2009	67

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	BCLY	BRL	36,000	$27	$0	$27
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC		4,000	3	5	(2)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	JPM		60,600	46	76	(30)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	MLP		176,900	133	239	(106)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		133,200	798	557	241
Pay	1-Year BRL-CDI	11.650%	01/02/2012	JPM		152,400	914	730	184
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		114,300	685	609	76
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		$3,500	135	(65)	200
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY	MXN	43,700	121	223	(102)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	CITI		633,000	1,744	1,225	519
Pay	28-Day MXN TIIE	8.660%	01/31/2019	HSBC		51,700	143	(59)	202
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		82,000	350	0	350
Pay	28-Day MXN TIIE	7.780%	04/09/2019	DUB		71,000	(117)	53	(170)

							$4,982	$3,593	$1,389

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	123	$69	$48

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$32,000	$349	$51
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	10,800	54	20
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	29,000	304	109
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,800	10	3
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	61,000	621	82
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	8,000	52	25
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	9,000	90	5
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	16,000	122	30
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	192,300	1,522	892
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,100	149	101

							$3,273	$1,318

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,982	$219,500	$3,304
Sales	536	471,000	4,104
Closing Buys	(413)	(120,600)	(848)
Expirations	(1,982)	(194,900)	(3,218)
Exercised	0	0	0

Balance at 09/30/2009	123	$375,000	$3,342

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2039	$13,000	$13,668	$13,713
Freddie Mac	5.000%	10/01/2024	500	521	525

				$14,189	$14,238

68	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CLP	1,239,857	11/2009	BCLY	$128	$0	$128
Sell		1,300,184	11/2009	CITI	0	(124)	(124)
Buy		60,327	11/2009	JPM	4	0	4
Buy	CNY	147,541	06/2010	BCLY	0	(119)	(119)
Buy		59,514	06/2010	CITI	0	(34)	(34)
Buy		25,581	06/2010	DUB	0	(25)	(25)
Buy		184,965	06/2010	HSBC	0	(153)	(153)
Sell	COP	32,025,818	11/2009	BCLY	0	(2,780)	(2,780)
Buy	EUR	3,250	10/2009	BCLY	21	0	21
Sell		12,683	10/2009	BCLY	0	(391)	(391)
Sell		15,166	10/2009	BNP	0	(475)	(475)
Buy	HUF	5,247,959	10/2009	BCLY	0	(105)	(105)
Sell		5,248,047	10/2009	BCLY	0	(5,252)	(5,252)
Sell		6	10/2009	DUB	0	0	0
Buy		94	10/2009	JPM	0	0	0
Sell		5,247,959	01/2010	BCLY	94	0	94
Buy	KRW	307,155	11/2009	CSFB	20	0	20
Buy		1,687,733	11/2009	DUB	106	0	106
Buy		27,176,625	11/2009	RBS	1,738	0	1,738
Sell	MXN	81,088	11/2009	BCLY	0	(13)	(13)
Buy		2,852	11/2009	CITI	0	(2)	(2)
Buy		120,926	11/2009	DUB	298	(19)	279
Sell		8,708	11/2009	DUB	0	(10)	(10)
Buy		5,194	11/2009	HSBC	0	(2)	(2)
Sell		3,486	11/2009	HSBC	0	(1)	(1)
Buy		10,640	11/2009	JPM	22	(3)	19
Sell		9,120	11/2009	JPM	0	(9)	(9)
Buy	PLN	9,787	11/2009	CITI	394	0	394
Buy		50	11/2009	DUB	3	0	3
Sell		9,837	11/2009	DUB	0	(500)	(500)
Buy	SGD	9,152	03/2010	CITI	38	0	38
Buy	ZAR	284	11/2009	BCLY	8	0	8
Sell		284	11/2009	CITI	0	(6)	(6)

					$2,874	$(10,023)	$(7,149)

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$373,432	$0	$373,432
Colombia	0	163,353	0	163,353
Indonesia	0	147,263	3,818	151,081
Mexico	0	295,816	0	295,816
Panama	0	131,485	0	131,485
Russia	0	375,631	0	375,631
United States	0	261,485	0	261,485
Other Investments +++	8,138	682,807	1,323	692,268

Investments, at value	$8,138	$2,431,272	$5,141	$2,444,551

Short Sales, at value	$0	$(14,238)	$0	$(14,238)

Financial Derivative Instruments ++++	$2,026	$(4,684)	$0	$(2,658)

Total	$10,164	$2,412,350	$5,141	$2,427,655

See Accompanying Notes	Semiannual Report	September 30, 2009	69

Schedule of Investments  Emerging Markets Bond Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Indonesia	$0	$3,826	$0	$0	$(8)	$0	$3,818	$(8)
Other Investments +++	2,449	423	(13)	(165)	1,669	(3,040)	1,323	26

Investments, at value	$2,449	$4,249	$(13)	$(165)	$1,661	$(3,040)	$5,141	$18

Financial Derivative Instruments ++++	$126	$0	$0	$0	$(50)	$(76)	$0	$0

Total	$2,575	$4,249	$(13)	$(165)	$1,611	$(3,116)	$5,141	$18

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$2,026	$0	$0	$0	$0	$2,026
Unrealized appreciation on foreign currency contracts	0	2,874	0	0	0	2,874
Unrealized appreciation on swap agreements	1,799	0	8,084	0	0	9,883

	$3,825	$2,874	$8,084	$0	$0	$14,783

Liabilities:
Written options outstanding	$1,366	$0	$0	$0	$0	$1,366
Unrealized depreciation on foreign currency contracts	0	10,023	0	0	0	10,023
Unrealized depreciation on swap agreements	410	0	5,642	0	0	6,052

	$1,776	$10,023	$5,642	$0	$0	$17,441

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$16,305	$0	$(16,451)	$0	$0	$(146)
Net realized (loss) on foreign currency transactions	0	(6,590)	0	0	0	(6,590)

	$16,305	$(6,590)	$(16,451)	$0	$0	$(6,736)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(17,076)	$0	$79,282	$0	$0	$62,206
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(9,807)	0	0	0	(9,807)

	$(17,076)	$(9,807)	$79,282	$0	$0	$52,399

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

70	PIMCO Funds	See Accompanying Notes

Schedule of Investments Floating Income Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 4.2%

Bausch & Lomb, Inc.
3.511% due 04/26/2015	$179	$171
3.848% due 04/26/2015	1,760	1,685

Community Health Systems, Inc.
2.622% due 07/25/2014	16	15

Cooper-Standard Automotive, Inc.
3.125% due 12/31/2011 (a)	559	499
4.750% due 12/31/2011 (a)	1,396	1,246

CSC Holdings, Inc.
2.049% due 03/29/2016	1,915	1,885
2.194% due 03/29/2016	5	5

Daimler Finance North America LLC
4.250% due 08/03/2012	1,919	1,850

FCI Connectors
3.031% due 03/09/2013	1,217	1,080

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	583	589

Georgia-Pacific Corp.
2.282% due 12/20/2012	79	76
2.302% due 12/20/2012	905	874
2.464% due 12/20/2012	106	103

Hawaiian Telcom Communications, Inc.
4.750% due 06/01/2024 (a)	1,711	1,069

Headwaters, Inc.
5.600% due 04/30/2011	456	453

Hertz Corp.
2.000% due 12/21/2012	1	1

Idearc, Inc.
4.250% due 11/17/2014 (a)	889	381

Ineos Group Holdings PLC
7.501% due 10/07/2013	1,107	909
8.001% due 10/07/2014	1,107	937

Las Vegas Sands Corp.
2.090% due 05/23/2014	959	804

Nielson Finance LLC
2.249% due 08/09/2013	289	271
3.999% due 05/01/2016	604	572

PanAmSat Corp.
2.753% due 07/03/2012	495	477

Renal Advantage, Inc.
2.746% due 10/06/2012	203	193
2.795% due 10/06/2012	1,555	1,481

RH Donnelley Corp.
6.750% due 06/30/2024 (a)	1,722	1,477

Smurfit-Stone Container Corp.
2.570% due 11/01/2024 (a)	21	20

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014	2,038	1,610
3.782% due 10/10/2014	16	12

Wimar Landco LLC
4.946% due 07/03/2024 (a)	5,000	625

Total Bank Loan Obligations (Cost $29,662)		21,370

CORPORATE BONDS & NOTES 62.4%

BANKING & FINANCE 27.1%

American Express Co.
7.250% due 05/20/2014	3,000	3,375

American International Group, Inc.
5.850% due 01/16/2018	700	508
6.250% due 05/01/2036	700	455

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank of Scotland PLC
4.880% due 04/15/2011	$2,000	$2,027

Barclays Bank PLC
5.000% due 09/22/2016	500	507
7.434% due 09/29/2049	6,200	5,518

C5 Capital SPV Ltd.
6.196% due 12/31/2049	500	389

C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,400	1,900

Calabash Re Ltd.
11.199% due 01/08/2010	3,000	2,984

Citigroup, Inc.
5.500% due 10/15/2014	4,900	4,900

Countrywide Financial Corp.
5.800% due 06/07/2012	1,000	1,056

Ford Motor Credit Co. LLC
3.260% due 01/13/2012 (h)	15,010	13,528
7.250% due 10/25/2011	100	97
7.375% due 10/28/2009	6,425	6,427
7.800% due 06/01/2012	200	193
7.875% due 06/15/2010	200	201

Foundation Re II Ltd.
7.190% due 11/26/2010	3,700	3,638

GMAC LLC
6.625% due 05/15/2012	2,700	2,462
6.875% due 09/15/2011	3,600	3,390
6.875% due 08/28/2012	200	182

HBOS PLC
6.750% due 05/21/2018	2,500	2,233

Hipotecaria Su Casita S.A. de C.V.
8.500% due 10/04/2016	6,575	5,622

Intergas Finance BV
6.375% due 05/14/2017	4,000	3,640
6.875% due 11/04/2011	189	188

International Lease Finance Corp.
0.909% due 01/15/2010	4,500	4,396

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	1,100	190
2.951% due 05/25/2010 (a)	900	155

Merna Reinsurance Ltd.
0.932% due 07/07/2010	5,800	5,643

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	2,350	2,439
6.050% due 08/15/2012	3,000	3,202

Mystic Re Ltd.
10.361% due 06/07/2011	1,500	1,516

Osiris Capital PLC
5.509% due 01/15/2010	2,000	1,999

Petroleum Export Ltd.
4.623% due 06/15/2010	1,167	1,145
5.265% due 06/15/2011	3,180	3,106

Petroleum Export Ltd. II
6.340% due 06/20/2011	1,892	1,826

Rabobank Nederland NV
11.000% due 06/29/2049	1,200	1,474

Residential Reinsurance 2007 Ltd.
6.361% due 06/07/2010	3,500	3,540

Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	4,000	3,700

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,500	3,083

TNK-BP Finance S.A.
7.500% due 03/13/2013	5,300	5,373

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	$5,500	$5,641

UBS Luxembourg S.A. for Sberbank
6.230% due 02/11/2015	1,500	1,495

UBS Preferred Funding Trust I
8.622% due 10/29/2049	8,250	7,601

Universal City Florida Holding Co. I & II
5.233% due 05/01/2010	3,200	3,144

VTB Capital S.A.
6.609% due 10/31/2012	3,500	3,518

Wachovia Corp.
0.633% due 04/23/2012	600	588

Wells Fargo Capital XIII
7.700% due 12/29/2049	7,600	6,726

		136,920

INDUSTRIALS 24.8%

Altria Group, Inc.
7.750% due 02/06/2014	3,300	3,766

AutoZone, Inc.
7.125% due 08/01/2018	2,000	2,219

Berry Plastics Corp.
4.174% due 09/15/2014	2,500	1,937

Biomet, Inc.
10.375% due 10/15/2017 (c)	2,600	2,775

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	1,100	1,169

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	1,000	1,000

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)	800	420

CSN Islands VIII Corp.
9.750% due 12/16/2013	1,500	1,762

Delta Air Lines, Inc.
7.379% due 11/18/2011	4,571	4,503

Devon Energy Corp.
5.625% due 01/15/2014	800	861

Dex Media West LLC
9.875% due 08/15/2013 (a)	2,600	474

DirecTV Holdings LLC
8.375% due 03/15/2013	500	515

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	713	718

Energy Transfer Partners LP
8.500% due 04/15/2014	1,800	2,083

First Data Corp.
9.875% due 09/24/2015	1,350	1,254

Goodyear Tire & Rubber Co.
5.010% due 12/01/2009	3,000	3,000

GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,400	1,484

Hanesbrands, Inc.
4.592% due 12/15/2014	7,000	6,178

HCA, Inc.
8.500% due 04/15/2019	1,200	1,260
9.250% due 11/15/2016	1,300	1,347
9.625% due 11/15/2016 (c)	500	521

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	32,670	36,757

Northwest Airlines, Inc.
7.626% due 04/01/2010	1,649	1,616

See Accompanying Notes	Semiannual Report	September 30, 2009	71

Schedule of Investments  Floating Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OneBeacon U.S. Holdings, Inc.
5.875% due 05/15/2013	$375	$359

Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	100	103

Pemex Project Funding Master Trust
0.934% due 12/03/2012	15,000	14,400
1.599% due 06/15/2010	4,000	3,985

Petrobras International Finance Co.
7.875% due 03/15/2019	770	892

Petroleos Mexicanos
8.000% due 05/03/2019	8,600	9,864

Rohm and Haas Co.
6.000% due 09/15/2017	3,000	2,994

RR Donnelley & Sons Co.
11.250% due 02/01/2019 (h)	8,000	9,518

SandRidge Energy, Inc.
4.222% due 04/01/2014	4,775	4,260

Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	707	700

United Airlines, Inc.
7.730% due 07/01/2010	215	209

Windstream Corp.
7.875% due 11/01/2017 (b)	300	296

XTO Energy, Inc.
7.500% due 04/15/2012	90	100

		125,299

UTILITIES 10.5%

AES Panama S.A.
6.350% due 12/21/2016	5,000	4,803

AT&T Corp.
7.300% due 11/15/2011	473	524

AT&T, Inc.
4.850% due 02/15/2014	4,800	5,112

CMS Energy Corp.
1.459% due 01/15/2013	9,400	8,507

Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014	4,800	5,260

Duke Energy Corp.
6.300% due 02/01/2014	4,000	4,430

Embarq Corp.
7.082% due 06/01/2016	3,000	3,265

Ipalco Enterprises, Inc.
8.625% due 11/14/2011	1,100	1,133

Majapahit Holding BV
7.250% due 10/17/2011	2,100	2,194

Ohio Power Co.
0.467% due 04/05/2010	2,000	1,997

PG&E Corp.
5.750% due 04/01/2014	4,800	5,247

Progress Energy, Inc.
6.050% due 03/15/2014	4,800	5,271

PSEG Power LLC
5.320% due 09/15/2016	2,475	2,542

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,050	2,060

Sierra Pacific Power Co.
6.000% due 05/15/2016	200	213

Telesat LLC
11.000% due 11/01/2015	400	428

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Communications, Inc.
5.350% due 02/15/2011	$200	$211

		53,197

Total Corporate Bonds & Notes (Cost $310,895)		315,416

MUNICIPAL BONDS & NOTES 0.4%

Indiana State Finance Authority Revenue Bonds, Series 2009
6.596% due 02/01/2039	1,000	1,097

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	900	1,011

Total Municipal Bonds & Notes (Cost $2,066)		2,108

U.S. GOVERNMENT AGENCIES 10.3%

Fannie Mae
0.386% due 04/25/2035	64	59
0.446% due 10/27/2037	200	189
4.903% due 02/01/2035	199	205
5.000% due 10/01/2039	1,200	1,239
5.028% due 05/01/2035	497	523
5.500% due 10/01/2038 (g)	3,226	3,380
6.000% due 10/01/2039	31,500	33,228

Freddie Mac
0.343% due 02/01/2011 (g)	5,209	5,205
0.389% due 05/04/2011 (g)	5,705	5,711
0.657% due 04/01/2011 (g)	2,182	2,186

Ginnie Mae
0.541% due 12/16/2026	208	204

Total U.S. Government Agencies (Cost $51,884)		52,129

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (i)	427	428

Total U.S. Treasury Obligations (Cost $427)		428

MORTGAGE-BACKED SECURITIES 8.1%

Adjustable Rate Mortgage Trust
5.374% due 11/25/2035	678	477

American Home Mortgage Assets
0.456% due 10/25/2046	423	191

American Home Mortgage Investment Trust
0.486% due 05/25/2047	524	122
5.660% due 09/25/2045	122	77

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	900	740
5.935% due 02/10/2051	900	802

Banc of America Funding Corp.
0.764% due 07/26/2036	1,000	832
3.931% due 06/25/2034	330	312
5.888% due 04/25/2037	700	423

Banc of America Mortgage Securities, Inc.
4.123% due 07/25/2033	132	123
4.173% due 07/25/2033	1,815	1,734
5.417% due 02/25/2036	43	31

Bear Stearns Adjustable Rate Mortgage Trust
4.764% due 12/25/2035	770	684
4.996% due 01/25/2035	37	31
5.440% due 05/25/2047	400	263

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	$2,034	$1,433
5.712% due 03/25/2036	233	120

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	2,006	1,259

CC Mortgage Funding Corp.
0.376% due 05/25/2048	4,108	1,391

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	400	349

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	1,482	1,267
4.647% due 08/25/2035	1,454	576
4.649% due 03/25/2034	24	22
4.760% due 12/25/2035	371	187
5.985% due 09/25/2037	741	461

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	786

Countrywide Alternative Loan Trust
0.441% due 12/20/2046	867	426
0.456% due 07/20/2046	375	158
0.476% due 08/25/2046	623	108
0.526% due 09/20/2046	600	72
0.576% due 11/20/2035	167	91
0.756% due 11/20/2035	500	72
1.901% due 12/25/2035	238	126
5.869% due 11/25/2035	442	259

Countrywide Home Loan Mortgage Pass-Through Trust
5.364% due 10/20/2035	488	337
5.535% due 02/20/2036	612	405
5.755% due 05/20/2036	705	396

Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	500	289

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	36	30

CSAB Mortgage-Backed Trust
5.720% due 09/25/2036	600	347

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.869% due 10/25/2036	500	277
5.886% due 10/25/2036	500	277

Downey Savings & Loan Association Mortgage Loan Trust
0.556% due 11/19/2037	800	9

Greenpoint Mortgage Funding Trust
0.456% due 10/25/2046	600	92

GSR Mortgage Loan Trust
4.556% due 11/25/2035	256	215
5.167% due 01/25/2036	163	120

Harborview Mortgage Loan Trust
0.376% due 04/19/2038	2,183	1,009

Homebanc Mortgage Trust
0.426% due 12/25/2036	486	235

Indymac Index Mortgage Loan Trust
0.486% due 07/25/2035	41	22
5.099% due 09/25/2035	409	268
5.271% due 06/25/2035	388	261

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	700	602
5.794% due 02/12/2051	700	612
5.937% due 02/12/2049	500	429

JPMorgan Mortgage Trust
4.872% due 04/25/2035	435	406
5.395% due 11/25/2035	631	563

72	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	$673	$548

Merrill Lynch Alternative Note Asset
0.546% due 03/25/2037	682	299

Morgan Stanley Capital I
5.809% due 12/12/2049	900	773

Morgan Stanley Mortgage Loan Trust
5.362% due 06/25/2036	36	32

Opteum Mortgage Acceptance Corp.
0.506% due 07/25/2035	368	295

RBSSP Resecuritization Trust
0.586% due 03/26/2037	985	765
0.761% due 09/26/2034	954	808
0.761% due 03/26/2036	987	899

Residential Accredit Loans, Inc.
2.261% due 09/25/2045	1,262	686

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	1,458	975

Sequoia Mortgage Trust
0.596% due 07/20/2033	399	336

Structured Adjustable Rate Mortgage Loan Trust
5.230% due 09/25/2035	309	227
5.297% due 01/25/2035	1,387	1,070

Structured Asset Mortgage Investments, Inc.
0.376% due 03/25/2037	1,707	789
0.496% due 09/25/2047	619	107
0.576% due 10/19/2034	531	432
0.596% due 03/19/2034	83	54

Structured Asset Securities Corp.
3.832% due 10/25/2035	446	272
3.974% due 06/25/2033	1,477	1,306

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	19	19
5.970% due 09/25/2036	500	259

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	398	357

WaMu Mortgage Pass-Through Certificates
0.556% due 01/25/2045	198	125
1.631% due 01/25/2047	1,482	696
1.711% due 12/25/2046	812	387
1.751% due 02/25/2047	418	219
1.901% due 02/25/2046	2,572	1,319
2.101% due 11/25/2042	426	264
2.910% due 06/25/2033	662	577
5.392% due 02/25/2037	437	282

Wells Fargo Mortgage-Backed Securities Trust
3.575% due 06/25/2035	2,909	2,668
5.592% due 07/25/2036	158	118

Total Mortgage-Backed Securities (Cost $56,821)		41,169

ASSET-BACKED SECURITIES 1.8%

Asset-Backed Securities Corp. Home Equity
1.893% due 03/15/2032	1,634	1,060

Atrium CDO Corp.
0.934% due 06/27/2015	2,368	2,014

Citigroup Mortgage Loan Trust, Inc.
0.306% due 07/25/2045	1,698	1,137

Countrywide Asset-Backed Certificates
0.296% due 08/25/2037	406	369
0.296% due 05/25/2047	294	279

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	725	527
0.336% due 12/25/2037	236	229

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GSAMP Trust
0.286% due 10/25/2046		$79	$77
0.316% due 12/25/2036		356	215
0.346% due 01/25/2047		697	662

HSBC Asset Loan Obligation
0.306% due 12/25/2036		846	692

JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036		49	47

Lehman XS Trust
0.366% due 11/25/2036		64	64

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		287	220

MASTR Asset-Backed Securities Trust
0.296% due 01/25/2037		593	191

Morgan Stanley ABS Capital I
0.286% due 10/25/2036		145	142
0.296% due 11/25/2036		153	147

Residential Asset Mortgage Products, Inc.
0.646% due 06/25/2047		600	207

SACO I, Inc.
0.496% due 12/25/2035		1,407	336

Specialty Underwriting & Residential Finance
0.926% due 01/25/2034		17	10

WaMu Asset-Backed Certificates
0.296% due 01/25/2037		517	359

Total Asset-Backed Securities (Cost $12,939)			8,984

SOVEREIGN ISSUES 6.5%

Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		2,100	2,218

Colombia Government International Bond
7.375% due 03/18/2019		10,000	11,485

Export-Import Bank of Korea
0.798% due 10/04/2011		500	501

Indonesia Government International Bond
11.625% due 03/04/2019		3,000	4,182

Korea Development Bank
0.910% due 10/20/2009		5,150	5,147
5.300% due 01/17/2013		1,150	1,197

Panama Government International Bond
7.250% due 03/15/2015		2,000	2,295

South Africa Government International Bond
6.875% due 05/27/2019		5,400	6,048

Total Sovereign Issues (Cost $30,569)			33,073

FOREIGN CURRENCY-DENOMINATED ISSUES 15.2%

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	3,100	4,492

Banque Centrale de Tunisie
6.250% due 02/20/2013		2,100	3,327

Brazil Government International Bond
12.500% due 01/05/2022	BRL	280	175

Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2024		3,600	3,680

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		4,620	2,532

Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,443

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Green Valley Ltd.
4.629% due 01/10/2011	EUR	1,900	$2,687

Lehman Brothers Holdings, Inc.
5.259% due 06/12/2013 (a)		2,543	549
5.316% due 04/05/2011 (a)		1,816	392

Mizuho Bank Ltd.
1.292% due 11/24/2049	JPY	500,000	5,570

PagesJaunes Groupe
1.958% due 01/11/2014	EUR	2,000	2,648

Rhodia S.A.
3.746% due 10/15/2013		7,500	9,878

Royal Bank of Scotland Group PLC
5.538% due 04/06/2011	GBP	3,129	3,475

Seat Pagine Gialle SpA
0.443% due 06/08/2012	EUR	1,325	1,750

Sumitomo Mitsui Banking Corp.
0.940% due 12/31/2049	JPY	700,000	7,635
0.950% due 06/02/2049		700,000	7,420

Unitymedia Hessen GmbH & Co. KG
3.778% due 04/15/2013	EUR	2,475	3,486

UPC Broadband Holding BV
4.190% due 12/31/2016		2,174	2,940
4.487% due 12/31/2017		1,568	2,128

Uruguay Government International Bond
6.875% due 01/19/2016		6,500	9,702

Total Foreign Currency-Denominated Issues (Cost $71,152)			76,909

		SHARES
COMMON STOCKS 0.0%

DURA Automotive Systems, Inc. (d)		9,042	9

Total Common Stocks (Cost $146)			9

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.1%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2009		$984	984

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,005. Repurchase proceeds are $984.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.190% due 04/01/2010 (g)		1,025	1,024

U.S. TREASURY BILLS 1.2%
0.244% due 02/25/2010 - 03/25/2010 (e)(g)		5,755	5,752

See Accompanying Notes	Semiannual Report	September 30, 2009	73

Schedule of Investments  Floating Income Fund  (Cont.)

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.5%
269,227	$2,696

Total Short-Term Instruments (Cost $10,453)	10,456

Total Investments 111.1% (Cost $577,014)	$562,051

Written Options (k) (0.0%) (Premiums $930)	(199)

Other Assets and Liabilities (Net) (11.1%)	(55,955)

Net Assets 100.0%	$505,897

Notes to Schedule of Investments (amounts in thousands *, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $21,436 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $2,452 at a weighted average interest rate of (2.935)%. On September 30, 2009, securities valued at $5,678 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $428 have been pledged as collateral for futures contracts on September 30, 2009.
(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Altria Group, Inc.	GSC	(1.417%	)	03/20/2019	1.197%	$10,000	$(176)	$0	$(176)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.751%	2,000	(88)	0	(88)
Embarq Corp.	JPM	(1.550%	)	06/20/2016	0.633%	3,000	(169)	0	(169)
Rohm and Haas Co.	CSFB	(1.850%	)	09/20/2017	1.025%	3,000	(172)	0	(172)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.489%	8,000	(589)	0	(589)

							$(1,194)	$0	$(1,194)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	09/20/2013	7.961%	$1,000	$(92)	$(130)	$38
American International Group, Inc.	GSC	0.095%	09/20/2011	8.331%	800	(116)	0	(116)
American International Group, Inc.	UBS	5.000%	09/20/2012	8.019%	3,600	(267)	(432)	165
American International Group, Inc.	UBS	5.000%	09/20/2014	7.808%	1,100	(113)	(154)	41
Amgen, Inc.	GSC	1.000%	09/20/2014	0.430%	9,200	250	196	54
ARAMARK Corp.	CITI	5.000%	03/20/2014	5.931%	2,400	(76)	(65)	(11)
ArvinMeritor, Inc.	MLP	2.250%	12/20/2009	6.291%	500	(4)	0	(4)
AT&T Corp.	CSFB	1.300%	12/20/2009	0.056%	1,000	3	0	3
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.329%	2,200	(23)	0	(23)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.424%	2,000	(38)	(117)	79
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.574%	5,700	59	0	59
Brazil Government International Bond	BCLY	1.360%	08/20/2011	0.788%	1,800	22	0	22
Brazil Government International Bond	BCLY	1.370%	08/20/2011	0.788%	4,800	60	0	60
Brazil Government International Bond	BCLY	2.370%	05/20/2014	1.189%	3,400	206	0	206
Brazil Government International Bond	BCLY	1.980%	09/20/2014	1.236%	6,700	234	0	234
Brazil Government International Bond	CITI	1.920%	09/20/2014	1.236%	6,700	216	0	216
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.574%	2,000	31	0	31
Brazil Government International Bond	MLP	2.900%	05/20/2014	1.189%	5,200	452	0	452
Brazil Government International Bond	MLP	2.920%	05/20/2014	1.189%	2,500	220	0	220
Brazil Government International Bond	MSC	1.850%	09/20/2014	1.236%	6,700	194	0	194
Brazil Government International Bond	UBS	2.250%	05/20/2014	1.189%	3,600	198	0	198
Celestica, Inc.	BCLY	2.850%	09/20/2011	2.232%	3,200	41	0	41

74	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CEMEX SAB de C.V.	DUB	0.620%	06/20/2012	5.040%		$6,700	$(670)	$0	$(670)
CEMEX SAB de C.V.	JPM	1.050%	12/20/2016	4.663%		2,900	(483)	0	(483)
Chesapeake Energy Corp.	JPM	5.000%	09/20/2014	5.624%		6,500	(152)	(487)	335
Community Health Systems, Inc.	GSC	5.000%	09/20/2012	5.162%		4,200	(12)	(273)	261
Dynegy Holdings, Inc.	JPM	2.350%	12/20/2009	2.988%		1,500	(1)	0	(1)
El Paso Corp.	BOA	5.000%	09/20/2014	6.009%		400	(15)	(30)	15
El Paso Corp.	CSFB	5.000%	09/20/2014	6.009%		4,600	(175)	(346)	171
France Telecom S.A.	UBS	0.330%	09/20/2011	0.315%	EUR	5,300	3	0	3
France Telecom S.A.	WAC	0.325%	09/20/2011	0.315%		2,700	1	0	1
General Electric Capital Corp.	CITI	3.950%	03/20/2017	2.013%		$14,525	1,740	0	1,740
General Electric Capital Corp.	DUB	0.125%	09/20/2011	1.808%		1,000	(32)	0	(32)
General Electric Capital Corp.	DUB	3.730%	12/20/2013	2.021%		5,000	335	0	335
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.410%		1,000	111	(103)	214
Goldman Sachs Group, Inc.	MSC	0.235%	06/20/2012	0.997%		6,000	(121)	0	(121)
Indonesia Government International Bond	BCLY	2.320%	12/20/2016	2.005%		3,300	66	0	66
Indonesia Government International Bond	RBS	1.525%	12/20/2011	1.494%		7,000	8	0	8
Mexico Government International Bond	BCLY	2.680%	05/20/2014	1.491%		3,400	209	0	209
Mexico Government International Bond	BCLY	2.310%	06/20/2014	1.503%		2,900	122	0	122
Mexico Government International Bond	BOA	2.130%	06/20/2014	1.503%		3,500	120	0	120
Mexico Government International Bond	DUB	2.850%	12/20/2009	0.914%		1,900	23	0	23
Mexico Government International Bond	MLP	3.200%	05/20/2014	1.491%		2,800	245	0	245
Petroleos Mexicanos	DUB	0.760%	07/20/2011	1.277%		1,000	(8)	0	(8)
Pfizer, Inc.	MSC	1.000%	09/20/2014	0.457%		9,700	251	222	29
Philippines Government International Bond	BCLY	1.920%	09/20/2012	1.386%		2,500	40	0	40
Philippines Government International Bond	BCLY	2.510%	09/20/2017	1.964%		1,500	56	0	56
Philippines Government International Bond	BCLY	2.530%	09/20/2017	1.964%		1,500	58	0	58
Philippines Government International Bond	DUB	2.050%	09/20/2012	1.386%		3,700	73	0	73
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.964%		3,000	109	0	109
Philippines Government International Bond	MSC	2.440%	09/20/2017	1.964%		4,300	140	0	140
PSEG Energy Holdings LLC	MLP	1.300%	06/20/2012	1.269%		5,000	6	0	6
Qwest Capital Funding, Inc.	BCLY	1.470%	03/20/2012	4.703%		2,000	(148)	0	(148)
Qwest Capital Funding, Inc.	BCLY	1.500%	03/20/2012	4.703%		3,000	(219)	0	(219)
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	7.965%		2,600	(276)	(390)	114
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.965%		2,800	(297)	(468)	171
RSHB Capital S.A.	BCLY	1.650%	07/20/2011	2.117%		4,800	(24)	0	(24)
RSHB Capital S.A.	GSC	0.700%	06/20/2012	2.240%		6,700	(256)	0	(256)
SLM Corp.	BOA	0.820%	06/20/2012	8.957%		9,200	(1,677)	0	(1,677)
SLM Corp.	BOA	5.000%	09/20/2014	8.553%		1,000	(122)	(108)	(14)
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	6.704%		1,500	(94)	(165)	71
Uruguay Government International Bond	DUB	1.050%	01/20/2012	2.889%		19,000	(732)	0	(732)
Vale Overseas Ltd.	UBS	0.650%	06/20/2014	1.238%		2,700	(65)	0	(65)

							$(406)	$(2,850)	$2,444

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012		$13,096	$(342)	$0	$(342)
CDX.HY-10 3-Year Index 25-35%	MLP	2.360%	06/20/2011		5,000	(193)	0	(193)
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012		10,700	251	0	251
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012		6,400	154	0	154
CDX.IG-9 5-Year Index 15-30%	JPM	1.120%	12/20/2012		4,300	95	0	95
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012		5,056	75	0	75
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012		1,653	25	0	25
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012		875	13	0	13
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012		1,167	17	0	17
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012		1,653	25	0	25
iTraxx Europe Crossover 5 Index	DUB	2.900%	06/20/2011	EUR	4,399	(117)	85	(202)
iTraxx Europe Crossover 7 Index	DUB	2.300%	06/20/2012		6,860	(870)	123	(993)
iTraxx Europe Crossover 7 Index	JPM	2.300%	06/20/2012		2,254	(286)	(103)	(183)
Select Aggregate Market Index	CSFB	2.150%	12/20/2009		$210	1	3	(2)

						$(1,152)	$108	$(1,260)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2009	75

Schedule of Investments  Floating Income Fund  (Cont.)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	HSBC	BRL	20,600	$15	$26	$(11)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	MLP		39,400	236	120	116
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	DUB		$42,000	(2,345)	(1,449)	(896)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		233,000	(13,007)	(8,389)	(4,618)
Receive	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		78,700	(4,393)	(3,077)	(1,316)
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		5,400	193	0	193
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC		10,100	361	0	361
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		13,100	505	(242)	747
Pay	6-Month EUR-LIBOR	4.750%	09/17/2010	BCLY	EUR	74,000	3,830	(576)	4,406
Pay	6-Month EUR-LIBOR	4.000%	03/17/2020	BNP		11,000	510	249	261
Pay	6-Month GBP-LIBOR	5.500%	09/16/2010	GSC	GBP	58,000	4,149	(386)	4,535
Pay	6-Month GBP-LIBOR	4.000%	03/17/2015	BNP		21,000	586	(307)	893
Pay	28-Day MXN TIIE	8.170%	11/04/2016	MSC	MXN	37,900	47	(35)	82
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		113,000	311	577	(266)
Pay	28-Day MXN TIIE	8.950%	02/19/2019	JPM		9,200	39	0	39
Pay	28-Day MXN TIIE	7.780%	04/09/2019	JPM		67,500	(111)	63	(174)

							$(9,074)	$(13,426)	$4,352

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/20/2009	50	$36	$51

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$4,000	$36	$5
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	6,000	53	3
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	7,000	82	9
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	13,000	83	41
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	60,100	509	33
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	10,000	69	19
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	8,300	62	38

							$894	$148

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	203	$315,600	EUR	9,400	$1,816
Sales	994	223,100		0	1,606
Closing Buys	(457)	(374,500)		(9,400)	(1,945)
Expirations	(690)	(55,800)		0	(547)
Exercised	0	0		0	0

Balance at 09/30/2009	50	$108,400	EUR	0	$930

76	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	3,488	10/2009	HSBC	$0	$(116)	$(116)
Buy		3,488	10/2009	JPM	239	0	239
Buy		3,488	02/2010	HSBC	115	0	115
Buy	CNY	47,263	06/2010	BCLY	0	(38)	(38)
Buy		19,794	06/2010	CITI	0	(11)	(11)
Buy		8,508	06/2010	DUB	0	(8)	(8)
Buy		61,513	06/2010	HSBC	0	(51)	(51)
Sell	EUR	14,854	10/2009	BCLY	0	(458)	(458)
Sell		17,762	10/2009	BNP	0	(557)	(557)
Buy		200	10/2009	HSBC	0	0	0
Sell	GBP	1,606	10/2009	BNP	116	0	116
Buy	HUF	262	10/2009	BCLY	0	0	0
Sell		79	10/2009	DUB	0	0	0
Sell		262	10/2009	HSBC	0	0	0
Buy		79	10/2009	JPM	0	0	0
Buy	ILS	2,332	11/2009	BCLY	54	0	54
Buy	JPY	600,000	10/2009	BCLY	79	0	79
Sell		2,469,175	10/2009	BNP	0	(823)	(823)
Buy	KRW	98,137	11/2009	CSFB	6	0	6
Buy		540,940	11/2009	DUB	34	0	34
Buy		8,701,875	11/2009	RBS	557	0	557
Sell	MXN	432	11/2009	BCLY	0	0	0
Buy		202	11/2009	CITI	0	0	0
Sell		5,603	11/2009	CITI	0	(36)	(36)
Buy		487	11/2009	DUB	0	0	0
Buy		550	11/2009	HSBC	0	0	0
Sell		7,332	11/2009	HSBC	0	(3)	(3)
Buy		1,163	11/2009	JPM	1	0	1
Sell		872	11/2009	JPM	0	0	0
Sell	PLN	176	11/2009	CITI	0	(9)	(9)
Buy		52	11/2009	DUB	3	0	3
Buy		125	11/2009	JPM	6	0	6

					$1,210	$(2,110)	$(900)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$309,477	$5,939	$315,416
U.S. Government Agencies	0	51,940	189	52,129
Mortgage-Backed Securities	0	39,232	1,937	41,169
Sovereign Issues	0	33,073	0	33,073
Foreign Currency-Denominated Issues	0	63,704	13,205	76,909
Other Investments +++	2,696	40,650	9	43,355

Investments, at value	$2,696	$538,076	$21,279	$562,051

Financial Derivative Instruments ++++	$0	$3,245	$(2)	$3,243

Total	$2,696	$541,321	$21,277	$565,294

See Accompanying Notes	Semiannual Report	September 30, 2009	77

Schedule of Investments  Floating Income Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$295	$11	$0	$300	$5,333	$5,939	$300
U.S. Government Agencies	0	0	1	0	8	180	189	8
Mortgage-Backed Securities	0	1,619	1	4	21	292	1,937	1
Foreign Currency-Denominated Issues	19,499	(6,391)	(7)	1,242	2,337	(3,475)	13,205	1,490
Other Investments +++	25	0	0	0	(16)	0	9	(16)

Investments, at value	$19,524	$(4,477)	$6	$1,246	$2,650	$2,330	$21,279	$1,783

Financial Derivative Instruments ++++	$(671)	$0	$0	$0	$785	$(116)	$(2)	$4

Total	$18,853	$(4,477)	$6	$1,246	$3,435	$2,214	$21,277	$1,787

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$1,210	$0	$0	$0	$1,210
Unrealized appreciation on swap agreements	11,634	0	7,702	0	0	19,336

	$11,634	$1,210	$7,702	$0	$0	$20,546

Liabilities:
Written options outstanding	$199	$0	$0	$0	$0	$199
Unrealized depreciation on foreign currency contracts	0	2,110	0	0	0	2,110
Unrealized depreciation on swap agreements	7,281	0	7,713	0	0	14,994

	$7,480	$2,110	$7,713	$0	$0	$17,303

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$0	$2,423	$0	$0	$0	$2,423
Net realized gain on futures contracts, written options and swaps	2,617	0	12,455	0	0	15,072
Net realized (loss) on foreign currency transactions	0	(14,625)	0	0	0	(14,625)

	$2,617	$(12,202)	$12,455	$0	$0	$2,870

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(1,631)	$0	$0	$0	$(1,631)
Net change in unrealized appreciation on futures contracts, written options and swaps	2,228	0	19,666	0	0	21,894
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,395	0	0	0	4,395

	$2,228	$2,764	$19,666	$0	$0	$24,658

^	See note 2 in the Notes to Financial Statements for additional information.

78	PIMCO Funds	See Accompanying Notes

Schedule of Investments Foreign Bond Fund (Unhedged)	(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 6.6%

Bank of Scotland PLC
5.250% due 07/24/2012	AUD	6,000	$5,236

Citigroup Pty Ltd.
4.000% due 06/18/2012		17,500	15,537
5.500% due 06/18/2012		5,500	4,846
5.500% due 08/20/2012		7,000	6,155

Commonwealth Bank of Australia
0.573% due 09/17/2014		$12,200	12,176
0.925% due 07/12/2013		14,800	14,762

ING Bank Australia Ltd.
3.960% due 06/24/2014	AUD	10,000	8,898
5.750% due 08/28/2013		5,000	4,386

Medallion Trust
0.523% due 05/25/2035		$3,369	3,156

Members Equity Bank Pty Ltd.
3.780% due 08/20/2012	AUD	5,500	4,856

Morgan Stanley
3.817% due 03/01/2013		5,200	4,291

Puma Finance Ltd.
0.489% due 02/21/2038		$4,868	4,307
3.378% due 08/22/2037	AUD	7,570	6,432
3.470% due 07/12/2036		1,954	1,678

Seven Media Group
5.730% due 12/28/2012		1,374	1,018
6.058% due 12/28/2012		5,736	4,250

Suncorp-Metway Ltd.
3.787% due 09/11/2013		17,400	15,374

Torrens Trust
3.590% due 10/19/2038		9,649	8,284

Westpac Banking Corp.
0.582% due 09/10/2014		$8,500	8,471

Total Australia (Cost $132,125)			134,113

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$7,500	7,298

Total Bermuda (Cost $7,316)			7,298

CANADA 4.0%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	19,900	19,256

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	13,580

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,663

Honda Canada Finance, Inc.
0.611% due 03/26/2012		17,000	15,174

Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,518

Province of Ontario Canada
5.850% due 03/08/2033		11,100	12,152
6.200% due 06/02/2031		7,200	8,168

Rio Tinto Alcan, Inc.
6.450% due 03/15/2011		$2,400	2,513

Total Canada (Cost $77,892)			80,024

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 1.3%

Calabash Re Ltd.
8.699% due 01/08/2010		$2,450	$2,424

Foundation Re II Ltd.
7.190% due 11/26/2010		1,500	1,475

Green Valley Ltd.
4.629% due 01/10/2011	EUR	3,100	4,385

Longpoint Re Ltd.
5.549% due 05/08/2010		$3,300	3,300

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		2,100	2,126

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	1,800	2,173

Residential Reinsurance 2007 Ltd.
8.111% due 06/07/2010		$5,900	5,998

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	1,230	1,604

Vita Capital III Ltd.
1.697% due 01/01/2011		$4,000	3,768

Total Cayman Islands (Cost $26,709)			27,253

DENMARK 1.4%

Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	7,900	11,664

Realkredit Danmark A/S
4.100% due 01/01/2038	DKK	5,164	985
5.000% due 01/01/2010	EUR	11,300	16,690

Total Denmark (Cost $29,579)			29,339

FRANCE 10.7%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	3,100	4,897

BNP Paribas Home Loan Covered Bonds S.A.
3.750% due 12/13/2011		5,800	8,798

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		3,000	3,205

Compagnie de Financement Foncier
4.000% due 07/21/2011		7,700	11,701
4.500% due 01/09/2013		3,000	4,661

Credit Agricole S.A.
6.637% due 05/29/2049		$5,900	4,277

Dexia Credit Local
0.939% due 09/23/2011		7,300	7,374
2.375% due 09/23/2011		2,000	2,029

France Government Bond
3.500% due 04/25/2015	EUR	6,700	10,201
3.750% due 04/25/2021		4,600	6,768
4.000% due 10/25/2014		22,600	35,263
4.000% due 04/25/2018		15,300	23,498
4.000% due 10/25/2038		20,100	29,036
4.250% due 10/25/2018		8,500	13,258
4.250% due 04/25/2019		6,400	9,962
4.750% due 04/25/2035		10,700	17,265
5.750% due 10/25/2032		8,300	15,080

Societe Generale
5.922% due 04/29/2049		$700	505
7.756% due 05/29/2049	EUR	1,000	1,376

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Vivendi
5.750% due 04/04/2013		$1,440	$1,496
6.625% due 04/04/2018		6,400	6,892

Total France (Cost $208,473)			217,542

GERMANY 12.4%

Kreditanstalt fuer Wiederaufbau
5.500% due 06/05/2014	AUD	5,700	4,943

Republic of Germany Government Bond
4.000% due 01/04/2037	EUR	12,000	17,643
4.250% due 07/04/2014		51,100	80,973
4.250% due 07/04/2018		42,000	66,719
4.250% due 07/04/2039		4,600	7,103
4.750% due 07/04/2034		22,500	36,573
4.750% due 07/04/2040		2,400	4,006
5.500% due 01/04/2031		3,100	5,459
6.250% due 01/04/2030		13,640	25,972

Total Germany (Cost $231,471)			249,391

GREECE 0.7%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	6,200	9,521
5.250% due 05/18/2012		3,500	5,516

Total Greece (Cost $15,070)			15,037

IRELAND 0.9%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	2,000	1,502

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,000	2,898

Cars Alliance Funding PLC
1.168% due 10/08/2023		1,800	2,530

Depfa ACS Bank
1.650% due 12/20/2016	JPY	250,000	2,325

Immeo Residential Finance PLC
0.933% due 12/15/2016	EUR	4,791	5,040

Osiris Capital PLC
5.509% due 01/15/2010		$1,000	1,000

SC Germany Auto
0.531% due 08/11/2015	EUR	1,774	2,543

Total Ireland (Cost $18,989)			17,838

ITALY 9.0%

Asset-Backed European Securitisation Transaction SRL
1.228% due 10/01/2015	EUR	9,102	13,138

Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013		27,000	41,029
4.250% due 10/15/2012		13,200	20,488
4.250% due 04/15/2013		13,100	20,334
4.250% due 08/01/2013		9,400	14,630
4.250% due 03/01/2020 (b)		13,700	20,400
5.250% due 08/01/2011		31,400	49,105

Locat Securitisation Vehicle SRL
0.958% due 12/12/2024		2,634	3,624

Total Italy (Cost $183,536)			182,748

See Accompanying Notes	Semiannual Report	September 30, 2009	79

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
JAPAN 1.4%

Japan Government International Bond
0.900% due 03/20/2014	JPY	80,000	$906
1.500% due 12/20/2017		100,000	1,157
2.500% due 09/20/2036		1,250,000	14,798
2.500% due 09/20/2037		990,000	11,748

Total Japan (Cost $26,053)			28,609

JERSEY, CHANNEL ISLANDS 0.5%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	4,200	4,800

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	1,742	1,695

HSBC Capital Funding LP
9.547% due 12/29/2049		$3,152	3,215

Total Jersey, Channel Islands (Cost $12,379)			9,710

LUXEMBOURG 0.0%

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	600	879

Total Luxembourg (Cost $754)			879

MEXICO 0.0%

Mexico Government International Bond
6.050% due 01/11/2040		$400	401

Total Mexico (Cost $400)			401

NETHERLANDS 6.3%

Arena BV
0.890% due 12/17/2064	EUR	2,805	3,921

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		14,900	22,466

Globaldrive BV
0.581% due 06/20/2015		3,158	4,519
0.741% due 06/20/2015		1,500	1,826

ING Bank NV
3.900% due 03/19/2014		$15,500	15,976

LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	4,500	6,747

Netherlands Government Bond
2.500% due 01/15/2012		2,900	4,339
3.250% due 07/15/2015		7,300	10,944
3.750% due 07/15/2014		5,400	8,329
4.000% due 07/15/2018		15,300	23,402
4.000% due 07/15/2019		11,100	16,960
5.000% due 07/15/2011		5,500	8,585

Total Netherlands (Cost $122,145)			128,014

NEW ZEALAND 0.2%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$3,000	3,048

Total New Zealand (Cost $2,994)			3,048

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NORWAY 0.5%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	6,500	$9,904

Total Norway (Cost $10,005)			9,904

QATAR 0.1%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$1,000	1,009

Total Qatar (Cost $826)			1,009

SOUTH KOREA 0.4%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	8,167

Total South Korea (Cost $8,165)			8,167

SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$7,000	6,166

Total Spain (Cost $7,000)			6,166

SWEDEN 0.3%

Kingdom of Sweden Government Bond
1.500% due 09/08/2011	EUR	3,700	5,422

Total Sweden (Cost $5,253)			5,422

SWITZERLAND 1.0%

UBS AG
5.750% due 04/25/2018		$14,800	15,066
5.875% due 12/20/2017		5,500	5,639

Total Switzerland (Cost $20,212)			20,705

UNITED KINGDOM 8.0%

Barclays Bank PLC
6.050% due 12/04/2017		$16,600	16,732
7.434% due 09/29/2049		1,500	1,335
10.179% due 06/12/2021		5,040	6,637

HBOS PLC
6.750% due 05/21/2018		4,000	3,573

Lloyds Banking Group PLC
5.920% due 09/29/2049		12,650	7,274
6.657% due 01/29/2049		1,708	1,044

Lloyds TSB Bank PLC
1.597% due 04/02/2012		8,500	8,485

Opera Finance PLC
1.186% due 01/15/2015	EUR	4,350	3,752

Pearson Dollar Finance PLC
5.700% due 06/01/2014		$6,800	7,156

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		2,500	2,604

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		6,000	6,094
3.750% due 11/14/2011	EUR	8,100	12,331
5.500% due 12/03/2049	GBP	310	322
6.666% due 12/31/2049	CAD	4,700	2,242

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	$1,076

TI Group Ltd.
7.875% due 07/12/2010	GBP	5,500	9,053

United Kingdom Gilt
3.750% due 09/07/2019		24,700	39,711
4.250% due 06/07/2032		4,400	7,276
4.250% due 03/07/2036		13,100	21,417
4.750% due 12/07/2038		1,320	2,348

Weather Investments II SARL
7.699% due 11/26/2014	EUR	1,000	1,477

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$500	512

Total United Kingdom (Cost $161,860)			162,451

UNITED STATES 41.8%

ASSET-BACKED SECURITIES 1.2%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,265	2,177

Accredited Mortgage Loan Trust
0.296% due 02/25/2037		95	91

Amortizing Residential Collateral Trust
0.536% due 07/25/2032		8	5
0.946% due 10/25/2031		4	3

Asset-Backed Funding Certificates
0.596% due 06/25/2034		4,406	2,889

Bear Stearns Asset-Backed Securities Trust
0.696% due 03/25/2043		9	8

Carrington Mortgage Loan Trust
0.566% due 10/25/2035		166	150

CIT Group Home Equity Loan Trust
0.536% due 03/25/2033		6	6

Citigroup Mortgage Loan Trust, Inc.
0.316% due 05/25/2037 (l)		964	690
0.346% due 10/25/2036		177	167

Community Program Loan Trust
4.500% due 10/01/2018		402	404

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		485	438
6.681% due 12/01/2033		392	364

Countrywide Asset-Backed Certificates
0.296% due 03/25/2047		309	305
0.296% due 06/25/2047		115	109
0.346% due 09/25/2047		3,801	3,518
0.426% due 09/25/2036		404	300
0.586% due 12/25/2036		221	84
0.726% due 12/25/2031		3	1

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		3	2

GSAMP Trust
0.536% due 03/25/2034		3	3

HFC Home Equity Loan Asset-Backed Certificates
0.596% due 09/20/2033		691	612

Home Equity Asset Trust
0.846% due 11/25/2032		1	1

Home Equity Mortgage Trust
5.500% due 01/25/2037		524	48

HSI Asset Securitization Corp. Trust
0.356% due 04/25/2037		193	148

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037		44	43

80	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman XS Trust
0.326% due 11/25/2046	$1,372	$1,206
0.396% due 04/25/2037	4,202	3,149
0.476% due 06/25/2046	612	104
0.486% due 11/25/2046	686	192
0.566% due 11/25/2046	1,000	191

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	360	276

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	53	51

Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037	15	15
0.316% due 07/25/2037	1,251	1,199
0.326% due 09/25/2037	271	154
0.366% due 02/25/2037	147	91

Morgan Stanley ABS Capital I
0.306% due 05/25/2037	81	68

Morgan Stanley Mortgage Loan Trust
0.606% due 04/25/2037	1,080	245

Nationstar Home Equity Loan Trust
0.306% due 06/25/2037	229	209

Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047	243	213

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033	906	586

Residential Asset Mortgage Products, Inc.
0.316% due 02/25/2037	120	114
0.326% due 10/25/2036	81	81

Residential Asset Securities Corp.
0.316% due 02/25/2037	156	147
0.746% due 07/25/2032	46	22

SACO I, Inc.
0.306% due 05/25/2036	354	210

Saxon Asset Securities Trust
0.306% due 10/25/2046	487	477
0.766% due 08/25/2032	1	1

SBI HELOC Trust
0.416% due 08/25/2036	1,552	1,356

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	379	333

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	83	54
0.326% due 01/25/2037	19	19

Structured Asset Securities Corp.
0.536% due 01/25/2033	12	7
0.646% due 05/25/2034	10	9

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	348	243

Wells Fargo Home Equity Trust
0.476% due 10/25/2035	1,131	1,081

		24,669

BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.250% due 08/03/2012	5,042	4,861

Ford Motor Co.
3.250% due 12/16/2013	46	41
3.510% due 12/16/2013	701	625

		5,527

CORPORATE BONDS & NOTES 12.5%

American Express Bank FSB
0.376% due 05/29/2012	100	94
0.394% due 06/12/2012	4,500	4,207

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American International Group, Inc.
4.250% due 05/15/2013		$1,100	$917
4.875% due 03/15/2067	EUR	5,200	3,462
8.000% due 05/22/2038		18,700	15,051
8.175% due 05/15/2058		$10,900	6,622

AutoZone, Inc.
5.875% due 10/15/2012		1,600	1,713
7.125% due 08/01/2018		700	777

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,600	8,398

Bank of America Corp.
0.765% due 10/14/2016		$1,600	1,301
4.750% due 05/23/2017	EUR	6,200	8,218
4.750% due 05/06/2019		2,000	2,627

Boston Scientific Corp.
6.400% due 06/15/2016		$2,700	2,751

Cameron International Corp.
6.375% due 07/15/2018		3,000	3,184

CenturyTel, Inc.
6.000% due 04/01/2017		2,800	2,845

Citigroup, Inc.
0.903% due 06/28/2013	EUR	6,000	8,137
0.949% due 03/05/2014		2,200	2,959
1.083% due 02/09/2016		5,035	6,456
5.500% due 10/15/2014		$700	700

CNA Financial Corp.
6.000% due 08/15/2011		2,000	2,010

Computer Sciences Corp.
6.500% due 03/15/2018		5,600	6,179

Cox Communications, Inc.
6.750% due 03/15/2011		1,700	1,801

Daimler Finance North America LLC
4.875% due 06/15/2010		700	714
5.750% due 09/08/2011		1,100	1,156

Erac USA Finance Co.
6.375% due 10/15/2017		1,300	1,307

General Electric Capital Corp.
0.852% due 05/05/2026		650	513

Goldman Sachs Group, Inc.
1.193% due 02/04/2013	EUR	2,000	2,798
1.219% due 05/18/2015		6,900	9,284
1.349% due 02/02/2015		2,500	3,422
5.250% due 06/01/2016 (l)	CAD	4,800	4,598
5.950% due 01/18/2018		$1,500	1,559

HCP, Inc.
5.650% due 12/15/2013		3,000	2,972
5.950% due 09/15/2011		700	719
6.700% due 01/30/2018		2,900	2,795

Home Depot, Inc.
5.400% due 03/01/2016		8,000	8,377

HRPT Properties Trust
5.750% due 11/01/2015		8,250	7,608

International Lease Finance Corp.
5.300% due 05/01/2012		8,000	6,728
5.400% due 02/15/2012		2,400	2,064
6.625% due 11/15/2013		8,000	6,351

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	3,100	2,738

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	3,135

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)		$10,400	1,885
6.875% due 05/02/2018 (a)		14,600	2,664

Lennar Corp.
5.950% due 10/17/2011		700	704

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Loews Corp.
5.250% due 03/15/2016		$800	$812

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		1,900	1,939

Masco Corp.
5.875% due 07/15/2012		700	694
6.125% due 10/03/2016		11,000	10,447

Maytag Corp.
5.000% due 05/15/2015		2,200	2,048

McKesson Corp.
5.700% due 03/01/2017		1,900	1,992

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014	EUR	1,800	2,380
1.149% due 08/25/2014		600	789
1.163% due 01/31/2014		2,700	3,610
1.394% due 07/22/2014		3,700	4,981
6.875% due 04/25/2018		$1,000	1,053

Morgan Stanley
0.960% due 10/18/2016		2,200	1,968
0.989% due 10/15/2015		7,200	6,596
1.155% due 03/01/2013	EUR	1,000	1,366
1.418% due 04/13/2016		200	257

NiSource Finance Corp.
5.400% due 07/15/2014		$800	814

PPG Industries, Inc.
6.650% due 03/15/2018		4,000	4,368

ProLogis
5.625% due 11/15/2015		4,000	3,640

Qwest Corp.
3.549% due 06/15/2013		1,500	1,410

RBS Capital Trust I
4.709% due 12/29/2049		5,250	2,494

Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,357

Sara Lee Corp.
6.250% due 09/15/2011		1,600	1,729

Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,332

Simon Property Group LP
6.125% due 05/30/2018		4,000	4,037

Southwest Airlines Co.
5.125% due 03/01/2017		3,300	3,109

Sprint Capital Corp.
8.375% due 03/15/2012		2,900	3,009
8.750% due 03/15/2032		1,100	1,045

State Street Capital Trust IV
1.299% due 06/01/2077		3,900	2,532

Tyco International Ltd.
7.000% due 12/15/2019		7,500	8,136

United Airlines, Inc.
9.060% due 06/17/2015 (a)		173	1

Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,087

WM Covered Bond Program
4.000% due 09/27/2016	EUR	3,500	5,022

			254,554

MORTGAGE-BACKED SECURITIES 11.7%

Adjustable Rate Mortgage Trust
5.160% due 09/25/2035		$550	394

American Home Mortgage Assets
0.436% due 09/25/2046		2,729	1,280

See Accompanying Notes	Semiannual Report	September 30, 2009	81

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.476% due 09/25/2046	$746	$151
1.821% due 11/25/2046	7,015	2,836

American Home Mortgage Investment Trust
3.098% due 10/25/2034	866	629

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047	1,100	1,004

Banc of America Funding Corp.
5.915% due 10/20/2046	4,550	2,527
6.093% due 01/20/2047	813	533

BCAP LLC Trust
0.416% due 01/25/2037	10,796	5,077

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	2,400	2,128
2.490% due 08/25/2035	4,364	3,828
2.900% due 03/25/2035	6,253	5,593
4.153% due 05/25/2034	1,702	1,579
4.550% due 08/25/2035	3,519	3,092
4.625% due 10/25/2035	4,305	3,738
4.630% due 05/25/2034	594	486
4.648% due 10/25/2033	731	704
5.131% due 02/25/2034	90	77
5.622% due 02/25/2033	87	86
5.734% due 02/25/2036	1,101	714

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	4,138	2,626
5.508% due 11/25/2035	191	111
5.654% due 11/25/2036	2,901	1,753
5.667% due 11/25/2036	5,811	3,491
5.714% due 02/25/2036	6,524	3,765
5.820% due 11/25/2036	1,636	875
6.250% due 08/25/2036	4,093	1,944

Bear Stearns Commercial Mortgage Securities
0.353% due 03/15/2019	142	117

Bella Vista Mortgage Trust
0.496% due 05/20/2045	72	32

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	2,903	2,381
4.748% due 08/25/2035	2,485	2,143
4.900% due 10/25/2035	4,080	3,231
5.674% due 07/25/2046	5,051	3,463

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	11,800	9,897

Commercial Mortgage Pass-Through Certificates
0.473% due 02/05/2019	300	227

Countrywide Alternative Loan Trust
0.441% due 12/20/2046	3,393	1,667
0.446% due 05/25/2036	139	68
0.456% due 05/25/2035	3,041	1,613
0.456% due 03/20/2046	163	81
0.456% due 07/25/2046	2,911	1,439
0.496% due 09/25/2046	1,700	146
0.506% due 07/25/2046	1,300	128
0.526% due 09/20/2046	1,700	204
0.596% due 05/25/2037	1,767	819
0.596% due 06/25/2037	925	220
0.666% due 12/25/2035	784	314
2.401% due 11/25/2035	1,327	647
2.941% due 11/25/2035	1,055	558
5.250% due 06/25/2035	888	748
6.000% due 10/25/2032	24	21
6.000% due 01/25/2037	3,909	2,565
6.000% due 04/25/2037	4,181	2,793
6.250% due 08/25/2037	1,322	679

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	230	120
0.566% due 03/25/2035	2,251	1,045
0.576% due 02/25/2035	190	111
0.586% due 02/25/2035	226	132
0.586% due 03/25/2036	1,111	212

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.004% due 08/25/2034	$259	$170
4.110% due 11/19/2033	98	97
5.230% due 01/20/2035	699	621
5.250% due 02/20/2036	1,923	1,300
5.528% due 04/20/2036	1,183	645
6.073% due 09/25/2047	3,269	2,081

Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	11,200	9,123
6.500% due 07/26/2036	1,469	912

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	462	392
3.847% due 07/25/2033	88	80
3.877% due 08/25/2033	766	717

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	191	180
0.346% due 10/25/2036	703	636
5.500% due 12/25/2035	1,600	1,169
6.300% due 07/25/2036	1,572	801

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	151	141
4.129% due 12/25/2033	518	469
5.366% due 08/25/2035	452	375
6.250% due 08/25/2017	751	765

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	112	95

Greenpoint Mortgage Funding Trust
0.426% due 01/25/2037	2,320	1,154
0.446% due 12/25/2046	1,500	175
0.456% due 04/25/2036	1,256	594
0.466% due 06/25/2045	733	374
0.516% due 11/25/2045	145	76

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	105	87

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	274	252

GSR Mortgage Loan Trust
4.116% due 09/25/2035	754	698
4.510% due 03/25/2033	675	653

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	1,182	1,122
0.436% due 07/21/2036	2,933	1,394
0.436% due 09/19/2037	1,395	636
0.436% due 01/19/2038	7,741	3,960
0.466% due 05/19/2035	1,440	766
0.486% due 03/19/2036	379	178
0.616% due 02/19/2034	11	9
4.244% due 05/19/2033	909	857
5.144% due 07/19/2035	233	145

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	6,119	2,809

Indymac Index Mortgage Loan Trust
0.456% due 05/25/2046	2,182	1,043
0.486% due 06/25/2037	454	209
0.536% due 11/25/2036	1,650	409
4.944% due 12/25/2034	352	214
5.000% due 08/25/2035	812	509
5.278% due 09/25/2035	818	468

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	2,295	1,900

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	500	430

JPMorgan Mortgage Trust
4.376% due 11/25/2033	740	700
5.012% due 02/25/2035	2,128	2,039
5.371% due 08/25/2035	1,400	1,131

Luminent Mortgage Trust
0.416% due 12/25/2036	9,454	4,619

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	$669	$322
0.586% due 05/25/2047	1,500	130

MASTR Alternative Loans Trust
0.646% due 03/25/2036	915	434

Mellon Residential Funding Corp.
0.683% due 12/15/2030	17	14

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	3,800	2,846
5.414% due 07/12/2046	100	90
6.156% due 08/12/2049	9,802	7,868

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	10,161	5,848
0.496% due 08/25/2036	672	369
4.441% due 02/25/2033	301	269

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	2,058	1,479
1.246% due 10/25/2035	3,388	2,999
4.250% due 10/25/2035	3,592	3,123

Morgan Stanley Capital I
5.692% due 04/15/2049	1,500	1,231

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	432	260
5.533% due 02/25/2036	749	389
5.820% due 03/25/2047	1,300	791
6.138% due 03/25/2047	1,100	677

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	3,069	1,311
0.426% due 06/25/2046	7,007	3,316
0.456% due 04/25/2046	171	81
0.551% due 09/25/2046	2,200	480
5.664% due 09/25/2035	1,140	770

Residential Asset Securitization Trust
0.696% due 12/25/2036	804	396
5.750% due 02/25/2036	1,469	903
6.250% due 10/25/2036	1,000	538
6.500% due 08/25/2036	1,500	928

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	570	382

Structured Adjustable Rate Mortgage Loan Trust
0.466% due 05/25/2037	213	109
2.451% due 01/25/2035	79	38
3.619% due 04/25/2034	1,233	1,058
3.750% due 02/25/2034	506	424
6.000% due 10/25/2037	1,053	496

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	260	242
0.436% due 07/25/2046	2,135	1,014
0.466% due 05/25/2036	6,039	2,823
0.466% due 09/25/2047	200	67
0.476% due 05/25/2045	1,013	540
0.496% due 07/19/2035	6,986	5,273
0.496% due 09/25/2047	774	134
0.556% due 12/25/2035	70	37
0.826% due 07/19/2034	31	22
2.401% due 08/25/2047	3,564	1,645

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	200	103

Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	56	54

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	6,906	5,158

WaMu Mortgage Pass-Through Certificates
0.466% due 07/25/2046	775	216
0.476% due 04/25/2045	2,304	1,448
0.506% due 11/25/2045	518	311
0.516% due 12/25/2045	1,815	1,099

82	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.536% due 10/25/2045	$221	$120
0.556% due 01/25/2045	456	288
0.566% due 01/25/2045	314	192
0.740% due 11/25/2034	1,741	780
0.786% due 12/25/2027	1,198	846
1.641% due 01/25/2047	2,188	869
1.661% due 04/25/2047	1,496	720
1.721% due 12/25/2046	7,364	2,951
1.751% due 02/25/2047	2,379	1,243
1.881% due 06/25/2046	3,801	1,994
1.901% due 02/25/2046	123	63
2.301% due 06/25/2042	249	192
2.301% due 08/25/2042	116	80
2.304% due 05/25/2041	41	37
2.833% due 09/25/2033	6,162	5,717
2.910% due 06/25/2033	263	229
2.954% due 08/25/2034	1,896	1,787
3.099% due 07/25/2046	1,430	833
3.099% due 10/25/2046	2,945	1,581
3.708% due 03/25/2034	1,842	1,714
5.456% due 04/25/2037	3,765	2,298
5.564% due 12/25/2036	4,139	2,666
5.678% due 02/25/2037	3,057	1,955

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.496% due 07/25/2046	455	127
1.841% due 07/25/2046	1,310	569
1.871% due 05/25/2046	3,793	1,898

Washington Mutual MSC Mortgage Pass-Through Certificates
4.665% due 02/25/2033	12	11

Wells Fargo Mortgage-Backed Securities Trust
3.818% due 04/25/2036	1,246	1,091
4.948% due 03/25/2036	5,130	3,924
5.778% due 04/25/2036	1,001	265

		236,816

MUNICIPAL BONDS & NOTES 1.5%

Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	630	678

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	2,500	2,708

Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	6,900	6,639
5.000% due 06/01/2038	4,600	4,384

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	623

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	5,700	5,926

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	2,923
5.000% due 06/01/2041	500	378

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013	330	349

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	5,000	3,538

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	2,000	150

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

South Carolina State Transportation Infrastructure Bank Revenue Bonds, (AMBAC Insured), Series 2001
5.000% due 10/01/2023	$1,500	$1,540

		29,836

	SHARES
PREFERRED STOCKS 0.0%

SLM Corp.
0.550% due 01/16/2018	15,700	192

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 14.5%

Fannie Mae
0.306% due 07/25/2037	$4,313	3,892
0.366% due 03/25/2034	32	29
0.396% due 08/25/2034	25	24
0.446% due 10/27/2037	7,400	7,001
0.496% due 06/25/2044	7	7
0.646% due 06/25/2029	28	28
2.251% due 06/01/2043 - 10/01/2044	632	630
2.630% due 03/01/2033	240	240
2.850% due 06/01/2035	163	165
3.440% due 11/01/2034	3,390	3,445
3.485% due 05/01/2026	24	24
4.634% due 12/01/2036	326	327
4.832% due 09/01/2035	861	901
4.880% due 12/01/2015	1,860	1,984
4.943% due 12/01/2034	176	182
5.030% due 09/01/2019	13	13
5.360% due 01/01/2016	980	1,067
5.500% due 10/01/2028 - 10/01/2039	139,332	145,855
5.500% due 05/01/2034 - 04/01/2037 (h)	86,324	90,657
5.700% due 08/01/2018	3,741	3,759
6.000% due 11/01/2023 - 07/25/2044	5,841	6,161
6.500% due 04/01/2035 - 06/25/2044	2,212	2,372

Federal Housing Administration
6.896% due 07/01/2020	959	942
7.430% due 09/01/2022 - 11/01/2022	79	79

Freddie Mac
0.343% due 02/01/2011 (f)	708	707
0.379% due 03/09/2011 (f)	2,070	2,074
0.389% due 05/04/2011 (f)	653	654
0.402% due 08/05/2011 (f)	1,619	1,618
0.506% due 08/25/2031	57	46
0.541% due 01/28/2011 (f)	1,280	1,282
0.593% due 12/15/2030	340	337
0.693% due 12/15/2031	133	131
3.596% due 09/01/2035	156	160
3.823% due 06/01/2024	55	56
4.500% due 07/15/2018	1,778	1,842
4.851% due 11/01/2035	834	871
4.878% due 10/01/2035	731	758
5.000% due 03/15/2025	1,989	2,039
5.031% due 08/01/2035	859	897
5.092% due 10/01/2035	817	857
5.136% due 03/01/2036	673	702
6.000% due 10/01/2039	300	316

Ginnie Mae
4.125% due 10/20/2029	35	36
4.500% due 09/15/2033	34	34
6.000% due 08/20/2034 - 01/15/2039	5,231	5,700

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
4.625% due 02/01/2025	$797	$836
4.754% due 08/10/2014	37	39
5.110% due 04/01/2025	1,792	1,900

		293,676

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)(i)	1,525	1,530
1.000% due 08/31/2011 (i)	203	203

		1,733

Total United States (Cost $958,770)		847,003

SHORT-TERM INSTRUMENTS 3.2%

REPURCHASE AGREEMENTS 0.4%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	6,000	6,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $6,123. Repurchase proceeds are $6,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,185	2,185
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $2,230. Repurchase proceeds are $2,185.)

		8,185

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)	650	650

U.S. TREASURY BILLS 0.3%
0.214% due 02/25/2010 - 03/18/2010 (c)(g)(i)	5,247	5,534

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.5%
	5,004,933	50,114

Total Short-Term Instruments (Cost $64,191)		64,483

Total Investments 111.4% (Cost $2,332,167)		$2,256,554

Written Options (k) (0.1%) (Premiums $3,126)		(1,535)

Other Assets and Liabilities (Net) (11.3%)		(228,719)

Net Assets 100.0%		$2,026,300

See Accompanying Notes	Semiannual Report	September 30, 2009	83

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $650 have been pledged as collateral for foreign currency contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $6,521 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $770 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $129,796 at a weighted average interest rate of 0.405%. On September 30, 2009, securities valued at $80,081 were pledged as collateral for reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,176 and cash of $7 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	200	$(16)
90-Day Euribor March Futures	Long	03/2011	37	9
Euro-Bund 10-Year Bond December Futures	Long	12/2009	571	771
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	131	8
Japan Government 10-Year Bond December Futures	Long	12/2009	93	616
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	424	367
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	713	275
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	296	29
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	59	34
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	88	76

				$2,169

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%	$1,600	$(8)	$0	$(8)
AutoZone, Inc.	GSC	(1.090%	)	09/20/2018	0.751%	700	(18)	0	(18)
Bank of America Corp.	CITI	(0.170%	)	12/20/2016	1.246%	1,600	107	0	107
Bank of America Corp.	DUB	(1.720%	)	12/20/2013	1.191%	4,000	(86)	0	(86)
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.292%	6,900	(519)	0	(519)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%	2,700	(196)	0	(196)
Cameron International Corp.	DUB	(0.770%	)	09/20/2018	1.479%	3,000	155	0	155
CenturyTel, Inc.	BOA	(0.595%	)	06/20/2017	0.832%	2,800	45	0	45
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%	2,000	71	0	71
Computer Sciences Corp.	BCLY	(0.760%	)	03/20/2018	0.372%	1,000	(29)	0	(29)
Computer Sciences Corp.	GSC	(1.180%	)	03/20/2018	0.372%	4,600	(281)	0	(281)
Cox Communications, Inc.	MSC	(0.200%	)	03/20/2011	0.308%	1,700	3	0	3
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%	700	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%	1,100	2	0	2
Erac USA Finance Co.	GSC	(0.800%	)	12/20/2017	1.374%	1,300	51	0	51
Goldman Sachs Group, Inc.	CITI	(1.130%	)	03/20/2018	1.063%	5,000	(26)	0	(26)
Goldman Sachs Group, Inc.	CITI	(1.100%	)	06/20/2018	1.061%	2,500	(8)	0	(8)
Goldman Sachs Group, Inc.	CITI	(1.370%	)	06/20/2018	1.061%	3,800	(87)	0	(87)
Goldman Sachs Group, Inc.	JPM	(1.470%	)	06/20/2018	1.061%	5,700	(172)	0	(172)
Goldman Sachs Group, Inc.	UBS	(0.310%	)	06/20/2016	1.079%	500	23	0	23
HCP, Inc.	BCLY	(1.150%	)	03/20/2018	2.005%	2,900	166	0	166
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%	700	14	0	14
HCP, Inc.	MSC	(2.030%	)	12/20/2013	2.039%	3,000	(1)	0	(1)
Home Depot, Inc.	BCLY	(1.150%	)	03/20/2016	0.675%	8,000	(226)	0	(226)
HRPT Properties Trust	MSC	(1.960%	)	12/20/2015	2.951%	8,250	411	0	411
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.677%	2,400	460	0	460
International Lease Finance Corp.	JPM	(1.620%	)	06/20/2012	9.614%	8,000	1,386	0	1,386
International Lease Finance Corp.	MSC	(1.590%	)	12/20/2013	9.204%	8,000	1,807	0	1,807
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.349%	700	(73)	0	(73)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.494%	800	8	0	8
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.320%	1,900	(6)	0	(6)
Masco Corp.	CITI	(1.910%	)	12/20/2016	2.125%	11,000	135	0	135
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%	700	26	0	26
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.504%	2,200	5	0	5
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.303%	1,900	(10)	0	(10)
Merrill Lynch & Co., Inc.	DUB	(1.540%	)	06/20/2018	1.374%	2,000	(25)	0	(25)
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	1.486%	800	31	0	31

84	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.408%		$2,500	$(19)	$0	$(19)
Pearson Dollar Finance PLC	MSC	(0.540%	)	06/20/2014	0.459%		6,800	(26)	0	(26)
PPG Industries, Inc.	CSFB	(0.830%	)	03/20/2018	0.791%		4,000	(12)	0	(12)
ProLogis	BOA	(1.480%	)	12/20/2015	2.990%		4,000	307	0	307
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	1.680%		4,000	66	0	66
Rio Tinto Alcan, Inc.	BOA	(0.290%	)	03/20/2011	0.187%		2,400	(4)	0	(4)
Sara Lee Corp.	CITI	(0.330%	)	09/20/2011	0.226%		1,600	(3)	0	(3)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.982%		2,300	42	0	42
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.516%		4,000	161	0	161
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.462%	GBP	5,500	(7)	0	(7)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.716%		$3,300	223	0	223
Sprint Capital Corp.	MLP	(0.460%	)	03/20/2012	3.065%		3,700	225	0	225
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		1,000	41	0	41
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.686%		7,500	(279)	0	(279)
UBS AG	BCLY	(1.820%	)	12/20/2013	0.887%	EUR	5,700	(317)	0	(317)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.904%		6,000	(504)	0	(504)
UBS AG	CITI	(2.200%	)	03/20/2014	0.904%		2,000	(162)	0	(162)
UBS AG	DUB	(2.200%	)	03/20/2014	0.904%		500	(40)	0	(40)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.667%		$1,000	(36)	0	(36)
Vivendi	JPM	(1.500%	)	06/20/2018	1.308%		6,400	(92)	0	(92)
Vivendi	RBS	(3.100%	)	06/20/2013	1.127%		1,440	(102)	0	(102)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%		500	13	0	13

								$2,609	$0	$2,609

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.260%	08/20/2011	0.788%	$4,200	$43	$0	$43
Brazil Government International Bond	JPM	1.345%	08/20/2011	0.788%	5,800	70	0	70
JSC Gazprom	MLP	0.610%	05/20/2012	2.473%	500	(22)	0	(22)

						$91	$0	$91

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	CSFB	(0.600%	)	06/20/2017	$51,923	$2,366	$1,282	$1,084
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	186,904	8,517	3,473	5,044
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	10,400	165	211	(46)

						$11,048	$4,966	$6,082

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$8,500	$(6,071)	$(2,724)	$(3,347)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	3,978	(2,314)	(1,496)	(818)

					$(8,385)	$(4,220)	$(4,165)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2009	85

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,000	$581	$(11)	$592
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		15,000	846	(16)	862
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		17,300	1,092	23	1,069
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		5,700	193	0	193
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		18,700	693	0	693
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	42,500	(14)	(2)	(12)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		17,000	(5)	5	(10)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	89,200	(603)	229	(832)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	23,200	405	(68)	473
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM	EUR	75,200	914	774	140
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	BCLY	GBP	1,200	(10)	(62)	52
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CSFB		13,000	(113)	(412)	299
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		37,300	2,030	369	1,661
Pay	6-Month JPY-LIBOR	1.000%	12/16/2010	UBS	JPY	1,220,000	72	40	32
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA		7,620,000	473	(165)	638
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		12,380,000	770	26	744
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		27,360,000	1,700	990	710
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	19,900	22	12	10

							$9,046	$1,732	$7,314

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar March Futures	$98.500	03/15/2010	905	$324	$144

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$14,000	$145	$19
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	5,000	45	21
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	5,000	57	7
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	79,000	750	125
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	32,600	258	18
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	10,000	87	43
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	672

							$2,330	$905

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$4,400	$89	$82
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	6,900	108	91
Call - OTC USD versus KRW		1,500.000	09/01/2010	3,100	34	34
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	7,500	148	172
Call - OTC USD versus MXN		16.250	09/22/2010	3,400	93	107

					$472	$486

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	2,453	$579,800	EUR	101,200	$6,477
Sales	1,779	375,200		0	3,896
Closing Buys	(3,327)	(681,200)		(101,200)	(7,242)
Expirations	0	(2,900)		0	(5)
Exercised	0	0		0	0

Balance at 09/30/2009	905	$270,900	EUR	0	$3,126

(l)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup Mortgage Loan Trust, Inc.	0.316%	05/25/2037	03/26/2008	$860	$690	0.03%
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	4,322	4,598	0.23%

				$5,182	$5,288	0.26%

86	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(m)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$225,500	$234,076	$235,119
Fannie Mae	6.000%	10/01/2039	3,900	4,098	4,114
Fannie Mae	6.500%	11/01/2039	1,300	1,381	1,384
Freddie Mac	6.000%	10/01/2039	300	315	316

				$239,870	$240,933

(n)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	22,695	10/2009	CITI	$0	$(302)	$(302)
Buy		1,352	10/2009	JPM	27	0	27
Sell		71,377	10/2009	JPM	0	(697)	(697)
Sell		72,729	10/2009	RBS	0	(3,673)	(3,673)
Buy		1,679	11/2009	HSBC	14	0	14
Buy	BRL	7,808	10/2009	BOA	226	0	226
Buy		4,357	10/2009	CITI	150	0	150
Buy		3,474	10/2009	HSBC	76	0	76
Buy		6,039	10/2009	JPM	413	0	413
Sell		21,679	10/2009	RBS	0	(319)	(319)
Buy		21,679	02/2010	RBS	320	0	320
Sell	CAD	22,542	10/2009	CITI	0	(214)	(214)
Buy		500	10/2009	RBS	1	(2)	(1)
Buy		2,807	10/2009	UBS	0	(10)	(10)
Sell	CHF	7	12/2009	HSBC	0	0	0
Sell	CLP	449,185	11/2009	BCLY	0	(46)	(46)
Buy		479,200	11/2009	CITI	46	0	46
Buy	CNY	5,032	11/2009	BCLY	0	(1)	(1)
Sell		47,150	11/2009	BCLY	13	0	13
Buy		12,390	11/2009	BOA	0	0	0
Buy		67,320	11/2009	JPM	0	(12)	(12)
Sell		37,591	11/2009	UBS	14	0	14
Buy		12,370	03/2010	BOA	0	(3)	(3)
Buy		15,653	03/2010	JPM	0	(16)	(16)
Buy		27,062	05/2010	BCLY	0	(421)	(421)
Sell		57,554	05/2010	BCLY	0	(418)	(418)
Buy		30,492	05/2010	MLP	0	(458)	(458)
Buy		41,593	06/2010	BCLY	0	(39)	(39)
Buy		26,823	06/2010	HSBC	0	(25)	(25)
Buy		47,150	11/2010	BCLY	0	(97)	(97)
Buy		37,591	11/2010	UBS	0	(90)	(90)
Sell	DKK	22	10/2009	JPM	0	0	0
Buy		88,533	10/2009	RBS	752	0	752
Buy		88,511	12/2009	HSBC	4	0	4
Buy	EUR	41,583	10/2009	BCLY	1,277	0	1,277
Buy		68,350	10/2009	BNP	1,629	(71)	1,558
Sell		10	10/2009	BNP	0	0	0
Buy		7,205	10/2009	DUB	26	0	26
Buy		378	10/2009	HSBC	0	0	0
Sell		1,889	10/2009	HSBC	0	(11)	(11)
Sell		4,513	10/2009	JPM	0	(13)	(13)
Buy		7,778	10/2009	MSC	52	0	52
Sell		61,044	10/2009	RBC	602	(319)	283
Buy		5,790	10/2009	RBS	0	(56)	(56)
Sell		75,658	10/2009	RBS	174	(382)	(208)
Sell		6,770	10/2009	UBS	41	0	41
Buy	GBP	70,155	10/2009	BNP	0	(5,042)	(5,042)
Buy		377	10/2009	HSBC	4	0	4
Buy		4,478	10/2009	JPM	0	(208)	(208)
Sell		7	10/2009	JPM	0	0	0
Buy		1,771	10/2009	RBS	0	(62)	(62)
Sell		31,937	10/2009	RBS	1,105	0	1,105
Buy	IDR	34,377,210	01/2010	BCLY	0	(6)	(6)
Buy		36,123,200	09/2010	JPM	55	0	55
Sell	INR	211	10/2009	BCLY	0	0	0
Buy		1,474	10/2009	CITI	0	0	0
Sell		643	10/2009	CITI	0	0	0
Sell		212	10/2009	HSBC	0	0	0
Sell		213	10/2009	JPM	0	0	0
Sell		195	10/2009	MSC	0	0	0
Sell		1,474	03/2010	CITI	0	0	0

See Accompanying Notes	Semiannual Report	September 30, 2009	87

Schedule of Investments  Foreign Bond Fund (Unhedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	JPY	1,583,433	10/2009	BCLY	$399	$0	$399
Buy		67,947,319	10/2009	BNP	22,631	0	22,631
Buy		336,499	10/2009	CITI	82	0	82
Buy		2,230,934	10/2009	GSC	674	0	674
Buy		1,322,586	10/2009	HSBC	284	(10)	274
Sell		200,000	10/2009	HSBC	0	(11)	(11)
Buy		23,116	10/2009	JPM	3	0	3
Sell		562,051	10/2009	JPM	9	0	9
Sell		2,335,857	10/2009	MSC	0	(608)	(608)
Sell		1,508,247	10/2009	RBC	0	(427)	(427)
Buy		2,759,600	10/2009	RBS	478	(7)	471
Sell	KRW	52,413	11/2009	BCLY	0	(3)	(3)
Buy		3,609,463	11/2009	BOA	134	0	134
Sell		1,864	11/2009	BOA	0	0	0
Sell		44,435	11/2009	CITI	0	(3)	(3)
Buy		864,333	11/2009	HSBC	32	0	32
Sell		4,395,398	11/2009	HSBC	0	(218)	(218)
Buy		7,930,133	11/2009	JPM	244	0	244
Sell		39,752	11/2009	RBS	0	(3)	(3)
Buy		2,233,084	02/2010	JPM	47	0	47
Buy	MXN	124	11/2009	CITI	1	0	1
Buy		6,462	11/2009	DUB	0	(3)	(3)
Sell		124	11/2009	DUB	0	0	0
Buy		61,640	11/2009	HSBC	0	(24)	(24)
Buy		53,561	11/2009	JPM	0	(35)	(35)
Sell		194	11/2009	JPM	0	0	0
Sell	MYR	47	11/2009	BCLY	0	(1)	(1)
Sell		24	11/2009	DUB	0	0	0
Sell		64	11/2009	JPM	0	(1)	(1)
Sell		4	02/2010	CITI	0	0	0
Buy	NOK	19,364	10/2009	BCLY	94	0	94
Buy		19,439	10/2009	RBS	168	0	168
Buy		38,803	12/2009	HSBC	52	0	52
Sell	NZD	460	10/2009	CITI	0	(12)	(12)
Sell		460	10/2009	RBC	0	(2)	(2)
Sell	PHP	5,949	11/2009	DUB	0	(3)	(3)
Buy	SEK	1,568	10/2009	RBC	0	(6)	(6)
Buy		93,313	10/2009	RBS	1,302	0	1,302
Buy		94,881	12/2009	HSBC	0	(9)	(9)
Sell	SGD	117	11/2009	HSBC	0	(2)	(2)
Sell	TWD	1,505	11/2009	BCLY	0	(1)	(1)
Sell		630	11/2009	CITI	0	0	0
Buy	ZAR	74	11/2009	BCLY	2	0	2

					$33,657	$(14,402)	$19,255

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Australia	$0	$134,113	$0	$134,113
France	0	217,542	0	217,542
Germany	0	249,391	0	249,391
Italy	0	182,748	0	182,748
Netherlands	0	128,014	0	128,014
United Kingdom	0	162,451	0	162,451
United States	0	838,981	8,022	847,003
Other Investments +++	50,114	262,706	22,472	335,292

Investments, at value	$50,114	$2,175,946	$30,494	$2,256,554

Short Sales, at value	$0	$(240,933)	$0	$(240,933)

Financial Derivative Instruments ++++	$2,169	$29,651	$0	$31,820

Total	$52,283	$1,964,664	$30,494	$2,047,441

88	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Australia	$12,256	$(2,112)	$22	$(213)	$2,638	$(12,591)	$0	$0
United States	3,538	(8,218)	12	(208)	1,207	11,691	8,022	311
Other Investments +++	18,516	(8,750)	117	259	5,434	6,896	22,472	3,800

Investments, at value	$34,310	$(19,080)	$151	$(162)	$9,279	$5,996	$30,494	$4,111

Financial Derivative Instruments ++++	$2,878	$0	$0	$0	$531	$(3,409)	$0	$0

Total	$37,188	$(19,080)	$151	$(162)	$9,810	$2,587	$30,494	$4,111

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$2,186	$0	$0	$0	$0	$2,186
Unrealized appreciation on foreign currency contracts	0	33,657	0	0	0	33,657
Unrealized appreciation on swap agreements	8,168	0	12,225	0	0	20,393

	$10,354	$33,657	$12,225	$0	$0	$56,236

Liabilities:
Written options outstanding	$1,049	$486	$0	$0	$0	$1,535
Variation margin payable ^^	17	0	0	0	0	17
Unrealized depreciation on foreign currency contracts	0	14,402	0	0	0	14,402
Unrealized depreciation on swap agreements	855	0	7,607	0	0	8,462

	$1,921	$14,888	$7,607	$0	$0	$24,416

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(50)	$(295)	$0	$0	$0	$(345)
Net realized gain (loss) on futures contracts, written options and swaps	(15,108)	0	10,755	0	0	(4,353)
Net realized gain on foreign currency transactions	0	123,176	0	0	0	123,176

	$(15,158)	$122,881	$10,755	$0	$0	$118,478

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$38	$(64)	$0	$0	$0	$(26)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	54,635	(15)	(62,339)	0	0	(7,719)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	3,422	0	0	0	3,422

	$54,673	$3,343	$(62,339)	$0	$0	$(4,323)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	89

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 4.9%

Australia & New Zealand Banking Group Ltd.
5.250% due 01/16/2014	AUD	5,000	$4,314

Bank of Scotland PLC
3.810% due 07/24/2012		7,600	6,755
5.250% due 07/24/2012		4,000	3,490

Citigroup Pty Ltd.
4.000% due 06/18/2012		23,500	20,864
5.500% due 06/18/2012		9,000	7,929

Commonwealth Bank of Australia
2.400% due 01/12/2012		$4,000	4,076
4.500% due 02/20/2014	AUD	18,900	15,827

ING Bank Australia Ltd.
3.783% due 08/28/2013		2,000	1,771
5.750% due 08/28/2013		3,800	3,333

Medallion Trust
0.523% due 05/25/2035		$2,180	2,042

National Australia Bank Ltd.
0.482% due 06/19/2017		500	475
0.512% due 06/29/2016		5,600	5,366

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	3,350	3,015

Puma Finance Ltd.
0.489% due 02/21/2038		$3,497	3,095
3.378% due 08/22/2037	AUD	3,785	3,216
3.470% due 07/12/2036		1,692	1,453

Seven Media Group
5.730% due 12/28/2012		1,505	1,115
6.058% due 12/28/2012		6,286	4,658

Superannuation Members Home Loans Global Fund
0.449% due 03/09/2036		$5,376	5,235

Swan Trust
0.539% due 05/12/2037		279	266

Torrens Trust
3.590% due 10/19/2038	AUD	9,402	8,071

Westpac Banking Corp.
0.582% due 09/10/2014 (g)		$10,000	9,966
3.545% due 05/25/2017	AUD	1,000	843
4.750% due 03/05/2014		2,000	1,691

Total Australia (Cost $111,999)			118,866

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$10,700	10,411

Total Bermuda (Cost $10,190)			10,411

CANADA 3.3%

Agrium, Inc.
6.750% due 01/15/2019		$5,000	5,426

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	18,300	17,707

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	9,000	13,580

Ford Auto Securitization Trust
4.817% due 10/15/2012	CAD	1,700	1,563

Glacier Credit Card Trust
5.027% due 02/20/2013		6,400	6,354

Honda Canada Finance, Inc.
0.611% due 03/26/2012		3,000	2,678

Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,709

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Province of Ontario Canada
5.600% due 06/02/2035	CAD	8,400	$9,015

Province of Quebec Canada
5.000% due 12/01/2038		12,100	11,918
5.750% due 12/01/2036		8,700	9,399

Total Canada (Cost $78,523)			80,349

CAYMAN ISLANDS 1.0%

Foundation Re II Ltd.
7.190% due 11/26/2010		$1,650	1,622

Green Valley Ltd.
4.629% due 01/10/2011	EUR	2,400	3,394

Longpoint Re Ltd.
5.549% due 05/08/2010		$2,900	2,900

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	3,300	3,984

Residential Reinsurance 2007 Ltd.
6.361% due 06/07/2010		$400	405
8.111% due 06/07/2010		6,300	6,405

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	1,412	1,842

Vita Capital III Ltd.
1.697% due 01/01/2011		$4,000	3,768

Total Cayman Islands (Cost $23,446)			24,320

DENMARK 0.3%

Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	1,220	254

Realkredit Danmark A/S
4.100% due 01/01/2038		14,843	2,831
5.000% due 01/01/2010	EUR	2,500	3,692

Total Denmark (Cost $6,421)			6,777

FRANCE 13.3%

AUTO Asset-Backed Securities
0.959% due 02/25/2019	EUR	300	426

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013		3,800	6,003

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049		3,700	3,953

CM-CIC Covered Bonds
5.250% due 06/09/2010		5,200	7,801

Compagnie de Financement Foncier
4.500% due 01/09/2013		3,500	5,438

Credit Agricole S.A.
6.637% due 05/29/2049		$6,400	4,640

Dexia Credit Local
0.939% due 09/23/2011		12,400	12,526

France Government Bond
3.000% due 10/25/2015	EUR	4,600	6,796
3.500% due 04/25/2015		4,600	7,004
3.750% due 04/25/2021		20,100	29,574
4.000% due 04/25/2014		11,400	17,775
4.000% due 10/25/2014		39,000	60,852
4.250% due 10/25/2018		27,800	43,362
4.250% due 04/25/2019		32,500	50,587
4.750% due 10/25/2012		3,700	5,868
5.500% due 04/25/2029		1,840	3,200
5.750% due 10/25/2032		11,100	20,167

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

France Treasury Notes
3.000% due 07/12/2014	EUR	1,700	$2,540
3.750% due 01/12/2013		400	618

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		1,700	2,511
3.375% due 05/05/2014		$13,000	13,364

Societe Generale
5.922% due 04/29/2049		700	505
7.756% due 05/29/2049	EUR	4,550	6,259

Vivendi
5.750% due 04/04/2013		$7,000	7,271

Total France (Cost $308,221)			319,040

GERMANY 12.0%

Driver One GmbH
0.551% due 10/21/2015	EUR	100	144

Kreditanstalt fuer Wiederaufbau
3.875% due 01/21/2019		8,500	12,844

Republic of Germany Government Bond
3.750% due 01/04/2015		4,500	6,989
4.000% due 01/04/2037		1,500	2,205
4.250% due 07/04/2014		8,400	13,311
4.250% due 07/04/2039		3,200	4,941
4.750% due 07/04/2034		10,600	17,230
4.750% due 07/04/2040		4,100	6,844
5.500% due 01/04/2031		33,550	59,076
5.625% due 01/04/2028		20,270	35,852
6.250% due 01/04/2030		20,712	39,438
6.500% due 07/04/2027		46,660	90,211

Total Germany (Cost $264,730)			289,085

GREECE 0.2%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	1,800	2,764
5.250% due 05/18/2012		1,500	2,364

Total Greece (Cost $5,156)			5,128

IRELAND 0.9%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	3,200	2,403

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,000	2,898

Cars Alliance Funding PLC
1.168% due 10/08/2023		300	422

Celtic Residential Irish Mortgage Securitisation
0.688% due 06/13/2035		715	850

DECO Series
1.097% due 10/27/2019		46	52

Depfa ACS Bank
1.650% due 12/20/2016	JPY	360,000	3,348

German Residential Asset Note Distributor PLC
1.209% due 07/20/2016	EUR	1,488	1,783

Immeo Residential Finance PLC
0.933% due 12/15/2016		4,227	4,447

Osiris Capital PLC
5.509% due 01/15/2010		$1,000	1,000

SC Germany Auto
0.531% due 08/11/2015	EUR	1,833	2,628
0.594% due 07/10/2019		500	700

Total Ireland (Cost $20,679)			20,531

90	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ITALY 8.8%

IntesaBci Sec 2 SRL
1.114% due 08/28/2023	EUR	2,651	$3,787

Italy Buoni Poliennali Del Tesoro
2.500% due 07/01/2012		66,600	98,507
3.750% due 12/15/2013		29,000	44,068
4.250% due 04/15/2013		16,100	24,990
4.250% due 08/01/2013		8,000	12,451
4.250% due 03/01/2020 (b)		16,500	24,569

Locat Securitisation Vehicle SRL
0.938% due 12/12/2028		81	108

Siena Mortgages SpA
1.001% due 12/16/2038		570	819

Vela Home SRL
1.213% due 10/24/2027		966	1,401

Total Italy (Cost $211,372)			210,700

JAPAN 10.3%

Development Bank of Japan
4.250% due 06/09/2015		$7,300	7,715

Japan Government International Bond
0.900% due 03/20/2014	JPY	5,110,000	57,877
1.500% due 12/20/2017		8,900,000	102,932
1.500% due 09/20/2018		2,150,000	24,691
1.800% due 06/20/2017		2,850,000	33,729
2.300% due 06/20/2035		800,000	9,124
2.400% due 03/20/2034		950,000	11,079

Total Japan (Cost $219,440)			247,147

JERSEY, CHANNEL ISLANDS 0.4%

Arran Master Trust
0.349% due 12/15/2012		$400	381

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	200	229

HBOS Euro Finance LP
7.627% due 12/29/2049	EUR	2,000	1,946

WPP PLC
6.000% due 04/04/2017	GBP	4,075	6,243

Total Jersey, Channel Islands (Cost $6,204)			8,799

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$1,700	1,738

Total Liberia (Cost $1,720)			1,738

LUXEMBOURG 1.0%

European Investment Bank
4.125% due 12/07/2017	GBP	4,300	7,098

Gaz Capital S.A.
5.875% due 06/01/2015	EUR	700	1,026

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,085
6.550% due 10/01/2017		13,000	13,633

Total Luxembourg (Cost $22,958)			23,842

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MEXICO 0.0%

C10 Capital SPV Ltd.
6.722% due 12/31/2049		$540	$428

Mexico Government International Bond
6.050% due 01/11/2040		500	501

Total Mexico (Cost $1,041)			929

NETHERLANDS 4.5%

ABN Amro Bank NV
3.750% due 01/12/2012	EUR	8,800	13,368

Atomium Mortgage Finance BV
0.695% due 07/01/2034		282	404

Delphinus BV
0.869% due 09/25/2096		400	566

Dutch Mortgage Portfolio Loans BV
1.109% due 11/20/2035		764	1,074

Dutch Mortgage-Backed Securities BV
1.139% due 11/02/2035		14	21
1.219% due 07/02/2037		209	287
1.379% due 10/02/2079		2,244	3,233

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		19,000	28,648

ING Bank NV
3.900% due 03/19/2014		$9,500	9,792

LeasePlan Corp. NV
3.125% due 02/10/2012	EUR	50	75
3.250% due 05/22/2014		5,300	7,946

Netherlands Government Bond
3.250% due 07/15/2015		4,400	6,596
3.750% due 07/15/2014		23,500	36,248
4.000% due 07/15/2018		100	153
5.500% due 01/15/2028		200	347

Saecure BV
0.999% due 05/25/2036		164	235

Total Netherlands (Cost $100,323)			108,993

NORWAY 0.2%

DnB NOR Boligkreditt
4.500% due 05/16/2011	EUR	3,100	4,724

Total Norway (Cost $4,772)			4,724

SOUTH KOREA 0.3%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	6,472

Total South Korea (Cost $6,471)			6,472

SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$8,500	7,488

Total Spain (Cost $7,745)			7,488

SWITZERLAND 0.2%

UBS AG
5.750% due 04/25/2018		$4,300	4,377
5.875% due 12/20/2017		1,000	1,026

Total Switzerland (Cost $4,799)			5,403

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 7.7%

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	1,600	$2,486

Barclays Bank PLC
6.050% due 12/04/2017		$15,650	15,775
7.434% due 09/29/2049		3,300	2,937
10.179% due 06/12/2021		4,400	5,794

Bauhaus Securities Ltd.
1.228% due 10/30/2052	EUR	720	1,012

GKN Holdings PLC
7.000% due 05/14/2012	GBP	5,700	9,337

Hanson Ltd.
6.125% due 08/15/2016		$2,000	1,842

HBOS PLC
6.750% due 05/21/2018		7,100	6,342

Lloyds Banking Group PLC
5.920% due 09/29/2049		17,200	9,890
6.413% due 09/29/2049		1,800	1,046
6.657% due 01/29/2049		1,000	611

Lloyds TSB Bank PLC
6.350% due 10/29/2049	EUR	500	508

National Grid PLC
4.980% due 06/22/2011 (l)	CAD	4,900	4,742

Pearson Dollar Finance Two PLC
5.500% due 05/06/2013		$2,500	2,604

Permanent Financing PLC
0.918% due 09/10/2032	EUR	100	143

Royal Bank of Scotland Group PLC
3.750% due 11/14/2011		10,800	16,441

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,468

TI Group Ltd.
7.875% due 07/12/2010	GBP	7,000	11,522

United Kingdom Gilt
3.750% due 09/07/2019		33,500	53,859
4.250% due 06/07/2032		2,400	3,969
4.250% due 03/07/2036		6,300	10,300
4.750% due 12/07/2038		12,000	21,345

Total United Kingdom (Cost $182,554)			183,973

UNITED STATES 42.9%

ASSET-BACKED SECURITIES 2.6%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$2,486	2,390

Accredited Mortgage Loan Trust
0.296% due 02/25/2037		261	250

Amortizing Residential Collateral Trust
0.536% due 07/25/2032		44	27

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029		221	130

Asset-Backed Funding Certificates
0.306% due 01/25/2037		1,249	1,107

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036		87	81

Bear Stearns Asset-Backed Securities Trust
0.316% due 12/25/2036		63	57
0.326% due 10/25/2036		53	48
0.646% due 10/27/2032		120	80
0.696% due 03/25/2043		7	6
0.906% due 10/25/2032		74	59
1.246% due 10/25/2037		154	96

See Accompanying Notes	Semiannual Report	September 30, 2009	91

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNC Mortgage Loan Trust
0.346% due 05/25/2037	$104	$73

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	1,428	1,362
0.566% due 10/25/2035	194	175

Citigroup Mortgage Loan Trust, Inc.
0.346% due 10/25/2036	221	209

Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	412	373
6.681% due 12/01/2033	327	304

Countrywide Asset-Backed Certificates
0.296% due 07/25/2037	279	261
0.296% due 12/25/2046	7	7
0.296% due 06/25/2047	1,787	1,693
0.316% due 06/25/2047	432	416
0.326% due 06/25/2037	52	49
0.326% due 10/25/2047	369	333
0.346% due 09/25/2047	5,121	4,740
0.356% due 10/25/2046	186	180
0.426% due 09/25/2036	635	471
0.586% due 12/25/2036	1,272	482

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	52	38

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	67	46

First Alliance Mortgage Loan Trust
0.476% due 12/20/2027	14	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	214	211
0.316% due 12/25/2037	19	19

Fremont Home Loan Trust
0.296% due 10/25/2036	26	19
0.306% due 01/25/2037	60	39
0.356% due 02/25/2036	86	81

Home Equity Asset Trust
0.846% due 11/25/2032	2	1

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	557	544

JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036	56	51
0.336% due 10/25/2036	969	879
0.356% due 08/25/2036	200	85

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	12	9

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	33	32
0.306% due 11/25/2036	66	63

Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037	5	5
0.326% due 09/25/2037	55	31
0.366% due 02/25/2037	184	114

Mesa Trust Asset-Backed Certificates
0.646% due 12/25/2031	331	286

Morgan Stanley ABS Capital I
0.306% due 05/25/2037	122	102

Nationstar Home Equity Loan Trust
0.306% due 06/25/2037	301	275
0.366% due 04/25/2037	30	28

Nelnet Student Loan Trust
1.034% due 04/27/2015	61	61

Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047	340	299

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033	163	105

Residential Asset Mortgage Products, Inc.
0.316% due 02/25/2037	398	379

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.326% due 10/25/2036		$5	$5
0.806% due 06/25/2032		9	5

Residential Asset Securities Corp.
0.316% due 02/25/2037		259	245
0.746% due 07/25/2032		238	113

Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037		91	63

SLC Student Loan Trust
0.420% due 02/15/2015		63	63
0.749% due 06/15/2017		100	100

SLM Student Loan Trust
0.484% due 04/25/2014		64	64
0.494% due 10/27/2014		1,376	1,375
0.499% due 12/17/2018		20	20
0.504% due 10/25/2013		7	7
0.504% due 07/25/2017		200	198
1.004% due 10/25/2017		9,100	9,047
1.184% due 07/25/2013		495	497
1.304% due 10/25/2013		55	55
2.004% due 04/25/2023		27,754	28,727

Soundview Home Equity Loan Trust
0.306% due 11/25/2036		104	68
0.326% due 01/25/2037		29	28

South Carolina Student Loan Corp.
0.861% due 09/02/2014		202	202

Structured Asset Securities Corp.
0.536% due 01/25/2033		16	10

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		1,424	1,361

			61,523

BANK LOAN OBLIGATIONS 0.5%

Daimler Finance North America LLC
4.250% due 08/03/2012		8,181	7,886

Ford Motor Co.
3.250% due 12/16/2013		131	117
3.510% due 12/16/2013		2,003	1,786

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014		2,932	2,316
3.782% due 10/10/2014		23	18

			12,123

CORPORATE BONDS & NOTES 17.6%

Altria Group, Inc.
9.700% due 11/10/2018		11,500	14,306

American Express Credit Corp.
0.366% due 02/24/2012		200	192

American International Group, Inc.
0.620% due 10/18/2011		5,000	4,405
4.875% due 03/15/2067	EUR	5,500	3,662
4.950% due 03/20/2012		$10,000	9,004
5.600% due 10/18/2016		1,300	956
5.750% due 03/15/2067	GBP	8,200	6,028
5.850% due 01/16/2018		$17,000	12,327
8.000% due 05/22/2038	EUR	17,100	13,763
8.175% due 05/15/2058		$17,500	10,631
8.250% due 08/15/2018		5,400	4,596

Anadarko Petroleum Corp.
6.125% due 03/15/2012		3,900	4,120

AutoZone, Inc.
5.875% due 10/15/2012		2,000	2,141
6.500% due 01/15/2014		1,000	1,088

Avnet, Inc.
6.625% due 09/15/2016		1,700	1,790

Avon Products, Inc.
6.500% due 03/01/2019		1,500	1,711

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BA Covered Bond Issuer
4.125% due 04/05/2012	EUR	5,900	$8,848

Bank of America Corp.
4.750% due 05/23/2017		12,700	16,834
4.750% due 05/06/2019		100	131

Bear Stearns Cos. LLC
7.250% due 02/01/2018		$7,000	8,007

Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,002

Boston Scientific Corp.
6.000% due 06/15/2011		400	413
6.400% due 06/15/2016		4,300	4,381

Brunswick Corp.
11.750% due 08/15/2013		3,000	3,127

Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017		2,669	2,877

Cardinal Health, Inc.
6.000% due 06/15/2017		10,000	10,546

Citigroup, Inc.
0.903% due 06/28/2013	EUR	4,100	5,560
0.949% due 03/05/2014		700	941
1.059% due 01/16/2012	GBP	5,800	8,737
4.750% due 02/10/2019	EUR	8,150	9,954
6.000% due 08/15/2017		$7,000	6,915

CNA Financial Corp.
5.850% due 12/15/2014		3,000	2,839
6.000% due 08/15/2011		3,600	3,618

Computer Sciences Corp.
6.500% due 03/15/2018		6,000	6,620

CSX Corp.
6.750% due 03/15/2011		2,300	2,462

Daimler Finance North America LLC
4.875% due 06/15/2010		1,000	1,020
5.750% due 09/08/2011		1,900	1,997
6.500% due 11/15/2013		400	431

Dominion Resources, Inc.
5.600% due 11/15/2016		2,000	2,135

Fortune Brands, Inc.
5.375% due 01/15/2016		7,400	7,405

GATX Financial Corp.
5.125% due 04/15/2010		500	504

General Electric Capital Corp.
0.852% due 05/05/2026		13,700	10,821

Goldman Sachs Group, Inc.
0.739% due 03/22/2016		2,900	2,739
1.258% due 01/30/2017	EUR	6,050	7,933

HCP, Inc.
5.650% due 12/15/2013		$6,000	5,944
5.950% due 09/15/2011		1,400	1,439

Humana, Inc.
6.300% due 08/01/2018		6,300	6,018

International Business Machines Corp.
1.082% due 07/28/2011		300	303

International Lease Finance Corp.
5.350% due 03/01/2012		2,900	2,467
5.400% due 02/15/2012		2,700	2,322
6.625% due 11/15/2013		7,000	5,557

International Paper Co.
7.950% due 06/15/2018		3,000	3,257

JPMorgan Chase & Co.
6.000% due 01/15/2018		1,850	1,989
6.300% due 04/23/2019		1,300	1,422

JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012		4,670	4,497

92	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.630% due 06/13/2016		$1,350	$1,258
4.375% due 11/30/2021	EUR	700	998

JPMorgan Chase Capital XX
6.550% due 09/15/2066		$1,900	1,770

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		2,100	1,896

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		8,400	1,449
5.625% due 01/24/2013 (a)		6,800	1,232
6.875% due 05/02/2018 (a)		7,000	1,278

Lennar Corp.
5.950% due 10/17/2011		3,100	3,115

Loews Corp.
5.250% due 03/15/2016		1,200	1,217

Ltd Brands, Inc.
6.900% due 07/15/2017		5,000	4,722

Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	3,905

Marriott International, Inc.
5.810% due 11/10/2015		1,300	1,271
6.375% due 06/15/2017		4,300	4,300

Marsh & McLennan Cos., Inc.
5.150% due 09/15/2010		2,200	2,246

Masco Corp.
5.875% due 07/15/2012		1,000	992

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014	EUR	7,000	9,255
1.149% due 08/25/2014		300	395
1.394% due 07/22/2014		10,000	13,463

Morgan Stanley
0.989% due 10/15/2015		$5,300	4,855
1.134% due 11/29/2013	EUR	5,050	6,792
1.405% due 01/16/2017		1,550	1,991
1.418% due 04/13/2016		2,000	2,574

Nabors Industries, Inc.
6.150% due 02/15/2018		$2,000	2,008

Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,148

NiSource Finance Corp.
5.400% due 07/15/2014		1,200	1,221
6.400% due 03/15/2018		4,000	3,999

Omnicom Group, Inc.
5.900% due 04/15/2016		1,000	1,057

RBS Capital Trust I
4.709% due 12/29/2049		2,000	950

Reed Elsevier Capital, Inc.
4.625% due 06/15/2012		1,200	1,242

Reynolds American, Inc.
6.750% due 06/15/2017		500	521

Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,263

Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,080

Sempra Energy
6.150% due 06/15/2018		8,000	8,683

Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	4,950

Simon Property Group LP
5.625% due 08/15/2014		3,000	3,100

SLM Corp.
4.750% due 03/17/2014	EUR	3,020	3,314
8.450% due 06/15/2018		$2,000	1,598

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southwest Airlines Co.
5.125% due 03/01/2017		$1,100	$1,036
6.500% due 03/01/2012		500	526

Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,329

Sprint Capital Corp.
8.750% due 03/15/2032		800	760

Tyco International Ltd.
7.000% due 12/15/2019		7,000	7,594

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	2,000	2,749

Union Pacific Corp.
7.000% due 02/01/2016		$1,000	1,152

Viacom, Inc.
6.250% due 04/30/2016		6,500	7,022

Wells Fargo Capital XIII
7.700% due 12/29/2049		4,200	3,717

			423,725

MORTGAGE-BACKED SECURITIES 10.1%

Adjustable Rate Mortgage Trust
5.160% due 09/25/2035		600	430

American Home Mortgage Assets
0.436% due 05/25/2046		815	392
0.456% due 10/25/2046		2,891	1,308
0.476% due 09/25/2046		689	139
1.601% due 02/25/2047		8,359	3,412
1.821% due 11/25/2046		12,745	5,152

Banc of America Commercial Mortgage, Inc.
5.414% due 09/10/2047		1,400	1,277

Banc of America Funding Corp.
5.746% due 03/20/2036		1,167	704
5.915% due 10/20/2046		319	177
6.093% due 01/20/2047		813	533

BCAP LLC Trust
0.416% due 01/25/2037		18,381	8,643

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		2,451	2,173
2.490% due 08/25/2035		4,452	3,905
2.900% due 03/25/2035		6,441	5,760
4.153% due 05/25/2034		1,134	1,051
4.342% due 11/25/2034		31	29
4.550% due 08/25/2035		3,615	3,177
4.630% due 05/25/2034		777	635
4.648% due 10/25/2033		677	651
5.131% due 02/25/2034		105	89

Bear Stearns Alt-A Trust
4.466% due 08/25/2036		582	267
5.285% due 08/25/2036		1,600	680
5.490% due 09/25/2035		4,411	2,799
5.508% due 11/25/2035		287	167
5.667% due 11/25/2036		6,250	3,755
5.714% due 02/25/2036		8,531	4,923
5.718% due 01/25/2036		160	99
5.820% due 11/25/2036		1,440	770
6.250% due 08/25/2036		4,450	2,114

Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		4,100	3,641

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037		56	48

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035		529	458
4.248% due 08/25/2035		2,903	2,381
4.748% due 08/25/2035		2,862	2,469
4.900% due 10/25/2035		9,541	7,554
5.917% due 03/25/2037		2,507	1,284
5.985% due 09/25/2037		4,107	2,553

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	$14,700	$12,330

Commercial Mortgage Pass-Through Certificates
0.741% due 02/16/2034	1,846	1,622

Countrywide Alternative Loan Trust
0.416% due 01/25/2037	1,600	805
0.426% due 02/20/2047	878	417
0.436% due 09/25/2046	2,638	1,314
0.441% due 12/20/2046	9,325	4,582
0.446% due 05/25/2036	186	91
0.456% due 03/20/2046	217	108
0.456% due 07/20/2046	2,167	912
0.456% due 07/25/2046	167	72
0.476% due 08/25/2046	591	124
0.596% due 05/25/2037	1,502	696
2.401% due 11/25/2035	1,009	492
2.941% due 11/25/2035	859	454
5.250% due 06/25/2035	809	681
5.883% due 02/25/2037	733	465
6.000% due 10/25/2032	30	26
6.000% due 01/25/2037	3,319	2,178
6.000% due 04/25/2037	1,687	1,127
6.250% due 08/25/2037	1,157	594

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	52	28
0.566% due 03/25/2035	1,719	785
0.576% due 02/25/2035	38	22
4.004% due 08/25/2034	277	182
4.110% due 11/19/2033	122	121
4.654% due 11/25/2034	1,118	831
5.330% due 02/20/2036	3,002	1,943
5.341% due 02/25/2047	1,232	640
5.554% due 03/25/2037	1,191	599

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	923	784
2.799% due 05/25/2032	39	38
3.847% due 07/25/2033	95	87
3.877% due 08/25/2033	501	469

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.326% due 02/25/2037	34	32

Downey Savings & Loan Association Mortgage Loan Trust
0.566% due 07/19/2045	473	122

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	162	151
4.129% due 12/25/2033	534	483
5.366% due 08/25/2035	509	422

First Republic Mortgage Loan Trust
0.593% due 11/15/2031	164	137

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	112	95

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	78	62
0.326% due 01/25/2047	645	516
0.426% due 01/25/2037	1,547	769
0.456% due 04/25/2036	1,256	594
0.516% due 11/25/2045	289	152

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	105	87

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	274	252

GSR Mortgage Loan Trust
4.116% due 09/25/2035	2,424	2,245
4.510% due 03/25/2033	735	711

Harborview Mortgage Loan Trust
0.426% due 07/19/2046	3,018	1,419
0.436% due 09/19/2037	1,046	477
0.436% due 01/19/2038	2,720	1,391
0.466% due 05/19/2035	2,181	1,161
0.486% due 03/19/2036	408	192

See Accompanying Notes	Semiannual Report	September 30, 2009	93

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.244% due 05/19/2033	$990	$934
5.144% due 07/19/2035	233	145

Homebanc Mortgage Trust
5.794% due 04/25/2037	1,139	885
5.858% due 04/25/2037	1,600	887

Impac CMB Trust
1.246% due 07/25/2033	129	99

Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	1,600	1,003

Indymac INDB Mortgage Loan Trust
0.546% due 11/25/2035	627	274

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	99	89
0.436% due 04/25/2037	434	80
0.436% due 09/25/2046	8,012	3,627
0.486% due 06/25/2037	454	209
0.496% due 02/25/2037	1,100	152
0.546% due 06/25/2037	1,148	462
4.944% due 12/25/2034	323	196

JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,749	1,447
5.550% due 10/25/2036	2,056	1,826

JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043	4,300	3,986

JPMorgan Commercial Mortgage Finance Corp.
7.770% due 10/15/2032	5	5

JPMorgan Mortgage Trust
4.376% due 11/25/2033	789	747
5.012% due 02/25/2035	8,014	7,682

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	126	127

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	4,744	2,283
0.546% due 05/25/2047	1,700	225
3.111% due 11/21/2034	100	96

MASTR Alternative Loans Trust
0.646% due 03/25/2036	818	389

Mellon Residential Funding Corp.
0.723% due 06/15/2030	166	142
2.610% due 10/20/2029	94	90

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	2,700	2,022
5.414% due 07/12/2046	7,800	6,992
6.156% due 08/12/2049	7,300	5,860

Merrill Lynch Mortgage Investors, Inc.
0.496% due 08/25/2036	514	283
4.441% due 02/25/2033	310	277

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	124	89
4.250% due 10/25/2035	5,737	4,988

Morgan Stanley Capital I
5.692% due 04/15/2049	1,100	903

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	3,973	1,698
0.426% due 06/25/2046	7,142	3,379
0.446% due 12/25/2046	1,400	260
0.456% due 04/25/2046	114	54
0.516% due 05/25/2046	1,200	142
0.551% due 09/25/2046	2,000	436

Residential Asset Securitization Trust
0.696% due 12/25/2036	804	396
5.750% due 02/25/2036	801	493
6.250% due 10/25/2036	1,000	538
6.500% due 08/25/2036	1,300	804

Residential Funding Mortgage Securities I
5.203% due 09/25/2035	634	424
6.500% due 03/25/2032	154	155

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	$2,300	$2,307
Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034	740	635
3.750% due 02/25/2034	523	439
5.210% due 09/25/2034	370	324
5.246% due 05/25/2036	1,600	700
5.413% due 09/25/2036	1,600	773
Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	423	393
0.436% due 06/25/2036	253	121
0.456% due 05/25/2046	1,454	813
0.466% due 05/25/2036	1,334	624
0.466% due 09/25/2047	6,300	2,111
0.496% due 07/19/2035	205	155
0.496% due 09/25/2047	387	67
0.506% due 05/25/2046	800	203
0.546% due 08/25/2036	1,800	268
0.556% due 12/25/2035	23	13
0.826% due 07/19/2034	39	29
2.401% due 08/25/2047	3,742	1,728
TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	37	34
Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	675	646
4.278% due 10/25/2043	237	219
Wachovia Bank Commercial Mortgage Trust
5.342% due 12/15/2043	800	611
5.416% due 01/15/2045	6,600	5,812
5.572% due 10/15/2048	600	528
WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045	89	56
0.506% due 11/25/2045	1,037	622
0.556% due 01/25/2045	1,131	714
0.786% due 12/25/2027	3,212	2,268
1.641% due 01/25/2047	1,976	785
1.651% due 06/25/2047	860	194
1.661% due 04/25/2047	8,432	4,055
1.751% due 03/25/2047	3,787	1,729
1.881% due 06/25/2046	317	166
1.901% due 02/25/2046	327	168
2.304% due 05/25/2041	16	14
2.723% due 02/27/2034	1,058	982
2.910% due 06/25/2033	263	229
3.099% due 07/25/2046	775	451
3.099% due 10/25/2046	134	72
5.392% due 02/25/2037	2,203	1,419
5.564% due 12/25/2036	8,700	5,605
5.678% due 02/25/2037	8,255	5,281
5.834% due 02/25/2037	2,336	1,578
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.496% due 07/25/2046	182	51
1.661% due 04/25/2047	872	175
1.671% due 04/25/2047	1,244	296
1.741% due 05/25/2047	824	174
1.841% due 07/25/2046	1,383	601
Wells Fargo Mortgage-Backed Securities Trust
4.608% due 06/25/2035	6,836	6,575
4.690% due 12/25/2033	37	35
4.948% due 03/25/2036	10,197	7,799
5.778% due 04/25/2036	1,001	265

		242,880

MUNICIPAL BONDS & NOTES 0.7%
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	1,810	1,947
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	1,115	1,156

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	$1,200	$1,002

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	1,000	1,073

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2001
5.300% due 06/01/2025	2,980	3,170

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,440	1,122

New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.850% due 12/15/2013	1,530	1,616

New York State Tobacco Settlement Financing Authority Revenue Bonds, Series 2003
5.500% due 06/01/2014	80	80
5.500% due 06/01/2017	600	623

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	1,980	148

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,965	4,726

		16,663

	SHARES
PREFERRED STOCKS 0.2%

DG Funding Trust
0.652% due 12/31/2049	640	5,464

SLM Corp.
0.573% due 03/15/2017	20,000	246

		5,710

	PRINCIPAL AMOUNT (000S)
U.S. GOVERNMENT AGENCIES 11.2%

Fannie Mae
0.366% due 03/25/2034	$204	186
0.546% due 03/25/2036	139	134
2.251% due 06/01/2043	214	214
2.774% due 06/01/2035	1,757	1,773
2.984% due 04/01/2032	65	65
3.440% due 11/01/2034	5,328	5,413
3.561% due 08/01/2023	154	157
3.825% due 01/01/2023	56	56
4.915% due 11/01/2022	17	17
4.943% due 12/01/2034	1,234	1,272
5.111% due 12/01/2030	17	18
5.200% due 11/01/2015	16,456	17,782
5.270% due 12/01/2015	3,377	3,664
5.310% due 12/01/2010 (e)	21,565	22,279
5.370% due 12/01/2015	2,617	2,851
5.425% due 01/01/2016	2,863	3,127
5.500% due 09/25/2024 - 10/01/2039	64,983	67,950
5.500% due 06/01/2033 (e)(g)	10,208	10,742
5.500% due 04/01/2034 - 09/01/2038 (g)	40,300	42,286
6.000% due 01/01/2029 - 07/25/2044	15,552	16,385
6.500% due 02/01/2026 - 10/01/2039	11,650	12,454

Freddie Mac
0.343% due 02/01/2011 (e)	266	266
0.389% due 05/04/2011 (e)	279	279
0.593% due 12/15/2030	601	596

94	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.643% due 11/15/2016 - 03/15/2017	$210	$208
0.657% due 04/01/2011 (e)	3,187	3,192
2.251% due 10/25/2044 - 02/25/2045	6,125	5,977
3.119% due 06/01/2022	192	194
3.596% due 09/01/2035	339	348
4.500% due 11/15/2015 - 07/15/2023	940	965
5.000% due 07/15/2025 - 08/15/2035	3,950	3,988
6.000% due 12/01/2033 (e)	1,982	2,090
9.050% due 06/15/2019	3	4

Ginnie Mae
4.125% due 11/20/2021 - 11/20/2030	239	243
4.375% due 05/20/2022 - 05/20/2030	907	929
4.625% due 07/20/2022 - 08/20/2027	523	537
6.000% due 08/20/2034	7,340	8,022
6.500% due 08/15/2036 - 10/01/2039	23,957	25,429

Small Business Administration
5.600% due 09/01/2028	2,437	2,645

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.980% due 05/01/2022	$3,968	$4,281
6.344% due 08/01/2011	300	314
6.640% due 02/01/2011	148	156

		269,488

U.S. TREASURY OBLIGATIONS 0.0%

U.S. Treasury Notes
1.000% due 08/31/2011 (h)	537	538

Total United States (Cost $1,092,028)		1,032,650

SHORT-TERM INSTRUMENTS 1.7%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,826	2,826

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $2,885. Repurchase proceeds are $2,826.)

U.S. CASH MANAGEMENT BILLS 0.2%
0.190% due 04/01/2010 (e)	5,000	4,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.6%
0.219% due 02/25/2010 - 03/25/2010 (c)(e)(f)(h)	$13,105	$13,094

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.8%
	1,967,772	19,703

Total Short-Term Instruments (Cost $40,618)		40,619

PURCHASED OPTIONS (j) 0.0%
(Cost $3)		2

Total Investments 114.7% (Cost $2,731,413)		$2,757,986

Written Options (k) (0.1%) (Premiums $3,978)		(1,530)

Other Assets and Liabilities (Net) (14.6%)		(351,531)

Net Assets 100.0%		$2,404,925

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $17,569 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $869 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $113,151 at a weighted average interest rate of 0.321%. On September 30, 2009, securities valued at $88,610 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $2,502 and cash of $1,635 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	714	$(58)
90-Day Euribor March Futures	Long	03/2011	70	18
Euro-Bund 10-Year Bond December Futures	Long	12/2009	331	622
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	181	11
Japan Government 10-Year Bond December Futures	Long	12/2009	88	713
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	377	326
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	618	238
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	494	50
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	18	11

				$1,931

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	MLP	(1.250%	)	03/20/2019	0.827%	$5,000	$(170)	$0	$(170)
Altria Group, Inc.	BCLY	(1.090%	)	12/20/2018	1.180%	3,500	23	0	23
Altria Group, Inc.	GSC	(1.520%	)	12/20/2018	1.180%	5,000	(133)	0	(133)
Altria Group, Inc.	MSC	(1.550%	)	12/20/2018	1.180%	3,000	(86)	0	(86)
Anadarko Petroleum Corp.	BCLY	(0.330%	)	03/20/2012	0.683%	3,900	34	77	(43)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.618%	1,000	(20)	0	(20)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%	2,000	(9)	0	(9)
Avnet, Inc.	UBS	(1.530%	)	09/20/2016	1.178%	1,700	(37)	0	(37)
Avon Products, Inc.	BOA	(0.770%	)	03/20/2019	0.394%	1,500	(47)	0	(47)
Bear Stearns Cos. LLC	DUB	(0.870%	)	03/20/2018	0.714%	6,000	(70)	0	(70)

See Accompanying Notes	Semiannual Report	September 30, 2009	95

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	1.227%		$3,000	$38	$0	$38
Boston Scientific Corp.	BOA	(0.510%	)	06/20/2011	0.720%		400	2	15	(13)
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%		4,300	(313)	0	(313)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	4.854%		3,000	74	0	74
Burlington Northern Santa Fe Corp.	BOA	(0.500%	)	06/20/2017	0.458%		2,669	(8)	0	(8)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.501%		5,000	(32)	0	(32)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.501%		5,000	(39)	35	(74)
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.386%		3,000	135	0	135
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%		3,600	128	0	128
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	0.372%		6,000	(312)	0	(312)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.306%		2,300	5	0	5
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.745%		800	3	68	(65)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%		1,000	(1)	0	(1)
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%		1,500	3	0	3
Dominion Resources, Inc.	CITI	(0.475%	)	12/20/2016	0.468%		2,000	(1)	0	(1)
Fortune Brands, Inc.	BOA	(1.460%	)	03/20/2016	1.582%		7,400	48	0	48
GATX Financial Corp.	JPM	(0.160%	)	06/20/2010	1.273%		500	4	0	4
GKN Holdings PLC	JPM	(8.750%	)	06/20/2012	2.485%	GBP	5,700	(1,492)	0	(1,492)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.433%		$1,000	84	243	(159)
Hanson Ltd.	BCLY	(5.000%	)	09/20/2016	2.433%		1,000	(151)	485	(636)
HCP, Inc.	BCLY	(0.550%	)	09/20/2011	1.668%		400	9	50	(41)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%		1,000	20	0	20
HCP, Inc.	MSC	(2.030%	)	12/20/2013	2.039%		6,000	(1)	0	(1)
Humana, Inc.	BCLY	(1.050%	)	09/20/2018	2.557%		1,800	183	0	183
Humana, Inc.	JPM	(1.530%	)	09/20/2018	2.557%		4,500	311	0	311
International Lease Finance Corp.	BCLY	(0.170%	)	03/20/2012	9.677%		2,700	517	0	517
International Lease Finance Corp.	BCLY	(1.540%	)	12/20/2013	9.204%		7,000	1,592	0	1,592
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.677%		2,900	558	0	558
International Paper Co.	CSFB	(2.400%	)	06/20/2018	1.576%		3,000	(178)	0	(178)
JPMorgan Chase & Co.	RBS	(1.050%	)	03/20/2018	0.714%		2,000	(50)	0	(50)
Lennar Corp.	CITI	(6.000%	)	12/20/2011	2.261%		2,400	(196)	0	(196)
Lennar Corp.	MLP	(5.750%	)	12/20/2012	2.349%		700	(73)	0	(73)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.494%		1,150	11	0	11
Ltd Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.811%		4,000	(13)	548	(561)
Ltd Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.811%		1,000	(47)	98	(145)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	2.712%		4,000	33	0	33
Marriott International, Inc.	BCLY	(1.250%	)	12/20/2015	1.276%		1,300	1	205	(204)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.327%		4,300	(116)	0	(116)
Marsh & McLennan Cos., Inc.	BCLY	(0.650%	)	09/20/2010	0.320%		2,200	(8)	0	(8)
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%		1,000	37	0	37
Merrill Lynch & Co., Inc.	CITI	(1.380%	)	06/20/2018	1.374%		5,000	(4)	0	(4)
Nabors Industries, Inc.	CITI	(0.820%	)	03/20/2018	1.096%		2,000	39	0	39
National Grid PLC	BCLY	(0.208%	)	06/20/2011	0.750%		4,300	40	0	40
Newell Rubbermaid, Inc.	GSC	(0.780%	)	06/20/2013	1.374%		5,000	104	0	104
NiSource Finance Corp.	CITI	(1.660%	)	03/20/2018	1.529%		4,000	(38)	0	(38)
NiSource Finance Corp.	JPM	(0.620%	)	09/20/2014	1.486%		1,150	45	0	45
Omnicom Group, Inc.	CITI	(0.940%	)	06/20/2016	0.668%		1,000	(17)	0	(17)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.408%		2,500	(19)	0	(19)
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.488%		1,200	7	0	7
Reynolds American, Inc.	BCLY	(3.460%	)	06/20/2017	1.927%		500	(49)	0	(49)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	4.465%		1,700	48	0	48
Ryder System, Inc.	CITI	(1.160%	)	03/20/2013	1.001%		5,000	(28)	0	(28)
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.982%		6,000	(14)	198	(212)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.982%		6,900	(42)	0	(42)
Sempra Energy	CITI	(0.795%	)	06/20/2018	0.769%		8,000	(17)	0	(17)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	2.856%		5,000	116	231	(115)
Simon Property Group LP	MSC	(1.006%	)	09/20/2014	1.469%		3,000	62	0	62
Smith Group PLC	RBS	(0.530%	)	09/20/2010	0.462%	GBP	7,000	(9)	0	(9)
Southwest Airlines Co.	BCLY	(0.640%	)	03/20/2017	1.716%		$1,100	74	90	(16)
Southwest Airlines Co.	DUB	(0.420%	)	03/20/2012	1.362%		500	11	0	11
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	0.656%		5,000	(78)	0	(78)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		1,400	58	0	58
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.880%		2,000	(19)	160	(179)
Tyco Electronics Group S.A.	DUB	(0.850%	)	12/20/2017	1.015%		6,000	68	0	68
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	1.015%		7,000	30	0	30
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.686%		7,000	(260)	0	(260)
UBS AG	BCLY	(2.330%	)	03/20/2014	0.904%	EUR	3,100	(276)	0	(276)
UBS AG	BCLY	(2.250%	)	03/20/2014	0.904%		$800	(46)	0	(46)
Union Pacific Corp.	BCLY	(0.600%	)	03/20/2016	0.483%		800	(6)	30	(36)
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.475%		200	(6)	(3)	(3)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.924%		6,500	(91)	0	(91)
Vivendi	BOA	(1.280%	)	06/20/2013	1.127%		7,000	(40)	0	(40)
WPP Group PLC	BCLY	(3.750%	)	06/20/2017	2.321%	GBP	2,425	(347)	0	(347)
WPP Group PLC	JPM	(3.750%	)	06/20/2017	2.321%		1,650	(236)	0	(236)

								$(690)	$2,530	$(3,220)

96	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	JPM	1.345%	08/20/2011	0.788%	$11,900	$143	$0	$143
Brazil Government International Bond	MLP	1.340%	08/20/2011	0.788%	10,000	119	0	119
HSBC Finance Corp.	GSC	1.500%	06/20/2010	1.237%	1,400	3	0	3
JSC Gazprom	MLP	0.610%	05/20/2012	2.473%	700	(31)	0	(31)
RSHB Capital S.A.	BCLY	0.740%	06/20/2012	2.240%	1,000	(37)	0	(37)

						$197	$0	$197

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-8 10-Year Index	BCLY	(0.600%	)	06/20/2017	$14,152	$645	$190	$455
CDX.IG-8 10-Year Index	BOA	(0.600%	)	06/20/2017	37,478	1,707	88	1,619
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	4,002	183	95	88
CDX.IG-8 10-Year Index	JPM	(0.600%	)	06/20/2017	67,246	3,064	464	2,600
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	19,618	(143)	(662)	519
CDX.IG-12 10-Year Index	DUB	(1.000%	)	06/20/2019	68,900	1,096	2,265	(1,169)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	85,400	1,359	2,041	(682)

						$7,911	$4,481	$3,430

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$4,800	$(3,428)	$(1,440)	$(1,988)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	2,983	(1,735)	(1,122)	(613)

					$(5,163)	$(2,562)	$(2,601)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	45,700	$(14)	$(1)	$(13)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		25,200	(8)	3	(11)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS	AUD	73,300	(496)	188	(684)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	20,700	361	(137)	498
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	111,700	1,358	613	745
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		143,000	1,739	1,470	269
Pay	6-Month GBP-LIBOR	2.500%	03/17/2011	BCLY	GBP	24,300	304	(3)	307
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	GSC		17,400	(152)	(148)	(4)
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		39,400	2,145	430	1,715
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	8,680,000	540	(187)	727
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		9,980,000	621	(113)	734
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		24,010,000	1,492	556	936
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		1,400,000	400	278	122
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	24,200	27	15	12

							$8,317	$2,964	$5,353

See Accompanying Notes	Semiannual Report	September 30, 2009	97

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(j)	Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CME 90-Day Eurodollar September Futures	$90.250	09/13/2010	363	$3	$2

(k)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$25,800	$498	$41
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	46,000	528	62
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	20,900	408	33
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	16,000	144	22
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	60,000	611	81
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	7,500	88	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	26,700	136	14
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	100,000	988	672

							$3,401	$935

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$5,400	$109	$101
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	9,200	181	211
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	8,500	133	112
Call - OTC USD versus KRW		1,500.000	09/01/2010	3,800	42	42
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	4,100	112	129

					$577	$595

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	2,946	$573,100	EUR	104,800	$11,418
Sales	4,554	437,900		0	7,950
Closing Buys	(5,659)	(428,000)		(73,100)	(13,213)
Expirations	(1,841)	(249,100)		(31,700)	(2,177)
Exercised	0	0		0	0

Balance at 09/30/2009	0	$333,900	EUR	0	$3,978

(l)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
National Grid PLC	4.980%	06/22/2011	11/03/2006	$4,360	$4,742	0.20%

(m)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2039	$14,500	$14,984	$15,168
Fannie Mae	5.500%	11/01/2039	100,800	104,615	105,100
Fannie Mae	6.000%	10/01/2039	7,000	7,362	7,384
Fannie Mae	6.000%	11/01/2039	5,400	5,667	5,679
Fannie Mae	6.500%	11/01/2039	11,000	11,700	11,710
Ginnie Mae	6.500%	10/01/2039	24,000	25,463	25,414

				$169,791	$170,455

(n)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	5,631	10/2009	CITI	$0	$(75)	$(75)
Buy		39	10/2009	JPM	1	0	1
Sell		92,829	10/2009	JPM	0	(907)	(907)
Sell		92,868	10/2009	RBS	0	(4,690)	(4,690)

98	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	14,551	10/2009	BOA	$391	$0	$391
Buy		5,821	10/2009	CITI	201	0	201
Sell		225	10/2009	CITI	0	(17)	(17)
Buy		8,760	10/2009	HSBC	192	0	192
Buy		225	10/2009	JPM	8	0	8
Sell		29,132	10/2009	RBS	0	(429)	(429)
Buy		29,132	02/2010	RBS	429	0	429
Sell	CAD	54,513	10/2009	CITI	0	(518)	(518)
Buy		5,122	10/2009	HSBC	65	0	65
Buy		27,400	10/2009	JPM	433	0	433
Sell		18,080	10/2009	MSC	0	(93)	(93)
Sell		116	10/2009	RBC	0	(2)	(2)
Buy		8,650	10/2009	UBS	0	(29)	(29)
Sell	CLP	467,828	11/2009	BCLY	0	(48)	(48)
Buy		499,300	11/2009	CITI	48	0	48
Buy	CNY	7,254	11/2009	BCLY	0	(2)	(2)
Sell		73,354	11/2009	BCLY	21	0	21
Buy		17,499	11/2009	BOA	0	0	0
Buy		96,821	11/2009	JPM	0	(17)	(17)
Sell		48,219	11/2009	UBS	18	0	18
Buy		17,471	03/2010	BOA	0	(5)	(5)
Buy		23,792	05/2010	BCLY	0	(370)	(370)
Sell		50,600	05/2010	BCLY	0	(367)	(367)
Buy		26,809	05/2010	MLP	0	(403)	(403)
Buy		49,635	06/2010	BCLY	0	(49)	(49)
Buy		34,725	06/2010	HSBC	0	(32)	(32)
Buy		73,354	11/2010	BCLY	0	(151)	(151)
Buy		48,219	11/2010	UBS	0	(115)	(115)
Sell	DKK	31,456	10/2009	CITI	0	(266)	(266)
Buy		31,456	10/2009	GSC	207	0	207
Sell		18,355	10/2009	RBS	0	(156)	(156)
Sell		18,355	12/2009	HSBC	0	(1)	(1)
Sell	EUR	248,268	10/2009	BCLY	0	(7,657)	(7,657)
Sell		296,893	10/2009	BNP	0	(9,305)	(9,305)
Buy		117	10/2009	HSBC	0	0	0
Sell		7,028	10/2009	HSBC	0	(40)	(40)
Buy		7,125	10/2009	JPM	3	(14)	(11)
Sell		2	10/2009	JPM	0	0	0
Buy		7,100	10/2009	MSC	143	0	143
Buy		78	10/2009	RBC	0	0	0
Sell		14,821	10/2009	RBC	130	(68)	62
Buy		3,932	10/2009	RBS	52	(7)	45
Sell		69,382	10/2009	RBS	670	(5)	665
Sell		12,521	10/2009	UBS	117	0	117
Buy	GBP	750	10/2009	BCLY	0	(45)	(45)
Sell		49,769	10/2009	BNP	3,577	0	3,577
Buy		400	10/2009	RBC	1	0	1
Sell		38,786	10/2009	RBS	1,523	0	1,523
Buy		750	10/2009	UBS	0	(40)	(40)
Sell	HKD	241	12/2009	DUB	0	0	0
Sell		488	12/2009	JPM	0	0	0
Sell		217	12/2009	MSC	0	0	0
Buy	IDR	42,085,680	01/2010	BCLY	0	(7)	(7)
Buy		44,542,100	09/2010	JPM	68	0	68
Sell	INR	41	10/2009	BCLY	0	0	0
Buy		283	10/2009	CITI	0	0	0
Sell		123	10/2009	CITI	0	0	0
Sell		41	10/2009	HSBC	0	0	0
Sell		41	10/2009	JPM	0	0	0
Sell		37	10/2009	MSC	0	0	0
Sell		283	03/2010	CITI	0	0	0
Sell	JPY	20,039,105	10/2009	BCLY	0	(6,441)	(6,441)
Sell		3,774,704	10/2009	BNP	0	(1,257)	(1,257)
Buy		399,173	10/2009	CITI	97	0	97
Sell		311,471	10/2009	HSBC	0	(62)	(62)
Sell		7,200	10/2009	JPM	0	(2)	(2)
Sell		798,610	10/2009	MSC	0	(208)	(208)
Sell		167,850	10/2009	RBC	0	(48)	(48)
Buy		2,407,034	10/2009	RBS	376	0	376
Buy	KRW	21,809	11/2009	BCLY	1	0	1
Buy		4,697,479	11/2009	BOA	174	0	174
Buy		18,490	11/2009	CITI	1	0	1
Buy		1,049,283	11/2009	HSBC	39	0	39
Sell		5,908,116	11/2009	HSBC	0	(294)	(294)

See Accompanying Notes	Semiannual Report	September 30, 2009	99

Schedule of Investments  Foreign Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	9,588,842	11/2009	JPM	$294	$0	$294
Buy		16,542	11/2009	RBS	1	0	1
Buy		3,021,445	02/2010	JPM	64	0	64
Buy	MXN	970	11/2009	CITI	6	0	6
Buy		10,950	11/2009	DUB	0	(5)	(5)
Sell		970	11/2009	DUB	0	(1)	(1)
Buy		76,810	11/2009	HSBC	0	(30)	(30)
Buy		67,045	11/2009	JPM	0	(43)	(43)
Sell		236	11/2009	JPM	0	0	0
Buy	MYR	212	11/2009	BCLY	2	0	2
Buy		110	11/2009	DUB	1	0	1
Buy		288	11/2009	JPM	3	0	3
Buy		19	02/2010	CITI	0	0	0
Buy	NOK	21,272	10/2009	BCLY	104	0	104
Buy		25,986	10/2009	RBS	225	0	225
Buy		47,258	12/2009	HSBC	64	0	64
Buy	NZD	1,254	10/2009	CITI	6	0	6
Sell		587	10/2009	CITI	0	(16)	(16)
Sell		1,882	10/2009	RBC	0	(10)	(10)
Sell		1,295	10/2009	RBS	0	(52)	(52)
Buy	PHP	1,031	11/2009	DUB	1	0	1
Buy	SEK	3,049	10/2009	RBC	0	(11)	(11)
Sell		4,313	10/2009	RBS	0	(60)	(60)
Sell		1,264	12/2009	HSBC	0	0	0
Sell	SGD	138	11/2009	HSBC	0	(2)	(2)
Sell	TWD	2,614	11/2009	BCLY	0	(2)	(2)
Sell		1,093	11/2009	CITI	0	(1)	(1)

					$9,757	$(34,475)	$(24,718)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
France	$0	$319,040	$0	$319,040
Germany	0	289,085	0	289,085
Italy	0	210,700	0	210,700
Japan	0	247,147	0	247,147
United Kingdom	0	183,973	0	183,973
United States	0	1,032,650	0	1,032,650
Other Investments +++	19,703	441,036	14,652	475,391

Investments, at value	$19,703	$2,723,631	$14,652	$2,757,986

Short Sales, at value	$0	$(170,455)	$0	$(170,455)

Financial Derivative Instruments ++++	$1,931	$(23,089)	$0	$(21,158)

Total	$21,634	$2,530,087	$14,652	$2,566,373

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
United States	$2,705	$(835)	$2	$39	$479	$(2,390)	$0	$0
Other Investments +++	10,643	1,920	381	(233)	3,268	(1,327)	14,652	340

Investments, at value	$13,348	$1,085	$383	$(194)	$3,747	$(3,717)	$14,652	$340

Financial Derivative Instruments ++++	$3,609	$0	$0	$0	$(3,609)	$0	$0	$0

Total	$16,957	$1,085	$383	$(194)	$138	$(3,717)	$14,652	$340

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

100	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$2	$0	$0	$0	$0	$2
Variation margin receivable ^^	1,989	0	0	0	0	1,989
Unrealized appreciation on foreign currency contracts	0	9,757	0	0	0	9,757
Unrealized appreciation on swap agreements	6,065	0	9,778	0	0	15,843

	$8,056	$9,757	$9,778	$0	$0	$27,591

Liabilities:
Written options outstanding	$935	$595	$0	$0	$0	$1,530
Variation margin payable ^^	58	0	0	0	0	58
Unrealized depreciation on foreign currency contracts	0	34,475	0	0	0	34,475
Unrealized depreciation on swap agreements	712	0	11,972	0	0	12,684

	$1,705	$35,070	$11,972	$0	$0	$48,747

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$3,122	$0	$0	$0	$0	$3,122
Net realized gain (loss) on futures contracts, written options and swaps	(29,564)	0	6,910	0	0	(22,654)
Net realized (loss) on foreign currency transactions	0	(86,912)	0	0	0	(86,912)

	$(26,442)	$(86,912)	$6,910	$0	$0	$(106,444)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,119)	$0	$0	$0	$0	$(3,119)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	68,737	(17)	(54,147)	0	0	14,573
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(10,719)	0	0	0	(10,719)

	$65,618	$(10,736)	$(54,147)	$0	$0	$735

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	101

Schedule of Investments  Global Advantage Strategy Bond Fund

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 0.7%

New South Wales Treasury Corp.
6.000% due 05/01/2012	AUD	200	$180

Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		$3,000	3,545

Total Australia (Cost $3,633)			3,725

BRAZIL 7.9%

Brazil Government International Bond
6.000% due 01/17/2017		$60	65

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012	BRL	55,477	30,403
10.000% due 01/01/2017		7,156	3,540

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		$2,000	2,170

Petrobras International Finance Co.
7.875% due 03/15/2019		4,000	4,635

Vale Overseas Ltd.
6.250% due 01/11/2016		30	33
6.875% due 11/21/2036		130	135

Total Brazil (Cost $38,214)			40,981

CANADA 1.0%

Province of Ontario Canada
4.700% due 06/02/2037	CAD	600	575
5.600% due 06/02/2035		300	322
5.850% due 03/08/2033		1,738	1,903
6.200% due 06/02/2031		1,252	1,420
6.500% due 03/08/2029		250	290

TransCanada Pipelines Ltd.
7.125% due 01/15/2019		$68	80
7.625% due 01/15/2039		310	397

Total Canada (Cost $4,481)			4,987

CHILE 0.0%

CODELCO, Inc.
7.500% due 01/15/2019		$40	49

Total Chile (Cost $41)			49

DENMARK 0.9%

Danske Bank A/S
4.500% due 07/01/2016	EUR	1,800	2,768
4.875% due 06/11/2013		700	1,096

Dong Energy A/S
3.500% due 06/29/2012		400	593

Total Denmark (Cost $4,210)			4,457

FINLAND 0.2%

Nokia Corp.
5.375% due 05/15/2019		$1,150	1,226

Total Finland (Cost $1,179)			1,226

FRANCE 9.2%

Banques Popularies CB
3.875% due 06/05/2014	EUR	2,400	3,647

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas Covered Bonds S.A.
2.875% due 05/22/2012	EUR	200	$297
4.750% due 05/28/2013		50	79

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013		550	815
4.500% due 05/30/2014		450	703

Caisse Refinancement de l’Habitat
4.500% due 10/25/2017		2,500	3,893

Carrefour S.A.
5.375% due 06/12/2015		50	80

CIF Euromortgage
3.250% due 10/20/2015		800	1,167
4.125% due 12/19/2014		700	1,077

CM-CIC Covered Bonds
4.750% due 07/17/2012		2,000	3,098

Compagnie de Financement Foncier
3.750% due 01/24/2017		1,300	1,928
4.500% due 01/09/2013		750	1,165
4.625% due 09/23/2017		300	469
4.875% due 05/25/2021		100	156

Credit Agricole Covered Bonds
4.500% due 01/29/2016		150	236

Dexia Credit Local
0.939% due 09/23/2011		$1,000	1,010

Dexia Municipal Agency
3.125% due 09/15/2015	EUR	2,000	2,897
4.250% due 02/20/2013		77	119
4.500% due 04/27/2015		500	782

EDF S.A.
6.500% due 01/26/2019		$1,050	1,206
6.950% due 01/26/2039		22	27

France Government Bond
1.800% due 07/25/2040 (a)	EUR	242	368
2.250% due 07/25/2020 (a)		2,285	3,624
3.150% due 07/25/2032 (a)		185	345
3.250% due 04/25/2016		1,100	1,639
3.500% due 04/25/2015		1,300	1,979
4.000% due 10/25/2014		1,700	2,653
5.000% due 04/25/2012		400	634
5.750% due 10/25/2032		800	1,453

France Telecom S.A.
4.375% due 07/08/2014		$2,000	2,099
4.750% due 02/21/2017	EUR	50	77

GDF Suez
6.875% due 01/24/2019		45	80

Societe Financement de l’Economie Francaise
2.375% due 03/10/2012		590	876
3.000% due 04/07/2014		1,545	2,288
3.375% due 05/05/2014		$2,980	3,063

Societe Generale
5.125% due 12/19/2013	EUR	50	79

Societe Generale Societe de Credit Fonciere
4.750% due 06/06/2013		700	1,097
5.000% due 03/27/2019		550	874

Total France (Cost $45,637)			48,079

GERMANY 1.8%

Berlin-Hannover Hypothekenbank
3.500% due 02/22/2013	EUR	27	41

Deutsche Genossenschafts-Hypothekenbank AG
4.500% due 01/17/2013		50	78

Deutsche Postbank AG
3.750% due 02/12/2014		50	77

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kreditanstalt fuer Wiederaufbau
4.250% due 07/04/2014	EUR	1,300	$2,044
4.875% due 06/17/2019		$900	981

Muenchener Hypothekenbank eG
5.000% due 01/16/2012	EUR	75	117

Republic of Germany Government Bond
1.750% due 04/15/2020 (a)		824	1,262
3.500% due 07/04/2019		100	150
3.750% due 01/04/2015		1,400	2,174
4.000% due 01/04/2037		400	588
4.750% due 07/04/2034		349	567
5.500% due 01/04/2031		700	1,233

Total Germany (Cost $8,679)			9,312

IRELAND 0.0%

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018		$100	112

Total Ireland (Cost $93)			112

ITALY 1.3%

Italy Buoni Poliennali Del Tesoro
2.600% due 09/15/2023 (a)	EUR	1,927	2,966

UniCredit SpA
4.250% due 07/29/2016		2,405	3,674

Total Italy (Cost $6,221)			6,640

JAPAN 8.4%

Japan Government CPI Linked Bond
1.100% due 12/10/2016	JPY	758,480	7,892
1.200% due 06/10/2017		503,000	5,223
1.200% due 12/10/2017		958,041	9,917
1.400% due 06/10/2018		405,552	4,217

Japan Government International Bond
0.900% due 03/20/2014		792,000	8,970
1.500% due 09/20/2018		154,000	1,769
1.700% due 03/20/2017		470,000	5,528

Total Japan (Cost $40,376)			43,516

LUXEMBOURG 3.3%

Gaz Capital S.A.
8.146% due 04/11/2018		$360	382

Gazstream S.A. for Gazprom OAO
5.625% due 07/22/2013		37	38

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017		100	97
7.750% due 05/29/2018		300	314
9.000% due 06/11/2014		11,900	13,097

Telecom Italia Capital S.A.
4.950% due 09/30/2014		1,000	1,036
6.175% due 06/18/2014		2,000	2,172

Total Luxembourg (Cost $16,798)			17,136

MEXICO 7.7%

Mexican Bonos
7.750% due 12/14/2017	MXN	96,463	7,120
8.000% due 12/17/2015		2,500	189
9.000% due 12/22/2011		2,300	187
9.000% due 12/20/2012		266,888	21,104

102	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Mexico Government International Bond
5.950% due 03/19/2019		$800	$844
6.050% due 01/11/2040		3,200	3,208

Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	30
6.625% due 06/15/2035		250	243

Petroleos Mexicanos
8.000% due 05/03/2019		6,130	7,031

Total Mexico (Cost $40,393)			39,956

NETHERLANDS 8.0%

ABN Amro Bank NV
3.250% due 01/18/2013	EUR	150	224
3.250% due 09/21/2015		2,350	3,436

Deutsche Telekom International Finance BV
4.875% due 07/08/2014		$400	420
6.000% due 01/20/2017	EUR	30	48

E.ON International Finance BV
5.750% due 05/07/2020		40	66

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		300	449
3.375% due 05/19/2014		1,817	2,740

ING Bank NV
2.625% due 02/09/2012		$750	763
3.375% due 03/03/2014	EUR	1,930	2,898
3.900% due 03/19/2014		$100	103
4.250% due 03/19/2013	EUR	700	1,082
4.750% due 05/27/2019		100	158
5.250% due 06/05/2018		2,200	3,569

ING Groep NV
3.900% due 03/19/2014		$4,500	4,702

LeasePlan Corp. NV
3.000% due 05/07/2012		4,000	4,095

Netherlands Government Bond
2.750% due 01/15/2015	EUR	1,400	2,049
3.250% due 07/15/2015		1,000	1,499
5.000% due 07/15/2012		700	1,113

NIBC Bank NV
3.125% due 02/17/2012		1,350	2,035
3.500% due 04/07/2014		1,200	1,806

Rabobank Nederland NV
11.000% due 06/29/2049		$300	369

RWE Finance BV
5.000% due 02/10/2015	EUR	200	316
6.625% due 01/31/2019		50	87

SNS Bank NV
2.875% due 01/30/2012		3,000	4,474
3.500% due 03/10/2014		2,150	3,253

Total Netherlands (Cost $39,643)			41,754

NEW ZEALAND 0.3%

ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,424

Total New Zealand (Cost $1,425)			1,424

NORWAY 0.7%

DnB NOR Bank ASA
5.875% due 06/20/2013	EUR	50	80

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DnB NOR Boligkreditt
4.125% due 02/01/2013	EUR	1,450	$2,218
4.625% due 07/03/2012		1,000	1,552

Total Norway (Cost $3,646)			3,850

POLAND 0.7%

Poland Government International Bond
5.500% due 10/25/2019	PLN	450	150
5.750% due 09/23/2022		132	44
6.000% due 11/24/2010		3,605	1,278
6.250% due 10/24/2015		5,680	2,019

Total Poland (Cost $3,317)			3,491

QATAR 2.0%

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020		$3,500	3,532

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.832% due 09/30/2016		5,500	5,730
6.750% due 09/30/2019		1,000	1,122

Total Qatar (Cost $10,367)			10,384

RUSSIA 2.0%

Russia Government International Bond
7.500% due 03/31/2030		$9,271	10,156

Total Russia (Cost $9,349)			10,156

SOUTH AFRICA 0.7%

South Africa Government International Bond
6.875% due 05/27/2019		$3,100	3,472

Total South Africa (Cost $3,216)			3,472

SOUTH KOREA 2.8%

Export-Import Bank of Korea
5.875% due 01/14/2015		$1,000	1,057
8.125% due 01/21/2014		5,300	6,078

Korea Development Bank
8.000% due 01/23/2014		6,650	7,608

Total South Korea (Cost $14,431)			14,743

SPAIN 1.3%

Banco Bilbao Vizcaya Argentaria S.A.
4.250% due 07/15/2014	EUR	1,900	2,932

Banco Santander S.A.
3.875% due 05/27/2014		2,300	3,500

Telefonica Emisiones SAU
4.949% due 01/15/2015		$500	531

Total Spain (Cost $6,551)			6,963

SUPRANATIONAL 0.0%

European Community
3.125% due 04/03/2014	EUR	90	135

Total Supranational (Cost $122)			135

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SWEDEN 1.6%

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	$3,304

Stadshypotek AB
3.750% due 12/12/2013		1,250	1,889

Svenska Handelsbanken AB
1.300% due 09/14/2012		$2,500	2,488

Swedbank AB
2.800% due 02/10/2012		600	611
2.900% due 01/14/2013		150	152

Vattenfall AB
6.125% due 12/16/2019	GBP	100	175

Total Sweden (Cost $8,313)			8,619

UNITED KINGDOM 2.0%

Abbey National PLC
7.375% due 09/29/2049	GBP	500	707

Bank of Scotland PLC
5.625% due 05/23/2013	EUR	50	78

Barclays Bank PLC
4.500% due 03/04/2019		250	351
4.875% due 03/31/2013		600	918
6.750% due 05/22/2019		$500	560

BAT International Finance PLC
5.875% due 03/12/2015	EUR	50	80

HSBC Bank PLC
3.875% due 11/09/2011		50	76

HSBC Capital Funding LP
3.625% due 06/29/2020		400	569

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		$600	609

United Kingdom Gilt
3.750% due 09/07/2019	GBP	3,750	6,029
4.750% due 09/07/2015		140	248
4.750% due 03/07/2020		64	112

United Kingdom Gilt Inflation Linked Bond
2.500% due 07/26/2016		11	51

Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	82

Total United Kingdom (Cost $10,083)			10,470

UNITED STATES 32.3%

ASSET-BACKED SECURITIES 0.3%

Ford Credit Auto Owner Trust
1.143% due 01/15/2011		$73	73

Mid-State Trust
8.330% due 04/01/2030		645	672

SLM Student Loan Trust
2.004% due 04/25/2023		677	701

			1,446

CORPORATE BONDS & NOTES 10.6%

Altria Group, Inc.
7.750% due 02/06/2014		1,500	1,712
9.250% due 08/06/2019		400	490
9.700% due 11/10/2018		1,200	1,493

American Express Bank FSB
0.376% due 05/29/2012		50	47
3.150% due 12/09/2011		300	312
5.500% due 04/16/2013		3,500	3,698

See Accompanying Notes	Semiannual Report	September 30, 2009	103

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

American Express Co.
7.250% due 05/20/2014		$400	$450

American International Group, Inc.
5.850% due 01/16/2018		42	30

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,150
7.625% due 03/15/2014		1,000	1,143

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014		3,000	3,206

AT&T Corp.
8.000% due 11/15/2031		200	250

Bank of America Corp.
0.669% due 06/22/2012		200	202
4.000% due 03/28/2018	EUR	1,400	1,813
7.375% due 05/15/2014		$200	223

Bank of the West
2.150% due 03/27/2012		120	122

Bear Stearns Cos. LLC
6.400% due 10/02/2017		55	60

Black & Decker Corp.
8.950% due 04/15/2014		50	59

Capital One Financial Corp.
7.375% due 05/23/2014		500	559

CenturyTel, Inc.
6.150% due 09/15/2019		500	502

Citigroup Funding, Inc.
0.821% due 04/30/2012		100	101

Citigroup, Inc.
5.500% due 04/11/2013		2,500	2,561
6.125% due 05/15/2018		689	679

Comcast Corp.
5.300% due 01/15/2014		3,000	3,214

Consolidated Edison Co. of New York, Inc.
7.125% due 12/01/2018		20	24

CSX Corp.
6.250% due 03/15/2018		50	54

Cytec Industries, Inc.
8.950% due 07/01/2017		250	277

Daimler Finance North America LLC
6.500% due 11/15/2013		3,000	3,236

Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,542
7.600% due 05/15/2014		2,000	2,215

Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,840

General Electric Capital Corp.
0.500% due 03/12/2012		100	100
2.250% due 03/12/2012		550	560
5.625% due 05/01/2018		40	40
5.875% due 01/14/2038		430	396
6.875% due 01/10/2039		200	210

Goldman Sachs Group, Inc.
0.739% due 03/22/2016		34	32
1.010% due 01/12/2015		200	192
2.150% due 03/15/2012		300	305
6.000% due 05/01/2014		1,500	1,633
6.150% due 04/01/2018		55	58

HSBC USA, Inc.
3.125% due 12/16/2011		300	312

JPMorgan Chase & Co.
0.529% due 06/15/2012		100	101
1.418% due 10/12/2015	EUR	800	1,073

Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		$1,200	1,249

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.950% due 02/15/2018	$19	$20
6.850% due 02/15/2020	400	438
6.950% due 01/15/2038	75	81
7.400% due 03/15/2031	200	222

Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014	350	331

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	50	53

MeadWestvaco Corp.
7.375% due 09/01/2019	1,000	1,049

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	1,600	1,539
6.875% due 04/25/2018	320	337
6.875% due 11/15/2018	54	57

Metropolitan Life Global Funding I
0.893% due 09/17/2010	1,600	1,597

Morgan Stanley
0.642% due 06/20/2012	100	101
0.960% due 10/18/2016	200	179
0.989% due 10/15/2015	44	40
2.250% due 03/13/2012	200	204
6.000% due 05/13/2014	1,100	1,173
6.625% due 04/01/2018	200	212

Nabors Industries, Inc.
6.150% due 02/15/2018	50	50

NGPL PipeCo. LLC
6.514% due 12/15/2012	1,000	1,098
7.119% due 12/15/2017	500	560

Pacific Gas & Electric Co.
1.252% due 06/10/2010	800	805

Pacificorp
5.650% due 07/15/2018	29	32

PNC Funding Corp.
0.569% due 06/22/2011	125	126

Regions Bank
3.250% due 12/09/2011	100	104

Roche Holdings, Inc.
2.393% due 02/25/2011	40	41

Rockies Express Pipeline LLC
6.250% due 07/15/2013	1,000	1,082

RR Donnelley & Sons Co.
8.600% due 08/15/2016	1,000	1,055

SLM Corp.
0.804% due 01/27/2014	46	29

Sovereign Bank
2.750% due 01/17/2012	100	103

State Street Corp.
2.150% due 04/30/2012	200	203

Valero Energy Corp.
9.375% due 03/15/2019	50	58

Verizon Wireless Capital LLC
3.750% due 05/20/2011	500	516

Wachovia Corp.
0.569% due 06/15/2017	64	55

WEA Finance LLC
5.750% due 09/02/2015	500	504

Williams Cos., Inc.
6.375% due 10/01/2010	700	719

		55,298

MORTGAGE-BACKED SECURITIES 0.1%

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	503	476

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	$1,600	$1,679

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	25	27

		1,706

U.S. GOVERNMENT AGENCIES 12.2%

Fannie Mae
0.000% due 06/01/2017	7,000	5,158
4.000% due 08/01/2039	998	990
5.500% due 06/01/2036 - 10/01/2039	25,087	26,280
5.500% due 11/01/2038 (d)	7,341	7,692
6.000% due 08/01/2036 - 10/01/2038	3,060	3,234

Federal Home Loan Bank
1.625% due 07/27/2011	2,100	2,125

Freddie Mac
0.389% due 05/04/2011	4,735	4,740
0.402% due 08/05/2011	10,000	9,996
5.500% due 09/01/2038	359	376

Tennessee Valley Authority
4.700% due 07/15/2033	1,200	1,170
5.250% due 09/15/2039	1,450	1,536

		63,297

U.S. TREASURY OBLIGATIONS 8.8%

Treasury Inflation Protected Securities (a)
1.750% due 01/15/2028	1,881	1,807
2.000% due 07/15/2014 (d)	31	32
2.000% due 01/15/2026	18	18
2.125% due 01/15/2019	1,304	1,370
2.375% due 01/15/2025	1,796	1,885
2.375% due 01/15/2027	14	15
2.500% due 07/15/2016	128	137
2.500% due 01/15/2029	2,257	2,432
2.625% due 07/15/2017	1,105	1,201
3.000% due 07/15/2012 (d)	344	366
3.625% due 04/15/2028	632	783
3.875% due 04/15/2029	917	1,185

U.S. Treasury Bonds
4.250% due 05/15/2039	12,800	13,250
4.500% due 08/15/2039	2,700	2,913

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	192	193
1.000% due 07/31/2011 (d)	213	214
1.000% due 08/31/2011 (d)	18,200	18,241

		46,042

Total United States (Cost $164,264)		168,265

SHORT-TERM INSTRUMENTS 3.6%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
1.109% due 03/22/2011	$5,200	5,196

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2009	690	690

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $705. Repurchase proceeds are $690.)

104	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (d)	$213	$213

U.S. TREASURY BILLS 0.1%
0.254% due 02/25/2010 (d)	268	268

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (b) 2.4%
1,233,844	$12,354

Total Short-Term Instruments (Cost $18,725)	18,721

Total Investments 100.4% (Cost $503,407)	$522,623

Written Options (f) (0.0%) (Premiums $825)	(246)

Other Assets and Liabilities (Net) (0.4%)	(1,944)

Net Assets 100.0%	$520,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal amount of security is adjusted for inflation.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $1,264 at a weighted average interest rate of (0.007%). On September 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $1,369 and cash of $19 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	4	$15
90-Day Euribor June Futures	Long	06/2010	134	43
90-Day Euribor March Futures	Long	03/2011	55	49
90-Day Euribor September Futures	Long	09/2010	120	186
90-Day Eurodollar December Futures	Long	12/2009	42	55
90-Day Eurodollar March Futures	Long	03/2010	45	64
Euro-Bobl December Futures	Long	12/2009	40	28
Euro-Bund 10-Year Bond December Futures	Long	12/2009	10	7
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	144	100
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	179	116
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	281	315

				$978

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.214%	$200	$2	$8	$(6)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	1.132%	50	(2)	0	(2)
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.120%	500	2	22	(20)
CenturyTel, Inc.	MSC	(1.000%	)	09/20/2019	0.849%	500	(6)	(6)	0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.560%	50	(3)	0	(3)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.555%	250	9	23	(14)
Macy’s Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	2.929%	350	(31)	(36)	5
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.452%	50	(1)	0	(1)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.096%	50	(6)	0	(6)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.372%	450	(70)	(42)	(28)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.372%	550	44	69	(25)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.508%	50	(1)	0	(1)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.057%	1,000	4	16	(12)

							$(59)	$54	$(113)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Brazil Government International Bond	BCLY	3.810%	02/20/2014	1.151%	$40	$5	$0	$5
General Electric Capital Corp.	DUB	5.000%	09/20/2010	1.444%	1,200	43	36	7
Mexico Government International Bond	DUB	4.970%	03/20/2019	1.741%	60	15	0	15
TransCapitalInvest Ltd. for OJSC AK Transneft	BCLY	1.000%	12/20/2010	1.000%	3,800	(1)	(37)	36

						$62	$(1)	$63

See Accompanying Notes	Semiannual Report	September 30, 2009	105

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	8,200	$6	$29	$(23)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		100	1	0	1
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		600	4	2	2
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	6,800	119	(5)	124
Pay	6-Month GBP-LIBOR	3.500%	09/16/2014	JPM	GBP	111	2	1	1
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CITI		3,500	(30)	(64)	34
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS	JPY	20,000	1	0	1
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM	MXN	450	1	0	1
Pay	28-Day MXN TIIE	8.450%	06/03/2019	BCLY		3,700	6	0	6

							$110	$(37)	$147

(f)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	36	$24	$14

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	1,000	$7	$5
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		$6,000	63	22
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		2,000	17	1
Put - OTC 7-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		5,000	52	7
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		12,000	130	45
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		1,000	9	0
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		7,000	46	9
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		8,000	44	11
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		1,600	10	3
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		3,000	37	11
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		17,000	173	64
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		2,000	20	3
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		3,000	32	13
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		2,000	24	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		1,000	10	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		4,000	26	7
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009		6,000	38	19
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009		2,000	19	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		3,000	30	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	14	4

								$801	$232

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	0	$0	EUR	0	$0
Sales	108	106,600		1,000	1,003
Closing Buys	(72)	(20,000)		0	(178)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	36	$86,600	EUR	1,000	$825

106	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(g)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,942	11/2009	RBS	$65	$0	$65
Buy	BRL	3,371	10/2009	BCLY	103	0	103
Sell		9,922	10/2009	BOA	0	(237)	(237)
Sell		12,921	10/2009	CITI	0	(429)	(429)
Buy		46,262	10/2009	HSBC	1,583	0	1,583
Sell		8,675	10/2009	HSBC	0	(473)	(473)
Sell		18,116	10/2009	JPM	0	(924)	(924)
Sell		39,795	02/2010	HSBC	0	(1,314)	(1,314)
Buy	CAD	15,848	10/2009	CITI	151	0	151
Buy	CHF	526	10/2009	BNP	21	0	21
Buy		19	10/2009	CITI	1	0	1
Buy		51	10/2009	GSC	2	0	2
Sell		6,248	10/2009	HSBC	29	0	29
Buy		4,009	10/2009	JPM	114	0	114
Buy		1,395	10/2009	RBC	55	0	55
Buy		248	10/2009	RBS	0	(2)	(2)
Buy		6,248	12/2009	HSBC	0	(29)	(29)
Buy	CNY	12,442	03/2010	BCLY	0	(7)	(7)
Buy		492	03/2010	BOA	0	(1)	(1)
Buy		405	03/2010	CITI	0	(1)	(1)
Buy		935	03/2010	DUB	0	(2)	(2)
Buy		31,996	03/2010	HSBC	0	(28)	(28)
Buy		22,172	03/2010	JPM	0	(26)	(26)
Sell		1,325	03/2010	JPM	1	0	1
Buy		27,374	06/2010	BCLY	0	(11)	(11)
Buy		7,540	06/2010	DUB	0	(8)	(8)
Buy		23,467	06/2010	HSBC	0	(31)	(31)
Buy	EUR	5,610	10/2009	BCLY	173	0	173
Buy		6,709	10/2009	BNP	210	0	210
Buy		1,328	10/2009	JPM	51	0	51
Buy		1,697	10/2009	RBS	0	(9)	(9)
Buy	GBP	12,001	10/2009	RBS	0	(811)	(811)
Sell		3,776	10/2009	RBS	14	0	14
Buy	INR	87,774	10/2009	BCLY	34	0	34
Sell		70,753	10/2009	BOA	5	0	5
Buy		43,273	10/2009	CITI	3	0	3
Sell		8,633	10/2009	CITI	0	0	0
Sell		51,661	10/2009	UBS	1	0	1
Buy		115,595	11/2009	BCLY	25	0	25
Buy		85,159	11/2009	HSBC	13	(13)	0
Buy		11,364	11/2009	JPM	5	0	5
Buy		70,753	03/2010	BOA	0	(10)	(10)
Buy		8,633	03/2010	CITI	0	0	0
Buy		51,661	03/2010	UBS	0	(6)	(6)
Buy	JPY	1,330,912	10/2009	BNP	443	0	443
Sell		891,317	10/2009	DUB	0	(400)	(400)
Buy		181,865	10/2009	GSC	26	0	26
Buy		64,145	10/2009	JPM	23	0	23
Buy	KRW	7,053,692	11/2009	BCLY	285	0	285
Buy		25,596	11/2009	BOA	1	0	1
Buy		610,033	11/2009	CITI	37	0	37
Buy		6,039,475	11/2009	HSBC	313	0	313
Buy		1,861,962	11/2009	JPM	124	0	124
Buy		545,754	11/2009	RBS	38	0	38
Buy	MXN	30,701	11/2009	BCLY	30	(44)	(14)
Sell		31,894	11/2009	BCLY	4	(32)	(28)
Sell		39,835	11/2009	BOA	55	0	55
Buy		16,777	11/2009	CITI	26	(3)	23
Sell	MXN	120,615	11/2009	CITI	268	(50)	218
Buy		59,705	11/2009	DUB	9	(49)	(40)
Sell		629	11/2009	DUB	0	(2)	(2)
Buy		101,627	11/2009	HSBC	27	(173)	(146)
Sell		26,082	11/2009	HSBC	60	0	60
Buy		5,447	11/2009	JPM	2	(1)	1
Sell		147,901	11/2009	JPM	135	(34)	101
Buy	PLN	426	11/2009	BCLY	18	0	18
Sell		6,579	11/2009	BCLY	0	(38)	(38)
Buy		132	11/2009	DUB	7	0	7
Sell		1,165	11/2009	GSC	0	(40)	(40)
Buy		8,442	11/2009	HSBC	192	0	192
Sell		957	11/2009	HSBC	0	(38)	(38)
Buy		4,441	11/2009	JPM	41	0	41

See Accompanying Notes	Semiannual Report	September 30, 2009	107

Schedule of Investments  Global Advantage Strategy Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	PLN	321	11/2009	JPM	$0	$(12)	$(12)
Buy	RUB	1,982	11/2009	HSBC	5	0	5
Buy		11,335	11/2009	JPM	28	0	28
Buy	SEK	2,129	10/2009	BNP	35	0	35
Buy		39	10/2009	CITI	1	0	1
Sell		34,275	10/2009	HSBC	3	0	3
Buy		22,435	10/2009	JPM	156	0	156
Buy		9,672	10/2009	RBS	116	(2)	114
Buy		34,275	12/2009	HSBC	0	(3)	(3)
Buy	SGD	1,738	11/2009	BCLY	30	0	30
Buy		1	11/2009	BOA	0	0	0
Buy		315	11/2009	DUB	8	0	8
Buy		4,340	11/2009	HSBC	78	0	78
Buy		1,442	11/2009	JPM	23	0	23
Buy		227	11/2009	RBS	5	0	5
Buy	TWD	89,267	11/2009	BCLY	69	0	69
Buy		15,185	11/2009	CITI	11	0	11
Buy		100,907	11/2009	HSBC	64	0	64
Buy		27,800	11/2009	JPM	9	(2)	7
Buy	ZAR	1,791	11/2009	BCLY	36	0	36
Buy		281	11/2009	DUB	8	0	8
Buy		4,741	11/2009	GSC	65	0	65
Buy		18,331	11/2009	HSBC	181	0	181
Buy		15,573	11/2009	JPM	105	0	105
Buy		2,570	11/2009	UBS	39	0	39

					$5,898	$(5,295)	$603

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Brazil	$0	$40,981	$0	$40,981
France	0	48,079	0	48,079
Japan	0	43,516	0	43,516
Mexico	0	39,956	0	39,956
Netherlands	0	41,754	0	41,754
United States	0	168,265	0	168,265
Other Investments +++	12,354	127,718	0	140,072

Investments, at value	$12,354	$510,269	$0	$522,623

Financial Derivative Instruments ++++	$978	$454	$0	$1,432

Total	$13,332	$510,723	$0	$524,055

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

108	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$978	$0	$0	$0	$0	$978
Unrealized appreciation on foreign currency contracts	0	5,898	0	0	0	5,898
Unrealized appreciation on swap agreements	170	0	68	0	0	238

	$1,148	$5,898	$68	$0	$0	$7,114

Liabilities:
Written options outstanding	$246	$0	$0	$0	$0	$246
Unrealized depreciation on foreign currency contracts	0	5,295	0	0	0	5,295
Unrealized depreciation on swap agreements	23	0	118	0	0	141

	$269	$5,295	$118	$0	$0	$5,682

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$332	$0	$(2)	$0	$0	$330
Net realized gain on foreign currency transactions	0	1,722	0	0	0	1,722

	$332	$1,722	$(2)	$0	$0	$2,052

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$1,695	$0	$(54)	$0	$0	$1,641
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	594	0	0	0	594

	$1,695	$594	$(54)	$0	$0	$2,235

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	109

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AUSTRALIA 7.6%

Bank of Queensland Ltd.
5.500% due 10/22/2012	AUD	700	$614

Bank of Scotland PLC
5.250% due 07/24/2012		500	436

Citigroup Pty Ltd.
5.500% due 06/18/2012		500	440

Commonwealth Bank of Australia
0.573% due 09/17/2014		$1,100	1,098
0.682% due 12/10/2012		800	801
0.925% due 07/12/2013		1,500	1,496
4.500% due 02/20/2014	AUD	1,100	921

Crusade Global Trust
1.001% due 11/19/2037	EUR	246	340

ING Bank Australia Ltd.
3.783% due 08/28/2013	AUD	500	443
3.960% due 06/24/2014		2,000	1,780
5.750% due 08/28/2013		600	526

Macquarie Bank Ltd.
4.100% due 12/17/2013		$1,700	1,791

National Australia Bank Ltd.
1.048% due 07/08/2014		1,000	997

Puma Finance Ltd.
0.489% due 02/21/2038		425	376
3.378% due 08/22/2037	AUD	141	120
3.470% due 07/12/2036		143	123

Superannuation Members Home Loans Global Fund
0.449% due 03/09/2036		$620	604

Torrens Trust
3.590% due 10/19/2038	AUD	742	637

Westpac Banking Corp.
2.900% due 09/10/2014		$900	897

Total Australia (Cost $13,945)			14,440

BERMUDA 0.4%

Merna Reinsurance Ltd.
0.932% due 07/07/2010		$700	681

Total Bermuda (Cost $698)			681

CANADA 2.9%

Broadway Credit Card Trust
5.234% due 06/17/2011	CAD	892	863

Canada Housing Trust No. 1
4.050% due 03/15/2011		500	488
4.600% due 09/15/2011		800	793

Canadian Imperial Bank of Commerce
5.250% due 09/16/2010	EUR	400	603

Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	188

Ford Auto Securitization Trust
4.817% due 10/15/2012		300	276

Master Credit Card Trust
5.297% due 08/21/2012		200	201

Province of Ontario Canada
4.000% due 10/07/2019 (b)		$400	401
5.850% due 03/08/2033	CAD	200	219

Province of Quebec Canada
5.125% due 11/14/2016		$300	327
5.750% due 12/01/2036	CAD	1,000	1,080

Total Canada (Cost $5,165)			5,439

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CAYMAN ISLANDS 0.6%

Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049		$300	$304

MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049	EUR	300	362

Residential Reinsurance 2007 Ltd.
8.111% due 06/07/2010		$500	508

Total Cayman Islands (Cost $1,174)			1,174

DENMARK 1.3%

Nykredit Realkredit A/S
5.000% due 01/01/2010	EUR	700	1,034
6.000% due 10/01/2029	DKK	171	36

Realkredit Danmark A/S
4.100% due 01/01/2038		2,172	414
5.000% due 01/01/2010	EUR	700	1,034

Total Denmark (Cost $2,492)			2,518

FRANCE 14.7%

BNP Paribas Covered Bonds S.A.
4.750% due 05/28/2013	EUR	700	1,106

BNP Paribas Home Loan Covered Bonds S.A.
3.000% due 07/23/2013		600	889

Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 09/17/2010		1,250	1,896
6.117% due 10/29/2049		300	321

Compagnie de Financement Foncier
4.000% due 07/21/2011		1,200	1,823
4.500% due 01/09/2013		700	1,088

Credit Agricole S.A.
6.637% due 05/29/2049		$500	363

Dexia Credit Local
0.939% due 09/23/2011		800	808

France Government Bond
3.750% due 04/25/2021	EUR	1,800	2,648
4.000% due 10/25/2014		1,000	1,560
4.000% due 10/25/2038		600	867
4.250% due 04/25/2019		5,300	8,250
4.750% due 04/25/2035		300	484
5.750% due 10/25/2032		1,100	1,999

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		400	591
2.250% due 06/11/2012		$1,600	1,622
3.375% due 05/05/2014		800	822

Vivendi
5.750% due 04/04/2013		446	463
6.625% due 04/04/2018		100	108

Total France (Cost $26,909)			27,708

GERMANY 5.1%

Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019		$800	872
5.500% due 06/05/2014	AUD	500	434

Republic of Germany Government Bond
4.000% due 01/04/2037	EUR	300	441
4.250% due 07/04/2039		900	1,390
4.750% due 07/04/2034		100	163
4.750% due 07/04/2040		800	1,335

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 01/04/2031	EUR	1,800	$3,169
6.250% due 01/04/2030		900	1,714

Total Germany (Cost $8,717)			9,518

GREECE 0.7%

Republic of Greece Government Bond
4.300% due 03/20/2012	EUR	600	921
5.250% due 05/18/2012		300	473

Total Greece (Cost $1,397)			1,394

IRELAND 0.4%

Argon Capital PLC for Royal Bank of Scotland
8.162% due 10/29/2049	GBP	300	225

Depfa ACS Bank
1.650% due 12/20/2016	JPY	20,000	186

Immeo Residential Finance PLC
0.933% due 12/15/2016	EUR	235	247

Lusitano Mortgages PLC
1.053% due 12/15/2035		86	115

Total Ireland (Cost $815)			773

ITALY 5.4%

Italy Buoni Poliennali Del Tesoro
3.750% due 12/15/2013	EUR	2,200	3,343
4.250% due 10/15/2012		900	1,397
4.250% due 04/15/2013		1,200	1,863
4.250% due 08/01/2013		800	1,245
4.250% due 03/01/2020 (b)		1,300	1,936

Siena Mortgages SpA
1.001% due 12/16/2038		237	341

Total Italy (Cost $10,118)			10,125

JAPAN 1.4%

Japan Government International Bond
2.500% due 09/20/2036	JPY	100,000	1,184
2.500% due 09/20/2037		70,000	831

JLOC Ltd.
0.661% due 02/16/2016		41,058	434

Resona Bank Ltd.
5.850% due 09/29/2049		$100	87

Total Japan (Cost $2,328)			2,536

JERSEY, CHANNEL ISLANDS 0.1%

HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	191	218

Total Jersey, Channel Islands (Cost $387)			218

LIBERIA 0.1%

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010		$100	102

Total Liberia (Cost $101)			102

110	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
LUXEMBOURG 0.6%

Tyco Electronics Group S.A.
5.950% due 01/15/2014		$1,000	$1,042

Total Luxembourg (Cost $907)			1,042

NETHERLANDS 5.4%

Delphinus BV
1.019% due 06/25/2066	EUR	52	75
1.124% due 11/28/2031		175	252

Dutch Mortgage-Backed Securities BV
1.379% due 10/02/2079		641	924

Fortis Bank Nederland Holding NV
3.375% due 05/19/2014		1,200	1,809

LeasePlan Corp. NV
3.250% due 05/22/2014		300	450

Netherlands Government Bond
3.750% due 07/15/2014		200	308
4.500% due 07/15/2017		4,000	6,355

Total Netherlands (Cost $9,667)			10,173

NEW ZEALAND 0.5%

Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$900	914

Total New Zealand (Cost $898)			914

NORWAY 1.0%

DnB NOR Boligkreditt
4.375% due 11/15/2010	EUR	1,275	1,923

Total Norway (Cost $1,955)			1,923

SOUTH KOREA 0.2%

Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	393

Total South Korea (Cost $393)			393

SPAIN 0.3%

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049		$550	485

Total Spain (Cost $559)			485

SUPRANATIONAL 1.8%

European Investment Bank
4.250% due 04/15/2019	EUR	2,100	3,291
5.375% due 05/20/2014	AUD	200	173

Total Supranational (Cost $3,209)			3,464

SWITZERLAND 0.5%

UBS AG
5.750% due 04/25/2018		$956	973

Total Switzerland (Cost $951)			973

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UNITED KINGDOM 6.8%

Barclays Bank PLC
6.050% due 12/04/2017		$765	$771
7.434% due 09/29/2049		600	534
10.179% due 06/12/2021		400	527

Bauhaus Securities Ltd.
1.228% due 10/30/2052	EUR	60	84

British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$800	1,026

HBOS PLC
6.750% due 05/21/2018		446	398

Lloyds Banking Group PLC
5.920% due 09/29/2049		1,300	747

Lloyds TSB Bank PLC
1.597% due 04/02/2012		600	599

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018		1,275	1,349

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012		800	813
9.118% due 03/31/2049		382	353

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		100	98

United Kingdom Gilt
3.750% due 09/07/2019	GBP	2,400	3,859
4.250% due 06/07/2032		100	165
4.250% due 03/07/2036		600	981
4.750% due 12/07/2038		100	178

XL Capital Finance Europe PLC
6.500% due 01/15/2012		$200	205

Total United Kingdom (Cost $12,690)			12,687

UNITED STATES 38.4%

ASSET-BACKED SECURITIES 3.1%

ABSC Manufactured Housing Contract
5.019% due 04/16/2030		$222	213

AFC Home Equity Loan Trust
0.956% due 12/22/2027		10	6

Amortizing Residential Collateral Trust
0.946% due 10/25/2031		10	7

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029		9	5

Bear Stearns Asset-Backed Securities Trust
0.696% due 03/25/2043		7	6
0.906% due 10/25/2032		6	5

Capital Auto Receivables Asset Trust
1.693% due 10/15/2012		700	703

Countrywide Asset-Backed Certificates
0.296% due 08/25/2037		212	192

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032		7	5

First Alliance Mortgage Loan Trust
0.476% due 12/20/2027		38	23

Ford Credit Auto Owner Trust
0.843% due 07/15/2010		96	96
1.143% due 01/15/2011		323	324
1.663% due 06/15/2012		365	369

Franklin Auto Trust
1.246% due 10/20/2011		159	160

GSAMP Trust
0.536% due 03/25/2034		13	13

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Equity Mortgage Trust
5.500% due 01/25/2037		$157	$14

Mid-State Trust
8.330% due 04/01/2030		299	312

Morgan Stanley ABS Capital I
0.356% due 10/25/2036		1,000	661

Nelnet Student Loan Trust
1.034% due 04/27/2015		270	271

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033		36	23

Residential Asset Mortgage Products, Inc.
0.806% due 06/25/2032		9	5

Residential Asset Securities Corp.
0.746% due 07/25/2032		22	10

SLC Student Loan Trust
0.749% due 06/15/2017		510	509

SLM Student Loan Trust
2.004% due 04/25/2023		1,664	1,723

Structured Asset Securities Corp.
0.646% due 05/25/2034		39	34

Vanderbilt Acquisition Loan Trust
5.700% due 09/07/2023		19	19

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		91	87

			5,795

CORPORATE BONDS & NOTES 16.1%

Aetna, Inc.
6.500% due 09/15/2018		300	325

American Express Bank FSB
0.376% due 05/29/2012		100	94
0.394% due 06/12/2012		300	280

American International Group, Inc.
4.875% due 03/15/2067	EUR	300	200
5.850% due 01/16/2018		$500	363
8.000% due 05/22/2038	EUR	1,500	1,207
8.175% due 05/15/2058		$1,300	790
8.250% due 08/15/2018		700	596

AutoZone, Inc.
5.875% due 10/15/2012		100	107

BAE Systems Holdings, Inc.
6.400% due 12/15/2011		200	214

Bank of America Corp.
4.000% due 03/28/2018	EUR	600	777
4.750% due 05/23/2017		400	530
5.750% due 12/01/2017		$320	320

Bear Stearns Cos. LLC
0.559% due 10/02/2009	CAD	500	467
6.400% due 10/02/2017		$1,200	1,307
7.250% due 02/01/2018		1,100	1,258

Boston Scientific Corp.
6.000% due 06/15/2011		200	206
6.400% due 06/15/2016		300	306

Burlington Northern Santa Fe Corp.
5.750% due 03/15/2018		446	485

Citigroup Funding, Inc.
2.125% due 07/12/2012		2,300	2,326

Citigroup, Inc.
5.500% due 10/15/2014		500	500
6.000% due 08/15/2017		1,319	1,303
6.125% due 05/15/2018		1,085	1,070

Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	671

See Accompanying Notes	Semiannual Report	September 30, 2009	111

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CNA Financial Corp.
6.000% due 08/15/2011		$300	$301

Computer Sciences Corp.
5.500% due 03/15/2013		637	674

Constellation Energy Group, Inc.
7.000% due 04/01/2012		319	343

Cytec Industries, Inc.
6.000% due 10/01/2015		637	624

Daimler Finance North America LLC
5.750% due 09/08/2011		100	105

DR Horton, Inc.
6.000% due 04/15/2011		200	203

Erac USA Finance Co.
5.800% due 10/15/2012		700	727

GATX Financial Corp.
5.500% due 02/15/2012		637	655

Goldman Sachs Group, Inc.
1.219% due 05/18/2015	EUR	1,000	1,346
5.250% due 06/01/2016 (j)	CAD	500	479

Health Care REIT, Inc.
5.875% due 05/15/2015		$400	381

Home Depot, Inc.
5.400% due 03/01/2016		637	667

International Business Machines Corp.
1.082% due 07/28/2011		200	202

International Lease Finance Corp.
5.350% due 03/01/2012		200	170

JPMorgan Chase & Co.
5.058% due 02/22/2021	CAD	200	177
6.000% due 01/15/2018		$500	538

JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012		100	96

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	200	285

JPMorgan Chase Capital XX
6.550% due 09/15/2066		$100	93

JPMorgan Chase Capital XXII
6.450% due 01/15/2087		200	181

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)		1,200	207
5.625% due 01/24/2013 (a)		500	91
6.875% due 05/02/2018 (a)		700	128

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		638	674

Masco Corp.
6.125% due 10/03/2016		200	190

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014	EUR	500	661
1.149% due 08/25/2014		100	132

Morgan Stanley
0.960% due 10/18/2016		$200	179

Nabors Industries, Inc.
6.150% due 02/15/2018		637	640

NiSource Finance Corp.
6.800% due 01/15/2019		637	653

RBS Capital Trust I
4.709% due 12/29/2049		100	47

Sabre Holdings Corp.
7.350% due 08/01/2011		200	200

Sara Lee Corp.
6.250% due 09/15/2011		200	216

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sealed Air Corp.
5.625% due 07/15/2013		$200	$203

Sprint Nextel Corp.
6.000% due 12/01/2016		100	90
8.375% due 08/15/2017		1,000	1,000

U.S. Bank N.A.
4.375% due 02/28/2017	EUR	750	1,031

			30,291

MORTGAGE-BACKED SECURITIES 7.5%

American Home Mortgage Assets
0.436% due 05/25/2046		$519	249
0.456% due 10/25/2046		377	170

American Home Mortgage Investment Trust
0.486% due 05/25/2047		437	101

BCAP LLC Trust
0.416% due 01/25/2037		399	188

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035		62	55
2.490% due 08/25/2035		72	63
2.900% due 03/25/2035		134	120
3.753% due 08/25/2033		6	6
4.153% due 05/25/2034		92	85
4.630% due 05/25/2034		46	37
4.648% due 10/25/2033		54	52
5.440% due 05/25/2047		800	526

Bear Stearns Alt-A Trust
0.406% due 02/25/2034		95	67
5.355% due 05/25/2035		38	28
5.508% due 11/25/2035		335	194
5.667% due 11/25/2036		330	198
5.714% due 02/25/2036		1,004	579
6.250% due 08/25/2036		427	203

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036		254	145

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035		174	143
4.748% due 08/25/2035		189	163
5.985% due 09/25/2037		823	512

Countrywide Alternative Loan Trust
0.326% due 09/20/2046		51	51
0.441% due 12/20/2046		390	192
0.456% due 07/20/2046		652	275
0.526% due 02/25/2037		668	347
0.596% due 05/25/2037		88	41
2.401% due 11/25/2035		117	57
2.941% due 11/25/2035		39	21
5.250% due 06/25/2035		81	68
5.869% due 11/25/2035		631	370
5.883% due 02/25/2037		220	140
6.000% due 04/25/2037		147	98
6.126% due 08/25/2036		233	223
6.250% due 08/25/2037		83	42
6.500% due 06/25/2036		185	115

Countrywide Home Loan Mortgage Pass-Through Trust
0.626% due 09/25/2034		98	58
3.885% due 04/20/2035		26	25
3.981% due 08/25/2034		292	211
4.004% due 08/25/2034		26	17

Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037		300	143

CS First Boston Mortgage Securities Corp.
3.877% due 08/25/2033		79	74
6.500% due 04/25/2033		13	11

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033		22	20
4.129% due 12/25/2033		31	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Mortgage Funding Trust
0.516% due 11/25/2045	$21	$11

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	305	280

GSR Mortgage Loan Trust
3.717% due 06/25/2034	85	78
4.116% due 09/25/2035	323	299
4.510% due 03/25/2033	45	44

Harborview Mortgage Loan Trust
0.436% due 01/19/2038	139	71
1.751% due 12/19/2036	242	93
4.244% due 05/19/2033	73	69

Impac CMB Trust
1.246% due 07/25/2033	22	17

Indymac Index Mortgage Loan Trust
5.099% due 09/25/2035	280	183

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	206	183

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,400	1,184

JPMorgan Mortgage Trust
4.376% due 11/25/2033	49	47

MASTR Alternative Loans Trust
0.646% due 03/25/2036	96	46

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	592

Merrill Lynch Mortgage Investors, Inc.
0.496% due 08/25/2036	64	35
4.441% due 02/25/2033	31	27

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	268	233

Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	510	250

Residential Accredit Loans, Inc.
0.396% due 02/25/2047	242	104
0.426% due 06/25/2046	741	351

Residential Asset Securitization Trust
5.750% due 02/25/2036	67	41

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	10	10

Sequoia Mortgage Trust
0.596% due 07/20/2033	180	151

Structured Adjustable Rate Mortgage Loan Trust
3.619% due 04/25/2034	90	77
3.750% due 02/25/2034	34	28

Structured Asset Mortgage Investments, Inc.
0.456% due 05/25/2046	175	98
0.466% due 05/25/2036	421	197
0.466% due 09/25/2047	500	168
0.826% due 07/19/2034	39	29

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	131	120
5.630% due 01/25/2037	300	147

Wachovia Bank Commercial Mortgage Trust
5.572% due 10/15/2048	800	703

WaMu Mortgage Pass-Through Certificates
0.556% due 01/25/2045	99	63
0.786% due 12/25/2027	306	216
1.751% due 02/25/2047	698	364
2.304% due 05/25/2041	18	17
2.723% due 02/27/2034	95	88
2.910% due 06/25/2033	32	28
5.392% due 02/25/2037	434	279

112	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.841% due 07/25/2046	$146	$63

Wells Fargo Mortgage-Backed Securities Trust
3.818% due 04/25/2036	256	224
4.948% due 03/25/2036	352	269

		14,088

MUNICIPAL BONDS & NOTES 1.0%

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	396

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	703

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	325

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	100	8

Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	81

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	384

		1,897

	SHARES
PREFERRED STOCKS 0.8%

DG Funding Trust
0.652% due 12/31/2049	172	1,469

SLM Corp.
0.550% due 01/16/2018	1,800	22

		1,491

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.7%

Fannie Mae
0.346% due 01/25/2021	$122	$120
0.446% due 10/27/2037	1,000	946
0.496% due 06/25/2044	29	29
3.440% due 11/01/2034	324	329
4.943% due 12/01/2034	147	151
5.000% due 08/25/2016 - 03/25/2017	337	347
5.500% due 09/25/2024 - 10/01/2039	5,515	5,763
6.000% due 10/01/2039 - 07/25/2044	3,232	3,407
6.500% due 11/25/2042	304	329

Freddie Mac
0.343% due 02/01/2011 (e)	423	422
0.379% due 03/09/2011	16	16
0.693% due 12/15/2031	2	2
2.251% due 10/25/2044	336	328
4.500% due 12/15/2010 - 07/15/2018	198	205
5.000% due 02/15/2024 - 03/15/2025	65	66
5.325% due 04/01/2037	38	40

Ginnie Mae
0.841% due 02/16/2030	59	59
0.980% due 02/16/2030	54	54
4.125% due 11/20/2021 - 12/20/2026	34	34
4.250% due 01/20/2030	22	23
4.375% due 05/20/2028 - 06/20/2030	84	86
4.625% due 07/20/2022 - 09/20/2026	82	84
6.000% due 09/01/2024 - 08/20/2034	2,678	2,881

Small Business Administration
5.600% due 09/01/2028	836	907
6.640% due 02/01/2011	20	21

Tennessee Valley Authority
5.880% due 04/01/2036	637	735
7.140% due 05/23/2012	637	730

		18,114

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	$403	$404
1.000% due 08/31/ 2011 (g)	15	15

		419

Total United States (Cost $78,692)		72,095

SHORT-TERM INSTRUMENTS 6.9%

CERTIFICATES OF DEPOSIT 0.5%

Barclays Bank PLC
1.109% due 03/22/2011	$900	900

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009	584	584

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $600. Repurchase proceeds are $584.)

U.S. TREASURY BILLS 0.3%
0.208% due 03/11/2010 (e)	590	590

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.8%
	1,090,027	10,914

Total Short-Term Instruments (Cost $12,988)		12,988

Total Investments 103.1% (Cost $197,155)		$193,763

Written Options (i) (0.0%) (Premiums $225)		(101)

Other Assets and Liabilities (Net) (3.1%)		(5,795)

Net Assets 100.0%		$187,867

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Security becomes interest bearing at a future date.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $1,012 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $2,059 at a weighted average interest rate of 0.293%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $419 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Euro-Bobl December Futures	Long	12/2009	10	$1
Euro-Bund 10-Year Bond December Futures Call Options Strike @ EUR 123.500	Short	12/2009	13	1
Euro-Bund 10-Year Bond October Futures Call Options Strike @ EUR 123.000	Short	10/2009	13	5
Japan Government 10-Year Bond December Futures	Long	12/2009	7	52
U.S. Treasury 10-Year Note December Futures	Long	12/2009	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	58	22
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	23	2
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	12	9
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	43	52
United Kingdom Long Gilt December Futures	Long	12/2009	1	1

				$147

See Accompanying Notes	Semiannual Report	September 30, 2009	113

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	GSC	(0.950%	)	09/20/2018	0.718%		$300	$(5)	$0	$(5)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%		100	0	0	0
BAE Systems Holdings, Inc.	UBS	(0.140%	)	12/20/2011	0.484%		200	2	0	2
Barclays Bank PLC	RBS	(2.350%	)	12/20/2017	1.292%		300	(23)	0	(23)
Bear Stearns Cos. LLC	CITI	(1.200%	)	03/20/2018	0.714%		800	(29)	0	(29)
Bear Stearns Cos. LLC	CSFB	(0.760%	)	12/20/2017	0.714%		1,000	(4)	0	(4)
Boston Scientific Corp.	MLP	(0.510%	)	06/20/2011	0.720%		200	1	0	1
Boston Scientific Corp.	UBS	(2.060%	)	06/20/2016	0.860%		300	(22)	0	(22)
British Sky Broadcasting Group PLC	BCLY	(0.700%	)	12/20/2018	0.854%		800	9	0	9
Burlington Northern Santa Fe Corp.	RBS	(0.510%	)	03/20/2018	0.466%		446	(2)	0	(2)
Cleveland Electric Illuminating Co.	RBS	(0.940%	)	06/20/2017	1.255%		637	13	0	13
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%		300	11	0	11
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.224%		637	(9)	0	(9)
Constellation Energy Group, Inc.	JPM	(0.665%	)	06/20/2012	2.104%		319	12	0	12
Cytec Industries, Inc.	DUB	(0.950%	)	12/20/2015	1.521%		637	20	0	20
Daimler Finance N.A. LLC	RBS	(0.620%	)	09/20/2011	0.745%		100	0	0	0
DR Horton, Inc.	BNP	(4.030%	)	06/20/2011	1.271%		200	(10)	0	(10)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	1.044%		700	(37)	0	(37)
GATX Financial Corp.	RBS	(0.605%	)	03/20/2012	1.287%		637	10	0	10
Health Care REIT, Inc.	BCLY	(2.930%	)	06/20/2015	1.904%		400	(21)	0	(21)
Home Depot, Inc.	BOA	(1.100%	)	03/20/2016	0.675%		637	(16)	0	(16)
International Lease Finance Corp.	MLP	(0.130%	)	03/20/2012	9.677%		200	38	0	38
JPMorgan Chase & Co.	DUB	(0.720%	)	03/20/2018	0.714%		100	0	0	0
JPMorgan Chase & Co.	DUB	(0.740%	)	03/20/2018	0.714%		500	(1)	0	(1)
JPMorgan Chase & Co.	RBS	(2.223%	)	03/20/2018	0.714%		300	(33)	0	(33)
JPMorgan Chase & Co.	UBS	(0.730%	)	03/20/2018	0.714%		300	0	0	0
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.452%		638	(19)	0	(19)
Masco Corp.	CSFB	(0.907%	)	12/20/2016	2.125%		200	14	0	14
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.096%		637	21	0	21
NiSource Finance Corp.	MSC	(1.470%	)	03/20/2019	1.526%		637	2	0	2
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.581%		275	(2)	0	(2)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.581%		1,000	(35)	0	(35)
Royal Caribbean Cruises Ltd.	BOA	(0.480%	)	06/20/2010	4.465%		100	3	0	3
Sabre Holdings Corp.	JPM	(0.930%	)	09/20/2011	5.195%		200	16	0	16
Sara Lee Corp.	RBS	(0.630%	)	09/20/2011	0.226%		200	(2)	0	(2)
Sealed Air Corp.	CSFB	(0.500%	)	09/20/2013	0.982%		200	4	0	4
Sprint Nextel Corp.	BNP	(5.000%	)	09/20/2017	3.443%		1,000	(94)	(143)	49
Sprint Nextel Corp.	JPM	(1.065%	)	12/20/2016	3.492%		100	14	0	14
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	1.375%		100	4	0	4
Tyco Electronics Group S.A.	BOA	(1.100%	)	03/20/2014	0.880%		1,000	(10)	80	(90)
UBS AG	BCLY	(2.300%	)	03/20/2014	0.904%	EUR	400	(35)	0	(35)
UBS AG	BOA	(2.280%	)	06/20/2018	1.012%		$100	(9)	0	(9)
UBS AG	DUB	(2.080%	)	03/20/2014	0.904%	EUR	200	(15)	0	(15)
Vivendi	BNP	(1.742%	)	06/20/2013	1.127%		$200	(4)	0	(4)
Vivendi	BNP	(1.780%	)	06/20/2013	1.127%		100	(2)	0	(2)
Vivendi	BNP	(1.820%	)	06/20/2013	1.127%		146	(4)	0	(4)
Vivendi	JPM	(1.500%	)	06/20/2018	1.308%		100	(1)	0	(1)
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%		200	5	0	5

								$(245)	$(63)	$(182)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-7 10-Year Index	BOA	(0.650%	)	12/20/2016	$6,026	$249	$(43)	$292
CDX.IG-7 10-Year Index	MSC	(0.650%	)	12/20/2016	486	20	(3)	23
CDX.IG-8 10-Year Index	DUB	(0.600%	)	06/20/2017	5,661	258	43	215
CDX.IG-8 10-Year Index	GSC	(0.600%	)	06/20/2017	2,928	133	71	62
CDX.IG-9 10-Year Index	DUB	(0.800%	)	12/20/2017	1,562	61	58	3
CDX.IG-10 10-Year Index	GSC	(1.500%	)	06/20/2018	585	(4)	(20)	16
CDX.IG-10 10-Year Index	MSC	(1.500%	)	06/20/2018	488	(4)	(7)	3
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	3,600	15	141	(126)
CDX.IG-12 10-Year Index	GSC	(1.000%	)	06/20/2019	2,800	45	115	(70)

						$773	$355	$418

114	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE AA 06-1 Index	CSFB	0.320%	07/25/2045	$400	$(286)	$(120)	$(166)
ABX.HE AAA 06-2 Index	DUB	0.110%	05/25/2046	497	(289)	(152)	(137)

					$(575)	$(272)	$(303)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	3,000	$174	$(3)	$177
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		6,300	355	(7)	362
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		3,500	221	4	217
Pay	1-Month EUR-FRCPXTOB Index	1.948%	03/15/2012	BCLY		500	17	0	17
Pay	1-Month EUR-FRCPXTOB Index	1.950%	03/30/2012	RBS		600	18	0	18
Pay	1-Month EUR-FRCPXTOB Index	2.080%	06/15/2012	GSC		1,600	59	0	59
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC	BRL	1,900	2	6	(4)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC		2,400	(1)	0	(1)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		1,200	(1)	0	(1)
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	DUB	AUD	1,600	4	1	3
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	1,700	29	(5)	34
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	DUB	EUR	8,900	108	49	59
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	JPM		900	11	6	5
Pay	6-Month EUR-LIBOR	3.000%	09/15/2012	RBS		6,100	75	36	39
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CITI	GBP	200	(2)	(11)	9
Pay	6-Month GBP-LIBOR	3.500%	03/17/2015	CSFB		500	(4)	(16)	12
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	GSC		1,700	93	36	57
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	JPM		500	28	2	26
Pay	6-Month GBP-LIBOR	4.500%	03/17/2020	RBS		1,000	55	2	53
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	BOA	JPY	450,000	28	(10)	38
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	RBS		980,000	61	18	43
Pay	6-Month JPY-LIBOR	1.000%	12/16/2014	UBS		890,000	55	7	48
Pay	6-Month JPY-LIBOR	1.500%	12/16/2016	BCLY		380,000	109	76	33
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MLP	MXN	1,900	2	1	1

							$1,496	$192	$1,304

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$115.000	11/20/2009	24	$16	$9
Put - CME 90-Day Eurodollar March Futures	98.500	03/15/2010	142	56	23

				$72	$32

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$4,200	$20	$8
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	5	1
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	6,000	39	11
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	5,700	45	3

							$109	$23

See Accompanying Notes	Semiannual Report	September 30, 2009	115

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus BRL	BRL	2.095	03/18/2010	$400	$8	$8
Call - OTC USD versus MXN	MXN	14.950	03/18/2010	700	14	16
Call - OTC USD versus KRW	KRW	1,320.000	03/18/2010	700	11	9
Call - OTC USD versus KRW		1,500.000	09/01/2010	300	3	3
Call - OTC USD versus MXN	MXN	16.250	09/22/2010	300	8	10

					$44	$46

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	171	$44,500	EUR	7,900	$807
Sales	355	23,600		0	311
Closing Buys	(220)	(37,000)		(4,900)	(758)
Expirations	(140)	(11,800)		(3,000)	(135)
Exercised	0	0		0	0

Balance at 09/30/2009	166	$19,300	EUR	0	$225

(j)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Goldman Sachs Group, Inc.	5.250%	06/01/2016	11/03/2006	$450	$479	0.25%

(k)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (6)
Citigroup Funding, Inc.	2.125%	07/12/2012	$2,300	$2,327	$2,340
Fannie Mae	5.500%	11/01/2039	5,000	5,189	5,213
Fannie Mae	6.000%	11/01/2039	3,000	3,149	3,155

				$10,665	$10,708

(6)	Market value includes $12 of interest payable on short sales.

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	1,116	10/2009	CITI	$0	$(15)	$(15)
Buy		24	10/2009	JPM	1	0	1
Sell		6,416	10/2009	JPM	0	(63)	(63)
Sell		6,440	10/2009	RBS	0	(325)	(325)
Buy	BRL	1,083	10/2009	BOA	29	0	29
Sell		27	10/2009	CITI	0	(2)	(2)
Sell		2,165	10/2009	DUB	0	(72)	(72)
Buy		651	10/2009	HSBC	14	0	14
Buy		27	10/2009	JPM	1	0	1
Buy		2,165	02/2010	DUB	72	0	72
Buy	CAD	1,568	10/2009	CITI	26	0	26
Sell		6,827	10/2009	CITI	0	(65)	(65)
Sell		1,607	10/2009	HSBC	0	(20)	(20)
Buy		1,500	10/2009	RBC	27	0	27
Buy		652	10/2009	RBS	0	(2)	(2)
Sell	CLP	11,032	11/2009	BCLY	0	(1)	(1)
Buy		8,300	11/2009	CITI	1	0	1
Buy	CNY	525	11/2009	BCLY	0	0	0
Sell		4,898	11/2009	BCLY	1	0	1
Buy		1,304	11/2009	BOA	0	0	0
Buy		6,973	11/2009	JPM	0	(1)	(1)
Sell		3,905	11/2009	UBS	2	0	2
Buy		1,296	03/2010	BOA	0	0	0
Buy		617	03/2010	JPM	0	(1)	(1)
Buy		2,234	05/2010	BCLY	0	(35)	(35)
Sell		4,753	05/2010	BCLY	0	(35)	(35)
Buy		2,519	05/2010	MLP	0	(38)	(38)

116	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CNY	3,876	06/2010	BCLY	$0	$(4)	$(4)
Buy		2,657	06/2010	HSBC	0	(2)	(2)
Buy		4,898	11/2010	BCLY	0	(10)	(10)
Buy		3,905	11/2010	UBS	0	(9)	(9)
Sell	DKK	2,426	10/2009	RBS	0	(21)	(21)
Sell		2,426	12/2009	HSBC	0	0	0
Sell	EUR	14,998	10/2009	BCLY	0	(463)	(463)
Sell		17,935	10/2009	BNP	0	(562)	(562)
Buy		5,824	10/2009	RBC	0	(22)	(22)
Sell		3,599	10/2009	RBC	31	(47)	(16)
Buy		60	10/2009	RBS	0	(1)	(1)
Sell		9,410	10/2009	RBS	74	0	74
Sell		553	10/2009	UBS	5	0	5
Sell	GBP	647	10/2009	BNP	47	0	47
Sell		23	10/2009	JPM	1	0	1
Sell		2,788	10/2009	RBS	104	0	104
Sell	HKD	81	12/2009	DUB	0	0	0
Sell		166	12/2009	JPM	0	0	0
Sell		73	12/2009	MSC	0	0	0
Buy	IDR	3,247,230	01/2010	BCLY	0	(1)	(1)
Buy		3,428,750	09/2010	JPM	5	0	5
Buy	INR	12	10/2009	BCLY	0	0	0
Buy		36	10/2009	CITI	0	0	0
Sell		82	10/2009	CITI	0	0	0
Buy		12	10/2009	HSBC	0	0	0
Buy		12	10/2009	JPM	0	0	0
Buy		11	10/2009	MSC	0	0	0
Buy		82	03/2010	CITI	0	0	0
Buy	JPY	245,705	10/2009	BCLY	62	0	62
Sell		618,030	10/2009	BNP	0	(206)	(206)
Buy		32,301	10/2009	CITI	8	0	8
Sell		18,918	10/2009	HSBC	0	(4)	(4)
Buy		69,246	10/2009	RBS	11	0	11
Sell	KRW	3,032	11/2009	BCLY	0	0	0
Buy		350,096	11/2009	BOA	13	0	13
Sell		108	11/2009	BOA	0	0	0
Sell		2,570	11/2009	CITI	0	0	0
Buy		77,679	11/2009	HSBC	3	0	3
Sell		413,242	11/2009	HSBC	0	(21)	(21)
Buy		736,357	11/2009	JPM	23	0	23
Sell		2,299	11/2009	RBS	0	0	0
Buy		210,714	02/2010	JPM	5	0	5
Buy	MXN	1,371	11/2009	DUB	0	(1)	(1)
Buy		5,885	11/2009	HSBC	0	(2)	(2)
Buy		5,152	11/2009	JPM	0	(3)	(3)
Sell		18	11/2009	JPM	0	0	0
Buy	MYR	4	11/2009	BCLY	0	0	0
Buy		2	11/2009	DUB	0	0	0
Buy		6	11/2009	JPM	0	0	0
Buy		1	02/2010	CITI	0	0	0
Buy	NOK	1,736	10/2009	BCLY	8	0	8
Buy		1,933	10/2009	RBS	17	0	17
Buy		3,669	12/2009	HSBC	5	0	5
Sell	NZD	45	10/2009	CITI	0	(1)	(1)
Sell		45	10/2009	RBC	0	0	0
Sell	PHP	294	11/2009	DUB	0	0	0
Sell	SEK	264	10/2009	RBS	0	(4)	(4)
Sell		264	12/2009	HSBC	0	0	0
Buy	SGD	2	11/2009	BCLY	0	0	0
Buy		6	11/2009	DUB	0	0	0
Buy		3	11/2009	RBS	0	0	0
Buy	TWD	123	11/2009	BCLY	0	0	0
Buy		61	11/2009	CITI	0	0	0
Sell	ZAR	4	11/2009	BCLY	0	0	0

					$596	$(2,059)	$(1,463)

See Accompanying Notes	Semiannual Report	September 30, 2009	117

Schedule of Investments  Global Bond Fund (U.S. Dollar-Hedged)  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Australia	$0	$14,440	$0	$14,440
France	0	27,708	0	27,708
Germany	0	9,518	0	9,518
Italy	0	10,125	0	10,125
Netherlands	0	10,173	0	10,173
United Kingdom	0	12,687	0	12,687
United States	0	71,149	946	72,095
Short-Term Instruments	10,914	2,074	0	12,988
Other Investments +++	0	23,072	957	24,029

Investments, at value	$10,914	$180,946	$1,903	$193,763

Short Sales, at value	$0	$(10,708)	$0	$(10,708)

Financial Derivative Instruments ++++	$147	$(327)	$0	$(180)

Total	$11,061	$169,911	$1,903	$182,875

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Australia	$996	$(170)	$2	$(16)	$202	$(1,014)	$0	$0
United States	242	(75)	1	4	87	687	946	45
Other Investments +++	0	260	1	0	52	644	957	36

Investments, at value	$1,238	$15	$4	$(12)	$341	$317	$1,903	$81

Financial Derivative Instruments ++++	$719	$0	$0	$0	$113	$(832)	$0	$0

Total	$1,957	$15	$4	$(12)	$454	$(515)	$1,903	$81

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$147	$0	$0	$0	$0	$147
Unrealized appreciation on foreign currency contracts	0	596	0	0	0	596
Unrealized appreciation on swap agreements	1,309	0	863	0	0	2,172

	$1,456	$596	$863	$0	$0	$2,915

Liabilities:
Written options outstanding	$55	$46	$0	$0	$0	$101
Unrealized depreciation on foreign currency contracts	0	2,059	0	0	0	2,059
Unrealized depreciation on swap agreements	5	0	930	0	0	935

	$60	$2,105	$930	$0	$0	$3,095

118	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$15	$0	$0	$0	$0	$15
Net realized gain (loss) on futures contracts, written options and swaps	(3,240)	0	906	0	0	(2,334)
Net realized (loss) on foreign currency transactions	0	(5,288)	0	0	0	(5,288)

	$(3,225)	$(5,288)	$906	$0	$0	$(7,607)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(18)	$0	$0	$0	$0	$(18)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	4,845	(1)	(4,045)	0	0	799
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(132)	0	0	0	(132)

	$4,827	$(133)	$(4,045)	$0	$0	$649

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	119

Schedule of Investments  GNMA Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 150.9%

Fannie Mae
4.000% due 08/01/2020 - 10/01/2039	$86,715	$86,856
4.500% due 10/01/2024 - 10/01/2039	91,700	93,444
4.925% due 09/01/2021	9	9
5.000% due 10/01/2024 - 11/01/2039	42,106	43,684
5.351% due 03/01/2018	11	11
5.500% due 12/01/2020 - 03/01/2039	77,067	80,924
6.000% due 09/01/2021 - 10/01/2039	69,550	73,541
6.272% due 03/25/2039	14,168	14,748
6.500% due 10/01/2039	200	214

Freddie Mac
3.700% due 05/01/2031	10	11
3.796% due 05/01/2019	9	9
4.000% due 05/01/2039 - 09/01/2039	135,937	134,649
4.575% due 06/01/2030	3	3
5.000% due 11/01/2036	3,650	3,785
5.500% due 09/01/2038 - 10/01/2039	1,189	1,246
6.000% due 02/01/2039	185	196
7.500% due 08/15/2029 (a)	25	5

Ginnie Mae
0.386% due 02/20/2037	55,494	54,317
0.441% due 01/16/2031	2,281	2,272
0.491% due 08/16/2032	1,214	1,197
0.530% due 02/16/2032	31	31
0.541% due 12/16/2026 - 08/16/2031	589	576
0.706% due 11/16/2045 (a)	159,341	5,897
0.750% due 05/16/2027	57	57
0.780% due 11/16/2029	3,285	3,277
0.791% due 04/16/2032	209	207
0.830% due 07/16/2028	104	104
0.980% due 05/16/2029	241	240
1.359% due 01/16/2030 - 02/16/2030	9,966	10,143
1.403% due 05/20/2058	89,440	83,457
1.581% due 08/20/2058	47,156	43,585
2.625% due 02/20/2035	121	121
3.000% due 02/20/2034 - 02/20/2059	14,490	14,770
3.157% due 05/20/2039	9,802	10,010
3.290% due 05/20/2039	12,361	12,623
3.500% due 01/20/2034	1,054	1,063
3.750% due 01/20/2031 - 03/20/2032	292	296
4.000% due 06/20/2038 - 09/15/2039	114,471	113,458
4.125% due 12/20/2017 - 10/20/2030	4,492	4,579
4.250% due 02/20/2030	818	836
4.375% due 06/20/2021 - 05/20/2032	7,219	7,380
4.500% due 05/20/2016 - 10/01/2039	241,451	245,268
4.625% due 07/20/2018 - 09/20/2035	13,236	13,562
5.000% due 02/20/2034 - 10/01/2039	217,923	225,498
5.500% due 04/15/2025 - 11/01/2039	89,830	94,154
6.000% due 06/15/2028 - 11/01/2039	301,426	318,021
6.000% due 08/15/2038 (g)	27,517	29,112
6.500% due 12/15/2023 - 10/01/2039	126,530	134,348
7.500% due 10/15/2022 - 06/15/2032	3,452	3,754

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Small Business Administration
5.600% due 09/01/2028	$4,968	$5,392
7.449% due 08/01/2010	23	23

Total U.S. Government Agencies (Cost $1,952,406)		1,972,963

U.S. TREASURY OBLIGATIONS 1.9%

U.S. Treasury Notes
0.875% due 05/31/2011 (g)	333	334
3.000% due 09/30/2016	23,800	23,906

Total U.S. Treasury Obligations (Cost $24,211)		24,240

MORTGAGE-BACKED SECURITIES 6.8%

Bear Stearns Commercial Mortgage Securities
0.555% due 09/11/2042 (a)	22,753	302
5.700% due 06/11/2050	4,000	3,552
5.908% due 06/11/2040	6,400	5,863

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	6,108	3,485

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.617% due 10/15/2048 (a)	163,066	2,394
5.322% due 12/11/2049	5,000	4,194

Credit Suisse Mortgage Capital Certificates
0.772% due 09/15/2039 (a)	92,865	1,791
5.467% due 09/15/2039	12,200	10,401
5.694% due 04/16/2049	10,000	8,510

CS First Boston Mortgage Securities Corp.
0.416% due 08/15/2038 (a)	6,919	49
0.950% due 03/25/2032	48	40

GMAC Commercial Mortgage Securities, Inc.
0.091% due 05/10/2040 (a)	128,654	43

GS Mortgage Securities Corp. II
0.972% due 01/10/2040 (a)	141,291	505

JPMorgan Alternative Loan Trust
0.746% due 06/27/2037	13,307	10,105

JPMorgan Chase Commercial Mortgage Securities Corp.
0.618% due 07/15/2019	6,989	5,478
5.305% due 01/15/2049	6,000	5,746
6.162% due 05/12/2034	4,720	4,979

LB-UBS Commercial Mortgage Trust
0.336% due 11/15/2040 (a)	66,991	322
1.233% due 03/15/2036 (a)	2,817	39

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	8,000	6,467
5.172% due 12/12/2049	9,000	7,605

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	1,473	1,269

Morgan Stanley Capital I
0.690% due 11/12/2041 (a)	41,253	549
0.979% due 04/15/2038 (a)	47,118	749

Structured Asset Mortgage Investments, Inc.
0.906% due 09/19/2032	120	88

Thornburg Mortgage Securities Trust
0.376% due 07/25/2036	4,309	4,022

Total Mortgage-Backed Securities (Cost $91,936)		88,547

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 5.9%

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	$19	$12

BA Credit Card Trust
0.443% due 01/15/2013	4,300	4,285

Centex Home Equity
0.546% due 01/25/2032	30	22

Chase Issuance Trust
0.283% due 04/15/2013	698	694
4.260% due 05/15/2013	15,800	16,543
4.550% due 03/15/2013	7,139	7,457

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	24	17

Citibank Omni Master Trust
1.436% due 12/23/2013	3,300	3,298

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,440	1,138

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	6,000	6,061

Home Equity Asset Trust
0.846% due 11/25/2032	2	1

Massachusetts Educational Financing Authority
1.454% due 04/25/2038	5,555	5,577

Saxon Asset Securities Trust
0.766% due 08/25/2032	6	5

SLM Student Loan Trust
1.804% due 01/25/2018	4,780	4,902
2.004% due 04/25/2023	6,051	6,291

South Carolina Student Loan Corp.
0.861% due 09/02/2014	1,313	1,315
0.911% due 03/01/2018	6,500	6,521
1.111% due 03/02/2020	8,400	8,372
1.361% due 09/03/2024	4,300	4,291

Structured Asset Securities Corp.
0.536% due 01/25/2033	82	49

Total Asset-Backed Securities (Cost $75,479)		76,851

SHORT-TERM INSTRUMENTS 1.0%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	2,000	2,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,533	2,533
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $2,585. Repurchase proceeds are $2,533.)

		4,533

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)	340	340

U.S. TREASURY BILLS 0.1%
0.213% due 02/25/2010 - 03/25/2010 (b)(d)(e)	1,640	1,638

120	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.6%
723,810	$7,248

Total Short-Term Instruments (Cost $13,759)	13,759

Total Investments 166.5% (Cost $2,157,791)	$2,176,360

Written Options (i) (0.1%) (Premiums $1,873)	(1,116)

Other Assets and Liabilities (Net) (66.4%)	(868,251)

Net Assets 100.0%	$1,306,993

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $529 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $1,449 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $10,000 at a weighted average interest rate of 0.35%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $713 and cash of $40 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	671	$1,845

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$297	$0	$297

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$2,801	$2,547	$364	$2,183
CMBX.NA AAA 2 Index	MSC	(0.070%	)	03/15/2049	4,750	591	1,058	(467)
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,250	452	184	268
CMBX.NA AAA 4 Index	CSFB	(0.350%	)	02/17/2051	6,400	1,285	1,324	(39)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	5,000	1,004	1,755	(751)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	4,000	803	760	43
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	2,000	402	379	23
CMBX.NA AAA 5 Index	DUB	(0.350%	)	02/15/2051	18,000	3,615	2,970	645
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051	5,000	1,004	906	98

						$11,703	$9,700	$2,003

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$793	$(743)	$(426)	$(317)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	495	(464)	(270)	(194)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	258	(237)	(75)	(162)

					$(1,444)	$(771)	$(673)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2009	121

Schedule of Investments  GNMA Fund  (Cont.)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$32,000	$176	$43
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	23,500	138	44
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	26,000	169	81
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009	89,900	427	574
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	87,000	963	374

							$1,873	$1,116

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	648	$63,800	$477
Sales	217	258,400	1,922
Closing Buys	(217)	(6,000)	(70)
Expirations	(648)	(57,800)	(456)
Exercised	0	0	0

Balance at 09/30/2009	0	$258,400	$1,873

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2024	$30,000	$30,414	$30,516
Fannie Mae	4.000%	10/01/2039	52,000	50,976	51,496
Fannie Mae	4.500%	10/01/2039	21,000	21,275	21,269
Fannie Mae	5.000%	10/01/2024	25,000	26,192	26,215
Fannie Mae	5.000%	10/01/2039	4,000	4,094	4,134
Fannie Mae	5.000%	11/01/2039	52,000	53,447	53,519
Fannie Mae	5.500%	10/01/2024	700	737	740
Fannie Mae	5.500%	10/01/2039	17,000	17,801	17,784
Fannie Mae	5.500%	11/01/2039	130,900	136,007	136,484
Fannie Mae	6.000%	10/01/2039	57,000	59,966	60,126
Freddie Mac	4.000%	10/01/2039	136,000	132,615	134,512
Freddie Mac	5.000%	11/01/2039	3,000	3,091	3,089
Ginnie Mae	4.000%	10/01/2039	80,000	78,385	79,125
Ginnie Mae	5.500%	10/01/2039	43,000	45,096	45,157

				$660,096	$664,166

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$1,889,506	$83,457	$1,972,963
Mortgage-Backed Securities	0	80,037	8,510	88,547
Asset-Backed Securities	0	76,851	0	76,851
Other Investments +++	7,248	30,751	0	37,999

Investments, at value	$7,248	$2,077,145	$91,967	$2,176,360

Short Sales, at value	$0	$(664,166)	$0	$(664,166)

Financial Derivative Instruments ++++	$1,845	$214	$297	$2,356

Total	$9,093	$1,413,193	$92,264	$1,514,550

122	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$91,318	$46,667	$67	$839	$876	$(56,310)	$83,457	$551
Mortgage-Backed Securities	0	8,495	22	0	(7)	0	8,510	(7)

Investments, at value	$91,318	$55,162	$89	$839	$869	$(56,310)	$91,967	$544

Financial Derivative Instruments ++++	$447	$0	$0	$0	$(900)	$750	$297	$(150)

Total	$91,765	$55,162	$89	$839	$(31)	$(55,560)	$92,264	$394

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,845	$0	$0	$0	$0	$1,845
Unrealized appreciation on swap agreements	0	0	3,557	0	0	3,557

	$1,845	$0	$3,557	$0	$0	$5,402

Liabilities:
Written options outstanding	$1,116	$0	$0	$0	$0	$1,116
Unrealized depreciation on swap agreements	0	0	1,930	0	0	1,930

	$1,116	$0	$1,930	$0	$0	$3,046

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(20)	$0	$0	$0	$0	$(20)
Net realized gain (loss) on futures contracts, written options and swaps	646	0	(920)	0	0	(274)

	$626	$0	$(920)	$0	$0	$(294)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$20	$0	$0	$0	$0	$20
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	3,551	0	(767)	0	0	2,784

	$3,571	$0	$(767)	$0	$0	$2,804

^	See note 2 in the Notes to Financial Statements for additional information.
^^

The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	123

Schedule of Investments Government Money Market Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 9.0%

Fannie Mae
3.250% due 02/10/2010	$1,000	$1,008
3.875% due 02/15/2010	150	152
7.125% due 06/15/2010	300	313

Federal Farm Credit Bank
0.340% due 03/03/2010	1,400	1,400

Federal Home Loan Bank
0.645% due 04/21/2010	360	361
4.875% due 05/14/2010	820	842

Freddie Mac
3.125% due 02/04/2010	1,000	1,007
4.125% due 07/12/2010	430	442
6.875% due 09/15/2010	700	743
7.000% due 03/15/2010	250	257

Total U.S. Government Agencies (Cost $6,525)		6,525

SHORT-TERM INSTRUMENTS 90.9%

COMMERCIAL PAPER 62.0%

Fannie Mae
0.275% due 12/31/2009	1,500	1,499
0.310% due 01/11/2010	4,750	4,746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
0.230% due 07/09/2010	$13,000	$13,003
0.310% due 01/20/2010	2,500	2,498
0.358% due 02/01/2010	2,450	2,447
0.520% due 06/01/2010	500	500
0.710% due 01/27/2010	800	801
0.790% due 03/11/2010	6,000	6,016

Freddie Mac
0.250% due 03/01/2010	1,300	1,299
0.357% due 03/31/2010	1,000	998
0.410% due 03/16/2010	7,200	7,186
0.560% due 01/08/2010	3,600	3,604
0.660% due 01/22/2010	360	360

		44,957

REPURCHASE AGREEMENTS 28.9%

Barclays Capital, Inc.
0.080% due 10/01/2009	13,000	13,000
(Dated 09/30/2009. Collateralized by JPMorgan Chase & Co. 1.650% due 02/23/2011 valued at $13,392. Repurchase proceeds are $13,000.)
0.130% due 10/05/2009	5,100	5,100
(Dated 09/30/2009. Collateralized by Freddie Mac 0.389% due 05/04/2011 valued at $5,247. Repurchase proceeds are $5,100.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Bank N.A.
0.040% due 10/01/2009	$2,300	$2,300
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $2,358. Repurchase proceeds are $2,300.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	561	561
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $575. Repurchase proceeds are $561.)

		20,961

Total Short-Term Instruments (Cost $65,918)		65,918

Total Investments 99.9% (Cost $72,443)		$72,443

Other Assets and Liabilities (Net) 0.1%		43

Net Assets 100.0%		$72,486

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$6,525	$0	$6,525
Short-Term Instruments	0	65,918	0	65,918

Investments, at value	$0	$72,443	$0	$72,443

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

124	PIMCO Funds	See Accompanying Notes

Schedule of Investments High Yield Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 4.2%

AES Corp.
6.520% due 03/31/2010	$1,080	$972

Allison Transmission, Inc.
3.000% due 08/07/2014	3,766	3,302

CSC Holdings, Inc.
9.750% due 08/01/2013	19,750	20,663

Daimler Finance North America LLC
4.250% due 08/03/2012	57,792	55,712

Delphi Corp.
8.500% due 06/30/2020	9,000	5,157
9.250% due 10/07/2009	621	620

Dex Media West LLC
7.000% due 10/13/2014 (a)	944	812

Ford Motor Co.
3.250% due 12/16/2013	2,890	2,577
3.510% due 12/16/2013	47,643	42,479

Freescale Semiconductor, Inc.
12.500% due 12/15/2014	3,311	3,345

Georgia-Pacific Corp.
2.282% due 12/20/2012	74	71
2.302% due 12/20/2012	1	1
2.464% due 12/20/2012	97	93

Harrah’s Operating Co., Inc.
3.504% due 01/28/2015	807	655

Headwaters, Inc.
5.600% due 04/30/2011	1,390	1,381

Idearc, Inc.
4.250% due 11/17/2014 (a)	7,688	3,295

Ineos Group Holdings PLC
7.001% due 10/07/2012	8,677	7,105

Intelsat Ltd.
2.749% due 02/01/2014	20,750	17,430

Local Insight
6.250% due 04/23/2015	4,568	3,575

Nuveen Investments, Inc.
3.488% due 11/13/2014	1,779	1,545
3.504% due 11/01/2014	1,801	1,564

RH Donnelley Corp.
6.750% due 06/30/2024	629	539
6.750% due 06/30/2024 (a)	2,540	2,178

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014	155,031	122,173
3.782% due 10/10/2014	458	362

Tribune Co.
5.000% due 06/04/2024 (a)	6,212	3,065
5.250% due 06/04/2024 (a)	8,522	4,122
8.375% due 06/04/2024 (a)	4,822	2,425

Verso Paper Holdings LLC
6.733% due 02/01/2013	986	288
7.483% due 02/01/2013	71	21

Weather Investments II SARL
7.699% due 10/26/2014	3,000	3,029

West Corp.
7.250% due 10/24/2013	2,955	2,799

Total Bank Loan Obligations (Cost $336,254)		313,355

CORPORATE BONDS & NOTES 78.2%

BANKING & FINANCE 23.8%

AES Ironwood LLC
8.857% due 11/30/2025	65,239	60,183

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AES Red Oak LLC
8.540% due 11/30/2019	$27,472	$26,030
9.200% due 11/30/2029	3,795	3,520

American General Finance Corp.
4.625% due 09/01/2010	12,750	11,689
4.875% due 05/15/2010	3,000	2,882
6.900% due 12/15/2017	8,200	5,743

American International Group, Inc.
0.392% due 03/20/2012	1,510	1,271
0.536% due 01/29/2010	1,150	1,142
0.671% due 09/27/2010	13,000	11,698
4.950% due 03/20/2012	47,300	42,589
5.050% due 10/01/2015	4,600	3,413
5.375% due 10/18/2011	22,375	20,712
5.450% due 05/18/2017	7,385	5,362
5.850% due 01/16/2018	20,100	14,574
6.250% due 05/01/2036	4,500	2,925
8.175% due 05/15/2058	7,125	4,328
8.250% due 08/15/2018	76,825	65,385

ASIF Global Financing XIX
4.900% due 01/17/2013	5,401	4,909

ASIF I
0.654% due 07/26/2010	6,000	5,671

Bank of America Institutional Capital B
7.700% due 12/31/2026	426	398

Barclays Bank PLC
5.926% due 09/29/2049	3,600	2,700
6.050% due 12/04/2017	19,175	19,328
6.860% due 09/29/2049	1,600	1,256
7.434% due 09/29/2049	10,400	9,256
10.179% due 06/12/2021	38,820	51,118

Buffalo Thunder Development Authority
9.375% due 12/15/2014 (a)(h)	2,650	484

C10 Capital SPV Ltd.
6.722% due 12/31/2049	5,000	3,957

Caelus Re Ltd.
6.611% due 06/07/2011	4,000	3,805

Capital One Bank USA N.A.
8.800% due 07/15/2019 (i)	10,800	12,506

Capital One Capital V
10.250% due 08/15/2039	3,500	3,877

CIT Group, Inc.
5.400% due 03/07/2013	4,675	3,000

Citigroup Capital XXI
8.300% due 12/21/2057	19,500	17,526

Citigroup Funding, Inc.
2.800% due 08/31/2012	8,000	7,639

Citigroup, Inc.
0.579% due 06/09/2016	16,800	13,992
4.875% due 05/07/2015 (i)	46,805	43,775
5.000% due 09/15/2014 (i)	29,100	27,733
6.125% due 05/15/2018	4,450	4,389
8.500% due 05/22/2019 (i)	25,000	28,268

El Paso Performance-Linked Trust
7.750% due 07/15/2011	33,630	34,528

First Horizon National Corp.
4.500% due 05/15/2013	1,250	1,099

Ford Motor Credit Co. LLC
7.000% due 10/01/2013	82,580	77,603
7.200% due 09/27/2010	7,000	7,000
7.375% due 02/01/2011	4,425	4,403
7.800% due 06/01/2012	14,300	13,829
7.875% due 06/15/2010	23,700	23,808
8.000% due 06/01/2014	28,550	27,473
8.000% due 12/15/2016	14,500	13,476
9.875% due 08/10/2011	5,000	5,074

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	$8,300	$9,088

GMAC LLC
2.561% due 12/01/2014	500	378
6.625% due 05/15/2012	175	160
6.750% due 12/01/2014	4,649	3,922
7.000% due 02/01/2012	1,200	1,106
7.500% due 12/31/2013	1,582	1,400
8.000% due 11/01/2031	20,740	16,618

Goldman Sachs Group, Inc.
6.750% due 10/01/2037 (i)	35,875	37,142

HBOS PLC
6.750% due 05/21/2018	16,100	14,381

HCP, Inc.
5.625% due 02/28/2013	700	693
5.650% due 12/15/2013	5,250	5,201
5.950% due 09/15/2011	1,000	1,028
6.000% due 01/30/2017	2,000	1,871

ILFC E-Capital Trust II
6.250% due 12/21/2065	38,640	19,900

International Lease Finance Corp.
0.627% due 05/24/2010	1,720	1,639
0.927% due 07/01/2011	5,000	4,368
4.550% due 10/15/2009	1,000	997
4.750% due 01/13/2012	7,700	6,535
4.875% due 09/01/2010 (i)	2,810	2,635
5.000% due 04/15/2010	7,400	7,188
5.350% due 03/01/2012	4,250	3,615
5.400% due 02/15/2012	4,250	3,654
5.450% due 03/24/2011	10,060	9,277
5.750% due 06/15/2011	20,750	18,909
5.875% due 05/01/2013	9,275	7,303
6.375% due 03/25/2013	8,000	6,422
6.625% due 11/15/2013	11,100	8,812

JPMorgan Chase & Co.
7.900% due 04/29/2049	32,050	30,867

JPMorgan Chase Capital XVIII
6.950% due 08/01/2066	1,000	962

JPMorgan Chase Capital XX
6.550% due 09/15/2066	1,000	932

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	1,000	903

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	4,175	757
6.625% due 01/18/2012 (a)	1,375	241
6.750% due 12/28/2017 (a)	19,425	2
6.875% due 05/02/2018 (a)	18,975	3,463
7.500% due 05/11/2038 (a)	14,175	1

M&I Marshall & Ilsley Bank
0.471% due 06/01/2011	4,250	3,804
5.250% due 09/04/2012	1,350	1,197

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018 (i)	40,650	42,821

MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	11,350	10,501

NB Capital Trust IV
8.250% due 04/15/2027	1,200	1,188

NSG Holdings LLC
7.750% due 12/15/2025	35,480	31,932

Pacific Life Insurance Co.
9.250% due 06/15/2039 (i)	71,105	81,759

Petroleum Export Ltd. II
6.340% due 06/20/2011	10,682	10,309

Rabobank Nederland NV
11.000% due 06/29/2049	113,513	139,442

Regions Financial Corp.
0.453% due 06/26/2012 (i)	19,700	16,903

See Accompanying Notes	Semiannual Report	September 30, 2009	125

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Reinsurance 2008 Ltd.
7.111% due 06/06/2011	$1,500	$1,450

Royal Bank of Scotland Group PLC
5.000% due 11/12/2013	15,530	14,259
6.990% due 10/29/2049	16,050	8,356

RSHB Capital S.A. for OJSC Russian Agricultural Bank
9.000% due 06/11/2014	30,000	33,024

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	26,400	23,256

SLM Corp.
0.664% due 07/26/2010	10,250	9,739
0.734% due 10/25/2011	25,400	21,306
0.804% due 01/27/2014	2,125	1,342
4.500% due 07/26/2010	250	243
5.000% due 10/01/2013	10,450	8,327
5.000% due 04/15/2015	2,000	1,492
5.000% due 06/15/2018	1,000	628
5.125% due 08/27/2012	2,608	2,233
5.375% due 05/15/2014	5,000	3,831
5.450% due 04/25/2011	5,000	4,718
8.450% due 06/15/2018	27,000	21,571

SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	10,000	8,785

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	6,600	7,330

Societe Generale
5.922% due 04/29/2049	17,270	12,452

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	7,700	7,331

Teco Finance, Inc.
6.572% due 11/01/2017	5,734	5,949

Tenneco, Inc.
8.125% due 11/15/2015	3,140	3,062
10.250% due 07/15/2013	3,327	3,477

TNK-BP Finance S.A.
6.625% due 03/20/2017	9,300	8,591
7.500% due 03/13/2013	100	101
7.500% due 07/18/2016	14,950	14,639

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	4,125	4,017
6.103% due 06/27/2012	7,200	7,388

UBS Preferred Funding Trust V
6.243% due 05/29/2049	10,250	7,810

Universal City Development Partners
11.750% due 04/01/2010	15,175	15,327

Universal City Florida Holding Co. I & II
5.233% due 05/01/2010	12,273	12,058
8.375% due 05/01/2010	7,780	7,585

USB Capital IX
6.189% due 10/29/2049	2,000	1,555

Ventas Realty LP
6.500% due 06/01/2016	14,365	14,006
6.750% due 04/01/2017	19,310	19,020
7.125% due 06/01/2015	11,947	11,917

Wachovia Capital Trust III
5.800% due 03/29/2049	3,000	2,115

Wells Fargo & Co.
7.980% due 03/29/2049	49,875	45,636

Wells Fargo Capital XV
9.750% due 12/31/2049 (i)	48,874	51,073

Wilmington Trust Co.
10.732% due 01/01/2013 (m)	4,960	4,975

		1,761,526

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INDUSTRIALS 41.4%

Actuant Corp.
6.875% due 06/15/2017	$5,000	$4,675

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	1,500	1,479

Alcoa, Inc.
5.720% due 02/23/2019	4,127	3,743

Allison Transmission, Inc.
11.000% due 11/01/2015	20,670	20,360

Altria Group, Inc.
9.250% due 08/06/2019 (i)	13,450	16,463
9.950% due 11/10/2038	4,600	6,272

American Airlines Pass-Through Trust 2001-02
7.858% due 10/01/2011	28,850	28,814
8.608% due 04/01/2011	1,645	1,481

American Stores Co.
7.100% due 03/20/2028	1,034	783
7.900% due 05/01/2017	3,960	3,722
8.000% due 06/01/2026	36,175	32,738

AmeriGas Partners LP
7.125% due 05/20/2016	30,635	29,563
7.250% due 05/20/2015	19,695	19,301

ARAMARK Corp.
3.983% due 02/01/2015	16,850	14,702
8.500% due 02/01/2015	12,755	12,930

ArvinMeritor, Inc.
8.125% due 09/15/2015	45,015	39,388
8.750% due 03/01/2012	20,010	19,460

Berry Plastics Corp.
4.174% due 09/15/2014	1,165	903
5.259% due 02/15/2015	20,570	19,027
8.875% due 09/15/2014	31,980	30,621

Biomet, Inc.
10.000% due 10/15/2017	28,677	30,684
10.375% due 10/15/2017 (c)	31,175	33,279
11.625% due 10/15/2017	89,462	97,961

Cascades, Inc.
7.250% due 02/15/2013	23,510	23,157

CC Holdings GS V LLC
7.750% due 05/01/2017	14,250	14,820

Celestica, Inc.
7.875% due 07/01/2011	27,609	28,230

Chart Industries, Inc.
9.125% due 10/15/2015	9,165	9,211

Charter Communications Operating LLC
10.375% due 04/30/2014 (a)	5,475	5,612

Chesapeake Energy Corp.
6.875% due 01/15/2016	4,294	4,090
7.000% due 08/15/2014	3,935	3,827
7.250% due 12/15/2018	16,825	15,984
7.500% due 09/15/2013	1,600	1,598
7.500% due 06/15/2014	10,435	10,370
7.625% due 07/15/2013	1,275	1,273
9.500% due 02/15/2015	33,170	35,077

Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	15,925	16,920

Community Health Systems, Inc.
8.875% due 07/15/2015	39,632	40,722

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	15,610	15,610
7.750% due 05/15/2017	28,000	27,930

Continental Airlines, Inc.
6.920% due 04/02/2013 (m)	12,352	10,569
7.373% due 06/15/2017	961	797
7.566% due 09/15/2021	1,921	1,672

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)	$18,295	$9,605

Crown Americas LLC
7.750% due 11/15/2015	15,885	16,242

CSC Holdings, Inc.
6.750% due 04/15/2012	4,164	4,310
7.625% due 04/01/2011	38,645	40,287
7.625% due 07/15/2018	39,248	40,033
7.875% due 02/15/2018	12,175	12,479
8.500% due 04/15/2014	4,425	4,668
8.500% due 06/15/2015	13,945	14,712
8.625% due 02/15/2019	6,950	7,384

Delta Air Lines, Inc.
7.779% due 07/02/2013	5,128	4,948

Deluxe Corp.
5.125% due 10/01/2014	1,000	890

Dex Media West LLC
9.875% due 08/15/2013 (a)	46,244	8,440

DISH DBS Corp.
6.375% due 10/01/2011	1,050	1,074
6.625% due 10/01/2014	2,600	2,535
7.000% due 10/01/2013	12,575	12,732
7.125% due 02/01/2016	89,519	89,295
7.750% due 05/31/2015	4,075	4,177

Dow Chemical Co.
8.550% due 05/15/2019	13,900	15,652

Dynegy Holdings, Inc.
7.125% due 05/15/2018	2,575	1,996
7.625% due 10/15/2026	3,985	2,750

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	14,529	14,638

Dynegy Roseton/Danskammer Pass-Through Trust Series B
7.670% due 11/08/2016	25,635	23,552

El Paso Corp.
6.875% due 06/15/2014	650	641
6.950% due 06/01/2028	275	230
7.000% due 05/15/2011	1,505	1,528
7.000% due 06/15/2017	28,420	28,006
7.250% due 06/01/2018	8,050	7,960
7.420% due 02/15/2037	1,860	1,606
7.750% due 06/15/2010	6,975	7,038
7.750% due 01/15/2032	59,265	54,606
7.800% due 08/01/2031	44,706	41,232
8.050% due 10/15/2030	5,485	5,098
8.250% due 02/15/2016	2,500	2,575

El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,421

Enterprise Products Operating LLC
7.034% due 01/15/2068	4,840	4,241
8.375% due 08/01/2066	59,081	55,310

Ferrellgas Partners LP
6.750% due 05/01/2014	525	502
7.240% due 08/01/2010 (m)	26,000	25,156

First Data Corp.
9.875% due 09/24/2015	83,650	77,690

Ford Motor Co.
6.375% due 02/01/2029	400	290
7.125% due 11/15/2025	9,122	6,887
7.500% due 08/01/2026	20,800	15,288
9.215% due 09/15/2021	1,500	1,256

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	51,955	55,344

Freescale Semiconductor, Inc.
8.875% due 12/15/2014	30,520	23,500

126	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	$24,550	$25,102

Gaz Capital S.A.
8.146% due 04/11/2018	13,625	14,460

Georgia-Pacific LLC
7.000% due 01/15/2015	6,210	6,148
7.125% due 01/15/2017	9,025	8,867
7.250% due 06/01/2028	13,550	12,127
7.375% due 12/01/2025	28,210	25,530
8.000% due 01/15/2024	76,715	76,332
8.250% due 05/01/2016	21,970	22,904
8.875% due 05/15/2031	4,550	4,618
9.500% due 12/01/2011	1,430	1,530

Goodyear Tire & Rubber Co.
5.010% due 12/01/2009	475	475
9.000% due 07/01/2015 (i)	13,932	14,524
10.500% due 05/15/2016	2,250	2,453

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	29,975	23,980

HCA, Inc.
7.190% due 11/15/2015	17,217	15,993
8.500% due 04/15/2019	18,175	19,084
9.000% due 12/15/2014	3,246	3,185
9.125% due 11/15/2014	31,278	32,373
9.250% due 11/15/2016	142,540	147,707
9.625% due 11/15/2016 (c)	1,245	1,298
9.875% due 02/15/2017	7,325	7,801

Ineos Group Holdings PLC
8.500% due 02/15/2016	12,030	5,774

Intelsat Corp.
9.250% due 08/15/2014	1,450	1,494
9.250% due 06/15/2016	905	937

Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016	9,975	10,524

Intergen NV
9.000% due 06/30/2017	35,753	37,004

JC Penney Corp., Inc.
6.875% due 10/15/2015	4,375	4,353
7.125% due 11/15/2023	11,425	10,568
7.950% due 04/01/2017	16,923	17,600

JET Equipment Trust
7.630% due 08/15/2012 (a)	514	298
9.410% due 06/15/2010 (a)	468	253
10.000% due 06/15/2012 (a)	3,591	2,157

Kansas City Southern de Mexico S.A. de C.V.
9.375% due 05/01/2012	17,439	17,788

Legrand France S.A.
8.500% due 02/15/2025	16,900	15,839

Lender Processing Services, Inc.
8.125% due 07/01/2016	3,629	3,792

MGM Mirage
6.875% due 04/01/2016	4,285	3,385
10.375% due 05/15/2014	7,250	7,776
11.125% due 11/15/2017	14,000	15,365

Nalco Co.
7.750% due 11/15/2011	1,400	1,407
8.875% due 11/15/2013	14,232	14,695

New Albertson’s, Inc.
6.570% due 02/23/2028	500	375
7.450% due 08/01/2029	23,775	20,565
7.500% due 02/15/2011	150	155
7.750% due 06/15/2026	2,355	2,108
8.000% due 05/01/2031	1,675	1,512

Newfield Exploration Co.
6.625% due 09/01/2014	2,550	2,518
6.625% due 04/15/2016	250	246
7.125% due 05/15/2018	8,325	8,346

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Norampac Industries, Inc.
6.750% due 06/01/2013	$14,129	$13,705

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	22,080	22,963

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	14,775	8,422
10.125% due 07/15/2013 (a)	34,195	19,833

Northwest Airlines, Inc.
7.691% due 10/01/2018	5,665	4,249

OPTI Canada, Inc.
7.875% due 12/15/2014	6,800	5,236
8.250% due 12/15/2014	26,455	20,635

Owens-Brockway Glass Container, Inc.
6.750% due 12/01/2014	1,575	1,567

Quebecor Media, Inc.
7.750% due 03/15/2016	60,482	60,180

Quicksilver Resources, Inc.
11.750% due 01/01/2016	23,225	25,722

Reynolds American, Inc.
7.750% due 06/01/2018	2,970	3,246

RH Donnelley, Inc.
11.750% due 05/15/2015 (a)	21,980	12,529

Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	11,095	11,095

Royal Caribbean Cruises Ltd.
8.750% due 02/02/2011	400	411

SandRidge Energy, Inc.
4.222% due 04/01/2014	2,000	1,784
8.625% due 04/01/2015 (c)	64,765	64,522

Seagate Technology HDD Holdings
1.437% due 10/01/2009	600	599

SemGroup LP
8.750% due 11/15/2015 (a)	46,350	3,245

Sensata Technologies BV
8.000% due 05/01/2014	46,225	43,336

Sheraton Holding Corp.
7.375% due 11/15/2015	400	396

Smurfit Kappa Funding PLC
7.750% due 04/01/2015	1,650	1,460

Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025	5,300	4,346

Sonat, Inc.
7.000% due 02/01/2018	7,109	6,967

Southern Natural Gas Co.
5.900% due 04/01/2017	3,950	4,089
8.000% due 03/01/2032	500	594

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	1,000	949
7.875% due 05/01/2012	4,300	4,483
7.875% due 10/15/2014	3,950	4,157

Suburban Propane Partners LP
6.875% due 12/15/2013	4,078	4,053

Sungard Data Systems, Inc.
9.125% due 08/15/2013	64,641	65,611
10.625% due 05/15/2015	9,925	10,570

SUPERVALU, Inc.
8.000% due 05/01/2016	7,625	7,930

Teck Resources Ltd.
9.750% due 05/15/2014	22,950	25,360
10.250% due 05/15/2016	22,525	25,566
10.750% due 05/15/2019	65,725	76,734

Tesoro Petroleum Corp.
7.466% due 07/17/2012 (m)	10,000	9,163

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TRW Automotive, Inc.
7.000% due 03/15/2014	$27,250	$24,934
7.250% due 03/15/2017	20,785	18,395

United Airlines, Inc.
7.032% due 10/01/2010	414	413

United Rentals North America, Inc.
6.500% due 02/15/2012	27,645	27,852

Unitymedia GmbH
10.375% due 02/15/2015	11,925	12,581

Verso Paper Holdings LLC
9.125% due 08/01/2014	29,670	22,104

Videotron Ltee
9.125% due 04/15/2018	1,925	2,093
9.125% due 04/15/2018	850	924

West Corp.
9.500% due 10/15/2014	21,720	21,394

Williams Cos., Inc.
6.375% due 10/01/2010	5,360	5,505
7.500% due 01/15/2031	269	276
7.750% due 06/15/2031	1,000	1,052
8.750% due 01/15/2020	7,850	9,043

Williams Partners LP
7.250% due 02/01/2017	6,600	6,496

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	16,420	18,144
11.750% due 07/15/2017	34,250	38,788

Windstream Corp.
7.000% due 03/15/2019	150	141
8.125% due 08/01/2013	280	289
8.625% due 08/01/2016	60,315	61,974

WMG Acquisition Corp.
9.500% due 06/15/2016	24,925	26,421

Wynn Las Vegas LLC
6.625% due 12/01/2014 (i)	25,235	24,478

		3,059,951

UTILITIES 13.0%

AES Corp.
7.750% due 03/01/2014	4,890	4,951
7.750% due 10/15/2015	3,589	3,625
8.000% due 10/15/2017	11,295	11,422
8.000% due 06/01/2020	8,905	8,883
8.875% due 02/15/2011	4,125	4,269
9.750% due 04/15/2016	16,575	18,150

Berry Petroleum Co.
10.250% due 06/01/2014	5,700	6,113

Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,500

CMS Energy Corp.
1.459% due 01/15/2013	5,500	4,977
8.750% due 06/15/2019	5,375	5,875

Cricket Communications, Inc.
9.375% due 11/01/2014	300	306

Dominion Resources, Inc.
6.300% due 09/30/2066	24,950	19,969
7.500% due 06/30/2066	3,925	3,596

Energy Future Holdings Corp.
10.875% due 11/01/2017	50,400	38,304
11.250% due 11/01/2017 (c)	4,618	3,071

FPL Group Capital, Inc.
6.350% due 10/01/2066	1,825	1,645

Frontier Communications Corp.
6.625% due 03/15/2015	5,725	5,496
7.000% due 11/01/2025	1,650	1,415
7.125% due 03/15/2019	39,995	37,895

See Accompanying Notes	Semiannual Report	September 30, 2009	127

Schedule of Investments  High Yield Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.450% due 07/01/2035	$6,539	$5,264
7.875% due 01/15/2027	1,875	1,720
8.250% due 05/01/2014	8,475	8,772
9.000% due 08/15/2031	28,060	27,639

Hawaiian Telcom Communications, Inc.
8.765% due 05/01/2013 (a)	5,865	44
9.750% due 05/01/2013 (a)	24,985	375

Homer City Funding LLC
8.734% due 10/01/2026	11,596	10,958

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	9,410	9,481
8.625% due 11/14/2011	1,010	1,040

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	36,625	35,068

Knight, Inc.
5.150% due 03/01/2015	2,218	2,124

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	19,270	19,800

Midwest Generation LLC
8.560% due 01/02/2016	64,259	65,223

NGPL PipeCo. LLC
7.119% due 12/15/2017	800	897

NRG Energy, Inc.
7.250% due 02/01/2014	20,020	19,720
7.375% due 01/15/2017	24,490	23,755

NV Energy, Inc.
6.750% due 08/15/2017	1,905	1,877
7.803% due 06/15/2012	13,825	14,017

Penn Virginia Corp.
10.375% due 06/15/2016	12,375	13,427

PSEG Power LLC
5.320% due 09/15/2016	8,345	8,570

Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,763	1,772
7.900% due 08/15/2010	900	916

Qwest Communications International, Inc.
7.250% due 02/15/2011	325	331
7.500% due 02/15/2014	104,609	103,824

Qwest Corp.
3.549% due 06/15/2013	4,915	4,620
7.200% due 11/10/2026	10,026	8,422
7.500% due 06/15/2023	18,606	17,024
7.875% due 09/01/2011	3,850	3,990
8.375% due 05/01/2016	5,175	5,382
8.875% due 03/15/2012	27,230	28,796

Reliant Energy Mid-Atlantic Power Holdings LLC
9.681% due 07/02/2026	1,505	1,565

RRI Energy, Inc.
6.750% due 12/15/2014	34,967	36,103
7.875% due 06/15/2017	450	442

Sithe Independence Funding Corp.
9.000% due 12/30/2013	7,145	7,218

Sprint Capital Corp.
6.900% due 05/01/2019	84,855	76,370
7.625% due 01/30/2011	14,934	15,363
8.375% due 03/15/2012	22,760	23,614
8.750% due 03/15/2032	32,110	30,504

Sprint Nextel Corp.
6.000% due 12/01/2016	31,445	28,222
8.375% due 08/15/2017	200	200

Telesat LLC
11.000% due 11/01/2015	34,411	36,820
12.500% due 11/01/2017	6,200	6,634

Tenaska Alabama Partners LP
7.000% due 06/30/2021	29,168	26,633

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	$21,184	$21,925

Virgin Media Finance PLC
9.500% due 08/15/2016	16,625	17,581

Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (m)	3,046	3,061

		958,565

Total Corporate Bonds & Notes (Cost $5,751,054)		5,780,042

CONVERTIBLE BONDS & NOTES 0.7%

ArvinMeritor, Inc.
4.000% due 02/15/2027	1,350	859

Chesapeake Energy Corp.
2.250% due 12/15/2038	48,795	36,718

Citigroup Funding, Inc.
1.080% due 08/31/2012	5,000	4,613

Nortel Networks Corp.
1.750% due 04/15/2012 (a)	3,500	1,943
2.125% due 04/15/2014 (a)	10,475	5,814

NovaMed, Inc.
1.000% due 06/15/2012	200	172

Wright Medical Group, Inc.
2.625% due 12/01/2014	6,000	5,092

Total Convertible Bonds & Notes (Cost $57,025)		55,211

MUNICIPAL BONDS & NOTES 0.3%

Los Angeles, California Community Redevelopment Agency Revenue Bonds, Series 2002
9.000% due 09/01/2012	470	476
9.750% due 09/01/2017	1,160	1,194
9.750% due 09/01/2022	1,375	1,351
9.750% due 09/01/2027	2,170	2,041
9.750% due 09/01/2032	3,480	3,224

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2001
6.750% due 12/01/2036	3,860	4,019

Pennsylvania State Economic Development Financing Authority Revenue Bonds, Series 2003
6.750% due 12/01/2036	725	755

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,200	239

San Diego, California Redevelopment Agency Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	1,785	1,668
7.490% due 11/01/2018	1,435	1,412
7.740% due 11/01/2021	1,885	1,779

Total Municipal Bonds & Notes (Cost $16,635)		18,158

U.S. GOVERNMENT AGENCIES 0.0%

Freddie Mac
0.343% due 02/01/2011 (g)	582	582

Total U.S. Government Agencies (Cost $581)		582

U.S. TREASURY OBLIGATIONS 0.2%

U.S. Treasury Notes
1.000% due 08/31/2011 (g)	16,458	16,495

Total U.S. Treasury Obligations (Cost $16,471)		16,495

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 4.1%

Adjustable Rate Mortgage Trust
4.247% due 10/25/2035	$3,772	$2,028

American Home Mortgage Assets
0.436% due 05/25/2046	3,328	1,599
0.436% due 09/25/2046	1,403	658
0.456% due 10/25/2046	4,192	1,896
1.601% due 02/25/2047	1,485	606
1.821% due 11/25/2046	24,551	9,925
6.250% due 06/25/2037	10,353	5,380

American Home Mortgage Investment Trust
5.660% due 09/25/2045	1,209	765

Banc of America Alternative Loan Trust
0.646% due 05/25/2035	2,139	1,372

Banc of America Funding Corp.
5.251% due 12/20/2034	36	29
5.321% due 11/20/2035	607	431

Banc of America Large Loan, Inc.
0.993% due 08/15/2029	25,000	15,806

Banc of America Mortgage Securities, Inc.
5.417% due 02/25/2036	521	381

BCAP LLC Trust
0.416% due 01/25/2037	2,050	964

Bear Stearns Adjustable Rate Mortgage Trust
4.996% due 01/25/2035	406	333
5.440% due 05/25/2047	3,475	2,284
5.734% due 02/25/2036	482	312

Bear Stearns Alt-A Trust
0.466% due 12/25/2046	311	26
4.296% due 01/25/2035	96	59
5.209% due 03/25/2035	212	142

Chase Mortgage Finance Corp.
4.129% due 02/25/2037	171	160
5.427% due 03/25/2037	1,390	973

Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034	300	280
5.674% due 07/25/2046	1,059	726
5.985% due 09/25/2037	6,850	4,258

Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049	26,400	23,861

Countrywide Alternative Loan Trust
0.416% due 01/25/2037	700	352
0.436% due 09/25/2046	2,855	1,422
0.441% due 12/20/2046	10,809	5,311
0.456% due 03/20/2046	706	350
0.456% due 07/20/2046	3,606	1,518
0.456% due 07/25/2046	629	313
0.476% due 08/25/2046	1,252	233
0.496% due 09/25/2046	700	60
0.496% due 10/25/2046	459	99
0.506% due 06/25/2035	345	183
0.516% due 05/25/2036	489	72
0.576% due 11/20/2035	1,509	816
0.616% due 02/25/2037	29,295	10,921
1.016% due 11/25/2035	803	425
1.901% due 12/25/2035	4,493	2,384
5.304% due 10/25/2035	450	338
5.643% due 10/25/2035	1,618	729
5.750% due 03/25/2037	500	309
5.883% due 02/25/2037	2,979	1,889
6.000% due 11/25/2036	2,564	1,555
6.000% due 01/25/2037	738	484
6.500% due 11/25/2037	1,287	798
6.904% due 07/25/2036 (b)	30,998	3,573

Countrywide Home Loan Mortgage Pass-Through Trust
0.546% due 04/25/2046	674	140
5.341% due 02/25/2047	539	280

128	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.528% due 04/20/2036	$518	$282
5.535% due 02/20/2036	612	405
5.554% due 03/25/2037	521	262
6.073% due 09/25/2047	727	462

Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021	116	78

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.598% due 10/25/2035	444	337
5.869% due 10/25/2036	700	388
5.886% due 10/25/2036	700	388

Downey Savings & Loan Association Mortgage Loan Trust
0.496% due 03/19/2045	505	272
0.566% due 07/19/2045	473	122

First Horizon Alternative Mortgage Securities
4.149% due 10/25/2034	105	81
6.000% due 05/25/2036	4,023	3,286

Greenpoint Mortgage Funding Trust
0.446% due 10/25/2046	800	86
0.446% due 12/25/2046	600	70
0.456% due 10/25/2046	800	123
0.516% due 04/25/2036	628	209

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,482	2,188

GSR Mortgage Loan Trust
0.506% due 08/25/2046	638	168
3.917% due 04/25/2035	67	57
5.167% due 01/25/2036	1,499	1,102

Harborview Mortgage Loan Trust
0.426% due 07/19/2046	2,940	1,382
0.436% due 07/21/2036	714	339
0.436% due 01/19/2038	418	214
0.446% due 09/19/2046	1,587	753
0.486% due 03/19/2036	13,134	6,179
1.751% due 12/19/2036	3,926	1,518
5.750% due 08/19/2036	6,051	3,500
5.833% due 08/19/2036	647	417

Impac CMB Trust
0.986% due 11/25/2034	69	46

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	1,264	580

Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	700	439

Indymac Index Mortgage Loan Trust
0.436% due 09/25/2046	2,111	956
0.446% due 06/25/2047	1,218	578
0.456% due 05/25/2046	427	204
0.486% due 07/25/2035	420	226
0.516% due 06/25/2037	726	148
5.186% due 08/25/2035	3,322	2,293
5.261% due 01/25/2036	430	324
5.278% due 09/25/2035	3,037	2,042
5.331% due 10/25/2035	448	338
5.520% due 11/25/2035	16,977	12,388
5.715% due 06/25/2036	700	470

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	3,342	2,968

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	730	629

JPMorgan Mortgage Trust
4.805% due 02/25/2034	143	136
6.000% due 08/25/2037	4,259	3,519

LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	2,000	1,826
5.424% due 02/15/2040	3,500	2,945

Luminent Mortgage Trust
0.416% due 12/25/2036	2,300	1,124

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.426% due 12/25/2036	$878	$412
0.446% due 10/25/2046	701	322

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	1,359	654
0.546% due 05/25/2047	800	106
0.586% due 05/25/2047	600	52

Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037	1,425	946

Morgan Stanley Capital I
5.332% due 12/15/2043	7,770	6,975
5.447% due 02/12/2044	3,570	3,059
5.544% due 11/12/2049	700	536
5.692% due 04/15/2049	1,100	903
6.076% due 06/11/2049	10,700	9,421

Morgan Stanley Mortgage Loan Trust
0.556% due 01/25/2035	127	76
5.362% due 06/25/2036	523	473

Nomura Asset Acceptance Corp.
4.688% due 12/25/2034	240	216
5.820% due 03/25/2047	600	365

Residential Accredit Loans, Inc.
0.406% due 01/25/2037	18,042	8,228
0.426% due 06/25/2046	9,702	4,591
0.476% due 05/25/2037	887	186
0.496% due 08/25/2037	1,384	651
0.576% due 03/25/2037	11,534	4,634
5.500% due 02/25/2036	9,923	5,422
5.664% due 09/25/2035	507	342
6.500% due 07/25/2037	19,640	11,392

Residential Asset Securitization Trust
0.696% due 12/25/2036	1,608	792
6.000% due 05/25/2037	2,789	2,178
6.250% due 10/25/2036	1,900	1,022
6.500% due 08/25/2036	3,300	2,041

Sequoia Mortgage Trust
4.316% due 01/20/2047	579	436

Structured Adjustable Rate Mortgage Loan Trust
3.623% due 03/25/2034	115	98
5.246% due 05/25/2036	700	306
5.379% due 11/25/2035	455	319
5.413% due 09/25/2036	700	338
6.000% due 10/25/2037	526	248

Structured Asset Mortgage Investments, Inc.
0.426% due 09/25/2047	7,314	3,654
0.436% due 07/25/2046	5,133	2,437
0.456% due 05/25/2046	2,589	1,447
0.466% due 05/25/2036	421	197
0.466% due 05/25/2046	1,753	876
0.466% due 09/25/2047	60,479	20,267
0.496% due 07/19/2035	157	114
0.506% due 05/25/2046	610	141
0.526% due 02/25/2036	429	236
0.546% due 08/25/2036	900	134

Suntrust Alternative Loan Trust
0.596% due 04/25/2036	9,100	2,916

TBW Mortgage-Backed Pass-Through Certificates
6.014% due 07/25/2037	600	348

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	6,972	5,208

WaMu Mortgage Pass-Through Certificates
0.466% due 07/25/2046	564	157
0.656% due 11/25/2045	600	179
0.656% due 12/25/2045	600	160
0.740% due 11/25/2034	1,180	529
1.641% due 01/25/2047	2,392	950
1.661% due 04/25/2047	3,355	1,613
1.711% due 07/25/2047	870	401
1.721% due 12/25/2046	1,546	619
1.751% due 02/25/2047	3,969	2,073

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.751% due 03/25/2047	$4,411	$2,014
2.849% due 01/25/2047	856	443
2.851% due 08/25/2033	111	105
2.881% due 09/25/2033	837	779
3.898% due 10/25/2033	306	272
5.281% due 01/25/2037	1,131	750
5.392% due 02/25/2037	4,099	2,642
5.456% due 04/25/2037	834	509
5.564% due 12/25/2036	2,359	1,520
5.565% due 12/25/2036	827	584
5.635% due 05/25/2037	1,742	1,157
5.678% due 02/25/2037	2,063	1,320
5.719% due 10/25/2036	6,318	4,020
5.834% due 02/25/2037	2,409	1,627
5.922% due 09/25/2036	1,135	849

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.661% due 04/25/2047	872	175
1.841% due 07/25/2046	146	63
1.871% due 05/25/2046	853	427

Wells Fargo Mortgage-Backed Securities Trust
5.592% due 07/25/2036	1,522	1,140

Total Mortgage-Backed Securities (Cost $321,206)		301,447

ASSET-BACKED SECURITIES 0.6%

Carrington Mortgage Loan Trust
0.366% due 02/25/2037	1,474	1,285
0.396% due 08/25/2036	850	322

Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	42

Credit-Based Asset Servicing & Securitization LLC
5.721% due 01/25/2037	9,605	4,073

GSAA Trust
0.546% due 05/25/2047	700	315

GSAMP Trust
0.316% due 12/25/2036	427	257
0.366% due 03/25/2047	1,424	1,209
0.396% due 08/25/2036	935	352

Lehman XS Trust
0.466% due 04/25/2046	481	228
0.476% due 06/25/2046	612	104
0.476% due 08/25/2046	555	117
0.486% due 09/25/2046	694	146
0.486% due 11/25/2046	686	192

MASTR Asset-Backed Securities Trust
0.456% due 11/25/2036	3,200	1,083

Merrill Lynch First Franklin Mortgage Loan Trust
0.366% due 07/25/2037	27,800	10,406

Mid-State Trust
7.791% due 03/15/2038	324	279

Morgan Stanley ABS Capital I
0.386% due 05/25/2037	1,555	570

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2037	591	240
0.606% due 04/25/2037	786	178
5.750% due 04/25/2037	457	352
6.000% due 07/25/2047	480	362

Novastar Home Equity Loan
0.346% due 03/25/2037	2,627	2,278

Residential Asset Mortgage Products, Inc.
0.646% due 06/25/2047	700	242

Residential Asset Securities Corp.
0.356% due 04/25/2037	1,363	1,190
0.396% due 08/25/2036	700	267

See Accompanying Notes	Semiannual Report	September 30, 2009	129

Schedule of Investments  High Yield Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Structured Asset Securities Corp.
0.396% due 05/25/2037		$9,209	$7,319
0.546% due 06/25/2035		21,701	9,057

Total Asset-Backed Securities (Cost $55,056)			42,465

FOREIGN CURRENCY-DENOMINATED ISSUES 10.1%

American International Group, Inc.
1.077% due 04/26/2011	EUR	30,400	39,372
4.000% due 09/20/2011		1,400	1,936
5.750% due 03/15/2067	GBP	5,550	4,080
5.950% due 10/04/2010		2,850	4,375
8.625% due 05/22/2038		30,800	27,319

BAC Capital Trust VII
5.250% due 08/10/2035		4,400	4,518

Barclays Bank PLC
14.000% due 11/29/2049		35,130	72,986

Beverage Packaging Holdings Luxembourg II S.A.
8.000% due 12/15/2016	EUR	1,000	1,500

BNP Paribas S.A.
7.781% due 06/29/2049		700	1,050

Bombardier, Inc.
7.250% due 11/15/2016		11,625	17,352

Brazil Government International Bond
10.250% due 01/10/2028	BRL	34,000	18,520
12.500% due 01/05/2022		58,750	36,644

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		381,300	209,002
10.000% due 01/01/2017		152,000	75,198

Chesapeake Energy Corp.
6.250% due 01/15/2017	EUR	5,975	8,088

CIT Group, Inc.
1.174% due 11/30/2011		7,150	6,801

Hertz Corp.
7.875% due 01/01/2014		2,500	3,631

International Lease Finance Corp.
1.248% due 08/15/2011		10,000	12,086

Intesa Sanpaolo SpA
8.047% due 06/29/2049		7,700	11,042

Lighthouse International Co. S.A.
8.000% due 04/30/2014		13,975	13,497

M&G Finance Luxembourg S.A.
7.500% due 03/29/2049		5,000	1,427

Nordic Telephone Co. Holdings ApS
8.250% due 05/01/2016		15,975	24,780

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

OI European Group BV
6.875% due 03/31/2017	EUR	3,725	$5,342

Rockwood Specialties Group, Inc.
7.625% due 11/15/2014		5,650	8,350

Royal Bank of Scotland Group PLC
5.538% due 04/06/2011	GBP	5,866	6,516

Sensata Technologies BV
11.250% due 01/15/2014	EUR	14,000	17,260

SLM Corp.
1.103% due 06/17/2013		51,500	53,884
1.277% due 04/26/2011		3,500	4,456
2.750% due 03/15/2011	CHF	4,220	3,645

Unitymedia GmbH
8.750% due 02/15/2015	EUR	100	154

Unitymedia Hessen GmbH & Co. KG
3.778% due 04/15/2013		1,000	1,408

UPC Broadband Holding BV
4.190% due 12/31/2016		11,280	15,255
4.487% due 12/31/2017		8,136	11,039

UPC Holding BV
7.750% due 01/15/2014		1,700	2,463
8.000% due 11/01/2016		1,200	1,686
8.625% due 01/15/2014		500	746
9.750% due 04/15/2018		9,623	14,211

Wind Acquisition Finance S.A.
9.750% due 12/01/2015		4,000	6,380

Total Foreign Currency-Denominated Issues (Cost $687,708)			747,999

		SHARES
COMMON STOCKS 0.0%

U.S. Airways Group, Inc. ’A’ (d)		12,224	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 2.1%
American International Group, Inc.
8.500% due 08/01/2011		4,396,646	50,781
Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		6,700	34
Wells Fargo & Co.
7.500% due 12/31/2049		120,725	107,808

Total Convertible Preferred Securities (Cost $127,145)			158,623

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%
ABN AMRO North America Capital Funding Trust I
6.968% due 12/31/2049	17,000	$9,100

Total Preferred Stocks (Cost $8,585)		9,100

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.0%

REPURCHASE AGREEMENTS 1.4%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$99,700	99,700
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.125% due 02/28/2011 - 11/30/2013 valued at $101,788. Repurchase proceeds are $99,700.)
State Street Bank and Trust Co.
0.010% due 10/01/2009	6,206	6,206
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $6,334. Repurchase proceeds are $6,206.)

		105,906

U.S. CASH MANAGEMENT BILLS 0.3%
0.190% due 04/01/2010 (g)(j)	18,268	18,253

U.S. TREASURY BILLS 0.3%
0.195% due 02/18/2010 - 03/25/2010 (e)(g)(j)	22,260	22,245

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (f) 0.0%
	1,747	17

Total Short-Term Instruments (Cost $146,414)		146,421

Total Investments 102.6% (Cost $7,524,134)		$7,589,898

Written Options (l) (0.0%) (Premiums $10,079)		(2,770)

Other Assets and Liabilities (Net) (2.6%)		(192,554)

Net Assets 100.0%		$7,394,574

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Payment in-kind bond security.
(d)	Non-income producing security.
(e)	Coupon represents a weighted average rate.
(f)	Affiliated to the Fund.
(g)	Securities with an aggregate market value of $39,361 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(h)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.
(i)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $4,145 at a weighted average interest rate of (0.587%). On September 30, 2009, securities valued at $370,952 were pledged as collateral for reverse repurchase agreements.

130	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(j)	Securities with an aggregate market value of $13,460 and cash of $6,177 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2009	4,591	$5,022
90-Day Eurodollar December Futures	Long	12/2010	10,671	11,391
90-Day Eurodollar June Futures	Long	06/2010	434	2,340
90-Day Eurodollar March Futures	Long	03/2011	103	4
90-Day Eurodollar September Futures	Long	09/2010	3,921	3,725
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2,026	2,128
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	1,892	1,412

				$26,022

(k)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CSFB	5.000%	06/20/2014	4.490%	$4,100	$88	$(246)	$334
AES Corp.	GSC	5.000%	12/20/2013	4.307%	11,250	297	(872)	1,169
American International Group, Inc.	BOA	5.000%	09/20/2010	8.378%	9,700	(292)	(1,407)	1,115
American International Group, Inc.	BOA	5.000%	09/20/2011	8.199%	10,900	(602)	(2,616)	2,014
American International Group, Inc.	GSC	5.000%	09/20/2011	8.199%	15,700	(867)	(3,611)	2,744
American International Group, Inc.	GSC	5.000%	09/20/2014	7.808%	2,900	(297)	(406)	109
American International Group, Inc.	UBS	5.000%	09/20/2014	7.808%	3,800	(389)	(532)	143
ARAMARK Corp.	CITI	5.000%	03/20/2014	5.931%	5,100	(163)	(139)	(24)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2014	1.424%	500	(9)	(29)	20
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2014	1.410%	17,400	(305)	(995)	690
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.424%	8,700	(165)	(511)	346
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	1.410%	19,300	(339)	(1,055)	716
Berkshire Hathaway Finance Corp.	JPM	5.000%	06/20/2014	1.410%	5,000	787	479	308
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2014	1.424%	10,000	(190)	(159)	(31)
Biomet, Inc.	CITI	6.500%	06/20/2014	3.723%	3,000	308	0	308
Biomet, Inc.	JPM	8.000%	03/20/2014	3.695%	4,000	611	0	611
Biomet, Inc.	MSC	3.550%	03/20/2013	3.582%	1,500	0	0	0
Brazil Government International Bond	BCLY	0.830%	09/20/2010	0.614%	30,000	70	0	70
CEMEX SAB de C.V.	CSFB	5.250%	09/20/2010	6.109%	5,000	(29)	0	(29)
CEMEX SAB de C.V.	DUB	7.750%	09/20/2010	6.109%	10,400	238	0	238
CEMEX SAB de C.V.	GSC	7.000%	09/20/2010	6.109%	17,000	262	0	262
CEMEX SAB de C.V.	GSC	7.050%	09/20/2010	6.109%	6,800	107	0	107
Chesapeake Energy Corp.	CSFB	5.000%	09/20/2014	5.624%	2,800	(66)	(231)	165
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	5.624%	42,950	(1,006)	(859)	(147)
Chrysler Financial	DUB	5.250%	09/20/2012	6.558%	3,500	(89)	0	(89)
CIT Group, Inc.	BCLY	5.000%	06/20/2014	29.236%	5,000	(1,798)	(950)	(848)
CIT Group, Inc.	GSC	5.000%	06/20/2014	29.236%	3,600	(1,295)	(509)	(786)
CIT Group, Inc.	MSC	5.000%	06/20/2014	29.236%	1,500	(540)	(323)	(217)
Community Health Systems, Inc.	CITI	5.000%	09/20/2014	6.049%	2,900	(116)	(261)	145
Community Health Systems, Inc.	GSC	5.000%	12/20/2013	5.817%	22,500	(613)	(2,231)	1,618
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	5.903%	24,700	(780)	(2,254)	1,474
Community Health Systems, Inc.	GSC	5.000%	06/20/2014	5.980%	10,000	(358)	(500)	142
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	5.817%	3,750	(102)	(366)	264
CSC Holdings, Inc.	MSC	3.650%	03/20/2013	1.500%	1,500	105	0	105
Dynegy Holdings, Inc.	CITI	5.000%	03/20/2014	8.246%	625	(67)	(113)	46
El Paso Corp.	GSC	5.000%	09/20/2014	6.009%	53,050	(2,012)	(5,040)	3,028
Ford Motor Co.	MLP	4.850%	12/20/2010	6.909%	18,000	(410)	0	(410)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	76,900	10,016	2,415	7,601
General Electric Capital Corp.	CITI	4.100%	12/20/2013	2.021%	8,250	672	0	672
General Electric Capital Corp.	CITI	3.250%	03/20/2014	2.029%	22,900	1,154	0	1,154
General Electric Capital Corp.	CITI	5.000%	06/20/2014	1.972%	20,900	2,722	681	2,041
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	24,800	3,230	(90)	3,320
Georgia-Pacific LLC	BOA	5.000%	09/20/2014	2.454%	18,000	2,063	(1,845)	3,908
Georgia-Pacific LLC	GSC	5.000%	12/20/2013	2.307%	3,750	397	(338)	735
Georgia-Pacific LLC	JPM	5.000%	12/20/2013	2.307%	9,000	953	(799)	1,752
Georgia-Pacific LLC	MLP	5.000%	12/20/2013	2.307%	5,250	556	(479)	1,035
Georgia-Pacific LLC	MSC	3.800%	03/20/2013	1.781%	1,500	96	0	96
GMAC, Inc.	BOA	7.000%	12/20/2012	6.581%	2,500	33	0	33
GMAC, Inc.	BOA	5.000%	09/20/2013	6.780%	37,000	(2,066)	(9,712)	7,646
GMAC, Inc.	DUB	5.000%	03/20/2012	6.468%	3,000	(92)	(465)	373
GMAC, Inc.	DUB	6.350%	12/20/2012	6.581%	3,650	(17)	0	(17)
GMAC, Inc.	GSC	6.800%	12/20/2012	6.581%	5,000	39	0	39
GMAC, Inc.	JPM	2.110%	03/20/2012	6.468%	10,000	(950)	0	(950)
GMAC, Inc.	MLP	5.000%	03/20/2010	5.919%	1,500	(4)	(146)	142
Goodyear Tire & Rubber Co.	CITI	3.650%	06/20/2013	3.673%	3,800	1	0	1
HCA, Inc.	BOA	4.650%	09/20/2013	5.995%	3,000	(131)	0	(131)
HCA, Inc.	CITI	2.000%	09/20/2012	5.150%	4,400	(362)	0	(362)
HCA, Inc.	CSFB	5.000%	06/20/2014	3.722%	9,600	474	(1,050)	1,524

See Accompanying Notes	Semiannual Report	September 30, 2009	131

Schedule of Investments  High Yield Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Contd.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	BCLY	2.200%	09/20/2010	1.273%		$15,000	$145	$0	$145
Indonesia Government International Bond	DUB	1.950%	09/20/2014	1.730%		18,000	196	0	196
Indonesia Government International Bond	JPM	2.360%	09/20/2010	1.273%		8,000	90	0	90
Indonesia Government International Bond	JPM	1.950%	09/20/2014	1.730%		18,000	196	0	196
Indonesia Government International Bond	MSC	1.980%	09/20/2014	1.730%		17,000	209	0	209
Indonesia Government International Bond	RBS	1.580%	09/20/2010	1.202%		13,600	56	0	56
International Lease Finance Corp.	MSC	5.000%	06/20/2014	9.583%		1,000	(143)	(150)	7
Mexico Government International Bond	BCLY	1.070%	09/20/2010	0.932%		30,000	49	0	49
Mexico Government International Bond	DUB	1.550%	09/20/2010	0.981%		8,000	48	0	48
Mexico Government International Bond	DUB	1.700%	09/20/2010	0.981%		15,000	112	0	112
Mexico Government International Bond	JPM	1.020%	09/20/2010	0.932%		16,900	19	0	19
NRG Energy, Inc.	CSFB	5.000%	12/20/2013	4.827%		3,750	28	(42)	70
NRG Energy, Inc.	GSC	4.200%	09/20/2013	4.786%		6,875	(128)	0	(128)
NRG Energy, Inc.	JPM	5.380%	12/20/2013	4.827%		4,500	95	0	95
NRG Energy, Inc.	MLP	5.500%	12/20/2013	4.827%		5,250	133	0	133
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.171%		11,900	1,503	(200)	1,703
Prudential Financial, Inc.	GSC	5.000%	09/20/2014	2.171%		16,100	2,035	(64)	2,099
Prudential Financial, Inc.	JPM	5.000%	06/20/2014	2.156%		1,000	122	4	118
Qwest Capital Funding, Inc.	CITI	3.350%	12/20/2012	5.009%		1,100	(52)	0	(52)
Qwest Capital Funding, Inc.	CSFB	3.100%	12/20/2012	5.009%		5,000	(271)	0	(271)
RRI Energy, Inc.	BCLY	5.000%	09/20/2014	7.965%		5,800	(616)	(898)	282
RRI Energy, Inc.	CITI	5.000%	09/20/2014	7.965%		4,100	(435)	(451)	16
RRI Energy, Inc.	DUB	5.000%	09/20/2014	7.965%		1,600	(170)	(232)	62
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.811%		1,500	(153)	(255)	102
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.965%		20,150	(2,140)	(3,512)	1,372
RRI Energy, Inc.	MSC	5.000%	09/20/2014	7.965%		500	(53)	(85)	32
Sanmina-SCI Corp.	CITI	5.000%	09/20/2014	7.709%		5,700	(592)	(862)	270
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%		4,700	(540)	(517)	(23)
SLM Corp.	BOA	5.000%	12/20/2010	9.802%		24,200	(1,268)	(2,150)	882
SLM Corp.	BOA	5.000%	09/20/2014	8.553%		22,100	(2,691)	(3,094)	403
SLM Corp.	DUB	5.000%	06/20/2010	9.954%		15,600	(510)	(878)	368
SLM Corp.	DUB	5.000%	09/20/2010	9.858%		800	(34)	(64)	30
SLM Corp.	DUB	5.000%	06/20/2012	8.816%		9,900	(830)	(1,287)	457
SLM Corp.	DUB	5.000%	09/20/2014	8.553%		2,000	(244)	(225)	(19)
SLM Corp.	GSC	7.600%	03/20/2012	8.975%		4,750	(125)	0	(125)
SLM Corp.	MSC	5.000%	09/20/2011	9.000%		5,000	(335)	(300)	(35)
SLM Corp.	MSC	5.000%	06/20/2014	8.564%		6,000	(708)	(1,020)	312
SLM Corp.	UBS	5.000%	03/20/2010	9.953%		1,600	(34)	(64)	30
Sungard Data Systems, Inc.	BCLY	5.000%	09/20/2014	6.704%		2,000	(126)	(230)	104
Sungard Data Systems, Inc.	CITI	5.000%	03/20/2014	6.571%		4,000	(215)	(261)	46
Sungard Data Systems, Inc.	MSC	3.800%	03/20/2013	2.172%		1,500	78	0	78
Swedbank AB	BOA	1.000%	12/20/2014	2.353%	EUR	2,500	(231)	(237)	6
Swedbank AB	UBS	1.000%	12/20/2014	2.353%		2,500	(231)	(237)	6

							$997	$(54,875)	$55,872

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BCLY	(5.000%	)	06/20/2014	$32,148	$1,925	$3,818	$(1,893)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014	80,370	4,810	9,322	(4,512)
CDX.HY-12 5-Year Index	CSFB	(5.000%	)	06/20/2014	24,346	1,457	2,867	(1,410)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	48,598	2,908	5,832	(2,924)
CDX.HY-12 5-Year Index	GSC	(5.000%	)	06/20/2014	8,460	507	1,042	(535)
CDX.HY-12 5-Year Index	JPM	(5.000%	)	06/20/2014	44,650	2,672	5,287	(2,615)
CDX.HY-12 5-Year Index	MSC	(5.000%	)	06/20/2014	42,582	2,549	5,101	(2,552)
CDX.HY-12 5-Year Index	RBS	(5.000%	)	06/20/2014	15,980	957	1,758	(801)
CDX.HY-12 5-Year Index	UBS	(5.000%	)	06/20/2014	92,496	5,536	10,627	(5,091)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	131,900	530	1,399	(869)

						$23,851	$47,053	$(23,202)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	$26,000	$(17,959)	$(18,200)	$241
CDX.HY-9 3-Year Index 25-35%	MLP	4.530%	12/20/2010	51,800	819	0	819
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	9,290	150	0	150
CDX.HY-9 3-Year Index 35-100%	MLP	1.670%	12/20/2010	8,087	143	0	143
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	8,751	144	0	144
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,667	193	0	193

					$(16,510)	$(18,200)	$1,690

132	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC	BRL	478,100	$(12,144)	$(1,047)	$(11,097)
Pay	1-Year BRL-CDI	10.150%	01/02/2012	GSC		45,100	(1,115)	(325)	(790)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,600	(41)	(4)	(37)
Pay	1-Year BRL-CDI	10.680%	01/02/2012	BCLY		288,400	(3,962)	(368)	(3,594)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		25,500	1,084	168	916
Pay	1-Year BRL-CDI	14.765%	01/02/2012	JPM		30,500	1,296	106	1,190
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		27,100	1,152	189	963

							$(13,730)	$(1,281)	$(12,449)

(l)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	$82,000	$570	$45
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	129,000	1,301	484
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	13,000	119	49
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	24,000	209	13
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	43,000	387	58
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	45,000	457	169
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	352,000	3,703	1,511
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	95,000	1,132	128
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	38,000	214	82
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	171,000	1,987	231

							$10,079	$2,770

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	96	$454,789	EUR	52,000	$5,924
Sales	10,239	1,978,600		0	19,275
Closing Buys	(10,335)	(1,441,389)		(52,000)	(15,120)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	0	$992,000	EUR	0	$10,079

(m)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$11,720	$10,569	0.14%
Ferrellgas Partners LP	7.240%	08/01/2010	10/17/2001 - 04/24/2006	25,994	25,156	0.34%
Tesoro Petroleum Corp.	7.466%	07/17/2012	11/17/2004	9,978	9,163	0.13%
Wilmington Trust Co.	10.732%	01/01/2013	01/07/1993 -05/16/2003	4,910	4,975	0.07%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	05/09/1995 -05/16/2003	3,036	3,061	0.04%

				$55,638	$52,924	0.72%

See Accompanying Notes	Semiannual Report	September 30, 2009	133

Schedule of Investments  High Yield Fund  (Cont.)

(n)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CHF	3,664	10/2009	HSBC	$0	$(17)	$(17)
Sell		3,664	10/2009	RBS	0	(159)	(159)
Sell		3,664	12/2009	HSBC	17	0	17
Buy	CNY	45,732	03/2010	BCLY	0	(60)	(60)
Buy		83,579	03/2010	DUB	0	(151)	(151)
Buy		33,487	06/2010	BCLY	0	(27)	(27)
Buy		14,024	06/2010	CITI	0	(8)	(8)
Buy		6,028	06/2010	DUB	0	(6)	(6)
Buy		43,588	06/2010	HSBC	0	(36)	(36)
Sell	EUR	68,304	10/2009	BCLY	0	(2,106)	(2,106)
Sell		81,683	10/2009	BNP	0	(2,560)	(2,560)
Buy		1,500	10/2009	HSBC	0	0	0
Sell		635	10/2009	HSBC	0	(4)	(4)
Buy		324	10/2009	RBC	0	(5)	(5)
Buy	GBP	1,000	10/2009	BCLY	0	(60)	(60)
Sell		55,621	10/2009	BNP	3,997	0	3,997
Buy		2,000	10/2009	HSBC	21	0	21
Sell		31,963	10/2009	HSBC	0	(80)	(80)
Sell	JPY	29,354	10/2009	BNP	0	(10)	(10)

					$4,035	$(5,289)	$(1,254)

(o)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$5,718,428	$61,614	$5,780,042
Foreign Currency-Denominated Issues	0	747,999	0	747,999
Other Investments +++	158,640	903,217	0	1,061,857

Investments, at value	$158,640	$7,369,644	$61,614	$7,589,898

Short Sales, at value	$0	$0	$0	$0

Financial Derivative Instruments ++++	$26,022	$17,976	$(89)	$43,909

Total	$184,662	$7,387,620	$61,525	$7,633,807

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$92,639	$(33,538)	$611	$(2,112)	$5,857	$(1,843)	$61,614	$3,501
Foreign Currency-Denominated Issues	3,367	0	5	0	3,144	(6,516)	0	0
Other Investments +++	6,813	(12,538)	0	(3,939)	9,664	0	0	0

Investments, at value	$102,819	$(46,076)	$616	$(6,051)	$18,665	$(8,359)	$61,614	$3,501

Financial Derivative Instruments ++++	$(1,576)	$0	$0	$0	$1,487	$0	$(89)	$1,487

Total	$101,243	$(46,076)	$616	$(6,051)	$20,152	$(8,359)	$61,525	$4,988

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

134	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(p)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable^^	$26,022	$0	$0	$0	$0	$26,022
Unrealized appreciation on foreign currency contracts	0	4,035	0	0	0	4,035
Unrealized appreciation on swap agreements	3,069	0	62,256	0	0	65,325

	$29,091	$4,035	$62,256	$0	$0	$95,382

Liabilities:
Written options outstanding	$2,770	$0	$0	$0	$0	$2,770
Unrealized depreciation on foreign currency contracts	0	5,289	0	0	0	5,289
Unrealized depreciation on swap agreements	15,518	0	27,896	0	0	43,414

	$18,288	$5,289	$27,896	$0	$0	$51,473

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$150,894	$0	$0	$0	$0	$150,894
Net realized gain (loss) on futures contracts, written options and swaps	28,055	0	(11,290)	2,090	0	18,855
Net realized (loss) on foreign currency transactions	0	(32,649)	0	0	0	(32,649)

	$178,949	$(32,649)	$(11,290)	$2,090	$0	$137,100

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(152,854)	$0	$0	$0	$0	$(152,854)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(7,397)	0	104,583	363	0	97,549
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	16,701	0	0	0	16,701

	$(160,251)	$16,701	$104,583	$363	$0	$(38,604)

^	See note 2 in the Notes to Financial Statements for additional information.
^^

The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	135

Schedule of Investments  Income Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.4%

Daimler Finance North America LLC
4.250% due 08/03/2012	$490	$472

Ford Motor Co.
3.250% due 12/16/2013	15	13
3.510% due 12/16/2013	230	206

Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014	1,000	787

Total Bank Loan Obligations (Cost $1,573)		1,478

CORPORATE BONDS & NOTES 19.8%

BANKING & FINANCE 9.0%

AES Ironwood LLC
8.857% due 11/30/2025	82	76

American Express Centurion Bank
0.394% due 06/12/2012	2,000	1,894

American General Finance Corp.
4.625% due 09/01/2010	300	275

American International Group, Inc.
4.250% due 05/15/2013	500	417
5.375% due 10/18/2011	400	370
5.850% due 01/16/2018	2,100	1,523
8.175% due 05/15/2058	1,075	653
8.250% due 08/15/2018	275	234

Bank of America Corp.
6.000% due 09/01/2017	500	507

Barclays Bank PLC
7.434% due 09/29/2049	375	334
10.179% due 06/12/2021	220	290

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,000	1,090
6.950% due 08/10/2012	137	153

Capital One Capital V
10.250% due 08/15/2039	300	332

Chukchansi Economic Development Authority
8.000% due 11/15/2013	25	20

CIT Group, Inc.
0.704% due 02/13/2012	2,640	1,744
0.782% due 07/28/2011	800	561
5.125% due 09/30/2014	200	128

Citigroup Capital XXI
8.300% due 12/21/2057	475	427

Citigroup, Inc.
5.000% due 09/15/2014	225	214
5.500% due 02/15/2017	250	233
6.000% due 08/15/2017	500	494

Countrywide Capital III
8.050% due 06/15/2027	100	95

Credit Suisse New York
5.000% due 05/15/2013	4,000	4,238

El Paso Performance-Linked Trust
7.750% due 07/15/2011	250	257

Ford Motor Credit Co. LLC
3.260% due 01/13/2012	200	180
5.700% due 01/15/2010	50	50
7.000% due 10/01/2013	175	164
7.375% due 10/28/2009	285	285
7.875% due 06/15/2010	150	151
8.000% due 06/01/2014	25	24
8.000% due 12/15/2016	550	511
9.875% due 08/10/2011	50	51

Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	100	110

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

General Electric Capital Corp.
0.613% due 11/01/2012	$790	$731
0.645% due 04/10/2012	1,060	1,022
6.875% due 01/10/2039	4,200	4,413

GMAC LLC
6.875% due 08/28/2012	100	91
7.500% due 12/31/2013	400	354
8.000% due 11/01/2031	290	232

Goldman Sachs Group, Inc.
6.250% due 09/01/2017	500	530
6.750% due 10/01/2037	250	259

HBOS PLC
6.750% due 05/21/2018	1,000	893

HCP, Inc.
5.650% due 12/15/2013	200	198
6.000% due 01/30/2017	25	23

International Lease Finance Corp.
0.627% due 05/24/2010	25	24
4.875% due 09/01/2010	850	797
5.000% due 04/15/2010	25	24
5.300% due 05/01/2012	50	42
5.350% due 03/01/2012	150	128
5.400% due 02/15/2012	150	129
5.750% due 06/15/2011	200	182

Lehman Brothers Holdings, Inc.
5.625% due 01/24/2013 (a)	25	5
6.625% due 01/18/2012 (a)	100	18
6.750% due 12/28/2017 (a)	100	0
6.875% due 05/02/2018 (a)	100	18

Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	200	211

NSG Holdings LLC
7.750% due 12/15/2025	225	202

Pacific Life Insurance Co.
9.250% due 06/15/2039	400	460

PMI Group, Inc.
6.000% due 09/15/2016	500	323

Rabobank Nederland NV
11.000% due 06/29/2049	1,000	1,228

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049	400	196

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	88

SLM Corp.
0.664% due 07/26/2010	50	47
0.734% due 10/25/2011	1,060	889
0.804% due 01/27/2014	175	111
5.000% due 06/15/2018	125	78
8.450% due 06/15/2018	25	20

SLM Corp. CPI Linked Bond
0.053% due 03/15/2012	269	198
1.023% due 06/15/2013	260	186

Tenneco, Inc.
8.125% due 11/15/2015	25	24

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	125	122

UBS AG
5.750% due 04/25/2018	100	102

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	76

Universal City Development Partners
11.750% due 04/01/2010	200	202

Universal City Florida Holding Co. I & II
5.233% due 05/01/2010	65	64
8.375% due 05/01/2010	50	49

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ventas Realty LP
6.750% due 04/01/2017	$175	$172
7.125% due 06/01/2015	49	49

Wells Fargo & Co.
7.980% due 03/29/2049	400	366

Wells Fargo Capital XIII
7.700% due 12/29/2049	25	22

Wells Fargo Capital XV
9.750% due 12/31/2049	350	366

		34,049

INDUSTRIALS 9.0%

Actuant Corp.
6.875% due 06/15/2017	50	47

Allison Transmission, Inc.
11.000% due 11/01/2015	170	167

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	22	22

American Stores Co.
8.000% due 06/01/2026	250	226

AmeriGas Partners LP
7.125% due 05/20/2016	180	174
7.250% due 05/20/2015	25	24

Anadarko Petroleum Corp.
5.950% due 09/15/2016	500	531

ARAMARK Corp.
3.983% due 02/01/2015	75	65
8.500% due 02/01/2015	150	152

ArvinMeritor, Inc.
8.125% due 09/15/2015	335	293

Berry Plastics Corp.
5.259% due 02/15/2015	155	143
8.875% due 09/15/2014	75	72

Biomet, Inc.
10.000% due 10/15/2017	290	310
10.375% due 10/15/2017 (b)	100	107
11.625% due 10/15/2017	315	345

Canadian Natural Resources Ltd.
5.700% due 05/15/2017	500	532

Cascades, Inc.
7.250% due 02/15/2013	25	25

CC Holdings GS V LLC
7.750% due 05/01/2017	50	52

Celestica, Inc.
7.875% due 07/01/2011	120	123

Charter Communications Operating LLC
10.000% due 04/30/2012 (a)	70	72
10.375% due 04/30/2014 (a)	75	77

Chesapeake Energy Corp.
7.250% due 12/15/2018	125	119
7.500% due 09/15/2013	125	125
7.500% due 06/15/2014	250	248
9.500% due 02/15/2015	300	317

Comcast Corp.
5.900% due 03/15/2016	500	538

Community Health Systems, Inc.
8.875% due 07/15/2015	440	452

Compagnie Générale de Géophysique-Veritas
7.500% due 05/15/2015	25	25
7.750% due 05/15/2017	155	155

Cooper-Standard Automotive, Inc.
7.000% due 12/15/2012 (a)	200	105
Crown Americas LLC
7.625% due 11/15/2013	60	61

136	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CSC Holdings, Inc.
6.750% due 04/15/2012	$75	$78
7.625% due 04/01/2011	25	26
7.625% due 07/15/2018	475	484
7.875% due 02/15/2018	30	31
8.500% due 06/15/2015	125	132

Delhaize America, Inc.
8.050% due 04/15/2027	25	28

Devon Financing Corp. ULC
6.875% due 09/30/2011	500	544

Dex Media West LLC
9.875% due 08/15/2013 (a)	140	26

DirecTV Holdings LLC
8.375% due 03/15/2013	180	185

DISH DBS Corp.
6.375% due 10/01/2011	100	102
7.000% due 10/01/2013	85	86
7.125% due 02/01/2016	355	354
7.750% due 05/31/2015	25	26

Dynegy Roseton/Danskammer Pass-Through Trust Series A
7.270% due 11/08/2010	71	72

Eaton Vance Corp.
6.500% due 10/02/2017	1,000	1,082

El Paso Corp.
7.750% due 01/15/2032	225	207
7.800% due 08/01/2031	325	300
8.050% due 10/15/2030	225	209

Enterprise Products Operating LLC
7.034% due 01/15/2068	50	44
8.375% due 08/01/2066	370	346

FBG Finance Ltd.
5.125% due 06/15/2015	2,000	2,089

Ferrellgas Partners LP
6.750% due 05/01/2014	75	72

First Data Corp.
9.875% due 09/24/2015	405	376

Ford Motor Co.
9.215% due 09/15/2021	25	21

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	325	346

Freescale Semiconductor, Inc.
4.174% due 12/15/2014	25	17
8.875% due 12/15/2014	75	58

Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102

Gaz Capital S.A.
8.146% due 04/11/2018	100	106

Georgia-Pacific LLC
7.000% due 01/15/2015	200	198
7.700% due 06/15/2015	215	218
8.000% due 01/15/2024	175	174
8.250% due 05/01/2016	100	104
8.875% due 05/15/2031	150	152

Goodyear Tire & Rubber Co.
10.500% due 05/15/2016	25	27

Harrah’s Operating Co., Inc.
10.000% due 12/15/2018	140	112

HCA, Inc.
8.500% due 04/15/2019	50	52
9.125% due 11/15/2014	225	233
9.250% due 11/15/2016	790	819

Intelsat Corp.
9.250% due 08/15/2014	50	52
9.250% due 06/15/2016	60	62

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016	$50	$53

Intergen NV
9.000% due 06/30/2017	175	181

JC Penney Corp., Inc.
7.125% due 11/15/2023	50	46
7.950% due 04/01/2017	100	104

Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	5,000	5,103

Lender Processing Services, Inc.
8.125% due 07/01/2016	25	26

MGM Mirage
10.375% due 05/15/2014	50	54
11.125% due 11/15/2017	75	82

Motorola, Inc.
8.000% due 11/01/2011	50	53

Nalco Co.
7.750% due 11/15/2011	14	14
8.250% due 05/15/2017	25	26

New Albertson’s, Inc.
7.450% due 08/01/2029	125	108

Newfield Exploration Co.
7.125% due 05/15/2018	125	125

Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	305	317

Nortel Networks Ltd.
9.002% due 07/15/2011 (a)	380	217

Northwest Airlines, Inc.
1.175% due 05/20/2014	1,093	919

NPC International, Inc.
9.500% due 05/01/2014	100	100

OPTI Canada, Inc.
8.250% due 12/15/2014	165	129

Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	25	26

Peabody Energy Corp.
7.875% due 11/01/2026	200	193

President and Fellows of Harvard College
5.625% due 10/01/2038	1,000	1,089

Quebecor Media, Inc.
7.750% due 03/15/2016	350	348

Quicksilver Resources, Inc.
11.750% due 01/01/2016	100	111

Range Resources Corp.
7.500% due 10/01/2017	75	75

Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	25	26

SandRidge Energy, Inc.
4.222% due 04/01/2014	275	245
8.625% due 04/01/2015 (b)	150	149

SemGroup LP
8.750% due 11/15/2015 (a)	250	18

Sensata Technologies BV
8.000% due 05/01/2014	300	281

Sonat, Inc.
7.625% due 07/15/2011	200	205

Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018	75	71
7.875% due 05/01/2012	25	26

Suburban Propane Partners LP
6.875% due 12/15/2013	25	25

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sungard Data Systems, Inc.
9.125% due 08/15/2013	$320	$325

Teck Resources Ltd.
9.750% due 05/15/2014	125	138
10.250% due 05/15/2016	100	114
10.750% due 05/15/2019	325	379

Times Square Hotel Trust
8.528% due 08/01/2026	2,249	1,715

TRW Automotive, Inc.
7.250% due 03/15/2017	300	266

United Airlines, Inc.
7.730% due 07/01/2010	21	21

UnitedHealth Group, Inc.
6.000% due 02/15/2018	3,300	3,473

Verso Paper Holdings LLC
9.125% due 08/01/2014	170	127

West Corp.
9.500% due 10/15/2014	120	118

Wind Acquisition Finance S.A.
10.750% due 12/01/2015	75	83
11.750% due 07/15/2017	300	340

Windstream Corp.
8.625% due 08/01/2016	425	437

WMG Acquisition Corp.
9.500% due 06/15/2016	100	106

Wynn Las Vegas LLC
6.625% due 12/01/2014	140	136

		33,779

UTILITIES 1.8%

AES Corp.
7.750% due 03/01/2014	20	20
8.000% due 10/15/2017	325	329
8.000% due 06/01/2020	50	50
8.875% due 02/15/2011	50	52
9.750% due 04/15/2016	250	274

Berry Petroleum Co.
10.250% due 06/01/2014	25	27

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	250	325

Energy Future Holdings Corp.
10.875% due 11/01/2017	20	15
11.250% due 11/01/2017 (b)	79	53

Frontier Communications Corp.
6.625% due 03/15/2015	25	24
7.000% due 11/01/2025	120	103
7.125% due 03/15/2019	165	156
8.250% due 05/01/2014	25	26
9.000% due 08/15/2031	100	98

Hawaiian Telcom Communications, Inc.
9.750% due 05/01/2013 (a)	25	0

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	75	76
8.625% due 11/14/2011	25	26

Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	285	273

Knight, Inc.
5.150% due 03/01/2015	50	48
6.500% due 09/01/2012	25	26

MetroPCS Wireless, Inc.
9.250% due 11/01/2014	120	123

Midwest Generation LLC
8.560% due 01/02/2016	63	63

See Accompanying Notes	Semiannual Report	September 30, 2009	137

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

NGPL PipeCo. LLC
7.119% due 12/15/2017	$100	$112
7.768% due 12/15/2037	1,000	1,218

NRG Energy, Inc.
7.375% due 01/15/2017	125	121

PSEG Power LLC
5.320% due 09/15/2016	65	67

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	25	25

Qwest Communications International, Inc.
7.250% due 02/15/2011	25	25
7.500% due 02/15/2014	275	273

Qwest Corp.
7.500% due 06/15/2023	100	91
7.875% due 09/01/2011	100	104
8.375% due 05/01/2016	400	416
8.875% due 03/15/2012	150	159

RRI Energy, Inc.
6.750% due 12/15/2014	160	165
7.875% due 06/15/2017	75	74

Sprint Capital Corp.
6.900% due 05/01/2019	300	270
7.625% due 01/30/2011	65	67
8.375% due 03/15/2012	75	78
8.750% due 03/15/2032	400	380

Sprint Nextel Corp.
6.000% due 12/01/2016	160	144

Telesat LLC
11.000% due 11/01/2015	175	187

Tenaska Alabama Partners LP
7.000% due 06/30/2021	130	118

Texas Competitive Electric Holdings Co. LLC
10.500% due 11/01/2016 (b)	400	270

Time Warner Telecom Holdings, Inc.
9.250% due 02/15/2014	135	140

Virgin Media Finance PLC
9.500% due 08/15/2016	100	106

		6,797

Total Corporate Bonds & Notes (Cost $72,684)		74,625

CONVERTIBLE BONDS & NOTES 0.0%

Chesapeake Energy Corp.
2.250% due 12/15/2038	150	113

Total Convertible Bonds & Notes (Cost $71)		113

MUNICIPAL BONDS & NOTES 0.1%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	300	307

Total Municipal Bonds & Notes (Cost $300)		307

U.S. GOVERNMENT AGENCIES 85.8%

Fannie Mae
0.306% due 12/25/2036	355	335
0.366% due 03/25/2034	32	29
0.396% due 08/25/2034	19	18
0.446% due 10/27/2037	4,000	3,784
0.596% due 11/25/2032 - 03/25/2044	87	83
0.644% due 04/18/2028 - 09/18/2031	28	28

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.646% due 06/25/2029 - 08/25/2036	$135	$130
0.681% due 11/25/2021	18	18
0.731% due 07/25/2021	28	28
0.981% due 08/25/2022	14	13
1.081% due 05/25/2022	13	13
1.131% due 05/25/2018 - 10/25/2020	58	58
1.181% due 04/25/2021 - 10/25/2021	107	106
1.445% due 11/01/2028	710	721
1.481% due 01/25/2024	45	45
1.581% due 11/25/2021	54	54
1.973% due 09/25/2022	13	14
2.251% due 10/01/2044	23	23
2.451% due 10/01/2040	265	266
2.614% due 01/01/2018	76	75
2.625% due 12/01/2020	13	13
2.630% due 09/01/2017 - 03/01/2033	90	90
2.750% due 08/01/2018	38	38
2.795% due 03/01/2034	57	58
2.810% due 04/25/2023	16	16
2.819% due 08/01/2033	211	216
2.849% due 11/01/2020	68	68
2.879% due 07/01/2033	56	56
2.940% due 05/01/2034	407	412
2.945% due 02/01/2032	76	76
2.970% due 03/25/2022	25	26
3.000% due 09/01/2032	24	25
3.020% due 09/25/2022	12	12
3.067% due 07/01/2032	41	42
3.070% due 01/25/2022	72	72
3.071% due 07/01/2036	105	107
3.073% due 05/01/2033	57	57
3.077% due 07/01/2032	280	286
3.080% due 04/01/2017	6	6
3.082% due 07/01/2017 - 07/01/2018	141	142
3.094% due 04/01/2018	63	64
3.107% due 03/01/2020	12	12
3.111% due 08/01/2017	23	23
3.146% due 08/01/2032	233	235
3.193% due 08/01/2032	32	32
3.198% due 05/01/2018	25	25
3.220% due 05/01/2024	117	120
3.240% due 06/01/2025	5	5
3.250% due 05/01/2032	4	4
3.259% due 03/01/2033	357	363
3.280% due 07/01/2017	8	8
3.315% due 05/01/2024	51	52
3.331% due 04/01/2033	106	108
3.361% due 08/01/2017	17	18
3.375% due 07/01/2025 - 02/01/2032	228	232
3.395% due 11/01/2033	128	130
3.436% due 09/01/2031	4	4
3.451% due 03/01/2034	141	144
3.468% due 08/01/2032	27	27
3.480% due 11/01/2020	15	15
3.488% due 11/01/2018	2	2
3.498% due 03/01/2038	10	10
3.520% due 07/01/2019	90	90
3.545% due 01/01/2019 - 07/01/2035	53	54
3.556% due 08/01/2026	20	20
3.590% due 02/01/2033	67	68
3.597% due 07/01/2026	16	16
3.607% due 09/01/2033	64	64
3.636% due 04/01/2033	17	17
3.665% due 07/01/2025	3	3
3.737% due 05/01/2038	322	323
3.758% due 10/01/2034	473	489
3.772% due 01/01/2018	10	10
3.828% due 08/01/2036	26	27
3.836% due 08/01/2031	234	242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.841% due 12/01/2033	$160	$160
3.885% due 03/01/2036	682	697
3.900% due 04/01/2032	112	113
3.919% due 02/01/2033	69	70
3.923% due 02/01/2032	49	50
3.998% due 12/01/2035	43	42
4.003% due 05/01/2033	612	622
4.061% due 02/01/2033	42	42
4.077% due 04/01/2024	19	19
4.094% due 08/01/2036	205	209
4.107% due 12/01/2034	490	495
4.125% due 09/01/2024	57	58
4.148% due 01/01/2033	101	104
4.166% due 06/01/2019	20	21
4.168% due 01/01/2029	192	192
4.210% due 12/01/2035	26	27
4.222% due 12/01/2027	32	32
4.250% due 11/01/2032 - 01/01/2033	214	219
4.251% due 11/01/2029	100	102
4.257% due 09/01/2017	17	17
4.271% due 11/01/2032	35	36
4.345% due 05/01/2028	11	11
4.362% due 07/01/2018	10	10
4.363% due 12/01/2032	58	59
4.409% due 12/01/2032	118	120
4.467% due 07/01/2032	678	692
4.493% due 01/01/2035	432	445
4.496% due 10/01/2035	530	548
4.546% due 12/01/2032	35	36
4.555% due 10/01/2032	44	45
4.560% due 09/01/2018	31	31
4.563% due 11/01/2034	41	42
4.618% due 09/01/2035	59	61
4.625% due 06/01/2017 - 07/01/2017	30	30
4.651% due 09/01/2024 - 10/01/2025	83	84
4.687% due 01/01/2035	309	316
4.690% due 05/01/2019	10	10
4.691% due 03/01/2016	6	6
4.731% due 06/01/2032	371	378
4.734% due 12/01/2027	7	7
4.750% due 01/01/2027	16	16
4.758% due 01/01/2028	4	4
4.793% due 11/01/2033	48	48
4.948% due 01/01/2018	9	9
4.975% due 09/01/2022	31	33
5.000% due 01/01/2016 - 08/25/2033	358	362
5.087% due 04/01/2028	25	26
5.125% due 10/01/2016	11	11
5.133% due 10/01/2032	256	260
5.158% due 09/01/2033	24	24
5.250% due 09/01/2016 - 09/01/2024	228	231
5.275% due 09/01/2032	38	38
5.304% due 10/01/2033	12	13
5.324% due 11/01/2029	79	80
5.361% due 09/01/2030	101	102
5.395% due 09/01/2031	166	170
5.500% due 08/01/2037 - 06/01/2048	28,146	29,483
5.500% due 09/01/2038 (f)	19,619	20,564
5.548% due 10/01/2025	5	5
6.000% due 12/01/2032 - 09/01/2038	85,014	89,941
6.000% due 10/01/2034 - 07/01/2038 (f)	47,414	50,165
6.014% due 10/01/2036	111	118
6.042% due 03/01/2036	70	70
6.396% due 04/01/2027	137	141
6.500% due 06/25/2028 - 10/25/2031	488	525
6.850% due 12/18/2027	45	50
6.900% due 05/25/2023	179	197

138	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
7.000% due 07/25/2022 - 08/01/2036	$4,079	$4,462
7.500% due 07/25/2022 - 06/25/2042	434	481
7.660% due 05/01/2015	932	1,030
8.000% due 04/25/2021 - 07/25/2022	83	88
8.600% due 08/25/2019	341	385

Freddie Mac
0.379% due 03/09/2011 (e)	1,133	1,135
0.402% due 08/05/2011 (e)	491	491
0.541% due 01/28/2011	70	70
0.657% due 04/01/2011 (e)	17,862	17,894
2.451% due 07/25/2044	40	39
2.750% due 01/01/2020	28	28
2.875% due 04/01/2017	350	351
2.884% due 08/01/2034	6	6
2.886% due 06/01/2033	53	54
3.082% due 06/01/2019	27	27
3.125% due 07/01/2017	45	45
3.135% due 05/01/2033	62	63
3.160% due 09/01/2023	39	40
3.174% due 07/01/2033	55	57
3.262% due 09/01/2033	463	472
3.328% due 09/01/2024	38	39
3.390% due 08/01/2034	269	275
3.452% due 05/01/2035	337	345
3.499% due 01/01/2035	342	349
3.507% due 03/01/2031	144	146
3.533% due 05/01/2029	156	158
3.702% due 11/01/2029	714	724
3.718% due 04/01/2033	6	6
3.796% due 05/01/2019	9	9
3.799% due 09/01/2033	24	25
3.879% due 09/01/2034	271	277
3.975% due 02/01/2033	7	7
3.981% due 09/01/2032	215	220
4.000% due 02/15/2017	118	122
4.014% due 11/01/2017	33	34
4.024% due 06/01/2019	63	63
4.057% due 07/01/2034	315	321
4.067% due 02/01/2018	51	51
4.094% due 07/01/2033	226	235
4.106% due 07/01/2037	220	226
4.108% due 08/01/2024	33	33
4.113% due 10/01/2026	9	9
4.137% due 07/01/2024	16	16
4.190% due 07/01/2025	116	119
4.215% due 12/01/2034	76	77
4.252% due 11/01/2031	95	97
4.335% due 08/01/2017	10	10
4.343% due 03/01/2032	685	697
4.361% due 01/01/2035	273	281
4.389% due 01/01/2035	15	15
4.417% due 08/01/2035	27	28
4.463% due 01/01/2033 - 11/01/2035	330	337
4.498% due 01/01/2033	29	29
4.500% due 10/01/2024	51	53
4.724% due 10/01/2032	94	97
4.799% due 05/01/2019	469	470
4.867% due 09/01/2018	41	42
5.033% due 11/01/2031	128	132
5.091% due 02/01/2015	69	70
5.166% due 12/01/2033	442	457
5.185% due 02/01/2026	66	68
5.230% due 09/01/2031	288	292
5.260% due 02/01/2036	150	156
5.297% due 03/01/2025	55	56
5.307% due 04/01/2036	61	64
5.464% due 09/01/2037	21	22
5.500% due 08/23/2017 - 02/01/2038	39,938	44,647
5.535% due 09/01/2037	62	66

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.547% due 04/01/2036 - 05/01/2037	$166	$174
5.682% due 06/01/2037	12	12
5.707% due 12/01/2037	33	35
5.733% due 09/01/2037	26	28
5.802% due 08/01/2037	7	8
5.807% due 08/01/2037	25	27
5.844% due 01/01/2037	594	630
5.863% due 11/01/2036	16	17
5.884% due 08/01/2037	12	12
5.910% due 08/01/2036	24	25
5.935% due 09/01/2037	50	53
5.944% due 03/01/2025	3	3
5.968% due 09/01/2036	20	21
6.000% due 03/15/2017 - 12/01/2023	2,198	2,376
6.375% due 10/01/2035	650	685
6.400% due 02/01/2037	71	75
6.500% due 11/15/2021 - 03/15/2024	436	477
6.750% due 01/15/2024	48	52
6.862% due 09/01/2037	1,728	1,822
7.000% due 10/15/2013 - 12/01/2047	5,379	5,797
7.500% due 09/01/2011 - 01/15/2023	912	967
8.500% due 06/15/2031	644	717
8.758% due 05/15/2023	67	68
9.000% due 09/15/2020 - 02/15/2021	353	390
9.500% due 03/15/2020	6	6

Ginnie Mae
3.000% due 01/20/2035	12	12
3.750% due 01/20/2032 - 03/20/2032	385	390
4.000% due 10/20/2030 - 12/20/2033	249	254
4.125% due 10/20/2025 - 12/20/2026	34	34
4.250% due 02/20/2029	44	45
4.375% due 06/20/2022 - 06/20/2032	860	878
4.625% due 08/20/2027 - 10/20/2029	206	211
5.125% due 08/20/2033	29	31
5.500% due 04/20/2037	57	61
6.100% due 06/15/2028 - 03/15/2029	2,114	2,263
6.490% due 01/15/2028 - 01/15/2029	1,865	2,016
27.313% due 03/20/2031	1,455	2,045

Small Business Administration
4.727% due 02/10/2019	1,934	1,985
5.160% due 02/01/2028	2,223	2,363
5.170% due 01/01/2028	4,466	4,811
5.370% due 04/01/2028	1,861	2,008

Vendee Mortgage Trust
6.500% due 09/15/2024	268	280

Total U.S. Government Agencies (Cost $312,538)		323,113

MORTGAGE-BACKED SECURITIES 16.0%

Banc of America Commercial Mortgage, Inc.
4.772% due 07/11/2043	174	178
5.634% due 07/10/2046	500	465
6.186% due 06/11/2035	255	269

Banc of America Funding Corp.
3.029% due 06/20/2035	161	74
3.487% due 05/25/2035	117	24
4.568% due 02/20/2036	127	112
5.915% due 10/20/2046	1,836	1,020

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
0.646% due 03/25/2034	$75	$75
0.696% due 01/25/2034	38	36
4.680% due 07/20/2032	57	53
4.698% due 04/25/2035	202	162

Bear Stearns Adjustable Rate Mortgage Trust
4.435% due 01/25/2035	1,916	1,537
4.625% due 10/25/2035	1,572	1,365
5.352% due 03/25/2035	709	503

Bear Stearns Alt-A Trust
0.406% due 06/25/2046	3,141	1,473
6.250% due 08/25/2036	2,621	1,245

Bear Stearns Commercial Mortgage Securities
5.908% due 06/11/2040	5,800	5,313
6.440% due 06/16/2030	6	6
7.000% due 05/20/2030	391	434

CC Mortgage Funding Corp.
0.376% due 05/25/2048	367	124

Citigroup Mortgage Loan Trust, Inc.
4.647% due 08/25/2035	285	234

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	6,000	5,033

Countrywide Alternative Loan Trust
2.211% due 07/20/2035	199	104
6.000% due 04/25/2037	2,461	1,644
6.250% due 08/25/2037	1,901	976
6.500% due 06/25/2036	1,477	917

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	103	54
0.516% due 03/25/2035	227	142
0.566% due 03/25/2035	277	126
4.499% due 07/19/2033	291	250
4.969% due 02/25/2034	209	195
4.984% due 05/19/2033	191	173
5.250% due 02/20/2036	180	122

Credit Suisse Mortgage Capital Certificates
6.500% due 07/26/2036	950	590

CS First Boston Mortgage Securities Corp.
0.896% due 03/25/2034	989	840
4.940% due 12/15/2035	500	518
5.226% due 03/25/2034	186	169
5.603% due 07/15/2035	500	525
5.750% due 04/22/2033	851	855

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.396% due 02/25/2047	1,520	710

Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 04/19/2048	705	172
0.646% due 11/19/2044	124	28
3.228% due 07/19/2044	88	32

First Horizon Asset Securities, Inc.
0.746% due 03/25/2018	137	126
4.183% due 03/25/2033	146	141

First Republic Mortgage Loan Trust
0.493% due 11/15/2030	112	106
0.593% due 11/15/2031	49	41

GMAC Commercial Mortgage Securities, Inc.
5.713% due 10/15/2038	500	522

Greenpoint Mortgage Funding Trust
0.426% due 01/25/2037	2,788	1,386
0.506% due 10/25/2045	1,039	540

GSAA Trust
6.000% due 04/01/2034	423	362

GSR Mortgage Loan Trust
2.230% due 04/25/2032	63	47
3.824% due 09/25/2034	180	165
3.883% due 08/25/2034	395	346

See Accompanying Notes	Semiannual Report	September 30, 2009	139

Schedule of Investments  Income Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.116% due 09/25/2035	$323	$218
5.237% due 11/25/2035	414	367

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	269	255
0.436% due 01/19/2038	5,161	2,640
0.556% due 08/19/2045	52	27

Indymac Index Mortgage Loan Trust
3.974% due 10/25/2034	289	238

JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	257	228

JPMorgan Chase Commercial Mortgage Securities Corp.
5.376% due 07/12/2037	500	515

LB-UBS Commercial Mortgage Trust
5.347% due 11/15/2038	500	463
5.430% due 02/15/2040	500	407

MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/2034	2,450	1,850
3.778% due 04/21/2034	48	46

MASTR Alternative Loans Trust
7.000% due 06/25/2034	93	79

MASTR Reperforming Loan Trust
6.000% due 08/25/2034	176	140

Mellon Residential Funding Corp.
0.613% due 09/15/2030	623	540
0.683% due 12/15/2030	50	43

Merrill Lynch Mortgage Investors, Inc.
4.705% due 09/25/2033	41	39

MLCC Mortgage Investors, Inc.
0.586% due 04/25/2028	103	88
0.979% due 10/25/2028	571	409
1.449% due 01/25/2030	92	64
3.410% due 01/25/2029	373	353

Morgan Stanley Capital I
5.328% due 11/12/2041	580	529
5.378% due 11/14/2042	500	502

Morgan Stanley Re-REMIC Trust
6.000% due 08/12/2045	3,000	2,717

Nomura Asset Acceptance Corp.
5.500% due 05/25/2033	69	65
6.000% due 05/25/2033	37	35
7.000% due 04/25/2033	11	10

Provident Funding Mortgage Loan Trust
3.546% due 04/25/2034	122	116

Residential Accredit Loans, Inc.
0.426% due 06/25/2046	1,684	797
0.576% due 04/25/2037	3,380	1,344
6.000% due 08/25/2035	2,553	1,879

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031	419	394

Residential Asset Securitization Trust
6.000% due 03/25/2037	2,275	1,720

Residential Funding Mortgage Securities I
5.762% due 07/27/2037	1,203	723

Sequoia Mortgage Trust
0.596% due 07/20/2033	108	91
0.626% due 10/20/2027	36	30
0.626% due 04/20/2033	168	150
0.646% due 10/20/2027	230	200
1.146% due 12/20/2032	188	165

Structured Asset Mortgage Investments, Inc.
0.476% due 07/25/2046	125	28
0.586% due 05/19/2035	199	119
4.730% due 05/25/2045	80	42

Thornburg Mortgage Securities Trust
0.386% due 07/25/2036	2,271	2,179

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.516% due 03/25/2044	$207	$133
0.616% due 09/25/2044	149	119

WaMu Mortgage Pass-Through Certificates
0.536% due 12/25/2045	182	104
0.556% due 01/25/2045	79	50
0.650% due 10/25/2044	198	121
0.690% due 11/25/2034	206	92
0.786% due 12/25/2027	319	225
1.901% due 02/25/2046	327	167
2.101% due 11/25/2042	15	9
3.052% due 06/25/2033	147	138
3.099% due 07/25/2046	1,192	694

Wells Fargo Mortgage-Backed Securities Trust
3.003% due 09/25/2034	177	169
3.073% due 09/25/2034	667	634
4.075% due 10/25/2034	240	221
4.222% due 12/25/2034	1,585	1,539
4.525% due 02/25/2035	317	285
5.500% due 12/25/2033	45	45

Total Mortgage-Backed Securities (Cost $67,351)		60,248

ASSET-BACKED SECURITIES 6.9%

Ameriquest Mortgage Securities, Inc.
3.771% due 11/25/2032 (a)	184	9
5.871% due 02/25/2033 (a)	133	10

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	69	42

Bear Stearns Asset-Backed Securities Trust
0.576% due 01/25/2036	195	183
0.596% due 09/25/2034	820	774
0.646% due 10/27/2032	60	40
0.736% due 06/25/2036	400	145
0.906% due 10/25/2032	96	77
1.246% due 10/25/2037	167	104
5.250% due 10/25/2033	1,707	1,503
5.500% due 06/25/2034	1,690	1,440
5.500% due 08/25/2036	3,597	1,663

Bear Stearns Second Lien Trust
0.466% due 12/25/2036	940	542

Chase Funding Mortgage Loan Asset-Backed Certificates
0.886% due 11/25/2031	67	60

Citibank Omni Master Trust
1.436% due 12/23/2013	2,000	1,999

Conseco Financial Corp.
6.110% due 09/01/2023	114	114
6.870% due 01/15/2029	396	375

Countrywide Asset-Backed Certificates
0.346% due 09/25/2047	312	289
0.586% due 12/25/2036	1,604	607

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	193	190

Greenpoint Manufactured Housing
8.300% due 10/15/2026	1,500	1,098

GSAA Trust
0.516% due 06/25/2035	605	364

HFC Home Equity Loan Asset-Backed Certificates
0.536% due 01/20/2034	1,864	1,577
1.046% due 11/20/2036	305	293

HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036	253	168
0.296% due 12/25/2036	110	74

Irwin Home Equity Corp.
0.786% due 07/25/2032	7	4

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036		$252	$230

Morgan Stanley ABS Capital I
0.426% due 01/25/2036		557	442
1.326% due 03/25/2033		268	209

New Century Home Equity Loan Trust
0.616% due 08/25/2034		57	34

Primus CLO Ltd.
0.742% due 07/15/2021		10,798	8,847

Renaissance Home Equity Loan Trust
0.746% due 12/25/2033		236	152

Residential Asset Mortgage Products, Inc.
1.446% due 09/25/2047		1,488	961

SBI HELOC Trust
0.416% due 08/25/2036		60	53

Soundview Home Equity Loan Trust
1.046% due 10/25/2037		230	222

Specialty Underwriting & Residential Finance
0.496% due 09/25/2036		673	557

Structured Asset Securities Corp.
4.900% due 04/25/2035		932	622

Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		48	45

Total Asset-Backed Securities (Cost $29,018)			26,118

FOREIGN CURRENCY-DENOMINATED

ISSUES 2.5%

American International Group, Inc.
1.077% due 04/26/2011	EUR	100	130
5.750% due 03/15/2067	GBP	9,000	6,616
8.625% due 05/22/2038		1,200	1,064

Barclays Bank PLC
14.000% due 11/29/2049		200	416

CIT Group, Inc.
4.250% due 09/22/2011	EUR	100	94

JLOC Ltd.
0.661% due 02/16/2016	JPY	6,843	72

SLM Corp.
1.123% due 11/15/2011	EUR	1,000	1,215

Total Foreign Currency-Denominated Issues (Cost $5,555)			9,607

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

American International Group, Inc.
8.500% due 08/01/2011		500	6

Wells Fargo & Co.
7.500% due 12/31/2049		300	268

Total Convertible Preferred Securities (Cost $262)			274

PREFERRED STOCKS 0.2%

SLM Corp.
0.550% due 01/16/2018		51,000	623

Total Preferred Stocks (Cost $574)			623

140	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 2.7%

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$666	$666

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $685. Repurchase proceeds are $666.)

U.S. TREASURY BILLS 0.1%
0.192% due 02/25/2010 - 03/25/2010 (c)(e)	273	273

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.4%
921,225	$9,224

Total Short-Term Instruments (Cost $10,163)	10,163

Total Investments 134.5% (Cost $500,089)	$506,669

Written Options (h) (0.0%) (Premiums $158)	(37)

Other Assets and Liabilities (Net) (34.5%)	(129,985)

Net Assets 100.0%	$376,647

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Payment in-kind bond security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $19,512 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $78,192 at a weighted average interest rate of 0.355%. On September 30, 2009, securities valued at $56,185 were pledged as collateral for reverse repurchase agreements.
(g)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
FBG Finance Ltd.	BCLY	(1.600%	)	06/20/2015	0.523%	$2,000	$(116)	$0	$(116)
JPMorgan Chase & Co.	CITI	(4.050%	)	09/20/2012	0.653%	137	(14)	0	(14)
JPMorgan Chase & Co.	GSC	(3.000%	)	12/20/2017	0.714%	1,000	(164)	0	(164)

							$(294)	$0	$(294)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	MLP	4.100%	12/20/2013	1.268%	$2,000	$226	$0	$226
American International Group, Inc.	DUB	2.100%	03/20/2013	8.112%	3,000	(505)	0	(505)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2014	1.424%	100	(2)	(6)	4
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	1.424%	100	(2)	(6)	4
Berkshire Hathaway Finance Corp.	GSC	1.000%	06/20/2014	1.410%	100	(2)	(6)	4
Community Health Systems, Inc.	GSC	5.000%	03/20/2014	5.903%	50	(2)	(5)	3
El Paso Corp.	GSC	5.000%	09/20/2014	6.009%	200	(8)	(19)	11
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.972%	100	14	4	10
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	300	39	9	30
General Electric Capital Corp.	DUB	4.820%	12/20/2013	2.021%	2,000	219	0	219
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	100	13	4	9
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	2.410%	50	6	(5)	11
Prudential Financial, Inc.	GSC	5.000%	09/20/2014	2.171%	200	25	(1)	26
RRI Energy, Inc.	GSC	5.000%	09/20/2014	7.965%	300	(31)	(55)	24
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%	50	(5)	(5)	0
SLM Corp.	BOA	5.000%	12/20/2011	8.854%	300	(22)	(24)	2
SLM Corp.	GSC	5.000%	06/20/2010	9.954%	200	(7)	(12)	5
SLM Corp.	GSC	7.600%	03/20/2012	8.975%	250	(7)	0	(7)
SLM Corp.	MLP	5.000%	12/20/2013	8.728%	2,000	(230)	(245)	15

						$(281)	$(372)	$91

See Accompanying Notes	Semiannual Report	September 30, 2009	141

Schedule of Investments  Income Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	BCLY	(5.000%	)	06/20/2014	$94	$5	$11	$(6)
CDX.HY-12 5-Year Index	BOA	(5.000%	)	06/20/2014	752	45	88	(43)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	282	17	34	(17)
CDX.HY-12 5-Year Index	GSC	(5.000%	)	06/20/2014	94	6	12	(6)
CDX.HY-12 5-Year Index	JPM	(5.000%	)	06/20/2014	470	28	55	(27)
CDX.HY-12 5-Year Index	MSC	(5.000%	)	06/20/2014	470	28	56	(28)
CDX.HY-12 5-Year Index	RBS	(5.000%	)	06/20/2014	188	12	21	(9)
CDX.HY-12 5-Year Index	UBS	(5.000%	)	06/20/2014	846	51	97	(46)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	600	2	6	(4)

						$194	$380	$(186)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	CSFB	0.540%	07/25/2045	$3,735	$(3,394)	$(1,625)	$(1,769)
ABX.HE AA 06-2 Index	JPM	0.170%	05/25/2046	1,896	(1,707)	(797)	(910)
ABX.HE AA 07-1 Index	CSFB	0.150%	08/25/2037	10,546	(10,171)	(8,152)	(2,019)
ABX.HE AA 07-1 Index	JPM	0.150%	08/25/2037	2,876	(2,774)	(1,754)	(1,020)
ABX.HE AA 07-2 Index	JPM	1.920%	01/25/2038	2,937	(2,803)	(1,821)	(982)
ABX.HE AAA 06-1 Index	CSFB	0.180%	07/25/2045	91	(20)	(11)	(9)
ABX.HE AAA 06-1 Index	DUB	0.180%	07/25/2045	4,362	(936)	(592)	(344)
ABX.HE AAA 06-1 Index	MSC	0.180%	07/25/2045	6,815	(1,462)	(1,111)	(351)
CDX.EM-10 Index	BCLY	3.350%	12/20/2013	1,000	19	(24)	43
CDX.EM-10 Index	JPM	3.350%	12/20/2013	7,000	132	(1,120)	1,252
CDX.HY-9 3-Year Index 35-100%	MLP	1.550%	12/20/2010	48	1	0	1
CDX.HY-9 5-Year Index 35-100%	MLP	1.140%	12/20/2012	1,925	(53)	0	(53)
CDX.HY-9 5-Year Index 35-100%	MLP	1.443%	12/20/2012	9,627	(175)	0	(175)
CDX.IG-9 5-Year Index 15-30%	DUB	0.560%	12/20/2012	10,000	42	0	42

					$(23,301)	$(17,007)	$(6,294)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	$65,600	$3,893	$3,280	$613
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB	1,000	36	0	36
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	GSC	1,000	36	0	36
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	JPM	300	11	0	11
Pay	3-Month USD-LIBOR	5.000%	12/17/2018	BCLY	19,000	2,720	976	1,744
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	200	8	(3)	11
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS	100	4	(2)	6

						$6,708	$4,251	$2,457

142	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$3,500	$17	$6
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	9	4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	32	2
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	4
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	22	3
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	23	3
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,600	18	6
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,600	9	3
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,000	8	2

							$158	$37

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$13,600	$82
Sales	302	41,700	274
Closing Buys	(120)	(300)	(32)
Expirations	(182)	(34,300)	(166)
Exercised	0	0	0

Balance at 09/30/2009	0	$20,700	$158

(i)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	EUR	370	10/2009	BCLY	$0	$(12)	$(12)
Sell		444	10/2009	BNP	0	(14)	(14)
Sell	GBP	2,792	10/2009	BNP	201	0	201
Sell		80	10/2009	HSBC	0	0	0
Sell	JPY	10,000	10/2009	BNP	0	(3)	(3)

					$201	$(29)	$172

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$74,625	$0	$74,625
U.S. Government Agencies	0	319,329	3,784	323,113
Mortgage-Backed Securities	0	60,248	0	60,248
Asset-Backed Securities	0	17,271	8,847	26,118
Other Investments +++	9,498	13,067	0	22,565

Investments, at value	$9,498	$484,540	$12,631	$506,669

Financial Derivative Instruments ++++	$0	$(4,091)	$0	$(4,091)

Total	$9,498	$480,449	$12,631	$502,578

See Accompanying Notes	Semiannual Report	September 30, 2009	143

Schedule of Investments  Income Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$0	$0	$2	$0	$179	$3,603	$3,784	$179
Asset-Backed Securities	59	8,842	0	0	(9)	(45)	8,847	(7)

Investments, at value	$59	$8,842	$2	$0	$170	$3,558	$12,631	$172

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$0	$201	$0	$0	$0	$201
Unrealized appreciation on swap agreements	2,457	0	1,941	0	0	4,398

	$2,457	$201	$1,941	$0	$0	$4,599

Liabilities:
Written options outstanding	$37	$0	$0	$0	$0	$37
Unrealized depreciation on foreign currency contracts	0	29	0	0	0	29
Unrealized depreciation on swap agreements	0	0	8,624	0	0	8,624

	$37	$29	$8,624	$0	$0	$8,690

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$498	$0	$(1,169)	$0	$0	$(671)
Net realized (loss) on foreign currency transactions	0	(617)	0	0	0	(617)

	$498	$(617)	$(1,169)	$0	$0	$(1,288)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(187)	$0	$8,543	$0	$0	$8,356
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	198	0	0	0	198

	$(187)	$198	$8,543	$0	$0	$8,554

^	See note 2 in the Notes to Financial Statements for additional information.

144	PIMCO Funds	See Accompanying Notes

Schedule of Investments Investment Grade Corporate Bond Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.0%

Daimler Finance North America LLC
4.250% due 08/03/2012	$1,568	$1,511

Total Bank Loan Obligations (Cost $1,501)		1,511

CORPORATE BONDS & NOTES 88.5%

BANKING & FINANCE 37.2%

Abbey National PLC
7.950% due 10/26/2029	2,600	2,728

Allstate Corp.
7.200% due 12/01/2009	200	202

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,200	1,279

American Express Bank FSB
0.324% due 07/13/2010	3,600	3,530
5.500% due 04/16/2013	12,100	12,785
5.550% due 10/17/2012	3,500	3,713

American Express Centurion Bank
0.306% due 03/23/2010	3,600	3,586
0.324% due 07/13/2010	8,500	8,422
0.401% due 11/16/2009	200	200
6.000% due 09/13/2017	20,000	20,722

American Express Co.
6.150% due 08/28/2017	300	316
6.800% due 09/01/2066	2,465	2,132
7.000% due 03/19/2018	3,000	3,306
7.250% due 05/20/2014	2,500	2,813
8.125% due 05/20/2019	20,000	23,695

American Express Credit Corp.
0.366% due 02/24/2012	5,250	5,030
0.439% due 12/02/2010	2,240	2,209
5.875% due 05/02/2013	1,700	1,805
7.300% due 08/20/2013	12,000	13,324

American General Finance Corp.
5.200% due 12/15/2011	2,600	2,098

American International Group, Inc.
4.950% due 03/20/2012	5,250	4,727
5.050% due 10/01/2015	700	519
5.450% due 05/18/2017	2,000	1,452
5.850% due 01/16/2018	22,920	16,619
6.250% due 05/01/2036	200	130
8.175% due 05/15/2058	1,000	608
8.250% due 08/15/2018	29,500	25,107

Anadarko Finance Co.
6.750% due 05/01/2011	2,900	3,083

ANZ National International Ltd.
6.200% due 07/19/2013	2,000	2,191

AvalonBay Communities, Inc.
5.700% due 03/15/2017	7,100	7,265

Bank of America Corp.
4.750% due 08/01/2015	200	198
5.375% due 09/11/2012	1,675	1,755
5.625% due 10/14/2016	2,000	2,024
5.650% due 05/01/2018	44,000	43,518
5.750% due 08/15/2016	500	493
5.750% due 12/01/2017	26,800	26,794
6.000% due 09/01/2017	9,800	9,931
6.500% due 08/01/2016	22,500	23,694
7.375% due 05/15/2014	17,700	19,721
7.625% due 06/01/2019	1,650	1,862

Bank of America N.A.
0.599% due 06/15/2017	5,170	4,317
1.059% due 05/12/2010	2,000	1,999

Bank of Scotland PLC
0.374% due 12/08/2010	10,000	9,771
5.500% due 06/15/2012	2,000	2,111

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bank One Corp.
5.250% due 01/30/2013	$100	$106

Barclays Bank PLC
5.200% due 07/10/2014	10,800	11,425
5.926% due 09/29/2049	5,000	3,750
6.050% due 12/04/2017	13,000	13,104
6.750% due 05/22/2019	11,000	12,325
7.375% due 06/29/2049	5,000	4,450
7.434% due 09/29/2049	500	445
10.179% due 06/12/2021	5,790	7,624

BB&T Corp.
3.850% due 07/27/2012	10,670	11,016
6.500% due 08/01/2011	30	32

Bear Stearns Cos. LLC
0.809% due 11/21/2016	7,500	6,857
5.300% due 10/30/2015	12,400	13,110
5.350% due 02/01/2012	2,000	2,126
5.550% due 01/22/2017	1,000	1,013
5.700% due 11/15/2014	100	107
6.400% due 10/02/2017	20,000	21,792
6.950% due 08/10/2012	25,600	28,522
7.250% due 02/01/2018	38,750	44,325

Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018	3,500	3,779

Block Financial LLC
7.875% due 01/15/2013	13,000	14,105

BNP Paribas
0.509% due 12/09/2016	4,000	3,916
0.780% due 06/04/2010	700	702
7.195% due 06/29/2049	2,225	1,958

Boston Properties LP
6.250% due 01/15/2013	2,800	2,910

C10 Capital SPV Ltd.
6.722% due 12/31/2049	400	317

Caelus Re Ltd.
6.611% due 06/07/2011	500	476

Canadian Oil Sands Ltd.
7.750% due 05/15/2019	38,225	44,328

Capital One Capital V
10.250% due 08/15/2039	4,000	4,431

Caterpillar Financial Services Corp.
5.450% due 04/15/2018	2,500	2,601
7.150% due 02/15/2019	4,000	4,646

CBA Capital Trust II
6.024% due 03/29/2049	600	499

CIT Group, Inc.
0.782% due 07/28/2011	3,400	2,384

Citigroup Funding, Inc.
0.755% due 10/22/2009	100	100
1.518% due 05/07/2010	100	100

Citigroup, Inc.
0.313% due 12/28/2009	21,900	21,870
0.439% due 03/07/2014	3,000	2,684
0.519% due 05/18/2011	9,000	8,782
0.579% due 05/18/2010	100	100
2.140% due 05/15/2018	600	530
5.000% due 09/15/2014	9,700	9,244
5.250% due 02/27/2012	5,000	5,139
5.300% due 10/17/2012	1,500	1,549
5.500% due 08/27/2012	9,000	9,278
5.500% due 04/11/2013	23,600	24,177
5.500% due 10/15/2014	9,500	9,501
5.625% due 08/27/2012	400	405
5.850% due 07/02/2013	4,800	4,892
5.875% due 05/29/2037	3,000	2,624
6.000% due 02/21/2012	1,190	1,237
6.000% due 08/15/2017	22,660	22,385
6.125% due 11/21/2017	32,225	32,045

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.125% due 05/15/2018	$15,615	$15,401
6.125% due 08/25/2036	600	516
6.375% due 08/12/2014	27,350	28,318
6.500% due 08/19/2013	20,800	21,861
8.125% due 07/15/2039	1,400	1,572
8.500% due 05/22/2019	21,000	23,745

ConocoPhillips Canada Funding Co. I
5.625% due 10/15/2016	300	329

Corp GEO SAB de C.V.
8.875% due 09/25/2014	10,000	10,550

Countrywide Capital III
8.050% due 06/15/2027	10,000	9,522

Countrywide Financial Corp.
4.500% due 06/15/2010	1,700	1,718
5.800% due 06/07/2012	1,000	1,056
6.250% due 05/15/2016	70	70

Credit Agricole S.A.
0.422% due 05/28/2010	9,600	9,562
6.637% due 05/29/2049	200	145
9.750% due 09/29/2049	1,700	1,764

Credit Suisse New York
6.000% due 02/15/2018	1,800	1,888

Credit Suisse USA, Inc.
6.125% due 11/15/2011	100	108

EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,300	10,078

FIA Card Services N.A.
7.125% due 11/15/2012	145	157

First Union Capital I
7.935% due 01/15/2027	6,000	6,012

First Union Institutional Capital II
7.850% due 01/01/2027	3,910	3,725

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	6,200	6,199
7.000% due 10/01/2013	1,000	940
7.375% due 10/28/2009	6,250	6,252
7.800% due 06/01/2012	5,000	4,835
8.000% due 06/01/2014	5,000	4,811
8.000% due 12/15/2016	4,000	3,718
9.750% due 09/15/2010	2,695	2,755
9.875% due 08/10/2011	6,325	6,418
12.000% due 05/15/2015	500	552

General Electric Capital Corp.
0.510% due 08/15/2011	150	146
0.559% due 09/15/2014	2,600	2,301
0.748% due 01/08/2016	18,000	15,324
0.768% due 10/06/2015	1,700	1,456
0.933% due 02/01/2011	100	100
1.307% due 05/22/2013	400	375
5.625% due 05/01/2018	16,830	16,777
6.375% due 11/15/2067	3,140	2,602

GMAC LLC
6.625% due 05/15/2012	100	91
6.875% due 09/15/2011	50	47

Goldman Sachs Group, Inc.
0.651% due 02/06/2012	4,500	4,430
0.739% due 03/22/2016	34,769	32,843
0.882% due 09/29/2014	12,000	11,317
0.905% due 07/22/2015	10,000	9,320
1.010% due 01/12/2015	34,300	32,875
3.625% due 08/01/2012	8,000	8,220
5.125% due 01/15/2015	10,000	10,466
5.250% due 10/15/2013	4,600	4,890
5.350% due 01/15/2016	1,100	1,138
5.450% due 11/01/2012	7,684	8,238
5.700% due 09/01/2012	1,500	1,620
5.950% due 01/18/2018	18,000	18,705
6.000% due 05/01/2014	1,000	1,089
6.150% due 04/01/2018	20,075	21,152

See Accompanying Notes	Semiannual Report	September 30, 2009	145

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.250% due 09/01/2017	$39,800	$42,160
6.600% due 01/15/2012	2,000	2,173
6.750% due 10/01/2037	3,700	3,831
6.875% due 01/15/2011	1,400	1,487
7.500% due 02/15/2019	13,075	14,979

HBOS Capital Funding LP
6.071% due 06/29/2049	800	464

HBOS PLC
5.375% due 11/29/2049	3,490	2,286
6.750% due 05/21/2018	14,582	13,025

HSBC Bank USA N.A.
6.000% due 08/09/2017	1,500	1,586
7.000% due 01/15/2039	13,800	16,173

HSBC Capital Funding LP
4.610% due 12/29/2049	11,430	8,985
9.547% due 12/29/2049	300	306

HSBC Finance Corp.
0.380% due 03/12/2010	100	100
0.649% due 09/14/2012	1,800	1,707
0.674% due 08/09/2011	2,000	1,942
0.714% due 05/10/2010	140	139
0.759% due 01/15/2014	3,000	2,764
6.750% due 05/15/2011	1,500	1,582

HSBC Holdings PLC
6.500% due 05/02/2036	700	761
6.500% due 09/15/2037	7,400	8,031
6.800% due 06/01/2038	3,800	4,278

Iberdrola Finance Ireland Ltd.
3.800% due 09/11/2014	3,600	3,655
5.000% due 09/11/2019	3,700	3,734

International Lease Finance Corp.
4.875% due 09/01/2010	150	141
5.350% due 03/01/2012	5,000	4,253
5.750% due 06/15/2011	2,000	1,823

JPMorgan Chase & Co.
0.410% due 06/25/2012	200	197
0.785% due 10/02/2009	500	500
4.750% due 03/01/2015	300	313
5.125% due 09/15/2014	100	104
5.250% due 05/01/2015	300	306
6.000% due 01/15/2018	27,600	29,672
6.300% due 04/23/2019	42,000	45,936
6.625% due 03/15/2012	350	382
7.900% due 04/29/2049	41,273	39,750

JPMorgan Chase Bank N.A.
0.630% due 06/13/2016	9,100	8,477
5.875% due 06/13/2016	3,100	3,253
6.000% due 10/01/2017	350	369

KeyBank N.A.
2.598% due 06/02/2010	400	398
5.800% due 07/01/2014	700	680

Lehman Brothers Holdings, Inc.
4.800% due 03/13/2014 (a)	300	52
6.625% due 01/18/2012 (a)	15,030	2,630
6.875% due 05/02/2018 (a)	3,403	621

Lloyds TSB Bank PLC
4.750% due 07/15/2011	9,000	9,079

Macquarie Group Ltd.
7.300% due 08/01/2014	18,200	19,458

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	5,000	5,279
9.250% due 04/15/2019	2,000	2,510

MBNA Corp.
7.500% due 03/15/2012	8,500	9,277

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	1,800	1,732
0.704% due 07/25/2011	105	102
2.709% due 05/12/2010	13,300	13,472

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.250% due 02/08/2010	$100	$101
5.000% due 02/03/2014	11,700	11,776
5.000% due 01/15/2015	10,300	10,415
5.450% due 02/05/2013	100	104
5.450% due 07/15/2014	17,500	18,243
5.700% due 05/02/2017	400	392
6.050% due 08/15/2012	8,500	9,073
6.150% due 04/25/2013	34,600	36,651
6.400% due 08/28/2017	13,000	13,187
6.500% due 07/15/2018	22,671	22,902
6.875% due 04/25/2018	42,600	44,875

MetLife, Inc.
5.000% due 06/15/2015	1,600	1,673

Metropolitan Life Global Funding I
0.480% due 05/17/2010	100	100
0.893% due 09/17/2010	1,500	1,497
2.202% due 06/10/2011	19,600	19,578
5.125% due 04/10/2013	3,910	4,059
5.125% due 06/10/2014	15,800	16,530

Mizuho Financial Group Cayman Ltd.
5.790% due 04/15/2014	150	159

Morgan Stanley
0.490% due 04/19/2012	10,000	9,716
0.760% due 01/18/2011	12,600	12,485
0.838% due 01/09/2014	41,600	38,746
0.960% due 10/18/2016	19,100	17,084
0.989% due 10/15/2015	14,500	13,283
2.550% due 05/14/2010	17,300	17,493
4.750% due 04/01/2014	4,700	4,672
5.375% due 10/15/2015	250	258
5.750% due 10/18/2016	5,400	5,490
5.950% due 12/28/2017	6,600	6,731
6.000% due 05/13/2014	1,400	1,493
6.000% due 04/28/2015	2,500	2,651
6.250% due 08/28/2017	30,110	31,391
6.625% due 04/01/2018	35,900	38,023
6.750% due 04/15/2011	7,700	8,213
7.300% due 05/13/2019	1,350	1,488

National Australia Bank Ltd.
0.914% due 02/08/2010	50	50
5.350% due 06/12/2013	12,200	13,021

National City Bank
0.387% due 06/18/2010	1,500	1,492
0.684% due 06/07/2017	2,600	2,088
6.200% due 12/15/2011	2,000	2,137

National City Bank of Kentucky
6.300% due 02/15/2011	1,000	1,042

National City Corp.
0.465% due 06/16/2010	1,000	995

Pacific Life Global Funding
5.150% due 04/15/2013	500	523

Pacific Life Insurance Co.
9.250% due 06/15/2039	1,800	2,070

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	2,000	2,117

Piper Jaffray Equipment Trust Securities
6.750% due 04/01/2011	735	695

Preferred Term Securities XII Ltd.
0.843% due 03/24/2034	93	44

Principal Life Income Funding Trusts
5.300% due 04/24/2013	500	513

Prudential Financial, Inc.
6.000% due 12/01/2017	1,500	1,523

Rabobank Nederland NV
11.000% due 06/29/2049	37,955	46,625
11.000% due 12/31/2049	2,000	2,480

Regions Financial Corp.
0.453% due 06/26/2012	3,500	3,003

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
4.875% due 08/25/2014	$15,000	$15,250
6.990% due 10/29/2049	14,000	7,289
7.648% due 08/29/2049	2,000	1,122
9.118% due 03/31/2049	480	444

RSHB Capital S.A. for OJSC Russian Agricultural Bank
6.299% due 05/15/2017	8,100	7,877
7.125% due 01/14/2014	1,900	1,978
7.175% due 05/16/2013	200	208
7.750% due 05/29/2018	5,000	5,167
7.750% due 05/29/2018	12,400	12,973
9.000% due 06/11/2014	15,100	16,619

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	11,500	10,130

Simon Property Group LP
5.450% due 03/15/2013	5,200	5,320
6.750% due 05/15/2014	13,200	14,176

SLM Corp.
0.664% due 07/26/2010	15,000	14,252
0.734% due 10/25/2011	3,500	2,936
4.500% due 07/26/2010	3,000	2,916
5.000% due 10/01/2013	1,000	797
8.450% due 06/15/2018	9,205	7,354

SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	1,500	1,666

State Street Bank and Trust Co.
0.514% due 12/08/2015	7,500	6,959

State Street Capital Trust III
8.250% due 03/15/2042	2,400	2,351

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	300	286

TransCapitalInvest Ltd. for OJSC AK Transneft
5.670% due 03/05/2014	5,500	5,356
8.700% due 08/07/2018	31,800	35,457
8.700% due 08/07/2018	3,600	3,935

UBS AG
1.212% due 06/19/2010	600	593
1.392% due 05/05/2010	800	802
1.532% due 09/29/2011	7,000	6,984
5.750% due 04/25/2018	4,000	4,072
5.875% due 12/20/2017	35,000	35,886

UBS Preferred Funding Trust V
6.243% due 05/29/2049	5,800	4,420

USB Capital IX
6.189% due 10/29/2049	975	758

Ventas Realty LP
6.500% due 06/01/2016	1,400	1,365

Wachovia Bank N.A.
0.629% due 03/15/2016	13,500	12,043
5.000% due 08/15/2015	300	290
7.800% due 08/18/2010	30	32

Wachovia Capital Trust V
7.965% due 06/01/2027	1,300	1,090

Wachovia Corp.
0.511% due 03/01/2012	4,000	3,913
0.569% due 06/15/2017	15,100	13,026
0.633% due 04/23/2012	44,400	43,481
0.639% due 10/15/2011	5,100	5,030
5.500% due 05/01/2013	26,500	28,386
5.700% due 08/01/2013	100	107
5.750% due 06/15/2017	500	529
5.750% due 02/01/2018	1,048	1,111

WEA Finance LLC
5.750% due 09/02/2015	12,300	12,397
6.750% due 09/02/2019	10,000	10,136

146	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wells Fargo & Co.
0.610% due 01/12/2011	$600	$599
0.702% due 10/28/2015	8,000	7,319
4.375% due 01/31/2013	2,500	2,584
5.625% due 12/11/2017	17,200	18,096

Wells Fargo Bank N.A.
0.650% due 05/16/2016	3,800	3,286
4.750% due 02/09/2015	5,840	5,930
5.950% due 08/26/2036	400	407
6.450% due 02/01/2011	5,930	6,248

Wells Fargo Capital XIII
7.700% due 12/29/2049	41,540	36,763

Wells Fargo Capital XV
9.750% due 12/31/2049	5,000	5,225

Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	300	295

		2,433,591

INDUSTRIALS 36.5%

AGL Capital Corp.
5.250% due 08/15/2019	6,500	6,684

Allied Waste North America, Inc.
6.500% due 11/15/2010	300	310

Altria Group, Inc.
7.750% due 02/06/2014	23,545	26,870
9.250% due 08/06/2019	34,200	41,862
9.700% due 11/10/2018	3,000	3,732

American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	44	43
7.858% due 10/01/2011	5,050	5,044

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	24,150	26,414

American Stores Co.
8.000% due 06/01/2026	250	226

American Tower Corp.
7.250% due 05/15/2019	4,000	4,130

Amgen, Inc.
5.850% due 06/01/2017	6,500	7,162

Anadarko Petroleum Corp.
6.950% due 06/15/2019	8,755	9,778
8.700% due 03/15/2019	27,450	32,876

Anglo American Capital PLC
9.375% due 04/08/2014	22,910	26,715

ARAMARK Corp.
5.000% due 06/01/2012	2,500	2,375

Barrick Gold Corp.
6.950% due 04/01/2019	39,510	46,352

Beckman Coulter, Inc.
6.875% due 11/15/2011	30	32

BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	57,100	66,368

Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,707

Bunge Ltd. Finance Corp.
8.500% due 06/15/2019	5,400	6,236

Burlington Northern Santa Fe Corp.
7.000% due 02/01/2014	3,840	4,397

Canadian National Railway Co.
4.400% due 03/15/2013	80	84
5.550% due 05/15/2018	500	549

Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	107

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Cardinal Health, Inc.
0.865% due 10/02/2009	$200	$200
5.500% due 06/15/2013	5,000	5,248

CareFusion Corp.
4.125% due 08/01/2012	3,100	3,185

Cenovus Energy, Inc.
5.700% due 10/15/2019	5,000	5,138

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	150	169

Centex Corp.
5.250% due 06/15/2015	4,000	3,970

Chesapeake Energy Corp.
6.625% due 01/15/2016	2,500	2,375
6.875% due 01/15/2016	1,500	1,429
7.250% due 12/15/2018	3,645	3,463
9.500% due 02/15/2015	7,000	7,402

CODELCO, Inc.
6.150% due 10/24/2036	100	104
7.500% due 01/15/2019	6,200	7,516

Colorado Interstate Gas Co.
6.800% due 11/15/2015	491	549

Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	13,730	15,961

Comcast Cable Communications LLC
8.875% due 05/01/2017	35	43

Comcast Corp.
5.875% due 02/15/2018	28,600	30,533
5.900% due 03/15/2016	4,300	4,628
6.500% due 01/15/2017	6,000	6,597

Concho Resources, Inc.
8.625% due 10/01/2017	5,000	5,150

Continental Airlines, Inc.
6.503% due 12/15/2012	100	96
9.000% due 07/08/2016	7,700	8,186

COX Enterprises, Inc.
7.875% due 09/15/2010	4,930	5,159

CSC Holdings, Inc.
6.750% due 04/15/2012	2,200	2,277
7.625% due 04/01/2011	600	626

CSN Islands XI Corp.
6.875% due 09/21/2019	5,000	5,073

CSX Corp.
5.300% due 02/15/2014	250	263
6.250% due 03/15/2018	5,370	5,833

Daimler Finance North America LLC
5.750% due 09/08/2011	2,000	2,102
5.875% due 03/15/2011	3,050	3,166
6.500% due 11/15/2013	4,300	4,638
7.300% due 01/15/2012	100	108

DCP Midstream LLC
5.375% due 10/15/2015	100	98

Delta Air Lines, Inc.
6.417% due 07/02/2012	12,800	11,776
6.619% due 09/18/2012	77	75
7.379% due 11/18/2011	23	23
7.570% due 11/18/2010	8,983	8,893

Devon Energy Corp.
5.625% due 01/15/2014	12,500	13,456
6.300% due 01/15/2019	19,500	21,552

Devon Financing Corp. ULC
6.875% due 09/30/2011	4,000	4,355

Diamond Offshore Drilling, Inc.
5.875% due 05/01/2019	11,500	12,407

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

DirecTV Holdings LLC
5.875% due 10/01/2019	$4,500	$4,494
8.375% due 03/15/2013	21,000	21,630

Discovery Communications LLC
5.625% due 08/15/2019	700	720

Dow Chemical Co.
4.850% due 08/15/2012	31,480	32,763
5.900% due 02/15/2015	12,000	12,334
6.000% due 10/01/2012	15,400	16,418
7.600% due 05/15/2014	14,800	16,395
8.550% due 05/15/2019	13,500	15,201

DR Horton, Inc.
5.625% due 09/15/2014	1,500	1,455
5.625% due 01/15/2016	2,500	2,350
6.500% due 04/15/2016	5,000	4,944

El Paso Natural Gas Co.
5.950% due 04/15/2017	5,445	5,654
8.375% due 06/15/2032	17,070	20,584
8.625% due 01/15/2022	3,000	3,661

Enbridge Energy Partners LP
5.875% due 12/15/2016	1,200	1,253
6.500% due 04/15/2018	7,000	7,555

EnCana Corp.
4.750% due 10/15/2013	100	105
5.900% due 12/01/2017	18,500	19,794
6.500% due 05/15/2019	37,550	41,774

Energy Transfer Partners LP
5.950% due 02/01/2015	6,600	6,939
6.000% due 07/01/2013	3,330	3,533
6.125% due 02/15/2017	6,000	6,257
6.700% due 07/01/2018	4,500	4,823
8.500% due 04/15/2014	8,080	9,349
9.000% due 04/15/2019	16,750	20,173
9.700% due 03/15/2019	30,000	37,194

Enterprise Products Operating LLC
4.600% due 08/01/2012	1,000	1,037
5.000% due 03/01/2015	200	206
6.300% due 09/15/2017	5,572	6,011
6.500% due 01/31/2019	13,000	14,219

Express Scripts, Inc.
5.250% due 06/15/2012	14,300	15,191
6.250% due 06/15/2014	5,400	5,943
7.250% due 06/15/2019	5,800	6,824

Florida Gas Transmission Co. LLC
7.000% due 07/17/2012	2,800	3,050
7.900% due 05/15/2019	65,109	77,805

Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	500	533

Freeport-McMoRan Corp.
8.750% due 06/01/2011	200	213
9.500% due 06/01/2031	200	228

Gaz Capital S.A.
6.212% due 11/22/2016	1,000	970
7.288% due 08/16/2037	2,000	1,880
7.510% due 07/31/2013	5,000	5,311
8.125% due 07/31/2014	26,900	28,918
8.625% due 04/28/2034	13,200	14,515
9.250% due 04/23/2019	7,000	7,814

Gazprom International S.A.
7.201% due 02/01/2020	8,218	8,587

General Electric Co.
5.250% due 12/06/2017	38,500	39,576

General Mills, Inc.
5.700% due 02/15/2017	200	218

Georgia-Pacific LLC
8.125% due 05/15/2011	7,181	7,486
8.250% due 05/01/2016	1,970	2,054

See Accompanying Notes	Semiannual Report	September 30, 2009	147

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

GTL Trade Finance, Inc.
7.250% due 10/20/2017	$4,350	$4,611
7.250% due 10/20/2017	20,900	22,154

HCA, Inc.
8.500% due 04/15/2019	5,500	5,775
9.125% due 11/15/2014	3,200	3,312
9.250% due 11/15/2016	11,400	11,813
9.625% due 11/15/2016 (c)	3,300	3,440
9.875% due 02/15/2017	2,500	2,662

Historic TW, Inc.
9.125% due 01/15/2013	5,100	5,927

Hospira, Inc.
6.050% due 03/30/2017	100	105
6.400% due 05/15/2015	8,100	9,018

Humana, Inc.
6.450% due 06/01/2016	5,200	5,254
7.200% due 06/15/2018	10,000	10,137

Hutchison Whampoa International 03/13 Ltd.
6.500% due 02/13/2013	140	152

International Business Machines Corp.
8.375% due 11/01/2019	30	40

KB Home
5.750% due 02/01/2014	3,000	2,895
6.250% due 06/15/2015	2,500	2,400

Kern River Funding Corp.
4.893% due 04/30/2018	55	58

Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	200	209
5.625% due 02/15/2015	14,390	15,468
5.800% due 03/01/2021	21,200	21,581
5.950% due 02/15/2018	27,347	28,655
6.000% due 02/01/2017	5,200	5,445
6.500% due 09/01/2039	5,500	5,614
6.850% due 02/15/2020	6,100	6,675
7.125% due 03/15/2012	5,178	5,659
9.000% due 02/01/2019	30,030	36,446

Kraft Foods, Inc.
6.500% due 08/11/2017	300	325

Kroger Co.
5.500% due 02/01/2013	200	213

L-3 Communications Corp.
5.200% due 10/15/2019 (b)	10,000	9,964

Lorillard Tobacco Co.
8.125% due 06/23/2019	1,000	1,137

Ltd Brands, Inc.
5.250% due 11/01/2014	2,500	2,323

Magellan Midstream Partners LP
6.400% due 07/15/2018	3,900	4,279
6.550% due 07/15/2019	9,500	10,576

Masco Corp.
5.875% due 07/15/2012	5,000	5,012

MGM Mirage
13.000% due 11/15/2013	4,700	5,405

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	19,900	20,135
6.700% due 09/15/2019	4,800	4,945

Monsanto Co.
5.125% due 04/15/2018	1,000	1,063

Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	6,000	6,749

Motorola, Inc.
5.375% due 11/15/2012	5,000	5,067

Nalco Co.
7.750% due 11/15/2011	2,000	2,010

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Newell Rubbermaid, Inc.
5.500% due 04/15/2013	$10,000	$10,296

Newmont Mining Corp.
5.125% due 10/01/2019	4,600	4,607

Northwest Pipeline GP
5.950% due 04/15/2017	200	214

Nucor Corp.
5.850% due 06/01/2018	1,000	1,097

Owens-Brockway Glass Container, Inc.
8.250% due 05/15/2013	2,000	2,055

Pemex Project Funding Master Trust
5.750% due 03/01/2018	16,800	16,695

Petrobras International Finance Co.
7.875% due 03/15/2019	56,900	65,933

Petroleos Mexicanos
4.875% due 03/15/2015	500	496
8.000% due 05/03/2019	42,100	48,289

Pfizer, Inc.
6.200% due 03/15/2019	39,600	44,716

Philip Morris International, Inc.
5.650% due 05/16/2018	1,550	1,653

Plains All American Pipeline LP
6.125% due 01/15/2017	1,400	1,456

Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	43,335	46,940
6.500% due 05/15/2019	2,600	2,920

Pride International, Inc.
7.375% due 07/15/2014	4,000	4,120
8.500% due 06/15/2019	12,900	14,254

Principal Financial Group, Inc.
8.875% due 05/15/2019	10,000	12,002

Pulte Homes, Inc.
6.250% due 02/15/2013	13,000	13,260

Reynolds American, Inc.
7.250% due 06/01/2013	2,050	2,233
7.750% due 06/01/2018	100	109

Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	3,000	3,236
6.500% due 07/15/2018	2,100	2,263
8.950% due 05/01/2014	18,800	22,213
9.000% due 05/01/2019	27,200	33,455

Roche Holdings, Inc.
6.000% due 03/01/2019	32,300	36,020

Rockies Express Pipeline LLC
6.250% due 07/15/2013	39,745	43,006
6.850% due 07/15/2018	29,200	32,700

Rogers Communications, Inc.
5.500% due 03/15/2014	13,176	14,123
6.375% due 03/01/2014	6,000	6,631
6.750% due 03/15/2015	8,040	9,049
6.800% due 08/15/2018	3,800	4,273
7.250% due 12/15/2012	5,000	5,656

RR Donnelley & Sons Co.
6.125% due 01/15/2017	7,000	6,612

Ryder System, Inc.
6.000% due 03/01/2013	3,000	3,158

Ryland Group, Inc.
8.400% due 05/15/2017	1,000	1,078

Safeway, Inc.
5.800% due 08/15/2012	500	542

SBA Telecommunications, Inc.
8.250% due 08/15/2019	500	518

Southeast Supply Header LLC
4.850% due 08/15/2014	16,400	16,723

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Southern Natural Gas Co.
5.900% due 04/01/2017	$6,800	$7,039

Southwest Airlines Co.
10.500% due 12/15/2011	8,000	8,638

Spectra Energy Capital LLC
5.650% due 03/01/2020	5,000	5,136

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,500	2,475

Steel Dynamics, Inc.
6.750% due 04/01/2015	1,500	1,444
8.250% due 04/15/2016	7,000	7,070

Suncor Energy, Inc.
6.100% due 06/01/2018	5,900	6,178

Systems 2001 Asset Trust LLC
6.664% due 09/15/2013	41	41

Target Corp.
6.000% due 01/15/2018	1,000	1,128

Teck Resources Ltd.
9.750% due 05/15/2014	500	552
10.250% due 05/15/2016	8,850	10,045
10.750% due 05/15/2019	6,550	7,647

Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	400	428
7.500% due 04/01/2017	800	901
8.000% due 02/01/2016	12,900	14,706
8.375% due 06/15/2032	1,400	1,688

Time Warner Cable, Inc.
5.850% due 05/01/2017	16,590	17,523
6.750% due 07/01/2018	750	831
7.500% due 04/01/2014	16,000	18,372
8.250% due 02/14/2014	500	583
8.250% due 04/01/2019	6,000	7,267
8.750% due 02/14/2019	7,750	9,566

Time Warner, Inc.
5.500% due 11/15/2011	300	319
6.750% due 04/15/2011	25	27

Toll Brothers Finance Corp.
6.750% due 11/01/2019	2,500	2,497
8.910% due 10/15/2017	2,000	2,272

TransCanada Pipelines Ltd.
7.125% due 01/15/2019	10,500	12,413

Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	30	35

Transocean, Inc.
6.000% due 03/15/2018	33,696	36,065

Union Pacific Corp.
5.125% due 02/15/2014	1,950	2,095
7.875% due 01/15/2019	8,500	10,557

United Airlines, Inc.
10.125% due 03/22/2015 (a)	73	22

UnitedHealth Group, Inc.
0.472% due 06/21/2010	1,000	996
6.000% due 06/15/2017	1,800	1,882
6.000% due 02/15/2018	11,400	11,999

Vale Overseas Ltd.
6.250% due 01/11/2016	2,200	2,438
6.250% due 01/23/2017	19,800	21,302
6.875% due 11/21/2036	1,200	1,248
8.250% due 01/17/2034	1,700	2,034

Walt Disney Co.
6.375% due 03/01/2012	100	110

WellPoint, Inc.
4.250% due 12/15/2009	100	101
6.000% due 02/15/2014	2,000	2,156
7.000% due 02/15/2019	5,200	5,922

148	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Weyerhaeuser Co.
6.750% due 03/15/2012	$4,400	$4,587
7.375% due 03/15/2032	5,000	4,450
7.375% due 10/01/2019 (b)	30,800	30,778

Williams Cos., Inc.
6.375% due 10/01/2010	19,800	20,334
7.125% due 09/01/2011	1,000	1,061
7.875% due 09/01/2021	7,100	7,697
8.125% due 03/15/2012	8,200	8,919
8.750% due 01/15/2020	32,685	37,652

Wind Acquisition Finance S.A.
11.750% due 07/15/2017	5,000	5,663

Windstream Corp.
8.125% due 08/01/2013	2,000	2,065

Wynn Las Vegas LLC
6.625% due 12/01/2014	2,000	1,940

XTO Energy, Inc.
4.900% due 02/01/2014	27,500	28,566
5.500% due 06/15/2018	6,850	7,081
5.750% due 12/15/2013	4,000	4,326
6.250% due 08/01/2017	33,600	36,332
6.500% due 12/15/2018	5,700	6,304
7.500% due 04/15/2012	2,900	3,217

Yum! Brands, Inc.
8.875% due 04/15/2011	140	153

		2,388,998

UTILITIES 14.8%

Appalachian Power Co.
5.000% due 06/01/2017	4,000	4,005
5.650% due 08/15/2012	300	322
7.950% due 01/15/2020	33,920	41,331

AT&T Corp.
7.300% due 11/15/2011	447	495

AT&T Mobility LLC
6.500% due 12/15/2011	50	55

AT&T, Inc.
5.600% due 05/15/2018	3,000	3,161
5.800% due 02/15/2019	25,000	26,807

Axtel SAB de C.V.
9.000% due 09/22/2019	4,500	4,590

BellSouth Corp.
5.200% due 09/15/2014	300	325
5.200% due 12/15/2016	100	105

British Telecommunications PLC
5.150% due 01/15/2013	4,000	4,171
5.950% due 01/15/2018	1,000	1,015
9.125% due 12/15/2010	100	108

Bruce Mansfield Unit
6.850% due 06/01/2034	99	98

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	20,050	21,754

CenturyTel, Inc.
8.375% due 10/15/2010	100	106

CMS Energy Corp.
1.459% due 01/15/2013	2,000	1,810

Consolidated Edison Co. of New York, Inc.
5.850% due 04/01/2018	1,800	1,966
6.650% due 04/01/2019	20,000	23,157
7.125% due 12/01/2018	11,500	13,668

Constellation Energy Group, Inc.
7.000% due 04/01/2012	100	108

Consumers Energy Co.
5.000% due 02/15/2012	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.375% due 04/15/2013	$100	$108
6.875% due 03/01/2018	3,534	4,041

Deutsche Telekom International Finance BV
4.875% due 07/08/2014	6,900	7,253
5.875% due 08/20/2013	24,633	26,837
6.000% due 07/08/2019	12,000	12,888
6.750% due 08/20/2018	25,128	28,190
8.500% due 06/15/2010	330	346

Dominion Resources, Inc.
5.700% due 09/17/2012	1,000	1,093
6.400% due 06/15/2018	5,950	6,674

Duke Energy Carolinas LLC
5.750% due 11/15/2013	5,000	5,530

Duke Energy Corp.
5.050% due 09/15/2019	12,000	12,159
6.250% due 06/15/2018	6,000	6,599
6.300% due 02/01/2014	10,000	11,075

EDF S.A.
5.500% due 01/26/2014	20,000	21,972
6.500% due 01/26/2019	18,500	21,241

Embarq Corp.
6.738% due 06/01/2013	2,500	2,714
7.082% due 06/01/2016	2,000	2,176

Enel Finance International S.A.
5.125% due 10/07/2019 (b)	10,000	9,956
6.000% due 10/07/2039 (b)	5,000	4,973

Entergy Gulf States Louisiana LLC
5.590% due 10/01/2024 (b)	4,000	4,001

Entergy Gulf States, Inc.
4.875% due 11/01/2011	100	100

Entergy Louisiana LLC
5.560% due 09/01/2015	50	51

Entergy Texas, Inc.
7.125% due 02/01/2019	4,300	4,826

FPL Group Capital, Inc.
5.350% due 06/15/2013	400	432

Illinois Power Co.
9.750% due 11/15/2018	688	865

Indiana Michigan Power Co.
7.000% due 03/15/2019	10,700	12,356

Indianapolis Power & Light Co.
6.300% due 07/01/2013	150	162

Ipalco Enterprises, Inc.
7.250% due 04/01/2016	150	151

Kentucky Power Co.
6.000% due 09/15/2017	200	212

Metropolitan Edison Co.
7.700% due 01/15/2019	4,500	5,326

MidAmerican Energy Holdings Co.
3.150% due 07/15/2012	6,000	6,079

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	7,900	8,578

NGPL PipeCo. LLC
6.514% due 12/15/2012	28,742	31,561
7.119% due 12/15/2017	68,520	76,807

Oncor Electric Delivery Co.
6.375% due 05/01/2012	5,400	5,868
6.375% due 01/15/2015	4,000	4,440
6.800% due 09/01/2018	16,300	18,792

Pacific Gas & Electric Co.
5.625% due 11/30/2017	500	550
8.250% due 10/15/2018	24,750	31,510

Pennsylvania Electric Co.
5.200% due 04/01/2020	20,000	19,984

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

PG&E Corp.
5.750% due 04/01/2014	$37,400	$40,884

Progress Energy, Inc.
0.959% due 01/15/2010	5,000	4,992
6.850% due 04/15/2012	200	218
7.100% due 03/01/2011	94	100

PSEG Power LLC
5.320% due 09/15/2016	20,456	21,005
6.950% due 06/01/2012	2,100	2,307

Public Service Co. of Oklahoma
6.150% due 08/01/2016	150	160

Public Service Electric & Gas Co.
5.300% due 05/01/2018	300	322

Qwest Communications International, Inc.
7.250% due 02/15/2011	200	204

Qwest Corp.
3.549% due 06/15/2013	100	94
6.500% due 06/01/2017	200	189
7.875% due 09/01/2011	550	570

Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	10,200	10,257

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.500% due 09/30/2014	1,250	1,334
5.832% due 09/30/2016	10,000	10,411
5.832% due 09/30/2016	5,755	5,996
6.750% due 09/30/2019	2,400	2,704

RRI Energy, Inc.
6.750% due 12/15/2014	2,000	2,065

Southern California Edison Co.
5.000% due 01/15/2014	200	215

Sprint Capital Corp.
8.375% due 03/15/2012	5,000	5,188

Sprint Nextel Corp.
0.683% due 06/28/2010	1,200	1,166

Telecom Italia Capital S.A.
0.963% due 02/01/2011	10,000	9,917
1.120% due 07/18/2011	4,400	4,368
4.000% due 01/15/2010	1,700	1,712
4.950% due 09/30/2014	2,900	3,005
5.250% due 11/15/2013	4,300	4,528
5.250% due 10/01/2015	15,000	15,553
6.175% due 06/18/2014	29,900	32,474
6.200% due 07/18/2011	3,000	3,197
6.999% due 06/04/2018	11,000	12,179
7.175% due 06/18/2019	5,000	5,591

Telefonica Emisiones SAU
4.949% due 01/15/2015	1,800	1,912
5.855% due 02/04/2013	15,000	16,352
5.984% due 06/20/2011	1,634	1,742
6.221% due 07/03/2017	12,600	13,934
6.421% due 06/20/2016	10,775	12,120

TELUS Corp.
8.000% due 06/01/2011	30	33

Verizon Communications, Inc.
6.100% due 04/15/2018	25,700	27,810
6.350% due 04/01/2019	19,200	21,246
8.750% due 11/01/2018	15,800	19,776

Verizon New England, Inc.
6.500% due 09/15/2011	200	215

Verizon Wireless Capital LLC
5.550% due 02/01/2014	58,675	63,482

Virginia Electric and Power Co.
5.400% due 01/15/2016	500	533
5.400% due 04/30/2018	1,700	1,823

Vodafone Group PLC
4.150% due 06/10/2014	6,000	6,169

See Accompanying Notes	Semiannual Report	September 30, 2009	149

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 02/27/2017	$11,000	$11,678
7.750% due 02/15/2010	30	31

		969,499

Total Corporate Bonds & Notes (Cost $5,331,986)		5,792,088

MUNICIPAL BONDS & NOTES 1.9%

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	$10,000	10,470

California State General Obligation Bonds, Series 2009
6.000% due 04/01/2038	9,000	9,880
7.500% due 04/01/2034	7,200	7,916
7.550% due 04/01/2039	2,000	2,226

California State General Obligation Notes, Series 2009
5.250% due 04/01/2014	3,000	3,119
5.450% due 04/01/2015	14,000	14,647
5.950% due 04/01/2016	5,000	5,277

Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	2,300	2,497

Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.775% due 04/01/2029	7,500	7,860

Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	18,000	18,891

Hamilton County, Ohio Revenue Bonds, Series 2009
6.500% due 12/01/2034	2,500	2,637

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	3,000	3,015

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	2,100	2,133

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	2,300	2,404

Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	2,000	2,111

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	1,500	1,518

Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	2,000	2,072

Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	12,500	12,910

Texas State General Obligation Bonds, Series 2009
6.072% due 10/01/2029	10,000	10,490

West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	6,000	6,255

Total Municipal Bonds & Notes (Cost $121,223)		128,328

U.S. GOVERNMENT AGENCIES 3.6%

Fannie Mae
4.500% due 10/01/2039	30,000	30,384
5.500% due 10/01/2035 - 11/01/2039	187,514	195,824
5.500% due 12/01/2036 - 05/01/2038 (h)	5,564	5,831

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Freddie Mac
5.500% due 11/01/2039	$3,200	$3,339

Total U.S. Government Agencies (Cost $234,252)		235,378

U.S. TREASURY OBLIGATIONS 4.1%

U.S. Treasury Bonds
3.500% due 02/15/2039 (h)	$53,000	48,048
4.250% due 05/15/2039 (h)	3,800	3,933
4.500% due 08/15/2039 (g)	194,500	209,817

U.S. Treasury Notes
0.875% due 04/30/2011 (h)	4,624	4,639

Total U.S. Treasury Obligations (Cost $261,565)		266,437

MORTGAGE-BACKED SECURITIES 0.2%

Banc of America Commercial Mortgage, Inc.
5.492% due 02/10/2051	$110	90
5.935% due 02/10/2051	1,000	892

Bear Stearns Alt-A Trust
5.135% due 11/25/2034	314	271

Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	1,300	1,178
5.888% due 12/10/2049	91	79

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	200	185
5.886% due 11/15/2044	100	94

Countrywide Alternative Loan Trust
6.000% due 01/25/2037	147	97

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	100	85

GS Mortgage Securities Corp. II
5.560% due 11/10/2039	2,500	2,204

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,500	2,155

LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	200	168

Merrill Lynch Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	2,000	1,690
5.700% due 09/12/2049	100	79

Merrill Lynch Mortgage Investors, Inc.
5.001% due 05/25/2033	59	56

Morgan Stanley Capital I
5.569% due 12/15/2044	1,000	828

Structured Adjustable Rate Mortgage Loan Trust
3.623% due 03/25/2034	89	75

Wells Fargo Mortgage-Backed Securities Trust
4.572% due 12/25/2033	538	521
4.719% due 07/25/2034	302	297

Total Mortgage-Backed Securities (Cost $10,381)		11,044

ASSET-BACKED SECURITIES 0.7%

Bank of America Auto Trust
1.160% due 02/15/2012	9,200	9,208

Chase Issuance Trust
1.799% due 09/15/2015	11,500	11,832

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	800	808
1.863% due 05/15/2012	2,000	2,022

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MBNA Credit Card Master Note Trust
0.283% due 05/15/2013		$500	$496

SLM Student Loan Trust
2.004% due 04/25/2023		20,125	20,925

Total Asset-Backed Securities (Cost $43,903)			45,291

SOVEREIGN ISSUES 1.4%

Brazil Government International Bond
6.000% due 01/17/2017		$2,000	2,174
7.875% due 03/07/2015		1,500	1,776

Croatia Government International Bond
1.750% due 07/30/2010		7	7

Export-Import Bank of Korea
5.875% due 01/14/2015		38,100	40,267
8.125% due 01/21/2014		7,100	8,142

Korea Development Bank
8.000% due 01/23/2014		2,000	2,288

Mexico Government International Bond
5.950% due 03/19/2019 (g)		35,500	37,453

South Africa Government International Bond
7.375% due 04/25/2012		90	99

Total Sovereign Issues (Cost $87,368)			92,206

FOREIGN CURRENCY-DENOMINATED ISSUES 2.6%

American International Group, Inc.
4.000% due 09/20/2011	EUR	2,000	2,766
4.375% due 04/26/2016		2,000	2,186
4.875% due 03/15/2067		1,700	1,132
4.900% due 06/02/2014	CAD	2,000	1,460
5.750% due 03/15/2067	GBP	600	441
8.000% due 05/22/2038	EUR	2,000	1,610
8.625% due 05/22/2038	GBP	1,000	887

Barclays Bank PLC
14.000% due 11/29/2049		16,400	34,073

Brazil Government International Bond
10.250% due 01/10/2028	BRL	8,900	4,848

Caisse Nationale des Caisses d’Epargne et de Prevoyance
5.250% due 07/29/2049	EUR	4,600	4,510

CIT Group, Inc.
4.250% due 09/22/2011		8,000	7,551
5.000% due 05/13/2014		2,000	1,771
5.500% due 12/01/2014	GBP	670	637

Citigroup, Inc.
0.903% due 06/28/2013	EUR	1,800	2,441
1.083% due 02/09/2016		1,000	1,282

Credit Logement S.A.
4.604% due 03/29/2049		300	362

Fortis Bank S.A.
6.500% due 09/29/2049		9,000	12,512

General Electric Capital Corp.
5.500% due 09/15/2067		10,000	11,487
6.500% due 09/15/2067	GBP	500	639

Goldman Sachs Group, Inc.
1.193% due 02/04/2013	EUR	1,700	2,378
1.258% due 01/30/2017		1,100	1,443

HSBC Holdings PLC
5.375% due 12/20/2012		60	94

Intesa Sanpaolo SpA
8.047% due 06/29/2049		6,200	8,891

150	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.993% due 09/26/2013	EUR	500	$702

Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)	JPY	800,000	1,292

Merrill Lynch & Co., Inc.
1.328% due 09/14/2018	EUR	4,000	4,487

Morgan Stanley
0.654% due 02/23/2012	CAD	7,400	6,601
1.134% due 11/29/2013	EUR	1,000	1,345
1.299% due 05/02/2014		2,000	2,676

MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	710	936

Rabobank Nederland NV
0.776% due 09/20/2017	EUR	7,000	9,640

RBS Capital Trust A
6.467% due 12/29/2049		325	288

Rogers Cable, Inc.
7.250% due 12/15/2011	CAD	50	51

Santander Perpetual S.A. Unipersonal
4.375% due 12/29/2049	EUR	1,000	1,251

SLM Corp.
0.973% due 12/15/2010		1,500	1,998
1.277% due 04/26/2011		1,279	1,628

Societe Generale
9.375% due 12/31/2049		4,000	6,149

Wachovia Corp.
0.999% due 08/01/2011		2,400	3,406

Wind Acquisition Finance S.A.
11.750% due 07/15/2017		13,100	21,327

Total Foreign Currency-Denominated Issues (Cost $136,080)			169,178

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.2%

American International Group, Inc.
8.500% due 08/01/2011	15,100	$174

Wells Fargo & Co.
7.500% due 12/31/2049	15,500	13,842

Total Convertible Preferred Securities (Cost $10,581)		14,016

PREFERRED STOCKS 0.0%

SLM Corp.
0.573% due 03/15/2017	21,400	263

Total Preferred Stocks (Cost $241)		263

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 2.7%

CERTIFICATES OF DEPOSIT 0.1%

Bank of Ireland
0.286% due 02/26/2010	$1,100	1,089

UBS AG
1.240% due 07/01/2010	3,900	3,899

		4,988

REPURCHASE AGREEMENTS 0.1%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	3,000	3,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $3,061. Repurchase proceeds are $3,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$1,400	$1,400
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $1,430. Repurchase proceeds are $1,400.)

		4,400

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (h)	940	939

U.S. TREASURY BILLS 0.0%
0.213% due 02/25/2010 - 03/25/2010 (d)(f)(h)	2,201	2,199

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.5%
	16,112,075	161,330

Total Short-Term Instruments (Cost $173,860)		173,856

PURCHASED OPTIONS (j) 0.0%
(Cost $371)		62

Total Investments 105.9% (Cost $6,413,312)		$6,929,658

Written Options (k) (0.1%) (Premiums $10,552)		(4,767)

Other Assets and Liabilities (Net) (5.8%)		(384,238)

Net Assets 100.0%		$6,540,653

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Payment in-kind bond security.
(d)	Coupon represents a weighted average rate.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $1,798 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $78,450 at a weighted average interest rate of 0.147%. On September 30, 2009, securities valued at $203,312 were pledged as collateral for reverse repurchase agreements.
(h)	Securities with an aggregate market value of $11,346 and cash of $7,015 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2011	19	$0
90-Day Eurodollar December Futures	Long	12/2010	12,595	10,742
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	1,095	1,434
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	207	17

				$12,193

See Accompanying Notes	Semiannual Report	September 30, 2009	151

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)		Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbey National PLC	BNP	(1.000)%	12/20/2018	1.130%		$1,600	$16	$0	$16
Altria Group, Inc.	BNP	(1.300)%	12/20/2018	1.180%		3,000	(29)	0	(29)
American Electric Power Co., Inc.	BCLY	(0.793)%	06/20/2019	0.516%		36,000	(835)	0	(835)
Black & Decker Corp.	BCLY	(2.250)%	06/20/2014	1.132%		4,000	(199)	0	(199)
Block Financial LLC	BOA	(1.550)%	03/20/2013	0.416%		10,000	(388)	0	(388)
Block Financial LLC	CSFB	(1.110)%	03/20/2013	0.416%		3,000	(71)	0	(71)
Cardinal Health, Inc.	BOA	(0.580)%	06/20/2013	0.386%		5,000	(36)	0	(36)
Centex Corp.	BOA	(1.000)%	06/20/2015	0.722%		4,000	(59)	133	(192)
Centex Corp.	DUB	(1.000)%	03/20/2013	0.561%		13,000	(196)	(22)	(174)
CenturyTel, Inc.	JPM	(0.355)%	06/20/2010	0.109%		100	0	0	0
CSX Corp.	BCLY	(1.440)%	03/20/2018	0.560%		5,370	(352)	0	(352)
CSX Corp.	BNP	(1.000)%	03/20/2014	0.455%		250	(6)	3	(9)
Daimler Finance N.A. LLC	GSC	(3.200)%	06/20/2011	0.698%		8,050	(353)	0	(353)
Dominion Resources, Inc.	BOA	(0.780)%	06/20/2018	0.485%		5,950	(135)	0	(135)
Dow Chemical Co.	CITI	(1.000)%	06/20/2019	1.724%		2,500	138	226	(88)
DR Horton, Inc.	BNP	(1.000)%	03/20/2016	1.709%		2,500	98	229	(131)
DR Horton, Inc.	BNP	(1.000)%	06/20/2016	1.714%		5,000	205	328	(123)
DR Horton, Inc.	GSC	(1.000)%	09/20/2014	1.664%		1,500	44	81	(37)
Embarq Corp.	DUB	(1.000)%	06/20/2013	0.493%		2,500	(47)	(6)	(41)
Embarq Corp.	DUB	(1.000)%	06/20/2016	0.623%		2,000	(47)	(32)	(15)
Freeport-McMoRan Corp.	GSC	(0.520)%	09/20/2011	0.393%		200	(1)	0	(1)
Humana, Inc.	BOA	(1.440)%	06/20/2018	2.555%		10,000	737	0	737
KB Home	BNP	(1.000)%	06/20/2015	2.255%		2,500	154	232	(78)
KB Home	DUB	(1.000)%	03/20/2014	2.177%		3,000	142	249	(107)
Ltd Brands, Inc.	BNP	(1.000)%	12/20/2014	2.584%		2,500	180	193	(13)
Marsh & McLennan Cos., Inc.	BOA	(0.900)%	06/20/2019	0.490%		2,000	(69)	0	(69)
Marsh & McLennan Cos., Inc.	CITI	(1.000)%	09/20/2015	0.445%		5,000	(155)	(141)	(14)
Masco Corp.	BCLY	(1.000)%	09/20/2012	(1.000%	)	5,000	113	113	0
Morgan Stanley	BCLY	(4.000)%	03/20/2014	1.390%		2,600	(284)	0	(284)
Motorola, Inc.	JPM	(1.000)%	12/20/2012	1.146%		5,000	21	252	(231)
Newell Rubbermaid, Inc.	BOA	(0.660)%	06/20/2013	1.374%		10,000	250	0	250
Pearson Dollar Finance PLC	BCLY	(0.770)%	06/20/2018	0.581%		2,000	(29)	0	(29)
RR Donnelley & Sons Co.	BOA	(1.850)%	03/20/2017	2.415%		7,000	238	0	238
Ryder System, Inc.	CITI	(3.060)%	03/20/2013	1.001%		3,000	(208)	0	(208)
Ryland Group, Inc.	BCLY	(1.000)%	06/20/2017	1.572%		550	21	40	(19)
Ryland Group, Inc.	RBS	(1.000)%	06/20/2017	1.572%		500	18	37	(19)
Toll Brothers Finance Corp.	GSC	(1.000)%	12/20/2017	1.322%		2,100	46	55	(9)

							$(1,078)	$1,970	$(3,048)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	JPM	2.750%	03/20/2014	1.278%	$3,000	$186	$0	$186
American International Group, Inc.	BOA	5.000%	09/20/2011	8.199%	4,000	(221)	(200)	(21)
American International Group, Inc.	CITI	1.550%	03/20/2013	8.112%	1,000	(184)	0	(184)
American International Group, Inc.	DUB	0.890%	12/20/2012	8.126%	100	(19)	0	(19)
American International Group, Inc.	DUB	0.900%	12/20/2012	8.126%	300	(58)	0	(58)
American International Group, Inc.	JPM	2.062%	03/20/2013	8.112%	1,000	(169)	0	(169)
American International Group, Inc.	UBS	5.000%	09/20/2014	7.808%	1,000	(102)	(140)	38
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	1.401%	5,000	(32)	0	(32)
Brazil Government International Bond	BCLY	2.300%	12/20/2009	0.574%	20,000	207	0	207
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.574%	25,000	391	0	391
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.574%	15,000	212	0	212
Canadian Natural Resources Ltd.	DUB	5.000%	06/20/2014	1.126%	7,000	1,204	370	834
CEMEX SAB de C.V.	CSFB	5.250%	09/20/2010	6.109%	5,000	(29)	0	(29)
Chesapeake Energy Corp.	BOA	5.000%	09/20/2014	5.624%	4,000	(94)	(320)	226
Chesapeake Energy Corp.	CITI	5.000%	09/20/2014	5.624%	7,300	(171)	(447)	276
Chesapeake Energy Corp.	DUB	5.000%	09/20/2014	5.624%	2,500	(59)	(200)	141
Chesapeake Energy Corp.	GSC	5.000%	09/20/2014	5.624%	5,000	(117)	(175)	58
Chesapeake Energy Corp.	GSC	5.000%	12/20/2014	5.000%	5,000	(149)	(156)	7
Citigroup, Inc.	BOA	5.000%	09/20/2014	2.028%	17,000	2,266	402	1,864
Citigroup, Inc.	MSC	0.280%	09/20/2012	1.844%	700	(31)	0	(31)
Comcast Corp.	BCLY	1.610%	12/20/2013	1.042%	7,000	162	0	162
Dominion Resources, Inc.	CITI	0.670%	06/20/2015	0.456%	100	1	0	1
El Paso Corp.	BOA	5.000%	09/20/2014	6.009%	3,000	(113)	(247)	134
El Paso Corp.	CITI	5.000%	09/20/2014	6.009%	4,000	(152)	(160)	8
El Paso Corp.	DUB	5.000%	09/20/2014	6.009%	2,500	(94)	(212)	118
El Paso Corp.	GSC	5.000%	09/20/2014	6.009%	10,000	(379)	(775)	396

152	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Credit Co. LLC	DUB	4.700%	09/20/2011	4.991%	$300	$(1)	$0	$(1)
Ford Motor Credit Co. LLC	JPM	5.600%	06/20/2010	4.273%	100	1	0	1
Ford Motor Credit Co. LLC	JPM	2.650%	03/20/2012	5.168%	5,000	(279)	0	(279)
Freeport-McMoRan Copper & Gold, Inc.	CITI	1.000%	06/20/2012	1.640%	300	(5)	0	(5)
General Electric Capital Corp.	BCLY	0.630%	12/20/2012	1.959%	600	(24)	0	(24)
General Electric Capital Corp.	BCLY	4.450%	12/20/2013	2.021%	4,000	380	0	380
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.972%	12,500	1,628	(1,000)	2,628
General Electric Capital Corp.	BNP	4.750%	12/20/2013	2.021%	1,500	160	0	160
General Electric Capital Corp.	BNP	3.900%	03/20/2014	2.029%	10,000	769	0	769
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.858%	3,700	309	70	239
General Electric Capital Corp.	BOA	7.000%	06/20/2013	1.994%	4,800	840	0	840
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.978%	8,000	1,086	922	164
General Electric Capital Corp.	CITI	1.310%	03/20/2013	1.977%	1,000	(21)	0	(21)
General Electric Capital Corp.	CITI	6.950%	03/20/2013	1.977%	2,425	396	0	396
General Electric Capital Corp.	CITI	4.200%	03/20/2014	2.029%	10,000	891	0	891
General Electric Capital Corp.	CITI	5.000%	06/20/2014	1.972%	25,000	3,257	1,085	2,172
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	5,000	678	178	500
General Electric Capital Corp.	DUB	1.070%	12/20/2012	1.959%	4,000	(107)	0	(107)
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.021%	2,000	213	0	213
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.978%	22,000	2,985	2,068	917
General Electric Capital Corp.	GSC	5.700%	12/20/2013	2.021%	5,000	718	0	718
General Electric Capital Corp.	GSC	5.000%	09/20/2014	1.978%	4,000	543	160	383
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.978%	23,300	3,162	1,363	1,799
General Electric Capital Corp.	MLP	0.300%	06/20/2010	1.471%	200	(2)	0	(2)
General Electric Capital Corp.	MSC	5.000%	06/20/2014	1.972%	12,500	1,628	(1,000)	2,628
GMAC, Inc.	JPM	1.840%	06/20/2012	6.513%	500	(55)	0	(55)
Goldman Sachs Group, Inc.	BNP	1.000%	09/20/2011	0.929%	11,700	19	(126)	145
Goldman Sachs Group, Inc.	BOA	1.000%	03/20/2011	0.884%	3,500	7	(19)	26
International Game Technology	CSFB	0.350%	03/20/2010	0.794%	200	0	0	0
JSC Gazprom	UBS	4.450%	09/27/2010	1.424%	2,000	94	0	94
MetLife, Inc.	DUB	2.073%	03/20/2013	2.196%	1,000	(3)	0	(3)
MetLife, Inc.	DUB	5.000%	06/20/2014	2.251%	9,000	1,055	(90)	1,145
MetLife, Inc.	DUB	5.000%	09/20/2014	2.270%	5,000	608	463	145
MetLife, Inc.	DUB	5.000%	09/20/2019	2.343%	9,200	1,814	1,118	696
MetLife, Inc.	JPM	5.000%	06/20/2014	2.251%	6,000	703	(36)	739
MetLife, Inc.	JPM	5.000%	09/20/2014	2.270%	15,000	1,823	1,353	470
Mexico Government International Bond	DUB	2.300%	12/20/2009	0.914%	12,500	120	0	120
Mexico Government International Bond	DUB	2.400%	12/20/2009	0.914%	8,500	86	0	86
Mexico Government International Bond	DUB	2.950%	12/20/2009	0.914%	4,000	51	0	51
Mexico Government International Bond	HSBC	1.690%	09/20/2014	1.459%	19,000	211	0	211
Mexico Government International Bond	JPM	3.030%	12/20/2009	0.914%	9,000	119	0	119
Mexico Government International Bond	JPM	0.840%	09/20/2010	0.932%	11,000	(7)	0	(7)
Mexico Government International Bond	UBS	1.000%	12/20/2010	1.019%	3,000	0	(4)	4
Pacific Gas & Electric Co.	BCLY	3.650%	03/20/2014	1.062%	8,000	876	0	876
Republic of Korea Government Bond	BCLY	3.350%	12/20/2009	0.673%	5,000	35	0	35
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	0.673%	6,000	43	0	43
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	5,000	40	0	40
Republic of Korea Government Bond	RBS	3.650%	12/20/2009	0.673%	2,000	15	0	15
Republic of Korea Government Bond	UBS	3.850%	12/20/2009	0.673%	9,000	74	0	74
Rio Tinto Finance USA Ltd.	RBS	5.300%	12/20/2013	1.072%	5,000	851	0	851
Russia Government International Bond	BCLY	1.000%	09/20/2010	0.845%	29,100	55	0	55
Russia Government International Bond	DUB	1.012%	09/20/2010	0.845%	15,000	30	0	30
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%	4,000	(460)	(690)	230
SLM Corp.	BCLY	5.000%	03/20/2014	8.714%	5,000	(596)	(525)	(71)
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	3,500	(184)	(359)	175
SLM Corp.	BOA	5.000%	06/20/2011	9.191%	4,000	(249)	(190)	(59)
SLM Corp.	BOA	5.000%	09/20/2011	9.000%	21,700	(1,453)	(1,487)	34
SLM Corp.	BOA	5.000%	12/20/2012	8.791%	3,000	(286)	(165)	(121)
SLM Corp.	CITI	5.000%	09/20/2011	9.000%	8,000	(536)	(360)	(176)
SLM Corp.	CITI	5.000%	12/20/2013	8.728%	10,000	(1,150)	(1,050)	(100)
SLM Corp.	DUB	5.000%	03/20/2010	10.112%	3,700	(82)	(139)	57
SLM Corp.	JPM	5.000%	09/20/2011	9.000%	8,000	(536)	(960)	424
SLM Corp.	MSC	5.000%	09/20/2011	9.000%	3,000	(201)	(180)	(21)
Transocean, Inc.	BCLY	2.900%	12/20/2013	0.698%	3,000	269	0	269
Vale Overseas Ltd.	MSC	0.700%	12/20/2011	0.928%	500	(2)	0	(2)
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.777%	1,000	7	(21)	28
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%	5,000	41	(126)	167
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.777%	500	5	(11)	16

						$24,912	$(2,018)	$26,930

See Accompanying Notes	Semiannual Report	September 30, 2009	153

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	BCLY	BRL	900	$(3)	$1	$(4)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		318,000	(793)	426	(1,219)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		200,000	(538)	300	(838)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	MLP		200,000	(538)	328	(866)
Pay	1-Year BRL-CDI	11.140%	01/02/2012	GSC		250,000	187	499	(312)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	HSBC		87,400	524	(33)	557
Pay	1-Year BRL-CDI	11.670%	01/02/2012	GSC		200,000	1,300	0	1,300
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	GSC	AUD	500,500	1,481	564	917
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBC		275,500	815	186	629
Pay	3-Month AUD Bank Bill	6.500%	06/15/2012	RBS		79,500	236	84	152
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		$8,000	368	303	65
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BCLY		14,300	414	333	81
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	JPM		300	17	10	7
Pay	6-Month EUR-LIBOR	5.000%	09/17/2010	BCLY	EUR	8,000	442	(85)	527
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	GSC		5,700	603	(94)	697
Pay	6-Month EUR-LIBOR	4.000%	03/18/2014	JPM		44,000	4,649	265	4,384
Pay	6-Month GBP-LIBOR	5.000%	09/15/2010	RBS	GBP	300	18	(10)	28
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		49,000	6,279	(105)	6,384
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	GSC		45,300	5,804	573	5,231
Pay	28-Day MXN TIIE	8.170%	11/04/2016	GSC	MXN	5,800	8	9	(1)
Pay	28-Day MXN TIIE	8.660%	01/31/2019	BCLY		243,800	672	200	472
Pay	28-Day MXN TIIE	8.660%	01/31/2019	JPM		19,100	54	17	37
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BCLY		383,900	429	263	166
Pay	28-Day MXN TIIE	8.300%	02/07/2019	BOA		85,000	93	40	53
Pay	28-Day MXN TIIE	8.300%	02/07/2019	JPM		100,300	110	83	27
Pay	28-Day MXN TIIE	8.300%	02/07/2019	MSC		63,100	69	53	16

							$22,700	$4,210	$18,490

(j)	Purchased options outstanding on September 30, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value

Call - OTC EUR versus USD		$1.375	05/21/2010	EUR	200	$10	$22
Put - OTC EUR versus USD		1.375	05/21/2010		200	10	5
Call - OTC EUR versus USD		1.372	06/03/2010		100	5	12
Put - OTC EUR versus USD		1.372	06/03/2010		100	5	2
Call - OTC USD versus JPY	JPY	106.000	03/31/2010		$18,300	341	21

						$371	$62

154	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(k)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	19,800	$139	$94
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		$1,000	10	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		5,000	45	22
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		202,000	1,762	110
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		145,000	1,534	196
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		42,000	449	180
Call - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Receive	3.000%	11/23/2009		1,000	7	3
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		54,000	541	29
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		19,000	182	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009		15,000	142	24
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		151,000	1,582	649
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		50,000	396	232
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		234,000	2,320	1,572

								$9,109	$3,122

Credit Default Swaptions
Description	Counterparty		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC CDX.IG-12 5-Year Index	DUB		Buy	1.100%	12/21/2009		$109,000	$469	$607
Call - OTC CDX.IG-12 5-Year Index	MSC		Buy	1.100%	12/21/2009		149,900	649	833

								$1,118	$1,440

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Put - OTC USD versus JPY	JPY	80.000	03/31/2010	$18,300	$325	$205

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	664	$457,989	EUR	25,800	$5,267
Sales	1,808	1,581,900		19,800	12,739
Closing Buys	(2,428)	(843,689)		(25,800)	(7,429)
Expirations	(44)	0		0	(25)
Exercised	0	0		0	0

Balance at 09/30/2009	0	$1,196,200	EUR	19,800	$10,552

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	16,500	10/2009	CITI	$220	$0	$220
Buy		168	10/2009	JPM	2	0	2
Buy		168	10/2009	RBS	8	0	8
Buy	BRL	928	10/2009	BCLY	24	0	24
Buy		86,336	10/2009	JPM	5,908	0	5,908
Sell		87,264	10/2009	RBC	0	(1,297)	(1,297)
Buy		87,264	02/2010	RBC	1,284	0	1,284
Buy	CAD	28,699	10/2009	CITI	273	0	273
Sell		1,565	10/2009	RBS	12	0	12
Buy		17,466	10/2009	UBS	0	(59)	(59)
Sell		35,653	10/2009	UBS	0	(88)	(88)
Buy	CLP	27,495	11/2009	CITI	3	0	3
Buy	CNY	92,325	03/2010	BOA	0	(232)	(232)
Sell	EUR	27,721	10/2009	BCLY	0	(774)	(774)
Sell		29,937	10/2009	BNP	0	(938)	(938)
Sell		11,546	10/2009	BOA	0	(56)	(56)
Sell		3,057	10/2009	MSC	0	(102)	(102)

See Accompanying Notes	Semiannual Report	September 30, 2009	155

Schedule of Investments  Investment Grade Corporate Bond Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	EUR	1,981	10/2009	RBC	$0	$(31)	$(31)
Buy		9,655	10/2009	RBS	0	(45)	(45)
Sell		3,203	10/2009	RBS	0	(21)	(21)
Sell		12,014	10/2009	UBS	85	0	85
Sell	GBP	48,063	10/2009	BNP	3,454	0	3,454
Buy	IDR	167,587,750	09/2010	RBS	0	(248)	(248)
Sell	JPY	879,302	10/2009	BNP	0	(293)	(293)
Buy		1,123,482	10/2009	BOA	217	0	217
Buy	KRW	18,595,500	11/2009	JPM	1,074	0	1,074
Buy		1,588,028	11/2009	RBS	48	0	48
Buy		19,440,000	02/2010	DUB	264	0	264
Sell	MXN	4,110	11/2009	BCLY	5	0	5
Sell		657	11/2009	BOA	0	0	0
Buy		195,404	11/2009	CITI	0	(114)	(114)
Sell		2,881	11/2009	CITI	0	(19)	(19)
Buy		865	11/2009	HSBC	0	0	0
Buy		40,983	11/2009	JPM	2	(26)	(24)
Sell		2,073	11/2009	JPM	2	0	2
Buy		192,585	11/2009	UBS	0	(141)	(141)
Buy	SGD	21,422	11/2009	CITI	502	0	502
Buy		24,043	11/2009	JPM	62	0	62
Buy	TWD	384	11/2009	BCLY	0	0	0
Buy		185	11/2009	CITI	0	0	0
Buy	ZAR	153	11/2009	BCLY	4	0	4

					$13,453	$(4,484)	$8,969

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$14,929	$5,766,500	$10,659	$5,792,088
Other Investments +++	175,346	962,224	0	1,137,570

Investments, at value	$190,275	$6,728,724	$10,659	$6,929,658

Financial Derivative Instruments ++++	$12,200	$48,007	$(1,440)	$58,767

Total	$202,475	$6,776,731	$9,219	$6,988,425

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$10,648	$1	$0	$10	$0	$10,659	$10

Financial Derivative Instruments ++++	$0	$(1,118)	$0	$0	$(322)	$0	$(1,440)	$(322)

Total	$0	$9,530	$1	$0	$(312)	$0	$9,219	$(312)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

156	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$62	$0	$0	$0	$62
Variation margin receivable ^^	12,193	0	0	0	0	12,193
Unrealized appreciation on foreign currency contracts	0	13,453	0	0	0	13,453
Unrealized appreciation on swap agreements	21,730	0	29,768	0	0	51,498

	$33,923	$13,515	$29,768	$0	$0	$77,206

Liabilities:
Written options outstanding	$3,122	$205	$1,440	$0	$0	$4,767
Unrealized depreciation on foreign currency contracts	0	4,484	0	0	0	4,484
Unrealized depreciation on swap agreements	3,240	0	5,886	0	0	9,126

	$6,362	$4,689	$7,326	$0	$0	$18,377

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,623	$0	$0	$0	$0	$2,623
Net realized gain on futures contracts, written options and swaps	8,166	0	6,858	0	0	15,024
Net realized (loss) on foreign currency transactions	0	(14,132)	0	0	0	(14,132)

	$10,789	$(14,132)	$6,858	$0	$0	$3,515

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,602)	$(356)	$0	$0	$0	$(2,958)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,256	86	23,322	0	0	24,664
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	13,735	0	0	0	13,735

	$(1,346)	$13,465	$23,322	$0	$0	$35,441

^	See note 2 in the Notes to Financial Statements for additional information.
^^

The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	157

Schedule of Investments  Long-Term U.S. Government Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 5.8%

BANKING & FINANCE 5.0%

Bank of America Corp.
0.765% due 10/14/2016	$5,000	$4,067
0.799% due 09/11/2012	23,305	22,400

Goldman Sachs Group, Inc.
0.583% due 06/28/2010	2,300	2,304
0.651% due 02/06/2012	5,100	5,020

HSBC Finance Corp.
0.759% due 01/15/2014	5,000	4,607
0.791% due 06/01/2016	3,000	2,673

International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,340

Morgan Stanley
0.960% due 10/18/2016	9,400	8,408
0.989% due 10/15/2015	3,000	2,748
2.550% due 05/14/2010	6,900	6,977

RBS Capital Trust II
6.425% due 12/29/2049	600	321

Textron Financial Corp.
4.600% due 05/03/2010	3,000	2,989

U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,699	5,032

Wachovia Bank N.A.
1.350% due 05/14/2010	1,450	1,458

Wells Fargo & Co.
0.349% due 03/23/2010	10,800	10,801

		82,145

INDUSTRIALS 0.8%

Avon Products, Inc.
5.125% due 01/15/2011	2,800	2,905

Gannett Co., Inc.
5.750% due 06/01/2011	2,200	2,159

Johnson Controls, Inc.
5.250% due 01/15/2011	4,000	4,155

Loews Corp.
5.250% due 03/15/2016	3,000	3,043

		12,262

Total Corporate Bonds & Notes (Cost $95,003)		94,407

MUNICIPAL BONDS & NOTES 1.0%

Anaheim, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,404

Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	100	105

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	628

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
5.999% due 12/01/2044	355	394

Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,492

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	5,900	6,205

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	$675	$735

Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	250

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	300	313

Total Municipal Bonds & Notes (Cost $15,733)		16,526

U.S. GOVERNMENT AGENCIES 27.7%

Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	15,489	6,830
0.306% due 07/25/2037	2,166	1,954
0.444% due 03/18/2031	722	709
0.496% due 06/25/2044	29	29
0.696% due 10/25/2030	14	14
0.846% due 10/25/2017	177	175
1.146% due 04/25/2032	158	158
1.331% due 03/25/2022	119	119
2.251% due 06/01/2043 - 03/01/2044	1,747	1,752
2.970% due 08/01/2026	17	18
3.245% due 07/01/2035	604	619
3.651% due 10/01/2024	68	69
3.834% due 11/01/2023	242	245
4.000% due 03/01/2029	637	640
4.125% due 10/01/2024	1	1
4.250% due 04/25/2037	357	329
4.339% due 05/01/2025	24	25
4.500% due 07/01/2018 - 09/01/2035	8,658	8,773
4.553% due 02/01/2028	20	21
4.773% due 12/01/2027	72	73
5.000% due 02/01/2027 - 08/25/2036	12,102	12,186
5.037% due 11/01/2034	350	361
5.045% due 04/01/2028	91	94
5.375% due 04/11/2022	11,900	12,597
5.380% due 07/01/2033	2,347	2,325
5.500% due 05/01/2020 - 10/01/2039	15,414	16,301
5.500% due 07/01/2037 (d)	2,676	2,805
5.625% due 04/17/2028 - 07/15/2037	4,800	5,413
5.800% due 02/09/2026	15,000	15,538
6.000% due 01/01/2019 - 07/01/2037	2,942	3,168
6.250% due 12/25/2013	4	5
6.500% due 10/01/2013 - 08/01/2037	7,985	8,701
6.750% due 06/25/2032	6,480	6,927
6.900% due 05/25/2023	190	209
6.950% due 07/25/2020	49	54
7.000% due 06/25/2022 - 03/01/2038	4,874	5,408
7.270% due 02/01/2010	53	53
7.800% due 10/25/2022	28	30
9.000% due 08/01/2021 - 11/01/2030	75	86

Farmer Mac
7.337% due 07/25/2011	1,549	1,508

Federal Farm Credit Bank
4.375% due 06/16/2015	20,000	21,328
5.050% due 03/28/2019	1,000	1,075
5.125% due 07/09/2029	675	689
5.150% due 03/25/2020	1,000	1,080
5.750% due 12/07/2028	500	552

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Housing Administration
4.918% due 11/01/2019	$7	$7
6.896% due 07/01/2020	1,191	1,170
7.000% due 11/25/2019	348	342
7.430% due 10/01/2022 - 06/01/2024	661	662

Financing Corp.
0.000% due 09/26/2019	2,500	1,620

Freddie Mac
0.000% due 12/11/2025	11,600	5,311
0.473% due 02/15/2019	8,687	8,626
0.643% due 01/15/2033	417	411
0.743% due 04/15/2029 - 12/15/2032	583	575
0.793% due 06/15/2031	186	184
1.250% due 09/15/2021	60	60
2.251% due 10/25/2044	7,384	7,220
2.451% due 07/25/2044	1,999	1,964
2.631% due 12/01/2024	54	56
3.200% due 09/01/2027	38	38
3.221% due 06/01/2022	7	7
3.256% due 10/01/2026	24	24
3.375% due 05/01/2022	6	6
3.500% due 08/01/2035	55	54
4.000% due 09/15/2030	31	32
4.271% due 01/01/2028	22	22
4.345% due 01/01/2028	158	160
4.460% due 02/01/2028	229	232
4.500% due 12/15/2019 - 07/15/2035	43,414	43,759
5.000% due 02/15/2032 - 12/15/2034	9,719	10,244
5.200% due 10/25/2023	83	75
5.500% due 12/15/2021 - 06/15/2035	9,524	10,131
5.625% due 11/23/2035	19,400	20,317
6.000% due 04/01/2022 - 05/15/2036	31,874	33,774
6.250% due 09/15/2023	3,217	3,414
6.500% due 08/01/2022 - 10/25/2043	2,214	2,416
7.000% due 07/15/2012 - 01/15/2024	638	689
7.000% due 12/15/2023 (a)	7	0

Ginnie Mae
1.196% due 03/20/2031	962	962
4.125% due 12/20/2017 - 11/20/2027	283	288
4.375% due 02/20/2017 - 05/20/2030	1,225	1,254
4.500% due 03/20/2021 - 05/20/2032	329	338
4.625% due 09/20/2017 - 09/20/2026	438	449
5.000% due 09/20/2035	15,282	15,155
5.500% due 09/20/2021 - 02/20/2033	1,313	1,403
6.000% due 03/15/2021 - 10/15/2035	2,995	3,261
6.500% due 08/20/2034 - 09/20/2034	65	69
7.000% due 03/16/2029 - 03/20/2035	531	582

Israel Government AID Bond
0.000% due 05/15/2021	7,277	4,289
0.000% due 02/15/2023	3,193	1,697
0.000% due 05/15/2023	25,571	13,367
5.500% due 09/18/2023	10,700	11,649
5.500% due 04/26/2024	18,500	19,986
5.500% due 09/18/2033	2,800	3,005

Overseas Private Investment Corp.
4.736% due 03/15/2022	3,872	3,888

158	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Private Export Funding Corp.
5.000% due 12/15/2016	$7,200	$7,967

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	34,000	13,516

Small Business Administration
5.240% due 08/01/2023	4,547	4,783

Tennessee Valley Authority
4.500% due 04/01/2018	7,400	7,637
4.875% due 01/15/2048	11,700	11,589
5.250% due 09/15/2039	2,500	2,649
5.375% due 04/01/2056	18,000	19,386
5.500% due 07/18/2017	5,400	6,060
5.880% due 04/01/2036	2,000	2,309

Total U.S. Government Agencies (Cost $429,799)		452,186

U.S. TREASURY OBLIGATIONS 69.2%

U.S. Treasury Bonds
4.250% due 05/15/2039 (c)	16,977	17,574
4.375% due 02/15/2038	20,073	21,161
4.500% due 02/15/2036	13,500	14,510
4.500% due 05/15/2038	4,300	4,631
4.500% due 08/15/2039	153,600	165,696
5.250% due 11/15/2028	2	2
5.375% due 02/15/2031	62,200	73,960
5.500% due 08/15/2028	36,200	43,214
6.125% due 11/15/2027	103,000	130,907
6.500% due 11/15/2026	141,700	185,561
7.125% due 02/15/2023	4,200	5,635
7.250% due 08/15/2022	29,400	39,690
8.000% due 11/15/2021	29,300	41,496
8.125% due 08/15/2019	600	836
8.125% due 08/15/2021	18,700	26,645
8.750% due 08/15/2020	83,000	121,712

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	3,007	3,017
1.750% due 08/15/2012	970	980
2.375% due 08/31/2014	10,649	10,695
3.000% due 08/31/2016	2,910	2,929
3.125% due 05/15/2019	4,300	4,234
3.625% due 08/15/2019	18,871	19,381
4.000% due 08/15/2018	12,900	13,627

U.S. Treasury Strips
0.000% due 08/15/2020	7,000	4,606
0.000% due 08/15/2022	87,100	51,599
0.000% due 11/15/2022	25,000	14,527
0.000% due 02/15/2026	14,800	7,445
0.000% due 05/15/2026	2,200	1,071
0.000% due 02/15/2027	16,000	7,562
0.000% due 11/15/2027	16,300	7,592
0.000% due 05/15/2028	4,500	2,027
0.000% due 05/15/2030	10,000	4,209
0.000% due 02/15/2031	22,500	9,195
0.000% due 02/15/2032	22,500	8,697
0.000% due 08/15/2032	22,500	8,532
0.000% due 02/15/2033	20,400	7,577
0.000% due 02/15/2038	2,100	656
0.000% due 05/15/2039	69,200	20,670
0.000% due 08/15/2039	83,700	24,747

Total U.S. Treasury Obligations (Cost $1,096,121)		1,128,805

MORTGAGE-BACKED SECURITIES 5.5%

American Home Mortgage Investment Trust
5.000% due 09/25/2035	4,243	3,659

Banc of America Commercial Mortgage, Inc.
4.589% due 07/10/2043	408	415
5.451% due 01/15/2049	372	330
5.706% due 02/10/2051	551	522

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
4.568% due 02/20/2036	$6,979	$6,156

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	4,538	4,059
4.617% due 10/25/2035	7,554	6,288
5.131% due 02/25/2034	793	676
5.273% due 02/25/2033	43	41
5.394% due 01/25/2034	293	277
5.427% due 04/25/2033	325	318

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	1,364	866

Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	991
5.746% due 09/11/2042	771	752
5.908% due 06/11/2040	963	928

Bear Stearns Mortgage Securities, Inc.
3.462% due 06/25/2030	15	15

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	241	240
5.886% due 11/15/2044	406	380

Commercial Mortgage Pass-Through Certificates
6.010% due 12/10/2049	513	464

Countrywide Alternative Loan Trust
0.426% due 05/25/2047	1,503	676
0.456% due 05/25/2035	1,286	682
5.500% due 10/25/2033	6,950	5,626

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	432	225
0.566% due 03/25/2035	2,193	994
0.586% due 06/25/2035	1,811	1,234
6.000% due 10/25/2034	5,631	5,057

CS First Boston Mortgage Securities Corp.
3.847% due 07/25/2033	847	773
6.500% due 04/25/2033	9	8

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	335	315

First Horizon Asset Securities, Inc.
4.129% due 12/25/2033	738	668

First Republic Mortgage Loan Trust
0.726% due 06/25/2030	160	147

GMAC Mortgage Corp. Loan Trust
4.749% due 06/25/2034	873	744

Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	426	430
5.381% due 03/10/2039	636	632

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	914	841

GSR Mortgage Loan Trust
6.000% due 03/25/2032	2	2

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	358	340
0.466% due 05/19/2035	1,015	540
0.486% due 03/19/2036	1,166	549
5.220% due 07/19/2035	1,764	1,282

Impac CMB Trust
0.496% due 10/25/2035	6,033	2,872
5.473% due 09/25/2034	2,465	1,871

JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	502
5.882% due 02/15/2051	206	176
5.920% due 02/12/2049	804	756
5.937% due 02/12/2049	4,508	3,871

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

MASTR Asset Securitization Trust
5.500% due 09/25/2033	$512	$505

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	1,500	1,213

Morgan Stanley Capital I
0.304% due 10/15/2020	897	687

Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	5,716	3,437

Residential Accredit Loans, Inc.
0.546% due 08/25/2035	1,005	539
0.646% due 01/25/2033	133	123
0.646% due 03/25/2033	418	354
6.000% due 06/25/2036	3,816	2,037

Sequoia Mortgage Trust
0.596% due 10/19/2026	74	58
0.596% due 07/20/2033	998	840
0.626% due 10/20/2027	36	30

Structured Adjustable Rate Mortgage Loan Trust
0.466% due 05/25/2037	3,494	1,792

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	195	182
0.456% due 04/25/2036	6,248	3,147
0.466% due 05/25/2036	351	164
0.906% due 09/19/2032	40	29
1.086% due 10/19/2033	267	212

Structured Asset Securities Corp.
3.535% due 01/25/2032	3	3

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	19	19

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	863	645
5.090% due 07/15/2042	218	226

WaMu Mortgage Pass-Through Certificates
0.476% due 04/25/2045	842	529
0.506% due 11/25/2045	80	48
0.536% due 10/25/2045	1,577	854
0.556% due 01/25/2045	1,587	1,002
0.786% due 12/25/2027	1,147	810
1.711% due 12/25/2046	1,353	644
1.901% due 02/25/2046	2,245	1,151
1.901% due 08/25/2046	6,483	3,391
2.301% due 06/25/2042	86	66
2.301% due 08/25/2042	50	34
2.304% due 05/25/2041	157	143
3.099% due 08/25/2046	850	485

Wells Fargo Mortgage-Backed Securities Trust
5.031% due 03/25/2036	5,700	4,901

Total Mortgage-Backed Securities (Cost $121,723)		89,490

ASSET-BACKED SECURITIES 1.6%

Accredited Mortgage Loan Trust
0.296% due 02/25/2037	475	455

Amortizing Residential Collateral Trust
0.516% due 06/25/2032	17	13
0.536% due 07/25/2032	23	14

Bear Stearns Asset-Backed Securities Trust
0.746% due 11/25/2042	1,359	1,073
0.906% due 10/25/2032	227	181

Carrington Mortgage Loan Trust
0.566% due 10/25/2035	554	499

Chase Issuance Trust
0.893% due 11/15/2011	6,900	6,904

See Accompanying Notes	Semiannual Report	September 30, 2009	159

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	$30	$21

Conseco Financial Corp.
7.200% due 04/15/2026	8	8

Countrywide Asset-Backed Certificates
0.296% due 03/25/2037	398	394
0.356% due 10/25/2046	143	138
0.406% due 02/25/2036	123	117

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	155	113
0.336% due 12/25/2037	154	150

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	322	316
0.296% due 03/25/2037	791	747

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	7,000	7,071

Fremont Home Loan Trust
0.306% due 01/25/2037	601	392

GSRPM Mortgage Loan Trust
0.366% due 03/25/2035	199	180

Home Equity Mortgage Trust
0.426% due 05/25/2036	5,255	3,152

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	220	149

LA Arena Funding LLC
7.656% due 12/15/2026	79	75

Long Beach Mortgage Loan Trust
0.306% due 10/25/2036	72	72

Massachusetts Educational Financing Authority
1.454% due 04/25/2038	1,254	1,259

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.316% due 11/25/2036	$28	$28

SACO I, Inc.
0.626% due 11/25/2035	1,300	522

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	415	271

Structured Asset Securities Corp.
0.296% due 10/25/2036	338	317

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036	696	486

Total Asset-Backed Securities (Cost $29,116)		25,117

SHORT-TERM INSTRUMENTS 2.2%

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	4,000	4,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $4,083. Repurchase proceeds are $4,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,190	1,190
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,215. Repurchase proceeds are $1,190.)

		5,190

SHARES	MARKET VALUE (000S)

SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.9%
3,140,716	$31,448

Total Short-Term Instruments (Cost $36,638)	36,638

Total Investments 113.0% (Cost $1,824,133)	$1,843,169

Written Options (f) (0.0%) (Premiums $987)	(165)

Other Assets and Liabilities (Net) (13.0%)	(211,851)

Net Assets 100.0%	$1,631,153

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Interest only security.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $110,787 at a weighted average interest rate of 0.248%. On September 30, 2009, securities valued at $14,596 were pledged as collateral for reverse repurchase agreements.
(d)	Securities with an aggregate market value of $2,532 and cash of $735 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	1,314	$2,732
90-Day Eurodollar June Futures	Long	06/2010	715	1,573
90-Day Eurodollar March Futures	Long	03/2010	383	852
90-Day Eurodollar September Futures	Long	09/2010	321	404
U.S. Treasury 2-Year Note December Futures	Long	12/2009	413	45
U.S. Treasury 5-Year Note December Futures	Long	12/2009	107	146
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	86	151

				$5,903

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Avon Products, Inc.	CSFB	(0.150%	)	03/20/2011	0.158%	$2,800	$0	$0	$0
Bank of America Corp.	MLP	(0.170%	)	12/20/2016	1.246%	5,000	335	0	335
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	2.003%	5,000	373	0	373
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	3.518%	2,200	116	0	116

160	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.434%	$5,000	$249	$0	$249
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.429%	3,000	211	0	211
International Lease Finance Corp.	GSC	(0.200%	)	03/20/2013	9.424%	2,900	695	0	695
Johnson Controls, Inc.	JPM	(0.240%	)	03/20/2011	0.723%	4,000	28	0	28
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.494%	3,000	38	0	38
Morgan Stanley	RBS	(0.275%	)	12/20/2015	1.412%	3,000	186	0	186
Morgan Stanley	RBS	(0.320%	)	12/20/2016	1.403%	4,400	294	0	294
Omnicom Group, Inc.	MSC	(0.390%	)	06/20/2016	0.668%	1,500	25	0	25
Reed Elsevier Capital, Inc.	MSC	(0.280%	)	06/20/2012	0.488%	900	5	0	5
Textron Financial Corp.	JPM	(0.110%	)	06/20/2010	2.043%	3,000	42	0	42
Wells Fargo Bank N.A.	GSC	(0.140%	)	03/20/2015	0.832%	5,000	175	0	175

							$2,772	$0	$2,772

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
General Electric Capital Corp.	BOA	0.850%	12/20/2009	1.471%	$1,400	$(1)	$0	$(1)
General Electric Capital Corp.	GSC	0.830%	12/20/2009	1.471%	600	(1)	0	(1)

						$(2)	$0	$(2)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB	$11,000	$236	$147	$89
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	74,400	2,582	0	2,582
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	23,800	778	(234)	1,012
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	51,000	1,667	(151)	1,818
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	CITI	6,200	180	122	58
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	BCLY	200	7	0	7
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	RBS	300	11	0	11
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	49,100	1,893	(1,467)	3,360

						$7,354	$(1,583)	$8,937

(f)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note December Futures	$112.000	11/20/2009	72	$56	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$3,000	$33	$5
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	11,000	76	6
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	50,000	451	68
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	16,000	35	9
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	12,000	127	16
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	20,500	129	38
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	22	3

See Accompanying Notes	Semiannual Report	September 30, 2009	161

Schedule of Investments  Long-Term U.S. Government Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$2,400	$16	$4
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	11	1
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	100	0	0
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,000	20	6
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	11	1

							$931	$157

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$31,700	$997
Sales	72	123,400	988
Closing Buys	0	(32,000)	(997)
Expirations	0	(1,100)	(1)
Exercised	0	0	0

Balance at 09/30/2009	72	$122,000	$987

(g)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	10/01/2039	$1,000	$1,003	$1,013
Fannie Mae	5.500%	11/01/2039	3,000	3,113	3,128
Freddie Mac	5.500%	10/01/2039	100	104	104

				$4,220	$4,245

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$94,407	$0	$94,407
U.S. Government Agencies	0	448,497	3,689	452,186
U.S. Treasury Obligations	0	1,128,805	0	1,128,805
Mortgage-Backed Securities	0	89,490	0	89,490
Other Investments +++	31,448	46,833	0	78,281

Investments, at value	$31,448	$1,808,032	$3,689	$1,843,169

Short Sales, at value	$0	$(4,245)	$0	$(4,245)

Financial Derivative Instruments ++++	$5,903	$11,542	$0	$17,445

Total	$37,351	$1,815,329	$3,689	$1,856,369

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$7,801	$(258)	$(1)	$(7)	$42	$(3,888)	$3,689	$(72)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

162	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$5,903	$0	$0	$0	$0	$5,903
Unrealized appreciation on swap agreements	8,937	0	2,772	0	0	11,709

	$14,840	$0	$2,772	$0	$0	$17,612

Liabilities:
Written options outstanding	$165	$0	$0	$0	$0	$165
Unrealized depreciation on swap agreements	0	0	2	0	0	2

	$165	$0	$2	$0	$0	$167

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(22)	$0	$0	$0	$0	$(22)
Net realized gain (loss) on futures contracts, written options and swaps	19,685	0	(4,761)	0	0	14,924

	$19,663	$0	$(4,761)	$0	$0	$14,902

Net Change in Unrealized (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,629)	$0	$0	$0	$0	$(2,629)
Net change in unrealized (depreciation) on futures contracts, written options and swaps	(658)	0	(2,179)	0	0	(2,837)

	$(3,287)	$0	$(2,179)	$0	$0	$(5,466)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	163

Schedule of Investments  Low Duration Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.250% due 08/03/2012	$47,040	$45,347

West Corp.
2.642% due 10/24/2013	2,949	2,794

Total Bank Loan Obligations (Cost $48,407)		48,141

CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 19.3%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	14,400	15,345

American Express Bank FSB
0.306% due 10/20/2009	23,235	23,230
0.306% due 04/26/2010	4,100	4,064
0.376% due 05/29/2012	75	70
5.500% due 04/16/2013	21,300	22,506

American Express Credit Corp.
0.311% due 11/09/2009	33,700	33,695
0.439% due 12/02/2010	7,300	7,198

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	23,353	22,392

American Honda Finance Corp.
0.514% due 02/09/2010	2,300	2,295

American International Group, Inc.
0.620% due 10/18/2011	1,500	1,322
4.950% due 03/20/2012	7,700	6,933
5.050% due 10/01/2015	10,000	7,419
5.375% due 10/18/2011	4,600	4,258
5.450% due 05/18/2017	10,000	7,261
5.850% due 01/16/2018	33,700	24,436
8.250% due 08/15/2018	15,400	13,107

ANZ National International Ltd.
6.200% due 07/19/2013	17,600	19,278

BA Covered Bond Issuer
5.500% due 06/14/2012	25,000	25,744

Bank of America Corp.
0.591% due 11/06/2009	3,100	3,100
2.100% due 04/30/2012	90,100	91,425

Bank of New York Mellon Corp.
0.872% due 02/05/2010	63,300	63,404

Barclays Bank PLC
0.464% due 03/23/2017	16,300	14,210
6.050% due 12/04/2017	1,200	1,210

Bear Stearns Cos. LLC
0.549% due 05/18/2010	64,800	64,859
0.650% due 08/15/2011	800	797
4.500% due 10/28/2010	12,000	12,408
6.950% due 08/10/2012	76,390	85,108

Calabash Re Ltd.
8.699% due 01/08/2010	4,700	4,650
11.199% due 01/08/2010	4,500	4,477

CIT Group, Inc.
0.704% due 02/13/2012	14,400	9,511

Citibank N.A.
1.625% due 03/30/2011	25,400	25,697
1.875% due 05/07/2012	8,700	8,764
1.875% due 06/04/2012	4,300	4,332

Citigroup Funding, Inc.
2.250% due 12/10/2012	17,400	17,653

Citigroup, Inc.
0.313% due 12/28/2009	22,100	22,070
0.579% due 05/18/2010	4,400	4,381
0.604% due 08/13/2010	150	149
2.125% due 04/30/2012	28,800	29,227

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.100% due 09/29/2011	$1,500	$1,544
5.125% due 02/14/2011	27,165	27,699
5.500% due 04/11/2013	48,200	49,379
5.625% due 08/27/2012	14,600	14,775

Credit Agricole S.A.
0.422% due 05/28/2010	24,400	24,302

Danske Bank A/S
2.500% due 05/10/2012	3,000	3,034

Dexia Credit Local
0.939% due 09/23/2011	28,000	28,285

DnB NOR Bank ASA
0.580% due 10/13/2009	18,900	18,891
0.591% due 09/01/2016	16,300	15,043

Ford Motor Credit Co. LLC
3.260% due 01/13/2012 (g)	27,805	25,059
5.700% due 01/15/2010	22,521	22,516
7.250% due 10/25/2011	900	875
7.375% due 10/28/2009	13,620	13,624
7.375% due 02/01/2011	13,310	13,245
7.875% due 06/15/2010	3,350	3,365
8.625% due 11/01/2010	1,000	1,012
12.000% due 05/15/2015	1,040	1,147

General Electric Capital Corp.
0.422% due 06/20/2014	10,000	8,145
0.661% due 05/11/2016	300	252
0.933% due 02/01/2011	6,300	6,275
1.800% due 03/11/2011	23,700	24,003
2.000% due 09/28/2012	34,000	34,224
2.250% due 03/12/2012	100,000	101,869
2.625% due 12/28/2012	3,000	3,077
3.000% due 12/09/2011	63,100	65,349

GMAC LLC
6.000% due 12/15/2011	3,500	3,210

Goldman Sachs Group, Inc.
0.651% due 02/06/2012	20,000	19,688
0.739% due 03/22/2016	15,000	14,169
5.300% due 02/14/2012	3,000	3,171

HCP, Inc.
5.950% due 09/15/2011	1,900	1,953

HSBC Capital Funding LP
9.547% due 12/31/2049	20,046	20,307

HSBC Finance Capital Trust IX
5.911% due 11/30/2035	1,100	836

HSBC Finance Corp.
0.564% due 10/21/2009	400	400

ICICI Bank Ltd.
1.050% due 01/12/2010	32,200	31,560

ING Bank NV
3.900% due 03/19/2014	22,400	23,088

International Lease Finance Corp.
0.627% due 05/24/2010	8,950	8,527

JPMorgan Chase & Co.
0.684% due 01/17/2011	1,600	1,599

KeyBank N.A.
2.598% due 06/02/2010	42,400	42,205

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	1,400	241
3.052% due 11/10/2009 (a)	15,000	2,588
5.625% due 01/24/2013 (a)	5,300	961

Lloyds Banking Group PLC
5.920% due 09/29/2049	700	402

Lloyds TSB Bank PLC
2.300% due 04/01/2011	19,100	19,405
2.800% due 04/02/2012	122,000	124,887

Longpoint Re Ltd.
5.549% due 05/08/2010	8,500	8,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Macquarie Bank Ltd.
2.600% due 01/20/2012	$21,200	$21,784

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	21,000	21,001
0.544% due 06/05/2012	25,000	24,055
0.683% due 11/01/2011	6,000	5,819
0.692% due 02/05/2010	275	275
2.709% due 05/12/2010	4,500	4,558
6.050% due 08/15/2012	8,330	8,891

Metropolitan Life Global Funding I
5.125% due 04/10/2013	41,000	42,558

Morgan Stanley
0.599% due 01/15/2010	30,900	30,888
0.760% due 01/18/2011	400	396
2.550% due 05/14/2010	29,100	29,424
3.250% due 12/01/2011	11,300	11,763

Mystic Re Ltd.
10.361% due 06/07/2011	6,400	6,469

National Australia Bank Ltd.
0.914% due 02/08/2010	77,800	77,794

National City Bank
0.387% due 06/18/2010	1,500	1,492

National City Corp.
0.465% due 06/16/2010	3,000	2,986

Osiris Capital PLC
3.359% due 01/15/2010	11,000	10,996

Pacific Life Global Funding
5.150% due 04/15/2013	98,678	103,309

PNC Bank N.A.
0.933% due 02/01/2010	73,400	72,855

Pricoa Global Funding I
0.483% due 09/27/2013	14,770	13,625
0.591% due 01/30/2012	18,300	17,329

Principal Life Income Funding Trusts
0.600% due 11/15/2010	8,100	7,940

Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010	1,800	1,844

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	92,300	92,565
3.000% due 12/09/2011	22,400	23,073
6.375% due 02/01/2011	4,870	4,876
9.118% due 03/31/2049	37,207	34,420

Scotland International Finance No. 2 BV
6.500% due 02/15/2011	9,450	9,075

SLM Corp.
0.664% due 07/26/2010	20,000	19,003

Societe Generale
5.922% due 04/29/2049	2,800	2,019

SunTrust Bank
6.375% due 04/01/2011	40,400	41,878

Svenska Handelsbanken AB
1.300% due 09/14/2012	34,000	33,834

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	85,800	90,766

U.S. Bancorp
0.879% due 02/04/2010	37,820	37,886

Wachovia Bank N.A.
0.629% due 03/15/2016	1,750	1,561

Wachovia Corp.
0.569% due 06/15/2017	1,100	949
5.500% due 05/01/2013	32,300	34,599

Wells Fargo & Co.
0.610% due 01/12/2011	6,600	6,589
7.980% due 03/29/2049	229,100	209,626

164	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Westpac Banking Corp.
0.993% due 07/16/2014	$3,000	$2,981
3.250% due 12/16/2011	65,800	68,214

		2,774,636

INDUSTRIALS 3.8%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	163,818	161,563

Boston Scientific Corp.
4.250% due 01/12/2011	850	861

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	7,000	7,036

Colorado Interstate Gas Co.
5.950% due 03/15/2015	4,260	4,500

Daimler Finance North America LLC
7.750% due 01/18/2011	3,000	3,181

DISH DBS Corp.
6.375% due 10/01/2011	3,206	3,278
7.125% due 02/01/2016	6,775	6,758

Gaz Capital S.A.
7.510% due 07/31/2013	44,200	46,947

General Mills, Inc.
0.635% due 01/22/2010	18,200	18,202

Georgia-Pacific LLC
8.125% due 05/15/2011	1,800	1,876

Hewlett-Packard Co.
1.430% due 05/27/2011	55,000	55,881

International Business Machines Corp.
1.082% due 07/28/2011	72,500	73,296

JC Penney Corp., Inc.
7.950% due 04/01/2017	1,075	1,118

Nalco Co.
7.750% due 11/15/2011	585	588

Olin Corp.
6.750% due 06/15/2016	15,000	14,244

PACCAR, Inc.
6.375% due 02/15/2012	42,800	46,270
6.875% due 02/15/2014	19,900	22,435

Reynolds American, Inc.
7.250% due 06/01/2012	5,500	5,912

Roche Holdings, Inc.
2.393% due 02/25/2011	14,780	15,187

Ryder System, Inc.
5.950% due 05/02/2011	10,380	10,803

Shaw Communications, Inc.
8.250% due 04/11/2010	2,680	2,780

Time Warner, Inc.
0.684% due 11/13/2009	17,400	17,405

United Rentals North America, Inc.
6.500% due 02/15/2012	1,425	1,436

Wal-Mart Stores, Inc.
4.250% due 04/15/2013	25,100	26,779

Williams Cos., Inc.
8.125% due 03/15/2012	325	353

Xerox Corp.
7.125% due 06/15/2010	75	77

		548,766

UTILITIES 2.9%

AT&T Corp.
7.300% due 11/15/2011	47,000	52,098

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

AT&T, Inc.
0.572% due 02/05/2010	$11,700	$11,710

BellSouth Corp.
4.950% due 04/26/2021	35,200	35,989

Knight, Inc.
6.500% due 09/01/2012	10,802	11,153

NRG Energy, Inc.
7.375% due 02/01/2016	123,238	119,541

Pacific Gas & Electric Co.
4.200% due 03/01/2011	5,000	5,178

Public Service Electric & Gas Co.
1.175% due 03/12/2010	51,300	51,415

Qwest Capital Funding, Inc.
7.900% due 08/15/2010	750	763

Southern Power Co.
6.250% due 07/15/2012	1,201	1,316

Sprint Nextel Corp.
0.683% due 06/28/2010	3,875	3,765

Telecom Italia Capital S.A.
1.120% due 07/18/2011	24,000	23,826

Verizon Wireless Capital LLC
3.025% due 05/20/2011	1,000	1,035
5.250% due 02/01/2012	88,480	94,546

		412,335

Total Corporate Bonds & Notes (Cost $3,659,628)		3,735,737

CONVERTIBLE BONDS & NOTES 0.1%

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	17,678

Goodrich Petroleum Corp.
3.250% due 12/01/2026	650	607

Total Convertible Bonds & Notes (Cost $17,387)		18,285

MUNICIPAL BONDS & NOTES 0.3%

Louisiana State Revenue Bonds, Series 2009
3.000% due 05/01/2043	35,300	35,480

Total Municipal Bonds & Notes (Cost $35,300)		35,480

U.S. GOVERNMENT AGENCIES 24.3%

Fannie Mae
0.306% due 12/25/2036	8,884	8,404
0.446% due 10/27/2037	107,300	101,507
0.596% due 03/25/2044	685	646
0.646% due 05/25/2031 - 06/25/2032	2,222	2,170
0.846% due 05/25/2030	521	516
0.881% due 04/25/2022	12	12
0.896% due 05/25/2030	521	516
2.251% due 07/01/2042 - 07/01/2044	10,626	10,602
2.301% due 09/01/2041	18,536	18,532
2.451% due 10/01/2030 - 11/01/2039	1,625	1,629
2.649% due 08/01/2029	680	687
2.875% due 07/01/2017	26	26
2.890% due 06/01/2017	10	10
3.056% due 03/01/2035	1,336	1,342
3.080% due 08/01/2017	5	5
3.082% due 07/01/2018 - 01/01/2021	35	34
3.347% due 12/01/2017	22	22
3.375% due 05/19/2011	13,900	14,504

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
3.475% due 06/01/2022	$5	$6
3.489% due 07/01/2017	43	43
3.512% due 05/01/2035	3,312	3,395
3.586% due 11/01/2017	41	41
3.623% due 03/01/2035	2,166	2,215
3.748% due 11/01/2017	28	28
3.840% due 04/01/2024	184	187
3.878% due 09/01/2035	7,693	7,883
4.000% due 05/01/2011	143	145
4.035% due 12/01/2033	418	425
4.046% due 01/01/2024	143	146
4.053% due 07/25/2017	395	413
4.148% due 10/01/2034	5,900	5,956
4.159% due 11/01/2027	60	61
4.176% due 09/01/2032	1,656	1,714
4.250% due 05/25/2033	7,012	7,270
4.295% due 11/01/2018	4	4
4.372% due 01/01/2024	10	10
4.394% due 11/01/2034	1,771	1,822
4.436% due 10/01/2024	173	177
4.453% due 02/01/2028	9	9
4.459% due 04/01/2034	1,158	1,194
4.500% due 06/01/2011 - 08/01/2035	7,841	8,151
4.531% due 01/01/2028	62	63
4.553% due 02/01/2028	271	280
4.591% due 07/01/2035	9,182	9,575
4.622% due 08/01/2035	13,760	14,331
4.634% due 07/01/2035	9,820	10,163
4.647% due 01/01/2035	13,672	14,129
4.705% due 05/01/2035	6,794	7,077
4.747% due 03/01/2035	14,714	15,292
4.897% due 10/01/2035	5,800	6,005
4.961% due 06/01/2035	2,802	2,927
4.962% due 06/01/2035	1,518	1,572
4.998% due 12/01/2023	31	31
5.000% due 12/25/2016 - 11/01/2039	487,955	505,326
5.038% due 04/01/2018	638	653
5.106% due 07/01/2023	86	89
5.500% due 05/01/2014 - 11/01/2039	390,702	410,578
5.500% due 02/01/2038 (h)	44,564	46,746
6.000% due 05/01/2016 - 10/01/2039	1,018,443	1,077,199
6.000% due 07/01/2038 - 10/01/2038 (h)	92,391	97,666
6.250% due 02/01/2011	78,000	82,640
6.500% due 08/01/2028 - 12/25/2042	35,845	38,990
7.000% due 05/01/2012 - 01/01/2032	294	306
7.500% due 02/01/2013	1	2
8.000% due 04/01/2030 - 11/01/2031	2,625	2,977
8.500% due 04/01/2025	127	145
8.800% due 01/25/2019	81	88
9.000% due 03/25/2021 - 01/01/2025	282	323
9.250% due 10/25/2018	4	5
9.500% due 03/25/2020 - 11/01/2025	645	722
10.000% due 01/01/2011 - 05/01/2022	10	10
10.500% due 07/01/2014 - 07/01/2021	2	3
11.000% due 11/01/2020	3	3
11.250% due 10/01/2015	5	6
11.500% due 11/01/2019 - 02/01/2020	2	2
11.750% due 02/01/2016	8	9
13.000% due 07/01/2015	2	2
13.250% due 09/01/2011	1	1
15.750% due 12/01/2011	1	1
16.000% due 09/01/2012 - 12/01/2012	1	1

See Accompanying Notes	Semiannual Report	September 30, 2009	165

Schedule of Investments  Low Duration Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Federal Home Loan Bank
3.375% due 06/24/2011	$700	$729

Federal Housing Administration
4.918% due 11/01/2019	30	30
7.430% due 10/01/2020 - 07/01/2024	3,097	3,102

Freddie Mac
0.393% due 07/15/2019 - 08/15/2019	58,022	56,891
0.506% due 08/25/2031	3,413	2,747
0.526% due 09/25/2031	5,645	5,154
0.543% due 05/15/2036	14,267	14,117
0.593% due 12/15/2030	8,853	8,780
0.643% due 06/15/2018	3,226	3,172
0.693% due 11/15/2030	9	9
1.125% due 06/01/2011	95,900	96,459
1.200% due 10/15/2020	44	44
1.250% due 03/15/2021	26	26
2.451% due 07/25/2044	680	668
2.500% due 03/01/2017	23	23
3.250% due 01/01/2017	4	4
3.500% due 02/01/2023	1	1
3.621% due 09/01/2023	14	14
3.649% due 08/15/2032	643	648
3.823% due 06/01/2024	55	56
3.877% due 12/01/2022	40	41
3.886% due 08/01/2035	14,989	15,471
3.905% due 10/01/2027	27	27
4.000% due 09/15/2015	78	80
4.000% due 01/15/2024 (b)	2,914	403
4.237% due 01/01/2024	91	92
4.376% due 11/01/2022	256	258
4.458% due 03/01/2035	4,057	4,217
4.500% due 02/15/2015 - 06/01/2018	24,638	25,388
4.575% due 04/01/2035	9,607	9,999
4.601% due 02/01/2020	238	244
4.640% due 04/01/2035	7,939	8,289
4.712% due 06/01/2035	65,548	67,935
4.714% due 10/01/2023	116	118
4.715% due 08/01/2035	61,425	63,380
4.727% due 03/01/2035	8,113	8,482
4.925% due 07/01/2035	17,858	18,617
4.990% due 11/01/2023	10	10
4.991% due 03/01/2035	1,209	1,268
4.995% due 04/01/2035	1,947	2,038
5.000% due 04/01/2013 - 07/15/2024	19,936	20,350
5.060% due 04/01/2035	3,880	4,088
5.250% due 07/18/2011	8,700	9,384
5.500% due 02/15/2014 - 11/01/2039	43,000	45,194
6.000% due 03/01/2011 - 02/01/2034	9,050	9,705
6.500% due 03/15/2029 - 07/25/2043	47,993	51,704
7.000% due 01/01/2030 - 04/01/2032	60	66
7.500% due 07/15/2030	458	501
8.000% due 01/01/2012 - 12/01/2024	283	311
8.500% due 06/01/2022 - 11/01/2025	727	833
9.000% due 12/15/2020 - 08/01/2022	244	270
9.500% due 08/01/2016 - 09/01/2021	81	89
10.000% due 11/01/2016 - 05/15/2020	35	39
14.000% due 09/01/2012 - 04/01/2016	1	1

Ginnie Mae
0.791% due 12/16/2025	118	117

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 01/20/2032 - 02/20/2032	$3,692	$3,768
4.125% due 10/20/2023 - 12/20/2027	2,708	2,753
4.375% due 04/20/2016 - 05/20/2030	5,590	5,724
4.500% due 03/20/2019 - 03/20/2031	175	179
4.625% due 08/20/2022 - 07/20/2030	3,539	3,628
6.000% due 01/15/2029 - 10/01/2039	60,709	64,136
6.500% due 09/15/2032 - 10/01/2039	76,042	80,712
6.500% due 04/15/2036 (h)	143,622	152,945
7.000% due 03/15/2011 - 10/15/2011	7	7
7.500% due 03/15/2022 - 09/15/2031	160	178
8.000% due 05/15/2016 - 06/20/2031	1,696	1,882
8.500% due 12/15/2021 - 05/15/2030	8	9
9.000% due 03/15/2017 - 11/15/2030	248	288
9.500% due 10/15/2016 - 06/15/2025	22	25
9.750% due 08/15/2017	18	20
10.000% due 10/15/2013 - 11/15/2020	4	5
10.500% due 11/15/2019 - 02/15/2021	1	1
11.500% due 08/15/2018	3	2
11.750% due 08/15/2013	2	2
12.000% due 06/20/2015	1	1
13.000% due 10/15/2013	3	3
13.500% due 11/15/2012	3	4
16.000% due 02/15/2012	4	4

Small Business Administration
4.310% due 04/01/2029	30,600	31,726

Vendee Mortgage Trust
6.500% due 05/15/2029	35,624	36,413

Total U.S. Government Agencies (Cost $3,419,970)		3,494,495

U.S. TREASURY OBLIGATIONS 35.3%

U.S. Treasury Bonds
4.500% due 08/15/2039	32,200	34,736
5.375% due 02/15/2031	65,600	78,003

U.S. Treasury Notes
0.875% due 12/31/2010	74,300	74,651
0.875% due 02/28/2011	41,300	41,474
0.875% due 03/31/2011	49,500	49,690
0.875% due 04/30/2011 (h)	420,149	421,495
0.875% due 05/31/2011	298,200	299,062
1.000% due 08/31/2011	2,069,900	2,074,590
1.000% due 09/30/2011	1,508,000	1,510,004
3.000% due 09/30/2016	500,000	502,227

Total U.S. Treasury Obligations (Cost $5,067,910)		5,085,932

MORTGAGE-BACKED SECURITIES 8.5%

American Home Mortgage Assets
0.456% due 10/25/2046	30,886	13,970

American Home Mortgage Investment Trust
3.098% due 10/25/2034	34,871	25,339
4.390% due 02/25/2045	10,770	8,689
4.440% due 02/25/2045	35,415	28,699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Funding Corp.
3.487% due 05/25/2035	$199,666	$188,002

Banc of America Mortgage Securities, Inc.
3.915% due 05/25/2033	260	237
6.500% due 10/25/2031	4,397	4,201

Bear Stearns Adjustable Rate Mortgage Trust
2.900% due 03/25/2035	11,046	9,880
3.651% due 11/25/2030	79	75
4.550% due 08/25/2035	916	805
4.617% due 10/25/2035	132,906	106,946
4.625% due 10/25/2035	46,606	40,467
4.996% due 01/25/2035	4,446	3,649
5.117% due 04/25/2033	5,630	5,410
5.273% due 02/25/2033	784	757
5.394% due 01/25/2034	8,607	8,121
5.432% due 04/25/2033	16,512	15,832
5.622% due 02/25/2033	1,108	1,089

Bear Stearns Alt-A Trust
5.209% due 03/25/2035	24,957	16,622
5.355% due 05/25/2035	26,593	17,939
5.490% due 09/25/2035	7,140	4,530

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,500	1,354
5.471% due 01/12/2045	4,200	3,904

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	11,076	9,450

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	14,407	8,221

Citicorp Mortgage Securities, Inc.
5.375% due 12/25/2019	8	8

Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034	4,285	4,002

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	13,100	11,435
5.961% due 06/10/2046	57,000	54,661

Countrywide Alternative Loan Trust
0.426% due 05/25/2047	12,025	5,406
0.526% due 02/25/2037	13,097	6,800

Countrywide Home Loan Mortgage Pass- Through Trust
0.536% due 04/25/2035	3,971	2,148
4.635% due 02/20/2035	23,322	20,488
4.654% due 11/25/2034	13,124	9,758
5.250% due 02/20/2036	24,885	14,039

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	1,400	1,242

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	1,991	1,673
4.938% due 12/15/2040	4,553	4,587
5.016% due 06/25/2032	62	57

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.326% due 03/25/2037	1,121	1,108

DLJ Acceptance Trust
11.000% due 08/01/2019	52	52

Drexel Burnham Lambert CMO Trust
1.009% due 05/01/2016	2	2

First Horizon Alternative Mortgage Securities
3.525% due 06/25/2034	15,751	12,296

First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	6,484	6,052

GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	46	47

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	10,342	8,190
0.326% due 01/25/2047	11,512	9,204

166	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	$500	$481
5.444% due 03/10/2039	6,800	6,044

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	9,502	8,751
5.999% due 08/10/2045	13,400	11,113

GSR Mortgage Loan Trust
3.716% due 09/25/2035	8,149	6,999
4.116% due 09/25/2035	73,896	68,439
6.000% due 03/25/2032	566	565

Harborview Mortgage Loan Trust
5.144% due 07/19/2035	10,966	6,825

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	2,538	1,855

Imperial Savings Association
6.503% due 02/25/2018	34	34

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	5,225	4,738
0.456% due 05/25/2046	5,720	2,734

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,000	1,691
5.882% due 02/15/2051	4,400	3,751
6.006% due 06/15/2049	50,985	44,771

JPMorgan Mortgage Trust
5.012% due 02/25/2035	17,161	16,450

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	6,119	6,172

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	2,873	2,560

MASTR Adjustable Rate Mortgages Trust
3.111% due 11/21/2034	11,819	9,388

MASTR Asset Securitization Trust
5.500% due 09/25/2033	17,826	17,589

Mellon Residential Funding Corp.
0.723% due 06/15/2030	17,180	14,745

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	9,400	7,347

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	12,612	7,259
3.771% due 05/25/2033	9,262	8,841
4.479% due 02/25/2035	24,516	22,022

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	2,152	1,547
4.250% due 10/25/2035	12,578	10,834

Morgan Stanley Capital I
0.304% due 10/15/2020	5,520	4,230
5.809% due 12/12/2049	18,825	16,165

Prime Mortgage Trust
0.646% due 02/25/2019	716	679
0.646% due 02/25/2034	4,604	4,178

Prudential-Bache CMO Trust
8.400% due 03/20/2021	84	86

Resecuritization Mortgage Trust
0.496% due 04/26/2021	30	30

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	754	738

Salomon Brothers Mortgage Securities VII, Inc.
8.000% due 09/25/2030	16	14

Sears Mortgage Securities
12.000% due 02/25/2014	5	5

Sequoia Mortgage Trust
0.929% due 05/20/2034	6,737	5,232

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	$800	$802

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035	6,095	4,616
0.526% due 02/25/2036	6,436	3,540
0.906% due 09/19/2032	5,192	3,804
9.356% due 06/25/2029	498	500

Structured Asset Securities Corp.
3.535% due 01/25/2032	149	138
3.580% due 07/25/2032	112	93

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	13,210	12,497
0.366% due 09/25/2046	39,663	37,980

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	27,198	21,542
0.333% due 09/15/2021	15,803	11,804
5.509% due 04/15/2047	6,200	4,820

WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	5,613	3,039
0.556% due 01/25/2045	357	225
1.631% due 01/25/2047	9,174	4,308
1.711% due 12/25/2046	42,615	20,289
2.101% due 11/25/2042	1,903	1,180
2.301% due 06/25/2042	3,165	2,441
2.301% due 08/25/2042	2,452	1,684
2.723% due 02/27/2034	10,106	9,378
2.849% due 01/25/2047	6,291	3,260
3.099% due 09/25/2046	14,893	7,754
3.708% due 03/25/2034	4,150	3,862

Washington Mutual MSC Mortgage Pass- Through Certificates
4.661% due 02/25/2033	214	197
4.665% due 02/25/2033	76	69

Wells Fargo Mortgage-Backed Securities Trust
4.690% due 12/25/2033	4,567	4,372
4.948% due 03/25/2036	26,791	20,491
5.387% due 08/25/2035	4,910	4,723
5.592% due 07/25/2036	22,506	16,855

Total Mortgage-Backed Securities (Cost $1,455,657)		1,228,608

ASSET-BACKED SECURITIES 4.3%

Access Group, Inc.
1.804% due 10/27/2025	67,214	67,883

ACE Securities Corp.
0.296% due 12/25/2036	2,922	2,374

American Express Credit Account Master Trust
0.273% due 10/15/2012	1,415	1,413

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	743	455

Asset-Backed Funding Certificates
0.306% due 01/25/2037	3,528	3,127

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	837	780
0.763% due 06/15/2031	7	4

BA Credit Card Trust
0.823% due 04/15/2013	7,640	7,633

Bank of America Auto Trust
1.700% due 12/15/2011	11,400	11,436

Bear Stearns Asset-Backed Securities Trust
0.306% due 01/25/2037	2,288	2,039
0.326% due 10/25/2036	3,098	2,814
0.696% due 03/25/2043	1,626	1,504
1.246% due 10/25/2037	28,219	17,678

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	8,352	7,968

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.346% due 06/25/2037	$1,191	$1,036
0.566% due 10/25/2035	10,905	9,837

Chase Funding Mortgage Loan Asset- Backed Certificates
0.886% due 11/25/2031	756	676

Chase Issuance Trust
0.283% due 02/15/2013	850	846
0.893% due 11/15/2011	4,100	4,102

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	608	429

Citigroup Mortgage Loan Trust, Inc.
0.346% due 10/25/2036	7,326	6,946

Community Program Loan Trust
4.500% due 10/01/2018	2,816	2,829

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	4,291	4,166
0.296% due 12/25/2046	344	340
0.296% due 03/25/2047	1,099	1,085

Credit-Based Asset Servicing & Securitization LLC
0.336% due 12/25/2037	550	534

Daimler Chrysler Auto Trust
1.104% due 10/08/2010	64	65
4.980% due 02/08/2011	2,851	2,870

Equity One Asset-Backed Securities, Inc.
0.806% due 11/25/2032	10,006	6,384

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	11,842	11,653
0.526% due 10/25/2035	4,592	4,163

Ford Credit Auto Owner Trust
0.843% due 07/15/2010	1,499	1,499
1.143% due 01/15/2011	35,009	35,059
1.210% due 01/15/2012	15,700	15,740
1.663% due 06/15/2012	59,300	59,902
1.863% due 05/15/2012	13,500	13,648
2.000% due 12/15/2011	4,800	4,841

Fremont Home Loan Trust
0.306% due 01/25/2037	4,867	3,177

GSAMP Trust
0.286% due 10/25/2046	1,330	1,305
0.316% due 09/25/2036	146	144
0.316% due 12/25/2036	8,998	5,427

HFC Home Equity Loan Asset-Backed Certificates
0.516% due 01/20/2035	2,969	2,672
0.536% due 01/20/2034	15,098	12,777
0.596% due 09/20/2033	7,335	6,495

HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036	618	411
0.296% due 12/25/2036	3,300	2,231

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	1,538	1,502

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	1,049	1,007
0.296% due 08/25/2036	652	636
0.333% due 11/25/2036	687	666

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	1,083	1,041
0.306% due 10/25/2036	325	321
0.526% due 10/25/2034	589	451

MASTR Asset-Backed Securities Trust
0.286% due 08/25/2036	714	705

Morgan Stanley ABS Capital I
0.286% due 10/25/2036	2,127	2,080
0.286% due 01/25/2037	5,419	5,001
0.296% due 10/25/2036	1,245	1,192

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	527	510

See Accompanying Notes	Semiannual Report	September 30, 2009	167

Schedule of Investments  Low Duration Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Option One Mortgage Loan Trust
0.296% due 01/25/2037	$2,601	$2,550

Primus CLO Ltd.
0.742% due 07/15/2021	167,853	137,532

Renaissance Home Equity Loan Trust
0.946% due 08/25/2032	40	25

Residential Asset Securities Corp.
0.316% due 11/25/2036	877	871
0.706% due 06/25/2031	3	2

Saxon Asset Securities Trust
0.306% due 10/25/2046	425	416
0.566% due 09/25/2047	7,400	3,309

Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/2036	702	688
0.306% due 12/25/2036	6,409	3,372
0.376% due 05/25/2037	2,182	1,516

SLM Student Loan Trust
0.544% due 01/25/2019	6,797	6,786
0.754% due 07/25/2013	8,483	8,490
0.804% due 01/25/2015	4,468	4,463
1.004% due 10/25/2017	48,900	48,712
1.184% due 07/25/2013	24,834	24,911
2.004% due 04/25/2023	3,191	3,303

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	3,506	2,289

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037	337	331
0.306% due 01/25/2038	4,306	3,045

Structured Asset Securities Corp.
0.296% due 10/25/2036	5,123	4,799
0.536% due 01/25/2033	714	429
4.930% due 01/25/2035	800	725

WMC Mortgage Loan Pass-Through Certificates
0.923% due 05/15/2030	191	166

Total Asset-Backed Securities (Cost $656,332)		624,239

SOVEREIGN ISSUES 1.1%

Export-Import Bank of Korea
0.798% due 10/04/2011	1,000	1,002
8.125% due 01/21/2014	105,700	121,211

Korea Development Bank
0.687% due 11/22/2012	2,200	2,065

Societe Financement de l’Economie Francaise
0.713% due 07/16/2012	6,000	6,008
2.375% due 03/26/2012	13,100	13,317

Swedish Housing Finance Corp.
3.125% due 03/23/2012	9,000	9,245

Total Sovereign Issues (Cost $137,000)		152,848

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 1.2%

Barry Callebaut NV
6.000% due 07/13/2017	EUR	1,250	$1,829

Bear Stearns Cos. LLC
2.625% due 12/07/2011	CHF	35,000	33,647

FCE Bank PLC
7.875% due 02/15/2011	GBP	100	158

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	19,000	28,461

Fresenius Finance BV
5.500% due 01/31/2016		2,300	3,366

Fresenius Medical Care Capital Trust V
7.375% due 06/15/2011		4,570	7,072

Fresenius U.S. Finance II, Inc.
8.750% due 07/15/2015		500	814

KeyCorp
1.051% due 11/22/2010		7,085	9,543

LeasePlan Corp. NV
3.125% due 02/10/2012		2,900	4,353

Lehman Brothers Holdings, Inc.
5.154% due 03/17/2011 (a)		6,427	1,399

Morgan Stanley
1.155% due 03/01/2013		25,300	34,561

Pacific Life Global Funding
2.750% due 05/15/2012	CHF	9,000	8,841

Ruhrgas AG
1.750% due 08/18/2012	EUR	241	346

SLM Corp.
1.277% due 04/26/2011		5,000	6,366

Societe Financement de l’Economie Francaise
2.125% due 05/20/2012		12,500	18,464

Sumitomo Mitsui Banking Corp.
1.269% due 06/02/2049	JPY	1,300,000	14,065

Swedbank AB
3.625% due 12/02/2011	EUR	400	605

TDC A/S
6.500% due 04/19/2012		1,500	2,299

Total Foreign Currency-Denominated Issues (Cost $165,537)			176,189

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		428,000	1,567

	SHARES	MARKET VALUE (000S)

Wells Fargo & Co.
7.500% due 12/31/2049	29,900	$26,701

Total Convertible Preferred Securities (Cost $19,886)		28,268

PREFERRED STOCKS 0.6%

DG Funding Trust
0.652% due 12/31/2049	10,254	87,544

Total Preferred Stocks (Cost $108,094)		87,544

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.5%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$69,000	$69,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $70,414. Repurchase proceeds are $69,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	7,000	7,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $7,144. Repurchase proceeds are $7,000.)

		76,000

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (e)(f)(h)	2,526	2,524

U.S. TREASURY BILLS 0.1%
0.201% due 02/25/2010 - 03/25/2010 (c)(e)(f)(h)	7,327	7,322

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.0%
	578,463	5,792

Total Short-Term Instruments (Cost $91,636)		91,638

Total Investments 102.8% (Cost $14,882,744)		$14,807,404

Written Options (j) (0.1%) (Premiums $18,301)		(10,018)

Other Assets and Liabilities (Net) (2.7%)		(393,120)

Net Assets 100.0%		$14,404,266

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $791 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $8,804 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $245,149 at a weighted average interest rate of (0.072%). On September 30, 2009, securities valued at $4,506 were pledged as collateral for reverse repurchase agreements.

168	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Securities with an aggregate market value of $14,159 and cash of $1,905 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	284	$697
90-Day Euribor March Futures	Long	03/2010	482	1,297
90-Day Eurodollar December Futures	Long	12/2009	11,317	24,910
90-Day Eurodollar December Futures	Long	12/2010	1,505	1,059
90-Day Eurodollar June Futures	Long	06/2010	1,462	2,159
90-Day Eurodollar March Futures	Long	03/2010	1,431	8,105
90-Day Eurodollar September Futures	Long	09/2010	384	293
U.S. Treasury 2-Year Note December Futures	Long	12/2009	473	(22)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	1	1
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	32	92
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	233	1,956
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	137	146
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	137	266
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	137	306
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	137	207

				$41,472

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	2.100%	03/20/2013	8.112%	$12,700	$(2,137)	$0	$(2,137)
American International Group, Inc.	DUB	1.400%	06/20/2013	8.099%	16,200	(3,210)	0	(3,210)
American International Group, Inc.	GSC	1.380%	06/20/2013	8.099%	20,200	(4,015)	0	(4,015)
American International Group, Inc.	GSC	1.800%	06/20/2013	8.099%	2,000	(372)	0	(372)
American International Group, Inc.	RBS	1.360%	06/20/2013	8.099%	20,300	(4,047)	0	(4,047)
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	1.380%	20,000	(279)	0	(279)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	5.348%	1,300	18	0	18
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	5.348%	2,200	21	0	21
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	4,500	(173)	0	(173)
Ford Motor Credit Co. LLC	JPM	3.900%	09/20/2012	5.348%	7,500	(278)	0	(278)
Ford Motor Credit Co. LLC	JPM	3.950%	09/20/2012	5.348%	10,000	(357)	0	(357)
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	5.348%	1,000	12	0	12
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	5.348%	2,000	17	0	17
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.444%	6,200	223	209	14
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	1,200	(5)	(15)	10
General Electric Capital Corp.	BNP	0.780%	03/20/2011	1.638%	6,300	(77)	0	(77)
General Electric Capital Corp.	BNP	1.250%	03/20/2013	1.977%	2,000	(47)	0	(47)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	6,200	398	328	70
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	6,300	(11)	0	(11)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	2,800	(4)	0	(4)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	1,800	(2)	0	(2)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	1.424%	4,800	131	(30)	161
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	16,600	1,287	0	1,287
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	10,200	919	0	919
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.444%	1,100	(4)	(12)	8
General Electric Capital Corp.	DUB	0.800%	06/20/2011	1.736%	32,700	(511)	0	(511)
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.750%	11,300	(161)	(322)	161
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	1,900	(13)	0	(13)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.638%	8,000	757	0	757
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.680%	10,000	576	(500)	1,076
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	4,800	307	240	67
General Electric Capital Corp.	RBS	1.200%	03/20/2010	1.471%	16,700	(16)	0	(16)
GMAC, Inc.	BCLY	3.650%	09/20/2012	6.550%	2,000	(147)	0	(147)
GMAC, Inc.	CITI	3.720%	09/20/2012	6.550%	2,800	(200)	0	(200)
GMAC, Inc.	DUB	3.200%	09/20/2012	6.550%	5,500	(467)	0	(467)
GMAC, Inc.	GSC	3.200%	09/20/2012	6.550%	4,300	(365)	0	(365)
GMAC, Inc.	JPM	3.250%	09/20/2012	6.550%	7,500	(627)	0	(627)
GMAC, Inc.	JPM	3.370%	09/20/2012	6.550%	10,000	(805)	0	(805)
GMAC, Inc.	JPM	3.670%	09/20/2012	6.550%	13,000	(946)	0	(946)
GMAC, Inc.	JPM	3.750%	09/20/2012	6.550%	2,000	(141)	0	(141)
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	8,300	(350)	0	(350)
HSBC Finance Corp.	DUB	5.000%	09/20/2010	1.191%	12,000	462	297	165
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.494%	4,900	(18)	0	(18)
JSC Gazprom	MSC	0.860%	11/20/2011	2.310%	38,400	(1,039)	0	(1,039)
Mexico Government International Bond	CSFB	2.950%	12/20/2009	0.914%	1,000	13	0	13

See Accompanying Notes	Semiannual Report	September 30, 2009	169

Schedule of Investments  Low Duration Fund   (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.963%	$500	$(2)	$0	$(2)
SLM Corp.	BNP	5.050%	03/20/2013	8.870%	6,200	(632)	0	(632)
SLM Corp.	BOA	4.600%	03/20/2010	10.112%	100	(2)	(20)	18
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	5,000	(262)	(512)	250
SLM Corp.	BOA	2.860%	12/20/2012	8.932%	100	(15)	(30)	15
SLM Corp.	BOA	4.930%	03/20/2013	8.870%	100	(10)	(27)	17
SLM Corp.	BOA	5.025%	03/20/2013	8.870%	200	(21)	(54)	33
SLM Corp.	BOA	5.000%	12/20/2013	8.728%	100	(12)	(28)	16
SLM Corp.	BOA	5.000%	03/20/2014	8.714%	100	(12)	(29)	17
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	1,500	(64)	(120)	56
SLM Corp.	UBS	5.000%	03/20/2010	9.953%	3,100	(66)	(124)	58
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%	2,700	22	(68)	90

						$(16,759)	$(817)	$(15,942)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$1,410	$85	$178	$(93)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	12,000	48	127	(79)

						$133	$305	$(172)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$37,362	$(979)	$0	$(979)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	8,666	(226)	0	(226)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	10,015	(250)	0	(250)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	21,585	318	0	318
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	39,183	589	0	589
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	4,472	61	0	61
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	9,626	134	0	134
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	10,987	128	0	128
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	13,806	130	0	130

					$(95)	$0	$(95)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	23,900	$1,390	$1	$1,389
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		9,100	575	0	575
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	49,200	78	0	78
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		32,100	82	0	82
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		12,800	39	0	39
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		25,000	375	(45)	420
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		25,000	385	(36)	421
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		21,200	425	29	396

170	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP	BRL	19,300	$434	$17	$417
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		58,100	998	(32)	1,030
Pay	1-Year BRL-CDI	13.845%	01/02/2012	BCLY		540,800	17,760	(391)	18,151
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$207,100	4,459	4,330	129
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		538,800	11,601	11,292	309
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		146,600	5,353	0	5,353
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		90,600	4,463	1,769	2,694
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		163,100	5,331	(1,604)	6,935
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		366,900	11,993	3,946	8,047
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,400	143	88	55
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		131,000	6,028	0	6,028
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		90,200	4,151	0	4,151
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		35,100	1,615	0	1,615
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		216,600	9,967	0	9,967
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		255,700	11,767	4,825	6,942
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		84,400	4,711	1,804	2,907
Pay	3-Month USD-LIBOR	3.500%	06/24/2016	DUB		68,000	2,425	0	2,425
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	129,000	67	0	67
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	17,300	639	(180)	819
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		14,500	1,901	(27)	1,928

							$109,155	$25,786	$83,369

(j)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$12,800	$73	$24
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	43,000	384	185
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	104,400	726	484
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	5,200	24	8
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	63,000	655	236
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	99,000	1,047	134
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	9,000	100	34
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	17,700	139	82
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	12,100	71	22
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	113,000	1,193	485
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	54,100	370	251
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	60,200	609	405
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	31,000	204	58
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	94,000	896	404
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	133,000	844	415
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	57,000	551	31
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,400	30	10
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	28,000	243	120
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	670,600	4,770	3,111
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	523,700	5,372	3,519

							$18,301	$10,018

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	777	$911,900	EUR	112,500	$5,954
Sales	5,459	2,426,400		0	20,386
Closing Buys	(2,374)	(590,700)		(112,500)	(3,604)
Expirations	(3,862)	(611,400)		0	(4,435)
Exercised	0	0		0	0

Balance at 09/30/2009	0	$2,136,200	EUR	0	$18,301

(k)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2024	$40,900	$42,804	$43,258
Fannie Mae	5.500%	11/01/2039	379,000	393,460	395,167
Fannie Mae	6.000%	11/01/2039	1,102,800	1,157,624	1,159,836
Fannie Mae	6.500%	10/01/2039	12,500	13,316	13,354
Fannie Mae	6.500%	11/01/2039	12,000	12,763	12,774
Freddie Mac	6.000%	11/01/2039	600	632	631

				$1,620,599	$1,625,020

See Accompanying Notes	Semiannual Report	September 30, 2009	171

Schedule of Investments  Low Duration Fund   (Cont.)

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	10,968	11/2009	RBS	$117	$0	$117
Buy	BRL	108,868	10/2009	GSC	7,420	0	7,420
Sell		108,868	10/2009	RBC	0	(1,618)	(1,618)
Buy		12,164	02/2010	HSBC	124	0	124
Buy		108,868	02/2010	RBC	1,602	0	1,602
Buy	CAD	18,952	10/2009	CITI	180	0	180
Buy	CHF	350	10/2009	JPM	11	0	11
Buy		350	12/2009	HSBC	0	(2)	(2)
Buy	CNY	15,782	03/2010	BCLY	0	(27)	(27)
Buy		15,819	03/2010	HSBC	0	(21)	(21)
Buy		96,305	03/2010	JPM	0	(144)	(144)
Buy		22,264	08/2010	HSBC	0	(9)	(9)
Buy		175,519	08/2010	JPM	0	(246)	(246)
Buy		42,289	08/2010	MSC	0	(21)	(21)
Sell	EUR	18,097	10/2009	BCLY	0	(558)	(558)
Sell		21,641	10/2009	BNP	0	(678)	(678)
Buy		2,000	10/2009	RBS	0	(9)	(9)
Sell	GBP	22,965	10/2009	BNP	1,650	0	1,650
Buy		1,200	10/2009	HSBC	12	0	12
Buy	IDR	30,849,900	01/2010	BCLY	0	(35)	(35)
Sell	JPY	1,274,183	10/2009	BNP	0	(424)	(424)
Sell		1,707,268	10/2009	RBC	0	(196)	(196)
Sell		333,988	10/2009	RBS	0	(60)	(60)
Buy	KRW	1,514,074	11/2009	DUB	61	0	61
Buy		8,981,115	11/2009	JPM	210	0	210
Buy		1,512,545	11/2009	MSC	60	0	60
Buy	MXN	44,415	11/2009	CITI	0	(35)	(35)
Buy		44,450	11/2009	HSBC	0	(32)	(32)
Buy	MYR	8,634	11/2009	BCLY	44	0	44
Buy		4,312	11/2009	BOA	21	0	21
Buy		4,158	11/2009	RBS	21	0	21
Buy	SGD	3,531	11/2009	DUB	60	0	60
Buy		3,529	11/2009	HSBC	59	0	59
Buy		4,097	11/2009	UBS	8	0	8
Buy	TWD	79,886	11/2009	GSC	60	0	60
Buy		80,131	11/2009	HSBC	68	0	68

					$11,788	$(4,115)	$7,673

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$3,735,737	$0	$3,735,737
U.S. Government Agencies	0	3,389,856	104,639	3,494,495
U.S. Treasury Obligations	0	5,085,932	0	5,085,932
Mortgage-Backed Securities	0	1,228,562	46	1,228,608
Other Investments +++	32,493	1,078,542	151,597	1,262,632

Investments, at value	$32,493	$14,518,629	$256,282	$14,807,404

Short Sales, at value	$0	$(1,625,020)	$0	$(1,625,020)

Financial Derivative Instruments ++++	$41,472	$64,815	$0	$106,287

Total	$73,965	$12,958,424	$256,282	$13,288,671

172	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$3,242	$(90)	$72	$0	$4,778	$96,637	$104,639	$4,778
Mortgage-Backed Securities	77	(30)	0	0	(1)	0	46	0
Other Investments +++	13,152	137,639	0	0	1,594	(788)	151,597	1,594

Investments, at value	$16,471	$137,519	$72	$0	$6,371	$95,849	$256,282	$6,372

Financial Derivative Instruments ++++	$1,786	$0	$0	$0	$178	$(1,964)	$0	$0

Total	$18,257	$137,519	$72	$0	$6,549	$93,885	$256,282	$6,372

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$41,494	$0	$0	$0	$0	$41,494
Unrealized appreciation on foreign currency contracts	0	11,788	0	0	0	11,788
Unrealized appreciation on swap agreements	83,369	0	6,706	0	0	90,075

	$124,863	$11,788	$6,706	$0	$0	$143,357

Liabilities:
Written options outstanding	$10,018	$0	$0	$0	$0	$10,018
Variation margin payable ^^	22	0	0	0	0	22
Unrealized depreciation on foreign currency contracts	0	4,115	0	0	0	4,115
Unrealized depreciation on swap agreements	0	0	22,915	0	0	22,915

	$10,040	$4,115	$22,915	$0	$0	$37,070

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$2,102	$0	$0	$0	$0	$2,102
Net realized gain (loss) on futures contracts, written options and swaps	77,597	0	(46,316)	0	0	31,281
Net realized (loss) on foreign currency transactions	0	(14,812)	0	0	0	(14,812)

	$79,699	$(14,812)	$(46,316)	$0	$0	$18,571

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(25,651)	$0	$0	$0	$0	$(25,651)
Net change in unrealized appreciation on futures contracts, written options and swaps	17,681	0	114,734	0	0	132,415
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	22,489	0	0	0	22,489

	$(7,970)	$22,489	$114,734	$0	$0	$129,253

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	173

Schedule of Investments Money Market Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 4.1%

Bank of Scotland PLC
0.240% due 06/18/2010	$3,000	$2,932

Goldman Sachs Group, Inc.
7.800% due 01/28/2010	2,500	2,556

HSBC Finance Corp.
0.714% due 05/10/2010	4,200	4,158

Merrill Lynch & Co., Inc.
2.709% due 05/12/2010	5,000	4,984

Morgan Stanley
2.550% due 05/14/2010	5,000	5,039

Total Corporate Bonds & Notes (Cost $19,669)		19,669

U.S. GOVERNMENT AGENCIES 9.6%

Fannie Mae
0.394% due 02/08/2010	7,000	7,002
3.000% due 07/12/2010	3,138	3,196
3.250% due 02/10/2010	7,000	7,057

Federal Farm Credit Bank
0.340% due 03/03/2010	11,000	11,002

Federal Home Loan Bank
0.293% due 12/02/2009	10,000	10,003

Freddie Mac
4.125% due 07/12/2010	977	1,004
6.875% due 09/15/2010	5,900	6,261

Total U.S. Government Agencies (Cost $45,525)		45,525

SHORT-TERM INSTRUMENTS 86.8%

CERTIFICATES OF DEPOSIT 2.4%

Dexia Credit Local S.A.
1.160% due 12/23/2009	11,500	11,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
COMMERCIAL PAPER 51.7%

Barclays U.S. Funding LLC
0.700% due 02/05/2010	$10,000	$9,975

BNP Paribas Finance, Inc.
0.360% due 03/01/2010	5,500	5,492

Caisse d’Amortissement de la Dette Sociale
0.430% due 10/16/2009	7,400	7,399
0.470% due 10/07/2009	4,200	4,200

Citigroup Funding, Inc.
0.300% due 10/15/2009	2,000	2,000

Fannie Mae
0.448% due 02/22/2010	48,900	48,817

Federal Home Loan Bank
0.175% due 02/24/2010	1,400	1,399
0.230% due 07/09/2010	15,200	15,202
0.710% due 01/27/2010	15,800	15,800
0.790% due 03/11/2010	26,000	26,069

Freddie Mac
0.560% due 01/08/2010	6,400	6,406
0.671% due 10/30/2009	30,205	30,220
0.703% due 01/04/2010	17,100	17,076
1.024% due 02/05/2010	15,000	14,947

ING Funding LLC
0.300% due 10/23/2009	9,000	8,998

JPMorgan Chase & Co.
0.280% due 11/04/2009	4,500	4,499

Kreditanstalt fuer Wiederaufbau
0.225% due 11/19/2009	5,000	4,998

Rabobank USA Financial Corp.
0.300% due 02/18/2010	9,600	9,589

Royal Bank of Scotland Group PLC
0.540% due 12/30/2009	4,300	4,294
0.715% due 03/26/2010	3,000	2,989

Societe Generale N.A.
0.435% due 02/12/2010	4,700	4,692

		245,061

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 32.7%

Barclays Capital, Inc.
0.130% due 10/05/2009	$32,300	$32,300
(Dated 09/30/2009. Collateralized by Freddie Mac 0.389% due 05/04/2011 valued at $33,231. Repurchase proceeds are $32,300.)

JPMorgan Chase Bank N.A.
0.040% due 10/01/2009	65,200	65,200
(Dated 09/30/2009. Collateralized by Fannie Mae 2.178% due 04/23/2012 valued at $47,789 and Freddie Mac 2.230% due 04/23/2012 valued at $18,783. Repurchase proceeds are $65,200.)
0.060% due 10/01/2009	46,800	46,800
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $47,437. Repurchase proceeds are $46,800.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	10,452	10,452
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $10,664. Repurchase proceeds are $10,452.)

		154,752

Total Short-Term Instruments (Cost $411,313)		411,313

Total Investments 100.5% (Cost $476,507)		$476,507

Other Assets and Liabilities (Net) (0.5%)		(2,371)

Net Assets 100.0%		$474,136

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$19,669	$0	$19,669
U.S. Government Agencies	0	45,525	0	45,525
Short-Term Instruments	0	411,313	0	411,313

Investments, at value	$0	$476,507	$0	$476,507

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

174	PIMCO Funds	See Accompanying Notes

Schedule of Investments Mortgage-Backed Securities Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 0.8%

American International Group, Inc.
5.450% due 05/18/2017	$1,100	$799
8.250% due 08/15/2018	7,400	6,298

Total Corporate Bonds & Notes (Cost $6,110)		7,097

U.S. GOVERNMENT AGENCIES 117.1%

Fannie Mae
0.000% due 07/25/2022 (a)	39	34
0.306% due 12/25/2036	11,832	11,177
0.366% due 03/25/2034	1,213	1,106
0.396% due 08/25/2034 - 10/25/2035	22,367	21,742
0.446% due 10/27/2037	36,200	34,246
0.486% due 06/25/2033	180	172
0.506% due 06/25/2032	463	393
0.546% due 03/25/2018	889	874
0.586% due 11/25/2032	408	268
0.596% due 11/25/2032	61	60
0.644% due 04/18/2028	6	6
0.696% due 05/25/2023	1,010	998
0.746% due 03/25/2017 - 07/25/2034	3,414	3,342
0.756% due 10/25/2031	415	414
0.931% due 02/25/2024	700	697
1.246% due 04/25/2032	720	718
1.281% due 04/25/2023	3	3
1.406% due 05/01/2033	505	511
2.251% due 08/01/2042 - 10/01/2044	5,048	5,025
2.520% due 08/01/2027	897	914
2.699% due 03/01/2032	136	138
3.046% due 11/01/2035	618	624
3.514% due 09/01/2034	993	1,001
3.572% due 08/01/2036	2,706	2,783
3.751% due 10/01/2035	77	80
3.850% due 10/01/2035	376	384
4.000% due 08/01/2018 - 10/01/2039	47,575	47,661
4.121% due 12/01/2034	770	777
4.145% due 04/01/2033	424	435
4.158% due 05/25/2035	663	678
4.272% due 07/01/2035	178	182
4.304% due 02/01/2035	202	210
4.369% due 02/01/2035	261	271
4.464% due 02/01/2035	103	106
4.500% due 04/01/2013 - 10/01/2039	116,345	118,771
4.505% due 09/01/2035	1,097	1,124
4.556% due 05/01/2035	525	543
4.563% due 02/01/2035	176	182
4.570% due 12/01/2034	250	259
4.630% due 10/01/2032	283	288
4.646% due 07/01/2035	165	171
4.713% due 03/01/2035	129	133
4.721% due 01/01/2035	139	144
4.732% due 12/01/2034	34	35
4.733% due 03/01/2035	163	168
4.755% due 01/01/2035	657	672
4.759% due 02/01/2035	124	128
4.763% due 01/01/2035	227	234
4.769% due 01/01/2035	165	170
4.822% due 11/01/2034	98	101
4.828% due 01/01/2035	233	239
4.875% due 03/01/2027	97	98
4.901% due 07/01/2035	388	403
4.909% due 02/01/2035	355	367
4.971% due 10/01/2028 - 04/01/2035	1,580	1,645
5.000% due 10/01/2012 - 11/01/2039	55,008	56,951
5.002% due 12/01/2035	1,290	1,330

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.107% due 02/01/2036	$895	$936
5.133% due 05/01/2035	132	135
5.180% due 05/01/2035	863	885
5.185% due 03/01/2035	20	21
5.195% due 11/01/2018	2	2
5.346% due 11/01/2035	778	818
5.376% due 11/01/2035	588	619
5.500% due 04/01/2011 - 10/01/2039	149,199	156,731
5.500% due 06/01/2038 (d)	41,783	43,796
5.806% due 05/01/2023	23	24
5.990% due 08/01/2017	1,100	1,155
6.000% due 04/01/2012 - 10/01/2039	125,957	133,207
6.500% due 06/01/2021 - 01/01/2039	44,914	48,081
7.000% due 09/25/2023	2	3
7.500% due 09/01/2034	9	11
7.556% due 06/01/2030	18	19
7.750% due 08/25/2022	34	37
8.200% due 04/25/2025	28	28

Federal Housing Administration
7.430% due 06/01/2019	200	201

Freddie Mac
0.389% due 05/04/2011 (c)	68	68
0.393% due 08/15/2019	2,192	2,148
0.473% due 02/15/2019	5,274	5,237
0.543% due 04/15/2017	187	186
0.643% due 06/15/2032 - 12/15/2032	807	797
0.693% due 12/15/2031	354	349
0.743% due 09/15/2030	39	39
1.150% due 02/15/2021	579	578
2.251% due 10/25/2044 - 02/25/2045	3,341	3,246
2.750% due 07/01/2030	14	14
3.082% due 02/01/2018	54	54
3.433% due 02/01/2028	174	178
3.500% due 12/15/2022	1	1
3.596% due 09/01/2035	3,755	3,849
3.898% due 10/01/2036	1,302	1,347
3.930% due 03/01/2034	1,319	1,355
3.966% due 09/01/2035	688	711
4.031% due 01/01/2034	59	60
4.239% due 02/01/2035	92	95
4.252% due 11/01/2031	76	78
4.377% due 02/01/2035	40	42
4.389% due 01/01/2035	171	176
4.430% due 05/01/2032	41	42
4.440% due 04/01/2035	253	257
4.500% due 04/01/2020 - 10/01/2039	32,024	32,395
4.608% due 01/01/2035	587	608
4.648% due 02/01/2035	34	34
4.652% due 03/01/2035	64	65
4.700% due 03/01/2035	402	420
4.756% due 04/01/2035	321	328
4.967% due 08/01/2036	132	138
5.000% due 07/01/2038 - 11/01/2039	6,740	6,948
5.109% due 05/01/2035	519	545
5.296% due 06/01/2037	229	237
5.320% due 06/01/2035	124	127
5.500% due 12/01/2017 - 11/01/2039	81,067	84,683
5.827% due 08/01/2025	7	7
6.000% due 11/01/2036 - 10/01/2039	50,146	52,969
6.056% due 11/01/2028	5	5
6.500% due 12/15/2023 - 05/15/2028	1,543	1,665
8.000% due 06/15/2026	19	21

Ginnie Mae
0.441% due 07/16/2032	385	378
0.491% due 08/16/2032	1,632	1,608

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.530% due 02/16/2032	$15	$15
0.791% due 04/16/2032	313	311
4.000% due 07/15/2039 - 10/01/2039	9,000	8,905
4.125% due 12/20/2021 - 11/20/2023	21	21
4.375% due 02/20/2017 - 03/20/2027	29	30
4.500% due 03/20/2016 - 10/01/2039	31,037	31,537
4.625% due 07/20/2022 - 08/20/2026	42	43
5.000% due 10/01/2039 - 11/01/2039	33,000	34,146
5.500% due 11/01/2039	5,680	5,942
6.000% due 02/15/2032 - 11/01/2039	20,909	22,044
6.500% due 07/15/2024 - 10/01/2039	7,147	7,591
6.500% due 10/15/2037 - 11/15/2037 (d)	3,135	3,334
7.500% due 05/15/2027 - 08/15/2027	6	6

Total U.S. Government Agencies (Cost $1,008,252)		1,026,908

U.S. TREASURY OBLIGATIONS 0.1%

U.S. Treasury Notes
0.875% due 04/30/2011	562	564
0.875% due 05/31/2011 (e)	363	364

Total U.S. Treasury Obligations (Cost $923)		928

MORTGAGE-BACKED SECURITIES 19.0%

American Home Mortgage Assets
0.476% due 09/25/2046	258	52
0.536% due 08/25/2037	2,000	227

American Home Mortgage Investment Trust
0.486% due 05/25/2047	393	91

Banc of America Funding Corp.
0.536% due 05/20/2035	200	107
6.093% due 01/20/2047	1,625	1,065

Banc of America Structural Security Trust
0.746% due 10/11/2033	287	286

Banktrust Mortgage Trust
5.700% due 12/01/2023	46	46

BCAP LLC Trust
0.416% due 01/25/2037	3,143	1,478

Bear Stearns Alt-A Trust
0.466% due 12/25/2046	918	77
5.285% due 08/25/2036	6,300	2,676
5.820% due 11/25/2036	2,618	1,400

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	6,400	5,777
5.540% due 09/11/2041	5,600	5,358
5.908% due 06/11/2040	5,600	5,130

CBA Commercial Small Balance Commercial Mortgage
0.526% due 12/25/2036	696	473

CC Mortgage Funding Corp.
0.376% due 05/25/2048	2,273	769
0.526% due 01/25/2035	116	81

Citigroup Mortgage Loan Trust, Inc.
1.046% due 08/25/2035	1,201	761

Commercial Mortgage Pass-Through Certificates
0.473% due 02/05/2019	2,000	1,512

See Accompanying Notes	Semiannual Report	September 30, 2009	175

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Countrywide Alternative Loan Trust
0.446% due 07/20/2046	$294	$116
0.456% due 05/25/2035	1,173	622
0.476% due 08/25/2046	617	116
0.496% due 09/25/2046	450	39
0.496% due 10/25/2046	295	64
0.506% due 07/25/2046	450	44
0.516% due 05/25/2036	275	40
0.526% due 09/20/2046	450	54
0.586% due 10/25/2046	450	36
0.596% due 06/25/2037	416	99
0.616% due 11/25/2035	99	20
0.666% due 12/25/2035	176	71
0.756% due 11/20/2035	450	64
1.016% due 11/25/2035	301	159

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 02/25/2035	35	19
0.536% due 04/25/2035	734	383
0.546% due 04/25/2046	303	63
0.566% due 03/25/2035	2,406	1,142
0.586% due 03/25/2036	200	38
0.596% due 02/25/2036	189	35
0.706% due 09/25/2034	633	186
3.611% due 04/25/2035	1,371	572
4.654% due 11/25/2034	2,296	1,707
5.341% due 02/25/2047	4,006	2,078
5.554% due 03/25/2037	3,871	1,946

Credit Suisse Mortgage Capital Certificates
5.342% due 12/15/2043	10,000	8,353

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	30	25

Downey Savings & Loan Association Mortgage Loan Trust
0.556% due 11/19/2037	450	5
0.566% due 07/19/2045	152	39

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	3,145	2,607
5.843% due 08/25/2037	16,463	11,750

Greenpoint Mortgage Funding Trust
0.446% due 10/25/2046	450	48
0.446% due 12/25/2046	450	52
0.456% due 10/25/2046	450	69
0.476% due 06/25/2045	576	290
0.516% due 04/25/2036	283	94
0.566% due 09/25/2046	450	14
0.586% due 10/25/2046	450	19

GSR Mortgage Loan Trust
0.506% due 08/25/2046	319	84

Harborview Mortgage Loan Trust
0.446% due 09/19/2046	262	124
0.466% due 05/19/2047	2,528	1,193
0.496% due 01/19/2038	314	81
0.496% due 09/19/2046	262	63
0.556% due 11/19/2035	1,769	1,017

Homebanc Mortgage Trust
0.426% due 12/25/2036	555	269

Indymac Index Mortgage Loan Trust
0.436% due 04/25/2037	390	72
0.446% due 11/25/2046	453	74
0.486% due 04/25/2035	1,608	853
0.496% due 02/25/2037	450	62
0.516% due 06/25/2037	408	83
0.536% due 11/25/2036	675	168
0.566% due 02/25/2035	975	517
5.271% due 06/25/2035	4,062	2,737

JPMorgan Alternative Loan Trust
0.746% due 06/27/2037	6,377	4,843

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase Commercial Mortgage Securities Corp.
0.618% due 07/15/2019	$11,358	$8,902
5.305% due 01/15/2049	7,000	6,704
5.882% due 02/15/2051	500	426

MASTR Adjustable Rate Mortgages Trust
0.546% due 05/25/2047	450	60
0.586% due 05/25/2047	450	39

MASTR Alternative Loans Trust
0.646% due 03/25/2036	2,118	1,006

Mellon Residential Funding Corp.
0.593% due 11/15/2031	481	361

Merrill Lynch Alternative Note Asset
5.540% due 06/25/2037	5,164	2,456

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	1,400	1,132
5.378% due 08/12/2048	3,390	2,539

MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	2,827	2,435

Morgan Stanley Capital I
5.332% due 12/15/2043	4,250	3,815

Morgan Stanley Dean Witter Capital I
5.500% due 04/25/2017	16	16

Opteum Mortgage Acceptance Corp.
0.506% due 07/25/2035	819	655

Prime Mortgage Trust
5.000% due 02/25/2019	253	247

RBSSP Resecuritization Trust
0.766% due 11/21/2035	11,283	8,932

Residential Accredit Loans, Inc.
0.406% due 01/25/2037	8,674	3,956
0.426% due 06/25/2046	6,939	3,284
0.426% due 02/25/2047	363	70
0.446% due 12/25/2046	450	84
0.476% due 05/25/2037	399	84
0.516% due 05/25/2046	450	53
0.646% due 10/25/2045	202	108
4.095% due 08/25/2035	349	161

Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	432	386

Residential Asset Securitization Trust
6.000% due 03/25/2037	3,055	2,309

Sequoia Mortgage Trust
0.596% due 10/19/2026	317	250
0.596% due 07/20/2033	200	168
0.626% due 10/20/2027	71	59

Structured Adjustable Rate Mortgage Loan Trust
2.301% due 05/25/2035	1,858	821
5.391% due 09/25/2035	4,799	3,664

Structured Asset Mortgage Investments, Inc.
0.496% due 09/25/2047	697	121
0.506% due 05/25/2046	360	91
0.546% due 08/25/2036	450	67
0.796% due 09/25/2047	6,230	1,728
0.906% due 09/19/2032	120	88

Structured Asset Securities Corp.
0.746% due 12/25/2033	1,481	1,422

Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	7,870	7,536
0.386% due 07/25/2036	1,492	1,432
0.926% due 04/25/2043	1,250	1,068
6.186% due 09/25/2037	525	428
6.200% due 09/25/2037	531	429

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	1,992	1,488

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

WaMu Mortgage Pass-Through Certificates
0.466% due 07/25/2046	$317	$88
0.516% due 12/25/2045	2,090	1,231
0.656% due 11/25/2045	450	134
0.656% due 12/25/2045	450	120
0.740% due 11/25/2034	253	113
0.750% due 07/25/2044	468	134
0.786% due 12/25/2027	1,785	1,260
0.946% due 12/25/2045	394	48
1.651% due 06/25/2047	387	87
1.711% due 07/25/2047	391	180
1.901% due 02/25/2046	1,225	628
2.851% due 08/25/2033	1,109	1,050
3.099% due 10/25/2046	5,755	3,091
3.771% due 03/25/2033	1,202	1,055
5.601% due 12/25/2036	6,743	4,627

Washington Mutual Alternative Mortgage Pass-Through Certificates
0.496% due 07/25/2046	137	38
1.661% due 04/25/2047	392	79
1.671% due 04/25/2047	373	89
1.741% due 05/25/2047	371	78

Wells Fargo Mortgage-Backed Securities Trust
6.000% due 10/25/2037	8,845	8,570

Total Mortgage-Backed Securities (Cost $201,275)		166,464

ASSET-BACKED SECURITIES 10.8%

American Express Credit Account Master Trust
1.193% due 08/15/2012	8,000	8,012

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	25	16
0.946% due 10/25/2031	20	14

Amresco Residential Securities Mortgage Loan Trust
0.741% due 06/25/2028	396	205
0.801% due 06/25/2027	279	243
0.801% due 09/25/2027	651	436
0.876% due 09/25/2028	861	594

Argent Securities, Inc.
1.096% due 11/25/2034	2,500	1,410

BA Credit Card Trust
1.443% due 12/16/2013	3,843	3,869

Capital Auto Receivables Asset Trust
1.163% due 03/15/2011	3,937	3,944
1.693% due 10/15/2012	1,000	1,004

Centex Home Equity
0.546% due 01/25/2032	30	22

Chase Issuance Trust
0.283% due 04/15/2013	1,021	1,015
0.893% due 11/15/2011	10,000	10,005
4.260% due 05/15/2013	8,500	8,900
4.550% due 03/15/2013	4,000	4,178

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	90	63

Citibank Omni Master Trust
1.436% due 12/23/2013	6,100	6,096

Conseco Finance
1.743% due 05/15/2032	958	548

Countrywide Asset-Backed Certificates
0.296% due 12/25/2046	91	89
0.586% due 06/25/2033	863	622

EMC Mortgage Loan Trust
0.996% due 08/25/2040	228	129

Ford Credit Auto Owner Trust
1.663% due 06/15/2012	20,000	20,203

176	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Franklin Auto Trust
1.246% due 10/20/2011	$2,916	$2,923
1.826% due 06/20/2012	1,000	1,008

GSAA Trust
0.546% due 03/25/2037	700	301
0.546% due 05/25/2047	1,896	854

HFC Home Equity Loan Asset-Backed Certificates
0.596% due 09/20/2033	1,661	1,471

Home Equity Asset Trust
0.846% due 11/25/2032	3	1

Lehman XS Trust
0.416% due 04/25/2046	303	249
0.476% due 06/25/2046	275	47
0.476% due 08/25/2046	312	66
0.486% due 09/25/2046	313	66
0.486% due 11/25/2046	309	86
0.496% due 08/25/2046	451	1
0.566% due 11/25/2046	450	86

Morgan Stanley Mortgage Loan Trust
0.476% due 02/25/2037	197	80
0.606% due 04/25/2037	1,669	379

Park Place Securities, Inc.
0.746% due 07/25/2035 (h)	5,000	2,138

Quest Trust
1.146% due 06/25/2034	1,294	1,237

Renaissance Home Equity Loan Trust
0.626% due 12/25/2032	54	34
0.686% due 08/25/2033	307	180

Residential Asset Mortgage Products, Inc.
0.646% due 06/25/2047	700	242

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Salomon Brothers Mortgage Securities VII, Inc.
1.221% due 10/25/2028	$918	$778

SLM Student Loan Trust
2.004% due 04/25/2023	9,198	9,564

Specialty Underwriting & Residential Finance
0.926% due 01/25/2034	35	19

Structured Asset Securities Corp.
0.536% due 01/25/2033	41	24

United National Home Loan Owner Trust
6.910% due 03/25/2025	344	327

Wells Fargo Home Equity Trust
0.486% due 10/25/2035	310	300
0.496% due 12/25/2035	642	608

Total Asset-Backed Securities (Cost $98,712)		94,686

SHORT-TERM INSTRUMENTS 0.6%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,291	2,291

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $2,340. Repurchase proceeds are $2,291.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.207% due 04/01/2010 (c)	334	334

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.260% due 02/25/2010 (c)	$1,030	$1,029

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.2%
	193,712	1,940

Total Short-Term Instruments (Cost $5,593)		5,594

Total Investments 148.4% (Cost $1,320,865)		$1,301,677

Written Options (g) (0.0%) (Premiums $1,072)		(414)

Other Assets and Liabilities (Net) (48.4%)		(424,369)

Net Assets 100.0%		$876,894

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Principal only security.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $1,429 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $282,345 at a weighted average interest rate of 0.390%. On September 30, 2009, securities valued at $8,238 were pledged as collateral for reverse repurchase agreements.
(e)	Securities with an aggregate market value of $364 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	252	$674

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Asset Backed Securities - Buy Protection (1)
Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Telos CLO Ltd. 3-Month USD-LIBOR plus 1.700% due 10/11/2021	GSC	(2.500%	)	10/11/2021	$500	$297	$0	$297

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
American International Group, Inc.	GSC	(5.000%	)	06/20/2017	7.254%	$800	$87	$168	$(81)
American International Group, Inc.	JPM	(5.000%	)	09/20/2018	7.080%	6,600	722	1,353	(631)

							$809	$1,521	$(712)

See Accompanying Notes	Semiannual Report	September 30, 2009	177

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE A 06-1 Index	JPM	(0.540%	)	07/25/2045	$4,668	$4,246	$607	$3,639
CMBX.NA AAA 2 Index	DUB	(0.070%	)	03/15/2049	2,800	348	815	(467)
CMBX.NA AAA 4 Index	BCLY	(0.350%	)	02/17/2051	2,000	402	164	238
CMBX.NA AAA 4 Index	CSFB	(0.350%	)	02/17/2051	2,400	482	497	(15)
CMBX.NA AAA 4 Index	DUB	(0.350%	)	02/17/2051	2,800	562	982	(420)
CMBX.NA AAA 4 Index	GSC	(0.350%	)	02/17/2051	3,000	602	570	32
CMBX.NA AAA 4 Index	MSC	(0.350%	)	02/17/2051	11,000	2,209	2,083	126
CMBX.NA AAA 5 Index	GSC	(0.350%	)	02/15/2051	13,000	2,610	2,356	254

						$11,461	$8,074	$3,387

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
ABX.HE BBB 06-2 Index	DUB	1.330%	05/25/2046	$1,189	$(1,120)	$(639)	$(481)
ABX.HE BBB 06-2 Index	RBS	1.330%	05/25/2046	892	(836)	(486)	(350)
ABX.HE BBB- 06-2 Index	GSC	2.420%	05/25/2046	309	(291)	(102)	(189)

					$(2,247)	$(1,227)	$(1,020)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Receive	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MSC	$3,000	$1,923	$900	$1,023

(g)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$19,000	$104	$26
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	14,700	86	27
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	65,000	720	279
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	24,000	152	75
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	10	7

							$1,072	$414

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	402	$61,000	$404
Sales	0	123,700	1,072
Closing Buys	0	(61,000)	(295)
Expirations	(402)	0	(109)
Exercised	0	0	0

Balance at 09/30/2009	0	$123,700	$1,072

178	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Park Place Securities, Inc.	0.746%	07/25/2035	03/13/2008	$4,311	$2,138	0.24%

(i)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2039	$3,000	$2,956	$2,971
Fannie Mae	5.000%	11/01/2039	10,000	10,269	10,292
Fannie Mae	5.500%	11/01/2039	206,400	214,508	215,204
Fannie Mae	6.500%	10/01/2039	7,000	7,471	7,472
Fannie Mae	6.500%	11/01/2039	9,500	10,104	10,113

				$245,308	$246,052

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
U.S. Government Agencies	$0	$992,462	$34,446	$1,026,908
Mortgage-Backed Securities	0	157,014	9,450	166,464
Asset-Backed Securities	0	94,686	0	94,686
Other Investments +++	1,940	11,679	0	13,619

Investments, at value	$1,940	$1,255,841	$43,896	$1,301,677

Short Sales, at value	$0	$(246,052)	$0	$(246,052)

Financial Derivative Instruments ++++	$674	$1,241	$1,320	$3,235

Total	$2,614	$1,011,030	$45,216	$1,058,860

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$210	$(8)	$48	$0	$1,593	$32,603	$34,446	$1,593
Mortgage-Backed Securities	53	8,270	113	162	495	357	9,450	456

Investments, at value	$263	$8,262	$161	$162	$2,088	$32,960	$43,896	$2,049

Financial Derivative Instruments ++++	$1,610	$0	$0	$0	$(710)	$420	$1,320	$(289)

Total	$1,873	$8,262	$161	$162	$1,378	$33,380	$45,216	$1,760

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	179

Schedule of Investments  Mortgage-Backed Securities Fund  (Cont.)

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$674	$0	$0	$0	$0	$674
Unrealized appreciation on swap agreements	1,023	0	4,586	0	0	5,609

	$1,697	$0	$4,586	$0	$0	$6,283

Liabilities:
Written options outstanding	$414	$0	$0	$0	$0	$414
Unrealized depreciation on swap agreements	0	0	2,634	0	0	2,634

	$414	$0	$2,634	$0	$0	$3,048

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$785	$0	$(214)	$0	$0	$571

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$3,233	$0	$(2,067)	$0	$0	$1,166

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

180	PIMCO Funds	See Accompanying Notes

Schedule of Investments Short-Term Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.2%

CSC Holdings, Inc.
2.049% due 03/29/2016	$2,462	$2,423

Daimler Finance North America LLC
4.250% due 08/03/2012	15,582	15,021

HCA, Inc.
2.532% due 11/18/2013	2,748	2,598

Total Bank Loan Obligations (Cost $20,171)		20,042

CORPORATE BONDS & NOTES 36.4%

BANKING & FINANCE 30.7%

American Express Bank FSB
1.099% due 12/10/2010	6,000	6,061

American Express Centurion Bank
0.324% due 07/13/2010	5,850	5,797
0.394% due 06/12/2012	7,681	7,272
5.200% due 11/26/2010	18,800	19,423

American Express Credit Corp.
0.439% due 12/02/2010	11,641	11,479
1.946% due 06/19/2013	9,000	8,772
5.125% due 08/25/2014	5,000	5,180
5.875% due 05/02/2013	7,300	7,749

American General Finance Corp.
4.875% due 05/15/2010	7,050	6,773

American International Group, Inc.
0.536% due 01/29/2010	31,000	30,689
5.375% due 10/18/2011	2,200	2,037
5.850% due 01/16/2018	2,100	1,523
6.250% due 03/15/2087	10,000	5,000

ANZ National International Ltd.
6.200% due 07/19/2013	15,250	16,704

Bank of Scotland PLC
0.260% due 06/28/2010	13,119	12,874
0.374% due 12/08/2010	1,200	1,172
5.250% due 09/19/2011	4,936	5,117

Barclays Bank PLC
5.200% due 07/10/2014	25,300	26,764

Bear Stearns Cos. LLC
0.562% due 11/28/2011	298	296
0.650% due 08/15/2011	4,300	4,281
0.673% due 02/01/2012	15,800	15,699

BNP Paribas
1.004% due 07/21/2011	44,000	43,910

BP Capital Markets PLC
3.750% due 06/17/2013	5,000	5,216

Calabash Re Ltd.
11.199% due 01/08/2010	2,300	2,288

Capital One Financial Corp.
6.750% due 09/15/2017	1,500	1,594

Citibank N.A.
0.498% due 05/07/2012	6,750	6,763
1.875% due 06/04/2012	47,000	47,346

Citigroup Funding, Inc.
0.284% due 06/03/2011	2,000	2,001
0.392% due 05/05/2011	73,900	73,899
0.730% due 07/12/2012	400	401
0.821% due 04/30/2012	19,900	20,081

Citigroup, Inc.
0.420% due 03/16/2012	15,133	14,399
0.519% due 05/18/2011	4,800	4,684
2.125% due 04/30/2012	12,000	12,178
5.500% due 04/11/2013	2,000	2,049
6.000% due 02/21/2012	26,600	27,649
6.125% due 11/21/2017	2,480	2,466

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/19/2013	$29,100	$30,584

Commonwealth Bank of Australia
0.491% due 08/27/2014	35,600	35,643
0.925% due 07/12/2013	2,900	2,893

Credit Suisse USA, Inc.
6.125% due 11/15/2011	300	324

Danske Bank A/S
0.757% due 05/24/2012	80,700	80,459

Dexia Credit Local
0.939% due 09/23/2011	58,400	58,994
1.875% due 09/30/2011	50,000	50,200

Ford Motor Credit Co. LLC
2.079% due 01/15/2010	16,116	15,995
5.700% due 01/15/2010	5,000	4,999
7.375% due 10/28/2009	56,955	56,971

General Electric Capital Corp.
0.292% due 12/21/2012	80,600	80,652
0.362% due 03/15/2012	32,500	27,980
0.379% due 03/11/2011	4,900	4,912
0.420% due 06/12/2012	3,200	3,028
0.500% due 03/12/2012	7,500	7,535
0.554% due 01/26/2011	19,000	18,836
0.559% due 09/15/2014	10,975	9,713
0.572% due 04/24/2012	39,000	39,153
0.661% due 05/11/2016	11,165	9,397
1.307% due 05/22/2013	11,100	10,409
1.800% due 03/11/2011	12,000	12,153

GMAC LLC
0.292% due 12/19/2012	36,200	36,246

Goldman Sachs Group, Inc.
0.379% due 03/15/2011	7,400	7,418
0.714% due 11/09/2011	16,000	16,130
1.046% due 12/05/2011	169,000	171,958
6.750% due 10/01/2037	1,400	1,449

Governor & Co. of the Bank of Ireland
0.342% due 12/18/2009	5,200	5,192

HSBC Bank USA N.A.
4.625% due 04/01/2014	1,500	1,550

HSBC Capital Funding LP
4.610% due 12/29/2049	150	118

HSBC Finance Corp.
0.649% due 09/14/2012	5,400	5,121
0.674% due 08/09/2011	16,450	15,973
0.714% due 05/10/2010	21,050	20,969
0.759% due 01/15/2014	138	127
0.791% due 06/01/2016	691	616
0.860% due 07/19/2012	13,100	12,414
8.000% due 07/15/2010	8,905	9,312

ING Bank NV
2.625% due 02/09/2012	46,900	47,725

International Bank for Reconstruction & Development
0.505% due 03/04/2011	12,800	12,856

International Lease Finance Corp.
0.627% due 05/24/2010	15,018	14,308
4.875% due 09/01/2010	2,750	2,579
5.000% due 04/15/2010	3,562	3,460
5.625% due 09/15/2010	3,253	3,105

JPMorgan Chase & Co.
0.417% due 12/21/2011	300	298
0.487% due 02/23/2011	38,300	38,395
0.533% due 12/26/2012	38,800	39,161
0.684% due 01/17/2011	700	700
0.727% due 04/01/2011	2,300	2,307
1.650% due 02/23/2011	140,920	142,509
2.625% due 12/01/2010	38,688	39,556

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	300	316

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

KeyBank N.A.
2.598% due 06/02/2010	$20,200	$20,107

Kreditanstalt fuer Wiederaufbau
4.750% due 05/15/2012	900	973

Lehman Brothers Holdings, Inc.
3.011% due 12/23/2010 (a)	9,700	1,673

Lloyds TSB Bank PLC
1.417% due 04/01/2011	65,000	64,933
1.597% due 04/02/2012	68,400	68,283
2.300% due 04/01/2011	12,400	12,598

Longpoint Re Ltd.
5.549% due 05/08/2010	4,700	4,700

Macquarie Bank Ltd.
2.600% due 01/20/2012	13,300	13,666

Merna Reinsurance Ltd.
0.932% due 07/07/2010	3,000	2,919

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	20,800	20,014
0.683% due 11/01/2011	5,300	5,140
0.704% due 07/25/2011	200	195
5.450% due 02/05/2013	200	208

Metropolitan Life Global Funding I
0.480% due 05/17/2010	19,100	19,064
0.549% due 03/15/2012	1,700	1,619
0.893% due 09/17/2010	21,700	21,655
1.035% due 06/25/2010	7,900	7,916
2.202% due 06/10/2011	29,600	29,566

Monumental Global Funding II
0.270% due 05/26/2010	33,800	33,574

Monumental Global Funding III
0.270% due 05/26/2010	5	5

Morgan Stanley
0.500% due 03/13/2012	24,500	24,637
0.744% due 02/10/2012	11,000	11,084
0.760% due 01/18/2011	6,150	6,094
0.788% due 01/09/2012	24,300	23,663
0.989% due 10/15/2015	28,000	25,649
1.211% due 12/01/2011	25,200	25,700
2.900% due 12/01/2010	41,310	42,368
6.000% due 04/28/2015	1,800	1,909

Mystic Re Ltd.
10.361% due 06/07/2011	1,400	1,415

National Australia Bank Ltd.
0.914% due 02/08/2010	31,400	31,398

National City Bank
0.684% due 06/07/2017	1,800	1,446
6.200% due 12/15/2011	3,500	3,740

National Rural Utilities Cooperative Finance Corp.
1.372% due 07/01/2010	3,400	3,413

Nationwide Building Society
0.620% due 05/17/2012	35,000	34,924

Pricoa Global Funding I
0.483% due 09/27/2013	600	553
0.591% due 01/30/2012	30,390	28,778
1.130% due 06/04/2010	28,900	28,727

Rabobank Nederland NV
3.000% due 09/18/2012	3,000	3,087
11.000% due 06/29/2049	2,480	3,046

Regions Bank
7.500% due 05/15/2018	700	638

Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010	3,400	3,484

Residential Reinsurance 2008 Ltd.
7.111% due 06/06/2011	2,000	1,933

See Accompanying Notes	Semiannual Report	September 30, 2009	181

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Royal Bank of Scotland Group PLC
1.159% due 05/11/2012	$42,600	$43,268
2.625% due 05/11/2012	2,600	2,641
4.875% due 08/25/2014	10,000	10,167

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	2,200	1,938

Societe Generale Societe de Credit Fonciere
1.072% due 06/19/2013	10,000	9,800

State Street Bank and Trust Co.
0.514% due 12/08/2015	5,700	5,289

State Street Capital Trust III
8.250% due 03/15/2042	14,000	13,716

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	95

Suncorp-Metway Ltd.
0.668% due 12/17/2010	25,000	25,076
2.009% due 07/16/2012	25,000	25,955

Svensk ExportKredit AB
4.500% due 09/27/2010	28,100	29,172

Svenska Handelsbanken AB
1.300% due 09/14/2012	11,900	11,842

Swedbank AB
1.058% due 01/14/2013	48,100	47,991
2.800% due 02/10/2012	15,400	15,680

TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	19,200	20,311

UBS AG
1.532% due 09/29/2011	25,700	25,640

UBS Preferred Funding Trust I
8.622% due 10/29/2049	1,000	921

UBS Preferred Funding Trust V
6.243% due 05/29/2049	4,700	3,581

UFJ Finance Aruba AEC
6.750% due 07/15/2013	50	56

USB Capital IX
6.189% due 10/29/2049	100	78

Vita Capital III Ltd.
1.697% due 01/01/2011	2,200	2,072

Wachovia Corp.
0.511% due 03/01/2012	8,000	7,826
0.569% due 06/15/2017	10,300	8,885
0.639% due 10/15/2011	12,780	12,606
0.673% due 08/01/2013	220	210
5.500% due 05/01/2013	1,600	1,714

Wells Fargo & Co.
0.519% due 06/15/2012	7,000	7,049
0.610% due 01/12/2011	2,200	2,196
7.980% due 03/29/2049	200	183

Wells Fargo Bank N.A.
0.650% due 05/16/2016	3,000	2,594

Wells Fargo Capital X
5.950% due 12/15/2086	2,000	1,745

Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,879

		2,664,954

INDUSTRIALS 2.5%

BHP Billiton Finance USA Ltd.
5.000% due 12/15/2010	1,600	1,656

CVS Caremark Corp.
0.661% due 06/01/2010	7,800	7,807

Devon OEI Operating, Inc.
7.250% due 10/01/2011	39,414	42,996

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Dow Chemical Co.
2.718% due 08/08/2011	$22,000	$22,362
4.850% due 08/15/2012	1,400	1,457
6.000% due 10/01/2012	10,000	10,661

Hewlett-Packard Co.
0.471% due 03/01/2012	100	99
2.250% due 05/27/2011	3,438	3,504

Kinder Morgan Energy Partners LP
6.750% due 03/15/2011	1,500	1,591

Newell Rubbermaid, Inc.
4.000% due 05/01/2010	3,676	3,698

PACCAR, Inc.
1.469% due 09/14/2012	18,300	18,355

Reynolds American, Inc.
0.999% due 06/15/2011	9,600	9,445

Shell International Finance BV
1.300% due 09/22/2011	35,400	35,521

Siemens Financieringsmaatschappij NV
5.750% due 10/17/2016	400	440
6.125% due 08/17/2026	900	1,001

Southwest Airlines Co.
10.500% due 12/15/2011	5,000	5,399

SUPERVALU, Inc.
7.500% due 11/15/2014	2,000	2,020

Williams Cos., Inc.
2.597% due 10/01/2010	21,225	21,214
6.375% due 10/01/2010	9,300	9,551

Xerox Corp.
1.042% due 12/18/2009	2,000	2,000

XTO Energy, Inc.
4.625% due 06/15/2013	16,500	17,089
7.500% due 04/15/2012	956	1,061

		218,927

UTILITIES 3.2%

AT&T, Inc.
5.300% due 11/15/2010	3,500	3,643

BellSouth Corp.
4.950% due 04/26/2021	21,400	21,880

CMS Energy Corp.
1.459% due 01/15/2013	9,000	8,145

Deutsche Telekom International Finance BV
5.375% due 03/23/2011	350	367
8.500% due 06/15/2010	15,700	16,461

Dominion Resources, Inc.
1.343% due 06/17/2010	5,000	5,031

Enel Finance International S.A.
5.700% due 01/15/2013	19,900	21,378

France Telecom S.A.
7.750% due 03/01/2011	220	238

Ohio Power Co.
0.467% due 04/05/2010	1,410	1,408

PSEG Power LLC
6.950% due 06/01/2012	143	157

Sprint Nextel Corp.
0.683% due 06/28/2010	19,200	18,653

Telecom Italia Capital S.A.
0.963% due 02/01/2011	11,860	11,762
1.120% due 07/18/2011	13,340	13,244
4.000% due 01/15/2010	2,200	2,215
4.875% due 10/01/2010	6,172	6,346
6.175% due 06/18/2014	29,500	32,039
6.200% due 07/18/2011	14,560	15,515

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telefonica Emisiones SAU
0.809% due 02/04/2013	$43,790	$43,025

Verizon Communications, Inc.
5.350% due 02/15/2011	100	105

Verizon Wireless Capital LLC
3.025% due 05/20/2011	47,700	49,370
3.750% due 05/20/2011	4,000	4,129

Virginia Electric and Power Co.
5.400% due 04/30/2018	2,100	2,252

Vodafone Group PLC
7.750% due 02/15/2010	2,200	2,255

		279,618

Total Corporate Bonds & Notes (Cost $3,126,455)		3,163,499

CONVERTIBLE BONDS & NOTES 0.5%

National City Corp.
4.000% due 02/01/2011	18,885	19,121

U.S. Bancorp
0.000% due 12/11/2035	26,625	26,272

Total Convertible Bonds & Notes (Cost $43,571)		45,393

MUNICIPAL BONDS & NOTES 0.3%

California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	600	579

California State General Obligation Bonds, Series 2007
5.000% due 12/01/2037	200	201

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,675
6.000% due 04/01/2038	300	329
7.550% due 04/01/2039	3,850	4,284

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	500	510

Dallas, Texas Area Rapid Transit Revenue Bonds, Series 2009
6.249% due 12/01/2034	1,900	1,975

Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2024	700	720

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	700	696

New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	500	536

New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	1,000	1,234

Oklahoma State University Revenue Notes, Series 2009
2.553% due 08/01/2011	3,000	3,021

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	3,800	3,898

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	600	626

Total Municipal Bonds & Notes (Cost $27,562)		29,284

182	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 43.5%

Fannie Mae
0.306% due 12/25/2036 - 07/25/2037	$5,368	$4,882
0.334% due 05/13/2011	100,000	99,910
0.366% due 03/25/2034	129	117
0.376% due 03/25/2036	678	598
0.396% due 08/25/2034	705	672
0.446% due 10/27/2037	300	284
0.546% due 03/25/2036	3,473	3,354
0.596% due 05/25/2042 - 03/25/2044	2,601	2,436
0.646% due 06/25/2032 - 09/25/2032	130	123
0.696% due 10/25/2030	20	19
0.731% due 09/17/2027	10	10
0.781% due 02/25/2022 - 07/18/2027	39	39
0.846% due 10/25/2017	270	268
0.881% due 08/25/2022	20	19
0.931% due 12/25/2022	16	16
0.981% due 09/25/2022	8	8
1.131% due 02/25/2023	5	5
1.146% due 04/25/2032	10	10
1.431% due 09/25/2023	126	127
1.750% due 04/15/2011	40,000	40,251
2.000% due 03/02/2011	46,020	46,220
2.251% due 06/01/2043 - 10/01/2044	12,475	12,468
2.840% due 02/01/2018	23	23
2.849% due 05/01/2021 - 04/01/2029	180	180
2.935% due 01/01/2029	37	37
2.970% due 08/01/2026	17	18
3.498% due 01/01/2032	502	508
3.514% due 09/01/2034	1,210	1,220
3.545% due 07/01/2034	29	29
3.579% due 06/01/2034	15	15
3.604% due 05/01/2036	11,633	11,588
3.655% due 01/01/2036	321	324
3.715% due 08/01/2029	1,525	1,536
4.050% due 11/01/2025	20	20
4.083% due 05/01/2036	213	215
4.125% due 12/01/2040	392	401
4.385% due 07/01/2028	30	30
4.500% due 09/25/2025	70	71
4.505% due 09/01/2035	459	471
4.648% due 11/01/2035	946	976
4.696% due 05/01/2035	644	672
4.962% due 06/01/2035	813	842
5.000% due 01/25/2017 - 10/01/2039	537	554
5.025% due 07/01/2029	158	162
5.028% due 05/01/2035	406	428
5.155% due 10/01/2023	34	35
5.164% due 08/01/2035	388	414
5.228% due 12/01/2035	335	352
5.310% due 08/25/2033	375	392
5.500% due 02/01/2014 - 01/01/2039	257,742	270,100
5.542% due 01/01/2036	345	359
5.639% due 03/01/2036	452	476
5.770% due 12/01/2036	155	164
5.874% due 12/01/2036	164	173
5.934% due 06/01/2036	243	256
5.950% due 02/25/2044	843	900
6.000% due 02/01/2019 - 09/01/2038	180,719	191,199
6.500% due 10/25/2023 (b)	1	0
6.500% due 11/01/2028 - 10/25/2042	907	981
7.000% due 03/01/2013	28	30
8.588% due 06/25/2032	437	468

Federal Farm Credit Bank
0.286% due 01/28/2011	30,000	30,020

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.331% due 07/01/2011	$16,500	$16,509
0.334% due 05/18/2011	65,000	65,068
0.420% due 07/20/2011	42,000	41,968
0.436% due 08/27/2012	85,000	85,249
0.466% due 02/11/2010	7,520	7,526

Federal Home Loan Bank
0.187% due 09/15/2011	12,000	11,980
0.199% due 05/02/2011	50,000	49,937
0.480% due 10/25/2010	49,500	49,459
0.583% due 09/28/2012	10,300	10,316
0.880% due 01/20/2011	24,600	24,635
1.000% due 02/03/2011	5,000	5,014

Federal Housing Administration
6.896% due 07/01/2020	300	294
7.350% due 04/01/2019	151	150
7.430% due 07/01/2021 - 09/01/2022	142	143
7.435% due 02/01/2019	171	171

Freddie Mac
0.286% due 12/25/2036	17,935	16,398
0.343% due 02/01/2011 (f)	197,513	197,357
0.352% due 05/05/2011	6,190	6,185
0.379% due 03/09/2011	396,589	397,353
0.389% due 05/04/2011	680,250	680,935
0.402% due 08/05/2011 (f)	204,032	203,948
0.473% due 02/15/2019	56,032	55,637
0.493% due 01/14/2011	3,000	3,002
0.541% due 01/28/2011	13,260	13,283
0.593% due 12/15/2030 - 06/15/2031	268	266
0.609% due 04/07/2011	311,150	311,664
0.643% due 06/15/2031	328	323
0.650% due 01/15/2022	1	1
0.657% due 04/01/2011	435,194	435,970
0.693% due 12/15/2031	11	11
0.900% due 03/15/2020	4	4
1.000% due 03/15/2023	16	16
1.750% due 04/20/2011	105,000	105,724
1.930% due 02/11/2011	22,800	22,920
2.000% due 03/16/2011	26,465	26,625
2.050% due 03/09/2011	43,455	43,746
2.125% due 03/16/2011	27,069	27,253
2.251% due 10/25/2044 - 02/25/2045	10,161	9,842
2.451% due 07/25/2044	13,151	12,922
2.500% due 08/01/2017	77	77
3.432% due 08/01/2035	549	561
4.500% due 02/15/2020 - 12/15/2025	2,444	2,515
5.000% due 01/15/2018 - 08/01/2037	3,928	4,044
5.031% due 08/01/2035	357	373
5.404% due 11/01/2035	337	354
5.500% due 05/01/2013 - 08/15/2030	8,788	9,044
6.000% due 03/15/2023	4	4
6.500% due 07/25/2043	504	544
6.750% due 08/15/2023	443	457

Ginnie Mae
0.741% due 02/16/2030	194	194
0.841% due 02/16/2030	123	122
0.980% due 02/16/2030	219	218
1.196% due 03/20/2031	828	828
4.000% due 02/20/2032	528	539
4.125% due 10/20/2017 - 10/20/2027	794	807
4.250% due 03/20/2029 - 03/20/2030	865	884
4.375% due 05/20/2021 - 05/20/2030	3,668	3,753
4.500% due 02/20/2019	18	19
4.625% due 07/20/2022 - 09/20/2029	2,379	2,437
5.500% due 11/01/2039	70,500	73,750

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 01/15/2032 - 03/15/2032	$1,395	$1,489
7.500% due 02/20/2030	129	140

Small Business Administration
4.340% due 03/01/2024	369	383
4.524% due 02/10/2013	98	101
5.490% due 03/01/2028	270	290

Total U.S. Government Agencies (Cost $3,742,886)		3,772,206

U.S. TREASURY OBLIGATIONS 0.8%

Treasury Inflation Protected Securities
3.500% due 01/15/2011 (d)(i)	61,870	64,499

U.S. Treasury Notes
1.125% due 06/30/2011 (i)	1,106	1,113

Total U.S. Treasury Obligations (Cost $65,337)		65,612

MORTGAGE-BACKED SECURITIES 4.4%

American Home Mortgage Assets
0.436% due 05/25/2046	4,107	1,973
0.436% due 09/25/2046	1,668	783
0.456% due 10/25/2046	6,957	3,147
1.601% due 02/25/2047	1,789	730
1.821% due 11/25/2046	3,462	1,400

American Home Mortgage Investment Trust
3.098% due 10/25/2034	2,104	1,529
4.440% due 02/25/2045	261	212
5.000% due 09/25/2035	1,714	1,478
5.660% due 09/25/2045	1,364	862

Banc of America Funding Corp.
4.568% due 02/20/2036	6,725	5,932
6.093% due 01/20/2047	443	291

Banc of America Mortgage Securities, Inc.
4.680% due 07/20/2032	231	213
5.417% due 02/25/2036	450	329
6.500% due 09/25/2033	645	612

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	632	560
2.490% due 08/25/2035	116	102
2.900% due 03/25/2035	7,115	6,363
3.273% due 11/25/2034	1,966	1,900
3.651% due 11/25/2030	197	187
3.817% due 11/25/2034	17,503	15,114
4.616% due 01/25/2034	534	485
4.617% due 10/25/2035	19,820	19,359
4.996% due 01/25/2035	363	298
5.394% due 01/25/2034	232	219
5.440% due 05/25/2047	4,221	2,774

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	1,940	1,366
5.355% due 05/25/2035	575	420
5.490% due 09/25/2035	7,231	4,588
5.667% due 11/25/2036	5,547	3,333
5.718% due 01/25/2036	4,562	2,831

Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	26	25

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	2,686	2,292

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	8,180	5,133
5.636% due 01/26/2036	15,939	9,095

CC Mortgage Funding Corp.
0.376% due 05/25/2048	4,458	1,509
0.496% due 08/25/2035	714	310

See Accompanying Notes	Semiannual Report	September 30, 2009	183

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chase Mortgage Finance Corp.
5.427% due 03/25/2037	$1,664	$1,165

Citicorp Mortgage Securities, Inc.
5.250% due 06/25/2034	1,060	1,048

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	1,427	1,220
2.850% due 12/25/2035	1,542	1,337
4.098% due 08/25/2035	279	230
4.647% due 08/25/2035	4,696	3,850
4.649% due 03/25/2034	350	327
4.900% due 10/25/2035	628	497
5.674% due 07/25/2046	1,249	856
5.985% due 09/25/2037	8,160	5,072

Commercial Mortgage Pass-Through Certificates
4.630% due 05/10/2043	10,161	10,218

Countrywide Alternative Loan Trust
0.326% due 09/20/2046	74	73
0.396% due 05/20/2046	133	117
0.406% due 02/25/2047	392	193
0.426% due 02/20/2047	8,340	3,959
0.426% due 05/25/2047	6,839	3,075
0.436% due 09/25/2046	3,250	1,619
0.441% due 12/20/2046	5,911	2,904
0.456% due 07/20/2046	4,301	1,811
0.456% due 07/25/2046	678	338
0.576% due 11/20/2035	1,832	991
1.901% due 12/25/2035	2,268	1,204
1.901% due 02/25/2036	806	421
5.500% due 08/25/2035	1,291	1,234
5.883% due 02/25/2037	3,759	2,383
6.000% due 04/25/2037	587	392
6.250% due 12/25/2033	35	34

Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	589	313
0.536% due 04/25/2035	115	60
0.566% due 03/25/2035	882	400
0.586% due 06/25/2035	12,001	8,177
3.750% due 07/19/2031	5	5
4.616% due 11/19/2033	433	419
6.073% due 09/25/2047	808	514
6.500% due 01/25/2034	25	18

Credit Suisse Mortgage Capital Certificates
5.912% due 06/15/2039	600	475

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	148	125
2.799% due 05/25/2032	3	3
4.625% due 10/25/2034	1,493	1,431

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	509	479
0.326% due 02/25/2037	655	624
0.336% due 08/25/2037	1,671	1,562

First Horizon Alternative Mortgage Securities
5.500% due 03/25/2035	774	728

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	1,665	1,380

First Republic Mortgage Loan Trust
0.543% due 08/15/2032	6,875	6,027
0.593% due 11/15/2031	540	452
0.726% due 06/25/2030	461	424

First Union National Bank Commercial Mortgage
6.223% due 12/12/2033	2,000	2,099

First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	6,575	6,757

GE Capital Commercial Mortgage Corp.
4.229% due 12/10/2037	183	185
6.496% due 01/15/2033	1,842	1,912

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	$4,541	$3,596
0.466% due 06/25/2045	656	335
0.476% due 06/25/2045	299	151
0.516% due 11/25/2045	743	390

Greenwich Capital Acceptance, Inc.
5.111% due 06/25/2024	9	9

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	2,900	2,577

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	5,939	5,469

GSR Mortgage Loan Trust
4.116% due 09/25/2035	9,856	9,129
4.827% due 04/25/2036	702	540
5.167% due 01/25/2036	1,801	1,324
6.000% due 03/25/2032	1	1

GSRPM Mortgage Loan Trust
0.646% due 11/25/2031	1,246	1,119
0.946% due 01/25/2032	281	187

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	90	85
0.376% due 04/19/2038	2,119	980
0.426% due 07/19/2046	3,551	1,669
0.436% due 07/21/2036	725	345
0.446% due 09/19/2046	987	468
0.466% due 05/19/2035	2,714	1,445
0.486% due 03/19/2036	7,230	3,401
0.616% due 02/19/2034	553	444
5.833% due 08/19/2036	628	405

Impac CMB Trust
1.146% due 10/25/2033	70	57

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	1,003	733

Indymac ARM Trust
4.000% due 01/25/2032	6	4
4.196% due 01/25/2032	3	2

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	1,513	694

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	1,873	1,699
0.436% due 09/25/2046	2,695	1,220
0.446% due 06/25/2047	1,468	697
0.456% due 05/25/2046	467	223
0.486% due 07/25/2035	429	230
4.944% due 12/25/2034	88	53

JPMorgan Mortgage Trust
5.012% due 02/25/2035	2,273	2,178

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	239	213

Luminent Mortgage Trust
0.416% due 12/25/2036	2,023	989
0.426% due 12/25/2036	965	453
0.446% due 10/25/2046	712	327

MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	1,267	610

MASTR Alternative Loans Trust
5.000% due 04/25/2019	630	598

MASTR Asset Securitization Trust
5.500% due 09/25/2033	1,130	1,115

MASTR Seasoned Securities Trust
6.210% due 09/25/2017	350	345

Mellon Residential Funding Corp.
0.593% due 11/15/2031	385	289
0.683% due 12/15/2030	4,619	3,957
2.610% due 10/20/2029	3,121	3,015

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	$500	$404

Merrill Lynch Floating Trust
0.313% due 06/15/2022	2,217	1,701

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	10,393	5,982
4.910% due 12/25/2032	29	27

Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037	1,722	1,143

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	5,213	3,692
1.246% due 10/25/2035	76	67
4.250% due 10/25/2035	6,219	5,408

Morgan Stanley Capital I
0.304% due 10/15/2020	5,796	4,442

Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	1,700	1,728

Morgan Stanley Mortgage Loan Trust
0.466% due 02/25/2047	970	211
5.362% due 06/25/2036	485	438

Residential Accredit Loans, Inc.
0.426% due 06/25/2046	2,358	1,116
0.456% due 04/25/2046	399	188
0.496% due 08/25/2037	1,104	519
0.546% due 08/25/2035	1,971	1,056
2.261% due 09/25/2045	1,262	686

Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	280	274

Residential Asset Securitization Trust
5.750% due 02/25/2036	401	246

Residential Funding Mortgage Securities I
6.500% due 03/25/2032	127	128

Sequoia Mortgage Trust
0.596% due 07/20/2033	3,496	2,942
0.626% due 10/20/2027	1,844	1,540
3.781% due 04/20/2035	1,146	1,022
4.316% due 01/20/2047	613	461

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	126	61
3.750% due 02/25/2034	236	195
5.394% due 08/25/2035	1,539	1,099

Structured Asset Mortgage Investments, Inc.
0.346% due 09/25/2047	749	696
0.376% due 03/25/2037	1,803	834
0.436% due 07/25/2046	4,429	2,103
0.466% due 05/25/2036	11,516	5,384
0.466% due 05/25/2046	1,530	764
0.476% due 05/25/2045	955	509
0.496% due 07/19/2035	10,654	8,054
0.526% due 02/25/2036	61	34
0.596% due 03/19/2034	870	564
0.826% due 07/19/2034	57	42
0.906% due 09/19/2032	80	59

Structured Asset Securities Corp.
0.296% due 05/25/2036	234	221
3.535% due 01/25/2032	16	15
3.580% due 07/25/2032	183	152
3.832% due 10/25/2035	927	565
4.565% due 02/25/2032	273	245

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	1	1
0.356% due 01/25/2037	1,669	1,529

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	208	199
0.356% due 11/25/2046	5,883	5,566
0.376% due 06/25/2037	196	179

184	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	$18,724	$13,986

WaMu Mortgage Pass-Through Certificates
0.506% due 11/25/2045	259	156
0.516% due 12/25/2045	485	285
0.536% due 10/25/2045	1,041	563
0.556% due 01/25/2045	417	263
0.886% due 12/25/2027	2,974	2,235
1.631% due 01/25/2047	917	431
1.641% due 01/25/2047	1,965	780
1.661% due 04/25/2047	2,866	1,378
1.711% due 12/25/2046	3,585	1,707
1.721% due 12/25/2046	1,820	729
1.751% due 02/25/2047	4,725	2,468
1.751% due 03/25/2047	4,077	1,861
1.901% due 02/25/2046	4,613	2,366
1.901% due 08/25/2046	26,987	14,117
2.101% due 11/25/2042	848	526
2.301% due 06/25/2042	1,144	883
2.301% due 08/25/2042	1,140	783
2.401% due 11/25/2046	371	251
2.723% due 02/27/2034	204	189
2.833% due 09/25/2033	6,560	6,086
2.849% due 01/25/2047	514	266
2.881% due 09/25/2033	2,325	2,164
3.099% due 07/25/2046	512	299
3.099% due 08/25/2046	12,812	7,320
3.099% due 09/25/2046	923	481
3.099% due 12/25/2046	2,078	1,094
5.281% due 01/25/2037	1,317	872
5.392% due 02/25/2037	4,875	3,141
5.456% due 04/25/2037	931	568
5.564% due 12/25/2036	2,847	1,834
5.565% due 12/25/2036	840	593
5.635% due 05/25/2037	2,090	1,387
5.678% due 02/25/2037	2,509	1,605
5.834% due 02/25/2037	2,804	1,894
5.922% due 09/25/2036	1,497	1,126

Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	938	469

Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031	3	3
4.665% due 02/25/2033	143	131

Wells Fargo Mortgage-Backed Securities Trust
3.299% due 12/25/2034	5,554	5,358
5.592% due 07/25/2036	1,837	1,376

Total Mortgage-Backed Securities (Cost $492,125)		381,176

ASSET-BACKED SECURITIES 6.1%

Aames Mortgage Investment Trust
0.396% due 08/25/2035	60	54

Accredited Mortgage Loan Trust
0.296% due 02/25/2037	475	455

ACE Securities Corp.
0.296% due 12/25/2036	619	503
0.306% due 10/25/2036	69	46
0.336% due 06/25/2037	1,100	900

Ally Auto Receivables Trust
0.396% due 09/15/2010	15,100	14,975

AmeriCredit Automobile Receivables Trust
4.254% due 06/06/2012	27,234	27,703

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	63	39
0.946% due 10/25/2031	447	309
0.946% due 08/25/2032	432	251

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Amresco Residential Securities Mortgage Loan Trust
1.186% due 06/25/2029	$99	$58

Asset-Backed Funding Certificates
0.306% due 11/25/2036	1,754	1,715
0.306% due 01/25/2037	3,141	2,783
0.596% due 06/25/2034	1,025	672

Asset-Backed Securities Corp. Home Equity
0.326% due 05/25/2037	676	562
0.521% due 09/25/2034	445	315

BA Credit Card Trust
0.443% due 01/15/2013	2,400	2,391
0.823% due 04/15/2013	1,000	999

Bank of America Auto Trust
1.700% due 12/15/2011	7,700	7,724

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036	457	422
0.316% due 12/25/2036	633	571
0.326% due 10/25/2036	213	193
0.576% due 01/25/2036	52	49
0.646% due 10/27/2032	207	139
0.696% due 03/25/2043	441	408
0.746% due 11/25/2042	98	78
0.906% due 10/25/2032	1,119	892
1.246% due 10/25/2037	4,221	2,644

Brazos Student Finance Corp.
1.114% due 06/01/2023	248	247

Capital Auto Receivables Asset Trust
0.643% due 02/18/2014	2,000	1,974
1.163% due 03/15/2011	7,660	7,673
1.693% due 10/15/2012	3,400	3,413

Carrington Mortgage Loan Trust
0.296% due 01/25/2037	7,085	6,759
0.566% due 10/25/2035	1,135	1,024

Cendant Mortgage Corp.
5.977% due 07/25/2043	27	27

Chase Funding Mortgage Loan Asset-Backed Certificates
0.886% due 08/25/2032	64	50

Chase Issuance Trust
0.646% due 09/17/2012	10,500	10,498
0.693% due 01/15/2012	14,000	14,009
0.694% due 09/17/2012	43,600	43,600
4.230% due 01/15/2013	3,000	3,069

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	2,000	2,014

CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	36	25

Citigroup Mortgage Loan Trust, Inc.
0.286% due 12/25/2036	840	703
0.306% due 07/25/2045	1,698	1,137
0.356% due 08/25/2036	702	582
0.356% due 03/25/2037	337	254

Contimortgage Home Equity Trust
0.923% due 03/15/2027	3	2

Countrywide Asset-Backed Certificates
0.296% due 03/25/2037	1,661	1,645
0.296% due 05/25/2037	8,998	8,739
0.296% due 07/25/2037	1,677	1,564
0.296% due 03/25/2047	77	76
0.296% due 05/25/2047	775	735
0.296% due 06/25/2047	375	355
0.306% due 03/25/2037	140	138
0.316% due 06/25/2047	918	884
0.326% due 06/25/2037	3,841	3,629
0.326% due 10/25/2047	738	666
0.346% due 08/25/2037	11,400	6,711
0.346% due 09/25/2037	781	722

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.346% due 09/25/2047	$1,200	$1,111
0.356% due 10/25/2046	543	525
0.406% due 02/25/2036	195	187
0.426% due 09/25/2036	1,846	1,372
0.436% due 06/25/2036	1,173	859
0.726% due 12/25/2031	62	32
0.986% due 05/25/2032	239	158
1.106% due 05/25/2033	32	19

Countrywide Home Equity Loan Trust
0.383% due 01/15/2037	118	87

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	544	395
0.336% due 12/25/2037	345	335
0.366% due 07/25/2037	284	207

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	3	2

Daimler Chrysler Auto Trust
1.184% due 07/08/2011	1,749	1,752

Delta Funding Home Equity Loan Trust
1.063% due 09/15/2029	34	18

EMC Mortgage Loan Trust
0.616% due 05/25/2040	142	99

Equity One Asset-Backed Securities, Inc.
0.546% due 04/25/2034	627	288
0.806% due 11/25/2032	890	568

First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	584	557
0.316% due 12/25/2037	232	223
0.616% due 12/25/2034	79	64

First NLC Trust
0.316% due 08/25/2037	856	631

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	49,600	49,617
0.796% due 07/15/2010	53,384	53,432
0.988% due 06/15/2010	28,085	28,115
1.143% due 01/15/2011	3,910	3,916
1.210% due 01/15/2012	5,900	5,915
1.443% due 12/15/2010	698	699
1.663% due 06/15/2012	48,750	49,245

Franklin Auto Trust
1.246% due 10/20/2011	25,997	26,052

Fremont Home Loan Trust
0.296% due 10/25/2036	423	314
0.306% due 01/25/2037	991	647

Greenpoint Home Equity Loan Trust
0.603% due 01/15/2030	499	203

GSAMP Trust
0.316% due 09/25/2036	31	30
0.316% due 10/25/2036	62	51
0.316% due 12/25/2036	1,707	1,030
0.346% due 01/25/2047	738	701
0.536% due 03/25/2034	136	135

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	123	121
0.536% due 01/20/2034	1,678	1,420

Home Equity Asset Trust
0.306% due 05/25/2037	635	583
1.166% due 02/25/2033	1	0

HSBC Asset Loan Obligation
0.306% due 12/25/2036	1,237	1,011

HSI Asset Securitization Corp. Trust
0.306% due 05/25/2037	170	158

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	380	371
0.326% due 07/25/2037	594	574
0.376% due 04/25/2047	440	401

See Accompanying Notes	Semiannual Report	September 30, 2009	185

Schedule of Investments  Short-Term Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Irwin Home Equity Corp.
0.786% due 07/25/2032	$258	$138

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	472	453
0.296% due 08/25/2036	113	111
0.296% due 10/25/2036	1,625	1,484
0.306% due 03/25/2047	574	395
0.326% due 03/25/2037	751	619
0.333% due 11/25/2036	139	135

Lehman ABS Mortgage Loan Trust
0.336% due 06/25/2037	871	578

Lehman XS Trust
0.326% due 11/25/2046	1,372	1,206
0.366% due 11/25/2036	116	115
0.396% due 04/25/2037	3,748	2,808

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	159	153
0.306% due 10/25/2036	4	4
0.426% due 08/25/2035	11	11
0.526% due 10/25/2034	359	274
0.946% due 03/25/2032	84	56

MASTR Asset-Backed Securities Trust
0.296% due 11/25/2036	501	388
0.296% due 01/25/2037	547	176
0.306% due 11/25/2036	545	521
0.326% due 05/25/2037	610	543

Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/2037	1,260	1,173

Merrill Lynch Mortgage Investors, Inc.
0.316% due 07/25/2037	47	45
0.326% due 09/25/2037	8	4
0.366% due 02/25/2037	1,068	662

Morgan Stanley ABS Capital I
0.286% due 09/25/2036	9	9
0.286% due 10/25/2036	840	821
0.286% due 01/25/2037	950	877
0.296% due 10/25/2036	586	560
0.296% due 11/25/2036	1,231	1,199
0.306% due 05/25/2037	3,080	2,483
0.346% due 09/25/2036	125	99
1.046% due 07/25/2037	1,420	1,163

Morgan Stanley Home Equity Loan Trust
0.296% due 12/25/2036	685	639

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	288	279

Nationstar Home Equity Loan Trust
0.306% due 03/25/2037	345	328

New Century Home Equity Loan Trust
0.426% due 05/25/2036	1,198	753
0.506% due 06/25/2035	82	64

Option One Mortgage Loan Trust
0.296% due 01/25/2037	502	493
0.306% due 07/25/2037	774	689
0.786% due 06/25/2032	49	32
0.786% due 08/25/2032	248	168

Park Place Securities, Inc.
0.506% due 09/25/2035	617	395

Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047	1,701	1,493

Renaissance Home Equity Loan Trust
0.606% due 11/25/2034	406	264
0.686% due 08/25/2033	1,311	772
0.746% due 12/25/2033	688	445

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036	3	3
0.346% due 08/25/2046	181	176
0.806% due 06/25/2032	9	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.306% due 01/25/2037		$416	$389
0.316% due 11/25/2036		280	278
0.316% due 02/25/2037		519	490
0.356% due 04/25/2037		899	785
0.746% due 07/25/2032		135	64

SACO I, Inc.
0.306% due 05/25/2036		384	227

Salomon Brothers Mortgage Securities VII, Inc.
0.546% due 03/25/2032		218	205

Saxon Asset Securities Trust
0.306% due 10/25/2046		115	113

SBI HELOC Trust
0.416% due 08/25/2036		407	356

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037		430	378
0.296% due 09/25/2036		133	130
0.376% due 05/25/2037		500	347

SLC Student Loan Trust
0.420% due 02/15/2015		1,597	1,597

SLM Student Loan Trust
0.484% due 04/25/2014		2,585	2,584
0.494% due 10/27/2014		2,631	2,628
0.494% due 10/25/2016		99	99
0.494% due 07/25/2017		543	542
0.504% due 07/25/2017		2,300	2,276
2.004% due 04/25/2023		49,899	51,649

Soundview Home Equity Loan Trust
0.326% due 06/25/2037		1,202	907

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		18	18
0.306% due 01/25/2038		759	537
0.926% due 01/25/2034		90	51

Structured Asset Investment Loan Trust
0.296% due 07/25/2036		254	243

Structured Asset Securities Corp.
0.296% due 10/25/2036		3,751	3,514
0.326% due 01/25/2037		507	465
0.346% due 01/25/2037		859	527
0.536% due 01/25/2033		1,690	1,015
4.900% due 04/25/2035		3,264	2,175

Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		96	90

WaMu Asset-Backed Certificates
0.296% due 01/25/2037		930	647

Washington Mutual Asset-Backed Certificates
0.306% due 10/25/2036		418	292

Wells Fargo Home Equity Trust
0.346% due 03/25/2037		254	250
0.486% due 10/25/2035		1,765	1,710

Total Asset-Backed Securities (Cost $548,418)			528,843

SOVEREIGN ISSUES 0.4%

Kommunalbanken AS
3.375% due 11/15/2011		33,300	34,431

Total Sovereign Issues (Cost $34,191)			34,431

FOREIGN CURRENCY-DENOMINATED ISSUES 2.8%

Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	2,300	3,333

Autoroutes du Sud de la France
5.625% due 07/04/2022		1,300	1,932

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BTM Curacao Holdings NV
1.320% due 11/29/2049	JPY	200,000	$2,161

Citigroup, Inc.
0.903% due 06/28/2013	EUR	1,300	1,763
6.400% due 03/27/2013		1,000	1,562

DLR Kredit A/S
4.000% due 01/01/2010	DKK	100,000	19,742
5.000% due 01/01/2010	EUR	34,000	50,241

Mizuho Bank Ltd.
1.432% due 12/31/2049	JPY	800,000	8,907

Morgan Stanley
3.768% due 08/08/2012	AUD	15,900	13,377

New York Life Funding
2.375% due 12/11/2009	CHF	600	581

Nykredit Realkredit A/S
4.000% due 01/01/2010	DKK	123,000	24,306
5.000% due 01/01/2010	EUR	68,500	101,135

SLM Corp.
3.930% due 08/25/2010 (m)	CAD	3,000	2,547

Sumitomo Mitsui Banking Corp.
1.239% due 11/26/2049	JPY	200,000	2,225
1.269% due 06/29/2049		700,000	7,462

Total Foreign Currency-Denominated Issues (Cost $232,282)			241,274

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%

Wells Fargo & Co.
7.500% due 12/31/2049		10,000	8,930

Total Convertible Preferred Securities (Cost $3,950)			8,930

PREFERRED STOCKS 0.1%

DG Funding Trust
0.652% due 12/31/2049		328	2,800

Total Preferred Stocks (Cost $3,489)			2,800

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 5.2%

CERTIFICATES OF DEPOSIT 0.4%

Bank of Ireland
0.286% due 02/26/2010		$1,200	1,187

Calyon Financial, Inc.
0.318% due 06/29/2010		400	400

Governor & Co. of the Bank of Ireland
0.549% due 01/15/2010		31,900	31,669

			33,256

COMMERCIAL PAPER 0.0%

Federal Home Loan Bank
0.120% due 11/18/2009		100	100

REPURCHASE AGREEMENTS 0.3%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009		23,000	23,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $23,471. Repurchase proceeds are $23,000.)

186	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$5,590	$5,590
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $5,704. Repurchase proceeds are $5,590.)

		28,590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.192% due 02/25/2010 - 03/25/2010 (c)(f)(g)	$8,180	$8,173

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 4.4%
	38,497,405	385,475

Total Short-Term Instruments (Cost $455,803)		455,594

MARKET VALUE (000S)
PURCHASED OPTIONS (k) 0.1%
(Cost $5,101)	$8,600

Total Investments 100.9% (Cost $8,801,341)	$8,757,684

Written Options (l) (0.0%) (Premiums $13,781)	(2,413)

Other Assets and Liabilities (Net) (0.9%)	(75,899)

Net Assets 100.0%	$8,679,372

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,397 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $560 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $343,646 at a weighted average interest rate of 0.272%. On September 30, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $1,215 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2010	600	$497

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BCLY	1.000%	12/20/2010	0.689%	$35,200	$144	$184	$(40)
Brazil Government International Bond	DUB	1.000%	12/20/2010	0.689%	25,200	103	128	(25)
Enbridge Energy Partners LP	MLP	0.280%	06/20/2012	1.399%	3,800	(112)	0	(112)
Energy Transfer Partners LP	BOA	0.330%	06/20/2012	1.471%	3,800	(114)	0	(114)
General Electric Capital Corp.	BCLY	5.000%	06/20/2010	1.424%	3,000	82	(165)	247
General Electric Capital Corp.	BCLY	5.000%	06/20/2011	1.680%	5,000	288	(375)	663
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%	19,900	1,660	377	1,283
General Electric Capital Corp.	CITI	1.100%	06/20/2010	1.471%	7,000	(17)	0	(17)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	1.471%	1,300	(4)	0	(4)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	1,300	(7)	0	(7)
General Electric Capital Corp.	DUB	5.000%	09/20/2014	1.978%	2,600	353	101	252
General Electric Capital Corp.	MSC	5.000%	06/20/2010	1.424%	2,200	60	(77)	137
General Electric Capital Corp.	MSC	5.000%	06/20/2011	1.680%	8,100	467	(486)	953
Goldman Sachs Group, Inc.	JPM	0.850%	09/20/2012	1.003%	7,600	(32)	0	(32)
Kinder Morgan Energy Partners LP	MLP	0.290%	06/20/2012	1.246%	3,800	(96)	0	(96)
Mexico Government International Bond	BCLY	1.000%	12/20/2010	1.019%	24,800	1	(6)	7
Mexico Government International Bond	DUB	1.000%	12/20/2010	1.019%	23,600	1	0	1
Morgan Stanley	BOA	0.870%	09/20/2012	1.331%	2,800	(36)	0	(36)
Morgan Stanley	JPM	0.800%	09/20/2012	1.331%	10,000	(149)	0	(149)
Plains All American Pipeline LP	BOA	0.320%	06/20/2012	1.085%	3,800	(77)	0	(77)
Republic of Korea Government Bond	JPM	0.770%	12/20/2010	0.701%	10,800	11	0	11
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	2,400	(126)	(246)	120
Valero Energy Corp.	BOA	0.320%	06/20/2012	2.046%	3,800	(170)	0	(170)
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%	1,000	9	(25)	34

						$2,239	$(590)	$2,829

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default

See Accompanying Notes	Semiannual Report	September 30, 2009	187

Schedule of Investments  Short-Term Fund  (Cont.)

for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	GSC	BRL	128,300	$(32)	$(11)	$(21)
Pay	1-Year BRL-CDI	11.360%	01/02/2012	MLP		22,000	(7)	(4)	(3)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2012	UBS	AUD	141,300	(1,799)	(598)	(1,201)

							$(1,838)	$(613)	$(1,225)

(k)	Purchased options outstanding on September 30, 2009:

Foreign Currency Options
Description	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Call - OTC USD versus JPY	JPY	105.200	03/31/2010	USD	5,000	$211	$7
Put - OTC USD versus JPY		105.200	03/31/2010		5,000	211	874
Call - OTC USD versus JPY		105.400	03/31/2010		13,000	546	16
Put - OTC USD versus JPY		105.400	03/31/2010		13,000	545	2,300
Call - OTC EUR versus JPY		148.300	05/20/2010	EUR	8,100	464	71
Put - OTC EUR versus JPY		148.300	05/20/2010		8,100	464	1,626
Call - OTC EUR versus USD		$1.375	05/21/2010		9,000	443	993
Put - OTC EUR versus USD		1.375	05/21/2010		9,000	443	206
Call - OTC EUR versus USD		1.372	06/03/2010		6,800	331	774
Put - OTC EUR versus USD		1.372	06/03/2010		6,800	331	159
Call - OTC EUR versus USD		1.375	06/03/2010		11,600	556	1,294
Put - OTC EUR versus USD		1.375	06/03/2010		11,600	556	280

						$5,101	$8,600

(l)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 1-Year Mid-Curve Eurodollar December Futures	$97.500	12/11/2009	1,374	$320	$266

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$92,000	$886	$124
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	21,000	118	39
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	94,000	820	51
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	237,000	2,740	320
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	15,000	147	24
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	76,000	566	103
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	90,000	970	387
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	9,900	72	18
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	4,000	41	5
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	14,000	146	22
Put - OTC 7-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	136,000	1,621	184
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,100	26	9
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	111,000	719	347
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	87,000	477	118
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	13,400	85	25
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	8,000	51	25
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	434,500	3,808	237
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,300	56	34
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,200	112	75

							$13,461	$2,147

188	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	0	$20,000	$142
Sales	5,392	2,520,400	20,123
Closing Buys	(1,580)	(1,029,000)	(5,445)
Expirations	(1,252)	(45,000)	(430)
Exercised	(1,186)	0	(609)

Balance at 09/30/2009	1,374	$1,466,400	$13,781

(m)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	3.930%	08/25/2010	09/29/2009	$2,653	$2,547	0.03%

(n)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$141,700	$147,106	$147,744
Fannie Mae	6.000%	10/01/2039	79,200	83,295	83,544
Fannie Mae	6.000%	11/01/2039	110,300	115,763	116,005

				$346,164	$347,293

(o)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	12,704	10/2009	JPM	$0	$(124)	$(124)
Sell		12,704	10/2009	RBS	0	(642)	(642)
Sell	CAD	2,892	10/2009	RBS	8	0	8
Sell	CHF	605	10/2009	RBC	0	(24)	(24)
Sell		605	12/2009	HSBC	3	0	3
Buy	CLP	267,804	11/2009	BCLY	28	0	28
Buy		63,745	11/2009	CITI	6	0	6
Buy	CNY	20,771	03/2010	BCLY	0	(27)	(27)
Buy		37,962	03/2010	DUB	0	(69)	(69)
Buy		15,207	06/2010	BCLY	0	(12)	(12)
Buy		6,373	06/2010	CITI	0	(4)	(4)
Buy		2,738	06/2010	DUB	0	(3)	(3)
Buy		19,797	06/2010	HSBC	0	(16)	(16)
Sell	DKK	3,070	10/2009	BNP	0	(17)	(17)
Sell		16,490	10/2009	MSC	0	(163)	(163)
Sell		425	10/2009	RBS	0	(2)	(2)
Buy		16,490	10/2009	UBS	119	0	119
Sell		3,495	12/2009	HSBC	0	0	0
Sell		210,224	01/2010	RBS	0	(1,025)	(1,025)
Sell		16,490	01/2010	UBS	0	(119)	(119)
Buy	EUR	4,160	10/2009	BCLY	128	0	128
Buy		4,975	10/2009	BNP	156	0	156
Sell		4,171	10/2009	UBS	34	0	34
Sell		103,302	01/2010	BCLY	0	(339)	(339)
Sell	GBP	5,915	10/2009	BNP	425	0	425
Buy	MXN	343,073	11/2009	DUB	1,237	0	1,237
Buy	SGD	25	11/2009	BCLY	1	0	1
Buy		0	11/2009	BOA	0	0	0
Buy		85	11/2009	DUB	2	0	2
Buy		37	11/2009	RBS	1	0	1
Buy	ZAR	23,786	11/2009	BCLY	700	0	700

					$2,848	$(2,586)	$262

See Accompanying Notes	Semiannual Report	September 30, 2009	189

Schedule of Investments  Short-Term Fund  (Cont.)

(p)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$3,160,575	$2,924	$3,163,499
U.S. Government Agencies	0	3,771,164	1,042	3,772,206
Asset-Backed Securities	0	518,345	10,498	528,843
Short-Term Instruments	385,475	70,119	0	455,594
Other Investments +++	8,930	828,047	565	837,542

Investments, at value	$394,405	$8,348,250	$15,029	$8,757,684

Short Sales, at value	$0	$(347,293)	$0	$(347,293)

Financial Derivative Instruments ++++	$497	$(547)	$0	$(50)

Total	$394,902	$8,000,410	$15,029	$8,410,341

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
Corporate Bonds & Notes	$0	$5	$62	$0	$99	$2,758	$2,924	$99
U.S. Government Agencies	797	(31)	1	0	5	270	1,042	5
Asset-Backed Securities	119	10,475	0	0	(6)	(90)	10,498	(2)
Other Investments +++	0	(97)	2	0	53	607	565	13

Investments, at value	$916	$10,352	$65	$0	$151	$3,545	$15,029	$115

Financial Derivative Instruments ++++	$66	$0	$0	$0	$(66)	$0	$0	$0

Total	$982	$10,352	$65	$0	$85	$3,545	$15,029	$115

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(q)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$8,600	$0	$0	$0	$8,600
Variation margin receivable ^^	497	0	0	0	0	497
Unrealized appreciation on foreign currency contracts	0	2,848	0	0	0	2,848
Unrealized appreciation on swap agreements	0	0	3,708	0	0	3,708

	$497	$11,448	$3,708	$0	$0	$15,653

Liabilities:
Written options outstanding	$2,413	$0	$0	$0	$0	$2,413
Unrealized depreciation on foreign currency contracts	0	2,586	0	0	0	2,586
Unrealized depreciation on swap agreements	1,225	0	879	0	0	2,104

	$3,638	$2,586	$879	$0	$0	$7,103

190	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on futures contracts, written options and swaps	$(26,343)	$0	$(185)	$0	$0	$(26,528)
Net realized (loss) on foreign currency transactions	0	(13,373)	0	0	0	(13,373)

	$(26,343)	$(13,373)	$(185)	$0	$0	$(39,901)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$0	$(1,214)	$0	$0	$0	$(1,214)
Net change in unrealized appreciation on futures contracts, written options and swaps	47,390	0	8,694	0	0	56,084
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	13,256	0	0	0	13,256

	$47,390	$12,042	$8,694	$0	$0	$68,126

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	191

Schedule of Investments  Unconstrained Bond Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%

Daimler Finance North America LLC
4.250% due 08/03/2012	$7,980	$7,692

Total Bank Loan Obligations (Cost $7,439)		7,692

CORPORATE BONDS & NOTES 21.7%

BANKING & FINANCE 10.5%

American Express Bank FSB
6.000% due 09/13/2017	1,600	1,658

American Express Centurion Bank
0.306% due 03/23/2010	600	598
0.394% due 06/12/2012	2,200	2,083
6.000% due 09/13/2017	200	207

American Express Co.
6.150% due 08/28/2017	1,000	1,052
7.000% due 03/19/2018	1,800	1,983

American Express Credit Corp.
0.396% due 10/04/2010	7,555	7,462
1.646% due 05/27/2010	9,014	9,034

American General Finance Corp.
6.900% due 12/15/2017	300	210

American International Group, Inc.
4.950% due 03/20/2012	1,100	990
5.600% due 10/18/2016	1,500	1,103
5.850% due 01/16/2018	300	218
8.175% due 05/15/2058	7,500	4,556
8.250% due 08/15/2018	28,200	24,001

ANZ National International Ltd.
6.200% due 07/19/2013	1,900	2,081

Bank of America Corp.
0.765% due 10/14/2016	1,300	1,057
5.650% due 05/01/2018	6,000	5,934
7.375% due 05/15/2014	9,000	10,028

Bank of America N.A.
0.839% due 06/23/2010	200	200

Barclays Bank PLC
5.450% due 09/12/2012	800	861
6.050% due 12/04/2017	9,800	9,878
7.434% due 09/29/2049	200	178
10.179% due 06/12/2021	1,600	2,107

Barnett Capital III
1.108% due 02/01/2027	700	443

Bear Stearns Cos. LLC
7.250% due 02/01/2018	900	1,029

Block Financial LLC
7.875% due 01/15/2013	2,500	2,713

Capital One Financial Corp.
6.750% due 09/15/2017	100	106
7.375% due 05/23/2014	3,000	3,353

Citigroup Funding, Inc.
1.518% due 05/07/2010	6,000	6,006

Citigroup, Inc.
4.125% due 02/22/2010	175	177
5.300% due 10/17/2012	500	516
5.500% due 04/11/2013	100	102
6.125% due 05/15/2018	5,900	5,819

Credit Suisse New York
6.000% due 02/15/2018	100	105

Ford Motor Credit Co. LLC
7.375% due 10/28/2009	3,700	3,701

General Electric Capital Corp.
0.748% due 01/08/2016	399	340

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goldman Sachs Group, Inc.
0.583% due 06/28/2010	$700	$701
0.651% due 02/06/2012	6,600	6,497
0.959% due 10/07/2011	3,800	3,754
5.350% due 01/15/2016	2,800	2,896
5.750% due 10/01/2016	200	210
5.950% due 01/18/2018	500	520
6.150% due 04/01/2018	5,100	5,374

HSBC Finance Corp.
0.564% due 10/21/2009	100	100
0.674% due 08/09/2011	900	874
0.791% due 06/01/2016	2,100	1,871

Hyatt Hotels Corp.
6.875% due 08/15/2019	7,500	7,710

International Lease Finance Corp.
0.909% due 01/15/2010	900	879
4.875% due 09/01/2010	10,365	9,721
5.750% due 06/15/2011	1,300	1,185

JPMorgan Chase Capital XXII
6.450% due 01/15/2087	506	457

KeyCorp
6.500% due 05/14/2013	1,000	1,025

LeasePlan Corp. NV
3.000% due 05/07/2012	3,000	3,071

Lloyds Banking Group PLC
5.920% due 09/29/2049	2,600	1,495

Macquarie Bank Ltd.
4.100% due 12/17/2013	11,800	12,430

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	2,000	2,112

Merrill Lynch & Co., Inc.
5.000% due 02/03/2014	5,000	5,032
5.000% due 01/15/2015	2,300	2,326
6.875% due 04/25/2018	600	632

Metropolitan Life Global Funding I
0.893% due 09/17/2010	20,200	20,159

Morgan Stanley
6.000% due 04/28/2015	1,900	2,015
6.600% due 04/01/2012	1,000	1,087
7.300% due 05/13/2019	1,000	1,102

National Australia Bank Ltd.
0.914% due 02/08/2010	1,000	1,000

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	6,000	6,351

PSS World Medical, Inc.
5.374% due 05/17/2045	4,600	4,274

RBS Capital Trust III
5.512% due 09/29/2049	300	143

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	6,300	6,399
6.990% due 10/29/2049	2,745	1,429
7.648% due 08/29/2049	900	505
9.118% due 03/31/2049	5,000	4,626

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	5,400	4,757

SLM Corp.
0.734% due 10/25/2011	500	419
4.500% due 07/26/2010	600	583
8.450% due 06/15/2018	100	80

Swedbank AB
3.000% due 12/22/2011	4,000	4,097

UBS AG
1.212% due 06/19/2010	2,400	2,374

UBS Preferred Funding Trust V
6.243% due 05/29/2049	5,500	4,191

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank N.A.
0.629% due 03/15/2016	$900	$803

Wachovia Corp.
0.673% due 08/01/2013	4,000	3,825
5.300% due 10/15/2011	1,000	1,060

WEA Finance LLC
6.750% due 09/02/2019	6,900	6,994

Wells Fargo Bank N.A.
0.650% due 05/16/2016	500	432
4.750% due 02/09/2015	1,000	1,015

		262,481

INDUSTRIALS 8.8%

Aetna, Inc.
6.500% due 09/15/2018	500	542

Alcoa, Inc.
5.870% due 02/23/2022	1,700	1,477

Altria Group, Inc.
9.700% due 11/10/2018	9,100	11,321

American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	3,000	3,281

Avnet, Inc.
6.625% due 09/15/2016	1,600	1,685

Black & Decker Corp.
8.950% due 04/15/2014	4,600	5,412

Boston Scientific Corp.
6.000% due 06/15/2011	100	103

Cardinal Health, Inc.
0.865% due 10/02/2009	300	300

CBS Corp.
8.875% due 05/15/2019	5,000	5,524

Centex Corp.
5.700% due 05/15/2014	1,000	1,020

CIGNA Corp.
8.500% due 05/01/2019	5,900	6,783

CODELCO, Inc.
5.625% due 09/21/2035	3,000	2,899

Con-way, Inc.
7.250% due 01/15/2018	2,500	2,549

CVS Caremark Corp.
0.661% due 06/01/2010	950	951

Daimler Finance North America LLC
5.750% due 09/08/2011	3,200	3,363
8.500% due 01/18/2031	2,000	2,373

Dow Chemical Co.
4.850% due 08/15/2012	31,100	32,368
8.550% due 05/15/2019	5,000	5,630
9.400% due 05/15/2039	2,000	2,470

DR Horton, Inc.
5.625% due 01/15/2016	2,500	2,350

Gaz Capital S.A.
6.212% due 11/22/2016	4,000	3,878

General Motors Corp.
8.800% due 03/01/2021 (a)	300	47

Hewlett-Packard Co.
2.250% due 05/27/2011	2,600	2,650

International Business Machines Corp.
1.082% due 07/28/2011	300	303

KB Home
5.875% due 01/15/2015	1,200	1,137
7.250% due 06/15/2018	1,300	1,274

192	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Kraft Foods, Inc.
5.625% due 11/01/2011	$100	$106

Kroger Co.
6.400% due 08/15/2017	500	554

Macy’s Retail Holdings, Inc.
5.900% due 12/01/2016	7,600	7,003

Masco Corp.
4.800% due 06/15/2015	3,000	2,757
5.850% due 03/15/2017	2,500	2,310
6.125% due 10/03/2016	5,000	4,749

McKesson Corp.
7.500% due 02/15/2019	5,000	5,981

Nabors Industries, Inc.
6.150% due 02/15/2018	2,500	2,510

Newell Rubbermaid, Inc.
10.600% due 04/15/2019	3,400	4,204

Nordstrom, Inc.
6.250% due 01/15/2018	5,000	5,191

Pemex Project Funding Master Trust
5.750% due 03/01/2018	9,700	9,639

Reynolds American, Inc.
0.999% due 06/15/2011	400	394

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	998

RPM International, Inc.
6.500% due 02/15/2018	4,000	3,699

RR Donnelley & Sons Co.
6.125% due 01/15/2017	5,000	4,723

Staples, Inc.
9.750% due 01/15/2014	6,000	7,216

Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	1,980
7.875% due 05/01/2012	2,100	2,189

Talisman Energy, Inc.
7.750% due 06/01/2019	4,000	4,713

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,418

Tennessee Gas Pipeline Co.
8.000% due 02/01/2016	2,500	2,850

Tyco International Finance S.A.
4.125% due 10/15/2014 (b)	9,200	9,168

Volvo Treasury AB
5.950% due 04/01/2015 (b)	25,000	25,011

Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,600

Williams Cos., Inc.
6.375% due 10/01/2010	4,100	4,211

		220,864

UTILITIES 2.4%

British Telecommunications PLC
5.950% due 01/15/2018	800	812

Embarq Corp.
6.738% due 06/01/2013	600	651
7.082% due 06/01/2016	10,300	11,209

Enel Finance International S.A.
3.875% due 10/07/2014 (b)	8,800	8,776

Sempra Energy
6.500% due 06/01/2016	7,000	7,751

Sprint Nextel Corp.
8.375% due 08/15/2017	6,300	6,300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Verizon Wireless Capital LLC
3.750% due 05/20/2011	$25,100	$25,911

		61,410

Total Corporate Bonds & Notes (Cost $491,782)		544,755

MUNICIPAL BONDS & NOTES 3.6%

Alameda County, California Oakland Unified School District General Obligation Bonds, Series 2009
9.500% due 08/01/2034	13,100	13,407

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	2,100	2,117

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	3,600	3,958
7.550% due 04/01/2039	15,400	17,138

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	1,400	1,517

Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2032	500	512

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	10,000	11,206

Cincinnati, Ohio City School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
5.250% due 12/01/2018	3,680	4,361

Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,543

Colorado State Health Facilities Authority Revenue Bonds, (FSA Insured), Series 2006
5.000% due 09/01/2036	200	210

Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2000
6.125% due 11/01/2035	1,080	1,080

Florida State Turnpike Authority Revenue Bonds, Series 2009
6.800% due 07/01/2039	5,000	5,261

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	900	779

Illinois State Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
6.995% due 01/01/2019	350	311

Massachusetts State Bay Transportation Authority Revenue Bonds, Series 2004
4.191% due 07/01/2020	450	399

Miami-Dade County, Florida Revenue Bonds, (FSA Insured), Series 2008
5.000% due 10/01/2041	300	305

New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,687
5.750% due 06/01/2043	4,600	4,046

New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.869% due 06/15/2031	100	124

Ohio State Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	175	172

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2008
5.000% due 07/01/2038	$200	$209

San Diego County, California Water Authority Certificates of Participation Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2028	2,200	2,287

San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 05/01/2032	100	101

Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,759

Seattle, Washington General Obligation Bonds, Series 2007
5.000% due 10/01/2019	1,000	1,164

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	4,000	4,170

Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
9.834% due 02/15/2031	100	124

Texas State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
9.837% due 02/01/2027	100	124
9.936% due 10/01/2031	170	214

Total Municipal Bonds & Notes (Cost $81,329)		90,285

U.S. GOVERNMENT AGENCIES 17.1%

Fannie Mae
0.306% due 12/25/2036	592	559
0.346% due 01/25/2021	122	120
0.376% due 03/25/2036	357	315
0.446% due 10/27/2037	400	378
0.596% due 09/25/2042	128	119
1.146% due 04/25/2032	10	10
1.625% due 11/25/2023	157	156
2.251% due 03/01/2044 - 09/01/2044	894	895
3.440% due 11/01/2034	646	656
3.500% due 05/01/2039 - 11/01/2039	19,929	19,324
3.851% due 09/01/2031	12	13
4.000% due 04/01/2024 - 06/01/2024	24,774	25,241
4.351% due 05/01/2035	795	826
4.500% due 02/01/2039 - 10/01/2039	147,000	148,885
5.000% due 07/25/2019 - 10/01/2039	1,000	1,033
5.083% due 06/01/2035	608	634
5.466% due 12/01/2035	35	36
5.500% due 05/01/2021 - 10/01/2039	55,388	58,376
5.500% due 12/01/2037 - 09/01/2038 (i)	25,200	26,414
6.000% due 03/01/2023 - 10/01/2039	50,967	53,869
6.000% due 10/01/2038 (i)	10,646	11,245
6.500% due 08/01/2029 - 12/01/2038	1,974	2,115

Federal Housing Administration
7.430% due 07/01/2018 - 02/01/2023	49	49

Freddie Mac
0.343% due 02/01/2011 (f)	741	740
0.389% due 05/04/2011 (f)	189	189

See Accompanying Notes	Semiannual Report	September 30, 2009	193

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.443% due 10/15/2020	$52	$51
0.493% due 01/14/2011 (f)	453	453
0.657% due 04/01/2011 (f)	321	322
1.200% due 10/15/2020	5	5
2.251% due 10/25/2044	45	44
2.451% due 07/25/2044	700	687
4.500% due 10/15/2019	26	27
5.000% due 04/15/2018	83	86
6.500% due 10/25/2043	197	213

Ginnie Mae
3.500% due 11/01/2039	7,000	6,636
5.000% due 10/01/2039	2,091	2,164
5.500% due 06/20/2035 - 10/01/2039	5,108	5,367
6.000% due 12/15/2028 - 04/15/2039	26,872	28,420
6.500% due 08/15/2036 - 10/01/2039	10,366	11,017

Overseas Private Investment Corp.
0.000% due 09/20/2013	8,852	8,911

Residual Funding Strip
0.000% due 10/15/2019	12,600	8,422

Tennessee Valley Authority
5.250% due 09/15/2039	5,000	5,298

Total U.S. Government Agencies (Cost $423,825)		430,320

U.S. TREASURY OBLIGATIONS 25.5%

Treasury Inflation Protected Securities (d)
1.375% due 07/15/2018 (d)	10,886	10,791
1.625% due 01/15/2018 (d)	10,588	10,704
1.875% due 07/15/2019 (d)	10,994	11,331
2.125% due 01/15/2019 (d)	13,943	14,653
2.500% due 01/15/2029 (d)	32,400	34,911

U.S. Treasury Bonds
4.250% due 05/15/2039	1,460	1,511
4.500% due 08/15/2039	135,400	146,063
7.250% due 08/15/2022 (f)	100	135
7.875% due 02/15/2021	14,200	19,809
8.125% due 05/15/2021	100	142

U.S. Treasury Notes
0.875% due 03/31/2011	47,900	48,084
0.875% due 04/30/2011	71,900	72,130
2.375% due 08/31/2014	8,400	8,436
2.375% due 09/30/2014	50,600	50,758
2.625% due 06/30/2014	300	306
2.625% due 07/31/2014	10,900	11,087
3.000% due 08/31/2016	48,600	48,919
3.000% due 09/30/2016	10,000	10,045
3.250% due 07/31/2016 (f)	107,000	109,566
3.500% due 02/15/2018	1,000	1,022
3.625% due 08/15/2019	7,800	8,011
3.875% due 05/15/2018	200	210
4.250% due 11/15/2017	20,100	21,670

Total U.S. Treasury Obligations (Cost $629,811)		640,294

MORTGAGE-BACKED SECURITIES 3.6%

American Home Mortgage Assets
0.456% due 10/25/2046	272	123

American Home Mortgage Investment Trust
4.390% due 02/25/2045	3,302	2,664
5.660% due 09/25/2045	1,889	1,194

Banc of America Commercial Mortgage, Inc.
5.421% due 04/10/2049	714	727

Banc of America Mortgage Securities, Inc.
4.369% due 01/25/2035	1,180	1,071

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BCRR Trust
5.999% due 08/17/2045	$6,890	$6,093

Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	76	67
2.490% due 08/25/2035	204	179
2.900% due 03/25/2035	337	301
4.153% due 05/25/2034	23	21
4.217% due 04/25/2034	551	480
4.342% due 11/25/2034	31	29
4.550% due 08/25/2035	145	127
5.440% due 05/25/2047	90	59

Bear Stearns Alt-A Trust
0.446% due 02/25/2034	284	80
4.466% due 08/25/2036	49	22
5.490% due 09/25/2035	1,865	1,183
5.654% due 11/25/2036	6,989	4,222
5.667% due 11/25/2036	2,972	1,785
5.718% due 01/25/2036	5,203	3,228

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	74	43

Chase Mortgage Finance Corp.
4.369% due 02/25/2037	223	207
4.601% due 02/25/2037	1,932	1,835
4.728% due 02/25/2037	1,219	1,119

Chaseflex Trust
0.706% due 07/25/2037	1,237	600

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	116	95
4.748% due 08/25/2035	94	81
5.607% due 11/25/2036	3,004	1,765
5.985% due 09/25/2037	363	226

Countrywide Alternative Loan Trust
0.326% due 09/20/2046	96	95
0.396% due 05/20/2046	50	44
0.406% due 02/25/2047	719	354
0.426% due 02/20/2047	951	452
0.426% due 05/25/2047	10,597	4,764
0.436% due 11/25/2046	522	262
0.441% due 12/20/2046	6,409	3,149
0.456% due 03/20/2046	3,366	1,670
0.526% due 12/25/2035	784	420
0.526% due 02/25/2037	802	416
1.901% due 02/25/2036	40	21
5.239% due 06/25/2037	8,927	4,426
5.500% due 03/25/2036	226	179
6.500% due 06/25/2036	369	229

Countrywide Home Loan Mortgage Pass-Through Trust
0.566% due 03/25/2035	308	158
0.626% due 09/25/2034	22	13
3.981% due 08/25/2034	117	84
4.004% due 08/25/2034	9	6
4.654% due 11/25/2034	30	22
5.250% due 02/20/2036	2,228	1,263
5.765% due 09/20/2036	588	342

Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	1,290	1,117

CS First Boston Mortgage Securities Corp.
3.877% due 08/25/2033	39	37
6.500% due 04/25/2033	3	3

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.336% due 08/25/2037	1,671	1,562

Downey Savings & Loan Association Mortgage Loan Trust
0.506% due 08/19/2045	77	41
3.059% due 07/19/2044	10	7

First Horizon Alternative Mortgage Securities
5.397% due 09/25/2035	2,084	1,446

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

First Horizon Asset Securities, Inc.
4.129% due 12/25/2033	$16	$14

First Republic Mortgage Loan Trust
0.593% due 11/15/2031	33	27

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	7,829	6,201
0.326% due 01/25/2047	397	317

GSR Mortgage Loan Trust
4.510% due 03/25/2033	15	15
5.472% due 05/25/2047	15,092	10,540

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	54	51
0.436% due 01/19/2038	4,115	2,105
0.466% due 05/19/2035	401	214
0.486% due 03/19/2036	408	192
4.244% due 05/19/2033	32	31

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	14	10

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	99	89
4.039% due 01/25/2036	1,524	909

JPMorgan Mortgage Trust
4.493% due 07/25/2035	239	219
5.005% due 07/25/2035	265	223

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	22	19

MASTR Asset Securitization Trust
5.500% due 09/25/2033	128	126

Mellon Residential Funding Corp.
0.593% due 11/15/2031	168	126
0.683% due 12/15/2030	100	85

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	290	167

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	436	302
4.250% due 10/25/2035	107	93

Morgan Stanley Mortgage Loan Trust
3.995% due 08/25/2034	161	120
5.362% due 06/25/2036	263	237

Residential Accredit Loans, Inc.
0.496% due 02/25/2036	1,009	479
0.546% due 08/25/2035	232	124
5.930% due 01/25/2036	582	318

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	63	31
3.619% due 04/25/2034	22	19
3.750% due 02/25/2034	17	14
5.210% due 09/25/2034	41	36
5.394% due 08/25/2035	96	69

Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036	114	111
0.346% due 09/25/2047	33	30
0.436% due 07/25/2046	274	130
0.466% due 05/25/2036	1,545	722
0.526% due 02/25/2036	306	169
0.596% due 03/19/2034	17	11

Structured Asset Securities Corp.
0.296% due 05/25/2036	13	12
3.832% due 10/25/2035	34	21
5.000% due 12/25/2034	10	10

TBW Mortgage-Backed Pass-Through Certificates
0.346% due 09/25/2036	4	4
0.356% due 01/25/2037	38	34

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	278	266

194	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.356% due 11/25/2046	$1,408	$1,332
0.366% due 09/25/2046	450	431
0.376% due 06/25/2037	65	60

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	199	149
5.308% due 11/15/2048	900	813

WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045	61	36
0.566% due 07/25/2045	44	27
0.786% due 12/25/2027	25	18
1.631% due 01/25/2047	141	66
1.711% due 12/25/2046	744	354
1.751% due 02/25/2047	278	145
1.881% due 06/25/2046	897	471
2.101% due 11/25/2042	12	8
2.401% due 11/25/2046	297	201
2.900% due 10/25/2034	1,451	1,377
2.910% due 06/25/2033	10	9
3.099% due 09/25/2046	66	34
3.099% due 10/25/2046	468	252
3.771% due 03/25/2033	50	44
5.232% due 01/25/2036	3,560	2,246
5.392% due 02/25/2037	268	173
5.678% due 02/25/2037	1,110	710
5.719% due 10/25/2036	202	128

Wells Fargo Mortgage-Backed Securities Trust
3.295% due 09/25/2034	3,781	1,360
3.887% due 07/25/2035	55	52
4.549% due 12/25/2034	1,240	1,140
4.608% due 06/25/2035	348	335
4.690% due 12/25/2033	37	35
5.240% due 04/25/2036	818	633

Total Mortgage-Backed Securities (Cost $79,527)		89,889

ASSET-BACKED SECURITIES 4.3%

Accredited Mortgage Loan Trust
0.296% due 02/25/2037	24	23

Ally Auto Receivables Trust
0.396% due 09/15/2010	14,400	14,281
1.320% due 03/15/2012	3,300	3,271

Amortizing Residential Collateral Trust
0.946% due 10/25/2031	1,034	714

Argent Securities, Inc.
0.446% due 10/25/2035	97	75

Asset-Backed Funding Certificates
0.306% due 11/25/2036	8	8
0.596% due 06/25/2034	388	254
1.391% due 12/25/2032	2,113	1,626

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	17	16

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036	44	40
0.576% due 01/25/2036	97	91
0.596% due 09/25/2034	59	55
0.696% due 03/25/2043	2	2
0.746% due 11/25/2042	30	24
5.500% due 08/25/2036	3,009	1,391

Bear Stearns Second Lien Trust
0.466% due 12/25/2036	457	263

Carrington Mortgage Loan Trust
0.296% due 12/25/2036	40	34
0.296% due 01/25/2037	280	267
0.346% due 06/25/2037	162	141
0.406% due 01/25/2036	143	137

Chase Issuance Trust
0.646% due 09/17/2012	14,800	14,798
0.694% due 09/17/2012	36,500	36,500

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
0.306% due 05/25/2037	$50	$41
0.346% due 10/25/2036	353	335

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	86	84
0.296% due 12/25/2046	2	2
0.296% due 03/25/2047	28	28
0.356% due 10/25/2046	114	111
0.406% due 02/25/2036	5	4
0.586% due 12/25/2036	387	147
0.726% due 12/25/2031	3	1

Credit-Based Asset Servicing & Securitization LLC
5.844% due 04/25/2037	97	91
6.280% due 05/25/2035	2,600	2,098

First NLC Trust
0.316% due 08/25/2037	54	40

Ford Credit Auto Owner Trust
0.357% due 09/15/2010	20,500	20,507
1.210% due 01/15/2012	3,300	3,308

Fremont Home Loan Trust
0.296% due 10/25/2036	180	133
0.306% due 01/25/2037	60	39

GSAMP Trust
0.286% due 10/25/2046	31	31
0.536% due 03/25/2034	3	3

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	4	4

Home Equity Mortgage Trust
5.367% due 07/25/2036	477	95

HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036	84	56

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	9	9

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	42	40
0.296% due 08/25/2036	32	32
0.306% due 03/25/2047	44	30
0.326% due 08/25/2036	14	12
0.333% due 11/25/2036	26	26

Lehman XS Trust
0.396% due 04/25/2037	227	170

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	6	5
0.426% due 08/25/2035	8	8
0.526% due 10/25/2034	441	337

MASTR Asset-Backed Securities Trust
0.296% due 11/25/2036	50	39
0.306% due 11/25/2036	173	165
0.356% due 02/25/2036	15	15

Morgan Stanley ABS Capital I
0.296% due 09/25/2036	41	41
0.356% due 10/25/2036	1,600	1,058

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	10	10

Nationstar Home Mortgage LLC
3.746% due 07/25/2034	251	28

Nomura Asset Acceptance Corp.
0.386% due 01/25/2036	4	4

Option One Mortgage Loan Trust
0.376% due 07/25/2037	800	268

Park Place Securities, Inc.
0.506% due 09/25/2035	46	30

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036	5	5

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Residential Asset Securities Corp.
0.316% due 11/25/2036		$15	$15

Saxon Asset Securities Trust
0.306% due 10/25/2046		26	26

SBI HELOC Trust
0.416% due 08/25/2036		121	105

Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/2036		27	26
0.376% due 05/25/2037		682	474

SLC Student Loan Trust
0.420% due 02/15/2015		47	47

SLM Student Loan Trust
0.504% due 10/25/2016		73	72
1.804% due 01/25/2018		3,525	3,615
2.004% due 04/25/2023		387	402

Soundview Home Equity Loan Trust
0.306% due 11/25/2036		104	68
0.326% due 06/25/2037		41	31

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		5	5

Structured Asset Investment Loan Trust
0.296% due 07/25/2036		12	11

Structured Asset Securities Corp.
0.296% due 10/25/2036		84	79
0.536% due 01/25/2033		12	7

USAA Auto Owner Trust
4.980% due 10/15/2012		525	544

Wells Fargo Home Equity Trust
0.476% due 10/25/2035		77	73

Total Asset-Backed Securities (Cost $107,580)			109,101

SOVEREIGN ISSUES 1.4%

Societe Financement de l’Economie Francaise
0.713% due 07/16/2012		33,900	33,945

Total Sovereign Issues (Cost $33,900)			33,945

FOREIGN CURRENCY-DENOMINATED ISSUES 2.7%

American International Group, Inc.
8.625% due 05/22/2038	GBP	200	177

ASIF II
5.375% due 12/07/2009		300	476

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	96,190	47,565

Caisse Nationale des Caisses d’Epargne et de Prevoyance
6.117% due 10/29/2049	EUR	100	107

CIT Group, Inc.
4.250% due 09/22/2011		900	849

Citigroup, Inc.
0.903% due 06/28/2013	EUR	100	136
1.059% due 01/16/2012	GBP	1,300	1,958

Fortis Bank Nederland Holding NV
1.737% due 06/10/2011	EUR	3,700	5,433

Goldman Sachs Group, Inc.
4.750% due 01/28/2014		30	45
5.375% due 02/15/2013		200	309

Lloyds TSB Bank PLC
0.947% due 06/09/2011		2,900	4,264
4.385% due 05/29/2049		500	443

See Accompanying Notes	Semiannual Report	September 30, 2009	195

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014		$300	$397

Morgan Stanley
3.817% due 03/01/2013	AUD	3,900	3,218

Province of Ontario Canada
4.700% due 06/02/2037	CAD	500	479

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	600	443

SLM Corp.
4.750% due 03/17/2014		1,200	1,317

Societe Generale
4.196% due 01/29/2049		100	111

UBS AG
4.280% due 04/29/2049		500	513

Total Foreign Currency-Denominated Issues (Cost $64,670)			68,240

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

American International Group, Inc.
8.500% due 08/01/2011		74,900	865

Wells Fargo & Co.
7.500% due 12/31/2049		3,800	3,393

Total Convertible Preferred Securities (Cost $3,239)			4,258

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049	8,000	$13

Total Preferred Stocks (Cost $11)		13

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%

CERTIFICATES OF DEPOSIT 1.8%

Barclays Bank PLC
1.109% due 03/22/2011	$45,000	45,000

COMMERCIAL PAPER 1.0%

Fannie Mae
0.170% due 01/14/2010	2,317	2,316
0.210% due 03/24/2010	7,400	7,396

Federal Home Loan Bank
0.112% due 10/02/2009	3,700	3,700
0.175% due 02/24/2010	5,900	5,898

Freddie Mac
0.223% due 03/08/2010	6,600	6,596

		25,906

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	15,000	15,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% - 3.125% due 02/28/2013 - 08/31/2013 valued at $15,345. Repurchase proceeds are $15,000.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

State Street Bank and Trust Co.
0.010% due 10/01/2009	$616	$616
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $630. Repurchase proceeds are $616.)

		15,616

U.S. TREASURY BILLS 0.1%
0.225% due 02/25/2010 - 03/18/2010 (c)(f)(g)(i)	2,261	2,260

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (e) 22.9%
	57,279,781	573,542

Total Short-Term Instruments (Cost $662,136)		662,324

Total Investments 106.8% (Cost $2,585,249)		$2,681,116

Written Options (k) (0.0%) (Premiums $43)		(2)

Other Assets and Liabilities (Net) (6.8%)		(170,093)

Net Assets 100.0%		$2,511,020

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	When-Issued security.
(c)	Coupon represents a weighted average rate.
(d)	Principal amount of security is adjusted for inflation.
(e)	Affiliated to the Fund.
(f)	Securities with an aggregate market value of $3,097 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(g)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(h)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $8,595 at a weighted average interest rate of (0.147)%. On September 30, 2009, there were no open reverse repurchase agreements.
(i)	Securities with an aggregate market value of $4,894 and cash of $2,305 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	243	$285
90-Day Euribor September Futures	Long	09/2010	320	774
90-Day Eurodollar September Futures	Long	09/2010	2,700	3,179
Euro-Bobl December Futures	Long	12/2009	232	160
Euro-Bund 10-Year Bond December Futures	Long	12/2009	85	65
U.S. Treasury 2-Year Note December Futures	Long	12/2009	515	70
U.S. Treasury 10-Year Note December Futures	Short	12/2009	513	(922)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	438	481
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	981	1,589

				$5,681

196	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(j)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Aetna, Inc.	JPM	(0.930%	)	09/20/2018	0.718%		$500	$(8)	$0	$(8)
Alcoa, Inc.	BOA	(1.510%	)	12/20/2018	2.716%		1,700	141	0	141
Altria Group, Inc.	BNP	(1.000%	)	12/20/2018	1.162%		4,100	49	(66)	115
Altria Group, Inc.	BNP	(1.300%	)	12/20/2018	1.180%		5,000	(48)	0	(48)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.160%		1,600	15	29	(14)
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	1.132%		4,600	(229)	0	(229)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.416%		2,500	(73)	0	(73)
BNP Paribas	JPM	(0.660%	)	03/20/2014	0.510%		10,000	(66)	0	(66)
British Telecommunications PLC	MSC	(1.360%	)	03/20/2018	1.630%		800	15	0	15
Capital One Financial Corp.	JPM	(1.000%	)	06/20/2014	1.120%		3,000	15	135	(120)
CBS Corp.	BCLY	(1.000%	)	06/20/2019	1.808%		5,000	306	456	(150)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.673%		1,000	(14)	14	(28)
CIGNA Corp.	JPM	(1.000%	)	06/20/2019	1.425%		6,500	213	296	(83)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	1.353%		2,500	(425)	0	(425)
Devon Energy Corp.	BCLY	(1.050%	)	03/20/2014	0.639%		20,000	(356)	0	(356)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.709%		2,500	98	162	(64)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.493%		500	(9)	(9)	0
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.493%		200	(4)	(4)	0
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.623%		10,700	(250)	(187)	(63)
Ingersoll-Rand Co.	BCLY	(0.400%	)	09/20/2013	0.496%		1,200	4	0	4
Jones Apparel Group, Inc.	BCLY	(5.000%	)	06/20/2014	2.345%		15,000	(1,700)	(153)	(1,547)
KB Home	BNP	(1.000%	)	03/20/2015	2.239%		1,200	71	50	21
KB Home	BOA	(1.000%	)	06/20/2018	2.294%		1,300	113	63	50
Kroger Co.	DUB	(0.775%	)	09/20/2017	0.795%		500	1	0	1
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	3.011%		7,600	866	359	507
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.445%		2,000	(62)	(46)	(16)
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.071%		2,500	164	224	(60)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.985%		3,000	147	139	8
Masco Corp.	UBS	(4.650%	)	12/20/2016	2.125%		5,000	(760)	0	(760)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.315%		5,000	(135)	0	(135)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.078%		2,500	13	22	(9)
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.756%		3,400	(249)	0	(249)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	1.748%		5,000	(1,205)	0	(1,205)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.581%		6,000	(88)	0	(88)
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	1.013%		1,000	1	(11)	12
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.415%		4,000	116	59	57
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.415%		5,000	(260)	0	(260)
Sara Lee Corp.	BNP	(0.640%	)	09/20/2013	0.294%		1,200	(16)	0	(16)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.686%		16,100	(288)	0	(288)
Sempra Energy	CITI	(1.000%	)	06/20/2016	0.693%		7,000	(132)	(88)	(44)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.443%		6,300	920	617	303
Staples, Inc.	BOA	(3.750%	)	03/20/2014	1.046%		6,000	(688)	0	(688)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	2.631%		2,100	(131)	(64)	(67)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	2.709%		2,000	(149)	(97)	(52)
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	0.900%		4,000	(33)	48	(81)
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.429%		1,400	22	0	22
UBS AG	BCLY	(2.350%	)	03/20/2014	0.904%	EUR	800	(72)	0	(72)
Whirlpool Corp.	CITI	(1.000%	)	06/20/2014	1.666%		$5,000	142	354	(212)
Wyeth	BCLY	(0.390%	)	09/20/2013	0.232%		1,000	(6)	0	(6)

								$(4,024)	$2,302	$(6,326)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	DUB	4.700%	12/20/2013	2.021%	$4,000	$419	$0	$419
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	4,700	(201)	(399)	198

						$218	$(399)	$617

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$72,400	$291	$1,243	$(952)

See Accompanying Notes	Semiannual Report	September 30, 2009	197

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
ABX.HE AAA 06-2 Index	CSFB	0.110%	05/25/2046	$562	$(158)	$(213)	$55
ABX.HE AAA 07-1 Index	BCLY	0.090%	08/25/2037	2,100	(1,298)	(1,354)	56
ABX.HE AAA 07-1 Index	CSFB	0.090%	08/25/2037	800	(495)	(516)	21
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	583	(25)	(47)	22

					$(1,976)	$(2,130)	$154

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS	BRL	53,600	$(112)	$0	$(112)
Pay	6-Month EUR-LIBOR	4.750%	03/17/2030	JPM	EUR	27,100	(87)	(164)	77
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	CITI	GBP	1,500	128	(19)	147
Pay	6-Month GBP-LIBOR	5.000%	03/18/2011	DUB		1,400	119	(20)	139
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	388,800	663	79	584
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		408,800	696	108	588

							$1,407	$(16)	$1,423

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$98.625	12/14/2009	123	$43	$2

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	464	$128,256	$964
Sales	321	0	111
Closing Buys	(662)	(128,256)	(1,032)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	123	$0	$43

198	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(l)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2024	$6,100	$6,359	$6,396
Fannie Mae	5.000%	10/01/2039	1,300	1,331	1,343
Fannie Mae	5.000%	11/01/2039	1,000	1,028	1,029
Fannie Mae	5.500%	11/01/2039	61,400	63,723	64,019
Fannie Mae	6.000%	10/01/2039	7,200	7,568	7,595
Fannie Mae	6.000%	11/01/2039	16,900	17,737	17,774
Fannie Mae	6.500%	11/01/2039	1,400	1,489	1,490
Ginnie Mae	5.500%	10/01/2039	3,400	3,540	3,571
Ginnie Mae	5.500%	11/01/2039	3,400	3,557	3,557
Ginnie Mae	6.500%	10/01/2039	7,700	8,183	8,173
Ginnie Mae	6.500%	11/01/2039	17,000	18,023	18,001

				$132,538	$132,948

(m)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	AUD	299	11/2009	HSBC	$0	$(3)	$(3)
Sell		3,333	11/2009	RBS	0	(36)	(36)
Buy	BRL	2,082	10/2009	BCLY	67	0	67
Buy		2,084	10/2009	CITI	68	0	68
Buy		2,081	10/2009	DUB	67	0	67
Buy		22,800	10/2009	HSBC	762	0	762
Buy		51,070	10/2009	JPM	3,419	0	3,419
Sell		80,118	10/2009	RBS	0	(1,178)	(1,178)
Sell		26,477	02/2010	BOA	0	(274)	(274)
Sell		53,313	02/2010	CITI	0	(527)	(527)
Sell		6,216	02/2010	JPM	0	(56)	(56)
Buy		80,118	02/2010	RBS	1,181	0	1,181
Sell	CAD	399	10/2009	UBS	1	0	1
Buy	CNY	121	03/2010	DUB	0	0	0
Buy		122,620	06/2010	BCLY	0	(226)	(226)
Buy		181,912	06/2010	BOA	0	(246)	(246)
Buy		46,898	06/2010	CITI	0	(92)	(92)
Buy		37,072	06/2010	DUB	0	(69)	(69)
Buy		42,291	06/2011	HSBC	0	(175)	(175)
Sell	EUR	6,162	10/2009	BCLY	0	(190)	(190)
Sell		7,368	10/2009	BNP	0	(231)	(231)
Sell		1,124	10/2009	BOA	17	0	17
Sell		1,289	10/2009	JPM	19	0	19
Buy		112	10/2009	RBS	0	0	0
Sell	GBP	13,334	10/2009	BNP	958	0	958
Sell		210	10/2009	HSBC	10	0	10
Sell	JPY	1,105,240	10/2009	BNP	0	(368)	(368)
Buy	KRW	5,773,784	11/2009	BCLY	353	0	353
Buy		21,869,968	11/2009	BOA	423	0	423
Buy		4,894,982	11/2009	CITI	300	0	300
Buy		4,379,197	11/2009	RBS	301	0	301
Buy	MXN	1,767	11/2009	DUB	0	0	0
Buy		362	11/2009	JPM	0	0	0
Sell		4,246	11/2009	UBS	6	0	6
Buy	TWD	638,204	11/2009	HSBC	202	0	202

					$8,154	$(3,671)	$4,483

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$17,944	$526,811	$0	$544,755
U.S. Government Agencies	0	421,888	8,432	430,320
U.S. Treasury Obligations	0	640,294	0	640,294
Short-Term Instruments	573,542	88,782	0	662,324
Other Investments +++	4,271	378,241	20,911	403,423

Investments, at value	$595,757	$2,056,016	$29,343	$2,681,116

Short Sales, at value	$0	$(132,948)	$0	$(132,948)

Financial Derivative Instruments ++++	$5,681	$(603)	$0	$5,078

Total	$601,438	$1,922,465	$29,343	$2,553,246

See Accompanying Notes	Semiannual Report	September 30, 2009	199

Schedule of Investments  Unconstrained Bond Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
U.S. Government Agencies	$52	$8,362	$0	$0	$18	$0	$8,432	$18
Other Investments +++	0	20,710	19	1	181	0	20,911	181

Investments, at value	$52	$29,072	$19	$1	$199	$0	$29,343	$199

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$6,603	$0	$0	$0	$0	$6,603
Unrealized appreciation on foreign currency contracts	0	8,154	0	0	0	8,154
Unrealized appreciation on swap agreements	1,535	0	2,027	0	0	3,562

	$8,138	$8,154	$2,027	$0	$0	$18,319

Liabilities:
Written options outstanding	$2	$0	$0	$0	$0	$2
Variation margin payable ^^	922	0	0	0	0	922
Unrealized depreciation on foreign currency contracts	0	3,671	0	0	0	3,671
Unrealized depreciation on swap agreements	112	0	8,534	0	0	8,646

	$1,036	$3,671	$8,534	$0	$0	$13,241

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on futures contracts, written options and swaps	$16,719	$0	$1,042	$0	$0	$17,761
Net realized (loss) on foreign currency transactions	0	(2,318)	0	0	0	(2,318)

	$16,719	$(2,318)	$1,042	$0	$0	$15,443

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$8,513	$0	$(8,635)	$0	$0	$(122)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	4,629	0	0	0	4,629

	$8,513	$4,629	$(8,635)	$0	$0	$4,507

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

200	PIMCO Funds	See Accompanying Notes

Schedule of Investments Unconstrained Tax Managed Bond Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 8.0%

BANKING & FINANCE 4.0%

American Express Credit Corp.
1.646% due 05/27/2010	$300	$301

Bank of America Corp.
7.375% due 05/15/2014	100	111
7.625% due 06/01/2019	400	451

Barclays Bank PLC
5.200% due 07/10/2014	200	212

General Electric Capital Corp.
6.875% due 01/10/2039	150	158

Royal Bank of Scotland Group PLC
6.990% due 10/29/2049	350	182

WEA Finance LLC
6.750% due 09/02/2019	300	304

		1,719

INDUSTRIALS 1.6%

Dow Chemical Co.
8.550% due 05/15/2019	600	676

UTILITIES 2.4%

Duke Energy Corp.
3.950% due 09/15/2014	300	305

Sprint Nextel Corp.
8.375% due 08/15/2017	600	600

Verizon Wireless Capital LLC
3.750% due 05/20/2011	100	103

		1,008

Total Corporate Bonds & Notes (Cost $3,182)		3,403

MUNICIPAL BONDS & NOTES 63.9%

ARIZONA 1.4%

Mesa, Arizona General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
5.000% due 07/01/2018	500	575

CALIFORNIA 11.5%

California State Department of Water Resources Revenue Bonds, Series 2008
0.270% due 05/01/2018	200	200

California State Educational Facilities Authority Revenue Bonds, Series 2008
0.280% due 10/01/2026	200	200
0.280% due 10/01/2036	500	500

California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	100	111

California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	140

California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	576

California State Pollution Control Financing Authority Revenue Bonds, Series 1996
0.250% due 11/01/2026	300	300

Escondido, California Union High School District General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,311

Hartnell, California Community College District General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (a)	1,000	458

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Irvine, California Ranch Water District Revenue Bonds, Series 1993
0.280% due 04/01/2033	$300	$300

Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, Series 2009
0.250% due 07/01/2023	100	100

Los Angeles, California Department of Water & Power Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	582

Los Angeles, California Unified School District General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	144

		4,922

COLORADO 1.9%

Colorado Springs, Colorado Revenue Bonds, Series 2006
0.330% due 06/01/2029	400	400

Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series 2008
0.300% due 10/01/2038	100	100

Denver, Colorado City & County Certificates of Participation Bonds, Series 2008
0.270% due 12/01/2029	300	300

		800

CONNECTICUT 0.2%

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2003
0.350% due 07/01/2038	100	100

DISTRICT OF COLUMBIA 0.9%

District of Columbia General Obligation Bonds, Series 2008
0.400% due 06/01/2027	100	100

District of Columbia Revenue Bonds, Series 2007
0.290% due 04/01/2041	100	100

District of Columbia Revenue Bonds, Series 2008
0.300% due 10/01/2038	200	200

		400

FLORIDA 1.4%

Florida State Municipal Power Agency Revenue Bonds, Series 2008
0.300% due 10/01/2035	400	400

Orange County, Florida School Board Certificates of Participation Bonds, Series 2008
0.300% due 08/01/2022	200	200

		600

GEORGIA 1.3%

Fulton County, Georgia Development Authority Revenue Notes, Series 2009
5.000% due 06/01/2014	500	571

HAWAII 2.0%

Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	286
5.000% due 06/01/2017	500	586

		872

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ILLINOIS 2.6%

Chicago, Illinois Board of Education General Obligation Bonds, Series 2008
5.250% due 12/01/2026	$100	$108

Chicago, Illinois General Obligation Bonds, Series 2002
0.250% due 01/01/2037	200	200

Chicago, Illinois Revenue Bonds, Series 2002
0.270% due 01/01/2034	400	400

Cook, Kane, Lake & McHenry Counties, Illinois Community College District No. 512 General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	117

Illinois State General Obligation Notes, Series 2007
5.000% due 01/01/2014	250	279

		1,104

INDIANA 2.7%

Indianapolis, Indiana Local Public Improvement Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	581

Indianapolis, Indiana Local Public Improvement Revenue Notes, Series 2009
5.000% due 02/01/2015	500	571

		1,152

KANSAS 1.0%

Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	402

MASSACHUSETTS 1.4%

Massachusetts State Development Finance Agency Revenue Bonds, Series 2008
0.250% due 09/01/2037	295	295

Massachusetts State General Obligation Bonds, (NPFGC-IBC Insured), Series 2002
5.500% due 08/01/2019	150	185

Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2007
0.270% due 12/01/2037	100	100

		580

MISSOURI 1.6%

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.330% due 09/01/2030	200	200

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2003
0.330% due 02/15/2033	300	300

Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 2004
0.330% due 02/15/2034	200	200

		700

NEBRASKA 0.5%

Nebraska State Educational Finance Authority Revenue Bonds, Series 2008
0.300% due 07/01/2035	200	200

See Accompanying Notes	Semiannual Report	September 30, 2009	201

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
NEW HAMPSHIRE 1.4%

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2005
0.350% due 07/01/2033	$100	$100

New Hampshire State Health & Education Facilities Authority Revenue Bonds, Series 2007
0.280% due 06/01/2031	500	500

		600

NEW YORK 8.1%

New York City, New York Transitional Finance Authority Revenue Bonds, (FSA Insured), Series 2003
5.250% due 02/01/2014	125	142

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2002
0.280% due 11/01/2022	100	100

New York City, New York Transitional Finance Authority Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	563

New York State Dormitory Authority Revenue Bonds, Series 2000
0.350% due 07/01/2029	195	195

New York State Dormitory Authority Revenue Bonds, Series 2003
0.350% due 02/15/2031	200	200

New York State Dormitory Authority Revenue Bonds, Series 2008
0.280% due 07/01/2037	300	300
0.300% due 07/01/2037	100	100

New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	111

New York State Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,743

		3,454

NORTH CAROLINA 2.1%

Charlotte, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2014	300	340

North Carolina State Infrastructure Finance Corp. Certificates of Participation Bonds, (FSA Insured), Series 2006
5.000% due 02/01/2021	500	564

		904

OHIO 1.0%

Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	115

Ohio State Water Development Authority Revenue Bonds, Series 2006
0.320% due 12/01/2033	300	300

		415

OKLAHOMA 0.7%

Oklahoma State Municipal Power Authority Revenue Bonds, Series 2005
0.320% due 01/01/2023	300	300

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
OREGON 1.4%

Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
5.250% due 06/15/2018	$500	$598

PENNSYLVANIA 3.0%

Delaware County, Pennsylvania Authority Revenue Bonds, Series 2008
0.310% due 06/01/2020	190	190

Geisinger, Pennsylvania Authority Revenue Bonds, Series 2002
0.150% due 11/15/2032	200	200

Pennsylvania State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	592

Pennsylvania State Intergovernmental Cooperative Authority Special Tax Notes, Series 2009
5.000% due 06/15/2014	250	282

		1,264

TEXAS 11.4%

Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	160

Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.300% due 09/01/2031	200	200

Houston, Texas Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	272

San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	589

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.270% due 11/15/2019	300	300

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	834

Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2021	1,500	1,721
5.000% due 08/01/2023	125	141

Texas State Lower Colorado River Authority Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	543

Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	117

		4,877

VIRGINIA 1.4%

Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	484

Virginia State College Building Authority Revenue Bonds, Series 2006
0.300% due 02/01/2026	100	100

		584

WASHINGTON 2.7%

King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	272

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Washington State General Obligation Notes, Series 2009
5.000% due 01/01/2013		$250	$279

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	577

			1,128

WISCONSIN 0.3%

Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	144

Total Municipal Bonds & Notes (Cost $26,435)			27,246

U.S. GOVERNMENT AGENCIES 2.4%

Fannie Mae
4.500% due 10/01/2039		1,000	1,013

Total U.S. Government Agencies (Cost $1,006)			1,013

U.S. TREASURY OBLIGATIONS 10.5%

Treasury Inflation Protected Securities (b)
1.375% due 07/15/2018		399	396
1.875% due 07/15/2019		403	416
2.500% due 01/15/2029		502	540

U.S. Treasury Bonds
4.500% due 08/15/2039		2,300	2,481

U.S. Treasury Notes
3.250% due 07/31/2016		300	307
4.250% due 11/15/2017		300	324

Total U.S. Treasury Obligations (Cost $4,341)			4,464

MORTGAGE-BACKED SECURITIES 3.4%

Mellon Residential Funding Corp.
0.673% due 08/15/2032		1,252	1,166
0.723% due 06/15/2030		350	300

Total Mortgage-Backed Securities (Cost $1,320)			1,466

ASSET-BACKED SECURITIES 3.0%

Chase Issuance Trust
0.694% due 09/17/2012		600	600

Ford Credit Auto Owner Trust
0.357% due 09/15/2010		600	600
2.000% due 12/15/2011		100	101

Total Asset-Backed Securities (Cost $1,301)			1,301

FOREIGN CURRENCY-DENOMINATED ISSUES 2.3%

Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2017	BRL	1,700	865

Lloyds TSB Bank PLC
0.947% due 06/09/2011	EUR	100	147

Total Foreign Currency-Denominated Issues (Cost $955)			1,012

202	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.4%

American International Group, Inc.
8.500% due 08/01/2011	15,800	$182

Total Convertible Preferred Securities (Cost $141)		182

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 4.7%

CERTIFICATES OF DEPOSIT 1.7%

Barclays Bank PLC
1.109% due 03/22/2011	$700	$700

REPURCHASE AGREEMENTS 2.8%

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,188	1,188

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,215. Repurchase proceeds are $1,188.)

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 0.2%
10,014	$100

Total Short-Term Instruments (Cost $1,988)	1,988

Total Investments 98.6% (Cost $40,669)	$42,075

Other Assets and Liabilities (Net) 1.4%	611

Net Assets 100.0%	$42,686

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security becomes interest bearing at a future date.
(b)	Principal amount of security is adjusted for inflation.
(c)	Affiliated to the Fund.
(d)	Cash of $223 has been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2010	4	$10
90-Day Euribor September Futures	Long	09/2010	1	2
90-Day Eurodollar March Futures	Long	03/2010	2	2
90-Day Eurodollar September Futures	Long	09/2010	17	24
Euro-Bund 10-Year Bond December Futures	Long	12/2009	1	1
U.S. Treasury 2-Year Note December Futures	Long	12/2009	2	4
U.S. Treasury 5-Year Note December Futures	Long	12/2009	2	0
U.S. Treasury 10-Year Note December Futures	Short	12/2009	86	(141)
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	3

				$(95)

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Sempra Energy	BCLY	(1.100%	)	03/20/2014	0.686%	$100	$(2)	$0	$(2)
Sprint Nextel Corp.	BOA	(1.000%	)	09/20/2017	3.443%	600	88	59	29

							$86	$59	$27

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	$100	$(4)	$(8)	$4

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	$100	$0	$1	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

See Accompanying Notes	Semiannual Report	September 30, 2009	203

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.020%	01/02/2012	UBS	BRL	700	$(1)	$0	$(1)
Receive	3-Month USD-LIBOR	4.000%	06/17/2024	RBS		$600	(24)	(26)	2
Pay	28-Day MXN TIIE	8.450%	06/03/2019	GSC	MXN	6,200	10	1	9
Pay	28-Day MXN TIIE	8.450%	06/03/2019	MSC		6,200	11	2	9

							$(4)	$(23)	$19

(f)	Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1	$200	$1
Sales	0	1,000	2
Closing Buys	(1)	(1,200)	(3)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	0	$0	$0

(g)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	10/01/2039	$1,000	$1,041	$1,046

(h)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	188	10/2009	BCLY	$6	$0	$6
Buy		328	10/2009	CITI	17	0	17
Buy		188	10/2009	DUB	6	0	6
Sell		1,249	10/2009	DUB	0	(42)	(42)
Buy		357	10/2009	HSBC	12	0	12
Buy		188	10/2009	JPM	6	0	6
Sell		1,514	02/2010	BOA	0	(15)	(15)
Buy		1,249	02/2010	DUB	42	0	42
Buy	CNY	1,206	06/2010	BCLY	0	(2)	(2)
Buy		2,791	06/2010	BOA	0	(4)	(4)
Buy		437	06/2010	CITI	0	(1)	(1)
Buy		364	06/2010	DUB	0	(1)	(1)
Sell	EUR	53	10/2009	BCLY	0	(2)	(2)
Sell		63	10/2009	BNP	0	(2)	(2)
Sell		7	10/2009	BOA	0	0	0
Sell		7	10/2009	JPM	0	0	0
Sell	GBP	108	10/2009	RBS	8	0	8
Buy	KRW	331,650	11/2009	BOA	6	0	6
Sell	MXN	60	11/2009	UBS	0	0	0
Buy	TWD	10,594	11/2009	HSBC	3	0	3

					$106	$(69)	$37

204	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$3,403	$0	$3,403
Municipal Bonds & Notes	0	26,702	544	27,246
U.S. Treasury Obligations	0	4,464	0	4,464
Other Investments +++	283	6,679	0	6,962

Investments, at value	$283	$41,248	$544	$42,075

Short Sales, at value	$0	$(1,046)	$0	$(1,046)

Financial Derivative Instruments ++++	$(95)	$86	$0	$(9)

Total	$188	$40,288	$544	$41,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
Municipal Bonds & Notes	$0	$547	$0	$0	$(3)	$0	$544	$(3)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$46	$0	$0	$0	$0	$46
Unrealized appreciation on foreign currency contracts	0	106	0	0	0	106
Unrealized appreciation on swap agreements	20	0	33	0	0	53

	$66	$106	$33	$0	$0	$205

Liabilities:
Variation margin payable ^^	$141	$0	$0	$0	$0	$141
Unrealized depreciation on foreign currency contracts	0	69	0	0	0	69
Unrealized depreciation on swap agreements	1	0	3	0	0	4

	$142	$69	$3	$0	$0	$214

See Accompanying Notes	Semiannual Report	September 30, 2009	205

Schedule of Investments  Unconstrained Tax Managed Bond Fund  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on futures contracts, written options and swaps	$94	$0	$(1)	$0	$0	$93
Net realized gain on foreign currency transactions	0	1	0	0	0	1

	$94	$1	$(1)	$0	$0	$94

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	$(77)	$0	$30	$0	$0	$(47)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	38	0	0	0	38

	$(77)	$38	$30	$0	$0	$(9)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

206	PIMCO Funds	See Accompanying Notes

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2009	207

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Developing Local Markets Fund
Class A
09/30/2009+	$8.07	$0.11	$1.84	$1.95	$(0.11)	$0.00	$0.00
03/31/2009	10.81	0.35	(2.57)	(2.22)	(0.33)	(0.19)	0.00
03/31/2008	10.79	0.46	1.06	1.52	(0.47)	(1.03)	0.00
03/31/2007	10.46	0.44	0.58	1.02	(0.44)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.28	0.44	0.72	(0.23)	(0.03)	0.00
Class C
09/30/2009+	8.07	0.07	1.84	1.91	(0.07)	0.00	0.00
03/31/2009	10.81	0.27	(2.56)	(2.29)	(0.26)	(0.19)	0.00
03/31/2008	10.79	0.37	1.07	1.44	(0.39)	(1.03)	0.00
03/31/2007	10.46	0.36	0.58	0.94	(0.36)	(0.25)	0.00
05/31/2005 - 03/31/2006	10.00	0.22	0.43	0.65	(0.16)	(0.03)	0.00

Diversified Income Fund
Class A
09/30/2009+	$8.51	$0.25	$1.93	$2.18	$(0.30)	$0.00	$0.00
03/31/2009	10.71	0.54	(1.94)	(1.40)	(0.59)	(0.21)	0.00
03/31/2008	11.13	0.59	(0.37)	0.22	(0.62)	(0.02)	0.00
03/31/2007	11.01	0.55	0.30	0.85	(0.58)	(0.15)	0.00
03/31/2006	10.87	0.54	0.26	0.80	(0.55)	(0.11)	0.00
03/31/2005	10.84	0.49	0.10	0.59	(0.51)	(0.05)	0.00
Class B
09/30/2009+	8.51	0.22	1.93	2.15	(0.27)	0.00	0.00
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00
Class C
09/30/2009+	8.51	0.22	1.93	2.15	(0.27)	0.00	0.00
03/31/2009	10.71	0.47	(1.94)	(1.47)	(0.52)	(0.21)	0.00
03/31/2008	11.13	0.50	(0.36)	0.14	(0.54)	(0.02)	0.00
03/31/2007	11.01	0.47	0.30	0.77	(0.50)	(0.15)	0.00
03/31/2006	10.87	0.46	0.26	0.72	(0.47)	(0.11)	0.00
03/31/2005	10.84	0.41	0.10	0.51	(0.43)	(0.05)	0.00

Emerging Local Bond Fund
Class A
09/30/2009+	$7.77	$0.26	$2.07	$2.33	$(0.30)	$0.00	$0.00
03/31/2009	9.87	0.50	(2.11)	(1.61)	(0.10)	0.00	(0.39)
07/31/2007 - 03/31/2008	10.27	0.36	0.47	0.83	(0.50)	(0.73)	0.00
Class C
09/30/2009+	7.77	0.23	2.06	2.29	(0.26)	0.00	0.00
03/31/2009	9.87	0.42	(2.10)	(1.68)	(0.04)	0.00	(0.38)
07/31/2007 - 03/31/2008	10.27	0.34	0.43	0.77	(0.44)	(0.73)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the administrative fee was reduced by 0.05% to an annual rate of 0.45%.
(c)	Effective October 1, 2005, the administrative fee was reduced by 0.10% to an annual rate of 0.55%.

208	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.11)	$9.91	24.20%	$183,608	1.26	%*	1.26	%*	1.25	%*	1.25	%*	2.32	%*	89%
(0.52)	8.07	(20.93)	158,593	1.25		1.25		1.25		1.25		3.55		95
(1.50)	10.81	14.64	330,005	1.25		1.25		1.25		1.25		4.14		31
(0.69)	10.79	10.01	136,279	1.25		1.25		1.25		1.25		4.15		11
(0.26)	10.46	7.26	47,798	1.25	*(c)	1.25	*(c)	1.25	*(c)	1.25	*(c)	3.19	*	6

(0.07)	9.91	23.75	84,338	2.01	*	2.01	*	2.00	*	2.00	*	1.57	*	89
(0.45)	8.07	(21.52)	72,965	2.00		2.00		2.00		2.00		2.77		95
(1.42)	10.81	13.79	123,509	2.00		2.00		2.00		2.00		3.41		31
(0.61)	10.79	9.18	47,433	2.00		2.00		2.00		2.00		3.40		11
(0.19)	10.46	6.59	8,646	2.00	*(c)	2.00	*(c)	2.00	*(c)	2.00	*(c)	2.56	*	6

$(0.30)	$10.39	25.96%	$103,769	1.18	%*	1.18	%*	1.15	%*	1.15	%*	5.33	%*	117%
(0.80)	8.51	(13.27)	73,833	1.19		1.19		1.15		1.15		5.68		244
(0.64)	10.71	2.10	106,904	1.23		1.23		1.15		1.15		5.40		234
(0.73)	11.13	7.99	125,360	1.15		1.15		1.15		1.15		5.02		190
(0.66)	11.01	7.50	80,231	1.15	(c)	1.15	(c)	1.15	(c)	1.15	(c)	4.86		128
(0.56)	10.87	5.54	48,046	1.17	(b)	1.17	(b)	1.17	(b)	1.17	(b)	4.50		44

(0.27)	10.39	25.50	28,154	1.93	*	1.93	*	1.90	*	1.90	*	4.61	*	117
(0.73)	8.51	(13.92)	23,404	1.94		1.94		1.90		1.90		4.88		244
(0.56)	10.71	1.34	42,975	1.98		1.98		1.90		1.90		4.65		234
(0.65)	11.13	7.19	50,739	1.90		1.90		1.90		1.90		4.30		190
(0.58)	11.01	6.71	27,058	1.90		1.90		1.90		1.90		4.13		128
(0.48)	10.87	4.76	16,127	1.92	(b)	1.92	(b)	1.92	(b)	1.92	(b)	3.76		44

(0.27)	10.39	25.50	81,978	1.93	*	1.93	*	1.90	*	1.90	*	4.59	*	117
(0.73)	8.51	(13.92)	62,686	1.94		1.94		1.90		1.90		4.90		244
(0.56)	10.71	1.34	103,481	1.98		1.98		1.90		1.90		4.64		234
(0.65)	11.13	7.19	118,882	1.90		1.90		1.90		1.90		4.28		190
(0.58)	11.01	6.71	91,600	1.90		1.90		1.90		1.90		4.12		128
(0.48)	10.87	4.76	42,756	1.92	(b)	1.92	(b)	1.92	(b)	1.92	(b)	3.78		44

$(0.30)	$9.80	30.29%	$44,873	1.36	%*	1.36	%*	1.35	%*	1.35	%*	5.59	%*	114%
(0.49)	7.77	(16.75)	12,085	1.35		1.35		1.35		1.35		5.65		78
(1.23)	9.87	8.31	15,899	1.31	*	1.31	*	1.31	*	1.31	*	5.44	*	67

(0.26)	9.80	29.82	10,944	2.11	*	2.11	*	2.10	*	2.10	*	4.94	*	114
(0.42)	7.77	(17.37)	5,081	2.10		2.10		2.10		2.10		4.86		78
(1.17)	9.87	7.70	4,541	2.04	*	2.04	*	2.04	*	2.04	*	5.14	*	67

Semiannual Report	September 30, 2009	209

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Emerging Markets Bond Fund
Class A
09/30/2009+	$8.55	$0.27	$1.71	$1.98	$(0.30)	$0.00	$0.00
03/31/2009	10.68	0.55	(1.93)	(1.38)	(0.65)	(0.10)	0.00
03/31/2008	11.13	0.56	(0.07)	0.49	(0.61)	(0.33)	0.00
03/31/2007	11.14	0.54	0.57	1.11	(0.58)	(0.54)	0.00
03/31/2006	10.58	0.55	0.92	1.47	(0.57)	(0.34)	0.00
03/31/2005	10.73	0.41	0.29	0.70	(0.45)	(0.40)	0.00
Class B
09/30/2009+	8.55	0.23	1.72	1.95	(0.27)	0.00	0.00
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00
Class C
09/30/2009+	8.55	0.23	1.72	1.95	(0.27)	0.00	0.00
03/31/2009	10.68	0.48	(1.93)	(1.45)	(0.58)	(0.10)	0.00
03/31/2008	11.13	0.48	(0.07)	0.41	(0.53)	(0.33)	0.00
03/31/2007	11.14	0.46	0.57	1.03	(0.50)	(0.54)	0.00
03/31/2006	10.58	0.47	0.92	1.39	(0.49)	(0.34)	0.00
03/31/2005	10.73	0.33	0.29	0.62	(0.37)	(0.40)	0.00

Floating Income Fund
Class A
09/30/2009+	$7.00	$0.20	$1.53	$1.73	$(0.23)	$0.00	$0.00
03/31/2009	9.05	0.41	(2.03)	(1.62)	0.00	0.00	(0.43)
03/31/2008	10.55	0.51	(1.27)	(0.76)	(0.60)	(0.12)	(0.02)
03/31/2007	10.39	0.48	0.33	0.81	(0.60)	(0.05)	0.00
03/31/2006	10.17	0.38	0.31	0.69	(0.44)	(0.03)	0.00
07/30/2004 - 03/31/2005	10.00	0.15	0.20	0.35	(0.18)	0.00	0.00
Class C
09/30/2009+	7.00	0.19	1.53	1.72	(0.22)	0.00	0.00
03/31/2009	9.05	0.38	(2.03)	(1.65)	0.00	0.00	(0.40)
03/31/2008	10.55	0.48	(1.27)	(0.79)	(0.57)	(0.12)	(0.02)
03/31/2007	10.39	0.45	0.33	0.78	(0.57)	(0.05)	0.00
03/31/2006	10.17	0.35	0.31	0.66	(0.41)	(0.03)	0.00
09/30/2004 - 03/31/2005	10.06	0.10	0.14	0.24	(0.13)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

210	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.30)	$10.23	23.48%	$257,786	1.28	%*	1.28	%*	1.25	%*	1.25	%*	5.64	%*	121%
(0.75)	8.55	(13.02)	211,258	1.28		1.28		1.25		1.25		5.83		220
(0.94)	10.68	4.57	312,295	1.25		1.25		1.25		1.25		5.12		148
(1.12)	11.13	10.32	316,226	1.25		1.25		1.25		1.25		4.87		238
(0.91)	11.14	14.26	346,060	1.25		1.25		1.25		1.25		4.95		280
(0.85)	10.58	6.75	264,866	1.25		1.25		1.25		1.25		3.85		415

(0.27)	10.23	23.02	45,141	2.03	*	2.03	*	2.00	*	2.00	*	4.89	*	121
(0.68)	8.55	(13.67)	37,293	2.03		2.03		2.00		2.00		5.07		220
(0.86)	10.68	3.80	60,532	2.00		2.00		2.00		2.00		4.37		148
(1.04)	11.13	9.51	72,503	2.00		2.00		2.00		2.00		4.12		238
(0.83)	11.14	13.41	82,186	2.00		2.00		2.00		2.00		4.20		280
(0.77)	10.58	5.95	70,635	2.00		2.00		2.00		2.00		3.09		415

(0.27)	10.23	23.02	105,081	2.03	*	2.03	*	2.00	*	2.00	*	4.87	*	121
(0.68)	8.55	(13.67)	72,651	2.03		2.03		2.00		2.00		5.08		220
(0.86)	10.68	3.80	113,544	2.00		2.00		2.00		2.00		4.37		148
(1.04)	11.13	9.51	142,391	2.00		2.00		2.00		2.00		4.13		238
(0.83)	11.14	13.41	176,096	2.00		2.00		2.00		2.00		4.20		280
(0.77)	10.58	5.96	141,260	2.00		2.00		2.00		2.00		3.09		415

$(0.23)	$8.50	25.00%	$70,432	0.95	%*	0.95	%*	0.95	%*	0.95	%*	5.04	%*	178%
(0.43)	7.00	(18.42)	52,818	1.03		1.03		0.95		0.95		4.91		245
(0.74)	9.05	(7.64)	129,885	0.96		0.96		0.95		0.95		5.05		111
(0.65)	10.55	8.04	321,462	0.95		0.95		0.95		0.95		4.57		138
(0.47)	10.39	6.99	241,828	0.95		0.95		0.95		0.95		3.64		83
(0.18)	10.17	3.56	178,925	0.95	*	0.95	*	0.95	*	0.95	*	2.23	*	18

(0.22)	8.50	24.82	43,075	1.25	*	1.25	*	1.25	*	1.25	*	4.75	*	178
(0.40)	7.00	(18.67)	29,213	1.33		1.33		1.25		1.25		4.62		245
(0.71)	9.05	(7.92)	65,669	1.26		1.26		1.25		1.25		4.76		111
(0.62)	10.55	7.73	124,175	1.25		1.25		1.25		1.25		4.28		138
(0.44)	10.39	6.67	68,747	1.25		1.25		1.25		1.25		3.39		83
(0.13)	10.17	2.44	29,102	1.25	*	1.25	*	1.25	*	1.25	*	2.01	*	18

Semiannual Report	September 30, 2009	211

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Foreign Bond Fund (Unhedged)
Class A
09/30/2009+	$8.02	$0.21	$2.10	$2.31	$(0.17)	$0.00	$0.00
03/31/2009	11.54	0.45	(2.59)	(2.14)	(0.27)	(1.00)	(0.11)
03/31/2008	10.21	0.37	1.64	2.01	(0.35)	(0.33)	0.00
03/31/2007	9.90	0.34	0.35	0.69	(0.31)	(0.07)	0.00
03/31/2006	10.83	0.30	(0.96)	(0.66)	(0.05)	0.00	(0.22)
07/30/2004 - 03/31/2005	9.96	0.13	0.96	1.09	(0.11)	(0.11)	0.00
Class C
09/30/2009+	8.02	0.17	2.11	2.28	(0.14)	0.00	0.00
03/31/2009	11.54	0.38	(2.59)	(2.21)	(0.20)	(1.00)	(0.11)
03/31/2008	10.21	0.29	1.64	1.93	(0.27)	(0.33)	0.00
03/31/2007	9.90	0.26	0.35	0.61	(0.23)	(0.07)	0.00
03/31/2006	10.83	0.22	(0.96)	(0.74)	0.00	0.00	(0.19)
07/30/2004 - 03/31/2005	9.96	0.08	0.96	1.04	(0.06)	(0.11)	0.00

Foreign Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2009+	$9.05	$0.23	$1.19	$1.42	$(0.19)	$0.00	$0.00
03/31/2009	10.39	0.41	(0.93)	(0.52)	(0.33)	(0.49)	0.00
03/31/2008	10.17	0.35	0.20	0.55	(0.33)	0.00	0.00
03/31/2007	10.30	0.32	0.05	0.37	(0.27)	(0.21)	(0.02)
03/31/2006	10.56	0.31	0.04	0.35	(0.28)	(0.33)	0.00
03/31/2005	10.52	0.26	0.32	0.58	(0.23)	(0.31)	0.00
Class B
09/30/2009+	9.05	0.19	1.20	1.39	(0.16)	0.00	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
Class C
09/30/2009+	9.05	0.19	1.20	1.39	(0.16)	0.00	0.00
03/31/2009	10.39	0.34	(0.93)	(0.59)	(0.26)	(0.49)	0.00
03/31/2008	10.17	0.27	0.20	0.47	(0.25)	0.00	0.00
03/31/2007	10.30	0.24	0.05	0.29	(0.19)	(0.21)	(0.02)
03/31/2006	10.56	0.23	0.04	0.27	(0.20)	(0.33)	0.00
03/31/2005	10.52	0.18	0.32	0.50	(0.15)	(0.31)	0.00
Class R
09/30/2009+	9.05	0.21	1.20	1.41	(0.18)	0.00	0.00
03/31/2009	10.39	0.39	(0.93)	(0.54)	(0.31)	(0.49)	0.00
03/31/2008	10.17	0.32	0.20	0.52	(0.30)	0.00	0.00
03/31/2007	10.30	0.29	0.05	0.34	(0.24)	(0.21)	(0.02)
03/31/2006	10.56	0.29	0.03	0.32	(0.25)	(0.33)	0.00
03/31/2005	10.52	0.21	0.34	0.55	(0.20)	(0.31)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

212	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$10.16	29.07%	$232,497	0.99	%*	0.99	%*	0.95	%*	0.95	%*	4.56	%*	271%
(1.38)	8.02	(18.59)	162,997	1.32		1.32		0.95		0.95		4.63		653
(0.68)	11.54	20.47	310,635	1.23		1.23		0.95		0.95		3.52		798
(0.38)	10.21	7.00	282,563	0.95		0.95		0.95		0.95		3.34		644
(0.27)	9.90	(6.15)	214,079	0.95		0.95		0.95		0.95		2.94		480
(0.22)	10.83	10.98	184,720	0.95	*	0.96	*	0.95	*	0.96	*	1.80	*	344

(0.14)	10.16	28.60	70,946	1.74	*	1.74	*	1.70	*	1.70	*	3.83	*	271
(1.31)	8.02	(19.20)	54,022	2.07		2.07		1.70		1.70		3.88		653
(0.60)	11.54	19.58	108,807	1.97		1.97		1.70		1.70		2.77		798
(0.30)	10.21	6.21	99,356	1.70		1.70		1.70		1.70		2.60		644
(0.19)	9.90	(6.86)	81,574	1.70		1.70		1.70		1.70		2.18		480
(0.17)	10.83	10.47	81,609	1.70	*	1.71	*	1.70	*	1.71	*	1.06	*	344

$(0.19)	$10.28	15.89%	$199,074	0.98	%*	0.98	%*	0.95	%*	0.95	%*	4.69	%*	220%
(0.82)	9.05	(4.77)	207,850	1.15		1.15		0.95		0.95		4.26		779
(0.33)	10.39	5.51	245,275	1.32		1.32		0.95		0.95		3.44		969
(0.50)	10.17	3.58	258,371	0.95		0.95		0.95		0.95		3.11		653
(0.61)	10.30	3.35	302,226	0.95		0.95		0.95		0.95		2.95		571
(0.54)	10.56	5.59	282,335	0.95		0.95		0.95		0.95		2.44		477

(0.16)	10.28	15.46	12,209	1.73	*	1.73	*	1.70	*	1.70	*	3.95	*	220
(0.75)	9.05	(5.49)	12,338	1.90		1.90		1.70		1.70		3.50		779
(0.25)	10.39	4.73	19,960	2.05		2.05		1.70		1.70		2.68		969
(0.42)	10.17	2.81	27,875	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	40,661	1.70		1.70		1.70		1.70		2.19		571
(0.46)	10.56	4.80	48,615	1.70		1.70		1.70		1.70		1.70		477

(0.16)	10.28	15.46	46,809	1.73	*	1.73	*	1.70	*	1.70	*	3.94	*	220
(0.75)	9.05	(5.49)	42,239	1.90		1.90		1.70		1.70		3.51		779
(0.25)	10.39	4.73	51,548	2.06		2.06		1.70		1.70		2.69		969
(0.42)	10.17	2.81	63,894	1.70		1.70		1.70		1.70		2.36		653
(0.53)	10.30	2.58	90,269	1.70		1.70		1.70		1.70		2.19		571
(0.46)	10.56	4.80	92,793	1.70		1.70		1.70		1.70		1.70		477

(0.18)	10.28	15.74	7,772	1.23	*	1.23	*	1.20	*	1.20	*	4.43	*	220
(0.80)	9.05	(5.01)	8,280	1.40		1.40		1.20		1.20		4.03		779
(0.30)	10.39	5.25	7,332	1.57		1.57		1.20		1.20		3.19		969
(0.47)	10.17	3.33	4,860	1.20		1.20		1.20		1.20		2.84		653
(0.58)	10.30	3.09	4,025	1.20		1.20		1.20		1.20		2.80		571
(0.51)	10.56	5.30	998	1.20		1.20		1.20		1.20		2.02		477

Semiannual Report	September 30, 2009	213

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Global Advantage Strategy Bond Fund
Class A
09/30/2009+	$10.06	$0.14	$1.26	$1.40	$(0.14)	$0.00	$0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00
Class C
09/30/2009+	10.06	0.10	1.26	1.36	(0.10)	0.00	0.00
02/05/2009 - 03/31/2009	10.00	0.02	0.06	0.08	(0.02)	0.00	0.00
Class R
09/30/2009+	10.06	0.12	1.27	1.39	(0.13)	0.00	0.00
02/05/2009 - 03/31/2009	10.00	0.03	0.06	0.09	(0.03)	0.00	0.00

Global Bond Fund (U.S. Dollar-Hedged)
Class A
09/30/2009+	$8.75	$0.19	$0.90	$1.09	$(0.17)	$0.00	$0.00
03/31/2009	9.92	0.41	(0.89)	(0.48)	(0.35)	(0.34)	0.00
03/31/2008	9.61	0.35	0.28	0.63	(0.32)	0.00	0.00
03/31/2007	9.66	0.31	0.06	0.37	(0.28)	(0.14)	0.00
03/31/2006	10.00	0.30	0.00	0.30	(0.27)	(0.37)	0.00
03/31/2005	10.03	0.23	0.21	0.44	(0.20)	(0.27)	0.00
Class B
09/30/2009+	8.75	0.15	0.90	1.05	(0.13)	0.00	0.00
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)	0.00
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)	0.00
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00
Class C
09/30/2009+	8.75	0.15	0.90	1.05	(0.13)	0.00	0.00
03/31/2009	9.92	0.34	(0.89)	(0.55)	(0.28)	(0.34)	0.00
03/31/2008	9.61	0.28	0.28	0.56	(0.25)	0.00	0.00
03/31/2007	9.66	0.23	0.07	0.30	(0.21)	(0.14)	0.00
03/31/2006	10.00	0.22	0.00	0.22	(0.19)	(0.37)	0.00
03/31/2005	10.03	0.16	0.21	0.37	(0.13)	(0.27)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective February 24, 2009, the Fund's advisory fee was reduced by 0.20% to 0.40%.
(c)	Effective February 24, 2009, the Fund's supervisory and administrative fee was reduced by 0.05% to 0.45%.

214	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.14)	$11.32	14.00%	$32,418	1.10	%*	1.17	%*	1.10	%*	1.17	%*	2.63	%*	146%
(0.03)	10.06	0.93	1,551	1.10	*(b)(c)	26.79	*(b)(c)	1.10	*(b)(c)	26.79	*(b)(c)	1.81	*	57

(0.10)	11.32	13.57	6,178	1.85	*	1.93	*	1.85	*	1.93	*	1.87	*	146
(0.02)	10.06	0.80	421	1.85	*(b)(c)	16.59	*(b)(c)	1.85	*(b)(c)	16.59	*(b)(c)	1.55	*	57

(0.13)	11.32	13.85	27	1.35	*	1.76	*	1.35	*	1.76	*	2.28	*	146
(0.03)	10.06	0.88	29	1.35	*(b)(c)	14.09	*(b)(c)	1.35	*(b)(c)	14.09	*(b)(c)	1.93	*	57

$(0.17)	$9.67	12.55%	$19,551	0.95	%*	0.95	%*	0.95	%*	0.95	%*	4.11	%*	263%
(0.69)	8.75	(4.58)	16,957	1.45		1.45		0.95		0.95		4.41		653
(0.32)	9.92	6.70	19,966	1.38		1.38		0.95		0.95		3.63		775
(0.42)	9.61	3.91	18,725	0.95		0.95		0.95		0.95		3.16		581
(0.64)	9.66	2.99	21,185	0.95		0.95		0.95		0.95		2.99		372
(0.47)	10.00	4.47	23,686	0.95		0.95		0.95		0.95		2.30		245

(0.13)	9.67	12.14	4,368	1.70	*	1.70	*	1.70	*	1.70	*	3.38	*	263
(0.62)	8.75	(5.31)	4,344	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	6,539	2.15		2.15		1.70		1.70		2.87		775
(0.35)	9.61	3.14	6,917	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.23	8,224	1.70		1.70		1.70		1.70		2.23		372
(0.40)	10.00	3.69	10,297	1.70		1.70		1.70		1.70		1.56		245

(0.13)	9.67	12.14	15,012	1.70	*	1.70	*	1.70	*	1.70	*	3.37	*	263
(0.62)	8.75	(5.31)	13,408	2.19		2.19		1.70		1.70		3.65		653
(0.25)	9.92	5.91	16,109	2.16		2.16		1.70		1.70		2.87		775
(0.35)	9.61	3.14	16,140	1.70		1.70		1.70		1.70		2.41		581
(0.56)	9.66	2.22	18,835	1.70		1.70		1.70		1.70		2.24		372
(0.40)	10.00	3.69	17,563	1.70		1.70		1.70		1.70		1.56		245

Semiannual Report	September 30, 2009	215

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

GNMA Fund
Class A
09/30/2009+	$11.33	$0.17	$0.40	$0.57	$(0.19)	$0.00	$0.00
03/31/2009	11.37	0.48	0.09	0.57	(0.48)	(0.13)	0.00
03/31/2008	11.11	0.52	0.33	0.85	(0.52)	(0.07)	0.00
03/31/2007	10.90	0.49	0.21	0.70	(0.49)	0.00	0.00
03/31/2006	11.01	0.38	(0.08)	0.30	(0.41)	0.00	0.00
03/31/2005	11.09	0.20	0.05	0.25	(0.24)	(0.09)	0.00
Class B
09/30/2009+	11.33	0.12	0.41	0.53	(0.15)	0.00	0.00
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)	0.00
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)	0.00
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00	0.00
03/31/2006	11.01	0.30	(0.08)	0.22	(0.33)	0.00	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)	0.00
Class C
09/30/2009+	11.33	0.12	0.41	0.53	(0.15)	0.00	0.00
03/31/2009	11.37	0.39	0.10	0.49	(0.40)	(0.13)	0.00
03/31/2008	11.11	0.44	0.33	0.77	(0.44)	(0.07)	0.00
03/31/2007	10.90	0.41	0.21	0.62	(0.41)	0.00	0.00
03/31/2006	11.01	0.29	(0.07)	0.22	(0.33)	0.00	0.00
03/31/2005	11.09	0.11	0.06	0.17	(0.16)	(0.09)	0.00

Government Money Market Fund
Class A
05/14/2009 - 09/30/2009+	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class C
05/14/2009 - 09/30/2009+	1.00	0.00	0.00	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

216	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.19)	$11.71	5.08%	$377,509	0.90	%*	0.90	%*	0.90	%*	0.90	%*	2.90	%*	965%
(0.61)	11.33	5.31	343,522	1.06		1.06		0.90		0.90		4.26		1,652
(0.59)	11.37	7.94	114,188	1.33		1.33		0.90		0.90		4.69		839
(0.49)	11.11	6.59	76,983	1.45		1.45		0.90		0.90		4.48		1,009
(0.41)	10.90	2.74	64,165	0.90		0.90		0.90		0.90		3.43		1,069
(0.33)	11.01	2.31	71,610	0.90		0.90		0.90		0.90		1.80		1,209

(0.15)	11.71	4.68	41,711	1.65	*	1.65	*	1.65	*	1.65	*	2.15	*	965
(0.53)	11.33	4.52	39,447	1.81		1.81		1.65		1.65		3.49		1,652
(0.51)	11.37	7.14	29,853	2.07		2.07		1.65		1.65		3.98		839
(0.41)	11.11	5.80	31,447	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.97	36,678	1.66		1.66		1.65		1.65		2.68		1,069
(0.25)	11.01	1.55	45,546	1.65		1.65		1.65		1.65		1.04		1,209

(0.15)	11.71	4.68	209,152	1.65	*	1.65	*	1.65	*	1.65	*	2.13	*	965
(0.53)	11.33	4.52	144,761	1.81		1.81		1.65		1.65		3.50		1,652
(0.51)	11.37	7.14	36,035	2.07		2.07		1.65		1.65		3.96		839
(0.41)	11.11	5.80	31,535	2.19		2.19		1.65		1.65		3.73		1,009
(0.33)	10.90	1.98	36,587	1.66		1.66		1.65		1.65		2.67		1,069
(0.25)	11.01	1.55	49,158	1.65		1.65		1.65		1.65		1.03		1,209

$0.00	$1.00	0.09%	$233	0.27	%*	0.46	%*	0.27	%*	0.46	%*	0.02	%*	N/A

0.00	1.00	0.09	201	0.26	*	0.45	*	0.26	*	0.45	*	0.02	*	N/A

Semiannual Report	September 30, 2009	217

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

High Yield Fund
Class A
09/30/2009+	$6.56	$0.33	$1.93	$2.26	$(0.34)	$0.00	$0.00
03/31/2009	9.20	0.63	(2.62)	(1.99)	(0.58)	0.00	(0.07)
03/31/2008	9.94	0.65	(0.71)	(0.06)	(0.67)	(0.01)	0.00
03/31/2007	9.77	0.65	0.18	0.83	(0.65)	(0.01)	0.00
03/31/2006	9.70	0.67	0.08	0.75	(0.68)	0.00	0.00
03/31/2005	9.69	0.63	0.02	0.65	(0.64)	0.00	0.00
Class B
09/30/2009+	6.56	0.30	1.93	2.23	(0.31)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.58	0.17	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00	0.00
Class C
09/30/2009+	6.56	0.30	1.93	2.23	(0.31)	0.00	0.00
03/31/2009	9.20	0.58	(2.63)	(2.05)	(0.52)	0.00	(0.07)
03/31/2008	9.94	0.58	(0.71)	(0.13)	(0.60)	(0.01)	0.00
03/31/2007	9.77	0.57	0.18	0.75	(0.57)	(0.01)	0.00
03/31/2006	9.70	0.59	0.08	0.67	(0.60)	0.00	0.00
03/31/2005	9.69	0.56	0.01	0.57	(0.56)	0.00	0.00
Class R
09/30/2009+	6.56	0.32	1.93	2.25	(0.33)	0.00	0.00
03/31/2009	9.20	0.62	(2.63)	(2.01)	(0.56)	0.00	(0.07)
03/31/2008	9.94	0.62	(0.70)	(0.08)	(0.65)	(0.01)	0.00
03/31/2007	9.77	0.62	0.18	0.80	(0.62)	(0.01)	0.00
03/31/2006	9.70	0.65	0.07	0.72	(0.65)	0.00	0.00
03/31/2005	9.69	0.60	0.02	0.62	(0.61)	0.00	0.00

Income Fund
Class A
09/30/2009+	$8.54	$0.32	$1.16	$1.48	$(0.28)	$0.00	$0.00
03/31/2009	9.92	0.65	(1.43)	(0.78)	(0.60)	0.00	0.00
03/31/2008	10.00	0.53	(0.08)	0.45	(0.53)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class C
09/30/2009+	8.54	0.29	1.16	1.45	(0.25)	0.00	0.00
03/31/2009	9.92	0.58	(1.44)	(0.86)	(0.52)	0.00	0.00
03/31/2008	10.00	0.46	(0.08)	0.38	(0.46)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00
Class R
09/30/2009+	8.54	0.31	1.16	1.47	(0.27)	0.00	0.00
03/31/2009	9.92	0.62	(1.43)	(0.81)	(0.57)	0.00	0.00
03/31/2008	10.00	0.51	(0.08)	0.43	(0.51)	0.00	0.00
03/30/2007 - 03/31/2007	10.00	0.00	0.00	0.00	0.00	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

218	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.34)	$8.48	34.95%	$852,631	0.92	%*	0.92	%*	0.90	%*	0.90	%*	8.62	%*	97%
(0.65)	6.56	(22.34)	622,918	0.91		0.91		0.90		0.90		8.05		354
(0.68)	9.20	(0.71)	746,475	0.91		0.91		0.90		0.90		6.73		187
(0.66)	9.94	8.76	811,521	0.90		0.90		0.90		0.90		6.65		75
(0.68)	9.77	7.95	983,662	0.90		0.90		0.90		0.90		6.83		105
(0.64)	9.70	6.87	996,147	0.90		0.90		0.90		0.90		6.49		62

(0.31)	8.48	34.46	171,082	1.67	*	1.67	*	1.65	*	1.65	*	7.89	*	97
(0.59)	6.56	(22.92)	136,774	1.66		1.66		1.65		1.65		7.17		354
(0.61)	9.20	(1.44)	277,780	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.96	413,598	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	504,772	1.65		1.65		1.65		1.65		6.05		105
(0.56)	9.70	6.08	646,112	1.65		1.65		1.65		1.65		5.73		62

(0.31)	8.48	34.46	457,539	1.67	*	1.67	*	1.65	*	1.65	*	7.87	*	97
(0.59)	6.56	(22.92)	320,788	1.66		1.66		1.65		1.65		7.25		354
(0.61)	9.20	(1.44)	490,422	1.66		1.66		1.65		1.65		5.99		187
(0.58)	9.94	7.95	651,392	1.65		1.65		1.65		1.65		5.90		75
(0.60)	9.77	7.14	734,019	1.65		1.65		1.65		1.65		6.05		105
(0.56)	9.70	6.08	909,031	1.65		1.65		1.65		1.65		5.74		62

(0.33)	8.48	34.78	24,373	1.17	*	1.17	*	1.15	*	1.15	*	8.38	*	97
(0.63)	6.56	(22.53)	14,963	1.16		1.16		1.15		1.15		7.85		354
(0.66)	9.20	(0.96)	15,556	1.16		1.16		1.15		1.15		6.45		187
(0.63)	9.94	8.49	16,405	1.15		1.15		1.15		1.15		6.40		75
(0.65)	9.77	7.67	13,138	1.15		1.15		1.15		1.15		6.62		105
(0.61)	9.70	6.60	6,910	1.15		1.15		1.15		1.15		6.15		62

$(0.28)	$9.74	17.62%	$20,033	0.94	%*	0.99	%*	0.85	%*	0.90	%*	7.10	%*	83%
(0.60)	8.54	(8.12)	15,536	1.37		1.42		0.85		0.90		7.26		153
(0.53)	9.92	4.65	2,008	1.84		1.89		0.85		0.90		5.26		276
0.00	10.00	0.00	10	0.85	*	0.85	*	0.85	*	0.85	*	(0.85	)*	0

(0.25)	9.74	17.15	14,191	1.69	*	1.74	*	1.60	*	1.65	*	6.27	*	83
(0.52)	8.54	(8.91)	7,159	2.14		2.19		1.60		1.65		6.37		153
(0.46)	9.92	3.87	1,484	2.69		2.74		1.60		1.65		4.62		276
0.00	10.00	0.00	10	1.60	*	1.60	*	1.60	*	1.60	*	(1.60	)*	0

(0.27)	9.74	17.46	35	1.19	*	1.24	*	1.10	*	1.15	*	6.84	*	83
(0.57)	8.54	(8.38)	21	1.70		1.75		1.10		1.15		6.75		153
(0.51)	9.92	4.41	10	2.88		3.19		1.10		1.41		5.15		276
0.00	10.00	0.00	10	1.10	*	1.10	*	1.10	*	1.10	*	(1.10	)*	0

Semiannual Report	September 30, 2009	219

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Investment Grade Corporate Bond Fund
Class A
09/30/2009+	$9.66	$0.27	$1.54	$1.81	$(0.30)	$0.00	$0.00
03/31/2009	10.44	0.48	(0.74)	(0.26)	(0.48)	(0.04)	0.00
03/31/2008	10.37	0.49	0.10	0.59	(0.49)	(0.03)	0.00
03/31/2007	10.17	0.46	0.22	0.68	(0.46)	(0.02)	0.00
03/31/2006	10.38	0.42	(0.19)	0.23	(0.43)	(0.01)	0.00
07/30/2004 - 03/31/2005	10.47	0.25	0.12	0.37	(0.26)	(0.20)	0.00
Class C
09/30/2009+	9.66	0.24	1.53	1.77	(0.26)	0.00	0.00
03/31/2009	10.44	0.41	(0.74)	(0.33)	(0.41)	(0.04)	0.00
03/31/2008	10.37	0.41	0.11	0.52	(0.42)	(0.03)	0.00
03/31/2007	10.17	0.38	0.22	0.60	(0.38)	(0.02)	0.00
03/31/2006	10.38	0.34	(0.19)	0.15	(0.35)	(0.01)	0.00
07/30/2004 - 03/31/2005	10.47	0.20	0.12	0.32	(0.21)	(0.20)	0.00

Long-Term U.S. Government Fund
Class A
09/30/2009+	$11.58	$0.22	$0.24	$0.46	$(0.24)	$0.00	$0.00
03/31/2009	11.30	0.42	0.37	0.79	(0.43)	(0.08)	0.00
03/31/2008	10.66	0.48	0.63	1.11	(0.47)	0.00	0.00
03/31/2007	10.48	0.47	0.19	0.66	(0.47)	(0.01)	0.00
03/31/2006	10.77	0.38	(0.28)	0.10	(0.38)	(0.01)	0.00
03/31/2005	11.35	0.30	(0.22)	0.08	(0.31)	(0.35)	0.00
Class B
09/30/2009+	11.58	0.18	0.23	0.41	(0.19)	0.00	0.00
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)	0.00
03/31/2008	10.66	0.40	0.64	1.04	(0.40)	0.00	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)	0.00
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)	0.00
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)	0.00
Class C
09/30/2009+	11.58	0.18	0.23	0.41	(0.19)	0.00	0.00
03/31/2009	11.30	0.34	0.36	0.70	(0.34)	(0.08)	0.00
03/31/2008	10.66	0.40	0.63	1.03	(0.39)	0.00	0.00
03/31/2007	10.48	0.39	0.19	0.58	(0.39)	(0.01)	0.00
03/31/2006	10.77	0.29	(0.28)	0.01	(0.29)	(0.01)	0.00
03/31/2005	11.35	0.22	(0.23)	(0.01)	(0.22)	(0.35)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced to 0.025% to 0.225%.

220	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.30)	$11.17	18.90%	$541,102	0.90	%*	0.90	%*	0.90	%*	0.90	%*	5.25	%*	170%
(0.52)	9.66	(2.44)	376,473	0.90		0.90		0.90		0.90		4.92		348
(0.52)	10.44	5.92	33,922	0.97		0.97		0.90		0.90		4.70		115
(0.48)	10.37	6.83	27,922	0.90		0.90		0.90		0.90		4.44		98
(0.44)	10.17	2.17	16,345	0.90		0.90		0.90		0.90		4.05		168
(0.46)	10.38	3.49	2,599	0.90	*	0.90	*	0.90	*	0.90	*	3.63	*	57

(0.26)	11.17	18.46	282,560	1.65	*	1.65	*	1.65	*	1.65	*	4.47	*	170
(0.45)	9.66	(3.16)	121,602	1.65		1.65		1.65		1.65		4.16		348
(0.45)	10.44	5.14	9,060	1.72		1.72		1.65		1.65		3.95		115
(0.40)	10.37	6.03	6,493	1.65		1.65		1.65		1.65		3.69		98
(0.36)	10.17	1.40	6,204	1.65		1.65		1.65		1.65		3.29		168
(0.41)	10.38	2.95	1,385	1.65	*	1.65	*	1.65	*	1.65	*	2.82	*	57

$(0.24)	$11.80	4.05%	$213,003	0.89	5%*	0.89	5%*	0.87	5%*	0.87	5%*	3.87	%*	281%
(0.51)	11.58	7.27	201,456	0.90	5	0.90	5	0.87	5	0.87	5	3.82		367
(0.47)	11.30	10.78	233,321	0.87	5	0.87	5	0.87	5	0.87	5	4.43		291
(0.48)	10.66	6.41	179,750	0.87	5	0.87	5	0.87	5	0.87	5	4.45		971
(0.39)	10.48	0.79	140,369	0.89	(b)	0.89	(b)	0.89	(b)	0.89	(b)	3.41		788
(0.66)	10.77	0.77	124,471	0.90		0.90		0.90		0.90		2.76		321

(0.19)	11.80	3.66	23,459	1.64	5*	1.64	5*	1.62	5*	1.62	5*	3.15	*	281
(0.42)	11.58	6.47	26,934	1.65	5	1.65	5	1.62	5	1.62	5	3.07		367
(0.40)	11.30	9.97	32,425	1.62	5	1.62	5	1.62	5	1.62	5	3.73		291
(0.40)	10.66	5.62	36,900	1.62	5	1.62	5	1.62	5	1.62	5	3.71		971
(0.30)	10.48	0.04	45,638	1.64	(b)	1.64	(b)	1.64	(b)	1.64	(b)	2.61		788
(0.57)	10.77	0.02	60,124	1.65		1.65		1.65		1.65		2.02		321

(0.19)	11.80	3.66	54,020	1.64	5*	1.64	5*	1.62	5*	1.62	5*	3.14	*	281
(0.42)	11.58	6.47	56,492	1.65	5	1.65	5	1.62	5	1.62	5	3.06		367
(0.39)	11.30	9.96	52,461	1.62	5	1.62	5	1.62	5	1.62	5	3.67		291
(0.40)	10.66	5.62	39,482	1.62	5	1.62	5	1.62	5	1.62	5	3.71		971
(0.30)	10.48	0.04	38,108	1.64	(b)	1.64	(b)	1.64	(b)	1.64	(b)	2.63		788
(0.57)	10.77	0.02	41,824	1.65		1.65		1.65		1.65		2.02		321

Semiannual Report	September 30, 2009	221

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Low Duration Fund
Class A
09/30/2009+	$9.30	$0.16	$0.92	$1.08	$(0.17)	$0.00	$0.00
03/31/2009	10.14	0.38	(0.71)	(0.33)	(0.38)	(0.13)	0.00
03/31/2008	9.95	0.43	0.26	0.69	(0.43)	(0.07)	0.00
03/31/2007	9.90	0.41	0.06	0.47	(0.42)	0.00	0.00
03/31/2006	10.11	0.31	(0.15)	0.16	(0.33)	(0.04)	0.00
03/31/2005	10.31	0.16	(0.12)	0.04	(0.18)	(0.06)	0.00
Class B
09/30/2009+	9.30	0.12	0.93	1.05	(0.14)	0.00	0.00
03/31/2009	10.14	0.31	(0.71)	(0.40)	(0.31)	(0.13)	0.00
03/31/2008	9.95	0.35	0.27	0.62	(0.36)	(0.07)	0.00
03/31/2007	9.90	0.34	0.06	0.40	(0.35)	0.00	0.00
03/31/2006	10.11	0.24	(0.16)	0.08	(0.25)	(0.04)	0.00
03/31/2005	10.31	0.09	(0.13)	(0.04)	(0.10)	(0.06)	0.00
Class C
09/30/2009+	9.30	0.13	0.93	1.06	(0.15)	0.00	0.00
03/31/2009	10.14	0.33	(0.71)	(0.38)	(0.33)	(0.13)	0.00
03/31/2008	9.95	0.38	0.26	0.64	(0.38)	(0.07)	0.00
03/31/2007	9.90	0.36	0.06	0.42	(0.37)	0.00	0.00
03/31/2006	10.11	0.26	(0.15)	0.11	(0.28)	(0.04)	0.00
03/31/2005	10.31	0.11	(0.12)	(0.01)	(0.13)	(0.06)	0.00
Class R
09/30/2009+	9.30	0.14	0.93	1.07	(0.16)	0.00	0.00
03/31/2009	10.14	0.35	(0.70)	(0.35)	(0.36)	(0.13)	0.00
03/31/2008	9.95	0.41	0.26	0.67	(0.41)	(0.07)	0.00
03/31/2007	9.90	0.39	0.06	0.45	(0.40)	0.00	0.00
03/31/2006	10.11	0.30	(0.17)	0.13	(0.30)	(0.04)	0.00
03/31/2005	10.31	0.15	(0.14)	0.01	(0.15)	(0.06)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.35%.

222	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.17)	$10.21	11.73%	$2,136,181	0.85	%*	0.85	%*	0.85	%*	0.85	%*	3.14	%*	264%
(0.51)	9.30	(3.24)	1,632,854	0.88		0.88		0.85		0.85		3.90		223
(0.50)	10.14	7.19	1,614,909	0.85		0.85		0.85		0.85		4.24		141
(0.42)	9.95	4.86	1,164,861	0.85		0.85		0.85		0.85		4.16		73
(0.37)	9.90	1.56	1,493,640	0.88	(b)	0.88	(b)	0.88	(b)	0.88	(b)	3.13		68
(0.24)	10.11	0.43	1,904,647	0.90		0.90		0.90		0.90		1.61		278

(0.14)	10.21	11.32	100,718	1.60	*	1.60	*	1.60	*	1.60	*	2.45	*	264
(0.44)	9.30	(3.96)	105,595	1.63		1.63		1.60		1.60		3.14		223
(0.43)	10.14	6.40	162,843	1.60		1.60		1.60		1.60		3.54		141
(0.35)	9.95	4.08	208,559	1.60		1.60		1.60		1.60		3.40		73
(0.29)	9.90	0.80	305,913	1.63	(b)	1.63	(b)	1.63	(b)	1.63	(b)	2.35		68
(0.16)	10.11	(0.32)	450,456	1.65		1.65		1.65		1.65		0.86		278

(0.15)	10.21	11.45	554,901	1.35	*	1.35	*	1.35	*	1.35	*	2.62	*	264
(0.46)	9.30	(3.72)	363,986	1.38		1.38		1.35		1.35		3.40		223
(0.45)	10.14	6.66	387,133	1.35		1.35		1.35		1.35		3.78		141
(0.37)	9.95	4.34	417,945	1.35		1.35		1.35		1.35		3.65		73
(0.32)	9.90	1.05	607,046	1.38	(b)	1.38	(b)	1.38	(b)	1.38	(b)	2.60		68
(0.19)	10.11	(0.07)	935,536	1.40		1.40		1.40		1.40		1.10		278

(0.16)	10.21	11.59	29,944	1.10	*	1.10	*	1.10	*	1.10	*	2.90	*	264
(0.49)	9.30	(3.49)	21,872	1.13		1.13		1.10		1.10		3.64		223
(0.48)	10.14	6.93	9,642	1.10		1.10		1.10		1.10		4.05		141
(0.40)	9.95	4.60	11,305	1.10		1.10		1.10		1.10		3.89		73
(0.34)	9.90	1.30	15,386	1.12	(b)	1.12	(b)	1.12	(b)	1.12	(b)	3.00		68
(0.21)	10.11	0.17	4,718	1.15		1.15		1.15		1.15		1.43		278

Semiannual Report	September 30, 2009	223

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Money Market Fund
Class A
09/30/2009+	$1.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
Class B
09/30/2009+	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2008	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2007	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
Class C
09/30/2009+	1.00	0.00	0.00	0.00	0.00	0.00	0.00
03/31/2009	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00
03/31/2008	1.00	0.04	0.00	0.04	(0.04)	0.00	0.00
03/31/2007	1.00	0.05	0.00	0.05	(0.05)	0.00	0.00
03/31/2006	1.00	0.03	0.00	0.03	(0.03)	0.00	0.00
03/31/2005	1.00	0.01	0.00	0.01	(0.01)	0.00	0.00

Mortgage-Backed Securities Fund
Class A
09/30/2009+	$10.21	$0.28	$0.59	$0.87	$(0.26)	$0.00	$0.00
03/31/2009	10.88	0.69	(0.62)	0.07	(0.65)	(0.09)	0.00
03/31/2008	10.72	0.50	0.22	0.72	(0.49)	(0.07)	0.00
03/31/2007	10.47	0.47	0.25	0.72	(0.47)	0.00	0.00
03/31/2006	10.62	0.37	(0.13)	0.24	(0.39)	0.00	0.00
03/31/2005	10.83	0.23	0.06	0.29	(0.27)	(0.23)	0.00
Class B
09/30/2009+	10.21	0.24	0.59	0.83	(0.22)	0.00	0.00
03/31/2009	10.88	0.58	(0.59)	(0.01)	(0.57)	(0.09)	0.00
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)	0.00
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)	0.00
Class C
09/30/2009+	10.21	0.24	0.59	0.83	(0.22)	0.00	0.00
03/31/2009	10.88	0.60	(0.61)	(0.01)	(0.57)	(0.09)	0.00
03/31/2008	10.72	0.42	0.22	0.64	(0.41)	(0.07)	0.00
03/31/2007	10.47	0.39	0.25	0.64	(0.39)	0.00	0.00
03/31/2006	10.62	0.29	(0.13)	0.16	(0.31)	0.00	0.00
03/31/2005	10.83	0.15	0.06	0.21	(0.19)	(0.23)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2004, the advisory fee was reduced to 0.12%.
(c)	Effective October 1, 2004, the Fund's administrative fee was reduced by 0.05% to an annual rate of 0.35%.

224	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$1.00	0.06%	$120,461	0.34	%*	0.61	%*	0.33	%*	0.60	%*	0.05	%*	N/A
(0.01)	1.00	1.26	194,007	0.54		0.59		0.54		0.59		1.04		N/A
(0.04)	1.00	4.43	108,430	0.57		0.57		0.57		0.57		4.28		N/A
(0.05)	1.00	4.77	75,947	0.57		0.57		0.57		0.57		4.69		N/A
(0.03)	1.00	3.22	64,212	0.57		0.57		0.57		0.57		3.10		N/A
(0.01)	1.00	1.12	95,033	0.62	(b)(c)	0.62	(b)(c)	0.62	(b)(c)	0.62	(b)(c)	1.08		N/A

0.00	1.00	0.06	45,713	0.33	*	1.51	*	0.32	*	1.50	*	0.05	*	N/A
(0.01)	1.00	0.64	72,511	1.13		1.49		1.13		1.49		0.55		N/A
(0.03)	1.00	3.50	56,818	1.47		1.47		1.47		1.47		3.40		N/A
(0.04)	1.00	4.38	49,405	0.95		1.47		0.95		1.47		4.33		N/A
(0.03)	1.00	2.83	40,366	0.95		1.47		0.95		1.47		2.75		N/A
(0.01)	1.00	0.71	57,408	1.03	(b)	1.52	(b)	1.03	(b)	1.52	(b)	0.64		N/A

0.00	1.00	0.06	80,766	0.34	*	0.61	*	0.33	*	0.60	*	0.05	*	N/A
(0.01)	1.00	1.26	126,219	0.54		0.59		0.54		0.59		1.02		N/A
(0.04)	1.00	4.44	71,946	0.57		0.57		0.57		0.57		4.30		N/A
(0.05)	1.00	4.78	59,031	0.57		0.57		0.57		0.57		4.70		N/A
(0.03)	1.00	3.22	57,589	0.57		0.57		0.57		0.57		3.10		N/A
(0.01)	1.00	1.12	92,016	0.62	(b)(c)	0.62	(b)(c)	0.62	(b)(c)	0.62	(b)(c)	1.01		N/A

$(0.26)	$10.82	8.67%	$100,085	1.01	%*	1.01	%*	0.90	%*	0.90	%*	5.35	%*	507%
(0.74)	10.21	0.77	87,417	2.04		2.04		0.90		0.90		6.60		1,093
(0.56)	10.88	6.93	55,202	1.56		1.56		0.90		0.90		4.65		630
(0.47)	10.72	7.08	42,395	0.90		0.90		0.90		0.90		4.46		780
(0.39)	10.47	2.24	35,258	0.90		0.90		0.90		0.90		3.51		711
(0.50)	10.62	2.68	30,797	0.90		0.90		0.90		0.90		2.16		824

(0.22)	10.82	8.27	11,051	1.76	*	1.76	*	1.65	*	1.65	*	4.63	*	507
(0.66)	10.21	0.02	10,466	2.74		2.74		1.65		1.65		5.56		1,093
(0.48)	10.88	6.14	15,544	2.29		2.29		1.65		1.65		3.92		630
(0.39)	10.72	6.29	16,404	1.65		1.65		1.65		1.65		3.72		780
(0.31)	10.47	1.48	14,970	1.65		1.65		1.65		1.65		2.74		711
(0.42)	10.62	1.91	17,104	1.65		1.65		1.65		1.65		1.40		824

(0.22)	10.82	8.26	55,046	1.76	*	1.76	*	1.65	*	1.65	*	4.56	*	507
(0.66)	10.21	0.01	34,962	2.77		2.77		1.65		1.65		5.77		1,093
(0.48)	10.88	6.14	29,365	2.29		2.29		1.65		1.65		3.91		630
(0.39)	10.72	6.28	28,454	1.65		1.65		1.65		1.65		3.72		780
(0.31)	10.47	1.48	22,129	1.65		1.65		1.65		1.65		2.75		711
(0.42)	10.62	1.91	23,596	1.65		1.65		1.65		1.65		1.41		824

Semiannual Report	September 30, 2009	225

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Short-Term Fund
Class A
09/30/2009+	$9.39	$0.09	$0.42	$0.51	$(0.10)	$0.00	$0.00
03/31/2009	9.81	0.35	(0.29)	0.06	(0.33)	(0.15)	0.00
03/31/2008	9.96	0.45	(0.12)	0.33	(0.45)	(0.03)	0.00
03/31/2007	9.98	0.44	0.00	0.44	(0.43)	(0.03)	0.00
03/31/2006	10.01	0.31	(0.02)	0.29	(0.32)	0.00	0.00
03/31/2005	10.07	0.13	(0.02)	0.11	(0.14)	(0.03)	0.00
Class B
09/30/2009+	9.39	0.07	0.41	0.48	(0.07)	0.00	0.00
03/31/2009	9.81	0.28	(0.29)	(0.01)	(0.26)	(0.15)	0.00
03/31/2008	9.96	0.38	(0.13)	0.25	(0.37)	(0.03)	0.00
03/31/2007	9.98	0.37	0.00	0.37	(0.36)	(0.03)	0.00
03/31/2006	10.01	0.23	(0.02)	0.21	(0.24)	0.00	0.00
03/31/2005	10.07	0.06	(0.03)	0.03	(0.06)	(0.03)	0.00
Class C
09/30/2009+	9.39	0.09	0.41	0.50	(0.09)	0.00	0.00
03/31/2009	9.81	0.32	(0.29)	0.03	(0.30)	(0.15)	0.00
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)	0.00
03/31/2007	9.98	0.41	0.00	0.41	(0.40)	(0.03)	0.00
03/31/2006	10.01	0.28	(0.02)	0.26	(0.29)	0.00	0.00
03/31/2005	10.07	0.10	(0.02)	0.08	(0.11)	(0.03)	0.00
Class R
09/30/2009+	9.39	0.09	0.41	0.50	(0.09)	0.00	0.00
03/31/2009	9.81	0.32	(0.28)	0.04	(0.31)	(0.15)	0.00
03/31/2008	9.96	0.42	(0.12)	0.30	(0.42)	(0.03)	0.00
03/31/2007	9.98	0.42	0.00	0.42	(0.41)	(0.03)	0.00
03/31/2006	10.01	0.31	(0.05)	0.26	(0.29)	0.00	0.00
03/31/2005	10.07	0.12	(0.04)	0.08	(0.11)	(0.03)	0.00

Unconstrained Bond Fund
Class A
09/30/2009+	$10.17	$0.18	$0.91	$1.09	$(0.18)	$0.00	$0.00
06/30/2008 - 03/31/2009	10.00	0.19	0.11	0.30	(0.13)	0.00	0.00
Class C
09/30/2009+	10.17	0.13	0.92	1.05	(0.14)	0.00	0.00
07/31/2008 - 03/31/2009	9.89	0.13	0.23	0.36	(0.08)	0.00	0.00
Class R
09/30/2009+	10.17	0.17	0.91	1.08	(0.17)	0.00	0.00
07/31/2008 - 03/31/2009	9.89	0.17	0.22	0.39	(0.11)	0.00	0.00

Unconstrained Tax Managed Bond Fund
Class A
09/30/2009+	$9.77	$0.09	$0.75	$0.84	$(0.11)	$0.00	$0.00
01/30/2009 - 03/31/2009	10.00	0.02	(0.23)	(0.21)	(0.02)	0.00	0.00
Class C
09/30/2009+	9.77	0.05	0.75	0.80	(0.07)	0.00	0.00
01/30/2009 - 03/31/2009	10.00	0.01	(0.23)	(0.22)	(0.01)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	PIMCO and Distributor have contractually agreed to waive 0.05% of the Fund's administrative fee and distribution and/or service/12b-1 fees.
(c)	Effective October 1, 2007, the administrative fee was reduced by 0.05% to an annual rate of 0.30%.

226	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.10)	$9.80	5.49%	$1,191,595	0.81	%*	0.81	%*	0.80	%*	0.80	%*	1.95	%*	291%
(0.48)	9.39	0.66	382,308	0.85		0.85		0.80		0.80		3.62		582
(0.48)	9.81	3.34	201,097	0.84	(c)	0.84	(c)	0.83	(c)	0.83	(c)	4.52		191
(0.46)	9.96	4.51	259,410	0.75	(b)	0.80		0.75	(b)	0.80		4.42		187
(0.32)	9.98	2.91	315,399	0.75	(b)	0.80		0.75	(b)	0.80		3.07		230
(0.17)	10.01	1.10	521,189	0.85	(b)	0.90		0.85	(b)	0.90		1.32		356

(0.07)	9.80	5.10	8,389	1.56	*	1.56	*	1.55	*	1.55	*	1.46	*	291
(0.41)	9.39	(0.09)	8,359	1.60		1.60		1.55		1.55		2.90		582
(0.40)	9.81	2.57	9,485	1.59	(c)	1.59	(c)	1.58	(c)	1.58	(c)	3.78		191
(0.39)	9.96	3.73	14,144	1.50	(b)	1.55		1.50	(b)	1.55		3.66		187
(0.24)	9.98	2.13	19,070	1.50	(b)	1.55		1.50	(b)	1.55		2.30		230
(0.09)	10.01	0.35	32,842	1.60	(b)	1.65		1.60	(b)	1.65		0.60		356

(0.09)	9.80	5.34	236,204	1.11	*	1.11	*	1.10	*	1.10	*	1.77	*	291
(0.45)	9.39	0.36	124,847	1.15		1.15		1.10		1.10		3.34		582
(0.45)	9.81	3.03	100,746	1.14	(c)	1.14	(c)	1.13	(c)	1.13	(c)	4.22		191
(0.43)	9.96	4.19	121,666	1.05	(b)	1.10		1.05	(b)	1.10		4.11		187
(0.29)	9.98	2.60	173,897	1.05	(b)	1.10		1.05	(b)	1.10		2.77		230
(0.14)	10.01	0.80	265,718	1.15	(b)	1.20		1.15	(b)	1.20		1.02		356

(0.09)	9.80	5.36	4,403	1.06	*	1.06	*	1.05	*	1.05	*	1.87	*	291
(0.46)	9.39	0.41	2,583	1.10		1.10		1.05		1.05		3.35		582
(0.45)	9.81	3.07	948	1.08	(c)	1.08	(c)	1.07	(c)	1.07	(c)	4.20		191
(0.44)	9.96	4.25	632	1.00	(b)	1.05		1.00	(b)	1.05		4.18		187
(0.29)	9.98	2.64	626	1.00	(b)	1.05		1.00	(b)	1.05		3.05		230
(0.14)	10.01	0.84	504	1.10	(b)	1.15		1.10	(b)	1.15		1.23		356

$(0.18)	$11.08	10.79%	$501,982	1.30	%*	1.30	%*	1.30	%*	1.30	%*	3.27	%*	369%
(0.13)	10.17	3.08	198,080	1.31	*	1.33	*	1.30	*	1.32	*	2.48	*	417

(0.14)	11.08	10.37	182,779	2.05	*	2.05	*	2.05	*	2.05	*	2.39	*	369
(0.08)	10.17	3.66	41,397	2.06	*	2.08	*	2.05	*	2.07	*	1.91	*	417

(0.17)	11.08	10.65	11,798	1.55	*	1.55	*	1.55	*	1.55	*	3.18	*	369
(0.11)	10.17	3.99	9,537	1.56	*	1.58	*	1.55	*	1.57	*	2.52	*	417

$(0.11)	$10.50	8.66%	$7,313	1.10	%*	1.24	%*	1.10	%*	1.24	%*	1.85	%*	186%
(0.02)	9.77	(2.08)	1,384	1.10	*	9.29	*	1.10	*	9.29	*	1.11	*	0

(0.07)	10.50	8.25	1,568	1.85	*	1.99	*	1.85	*	1.99	*	1.00	*	186
(0.01)	9.77	(2.18)	174	1.85	*	9.16	*	1.85	*	9.16	*	0.49	*	0

Semiannual Report	September 30, 2009	227

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)

Assets:
Investments, at value	$1,634,731	$2,546,834	$1,133,120	$2,433,413	$558,371	$2,198,255
Investments in Affiliates, at value	113,181	102,613	50,816	8,138	2,696	50,114
Repurchase agreements, at value	10,743	18,647	7,103	3,000	984	8,185
Cash	2,797	2,907	1,399	6,847	2,430	0
Deposits with counterparty	0	70	307	0	0	7
Foreign currency, at value	8,882	10,687	5,331	2,255	1,926	8,080
Receivable for investments sold	9,374	396,673	1,346	475,887	78,364	546,915
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for Fund shares sold	16,014	1,781	8,318	9,309	740	16,167
Interest and dividends receivable	14,224	35,098	24,462	35,660	5,856	26,206
Dividends receivable from Affiliates	53	31	32	5	5	14
Variation margin receivable	80	494	5	281	0	250
Swap premiums paid	73	7,958	3,409	3,898	1,665	7,577
Unrealized appreciation on foreign currency contracts	165,586	3,531	107,967	2,874	1,210	33,657
Unrealized appreciation on swap agreements	312	36,802	17,071	9,883	19,336	20,393
Other assets	0	0	0	0	0	0
	1,976,050	3,164,126	1,360,686	2,991,450	673,583	2,915,820

Liabilities:
Payable for reverse repurchase agreements	$0	$14,189	$0	$59,072	$4,610	$77,507
Payable for investments purchased	16,796	350,447	26,152	347,583	107,662	467,518
Payable for investments in Affiliates purchased	53	31	32	5	2,505	14
Payable for investments purchased on a delayed-delivery basis	0	59,869	0	0	1,362	23,899
Payable for short sales	2,742	2,847	0	14,238	0	240,933
Deposits from counterparty	125,176	13,371	72,363	9,471	12,631	44,742
Payable for Fund shares redeemed	2,077	26,471	2,334	3,077	3,053	3,400
Dividends payable	452	1,213	692	3,911	421	877
Overdraft due to custodian	0	0	0	0	0	101
Written options outstanding	150	1,372	83	1,366	199	1,535
Accrued related party fees	1,399	1,706	942	2,012	306	1,009
Variation margin payable	0	0	0	0	0	0
Recoupment payable to Manager	0	0	2	0	0	0
Swap premiums received	0	20,757	3,567	305	17,833	5,099
Unrealized depreciation on foreign currency contracts	45,306	3,974	71,509	10,023	2,110	14,402
Unrealized depreciation on swap agreements	1	35,133	3,702	6,052	14,994	8,462
Other liabilities	2	9	872	73	0	22
	194,154	531,389	182,250	457,188	167,686	889,520

Net Assets	$1,781,896	$2,632,737	$1,178,436	$2,534,262	$505,897	$2,026,300

Net Assets Consist of:
Paid in capital	$2,665,645	$2,752,602	$1,275,516	$2,729,162	$887,761	$2,120,901
Undistributed (overdistributed) net investment income	(58,709)	(31,657)	(67,614)	(126,694)	(13,910)	(50,684)
Accumulated undistributed net realized gain (loss)	(905,008)	(116,919)	(89,566)	(213,710)	(357,207)	1,459
Net unrealized appreciation (depreciation)	79,968	28,711	60,100	145,504	(10,747)	(45,376)
	$1,781,896	$2,632,737	$1,178,436	$2,534,262	$505,897	$2,026,300

Net Assets:
Class A	$183,608	$103,769	$44,873	$257,786	$70,432	$232,497
Class B	0	28,154	0	45,141	0	0
Class C	84,338	81,978	10,944	105,081	43,075	70,946
Class R	0	0	0	0	0	0
Other Classes	1,513,950	2,418,836	1,122,619	2,126,254	392,390	1,722,857

Shares Issued and Outstanding:
Class A	18,529	9,989	4,577	25,193	8,284	22,885
Class B	0	2,710	0	4,412	0	0
Class C	8,511	7,891	1,116	10,269	5,067	6,984
Class R	0	0	0	0	0	0

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$9.91	$10.39	$9.80	$10.23	$8.50	$10.16
Class B	NA	10.39	NA	10.23	NA	NA
Class C	9.91	10.39	9.80	10.23	8.50	10.16
Class R	NA	NA	NA	NA	NA	NA

Cost of Investments Owned	$1,678,554	$2,527,199	$1,125,092	$2,288,829	$573,334	$2,273,868
Cost of Investments in Affiliates Owned	$113,183	$102,617	$50,814	$8,138	$2,696	$50,114
Cost of Repurchase Agreements Owned	$10,743	$18,647	$7,103	$3,000	$984	$8,185
Cost of Foreign Currency Held	$8,654	$10,509	$5,318	$2,240	$1,902	$12,822
Proceeds Received on Short Sales	$2,733	$2,835	$0	$14,189	$0	$239,870
Premiums Received on Written Options	$1,821	$3,977	$928	$3,342	$930	$3,126

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

228	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Foreign Bond Fund (U.S. Dollar- Hedged)	Global Advantage Strategy Bond Fund	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	Government Money Market Fund	High Yield Fund	Income Fund	Investment Grade Corporate Bond Fund

$2,735,457	$509,579	$182,265	$2,164,579	$51,482	$7,483,975	$496,779	$6,763,928
19,703	12,354	10,914	7,248	0	17	9,224	161,330
2,826	690	584	4,533	20,961	105,906	666	4,400
973	468	216	0	1	154	2	21,134
1,635	19	0	40	0	6,177	0	7,015
25,781	4,199	1,412	0	0	12,646	563	20,167
653,154	0	56,126	3,058,682	0	24,811	370	412,923
0	0	2,341	0	0	0	0	0
4,590	1,686	306	5,705	0	14,948	331	12,396
35,174	6,568	2,310	4,228	58	153,691	3,187	93,608
4	9	2	15	0	17	2	30
156	4	1	59	0	1,303	0	959
11,270	208	759	9,730	0	52,073	4,870	16,483
9,757	5,898	596	0	0	4,035	201	13,453
15,843	238	2,172	3,557	0	65,325	4,398	51,498
0	0	0	0	0	0	1	0
3,516,323	541,920	260,004	5,258,376	72,502	7,925,078	520,594	7,579,324

$85,857	$0	$0	$0	$0	$313,219	$54,495	$193,657
567,941	11,565	45,000	3,268,247	0	9,319	25,286	671,750
4	1,609	2	15	0	17	603	30
216,440	0	10,764	0	0	0	33,526	49,446
170,455	0	10,708	664,166	0	0	0	0
11,091	1,910	1,640	10,221	0	36,830	3,380	66,693
3,961	73	147	3,412	0	24,322	51	18,855
1,889	25	124	517	4	11,406	90	4,073
0	0	0	10	0	0	0	0
1,530	246	101	1,116	0	2,770	37	4,767
1,159	307	107	948	11	4,383	142	3,195
1	119	0	0	0	159	0	274
0	5	0	0	1	0	8	0
3,857	192	547	801	0	79,376	17,618	12,321
34,475	5,295	2,059	0	0	5,289	29	4,484
12,684	141	935	1,930	0	43,414	8,624	9,126
54	0	3	0	0	0	58	0
1,111,398	21,487	72,137	3,951,383	16	530,504	143,947	1,038,671

$2,404,925	$520,433	$187,867	$1,306,993	$72,486	$7,394,574	$376,647	$6,540,653

$2,520,522	$497,052	$196,399	$1,252,505	$72,483	$8,190,309	$380,073	$5,818,248
27,346	(69)	5,585	2,610	(49)	(37,716)	930	(9,518)
(151,755)	1,920	(10,884)	33,149	52	(878,615)	(6,930)	147,193
8,812	21,530	(3,233)	18,729	0	120,596	2,574	584,730
$2,404,925	$520,433	$187,867	$1,306,993	$72,486	$7,394,574	$376,647	$6,540,653

$199,074	$32,418	$19,551	$377,509	$233	$852,631	$20,033	$541,102
12,209	0	4,368	41,711	0	171,082	0	0
46,809	6,178	15,012	209,152	201	457,539	14,191	282,560
7,772	27	0	0	0	24,373	35	0
2,139,061	481,810	148,936	678,621	72,052	5,888,949	342,388	5,716,991

19,372	2,865	2,022	32,243	234	100,495	2,057	48,451
1,188	0	452	3,563	0	20,164	0	0
4,555	546	1,553	17,864	201	53,927	1,457	25,301
756	2	0	0	0	2,873	4	0

$10.28	$11.32	$9.67	$11.71	$1.00	$8.48	$9.74	$11.17
10.28	NA	9.67	11.71	NA	8.48	NA	NA
10.28	11.32	9.67	11.71	1.00	8.48	9.74	11.17
10.28	11.32	NA	NA	NA	8.48	9.74	NA

$2,708,884	$490,363	$185,657	$2,146,010	$51,482	$7,418,211	$490,199	$6,247,582
$19,703	$12,354	$10,914	$7,248	$0	$17	$9,224	$161,330
$2,826	$690	$584	$4,533	$20,961	$105,906	$666	$4,400
$25,696	$4,208	$1,402	$0	$0	$12,652	$577	$20,600
$169,791	$0	$10,665	$660,096	$0	$0	$0	$0
$3,978	$825	$225	$1,873	$0	$10,079	$158	$10,552

Semiannual Report	September 30, 2009	229

Statements of Assets and Liabilities (Cont.)	(Unaudited) September 30, 2009

(Amounts in thousands, except per share amounts)	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond fund

Assets:
Investments, at value	$1,806,531	$14,725,612	$ 321,755	$1,297,446	$8,343,619	$2,091,958	$40,787
Investments in Affiliates, at value	31,448	5,792	0	1,940	385,475	573,542	100
Repurchase agreements, at value	5,190	76,000	154,752	2,291	28,590	15,616	1,188
Cash	3,321	10,704	1	1,801	2,014	8,093	1,740
Deposits with counterparty	735	1,905	0	0	0	2,305	223
Foreign currency, at value	0	5,509	0	0	3,287	14,062	54
Receivable for investments sold	17,865	3,944,223	0	1,464,518	757,061	339,148	1,843
Receivable for investments in Affiliates sold	0	1,097,000	0	0	82,700	0	0
Receivable for investments sold on a delayed-delivery basis	0	9,039	0	0	3,008	0	0
Receivable for Fund shares sold	5,423	117,429	1,375	1,642	58,590	25,006	708
Interest and dividends receivable	15,162	60,760	288	2,913	31,536	15,162	322
Dividends receivable from Affiliates	6	212	0	2	186	195	0
Variation margin receivable	300	753	0	22	52	341	1
Swap premiums paid	269	30,026	0	10,542	795	4,461	64
Unrealized appreciation on foreign currency contracts	0	11,788	0	0	2,848	8,154	106
Unrealized appreciation on swap agreements	11,709	90,075	0	5,610	3,708	3,562	53
Other assets	0	0	0	0	1	0	0
	1,897,959	20,186,827	478,171	2,788,727	9,703,470	3,101,605	47,189

Liabilities:
Payable for reverse repurchase agreements	$14,119	$3,424	$0	$8,000	$0	$0	$0
Payable for investments purchased	6,588	3,969,234	0	1,638,337	633,636	429,328	3,298
Payable for investments in Affiliates purchased	6	212	0	1,802	186	195	0
Payable for investments purchased on a delayed-delivery basis	216,806	8,937	0	0	2,962	0	0
Payable for short sales	4,245	1,625,020	0	246,052	347,293	132,948	1,046
Deposits from counterparty	20,261	89,574	0	10,470	10,350	7,410	0
Payable for Fund shares redeemed	1,452	32,916	3,918	1,945	15,758	1,963	18
Dividends payable	346	4,630	3	366	779	490	2
Written options outstanding	165	10,018	0	414	2,413	2	0
Accrued related party fees	772	6,591	114	538	4,008	2,135	27
Variation margin payable	0	223	0	0	0	301	4
Recoupment payable to Manager	0	0	0	0	0	35	1
Swap premium received	1,852	4,752	0	1,274	1,998	3,461	34
Unrealized depreciation on foreign currency contracts	0	4,115	0	0	2,586	3,671	69
Unrealized depreciation on swap agreements	2	22,915	0	2,635	2,104	8,646	4
Other liabilities	192	0	0	0	25	0	0
	266,806	5,782,561	4,035	1,911,833	1,024,098	590,585	4,503

Net Assets	$1,631,153	$14,404,266	$474,136	$876,894	$8,679,372	$2,511,020	$42,686

Net Assets Consist of:
Paid in capital	$1,553,883	$14,467,374	$474,106	$865,602	$8,716,294	$2,352,405	$40,983
Undistributed (overdistributed) net investment income	(1,343)	(59,439)	(134)	7,140	24,134	1,824	(7)
Accumulated undistributed net realized gain (loss)	41,362	(48,672)	164	19,775	(30,153)	56,071	318
Net unrealized appreciation (depreciation)	37,251	45,003	0	(15,623)	(30,903)	100,720	1,392
	$1,631,153	$14,404,266	$474,136	$876,894	$8,679,372	$2,511,020	$42,686

Net Assets:
Class A	$213,003	$2,136,181	$120,461	$100,085	$1,191,595	$501,982	$7,313
Class B	23,459	100,718	45,713	11,051	8,389	0	0
Class C	54,020	554,901	80,766	55,046	236,204	182,779	1,568
Class R	0	29,944	0	0	4,403	11,798	0
Other Classes	1,340,671	11,582,522	227,196	710,712	7,238,781	1,814,461	33,805

Shares Issued and Outstanding:
Class A	18,051	209,201	120,457	9,248	121,535	45,300	697
Class B	1,988	9,864	45,713	1,021	856	0	0
Class C	4,578	54,343	80,762	5,087	24,091	16,494	149
Class R	0	2,932	0	0	449	1,065	0

Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$11.80	$10.21	$1.00	$10.82	$9.80	$11.08	$10.50
Class B	11.80	10.21	1.00	10.82	9.80	NA	NA
Class C	11.80	10.21	1.00	10.82	9.80	11.08	10.50
Class R	NA	10.21	NA	NA	9.80	11.08	NA

Cost of Investments Owned	$1,787,495	$14,800,952	$321,755	$1,316,634	$8,387,272	$1,996,271	$39,381
Cost of Investments in Affiliates Owned	$31,448	$5,792	$0	$1,940	$385,479	$573,362	$100
Cost of Repurchase Agreements Owned	$5,190	$76,000	$154,752	$2,291	$28,590	$15,616	$1,188
Cost of Foreign Currency Held	$0	$5,412	$0	$0	$3,262	$14,032	$53
Proceeds Received on Short Sales	$4,220	$1,620,599	$0	$245,308	$346,164	$132,538	$1,041
Premiums Received on Written Options	$987	$18,301	$0	$1,072	$13,781	$43	$0

*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

230	PIMCO Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Developing Local Markets Fund	Diversified Income Fund	Emerging Local Bond Fund	Emerging Markets Bond Fund	Floating Income Fund	Foreign Bond Fund (Unhedged)	Foreign Bond Fund (U.S. Dollar- Hedged)

Investment Income:
Interest, net of foreign taxes*	$29,992	$73,133	$40,080	$82,668	$21,260	$50,405	$68,601
Dividends	0	0	0	11	0	5	44
Dividends from Affiliate investments	292	148	155	139	43	127	111
Miscellaneous income	0	2	10	0	0	24	7
Total Income	30,284	73,283	40,245	82,818	21,303	50,561	68,763

Expenses:
Investment advisory fees	3,786	5,050	2,534	5,384	1,075	2,257	3,035
Supervisory and administrative fees	3,706	3,521	2,879	5,182	988	2,623	3,388
Distribution fees - Class B	0	98	0	155	0	0	46
Distribution fees - Class C	294	270	27	324	56	226	163
Distribution fees - Class R	0	0	0	0	0	0	9
Servicing fees - Class A	209	102	26	293	78	236	246
Servicing fees - Class B	0	33	0	52	0	0	15
Servicing fees - Class C	98	90	9	108	46	75	54
Servicing fees - Class R	0	0	0	0	0	0	9
Distribution and/or servicing fees - Other Classes	248	35	72	209	28	465	181
Trustees' fees	1	1	1	1	0	1	1
Interest expense	52	329	51	331	8	305	418
Miscellaneous expense	1	1	3	1	1	2	3
Total Expenses	8,395	9,530	5,602	12,040	2,280	6,190	7,568

Net Investment Income	21,889	63,753	34,643	70,778	19,023	44,371	61,195

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(81,512)	(11,125)	(63,035)	(78,854)	6,945	(30,748)	23,497
Net realized gain on Affiliate investments	146	56	121	76	39	76	80
Net realized gain (loss) on futures contracts, written options and swaps	9,186	3,780	31,588	(145)	15,072	(4,214)	(22,462)
Net realized gain (loss) on foreign currency transactions	(186,908)	(35,317)	(21,175)	(6,775)	(12,974)	92,760	(143,784)
Net change in unrealized appreciation on investments	258,134	413,678	279,851	470,570	108,064	376,945	417,924
Net change in unrealized (depreciation) on Affiliate investments	(33)	(9)	(25)	(12)	(5)	0	(2)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(6,760)	66,212	132	62,206	21,894	(7,719)	14,573
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	362,126	16,295	60,836	(9,401)	4,450	8,261	6,586
Net Gain	354,379	453,570	288,293	437,665	143,485	435,361	296,412

Net Increase in Net Assets Resulting from Operations	$376,268	$517,323	$322,936	$508,443	$162,508	$479,732	$357,607

* Foreign tax withholdings	$12	$0	$1,042	$0	$0	$49	$37

Semiannual Report	September 30, 2009	231

Statements of Operations (Cont.)

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Global Advantage Strategy Bond Fund	Global Bond Fund (U.S. Dollar-Hedged)	GNMA Fund	Government Money Market Fund	High Yield Fund	Income Fund

Investment Income:
Interest, net of foreign taxes*	$3,677	$4,297	$22,609	$92	$323,640	$13,635
Dividends	0	10	0	0	8,606	24
Dividends from Affiliate investments	39	9	93	0	279	16
Miscellaneous income	0	1	0	0	6	0
Total Income	3,716	4,317	22,702	92	332,531	13,675

Expenses:
Investment advisory fees	382	213	1,494	37	8,722	424
Supervisory and administrative fees	306	283	2,064	18	11,452	367
Distribution fees - Class B	0	16	155	0	587	0
Distribution fees - Class C	11	51	670	0	1,477	36
Distribution fees - Class R	0	0	0	0	25	0
Servicing fees - Class A	21	22	454	0	939	21
Servicing fees - Class B	0	5	52	0	196	0
Servicing fees - Class C	4	17	223	0	492	12
Servicing fees - Class R	0	0	0	0	25	0
Distribution and/or servicing fees - Other Classes	8	0	210	0	1,496	7
Trustees' fees	0	0	1	0	4	0
Organization expense	22	0	0	40	0	0
Interest expense	1	4	9	1	559	155
Reimbursement to Manager	0	0	0	0	0	0
Miscellaneous expense	0	1	3	0	8	9
Total Expenses	755	612	5,335	96	25,982	1,031
Reimbursement by Manager	(18)	0	0	(38)	0	(85)
Net Expenses	737	612	5,335	58	25,982	946

Net Investment Income	2,979	3,705	17,367	34	306,549	12,729

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	68	2,178	24,395	52	(51,432)	(801)
Net realized gain on Affiliate investments	15	4	39	0	224	7
Net realized gain (loss) on futures contracts, written options and swaps	336	(2,322)	480	0	18,826	(671)
Net realized gain (loss) on foreign currency transactions	1,494	(6,959)	0	0	(32,458)	(681)
Net change in unrealized appreciation on investments	19,178	22,357	14,547	0	1,736,493	36,782
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	(56)	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,641	799	2,784	0	97,549	8,356
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	650	641	0	0	16,600	178
Net Gain	23,382	16,698	42,245	52	1,785,746	43,170

Net Increase in Net Assets Resulting from Operations	$26,361	$20,403	$59,612	$86	$2,092,295	$55,899

* Foreign tax withholdings	$0	$8	$0	$0	$13	$0

232	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund	Long-Term U.S. Government Fund	Low Duration Fund	Money Market Fund	Mortgage- Backed Securities Fund	Short-Term Fund	Unconstrained Bond Fund	Unconstrained Tax Managed Bond Fund

$174,564	$26,796	$227,229	$1,063	$30,812	$87,102	$37,361	$265
656	0	1,720	0	229	860	378	50
361	38	408	0	16	466	704	0
9	0	7	0	0	3	2	0
175,590	26,834	229,364	1,063	31,057	88,431	38,445	315

7,089	1,266	14,331	328	1,210	7,606	4,983	42
7,820	1,608	13,836	776	1,478	6,624	3,010	37
0	91	391	218	41	32	0	0
764	199	1,081	0	170	259	339	2
0	0	31	0	0	4	14	0
590	234	2,183	73	119	877	395	5
0	30	130	73	14	11	0	0
255	66	540	50	57	215	113	1
0	0	31	0	0	4	14	0
309	124	1,441	17	454	2,729	329	4
3	1	7	0	0	3	1	0
0	0	0	0	0	0	0	15
46	125	16	17	555	379	3	0
0	0	0	6	0	0	0	0
6	2	9	90	0	3	36	0
16,882	3,746	34,027	1,648	4,098	18,746	9,237	106
0	0	0	(724)	0	0	0	(15)
16,882	3,746	34,027	924	4,098	18,746	9,237	91

158,708	23,088	195,337	139	26,959	69,685	29,208	224

153,875	4,045	34,760	209	14,926	39,977	34,180	228
263	9	36	0	9	280	95	0
15,215	14,924	31,334	0	571	(26,474)	17,804	93
(13,649)	0	(15,016)	0	0	(12,595)	(1,295)	(3)
633,938	27,631	851,451	0	37,316	166,932	87,928	1,422

(79)	0	(48)	0	0	(42)	145	0
24,664	(2,837)	132,415	0	1,166	56,084	(122)	(47)
12,730	0	22,777	0	0	13,372	4,777	39
826,957	43,772	1,057,709	209	53,988	237,534	143,512	1,732

$985,665	$66,860	$1,253,046	$348	$80,947	$307,219	$172,720	$1,956

$0	$0	$0	$0	$0	$25	$0	$0

Semiannual Report	September 30, 2009	233

Statements of Changes in Net Assets

	Developing Local Markets Fund		Diversified Income Fund		Emerging Local Bond Fund		Emerging Markets Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$21,889	$173,599	$63,753	$127,773	$34,643	$108,788	$70,778	$175,863
Net realized gain (loss)	(259,234)	(613,342)	(42,662)	(41,140)	(52,622)	(135,110)	(85,774)	(195,682)
Net realized gain on Affiliate investments	146	2	56	1	121	1	76	5
Net change in unrealized appreciation (depreciation)	613,500	(723,912)	496,185	(398,213)	340,819	(337,954)	523,375	(425,303)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(33)	32	(9)	5	(25)	27	(12)	12
Net increase (decrease) resulting from operations	376,268	(1,163,621)	517,323	(311,574)	322,936	(364,248)	508,443	(445,105)

Distributions to Shareholders:
From net investment income
Class A	(1,922)	(11,762)	(2,586)	(5,789)	(671)	(195)	(7,473)	(17,895)
Class B	0	0	(727)	(1,717)	0	0	(1,161)	(2,943)
Class C	(606)	(3,429)	(2,006)	(4,248)	(206)	(20)	(2,420)	(5,634)
Class R	0	0	0	0	0	0	0	0
Other Classes	(19,140)	(156,727)	(69,358)	(126,297)	(38,459)	(27,978)	(68,503)	(177,850)
From net realized capital gains
Class A	0	(5,254)	0	(1,998)	0	0	0	(2,503)
Class B	0	0	0	(579)	0	0	0	(471)
Class C	0	(2,365)	0	(1,520)	0	0	0	(898)
Class R	0	0	0	0	0	0	0	0
Other Classes	0	(58,985)	0	(39,715)	0	0	0	(26,839)
Tax basis return of capital
Class A	0	0	0	0	0	(724)	0	(111)
Class B	0	0	0	0	0	0	0	(21)
Class C	0	0	0	0	0	(219)	0	(39)
Class R	0	0	0	0	0	0	0	0
Other Classes	0	0	0	0	0	(78,695)	0	(1,037)

Total Distributions	(21,668)	(238,522)	(74,677)	(181,863)	(39,336)	(107,831)	(79,557)	(236,241)

Fund Share Transactions:
Receipts for shares sold
Class A	63,959	314,029	30,908	42,503	31,555	18,133	71,802	81,135
Class B	0	0	2,355	3,091	0	0	3,287	3,400
Class C	10,621	73,103	14,365	18,966	5,769	4,792	22,872	16,615
Class R	0	0	0	0	0	0	0	0
Other Classes	578,281	1,798,488	492,666	419,698	591,575	711,625	509,436	858,217
Issued as reinvestment of distributions
Class A	1,369	11,423	1,742	5,023	547	766	5,497	14,256
Class B	0	0	463	1,478	0	0	909	2,625
Class C	428	4,101	1,378	4,102	161	205	1,768	4,826
Class R	0	0	0	0	0	0	0	0
Other Classes	17,160	201,873	64,138	154,357	35,133	103,137	48,054	166,023
Cost of shares redeemed
Class A	(73,851)	(381,811)	(18,907)	(56,810)	(3,540)	(17,397)	(72,704)	(132,054)
Class B	0	0	(3,210)	(16,618)	0	0	(3,706)	(17,457)
Class C	(15,413)	(86,519)	(10,653)	(45,953)	(1,596)	(3,060)	(7,565)	(39,830)
Class R	0	0	0	0	0	0	0	0
Other Classes	(1,094,202)	(3,904,281)	(316,946)	(504,213)	(1,299,151)	(514,605)	(734,019)	(1,322,955)
Net increase (decrease) resulting from Fund share transactions	(511,648)	(1,969,594)	258,299	25,624	(639,547)	303,596	(154,369)	(365,199)

Fund Redemption Fee	5	490	29	75	1	32	2	112

Total Increase (Decrease) in Net Assets	(157,043)	(3,371,247)	700,974	(467,738)	(355,946)	(168,451)	274,519	(1,046,433)

Net Assets:
Beginning of period	1,938,939	5,310,186	1,931,763	2,399,501	1,534,382	1,702,833	2,259,743	3,306,176
End of period*	$1,781,896	$1,938,939	$2,632,737	$1,931,763	$1,178,436	$1,534,382	$2,534,262	$2,259,743

*Including undistributed (overdistributed) net investment income of:	$(58,709)	$(58,930)	$(31,657)	$(20,733)	$(67,614)	$(62,921)	$(126,694)	$(117,915)

234	PIMCO Funds	See Accompanying Notes

Floating Income Fund		Foreign Bond Fund (Unhedged)		Foreign Bond Fund (U.S. Dollar-Hedged)		Global Advantage Strategy Bond Fund		Global Bond Fund (U.S. Dollar-Hedged)

Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from February 5, 2009 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$19,023	$53,205	$44,371	$132,719	$61,195	$137,743	$2,979	$18	$3,705	$10,643
9,043	(242,119)	57,798	(188,770)	(142,749)	221,606	1,898	(2)	(7,103)	8,294
39	3	76	4	80	1	15	0	4	0
134,408	100,099	377,487	(551,235)	439,083	(512,776)	21,469	61	23,797	(35,821)
(5)	5	0	0	(2)	2	0	0	0	0
162,508	(88,807)	479,732	(607,282)	357,607	(153,424)	26,361	77	20,403	(16,884)

(1,847)	0	(3,596)	(6,606)	(3,987)	(8,312)	(232)	(1)	(323)	(749)
0	0	0	0	(202)	(422)	0	0	(64)	(162)
(1,050)	0	(921)	(1,649)	(719)	(1,304)	(29)	(1)	(201)	(470)
0	0	0	0	(133)	(311)	0	0	0	0
(18,890)	0	(32,660)	(76,320)	(48,439)	(102,792)	(2,778)	(16)	(2,743)	(7,972)

0	0	0	(20,057)	0	(12,309)	0	0	0	(687)
0	0	0	0	0	(711)	0	0	0	(175)
0	0	0	(6,836)	0	(2,347)	0	0	0	(532)
0	0	0	0	0	(510)	0	0	0	0
0	0	0	(210,990)	0	(145,960)	0	0	0	(5,249)

0	(4,890)	0	(2,504)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(2,330)	0	(849)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	(49,641)	0	(25,656)	0	0	0	0	0	0

(21,78.57)	(56,861)	(37,177)	(351,467)	(53,480)	(274,978)	(3,039)	(18)	(3,331)	(15,996)

19,337	32,997	69,300	117,618	32,058	123,436	29,234	1,557	5,192	12,225
0	0	0	0	246	1,060	0	0	178	702
11,593	6,340	10,700	16,438	4,179	14,179	5,420	446	1,841	5,131
0	0	0	0	2,309	9,400	0	29	0	0
42,009	779,328	564,064	1,208,118	369,767	1,620,433	457,975	5,389	22,895	54,949
1,319	3,136	2,905	23,092	3,194	16,499	154	1	216	905
0	0	0	0	158	897	0	0	50	263
719	1,710	672	6,537	532	2,868	26	1	166	790
0	0	0	0	126	809	0	0	0	0
17,814	47,655	28,676	295,077	36,561	203,205	2,766	17	2,050	9,925
(14,761)	(91,242)	(47,307)	(207,012)	(68,818)	(143,021)	(434)	(10)	(4,566)	(13,594)
0	0	0	0	(2,076)	(7,438)	0	0	(633)	(2,491)
(5,320)	(33,099)	(8,642)	(50,131)	(5,693)	(19,646)	(39)	(35)	(1,782)	(6,686)
0	0	0	0	(3,862)	(7,932)	(6)	0	0	0
(430,027)	(1,639,232)	(944,040)	(1,770,750)	(951,505)	(1,483,852)	(5,238)	(202)	(23,033)	(127,214)
(357,317)	(892,407)	(323,672)	(361,013)	(582,824)	330,897	489,858	7,193	2,574	(65,095)

0	5	13	1,358	7	128	0	1	14	15

(216,596)	(1,038,070)	118,896	(1,318,404)	(278,690)	(97,377)	513,180	7,253	19,660	(97,960)

722,493	1,760,563	1,907,404	3,225,808	2,683,615	2,780,992	7,253	0	168,207	266,167
$505,897	$722,493	$2,026,300	$1,907,404	$2,404,925	$2,683,615	$520,433	$7,253	$187,867	$168,207

$(13,910)	$(11,146)	$(50,684)	$(57,878)	$27,346	$19,631	$(69)	$(9)	$5,585	$(5,211)

Semiannual Report	September 30, 2009	235

Statements of Changes in Net Assets  (Cont.)

	GNMA Fund		Government Money Market Fund		High Yield Fund		Income Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from January 27, 2009 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$17,367	$27,791	$34	$7	$306,549	$521,555	$12,729	$22,097
Net realized gain (loss)	24,875	18,639	52	12	(65,064)	(710,304)	(2,153)	(5,776)
Net realized gain on Affiliate investments	39	5	0	0	224	30	7	2
Net change in unrealized appreciation (depreciation)	17,331	(4,524)	0	0	1,850,642	(1,385,973)	45,316	(40,356)
Net change in unrealized appreciation (depreciation) on Affiliate investments	0	0	0	0	(56)	56	0	0
Net increase (decrease) resulting from operations	59,612	41,911	86	19	2,092,295	(1,574,636)	55,899	(24,033)

Distributions to Shareholders:
From net investment income
Class A	(6,009)	(8,771)	0	0	(33,137)	(51,141)	(533)	(422)
Class B	(530)	(1,140)	0	0	(6,324)	(12,989)	0	0
Class C	(2,253)	(2,468)	0	0	(15,909)	(25,935)	(256)	(206)
Class R	0	0	0	0	(854)	(1,105)	(1)	(1)
Other Classes	(10,925)	(16,172)	(83)	(19)	(256,477)	(411,917)	(10,478)	(20,613)
From net realized capital gains
Class A	0	(3,074)	0	0	0	0	0	0
Class B	0	(422)	0	0	0	0	0	0
Class C	0	(1,088)	0	0	0	0	0	0
Class R	0	0	0	0	0	0	0	0
Other Classes	0	(4,030)	0	0	0	0	0	0
Tax basis return of capital
Class A	0	0	0	0	0	(6,115)	0	0
Class B	0	0	0	0	0	(1,759)	0	0
Class C	0	0	0	0	0	(3,471)	0	0
Class R	0	0	0	0	0	(136)	0	0
Other Classes	0	0	0	0	0	(23,610)	0	0

Total Distributions	(19,717)	(37,165)	(83)	(19)	(312,701)	(538,178)	(11,268)	(21,242)

Fund Share Transactions:
Receipts for shares sold
Class A	163,071	344,850	248	0	190,971	364,302	5,944	16,795
Class B	6,503	18,601	0	0	10,987	10,993	0	0
Class C	86,628	122,163	201	0	62,388	87,592	6,931	8,121
Class R	0	0	0	0	6,357	9,963	8	12
Other Classes	307,061	489,295	47,384	53,395	1,519,259	3,812,267	16,569	40,979
Issued as reinvestment of distributions
Class A	4,489	8,734	0	0	23,679	40,837	292	251
Class B	342	1,048	0	0	3,666	8,003	0	0
Class C	1,568	2,439	0	0	9,970	17,452	101	103
Class R	0	0	0	0	810	1,164	1	1
Other Classes	10,041	18,833	61	21	211,214	365,322	10,414	20,563
Cost of shares redeemed
Class A	(145,319)	(126,048)	(15)	0	(174,463)	(294,642)	(3,991)	(2,558)
Class B	(5,945)	(10,091)	0	0	(20,021)	(94,494)	0	0
Class C	(29,814)	(17,419)	0	0	(34,677)	(142,641)	(1,278)	(2,014)
Class R	0	0	0	0	(2,728)	(6,382)	0	0
Other Classes	(174,867)	(250,269)	(28,557)	(255)	(2,577,795)	(2,442,187)	(9,501)	(24,135)
Net increase (decrease) resulting from Fund share transactions	223,758	602,136	19,322	53,161	(770,383)	1,737,549	25,490	58,118

Fund Redemption Fee	0	0	0	0	60	946	1	3

Total Increase (Decrease) in Net Assets	263,653	606,882	19,325	53,161	1,009,271	(374,319)	70,122	12,846

Net Assets:
Beginning of period	1,043,340	436,458	53,161	0	6,385,303	6,759,622	306,525	293,679
End of period*	$1,306,993	$1,043,340	$72,486	$53,161	$7,394,574	$6,385,303	$376,647	$306,525

*Including undistributed (overdistributed) net investment income of:	$2,610	$4,960	$(49)	$0	$(37,716)	$(31,564)	$930	$(531)

236	PIMCO Funds	See Accompanying Notes

Investment Grade Corporate Bond Fund		Long-Term U.S. Government Fund		Low Duration Fund		Money Market Fund		Mortgage-Backed Securities Fund

Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$158,708	$76,830	$23,088	$44,835	$195,337	$433,535	$139	$6,092	$26,959	$58,563
155,441	4,364	18,969	29,639	51,078	272,914	209	(45)	15,497	12,714
263	32	9	0	36	0	0	0	9	1
671,332	(87,425)	24,794	(12,788)	1,006,643	(1,054,697)	0	0	38,482	(60,363)
(79)	79	0	1	(48)	48	0	0	0	0
985,665	(6,120)	66,860	61,687	1,253,046	(348,200)	348	6,047	80,947	10,915

(13,318)	(4,623)	(3,909)	(8,084)	(30,590)	(65,532)	(80)	(1,526)	(2,380)	(4,214)
0	0	(420)	(861)	(1,456)	(4,187)	(32)	(348)	(233)	(680)
(4,970)	(1,156)	(916)	(1,706)	(6,465)	(12,801)	(56)	(1,007)	(951)	(1,677)
0	0	0	0	(406)	(1,384)	0	0	0	0
(151,066)	(73,369)	(19,678)	(34,487)	(177,102)	(353,868)	(146)	(3,192)	(21,792)	(50,188)

0	(215)	0	(1,514)	0	(22,096)	0	0	0	(604)
0	0	0	(191)	0	(1,600)	0	0	0	(98)
0	(65)	0	(436)	0	(4,903)	0	0	0	(249)
0	0	0	0	0	(477)	0	0	0	0
0	(8,711)	0	(5,403)	0	(107,364)	0	0	0	(6,489)

0	0	0	0	0	(2)	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	(10)	0	0	0	0

(169,354)	(88,139)	(24,923)	(52,682)	(216,019)	(574,224)	(314)	(6,073)	(25,356)	(64,199)

314,539	398,120	67,756	126,832	947,981	1,152,249	46,357	301,723	47,784	66,326
0	0	774	6,560	2,089	5,071	2,712	68,904	1,381	1,405
142,548	120,609	6,982	31,898	193,640	119,759	15,721	169,369	23,753	15,004
0	0	0	0	11,002	61,390	0	0	0	0
2,741,248	4,174,140	869,478	315,107	4,294,272	3,987,666	108,279	427,735	214,700	594,659

8,859	2,925	3,130	7,487	25,285	69,301	71	1,376	1,742	3,465
0	0	302	746	1,089	4,185	27	291	179	588
3,199	772	497	1,206	4,198	11,833	50	920	573	1,188
0	0	0	0	392	1,795	0	0	0	0
137,824	79,236	18,939	37,613	160,623	427,731	175	3,047	19,945	52,190

(226,484)	(49,347)	(62,853)	(169,289)	(629,494)	(1,057,067)	(119,981)	(217,519)	(42,321)	(33,536)
0	0	(4,838)	(13,220)	(17,812)	(54,986)	(29,540)	(53,499)	(1,605)	(6,218)
(13,924)	(6,047)	(10,752)	(30,853)	(45,795)	(122,566)	(61,231)	(116,014)	(6,973)	(8,728)
0	0	0	0	(5,587)	(47,473)	0	0	0	0
(1,196,889)	(910,451)	(266,447)	(1,078,293)	(1,576,014)	(5,052,305)	(141,875)	(395,044)	(411,917)	(571,950)
1,910,920	3,809,957	622,968	(764,206)	3,365,869	(493,417)	(179,235)	191,289	(152,759)	114,393

16	29	9	200	0	0	0	0	1	0

2,727,247	3,715,727	664,914	(755,001)	4,402,896	(1,415,841)	(179,201)	191,263	(97,167)	61,109

3,813,406	97,679	966,239	1,721,240	10,001,370	11,417,211	653,337	462,074	974,061	912,952
$6,540,653	$3,813,406	$1,631,153	$966,239	$14,404,266	$10,001,370	$474,136	$653,337	$876,894	$974,061

$(9,518)	$1,128	$(1,343)	$492	$(59,439)	$(38,757)	$(134)	$41	$7,140	$5,537

Semiannual Report	September 30, 2009	237

Statements of Changes in Net Assets  (Cont.)

	Short-Term Fund		Unconstrained Bond Fund		Unconstrained Tax Managed Bond Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from June 30, 2008 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Period from January 30, 2009 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$69,685	$156,525	$29,208	$6,795	$224	$10
Net realized gain	908	84,280	50,689	5,312	318	0
Net realized gain on Affiliate investments	280	22	95	0	0	0
Net change in unrealized appreciation (depreciation)	236,388	(219,264)	92,583	7,955	1,414	(22)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(42)	37	145	37	0	0
Net increase (decrease) resulting from operations	307,219	21,600	172,720	20,099	1,956	(12)

Distributions to Shareholders:
From net investment income
Class A	(6,508)	(9,687)	(4,978)	(1,115)	(37)	(1)
Class B	(59)	(228)	0	0	0	0
Class C	(1,447)	(3,289)	(1,002)	(137)	(3)	0
Class R	(28)	(78)	(170)	(49)	0	0
Other Classes	(58,467)	(135,594)	(21,801)	(4,795)	(191)	(9)
From net realized capital gains
Class A	0	(4,839)	0	(31)	0	0
Class B	0	(133)	0	0	0	0
Class C	0	(1,675)	0	(5)	0	0
Class R	0	(36)	0	0	0	0
Other Classes	0	(50,312)	0	(120)	0	0
Tax basis return of capital
Class A	0	0	0	0	0	0
Class B	0	0	0	0	0	0
Class C	0	0	0	0	0	0
Class R	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0

Total Distributions	(66,509)	(205,871)	(27,951)	(6,252)	(231)	(10)

Fund Share Transactions:
Receipts for shares sold
Class A	1,027,811	389,629	349,078	203,732	5,903	1,359
Class B	3,145	4,028	0	0	0	0
Class C	125,603	71,791	137,526	42,452	1,339	170
Class R	2,000	4,007	2,077	9,599	0	0
Other Classes	4,831,149	3,279,743	1,113,342	758,055	30,382	6,270
Issued as reinvestment of distributions
Class A	5,235	11,057	4,173	1,009	31	1
Class B	41	260	0	0	0	0
Class C	965	3,208	744	111	2	0
Class R	18	83	16	4	0	0
Other Classes	55,234	179,665	19,949	4,543	187	9
Cost of shares redeemed
Class A	(250,237)	(205,862)	(77,052)	(9,562)	(308)	0
Class B	(3,525)	(5,051)	0	0	0	0
Class C	(22,092)	(46,289)	(4,879)	(1,669)	0	0
Class R	(327)	(2,329)	(787)	(178)	0	0
Other Classes	(1,629,002)	(2,980,922)	(140,042)	(59,923)	(4,347)	(15)
Net increase resulting from Fund share transactions	4,146,018	703,018	1,404,145	948,173	33,189	7,794

Fund Redemption Fee	0	0	10	76	0	0

Total Increase in Net Assets	4,386,728	518,747	1,548,924	962,096	34,914	7,772

Net Assets:
Beginning of period	4,292,644	3,773,897	962,096	0	7,772	0
End of period*	$8,679,372	$4,292,644	$2,511,020	$962,096	$42,686	$7,772

*Including undistributed (overdistributed) net investment income of:	$24,134	$20,958	$1,824	$567	$(7)	$0

238	PIMCO Funds	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Income Fund	Mortgage- Backed Securities Fund

Increase in Cash and Foreign Currency from:

Cash flows provided by operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$56,054	$81,502

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term securities	(480,834)	(8,680,188)
Proceeds from sales of long-term securities	431,239	9,417,245
Proceeds from sales of short-term portfolio investments, net	37,747	17,872
Decrease in deposits with counterparty	0	1,094
Increase (decrease) in receivable for investments sold	33,726	(141,085)
Increase (decrease) in interest and dividends receivable	(128)	3,681
Decrease in swap premiums paid	(12,745)	(12,094)
Increase in payable for investments purchased	25,711	432,824
Increase (decrease) in accrued related party fees	29	(15)
Decrease in recoupment payable to Manager	(6)	0
Increase in other liabilities	1	0
Proceeds (payment) from futures transactions	(75)	1,055
Payment for currency transactions	(701)	0
Payment for short sale transactions	0	(298,433)
Unrealized appreciation on investments	(45,316)	(38,482)
Net realized gain (loss) on investments	2,146	(15,506)
Net amortization on investments	(818)	(1,150)
Net cash provided by operating activities	46,030	768,320

Cash flows used for financing activities:
Proceeds from shares sold	29,275	290,359
Payment on shares redeemed	(14,800)	(462,789)
Cash dividend paid*	(429)	(3,109)
Net repayment of reverse repurchase agreements	(44,546)	(592,228)
Interest expense paid	(155)	(555)
Decrease in overdraft due to custodian	(13,237)	0
Increase (decrease) in deposits from counterparty	(2,040)	1,749
Net cash used for financing activities	(45,932)	(766,573)

Net Increase in Cash and Foreign Currency	98	1,747

Cash and Foreign Currency:
Beginning of period	467	54
End of period	$565	$1,801

* Reinvestment of dividends	$10,808	$22,439

Semiannual Report	September 30, 2009	239

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares (the “Retail Classes”) of 21 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the Institutional, M, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  For all Funds except the Government Money Market Fund, the Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. The NAV of the Government Money Market Fund is valued at 5:30 p.m., Eastern time, on each day that the NYSE and Federal Reserve Bank of New York are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  Except for the Government Money Market and Money Market Funds, for purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

The Government Money Market and Money Market Funds’ securities are valued using the amortized cost method of valuation, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

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(Unaudited) September 30, 2009

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose

Semiannual Report	September 30, 2009	241

Notes to Financial Statements  (Cont.)

principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates,

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(Unaudited) September 30, 2009

and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing

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Notes to Financial Statements  (Cont.)

to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the

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swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Asset Swap Agreements  Asset swaps combine an interest rate swap with a bond and are used to alter the cash flow profile of a bond. Asset swaps can be used to transform the cash flow characteristics of reference assets, so that a Fund can hedge the currency, credit, and interest rate risks to create synthetic investments with more suitable cash flow characteristics. An asset swap package involves transactions in which a Fund acquires a bond position and then enters into an interest rate swap with the bank that sold a Fund the bond. This transforms the fixed coupon of the bond into a LIBOR based floating coupon.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices

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Notes to Financial Statements  (Cont.)

are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing its investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement

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default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain (loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with Lehman Brothers Inc. and intend to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that owed money to Lehman Brothers Special Financing Inc. have entered into a settlement agreement with Lehman Brothers Special Financing Inc. and have paid such amounts.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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Notes to Financial Statements  (Cont.)

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class		Administrative Class		A, B and C Classes	Class D	Class M	Class P		Class R
Developing Local Markets Fund	0.45%		0.40%		0.40%		0.55%	0.55%	N/A	0.50%		N/A
Diversified Income Fund	0.45%		0.30%		0.30%		0.45%	0.45%	N/A	0.40%		N/A
Emerging Local Bond Fund	0.45%		0.50%	(2)	0.50%	(2)	0.65%	0.65%	N/A	0.60%	(4)	N/A
Emerging Markets Bond Fund	0.45%		0.40%	(3)	0.40%	(3)	0.55%	0.55%	N/A	0.50%	(5)	N/A
Floating Income Fund	0.30%		0.25%		0.25%		0.40%	0.40%	N/A	0.35%		N/A
Foreign Bond Fund (Unhedged)	0.25%		0.25%		0.25%		0.45%	0.40%	N/A	0.35%		N/A
Foreign Bond Fund (U.S. Dollar-Hedged)	0.25%		0.25%		0.25%		0.45%	0.40%	N/A	0.35%		0.45%
Global Advantage Strategy Bond Fund	0.40%		0.30%		N/A		0.45%	0.45%	N/A	0.40%		0.45%
Global Bond Fund (U.S. Dollar-Hedged)	0.25%		0.30%		0.30%		0.45%	N/A	N/A	0.40%		N/A
GNMA Fund	0.25%		0.25%		N/A		0.40%	0.40%	N/A	0.35%		N/A
Government Money Market Fund	0.12%		N/A		N/A		0.21%	N/A	0.06%	0.16%		N/A
High Yield Fund	0.25%		0.30%		0.30%		0.40%	0.40%	N/A	0.40%		0.40%
Income Fund	0.25%	(1)	0.20%		0.20%		0.40%	0.25%	N/A	0.30%		0.40%
Investment Grade Corporate Bond Fund	0.25%		0.25%		0.25%		0.40%	0.40%	N/A	0.35%		N/A
Long-Term U.S. Government Fund	0.225%		0.25%		0.25%		0.40%	N/A	N/A	0.35%		N/A
Low Duration Fund	0.25%		0.21%		0.21%		0.35%	0.25%	N/A	0.31%		0.35%
Money Market Fund	0.12%		0.20%		0.20%		0.35%	N/A	N/A	N/A		N/A
Mortgage-Backed Securities Fund	0.25%		0.25%		0.25%		0.40%	0.40%	N/A	0.35%		N/A
Short-Term Fund	0.25%		0.20%		0.20%		0.30%	0.25%	N/A	0.30%		0.30%
Unconstrained Bond Fund	0.60%		0.30%		N/A		0.45%	0.45%	N/A	0.40%		0.45%
Unconstrained Tax Managed Bond Fund	0.40%		0.30%		N/A		0.45%	0.45%	N/A	0.40%		N/A

(1)	PIMCO has contractually agreed (through July 31, 2010) to waive 0.05% of the Investment Advisory Fee to 0.20%.
(2)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.45% per annum.
(3)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.02% to 0.38% per annum.
(4)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.05% to 0.55% per annum.
(5)	Effective October 1, 2009, the Fund's Supervisory and Administrative Fee was reduced by 0.02% to 0.48% per annum.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee		Servicing Fee

Class A
Government Money Market and Money Market Funds	—		0.10%
All other Funds	—		0.25%
Class B
All Funds	0.75%		0.25%
Class C
Low Duration Fund	0.50%	(1)	0.25%
Government Money Market and Money Market Funds	—		0.10%
Floating Income Fund, Short-Term Fund	0.30%		0.25%
All other Funds	0.75%		0.25%
Class D
All Funds	—		0.25%
Class R
Government Money Market Fund	—		0.25%
All Funds	0.25%		0.25%

(1)	Effective January 1, 2010, the Fund’s Distribution Fee will be reduced by 0.20% to 0.30% per annum.

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AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses   The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the Emerging Local Bond, Global Advantage Strategy Bond, Government Money Market, Income and Unconstrained Tax Managed Bond Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049% as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst'l Class	Admin Class	Class A	Class C	Class D	Class M	Class P	Class R
Emerging Local Bond Fund	0.95%	1.20%	1.31%	2.04%	1.32%	—	—	—
Global Advantage Strategy Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	0.80%	1.35%
Government Money Market Fund	—	—	0.44%	0.44%	—	0.19%	0.28%	—
Income Fund	0.40%	0.65%	0.85%	1.60%	0.70%	—	—	1.10%
Unconstrained Tax Managed Bond Fund	0.70%	—	1.10%	1.85%	1.10%	—	—	—

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
Emerging Local Bond Fund	$17
Global Advantage Strategy Bond Fund	87
Government Money Market Fund	65
Income Fund	64
Unconstrained Tax Managed Bond Fund	41

To maintain certain net yields for the Government Money Market and Money Market Funds, PIMCO and certain affiliates have entered into a Fee and Expense Limitation Agreement with such Funds (the “Agreement”) pursuant to which PIMCO or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of: (i) first, any distribution and/or service (12b-1) fees applicable to a class of a Fund; (ii) second, to the extent necessary, a Fund’s Supervisory and Administrative Fee; and (iii) third, to the extent necessary, a Fund’s Investment Advisory Fee, each waiver, reduction or reimbursement in an amount and for a period of time as determined by PIMCO or its affiliates.

In any month in which the Investment Advisory Contract or Supervision and Administration Agreement is in effect, PIMCO may recoup from a Fund any portion of the Supervisory and Administrative Fee or Investment Advisory Fee waived, reduced or reimbursed pursuant to the Agreement (the “Reimbursement Amount”) during the previous 36 months, provided that such amount paid to PIMCO will not: 1) together with any recoupment of organizational expenses and pro rata trustee fees pursuant to the Expense Limitation Agreement between PIMCO and the Trust, exceed the Expense Limit; 2) exceed the total Reimbursement Amount; 3) include any amounts previously reimbursed to PIMCO; or 4) cause any class of a Fund to maintain a net negative yield. The Reimbursement Amount will be reimbursed in the same order that fees were waived as described above, except the Funds will not reimburse PIMCO or its affiliates for any portion of the distribution and/or service (12b-1) fees waived, reduced or reimbursed pursuant to the Agreement. There is no guarantee that the Funds will maintain a positive net yield.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Semiannual Report	September 30, 2009	249

Notes to Financial Statements  (Cont.)

The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Developing Local Markets Fund	$87,203	$139,930
Diversified Income Fund	23,194	11,837
Emerging Local Bond Fund	50,868	91,238
Emerging Markets Bond Fund	33,107	60,012
Floating Income Fund	0	3,333
Foreign Bond Fund (Unhedged)	17,321	390,888
Foreign Bond Fund (U.S. Dollar-Hedged)	32,943	87,770
Global Advantage Strategy Bond Fund	0	898
Global Bond Fund (Unhedged)	17,146	21,379
Global Bond Fund (U.S. Dollar-Hedged)	5,261	10,340
High Yield Fund	230,831	563,405
Income Fund	1,067	2,565
Investment Grade Corporate Bond Fund	97,981	76,640
Long-Term U.S. Government Fund	3,501	0
Low Duration Fund	414,619	574,387
Money Market Fund	0	8,411
Mortgage-Backed Securities Fund	0	716
Short-Term Fund	221,301	46,030
Unconstrained Bond Fund	184,487	7,872
Unconstrained Tax Managed Bond Fund	1,442	0

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
Developing Local Markets Fund	$196,577	$816,192	$899,700	$(2)	$113,181	$292	$146
Diversified Income Fund	21,718	508,748	427,900	(4)	102,613	148	56
Emerging Local Bond Fund	148,465	754,555	852,300	2	50,816	155	121
Emerging Markets Bond Fund	115,334	466,739	574,000	0	8,138	139	76
Floating Income Fund	30,219	302,843	330,400	0	2,696	43	39
Foreign Bond Fund (Unhedged)	112	1,355,227	1,305,300	0	50,114	127	76
Foreign Bond Fund (U.S. Dollar-Hedged)	66,314	1,100,211	1,146,900	0	19,703	111	80
Global Advantage Strategy Bond Fund	900	254,439	243,000	0	12,354	39	15
Global Bond Fund (U.S. Dollar-Hedged)	1,301	108,409	98,800	0	10,914	9	4
GNMA Fund	31,315	500,193	524,300	0	7,248	93	39
High Yield Fund	372,972	1,060,179	1,433,301	0	17	279	224
Income Fund	3,106	118,116	112,004	0	9,224	16	7

250	PIMCO Funds

(Unaudited) September 30, 2009

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
Investment Grade Corporate Bond Fund	$698,085	$1,121,861	$1,658,800	$0	$161,330	$361	$263
Long-Term U.S. Government Fund	101	434,438	403,100	0	31,448	38	9
Low Duration Fund	326,196	3,093,008	3,413,400	0	5,792	408	36
Mortgage-Backed Securities Fund	18,015	225,516	241,600	0	1,940	16	9
Short-Term Fund	283,071	2,959,166	2,857,000	(4)	385,475	466	280
Unconstrained Bond Fund	201,200	877,804	505,700	180	573,542	704	95
Unconstrained Tax Managed Bond Fund	0	500	400	0	100	0	0

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Developing Local Markets Fund	$120,606	$65,678	$1,401,295	$1,806,560
Diversified Income Fund	1,786,139	1,995,431	1,289,524	844,540
Emerging Local Bond Fund	13,412	12,287	1,257,717	1,781,883
Emerging Markets Bond Fund	1,606,447	1,867,005	1,400,910	1,371,251
Floating Income Fund	824,355	812,161	464,584	687,611
Foreign Bond Fund (Unhedged)	1,792,273	1,946,819	4,046,100	4,565,920
Foreign Bond Fund (U.S. Dollar-Hedged)	1,710,903	1,969,858	4,711,962	5,519,364
Global Advantage Strategy Bond Fund	135,979	30,632	673,087	287,007
Global Bond Fund (U.S. Dollar-Hedged)	190,382	222,918	315,175	327,988
GNMA Fund	19,740,851	19,357,427	580,517	551,005
High Yield Fund	2,266,926	2,637,425	4,538,229	4,650,789
Income Fund	311,359	252,960	169,475	135,536
Investment Grade Corporate Bond Fund	6,370,108	6,942,169	5,530,869	3,675,766
Long-Term U.S. Government Fund	4,110,910	3,627,426	507,527	445,073
Low Duration Fund	31,843,591	28,479,109	5,520,699	5,719,738
Mortgage-Backed Securities Fund	8,420,956	8,943,032	259,232	325,443
Short-Term Fund	15,669,015	15,262,780	6,828,210	4,279,331
Unconstrained Bond Fund	6,295,613	6,130,213	1,856,415	944,221
Unconstrained Tax Managed Bond Fund	27,576	22,986	44,798	18,902

10.  TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

The Money Market Fund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) for the period ended September 30, 2009. The Program insured shares held by money market fund investors as of the close of business September 19, 2008 against loss in the event that a money market fund’s net asset value per share fell below $0.995. Following such an occurrence by a fund participating in the Program, shareholders as of September 19, 2008 would receive $1.00 per share upon liquidation of the fund. Shares acquired by investors after September 19, 2008 were not eligible for protection under the Program, except in certain circumstances. Guarantee payments under the Program did not exceed the amount available within the U.S. Department of the Treasury’s Exchange Stabilization Fund (“ESF”) on the date of payment.

The Program was designed to address temporary dislocations and to support ongoing stability in the credit markets. The Program expired on September 18, 2009. Participation in the Program extension (i.e., until September 18, 2009) required a payment to the U.S. Department of the Treasury. The Money Market Fund paid the Guarantee payment of $87,616 during the period ended September 30, 2009 which was recorded as a component of miscellaneous expense on the Statement of Operations.

Semiannual Report	September 30, 2009	251

Notes to Financial Statements  (Cont.)

11.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Developing Local Markets Fund				Diversified Income Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	6,843	$63,959	29,573	$314,029	3,169	$30,908	4,392	$42,503
Class B	0	0	0	0	247	2,355	340	3,091
Class C	1,126	10,621	6,830	73,103	1,502	14,365	2,060	18,966
Class R	0	0	0	0	0	0	0	0
Other Classes	61,357	578,281	169,326	1,798,488	51,074	492,666	44,867	419,698
Issued as reinvestment of distributions
Class A	147	1,369	1,235	11,423	180	1,742	555	5,023
Class B	0	0	0	0	48	463	162	1,478
Class C	46	428	455	4,101	143	1,378	452	4,102
Class R	0	0	0	0	0	0	0	0
Other Classes	1,851	17,160	21,635	201,873	6,639	64,138	17,057	154,357
Cost of shares redeemed
Class A	(8,108)	(73,851)	(41,694)	(381,811)	(2,039)	(18,907)	(6,253)	(56,810)
Class B	0	0	0	0	(336)	(3,210)	(1,765)	(16,618)
Class C	(1,700)	(15,413)	(9,673)	(86,519)	(1,123)	(10,653)	(4,809)	(45,953)
Class R	0	0	0	0	0	0	0	0
Other Classes	(121,945)	(1,094,202)	(428,793)	(3,904,281)	(33,143)	(316,946)	(54,109)	(504,213)
Net increase (decrease) resulting from Fund share transactions	(60,383)	$(511,648)	(251,106)	$(1,969,594)	26,361	$258,299	2,949	$25,624

	Foreign Bond Fund (Unhedged)				Foreign Bond Fund (U.S. Dollar-Hedged)
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	7,532	$69,300	11,826	$117,618	3,327	$32,058	12,586	$123,436
Class B	0	0	0	0	25	246	108	1,060
Class C	1,142	10,700	1,653	16,438	426	4,179	1,448	14,179
Class R	0	0	0	0	238	2,309	949	9,400
Other Classes	61,797	564,064	119,040	1,208,118	38,370	369,767	165,707	1,620,433
Issued as reinvestment of distributions
Class A	314	2,905	2,767	23,092	329	3,194	1,827	16,499
Class B	0	0	0	0	16	158	99	897
Class C	73	672	787	6,537	55	532	319	2,868
Class R	0	0	0	0	13	126	90	809
Other Classes	3,134	28,676	35,223	295,077	3,777	36,561	22,514	203,205
Cost of shares redeemed
Class A	(5,283)	(47,307)	(21,194)	(207,012)	(7,259)	(68,818)	(15,055)	(143,021)
Class B	0	0	0	0	(217)	(2,076)	(765)	(7,438)
Class C	(966)	(8,642)	(5,135)	(50,131)	(595)	(5,693)	(2,061)	(19,646)
Class R	0	0	0	0	(410)	(3,862)	(830)	(7,932)
Other Classes	(106,104)	(944,040)	(186,734)	(1,770,750)	(100,704)	(951,505)	(158,070)	(1,483,852)
Net increase (decrease) resulting from Fund share transactions	(38,361)	$(323,672)	(41,767)	$(361,013)	(62,609)	$(582,824)	28,866	$330,897

252	PIMCO Funds

(Unaudited) September 30, 2009

Emerging Local Bond Fund				Emerging Markets Bond Fund				Floating Income Fund
Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

3,350	$31,555	2,059	$18,133	7,531	$71,802	8,490	$81,135	2,445	$19,337	3,837	$32,997
0	0	0	0	344	3,287	334	3,400	0	0	0	0
617	5,769	544	4,792	2,381	22,872	1,724	16,615	1,466	11,593	760	6,340
0	0	0	0	0	0	0	0	0	0	0	0
62,786	591,575	76,527	711,625	54,021	509,436	93,443	858,217	5,229	42,009	97,517	779,328

59	547	87	766	574	5,497	1,568	14,256	164	1,319	381	3,136
0	0	0	0	95	909	290	2,625	0	0	0	0
18	161	24	205	185	1,768	533	4,826	89	719	208	1,710
0	0	0	0	0	0	0	0	0	0	0	0
3,889	35,133	11,987	103,137	5,048	48,054	18,405	166,023	2,240	17,814	5,687	47,655

(387)	(3,540)	(2,202)	(17,397)	(7,633)	(72,704)	(14,567)	(132,054)	(1,875)	(14,761)	(11,025)	(91,242)
0	0	0	0	(391)	(3,706)	(1,926)	(17,457)	0	0	0	0
(173)	(1,596)	(374)	(3,060)	(798)	(7,565)	(4,384)	(39,830)	(664)	(5,320)	(4,051)	(33,099)
0	0	0	0	0	0	0	0	0	0	0	0
(147,415)	(1,299,151)	(63,715)	(514,605)	(78,120)	(734,019)	(148,931)	(1,3222,955)	(52,859)	(430,027)	(184,650)	(1,639,232)

(77,256)	$(639,547)	24,937	$303,596	(16,763)	$(154,369)	(45,021)	$(365,199)	(43,765)	$(357,317)	(91,336)	$(892,407)

Global Advantage Strategy Bond Fund				Global Bond Fund (U.S. Dollar-Hedged)				GNMA Fund
Six Months Ended 09/30/2009		Period from 02/05/2009 to 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

2,737	$29,234	155	$1,557	562	$5,192	1,284	$12,225	14,221	$163,071	30,815	$344,850
0	0	0	0	19	178	76	702	568	6,503	1,665	18,601
506	5,420	45	446	200	1,841	548	5,131	7,547	86,628	10,952	122,163
0	0	3	29	0	0	0	0	0	0	0	0
42,293	457,975	541	5,389	2,461	22,895	5,807	54,949	26,772	307,061	43,778	489,295

14	154	0	1	23	216	104	905	390	4,489	784	8,734
0	0	0	0	6	50	30	263	30	342	94	1,048
2	26	0	1	18	166	91	790	136	1,568	219	2,439
0	0	0	0	0	0	0	0	0	0	0	0
250	2,766	1	17	222	2,050	1,119	9,925	872	10,041	1,687	18,833

(40)	(434)	(1)	(10)	(501)	(4,566)	(1,464)	(13,594)	(12,696)	(145,319)	(11,317)	(126,048)
0	0	0	0	(69)	(633)	(269)	(2,491)	(518)	(5,945)	(903)	(10,091)
(4)	(39)	(3)	(35)	(197)	(1,782)	(732)	(6,686)	(2,599)	(29,814)	(1,561)	(17,419)
(1)	(6)	0	0	0	0	0	0	0	0	0	0
(488)	(5,238)	(20)	(202)	(2,537)	(23,033)	(14,213)	(127,214)	(15,202)	(174,867)	(22,503)	(250,269)

45,269	$489,858	721	$7,193	207	$2,574	(7,619)	$(65,095)	19,521	$223,758	53,710	$602,136

Semiannual Report	September 30, 2009	253

Notes to Financial Statements  (Cont.)

	Government Money Market Fund				High Yield Fund
	Six Months Ended 09/30/2009		Period from 01/27/2009 to 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	249	$248	0	$0	25,234	$190,971	47,346	$364,302
Class B	0	0	0	0	1,458	10,987	1,473	10,993
Class C	201	201	0	0	8,245	62,388	11,633	87,592
Class R	0	0	0	0	845	6,357	1,272	9,963
Other Classes	47,384	47,384	53,395	53,395	202,137	1,519,259	521,382	3,812,267
Issued as reinvestment of distributions
Class A	0	0	0	0	3,041	23,679	5,370	40,837
Class B	0	0	0	0	470	3,666	1,038	8,003
Class C	0	0	0	0	1,278	9,970	2,287	17,452
Class R	0	0	0	0	104	810	154	1,164
Other Classes	61	61	21	21	27,305	211,214	48,441	365,322
Cost of shares redeemed
Class A	(15)	(15)	0	0	(22,758)	(174,463)	(38,852)	(294,642)
Class B	0	0	0	0	(2,619)	(20,021)	(11,840)	(94,494)
Class C	0	0	0	0	(4,508)	(34,677)	(18,299)	(142,641)
Class R	0	0	0	0	(357)	(2,728)	(835)	(6,382)
Other Classes	(28,557)	(28,557)	(255)	(255)	(341,916)	(2,577,795)	(331,492)	(2,442,187)
Net increase (decrease) resulting from Fund share transactions	19,323	$19,322	53,161	$53,161	(102,041)	$(770,383)	239,078	$1,737,549

	Low Duration Fund				Money Market Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	95,274	$947,981	118,793	$1,152,249	46,356	$46,357	301,724	$301,723
Class B	210	2,089	529	5,071	2,712	2,712	68,904	68,904
Class C	19,437	193,640	12,439	119,759	15,721	15,721	169,369	169,369
Class R	1,109	11,002	6,150	61,390	0	0	0	0
Other Classes	431,349	4,294,272	410,235	3,987,666	108,279	108,279	427,735	427,735
Issued as reinvestment of distributions
Class A	2,548	25,285	7,278	69,301	71	71	1,376	1,376
Class B	110	1,089	439	4,185	27	27	291	291
Class C	423	4,198	1,244	11,833	51	50	920	920
Class R	40	392	188	1,795	0	0	0	0
Other Classes	16,186	160,623	44,833	427,731	174	175	3,047	3,047
Cost of shares redeemed
Class A	(64,232)	(629,494)	(109,686)	(1,057,067)	(119,981)	(119,981)	(217,519)	(217,519)
Class B	(1,813)	(17,812)	(5,667)	(54,986)	(29,540)	(29,540)	(53,499)	(53,499)
Class C	(4,663)	(45,795)	(12,707)	(122,566)	(61,231)	(61,231)	(116,014)	(116,014)
Class R	(569)	(5,587)	(4,937)	(47,473)	0	0	0	0
Other Classes	(160,397)	(1,576,014)	(519,205)	(5,052,305)	(141,875)	(141,875)	(395,044)	(395,044)
Net increase (decrease) resulting from Fund share transactions	335,012	$3,365,869	(50,074)	$(493,417)	(179,236)	$(179,235)	191,290	$191,289

254	PIMCO Funds

(Unaudited) September 30, 2009

Income Fund				Investment Grade Corporate Bond Fund				Long-Term U.S. Government Fund
Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

650	$5,944	1,872	$16,795	30,488	$314,539	40,502	$398,120	6,022	$67,756	11,404	$126,832
0	0	0	0	0	0	0	0	68	774	587	6,560
751	6,931	898	8,121	13,727	142,548	12,265	120,609	618	6,982	2,898	31,898
1	8	2	12	0	0	0	0	0	0	0	0
1,849	16,569	4,342	40,979	267,715	2,741,248	421,530	4,174,140	77,023	869,478	28,374	315,107

32	292	28	251	833	8,859	299	2,925	276	3,130	678	7,487
0	0	0	0	0	0	0	0	27	302	68	746
11	101	11	103	300	3,199	79	772	44	497	108	1,206
0	1	0	1	0	0	0	0	0	0	0	0
1,133	10,414	2,260	20,563	12,993	137,824	8,144	79,236	1,663	18,939	3,407	37,613

(444)	(3,991)	(284)	(2,558)	(21,850)	(226,484)	(5,069)	(49,347)	(5,637)	(62,853)	(15,335)	(169,289)
0	0	0	0	0	0	0	0	(432)	(4,838)	(1,199)	(13,220)
(143)	(1,278)	(221)	(2,014)	(1,317)	(13,924)	(621)	(6,047)	(960)	(10,752)	(2,772)	(30,853)
0	0	0	0	0	0	0	0	0	0	0	0
(1,052)	(9,501)	(2,634)	(24,135)	(112,070)	(1,196,889)	(91,637)	(910,451)	(23,886)	(266,447)	(97,097)	(1,078,293)

2,788	$25,490	6,274	$58,118	190,819	$1,910,920	385,492	$3,809,957	54,826	$622,968	(68,879)	$(764,206)

Mortgage-Backed Securities Fund				Short-Term Fund				Unconstrained Bond Fund
Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Period from 06/30/2008 to 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

4,592	$47,784	6,398	$66,326	106,195	$1,027,811	40,664	$389,629	32,674	$349,078	20,335	$203,732
132	1,381	136	1,405	327	3,145	420	4,028	0	0	0	0
2,272	23,753	1,455	15,004	12,989	125,603	7,532	71,791	12,814	137,526	4,226	42,452
0	0	0	0	206	2,000	412	4,007	198	2,077	955	9,599
20,657	214,700	56,840	594,659	498,978	4,831,149	341,566	3,279,743	104,864	1,113,342	75,664	758,055

166	1,742	338	3,465	541	5,235	1,177	11,057	391	4,173	100	1,009
17	179	57	588	4	41	28	260	0	0	0	0
55	573	116	1,188	100	965	341	3,208	69	744	11	111
0	0	0	0	2	18	9	83	2	16	1	4
1,903	19,945	5,076	52,190	5,716	55,234	19,003	179,665	1,866	19,949	450	4,543

(4,072)	(42,321)	(3,249)	(33,536)	(25,902)	(250,237)	(21,638)	(205,862)	(7,247)	(77,052)	(953)	(9,562)
(153)	(1,605)	(597)	(6,218)	(365)	(3,525)	(525)	(5,051)	0	0	0	0
(664)	(6,973)	(847)	(8,728)	(2,290)	(22,092)	(4,850)	(46,289)	(461)	(4,879)	(165)	(1,669)
0	0	0	0	(34)	(327)	(243)	(2,329)	(73)	(787)	(18)	(178)
(39,280)	(411,917)	(54,255)	(571,950)	(168,232)	(1,629,002)	(311,568)	(2,980,922)	(13,126)	(140,042)	(5,977)	(59,923)

(14,375)	$(152,759)	11,468	$114,393	428,235	$4,146,018	72,328	$703,018	131,971	$1,404,145	94,629	$948,173

Semiannual Report	September 30, 2009	255

Notes to Financial Statements  (Cont.)

	Unconstrained Tax Managed Bond Fund
	Six Months Ended 09/30/2009		Period from 01/30/2009 to 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	582	$5,903	142	$1,359
Class B	0	0	0	0
Class C	131	1,339	18	170
Class R	0	0	0	0
Other Classes	2,995	30,382	637	6,270
Issued as reinvestment of distributions
Class A	3	31	0	1
Class B	0	0	0	0
Class C	0	2	0	0
Class R	0	0	0	0
Other Classes	18	187	1	9
Cost of shares redeemed
Class A	(30)	(308)	0	0
Class B	0	0	0	0
Class C	0	0	0	0
Class R	0	0	0	0
Other Classes	(429)	(4,347)	(2)	(15)
Net increase resulting from Fund share transactions	3,270	$33,189	796	$7,794

12.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. On July 15, 2009 the plaintiffs filed their appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

256	PIMCO Funds

(Unaudited) September 30, 2009

13.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
Developing Local Markets Fund	$16,577	$(60,402)	$(43,825)
Diversified Income Fund	126,115	(106,484)	19,631
Emerging Local Bond Fund	49,477	(41,447)	8,030
Emerging Markets Bond Fund	185,947	(41,363)	144,584
Floating Income Fund	30,035	(44,998)	(14,963)
Foreign Bond Fund (Unhedged)	82,629	(158,242)	(75,613)
Foreign Bond Fund (U.S. Dollar-Hedged)	155,959	(129,386)	26,573
Global Advantage Strategy Bond Fund	19,898	(682)	19,216
Global Bond Fund (U.S. Dollar-Hedged)	6,433	(9,825)	(3,392)
GNMA Fund	25,497	(6,928)	18,569
Government Money Market Fund	0	0	0
High Yield Fund	488,465	(422,701)	65,764
Income Fund	22,073	(15,493)	6,580
Investment Grade Corporate Bond Fund	533,343	(16,997)	516,346
Long-Term U.S. Government Fund	63,201	(44,165)	19,036
Low Duration Fund	254,815	(330,155)	(75,340)
Money Market Fund	0	0	0
Mortgage-Backed Securities Fund	27,981	(47,169)	(19,188)
Short-Term Fund	116,864	(160,521)	(43,657)
Unconstrained Bond Fund	96,763	(896)	95,867
Unconstrained Tax Managed Bond Fund	1,409	(3)	1,406

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, contingent payment debt instruments, interest only basis adjustments, passive foreign investment companies and unamortized premium on convertible bonds for federal income tax purposes.

14.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

Semiannual Report	September 30, 2009	257

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	eRAFI	enhanced Research Affiliates Fundamental Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI EM	eRAFI Emerging Markets Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJUBS	Dow Jones-UBS Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	SPGCCNTR	S&P GSCI Corn Index
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
CPI	Consumer Price Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	TUCPI	Turkey Consumer Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corporation
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	MAIA	Michigan Association of Insurance Agents
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor's Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

258	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2009	259

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

260	PIMCO Funds

(Unaudited)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

Semiannual Report	September 30, 2009	261

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the

262	PIMCO Funds

(Unaudited)

unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2009	263

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105 - 4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

P.O. Box 8050

Boston, MA 02266

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Allianz Global Investors, the asset management subsidiary of Allianz SE, has more than $1 trillion under management for our clients worldwide.1 Our investment solutions—including the PIMCO Funds and Allianz Funds, separately managed accounts and closed-end funds—offer access to a premier group of institutional investment firms, carefully assembled by Allianz to represent a broad spectrum of asset classes and investment styles.

■ PIMCO	■ Cadence Capital Management[2]	■ Nicholas-Applegate

■ NFJ Investment Group	■ RCM	■ Oppenheimer Capital

www.allianzinvestors.com

Investors should consider the investment objectives, risks, charges and expenses of any mutual fund carefully before investing. This and other information is contained in the fund’s prospectus, which may be obtained by contacting your financial advisor. Please read the prospectus carefully before you invest or send money.

1 Allianz Global Investors AG assets under management as of 6/30/09.

2 Cadence Capital Management is an independently owned investment firm.

Allianz Global Investors Fund Management LLC serves as the investment manager for the Allianz Funds and for the closed-end funds. PIMCO is the investment manager for the PIMCO Funds. Managed accounts are available through Allianz Global Investors Managed Accounts LLC. The PIMCO Funds and Allianz Funds are distributed by Allianz Global Investors Distributors LLC. © 2009. For information about any product, contact your financial advisor. AZ003SA_27138

Share Classes Institutional ■ P ■ Administrative ■ D	Semiannual Report September 30, 2009

Total Return Funds

Total Return Fund

Total Return Fund II

Total Return Fund III

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		12
Financial Highlights		14
Statements of Assets and Liabilities		18
Statements of Operations		19
Statements of Changes in Net Assets		20
Statements of Cash Flows		22
Notes to Financial Statements		76
Glossary		97
Privacy Policy		100
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		102

FUND	Fund Summary	Schedule of Investments

Total Return Fund	6	23	*
Total Return Fund II	8	48
Total Return Fund III	10	60

* This report incorporates a Summary Schedule of Investments for the Total Return Fund. A complete Schedule of Investments for the Total Return Fund may be obtained, without charge, upon request, by contacting a PIMCO Funds representative at 1-866-746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, 1-800-927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

■

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

2	PIMCO Funds	Total Return Funds

■

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

■

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

■

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in each Fund’s prospectus. The Funds may use derivative instruments for hedging purposes or as part of an investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, leverage risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses – the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund; the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses are 0.29% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

The Funds measure their performance against the Barclays Capital U.S. Aggregate Index. The index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in this index. The index does not reflect deductions for fees, expenses or taxes.

4	PIMCO Funds	Total Return Funds

For periods prior to the inception date of the Class P, Administrative Class and Class D Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D Shares respectively. The Class P Shares of the Funds were first offered in (month/year): Total Return Fund (4/08) and Total Return Fund III (3/09). Total Return Fund II does not currently offer Class P Shares. The Administrative Class Shares of the Funds were first offered in (month/year): Total Return Fund (9/94), Total Return Fund II (11/94) and Total Return Fund III (4/97). The Class D Shares of the Fund were first offered in (month/year): Total Return Fund (4/98). All other Funds in this Annual Report do not currently offer Class D Shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for all Funds is from April 1, 2009 to September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	5

PIMCO Total Return Fund

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Institutional Class	11.06%	18.31%	6.93%	7.55%	8.48%
PIMCO Total Return Fund Class P	11.01%	18.20%	6.82%	7.44%	8.40%
PIMCO Total Return Fund Administrative Class	10.92%	18.02%	6.66%	7.28%	8.21%
PIMCO Total Return Fund Class D	10.90%	17.97%	6.59%	7.21%	8.14%
Barclays Capital U.S. Aggregate Index	5.59%	10.56%	5.13%	6.30%	7.41%	**
Lipper Intermediate Investment Grade Debt Funds Average	11.46%	11.65%	3.87%	5.37%	6.71%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 0.64% for the Institutional Class shares, 0.78% for Class P shares, 0.89 for the Administrative Class shares and 0.93% for Class D. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,110.60	$1,110.05	$1,109.22	$1,108.99	$1,022.71	$1,022.21	$1,021.46	$1,021.26
Expenses Paid During Period†	$2.49	$3.02	$3.81	$4.02	$2.38	$2.89	$3.65	$3.85

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.47% for Institutional Class, 0.57% for Class P, 0.72%, for Administrative Class and 0.76% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

6	PIMCO Funds	Total Return Funds

Institutional Class	PTTRX
Class P	PTTPX
Administrative Class	PTRAX
Class D	PTTDX

Allocation Breakdown‡

U.S. Government Agencies	46.3%
Corporate Bonds & Notes	23.9%
U.S. Treasury Obligations	10.9%
Short-Term Instruments	8.1%
Foreign Currency-Denominated Issues	3.6%
Other	7.2%

‡	% of Total Investments as of 09/30/09

Portfolio Insights

»

The PIMCO Total Return Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield increased during the period.

»	A curve-steepening strategy in the U.S. benefited performance as short-term yields, as referenced by the two-year U.S. Treasury, rose less than the 30-year U.S. Treasury yield.

»	An overweight to mortgage-backed securities (“MBS”) for most of the period added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»

A slight underweight to corporate securities detracted from performance as this sector outperformed like-duration U.S. Treasuries. However, a focus on financials offset this negative performance as the financials sub sector outperformed the overall investment-grade corporate bond sector.

»	A modest allocation to high-yield corporate bonds benefited performance as spreads over U.S. Treasuries narrowed during the period.

»	Exposure to local emerging market bonds, specifically Brazil, detracted from returns as rates increased in Brazil.

»	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, added to returns as these currencies appreciated relative to the U.S. dollar.

Semiannual Report	September 30, 2009	7

PIMCO Total Return Fund II

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for Institutional Class or Administrative Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (12/30/91)
PIMCO Total Return Fund II Institutional Class	12.00%	17.57%	6.50%	7.21%	7.34%
PIMCO Total Return Fund II Administrative Class	11.87%	17.28%	6.23%	6.95%	7.07%
Barclays Capital U.S. Aggregate Index	5.59%	10.56%	5.13%	6.30%	6.51%	**
Lipper Intermediate Investment Grade Debt Funds Average	11.46%	11.65%	3.87%	5.37%	5.92%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 12/31/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current prospectus dated 10/01/08, as supplemented to date, is 1.00% for the Institutional Class shares and 1.24% for the Administrative Class shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Administrative Class	Institutional Class	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,120.02	$1,118.66	$1,022.21	$1,020.96
Expenses Paid During Period†	$3.03	$4.36	$2.89	$4.15

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Institutional Class and 0.82% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

8	PIMCO Funds	Total Return Funds

Institutional Class	PMBIX
Administrative Class	PRADX

Allocation Breakdown‡

U.S. Government Agencies	51.6%
Corporate Bonds & Notes	20.0%
U.S. Treasury Obligations	16.1%
Short-Term Instruments	3.4%
Mortgage-Backed Securities	2.6%
Other	6.3%

‡	% of Total Investments as of 09/30/09

Portfolio Insights

»

The PIMCO Total Return Fund II seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. The Fund may invest only in investment-grade U.S. dollar-denominated securities of U.S. issuers that are rated at least Baa by Moody’s, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield increased during the period.

»	A curve-steepening strategy in the U.S. benefited performance as short-term yields, as referenced by the two-year U.S. Treasury, rose less than the 30-year U.S. Treasury yield.

»	An overweight to mortgage-backed securities (“MBS”) for most of the period added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»

A slight underweight to corporate securities detracted from performance as this sector outperformed like-duration U.S. Treasuries. However, a focus on financials offset this negative performance as the financials sub sector outperformed the overall investment-grade corporate bond sector.

»	An allocation to U.S. Treasury Inflation Protected Securities (“TIPS”) added to performance as TIPS outperformed conventional, non-inflation linked U.S. Treasuries.

Semiannual Report	September 30, 2009	9

PIMCO Total Return Fund III

Cumulative Returns Through September 30, 2009

$5,000,000 invested at the beginning of the first full month following the inception date.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/01/91)
PIMCO Total Return Fund III Institutional Class	12.30%	18.80%	6.54%	7.28%	7.96%
PIMCO Total Return Fund III Class P	12.23%	18.67%	6.44%	7.17%	7.86%
PIMCO Total Return Fund III Administrative Class	12.15%	18.51%	6.28%	7.00%	7.69%
Barclays Capital U.S. Aggregate Index	5.59%	10.56%	5.13%	6.30%	6.90%	**
Lipper Intermediate Investment Grade Debt Funds Average	11.46%	11.65%	3.87%	5.37%	6.37%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/91.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Administrative Class prospectus dated 10/01/09, as supplemented to date, is 0.82% for the Institutional Class shares, 0.60 for Class P shares and 1.08% for Administrative Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Institutional Class	Class P	Administrative Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,122.96	$1,122.27	$1,121.55	$1,022.21	$1,021.71	$1,020.96
Expenses Paid During Period†	$3.03	$3.56	$4.36	$2.89	$3.40	$4.15

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.57% for Institutional Class, 0.67% for Class P and 0.82% for Administrative Class), multiplied by the average account value over the period, multiplied by 183/365 for the Institutional and Administrative Classes (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

10	PIMCO Funds	Total Return Funds

Institutional Class	PTSAX
Class P	PRAPX
Administrative Class	PRFAX

Allocation Breakdown‡

U.S. Government Agencies	48.6%
Corporate Bonds & Notes	22.3%
U.S. Treasury Obligations	11.9%
Short-Term Instruments	6.6%
Mortgage-Backed Securities	5.0%
Other	5.6%

‡	% of Total Investments as of 09/30/09

Portfolio Insights

»

The PIMCO Total Return Fund III seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, with prohibitions on firms engaged in certain socially sensitive practices.

»	An overweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield increased during the period.

»	A curve steepening strategy in the U.S. added to performance as short-term yields, as referenced by the two-year U.S. Treasury, rose less than the 30-year U.S. Treasury yield.

»	An overweight to mortgage-backed securities (“MBS”) for most of the period added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

»

A slight underweight to corporate securities detracted from performance as this sector outperformed like-duration U.S. Treasuries. However, a focus on financials offset this negative performance as the financials sub sector outperformed the overall investment-grade corporate bond sector.

»	A modest allocation to high-yield corporate bonds benefited performance as spreads over U.S. Treasuries narrowed.

»	Exposure to local emerging market bonds, specifically Brazil, detracted from returns as rates increased in Brazil.

»	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, added to returns as these currencies appreciated relative to the U.S. dollar.

Semiannual Report	September 30, 2009	11

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax- exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

12	PIMCO Funds	Total Return Funds

(THIS PAGE INTENTIONALLY LEFT BLANK)

Semiannual Report	September 30, 2009	13

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Total Return Fund
Institutional Class
09/30/2009+	$10.13	$0.27	$0.84	$1.11	$(0.32)	$0.00	$0.00
03/31/2009	10.91	0.56	(0.28)	0.28	(0.57)	(0.49)	0.00
03/31/2008	10.43	0.54	0.55	1.09	(0.54)	(0.07)	0.00
03/31/2007	10.33	0.50	0.14	0.64	(0.50)	(0.04)	0.00
03/31/2006	10.57	0.43	(0.15)	0.28	(0.42)	(0.08)	(0.02)
03/31/2005	10.94	0.26	(0.03)	0.23	(0.27)	(0.33)	0.00
Class P
09/30/2009+	10.13	0.26	0.84	1.10	(0.31)	0.00	0.00
04/30/2008 - 03/31/2009	10.91	0.51	(0.29)	0.22	(0.51)	(0.49)	0.00
Administrative Class
09/30/2009+	10.13	0.26	0.83	1.09	(0.30)	0.00	0.00
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	0.00
03/31/2008	10.43	0.52	0.55	1.07	(0.52)	(0.07)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)	0.00
03/31/2006	10.57	0.41	(0.16)	0.25	(0.39)	(0.08)	(0.02)
03/31/2005	10.94	0.23	(0.03)	0.20	(0.24)	(0.33)	0.00
Class D
09/30/2009+	10.13	0.25	0.84	1.09	(0.30)	0.00	0.00
03/31/2009	10.91	0.53	(0.28)	0.25	(0.54)	(0.49)	0.00
03/31/2008	10.43	0.51	0.55	1.06	(0.51)	(0.07)	0.00
03/31/2007	10.33	0.47	0.14	0.61	(0.47)	(0.04)	0.00
03/31/2006	10.57	0.40	(0.16)	0.24	(0.38)	(0.08)	(0.02)
03/31/2005	10.94	0.23	(0.04)	0.19	(0.23)	(0.33)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.21%.
(c)	Effective October 1, 2008, the supervisory and administrative fee was increased by 0.03% to an annual rate of 0.31%.

14	PIMCO Funds	Total Return Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.32)	$10.92	11.06%	$108,371,792	0.47	%*	0.47	%*	0.46	%*	0.46	%*	5.12	%*	188%
(1.06)	10.13	2.96	87,105,803	0.63	(b)	0.63	(b)	0.45	(b)	0.45	(b)	5.37		300
(0.61)	10.91	10.81	77,276,018	0.49		0.49		0.43		0.43		5.15		226
(0.54)	10.43	6.32	62,902,840	0.43		0.43		0.43		0.43		4.82		257
(0.52)	10.33	2.66	56,563,888	0.43		0.43		0.43		0.43		4.09		325
(0.60)	10.57	2.07	47,998,758	0.43		0.43		0.43		0.43		2.41		470

(0.31)	10.92	11.01	3,662,812	0.57	*	0.57	*	0.56	*	0.56	*	4.86	*	188
(1.00)	10.13	2.42	286,850	0.77	*(c)	0.77	*(c)	0.55	*(c)	0.55	*(c)	5.47	*	300

(0.30)	10.92	10.92	28,972,135	0.72	*	0.72	*	0.71	*	0.71	*	4.87	*	188
(1.03)	10.13	2.70	24,596,373	0.88	(b)	0.88	(b)	0.70	(b)	0.70	(b)	5.10		300
(0.59)	10.91	10.54	25,200,225	0.74		0.74		0.68		0.68		4.91		226
(0.51)	10.43	6.06	20,721,139	0.68		0.68		0.68		0.68		4.57		257
(0.49)	10.33	2.40	18,926,644	0.68		0.68		0.68		0.68		3.83		325
(0.57)	10.57	1.82	17,292,644	0.68		0.68		0.68		0.68		2.16		470

(0.30)	10.92	10.90	12,802,471	0.76	*	0.76	*	0.75	*	0.75	*	4.80	*	188
(1.03)	10.13	2.65	8,557,627	0.93		0.93		0.75		0.75		5.09		300
(0.58)	10.91	10.45	5,619,632	0.81		0.81		0.75		0.75		4.82		226
(0.51)	10.43	5.98	3,909,295	0.75		0.75		0.75		0.75		4.50		257
(0.48)	10.33	2.32	3,337,931	0.75		0.75		0.75		0.75		3.78		325
(0.56)	10.57	1.75	2,426,460	0.75		0.75		0.75		0.75		2.10		470

Semiannual Report	September 30, 2009	15

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Total Return Fund II
Institutional Class
09/30/2009+	$9.71	$0.28	$0.87	$1.15	$(0.32)	$0.00	$0.00
03/31/2009	10.44	0.51	(0.33)	0.18	(0.52)	(0.39)	0.00
03/31/2008	9.91	0.49	0.54	1.03	(0.49)	(0.01)	0.00
03/31/2007	9.82	0.48	0.10	0.58	(0.47)	(0.01)	(0.01)
03/31/2006	10.02	0.41	(0.19)	0.22	(0.42)	0.00	0.00
03/31/2005	10.52	0.24	(0.14)	0.10	(0.25)	(0.35)	0.00
Administrative Class
09/30/2009+	9.71	0.27	0.87	1.14	(0.31)	0.00	0.00
03/31/2009	10.44	0.48	(0.33)	0.15	(0.49)	(0.39)	0.00
03/31/2008	9.91	0.47	0.54	1.01	(0.47)	(0.01)	0.00
03/31/2007	9.82	0.45	0.11	0.56	(0.45)	(0.01)	(0.01)
03/31/2006	10.02	0.39	(0.19)	0.20	(0.40)	0.00	0.00
03/31/2005	10.52	0.22	(0.15)	0.07	(0.22)	(0.35)	0.00

Total Return Fund III
Institutional Class
09/30/2009+	$8.76	$0.25	$0.81	$1.06	$(0.29)	$0.00	$0.00
03/31/2009	9.59	0.48	(0.37)	0.11	(0.50)	(0.44)	0.00
03/31/2008	9.24	0.46	0.42	0.88	(0.47)	(0.06)	0.00
03/31/2007	9.13	0.42	0.13	0.55	(0.43)	(0.01)	0.00
03/31/2006	9.36	0.38	(0.16)	0.22	(0.39)	(0.06)	0.00
03/31/2005	9.64	0.23	0.00	0.23	(0.23)	(0.28)	0.00
Class P
09/30/2009+	8.76	0.23	0.83	1.06	(0.29)	0.00	0.00
03/31/2009 - 03/31/2009	8.76	0.00	0.00	0.00	0.00	0.00	0.00
Administrative Class
09/30/2009+	8.76	0.24	0.81	1.05	(0.28)	0.00	0.00
03/31/2009	9.59	0.46	(0.38)	0.08	(0.47)	(0.44)	0.00
03/31/2008	9.24	0.44	0.41	0.85	(0.44)	(0.06)	0.00
03/31/2007	9.13	0.40	0.13	0.53	(0.41)	(0.01)	0.00
03/31/2006	9.36	0.36	(0.17)	0.19	(0.36)	(0.06)	0.00
03/31/2005	9.64	0.21	0.00	0.21	(0.21)	(0.28)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

16	PIMCO Funds	Total Return Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

$(0.32)	$10.54	12.00%	$2,816,257	0.57	%*	0.57	%*	0.50	%*	0.50	%*	5.48	%*	223%
(0.91)	9.71	1.93	2,531,920	1.00		1.00		0.50		0.50		5.10		278
(0.50)	10.44	10.76	2,282,191	0.82		0.82		0.50		0.50		4.91		265
(0.49)	9.91	6.10	2,062,540	0.50		0.50		0.50		0.50		4.86		237
(0.42)	9.82	2.27	2,029,962	0.50		0.50		0.50		0.50		4.10		354
(0.60)	10.02	0.99	2,278,849	0.50		0.50		0.50		0.50		2.37		330

(0.31)	10.54	11.87	88,195	0.82	*	0.82	*	0.75	*	0.75	*	5.21	*	223
(0.88)	9.71	1.67	75,119	1.24		1.24		0.75		0.75		4.84		278
(0.48)	10.44	10.49	77,136	1.07		1.07		0.75		0.75		4.67		265
(0.47)	9.91	5.84	84,133	0.75		0.75		0.75		0.75		4.60		237
(0.40)	9.82	2.01	102,406	0.75		0.75		0.75		0.75		3.84		354
(0.57)	10.02	0.75	115,674	0.75		0.75		0.75		0.75		2.11		330

$(0.29)	$9.53	12.30%	$2,662,002	0.57	%*	0.57	%*	0.50	%*	0.50	%*	5.41	%*	230%
(0.94)	8.76	1.37	2,184,491	0.82		0.82		0.50		0.50		5.24		305
(0.53)	9.59	9.79	2,240,289	0.75		0.75		0.50		0.50		4.95		327
(0.44)	9.24	6.17	1,998,406	0.50		0.50		0.50		0.50		4.63		225
(0.45)	9.13	2.30	1,853,808	0.50		0.50		0.50		0.50		4.09		275
(0.51)	9.36	2.46	1,513,513	0.50		0.50		0.50		0.50		2.38		368

(0.29)	9.53	12.23	226	0.67	*	0.67	*	0.60	*	0.60	*	5.00	*	230
0.00	8.76	0.00	10	0.60	*	0.60	*	0.60	*	0.60	*	(0.60	)*	305

(0.28)	9.53	12.15	46,514	0.82	*	0.82	*	0.75	*	0.75	*	5.15	*	230
(0.91)	8.76	1.11	36,067	1.08		1.08		0.75		0.75		5.12		305
(0.50)	9.59	9.52	24,558	1.02		1.02		0.75		0.75		4.70		327
(0.42)	9.24	5.91	14,529	0.75		0.75		0.75		0.75		4.37		225
(0.42)	9.13	2.05	16,333	0.75		0.75		0.75		0.75		3.85		275
(0.49)	9.36	2.21	10,357	0.75		0.75		0.75		0.75		2.21		368

Semiannual Report	September 30, 2009	17

Statements of Assets and Liabilities	(Unaudited) September 30, 2009

(Amounts in thousands, except per share amounts)
	Total Return Fund	Total Return Fund II	Total Return Fund III
Assets:
Investments, at value	$182,944,814	$3,008,745	$2,696,677
Investments in Affiliates, at value	811,198	95,978	131,851
Repurchase agreements, at value	9,415,440	7,999	6,558
Cash	943,129	12	1,229
Deposits with counterparty	235,715	1,147	1,020
Foreign currency, at value	125,570	0	10,441
Receivable for investments sold	75,651,060	1,765,090	1,738,260
Receivable for investments sold on a delayed-delivery basis	0	0	5,630
Receivable for Fund shares sold	815,309	22,221	3,866
Interest and dividends receivable	1,295,651	16,435	14,969
Dividends receivable from Affiliates	240	27	14
Variation margin receivable	12,844	53	174
Swap premiums paid	853,418	9,549	8,908
Unrealized appreciation on foreign currency contracts	135,414	0	3,194
Unrealized appreciation on swap agreements	2,602,341	49,475	49,265
Other assets	2	0	0
	275,842,145	4,976,731	4,672,056
Liabilities:
Payable for reverse repurchase agreements	$67,703	$0	$0
Payable for investments purchased	54,942,627	1,506,470	1,472,129
Payable for investments in Affiliates purchased	240	27	14
Payable for investments purchased on a delayed-delivery basis	0	0	5,562
Payable for short sales	29,722,436	499,876	418,894
Deposits from counterparty	2,930,132	52,042	51,192
Payable for Fund shares redeemed	491,622	2,398	2,784
Dividends payable	96,677	2,474	1,443
Written options outstanding	89,943	1,278	1,401
Accrued related party fees	94,528	1,172	1,108
Variation margin payable	5,715	25	214
Swap premiums received	152,008	3,951	2,721
Unrealized depreciation on foreign currency contracts	395,856	0	1,272
Unrealized depreciation on swap agreements	234,039	2,566	4,580
Other liabilities	23	0	0
	89,223,549	2,072,279	1,963,314
Net Assets	$186,618,596	$2,904,452	$2,708,742
Net Assets Consist of:
Paid in capital	$179,740,743	$2,792,380	$2,636,739
(Overdistributed) net investment income	(1,323,109)	(17,109)	(19,709)
Accumulated undistributed net realized gain (loss)	288,192	(6,057)	(27,904)
Net unrealized appreciation	7,912,770	135,238	119,616
	$186,618,596	$2,904,452	$2,708,742
Net Assets:
Institutional Class	$108,371,792	$2,816,257	$2,662,002
Class P	3,662,812	0	226
Administrative Class	28,972,135	88,195	46,514
Class D	12,802,471	0	0
Other Classes	32,809,386	0	0
Shares Issued and Outstanding:
Institutional Class	9,928,056	267,280	279,205
Class P	335,554	0	24
Administrative Class	2,654,170	8,370	4,879
Class D	1,172,848	0	0
Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$10.92	$10.54	$9.53
Class P	10.92	NA	9.53
Administrative Class	10.92	10.54	9.53
Class D	10.92	NA	NA
Cost of Investments Owned	$178,124,480	$2,934,256	$2,637,895
Cost of Investments in Affiliates Owned	$811,109	$95,979	$131,851
Cost of Repurchase Agreements Owned	$9,415,440	$7,999	$6,558
Cost of Foreign Currency Held	$124,823	$0	$10,532
Proceeds Received on Short Sales	$29,577,331	$497,719	$417,462
Premiums Received on Written Options	$212,471	$3,335	$3,050

18	PIMCO Funds	Total Return Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Total Return Fund	Total Return Fund II	Total Return Fund III

Investment Income:
Interest	$4,575,689	$79,217	$73,821
Dividends	125	2,886	1,224
Dividends from Affiliate investments	1,291	55	37
Miscellaneous income	108	0	2
Total Income	4,577,213	82,158	75,084

Expenses:
Investment advisory fees	204,527	3,393	3,136
Supervisory and administrative fees	201,529	3,393	3,136
Distribution and/or servicing fees - Administrative Class	33,024	101	50
Distribution and/or servicing fees - Class D	12,902	0	0
Distribution and/or servicing fees - Other Classes	64,533	0	0
Trustees' fees	91	2	1
Interest expense	12,214	969	869
Miscellaneous expense	202	6	2
Total Expenses	529,022	7,864	7,194

Net Investment Income	4,048,191	74,294	67,890

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,700,463	28,234	7,032
Net realized gain on Affiliate investments	175	3	1
Net realized gain on futures contracts, written options and swaps	1,138,051	26,256	18,567
Net realized (loss) on foreign currency transactions	(695,940)	0	(6,278)
Net change in unrealized appreciation on investments	9,376,007	140,037	167,385
Net change in unrealized appreciation (depreciation) on Affiliate investments	89	(1)	(4)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,624,972	37,394	30,870
Net change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies	(138,561)	0	5,937
Net Gain	13,005,256	231,923	223,510

Net Increase in Net Assets Resulting from Operations	$17,053,447	$306,217	$291,400

Semiannual Report	September 30, 2009	19

Statements of Changes in Net Assets

	Total Return Fund
(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$4,048,191	$6,860,317
Net realized gain	2,142,574	3,158,362
Net realized gain on Affiliate investments	175	164
Net change in unrealized appreciation (depreciation)	10,862,418	(6,426,770)
Net change in unrealized appreciation (depreciation) on Affiliate investments	89	0
Net increase resulting from operations	17,053,447	3,592,073
Distributions to Shareholders:
From net investment income
Institutional Class	(2,905,578)	(4,400,193)
Class P	(58,968)	(7,532)
Administrative Class	(759,970)	(1,274,447)
Class D	(294,250)	(355,095)
Other Classes	(748,612)	(984,953)
From net realized capital gains
Institutional Class	0	(3,725,694)
Class P	0	(8,643)
Administrative Class	0	(1,101,175)
Class D	0	(326,766)
Other Classes	0	(975,356)
Total Distributions	(4,767,378)	(13,159,854)
Fund Share Transactions:
Receipts for shares sold
Institutional Class	24,911,378	34,038,740
Class P	3,484,532	370,932
Administrative Class	5,162,663	9,155,953
Class D	4,622,895	5,318,837
Other Classes	11,195,524	14,334,632
Issued as reinvestment of distributions
Institutional Class	2,623,146	7,466,015
Class P	24,436	15,510
Administrative Class	700,713	2,099,308
Class D	275,870	651,567
Other Classes	563,298	1,467,397
Cost of shares redeemed
Institutional Class	(13,535,476)	(25,852,757)
Class P	(305,750)	(90,582)
Administrative Class	(3,455,816)	(10,025,357)
Class D	(1,434,764)	(2,552,605)
Other Classes	(5,641,752)	(7,456,138)
Net increase (decrease) resulting from Fund share transactions	29,190,897	28,941,452
Fund Redemption Fee	1	3
Total Increase (Decrease) in Net Assets	41,476,967	19,373,674
Net Assets:
Beginning of period	145,141,629	125,767,955
End of period*	$186,618,596	$145,141,629
*Including (overdistributed) net investment income of:	$(1,323,109)	$(603,922)

20	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Total Return Fund II		Total Return Fund III
Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$74,294	$123,551	$67,890	$116,821
54,490	27,807	19,321	39,755
3	4	1	0
177,431	(106,529)	204,192	(132,610)
(1)	0	(4)	4
306,217	44,833	291,400	23,970

(83,164)	(122,555)	(78,641)	(120,235)
0	0	(1)	0
(2,454)	(3,516)	(1,236)	(1,421)
0	0	0	0
0	0	0	0

0	(89,669)	0	(103,807)
0	0	0	0
0	(2,482)	0	(1,143)
0	0	0	0
0	0	0	0
(85,618)	(218,222)	(79,878)	(226,606)

495,815	1,049,111	607,771	509,527
0	0	214	10
13,314	39,298	8,301	19,280
0	0	0	0
0	0	0	0

66,931	182,113	69,141	209,775
0	0	1	0
2,447	5,903	1,210	2,485
0	0	0	0
0	0	0	0

(492,447)	(813,318)	(407,513)	(574,651)
0	0	0	0
(9,246)	(42,006)	(2,473)	(8,069)
0	0	0	0
0	0	0	0
76,814	421,101	276,652	158,357
0	0	0	0
297,413	247,712	488,174	(44,279)

2,607,039	2,359,327	2,220,568	2,264,847
$2,904,452	$2,607,039	$2,708,742	$2,220,568
$(17,109)	$(5,785)	$(19,709)	$(7,721)

Semiannual Report	September 30, 2009	21

Statements of Cash Flows

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Total Return Fund II	Total Return Fund III

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by operating activities:
Net increase in net assets resulting from operations (excluding interest expense)	$307,186	$292,269

Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term securities	(7,819,120)	(7,429,268)
Proceeds from sales of long-term securities	8,834,970	8,379,451
Proceeds from sales of short-term portfolio investments, net	50,583	296
Decrease in deposits with counterparty	5,268	5,439
Increase in receivable for investments sold	(1,699,695)	(1,716,999)
Decrease in interest and dividends receivable	5,491	4,215
Increase in swap premiums paid	(7,146)	(12,931)
Increase in payable for investments purchased	988,792	1,026,598
Increase in accrued related party fees	99	205
Proceeds from futures transactions	6,609	10,501
Payment for currency transactions	0	(6,358)
Proceeds from short sale transactions	497,719	417,462
Unrealized appreciation on investments	(177,430)	(204,188)
Net realized gain on investments	(54,493)	(19,322)
Net amortization on investments	(2,465)	(3,107)
Net cash provided by operating activities	936,368	744,263

Cash flows used for financing activities:
Proceeds from shares sold	488,882	613,204
Payment on shares redeemed	(500,769)	(417,915)
Cash dividend paid*	(16,071)	(9,595)
Net repayment of reverse repurchase agreements	(951,795)	(949,339)
Interest expense paid	(969)	(869)
Decrease in overdraft due to custodian	0	(34)
Increase in deposits from counterparty	24,952	25,503
Net cash used for financing activities	(955,770)	(739,045)

Net Increase (Decrease) in Cash and Foreign Currency	(19,402)	5,218

Cash and Foreign Currency:
Beginning of period	19,414	6,452
End of period	$12	$11,670

*Reinvestment of dividends	$69,378	$70,352

22	PIMCO Funds	Total Return Funds	See Accompanying Notes

Summary Schedule of Investments Total Return Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (a)(l) (Cost $576,688)		$565,344	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
American International Group, Inc.
0.282% - 8.250% due 10/01/2009 - 05/15/2058	$2,174,469	1,668,960	0.9%
Citigroup, Inc.
0.313% - 8.500% due 12/28/2009 - 07/15/2039	2,760,371	2,813,085	1.5%
Goldman Sachs Group, Inc.
0.369% - 7.500% due 10/01/2009 - 10/01/2037	1,898,791	1,969,448	1.1%
JPMorgan Chase Bank N.A.
0.630% - 6.000% due 06/13/2016 - 10/01/2017	353,885	369,065	0.2%
Merrill Lynch & Co., Inc.
0.356% - 7.750% due 12/04/2009 - 05/14/2038	2,348,056	2,406,926	1.3%
Other Banking & Finance (a)(l)(m)		24,021,646	12.9%

Total Banking & Finance		33,249,130	17.8%

INDUSTRIALS
Total Industrials (a)(e)(l)(m)(q)		9,091,948	4.9%
UTILITIES

Total Utilities		3,774,903	2.0%

Total Corporate Bonds & Notes (Cost $44,459,758)		46,115,981	24.7%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (l) (Cost $26,112)		26,976	0.0%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (d)(g)(l)(q) (Cost $4,142,617)		4,573,926	2.5%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 06/01/2035	1,118,443	1,160,245	0.6%
5.000% due 08/01/2035	736,766	763,849	0.4%
5.000% due 10/01/2035	1,209,277	1,253,730	0.7%
5.000% due 03/01/2036	2,494,808	2,586,512	1.4%
5.000% due 10/01/2039	1,847,050	1,907,945	1.0%
5.000% due 11/01/2039	2,202,700	2,267,061	1.2%
5.500% due 05/01/2034	1,331,538	1,401,057	0.8%
5.500% due 09/01/2034	754,360	792,825	0.4%
5.500% due 11/01/2034	803,770	844,754	0.5%
5.500% due 07/01/2036	1,676,437	1,761,915	0.9%
5.500% due 08/01/2037	1,345,890	1,413,558	0.8%
5.500% due 01/01/2038	815,914	855,217	0.5%
5.500% due 02/01/2038 (n)	1,837,983	1,928,430	1.0%
5.500% due 06/01/2038 (k)(n)	9,383,290	9,840,703	5.3%
5.500% due 10/01/2039	9,514,076	9,952,618	5.3%
5.500% due 11/01/2039	2,612,950	2,724,408	1.5%
6.000% due 09/01/2036	718,068	759,740	0.4%
6.000% due 10/01/2036	703,103	743,909	0.4%

See Accompanying Notes	Semiannual Report	September 30, 2009	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
6.000% due 04/01/2037		$710,397	$751,054	0.4%
6.000% due 06/01/2037		719,619	760,728	0.4%
6.000% due 07/01/2037		899,325	950,678	0.5%
6.000% due 08/01/2037		1,354,976	1,432,383	0.8%
6.000% due 09/01/2037		3,477,245	3,675,810	2.0%
6.000% due 10/01/2037		1,363,535	1,441,384	0.8%
6.000% due 11/01/2037		1,007,427	1,064,949	0.6%
6.000% due 10/01/2039		2,496,527	2,633,447	1.4%
0.000% - 1000.000% due 10/01/2009 - 01/25/2048 (b)(c)(n)		22,953,770	24,131,934	12.9%
Freddie Mac
5.500% due 02/01/2038 (k)		1,350,785	1,416,073	0.8%
5.500% due 10/01/2039		849,400	889,083	0.5%
5.500% due 11/01/2039		2,203,200	2,298,557	1.2%
6.000% due 10/01/2039		933,100	984,858	0.5%
0.286% - 1007.500% due 10/01/2009 - 02/25/2045 (b)(j)		2,102,810	2,213,789	1.2%
Other U.S. Government Agencies (b)(j)(l)(k)			1,863,925	1.0%

Total U.S. Government Agencies (Cost $86,722,921)			89,467,128	47.9%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
4.250% due 05/15/2039		1,858,830	1,924,181	1.0%
4.375% due 02/15/2038		745,600	786,026	0.4%
4.500% due 08/15/2039 (j)		3,340,900	3,603,999	2.0%
3.500% - 5.375% due 02/15/2031 - 02/15/2039 (n)		1,769,229	1,811,615	1.0%
U.S. Treasury Notes
0.875% due 05/31/2011 (n)		964,564	967,353	0.5%
1.000% due 07/31/2011 (n)		4,427,696	4,442,746	2.4%
1.000% due 08/31/2011 (n)		2,645,027	2,651,021	1.4%
1.000% due 09/30/2011		1,670,600	1,672,820	0.9%
2.375% due 09/30/2014		1,979,000	1,985,180	1.1%
0.875% - 4.750% due 12/31/2010 - 09/30/2016 (j)(n)		1,143,030	1,148,361	0.6%
Other U.S. Treasury Obligations (h)(l)			373	0.0%

Total U.S. Treasury Obligations (Cost $20,574,573)			20,993,675	11.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (b)(q) (Cost $6,613,701)			5,735,283	3.1%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.004% due 04/25/2023		1,273,850	1,324,475	0.7%
Other Asset-Backed Securities (l)(q)			1,190,480	0.6%

Total Asset-Backed Securities (Cost $2,548,622)			2,514,955	1.3%

SOVEREIGN ISSUES
Total Sovereign Issues (l)(m) (Cost $521,149)			536,395	0.3%
FOREIGN CURRENCY-DENOMINATED ISSUES
American International Group, Inc.
0.633% due 03/23/2012	SEK	20,000	2,353	0.0%

24	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
1.144% - 8.000% due 09/20/2011 - 03/15/2067	EUR	107,100	$99,520	0.1%
5.750% - 8.625% due 05/22/2038 - 03/15/2067	GBP	248,000	215,164	0.1%
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	7,052,630	3,785,117	2.0%
Citigroup, Inc.
0.903% - 6.400% due 03/27/2013 - 02/25/2030	EUR	118,375	140,281	0.1%
Goldman Sachs Group, Inc.
1.173% - 6.375% due 02/04/2013 - 05/02/2018		85,400	122,265	0.1%
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		5,400	7,696	0.0%
Merrill Lynch & Co., Inc.
1.083% - 1.394% due 02/08/2010 - 07/22/2014		30,100	42,279	0.0%
Other Foreign Currency-Denominated Issues (a)(l)(q)			2,518,411	1.3%

Total Foreign Currency-Denominated Issues (Cost $6,462,192)			6,933,086	3.7%

		SHARES
CONVERTIBLE PREFERRED SECURITIES
American International Group, Inc.
8.500% due 08/01/2011		431	4,976	0.0%
Other Convertible Preferred Securities (a)(l)			31,820	0.0%

Total Convertible Preferred Securities (Cost $31,313)			36,796	0.0%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit			206,129	0.1%
COMMERCIAL PAPER
Fannie Mae
0.129% - 0.175% due 11/16/2009 - 12/17/2009		$937,530	937,462	0.5%
Federal Home Loan Bank
0.166% - 0.193% due 11/04/2009 - 11/25/2009		1,235,168	1,234,940	0.7%
Freddie Mac
0.160% - 0.320% due 11/23/2009 - 02/02/2010 (n)		1,041,085	1,040,922	0.6%
Other Commercial Paper (l)			1,639,266	0.9%

Total Commercial Paper			4,852,590	2.6%

REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.040% due 10/01/2009		3,800	3,800	0.0%
(Dated 09/29/2009. Collateralized by U.S. Cash Management Bills 1.000% due 07/15/2010 valued at $3,880. Repurchase proceeds are $3,800.)
0.040% due 10/01/2009		788,900	788,900	0.4%
(Dated 09/30/2009. Collateralized by Freddie Mac 5.000% due 07/01/2035 valued at $394,479 and Ginnie Mae 6.500% due 09/20/2038 valued at $391,505. Repurchase proceeds are $788,901.)

See Accompanying Notes	Semiannual Report	September 30, 2009	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
0.060% due 10/01/2009	$474,300	$474,300	0.3%
(Dated 09/29/2009. Collateralized by Fannie Mae 5.000% due 03/01/2035 valued at $480,583. Repurchase proceeds are $474,300.)
0.090% due 10/02/2009	22,000	22,000	0.0%
(Dated 09/30/2009. Collateralized by U.S. Cash Management Bills 1.000% due 07/15/2010 valued at $22,444. Repurchase proceeds are $22,000.)
Barclays Capital, Inc.
0.020% due 10/01/2009	66,900	66,900	0.0%
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $68,917. Repurchase proceeds are $66,900.)
BNP Paribas Bank
0.030% due 10/01/2009	938,100	938,100	0.5%
(Dated 09/29/2009. Collateralized by Freddie Mac 0.086% - 0.950% due 02/01/2010 - 11/30/2010 valued at $956,246. Repurchase proceeds are $938,100.)
0.040% due 10/01/2009	802,500	802,500	0.5%
(Dated 09/30/2009. Collateralized by Federal Home Loan Bank 0.950% due 03/30/2010 valued at $438,669 and Freddie Mac 0.570% due 07/06/2010 valued at $380,034. Repurchase proceeds are $802,501.)
Deutsche Bank AG
0.070% due 10/02/2009	45,000	45,000	0.0%

(Dated 09/30/2009. Collateralized by U.S. Treasury Bonds 7.625% due 11/15/2022 valued at $6,010 and U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $39,903. Repurchase proceeds are $45,000.)

0.080% due 10/02/2009	3,300	3,300	0.0%
(Dated 09/30/2009. Collateralized by Fannie Mae 0.389% due 04/01/2010 valued at $3,367. Repurchase proceeds are $3,300.)
Fixed Income Clearing Corp.
0.010% due 10/01/2009	750,000	750,000	0.4%

(Dated 09/30/2009. Collateralized by Fannie Mae 0.000% due 11/25/2009 valued at $104,150; Freddie Mac 0.000% due 11/23/2009 - 12/07/2009 valued at $19,267; and U.S. Treasury Notes 1.125% - 4.875% due 01/15/2012 - 08/15/2019 valued at $641,584. Repurchase proceeds are $750,000.)

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	3,078,500	3,078,500	1.7%
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.625% due 06/15/2010 - 09/30/2016 valued at $3,145,673. Repurchase proceeds are $3,078,503.)
0.040% due 10/01/2009	139,700	139,700	0.1%

(Dated 09/29/2009. Collateralized by Fannie Mae 2.153% - 2.178% due 04/23/2012 - 05/07/2012 valued at $53,610; Federal Home Loan Bank 2.150% due 08/10/2012 valued at $7,348; and Freddie Mac 1.722% - 6.875% due 09/15/2010 - 05/07/2012 valued at $81,668. Repurchase proceeds are $139,700.)

0.040% due 10/01/2009	9,900	9,900	0.0%
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $10,150. Repurchase proceeds are $9,900.)

26	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
0.060% due 10/01/2009	$62,200	$62,200	0.0%
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $63,046. Repurchase proceeds are $62,200.)
0.070% due 10/01/2009	980,200	980,200	0.5%
(Dated 09/30/2009. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $984,201 and U.S. Treasury Notes 3.000% due 09/30/2016 valued at $15,330. Repurchase proceeds are $980,202.)
0.080% due 10/02/2009	477,400	477,400	0.3%
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.115% due 12/31/2009 valued at $487,008. Repurchase proceeds are $477,401.)
0.080% due 10/02/2009	176,600	176,600	0.1%
(Dated 09/30/2009. Collateralized by Freddie Mac 0.059% due 02/08/2010 valued at $180,124. Repurchase proceeds are $176,600.)
0.100% due 10/02/2009	393,900	393,900	0.2%
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $397,796. Repurchase proceeds are $393,901.)
State Street Bank and Trust Co.
0.010% due 10/01/2009	202,240	202,240	0.1%
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 - 12/10/2009 valued at $206,289. Repurchase proceeds are $202,240.)

Total Repurchase Agreements		9,415,440	5.1%

U.S. CASH MANAGEMENT BILLS
Total U.S. Cash Management Bills (j)(n)		167,258	0.1%
U.S. TREASURY BILLS
Total U.S. Treasury Bills (f)(j)(k)(n)		219,292	0.1%
	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO
Total Short-Term Floating NAV Portfolio (i)	81,014,499	811,198	0.4%

Total Short-Term Instruments (Cost $15,671,383)		15,671,907	8.4%

Total Investments (Cost $188,351,029)		$193,171,452	103.5%

Written Options (p) (Premiums $212,471)		(89,943)	(0.0%)

Other Assets and Liabilities (Net)		(6,462,913)	(3.5%)

Net Assets		$186,618,596	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains interest only securities.
(c)	The grouping contains principal only securities.
(d)	The grouping contains when-issued securities.

See Accompanying Notes	Semiannual Report	September 30, 2009	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

(e)	The grouping contains payment in-kind bond securities.
(f)	Coupon represents a weighted average rate.
(g)	The grouping contains securities which become interest bearing at a future date.
(h)	The grouping contains securities in which the principal amount is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $201,688 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(k)	Securities with an aggregate market value of $481,296, and cash of $231,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2009.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $5,814,141 at a weighted average interest rate of 0.364%. On September 30, 2009, securities valued at $79,728 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $329,534 and cash of $4,215 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	9,224	$23,734
90-Day Euribor March Futures	Long	03/2010	12,107	31,022
90-Day Eurodollar December Futures	Long	12/2009	146,748	457,258
90-Day Eurodollar December Futures	Long	12/2010	27,656	18,671
90-Day Eurodollar June Futures	Long	06/2010	30,946	55,319
90-Day Eurodollar June Futures	Long	06/2011	116	70
90-Day Eurodollar March Futures	Long	03/2010	36,359	257,123
90-Day Eurodollar March Futures	Long	03/2011	620	406
90-Day Eurodollar September Futures	Long	09/2010	11,678	19,507
U.S. Treasury 2-Year Note December Futures	Long	12/2009	6,242	(293)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	5,768	7,569
U.S. Treasury 10-Year Note December Futures	Long	12/2009	46,928	56,993
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	13,844	31,165
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	16,922
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4,093	3,030
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4,491	6,649
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2,977	5,315
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2,114	485
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4,091	4,445

				$997,619

(o)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	0.720%	$10,000	$121	$0	$121
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	0.806%	2,300	24	169	(145)
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	2.611%	1,900	233	289	(56)
Alcoa, Inc.	BOA	(1.290%	)	09/20/2018	2.704%	5,000	478	0	478

28	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	2.704%	$2,200	$206	$424	$(218)
American Electric Power Co., Inc.	CITI	(0.830%	)	06/20/2015	0.475%	8,300	(159)	0	(159)
AmerisourceBergen Corp.	MSC	(0.600%	)	09/20/2012	0.293%	10,000	(92)	0	(92)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	0.610%	10,600	(55)	0	(55)
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	0.683%	1,800	15	61	(46)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	0.853%	15,000	(190)	0	(190)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.536%	3,000	(9)	78	(87)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.618%	20,000	(391)	0	(391)
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	0.618%	10,000	(547)	0	(547)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	0.692%	1,000	(11)	28	(39)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	0.751%	15,000	(406)	0	(406)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%	1,850	(9)	37	(46)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	0.618%	10,000	(178)	0	(178)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.751%	5,000	(220)	0	(220)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	0.682%	10,000	(75)	0	(75)
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	0.751%	7,000	(308)	0	(308)
Avnet, Inc.	DUB	(1.000%)		09/20/2016	1.160%	2,000	19	37	(18)
Block Financial LLC	BOA	(1.550%	)	03/20/2013	0.416%	32,100	(1,246)	(113)	(1,133)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	0.416%	6,000	(143)	0	(143)
Block Financial LLC	DUB	(1.050%	)	03/20/2013	0.416%	5,000	(109)	0	(109)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.416%	10,000	(293)	0	(293)
Boston Scientific Corp.	BCLY	(1.000%	)	03/20/2017	0.870%	1,000	(9)	5	(14)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	0.811%	2,000	(17)	9	(26)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2016	0.859%	2,000	(18)	12	(30)
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	0.720%	10,000	36	0	36
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	4.854%	18,000	441	0	441
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.495%	13,000	62	0	62
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.495%	10,000	(4)	110	(114)
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.501%	9,600	(140)	0	(140)
CBS Corp.	JPM	(0.590%	)	09/20/2012	1.237%	15,000	277	0	277
Centex Corp.	BCLY	(1.000%	)	06/20/2016	0.740%	4,000	(64)	37	(101)
Centex Corp.	BNP	(1.000%	)	06/20/2016	0.740%	2,000	(32)	15	(47)
Centex Corp.	BOA	(1.000%	)	06/20/2015	0.722%	4,500	(68)	148	(216)
Centex Corp.	DUB	(1.000%	)	12/20/2017	0.768%	2,500	(42)	(9)	(33)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.673%	1,500	(23)	20	(43)
CenturyTel, Inc.	JPM	(1.000%	)	06/20/2017	0.819%	6,000	(76)	(4)	(72)
CenturyTel, Inc.	JPM	(1.000%	)	09/20/2019	0.849%	4,000	(51)	(49)	(2)
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	2.306%	15,000	573	0	573
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.386%	10,000	449	1,209	(760)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	2.386%	10,300	792	0	792
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	2.386%	8,000	(658)	0	(658)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	2.382%	6,250	(354)	0	(354)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.386%	10,200	887	0	887
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%	13,500	478	255	223
Comcast Corp.	JPM	(0.535%	)	03/20/2016	1.217%	15,000	587	0	587
Commercial Metals Co.	BOA	(1.430%	)	09/20/2018	1.544%	3,000	24	0	24
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	1.498%	15,660	511	1,369	(858)
Commercial Metals Co.	JPM	(1.430%	)	09/20/2018	1.544%	10,000	79	0	79
Computer Sciences Corp.	BCLY	(1.230%	)	03/20/2013	0.224%	5,000	(173)	0	(173)
Computer Sciences Corp.	BCLY	(1.550%	)	03/20/2018	0.372%	10,000	(889)	0	(889)
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.224%	2,000	(27)	17	(44)
Computer Sciences Corp.	UBS	(1.130%	)	03/20/2018	0.372%	8,745	(500)	0	(500)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.353%	19,000	(654)	1,663	(2,317)
Coventry Health Care, Inc.	DUB	(1.000%	)	03/20/2015	4.101%	7,500	1,021	684	337
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	1.974%	10,000	(442)	0	(442)

See Accompanying Notes	Semiannual Report	September 30, 2009	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.560%	$5,052	$(298)	$0	$(298)
CSX Corp.	DUB	(1.550%	)	06/20/2017	0.547%	21,200	(1,472)	72	(1,544)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.306%	10,600	22	0	22
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.472%	6,745	(35)	0	(35)
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.275%	10,200	4	0	4
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.275%	6,200	4	0	4
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.555%	4,700	172	431	(259)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.555%	2,300	85	198	(113)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	1.315%	2,000	23	46	(23)
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.745%	3,000	12	0	12
Daimler Finance N.A. LLC	GSC	(6.750%	)	06/20/2010	0.416%	8,000	(384)	0	(384)
Daimler Finance N.A. LLC	GSC	(6.750%	)	03/20/2011	0.636%	30,000	(2,754)	0	(2,754)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%	10,000	(9)	0	(9)
Daimler Finance N.A. LLC	JPM	(0.520%	)	03/20/2011	0.636%	10,000	16	0	16
Daimler Finance N.A. LLC	JPM	(0.655%	)	03/20/2011	0.636%	10,000	(5)	0	(5)
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.430%	2,000	(3)	96	(99)
Darden Restaurants, Inc.	CITI	(1.920%	)	12/20/2017	1.430%	7,000	(239)	0	(239)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.430%	5,000	(285)	0	(285)
Dominion Resources, Inc.	JPM	(0.385%	)	12/20/2016	0.468%	3,000	16	160	(144)
DR Horton, Inc.	BCLY	(1.000%	)	06/20/2016	1.714%	26,000	1,064	1,623	(559)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.709%	10,000	394	783	(389)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	1.714%	9,500	389	717	(328)
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.709%	3,000	118	309	(191)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.714%	4,500	184	471	(287)
DR Horton, Inc.	GSC	(1.000%	)	03/20/2014	1.640%	5,000	130	335	(205)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	1.664%	3,000	89	163	(74)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.493%	300	(5)	(5)	0
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	0.633%	6,669	(417)	0	(417)
Embarq Corp.	BOA	(2.200%	)	06/20/2016	0.633%	4,000	(385)	0	(385)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.623%	40,500	(945)	(688)	(257)
Enterprise Products Operating LLC	MLP	(0.200%	)	03/20/2011	0.890%	14,300	144	202	(58)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	1.044%	10,000	(524)	789	(1,313)
Exelon Corp.	CITI	(3.730%	)	06/20/2015	1.009%	7,200	(1,030)	0	(1,030)
Exelon Corp.	MLP	(0.520%	)	06/20/2015	1.009%	2,713	69	0	69
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	1.388%	16,500	(2,884)	0	(2,884)
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	0.509%	6,000	(485)	0	(485)
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	3.518%	6,500	343	0	343
GATX Financial Corp.	GSC	(1.000%	)	12/20/2012	1.313%	15,000	141	185	(44)
GATX Financial Corp.	HSBC	(1.000%	)	12/20/2012	1.313%	10,000	94	124	(30)
Genworth Financial, Inc.	BCLY	(0.879%	)	06/20/2018	4.544%	8,000	1,812	2,790	(978)
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	4.544%	4,000	881	1,261	(380)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.433%	20,000	1,671	3,056	(1,385)
HCP, Inc.	CITI	(5.000%	)	03/20/2018	1.973%	4,500	(928)	(743)	(185)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	1.668%	7,350	160	0	160
HCP, Inc.	DUB	(3.860%	)	03/20/2018	2.005%	20,000	(2,527)	1,296	(3,823)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%	5,000	101	0	101
HCP, Inc.	MLP	(0.650%	)	09/20/2016	1.907%	13,500	989	0	989
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	1.904%	5,000	(356)	0	(356)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.434%	16,900	842	330	512
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	1.429%	10,000	(16)	3	(19)
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.429%	10,000	703	0	703
International Paper Co.	BCLY	(5.030%	)	06/20/2018	1.576%	20,000	(4,937)	0	(4,937)
International Paper Co.	BOA	(0.870%	)	06/20/2016	1.512%	1,400	52	177	(125)
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	21.563%	10,000	3,631	0	3,631
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	18.622%	10,000	4,288	0	4,288
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.652%	2,200	40	91	(51)

30	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
JC Penney Corp., Inc.	DUB	(0.270%	)	03/20/2010	1.169%	$28,300	$118	$454	$(336)
Johnson Controls, Inc.	JPM	(0.500%	)	03/20/2016	1.273%	20,000	888	0	888
KB Home	BNP	(1.000%	)	06/20/2015	2.255%	5,000	309	465	(156)
KB Home	DUB	(1.000%	)	03/20/2014	2.177%	3,000	142	249	(107)
KB Home	DUB	(1.000%	)	03/20/2015	2.239%	5,000	294	491	(197)
KB Home	DUB	(5.000%	)	03/20/2015	2.239%	2,500	(333)	(194)	(139)
KB Home	GSC	(1.000%	)	03/20/2014	2.177%	7,000	331	329	2
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.271%	10,500	23	0	23
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.400%	6,900	(14)	65	(79)
Kohl’s Corp.	BOA	(1.910%	)	12/20/2017	1.034%	46,000	(2,862)	288	(3,150)
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.986%	5,000	(21)	8	(29)
Kraft Foods, Inc.	CITI	(0.990%	)	06/20/2018	0.986%	4,000	(2)	0	(2)
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	1.001%	6,000	21	20	1
Kraft Foods, Inc.	JPM	(0.150%	)	12/20/2011	0.589%	10,000	96	0	96
Kraft Foods, Inc.	JPM	(0.160%	)	12/20/2011	0.589%	4,800	45	0	45
Lennar Corp.	DUB	(0.785%	)	12/20/2011	2.261%	9,000	282	0	282
Lennar Corp.	GSC	(1.000%	)	09/20/2014	2.464%	4,500	285	483	(198)
Lennar Corp.	GSC	(5.000%	)	06/20/2015	2.496%	4,000	(493)	(235)	(258)
Lennar Corp.	GSC	(1.000%	)	06/20/2016	2.517%	4,000	333	478	(145)
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	1.600%	13,000	179	0	179
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	1.388%	5,590	(388)	0	(388)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.388%	15,880	106	0	106
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.253%	7,600	261	836	(575)
Lockheed Martin Corp.	BOA	(0.370%	)	06/20/2016	0.314%	4,600	(17)	52	(69)
Loews Corp.	BOA	(0.660%	)	03/20/2016	0.494%	7,500	(75)	207	(282)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.494%	20,000	253	0	253
Loews Corp.	JPM	(0.300%	)	03/20/2016	0.494%	9,800	112	0	112
Ltd Brands, Inc.	BNP	(1.000%	)	12/20/2014	2.584%	2,500	180	193	(13)
Ltd Brands, Inc.	BOA	(1.000%	)	09/20/2017	2.735%	10,000	1,083	907	176
Ltd Brands, Inc.	DUB	(1.000%	)	09/20/2017	2.735%	5,000	541	566	(25)
Ltd Brands, Inc.	DUB	(4.800%	)	09/20/2017	2.811%	43,000	(5,386)	0	(5,386)
Ltd Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.811%	2,700	(9)	150	(159)
Ltd Brands, Inc.	RBS	(4.500%	)	09/20/2017	2.811%	18,700	(1,991)	0	(1,991)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	3.026%	11,810	(2,229)	0	(2,229)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	3.026%	10,000	(2,072)	0	(2,072)
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	2.623%	7,000	(710)	0	(710)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	2.712%	5,000	41	432	(391)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	09/20/2015	2.979%	3,800	371	423	(52)
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	3.026%	8,000	(1,622)	0	(1,622)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	3.026%	10,000	270	1,103	(833)
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	3.011%	15,000	1,710	709	1,001
Macy’s Retail Holdings, Inc.	RBS	(2.640%	)	09/20/2017	3.129%	22,500	659	1,376	(717)
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.314%	2,200	55	400	(345)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.327%	10,000	(217)	2,739	(2,956)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.327%	1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	1.052%	15,000	314	0	314
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	1.276%	5,000	(170)	577	(747)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.452%	18,000	(311)	0	(311)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.452%	20,000	(424)	0	(424)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.452%	30,000	(904)	(237)	(667)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.490%	8,000	(274)	0	(274)
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	0.445%	7,000	(218)	(198)	(20)
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	06/20/2019	0.482%	3,800	(164)	(155)	(9)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.428%	10,000	(78)	85	(163)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.428%	11,000	(127)	59	(186)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.445%	5,000	(155)	(116)	(39)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	06/20/2019	0.482%	800	(34)	(34)	0

See Accompanying Notes	Semiannual Report	September 30, 2009	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.	CITI	(4.240%	)	03/20/2017	2.138%	$9,020	$(1,170)	$0	$(1,170)
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.071%	3,000	196	268	(72)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.985%	5,000	245	232	13
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%	5,000	186	0	186
Masco Corp.	MSC	(0.680%	)	09/20/2013	1.947%	10,000	462	0	462
Masco Corp.	UBS	(4.650%	)	12/20/2016	2.125%	10,000	(1,519)	0	(1,519)
Mattel, Inc.	JPM	(0.400%	)	06/20/2011	0.356%	10,300	(9)	0	(9)
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.504%	10,000	22	0	22
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.303%	1,600	(8)	15	(23)
McKesson Corp.	BOA	(1.020%	)	03/20/2017	0.303%	10,000	(489)	(320)	(169)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.315%	8,000	(215)	0	(215)
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	0.762%	9,000	(217)	0	(217)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	0.750%	3,000	(37)	0	(37)
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	0.662%	10,500	(231)	0	(231)
Motorola, Inc.	DUB	(1.000%	)	12/20/2011	0.995%	5,000	(2)	133	(135)
Motorola, Inc.	DUB	(1.000%	)	12/20/2012	1.146%	7,500	32	294	(262)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.096%	8,000	(932)	0	(932)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.078%	9,000	48	80	(32)
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.096%	20,000	59	0	59
Nabors Industries, Inc.	CITI	(2.510%	)	03/20/2018	1.096%	2,200	(225)	0	(225)
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.096%	6,000	199	832	(633)
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	1.096%	15,000	207	0	207
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	1.633%	13,600	264	0	264
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.756%	12,000	(880)	0	(880)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.730%	19,000	(90)	0	(90)
NiSource Finance Corp.	RBS	(0.540%	)	03/20/2013	1.449%	12,400	370	0	370
Nordstrom, Inc.	BOA	(0.850%	)	03/20/2018	1.748%	4,300	268	693	(425)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	1.748%	15,000	(3,613)	0	(3,613)
Nordstrom, Inc.	DUB	(1.530%	)	03/20/2018	1.748%	12,925	191	0	191
Nordstrom, Inc.	GSC	(0.820%	)	03/20/2018	1.748%	2,600	167	368	(201)
Nordstrom, Inc.	UBS	(1.400%	)	03/20/2018	1.748%	8,000	191	0	191
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%	)	03/20/2010	0.156%	5,000	1	0	1
Nucor Corp.	BCLY	(0.510%	)	06/20/2018	0.669%	6,000	71	594	(523)
Nucor Corp.	GSC	(0.530%	)	06/20/2018	0.669%	4,000	42	426	(384)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	5.847%	8,000	210	240	(30)
Omnicom Group, Inc.	MSC	(0.380%	)	06/20/2016	0.668%	9,600	168	0	168
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	0.947%	10,200	184	0	184
ORIX Corp.	MLP	(0.280%	)	12/20/2011	3.664%	20,000	1,422	0	1,422
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	0.634%	10,000	(119)	0	(119)
Pactiv Corp.	BOA	(1.230%	)	03/20/2018	0.807%	6,745	(211)	182	(393)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.408%	25,000	(187)	0	(187)
Pearson Dollar Finance PLC	BCLY	(0.730%	)	06/20/2018	0.581%	7,000	(81)	0	(81)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.581%	10,000	(146)	0	(146)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.581%	11,000	(119)	0	(119)
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.459%	5,000	(85)	5	(90)
Plains All American Pipeline LP	MSC	(0.550%	)	12/20/2013	1.188%	10,000	252	0	252
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	12.327%	9,500	4,015	0	4,015
Qwest Corp.	BOA	(2.500%	)	06/20/2013	2.577%	5,000	10	363	(353)
Qwest Corp.	MSC	(4.320%	)	06/20/2013	2.577%	2,000	(122)	0	(122)
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	0.781%	10,000	(84)	0	(84)
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	0.781%	35,200	(908)	0	(908)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	0.488%	5,000	26	0	26
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.075%	12,500	(172)	981	(1,153)
Rexam PLC	RBS	(1.450%	)	06/20/2013	1.075%	4,000	(55)	273	(328)

32	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Rohm and Haas Co.	BNP	(1.000%	)	09/20/2017	1.013%	$30,000	$17	$(437)	$454
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	1.025%	4,665	(186)	0	(186)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	1.025%	13,425	297	0	297
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	1.013%	1,500	1	(17)	18
Rohm and Haas Co.	CITI	(0.540%	)	09/20/2017	1.025%	7,000	232	0	232
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	1.428%	2,800	(7)	0	(7)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.428%	9,000	249	399	(150)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.415%	15,000	433	220	213
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.372%	17,300	(2,659)	(1,598)	(1,061)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.489%	25,000	(1,842)	0	(1,842)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.415%	10,000	(520)	0	(520)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.372%	7,700	610	962	(352)
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	1.001%	10,000	(856)	0	(856)
Ryder System, Inc.	BOA	(1.490%	)	09/20/2015	1.145%	10,000	(190)	0	(190)
Ryder System, Inc.	BOA	(1.730%	)	09/20/2015	1.145%	11,000	(351)	0	(351)
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	1.001%	8,690	(604)	0	(604)
Ryder System, Inc.	DUB	(1.320%	)	12/20/2016	1.145%	10,000	(114)	883	(997)
Ryder System, Inc.	GSC	(1.700%	)	09/20/2015	1.145%	7,000	(212)	0	(212)
Ryder System, Inc.	GSC	(1.050%	)	12/20/2016	1.145%	7,700	44	806	(762)
Ryder System, Inc.	GSC	(1.960%	)	12/20/2016	1.145%	7,300	(378)	0	(378)
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	0.880%	5,300	55	0	55
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	1.572%	2,200	81	159	(78)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	1.534%	9,000	233	668	(435)
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	1.572%	900	33	67	(34)
SCA Finans AB	DUB	(0.810%	)	09/20/2015	0.966%	5,250	43	664	(621)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	3.359%	11,100	249	735	(486)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	0.982%	9,250	(30)	517	(547)
Sempra Energy	DUB	(1.250%	)	03/20/2019	0.780%	15,000	(566)	0	(566)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	1.471%	8,400	(3)	1,023	(1,026)
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	1.471%	3,300	(316)	0	(316)
Simon Property Group LP	JPM	(0.180%	)	06/20/2010	0.721%	8,000	31	0	31
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	1.475%	10,000	204	1,361	(1,157)
Simon Property Group LP	MSC	(0.885%	)	06/20/2018	1.516%	2,000	89	268	(179)
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	1.204%	5,100	97	0	97
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	1.479%	8,000	210	1,135	(925)
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	0.656%	1,200	(50)	52	(102)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	0.656%	2,500	(94)	120	(214)
Spectra Energy Capital LLC	RBS	(2.000%	)	03/20/2014	0.556%	24,000	(1,493)	0	(1,493)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	3.065%	11,000	(156)	0	(156)
Staples, Inc.	BOA	(3.750%	)	03/20/2014	1.046%	18,000	(2,063)	0	(2,063)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	2.631%	5,500	(342)	(167)	(175)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	2.709%	2,000	(149)	(97)	(52)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.375%	12,000	67	0	67
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	1.649%	7,430	(2,602)	0	(2,602)
Temple-Inland, Inc.	BOA	(1.000%	)	03/20/2018	1.589%	4,000	163	209	(46)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.378%	7,000	213	251	(38)
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	1.322%	2,700	60	71	(11)
Toll Brothers Finance Corp.	MSC	(1.390%	)	09/20/2013	1.076%	9,800	(120)	0	(120)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	1.015%	7,500	32	494	(462)
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	0.769%	6,500	(158)	0	(158)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.880%	4,000	143	136	7
Tyson Foods, Inc.	RBS	(3.200%	)	12/20/2011	1.714%	25,000	(825)	0	(825)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.045%	19,000	(1,316)	0	(1,316)

See Accompanying Notes	Semiannual Report	September 30, 2009	33

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
UBS AG	GSC	(2.010%	)	06/20/2018	1.012%	$10,000	$(741)	$0	$(741)
UBS AG	MSC	(0.505%	)	12/20/2017	1.004%	29,600	1,035	1,498	(463)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	0.667%	2,575	(19)	129	(148)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.667%	8,000	(286)	303	(589)
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	0.667%	7,000	(404)	50	(454)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.186%	24,000	(938)	0	(938)
Valero Energy Corp.	CSFB	(2.650%	)	03/20/2019	2.508%	15,000	(162)	0	(162)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	0.924%	5,000	(70)	394	(464)
Vivendi	BCLY	(1.510%	)	06/20/2018	1.308%	20,000	(300)	0	(300)
Vivendi	BOA	(1.200%	)	06/20/2013	1.127%	10,000	(29)	102	(131)
Vivendi	BOA	(1.280%	)	06/20/2013	1.127%	30,000	(173)	204	(377)
Vivendi	CSFB	(1.465%	)	06/20/2018	1.308%	8,000	(94)	12	(106)
Vivendi	CSFB	(1.540%	)	06/20/2018	1.308%	4,700	(81)	7	(88)
Vivendi	DUB	(1.000%	)	06/20/2018	1.308%	15,000	329	0	329
Vivendi	RBS	(1.500%	)	06/20/2018	1.308%	20,000	(286)	29	(315)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	3.672%	15,000	633	6,476	(5,843)
Waste Management, Inc.	BOA	(1.460%	)	03/20/2014	0.725%	7,650	(241)	(127)	(114)
Waste Management, Inc.	CITI	(1.300%	)	03/20/2019	0.829%	12,000	(453)	0	(453)
Weatherford International, Inc.	BCLY	(0.790%	)	06/20/2012	0.838%	16,500	17	586	(569)
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	0.718%	25,000	(1,377)	372	(1,749)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	0.718%	23,200	(1,508)	0	(1,508)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.057%	20,000	88	318	(230)
Weyerhaeuser Co.	DUB	(1.000%	)	03/20/2012	1.446%	7,500	78	50	28
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%	10,600	287	0	287
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	1.646%	1,600	16	435	(419)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	1.445%	11,250	282	0	282

							$(36,776)	$59,266	$(96,042)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	1.268%	$18,000	$2,178	$0	$2,178
American International Group, Inc.	BCLY	1.800%	03/20/2013	8.112%	3,700	(654)	0	(654)
American International Group, Inc.	BCLY	1.815%	03/20/2013	8.112%	9,150	(1,614)	0	(1,614)
American International Group, Inc.	BCLY	1.130%	06/20/2013	8.099%	9,100	(1,877)	0	(1,877)
American International Group, Inc.	BCLY	6.500%	12/20/2013	8.079%	20,000	(992)	0	(992)
American International Group, Inc.	BOA	0.195%	03/20/2010	7.981%	5,000	(180)	0	(180)
American International Group, Inc.	BOA	5.000%	12/20/2010	5.000%	25,000	(965)	(1,000)	35
American International Group, Inc.	CITI	6.550%	12/20/2013	8.079%	25,000	(1,199)	0	(1,199)
American International Group, Inc.	CSFB	1.810%	03/20/2013	8.112%	6,000	(1,059)	0	(1,059)

34	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.270%	03/20/2013	8.112%	$5,000	$(817)	$0	$(817)
American International Group, Inc.	DUB	1.120%	06/20/2013	8.099%	10,700	(2,210)	0	(2,210)
American International Group, Inc.	DUB	1.130%	06/20/2013	8.099%	200	(41)	0	(41)
American International Group, Inc.	GSC	5.000%	06/20/2010	7.856%	4,000	(74)	(640)	566
American International Group, Inc.	GSC	5.000%	09/20/2011	8.199%	17,400	(960)	(4,002)	3,042
American International Group, Inc.	GSC	1.150%	06/20/2013	8.099%	10,000	(2,057)	0	(2,057)
American International Group, Inc.	GSC	1.650%	06/20/2013	8.099%	17,000	(3,242)	0	(3,242)
American International Group, Inc.	UBS	5.000%	12/20/2010	5.000%	25,000	(965)	(1,000)	35
American International Group, Inc.	UBS	5.000%	12/20/2011	5.000%	25,000	(1,715)	(1,750)	35
American International Group, Inc.	UBS	2.250%	03/20/2013	8.112%	1,000	(164)	0	(164)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.380%	20,000	(269)	0	(269)
Brazil Government International Bond	BCLY	1.400%	05/20/2010	0.574%	25,000	290	0	290
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.832%	15,000	80	0	80
Brazil Government International Bond	BCLY	1.620%	03/20/2013	1.004%	20,900	440	0	440
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.365%	10,000	505	0	505
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.832%	7,500	40	0	40
Brazil Government International Bond	MLP	1.710%	05/20/2013	1.034%	15,000	450	0	450
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.361%	300	13	0	13
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.810%	50,000	562	0	562
Brazil Government International Bond	MSC	1.660%	03/20/2013	1.004%	47,000	1,054	0	1,054
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.236%	15,000	378	0	378
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.401%	6,000	64	0	64
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	1.902%	25,000	(1,762)	0	(1,762)
Chrysler Financial	DUB	5.050%	09/20/2012	6.558%	6,000	(180)	0	(180)
CIT Group, Inc.	CITI	5.000%	12/20/2013	27.483%	5,200	(1,755)	(1,326)	(429)
CIT Group, Inc.	DUB	5.000%	12/20/2013	27.483%	15,000	(5,061)	(3,750)	(1,311)
CIT Group, Inc.	GSC	5.000%	03/20/2014	27.107%	10,000	(3,414)	(800)	(2,614)
CIT Group, Inc.	MLP	5.000%	12/20/2013	27.483%	10,000	(3,374)	(2,200)	(1,174)
CIT Group, Inc.	MLP	5.000%	03/20/2014	27.107%	5,000	(1,707)	(425)	(1,282)
Colombia Government International Bond	BCLY	2.200%	05/20/2010	0.757%	25,000	479	0	479
El Paso Corp.	CITI	5.000%	06/20/2012	5.448%	3,900	(37)	(193)	156

See Accompanying Notes	Semiannual Report	September 30, 2009	35

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	0.650%	$10,000	$(120)	$0	$(120)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	5.348%	10,000	(304)	0	(304)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	5.348%	4,100	55	0	55
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	4.916%	10,000	(63)	0	(63)
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	5.348%	10,000	135	0	135
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	4.916%	10,000	(12)	0	(12)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	4.916%	10,000	(10)	0	(10)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	4.916%	10,000	(1)	0	(1)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	4.916%	10,000	14	0	14
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	4.916%	3,000	9	0	9
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	4.991%	25,000	(139)	0	(139)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	5.348%	10,000	(383)	0	(383)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	5.348%	3,500	33	0	33
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	5.348%	10,000	122	0	122
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	5.348%	10,000	148	0	148
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	4.916%	10,000	36	0	36
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	5,800	(222)	0	(222)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	5.348%	10,000	108	0	108
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	5.348%	12,800	190	0	190
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	4.273%	10,000	3	0	3
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	4.916%	15,000	(58)	0	(58)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	4.916%	10,000	80	0	80
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	5.348%	10,000	87	0	87
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	5.348%	8,000	97	0	97
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	5.348%	5,100	44	0	44
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	4.815%	10,000	4	0	4
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	4.916%	20,000	(110)	0	(110)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	4.676%	10,000	94	0	94
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	4.815%	5,000	2	0	2
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	4.916%	25,000	(150)	0	(150)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	4.916%	25,000	(14)	0	(14)
France Government Bond OAT	JPM	0.250%	03/20/2015	0.219%	30,000	34	0	34
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	6,500	(32)	0	(32)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	1.471%	17,500	(74)	0	(74)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	52,100	(224)	0	(224)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.504%	7,200	(48)	0	(48)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	32,500	(475)	0	(475)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%	22,300	1,860	459	1,401
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	33,800	(1,349)	0	(1,349)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.977%	50,000	(1,721)	0	(1,721)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.977%	25,000	(312)	0	(312)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.994%	40,000	(973)	0	(973)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	2.021%	25,000	1,986	0	1,986
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	2.021%	30,000	3,258	0	3,258
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.972%	20,000	2,605	560	2,045
General Electric Capital Corp.	BNP	1.100%	12/20/2009	1.471%	1,300	(1)	0	(1)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	2,000	(8)	(25)	17
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	22,800	(150)	0	(150)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.736%	10,000	(156)	0	(156)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.750%	14,400	923	674	249
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	7,300	765	0	765
General Electric Capital Corp.	BOA	0.192%	03/20/2010	1.471%	50,000	(299)	0	(299)

36	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	1.471%	$25,000	$(116)	$0	$(116)
General Electric Capital Corp.	BOA	5.000%	06/20/2010	1.424%	15,300	417	(421)	838
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	49,000	3,141	2,591	550
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.858%	25,000	2,085	332	1,753
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	120,500	15,695	4,012	11,683
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	5,400	(9)	0	(9)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	14,800	(21)	0	(21)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	9,000	(11)	0	(11)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	1.471%	26,400	(63)	0	(63)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	1.424%	12,400	338	(292)	630
General Electric Capital Corp.	CITI	1.000%	09/20/2010	1.444%	25,000	(101)	(236)	135
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.504%	8,600	(37)	0	(37)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.680%	7,000	403	(340)	743
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	17,300	1,341	0	1,341
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	57,300	5,165	0	5,165
General Electric Capital Corp.	CITI	4.800%	12/20/2013	2.021%	50,000	5,431	0	5,431
General Electric Capital Corp.	CITI	4.875%	12/20/2013	2.021%	46,900	5,231	0	5,231
General Electric Capital Corp.	CITI	3.800%	03/20/2014	2.029%	30,000	2,185	0	2,185
General Electric Capital Corp.	CITI	3.820%	03/20/2014	2.029%	50,000	3,682	0	3,682
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.029%	25,900	1,939	0	1,939
General Electric Capital Corp.	CITI	3.950%	03/20/2014	2.029%	15,000	1,184	0	1,184
General Electric Capital Corp.	CITI	4.000%	03/20/2014	2.029%	50,000	4,049	0	4,049
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	50,000	6,785	1,187	5,598
General Electric Capital Corp.	DUB	5.000%	12/20/2009	1.424%	1,000	9	6	3
General Electric Capital Corp.	DUB	0.800%	06/20/2010	1.471%	20,200	(94)	0	(94)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	1.471%	26,400	(79)	0	(79)
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.444%	8,500	(34)	(95)	61
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	21,900	(83)	0	(83)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.504%	10,400	(67)	0	(67)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.638%	1,100	55	(72)	127
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.750%	10,000	(142)	(285)	143
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	900	(5)	0	(5)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.930%	55,000	5,924	1,269	4,655
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.944%	30,000	3,405	634	2,771
General Electric Capital Corp.	DUB	4.300%	12/20/2013	2.021%	24,700	2,203	0	2,203
General Electric Capital Corp.	DUB	4.800%	12/20/2013	2.021%	20,000	2,172	0	2,172
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.021%	34,100	3,836	0	3,836
General Electric Capital Corp.	DUB	4.000%	03/20/2014	2.029%	10,000	810	0	810
General Electric Capital Corp.	DUB	4.050%	03/20/2014	2.029%	25,000	2,075	0	2,075
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	49,800	6,486	1,614	4,872
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	6,400	(45)	0	(45)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.638%	2,900	274	0	274
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.736%	14,000	(180)	0	(180)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.680%	16,400	945	245	700
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.994%	10,000	(243)	0	(243)
General Electric Capital Corp.	JPM	5.000%	06/20/2010	1.424%	100	3	(4)	7
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	24,200	1,551	1,250	301
General Electric Capital Corp.	JPM	0.280%	03/20/2016	2.049%	10,000	(969)	0	(969)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	1.471%	23,000	(12)	0	(12)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	1.471%	15,000	(69)	0	(69)
General Electric Capital Corp.	UBS	1.000%	09/20/2010	1.444%	43,000	(173)	(406)	233
GMAC, Inc.	DUB	4.000%	09/20/2012	6.550%	10,000	(642)	0	(642)
GMAC, Inc.	JPM	3.750%	09/20/2012	6.550%	12,000	(848)	0	(848)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	1.191%	4,400	(7)	(67)	60
HSBC Finance Corp.	DUB	5.000%	12/20/2011	1.309%	355	29	19	10
HSBC Finance Corp.	RBS	1.800%	03/20/2010	1.237%	16,700	53	0	53

See Accompanying Notes	Semiannual Report	September 30, 2009	37

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.494%	$44,300	$(161)	$0	$(161)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	1.494%	50,000	(160)	0	(160)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.534%	24,270	(255)	0	(255)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.667%	10,000	91	0	91
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.667%	9,000	61	0	61
JSC Gazprom	JPM	0.970%	10/20/2012	2.566%	45,400	(1,897)	0	(1,897)
JSC Gazprom	JPM	1.020%	10/20/2012	2.566%	45,400	(1,821)	0	(1,821)
JSC Gazprom	JPM	2.170%	02/20/2013	2.634%	58,600	(716)	0	(716)
JSC Gazprom	JPM	2.180%	02/20/2013	2.634%	49,900	(593)	0	(593)
JSC Gazprom	MSC	0.870%	11/20/2011	2.310%	50,000	(1,340)	0	(1,340)
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%	29,600	(352)	0	(352)
Mexico Government International Bond	BCLY	2.100%	05/20/2010	0.914%	40,000	682	0	682
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.633%	6,950	(281)	0	(281)
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.914%	10,000	170	0	170
Morgan Stanley	DUB	1.862%	06/20/2010	1.207%	20,000	105	0	105
Morgan Stanley	RBS	1.850%	06/20/2010	1.207%	6,100	32	0	32
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.535%	14,400	(288)	0	(288)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.541%	20,000	(375)	0	(375)
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.963%	4,600	(14)	0	(14)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.963%	12,600	(48)	0	(48)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.532%	2,800	(43)	0	(43)
Panama Government International Bond	JPM	1.230%	02/20/2017	1.535%	10,000	(180)	0	(180)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.963%	44,400	(148)	0	(148)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.171%	10,000	1,264	(179)	1,443
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	2.171%	5,000	632	(90)	722
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	2.079%	10,000	62	0	62
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	3.269%	5,000	78	0	78
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	3.195%	3,000	31	0	31
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	3.269%	5,000	49	0	49
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	3.269%	2,000	29	0	29
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	3.269%	5,000	49	0	49
Republic of Germany Government Bond	BNP	0.250%	03/20/2015	0.191%	30,000	94	55	39
Republic of Greece Government Bond	JPM	1.000%	03/20/2015	1.183%	30,000	(265)	(239)	(26)
Republic of Italy Government Bond	JPM	1.000%	03/20/2015	0.648%	30,000	547	504	43
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	3,000	24	0	24
SLM Corp.	BCLY	5.000%	09/20/2011	9.000%	2,800	(188)	(196)	8
SLM Corp.	BNP	4.600%	03/20/2010	10.112%	5,000	(120)	0	(120)
SLM Corp.	BOA	4.350%	06/20/2010	10.114%	50,000	(1,926)	0	(1,926)
SLM Corp.	BOA	5.000%	06/20/2010	9.954%	4,600	(150)	(241)	91

38	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

‘Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp.	BOA	5.000%	09/20/2010	9.858%		$25,000	$(1,071)	$(2,250)	$1,179
SLM Corp.	BOA	5.000%	12/20/2010	9.802%		20,600	(1,080)	(1,830)	750
SLM Corp.	BOA	5.000%	09/20/2011	9.000%		10,500	(703)	(1,312)	609
SLM Corp.	BOA	5.000%	12/20/2011	8.854%		44,200	(3,159)	(3,536)	377
SLM Corp.	CITI	5.000%	06/20/2011	9.191%		25,000	(1,556)	(1,812)	256
SLM Corp.	CITI	5.000%	12/20/2013	8.728%		35,900	(4,127)	(4,909)	782
SLM Corp.	DUB	4.530%	03/20/2010	10.112%		20,000	(485)	0	(485)
SLM Corp.	DUB	5.000%	09/20/2010	9.858%		2,600	(111)	(208)	97
SLM Corp.	DUB	5.000%	12/20/2013	8.728%		15,000	(1,724)	(1,987)	263
SLM Corp.	DUB	5.000%	09/20/2014	8.553%		1,500	(183)	(169)	(14)
SLM Corp.	GSC	5.000%	03/20/2010	10.112%		4,500	(99)	(180)	81
SLM Corp.	GSC	4.660%	06/20/2010	10.114%		25,000	(907)	0	(907)
SLM Corp.	RBS	4.100%	03/20/2011	9.600%		10,000	(717)	0	(717)
SLM Corp.	UBS	5.000%	03/20/2010	9.953%		1,300	(28)	(52)	24
Swedbank AB	BNP	5.000%	09/20/2014	2.320%	EUR	25,000	4,462	4,065	397
Sweden Government International Bond	JPM	1.000%	03/20/2015	0.410%		$30,000	919	801	118
UBS AG	BNP	0.760%	03/20/2013	0.835%		30	0	0	0
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.433%		30,000	(280)	(339)	59
United States Treasury Note	BNP	0.250%	03/20/2015	0.203%	EUR	20,000	74	42	32
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.777%		$5,600	43	(116)	159
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.809%		5,000	342	0	342
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.777%		7,100	55	(160)	215
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.789%		4,500	69	0	69
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%		14,000	115	(352)	467
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.809%		5,000	342	0	342
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.777%		3,600	28	(83)	111

							$41,222	$(19,250)	$60,472

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$52,734	$3,157	$6,658	$(3,501)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	428,900	1,724	4,549	(2,825)

						$4,881	$11,207	$(6,326)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$100,146	$(2,610)	$0	$(2,610)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(3,148)	0	(3,148)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(2,370)	0	(2,370)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	901	0	901
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	723	0	723
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	387	0	387
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	555	0	555

See Accompanying Notes	Semiannual Report	September 30, 2009	39

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Contd.)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	$102,700	$1,763	$0	$1,763
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	1,995	0	1,995
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	1,414	0	1,414
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	1,192	0	1,192
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	209	0	209
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	418	0	418
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	2,793	0	2,793
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	4,184	0	4,184
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	207	0	207
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	328	0	328
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	5,855	0	5,855
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	3,129	0	3,129
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	2,621	0	2,621
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	850	0	850
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	1,599	0	1,599
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	1,843	0	1,843
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	1,547	0	1,547
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,899	1,556	0	1,556
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	2,283	0	2,283

					$30,371	$0	$30,371

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

40	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,801	$(1)	$3,802
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,858	(69)	2,927
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,695	0	3,695
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	771	0	771
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	378	0	378
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	434	0	434
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	382	0	382
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	4,238	(505)	4,743
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	4,348	(410)	4,758
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	8,585	442	8,143
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	150	15	135
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	4,583	177	4,406
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	8,293	0	8,293
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(2,488)	(2,885)	397
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(328)	0	(328)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(252)	0	(252)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(515)	0	(515)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	(1,348)	518	(1,866)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		183,500	(494)	0	(494)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,480	120	1,360
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	353	56	297
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,019	175	1,844
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(3,432)	(51)	(3,381)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		400,800	(3,088)	490	(3,578)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		389,700	(3,002)	1,167	(4,169)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(6,143)	2,330	(8,473)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	39,100	683	231	452
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		35,800	625	200	425
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		212,400	3,709	1,244	2,465
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$2,749,300	59,195	57,488	1,707
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		7,194,400	154,903	150,777	4,126
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,369,500	195,966	0	195,966
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	216,251	30,010	186,241
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	18,940	(897)	19,837
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	8,692	4,565	4,127
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	242,522	(72,969)	315,491
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		8,279,900	270,653	51,368	219,285
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	9,876	6,395	3,481
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	122,382	66,439	55,943
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,161,900	68,962	41,674	27,288
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	79,330	41,189	38,141
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	88,292	51,678	36,614
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		1,570,400	79,241	0	79,241
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		4,654,700	214,200	0	214,200
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		3,549,800	163,355	0	163,355
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		998,800	45,963	0	45,963
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		8,771,300	403,638	92,992	310,646
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		6,935,100	319,139	79,666	239,473
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		771,600	22,323	17,924	4,399
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		21,200	1,183	376	807
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		835,700	46,652	17,864	28,788
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	RBS		415,100	20,434	16,770	3,664
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	41	66	(25)

See Accompanying Notes	Semiannual Report	September 30, 2009	41

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		$99,600	$3,840	$(2,177)	$6,017
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		597,500	23,034	(9,139)	32,173
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		77,200	2,976	(1,797)	4,773
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(9,569)	5,211	(14,780)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	GSC		255,000	132	0	132
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	16	0	16
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		251,400	(6,068)	948	(7,016)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	36,211	(3,876)	40,087
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	188,200	6,944	(1,961)	8,905
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	12,529	4,594	7,935
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	204	17	187
Pay	6-Month GBP-LIBOR	2.500%	03/17/2012	HSBC		1,800	(2)	(7)	5
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,517	(37)	2,554
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,910	209	2,701
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,346	1,649	18,697
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	13,792	54	13,738
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,618	(91)	11,709
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,565	(57)	14,622
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,165	0	10,165
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	578	0	578
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	848	28	820

							$3,030,014	$650,187	$2,379,827

(p)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	3,632	$2,056	$1,305
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	3,532	2,855	1,380

				$4,911	$2,685

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$383
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		$401,000	3,949	542
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		109,900	543	204
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		991,000	7,820	4,256
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		163,300	1,135	758
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		67,000	657	37
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		41,000	403	22

42	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$500,000	$5,289	$676
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	500,000	3,423	927
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	811,000	5,702	1,504
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	480,800	3,769	2,230
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	771,000	8,351	1,042
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,944,200	13,844	3,604
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	15,000	152	56
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	449,000	4,900	607
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	679,000	7,327	2,916
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,494,400	11,682	6,932
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	990,300	9,992	6,654
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	241,000	2,385	131
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	565,300	3,850	1,048
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	45,000	253	97
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	17,000	191	9
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	350,000	1,918	473
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	189,100	1,214	351
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	66,000	629	283
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	1,641,000	10,416	5,125
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,448,000	7,538	1,957
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,029,000	22,162	5,616
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	1,750,000	10,622	3,769
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	634,000	4,988	2,723
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,406,100	34,008	20,440
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,768,900	17,829	11,886

							$207,560	$87,258

See Accompanying Notes	Semiannual Report	September 30, 2009	43

Summary Schedule of Investments  Total Return Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500
Sales	23,595	26,558,300		81,000	221,170
Closing Buys	(54,674)	(10,521,800)		(250,000)	(86,199)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	7,164	$26,558,300	EUR	81,000	$212,471

(q)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,108	$1,171	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.316%	05/25/2037	05/16/2007	18,442	13,201	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	213	187	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,203	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	99	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,682	1,910	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$22,675	$18,778	0.01%

(r)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2039	$450,000	$445,676	$445,640
Fannie Mae	5.500%	10/01/2039	10,392,640	10,778,679	10,871,678
Fannie Mae	5.500%	11/01/2039	11,358,314	11,802,069	11,842,814
Fannie Mae	6.000%	10/01/2039	2,763,000	2,914,025	2,914,534
Fannie Mae	6.000%	11/01/2039	2,320,400	2,435,197	2,440,409
Freddie Mac	5.500%	10/01/2039	827,000	865,013	865,637
Freddie Mac	6.000%	09/01/2039	323,000	336,672	341,724

				$29,577,331	$29,722,436

(s)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	117,553	10/2009	CITI	$1,564	$0	$1,564
Buy		120,971	10/2009	JPM	1,181	0	1,181
Buy		120,971	10/2009	RBS	6,109	0	6,109

44	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	59,593	11/2009	JPM	$558	$0	$558
Sell		4,000	11/2009	RBS	0	(64)	(64)
Buy	BRL	810,000	10/2009	BCLY	8,087	0	8,087
Sell		70,169	10/2009	BCLY	0	(3,688)	(3,688)
Buy		177,990	10/2009	CITI	2,240	0	2,240
Sell		511,290	10/2009	CITI	0	(35,992)	(35,992)
Buy		43,368	10/2009	DUB	1,448	0	1,448
Buy		661,795	10/2009	GSC	6,302	0	6,302
Sell		1,547,287	10/2009	GSC	0	(104,946)	(104,946)
Buy		1,477,269	10/2009	HSBC	19,295	0	19,295
Sell		1,889,228	10/2009	HSBC	0	(105,925)	(105,925)
Sell		711,390	10/2009	JPM	0	(50,795)	(50,795)
Buy		1,000,000	10/2009	RBC	14,860	0	14,860
Buy		558,942	10/2009	RBS	8,221	0	8,221
Sell		810,000	02/2010	BCLY	0	(8,012)	(8,012)
Sell		177,990	02/2010	CITI	0	(2,178)	(2,178)
Sell		43,368	02/2010	DUB	0	(1,438)	(1,438)
Sell		661,795	02/2010	GSC	0	(6,292)	(6,292)
Sell		1,477,269	02/2010	HSBC	0	(19,317)	(19,317)
Sell		1,000,000	02/2010	RBC	0	(14,711)	(14,711)
Sell		558,942	02/2010	RBS	0	(8,239)	(8,239)
Buy	CAD	75,401	10/2009	BCLY	928	0	928
Buy		72,582	10/2009	CITI	690	0	690
Buy		5,800	10/2009	RBS	36	0	36
Buy	CHF	1,132	10/2009	RBC	44	0	44
Buy		1,100	10/2009	RBS	0	(4)	(4)
Buy		2,232	12/2009	HSBC	0	(10)	(10)
Buy	CNY	233,076	03/2010	BCLY	0	(396)	(396)
Buy		233,622	03/2010	HSBC	0	(316)	(316)
Buy		372,463	03/2010	JPM	0	(537)	(537)
Buy		265,469	08/2010	HSBC	0	(107)	(107)
Buy		527,525	08/2010	JPM	0	(238)	(238)
Buy		544,574	08/2010	MSC	0	(277)	(277)
Sell	EUR	354,701	10/2009	BCLY	0	(10,939)	(10,939)
Sell		424,173	10/2009	BNP	0	(13,294)	(13,294)
Buy		3,512	10/2009	JPM	0	(8)	(8)
Buy		10,000	10/2009	RBC	107	0	107
Buy		7,602	10/2009	RBS	0	(35)	(35)
Buy	GBP	1,000	10/2009	BCLY	0	(60)	(60)
Sell		801,591	10/2009	BNP	54,280	(235)	54,045
Buy		45,000	10/2009	HSBC	464	0	464
Buy		22,421	10/2009	RBS	0	(603)	(603)
Buy	IDR	28,112,900	01/2010	BCLY	0	(32)	(32)
Sell	JPY	9,689,014	10/2009	BNP	0	(3,227)	(3,227)
Sell		23,256,163	10/2009	RBC	0	(2,689)	(2,689)
Sell		4,587,555	10/2009	RBS	0	(819)	(819)
Buy	KRW	19,476,216	11/2009	DUB	789	0	789
Buy		41,323,012	11/2009	JPM	1,781	0	1,781
Buy		20,371,746	11/2009	MSC	808	0	808
Buy	MXN	2,601	11/2009	CITI	0	(2)	(2)
Sell		418	11/2009	CITI	0	(3)	(3)
Sell		1,606	11/2009	DUB	0	(2)	(2)
Buy		2,371	11/2009	HSBC	0	(1)	(1)
Buy		5,269	11/2009	JPM	1	(1)	0
Buy	MYR	110,256	11/2009	BCLY	567	0	567
Buy		64,110	11/2009	BOA	309	0	309
Buy		226,720	11/2009	JPM	393	0	393
Buy		59,110	11/2009	RBS	304	0	304

See Accompanying Notes	Semiannual Report	September 30, 2009	45

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	NZD	8,236	10/2009	CITI	$38	$0	$38
Sell	SEK	19,776	10/2009	MSC	0	(291)	(291)
Sell		9,531	10/2009	RBS	0	(133)	(133)
Sell		29,307	12/2009	HSBC	3	0	3
Buy	SGD	49,894	11/2009	CITI	408	0	408
Buy		46,417	11/2009	DUB	784	0	784
Buy		89,630	11/2009	HSBC	1,093	0	1,093
Buy		487	11/2009	UBS	1	0	1
Buy	TWD	1,073,665	11/2009	GSC	809	0	809
Buy		1,076,952	11/2009	HSBC	912	0	912

					$135,414	$(395,856)	$(260,442)

(t)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$46,113,140	$2,841	$46,115,981
U.S. Government Agencies	0	89,267,366	199,762	89,467,128
U.S. Treasury Obligations	0	20,993,675	0	20,993,675
Short-Term Instruments	811,198	14,860,709	0	15,671,907
Other Investments +++	4,976	20,889,122	28,663	20,922,761

Investments, at value	$816,174	$192,124,012	$231,266	$193,171,452

Short Sales, at value	$0	$(29,722,436)	$0	$(29,722,436)

Financial Derivative Instruments ++++	$997,723	$2,017,993	$(180)	$3,015,536

Total	$1,813,897	$164,419,569	$231,086	$166,464,552

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$3,374	$(1,152)	$3	$(193)	$344	$465	$2,841	$144
U.S. Government Agencies	106,233	(1,392)	85	(63)	3,846	91,053	199,762	3,798
Other Investments +++	32,697	(4,833)	17	151	1,982	(1,351)	28,663	1,476

Investments, at value	$142,304	$(7,377)	$105	$(105)	$6,172	$90,167	$231,266	$5,418

Financial Derivative Instruments ++++	$11,987	$0	$0	$0	$(1,995)	$(10,172)	$(180)	$2,544

Total	$154,291	$(7,377)	$105	$(105)	$4,177	$79,995	$231,086	$7,962

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

46	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(u)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$997,912	$0	$0	$0	$0	$997,912
Unrealized appreciation on foreign currency contracts	0	135,414	0	0	0	135,414
Unrealized appreciation on swap agreements	2,424,704	0	177,637	0	0	2,602,341

	$3,422,616	$135,414	$177,637	$0	$0	$3,735,667

Liabilities:
Written options outstanding	$89,943	$0	$0	$0	$0	$89,943
Variation margin payable ^^	293	0	0	0	0	293
Unrealized depreciation on foreign currency contracts	0	395,856	0	0	0	395,856
Unrealized depreciation on swap agreements	44,877	0	189,162	0	0	234,039

	$135,113	$395,856	$189,162	$0	$0	$720,131

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$59,329	$0	$0	$0	$0	$59,329
Net realized gain (loss) on futures contracts, written options and swaps	1,954,995	0	(818,093)	0	0	1,136,902
Net realized (loss) on foreign currency transactions	0	(607,662)	0	0	0	(607,662)

	$2,014,324	$(607,662)	$(818,093)	$0	$0	$588,569

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(920,795)	$0	$0	$0	$0	$(920,795)
Net change in unrealized appreciation on futures contracts, written options and swaps	469,920	0	1,155,052	0	0	1,624,972
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(146,584)	0	0	0	(146,584)

	$(450,875)	$(146,584)	$1,155,052	$0	$0	$557,593

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	47

Schedule of Investments  Total Return Fund II

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 21.4%

BANKING & FINANCE 16.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,303
American Express Bank FSB
0.306% due 10/20/2009	8,650	8,648
5.500% due 04/16/2013	500	528
American Express Centurion Bank
0.401% due 11/16/2009	3,900	3,898
6.000% due 09/13/2017	4,000	4,144
American Express Co.
7.000% due 03/19/2018	200	220
American Express Credit Corp.
0.311% due 11/09/2009	6,600	6,599
5.875% due 05/02/2013	2,800	2,972
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	6,400	6,137
American General Finance Corp.
4.875% due 05/15/2010	15,700	15,083
5.625% due 08/17/2011	400	337
American International Group, Inc.
0.620% due 10/18/2011	100	88
4.950% due 03/20/2012	1,200	1,081
5.050% due 10/01/2015	1,000	742
Bank of America Corp.
0.591% due 11/06/2009	2,600	2,600
2.375% due 06/22/2012	7,300	7,449
Bank of America N.A.
5.300% due 03/15/2017	325	312
6.000% due 10/15/2036	1,300	1,285
6.100% due 06/15/2017	16,100	16,221
Bank of New York Mellon Corp.
7.300% due 12/01/2009	400	405
Bear Stearns Cos. LLC
0.497% due 02/23/2010	4,000	4,001
0.650% due 08/15/2011	700	697
0.718% due 01/31/2011	7,700	7,693
0.910% due 07/19/2010	5,900	5,916
Citibank N.A.
1.625% due 03/30/2011	2,700	2,732
1.875% due 05/07/2012	700	705
1.875% due 06/04/2012	400	403
Citigroup Funding, Inc.
2.250% due 12/10/2012	1,500	1,522
Citigroup, Inc.
0.313% due 12/28/2009	4,800	4,793
2.125% due 04/30/2012	2,400	2,436
5.300% due 10/17/2012	1,000	1,033
5.500% due 08/27/2012	3,025	3,118
5.500% due 04/11/2013	11,200	11,474

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.625% due 08/27/2012	$2,500	$2,530
5.850% due 07/02/2013	700	713
6.000% due 08/15/2017	7,900	7,804
8.500% due 05/22/2019	2,800	3,166
Credit Suisse USA, Inc.
0.640% due 08/15/2010	13,987	14,010
Fifth Third Bancorp
6.250% due 05/01/2013	350	361
8.250% due 03/01/2038	16,000	14,951
General Electric Capital Corp.
1.800% due 03/11/2011	10,400	10,533
2.000% due 09/28/2012	3,000	3,020
3.000% due 12/09/2011	6,800	7,042
5.875% due 01/14/2038	10,200	9,385
6.875% due 01/10/2039	3,900	4,098
Goldman Sachs Group, Inc.
0.520% due 11/16/2009	11,400	11,402
0.692% due 08/05/2011	1,000	991
5.300% due 02/14/2012	325	344
5.625% due 01/15/2017	5,800	5,854
5.950% due 01/18/2018	7,375	7,664
6.150% due 04/01/2018	4,700	4,952
6.250% due 09/01/2017	6,300	6,674
HCP, Inc.
5.650% due 12/15/2013	2,300	2,278
HSBC Bank USA N.A.
6.000% due 08/09/2017	55,500	58,679
HSBC Finance Corp.
0.380% due 03/12/2010	4,500	4,486
0.720% due 11/16/2009	8,400	8,404
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	4,112
JPMorgan Chase & Co.
0.508% due 05/07/2010	5,800	5,803
6.000% due 01/15/2018	1,700	1,828
7.900% due 04/29/2049	3,000	2,889
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	7,825	8,243
JPMorgan Chase Capital XX
6.550% due 09/15/2066	800	745
KBC Bank Funding Trust III
9.860% due 11/29/2049	12,000	8,460
KeyBank N.A.
2.598% due 06/02/2010	5,600	5,574
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	14,700	2,536
2.951% due 05/25/2010 (a)	1,700	293
5.625% due 01/24/2013 (a)	3,100	562
6.875% due 05/02/2018 (a)	1,200	219

48	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	$4,800	$4,800
0.544% due 06/05/2012	500	481
2.709% due 05/12/2010	11,500	11,649
6.050% due 08/15/2012	325	347
6.400% due 08/28/2017	4,400	4,463
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,290
Metropolitan Life Global Funding I
0.480% due 05/17/2010	7,500	7,486
Morgan Stanley
0.599% due 01/15/2010	10,900	10,896
0.788% due 01/09/2012	1,000	974
2.550% due 05/14/2010	15,900	16,077
5.300% due 03/01/2013	1,150	1,206
5.625% due 01/09/2012	450	477
5.750% due 08/31/2012	850	910
5.950% due 12/28/2017	225	230
National City Bank
6.200% due 12/15/2011	375	401
PNC Funding Corp.
7.500% due 11/01/2009	335	336
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,876
5.550% due 04/27/2015	4,000	4,033
SLM Corp.
4.000% due 07/25/2014	2,000	1,373
5.375% due 05/15/2014	400	307
State Street Capital Trust III
8.250% due 03/15/2042	3,500	3,429
State Street Capital Trust IV
1.299% due 06/01/2077	600	390
U.S. Bank N.A.
6.375% due 08/01/2011	250	270
UBS Preferred Funding Trust I
8.622% due 10/29/2049	19,700	18,150
USB Capital IX
6.189% due 10/29/2049	700	544
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,360
Wells Fargo & Co.
7.980% due 03/29/2049	29,300	26,810
ZFS Finance USA Trust I
5.875% due 05/09/2062	467	380

		481,125

INDUSTRIALS 4.4%
Abbott Laboratories
5.875% due 05/15/2016	325	363

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Amgen, Inc.
6.900% due 06/01/2038	$2,600	$3,176
Comcast Corp.
5.875% due 02/15/2018	1,100	1,174
6.450% due 03/15/2037	1,100	1,169
Dell, Inc.
5.650% due 04/15/2018	6,000	6,308
Delta Air Lines, Inc.
6.619% due 09/18/2012	384	375
General Mills, Inc.
0.635% due 01/22/2010	3,500	3,500
6.000% due 02/15/2012	300	326
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	350
International Business Machines Corp.
5.700% due 09/14/2017	23,200	25,610
7.625% due 10/15/2018	350	431
Kraft Foods, Inc.
6.125% due 08/23/2018	375	398
Marathon Oil Corp.
6.000% due 10/01/2017	325	342
McDonald's Corp.
5.800% due 10/15/2017	200	225
Oracle Corp.
4.950% due 04/15/2013	7,000	7,585
5.750% due 04/15/2018	6,900	7,616
PepsiCo, Inc.
5.000% due 06/01/2018	275	295
President and Fellows of Harvard College
6.500% due 01/15/2039	24,100	29,178
Roche Holdings, Inc.
6.000% due 03/01/2019	5,200	5,799
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,096
Target Corp.
5.125% due 01/15/2013	6,200	6,685
Time Warner, Inc.
6.875% due 05/01/2012	380	419
United Airlines, Inc.
9.190% due 12/24/2013 (a)	5,469	1,668
Wyeth
6.950% due 03/15/2011	400	430
Yum! Brands, Inc.
6.250% due 03/15/2018	20,000	21,583

		127,101

UTILITIES 0.4%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,228

See Accompanying Notes	Semiannual Report	September 30, 2009	49

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
AT&T, Inc.
0.572% due 02/05/2010	$2,300	$2,302
4.950% due 01/15/2013	1,700	1,814
5.500% due 02/01/2018	1,700	1,777
6.250% due 03/15/2011	400	427
6.300% due 01/15/2038	1,200	1,262
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,900	2,914
Verizon Communications, Inc.
5.250% due 04/15/2013	500	542

		13,266

Total Corporate Bonds & Notes (Cost $613,519)		621,492

MUNICIPAL BONDS & NOTES 2.6%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	2,008
7.500% due 04/01/2034	4,300	4,728
7.550% due 04/01/2039	6,200	6,900
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,798
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	651
6.899% due 12/01/2040	7,100	7,956
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2026	5,640	6,083
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	800	623
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	4,600	4,838
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,300	6,550
Miami, Florida Rent Revenue Bonds, Series 1989
8.650% due 07/01/2019	145	171
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,600	2,685
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,843
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,541

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Southern California State Tobacco Securitization Agency Revenue Bonds, Series 2006
5.125% due 06/01/2046	$1,800	$1,356
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	2,600	2,667
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	6,500	6,923
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	6,700	7,225

Total Municipal Bonds & Notes (Cost $68,932)		76,546

U.S. GOVERNMENT AGENCIES 55.2%
Fannie Mae
0.306% due 12/25/2036	1,790	1,693
2.251% due 07/01/2044	636	628
2.451% due 09/01/2040	2,743	2,752
3.254% due 07/01/2020	82	83
3.304% due 03/01/2024	1	1
3.325% due 02/01/2023	63	64
3.789% due 09/01/2034	569	584
3.850% due 10/01/2035	3,246	3,319
4.143% due 04/01/2024	15	15
4.158% due 05/25/2035	663	678
4.325% due 01/01/2024	14	14
4.401% due 12/01/2023	55	56
4.500% due 10/01/2024	900	932
4.832% due 09/01/2035	795	832
4.901% due 01/01/2035	1,658	1,715
5.000% due 12/01/2016 - 11/01/2039	263,708	275,938
5.500% due 11/01/2013 - 11/01/2039	600,510	629,457
5.770% due 06/01/2013	601	658
5.953% due 06/21/2027	26,800	28,509
6.000% due 05/01/2017 - 10/01/2039	336,970	356,469
6.047% due 05/01/2012	299	321
6.113% due 02/01/2012	563	608
6.500% due 07/01/2013 - 06/25/2044	7,151	7,648
7.000% due 04/01/2011 - 09/25/2020	22	24
7.040% due 12/01/2009	299	299
8.000% due 04/01/2015 - 10/01/2030	8	9
8.500% due 04/01/2017	1	1
9.000% due 06/01/2010 - 06/25/2018	7	8
9.250% due 07/25/2019	108	124
10.000% due 11/01/2021	3	4

50	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
3.375% due 06/24/2011	$1,600	$1,666
Freddie Mac
0.393% due 07/15/2019 - 08/15/2019	12,397	12,155
1.125% due 06/01/2011 (d)	9,900	9,958
2.251% due 02/25/2045	420	397
3.384% due 07/01/2030	64	65
3.877% due 12/01/2022	250	257
5.000% due 11/01/2018 - 11/01/2039	171,129	177,123
5.250% due 07/18/2011	900	971
5.335% due 02/01/2023	43	44
5.500% due 01/01/2018 - 11/01/2039	31,182	32,535
6.000% due 02/01/2016 - 10/01/2039	40,828	43,164
6.500% due 12/01/2010	5	5
7.000% due 07/15/2022	981	1,063
7.500% due 01/15/2023	2,329	2,528
8.000% due 11/01/2025 - 06/15/2030	1,201	1,268
9.000% due 12/15/2020	57	62
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	6	7
10.000% due 06/01/2011 - 03/01/2021	5	6
Ginnie Mae
4.125% due 12/20/2029	570	580
4.375% due 06/20/2023 - 06/20/2027	1,584	1,620
4.625% due 09/20/2024 - 07/20/2030	1,174	1,206
6.000% due 01/15/2024 - 11/15/2038	3,827	4,050
7.500% due 09/15/2014 - 09/15/2025	19	21
8.000% due 07/15/2010 - 08/15/2024	50	57
9.000% due 11/15/2017	20	21
9.500% due 01/20/2019 - 12/15/2021	9	10
Small Business Administration
7.449% due 08/01/2010	267	277
7.970% due 01/25/2025	109	114

Total U.S. Government Agencies (Cost $1,552,486)		1,604,674

U.S. TREASURY OBLIGATIONS 17.3%
U.S. Treasury Bonds
3.500% due 02/15/2039	6,300	5,711
4.250% due 05/15/2039	81,200	84,055
4.375% due 02/15/2038	2,500	2,635

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.500% due 05/15/2038	$24,100	$25,953
4.500% due 08/15/2039	11,000	11,866
5.375% due 02/15/2031 (g)	9,400	11,177
U.S. Treasury Notes
0.875% due 12/31/2010	5,400	5,426
0.875% due 02/28/2011	3,000	3,013
0.875% due 03/31/2011	3,600	3,614
0.875% due 04/30/2011 (g)	2,312	2,319
0.875% due 05/31/2011	105,300	105,604
1.000% due 07/31/2011 (g)	20,200	20,269
1.000% due 08/31/2011	40,500	40,592
1.000% due 09/30/2011	105,400	105,540
2.375% due 09/30/2014	7,000	7,022
3.000% due 09/30/2016	66,000	66,294

Total U.S. Treasury Obligations (Cost $492,976)		501,090

MORTGAGE-BACKED SECURITIES 2.8%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,815	1,464
Banc of America Funding Corp.
3.487% due 05/25/2035	3,142	2,959
Bear Stearns Adjustable Rate Mortgage Trust
5.117% due 04/25/2033	973	935
Bear Stearns Alt-A Trust
5.355% due 05/25/2035	4,713	3,177
5.490% due 09/25/2035	682	433
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	451
5.471% due 01/12/2045	1,500	1,394
5.700% due 06/11/2050	5,000	4,440
Bear Stearns Mortgage Funding Trust
0.436% due 01/25/2037	13,262	6,214
Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	3,600	2,953
4.700% due 12/25/2035	1,016	870
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,269
Countrywide Alternative Loan Trust
0.426% due 05/25/2047	3,006	1,352
Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	19	17
5.250% due 02/20/2036	1,262	853
5.750% due 05/25/2033	60	59
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	500	444
CS First Boston Mortgage Securities Corp.
5.016% due 06/25/2032	63	59

See Accompanying Notes	Semiannual Report	September 30, 2009	51

Schedule of Investments  Total Return Fund II  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	$1,114	$1,049
DLJ Acceptance Trust
11.000% due 08/01/2019	10	10
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	2,075	1,643
0.326% due 01/25/2047	2,283	1,825
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	192
5.444% due 03/10/2039	2,200	1,955
GS Mortgage Securities Corp. II
5.999% due 08/10/2045	8,400	6,967
GSR Mortgage Loan Trust
5.167% due 01/25/2036	36	31
5.237% due 11/25/2035	3,603	3,193
Guaranteed Mortgage Corp. III GNMA-CMB
9.300% due 07/20/2019	32	35
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	605	442
Indymac ARM Trust
4.000% due 01/25/2032	27	20
Indymac Index Mortgage Loan Trust
5.520% due 11/25/2035	5,127	3,741
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	3,700	3,180
5.420% due 01/15/2049	500	423
5.440% due 06/12/2047	1,300	1,120
5.794% due 02/12/2051	3,000	2,623
5.882% due 02/15/2051	1,200	1,023
6.006% due 06/15/2049	100	97
JPMorgan Mortgage Trust
5.012% due 02/25/2035	19	19
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	631	562
Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	524
5.485% due 03/12/2051	2,900	2,267
Morgan Stanley Capital I
0.304% due 10/15/2020	1,070	820
5.809% due 12/12/2049	300	258
Prime Mortgage Trust
0.646% due 02/25/2019	118	112
0.646% due 02/25/2034	778	706
Residential Funding Mortgage Securities I
5.561% due 02/25/2036	654	436

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Mortgage Investments, Inc.
0.906% due 09/19/2032	$519	$380
Structured Asset Securities Corp.
3.535% due 01/25/2032	74	69
4.565% due 02/25/2032	82	73
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	2,263	2,141
Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	2,921	2,182
5.342% due 12/15/2043	3,800	2,903
5.509% due 04/15/2047	1,700	1,310
WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	914	495
2.101% due 11/25/2042	381	236
4.678% due 05/25/2035	395	340
Wells Fargo Mortgage-Backed Securities Trust
0.746% due 07/25/2037	1,183	716
4.940% due 01/25/2035	22	20
4.948% due 03/25/2036	4,567	3,493

Total Mortgage-Backed Securities (Cost $92,113)		79,974

ASSET-BACKED SECURITIES 1.9%
ACE Securities Corp.
0.296% due 12/25/2036	985	801
Ally Auto Receivables Trust
1.320% due 03/15/2012	3,300	3,271
Amortizing Residential Collateral Trust
0.516% due 06/25/2032	655	488
Asset-Backed Funding Certificates
0.306% due 11/25/2036	449	439
Bear Stearns Asset-Backed Securities Trust
0.306% due 01/25/2037	3,128	2,787
0.336% due 06/25/2047	1,133	903
0.696% due 03/25/2043	300	277
0.746% due 06/25/2035	1,397	1,327
Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	1,172	1,129
EMC Mortgage Loan Trust
0.616% due 05/25/2040	1,895	1,324
First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	1,412	1,347
0.296% due 11/25/2036	1,522	1,498
Ford Credit Auto Owner Trust
1.143% due 01/15/2011	7,601	7,612
1.663% due 06/15/2012	12,700	12,829
Fremont Home Loan Trust
0.306% due 01/25/2037	1,112	726

52	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	$594	$401
JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	1,102	1,058
Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	107	82
Morgan Stanley ABS Capital I
0.286% due 10/25/2036	436	426
0.306% due 05/25/2037	203	169
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	467	452
Option One Mortgage Loan Trust
0.296% due 01/25/2037	437	429
Quest Trust
0.366% due 08/25/2036	5,000	3,363
Securitized Asset-Backed Receivables LLC Trust
0.306% due 12/25/2036	1,273	670
SLM Student Loan Trust
2.004% due 04/25/2023	11,894	12,367
Structured Asset Securities Corp.
0.536% due 01/25/2033	224	135

Total Asset-Backed Securities (Cost $58,652)		56,310

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.8%
American International Group, Inc.
8.500% due 08/01/2011	202,700	2,341
Wells Fargo & Co.
7.500% due 12/31/2049	55,500	49,561

Total Convertible Preferred Securities (Cost $35,686)		51,902

PREFERRED STOCKS 0.5%
DG Funding Trust
0.652% due 12/31/2049	1,568	13,387

Total Preferred Stocks (Cost $16,522)		13,387

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 3.7%

REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2009	$7,999	$7,999

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $8,159. Repurchase proceeds are $7,999.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (d)(g)	1,088	1,087

U.S. TREASURY BILLS 0.1%
0.197% due 03/11/2010 - 03/25/2010 (b)(d)(e)	2,285	2,283

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 3.3%
	9,585,312	95,978

Total Short-Term Instruments (Cost $107,348)		107,347

Total Investments 107.2% (Cost $3,038,234)		$3,112,722

Written Options (i) (0.1%) (Premiums $3,335)		(1,278)

Other Assets and Liabilities (Net) (7.1%)		(206,992)

Net Assets 100.0%		$2,904,452

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $1,242 have been pledged as collateral for swap and swaption contracts on September 30, 2009.

See Accompanying Notes	Semiannual Report	September 30, 2009	53

Schedule of Investments  Total Return Fund II  (Cont.)

(e)	Securities with an aggregate market value of $1,369 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $567,496 at a weighted average interest rate of 0.361%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $5,084 and cash of $1,147 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar December Futures	Long	12/2009	1,968	$7,464
90-Day Eurodollar December Futures	Long	12/2010	401	227
90-Day Eurodollar June Futures	Long	06/2010	392	743
90-Day Eurodollar March Futures	Long	03/2010	601	4,208
90-Day Eurodollar September Futures	Long	09/2010	72	183
U.S. Treasury 2-Year Note December Futures	Long	12/2009	96	(4)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	125	216
U.S. Treasury 10-Year Note December Futures	Long	12/2009	250	360
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	729	545

				$13,942

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	1.670%	03/20/2013	8.112%	$600	$(108)	$0	$(108)
American International Group, Inc.	DUB	5.000%	12/20/2013	8.079%	5,300	(524)	(477)	(47)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.329%	2,000	(31)	0	(31)
CIT Group, Inc.	BCLY	5.200%	03/20/2013	29.111%	3,600	(1,158)	0	(1,158)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	300	(1)	0	(1)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	400	(2)	0	(2)
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.444%	1,100	39	37	2
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.504%	100	(1)	0	(1)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	13,800	(202)	0	(202)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	13,700	(547)	0	(547)
General Electric Capital Corp.	BNP	1.100%	12/20/2009	1.471%	1,000	(1)	0	(1)
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	300	(2)	0	(2)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	2,000	128	106	22
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	600	(1)	0	(1)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	400	0	0	0
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	400	(2)	0	(2)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.638%	400	20	(26)	46
General Electric Capital Corp.	DUB	5.000%	09/20/2011	1.750%	2,900	186	157	29
General Electric Capital Corp.	GSC	0.830%	12/20/2009	1.471%	1,500	(2)	0	(2)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	2,000	129	94	35
General Electric Capital Corp.	MLP	1.080%	12/20/2009	1.471%	12,700	(7)	0	(7)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	1.191%	4,600	(7)	(70)	63
International Lease Finance Corp.	MLP	5.000%	12/20/2013	9.204%	4,000	(494)	(670)	176
SLM Corp.	BOA	5.000%	09/20/2011	9.000%	1,900	(128)	(238)	110
Wells Fargo & Co.	RBS	3.020%	03/20/2013	0.789%	8,200	619	0	619

						$(2,097)	$(1,087)	$(1,010)

54	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$10,900	$44	$116	$(72)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$7,993	$(209)	$0	$(209)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(125)	0	(125)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,926	(48)	0	(48)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	4,800	82	0	82
CDX.IG-9 5-Year Index 30-100%	BCLY	0.758%	12/20/2012	18,668	308	0	308
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	12,348	184	0	184
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,847	25	0	25
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	3,986	56	0	56
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,528	29	0	29
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	3,111	29	0	29

					$331	$0	$331

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2009	55

Schedule of Investments  Total Return Fund II  (Cont.)

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA	$43,300	$932	$905	$27
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC	112,000	2,411	2,347	64
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS	348,400	12,715	0	12,715
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY	181,700	5,939	(1,787)	7,726
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS	181,200	5,923	474	5,449
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA	4,200	249	153	96
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB	15,300	908	579	329
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB	6,200	368	195	173
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP	10,600	629	239	390
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS	11,100	659	254	405
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS	32,200	1,625	0	1,625
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY	80,200	3,691	0	3,691
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM	55,200	2,540	0	2,540
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP	21,400	985	0	985
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC	132,900	6,116	0	6,116
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS	156,300	7,193	2,945	4,248
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA	12,600	365	293	72
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS	9,900	553	212	341
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA	4,500	174	(98)	272
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC	6,600	254	(142)	396

						$54,229	$6,569	$47,660

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	54	$30	$19
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	54	44	21

				$74	$40

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$7,800	$37	$14
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,000	28	19
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	27,000	281	101
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	36,000	381	49
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	110,000	773	204
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	4,000	45	15
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,900	46	27
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	11,800	89	55

56	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$12,500	$126	$84
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	31,000	324	17
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	5,300	36	10
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	143	64
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	114,600	880	532
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	72	47

							$3,261	$1,238

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	513	$164,700	$1,127
Sales	360	451,900	4,014
Closing Buys	(576)	(224,700)	(1,670)
Expirations	0	0	0
Exercised	(189)	0	(136)

Balance at 09/30/2009	108	$391,900	$3,335

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$453,200	$470,431	$472,532
Fannie Mae	6.000%	11/01/2039	26,000	27,288	27,344

				$497,719	$499,876

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$621,492	$0	$621,492
U.S. Government Agencies	0	1,604,674	0	1,604,674
U.S. Treasury Obligations	0	501,090	0	501,090
Other Investments +++	147,880	237,586	0	385,466

Investments, at value	$147,880	$2,964,842	$0	$3,112,722

Short Sales, at value	$0	$(499,876)	$0	$(499,876)

Financial Derivative Instruments ++++	$13,942	$45,631	$0	$59,573

Total	$161,822	$2,510,597	$0	$2,672,419

See Accompanying Notes	Semiannual Report	September 30, 2009	57

Schedule of Investments  Total Return Fund II  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$2,024	$(279)	$6	$24	$(107)	$(1,668)	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information. ++ Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable^^	$13,946	$0	$0	$0	$0	$13,946
Unrealized appreciation on swap agreements	47,660	0	1,815	0	0	49,475

	$61,606	$0	$1,815	$0	$0	$63,421

Liabilities:
Written options outstanding	$1,278	$0	$0	$0	$0	$1,278
Variation margin payable^^	4	0	0	0	0	4
Unrealized depreciation on swap agreements	0	0	2,566	0	0	2,566

	$1,282	$0	$2,566	$0	$0	$3,848

58	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$832	$0	$0	$0	$0	$832
Net realized gain (loss) on futures contracts, written options and swaps	27,405	0	(1,149)	0	0	26,256

	$28,237	$0	$(1,149)	$0	$0	$27,088

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(16,726)	$0	$0	$0	$0	$(16,726)
Net change in unrealized appreciation on futures contracts, written options and swaps	24,073	0	13,321	0	0	37,394

	$7,347	$0	$13,321	$0	$0	$20,668

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	59

Schedule of Investments  Total Return Fund III

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.5%
Daimler Finance North America LLC
4.250% due 08/03/2012	$9,800	$9,447
Sensata Technologies BV
2.246% due 04/27/2013	2,924	2,513

Total Bank Loan Obligations (Cost $12,445)		11,960

CORPORATE BONDS & NOTES 23.4%

BANKING & FINANCE 17.4%
Allied World Assurance Co. Holdings Ltd.
7.500% due 08/01/2016	100	105
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	3,000	3,197
American Express Bank FSB
0.306% due 10/20/2009	4,000	3,999
0.376% due 05/29/2012	1,025	959
5.500% due 04/16/2013	300	317
6.000% due 09/13/2017	4,000	4,144
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,144
American Express Co.
7.000% due 03/19/2018	2,600	2,865
American Express Credit Corp.
0.311% due 11/09/2009	5,700	5,699
5.875% due 05/02/2013	3,255	3,455
American General Finance Corp.
5.375% due 10/01/2012	265	205
6.900% due 12/15/2017	5,300	3,712
American International Group, Inc.
0.620% due 10/18/2011	7,800	6,872
5.050% due 10/01/2015	400	297
5.850% due 01/16/2018	10,400	7,541
ASIF I
0.654% due 07/26/2010	10,000	9,451
Bank of America Corp.
0.770% due 08/15/2016	1,400	1,154
2.375% due 06/22/2012	5,700	5,817
5.650% due 05/01/2018	165	163
6.500% due 08/01/2016	17,500	18,429
Bank of America N.A.
0.579% due 06/15/2016	1,300	1,112
Barclays Bank PLC
5.450% due 09/12/2012	20,400	21,942
6.050% due 12/04/2017	3,400	3,427
Bear Stearns Cos. LLC
0.650% due 08/15/2011	300	299
0.718% due 01/31/2011	7,900	7,892

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.400% due 10/02/2017	$8,900	$9,697
7.250% due 02/01/2018	60	69
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013	85	92
C10 Capital SPV Ltd.
6.722% due 12/31/2049	2,500	1,979
Calabash Re Ltd.
8.699% due 01/08/2010	3,400	3,364
Catlin Insurance Co. Ltd.
7.249% due 12/31/2049	150	101
Citibank N.A.
1.875% due 05/07/2012	500	504
1.875% due 06/04/2012	300	302
Citigroup Funding, Inc.
2.250% due 12/10/2012	1,100	1,116
Citigroup, Inc.
0.313% due 12/28/2009	400	399
0.579% due 05/18/2010	1,500	1,494
2.125% due 04/30/2012	4,000	4,059
5.100% due 09/29/2011	925	952
5.300% due 10/17/2012	1,100	1,136
5.500% due 08/27/2012	12,200	12,577
5.500% due 04/11/2013	12,700	13,011
5.625% due 08/27/2012	2,200	2,226
5.850% due 07/02/2013	700	713
6.125% due 08/25/2036	9,800	8,436
Countrywide Financial Corp.
5.800% due 06/07/2012	3,300	3,484
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	110	112
Credit Suisse USA, Inc.
0.505% due 11/20/2009	490	490
Deutsche Bank AG
4.875% due 05/20/2013	590	629
6.000% due 09/01/2017	7,200	7,783
DnB NOR Bank ASA
0.580% due 10/13/2009	3,300	3,298
Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	486
7.375% due 10/28/2009	2,700	2,701
7.375% due 02/01/2011	2,100	2,090
7.875% due 06/15/2010	700	703
12.000% due 05/15/2015	4,100	4,523
General Electric Capital Corp.
0.510% due 08/15/2011	2,700	2,634
0.674% due 07/27/2012	2,100	2,006
2.000% due 09/28/2012	2,200	2,214
3.000% due 12/09/2011	500	518
3.750% due 12/15/2009	145	146
5.625% due 05/01/2018	700	698

60	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.375% due 11/15/2067	$300	$249
6.875% due 01/10/2039	3,500	3,677
GMAC LLC
6.000% due 12/15/2011	600	550
Goldman Sachs Group, Inc.
0.520% due 11/16/2009	5,000	5,001
0.739% due 03/22/2016	100	94
4.750% due 07/15/2013	790	825
5.700% due 09/01/2012	41	44
5.950% due 01/18/2018	8,500	8,833
6.250% due 09/01/2017	6,800	7,203
HSBC Capital Funding LP
9.547% due 12/29/2049	1,200	1,224
HSBC Finance Corp.
0.564% due 10/21/2009	2,600	2,600
0.720% due 11/16/2009	7,770	7,773
5.250% due 01/15/2014	300	310
HSBC Holdings PLC
6.500% due 05/02/2036	3,800	4,130
6.500% due 09/15/2037	1,500	1,628
ICICI Bank Ltd.
1.050% due 01/12/2010	5,800	5,685
International Lease Finance Corp.
4.875% due 09/01/2010	270	253
John Deere Capital Corp.
4.500% due 04/03/2013	555	587
JPMorgan Chase & Co.
5.750% due 01/02/2013	290	310
7.900% due 04/29/2049	4,340	4,180
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	5,700	6,004
JPMorgan Chase Capital XX
6.550% due 09/15/2066	700	652
KBC Bank Funding Trust III
9.860% due 11/29/2049	2,100	1,480
KeyBank N.A.
2.598% due 06/02/2010	5,300	5,276
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	11,000	1,898
2.951% due 05/25/2010 (a)	100	17
3.005% due 07/18/2011 (a)	3,000	518
3.052% due 11/10/2009 (a)	2,500	431
5.625% due 01/24/2013 (a)	3,200	580
Longpoint Re Ltd.
5.549% due 05/08/2010	1,700	1,700
Macquarie Group Ltd.
7.300% due 08/01/2014	11,900	12,723
Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	4,300	4,300
0.544% due 06/05/2012	2,500	2,406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.640% due 02/15/2011	$2,600	$2,535
0.692% due 02/05/2010	6,400	6,402
4.250% due 02/08/2010	750	759
6.050% due 08/15/2012	3,800	4,056
6.150% due 04/25/2013	155	164
6.400% due 08/28/2017	4,000	4,058
6.875% due 04/25/2018	1,070	1,127
MetLife, Inc.
5.375% due 12/15/2012	10	11
Metropolitan Life Global Funding I
5.125% due 04/10/2013	690	716
Morgan Stanley
0.599% due 01/15/2010	10,100	10,096
0.788% due 01/09/2012	1,000	974
2.550% due 05/14/2010	11,300	11,426
4.750% due 04/01/2014	110	109
6.250% due 08/28/2017	1,300	1,355
Mystic Re Ltd.
10.361% due 06/07/2011	1,100	1,112
National Australia Bank Ltd.
5.350% due 06/12/2013	3,100	3,309
Nordea Bank Sweden AB
8.950% due 11/29/2049	500	483
Petroleum Export Ltd.
5.265% due 06/15/2011	294	287
PNC Funding Corp.
5.125% due 12/14/2010	135	140
Protective Life Secured Trusts
4.850% due 08/16/2010	115	117
Prudential Financial, Inc.
6.625% due 12/01/2037	800	820
Prudential Holdings LLC
8.695% due 12/18/2023	265	277
Regions Financial Corp.
6.375% due 05/15/2012	1,270	1,193
Residential Reinsurance 2007 Ltd.
10.611% due 06/07/2010	700	717
Resona Bank Ltd.
5.850% due 09/29/2049	800	693
Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	12,300	12,335
3.000% due 12/09/2011	3,000	3,090
5.000% due 11/12/2013	1,990	1,827
7.648% due 08/29/2049	3,800	2,132
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	3,700	3,259
SLM Corp.
5.000% due 10/01/2013	410	327
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	1,700	1,493

See Accompanying Notes	Semiannual Report	September 30, 2009	61

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SMFG Preferred Capital USD 3 Ltd.
9.500% due 07/29/2049	$10,400	$11,550
Societe Generale
5.922% due 04/29/2049	2,200	1,586
State Street Capital Trust IV
1.299% due 06/01/2077	600	390
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	5,800	5,522
TNK-BP Finance S.A.
6.125% due 03/20/2012	700	695
UBS AG
5.750% due 04/25/2018	1,000	1,018
5.875% due 12/20/2017	2,500	2,563
USB Capital IX
6.189% due 10/29/2049	600	466
Wachovia Capital Trust III
5.800% due 03/29/2049	245	173
Wells Fargo & Co.
7.980% due 03/29/2049	68,375	62,563
World Financial Properties
6.950% due 09/01/2013	114	115
XL Capital Ltd.
6.500% due 12/31/2049	220	161

		471,281

INDUSTRIALS 4.7%
Alcoa, Inc.
6.000% due 07/15/2013	85	89
Cameron International Corp.
6.375% due 07/15/2018	125	133
Canadian Natural Resources Ltd.
5.700% due 05/15/2017	535	570
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	3,200	3,216
CODELCO, Inc.
6.150% due 10/24/2036	400	416
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	135	157
Comcast Corp.
5.875% due 02/15/2018	1,000	1,068
6.450% due 03/15/2037	1,000	1,063
6.500% due 11/15/2035	95	102
Commercial Metals Co.
7.350% due 08/15/2018	60	63
ConocoPhillips
4.400% due 05/15/2013	60	63

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Dell, Inc.
4.700% due 04/15/2013	$5,800	$6,121
5.650% due 04/15/2018	170	179
Devon Financing Corp. ULC
6.875% due 09/30/2011	210	229
Diageo Capital PLC
5.200% due 01/30/2013	60	64
El Paso Corp.
9.625% due 05/15/2012	1,000	1,044
El Paso Natural Gas Co.
8.625% due 01/15/2022	1,000	1,220
Gaz Capital S.A.
6.212% due 11/22/2016	700	675
General Mills, Inc.
0.635% due 01/22/2010	3,200	3,200
5.250% due 08/15/2013	120	131
Hewlett-Packard Co.
4.500% due 03/01/2013	135	144
International Business Machines Corp.
5.700% due 09/14/2017	28,100	31,019
Kinder Morgan Energy Partners LP
6.000% due 02/01/2017	150	157
Kraft Foods, Inc.
6.125% due 02/01/2018	3,000	3,184
6.500% due 08/11/2017	360	390
6.875% due 02/01/2038	1,300	1,436
Nucor Corp.
5.750% due 12/01/2017	4,800	5,245
5.850% due 06/01/2018	555	609
Oracle Corp.
4.950% due 04/15/2013	640	693
Pemex Project Funding Master Trust
5.750% due 03/01/2018	510	507
9.125% due 10/13/2010	15	16
PepsiCo, Inc.
4.650% due 02/15/2013	165	178
Petrobras International Finance Co.
7.875% due 03/15/2019	370	429
Petro-Canada
6.050% due 05/15/2018	65	68
Petroleos Mexicanos
8.000% due 05/03/2019	10,800	12,388
Plains All American Pipeline LP
6.650% due 01/15/2037	220	232
Premcor Refining Group, Inc.
6.750% due 05/01/2014	235	231
President and Fellows of Harvard College
6.000% due 01/15/2019	300	344
6.500% due 01/15/2039	21,000	25,425

62	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013	$185	$200
Rohm and Haas Co.
6.000% due 09/15/2017	2,000	1,996
Suncor Energy, Inc.
5.950% due 12/01/2034	41	41
6.100% due 06/01/2018	65	68
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	8,400	8,995
Time Warner Cable, Inc.
5.850% due 05/01/2017	130	137
Time Warner, Inc.
0.684% due 11/13/2009	3,400	3,401
7.625% due 04/15/2031	174	196
TransCanada Pipelines Ltd.
6.350% due 05/15/2067	365	320
Union Pacific Corp.
6.650% due 01/15/2011	265	280
UnitedHealth Group, Inc.
4.875% due 03/15/2015	120	124
Vale Overseas Ltd.
6.250% due 01/23/2017	700	753
6.875% due 11/21/2036	700	728
Williams Cos., Inc.
6.375% due 10/01/2010	4,600	4,724
Wind Acquisition Finance S.A.
10.750% due 12/01/2015	2,300	2,541
Xerox Corp.
5.500% due 05/15/2012	425	446
XTO Energy, Inc.
4.625% due 06/15/2013	220	228

		127,676

UTILITIES 1.3%
AES Corp.
8.000% due 10/15/2017	30	30
Alltel Corp.
7.000% due 07/01/2012	2,000	2,228
American Electric Power Co., Inc.
5.250% due 06/01/2015	535	560
AT&T, Inc.
4.950% due 01/15/2013	2,800	2,988
5.500% due 02/01/2018	3,055	3,194
5.600% due 05/15/2018	115	121
6.300% due 01/15/2038	1,900	1,998
Consolidated Natural Gas Co.
5.000% due 03/01/2014	180	190

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Deutsche Telekom International Finance BV
8.500% due 06/15/2010	$150	$157
Dominion Resources, Inc.
5.000% due 03/15/2013	36	38
Duke Energy Carolinas LLC
5.100% due 04/15/2018	120	128
Enel Finance International S.A.
6.800% due 09/15/2037	10,200	11,883
Florida Power & Light Co.
5.550% due 11/01/2017	120	132
Florida Power Corp.
5.650% due 06/15/2018	130	143
Nevada Power Co.
6.500% due 08/01/2018	120	132
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	310	337
8.125% due 05/01/2012	45	51
Pacific Gas & Electric Co.
4.200% due 03/01/2011	39	40
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	1,196	1,202
Qwest Corp.
8.875% due 03/15/2012	50	53
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	1,600	1,577
Southern California Edison Co.
5.625% due 02/01/2036	180	196
Southern California Gas Co.
5.450% due 04/15/2018	54	59
Verizon Communications, Inc.
5.500% due 04/01/2017	620	662
6.100% due 04/15/2018	140	151
Verizon Global Funding Corp.
7.750% due 12/01/2030	40	48
Verizon New England, Inc.
6.500% due 09/15/2011	90	97
Verizon New Jersey, Inc.
5.875% due 01/17/2012	100	108
Verizon Wireless Capital LLC
3.025% due 05/20/2011	4,400	4,554
Virginia Electric and Power Co.
5.400% due 04/30/2018	650	697
6.350% due 11/30/2037	500	576

		34,330

Total Corporate Bonds & Notes (Cost $619,667)		633,287

See Accompanying Notes	Semiannual Report	September 30, 2009	63

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MUNICIPAL BONDS & NOTES 0.3%
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
4.750% due 01/01/2035	$300	$312
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,500	1,585
7.500% due 04/01/2034	1,500	1,649
7.550% due 04/01/2039	1,500	1,669
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	2,100	2,169
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,800	1,846

Total Municipal Bonds & Notes (Cost $8,682)		9,230

U.S. GOVERNMENT AGENCIES 50.8%
Fannie Mae
0.306% due 07/25/2037	4,704	4,245
2.251% due 07/01/2044	542	535
2.375% due 05/20/2010	575	583
2.954% due 08/01/2035	4,056	4,087
3.105% due 08/01/2035	1,995	2,017
3.413% due 07/01/2035	4,232	4,327
3.612% due 03/01/2033	43	44
3.771% due 07/01/2034	25	26
3.789% due 09/01/2034	445	457
4.158% due 05/25/2035	530	542
4.500% due 10/01/2024 - 09/01/2034	4,000	4,134
4.832% due 09/01/2035	795	832
4.834% due 01/01/2035	974	1,007
4.840% due 04/01/2038	655	685
4.883% due 04/01/2038	856	895
4.895% due 04/01/2038	719	752
5.000% due 10/01/2017 - 11/01/2039	202,186	210,346
5.500% due 05/01/2013 - 10/01/2039	500,475	525,508
5.500% due 08/01/2037 (g)	75,398	79,243
5.768% due 09/01/2037	588	621
5.796% due 02/01/2031	4	4
6.000% due 10/01/2016 - 10/01/2039	260,625	275,668
6.500% due 01/01/2011 - 06/25/2044	2,344	2,519
7.000% due 03/01/2013 - 10/01/2031	35	38
7.500% due 05/01/2011 - 02/01/2027	204	227
9.000% due 06/01/2025	1	1
12.500% due 06/15/2015	1	1

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Federal Home Loan Bank
3.375% due 08/13/2010 - 06/24/2011	$1,355	$1,407
Federal Housing Administration
7.430% due 01/25/2023	601	602
Freddie Mac
0.393% due 07/15/2019 - 08/15/2019	11,301	11,081
1.125% due 06/01/2011	6,600	6,638
2.251% due 02/25/2045	341	323
3.250% due 07/16/2010	437	447
3.384% due 07/01/2030	19	19
3.649% due 08/15/2032	643	648
3.877% due 12/01/2022	41	42
4.065% due 04/01/2033	7	7
4.929% due 04/01/2038	1,065	1,113
5.000% due 12/01/2017 - 11/01/2039	122,614	126,335
5.250% due 07/18/2011	600	647
5.500% due 06/01/2019 - 11/01/2039	25,046	26,142
6.000% due 02/01/2016 - 10/01/2039	26,095	27,624
6.500% due 05/01/2016 - 05/15/2032	22,653	24,767
7.000% due 11/01/2011 - 07/01/2029	1,750	1,842
7.500% due 07/01/2011 - 09/01/2025	28	32
8.000% due 01/01/2012	3	3
Ginnie Mae
0.841% due 02/16/2030	108	107
3.750% due 02/20/2032	885	897
4.125% due 10/20/2024 - 12/20/2026	272	277
4.375% due 06/20/2022 - 01/20/2026	524	535
4.625% due 09/20/2023 - 08/20/2027	288	295
6.000% due 01/15/2029 - 10/01/2039	4,082	4,321
6.500% due 05/15/2032 - 06/15/2032	41	44
7.000% due 12/15/2011 - 02/20/2032	41	44
10.250% due 02/15/2017	405	448
Small Business Administration
4.430% due 05/01/2029	14,200	14,813
5.130% due 09/01/2023	615	652
5.520% due 06/01/2024	4,450	4,753
7.449% due 08/01/2010	109	113

Total U.S. Government Agencies (Cost $1,324,922)		1,376,362

64	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY OBLIGATIONS 12.4%
U.S. Treasury Bonds
3.500% due 02/15/2039	$3,800	$3,445
4.250% due 05/15/2039	31,900	33,021
4.375% due 02/15/2038	3,700	3,901
4.500% due 05/15/2038	1,100	1,184
4.500% due 08/15/2039	22,200	23,948
5.375% due 02/15/2031	8,900	10,583
U.S. Treasury Notes
0.875% due 12/31/2010	1,200	1,206
0.875% due 02/28/2011 (g)	700	703
0.875% due 03/31/2011	800	803
0.875% due 04/30/2011 (g)	2,510	2,518
0.875% due 05/31/2011	4,500	4,513
1.000% due 07/31/2011 (g)	188,500	189,141
1.000% due 09/30/2011	50,900	50,968
2.375% due 09/30/2014	11,000	11,034

Total U.S. Treasury Obligations (Cost $333,810)		336,968

MORTGAGE-BACKED SECURITIES 5.2%
American Home Mortgage Investment Trust
4.390% due 02/25/2045	1,428	1,152
Banc of America Funding Corp.
3.487% due 05/25/2035	2,130	2,006
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	163	155
Bear Stearns Adjustable Rate Mortgage Trust
4.616% due 01/25/2034	1,230	1,116
5.273% due 02/25/2033	85	82
5.622% due 02/25/2033	117	115
Bear Stearns Alt-A Trust
5.355% due 05/25/2035	2,951	1,989
5.490% due 09/25/2035	1,410	895
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	1,000	903
5.471% due 01/12/2045	2,800	2,603
Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	2,015	1,719
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	1,852	1,162
5.636% due 01/26/2036	3,203	1,828
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	15,000	13,099
Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034	118	110
4.700% due 12/25/2035	826	707
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	610	456

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	$1,600	$1,397
Countrywide Alternative Loan Trust
0.426% due 05/25/2047	2,555	1,149
Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	4,760	4,181
4.654% due 11/25/2034	2,658	1,976
5.250% due 02/20/2036	1,022	690
5.750% due 05/25/2033	60	59
Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	1,400	1,242
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	1,188	1,118
GE Capital Commercial Mortgage Corp.
6.070% due 06/10/2038	850	897
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	1,801	1,426
0.326% due 01/25/2047	2,084	1,666
Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	1,664	1,373
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	500	481
5.444% due 03/10/2039	3,000	2,666
GS Mortgage Securities Corp. II
5.999% due 08/10/2045	7,800	6,469
GSR Mortgage Loan Trust
5.237% due 11/25/2035	3,386	3,002
Harborview Mortgage Loan Trust
0.336% due 01/19/2038	1,665	1,582
5.144% due 07/19/2035	2,237	1,392
HSBC Asset Loan Obligation
5.198% due 09/25/2037	14,417	8,336
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	522	382
Indymac ARM Trust
4.000% due 01/25/2032	13	10
Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	887	805
4.039% due 01/25/2036	3,131	1,868
JPMorgan Chase Commercial Mortgage Securities Corp.
5.273% due 02/12/2051	416	428
5.336% due 05/15/2047	3,600	3,094
5.440% due 06/12/2047	1,870	1,612
5.794% due 02/12/2051	2,000	1,749
6.006% due 06/15/2049	400	388

See Accompanying Notes	Semiannual Report	September 30, 2009	65

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	$479	$427
Mellon Residential Funding Corp.
0.723% due 06/15/2030	2,502	2,148
Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	6,200	5,012
5.378% due 08/12/2048	600	449
5.485% due 03/12/2051	3,000	2,345
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	1,481	852
MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	408	293
Morgan Stanley Capital I
0.304% due 10/15/2020	1,001	767
4.970% due 12/15/2041	676	667
5.809% due 12/12/2049	20,600	17,689
6.076% due 06/11/2049	10,125	8,915
Morgan Stanley Dean Witter Capital I
4.920% due 03/12/2035	555	562
Prime Mortgage Trust
0.646% due 02/25/2019	67	64
0.646% due 02/25/2034	402	365
Structured Adjustable Rate Mortgage Loan Trust
5.493% due 07/25/2035	649	511
Structured Asset Mortgage Investments, Inc.
0.376% due 03/25/2037	4,010	1,853
0.496% due 07/19/2035	3,170	2,401
Structured Asset Securities Corp.
3.832% due 10/25/2035	1,751	1,067
4.565% due 02/25/2032	38	34
Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	2,011	1,903
Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	2,722	2,033
5.308% due 11/15/2048	2,000	1,806
5.342% due 12/15/2043	4,000	3,055
5.678% due 05/15/2046	580	528
WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	725	393
2.101% due 11/25/2042	331	205
Wells Fargo Mortgage-Backed Securities Trust
4.948% due 03/25/2036	3,737	2,858

Total Mortgage-Backed Securities (Cost $146,484)		140,737

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 1.1%
Asset-Backed Funding Certificates
0.306% due 11/25/2036	$299	$293
0.306% due 01/25/2037	716	635
Asset-Backed Securities Corp. Home Equity
0.521% due 09/25/2034	778	549
Bear Stearns Asset-Backed Securities Trust
0.306% due 01/25/2037	2,843	2,534
0.696% due 03/25/2043	130	120
Carrington Mortgage Loan Trust
0.566% due 10/25/2035	803	724
Countrywide Asset-Backed Certificates
0.296% due 07/25/2037	5,070	4,731
0.506% due 05/25/2036	5,185	4,050
0.726% due 12/25/2031	298	152
Credit-Based Asset Servicing & Securitization LLC
0.336% due 12/25/2037	1,787	1,736
First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	1,329	1,308
Fremont Home Loan Trust
0.306% due 01/25/2037	991	647
GSAMP Trust
0.316% due 12/25/2036	1,636	987
HFC Home Equity Loan Asset-Backed Certificates
0.536% due 01/20/2034	3,107	2,629
HSBC Asset Loan Obligation
0.306% due 12/25/2036	2,982	2,438
HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	528	357
JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	976	937
0.296% due 08/25/2036	114	111
Long Beach Mortgage Loan Trust
0.526% due 10/25/2034	97	74
MBNA Master Credit Card Trust
7.800% due 10/15/2012	200	208
Morgan Stanley ABS Capital I
0.286% due 10/25/2036	371	363
0.296% due 11/25/2036	1,283	1,236
Morgan Stanley Mortgage Loan Trust
0.606% due 04/25/2037	884	200
Option One Mortgage Loan Trust
0.296% due 01/25/2037	535	524
Residential Asset Securities Corp.
0.316% due 11/25/2036	92	91
Securitized Asset-Backed Receivables LLC Trust
0.306% due 12/25/2036	1,182	622

66	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Asset Securities Corp.
0.296% due 10/25/2036		$997	$934

Total Asset-Backed Securities (Cost $34,635)			29,190

SOVEREIGN ISSUES 0.9%
China Development Bank Corp.
5.000% due 10/15/2015		100	108
Export-Import Bank of China
4.875% due 07/21/2015		500	533
Export-Import Bank of Korea
5.875% due 01/14/2015		14,500	15,325
Mexico Government International Bond
6.050% due 01/11/2040		2,100	2,105
Swedish Housing Finance Corp.
3.125% due 03/23/2012		6,300	6,471

Total Sovereign Issues (Cost $23,556)			24,542

FOREIGN CURRENCY-DENOMINATED ISSUES 2.2%
American International Group, Inc.
4.000% due 09/20/2011	EUR	3,600	4,979
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,900	1,035
12.500% due 01/05/2022		2,800	1,747
Citigroup, Inc.
0.903% due 06/28/2013	EUR	200	271
4.750% due 02/10/2019		2,575	3,145
6.400% due 03/27/2013		200	312
Countrywide Financial Corp.
1.251% due 11/23/2010		1,700	2,474
5.125% due 02/17/2011	GBP	800	1,295
Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	900	1,348
General Electric Capital Corp.
5.500% due 09/15/2067		10,500	12,062
KeyBank N.A.
1.036% due 11/05/2009		4,200	6,122
KeyCorp
1.051% due 11/22/2010		2,900	3,906
LeasePlan Corp. NV
3.125% due 02/10/2012		2,400	3,603
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	550	725
SLM Corp.
3.125% due 09/17/2012	EUR	11,558	13,193

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	300	$391
Societe Financement de l'Economie Francaise
2.125% due 05/20/2012	EUR	1,100	1,625
Swedbank AB
3.625% due 12/02/2011		300	454

Total Foreign Currency-Denominated Issues (Cost $53,825)			58,687

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		260,000	952
Wells Fargo & Co.
7.500% due 12/31/2049		17,900	15,985

Total Convertible Preferred Securities (Cost $12,564)			16,937

PREFERRED STOCKS 0.4%
Centaur Funding Corp.
9.080% due 04/21/2020		125	125
DG Funding Trust
0.652% due 12/31/2049		1,065	9,093
Northern Rock PLC
8.000% due 12/31/2049		260,000	195

Total Preferred Stocks (Cost $17,965)			9,413

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.9%

COMMERCIAL PAPER 1.7%
Freddie Mac
0.255% due 03/15/2010 (g)		$6	6
Royal Bank of Scotland Group PLC
0.540% due 12/30/2009		45,000	44,962

			44,968

See Accompanying Notes	Semiannual Report	September 30, 2009	67

Schedule of Investments  Total Return Fund III  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2009	$6,558	$6,558

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $6,689. Repurchase proceeds are $6,558.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)(g)	1,204	1,203

U.S. TREASURY BILLS 0.1%
0.197% due 02/25/2010 - 03/25/2010 (b)(d)(e)(g)	3,195	3,193

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 4.9%
13,167,973	$131,851

Total Short-Term Instruments (Cost $187,749)	187,773

Total Investments 104.7% (Cost $2,776,304)	$2,835,086

Written Options (i) (0.1%) (Premiums $3,050)	(1,401)

Other Assets and Liabilities (Net) (4.6%)	(124,943)

Net Assets 100.0%	$2,708,742

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $360 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $2,398 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $564,278 at a weighted average interest rate of 0.394%. On September 30, 2009, there were no open reverse repurchase agreements.
(g)	Securities with an aggregate market value of $6,361 and cash of $1,020 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	63	$154
90-Day Euribor March Futures	Long	03/2010	110	296
90-Day Eurodollar December Futures	Long	12/2009	2,115	6,167
90-Day Eurodollar December Futures	Long	12/2010	399	273
90-Day Eurodollar June Futures	Long	06/2010	395	741
90-Day Eurodollar March Futures	Long	03/2010	486	3,446
90-Day Eurodollar September Futures	Long	09/2010	104	230
U.S. Treasury 2-Year Note December Futures	Long	12/2009	88	(4)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	76	137
U.S. Treasury 10-Year Note December Futures	Long	12/2009	548	813
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	757	1,231
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	43	361
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	64	47
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	64	98
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	31	69

68	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	33	$7
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	64	69

				$14,135

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (2)	Notional Amount (3)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	1.329%	$1,900	$(30)	$0	$(30)
Brazil Government International Bond	CSFB	3.350%	12/20/2009	0.574%	1,000	16	0	16
CIT Group, Inc.	BCLY	5.650%	03/20/2013	29.111%	8,300	(2,618)	0	(2,618)
Ford Motor Credit Co. LLC	BCLY	5.650%	09/20/2012	5.348%	1,100	10	0	10
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	300	(12)	0	(12)
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	200	(1)	0	(1)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	200	(1)	0	(1)
General Electric Capital Corp.	BCLY	5.000%	09/20/2010	1.444%	2,700	97	91	6
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	800	(3)	(10)	7
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	200	(1)	0	(1)
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	2,800	179	148	31
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	900	(1)	0	(1)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	600	(1)	0	(1)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.680%	4,000	230	(195)	425
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	2,000	155	0	155
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	1,900	171	0	171
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.444%	400	(1)	(4)	3
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	300	(1)	0	(1)
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	900	(5)	0	(5)
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.021%	1,500	169	0	169
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	800	(6)	0	(6)
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	1,000	64	52	12
GMAC, Inc.	BCLY	3.650%	09/20/2012	6.550%	1,000	(73)	0	(73)
GMAC, Inc.	GSC	3.200%	09/20/2012	6.550%	600	(51)	0	(51)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.494%	800	(3)	0	(3)
JSC Gazprom	JPM	0.970%	10/20/2012	2.566%	400	(17)	0	(17)
JSC Gazprom	JPM	1.020%	10/20/2012	2.566%	400	(16)	0	(16)
JSC Gazprom	JPM	2.170%	02/20/2013	2.634%	1,000	(12)	0	(12)
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%	600	(7)	0	(7)
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.633%	100	(4)	0	(4)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.963%	2,400	(9)	0	(9)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.532%	900	(14)	0	(14)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.963%	1,000	(3)	0	(3)
SLM Corp.	BOA	4.800%	03/20/2013	8.870%	2,500	(272)	0	(272)
SLM Corp.	CITI	4.850%	03/20/2013	8.870%	2,700	(290)	0	(290)
SLM Corp.	DUB	5.000%	09/20/2014	8.553%	100	(12)	(11)	(1)

						$(2,373)	$71	$(2,444)

See Accompanying Notes	Semiannual Report	September 30, 2009	69

Schedule of Investments  Total Return Fund III  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.355%	06/20/2012	$7,511	$(197)	$0	$(197)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	4,815	(125)	0	(125)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,830	(46)	0	(46)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,765	176	0	176
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	1,069	14	0	14
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	2,236	31	0	31
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,333	27	0	27
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	2,917	28	0	28

					$(92)	$0	$(92)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	10,300	$599	$(6)	$605
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		1,800	101	0	101
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,200	76	0	76
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	9,400	15	0	15
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		6,200	16	0	16
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		2,400	7	0	7
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		5,000	75	(9)	84
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		5,000	77	(7)	84
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		8,200	164	8	156
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		3,400	76	3	73
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		3,700	159	0	159
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		11,700	(183)	(211)	28
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		1,100	(6)	0	(6)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		700	(4)	0	(4)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,600	(8)	0	(8)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		6,300	(16)	6	(22)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		10,100	94	0	94
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		12,600	217	(84)	301
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		600	26	4	22

70	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP	BRL	2,100	$89	$8	$81
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	3,000	(23)	8	(31)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		68,000	(524)	37	(561)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	13,000	227	73	154
Pay	3-Month CAD Bank Bill	5.700%	12/18/2024	RBS		30,800	353	(21)	374
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$40,900	880	855	25
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		106,000	2,282	2,221	61
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		326,200	11,905	0	11,905
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		167,500	5,476	(1,647)	7,123
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		167,500	5,475	424	5,051
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		4,000	237	146	91
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CSFB		14,500	860	549	311
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		5,700	339	180	159
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		10,500	624	237	387
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		9,200	546	210	336
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		29,900	1,509	0	1,509
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		72,200	3,323	0	3,323
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		49,600	2,282	0	2,282
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		19,200	884	0	884
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		119,100	5,481	0	5,481
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		140,100	6,447	2,649	3,798
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		12,000	347	279	68
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		10,800	603	231	372
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	25,700	13	0	13
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		4,700	(113)	18	(131)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	4,500	633	(68)	701
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	3,100	115	(32)	147
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		800	100	7	93
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		4,900	611	49	562
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		1,800	231	1	230
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		1,300	189	0	189
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		3,100	451	(2)	453

							$53,337	$6,116	$47,221

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	51	$29	$18
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	51	41	20

				$70	$38

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$ 1,000	$5	$2
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	21,000	175	90

See Accompanying Notes	Semiannual Report	September 30, 2009	71

Schedule of Investments  Total Return Fund III  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	$ 2,000	$14	$9
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	9,000	63	17
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,300	41	25
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	168,000	903	227
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	9,000	97	39
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,200	93	57
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	61	40
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,900	27	7
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,400	14	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	19,000	181	82
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	22,000	140	69
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	15,000	122	64
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	128,800	993	597
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	51	34

							$2,980	$1,363

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	154	$138,000	EUR	500	$862
Sales	316	429,600		0	3,174
Closing Buys	0	(80,500)		(500)	(353)
Expirations	(368)	(57,500)		0	(633)
Exercised	0	0		0	0

Balance at 09/30/2009	102	$429,600	EUR	0	$3,050

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$322,900	$335,377	$336,674
Fannie Mae	6.000%	10/01/2039	26,000	27,404	27,426
Fannie Mae	6.000%	11/01/2039	52,100	54,681	54,794

				$417,462	$418,894

72	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	5,158	10/2009	JPM	$50	$0	$50
Buy		5,158	10/2009	RBS	260	0	260
Buy	BRL	24,897	10/2009	JPM	1,704	0	1,704
Sell		24,897	10/2009	RBS	0	(366)	(366)
Buy		715	02/2010	HSBC	7	0	7
Buy		24,897	02/2010	RBS	367	0	367
Buy	CAD	3,214	10/2009	CITI	31	0	31
Sell		55	10/2009	RBC	0	(1)	(1)
Buy	CNY	3,491	03/2010	BCLY	0	(6)	(6)
Buy		3,499	03/2010	HSBC	0	(5)	(5)
Buy		21,309	03/2010	JPM	0	(32)	(32)
Buy		4,788	08/2010	HSBC	0	(2)	(2)
Buy		17,094	08/2010	JPM	0	(17)	(17)
Buy		9,100	08/2010	MSC	0	(5)	(5)
Sell	EUR	11,465	10/2009	BCLY	0	(353)	(353)
Sell		13,711	10/2009	BNP	0	(430)	(430)
Sell	GBP	8,925	10/2009	BNP	641	0	641
Buy	IDR	1,896,350	01/2010	BCLY	0	(2)	(2)
Sell	JPY	709	10/2009	BNP	0	0	0
Sell		318,903	10/2009	RBC	0	(39)	(39)
Sell		58,957	10/2009	RBS	0	(10)	(10)
Buy	KRW	328,070	11/2009	DUB	13	0	13
Buy		1,107,930	11/2009	JPM	35	0	35
Buy		327,739	11/2009	MSC	13	0	13
Buy	MXN	2,611	11/2009	CITI	0	(2)	(2)
Buy		2,613	11/2009	HSBC	0	(2)	(2)
Buy	MYR	1,871	11/2009	BCLY	10	0	10
Buy		934	11/2009	BOA	4	0	4
Buy		904	11/2009	RBS	5	0	5
Buy	SGD	765	11/2009	DUB	13	0	13
Buy		765	11/2009	HSBC	13	0	13
Buy		274	11/2009	UBS	0	0	0
Buy	TWD	17,310	11/2009	GSC	13	0	13
Buy		17,363	11/2009	HSBC	15	0	15

					$3,194	$(1,272)	$1,922

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$633,287	$0	$633,287
U.S. Government Agencies	0	1,375,760	602	1,376,362
U.S. Treasury Obligations	0	336,968	0	336,968
Mortgage-Backed Securities	0	139,670	1,067	140,737
Short-Term Instruments	131,851	55,922	0	187,773
Other Investments +++	15,984	143,975	0	159,959

Investments, at value	$147,835	$2,685,582	$1,669	$2,835,086

Short Sales, at value	$0	$(418,894)	$0	$(418,894)

Financial Derivative Instruments ++++	$14,135	$45,206	$0	$59,341

Total	$161,970	$2,311,894	$1,669	$2,475,533

See Accompanying Notes	Semiannual Report	September 30, 2009	73

Schedule of Investments  Total Return Fund III  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2009
U.S. Government Agencies	$625	$(19)	$0	$(1)	$(3)	$0	$602	$(3)
Mortgage-Backed Securities	0	(183)	3	0	101	1,146	1,067	26

Investments, at value	$625	$(202)	$3	$(1)	$98	$1,146	$1,669	$23

Financial Derivative Instruments ++++	$946	$0	$0	$0	$133	$(1,079)	$0	$0

Total	$1,571	$(202)	$3	$(1)	$231	$67	$1,669	$23

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$14,140	$0	$0	$0	$0	$14,140
Unrealized appreciation on foreign currency contracts	0	3,194	0	0	0	3,194
Unrealized appreciation on swap agreements	47,984	0	1,281	0	0	49,265

	$62,124	$3,194	$1,281	$0	$0	$66,599

Liabilities:
Written options outstanding	$1,401	$0	$0	$0	$0	$1,401
Variation margin payable ^^	5	0	0	0	0	5
Unrealized depreciation on foreign currency contracts	0	1,272	0	0	0	1,272
Unrealized depreciation on swap agreements	763	0	3,817	0	0	4,580

	$2,169	$1,272	$3,817	$0	$0	$7,258

74	PIMCO Funds	Total Return Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$866	$0	$0	$0	$0	$866
Net realized gain (loss) on futures contracts, written options and swaps	28,256	0	(9,701)	0	0	18,555
Net realized (loss) on foreign currency transactions	0	(6,172)	0	0	0	(6,172)

	$29,122	$(6,172)	$(9,701)	$0	$0	$13,249

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(15,041)	$0	$0	$0	$0	$(15,041)
Net change in unrealized appreciation on futures contracts, written options and swaps	17,502	0	13,368	0	0	30,870
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	6,019	0	0	0	6,019

	$2,461	$6,019	$13,368	$0	$0	$21,848

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	75

Notes to Financial Statements

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of three funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets

76	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2009

outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers

Semiannual Report	September 30, 2009	77

Notes to Financial Statements   (Cont.)

in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Funds, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

78	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2009

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into

Semiannual Report	September 30, 2009	79

Notes to Financial Statements   (Cont.)

unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of

80	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2009

the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  Certain Funds may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statements of Assets and Liabilities.

(f) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted

Semiannual Report	September 30, 2009	81

Notes to Financial Statements   (Cont.)

from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2009 are disclosed in the Notes to the Schedules of Investments.

(h) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage

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(Unaudited) September 30, 2009

bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

(k) When-Issued Transactions  Certain Funds may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with

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Notes to Financial Statements   (Cont.)

some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based

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upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements   Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will

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Notes to Financial Statements   (Cont.)

generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall,

86	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2009

interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements Certain Funds are subject to interest risk exposure in the normal course of pursuing its investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party

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Notes to Financial Statements   (Cont.)

sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk),or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

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Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe)

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Notes to Financial Statements   (Cont.)

was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain (loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with Lehman Brothers Inc. and intend to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that owed money to Lehman Brothers Special Financing Inc. have entered into a settlement agreement with Lehman Brothers Special Financing Inc. and have paid such amounts.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

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The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee	Supervisory and Administrative Fee
Fund Name	All Classes	Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R
Total Return Fund	0.25%	0.21%	0.21%	0.40%	0.25%	0.31%	0.40%
Total Return Fund II	0.25%	0.25%	0.25%	N/A	N/A	N/A	N/A
Total Return Fund III	0.25%	0.25%	0.25%	N/A	N/A	0.35%	N/A

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

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Notes to Financial Statements   (Cont.)

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Total Return Fund	$3,988,307	$202,719
Total Return Fund II	60,955	80,502
Total Return Fund III	83,841	87,028

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created

92	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2009

for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
Total Return Fund	$1,031,743	$6,765,791	$6,986,600	$89	$811,198	$1,291	$175
Total Return Fund II	64,020	588,855	556,900	(1)	95,978	55	3
Total Return Fund III	107,517	757,037	732,700	0	131,851	37	1

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
Total Return Fund	$339,934,469	$357,373,438	$20,140,364	$17,646,140
Total Return Fund II	6,962,926	7,451,525	856,194	1,059,049
Total Return Fund III	6,374,452	7,004,472	1,054,816	1,101,778

Semiannual Report	September 30, 2009	93

Notes to Financial Statements   (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Total Return Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	2,366,572	$24,911,378	3,275,862	$34,038,740
Class P	333,793	3,484,532	35,593	370,932
Administrative Class	491,225	5,162,663	878,834	9,155,953
Class D	438,781	4,622,895	512,050	5,318,837
Other Classes	1,065,538	11,195,524	1,384,126	14,334,632

Issued as reinvestment of distributions
Institutional Class	248,078	2,623,146	736,192	7,466,015
Class P	2,297	24,436	1,547	15,510
Administrative Class	66,268	700,713	206,937	2,099,308
Class D	26,061	275,870	63,374	651,567
Other Classes	53,229	563,298	146,044	1,467,397

Cost of shares redeemed
Institutional Class	(1,283,996)	(13,535,476)	(2,495,804)	(25,852,757)
Class P	(28,848)	(305,750)	(8,828)	(90,582)
Administrative Class	(331,002)	(3,455,816)	(967,299)	(10,025,357)
Class D	(136,637)	(1,434,764)	(246,733)	(2,552,605)
Other Classes	(540,601)	(5,641,752)	(721,001)	(7,456,138)
Net increase resulting from Fund share transactions	2,770,758	$29,190,897	2,800,894	$28,941,452

94	PIMCO Funds	Total Return Funds

(Unaudited) September 30, 2009

	Total Return Fund II
	Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	48,430	$495,815	105,474	$1,049,111
Class P	0	0	0	0
Administrative Class	1,307	13,314	3,955	39,298
Class D	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	6,546	66,931	18,656	182,113
Class P	0	0	0	0
Administrative Class	239	2,447	604	5,903
Class D	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(48,425)	(492,447)	(82,012)	(813,318)
Class P	0	0	0	0
Administrative Class	(912)	(9,246)	(4,212)	(42,006)
Class D	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	7,185	$76,814	42,465	$421,101

	Total Return Fund III
	Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	66,179	$607,771	55,496	$509,527
Class P	23	214	1	10
Administrative Class	901	8,301	2,162	19,280
Class D	0	0	0	0
Other Classes	0	0	0	0

Issued as reinvestment of distributions
Institutional Class	7,494	69,141	23,708	209,775
Class P	0	1	0	0
Administrative Class	131	1,210	282	2,485
Class D	0	0	0	0
Other Classes	0	0	0	0

Cost of shares redeemed
Institutional Class	(43,879)	(407,513)	(63,512)	(574,651)
Class P	0	0	0	0
Administrative Class	(271)	(2,473)	(888)	(8,069)
Class D	0	0	0	0
Other Classes	0	0	0	0
Net increase resulting from Fund share transactions	30,578	$276,652	17,249	$158,357

Semiannual Report	September 30, 2009	95

Notes to Financial Statements   (Cont.)

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
Total Return Fund	$7,397,392	$(2,576,969)	$4,820,423
Total Return Fund II	124,883	(50,395)	74,488
Total Return Fund III	126,910	(68,128)	58,782
(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, passive foreign investment companies, interest only basis adjustments, and contingent payment debt instruments.

13.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

96	PIMCO Funds	Total Return Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	SSB	State Street Bank and Trust Co.
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	LIFFE	London International Financial Futures Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	NYFE	New York Futures Exchange
ICE	IntercontinentalExchange®	NYSE	New York Stock Exchange
ICEX	Iceland Stock Exchange	OTC	Over-the-Counter
KCBT	Kansas City Board of Trade

Semiannual Report	September 30, 2009	97

GLOSSARY: (abbreviations that may be used in the preceding statements) (Cont.)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSNI	Dow Jones-UBS Nickel Sub-Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSZS	Dow Jones-UBS Zinc Sub-Index
CDX.HVol	Credit Derivatives Index - High Volatility	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index
CDX.IG	Credit Derivatives Index - Investment Grade	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.NA	Credit Derivatives Index - North America	eRAFI EM	eRAFI Emerging Markets Index
CDX.XO	Credit Derivatives Index - Crossover	FRCPXTOB	France Consumer Price ex-Tobacco Index
CMBX	Commercial Mortgage-Backed Index	GSCITR	Goldman Sachs Commodity Total Return Index
CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CPTFEMU	Eurozone HICP ex-Tobacco Index	LCDX	Liquid Credit Derivative Index
DJAIGCI	Dow Jones-AIG Commodity Index	MCDX	Municipal Bond Credit Derivative Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	SPGCCLP	S&P GSCI Crude Oil Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	SPGCCNTR	S&P GSCI Corn Index
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	TUCPI	Turkey Consumer Price Index
DJUBS	Dow Jones-UBS Commodity Index	UKRPI	United Kingdom Retail Price Index
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	USSP	USD Swap Spread
DJUBSLI	Dow Jones-UBS Livestock Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificate
BHAC	Berkshire Hathaway Assurance Corporation	MAIA	Michigan Association of Insurance Agents
CM	California Mortgage Insurance	MBIA	Municipal Bond Investors Assurance
CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corporation
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

98	PIMCO Funds	Total Return Funds

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CLO	Collateralized Loan Obligation	NSERO	India National Stock Exchange Interbank Offer Rate
CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	REIT	Real Estate Investment Trust
CMO	Collateralized Mortgage Obligation	SIFMA	Securities Industry and Financial Markets Association
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

Semiannual Report	September 30, 2009	99

Privacy Policy

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

100	PIMCO Funds	Total Return Funds

(Unaudited)

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2009	101

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with

102	PIMCO Funds	Total Return Funds

(Unaudited)

the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures

Semiannual Report	September 30, 2009	103

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal

104	PIMCO Funds	Total Return Funds

(Unaudited)

Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

Semiannual Report	September 30, 2009	105

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over

106	PIMCO Funds	Total Return Funds

(Unaudited)

time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2009	107

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PI_1527501 _00_SAR 9/30/09

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2009

PIMCO Total Return Fund

Share Classes

Contents
Chairman’s Letter	2
Important Information About the Total Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Summary Schedule of Investments	9
Financial Highlights	34
Statement of Assets and Liabilities	36
Statement of Operations	37
Statements of Changes in Net Assets	38
Notes to Financial Statements	39
Glossary	58
Privacy Policy	61
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	62

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

•

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

•

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

•

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

2	PIMCO Funds

•

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

•

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

•

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	3

Important Information About the Total Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 3.5% in the first year to 0% after the fifth year for shares purchased after 10/1/04 and from 5% in the first year to 0% after the sixth year for shares purchased prior to 10/1/04. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

The inception date on the Fund’s performance page is the inception date of the Fund’s oldest share class, which for this Fund is the Institutional share class. Class A, B and C shares were first offered in 1/97. Class R shares were first offered in 12/02. Returns measure performance from the inception of the oldest share class to the present, so some returns predate the inception of the actual share class. Those returns are calculated by adjusting the returns of the Institutional shares to reflect the indicated share class’s different charges and expenses. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Effective November 1, 2009, Class B shares of PIMCO Funds will no longer be available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The Fund measures its performance against the Barclays Capital U.S. Aggregate Index. The Index represents securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in the index. In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

This report incorporates a Summary Schedule of Investments for the Fund. A complete Schedule of Investments for the Fund may be obtained, without charge, upon request, by contacting a PIMCO representative at (866) 746-2606 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

4	PIMCO Funds

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund.

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the SEC’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s website at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2009 to September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	5

PIMCO Total Return Fund	Class A	PTTAX
	Class B	PTTBX
	Class C	PTTCX
	Class R	PTRRX

Portfolio Insights

•

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management, by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	An overweight to U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield increased during the period.

•	A curve-steepening strategy in the U.S. benefited performance as short-term yields, as referenced by the two-year U.S. Treasury, rose less than the 30-year U.S. Treasury yield.

•	An overweight to mortgage-backed securities (“MBS”) for most of the period added to returns as the MBS sector outperformed like-duration U.S. Treasuries.

•

A slight underweight to corporate securities detracted from performance as this sector outperformed like-duration U.S. Treasuries. However, a focus on financials offset this negative performance as the financials sub sector outperformed the overall investment-grade corporate bond sector.

•	A modest allocation to high-yield corporate bonds benefited performance as spreads over U.S. Treasuries narrowed during the period.

•	Exposure to local emerging market bonds, specifically Brazil, detracted from returns as rates increased in Brazil.

•	Exposure to a variety of foreign currencies, with an emphasis on the Brazilian real and a basket of Asian currencies, added to returns as these currencies appreciated relative to the U.S. dollar.

Allocation Breakdown‡

U.S. Government Agencies	46.3%
Corporate Bonds & Notes	23.9%
U.S. Treasury Obligations	10.9%
Short-Term Instruments	8.1%
Foreign Currency-Denominated Issues	3.6%
Other	7.2%

‡	% of Total Investments as of 09/30/09

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/11/87)
PIMCO Total Return Fund Class A	10.82%	17.79%	6.43%	7.05%	7.98%
PIMCO Total Return Fund Class A (adjusted)	6.66%	13.38%	5.62%	6.64%	7.76%
PIMCO Total Return Fund Class B	10.41%	16.93%	5.64%	6.49%	7.74%
PIMCO Total Return Fund Class B (adjusted)	6.91%	13.43%	5.56%	6.49%	7.74%
PIMCO Total Return Fund Class C (adjusted)	9.40%	15.92%	5.64%	6.25%	7.19%
PIMCO Total Return Fund Class R	10.68%	17.51%	6.17%	6.79%	7.71%
Barclays Capital U.S. Aggregate Index	5.59%	10.56%	5.13%	6.30%	7.41%	**
Lipper Intermediate Investment Grade Debt Funds Average	11.46%	11.65%	3.87%	5.37%	6.71%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/87.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3.75% on A shares, 3.50% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.08% for Class A shares, 1.83% for Class B shares, 1.83% for Class C shares, and 1.33% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,108.17	$1,104.06	$1,104.03	$1,106.83	$1,020.51	$1,016.75	$1,016.75	$1,019.25
Expenses Paid During Period†	$4.81	$8.76	$8.76	$6.13	$4.61	$8.39	$8.39	$5.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.91% for Class A, 1.66% for Class B, 1.66% for Class C and 1.16% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	7

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Summary Schedule of Investments Total Return Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
BANK LOAN OBLIGATIONS
Total Bank Loan Obligations (a)(l) (Cost $576,688)		$565,344	0.3%
CORPORATE BONDS & NOTES

BANKING & FINANCE
American International Group, Inc.
0.282% - 8.250% due 10/01/2009 - 05/15/2058	$2,174,469	1,668,960	0.9%
Citigroup, Inc.
0.313% - 8.500% due 12/28/2009 - 07/15/2039	2,760,371	2,813,085	1.5%
Goldman Sachs Group, Inc.
0.369% - 7.500% due 10/01/2009 - 10/01/2037	1,898,791	1,969,448	1.1%
JPMorgan Chase Bank N.A.
0.630% - 6.000% due 06/13/2016 - 10/01/2017	353,885	369,065	0.2%
Merrill Lynch & Co., Inc.
0.356% - 7.750% due 12/04/2009 - 05/14/2038	2,348,056	2,406,926	1.3%
Other Banking & Finance (a)(l)(m)		24,021,646	12.9%

Total Banking & Finance		33,249,130	17.8%

INDUSTRIALS
Total Industrials (a)(e)(l)(m)(q)		9,091,948	4.9%
UTILITIES
Total Utilities		3,774,903	2.0%

Total Corporate Bonds & Notes (Cost $44,459,758)		46,115,981	24.7%

CONVERTIBLE BONDS & NOTES
Total Convertible Bonds & Notes (l) (Cost $26,112)		26,976	0.0%
MUNICIPAL BONDS & NOTES
Total Municipal Bonds & Notes (d)(g)(l)(q) (Cost $4,142,617)		4,573,926	2.5%
U.S. GOVERNMENT AGENCIES
Fannie Mae
5.000% due 06/01/2035	1,118,443	1,160,245	0.6%
5.000% due 08/01/2035	736,766	763,849	0.4%
5.000% due 10/01/2035	1,209,277	1,253,730	0.7%
5.000% due 03/01/2036	2,494,808	2,586,512	1.4%
5.000% due 10/01/2039	1,847,050	1,907,945	1.0%
5.000% due 11/01/2039	2,202,700	2,267,061	1.2%
5.500% due 05/01/2034	1,331,538	1,401,057	0.8%
5.500% due 09/01/2034	754,360	792,825	0.4%
5.500% due 11/01/2034	803,770	844,754	0.5%
5.500% due 07/01/2036	1,676,437	1,761,915	0.9%
5.500% due 08/01/2037	1,345,890	1,413,558	0.8%
5.500% due 01/01/2038	815,914	855,217	0.5%
5.500% due 02/01/2038 (n)	1,837,983	1,928,430	1.0%
5.500% due 06/01/2038 (k)(n)	9,383,290	9,840,703	5.3%
5.500% due 10/01/2039	9,514,076	9,952,618	5.3%
5.500% due 11/01/2039	2,612,950	2,724,408	1.5%
6.000% due 09/01/2036	718,068	759,740	0.4%
6.000% due 10/01/2036	703,103	743,909	0.4%
6.000% due 04/01/2037	710,397	751,054	0.4%

See Accompanying Notes	Semiannual Report	September 30, 2009	9

Summary Schedule of Investments  Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
6.000% due 06/01/2037		$719,619	$760,728	0.4%
6.000% due 07/01/2037		899,325	950,678	0.5%
6.000% due 08/01/2037		1,354,976	1,432,383	0.8%
6.000% due 09/01/2037		3,477,245	3,675,810	2.0%
6.000% due 10/01/2037		1,363,535	1,441,384	0.8%
6.000% due 11/01/2037		1,007,427	1,064,949	0.6%
6.000% due 10/01/2039		2,496,527	2,633,447	1.4%
0.000% - 1000.000% due 10/01/2009 - 01/25/2048 (b)(c)(n)		22,953,770	24,131,934	12.9%
Freddie Mac
5.500% due 02/01/2038 (k)		1,350,785	1,416,073	0.8%
5.500% due 10/01/2039		849,400	889,083	0.5%
5.500% due 11/01/2039		2,203,200	2,298,557	1.2%
6.000% due 10/01/2039		933,100	984,858	0.5%
0.286% - 1007.500% due 10/01/2009 - 02/25/2045 (b)(j)		2,102,810	2,213,789	1.2%
Other U.S. Government Agencies (b)(j)(l)(k)			1,863,925	1.0%

Total U.S. Government Agencies (Cost $86,722,921)			89,467,128	47.9%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bonds
4.250% due 05/15/2039		1,858,830	1,924,181	1.0%
4.375% due 02/15/2038		745,600	786,026	0.4%
4.500% due 08/15/2039 (j)		3,340,900	3,603,999	2.0%
3.500% - 5.375% due 02/15/2031 - 02/15/2039 (n)		1,769,229	1,811,615	1.0%
U.S. Treasury Notes
0.875% due 05/31/2011 (n)		964,564	967,353	0.5%
1.000% due 07/31/2011 (n)		4,427,696	4,442,746	2.4%
1.000% due 08/31/2011 (n)		2,645,027	2,651,021	1.4%
1.000% due 09/30/2011		1,670,600	1,672,820	0.9%
2.375% due 09/30/2014		1,979,000	1,985,180	1.1%
0.875% - 4.750% due 12/31/2010 - 09/30/2016 (j)(n)		1,143,030	1,148,361	0.6%
Other U.S. Treasury Obligations (h)(l)			373	0.0%

Total U.S. Treasury Obligations (Cost $20,574,573)			20,993,675	11.3%

MORTGAGE-BACKED SECURITIES
Total Mortgage-Backed Securities (b)(q) (Cost $6,613,701)			5,735,283	3.1%
ASSET-BACKED SECURITIES
SLM Student Loan Trust
2.004% due 04/25/2023		1,273,850	1,324,475	0.7%
Other Asset-Backed Securities (l)(q)			1,190,480	0.6%

Total Asset-Backed Securities (Cost $2,548,622)			2,514,955	1.3%

SOVEREIGN ISSUES
Total Sovereign Issues (l)(m) (Cost $521,149)			536,395	0.3%
FOREIGN CURRENCY-DENOMINATED ISSUES
American International Group, Inc.
0.633% due 03/23/2012	SEK	20,000	2,353	0.0%
1.144% - 8.000% due 09/20/2011 - 03/15/2067	EUR	107,100	99,520	0.1%
5.750% - 8.625% due 05/22/2038 - 03/15/2067	GBP	248,000	215,164	0.1%

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012 - 01/01/2017	BRL	7,052,630	$3,785,117	2.0%
Citigroup, Inc.
0.903% - 6.400% due 03/27/2013 - 02/25/2030	EUR	118,375	140,281	0.1%
Goldman Sachs Group, Inc.
1.173% - 6.375% due 02/04/2013 - 05/02/2018		85,400	122,265	0.1%
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		5,400	7,696	0.0%
Merrill Lynch & Co., Inc.
1.083% - 1.394% due 02/08/2010 - 07/22/2014		30,100	42,279	0.0%
Other Foreign Currency-Denominated Issues (a)(l)(q)			2,518,411	1.3%

Total Foreign Currency-Denominated Issues (Cost $6,462,192)			6,933,086	3.7%

		SHARES
CONVERTIBLE PREFERRED SECURITIES
American International Group, Inc.
8.500% due 08/01/2011		431	4,976	0.0%
Other Convertible Preferred Securities (a)(l)			31,820	0.0%

Total Convertible Preferred Securities (Cost $31,313)			36,796	0.0%

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS

CERTIFICATES OF DEPOSIT
Total Certificates of Deposit			206,129	0.1%
COMMERCIAL PAPER
Fannie Mae
0.129% - 0.175% due 11/16/2009 - 12/17/2009		$937,530	937,462	0.5%
Federal Home Loan Bank
0.166% - 0.193% due 11/04/2009 - 11/25/2009		1,235,168	1,234,940	0.7%
Freddie Mac
0.160% - 0.320% due 11/23/2009 - 02/02/2010 (n)		1,041,085	1,040,922	0.6%
Other Commercial Paper (l)			1,639,266	0.9%

Total Commercial Paper			4,852,590	2.6%

REPURCHASE AGREEMENTS
Banc of America Securities LLC
0.040% due 10/01/2009 (Dated 09/29/2009. Collateralized by U.S. Cash Management Bills 1.000% due 07/15/2010 valued at $3,880. Repurchase proceeds are $3,800.)		3,800	3,800	0.0%
0.040% due 10/01/2009 (Dated 09/30/2009. Collateralized by Freddie Mac 5.000% due 07/01/2035 valued at $394,479 and Ginnie Mae 6.500% due 09/20/2038 valued at $391,505. Repurchase proceeds are $788,901.)		788,900	788,900	0.4%
0.060% due 10/01/2009 (Dated 09/29/2009. Collateralized by Fannie Mae 5.000% due 03/01/2035 valued at $480,583. Repurchase proceeds are $474,300.)		474,300	474,300	0.3%

See Accompanying Notes	Semiannual Report	September 30, 2009	11

Summary Schedule of Investments  Total Return Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
0.090% due 10/02/2009 (Dated 09/30/2009. Collateralized by U.S. Cash Management Bills 1.000% due 07/15/2010 valued at $22,444. Repurchase proceeds are $22,000.)	$22,000	$22,000	0.0%
Barclays Capital, Inc.
0.020% due 10/01/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $68,917. Repurchase proceeds are $66,900.)	66,900	66,900	0.0%
BNP Paribas Bank
0.030% due 10/01/2009 (Dated 09/29/2009. Collateralized by Freddie Mac 0.086% - 0.950% due 02/01/2010 - 11/30/2010 valued at $956,246. Repurchase proceeds are $938,100.)	938,100	938,100	0.5%
0.040% due 10/01/2009 (Dated 09/30/2009. Collateralized by Federal Home Loan Bank 0.950% due 03/30/2010 valued at $438,669 and Freddie Mac 0.570% due 07/06/2010 valued at $380,034. Repurchase proceeds are $802,501.)	802,500	802,500	0.5%
Deutsche Bank AG
0.070% due 10/02/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Bonds 7.625% due 11/15/2022 valued at $6,010 and U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $39,903. Repurchase proceeds are $45,000.)	45,000	45,000	0.0%
0.080% due 10/02/2009 (Dated 09/30/2009. Collateralized by Fannie Mae 0.389% due 04/01/2010 valued at $3,367. Repurchase proceeds are $3,300.)	3,300	3,300	0.0%
Fixed Income Clearing Corp.
0.010% due 10/01/2009 (Dated 09/30/2009. Collateralized by Fannie Mae 0.000% due 11/25/2009 valued at $104,150; Freddie Mac 0.000% due 11/23/2009 - 12/07/2009 valued at $19,267; and U.S. Treasury Notes 1.125% - 4.875% due 01/15/2012 - 08/15/2019 valued at $641,584. Repurchase proceeds are $750,000.)	750,000	750,000	0.4%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.625% due 06/15/2010 - 09/30/2016 valued at $3,145,673. Repurchase proceeds are $3,078,503.)	3,078,500	3,078,500	1.7%
0.040% due 10/01/2009 (Dated 09/29/2009. Collateralized by Fannie Mae 2.153% - 2.178% due 04/23/2012 - 05/07/2012 valued at $53,610; Federal Home Loan Bank 2.150% due 08/10/2012 valued at $7,348; and Freddie Mac 1.722% - 6.875% due 09/15/2010 - 05/07/2012 valued at $81,668. Repurchase proceeds are $139,700.)	139,700	139,700	0.1%
0.040% due 10/01/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $10,150. Repurchase proceeds are $9,900.)	9,900	9,900	0.0%
0.060% due 10/01/2009 (Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $63,046. Repurchase proceeds are $62,200.)	62,200	62,200	0.0%

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)	% OF NET ASSETS
0.070% due 10/01/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $984,201 and U.S. Treasury Notes 3.000% due 09/30/2016 valued at $15,330. Repurchase proceeds are $980,202.)	$980,200	$980,200	0.5%
0.080% due 10/02/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.115% due 12/31/2009 valued at $487,008. Repurchase proceeds are $477,401.)	477,400	477,400	0.3%
0.080% due 10/02/2009 (Dated 09/30/2009. Collateralized by Freddie Mac 0.059% due 02/08/2010 valued at $180,124. Repurchase proceeds are $176,600.)	176,600	176,600	0.1%
0.100% due 10/02/2009 (Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $397,796. Repurchase proceeds are $393,901.)	393,900	393,900	0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2009 (Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 - 12/10/2009 valued at $206,289. Repurchase proceeds are $202,240.)	202,240	202,240	0.1%

Total Repurchase Agreements		9,415,440	5.1%

U.S. CASH MANAGEMENT BILLS
Total U.S. Cash Management Bills (j)(n)		167,258	0.1%
U.S. TREASURY BILLS
Total U.S. Treasury Bills (f)(j)(k)(n)		219,292	0.1%
	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO
Total Short-Term Floating NAV Portfolio (i)	81,014,499	811,198	0.4%

Total Short-Term Instruments (Cost $15,671,383)		15,671,907	8.4%

Total Investments (Cost $188,351,029)		$193,171,452	103.5%

Written Options (p) (Premiums $212,471)		(89,943)	(0.0%)

Other Assets and Liabilities (Net)		(6,462,913)	(3.5%)

Net Assets		$186,618,596	100.0%

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	The grouping contains securities in default.
(b)	The grouping contains interest only securities.
(c)	The grouping contains principal only securities.
(d)	The grouping contains when-issued securities.
(e)	The grouping contains payment in-kind bond securities.
(f)	Coupon represents a weighted average rate.
(g)	The grouping contains securities which become interest bearing at a future date.
(h)	The grouping contains securities in which the principal amount is adjusted for inflation.

See Accompanying Notes	Semiannual Report	September 30, 2009	13

Summary Schedule of Investments  Total Return Fund  (Cont.)

(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $201,688 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(k)	Securities with an aggregate market value of $481,296, and cash of $231,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(l)	Represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2009.
(m)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $5,814,141 at a weighted average interest rate of 0.364%. On September 30, 2009, securities valued at $79,728 were pledged as collateral for reverse repurchase agreements.
(n)	Securities with an aggregate market value of $329,534 and cash of $4,215 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	9,224	$23,734
90-Day Euribor March Futures	Long	03/2010	12,107	31,022
90-Day Eurodollar December Futures	Long	12/2009	146,748	457,258
90-Day Eurodollar December Futures	Long	12/2010	27,656	18,671
90-Day Eurodollar June Futures	Long	06/2010	30,946	55,319
90-Day Eurodollar June Futures	Long	06/2011	116	70
90-Day Eurodollar March Futures	Long	03/2010	36,359	257,123
90-Day Eurodollar March Futures	Long	03/2011	620	406
90-Day Eurodollar September Futures	Long	09/2010	11,678	19,507
U.S. Treasury 2-Year Note December Futures	Long	12/2009	6,242	(293)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	5,768	7,569
U.S. Treasury 10-Year Note December Futures	Long	12/2009	46,928	56,993
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	13,844	31,165
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	16,922
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4,093	3,030
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4,491	6,649
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2,977	5,315
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2,114	485
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4,091	4,445

				$997,619

(o)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530%	)	12/20/2016	0.720%	$10,000	$121	$0	$121
ABX Financing Co.	MSC	(0.640%	)	12/20/2016	0.806%	2,300	24	169	(145)
Alcoa, Inc.	BOA	(0.560%	)	03/20/2017	2.611%	1,900	233	289	(56)
Alcoa, Inc.	BOA	(1.290%	)	09/20/2018	2.704%	5,000	478	0	478
Alcoa, Inc.	GSC	(1.320%	)	09/20/2018	2.704%	2,200	206	424	(218)
American Electric Power Co., Inc.	CITI	(0.830%	)	06/20/2015	0.475%	8,300	(159)	0	(159)
AmerisourceBergen Corp.	MSC	(0.600%	)	09/20/2012	0.293%	10,000	(92)	0	(92)
Anadarko Finance Co.	BOA	(0.900%	)	06/20/2011	0.610%	10,600	(55)	0	(55)
Anadarko Petroleum Corp.	CITI	(0.330%	)	03/20/2012	0.683%	1,800	15	61	(46)

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	0.853%	$15,000	$(190)	$0	$(190)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.536%	3,000	(9)	78	(87)
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.618%	20,000	(391)	0	(391)
AutoZone, Inc.	BOA	(1.890%	)	03/20/2014	0.618%	10,000	(547)	0	(547)
AutoZone, Inc.	BOA	(0.870%	)	06/20/2016	0.692%	1,000	(11)	28	(39)
AutoZone, Inc.	BOA	(1.100%	)	09/20/2018	0.751%	15,000	(406)	0	(406)
AutoZone, Inc.	CITI	(0.680%	)	12/20/2012	0.536%	1,850	(9)	37	(46)
AutoZone, Inc.	CITI	(1.030%	)	03/20/2014	0.618%	10,000	(178)	0	(178)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.751%	5,000	(220)	0	(220)
AutoZone, Inc.	RBS	(0.810%	)	12/20/2015	0.682%	10,000	(75)	0	(75)
AutoZone, Inc.	UBS	(1.320%	)	09/20/2018	0.751%	7,000	(308)	0	(308)
Avnet, Inc.	DUB	(1.000%)		09/20/2016	1.160%	2,000	19	37	(18)
Block Financial LLC	BOA	(1.550%	)	03/20/2013	0.416%	32,100	(1,246)	(113)	(1,133)
Block Financial LLC	CSFB	(1.110%	)	03/20/2013	0.416%	6,000	(143)	0	(143)
Block Financial LLC	DUB	(1.050%	)	03/20/2013	0.416%	5,000	(109)	0	(109)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.416%	10,000	(293)	0	(293)
Boston Scientific Corp.	BCLY	(1.000%	)	03/20/2017	0.870%	1,000	(9)	5	(14)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2014	0.811%	2,000	(17)	9	(26)
Boston Scientific Corp.	MSC	(1.000%	)	06/20/2016	0.859%	2,000	(18)	12	(30)
Boston Scientific Corp.	UBS	(0.500%	)	06/20/2011	0.720%	10,000	36	0	36
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	4.854%	18,000	441	0	441
Cardinal Health, Inc.	BCLY	(0.420%	)	12/20/2016	0.495%	13,000	62	0	62
Cardinal Health, Inc.	DUB	(0.500%	)	12/20/2016	0.495%	10,000	(4)	110	(114)
Cardinal Health, Inc.	GSC	(0.710%	)	06/20/2017	0.501%	9,600	(140)	0	(140)
CBS Corp.	JPM	(0.590%	)	09/20/2012	1.237%	15,000	277	0	277
Centex Corp.	BCLY	(1.000%	)	06/20/2016	0.740%	4,000	(64)	37	(101)
Centex Corp.	BNP	(1.000%	)	06/20/2016	0.740%	2,000	(32)	15	(47)
Centex Corp.	BOA	(1.000%	)	06/20/2015	0.722%	4,500	(68)	148	(216)
Centex Corp.	DUB	(1.000%	)	12/20/2017	0.768%	2,500	(42)	(9)	(33)
Centex Corp.	GSC	(1.000%	)	06/20/2014	0.673%	1,500	(23)	20	(43)
CenturyTel, Inc.	JPM	(1.000%	)	06/20/2017	0.819%	6,000	(76)	(4)	(72)
CenturyTel, Inc.	JPM	(1.000%	)	09/20/2019	0.849%	4,000	(51)	(49)	(2)
CNA Financial Corp.	BCLY	(0.295%	)	09/20/2011	2.306%	15,000	573	0	573
CNA Financial Corp.	BCLY	(1.390%	)	12/20/2014	2.386%	10,000	449	1,209	(760)
CNA Financial Corp.	BOA	(0.690%	)	12/20/2014	2.386%	10,300	792	0	792
CNA Financial Corp.	BOA	(4.170%	)	12/20/2014	2.386%	8,000	(658)	0	(658)
CNA Financial Corp.	BOA	(3.360%	)	09/20/2016	2.382%	6,250	(354)	0	(354)
CNA Financial Corp.	CITI	(0.470%	)	12/20/2014	2.386%	10,200	887	0	887
CNA Financial Corp.	JPM	(0.440%	)	09/20/2011	2.306%	13,500	478	255	223
Comcast Corp.	JPM	(0.535%	)	03/20/2016	1.217%	15,000	587	0	587
Commercial Metals Co.	BOA	(1.430%	)	09/20/2018	1.544%	3,000	24	0	24
Commercial Metals Co.	DUB	(1.005%	)	09/20/2017	1.498%	15,660	511	1,369	(858)
Commercial Metals Co.	JPM	(1.430%	)	09/20/2018	1.544%	10,000	79	0	79
Computer Sciences Corp.	BCLY	(1.230%	)	03/20/2013	0.224%	5,000	(173)	0	(173)
Computer Sciences Corp.	BCLY	(1.550%	)	03/20/2018	0.372%	10,000	(889)	0	(889)
Computer Sciences Corp.	MSC	(0.620%	)	03/20/2013	0.224%	2,000	(27)	17	(44)
Computer Sciences Corp.	UBS	(1.130%	)	03/20/2018	0.372%	8,745	(500)	0	(500)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.353%	19,000	(654)	1,663	(2,317)
Coventry Health Care, Inc.	DUB	(1.000%	)	03/20/2015	4.101%	7,500	1,021	684	337
CRH America, Inc.	CITI	(2.590%	)	09/20/2018	1.974%	10,000	(442)	0	(442)
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.560%	5,052	(298)	0	(298)
CSX Corp.	DUB	(1.550%	)	06/20/2017	0.547%	21,200	(1,472)	72	(1,544)
CSX Corp.	JPM	(0.165%	)	03/20/2011	0.306%	10,600	22	0	22
CVS Caremark Corp.	BOA	(0.550%	)	09/20/2016	0.472%	6,745	(35)	0	(35)
CVS Caremark Corp.	CSFB	(0.250%	)	09/20/2011	0.275%	10,200	4	0	4

See Accompanying Notes	Semiannual Report	September 30, 2009	15

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CVS Caremark Corp.	RBS	(0.240%	)	09/20/2011	0.275%	$6,200	$4	$0	$4
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.555%	4,700	172	431	(259)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.555%	2,300	85	198	(113)
Cytec Industries, Inc.	JPM	(1.000%	)	09/20/2013	1.315%	2,000	23	46	(23)
Daimler Finance N.A. LLC	BCLY	(0.535%	)	09/20/2011	0.745%	3,000	12	0	12
Daimler Finance N.A. LLC	GSC	(6.750%	)	06/20/2010	0.416%	8,000	(384)	0	(384)
Daimler Finance N.A. LLC	GSC	(6.750%	)	03/20/2011	0.636%	30,000	(2,754)	0	(2,754)
Daimler Finance N.A. LLC	JPM	(0.520%	)	06/20/2010	0.416%	10,000	(9)	0	(9)
Daimler Finance N.A. LLC	JPM	(0.520%	)	03/20/2011	0.636%	10,000	16	0	16
Daimler Finance N.A. LLC	JPM	(0.655%	)	03/20/2011	0.636%	10,000	(5)	0	(5)
Darden Restaurants, Inc.	CITI	(1.450%	)	12/20/2017	1.430%	2,000	(3)	96	(99)
Darden Restaurants, Inc.	CITI	(1.920%	)	12/20/2017	1.430%	7,000	(239)	0	(239)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.430%	5,000	(285)	0	(285)
Dominion Resources, Inc.	JPM	(0.385%	)	12/20/2016	0.468%	3,000	16	160	(144)
DR Horton, Inc.	BCLY	(1.000%	)	06/20/2016	1.714%	26,000	1,064	1,623	(559)
DR Horton, Inc.	BNP	(1.000%	)	03/20/2016	1.709%	10,000	394	783	(389)
DR Horton, Inc.	BNP	(1.000%	)	06/20/2016	1.714%	9,500	389	717	(328)
DR Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.709%	3,000	118	309	(191)
DR Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.714%	4,500	184	471	(287)
DR Horton, Inc.	GSC	(1.000%	)	03/20/2014	1.640%	5,000	130	335	(205)
DR Horton, Inc.	GSC	(1.000%	)	09/20/2014	1.664%	3,000	89	163	(74)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.493%	300	(5)	(5)	0
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	0.633%	6,669	(417)	0	(417)
Embarq Corp.	BOA	(2.200%	)	06/20/2016	0.633%	4,000	(385)	0	(385)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.623%	40,500	(945)	(688)	(257)
Enterprise Products Operating LLC	MLP	(0.200%	)	03/20/2011	0.890%	14,300	144	202	(58)
Erac USA Finance Co.	JPM	(2.700%	)	12/20/2012	1.044%	10,000	(524)	789	(1,313)
Exelon Corp.	CITI	(3.730%	)	06/20/2015	1.009%	7,200	(1,030)	0	(1,030)
Exelon Corp.	MLP	(0.520%	)	06/20/2015	1.009%	2,713	69	0	69
Expedia, Inc.	RBS	(4.250%	)	09/20/2016	1.388%	16,500	(2,884)	0	(2,884)
Fosters Finance Corp.	BCLY	(2.140%	)	12/20/2014	0.509%	6,000	(485)	0	(485)
Gannett Co., Inc.	JPM	(0.330%	)	06/20/2011	3.518%	6,500	343	0	343
GATX Financial Corp.	GSC	(1.000%	)	12/20/2012	1.313%	15,000	141	185	(44)
GATX Financial Corp.	HSBC	(1.000%	)	12/20/2012	1.313%	10,000	94	124	(30)
Genworth Financial, Inc.	BCLY	(0.879%	)	06/20/2018	4.544%	8,000	1,812	2,790	(978)
Genworth Financial, Inc.	DUB	(0.980%	)	06/20/2018	4.544%	4,000	881	1,261	(380)
Hanson Ltd.	BCLY	(1.000%	)	09/20/2016	2.433%	20,000	1,671	3,056	(1,385)
HCP, Inc.	CITI	(5.000%	)	03/20/2018	1.973%	4,500	(928)	(743)	(185)
HCP, Inc.	CSFB	(0.530%	)	09/20/2011	1.668%	7,350	160	0	160
HCP, Inc.	DUB	(3.860%	)	03/20/2018	2.005%	20,000	(2,527)	1,296	(3,823)
HCP, Inc.	JPM	(0.610%	)	09/20/2011	1.668%	5,000	101	0	101
HCP, Inc.	MLP	(0.650%	)	09/20/2016	1.907%	13,500	989	0	989
Health Care REIT, Inc.	BCLY	(3.310%	)	06/20/2015	1.904%	5,000	(356)	0	(356)
HSBC Finance Corp.	BNP	(0.165%	)	12/20/2013	1.434%	16,900	842	330	512
HSBC Finance Corp.	DUB	(1.450%	)	06/20/2016	1.429%	10,000	(16)	3	(19)
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.429%	10,000	703	0	703
International Paper Co.	BCLY	(5.030%	)	06/20/2018	1.576%	20,000	(4,937)	0	(4,937)
International Paper Co.	BOA	(0.870%	)	06/20/2016	1.512%	1,400	52	177	(125)
iStar Financial, Inc.	BCLY	(0.400%	)	03/20/2012	21.563%	10,000	3,631	0	3,631
iStar Financial, Inc.	MSC	(0.600%	)	12/20/2013	18.622%	10,000	4,288	0	4,288
JC Penney Corp., Inc.	BCLY	(1.000%	)	09/20/2012	1.652%	2,200	40	91	(51)
JC Penney Corp., Inc.	DUB	(0.270%	)	03/20/2010	1.169%	28,300	118	454	(336)
Johnson Controls, Inc.	JPM	(0.500%	)	03/20/2016	1.273%	20,000	888	0	888
KB Home	BNP	(1.000%	)	06/20/2015	2.255%	5,000	309	465	(156)

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
KB Home	DUB	(1.000%	)	03/20/2014	2.177%	$3,000	$142	$249	$(107)
KB Home	DUB	(1.000%	)	03/20/2015	2.239%	5,000	294	491	(197)
KB Home	DUB	(5.000%	)	03/20/2015	2.239%	2,500	(333)	(194)	(139)
KB Home	GSC	(1.000%	)	03/20/2014	2.177%	7,000	331	329	2
Kerr-McGee Corp.	RBS	(0.160%	)	09/20/2011	0.271%	10,500	23	0	23
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.400%	6,900	(14)	65	(79)
Kohl’s Corp.	BOA	(1.910%	)	12/20/2017	1.034%	46,000	(2,862)	288	(3,150)
Kraft Foods, Inc.	BOA	(1.040%	)	06/20/2018	0.986%	5,000	(21)	8	(29)
Kraft Foods, Inc.	CITI	(0.990%	)	06/20/2018	0.986%	4,000	(2)	0	(2)
Kraft Foods, Inc.	GSC	(0.950%	)	09/20/2018	1.001%	6,000	21	20	1
Kraft Foods, Inc.	JPM	(0.150%	)	12/20/2011	0.589%	10,000	96	0	96
Kraft Foods, Inc.	JPM	(0.160%	)	12/20/2011	0.589%	4,800	45	0	45
Lennar Corp.	DUB	(0.785%	)	12/20/2011	2.261%	9,000	282	0	282
Lennar Corp.	GSC	(1.000%	)	09/20/2014	2.464%	4,500	285	483	(198)
Lennar Corp.	GSC	(5.000%	)	06/20/2015	2.496%	4,000	(493)	(235)	(258)
Lennar Corp.	GSC	(1.000%	)	06/20/2016	2.517%	4,000	333	478	(145)
Lexmark International, Inc.	BOA	(1.400%	)	06/20/2018	1.600%	13,000	179	0	179
Lexmark International, Inc.	CITI	(3.320%	)	06/20/2013	1.388%	5,590	(388)	0	(388)
Lexmark International, Inc.	JPM	(1.190%	)	06/20/2013	1.388%	15,880	106	0	106
Liberty Mutual Group, Inc.	BOA	(1.390%	)	03/20/2014	2.253%	7,600	261	836	(575)
Lockheed Martin Corp.	BOA	(0.370%	)	06/20/2016	0.314%	4,600	(17)	52	(69)
Loews Corp.	BOA	(0.660%	)	03/20/2016	0.494%	7,500	(75)	207	(282)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.494%	20,000	253	0	253
Loews Corp.	JPM	(0.300%	)	03/20/2016	0.494%	9,800	112	0	112
Ltd Brands, Inc.	BNP	(1.000%	)	12/20/2014	2.584%	2,500	180	193	(13)
Ltd Brands, Inc.	BOA	(1.000%	)	09/20/2017	2.735%	10,000	1,083	907	176
Ltd Brands, Inc.	DUB	(1.000%	)	09/20/2017	2.735%	5,000	541	566	(25)
Ltd Brands, Inc.	DUB	(4.800%	)	09/20/2017	2.811%	43,000	(5,386)	0	(5,386)
Ltd Brands, Inc.	JPM	(2.850%	)	09/20/2017	2.811%	2,700	(9)	150	(159)
Ltd Brands, Inc.	RBS	(4.500%	)	09/20/2017	2.811%	18,700	(1,991)	0	(1,991)
Macy’s Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	3.026%	11,810	(2,229)	0	(2,229)
Macy’s Retail Holdings, Inc.	BCLY	(7.150%	)	09/20/2015	3.026%	10,000	(2,072)	0	(2,072)
Macy’s Retail Holdings, Inc.	BOA	(6.870%	)	03/20/2012	2.623%	7,000	(710)	0	(710)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	2.712%	5,000	41	432	(391)
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	09/20/2015	2.979%	3,800	371	423	(52)
Macy’s Retail Holdings, Inc.	BOA	(7.060%	)	09/20/2015	3.026%	8,000	(1,622)	0	(1,622)
Macy’s Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	3.026%	10,000	270	1,103	(833)
Macy’s Retail Holdings, Inc.	RBS	(1.000%	)	12/20/2016	3.011%	15,000	1,710	709	1,001
Macy’s Retail Holdings, Inc.	RBS	(2.640%	)	09/20/2017	3.129%	22,500	659	1,376	(717)
Marks & Spencer PLC	RBS	(0.950%	)	12/20/2017	1.314%	2,200	55	400	(345)
Marriott International, Inc.	BOA	(1.650%	)	06/20/2017	1.327%	10,000	(217)	2,739	(2,956)
Marriott International, Inc.	BOA	(1.730%	)	06/20/2017	1.327%	1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260%	)	06/20/2012	1.052%	15,000	314	0	314
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	1.276%	5,000	(170)	577	(747)
Marsh & McLennan Cos., Inc.	BCLY	(0.760%	)	09/20/2015	0.452%	18,000	(311)	0	(311)
Marsh & McLennan Cos., Inc.	BOA	(0.830%	)	09/20/2015	0.452%	20,000	(424)	0	(424)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.452%	30,000	(904)	(237)	(667)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.490%	8,000	(274)	0	(274)
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	09/20/2015	0.445%	7,000	(218)	(198)	(20)
Marsh & McLennan Cos., Inc.	CITI	(1.000%	)	06/20/2019	0.482%	3,800	(164)	(155)	(9)
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.428%	10,000	(78)	85	(163)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.428%	11,000	(127)	59	(186)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.445%	5,000	(155)	(116)	(39)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	06/20/2019	0.482%	800	(34)	(34)	0
Masco Corp.	CITI	(4.240%	)	03/20/2017	2.138%	9,020	(1,170)	0	(1,170)

See Accompanying Notes	Semiannual Report	September 30, 2009	17

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.	GSC	(1.000%	)	03/20/2017	2.071%	$3,000	$196	$268	$(72)
Masco Corp.	JPM	(1.000%	)	06/20/2015	1.985%	5,000	245	232	13
Masco Corp.	MSC	(0.580%	)	09/20/2012	1.905%	5,000	186	0	186
Masco Corp.	MSC	(0.680%	)	09/20/2013	1.947%	10,000	462	0	462
Masco Corp.	UBS	(4.650%	)	12/20/2016	2.125%	10,000	(1,519)	0	(1,519)
Mattel, Inc.	JPM	(0.400%	)	06/20/2011	0.356%	10,300	(9)	0	(9)
Maytag Corp.	JPM	(0.460%	)	06/20/2015	0.504%	10,000	22	0	22
McKesson Corp.	BOA	(0.380%	)	03/20/2017	0.303%	1,600	(8)	15	(23)
McKesson Corp.	BOA	(1.020%	)	03/20/2017	0.303%	10,000	(489)	(320)	(169)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.315%	8,000	(215)	0	(215)
MDC Holdings, Inc.	BNP	(1.250%	)	12/20/2014	0.762%	9,000	(217)	0	(217)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	0.750%	3,000	(37)	0	(37)
MDC Holdings, Inc.	MLP	(1.350%	)	12/20/2012	0.662%	10,500	(231)	0	(231)
Motorola, Inc.	DUB	(1.000%	)	12/20/2011	0.995%	5,000	(2)	133	(135)
Motorola, Inc.	DUB	(1.000%	)	12/20/2012	1.146%	7,500	32	294	(262)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.096%	8,000	(932)	0	(932)
Nabors Industries, Inc.	CITI	(1.000%	)	03/20/2018	1.078%	9,000	48	80	(32)
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.096%	20,000	59	0	59
Nabors Industries, Inc.	CITI	(2.510%	)	03/20/2018	1.096%	2,200	(225)	0	(225)
Nabors Industries, Inc.	DUB	(0.630%	)	03/20/2018	1.096%	6,000	199	832	(633)
Nabors Industries, Inc.	DUB	(0.900%	)	03/20/2018	1.096%	15,000	207	0	207
Nationwide Health Properties, Inc.	DUB	(0.620%	)	09/20/2011	1.633%	13,600	264	0	264
Newell Rubbermaid, Inc.	BOA	(2.710%	)	06/20/2019	1.756%	12,000	(880)	0	(880)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.730%	19,000	(90)	0	(90)
NiSource Finance Corp.	RBS	(0.540%	)	03/20/2013	1.449%	12,400	370	0	370
Nordstrom, Inc.	BOA	(0.850%	)	03/20/2018	1.748%	4,300	268	693	(425)
Nordstrom, Inc.	BOA	(5.190%	)	03/20/2018	1.748%	15,000	(3,613)	0	(3,613)
Nordstrom, Inc.	DUB	(1.530%	)	03/20/2018	1.748%	12,925	191	0	191
Nordstrom, Inc.	GSC	(0.820%	)	03/20/2018	1.748%	2,600	167	368	(201)
Nordstrom, Inc.	UBS	(1.400%	)	03/20/2018	1.748%	8,000	191	0	191
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110%	)	03/20/2010	0.156%	5,000	1	0	1
Nucor Corp.	BCLY	(0.510%	)	06/20/2018	0.669%	6,000	71	594	(523)
Nucor Corp.	GSC	(0.530%	)	06/20/2018	0.669%	4,000	42	426	(384)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	5.847%	8,000	210	240	(30)
Omnicom Group, Inc.	MSC	(0.380%	)	06/20/2016	0.668%	9,600	168	0	168
ONEOK Partners LP	JPM	(0.660%	)	12/20/2016	0.947%	10,200	184	0	184
ORIX Corp.	MLP	(0.280%	)	12/20/2011	3.664%	20,000	1,422	0	1,422
Packaging Corp. of America	CSFB	(0.940%	)	09/20/2013	0.634%	10,000	(119)	0	(119)
Pactiv Corp.	BOA	(1.230%	)	03/20/2018	0.807%	6,745	(211)	182	(393)
Pearson Dollar Finance PLC	BCLY	(0.610%	)	06/20/2013	0.408%	25,000	(187)	0	(187)
Pearson Dollar Finance PLC	BCLY	(0.730%	)	06/20/2018	0.581%	7,000	(81)	0	(81)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.581%	10,000	(146)	0	(146)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.581%	11,000	(119)	0	(119)
Pearson Dollar Finance PLC	JPM	(0.830%	)	06/20/2014	0.459%	5,000	(85)	5	(90)
Plains All American Pipeline LP	MSC	(0.550%	)	12/20/2013	1.188%	10,000	252	0	252
PMI Group, Inc.	JPM	(0.460%	)	09/20/2016	12.327%	9,500	4,015	0	4,015
Qwest Corp.	BOA	(2.500%	)	06/20/2013	2.577%	5,000	10	363	(353)
Qwest Corp.	MSC	(4.320%	)	06/20/2013	2.577%	2,000	(122)	0	(122)
RadioShack Corp.	BOA	(1.250%	)	06/20/2011	0.781%	10,000	(84)	0	(84)
RadioShack Corp.	MLP	(2.250%	)	06/20/2011	0.781%	35,200	(908)	0	(908)
Reed Elsevier Capital, Inc.	MLP	(0.290%	)	06/20/2012	0.488%	5,000	26	0	26
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.075%	12,500	(172)	981	(1,153)

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Rexam PLC	RBS	(1.450%	)	06/20/2013	1.075%	$4,000	$(55)	$273	$(328)
Rohm and Haas Co.	BNP	(1.000%	)	09/20/2017	1.013%	30,000	17	(437)	454
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	1.025%	4,665	(186)	0	(186)
Rohm and Haas Co.	BOA	(0.700%	)	09/20/2017	1.025%	13,425	297	0	297
Rohm and Haas Co.	BOA	(1.000%	)	09/20/2017	1.013%	1,500	1	(17)	18
Rohm and Haas Co.	CITI	(0.540%	)	09/20/2017	1.025%	7,000	232	0	232
RPM International, Inc.	BCLY	(1.460%	)	03/20/2018	1.428%	2,800	(7)	0	(7)
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.428%	9,000	249	399	(150)
RPM International, Inc.	GSC	(1.000%	)	03/20/2018	1.415%	15,000	433	220	213
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.372%	17,300	(2,659)	(1,598)	(1,061)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.489%	25,000	(1,842)	0	(1,842)
RR Donnelley & Sons Co.	DUB	(3.250%	)	03/20/2017	2.415%	10,000	(520)	0	(520)
RR Donnelley & Sons Co.	GSC	(1.000%	)	09/20/2016	2.372%	7,700	610	962	(352)
Ryder System, Inc.	BCLY	(3.540%	)	03/20/2013	1.001%	10,000	(856)	0	(856)
Ryder System, Inc.	BOA	(1.490%	)	09/20/2015	1.145%	10,000	(190)	0	(190)
Ryder System, Inc.	BOA	(1.730%	)	09/20/2015	1.145%	11,000	(351)	0	(351)
Ryder System, Inc.	CITI	(3.060%	)	03/20/2013	1.001%	8,690	(604)	0	(604)
Ryder System, Inc.	DUB	(1.320%	)	12/20/2016	1.145%	10,000	(114)	883	(997)
Ryder System, Inc.	GSC	(1.700%	)	09/20/2015	1.145%	7,000	(212)	0	(212)
Ryder System, Inc.	GSC	(1.050%	)	12/20/2016	1.145%	7,700	44	806	(762)
Ryder System, Inc.	GSC	(1.960%	)	12/20/2016	1.145%	7,300	(378)	0	(378)
Ryder System, Inc.	JPM	(0.270%	)	06/20/2011	0.880%	5,300	55	0	55
Ryland Group, Inc.	BCLY	(1.000%	)	06/20/2017	1.572%	2,200	81	159	(78)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	1.534%	9,000	233	668	(435)
Ryland Group, Inc.	RBS	(1.000%	)	06/20/2017	1.572%	900	33	67	(34)
SCA Finans AB	DUB	(0.810%	)	09/20/2015	0.966%	5,250	43	664	(621)
Seagate Technology HDD Holdings	JPM	(2.250%	)	12/20/2011	3.359%	11,100	249	735	(486)
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	0.982%	9,250	(30)	517	(547)
Sempra Energy	DUB	(1.250%	)	03/20/2019	0.780%	15,000	(566)	0	(566)
Simon Property Group LP	GSC	(1.470%	)	12/20/2016	1.471%	8,400	(3)	1,023	(1,026)
Simon Property Group LP	GSC	(3.010%	)	12/20/2016	1.471%	3,300	(316)	0	(316)
Simon Property Group LP	JPM	(0.180%	)	06/20/2010	0.721%	8,000	31	0	31
Simon Property Group LP	MSC	(1.120%	)	06/20/2016	1.475%	10,000	204	1,361	(1,157)
Simon Property Group LP	MSC	(0.885%	)	06/20/2018	1.516%	2,000	89	268	(179)
Simon Property Group LP	RBS	(0.220%	)	09/20/2011	1.204%	5,100	97	0	97
Simon Property Group LP	RBS	(1.060%	)	03/20/2017	1.479%	8,000	210	1,135	(925)
Spectra Energy Capital LLC	DUB	(1.200%	)	06/20/2018	0.656%	1,200	(50)	52	(102)
Spectra Energy Capital LLC	MSC	(1.150%	)	06/20/2018	0.656%	2,500	(94)	120	(214)
Spectra Energy Capital LLC	RBS	(2.000%	)	03/20/2014	0.556%	24,000	(1,493)	0	(1,493)
Sprint Capital Corp.	BCLY	(3.630%	)	03/20/2012	3.065%	11,000	(156)	0	(156)
Staples, Inc.	BOA	(3.750%	)	03/20/2014	1.046%	18,000	(2,063)	0	(2,063)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	06/20/2012	2.631%	5,500	(342)	(167)	(175)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	2.709%	2,000	(149)	(97)	(52)
Tate & Lyle International Finance PLC	BCLY	(1.250%	)	12/20/2014	1.375%	12,000	67	0	67
Temple-Inland, Inc.	BNP	(6.670%	)	03/20/2018	1.649%	7,430	(2,602)	0	(2,602)
Temple-Inland, Inc.	BOA	(1.000%	)	03/20/2018	1.589%	4,000	163	209	(46)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.378%	7,000	213	251	(38)
Toll Brothers Finance Corp.	GSC	(1.000%	)	12/20/2017	1.322%	2,700	60	71	(11)
Toll Brothers Finance Corp.	MSC	(1.390%	)	09/20/2013	1.076%	9,800	(120)	0	(120)
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	1.015%	7,500	32	494	(462)
Tyco Electronics Group S.A.	GSC	(1.530%	)	12/20/2012	0.769%	6,500	(158)	0	(158)

See Accompanying Notes	Semiannual Report	September 30, 2009	19

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Tyson Foods, Inc.	BNP	(1.000%	)	03/20/2014	1.880%	$4,000	$143	$136	$7
Tyson Foods, Inc.	RBS	(3.200%	)	12/20/2011	1.714%	25,000	(825)	0	(825)
Tyson Foods, Inc.	RBS	(3.250%	)	06/20/2016	2.045%	19,000	(1,316)	0	(1,316)
UBS AG	GSC	(2.010%	)	06/20/2018	1.012%	10,000	(741)	0	(741)
UBS AG	MSC	(0.505%	)	12/20/2017	1.004%	29,600	1,035	1,498	(463)
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	0.667%	2,575	(19)	129	(148)
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	0.667%	8,000	(286)	303	(589)
Universal Health Services, Inc.	BOA	(1.610%	)	06/20/2016	0.667%	7,000	(404)	50	(454)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.186%	24,000	(938)	0	(938)
Valero Energy Corp.	CSFB	(2.650%	)	03/20/2019	2.508%	15,000	(162)	0	(162)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	0.924%	5,000	(70)	394	(464)
Vivendi	BCLY	(1.510%	)	06/20/2018	1.308%	20,000	(300)	0	(300)
Vivendi	BOA	(1.200%	)	06/20/2013	1.127%	10,000	(29)	102	(131)
Vivendi	BOA	(1.280%	)	06/20/2013	1.127%	30,000	(173)	204	(377)
Vivendi	CSFB	(1.465%	)	06/20/2018	1.308%	8,000	(94)	12	(106)
Vivendi	CSFB	(1.540%	)	06/20/2018	1.308%	4,700	(81)	7	(88)
Vivendi	DUB	(1.000%	)	06/20/2018	1.308%	15,000	329	0	329
Vivendi	RBS	(1.500%	)	06/20/2018	1.308%	20,000	(286)	29	(315)
VTB Capital S.A.	BCLY	(2.150%	)	05/20/2013	3.672%	15,000	633	6,476	(5,843)
Waste Management, Inc.	BOA	(1.460%	)	03/20/2014	0.725%	7,650	(241)	(127)	(114)
Waste Management, Inc.	CITI	(1.300%	)	03/20/2019	0.829%	12,000	(453)	0	(453)
Weatherford International, Inc.	BCLY	(0.790%	)	06/20/2012	0.838%	16,500	17	586	(569)
Wesfarmers Ltd.	BCLY	(2.235%	)	06/20/2013	0.718%	25,000	(1,377)	372	(1,749)
Wesfarmers Ltd.	GSC	(2.510%	)	06/20/2013	0.718%	23,200	(1,508)	0	(1,508)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.057%	20,000	88	318	(230)
Weyerhaeuser Co.	DUB	(1.000%	)	03/20/2012	1.446%	7,500	78	50	28
XL Capital Finance Europe PLC	BCLY	(0.310%	)	03/20/2012	1.441%	10,600	287	0	287
XL Capital Ltd.	CSFB	(1.410%	)	09/20/2014	1.646%	1,600	16	435	(419)
Xstrata Finance Canada Ltd.	JPM	(0.290%	)	12/20/2011	1.445%	11,250	282	0	282

							$(36,776)	$59,266	$(96,042)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	1.268%	$18,000	$2,178	$0	$2,178
American International Group, Inc.	BCLY	1.800%	03/20/2013	8.112%	3,700	(654)	0	(654)
American International Group, Inc.	BCLY	1.815%	03/20/2013	8.112%	9,150	(1,614)	0	(1,614)
American International Group, Inc.	BCLY	1.130%	06/20/2013	8.099%	9,100	(1,877)	0	(1,877)
American International Group, Inc.	BCLY	6.500%	12/20/2013	8.079%	20,000	(992)	0	(992)
American International Group, Inc.	BOA	0.195%	03/20/2010	7.981%	5,000	(180)	0	(180)
American International Group, Inc.	BOA	5.000%	12/20/2010	5.000%	25,000	(965)	(1,000)	35
American International Group, Inc.	CITI	6.550%	12/20/2013	8.079%	25,000	(1,199)	0	(1,199)
American International Group, Inc.	CSFB	1.810%	03/20/2013	8.112%	6,000	(1,059)	0	(1,059)

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	CSFB	2.270%	03/20/2013	8.112%	$5,000	$(817)	$0	$(817)
American International Group, Inc.	DUB	1.120%	06/20/2013	8.099%	10,700	(2,210)	0	(2,210)
American International Group, Inc.	DUB	1.130%	06/20/2013	8.099%	200	(41)	0	(41)
American International Group, Inc.	GSC	5.000%	06/20/2010	7.856%	4,000	(74)	(640)	566
American International Group, Inc.	GSC	5.000%	09/20/2011	8.199%	17,400	(960)	(4,002)	3,042
American International Group, Inc.	GSC	1.150%	06/20/2013	8.099%	10,000	(2,057)	0	(2,057)
American International Group, Inc.	GSC	1.650%	06/20/2013	8.099%	17,000	(3,242)	0	(3,242)
American International Group, Inc.	UBS	5.000%	12/20/2010	5.000%	25,000	(965)	(1,000)	35
American International Group, Inc.	UBS	5.000%	12/20/2011	5.000%	25,000	(1,715)	(1,750)	35
American International Group, Inc.	UBS	2.250%	03/20/2013	8.112%	1,000	(164)	0	(164)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.380%	20,000	(269)	0	(269)
Brazil Government International Bond	BCLY	1.400%	05/20/2010	0.574%	25,000	290	0	290
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.832%	15,000	80	0	80
Brazil Government International Bond	BCLY	1.620%	03/20/2013	1.004%	20,900	440	0	440
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.365%	10,000	505	0	505
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.832%	7,500	40	0	40
Brazil Government International Bond	MLP	1.710%	05/20/2013	1.034%	15,000	450	0	450
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.361%	300	13	0	13
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.810%	50,000	562	0	562
Brazil Government International Bond	MSC	1.660%	03/20/2013	1.004%	47,000	1,054	0	1,054
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.236%	15,000	378	0	378
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.401%	6,000	64	0	64
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	1.902%	25,000	(1,762)	0	(1,762)
Chrysler Financial	DUB	5.050%	09/20/2012	6.558%	6,000	(180)	0	(180)
CIT Group, Inc.	CITI	5.000%	12/20/2013	27.483%	5,200	(1,755)	(1,326)	(429)
CIT Group, Inc.	DUB	5.000%	12/20/2013	27.483%	15,000	(5,061)	(3,750)	(1,311)
CIT Group, Inc.	GSC	5.000%	03/20/2014	27.107%	10,000	(3,414)	(800)	(2,614)
CIT Group, Inc.	MLP	5.000%	12/20/2013	27.483%	10,000	(3,374)	(2,200)	(1,174)
CIT Group, Inc.	MLP	5.000%	03/20/2014	27.107%	5,000	(1,707)	(425)	(1,282)
Colombia Government International Bond	BCLY	2.200%	05/20/2010	0.757%	25,000	479	0	479
El Paso Corp.	CITI	5.000%	06/20/2012	5.448%	3,900	(37)	(193)	156

See Accompanying Notes	Semiannual Report	September 30, 2009	21

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	0.650%	$10,000	$(120)	$0	$(120)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	5.348%	10,000	(304)	0	(304)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	5.348%	4,100	55	0	55
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	4.916%	10,000	(63)	0	(63)
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	5.348%	10,000	135	0	135
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	4.916%	10,000	(12)	0	(12)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	4.916%	10,000	(10)	0	(10)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	4.916%	10,000	(1)	0	(1)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	4.916%	10,000	14	0	14
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	4.916%	3,000	9	0	9
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	4.991%	25,000	(139)	0	(139)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	5.348%	10,000	(383)	0	(383)
Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	5.348%	3,500	33	0	33
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	5.348%	10,000	122	0	122
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	5.348%	10,000	148	0	148
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	4.916%	10,000	36	0	36
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	5,800	(222)	0	(222)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	5.348%	10,000	108	0	108
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	5.348%	12,800	190	0	190
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	4.273%	10,000	3	0	3
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	4.916%	15,000	(58)	0	(58)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	4.916%	10,000	80	0	80
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	5.348%	10,000	87	0	87
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	5.348%	8,000	97	0	97
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	5.348%	5,100	44	0	44
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	4.815%	10,000	4	0	4
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	4.916%	20,000	(110)	0	(110)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	4.676%	10,000	94	0	94
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	4.815%	5,000	2	0	2
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	4.916%	25,000	(150)	0	(150)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	4.916%	25,000	(14)	0	(14)
France Government Bond OAT	JPM	0.250%	03/20/2015	0.219%	30,000	34	0	34
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	6,500	(32)	0	(32)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	1.471%	17,500	(74)	0	(74)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	52,100	(224)	0	(224)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.504%	7,200	(48)	0	(48)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	32,500	(475)	0	(475)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%	22,300	1,860	459	1,401
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	33,800	(1,349)	0	(1,349)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.977%	50,000	(1,721)	0	(1,721)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.977%	25,000	(312)	0	(312)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.994%	40,000	(973)	0	(973)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	2.021%	25,000	1,986	0	1,986
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	2.021%	30,000	3,258	0	3,258
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.972%	20,000	2,605	560	2,045
General Electric Capital Corp.	BNP	1.100%	12/20/2009	1.471%	1,300	(1)	0	(1)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	2,000	(8)	(25)	17
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	22,800	(150)	0	(150)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.736%	10,000	(156)	0	(156)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.750%	14,400	923	674	249
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	7,300	765	0	765
General Electric Capital Corp.	BOA	0.192%	03/20/2010	1.471%	50,000	(299)	0	(299)

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	1.471%	$25,000	$(116)	$0	$(116)
General Electric Capital Corp.	BOA	5.000%	06/20/2010	1.424%	15,300	417	(421)	838
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	49,000	3,141	2,591	550
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.858%	25,000	2,085	332	1,753
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	120,500	15,695	4,012	11,683
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	5,400	(9)	0	(9)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	14,800	(21)	0	(21)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	9,000	(11)	0	(11)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	1.471%	26,400	(63)	0	(63)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	1.424%	12,400	338	(292)	630
General Electric Capital Corp.	CITI	1.000%	09/20/2010	1.444%	25,000	(101)	(236)	135
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.504%	8,600	(37)	0	(37)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.680%	7,000	403	(340)	743
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	17,300	1,341	0	1,341
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	57,300	5,165	0	5,165
General Electric Capital Corp.	CITI	4.800%	12/20/2013	2.021%	50,000	5,431	0	5,431
General Electric Capital Corp.	CITI	4.875%	12/20/2013	2.021%	46,900	5,231	0	5,231
General Electric Capital Corp.	CITI	3.800%	03/20/2014	2.029%	30,000	2,185	0	2,185
General Electric Capital Corp.	CITI	3.820%	03/20/2014	2.029%	50,000	3,682	0	3,682
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.029%	25,900	1,939	0	1,939
General Electric Capital Corp.	CITI	3.950%	03/20/2014	2.029%	15,000	1,184	0	1,184
General Electric Capital Corp.	CITI	4.000%	03/20/2014	2.029%	50,000	4,049	0	4,049
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	50,000	6,785	1,187	5,598
General Electric Capital Corp.	DUB	5.000%	12/20/2009	1.424%	1,000	9	6	3
General Electric Capital Corp.	DUB	0.800%	06/20/2010	1.471%	20,200	(94)	0	(94)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	1.471%	26,400	(79)	0	(79)
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.444%	8,500	(34)	(95)	61
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	21,900	(83)	0	(83)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.504%	10,400	(67)	0	(67)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.638%	1,100	55	(72)	127
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.750%	10,000	(142)	(285)	143
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	900	(5)	0	(5)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.930%	55,000	5,924	1,269	4,655
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.944%	30,000	3,405	634	2,771
General Electric Capital Corp.	DUB	4.300%	12/20/2013	2.021%	24,700	2,203	0	2,203
General Electric Capital Corp.	DUB	4.800%	12/20/2013	2.021%	20,000	2,172	0	2,172
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.021%	34,100	3,836	0	3,836
General Electric Capital Corp.	DUB	4.000%	03/20/2014	2.029%	10,000	810	0	810
General Electric Capital Corp.	DUB	4.050%	03/20/2014	2.029%	25,000	2,075	0	2,075
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	49,800	6,486	1,614	4,872
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%	6,400	(45)	0	(45)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.638%	2,900	274	0	274
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.736%	14,000	(180)	0	(180)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.680%	16,400	945	245	700
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.994%	10,000	(243)	0	(243)
General Electric Capital Corp.	JPM	5.000%	06/20/2010	1.424%	100	3	(4)	7
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%	24,200	1,551	1,250	301
General Electric Capital Corp.	JPM	0.280%	03/20/2016	2.049%	10,000	(969)	0	(969)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	1.471%	23,000	(12)	0	(12)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	1.471%	15,000	(69)	0	(69)
General Electric Capital Corp.	UBS	1.000%	09/20/2010	1.444%	43,000	(173)	(406)	233
GMAC, Inc.	DUB	4.000%	09/20/2012	6.550%	10,000	(642)	0	(642)
GMAC, Inc.	JPM	3.750%	09/20/2012	6.550%	12,000	(848)	0	(848)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	1.191%	4,400	(7)	(67)	60
HSBC Finance Corp.	DUB	5.000%	12/20/2011	1.309%	355	29	19	10
HSBC Finance Corp.	RBS	1.800%	03/20/2010	1.237%	16,700	53	0	53

See Accompanying Notes	Semiannual Report	September 30, 2009	23

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.494%	$44,300	$(161)	$0	$(161)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	1.494%	50,000	(160)	0	(160)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.534%	24,270	(255)	0	(255)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.667%	10,000	91	0	91
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.667%	9,000	61	0	61
JSC Gazprom	JPM	0.970%	10/20/2012	2.566%	45,400	(1,897)	0	(1,897)
JSC Gazprom	JPM	1.020%	10/20/2012	2.566%	45,400	(1,821)	0	(1,821)
JSC Gazprom	JPM	2.170%	02/20/2013	2.634%	58,600	(716)	0	(716)
JSC Gazprom	JPM	2.180%	02/20/2013	2.634%	49,900	(593)	0	(593)
JSC Gazprom	MSC	0.870%	11/20/2011	2.310%	50,000	(1,340)	0	(1,340)
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%	29,600	(352)	0	(352)
Mexico Government International Bond	BCLY	2.100%	05/20/2010	0.914%	40,000	682	0	682
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.633%	6,950	(281)	0	(281)
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.914%	10,000	170	0	170
Morgan Stanley	DUB	1.862%	06/20/2010	1.207%	20,000	105	0	105
Morgan Stanley	RBS	1.850%	06/20/2010	1.207%	6,100	32	0	32
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.535%	14,400	(288)	0	(288)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.541%	20,000	(375)	0	(375)
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.963%	4,600	(14)	0	(14)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.963%	12,600	(48)	0	(48)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.532%	2,800	(43)	0	(43)
Panama Government International Bond	JPM	1.230%	02/20/2017	1.535%	10,000	(180)	0	(180)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.963%	44,400	(148)	0	(148)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.171%	10,000	1,264	(179)	1,443
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	2.171%	5,000	632	(90)	722
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	2.079%	10,000	62	0	62
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	3.269%	5,000	78	0	78
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	3.195%	3,000	31	0	31
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	3.269%	5,000	49	0	49
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	3.269%	2,000	29	0	29
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	3.269%	5,000	49	0	49
Republic of Germany Government Bond	BNP	0.250%	03/20/2015	0.191%	30,000	94	55	39
Republic of Greece Government Bond	JPM	1.000%	03/20/2015	1.183%	30,000	(265)	(239)	(26)
Republic of Italy Government Bond	JPM	1.000%	03/20/2015	0.648%	30,000	547	504	43
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	3,000	24	0	24
SLM Corp.	BCLY	5.000%	09/20/2011	9.000%	2,800	(188)	(196)	8
SLM Corp.	BNP	4.600%	03/20/2010	10.112%	5,000	(120)	0	(120)
SLM Corp.	BOA	4.350%	06/20/2010	10.114%	50,000	(1,926)	0	(1,926)

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

‘Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
SLM Corp.	BOA	5.000%	06/20/2010	9.954%		$4,600	$(150)	$(241)	$91
SLM Corp.	BOA	5.000%	09/20/2010	9.858%		25,000	(1,071)	(2,250)	1,179
SLM Corp.	BOA	5.000%	12/20/2010	9.802%		20,600	(1,080)	(1,830)	750
SLM Corp.	BOA	5.000%	09/20/2011	9.000%		10,500	(703)	(1,312)	609
SLM Corp.	BOA	5.000%	12/20/2011	8.854%		44,200	(3,159)	(3,536)	377
SLM Corp.	CITI	5.000%	06/20/2011	9.191%		25,000	(1,556)	(1,812)	256
SLM Corp.	CITI	5.000%	12/20/2013	8.728%		35,900	(4,127)	(4,909)	782
SLM Corp.	DUB	4.530%	03/20/2010	10.112%		20,000	(485)	0	(485)
SLM Corp.	DUB	5.000%	09/20/2010	9.858%		2,600	(111)	(208)	97
SLM Corp.	DUB	5.000%	12/20/2013	8.728%		15,000	(1,724)	(1,987)	263
SLM Corp.	DUB	5.000%	09/20/2014	8.553%		1,500	(183)	(169)	(14)
SLM Corp.	GSC	5.000%	03/20/2010	10.112%		4,500	(99)	(180)	81
SLM Corp.	GSC	4.660%	06/20/2010	10.114%		25,000	(907)	0	(907)
SLM Corp.	RBS	4.100%	03/20/2011	9.600%		10,000	(717)	0	(717)
SLM Corp.	UBS	5.000%	03/20/2010	9.953%		1,300	(28)	(52)	24
Swedbank AB	BNP	5.000%	09/20/2014	2.320%	EUR	25,000	4,462	4,065	397
Sweden Government International Bond	JPM	1.000%	03/20/2015	0.410%		$30,000	919	801	118
UBS AG	BNP	0.760%	03/20/2013	0.835%		30	0	0	0
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.433%		30,000	(280)	(339)	59
United States Treasury Note	BNP	0.250%	03/20/2015	0.203%	EUR	20,000	74	42	32
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.777%		$5,600	43	(116)	159
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.809%		5,000	342	0	342
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.777%		7,100	55	(160)	215
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.789%		4,500	69	0	69
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%		14,000	115	(352)	467
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.809%		5,000	342	0	342
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.777%		3,600	28	(83)	111

							$41,222	$(19,250)	$60,472

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$52,734	$3,157	$6,658	$(3,501)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	428,900	1,724	4,549	(2,825)

						$4,881	$11,207	$(6,326)

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$100,146	$(2,610)	$0	$(2,610)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(3,148)	0	(3,148)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(2,370)	0	(2,370)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	901	0	901
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	723	0	723
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	387	0	387
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	555	0	555

See Accompanying Notes	Semiannual Report	September 30, 2009	25

Summary Schedule of Investments  Total Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Sell Protection (2) (Cont.)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	$102,700	$1,763	$0	$1,763
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	1,995	0	1,995
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,228	1,414	0	1,414
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	1,192	0	1,192
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	209	0	209
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	418	0	418
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	2,793	0	2,793
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	4,184	0	4,184
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	207	0	207
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	328	0	328
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	5,855	0	5,855
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	3,129	0	3,129
CDX.IG-9 10-Year Index 30-100%	GSC	0.507%	12/20/2017	243,071	2,621	0	2,621
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	850	0	850
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	1,599	0	1,599
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	132,036	1,843	0	1,843
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	1,547	0	1,547
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,899	1,556	0	1,556
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	2,283	0	2,283

					$30,371	$0	$30,371

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,801	$(1)	$3,802
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,858	(69)	2,927
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,695	0	3,695
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	771	0	771
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	378	0	378
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	434	0	434
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	382	0	382
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	4,238	(505)	4,743
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	4,348	(410)	4,758
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	8,585	442	8,143
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	150	15	135
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	4,583	177	4,406
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	8,293	0	8,293
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(2,488)	(2,885)	397
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(328)	0	(328)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(252)	0	(252)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(515)	0	(515)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	(1,348)	518	(1,866)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		183,500	(494)	0	(494)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,480	120	1,360
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	353	56	297
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,019	175	1,844
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(3,432)	(51)	(3,381)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		400,800	(3,088)	490	(3,578)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		389,700	(3,002)	1,167	(4,169)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(6,143)	2,330	(8,473)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	39,100	683	231	452
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		35,800	625	200	425
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		212,400	3,709	1,244	2,465
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$2,749,300	59,195	57,488	1,707
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		7,194,400	154,903	150,777	4,126
Pay	3-Month USD-LIBOR	3.150%	12/17/2010	RBS		5,369,500	195,966	0	195,966
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		4,393,900	216,251	30,010	186,241
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	MSC		384,830	18,940	(897)	19,837
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	RBS		176,600	8,692	4,565	4,127
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		7,419,300	242,522	(72,969)	315,491
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		8,279,900	270,653	51,368	219,285
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BCLY		166,400	9,876	6,395	3,481
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		2,066,300	122,382	66,439	55,943
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,161,900	68,962	41,674	27,288
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		1,336,600	79,330	41,189	38,141
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		1,487,600	88,292	51,678	36,614
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		1,570,400	79,241	0	79,241
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		4,654,700	214,200	0	214,200
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		3,549,800	163,355	0	163,355
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		998,800	45,963	0	45,963
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		8,771,300	403,638	92,992	310,646
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		6,935,100	319,139	79,666	239,473
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		771,600	22,323	17,924	4,399
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	MSC		21,200	1,183	376	807
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		835,700	46,652	17,864	28,788
Pay	3-Month USD-LIBOR	4.000%	12/16/2016	RBS		415,100	20,434	16,770	3,664
Pay	3-Month USD-LIBOR	4.000%	06/17/2019	MLP		700	41	66	(25)

See Accompanying Notes	Semiannual Report	September 30, 2009	27

Summary Schedule of Investments  Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty		Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		$99,600	$3,840	$(2,177)	$6,017
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		597,500	23,034	(9,139)	32,173
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		77,200	2,976	(1,797)	4,773
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(9,569)	5,211	(14,780)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	GSC		255,000	132	0	132
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	16	0	16
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		251,400	(6,068)	948	(7,016)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	36,211	(3,876)	40,087
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	188,200	6,944	(1,961)	8,905
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	GSC		300,000	12,529	4,594	7,935
Pay	6-Month GBP-LIBOR	5.000%	06/16/2011	BCLY		1,930	204	17	187
Pay	6-Month GBP-LIBOR	2.500%	03/17/2012	HSBC		1,800	(2)	(7)	5
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		19,200	2,517	(37)	2,554
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		23,300	2,910	209	2,701
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		162,900	20,346	1,649	18,697
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		107,500	13,792	54	13,738
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	CSFB		80,000	11,618	(91)	11,709
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100,300	14,565	(57)	14,622
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	MSC		70,000	10,165	0	10,165
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	578	0	578
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	848	28	820

							$3,030,014	$650,187	$2,379,827

(p)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	3,632	$2,056	$1,305
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	3,532	2,855	1,380

				$4,911	$2,685

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$383
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		$401,000	3,949	542
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		109,900	543	204
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		991,000	7,820	4,256
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		163,300	1,135	758
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		67,000	657	37
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		41,000	403	22

28	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$500,000	$5,289	$676
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	500,000	3,423	927
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	811,000	5,702	1,504
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	480,800	3,769	2,230
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	771,000	8,351	1,042
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,944,200	13,844	3,604
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	15,000	152	56
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	449,000	4,900	607
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	679,000	7,327	2,916
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,494,400	11,682	6,932
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	990,300	9,992	6,654
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	241,000	2,385	131
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	565,300	3,850	1,048
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	45,000	253	97
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	17,000	191	9
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	350,000	1,918	473
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	189,100	1,214	351
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	66,000	629	283
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	1,641,000	10,416	5,125
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,448,000	7,538	1,957
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	3,029,000	22,162	5,616
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	1,750,000	10,622	3,769
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	634,000	4,988	2,723
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	4,406,100	34,008	20,440
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,768,900	17,829	11,886

							$207,560	$87,258

See Accompanying Notes	Semiannual Report	September 30, 2009	29

Summary Schedule of Investments  Total Return Fund  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500
Sales	23,595	26,558,300		81,000	221,170
Closing Buys	(54,674)	(10,521,800)		(250,000)	(86,199)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	7,164	$26,558,300	EUR	81,000	$212,471

(q)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,108	$1,171	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.316%	05/25/2037	05/16/2007	18,442	13,201	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	213	187	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,203	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	99	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,682	1,910	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$22,675	$18,778	0.01%

(r)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2039	$450,000	$445,676	$445,640
Fannie Mae	5.500%	10/01/2039	10,392,640	10,778,679	10,871,678
Fannie Mae	5.500%	11/01/2039	11,358,314	11,802,069	11,842,814
Fannie Mae	6.000%	10/01/2039	2,763,000	2,914,025	2,914,534
Fannie Mae	6.000%	11/01/2039	2,320,400	2,435,197	2,440,409
Freddie Mac	5.500%	10/01/2039	827,000	865,013	865,637
Freddie Mac	6.000%	09/01/2039	323,000	336,672	341,724

				$29,577,331	$29,722,436

(s)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	117,553	10/2009	CITI	$1,564	$0	$1,564
Buy		120,971	10/2009	JPM	1,181	0	1,181
Buy		120,971	10/2009	RBS	6,109	0	6,109
Buy		59,593	11/2009	JPM	558	0	558
Sell		4,000	11/2009	RBS	0	(64)	(64)
Buy	BRL	810,000	10/2009	BCLY	8,087	0	8,087
Sell		70,169	10/2009	BCLY	0	(3,688)	(3,688)

30	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	177,990	10/2009	CITI	$2,240	$0	$2,240
Sell		511,290	10/2009	CITI	0	(35,992)	(35,992)
Buy		43,368	10/2009	DUB	1,448	0	1,448
Buy		661,795	10/2009	GSC	6,302	0	6,302
Sell		1,547,287	10/2009	GSC	0	(104,946)	(104,946)
Buy		1,477,269	10/2009	HSBC	19,295	0	19,295
Sell		1,889,228	10/2009	HSBC	0	(105,925)	(105,925)
Sell		711,390	10/2009	JPM	0	(50,795)	(50,795)
Buy		1,000,000	10/2009	RBC	14,860	0	14,860
Buy		558,942	10/2009	RBS	8,221	0	8,221
Sell		810,000	02/2010	BCLY	0	(8,012)	(8,012)
Sell		177,990	02/2010	CITI	0	(2,178)	(2,178)
Sell		43,368	02/2010	DUB	0	(1,438)	(1,438)
Sell		661,795	02/2010	GSC	0	(6,292)	(6,292)
Sell		1,477,269	02/2010	HSBC	0	(19,317)	(19,317)
Sell		1,000,000	02/2010	RBC	0	(14,711)	(14,711)
Sell		558,942	02/2010	RBS	0	(8,239)	(8,239)
Buy	CAD	75,401	10/2009	BCLY	928	0	928
Buy		72,582	10/2009	CITI	690	0	690
Buy		5,800	10/2009	RBS	36	0	36
Buy	CHF	1,132	10/2009	RBC	44	0	44
Buy		1,100	10/2009	RBS	0	(4)	(4)
Buy		2,232	12/2009	HSBC	0	(10)	(10)
Buy	CNY	233,076	03/2010	BCLY	0	(396)	(396)
Buy		233,622	03/2010	HSBC	0	(316)	(316)
Buy		372,463	03/2010	JPM	0	(537)	(537)
Buy		265,469	08/2010	HSBC	0	(107)	(107)
Buy		527,525	08/2010	JPM	0	(238)	(238)
Buy		544,574	08/2010	MSC	0	(277)	(277)
Sell	EUR	354,701	10/2009	BCLY	0	(10,939)	(10,939)
Sell		424,173	10/2009	BNP	0	(13,294)	(13,294)
Buy		3,512	10/2009	JPM	0	(8)	(8)
Buy		10,000	10/2009	RBC	107	0	107
Buy		7,602	10/2009	RBS	0	(35)	(35)
Buy	GBP	1,000	10/2009	BCLY	0	(60)	(60)
Sell		801,591	10/2009	BNP	54,280	(235)	54,045
Buy		45,000	10/2009	HSBC	464	0	464
Buy		22,421	10/2009	RBS	0	(603)	(603)
Buy	IDR	28,112,900	01/2010	BCLY	0	(32)	(32)
Sell	JPY	9,689,014	10/2009	BNP	0	(3,227)	(3,227)
Sell		23,256,163	10/2009	RBC	0	(2,689)	(2,689)
Sell		4,587,555	10/2009	RBS	0	(819)	(819)
Buy	KRW	19,476,216	11/2009	DUB	789	0	789
Buy		41,323,012	11/2009	JPM	1,781	0	1,781
Buy		20,371,746	11/2009	MSC	808	0	808
Buy	MXN	2,601	11/2009	CITI	0	(2)	(2)
Sell		418	11/2009	CITI	0	(3)	(3)
Sell		1,606	11/2009	DUB	0	(2)	(2)
Buy		2,371	11/2009	HSBC	0	(1)	(1)
Buy		5,269	11/2009	JPM	1	(1)	0
Buy	MYR	110,256	11/2009	BCLY	567	0	567
Buy		64,110	11/2009	BOA	309	0	309
Buy		226,720	11/2009	JPM	393	0	393
Buy		59,110	11/2009	RBS	304	0	304
Buy	NZD	8,236	10/2009	CITI	38	0	38
Sell	SEK	19,776	10/2009	MSC	0	(291)	(291)
Sell		9,531	10/2009	RBS	0	(133)	(133)
Sell		29,307	12/2009	HSBC	3	0	3
Buy	SGD	49,894	11/2009	CITI	408	0	408
Buy		46,417	11/2009	DUB	784	0	784

See Accompanying Notes	Semiannual Report	September 30, 2009	31

Summary Schedule of Investments  Total Return Fund  (Cont.)

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	SGD	89,630	11/2009	HSBC	$1,093	$0	$1,093
Buy		487	11/2009	UBS	1	0	1
Buy	TWD	1,073,665	11/2009	GSC	809	0	809
Buy		1,076,952	11/2009	HSBC	912	0	912

					$135,414	$(395,856)	$(260,442)

(t)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$46,113,140	$2,841	$46,115,981
U.S. Government Agencies	0	89,267,366	199,762	89,467,128
U.S. Treasury Obligations	0	20,993,675	0	20,993,675
Short-Term Instruments	811,198	14,860,709	0	15,671,907
Other Investments +++	4,976	20,889,122	28,663	20,922,761

Investments, at value	$816,174	$192,124,012	$231,266	$193,171,452

Short Sales, at value	$0	$(29,722,436)	$0	$(29,722,436)

Financial Derivative Instruments ++++	$997,723	$2,017,993	$(180)	$3,015,536

Total	$1,813,897	$164,419,569	$231,086	$166,464,552

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on Investments held at 09/30/2009
Corporate Bonds & Notes	$3,374	$(1,152)	$3	$(193)	$344	$465	$2,841	$144
U.S. Government Agencies	106,233	(1,392)	85	(63)	3,846	91,053	199,762	3,798
Other Investments +++	32,697	(4,833)	17	151	1,982	(1,351)	28,663	1,476

Investments, at value	$142,304	$(7,377)	$105	$(105)	$6,172	$90,167	$231,266	$5,418

Financial Derivative Instruments ++++	$11,987	$0	$0	$0	$(1,995)	$(10,172)	$(180)	$2,544

Total	$154,291	$(7,377)	$105	$(105)	$4,177	$79,995	$231,086	$7,962

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

32	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(u)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable^^	$997,912	$0	$0	$0	$0	$997,912
Unrealized appreciation on foreign currency contracts	0	135,414	0	0	0	135,414
Unrealized appreciation on swap agreements	2,424,704	0	177,637	0	0	2,602,341

	$3,422,616	$135,414	$177,637	$0	$0	$3,735,667

Liabilities:
Written options outstanding	$89,943	$0	$0	$0	$0	$89,943
Variation margin payable^^	293	0	0	0	0	293
Unrealized depreciation on foreign currency contracts	0	395,856	0	0	0	395,856
Unrealized depreciation on swap agreements	44,877	0	189,162	0	0	234,039

	$135,113	$395,856	$189,162	$0	$0	$720,131

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$59,329	$0	$0	$0	$0	$59,329
Net realized gain (loss) on futures contracts, written options and swaps	1,954,995	0	(818,093)	0	0	1,136,902
Net realized (loss) on foreign currency transactions	0	(607,662)	0	0	0	(607,662)

	$2,014,324	$(607,662)	$(818,093)	$0	$0	$588,569

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(920,795)	$0	$0	$0	$0	$(920,795)
Net change in unrealized appreciation on futures contracts, written options and swaps	469,920	0	1,155,052	0	0	1,624,972
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(146,584)	0	0	0	(146,584)

	$(450,875)	$(146,584)	$1,155,052	$0	$0	$557,593

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	33

Financial Highlights  Total Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
09/30/2009+	$10.13	$0.25	$0.83	$1.08	$(0.29)	$0.00	$0.00
03/31/2009	10.91	0.51	(0.28)	0.23	(0.52)	(0.49)	0.00
03/31/2008	10.43	0.49	0.55	1.04	(0.49)	(0.07)	0.00
03/31/2007	10.33	0.45	0.14	0.59	(0.45)	(0.04)	0.00
03/31/2006	10.57	0.38	(0.15)	0.23	(0.37)	(0.08)	(0.02)
03/31/2005	10.94	0.21	(0.03)	0.18	(0.22)	(0.33)	0.00
Class B
09/30/2009+	10.13	0.21	0.83	1.04	(0.25)	0.00	0.00
03/31/2009	10.91	0.43	(0.28)	0.15	(0.44)	(0.49)	0.00
03/31/2008	10.43	0.42	0.54	0.96	(0.41)	(0.07)	0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)	0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)	(0.02)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)	0.00
Class C
09/30/2009+	10.13	0.20	0.84	1.04	(0.25)	0.00	0.00
03/31/2009	10.91	0.44	(0.29)	0.15	(0.44)	(0.49)	0.00
03/31/2008	10.43	0.41	0.55	0.96	(0.41)	(0.07)	0.00
03/31/2007	10.33	0.37	0.14	0.51	(0.37)	(0.04)	0.00
03/31/2006	10.57	0.30	(0.15)	0.15	(0.29)	(0.08)	(0.02)
03/31/2005	10.94	0.13	(0.04)	0.09	(0.13)	(0.33)	0.00
Class R
09/30/2009+	10.13	0.23	0.84	1.07	(0.28)	0.00	0.00
03/31/2009	10.91	0.49	(0.28)	0.21	(0.50)	(0.49)	0.00
03/31/2008	10.43	0.47	0.55	1.02	(0.47)	(0.07)	0.00
03/31/2007	10.33	0.43	0.14	0.57	(0.43)	(0.04)	0.00
03/31/2006	10.57	0.36	(0.16)	0.20	(0.34)	(0.08)	(0.02)
03/31/2005	10.94	0.19	(0.04)	0.15	(0.19)	(0.33)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

34	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.29)	$10.92	10.82%	$21,783,013	0.91	%*	0.91	%*	0.90	%*	0.90	%*	4.67	%*	188%
(1.01)	10.13	2.49	17,656,880	1.08		1.08		0.90		0.90		4.92		300
(0.56)	10.91	10.29	13,154,435	0.96		0.96		0.90		0.90		4.68		226
(0.49)	10.43	5.83	11,824,650	0.90		0.90		0.90		0.90		4.35		257
(0.47)	10.33	2.17	10,426,405	0.90		0.90		0.90		0.90		3.61		325
(0.55)	10.57	1.60	9,059,096	0.90		0.90		0.90		0.90		1.94		470

(0.25)	10.92	10.41	1,111,336	1.66	*	1.66	*	1.65	*	1.65	*	3.93	*	188
(0.93)	10.13	1.73	965,329	1.83		1.83		1.65		1.65		4.14		300
(0.48)	10.91	9.48	1,127,848	1.70		1.70		1.65		1.65		3.95		226
(0.41)	10.43	5.04	1,304,268	1.65		1.65		1.65		1.65		3.60		257
(0.39)	10.33	1.41	1,604,106	1.65		1.65		1.65		1.65		2.83		325
(0.46)	10.57	0.84	1,963,136	1.65		1.65		1.65		1.65		1.18		470

(0.25)	10.92	10.40	8,358,628	1.66	*	1.66	*	1.65	*	1.65	*	3.87	*	188
(0.93)	10.13	1.72	4,934,686	1.83		1.83		1.65		1.65		4.19		300
(0.48)	10.91	9.47	2,884,366	1.71		1.71		1.65		1.65		3.93		226
(0.41)	10.43	5.05	2,456,435	1.65		1.65		1.65		1.65		3.61		257
(0.39)	10.33	1.41	2,458,316	1.65		1.65		1.65		1.65		2.85		325
(0.46)	10.57	0.84	2,548,509	1.65		1.65		1.65		1.65		1.18		470

(0.28)	10.92	10.68	1,556,409	1.16	*	1.16	*	1.15	*	1.15	*	4.41	*	188
(0.99)	10.13	2.23	1,038,081	1.33		1.33		1.15		1.15		4.73		300
(0.54)	10.91	10.02	505,431	1.21		1.21		1.15		1.15		4.43		226
(0.47)	10.43	5.57	336,612	1.15		1.15		1.15		1.15		4.11		257
(0.44)	10.33	1.92	220,703	1.15		1.15		1.15		1.15		3.43		325
(0.52)	10.57	1.35	104,680	1.15		1.15		1.15		1.15		1.76		470

Semiannual Report	September 30, 2009	35

Statement of Assets and Liabilities Total Return Fund	(Unaudited) September 30, 2009

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$182,944,814
Investments in Affiliates, at value	811,198
Repurchase agreements, at value	9,415,440
Cash	943,129
Deposits with counterparty	235,715
Foreign currency, at value	125,570
Receivable for investments sold	75,651,060
Receivable for Fund shares sold	815,309
Dividends receivable	1,295,651
Dividends receivable from Affiliates	240
Variation margin receivable	12,844
Swap premiums paid	853,418
Unrealized appreciation on foreign currency contracts	135,414
Unrealized appreciation on swap agreements	2,602,341
Other assets	2
275,842,145
Liabilities:
Payable for reverse repurchase agreements	$67,703
Payable for investments purchased	54,942,627
Payable for investments in Affiliates purchased	240
Payable for short sales	29,722,436
Deposits from counterparty	2,930,132
Payable for Fund shares redeemed	491,622
Dividends payable	96,677
Written options outstanding	89,943
Accrued related party fees	94,528
Variation margin payable	5,715
Swap premiums received	152,008
Unrealized depreciation on foreign currency contracts	395,856
Unrealized depreciation on swap agreements	234,039
Other liabilities	23
89,223,549
Net Assets	$186,618,596
Net Assets Consist of:
Paid in capital	$179,740,743
(Overdistributed) net investment income	(1,323,109)
Accumulated undistributed net realized gain	288,192
Net unrealized appreciation	7,912,770
$186,618,596
Net Assets:
Class A	$21,783,013
Class B	1,111,336
Class C	8,358,628
Class R	1,556,409
Other Classes	153,809,210
Shares Issued and Outstanding:
Class A	1,995,568
Class B	101,811
Class C	765,743
Class R	142,584
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.92
Class B	10.92
Class C	10.92
Class R	10.92
Cost of Investments Owned	$178,124,480
Cost of Investments in Affiliates Owned	$811,109
Cost of Repurchase Agreements Owned	$9,415,440
Cost of Foreign Currency Held	$124,823
Proceeds Received on Short Sales	$29,577,331
Premiums Received on Written Options	$212,471
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

36	PIMCO Funds	See Accompanying Notes

Statement of Operations  Total Return Fund

Six Months Ended September 30, 2009 (Unaudited) (Amounts in thousands)

Investment Income:
Interest	$4,575,689
Dividends	125
Dividends from Affiliate investments	1,291
Miscellaneous income	108
Total Income	4,577,213

Expenses:
Investment advisory fees	204,527
Supervisory and administrative fees	201,529
Distribution fees - Class B	3,856
Distribution fees - Class C	24,030
Distribution fees - Class R	1,578
Servicing fees - Class A	24,196
Servicing fees - Class B	1,285
Servicing fees - Class C	8,010
Servicing fees - Class R	1,578
Distribution and/or servicing fees - Other Classes	45,926
Trustees’ fees	91
Interest expense	12,214
Miscellaneous expense	202
Total Expenses	529,022

Net Investment Income	4,048,191

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	1,700,463
Net realized gain on Affiliate investments	175
Net realized gain on futures contracts, written options and swaps	1,138,051
Net realized (loss) on foreign currency transactions	(695,940)
Net change in unrealized appreciation on investments	9,376,007
Net change in unrealized appreciation on Affiliate investments	89
Net change in unrealized appreciation on futures contracts, written options and swaps	1,624,972
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	(138,561)
Net Gain	13,005,256

Net Increase in Net Assets Resulting from Operations	$17,053,447

Semiannual Report	September 30, 2009	37

Statements of Changes in Net Assets  Total Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009
Increase in Net Assets from:
Operations:
Net investment income	$4,048,191	$6,860,317
Net realized gain	2,142,574	3,158,362
Net realized gain on Affiliate investments	175	164
Net change in unrealized appreciation (depreciation)	10,862,418	(6,426,770)
Net change in unrealized appreciation on Affiliate investments	89	0
Net increase resulting from operations	17,053,447	3,592,073
Distributions to Shareholders:
From net investment income
Class A	(537,450)	(754,648)
Class B	(24,697)	(41,826)
Class C	(152,922)	(151,672)
Class R	(33,543)	(36,807)
Other Classes	(4,018,766)	(6,037,267)
From net realized capital gains
Class A	0	(720,420)
Class B	0	(43,385)
Class C	0	(171,736)
Class R	0	(39,815)
Other Classes	0	(5,162,278)
Total Distributions	(4,767,378)	(13,159,854)

Fund Share Transactions:
Receipts for shares sold
Class A	7,161,139	10,435,200
Class B	181,187	233,673
Class C	3,285,126	2,819,587
Class R	568,072	846,172
Other Classes	38,181,468	48,884,462
Issued as reinvestment of distributions
Class A	422,557	1,139,063
Class B	17,789	60,678
Class C	92,357	197,638
Class R	30,595	70,018
Other Classes	3,624,165	10,232,400
Cost of shares redeemed
Class A	(4,896,307)	(6,009,510)
Class B	(129,653)	(384,553)
Class C	(439,880)	(730,058)
Class R	(175,912)	(332,017)
Other Classes	(18,731,806)	(38,521,301)
Net increase resulting from Fund share transactions	29,190,897	28,941,452
Fund Redemption Fee	1	3
Total Increase in Net Assets	41,476,967	19,373,674
Net Assets:
Beginning of period	145,141,629	125,767,955
End of period*	$186,618,596	$145,141,629

*Including (overdistributed) net investment income of:	$(1,323,109)	$(603,922)

38	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares of the Total Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Semiannual Report	September 30, 2009	39

Notes to Financial Statements  (Cont.)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or

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delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

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Notes to Financial Statements  (Cont.)

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans

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on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or

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Notes to Financial Statements  (Cont.)

default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Payment In-Kind Securities  The Fund may invest in payment in-kind securities. Payment in-kind securities (“PIKs”) give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from interest receivable to the unrealized appreciation or depreciation on investment on the Statement of Assets and Liabilities.

(f) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(g) Restricted Securities  The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2009 are disclosed in the Notes to the Schedule of Investments.

(h) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(i) Short Sales   The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any,

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are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(j) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for

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Notes to Financial Statements  (Cont.)

all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

(k) When-Issued Transactions  The Fund may purchase or sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by the Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. The Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

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(c) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net

Semiannual Report	September 30, 2009	47

Notes to Financial Statements  (Cont.)

periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection

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against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default

Semiannual Report	September 30, 2009	49

Notes to Financial Statements  (Cont.)

swap agreements outstanding as of September 30, 2009 for which the Fund is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  The Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

50	PIMCO Funds

(Unaudited) September 30, 2009

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward

Semiannual Report	September 30, 2009	51

Notes to Financial Statements  (Cont.)

Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Fund has filed claims with Lehman Brothers Inc. and intends to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Fund owed money to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement with Lehman Brothers Special Financing Inc. and has paid such amounts.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an

52	PIMCO Funds

(Unaudited) September 30, 2009

investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.21%	0.21%	0.40%	0.25%	0.31%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.75%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain

Semiannual Report	September 30, 2009	53

Notes to Financial Statements  (Cont.)

redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Fund no longer imposes Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses   The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

54	PIMCO Funds

(Unaudited) September 30, 2009

Fund Name	Purchases	Sales
Total Return Fund	$3,988,307	$202,719

The Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
Total Return Fund	$1,031,743	$6,765,791	$6,986,600	$89	$811,198	$1,291	$175

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$339,934,469	$357,373,438	$20,140,364	$17,646,140

Semiannual Report	September 30, 2009	55

Notes to Financial Statements  (Cont.)

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	682,503	$7,161,139	1,006,627	$10,435,200
Class B	17,228	181,187	22,641	233,673
Class C	311,817	3,285,126	273,549	2,819,587
Class R	53,990	568,072	81,309	846,172
Other Classes	3,630,371	38,181,468	4,702,339	48,884,462
Issued as reinvestment of distributions
Class A	39,940	422,557	112,525	1,139,063
Class B	1,683	17,789	5,997	60,678
Class C	8,716	92,357	19,585	197,638
Class R	2,890	30,595	6,937	70,018
Other Classes	342,704	3,624,165	1,009,050	10,232,400
Cost of shares redeemed
Class A	(469,620)	(4,896,307)	(581,806)	(6,009,510)
Class B	(12,379)	(129,653)	(36,709)	(384,553)
Class C	(41,847)	(439,880)	(70,384)	(730,058)
Class R	(16,755)	(175,912)	(32,102)	(332,017)
Other Classes	(1,780,483)	(18,731,806)	(3,718,664)	(38,521,301)
Net increase resulting from Fund share transactions	2,770,758	$29,190,897	2,800,894	$28,941,452

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by

56	PIMCO Funds

(Unaudited) September 30, 2009

the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

As of September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$7,397,392	$(2,576,969)	$4,820,423

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments, passive foreign investment companies, interest only basis adjustments and contingent payment debt instruments.

13.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Fund’s financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Fund’s financial statements through this date.

Semiannual Report	September 30, 2009	57

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	SSB	State Street Bank and Trust Co.
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	LIFFE	London International Financial Futures Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	NYFE	New York Futures Exchange
ICE	IntercontinentalExchange®	NYSE	New York Stock Exchange
ICEX	Iceland Stock Exchange	OTC	Over-the-Counter
KCBT	Kansas City Board of Trade

58	PIMCO Funds

(Unaudited)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSNI	Dow Jones-UBS Nickel Sub-Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSZS	Dow Jones-UBS Zinc Sub-Index
CDX.HVol	Credit Derivatives Index - High Volatility	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index
CDX.IG	Credit Derivatives Index - Investment Grade	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.NA	Credit Derivatives Index - North America	eRAFI EM	eRAFI Emerging Markets Index
CDX.XO	Credit Derivatives Index - Crossover	FRCPXTOB	France Consumer Price ex-Tobacco Index
CMBX	Commercial Mortgage-Backed Index	GSCITR	Goldman Sachs Commodity Total Return Index
CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CPTFEMU	Eurozone HICP ex-Tobacco Index	LCDX	Liquid Credit Derivative Index
DJAIGCI	Dow Jones-AIG Commodity Index	MCDX	Municipal Bond Credit Derivative Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	SPGCCLP	S&P GSCI Crude Oil Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	SPGCCNTR	S&P GSCI Corn Index
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	TUCPI	Turkey Consumer Price Index
DJUBS	Dow Jones-UBS Commodity Index	UKRPI	United Kingdom Retail Price Index
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	USSP	USD Swap Spread
DJUBSLI	Dow Jones-UBS Livestock Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificate
BHAC	Berkshire Hathaway Assurance Corporation	MAIA	Michigan Association of Insurance Agents
CM	California Mortgage Insurance	MBIA	Municipal Bond Investors Assurance
CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corporation
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

Semiannual Report	September 30, 2009	59

GLOSSARY: (abbreviations that may be used in the preceding statements) (Cont.)	(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CLO	Collateralized Loan Obligation	NSERO	India National Stock Exchange Interbank Offer Rate
CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	REIT	Real Estate Investment Trust
CMO	Collateralized Mortgage Obligation	SIFMA	Securities Industry and Financial Markets Association
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

60	PIMCO Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2009	61

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub- Advisory Agreements and Sub-Advisory Agreements

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

62	PIMCO Funds

(Unaudited)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUSTM TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUSTM Fund and PIMCO Fundamental IndexPLUSTM TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous

Semiannual Report	September 30, 2009	63

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub- Advisory Agreements and Sub-Advisory Agreements (Cont.)

Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also

64	PIMCO Funds

(Unaudited)

discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the

Semiannual Report	September 30, 2009	65

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub- Advisory Agreements and Sub-Advisory Agreements (Cont.)

Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the

66	PIMCO Funds

(Unaudited)

unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2009	67

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank & Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

P.O. Box 8050

Boston, MA 02266

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C., 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our Web site, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ053SA_27146

PIMCO Funds

Semiannual Report

SEPTEMBER 30, 2009

PIMCO Real Return Fund

Share Classes

Contents
Chairman’s Letter	2
Important Information About the Real Return Fund	4
Portfolio Review	6
Performance Summary	7
Benchmark Descriptions	8
Schedule of Investments	9
Financial Highlights	28
Statement of Assets and Liabilities	30
Statement of Operations	31
Statements of Changes in Net Assets	32
Notes to Financial Statements	33
Glossary	51
Privacy Policy	54
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	55

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectus. Investors should consider the investment objectives, risks, charges and expenses of this Fund carefully before investing. This and other information is contained in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

•

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

•

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

•

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

•

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

2	PIMCO Funds

•

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

•

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

•

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

•

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your financial advisor, or call Allianz Global Investors at 1-800-426-0107. We also invite you to visit www.allianzinvestors.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	3

Important Information About the Real Return Fund

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by the Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to the Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The Fund may be subject to various risks as described in the Fund’s prospectus. Some of those risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, management risk and short sale risk. A complete description of these and other risks is contained in the Fund’s prospectus. Use of derivative instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, leverage risk and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities entails additional risks, including political and economic risk and the risk of currency fluctuations; these risks may be enhanced in emerging markets. High yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The inception date on the Fund’s performance page is the inception date of the Class A, Class B and Class C shares. Class R shares were first offered in 12/02. Total return performance assumes that all dividend and capital gain distributions were reinvested on the payable date. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Class A Shares are subject to an initial sales charge. Class B Shares are subject to a Contingent Deferred Sales Charge (“CDSC”), which declines from 5% in the first year to 0% after the sixth year. B shares are available by exchange only and are not available for initial purchase. Class C Shares are subject to a 1% CDSC, which may apply in the first year. A CDSC may be imposed in certain circumstances on Class A Shares that are purchased without an initial sales charge and then redeemed during the first 18 months after purchase.

Effective November 1, 2009, Class B shares of PIMCO Funds will no longer be available for purchase, except through exchanges and dividend reinvestments.

The Cumulative Return chart assumes the initial investment of $10,000 was made at the beginning of the first full month following the class’s inception. The chart and Average Annual Total Return table reflect any sales load that would have applied at the time of purchase or any contingent deferred sales charge that would have applied if a full redemption occurred on the last business day of the most recent fiscal year. Results assume that all dividends and capital gain distributions were reinvested. Results assume fees and expenses and results do not take into account the effect of taxes. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

An investment in the Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Fund. The Fund assumes its performance against the Barclays Capital U.S. TIPS Index. The index is an unmanaged market index comprised of all U.S. Treasury Inflation-Protected Securities (“TIPS”) rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to 10/97 represents returns of the Lehman Inflation Notes Index. It is not possible to invest directly in the index. In addition to its benchmark, the Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

4	PIMCO Funds

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Fund. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of the Fund, and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Allianz Global Investors Distributors’ website at www.allianzinvestors.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year, which are available on the SEC’s Web site at http://www.sec.gov. In addition, the Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Fund’s website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following disclosure provides important information regarding the Fund’s Expense Example. Please refer to this information when reviewing the Expense Example for the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this Fund is from April 1, 2009 to September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary from period to period because of various factors such as an increase in expenses that are not covered by the advisory and supervisory and administrative fees such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	5

PIMCO Real Return Fund	Class A:	PRTNX
	Class B:	PRRBX
	Class C:	PRTCX
	Class R:	PRRRX

Portfolio Insights

•

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. Governments, their agencies or instrumentalities, and corporations, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

•	U.S. Treasury Inflation-Protected Securities (“TIPS”) gained 3.76% as measured by the Fund’s index, the Barclays Capital U.S. TIPS Index.

•	Exposure to corporate securities benefited performance as spreads over U.S. Treasuries decreased.

•	An emphasis on inflation-linked bonds in Japan benefited performance as the ten-year real yield declined.

•	Holdings of U.S. Agency mortgage-backed securities benefited performance as mortgage spreads tightened.

•	A curve-steepening bias in the U.S. benefited performance as the 30-year U.S. Treasury yield increased more than the two-year U.S. Treasury yield.

•	Above-index total U.S. duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield rose.

Allocation Breakdown‡

U.S. Treasury Obligations	75.6%
Corporate Bonds & Notes	13.2%
Asset-Backed Securities	3.2%
Foreign Currency-Denominated Issues	3.0%
Short-Term Instruments	0.8%
Other	4.2%

‡	% of Total Investments as of 09/30/09

6	PIMCO Funds

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	10 Years	Fund Inception (01/29/97)
PIMCO Real Return Fund Class A	9.43%	9.93%	4.72%	7.47%	6.96%
PIMCO Real Return Fund Class A (adjusted)	6.15%	6.63%	4.08%	7.14%	6.70%
PIMCO Real Return Fund Class B	9.02%	9.11%	3.94%	6.91%	6.52%
PIMCO Real Return Fund Class B (adjusted)	4.02%	4.11%	3.62%	6.91%	6.52%
PIMCO Real Return Fund Class C (adjusted)	8.16%	8.38%	4.20%	6.94%	6.42%
PIMCO Real Return Fund Class R	9.29%	9.66%	4.46%	7.19%	6.68%
Barclays Capital U.S. TIPS Index	3.76%	5.67%	4.79%	7.51%	6.60%	**
Lipper Treasury Inflation Protected Securities Funds Average	4.65%	4.61%	4.21%	6.56%	6.21%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 01/31/97.

Performance quoted represents past performance. Past performance is no guarantee of future results. Investment return and the principal value will fluctuate. Shares may be worth more or less than original cost when redeemed. Current performance may be lower or higher than performance shown. For performance current to the most recent month end, visit www.allianzinvestors.com. The adjusted returns take into account the maximum sales charge of 3% on A shares, 5% CDSC on B shares and 1% CDSC on C shares. Please see page 4 for more information. Returns do not reflect deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. The Fund’s gross expense ratios are 1.15% for Class A shares, 1.87% for Class B shares, 1.64% for Class C shares, and 1.44% for Class R shares. Expense ratio information is as of the Fund’s current prospectus dated 10/01/09, as supplemented to date.

Cumulative Returns Through September 30, 2009

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Class A	Class B	Class C	Class R	Class A	Class B	Class C	Class R
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,094.30	$1,090.24	$1,091.60	$1,092.94	$1,020.21	$1,016.44	$1,017.70	$1,018.95
Expenses Paid During Period†	$5.09	$9.01	$7.71	$6.40	$4.91	$8.69	$7.44	$6.17

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.97% for Class A, 1.72% for Class B, 1.47% for Class C and 1.22% for Class R), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Semiannual Report	September 30, 2009	7

Benchmark Descriptions

Index	Description

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment-grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

8	PIMCO Funds

Schedule of Investments Real Return Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.250% due 08/03/2012	$42,800	$41,260
Ford Motor Co.
3.250% due 12/16/2013	298	266
3.510% due 12/16/2013	4,552	4,059
Georgia-Pacific Corp.
2.282% due 12/20/2012	492	475
2.302% due 12/20/2012	5,874	5,668
2.464% due 12/20/2012	690	665

Total Bank Loan Obligations (Cost $53,221)		52,393

CORPORATE BONDS & NOTES 16.0%

BANKING & FINANCE 12.6%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	16,000	17,050
Allstate Life Global Funding Trusts CPI Linked Bond
0.000% due 03/01/2010	9,708	9,680
American Express Bank FSB
5.500% due 04/16/2013	16,300	17,223
American Express Credit Corp.
5.125% due 08/25/2014	10,600	10,981
5.875% due 05/02/2013	2,474	2,626
American General Finance Corp.
6.900% due 12/15/2017	5,000	3,502
American Honda Finance Corp.
1.042% due 06/20/2011	142,500	138,191
American International Group, Inc.
0.536% due 01/29/2010	6,300	6,254
0.620% due 10/18/2011	7,100	6,255
4.950% due 03/20/2012	400	360
5.450% due 05/18/2017	600	436
5.850% due 01/16/2018	14,400	10,441
8.175% due 05/15/2058	26,700	16,220
8.250% due 08/15/2018	23,100	19,660
ANZ National International Ltd.
0.865% due 08/19/2014	35,000	34,887
6.200% due 07/19/2013	33,900	37,132
Australia & New Zealand Banking Group Ltd.
0.572% due 06/18/2012	23,500	23,318
3.200% due 12/15/2011	12,000	12,135
Bank of America Corp.
0.591% due 11/06/2009	100	100
5.375% due 06/15/2014	1,000	1,035
7.375% due 05/15/2014	13,000	14,485
Bank of America N.A.
0.839% due 06/23/2010	8,600	8,614

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Barclays Bank PLC
6.050% due 12/04/2017	$19,600	$19,756
7.434% due 09/29/2049	8,700	7,743
10.179% due 06/12/2021	7,120	9,376
Bear Stearns Cos. LLC
0.650% due 08/15/2011	5,000	4,978
BNP Paribas
0.780% due 06/04/2010	2,600	2,608
Brookfield Asset Management, Inc.
5.800% due 04/25/2017	7,500	6,463
Caelus Re Ltd.
6.611% due 06/07/2011	3,900	3,710
Calabash Re Ltd.
8.699% due 01/08/2010	4,900	4,848
11.199% due 01/08/2010	2,500	2,487
Caterpillar Financial Services Corp.
0.588% due 10/09/2009	1,000	1,000
0.808% due 06/25/2010	135,000	135,411
1.033% due 06/24/2011	400	403
Citibank N.A.
0.300% due 06/04/2012	3,100	3,101
Citigroup Capital XXI
8.300% due 12/21/2057	15,100	13,571
Citigroup Funding, Inc.
1.518% due 05/07/2010	64,000	64,063
Citigroup, Inc.
0.519% due 05/18/2011	1,200	1,171
5.500% due 04/11/2013	23,400	23,972
6.500% due 08/19/2013	10,000	10,510
Commonwealth Bank of Australia
0.573% due 09/17/2014	66,900	66,771
0.682% due 12/10/2012	2,000	2,003
0.785% due 06/25/2014	62,000	61,798
Countrywide Financial Corp.
5.800% due 06/07/2012	10,300	10,873
Credit Suisse New York
5.000% due 05/15/2013	21,900	23,204
Credit Suisse USA, Inc.
0.505% due 11/20/2009	100	100
Danske Bank A/S
5.914% due 12/29/2049	7,000	5,115
Dexia Credit Local
0.939% due 09/23/2011	21,500	21,719
DnB NOR Bank ASA
0.580% due 10/13/2009	200	200
Ford Motor Credit Co. LLC
7.500% due 08/01/2012	3,500	3,363
7.800% due 06/01/2012	14,840	14,352
8.000% due 12/15/2016	2,750	2,556

See Accompanying Notes	Semiannual Report	September 30, 2009	9

Schedule of Investments  Real Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Foundation Re II Ltd.
7.190% due 11/26/2010	$10,300	$10,128
General Electric Capital Corp.
0.292% due 12/21/2012	4,100	4,103
0.500% due 03/12/2012	1,400	1,407
0.510% due 08/15/2011	2,525	2,463
0.633% due 09/28/2011	7,775	7,636
Goldman Sachs Group, Inc.
0.383% due 06/28/2010	20,000	20,004
0.520% due 11/16/2009	2,000	2,000
0.583% due 06/28/2010	500	501
0.739% due 03/22/2016	1,000	945
0.959% due 10/07/2011	15,007	14,825
Governor & Co. of the Bank of Ireland
0.342% due 12/18/2009	200	200
HBOS PLC
6.750% due 05/21/2018	34,800	31,085
HCP, Inc.
6.300% due 09/15/2016	2,000	1,928
6.700% due 01/30/2018	5,000	4,818
HSBC Finance Corp.
0.714% due 05/10/2010	2,400	2,391
ING Bank NV
2.625% due 02/09/2012	12,500	12,720
3.900% due 03/19/2014	7,200	7,421
International Lease Finance Corp.
6.625% due 11/15/2013	10,500	8,335
John Deere Capital Corp.
1.052% due 06/10/2011	4,000	4,027
JPMorgan Chase & Co.
0.365% due 06/25/2010	500	500
JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012	4,000	3,851
Kamp Re 2005 Ltd.
0.344% due 12/14/2010 (a)	1,698	211
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019	7,200	7,847
LeasePlan Corp. NV
3.000% due 05/07/2012	17,440	17,854
Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	10,200	1,760
6.200% due 09/26/2014 (a)	3,900	682
6.875% due 05/02/2018 (a)	32,405	5,914
7.000% due 09/27/2027 (a)	4,500	788
7.500% due 05/11/2038 (a)	5,000	0
Longpoint Re Ltd.
5.549% due 05/08/2010	11,200	11,200
Macquarie Bank Ltd.
3.300% due 07/17/2014	21,700	21,997

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	$2,500	$2,640
Merna Reinsurance Ltd.
0.932% due 07/07/2010	29,100	28,314
Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	13,130	13,131
5.450% due 02/05/2013	3,000	3,114
6.400% due 08/28/2017	26,900	27,287
6.875% due 04/25/2018	40,600	42,768
Metropolitan Life Global Funding I
0.480% due 05/17/2010	1,700	1,697
1.035% due 06/25/2010	127,500	127,755
2.202% due 06/10/2011	2,000	1,998
5.125% due 04/10/2013	14,800	15,362
Morgan Stanley
0.364% due 05/07/2010	10,000	9,989
0.744% due 02/10/2012	14,900	15,014
0.760% due 01/18/2011	17,600	17,439
0.989% due 10/15/2015	500	458
2.550% due 05/14/2010	27,500	27,806
6.750% due 04/15/2011	7,000	7,467
National Australia Bank Ltd.
0.914% due 02/08/2010	1,900	1,900
Osiris Capital PLC
5.509% due 01/15/2010	1,700	1,699
Pacific Life Global Funding
5.150% due 04/15/2013	11,100	11,621
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	3,000	3,124
6.250% due 05/06/2018	19,200	20,322
Pricoa Global Funding I
1.130% due 06/04/2010	101,500	100,891
Prudential Financial, Inc.
0.520% due 06/10/2013	32,500	29,858
Residential Reinsurance 2007 Ltd.
7.611% due 06/07/2010	5,900	5,979
10.611% due 06/07/2010	20,000	20,492
Royal Bank of Scotland Group PLC
9.118% due 03/31/2049	6,200	5,736
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	9,900	8,721
SLM Corp.
0.664% due 07/26/2010	1,000	950
SLM Corp. CPI Linked Bond
0.000% due 06/15/2010	472	443
0.623% due 02/01/2014	1,000	585
Svenska Handelsbanken AB
1.300% due 09/14/2012	25,000	24,878
TransCapitalInvest Ltd. for OJSC AK Transneft
7.700% due 08/07/2013	3,300	3,491
8.700% due 08/07/2018	22,200	24,269

10	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vita Capital III Ltd.
1.717% due 01/01/2012	$7,900	$7,134
Vita Capital Ltd.
1.497% due 01/01/2010	3,500	3,466
1.997% due 01/01/2010	5,000	4,954
Wachovia Bank N.A.
0.418% due 12/02/2010	32,100	32,119
1.350% due 05/14/2010	41,800	42,030
Wachovia Corp.
0.511% due 03/01/2012	1,400	1,370
0.633% due 04/23/2012	55,100	53,960
5.500% due 05/01/2013	3,600	3,856
Wells Fargo & Co.
0.349% due 03/23/2010	700	700
0.702% due 10/28/2015	1,200	1,098
4.375% due 01/31/2013	7,600	7,856
7.980% due 03/29/2049	6,300	5,764
Wells Fargo Capital X
5.950% due 12/15/2086	15,000	13,087
Wells Fargo Capital XIII
7.700% due 12/29/2049	16,400	14,514
Westpac Banking Corp.
0.582% due 09/10/2014	10,400	10,365

		1,936,822

INDUSTRIALS 3.2%
AutoZone, Inc.
6.500% due 01/15/2014	5,000	5,438
Burlington Northern Santa Fe Corp.
5.650% due 05/01/2017	2,500	2,695
Cardinal Health, Inc.
6.000% due 06/15/2017	6,195	6,534
Computer Sciences Corp.
6.500% due 03/15/2018	2,500	2,758
Con-way, Inc.
7.250% due 01/15/2018	10,000	10,194
CSX Corp.
6.250% due 03/15/2018	5,000	5,431
Dow Chemical Co.
2.718% due 08/08/2011	30,400	30,900
Erac USA Finance Co.
6.375% due 10/15/2017	5,000	5,028
Gaz Capital S.A.
7.343% due 04/11/2013	5,800	6,184
8.146% due 04/11/2018	7,900	8,384
General Mills, Inc.
0.635% due 01/22/2010	600	600
GlaxoSmithKline Capital, Inc.
1.079% due 05/13/2010	67,700	67,980

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Hewlett-Packard Co.
2.250% due 05/27/2011	$8,700	$8,866
HJ Heinz Co.
5.350% due 07/15/2013	7,500	8,063
Hospira, Inc.
5.900% due 06/15/2014	2,500	2,703
International Business Machines Corp.
1.082% due 07/28/2011	46,000	46,505
Lafarge S.A.
6.500% due 07/15/2016	5,000	5,005
Ltd Brands, Inc.
6.900% due 07/15/2017	3,200	3,022
Macy's Retail Holdings, Inc.
5.350% due 03/15/2012	3,000	2,936
5.875% due 01/15/2013	2,000	1,952
7.450% due 07/15/2017	3,000	2,878
8.875% due 07/15/2015	13,000	13,629
Marriott International, Inc.
5.810% due 11/10/2015	5,000	4,888
Masco Corp.
5.850% due 03/15/2017	8,000	7,391
5.875% due 07/15/2012	3,000	3,008
Mattel, Inc.
5.625% due 03/15/2013	20,000	20,987
Motorola, Inc.
6.000% due 11/15/2017	4,000	3,839
National Semiconductor Corp.
6.600% due 06/15/2017	12,000	11,879
Nucor Corp.
5.750% due 12/01/2017	4,000	4,371
Rexam PLC
6.750% due 06/01/2013	13,600	14,601
Reynolds American, Inc.
0.999% due 06/15/2011	1,500	1,476
7.250% due 06/01/2012	15,000	16,123
7.250% due 06/01/2013	10,000	10,893
Roche Holdings, Inc.
2.393% due 02/25/2011	5,800	5,960
Rohm and Haas Co.
5.600% due 03/15/2013	7,000	7,316
RPM International, Inc.
6.500% due 02/15/2018	8,550	7,908
RR Donnelley & Sons Co.
4.950% due 04/01/2014	10,000	9,636
Ryder System, Inc.
6.000% due 03/01/2013	1,100	1,158
7.200% due 09/01/2015	9,000	9,633
SCA Finans AB
4.500% due 07/15/2015	6,000	5,664

See Accompanying Notes	Semiannual Report	September 30, 2009	11

Schedule of Investments  Real Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Sealed Air Corp.
5.625% due 07/15/2013	$10,000	$10,139
Spectra Energy Capital LLC
5.668% due 08/15/2014	10,000	10,630
6.200% due 04/15/2018	15,000	15,988
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	3,000	2,970
Tate & Lyle International Finance PLC
6.625% due 06/15/2016	3,500	3,546
Time Warner, Inc.
0.684% due 11/13/2009	1,600	1,600
Trane U.S., Inc.
5.500% due 04/01/2015	6,000	6,242
Tyco Electronics Group S.A.
6.550% due 10/01/2017	4,000	4,195
Tyco International Finance S.A.
6.000% due 11/15/2013	4,760	5,110
Tyco International Ltd.
7.000% due 12/15/2019	12,000	13,018
Union Pacific Corp.
5.650% due 05/01/2017	5,000	5,323
UnitedHealth Group, Inc.
4.875% due 02/15/2013	2,300	2,393
Viacom, Inc.
6.125% due 10/05/2017	4,000	4,291
6.250% due 04/30/2016	7,500	8,102
Whirlpool Corp.
6.500% due 06/15/2016	6,000	6,237

		494,200

UTILITIES 0.2%
AT&T, Inc.
0.572% due 02/05/2010	500	500
CenturyTel, Inc.
6.000% due 04/01/2017	10,803	10,979
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	2,000	2,103
Enel Finance International S.A.
5.700% due 01/15/2013	12,100	12,999
NiSource Finance Corp.
0.977% due 11/23/2009	200	200
Public Service Electric & Gas Co.
1.175% due 03/12/2010	1,000	1,002
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	2,450	2,462
Qwest Corp.
8.875% due 03/15/2012	300	317
Sempra Energy
6.150% due 06/15/2018	4,500	4,884

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Vodafone Group PLC
0.660% due 02/27/2012	$2,000	$1,988

		37,434

Total Corporate Bonds & Notes (Cost $2,497,759)		2,468,456

MUNICIPAL BONDS & NOTES 0.4%
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,630	2,647
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2036	2,800	2,854
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.250% due 05/15/2024	6,770	6,826
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	4,100	3,546
5.125% due 06/01/2047	700	527
5.750% due 06/01/2047	6,400	5,342
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	1,700	1,689
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	200	187
5.875% due 06/01/2047	10,200	8,287
6.000% due 06/01/2042	8,900	7,466
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	31,600	2,363
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023	1,925	1,954
6.125% due 06/01/2032	740	738
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	2,420
Texas State Water Development Board Revenue Bonds, Series 2007
4.500% due 07/15/2024	1,100	1,151
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.500% due 06/01/2026	360	365
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	13,180	10,443

12	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Will County, Illinois Community Unit School District No. 201-Crete-Monee General Obligation Bonds, (NPFGC-FGIC Insured), Series 2004
0.000% due 11/01/2022	$9,990	$5,265

Total Municipal Bonds & Notes (Cost $66,733)		64,070

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.306% due 07/25/2037	5,750	5,189
0.376% due 03/25/2036	2,409	2,123
0.386% due 04/25/2035	102	94
0.446% due 10/27/2037	13,500	12,771
0.596% due 07/25/2021 - 05/25/2042	249	246
1.542% due 04/01/2032	140	142
2.251% due 06/01/2043 - 10/01/2044	4,811	4,775
2.675% due 08/01/2035	275	278
2.889% due 07/01/2035	360	364
2.950% due 06/01/2033	244	250
2.954% due 04/01/2027	121	122
3.467% due 04/01/2033	949	987
4.158% due 05/25/2035	133	136
4.225% due 04/01/2035	578	602
4.282% due 10/01/2031	342	352
4.400% due 02/01/2032	8	8
4.550% due 02/01/2034	51	51
4.634% due 12/01/2036	355	356
4.647% due 01/01/2035	42	43
4.705% due 05/01/2035	942	981
4.813% due 11/01/2033	60	60
4.834% due 09/01/2034	342	344
5.000% due 06/25/2027	2,780	2,855
5.005% due 10/01/2033	19	20
5.056% due 09/01/2034	196	205
5.479% due 05/01/2036	343	361
5.500% due 11/01/2027 - 09/01/2039	8,057	8,452
5.950% due 02/25/2044	34	36
6.000% due 12/01/2028 - 10/01/2037	8,154	8,642
6.500% due 04/01/2014 - 12/01/2037	17,347	18,625
6.500% due 08/01/2027 - 09/01/2036 (e)	5,325	5,717
Federal Housing Administration
7.430% due 12/01/2020	64	64
Freddie Mac
0.343% due 02/01/2011	10	10
0.389% due 05/04/2011 (e)	265	265
0.393% due 07/15/2019 - 10/15/2020	588	577

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.473% due 02/15/2019	$496	$493
0.506% due 08/25/2031	566	456
0.513% due 01/15/2037	326	318
0.526% due 09/25/2031	1,319	1,204
0.593% due 12/15/2030	3,813	3,781
2.251% due 10/25/2044 - 02/25/2045	6,999	6,837
2.451% due 07/25/2044	540	530
3.490% due 03/01/2034	1,885	1,927
4.091% due 06/01/2033	684	704
4.500% due 05/15/2017 - 07/15/2020	2,136	2,214
4.591% due 01/01/2034	574	584
4.716% due 01/01/2034	1,012	1,040
5.000% due 11/01/2023	379	399
5.250% due 08/15/2011	1,579	1,642
5.500% due 05/15/2016	3,061	3,111
6.000% due 05/01/2035 - 07/01/2038	1,922	2,035
6.000% due 10/01/2036 (h)	16,186	17,196
6.500% due 01/25/2028	53	57
6.613% due 10/01/2036	410	434
6.633% due 09/01/2036	361	382
6.701% due 07/01/2036	362	385
7.000% due 10/15/2030	208	220
Ginnie Mae
0.641% due 06/16/2031 - 03/16/2032	124	123
3.750% due 12/20/2035	1,649	1,677
4.625% due 07/20/2035	85	87
6.000% due 03/15/2029 - 09/15/2038	8,833	9,349
6.500% due 05/15/2028 - 09/20/2038	1,801	1,929
Small Business Administration
4.310% due 04/01/2029	2,900	3,007
5.170% due 01/01/2028	1,608	1,732
5.490% due 03/01/2028 - 05/01/2028	10,115	10,880
5.902% due 02/10/2018	5,573	6,105

Total U.S. Government Agencies (Cost $152,957)		156,941

U.S. TREASURY OBLIGATIONS 91.7%
Treasury Inflation Protected Securities (c)
0.625% due 04/15/2013	97,917	97,825
1.250% due 04/15/2014	226,420	230,170
1.375% due 07/15/2018	96,358	95,514
1.625% due 01/15/2015	216,300	220,559
1.625% due 01/15/2018	95,810	96,858
1.750% due 01/15/2028	39,422	37,870
1.875% due 07/15/2013	972,077	1,005,492
1.875% due 07/15/2015	672,767	695,894

See Accompanying Notes	Semiannual Report	September 30, 2009	13

Schedule of Investments  Real Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.875% due 07/15/2019	$226,137	$233,063
2.000% due 04/15/2012	461,458	478,762
2.000% due 01/15/2014	1,069,982	1,109,773
2.000% due 07/15/2014	568,649	591,572
2.000% due 01/15/2016	513,672	533,577
2.000% due 01/15/2026	607,759	607,569
2.125% due 01/15/2019	294,695	309,706
2.375% due 01/15/2017	138,470	147,470
2.375% due 01/15/2025	1,128,169	1,183,873
2.375% due 01/15/2027	292,873	308,340
2.375% due 04/15/2011 (h)	134,217	138,411
2.500% due 07/15/2016	516,276	553,706
2.500% due 01/15/2029	428,410	461,611
2.625% due 07/15/2017	754,163	819,681
3.000% due 07/15/2012	820,921	874,025
3.375% due 01/15/2012	68,219	72,653
3.375% due 04/15/2032 (h)	60,192	74,582
3.500% due 01/15/2011 (h)	447,787	466,818
3.625% due 04/15/2028	1,011,797	1,252,731
3.875% due 04/15/2029	965,123	1,247,121
U.S. Treasury Bonds
4.500% due 08/15/2039	4,350	4,693
U.S. Treasury Notes
0.875% due 04/30/2011 (e)	2,337	2,345
1.125% due 06/30/2011	112,400	113,107
2.625% due 07/31/2014 (e)	50,000	50,859
3.000% due 08/31/2016	14,700	14,796

Total U.S. Treasury Obligations (Cost $13,614,131)		14,131,026

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 3.2%
1211 Finance Corp.
7.745% due 04/11/2035	$10,350	$10,723
American Home Mortgage Assets
0.436% due 05/25/2046	891	428
0.436% due 09/25/2046	1,161	545
0.456% due 10/25/2046	20,901	9,454
Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	10,000	8,220
5.929% due 05/10/2045	12,525	12,070
5.935% due 02/10/2051	10,000	8,915
Banc of America Funding Corp.
4.568% due 02/20/2036	34,002	29,994
5.753% due 10/25/2036	900	547
5.837% due 01/25/2037	700	358
5.888% due 04/25/2037	500	302
6.093% due 01/20/2047	1,256	823
Banc of America Large Loan, Inc.
0.753% due 08/15/2029	773	607
BCAP LLC Trust
0.416% due 01/25/2037	15,545	7,310
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	6,942	6,156
2.490% due 08/25/2035	6,024	5,284
2.900% due 03/25/2035	20,793	18,597
3.651% due 11/25/2030	197	187
4.550% due 08/25/2035	9,219	8,101
4.616% due 01/25/2034	2,314	2,100
4.673% due 01/25/2035	5,642	4,963
5.131% due 02/25/2034	314	268
5.394% due 01/25/2034	1,161	1,096
5.440% due 05/25/2047	5,532	3,635
5.734% due 02/25/2036	1,033	669
Bear Stearns Alt-A Trust
4.466% due 08/25/2036	1,019	467
5.285% due 08/25/2036	900	382
5.355% due 05/25/2035	192	140
5.490% due 09/25/2035	273	173
5.667% due 11/25/2036	2,972	1,785
Bear Stearns Commercial Mortgage Securities
6.440% due 06/16/2030	2	2
Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	252	215
Chase Mortgage Finance Corp.
4.369% due 02/25/2037	490	455
Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	3,116	2,721
Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	1,674	1,451
4.098% due 08/25/2035	2,513	2,066
4.248% due 08/25/2035	7,432	6,096

14	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.649% due 03/25/2034	$857	$800
4.748% due 08/25/2035	6,952	5,996
5.674% due 07/25/2046	5,166	3,542
5.985% due 09/25/2037	2,965	1,843
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	5,900	5,521
Countrywide Alternative Loan Trust
0.416% due 01/25/2037	1,500	755
0.426% due 02/20/2047	219	104
0.441% due 12/20/2046	13,453	6,611
0.456% due 07/20/2046	17,790	7,490
1.901% due 12/25/2035	5,033	2,671
5.883% due 02/25/2037	14,819	9,395
6.000% due 01/25/2037	8,261	5,421
6.000% due 02/25/2037	313	266
Countrywide Home Loan Mortgage Pass-Through Trust
0.586% due 06/25/2035	9,510	6,480
5.230% due 01/20/2035	662	588
5.341% due 02/25/2047	1,155	599
5.528% due 04/20/2036	1,109	605
5.535% due 02/20/2036	612	405
5.554% due 03/25/2037	1,117	561
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	800	380
CS First Boston Mortgage Securities Corp.
3.762% due 04/25/2034	682	624
4.938% due 12/15/2040	63	63
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	500	286
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
5.598% due 10/25/2035	777	591
First Horizon Alternative Mortgage Securities
6.250% due 08/25/2037	964	754
First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	509	422
First Republic Mortgage Loan Trust
0.543% due 08/15/2032	118	103
First Union-Lehman Brothers-Bank of America
6.730% due 11/18/2035	9,222	9,478
GE Capital Commercial Mortgage Corp.
4.706% due 05/10/2043	4,523	4,569
4.970% due 08/11/2036	1,875	1,949
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045	600	552
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	39	31
0.326% due 01/25/2047	447	357
0.516% due 11/25/2045	21	11

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	$1,200	$1,067
GS Mortgage Securities Corp. II
6.624% due 05/03/2018	300	321
GSR Mortgage Loan Trust
4.116% due 09/25/2035	25,691	23,794
Harborview Mortgage Loan Trust
0.436% due 07/21/2036	3,000	1,425
0.486% due 03/19/2036	1,807	850
0.586% due 06/20/2035	901	510
4.112% due 04/19/2034	631	535
Homebanc Mortgage Trust
5.858% due 04/25/2037	1,600	887
Impac CMB Trust
1.146% due 10/25/2033	1,329	1,084
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	426	311
Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	1,500	940
Indymac INDB Mortgage Loan Trust
0.546% due 11/25/2035	595	260
Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	25	22
0.446% due 06/25/2047	6,074	2,882
0.546% due 06/25/2037	1,077	433
4.944% due 12/25/2034	352	214
5.000% due 08/25/2035	1,422	899
5.261% due 01/25/2036	737	555
5.278% due 09/25/2035	759	435
5.331% due 10/25/2035	641	483
5.715% due 06/25/2036	1,100	738
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	13,300	11,432
5.794% due 02/12/2051	1,210	1,058
5.937% due 02/12/2049	13,000	11,164
JPMorgan Mortgage Trust
4.818% due 12/25/2034	237	230
4.872% due 04/25/2035	522	487
5.012% due 02/25/2035	484	464
5.371% due 08/25/2035	1,400	1,131
5.500% due 10/25/2035	505	381
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039	9,400	8,583
5.424% due 02/15/2040	5,400	4,543
5.866% due 09/15/2045	14,000	12,395
Luminent Mortgage Trust
0.426% due 12/25/2036	3,994	1,875
MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	5,244	2,523
3.889% due 12/25/2033	1,167	1,005
5.476% due 12/25/2033	295	266

See Accompanying Notes	Semiannual Report	September 30, 2009	15

Schedule of Investments  Real Return Fund   (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MASTR Alternative Loans Trust
0.646% due 03/25/2036	$2,022	$960
Mellon Residential Funding Corp.
0.593% due 11/15/2031	746	559
0.673% due 08/15/2032	536	500
0.683% due 12/15/2030	1,097	939
0.723% due 06/15/2030	563	483
2.610% due 10/20/2029	250	241
Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,937	2,328
Merrill Lynch Floating Trust
0.313% due 06/15/2022	1,995	1,531
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	668	384
Merrill Lynch Mortgage Trust
5.840% due 05/12/2039	15,125	14,235
MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	2,955	2,056
0.989% due 11/25/2029	133	109
1.046% due 03/25/2030	199	131
1.246% due 10/25/2035	430	380
4.250% due 10/25/2035	7,613	6,620
Morgan Stanley Capital I
6.076% due 06/11/2049	2,090	1,840
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	600	294
Nomura Asset Acceptance Corp.
5.533% due 02/25/2036	705	366
5.820% due 03/25/2047	1,200	731
6.138% due 03/25/2047	1,100	677
Provident Funding Mortgage Loan Trust
3.120% due 08/25/2033	214	198
3.546% due 04/25/2034	150	143
Residential Accredit Loans, Inc.
0.426% due 06/25/2046	22,907	10,839
0.526% due 12/25/2045	3,586	1,888
2.261% due 09/25/2045	379	206
5.664% due 09/25/2035	1,077	728
Residential Asset Securitization Trust
0.646% due 01/25/2046	201	94
0.696% due 12/25/2036	2,895	1,426
5.500% due 06/25/2033	1,419	1,387
6.250% due 10/25/2036	4,000	2,152
Salomon Brothers Mortgage Securities VII, Inc.
6.500% due 09/25/2033	3,509	3,612
Sequoia Mortgage Trust
0.596% due 10/19/2026	32	25
0.626% due 10/20/2027	348	290
0.646% due 10/20/2027	447	389
1.146% due 12/20/2032	486	425

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	$16	$8
5.246% due 05/25/2036	1,500	657
5.379% due 11/25/2035	715	501
5.394% due 08/25/2035	433	309
5.413% due 09/25/2036	1,500	725
6.000% due 10/25/2037	1,052	496
Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036	14	14
0.346% due 09/25/2047	651	605
0.366% due 08/25/2036	13,176	6,287
0.376% due 03/25/2037	481	222
0.436% due 07/25/2046	12,337	5,859
0.456% due 04/25/2036	2,677	1,349
0.456% due 05/25/2046	9,171	5,126
0.496% due 07/19/2035	1,281	946
0.556% due 12/25/2035	821	436
0.576% due 10/19/2034	14	11
0.596% due 03/19/2034	862	558
0.906% due 09/19/2032	815	597
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	1,300	672
Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	694	665
0.356% due 11/25/2046	352	333
0.366% due 09/25/2046	56	54
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	10,984	8,700
0.333% due 09/15/2021	2,656	1,984
5.418% due 01/15/2045	510	466
5.617% due 05/15/2046	2,700	2,486
WaMu Mortgage Pass-Through Certificates
0.506% due 11/25/2045	9,490	5,694
0.536% due 07/25/2045	93	56
0.536% due 10/25/2045	158	85
0.586% due 01/25/2045	3,919	2,252
0.650% due 10/25/2044	1,326	808
0.786% due 12/25/2027	612	432
1.721% due 12/25/2046	7,532	3,018
1.751% due 03/25/2047	16,863	7,698
2.101% due 11/25/2042	4	3
2.301% due 06/25/2042	502	388
2.723% due 02/27/2034	2,713	2,518
3.099% due 07/25/2046	59	35
3.708% due 03/25/2034	498	463
3.771% due 03/25/2033	138	121
4.585% due 04/25/2035	1,221	1,215
4.633% due 03/25/2035	607	534
4.912% due 08/25/2035	5,417	4,840
5.088% due 12/25/2035	1,434	1,223
5.281% due 01/25/2037	5,448	3,610
5.456% due 04/25/2037	3,852	2,351

16	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.565% due 12/25/2036	$3,473	$2,454
5.635% due 05/25/2037	8,645	5,738
5.678% due 02/25/2037	10,381	6,641
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.871% due 05/25/2046	3,880	1,941

Total Mortgage-Backed Securities (Cost $543,706)		486,660

ASSET-BACKED SECURITIES 4.0%
American Express Credit Account Master Trust
1.193% due 08/15/2012	11,600	11,618
Asset-Backed Funding Certificates
0.596% due 06/25/2034	1,967	1,290
Bank of America Auto Trust
1.160% due 02/15/2012	18,000	18,015
Bear Stearns Asset-Backed Securities Trust
0.356% due 11/25/2036	1,282	876
0.576% due 01/25/2036	383	359
0.696% due 03/25/2043	47	43
1.246% due 10/25/2037	1,837	1,151
1.496% due 08/25/2037	3,615	2,345
Capital Auto Receivables Asset Trust
0.303% due 05/15/2011	445	445
1.163% due 03/15/2011	342	343
Carrington Mortgage Loan Trust
0.296% due 01/25/2037	728	695
0.566% due 10/25/2035	249	225
Chase Issuance Trust
0.263% due 03/15/2013	10,400	10,344
0.283% due 02/15/2013	250	249
0.694% due 09/17/2012	50,500	50,500
0.893% due 11/15/2011	2,705	2,706
1.799% due 09/15/2015	14,000	14,404
Countrywide Asset-Backed Certificates
0.296% due 12/25/2046	18	18
0.296% due 06/25/2047	432	410
Daimler Chrysler Auto Trust
4.980% due 02/08/2011	2,013	2,027
Denver Arena Trust
6.940% due 11/15/2019	604	543
Equity One Asset-Backed Securities, Inc.
0.546% due 04/25/2034	162	75
First Franklin Mortgage Loan Asset-Backed Certificates
0.316% due 12/25/2037	213	205
Ford Credit Auto Owner Trust
0.357% due 09/15/2010	3,500	3,501
1.143% due 01/15/2011	1,133	1,135

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
1.210% due 01/15/2012	$700	$702
1.663% due 06/15/2012	142,700	144,148
Fremont Home Loan Trust
0.296% due 10/25/2036	842	624
Indymac Residential Asset-Backed Trust
0.376% due 04/25/2047	1,760	1,605
JPMorgan Mortgage Acquisition Corp.
0.296% due 10/25/2036	728	665
0.326% due 03/25/2037	1,126	929
Lehman XS Trust
0.326% due 11/25/2046	23	20
MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	239	229
Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037	22	22
0.326% due 09/25/2037	180	102
0.366% due 02/25/2037	442	274
Morgan Stanley ABS Capital I
1.046% due 07/25/2037	1,315	1,077
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037	980	755
6.000% due 07/25/2047	617	465
Nomura Asset Acceptance Corp.
0.386% due 01/25/2036	2	1
Park Place Securities, Inc.
0.558% due 10/25/2034	355	320
Popular ABS Mortgage Pass-Through Trust
0.336% due 06/25/2047	49	43
Renaissance Home Equity Loan Trust
0.746% due 12/25/2033	1,404	908
Residential Asset Securities Corp.
0.316% due 02/25/2037	519	490
SACO I, Inc.
0.306% due 05/25/2036	1,357	804
Securitized Asset-Backed Receivables LLC Trust
0.376% due 05/25/2037	2,182	1,516
SLM Student Loan Trust
0.584% due 04/26/2021	500	496
2.004% due 04/25/2023	313,125	325,569
Specialty Underwriting & Residential Finance
0.291% due 11/25/2037	141	138
0.306% due 01/25/2038	325	230
Structured Asset Securities Corp.
0.296% due 10/25/2036	186	174
0.536% due 01/25/2033	12	7
USAA Auto Owner Trust
4.160% due 04/16/2012	1,464	1,493
WaMu Asset-Backed Certificates
0.296% due 01/25/2037	595	413

See Accompanying Notes	Semiannual Report	September 30, 2009	17

Schedule of Investments  Real Return Fund   (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
Wells Fargo Home Equity Trust
0.496% due 12/25/2035		$129	$122

Total Asset-Backed Securities (Cost $597,654)			607,863

SOVEREIGN ISSUES 0.1%
Export-Import Bank of Korea
0.798% due 10/04/2011		17,150	17,189

Total Sovereign Issues (Cost $17,140)			17,189

FOREIGN CURRENCY-DENOMINATED ISSUES 3.6%
American International Group, Inc.
8.625% due 05/22/2038	GBP	5,600	4,967
Barclays Bank PLC
14.000% due 11/29/2049		8,000	16,621
Brazil Government International Bond
10.250% due 01/10/2028	BRL	10,000	5,447
Brazil Notas do Tesouro Nacional Series B
6.000% due 08/15/2010		5,400	5,688
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		55,079	30,174
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	4,450	5,079
5.500% due 09/15/2066	GBP	12,450	15,331
5.500% due 09/15/2067	EUR	500	574
6.500% due 09/15/2067	GBP	30,600	39,086
Green Valley Ltd.
4.629% due 01/10/2011	EUR	5,100	7,213
Japan Government CPI Linked Bond
0.800% due 12/10/2015	JPY	100,300	1,042
1.100% due 12/10/2016		$4,764,452	49,575
1.200% due 06/10/2017	JPY	14,305,320	148,549
1.200% due 12/10/2017		12,837,150	132,877
1.400% due 06/10/2018		7,385,420	76,794
Lehman Brothers Holdings, Inc.
1.150% due 10/26/2010 (a)		1,600,000	2,584
Merrill Lynch & Co., Inc.
1.394% due 07/22/2014	EUR	5,000	6,732
Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		5,000	3,695

Total Foreign Currency-Denominated Issues (Cost $528,859)			552,028

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%
American International Group, Inc.
8.500% due 08/01/2011	157,000	$1,813
Wells Fargo & Co.
7.500% due 12/31/2049	8,900	7,948

Total Convertible Preferred Securities (Cost $20,675)		9,761

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 1.0%

CERTIFICATES OF DEPOSIT 0.1%
UBS AG
1.240% due 07/01/2010	$6,200	6,199

COMMERCIAL PAPER 0.3%
Fannie Mae
0.210% due 03/24/2010	28,100	28,083
Federal Home Loan Bank
0.112% due 10/02/2009	13,000	13,000
Freddie Mac
0.223% due 03/08/2010	900	900

		41,983

REPURCHASE AGREEMENTS 0.2%
JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	26,000	26,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 2.750% due 02/28/2013 valued at $26,730. Repurchase proceeds are $26,000.)
State Street Bank and Trust Co.
0.010% due 10/01/2009	5,539	5,539
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $5,654. Repurchase proceeds are $5,539.)

		31,539

U.S. CASH MANAGEMENT BILLS 0.0%
0.190% due 04/01/2010 (e)	2,270	2,268

U.S. TREASURY BILLS 0.0%
0.213% due 02/25/2010 - 03/25/2010 (b)(e)(f)	1,640	1,639

18	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (d) 0.4%
6,606,500	$66,151

Total Short-Term Instruments (Cost $149,770)	149,779

Total Investments 121.4% (Cost $18,242,605)	$18,696,166

MARKET VALUE (000S)
Written Options (j) (0.0%) (Premiums $30,829)	$(5,721)

Other Assets and Liabilities (Net) (21.4%)	(3,284,176)

Net Assets 100.0%	$15,406,269

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $8,293 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $270 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $2,330,632 at a weighted average interest rate of 0.412%. On September 30, 2009, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $13,282 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2010	795	$753
90-Day Euribor June Futures	Long	06/2010	636	1,163
90-Day Euribor September Futures	Long	09/2010	857	973
90-Day Eurodollar December Futures	Long	12/2009	2,637	2,803
90-Day Eurodollar June Futures	Long	06/2010	3,270	1,979
90-Day Eurodollar March Futures	Long	03/2010	3,021	3,314
U.S. Treasury 10-Year Note December Futures	Long	12/2009	95	1
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	120	977
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2,813	3,750

				$15,713

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American General Finance Corp.	RBS	(1.820%	)	12/20/2017	9.152%	$5,000	$1,614	$0	$1,614
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.618%	5,000	(98)	0	(98)
Brookfield Asset Management, Inc.	UBS	(2.180%	)	06/20/2017	3.358%	7,500	505	0	505

See Accompanying Notes	Semiannual Report	September 30, 2009	19

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Burlington Northern Santa Fe Corp.	BCLY	(0.720%	)	06/20/2017	0.458%	$2,500	$(46)	$0	$(46)
Cardinal Health, Inc.	DUB	(0.740%	)	06/20/2017	0.501%	6,195	(103)	0	(103)
CenturyTel, Inc.	BCLY	(1.850%	)	06/20/2017	0.832%	10,803	(753)	0	(753)
Computer Sciences Corp.	BCLY	(0.870%	)	03/20/2018	0.372%	2,500	(94)	0	(94)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	1.353%	10,000	(344)	0	(344)
CSX Corp.	CSFB	(1.050%	)	03/20/2018	0.560%	5,000	(183)	0	(183)
DISH DBS Corp.	BCLY	(3.100%	)	12/20/2011	1.817%	1,000	(29)	0	(29)
DISH DBS Corp.	GSC	(3.200%	)	12/20/2011	1.817%	1,000	(31)	0	(31)
Erac USA Finance Co.	GSC	(2.700%	)	12/20/2017	1.374%	5,000	(461)	0	(461)
H.J. Heinz Co.	JPM	(0.530%	)	09/20/2013	0.298%	5,000	(46)	0	(46)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.907%	2,000	(109)	0	(109)
HCP, Inc.	MSC	(2.260%	)	03/20/2018	2.005%	5,000	(89)	0	(89)
Hospira, Inc.	MSC	(1.030%	)	06/20/2014	0.547%	2,500	(55)	0	(55)
International Lease Finance Corp.	BNP	(1.600%	)	12/20/2013	9.204%	2,500	564	0	564
International Lease Finance Corp.	DUB	(1.600%	)	12/20/2013	9.204%	4,100	925	0	925
International Lease Finance Corp.	JPM	(1.530%	)	12/20/2013	9.204%	3,900	888	0	888
Lafarge S.A.	BOA	(1.690%	)	09/20/2016	2.251%	5,000	160	0	160
Ltd Brands, Inc.	BCLY	(4.910%	)	09/20/2017	2.811%	1,200	(159)	0	(159)
Ltd Brands, Inc.	MSC	(3.113%	)	09/20/2017	2.811%	2,000	(39)	0	(39)
Macy's Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	2.712%	2,000	17	0	17
Macy's Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	2.920%	3,000	(605)	0	(605)
Macy's Retail Holdings, Inc.	DUB	(2.100%	)	09/20/2017	3.129%	1,000	63	0	63
Macy's Retail Holdings, Inc.	DUB	(2.110%	)	09/20/2017	2.989%	2,000	106	0	106
Macy's Retail Holdings, Inc.	JPM	(2.000%	)	03/20/2012	2.623%	3,000	42	0	42
Macy's Retail Holdings, Inc.	MSC	(2.470%	)	09/20/2015	3.026%	10,000	270	0	270
Marriott International, Inc.	DUB	(1.880%	)	12/20/2015	1.276%	5,000	(170)	0	(170)
Marsh & McLennan Cos., Inc.	BOA	(1.180%	)	09/20/2015	0.452%	2,500	(102)	0	(102)
Masco Corp.	BRC	(1.000%	)	09/20/2012	1.000%	3,000	68	68	0
Masco Corp.	CITI	(1.920%	)	03/20/2017	2.138%	8,000	102	0	102
Mattel, Inc.	BOA	(2.450%	)	03/20/2013	0.440%	20,000	(1,374)	0	(1,374)
Motorola, Inc.	DUB	(2.600%	)	12/20/2017	1.458%	4,000	(317)	0	(317)
Nucor Corp.	CSFB	(0.486%	)	12/20/2017	0.648%	4,000	46	0	46
Pearson Dollar Finance PLC	CITI	(0.570%	)	06/20/2013	0.408%	1,500	(9)	0	(9)
Pearson Dollar Finance PLC	CITI	(0.690%	)	06/20/2018	0.581%	3,500	(30)	0	(30)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.581%	11,000	(119)	0	(119)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.408%	1,500	(27)	0	(27)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.581%	3,500	(123)	0	(123)
Rexam PLC	BCLY	(1.450%	)	06/20/2013	1.075%	10,600	(145)	0	(145)
Rexam PLC	CITI	(1.450%	)	06/20/2013	1.075%	3,000	(41)	0	(41)
Reynolds American, Inc.	BCLY	(1.100%	)	06/20/2012	1.369%	12,500	85	0	85
Reynolds American, Inc.	DUB	(1.020%	)	06/20/2013	1.680%	10,000	227	0	227
Rohm and Haas Co.	DUB	(0.470%	)	03/20/2013	0.808%	7,000	79	0	79
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.428%	8,550	237	0	237
RR Donnelley & Sons Co.	MSC	(1.000%	)	06/20/2014	2.141%	10,000	485	669	(184)
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	1.001%	1,100	5	0	5
Ryder System, Inc.	BOA	(1.550%	)	09/20/2015	1.145%	9,000	(200)	0	(200)
SCA Finans AB	DUB	(0.810%	)	09/20/2015	0.966%	6,000	50	0	50
Sealed Air Corp.	BCLY	(1.035%	)	09/20/2013	0.982%	10,000	(23)	0	(23)
Sempra Energy	BOA	(0.580%	)	06/20/2018	0.769%	3,000	42	0	42
Sempra Energy	DUB	(0.550%	)	06/20/2018	0.769%	1,500	24	0	24

20	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Spectra Energy Capital LLC	DUB	(0.750%	)	09/20/2014	0.581%	$10,000	$(82)	$0	$(82)
Spectra Energy Capital LLC	DUB	(0.975%	)	06/20/2018	0.656%	15,000	(365)	0	(365)
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	2.727%	3,000	32	0	32
Tate & Lyle International Finance PLC	BCLY	(1.150%	)	06/20/2016	1.429%	3,500	56	0	56
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.700%	6,000	12	0	12
Tyco Electronics Group S.A.	DUB	(0.950%	)	12/20/2017	1.015%	4,000	17	0	17
Tyco International Finance S.A.	BOA	(0.750%	)	12/20/2013	0.616%	4,760	(27)	0	(27)
Tyco International Finance S.A.	BOA	(1.120%	)	12/20/2019	0.686%	12,000	(446)	0	(446)
Union Pacific Corp.	UBS	(0.810%	)	06/20/2017	0.505%	5,000	(106)	0	(106)
Viacom, Inc.	BOA	(1.930%	)	06/20/2016	0.924%	2,500	(153)	0	(153)
Viacom, Inc.	BOA	(1.110%	)	12/20/2017	0.967%	4,000	(42)	0	(42)
Viacom, Inc.	DUB	(1.150%	)	06/20/2016	0.924%	5,000	(70)	0	(70)
Whirlpool Corp.	GSC	(1.060%	)	06/20/2016	1.814%	6,000	259	0	259

							$(235)	$737	$(972)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	1.992%	03/20/2013	8.112%	$10,000	$(1,714)	$0	$(1,714)
Ford Motor Credit Co. LLC	BCLY	3.800%	09/20/2012	5.348%	2,500	(99)	0	(99)
Ford Motor Credit Co. LLC	JPM	3.850%	09/20/2012	5.348%	3,600	(138)	0	(138)
Ford Motor Credit Co. LLC	MSC	3.800%	09/20/2012	5.348%	4,600	(183)	0	(183)
Ford Motor Credit Co. LLC	UBS	2.560%	06/20/2012	5.267%	1,500	(98)	0	(98)
General Electric Capital Corp.	BCLY	1.010%	03/20/2013	1.977%	4,700	(146)	0	(146)
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.978%	26,600	3,610	890	2,720
General Electric Capital Corp.	DUB	5.000%	12/20/2009	1.424%	100	1	0	1
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.978%	2,500	339	83	256
GMAC, Inc.	BOA	5.100%	09/20/2012	6.550%	5,000	(179)	0	(179)
GMAC, Inc.	GSC	3.400%	06/20/2011	6.373%	1,100	(51)	0	(51)
GMAC, Inc.	JPM	5.400%	09/20/2012	6.550%	2,300	(64)	0	(64)
GMAC, Inc.	JPM	5.450%	09/20/2012	6.550%	2,300	(61)	0	(61)
GMAC, Inc.	UBS	3.620%	06/20/2011	6.373%	5,000	(215)	0	(215)
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	500	(26)	(51)	25
SLM Corp.	DUB	5.000%	09/20/2010	9.858%	200	(9)	(16)	7

						$967	$906	$61

See Accompanying Notes	Semiannual Report	September 30, 2009	21

Schedule of Investments  Real Return Fund  (Cont.)

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$98,230	$5,879	$4,689	$1,190
CDX.HY-12 5-Year Index	MSC	(5.000%	)	06/20/2014	20,398	1,221	1,096	125
CDX.HY-12 5-Year Index	UBS	(5.000%	)	06/20/2014	1,880	113	114	(1)
CDX.IG-9 5-Year Index	MLP	(0.600%	)	12/20/2012	274,354	6,787	16,488	(9,701)
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	154,598	6,125	1,473	4,652
CDX.IG-9 10-Year Index	BOA	(0.800%	)	12/20/2017	4,099	162	18	144
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	50,362	1,996	1,004	992
CDX.IG-12 5-Year Index	DUB	(1.000%	)	06/20/2014	237,100	953	8,106	(7,153)
CDX.IG-12 5-Year Index	MSC	(1.000%	)	06/20/2014	281,100	1,130	11,158	(10,028)

						$24,366	$44,146	$(19,780)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	1-Month EUR-CPTFEMU Index	2.275%	10/15/2016	UBS	EUR	33,900	$424	$0	$424
Pay	1-Month EUR-FRCPXTOB Index	2.040%	03/15/2010	BCLY		50,000	2,208	0	2,208
Pay	1-Month EUR-FRCPXTOB Index	2.103%	09/14/2010	BNP		60,000	3,399	0	3,399
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP		52,200	3,034	(115)	3,149
Pay	1-Month EUR-FRCPXTOB Index	2.103%	10/15/2010	BCLY		8,800	496	(2)	498
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		22,700	1,434	12	1,422
Pay	1-Month EUR-FRCPXTOB Index	2.040%	02/21/2011	BNP		33,900	1,790	0	1,790
Pay	1-Month EUR-FRCPXTOB Index	2.100%	03/13/2011	DUB		4,800	299	0	299
Pay	1-Month EUR-FRCPXTOB Index	2.028%	10/15/2011	JPM		31,400	1,624	0	1,624

22	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps (Cont.)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.095%	10/15/2011	UBS	EUR	27,800	$1,563	$0	$1,563
Pay	1-Month EUR-FRCPXTOB Index	1.988%	12/15/2011	BNP		72,600	2,838	0	2,838
Pay	1-Month EUR-FRCPXTOB Index	2.350%	10/15/2016	UBS		33,100	(503)	0	(503)
Pay	1-Month EUR-FRCPXTOB Index	2.353%	10/15/2016	JPM		30,000	(507)	0	(507)
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS	BRL	163,000	2,448	483	1,965
Pay	1-Year BRL-CDI	10.115%	01/02/2012	MSC		47,600	(1,209)	(347)	(862)
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		190,500	(2,981)	(39)	(2,942)
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		231,000	3,970	(792)	4,762
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		4,500	191	30	161
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		55,200	2,346	237	2,109
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	RBS		$17,000	1,239	498	741
Pay	6-Month EUR-LIBOR	4.500%	03/18/2011	GSC	EUR	36,100	3,031	(76)	3,107
Pay	6-Month GBP-LIBOR	6.000%	03/20/2010	DUB	GBP	10,800	421	182	239
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	BCLY		5,500	689	(137)	826

							$28,244	$(66)	$28,310

(j)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$69,800	$1,576	$110
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	300,100	1,974	406
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	10,400	63	19
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	30,000	274	113
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	88,300	2,490	139
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	78,200	645	43
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	104,000	810	141
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	11,400	83	21
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	66,000	2,122	552
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	29,000	326	39
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,800	123	73
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	17,000	177	27
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	581,000	5,004	317
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010	1,000	6	2
Call - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	207,000	1,340	646
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	111,000	1,246	61

See Accompanying Notes	Semiannual Report	September 30, 2009	23

Schedule of Investments  Real Return Fund  (Cont.)

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$700	$5	$1
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	18,000	172	77
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	32,600	769	52
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	320,000	2,700	175
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	440,000	5,108	595
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	6,700	45	12
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	22,500	174	104
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	35,600	352	239
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.365%	09/20/2010	210,000	3,245	1,757

							$30,829	$5,721

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	1,986	$731,500	$16,573
Sales	15,533	4,015,700	41,818
Closing Buys	(9,575)	(1,589,000)	(23,247)
Expirations	(7,944)	(352,100)	(4,315)
Exercised	0	0	0

Balance at 09/30/2009	0	$2,806,100	$30,829

(k)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	11/01/2039	$100	$103	$103
Fannie Mae	5.500%	11/01/2039	9,550	9,947	9,957
Fannie Mae	6.000%	11/01/2039	9,300	9,761	9,781
Fannie Mae	6.500%	11/01/2039	24,100	25,633	25,655
Freddie Mac	4.500%	10/01/2024	200	206	207
Freddie Mac	6.000%	10/01/2039	16,000	16,856	16,888
Ginnie Mae	6.000%	10/01/2039	10,300	10,850	10,875

				$73,356	$73,466

24	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	2,788	10/2009	JPM	$27	$0	$27
Buy		2,788	10/2009	RBS	141	0	141
Buy	BRL	103,948	10/2009	HSBC	1,513	0	1,513
Sell		103,948	10/2009	JPM	0	(7,113)	(7,113)
Buy		16,836	02/2010	CITI	107	0	107
Sell		103,948	02/2010	HSBC	0	(1,514)	(1,514)
Buy	CAD	617	10/2009	CITI	6	0	6
Sell	CHF	10,850	10/2009	RBC	0	(425)	(425)
Sell		10,850	12/2009	HSBC	50	0	50
Buy	CNY	53,069	03/2010	BCLY	0	(69)	(69)
Sell		416	03/2010	BCLY	1	0	1
Sell		3,591	03/2010	BOA	4	0	4
Sell		2,954	03/2010	CITI	5	0	5
Buy		96,988	03/2010	DUB	0	(176)	(176)
Sell		1,978	03/2010	DUB	3	0	3
Sell		2,842	03/2010	HSBC	4	0	4
Sell		27	03/2010	JPM	0	0	0
Buy	CNY	176,431	06/2010	BCLY	0	(142)	(142)
Buy		73,322	06/2010	CITI	0	(41)	(41)
Buy		31,603	06/2010	DUB	0	(31)	(31)
Buy		228,513	06/2010	HSBC	0	(189)	(189)
Buy	EUR	1,391	10/2009	BCLY	7	0	7
Sell		15,328	10/2009	BCLY	0	(473)	(473)
Sell		18,330	10/2009	BNP	0	(574)	(574)
Buy		3,563	10/2009	HSBC	20	0	20
Sell		1,945	10/2009	RBC	0	(84)	(84)
Sell	GBP	38,633	10/2009	BNP	2,776	0	2,776
Sell		1,410	10/2009	RBC	31	0	31
Sell	JPY	27,257,178	10/2009	BNP	0	(9,079)	(9,079)
Sell		949,529	10/2009	CITI	22	0	22
Sell		152,810	10/2009	GSC	0	(2)	(2)
Buy		2,469,195	10/2009	HSBC	0	(129)	(129)
Sell		1,102,339	10/2009	HSBC	0	(62)	(62)
Sell		11,415,696	10/2009	RBC	0	(3,235)	(3,235)
Buy	KRW	20,121,013	11/2009	CITI	145	0	145
Buy		7,236,600	02/2010	CITI	129	0	129
Buy		11,809,141	02/2010	DUB	122	0	122
Buy		41,073,905	02/2010	JPM	607	0	607
Buy	MXN	285,804	11/2009	CITI	57	(44)	13
Sell		11,642	11/2009	CITI	0	(75)	(75)
Buy		9,274	11/2009	DUB	11	0	11
Buy		218,736	11/2009	GSC	82	0	82
Buy		380,633	11/2009	HSBC	0	(415)	(415)
Buy		10,537	11/2009	JPM	13	0	13
Buy		232,757	11/2009	MSC	13	0	13
Sell	MYR	214	11/2009	BCLY	0	(2)	(2)
Sell		111	11/2009	DUB	0	(1)	(1)
Sell		291	11/2009	JPM	0	(3)	(3)
Sell		20	02/2010	CITI	0	0	0
Buy	NZD	4,842	10/2009	RBC	25	0	25
Buy		4,842	10/2009	RBS	193	0	193
Sell	PHP	31,152	11/2009	DUB	0	(21)	(21)
Sell	SEK	4,114	10/2009	RBS	0	(57)	(57)
Sell		4,114	12/2009	HSBC	0	0	0

					$6,114	$(23,956)	$(17,842)

See Accompanying Notes	Semiannual Report	September 30, 2009	25

Schedule of Investments  Real Return Fund  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$2,440,142	$28,314	$2,468,456
U.S. Treasury Obligations	0	14,131,026	0	14,131,026
Other Investments +++	75,912	2,007,937	12,835	2,096,684

Investments, at value	$75,912	$18,579,105	$41,149	$18,696,166

Short Sales, at value	$0	$(73,466)	$0	$(73,466)

Financial Derivative Instruments ++++	$15,713	$(15,944)	$0	$(231)

Total	$91,625	$18,489,695	$41,149	$18,622,469

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$0	$186	$71	$0	$1,483	$26,574	$28,314	$1,483
Other Investments +++	66	(1)	215	0	397	12,158	12,835	397

Investments, at value	$66	$185	$286	$0	$1,880	$38,732	$41,149	$1,880

Financial Derivative Instruments ++++	$22,424	$0	$0	$0	$541	$(22,965)	$0	$0

Total	$22,490	$185	$286	$0	$2,421	$15,767	$41,149	$1,880

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

26	PIMCO Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$15,713	$0	$0	$0	$0	$15,713
Unrealized appreciation on foreign currency contracts	0	6,114	0	0	0	6,114
Unrealized appreciation on swap agreements	33,124	0	16,539	0	0	49,663

	$48,837	$6,114	$16,539	$0	$0	$71,490

Liabilities:
Written options outstanding	$5,721	$0	$0	$0	$0	$5,721
Unrealized depreciation on foreign currency contracts	0	23,956	0	0	0	23,956
Unrealized depreciation on swap agreements	4,814	0	37,230	0	0	42,044

	$10,535	$23,956	$37,230	$0	$0	$71,721

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$3,366	$0	$0	$0	$0	$3,366
Net realized gain (loss) on futures contracts, written options and swaps	82,193	0	(46,952)	0	0	35,241
Net realized (loss) on foreign currency transactions	0	(68,110)	0	0	0	(68,110)

	$85,559	$(68,110)	$(46,952)	$0	$0	$(29,503)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(3,894)	$0	$0	$0	$0	$(3,894)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	52,048	0	(24,948)	0	0	27,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	6,121	0	0	0	6,121

	$48,154	$6,121	$(24,948)	$0	$0	$29,327

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	27

Financial Highlights  Real Return Fund

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital
Class A
09/30/2009+	$10.00	$0.26	$0.68	$0.94	$(0.18)	$0.00	$0.00
03/31/2009	11.45	0.23	(0.99)	(0.76)	(0.30)	(0.39)	0.00
03/31/2008	10.89	0.58	0.90	1.48	(0.55)	(0.37)	0.00
03/31/2007	10.82	0.34	0.15	0.49	(0.33)	(0.08)	(0.01)
03/31/2006	11.42	0.49	(0.44)	0.05	(0.50)	(0.15)	0.00
03/31/2005	11.79	0.36	(0.03)	0.33	(0.38)	(0.32)	0.00
Class B
09/30/2009+	10.00	0.22	0.68	0.90	(0.14)	0.00	0.00
03/31/2009	11.45	0.19	(1.03)	(0.84)	(0.22)	(0.39)	0.00
03/31/2008	10.89	0.51	0.88	1.39	(0.46)	(0.37)	0.00
03/31/2007	10.82	0.27	0.14	0.41	(0.25)	(0.08)	(0.01)
03/31/2006	11.42	0.41	(0.44)	(0.03)	(0.42)	(0.15)	0.00
03/31/2005	11.79	0.29	(0.04)	0.25	(0.30)	(0.32)	0.00
Class C
09/30/2009+	10.00	0.23	0.68	0.91	(0.15)	0.00	0.00
03/31/2009	11.45	0.19	(1.00)	(0.81)	(0.25)	(0.39)	0.00
03/31/2008	10.89	0.53	0.89	1.42	(0.49)	(0.37)	0.00
03/31/2007	10.82	0.30	0.13	0.43	(0.27)	(0.08)	(0.01)
03/31/2006	11.42	0.44	(0.45)	(0.01)	(0.44)	(0.15)	0.00
03/31/2005	11.79	0.31	(0.03)	0.28	(0.33)	(0.32)	0.00
Class R
09/30/2009+	10.00	0.24	0.68	0.92	(0.16)	0.00	0.00
03/31/2009	11.45	0.17	(0.96)	(0.79)	(0.27)	(0.39)	0.00
03/31/2008	10.89	0.53	0.92	1.45	(0.52)	(0.37)	0.00
03/31/2007	10.82	0.30	0.16	0.46	(0.30)	(0.08)	(0.01)
03/31/2006	11.42	0.43	(0.41)	0.02	(0.47)	(0.15)	0.00
03/31/2005	11.79	0.25	0.06	0.31	(0.36)	(0.32)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

28	PIMCO Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.18)	$10.76	9.43%	$3,391,474	0.97	%*	0.97	%*	0.90	%*	0.90	%*	5.02	%*	253%
(0.69)	10.00	(6.33)	3,115,455	1.15		1.15		0.90		0.90		2.24		915
(0.92)	11.45	14.33	3,112,012	0.90		0.90		0.90		0.90		5.29		806
(0.42)	10.89	4.53	2,880,617	0.90		0.90		0.90		0.90		3.16		480
(0.65)	10.82	0.35	3,428,636	0.90		0.90		0.90		0.90		4.31		388
(0.70)	11.42	3.00	3,327,325	0.90		0.90		0.90		0.90		3.11		369

(0.14)	10.76	9.02	370,273	1.72	*	1.72	*	1.65	*	1.65	*	4.34	*	253
(0.61)	10.00	(7.03)	379,558	1.87		1.87		1.65		1.65		1.82		915
(0.83)	11.45	13.49	633,778	1.65		1.65		1.65		1.65		4.62		806
(0.34)	10.89	3.76	737,160	1.65		1.65		1.65		1.65		2.52		480
(0.57)	10.82	(0.40)	1,013,934	1.65		1.65		1.65		1.65		3.67		388
(0.62)	11.42	2.23	1,257,959	1.65		1.65		1.65		1.65		2.51		369

(0.15)	10.76	9.16	1,998,755	1.47	*	1.47	*	1.40	*	1.40	*	4.45	*	253
(0.64)	10.00	(6.80)	1,543,052	1.64		1.64		1.40		1.40		1.81		915
(0.86)	11.45	13.77	1,580,743	1.40		1.40		1.40		1.40		4.80		806
(0.36)	10.89	4.02	1,493,749	1.40		1.40		1.40		1.40		2.81		480
(0.59)	10.82	(0.15)	2,188,960	1.40		1.40		1.40		1.40		3.88		388
(0.65)	11.42	2.48	2,451,603	1.40		1.40		1.40		1.40		2.67		369

(0.16)	10.76	9.29	191,457	1.22	*	1.22	*	1.15	*	1.15	*	4.73	*	253
(0.66)	10.00	(6.56)	154,856	1.44		1.44		1.15		1.15		1.69		915
(0.89)	11.45	14.05	94,611	1.15		1.15		1.15		1.15		4.81		806
(0.39)	10.89	4.27	59,303	1.15		1.15		1.15		1.15		2.76		480
(0.62)	10.82	0.09	57,274	1.15		1.15		1.15		1.15		3.84		388
(0.68)	11.42	2.74	40,738	1.15		1.15		1.15		1.15		2.16		369

Semiannual Report	September 30, 2009	29

Statement of Assets and Liabilities Real Return Fund	(Unaudited) September 30, 2009

(Amounts in thousands, except per share amounts)
Assets:
Investments, at value	$18,598,476
Investments in Affiliates, at value	66,151
Repurchase agreements, at value	31,539
Cash	701
Foreign currency, at value	31,375
Receivable for investments sold	588,265
Receivable for investments in Affiliates sold	29,900
Receivable for Fund shares sold	55,229
Interest and dividends receivable	122,739
Dividends receivable from Affiliates	36
Variation margin receivable	580
Swap premiums paid	47,300
Unrealized appreciation on foreign currency contracts	6,114
Unrealized appreciation on swap agreements	49,663
Other assets	4
19,628,072
Liabilities:
Payable for investments purchased	$549,764
Payable for investments in Affiliates purchased	36
Payable for investments purchased on a delayed-delivery basis	3,318,303
Payable for short sales	73,466
Deposits from counterparty	126,468
Payable for Fund shares redeemed	64,250
Dividends payable	1,804
Written options outstanding	5,721
Accrued related party fees	9,380
Variation margin payable	929
Swap premiums received	1,577
Unrealized depreciation on foreign currency contracts	23,956
Unrealized depreciation on swap agreements	42,044
Other liabilities	4,105
4,221,803
Net Assets	$15,406,269
Net Assets Consist of:
Paid in capital	$16,182,086
Undistributed net investment income	156,738
Accumulated undistributed net realized (loss)	(1,411,160)
Net unrealized appreciation	478,605
$15,406,269
Net Assets:
Class A	$3,391,474
Class B	370,273
Class C	1,998,755
Class R	191,457
Other Classes	9,454,310
Shares Issued and Outstanding:
Class A	315,118
Class B	34,404
Class C	185,714
Class R	17,789
Net Asset Value and Redemption Price* Per Share (Net Asset Per Share Outstanding)
Class A	$10.76
Class B	10.76
Class C	10.76
Class R	10.76
Cost of Investments Owned	$18,144,915
Cost of Investments in Affiliates Owned	$66,151
Cost of Repurchase Agreements Owned	$31,539
Cost of Foreign Currency Held	$33,544
Proceeds Received on Short Sales	$73,356
Premiums Received on Written Options	$30,829
*	With respect to the A, B and C Classes, the redemption price varies by the length of time the shares are held.

30	PIMCO Funds	See Accompanying Notes

Statement of Operations  Real Return Fund

Six Months Ended September 30, 2009 (Unaudited) (Amounts in thousands)

Investment Income:
Interest, net of foreign taxes*	$396,266
Dividends	834
Dividends from Affiliate investments	274
Miscellaneous income	12
Total Income	397,386

Expenses:
Investment advisory fees	16,733
Supervisory and administrative fees	19,789
Distribution fees - Class B	1,402
Distribution fees - Class C	4,334
Distribution fees - Class R	213
Servicing fees - Class A	3,980
Servicing fees - Class B	467
Servicing fees - Class C	2,167
Servicing fees - Class R	213
Distribution and/or servicing fees - Other Classes	2,362
Trustees’ fees	7
Interest expense	4,338
Miscellaneous expense	10
Total Expenses	56,015

Net Investment Income	341,371

Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	445,660
Net realized gain on Affiliate investments	153
Net realized gain on futures contracts, written options and swaps	35,440
Net realized (loss) on foreign currency transactions	(67,864)
Net change in unrealized appreciation on investments	470,905
Net change in unrealized (depreciation) on Affiliate investments	(20)
Net change in unrealized appreciation on futures contracts, written options and swaps	27,100
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	4,605
Net Gain	915,979

Net Increase in Net Assets Resulting from Operations	$1,257,350

* Foreign tax withholdings	$15

Semiannual Report	September 30, 2009	31

Statements of Changes in Net Assets  Real Return Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$341,371	$363,233
Net realized gain (loss)	413,236	(1,409,715)
Net realized gain on Affiliate investments	153	231
Net change in unrealized appreciation (depreciation)	502,610	(198,170)
Net change in unrealized appreciation (depreciation) on Affiliate investments	(20)	20
Net increase (decrease) resulting from operations	1,257,350	(1,244,401)

Distributions to Shareholders:
From net investment income
Class A	(53,683)	(88,470)
Class B	(4,944)	(11,055)
Class C	(25,637)	(36,912)
Class R	(2,724)	(2,973)
Other Classes	(153,248)	(288,739)
From net realized capital gains
Class A	0	(120,080)
Class B	0	(15,927)
Class C	0	(58,218)
Class R	0	(5,452)
Other Classes	0	(264,462)

Total Distributions	(240,236)	(892,288)

Fund Share Transactions:
Receipts for shares sold
Class A	900,510	1,856,406
Class B	16,767	20,217
Class C	457,342	582,928
Class R	50,582	130,624
Other Classes	3,109,158	3,817,268
Issued as reinvestment of distributions
Class A	43,033	159,661
Class B	3,686	19,547
Class C	16,666	61,097
Class R	2,573	7,952
Other Classes	135,447	510,654
Cost of shares redeemed
Class A	(902,011)	(1,562,567)
Class B	(57,023)	(220,713)
Class C	(150,015)	(454,313)
Class R	(29,434)	(62,591)
Other Classes	(1,247,137)	(6,175,515)
Net increase (decrease) resulting from Fund share transactions	2,350,144	(1,309,345)

Fund Redemption Fee	0	2

Total Increase (Decrease) in Net Assets	3,367,258	(3,446,032)

Net Assets:
Beginning of period	12,039,011	15,485,043
End of period*	$15,406,269	$12,039,011
*Including undistributed net investment income of:	$156,738	$55,603

32	PIMCO Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Class A, B, C and R shares of the Real Return Fund (the “Fund”) offered by the Trust. Certain detailed financial information for the Institutional, P, Administrative and D Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of the Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies, the Fund’s NAV will be calculated based upon the NAVs of such investments. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Semiannual Report	September 30, 2009	33

Notes to Financial Statements  (Cont.)

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When the Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for the Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from

34	PIMCO Funds

(Unaudited) September 30, 2009

securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Fund is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, of the Fund are declared daily and distributed to shareholders monthly. Net realized capital gains earned by the Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on the Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

Semiannual Report	September 30, 2009	35

Notes to Financial Statements  (Cont.)

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  The Fund may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  The Fund may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. The Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. The Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statement of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  The Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or

36	PIMCO Funds

(Unaudited) September 30, 2009

other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statement of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which the Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) the Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Semiannual Report	September 30, 2009	37

Notes to Financial Statements  (Cont.)

(e) Repurchase Agreements  The Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statement of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statement of Operations. In periods of increased demand for collateral, the Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, the Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Reverse Repurchase Agreements  The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

(g) Short Sales   The Fund may enter into short sales transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statement of Assets and Liabilities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(h) U.S. Government Agencies or Government-Sponsored Enterprises  The Fund may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie

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Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Fund uses derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Fund’s financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedule of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

(a) Foreign Currency Contracts  The Fund may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange

Semiannual Report	September 30, 2009	39

Notes to Financial Statements  (Cont.)

rates. Foreign currency contracts are marked to market daily and the change in value is recorded by the Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statement of Assets and Liabilities. In addition, the Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  The Fund may enter into futures contracts. The Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities.

(c) Options Contracts  The Fund may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase the Fund’s exposure to the underlying instrument. Writing call options tends to decrease the Fund’s exposure to the underlying instrument. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statement of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. The Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.

The Fund may also purchase put and call options. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included on the Fund’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements  The Fund may invest in swap agreements. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange or swap investment cash

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flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Fund may enter into credit default, interest rate and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations. Net periodic payments received or paid by the Fund are included as part of realized gains or losses on the Statement of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral to the Fund to cover the Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery

Semiannual Report	September 30, 2009	41

Notes to Financial Statements  (Cont.)

value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six

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months, and for most indices, each name has an equal weight in the index. The Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009 for which the Fund is the seller of protection are disclosed in the notes to the Schedule of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  The Fund is subject to interest risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

5.  PRINCIPAL RISKS

In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk),or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Semiannual Report	September 30, 2009	43

Notes to Financial Statements  (Cont.)

Market Risks  The Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

The Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  The Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. The Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. The Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from

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counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Fund by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing the Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between the Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between the Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by the Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

The Fund had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers

Semiannual Report	September 30, 2009	45

Notes to Financial Statements  (Cont.)

have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statement of Assets and Liabilities and net realized gain (loss) on investments on the Statement of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statement of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Fund has filed claims with Lehman Brothers Inc. and intends to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, the Fund owed money to Lehman Brothers Special Financing Inc. and has entered into a settlement agreement with Lehman Brothers Special Financing Inc. and has paid such amounts.

6.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from the Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate of 0.25%.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

Supervisory and Administrative Fee
Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R

0.20%	0.20%	0.40%	0.35%	0.30%	0.40%

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be

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expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A	—	0.25%
Class B	0.75%	0.25%
Class C	0.50%	0.25%
Class D	—	0.25%
Class R	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund shares redeemed or exchanged. Effective May 1, 2009, the Fund no longer imposes Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

Semiannual Report	September 30, 2009	47

Notes to Financial Statements  (Cont.)

The PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) does not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

7.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 6 and the accrued related party fees amounts are disclosed in the Statement of Assets and Liabilities.

The Fund is permitted to purchase or sell securities from or to certain related affiliated funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Fund below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
Real Return Fund	$34,078	$17,958

The Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Fund. The table below shows the Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
Real Return Fund	$267,844	$3,685,974	$3,887,800	$0	$66,151	$274	$153

8.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that has not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

48	PIMCO Funds

(Unaudited) September 30, 2009

9.  PURCHASES AND SALES OF SECURITIES

The length of time the Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Fund is known as “portfolio turnover.” The Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

U.S. Government/Agency		All Other
Purchases	Sales	Purchases	Sales
$44,660,515	$47,469,584	$5,670,539	$6,637,233

10.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount

Receipts for shares sold
Class A	87,588	$900,510	177,163	$1,856,406
Class B	1,630	16,767	1,935	20,217
Class C	44,377	457,342	55,104	582,928
Class R	4,909	50,582	12,618	130,624
Other Classes	302,309	3,109,158	359,080	3,817,268
Issued as reinvestment of distributions
Class A	4,131	43,033	16,471	159,661
Class B	354	3,686	2,016	19,547
Class C	1,599	16,666	6,339	61,097
Class R	247	2,573	831	7,952
Other Classes	13,001	135,447	51,904	510,654
Cost of shares redeemed
Class A	(88,208)	(902,011)	(153,692)	(1,562,567)
Class B	(5,544)	(57,023)	(21,310)	(220,713)
Class C	(14,593)	(150,015)	(45,103)	(454,313)
Class R	(2,856)	(29,434)	(6,220)	(62,591)
Other Classes	(121,605)	(1,247,137)	(604,824)	(6,175,515)
Net increase (decrease) resulting from Fund share transactions	227,339	$2,350,144	(147,688)	$(1,309,345)

11.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a

Semiannual Report	September 30, 2009	49

Notes to Financial Statements  (Cont.)

10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders—including certain registered investment companies and other funds managed by PIMCO—were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

12.  FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

At September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes is as follows (amounts in thousands):

Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (1)
$667,596	$(214,035)	$453,561

(1)	Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals, treasury inflation-protected securities deflationary adjustments and passive foreign investment companies.

13.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Fund’s financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Fund’s financial statements through this date.

50	PIMCO Funds

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	HSBC	HSBC Bank USA
AIG	AIG International, Inc.	JPM	JPMorgan Chase & Co.
BCLY	Barclays Bank PLC	MLP	Merrill Lynch & Co., Inc.
BNP	BNP Paribas Bank	MSC	Morgan Stanley
BOA	Bank of America	RBC	Royal Bank of Canada
BSN	Bank of Nova Scotia	RBS	Royal Bank of Scotland Group PLC
CBA	Commonwealth Bank of Australia	SOG	Societe Generale
CITI	Citigroup, Inc.	SSB	State Street Bank and Trust Co.
CSFB	Credit Suisse First Boston	UBS	UBS Warburg LLC
DUB	Deutsche Bank AG	WAC	Wachovia Bank N.A.
GSC	Goldman Sachs & Co.

Currency Abbreviations:
AED	UAE Dirham	KWD	Kuwaiti Dinar
ARS	Argentine Peso	MXN	Mexican Peso
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	PEN	Peruvian New Sol
CLP	Chilean Peso	PHP	Philippine Peso
CNY	Chinese Renminbi	PLN	Polish Zloty
COP	Colombian Peso	RON	Romanian New Leu
CZK	Czech Koruna	RUB	Russian Ruble
DKK	Danish Krone	SAR	Saudi Riyal
EGP	Egyptian Pound	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	THB	Thai Baht
HKD	Hong Kong Dollar	TRY	Turkish New Lira
HUF	Hungarian Forint	TWD	Taiwanese Dollar
IDR	Indonesian Rupiah	UAH	Ukrainian Hryvnia
ILS	Israeli Shekel	USD	United States Dollar
INR	Indian Rupee	UYU	Uruguayan Peso
JPY	Japanese Yen	ZAR	South African Rand
KRW	South Korean Won

Exchange Abbreviations:
AMEX	American Stock Exchange	LIFFE	London International Financial Futures Exchange
CBOE	Chicago Board Options Exchange	LMEX	London Metal Exchange
CBOT	Chicago Board of Trade	NYBEX	New York Board of Trade
CME	Chicago Mercantile Exchange	NYMEX	New York Mercantile Exchange
FTSE	Financial Times Stock Exchange	NYFE	New York Futures Exchange
ICE	Intercontinental Exchange	NYSE	New York Stock Exchange
ICEX	Iceland Stock Exchange	OTC	Over-the-Counter
KCBT	Kansas City Board of Trade

Semiannual Report	September 30, 2009	51

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSNI	Dow Jones-UBS Nickel Sub-Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBSZS	Dow Jones-UBS Zinc Sub-Index
CDX.HVol	Credit Derivatives Index - High Volatility	DWRTT	Dow Jones Wilshire REIT Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	EAFE	Europe, Australasia, and Far East Stock Index
CDX.IG	Credit Derivatives Index - Investment Grade	eRAFI	enhanced Research Affiliates Fundamental Index
CDX.NA	Credit Derivatives Index - North America	eRAFI EM	eRAFI Emerging Markets Index
CDX.XO	Credit Derivatives Index - Crossover	FRCPXTOB	France Consumer Price ex-Tobacco Index
CMBX	Commercial Mortgage-Backed Index	GSCITR	Goldman Sachs Commodity Total Return Index
CPI	Consumer Price Index	HICP	Harmonized Index of Consumer Prices
CPTFEMU	Eurozone HICP ex-Tobacco Index	LCDX	Liquid Credit Derivative Index
DJAIGCI	Dow Jones-AIG Commodity Index	MCDX	Municipal Bond Credit Derivative Index
DJAIGTR	Dow Jones-AIG Total Return Commodity Index	SPGCCLP	S&P GSCI Crude Oil Index
DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	SPGCCNTR	S&P GSCI Corn Index
DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	TUCPI	Turkey Consumer Price Index
DJUBS	Dow Jones-UBS Commodity Index	UKRPI	United Kingdom Retail Price Index
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	USSP	USD Swap Spread
DJUBSLI	Dow Jones-UBS Livestock Sub-Index

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	IBC	Insured Bond Certificate
BHAC	Berkshire Hathaway Assurance Corporation	MAIA	Michigan Association of Insurance Agents
CM	California Mortgage Insurance	MBIA	Municipal Bond Investors Assurance
CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corporation
FGIC	Financial Guaranty Insurance Co.	PSF	Public School Fund
FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
FHLMC	Federal Home Loan Mortgage Corporation	Radian	Radian Guaranty, Inc.
FNMA	Federal National Mortgage Association	ST	State
FSA	Financial Security Assurance, Inc.	VA	Department of Veterans Affairs
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GTD	Guaranteed

52	PIMCO Funds

(Unaudited)

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	MBS	Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	MSCI	Morgan Stanley Capital International
CLO	Collateralized Loan Obligation	NSERO	India National Stock Exchange Interbank Offer Rate
CMBS	Collateralized Mortgage-Backed Security	PRIBOR	Prague Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	REIT	Real Estate Investment Trust
CMO	Collateralized Mortgage Obligation	SIFMA	Securities Industry and Financial Markets Association
EURIBOR	Euro Interbank Offered Rate	SPDR	Standard & Poor's Depository Receipts
FFR	Federal Funds Rate	STIBOR	Stockholm Interbank Offered Rate
HIBOR	Hong Kong Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
ISDA	International Swaps and Derivatives Association, Inc.	TIIE	Tasa de Interés Interbancaria de Equilibrio
JIBOR	Johannesburg Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
JSC	Joint Stock Company	WTI	West Texas Intermediate
KLIBOR	Kuala Lumpur Interbank Offered Rate

Semiannual Report	September 30, 2009	53

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

54	PIMCO Funds

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements	(Unaudited)

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

Semiannual Report	September 30, 2009	55

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS Fund and PIMCO Fundamental IndexPLUS TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous

56	PIMCO Funds

(Unaudited)

Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also

Semiannual Report	September 30, 2009	57

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the

58	PIMCO Funds

(Unaudited)

Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the

Semiannual Report	September 30, 2009	59

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)	(Unaudited)

unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

60	PIMCO Funds

PIMCO Funds

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105-4800

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Shareholder Servicing Agent and Transfer Agent

Boston Financial Data Services

P.O. Box 8050

Boston, MA 02266

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

For Account Information

For PIMCO Funds account information contact your financial advisor, or if you receive account statements information directly from Allianz Global Investors, you can also call 1-800-426-0107. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ689SA_27143

Share Classes Institutional ■ P ■ Administrative ■ D	Semiannual Report September 30, 2009

Strategic Markets Bond Funds

All Asset Fund

All Asset All Authority Fund

EM Fundamental IndexPLUS TR Strategy Fund

Fundamental Advantage Total Return Strategy Fund

Fundamental IndexPLUS™ Fund

Fundamental IndexPLUS™ TR Fund

International StocksPLUS® TR Strategy Fund (Unhedged)

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Small Cap StocksPLUS® TR Fund

StocksPLUS® Fund

StocksPLUS® Long Duration Fund

StocksPLUS® Total Return Fund

StocksPLUS® TR Short Strategy Fund

Global Multi-Asset Fund

		Page

Chairman’s Letter		2
Important Information About the Funds		4
Benchmark Descriptions		20
Financial Highlights		22
Statements of Assets and Liabilities		34
Consolidated Statement of Assets and Liabilities		36
Statements of Operations		37
Consolidated Statement of Operations		39
Statements of Changes in Net Assets		40
Consolidated Statements of Changes in Net Assets		44
Statements of Cash Flows		45
Notes to Financial Statements		129
Glossary		146
Privacy Policy		147
Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements		148

FUND	Fund Summary	Schedule of Investments

All Asset Fund	6	46
All Asset All Authority Fund	7	47
EM Fundamental IndexPLUS™ TR Strategy Fund	8	49
Fundamental Advantage Total Return Strategy Fund	9	54
Fundamental IndexPLUS™ Fund	10	61
Fundamental IndexPLUS™ TR Fund	11	67
International StocksPLUS® TR Strategy Fund (Unhedged)	12	74
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13	80
Small Cap StocksPLUS® TR Fund	14	87
StocksPLUS® Fund	15	94
StocksPLUS® Long Duration Fund	16	101
StocksPLUS® Total Return Fund	17	108
StocksPLUS® TR Short Strategy Fund	18	115
Global Multi-Asset Fund	19	123

PIMCO has adopted written proxy voting policies and procedures (“Proxy Policy”) as required by Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Proxy Policy has been adopted by PIMCO Funds as the policies and procedures that PIMCO will use when voting proxies on behalf of the Funds. A description of the policies and procedures that PIMCO uses to vote proxies relating to portfolio securities of each Fund, and information about how each Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, are available without charge, upon request, by calling the Trust at 1-866-746-2606, on the Funds’ website at www.pimco-funds.com, and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PIMCO Funds files a complete schedule of each Fund’s portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. A copy of the Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and is available without charge, upon request, by calling the Trust at 1-866-746-2606 and on the Funds’ website at www.pimco-funds.com. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PIMCO Funds are distributed by Allianz Global Investors Distributors LLC, 1345 Avenue of the Americas, New York, NY 10105-4800, www.pimco-funds.com, (800) 927-4648.

The Semiannual Reports for the other series of the PIMCO Funds are printed separately.

Chairman’s Letter

Dear PIMCO Funds Shareholder:

Financial markets and the broader economy generally stabilized during the fiscal reporting period and most asset classes higher on the risk spectrum gained significantly from the lows reached in March 2009. Government policy initiatives, centered on unprecedented monetary stimulus and near zero short-term interest rates, were the primary contributors to improved economic stability and the recent market rally. However, the requirements for a sustained global economic recovery are complex and challenging. In the U.S. alone, consumer indebtedness is at a level greater than likely income potential and credit availability, unemployment remains high, and many major banking institutions continue to focus on rebuilding their balance sheet in lieu of lending to consumers and businesses. In this uncertain environment, we believe that an understanding of the many market risk factors is critical to both portfolio allocation and in determining the effectiveness of investment opportunities for our clients. As such, we remain focused and committed to guide our clients through the ongoing uncertainty, while continuing to stay at the forefront of risk management and market opportunities.

Highlights of the financial markets during the six-month reporting period include:

■

The Federal Reserve maintained a target range for the Federal Funds Rate of 0.00% to 0.25% and the Bank of England kept its key-lending rate at 0.50%, while the European Central Bank reduced its overnight rate to 1.00%. The Bank of Japan maintained its lending rate at 0.10%.

■

Yields on government bonds generally increased in most developed markets as investors moved into riskier asset classes. The yield on the ten-year U.S. Treasury note increased 0.64% to end the period at 3.31%. The Barclays Capital U.S. Aggregate Index, a widely used index of U.S. Treasury, investment-grade corporate and mortgage-backed securities, returned 5.59% for the reporting period.

■

Agency mortgage-backed securities (“MBS”) outperformed like-duration U.S. Treasury securities as the Federal Reserve’s MBS Purchase Program helped to compress mortgage yield premiums closer to pre-crisis levels. Non-Agency MBS (not backed by a U.S. Government guarantee) performed well due to expected demand from the Public-Private Investment Program (“PPIP”) as well as from renewed interest in riskier assets. Consumer asset-backed securities (“ABS”) also outperformed like-duration U.S. Treasury securities due to robust demand for assets issued through the Federal Reserve’s Term Asset-Backed Securities Loan Facility (“TALF”) and the re-emergence of unleveraged cash investors, such as pension funds and insurance companies.

■

Corporate bonds, primarily high-yield, represented one of the best performing fixed-income asset classes during the reporting period. Corporate bond premiums to U.S. Treasury securities continued to tighten and approached levels last seen in 2007 as fund flows into corporate bonds were strong and the supply of available bonds began to contract slightly after years of high single-digit growth. Performance was strongest in the financial sector, which gained from improved asset valuations, a continued profitable steep yield curve, and increased fee-based income from underwritings as capital markets revived during the reporting period.

2	PIMCO Funds	Strategic Markets Funds

■

Municipal bonds outperformed U.S. Treasury securities and municipal yield ratios moved back closer to historical averages after widening dramatically in 2008. Inflows into municipal funds remained strong amid heightened expectations for future tax increases and interest in municipal bonds as part of an individual’s asset allocations. The supply of new issue tax-exempt municipal bonds was relatively light as issuance was diverted into taxable Build America Bonds. The Barclays Capital Municipal Bond Index returned 9.38% for the reporting period.

■

U.S. Treasury Inflation-Protected Securities (“TIPS”) outperformed their nominal U.S. Treasury counterparts as the principal value of TIPS was adjusted higher due to positive inflation and the decline in real yields. The Barclays Capital U.S. TIPS Index returned 3.76% for the reporting period. Futures’ prices on most commodities recovered strongly, as measured by the Dow Jones-UBS Commodity Index Total Return, which returned 16.41% for the reporting period.

■

Emerging Markets (“EM”) bonds denominated in U.S. dollars outperformed U.S. Treasury securities as credit premiums tightened on most EM bonds amid an increase in risk appetite and positive flows into the EM sector. EM assets denominated in local currency also had strong returns led by monetary stimulus by most EM countries to counter the worldwide recession. EM currency appreciation aided performance of most EM local assets during the reporting period.

■

Equity markets worldwide trended higher, rebounding from lows reached in March 2009 as investors returned due to the low value of certain equities and the peak in the liquidation cycle. U.S. equities, as measured by the S&P 500 Index, returned 34.02% and international equities, as represented by the MSCI World Index, returned 41.81% for the reporting period.

On the following pages of this PIMCO Funds Semiannual Report, you will find specific details as to each Fund’s total return investment performance and a discussion of those factors that most affected performance.

Thank you again for the trust you have placed in us. We never take it lightly and will continue to work diligently to meet your investment needs. If you have any questions regarding any of your PIMCO Funds investments, please contact your account manager, or call one of our shareholder associates at 1-866-746-2606. We also invite you to visit our website at www.pimco-funds.com or our investment manager’s website at www.pimco.com.

Sincerely,

Brent R. Harris

President, and Chairman of the Board, PIMCO Funds

November 10, 2009

Past performance is no guarantee of future results. Unless otherwise noted, index returns reflect the reinvestment of income dividends and capital gains, if any, but do not reflect fees, brokerage commissions or other expenses of investing. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	3

Important Information About the Funds

This material is authorized for use only when preceded or accompanied by the current PIMCO Funds prospectuses. Investors should consider the investment objectives, risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

We believe that bond funds have an important role to play in a well-diversified investment portfolio. It is important to note, however, that in an environment where interest rates may trend upward, rising rates would negatively impact the performance of most bond funds, and fixed-income securities held by a Fund are likely to decrease in value. The price volatility of fixed-income securities can also increase during periods of rising interest rates resulting in increased losses to a Fund.

Bond funds and individual bonds with a longer duration (a measure of the expected life of a security) tend to be more sensitive to changes in interest rates, usually making them more volatile than securities or funds with shorter durations.

The Funds may be subject to various risks in addition to those described above. Some of these risks may include, but are not limited to, the following: interest rate risk, credit risk, high yield risk, market risk, issuer risk, liquidity risk, derivatives risk, commodity risk, equity risk, mortgage-related and other asset-backed risk, foreign (non-U.S.) investment risk, European specific risk, Far Eastern (excluding Japan) specific risk, Japanese specific risk, real estate risk, emerging markets risk, currency risk, issuer non-diversification risk, leveraging risk, smaller company risk, management risk, California state-specific risk, New York state-specific risk, municipal project-specific risk, short sale risk, tax risk, subsidiary risk, allocation risk and underlying fund risks. A complete description of these and other risks is contained in each Fund’s prospectus. The use of derivatives may subject the Funds to greater volatility than investments in traditional securities. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk, tax risk, and the risk that a fund could not close out a position when it would be most advantageous to do so. Funds investing in derivatives could lose more than the principal amount invested in these instruments. Investing in non-U.S. securities may entail risk due to non-U.S. economic and political developments; this risk may be increased when investing in emerging markets. High-yield bonds typically have a lower credit rating than other bonds. Lower-rated bonds generally involve a greater risk to principal than higher-rated bonds. Smaller companies may be more volatile than larger companies and may entail more risk. Concentrating investments in individual sectors may add additional risk and volatility compared to a diversified fund. The credit quality of a particular security or group of securities does not ensure the stability or safety of the overall portfolio.

The All Asset and the All Asset All Authority Funds invest in a portfolio of mutual funds. The cost of investing in these Funds will generally be higher than the cost of investing in a mutual fund that invests directly in individual stocks and bonds.

On each individual Fund Summary page in this Semiannual Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Each share class performance is net of fees and expenses—the Class P total expenses are 0.10% higher than the total expenses of the Institutional Share Class of the respective Fund; the Administrative Class total expenses are 0.25% higher than the total expenses of the Institutional Share Class of the respective Fund; the Class D total expenses are 0.40% higher than the total expenses of the Institutional Share Class of the respective Fund. The figures in the line graph are calculated at net asset value and assume the investment of $5,000,000 at the beginning of the first full month following the Fund’s Institutional Class inception. In addition to its benchmark, each Fund measures its performance against a Lipper Average, which is calculated by Lipper, Inc. (“Lipper”), a Reuters Company, and represents the total return performance averages of funds that are tracked by Lipper that have the same Fund Classification. Lipper does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class P, Administrative Class and Class D Shares, performance information shown is based on the performance of the Fund’s Institutional Class Shares. The prior Institutional Class performance has been adjusted to reflect the distribution and/or service fees and other expenses paid by the Class P, Administrative Class and Class D Shares respectively. The Class P Shares of the following Funds were first offered in (month/year): Fundamental IndexPLUS™ TR Fund (4/08), StocksPLUS® Total Return Fund (4/08), StocksPLUS Fund (4/08), All Asset Fund (4/08), Small Cap StocksPLUS® TR Fund (4/08), International StocksPLUS® TR Strategy Fund (Unhedged) (4/08), All Asset All Authority Fund (7/08) and Global Multi-Asset Fund (10/08). All other Funds in this Semiannual Report do not currently offer Class P, Administrative Class and Class D Shares. The Administrative Class Shares of the following Funds were first offered in (month/year): All Asset Fund (12/02), Fundamental IndexPLUS™ Fund (6/05), Fundamental IndexPLUS™ TR Fund (6/05) and StocksPLUS Fund (1/97), International StocksPLUS® TR Strategy Fund (Unhedged) (11/06). The Class D Share of the following Funds were first offered in (month/year): All Asset Fund (4/03), All Asset All Authority Fund (7/05), Fundamental Advantage Total Return Strategy Fund (7/08), Fundamental IndexPLUS™ Fund (12/06), Fundamental IndexPLUS™ TR Fund (6/05), International StocksPLUS® TR Strategy Fund (Unhedged) (11/06), International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) (10/03), Small Cap StocksPLUS® TR Fund (7/06), StocksPLUS® Fund (4/98), StocksPLUS® Total Return Fund (7/03), StocksPLUS® TR Short Strategy Fund (7/06), and Global Multi-Asset Fund (10/08). A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

4	PIMCO Funds	Strategic Markets Funds

An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

The following disclosure provides important information regarding each Fund’s Expense Example (“Example” or “Expense Example”), which appears on each Fund’s individual page in this Semiannual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees (Administrative Class and Class D only), and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for most funds is from April 1, 2009 to September 30, 2009.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense ratios may vary period to period because of various factors, such as an increase in expenses that are not covered by the management fees, such as fees and expenses of the independent trustees and their counsel, extraordinary expenses and interest expense.

Semiannual Report	September 30, 2009	5

PIMCO All Asset Fund

Institutional Class	PAAIX
Class P	PALPX
Administrative Class	PAALX
Class D	PASDX

Cumulative Returns Through September 30, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	25.9%
Investment Grade Corporate Bond Fund	13.0%
Real Return Fund	5.6%
Long-Term Credit Fund	5.6%
Fundamental Advantage Total Return Strategy Fund	5.5%
Other	44.4%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	Fund Inception (07/31/02)
PIMCO All Asset Fund Institutional Class	23.49%	10.41%	5.33%	8.54%
PIMCO All Asset Fund Class P	23.33%	10.38%	5.24%	8.44%
PIMCO All Asset Fund Administrative Class	23.28%	10.16%	5.07%	8.28%
PIMCO All Asset Fund Class D	23.28%	10.02%	4.74%	7.92%
Barclays Capital U.S. TIPS: 1-10 Year Index	3.57%	4.02%	4.65%	5.76%
Consumer Price Index + 500 Basis points	4.09%	3.77%	7.84%	7.80%
Lipper Flexible Portfolio Funds Average	23.02%	2.99%	4.53%	6.73%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.065% for the Institutional Class shares, 1.165% for Class P shares, 1.295% for the Administrative Class shares and 1.445% for Class D shares. Details regarding any Fund’s operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,234.92	$1,233.31	$1,232.79	$1,232.79	$1,023.87	$1,023.36	$1,022.61	$1,021.86
Expenses Paid During Period†	$1.34	$1.90	$2.74	$3.58	$1.22	$1.72	$2.48	$3.24

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.235% for Institutional Class, 0.335% for Class P, 0.485% for Administrative Class and 0.635% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The expense ratio excludes the expenses of the Underlying PIMCO Funds, which based upon allocation of the Fund’s assets among the Underlying PIMCO Funds are indirectly borne by the shareholders of the Fund. The Underlying PIMCO Fund expenses attributable to management fees are currently capped at 0.64% of the total assets invested in Underlying PIMCO Funds. The annualized expense ratio of 0.235% for Institutional Class, 0.335% for P, 0.485% for Administrative Class and 0.635% for Class D reflects net annualized expenses after application of an expense recoupment of 0.01%.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset All Authority Fund, PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement® Funds).

»

Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, benefited performance as the Underlying PIMCO Fund outperformed the Barclays Capital U.S. TIPS 1-10 Year Index (the “benchmark index”) during the period.

»

Significant allocations to long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, benefited performance versus the benchmark as longer-maturity U.S. TIPS outperformed the shorter-maturity U.S. TIPS in the benchmark index.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, benefited performance as both Underlying PIMCO Funds outperformed the benchmark index.

»	Exposure to U.S. dollar-denominated emerging market bonds, through the PIMCO Emerging Markets Fund, benefited performance as the Underlying PIMCO Fund outperformed the benchmark index.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as the Underlying PIMCO Fund outperformed the benchmark index.

»

Exposure to equity strategies, primarily through the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund and the PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged), benefited performance as equities gained more than the benchmark index.

6	PIMCO Funds	Strategic Markets Funds

PIMCO All Asset All Authority Fund

Institutional Class	PAUIX
Class P	PAUPX
Class D	PAUDX

Cumulative Returns Through September 30, 2009

PIMCO Funds Allocation‡

Real Return Asset Fund	19.5%
StocksPLUS® TR Short Strategy Fund	12.9%
Investment Grade Corporate Bond Fund	11.1%
Total Return Fund	10.4%
Fundamental Advantage Total Return Strategy Fund	7.8%
Other	38.3%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	Fund Inception (10/31/03)
PIMCO All Asset All Authority Fund Institutional Class	20.20%	14.12%	6.96%	7.76%
PIMCO All Asset All Authority Fund Class P	20.17%	13.96%	6.76%	7.56%
PIMCO All Asset All Authority Fund Class D	19.89%	13.62%	6.35%	7.13%
S&P 500 Index	34.02%	-6.91%	1.02%	2.14%
Consumer Price Index + 650 Basis points	4.87%	5.33%	9.46%	9.51%
Lipper Flexible Portfolio Funds Average	23.02%	2.99%	4.53%	5.23%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 1.53% for the Institutional Class shares, 1.56% for Class P shares, and 1.93% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,201.96	$1,201.70	$1,198.87	$1,022.76	$1,022.26	$1,020.76
Expenses Paid During Period†	$2.54	$3.09	$4.74	$2.33	$2.84	$4.36

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.46% for Institutional Class, 0.56% for Class P, and 0.86% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The underlying Fund expenses attributable to management fees indirectly borne by the Fund are currently capped at 0.69% of total assets.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO All Asset All Authority Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management, by investing under normal circumstances substantially all of its assets in Institutional Class shares of the Underlying PIMCO Funds (i.e., any of the PIMCO Funds, except the PIMCO All Asset Fund, PIMCO Global Multi-Asset Fund, and the PIMCO RealRetirement® Funds).

»

An allocation to the PIMCO StocksPLUS® Short Strategy Fund detracted from performance due to the Underlying PIMCO Fund’s short exposure to the S&P 500 Index (the “benchmark index”), which gained over the period.

»	Exposure to investment-grade credit, via the PIMCO Investment Grade Corporate Bond Fund, detracted from performance as the Underlying PIMCO Fund underperformed the benchmark index during the period.

»

Significant allocations to long-maturity U.S. Treasury Inflation-Protected Securities (“TIPS”), primarily through the PIMCO Real Return Asset Fund, detracted from performance versus the benchmark index as the Underlying PIMCO Fund underperformed the benchmark index.

»

Exposure to emerging market currencies and locally-issued emerging market bonds, through the PIMCO Developing Local Markets Fund and the PIMCO Emerging Local Bond Fund, detracted from performance as both Underlying PIMCO Funds underperformed the benchmark index.

»	Exposure to commodities, through the PIMCO CommodityRealReturn Strategy Fund®, detracted from performance as the Underlying PIMCO Fund underperformed the benchmark index.

»	An allocation to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund benefited performance as the Underlying PIMCO Fund outperformed the benchmark index.

Semiannual Report	September 30, 2009	7

PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	35.4%
U.S. Government Agencies	32.5%
Corporate Bonds & Notes	26.4%
Foreign Currency-Denominated Issues	2.5%
Short-Term Instruments	0.2%
Other	3.0%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

Institutional Class	PEFIX

Cumulative Total Return for the period September 30, 2009
	6 Months*	Fund Inception (11/26/08)
PIMCO EM Fundamental IndexPLUS TR Strategy Fund Institutional Class	78.44%	97.96%
FTSE RAFI® Emerging Markets Index	68.18%	79.77	%**
MSCI Emerging Markets Index	62.90%	77.27	%**
Lipper Emerging Markets Funds Average	66.32%	73.73	%**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumlative total return since 11/30/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/31/09, as supplemented to date, is 1.25% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,784.45	$1,018.80
Expenses Paid During Period†	$8.73	$6.33

† Expenses are equal to the net annualized expense ratio for the class (1.25% for Institutional Class), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund seeks to exceed the total return of the FTSE RAFI® Emerging Markets Index (the “Index”) and the MSCI Emerging Markets Index (the “Secondary Index”) by investing under normal circumstances in derivatives based on the Enhanced RAFI® Emerging Markets Fundamental Index, an enhanced, performance calibrated version of the Index, backed by a diversified short to intermediate duration portfolio comprised of fixed-income instruments, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

»	The Fund’s exposure to domestic equity markets, through equity index derivatives, added to absolute performance as the Enhanced RAFI® Emerging Markets Fundamental Index rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

8	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental Advantage Total Return Strategy Fund

Institutional Class	PFATX
Class D	PFSDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	44.1%
Corporate Bonds & Notes	31.4%
Short-Term Instruments	8.6%
U.S. Government Agencies	7.9%
Asset-Backed Securities	3.1%
Other	4.9%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	Fund Inception (02/29/08)
PIMCO Fundamental Advantage Total Return Strategy Fund Institutional Class	22.83%	22.90%	11.27%
PIMCO Fundamental Advantage Total Return Strategy Fund Class D	22.30%	22.19%	10.66%
3 Month LIBOR Index	0.46%	1.77%	2.25%
Lipper Equity Market Neutral Funds Average	6.35%	0.95%	-2.54%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s Institutional Class and Class D current prospectus dated 10/01/09, as supplemented to date, is 1.48% for the Institutional Class shares and 2.75% for the Class D share. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class D	Institutional Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,228.31	$1,222.99	$1,020.36	$1,018.50
Expenses Paid During Period†	$5.25	$7.30	$4.76	$6.63

† Expenses are equal to the net annualized expense ratio for the class (0.94% for Institutional Class and 1.31% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental Advantage Total Return Strategy Fund seeks maximum total return, consistent with prudent investment management, by investing under normal circumstances in derivatives providing long exposure to Enhanced RAFI® 1000 and short exposure to the S&P 500 Index, backed by a diversified portfolio of short and intermediate maturity fixed-income instruments.

»	The Fund’s long-short equity exposure added to returns as the Enhanced RAFI® 1000 outperformed the S&P 500 Index for the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

Semiannual Report	September 30, 2009	9

PIMCO Fundamental IndexPLUS™ Fund

Institutional Class	PFPIX
Administrative Class	PFPAX
Class D	PFPDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	25.7%
Corporate Bonds & Notes	20.0%
Short-Term Instruments	18.2%
Mortgage-Backed Securities	16.4%
U.S. Government Agencies	12.5%
Other	7.2%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional or Administrative Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ Fund Institutional Class	68.83%	-1.90%	-1.63%
PIMCO Fundamental IndexPLUS™ Fund Administrative Class	68.39%	-2.10%	-1.87%
PIMCO Fundamental IndexPLUS™ Fund Class D	68.31%	-2.34%	-2.00%
FTSE RAFI® 1000 Index	62.92%	6.32%	2.04%
S&P 500 Index	34.02%	-6.91%	-0.69%
Lipper Specialty Diversified Equity Funds Average	26.98%	1.04%	1.42%

*	Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.19% for the Institutional Class shares, 1.45% for the Administrative Class shares and 1.71% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Administrative Class	Class D	Institutional Class	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,688.34	$1,683.85	$1,683.15	$1,021.26	$1,020.00	$1,019.25
Expenses Paid During Period†	$5.12	$6.80	$7.80	$3.85	$5.11	$5.87

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.76% for Institutional Class, 1.01% for Administrative Class and 1.16% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ Fund seeks total return, which exceeds that of the FTSE RAFI® 1000 Index, by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced performance recalibrated version of the FTSE RAFI® 1000 Index, backed by a portfolio of short-term fixed-income instruments.

»	The Fund’s exposure to domestic equity markets, through equity index derivatives, added to absolute performance as the Enhanced RAFI® 1000 rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the two-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

10	PIMCO Funds	Strategic Markets Funds

PIMCO Fundamental IndexPLUS™ TR Fund

Institutional Class	PXTIX
Class P	PIXPX
Administrative Class	PXTAX
Class D	PIXDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	54.1%
Corporate Bonds & Notes	22.0%
Mortgage-Backed Securities	8.2%
Short-Term Instruments	4.1%
Foreign Currency-Denominated Issues	3.7%
Other	7.9%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (06/30/05)
PIMCO Fundamental IndexPLUS™ TR Fund Institutional Class	73.03%	12.16%	1.93%
PIMCO Fundamental IndexPLUS™ TR Fund Class P	72.82%	12.13%	1.81%
PIMCO Fundamental IndexPLUS™ TR Fund Administrative Class	72.56%	11.83%	1.65%
PIMCO Fundamental IndexPLUS™ TR Fund Class D	72.44%	11.69%	1.51%
FTSE RAFI® 1000 Index	62.92%	6.32%	2.04%
S&P 500 Index	34.02%	-6.91%	-0.69%
Lipper Specialty Diversified Equity Funds Average	26.98%	1.04%	1.42%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.60% for the Institutional Class shares, 1.73% for Class P shares, 1.91% for the Administrative Class shares and 2.07% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

The FTSE Research Affiliates Fundamental Indexes (“RAFI”) are calculated by FTSE International Limited (“FTSE”) in conjunction with Research Affiliates LLC (“RA”). All rights and interests in the FTSE RAFI indexes vest in FTSE. All rights in and to the RA fundamental weighting methodology used in the calculation of the FTSE RAFI indexes vest in RA. “FTSE” is a trademark of the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. “Research Affiliates”, “Fundamental Index” and “RAFI” are trademarks of RA. Except to the extent disallowed by applicable law, neither FTSE nor RA shall be liable (including in negligence) for any loss arising out of use of the FTSE Research Affiliates Fundamental Indexes by any person.

The FTSE RAFI® 1000 Index has a Patent Pending by Research Affiliates, LLC; Publ. No. US-2005-0171884-A1.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,730.29	$1,728.22	$1,725.57	$1,724.42	$1,019.65	$1,019.80	$1,018.50	$1,017.75
Expenses Paid During Period†	$7.39	$7.18	$8.95	$9.97	$5.47	$5.32	$6.63	$7.38

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (1.08% for Institutional Class, 1.05% for Class P, 1.31% for Administrative Class and 1.46% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Fundamental IndexPLUS™ TR Fund seeks total return, which exceeds that of the FTSE RAFI® 1000 Index (the “Index”), by investing under normal circumstances in derivatives based on Enhanced RAFI® 1000, an enhanced, performance recalibrated version of the Index, backed by a portfolio of short and intermediate maturity fixed-income instruments.

»	The Fund’s exposure to domestic equity markets, through equity index derivatives, added to absolute performance as the Enhanced RAFI® 1000 rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

Semiannual Report	September 30, 2009	11

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

Institutional Class	PSKIX
Class P	PPLPX
Administrative Class	PSKAX
Class D	PPUDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	29.2%
U.S. Treasury Obligations	23.0%
U.S. Government Agencies	21.4%
Short-Term Instruments	12.5%
Mortgage-Backed Securities	5.7%
Other	8.2%

‡ % of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (11/30/06)
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Institutional Class	71.09%	15.04%	-2.98%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class P	70.87%	14.86%	-3.07%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Administrative Class	70.81%	14.69%	-3.24%
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) Class D	70.68%	14.62%	-3.47%
MSCI EAFE Net Dividend Index (USD Unhedged)	49.85%	3.24%	-6.07%
Lipper International Multi-Cap Core Funds Average	48.74%	2.86%	-5.50%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.68% for the Institutional Class shares, 1.73% for Class P shares, 1.94% for the Administrative Class shares and 2.08% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,710.87	$1,708.69	$1,708.06	$1,706.78	$1,021.76	$1,021.36	$1,020.51	$1,019.75
Expenses Paid During Period†	$4.49	$5.02	$6.18	$7.19	$3.35	$3.75	$4.61	$5.37

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.66% for Institutional Class, 0.74% for Class P, 0.91% for Administrative Class and 1.06% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (Unhedged) seeks to exceed the total return of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s exposure to international equity markets, through equity index derivatives, added to absolute performance as the MSCI EAFE Net Dividend Index (USD Unhedged) rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

12	PIMCO Funds	Strategic Markets Funds

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

Institutional Class	PISIX
Class D	PIPDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	35.2%
U.S. Treasury Obligations	23.5%
Corporate Bonds & Notes	16.0%
Mortgage-Backed Securities	9.5%
Short-Term Instruments	7.1%
Exchange-Traded Funds	3.2%
Other	5.5%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	Fund Inception (10/30/03)
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Institutional Class	57.28%	19.25%	7.37%	8.21%
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) Class D	57.05%	18.72%	6.93%	7.73%
MSCI EAFE Net Dividend Hedged USD Index	35.07%	0.93%	5.01%	5.73%	**
Lipper International Multi-Cap Core Funds Average	48.74%	2.86%	6.47%	7.50%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 10/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio is as stated in the Fund’s current Institutional Class and Class D prospectus dated 10/01/09, as supplemented to date, is 2.46% for the Institutional Class shares and 2.98% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class D	Institutional Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,572.76	$1,570.53	$1,019.50	$1,018.35
Expenses Paid During Period†	$7.16	$8.63	$5.62	$6.78

† Expenses are equal to the net annualized expense ratio for the class (1.11% for Institutional and 1.34% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged) seeks to exceed the total return of its benchmark index, consistent with prudent investment management, by investing under normal circumstances in non-U.S. equity derivatives, backed by a portfolio of fixed-income instruments.

»

Portfolios managed to a U.S. dollar hedged benchmark are primarily hedged to the U.S. dollar. On a total return basis, portfolios that are hedged to the U.S. dollar generally underperformed unhedged portfolios over the period, as the U.S. dollar underperformed most major currencies.

»	The Fund’s exposure to international equity markets, through equity index derivatives, added to absolute performance as the MSCI EAFE Net Dividend Hedged USD Index rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

Semiannual Report	September 30, 2009	13

PIMCO Small Cap StocksPLUS® TR Fund

Institutional Class	PSCSX
Class P	PCKPX
Class D	PCKDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	46.2%
Corporate Bonds & Notes	27.4%
Short-Term Instruments	12.7%
U.S. Treasury Obligations	7.0%
Foreign Currency-Denominated Issues	2.4%
Other	4.3%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (03/31/06)
PIMCO Small Cap StocksPLUS® TR Fund Institutional Class	65.54%	4.73%	0.05%
PIMCO Small Cap StocksPLUS® TR Fund Class P	66.25%	5.13%	0.10%
PIMCO Small Cap StocksPLUS® TR Fund Class D	65.78%	4.61%	-0.24%
Russell 2000® Index	43.94%	-9.56%	-5.22%
Lipper Specialty Diversified Equity Funds Average	26.98%	1.04%	0.71%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/09, as supplemented to date, is 1.02% for the Institutional Class shares, 1.15% for Class P shares and 1.58% for Class D. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,655.42	$1,662.52	$1,657.75	$1,020.56	$1,020.05	$1,018.65
Expenses Paid During Period†	$5.99	$6.67	$8.53	$4.56	$5.06	$6.48

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.90% for Institutional Class, 1.00% for Class P and 1.28% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Small Cap StocksPLUS® TR Fund seeks to exceed the total return of the Russell 2000® Index by investing under normal circumstances in Russell 2000® Index derivatives, backed by a diversified portfolio of fixed-income instruments actively managed by PIMCO.

»	The Fund’s exposure to domestic equity markets, through equity index derivatives, added to absolute performance as the Russell 2000 Index rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

14	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Fund

Institutional Class	PSTKX
Class P	PSKPX
Administrative Class	PPLAX
Class D	PSPDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Short-Term Instruments	29.4%
Corporate Bonds & Notes	19.3%
U.S. Government Agencies	16.0%
U.S. Treasury Obligations	14.2%
Mortgage-Backed Securities	7.7%
Asset-Backed Securities	5.6%
Other	7.8%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class, Administrative Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	10 Years	Fund Inception (05/13/93)
PIMCO StocksPLUS® Fund Institutional Class	49.39%	-2.16%	-0.16%	-0.32%	7.68%
PIMCO StocksPLUS® Fund Class P	49.39%	-2.18%	-0.18%	-0.30%	7.69%
PIMCO StocksPLUS® Fund Administrative Class	49.17%	-2.31%	-0.40%	-0.61%	7.35%
PIMCO StocksPLUS® Fund Class D	49.27%	-2.47%	-0.56%	-0.82%	7.18%
S&P 500 Index	34.02%	-6.91%	1.02%	-0.15%	7.54%	**
Lipper Large-Cap Core Funds Average	33.67%	-5.89%	1.13%	0.20%	6.85%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 04/30/93.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P, Administrative Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.10% for the Institutional Class shares, 1.23% for Class P shares, 1.31% for the Administrative Class shares and 1.53% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance				Hypothetical Performance
					(5% return before expenses)
	Institutional Class	Class P	Administrative Class	Class D	Institutional Class	Class P	Administrative Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,493.93	$1,493.93	$1,491.70	$1,492.67	$1,022.16	$1,021.91	$1,020.91	$1,020.16
Expenses Paid During Period†	$3.63	$3.94	$5.18	$6.12	$2.94	$3.19	$4.20	$4.96

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.58% for Institutional Class, 0.63% for Class P, 0.83% for Administrative Class and 0.98% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s exposure to domestic equity markets through equity index derivatives added to absolute performance as the S&P 500 Index rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the two-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

Semiannual Report	September 30, 2009	15

PIMCO StocksPLUS® Long Duration Fund

Institutional Class	PSLDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Corporate Bonds & Notes	42.9%
U.S. Treasury Obligations	28.3%
U.S. Government Agencies	13.2%
Short-Term Instruments	11.3%
Municipal Bonds & Notes	2.4%
Other	1.9%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $5,000,000.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	Fund Inception (08/31/07)
PIMCO StocksPLUS® Long Duration Fund Institutional Class	48.23%	8.99%	-7.21%
S&P 500 Index	34.02%	-6.91%	-12.70%
S&P 500 Index + Barclays Capital Long-Term Government/Credit Index – 3 Month LIBOR	48.43%	5.94%	-9.03%
Lipper Specialty Diversified Equity Funds Average	26.98%	1.04%	-3.90%

* Cumulative return. All Fund returns are net of fees and expenses.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class prospectus dated 10/01/09, as supplemented to date, is 0.81% for the Institutional Class shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance	Hypothetical Performance
		(5% return before expenses)
	Institutional Class	Institutional Class

Beginning Account Value (04/01/09)	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,482.31	$1,022.11
Expenses Paid During Period†	$3.67	$2.99

† Expenses are equal to the net annualized expense ratio of 0.59% for Institutional Class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Long Duration Fund seeks total return, which exceeds that of its benchmarks (the S&P 500 Index and a secondary blended index as described in the Prospectus), consistent with prudent investment management, by investing under normal circumstances in S&P 500 Index derivatives, backed by a diversified portfolio of long-term fixed-income instruments.

»

The Fund’s primary benchmark index is the S&P 500 Index and the Fund’s secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Capital Long Government/Credit Index and subtracting 3-Month LIBOR.

»

Compared to the secondary benchmark index, duration (or sensitivity to changes in market interest rates) positioning detracted from relative performance. An average above-index duration during the period detracted from performance as yields rose across most maturities.

»	A curve-steepening bias relative to the secondary benchmark index benefited performance as the 2- to 30-year U.S. Treasury yield spread steepened.

»	An allocation to interest rate swaps, compared to the secondary benchmark index, benefited relative performance as swap spreads narrowed.

»	An overweight to long-Agency debentures benefited performance as they outperformed like-duration U.S. Treasuries over the period.

»

During the reporting period, exposure to the Singapore dollar and the Brazilian real benefited performance as these currencies appreciated versus the U.S. dollar. Additionally, exposure to a basket of emerging market currencies added value as they appreciated versus the U.S. dollar.

»

A below-benchmark allocation to corporate securities, compared to the secondary benchmark index, detracted from performance as corporate securities outperformed like-duration U.S. Treasuries during the period.

»	Compared to the secondary benchmark index, an out-of-benchmark allocation to mortgage-backed securities (“MBS”) benefited performance as MBS outperformed U.S. Treasuries during the reporting period.

16	PIMCO Funds	Strategic Markets Funds

PIMCO StocksPLUS® Total Return Fund

Institutional Class	PSPTX
Class P	PTOPX
Class D	PSTDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Government Agencies	40.6%
Corporate Bonds & Notes	24.8%
Short-Term Instruments	9.8%
U.S. Treasury Obligations	7.1%
Mortgage-Backed Securities	6.2%
Other	11.5%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009

	6 Months*	1 Year	5 Years	Fund Inception (06/28/02)
PIMCO StocksPLUS® Total Return Fund Institutional Class	54.96%	1.87%	1.06%	4.23%
PIMCO StocksPLUS® Total Return Fund Class P	54.96%	1.85%	1.03%	4.20%
PIMCO StocksPLUS® Total Return Fund Class D	54.77%	1.61%	0.69%	3.86%
S&P 500 Index	34.02%	-6.91%	1.02%	2.92%	**
Lipper Large-Cap Core Funds Average	33.67%	-5.89%	1.13%	2.65%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 06/30/02.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 2.56% for the Institutional Class shares, 2.55% for Class P shares and 2.94 for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,549.59	$1,549.59	$1,547.72	$1,021.36	$1,021.16	$1,019.35
Expenses Paid During Period†	$4.73	$4.99	$7.28	$3.75	$3.95	$5.77

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.74% for Institutional Class, 0.78% for Class P and 1.14% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® Total Return Fund seeks to exceed the total return of the S&P 500 Index by investing under normal circumstances in S&P 500 Index derivatives, backed by a portfolio of fixed-income instruments.

»	The Fund’s exposure to domestic equity markets, through equity index derivatives, added to absolute performance as the S&P 500 Index rose sharply over the period.

»	Within the fixed-income portfolio backing the equity derivatives, a yield advantage over LIBOR provided a source of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

Semiannual Report	September 30, 2009	17

PIMCO StocksPLUS® TR Short Strategy Fund

Institutional Class	PSTIX
Class D	PSSDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

U.S. Treasury Obligations	41.1%
Corporate Bonds & Notes	25.9%
U.S. Government Agencies	14.5%
Short-Term Instruments	10.8%
Mortgage-Backed Securities	2.7%
Other	5.0%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Average Annual Total Return for the period ended September 30, 2009
	6 Months*	1 Year	5 Years	Fund Inception (07/23/03)
PIMCO StocksPLUS® TR Short Strategy Fund Institutional Class	-18.80%	13.96%	4.64%	5.17%
PIMCO StocksPLUS® TR Short Strategy Fund Class D	-18.90%	13.30%	4.18%	4.71%
S&P 500 Index	34.02%	-6.91%	1.02%	3.11%	**
Inverse of S&P 500 Index	-26.92%	-0.93%	-3.47%	-5.12%	**
Lipper Dedicated Short Bias Funds Average	-38.52%	-32.21%	-9.30%	-9.97%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Average annual total return since 07/31/03.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 7 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class and Class D prospectus dated 10/01/09, as supplemented to date, is 1.43% for the Institutional Class shares and 2.40% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Effective July 31, 2009, the Fund selected the S&P 500 Index as its primary benchmark in replacement of the Inverse of the S&P 500 Index, which the Fund retains as its secondary benchmark. This change was made because, the Fund added the S&P 500 Index to facilitate a comparison of the Fund’s performance to the S&P 500 Index.

The out performance of this Fund relative to its benchmark since inception is influenced by the Fund’s use of investment strategies that attempt to profit from pricing inefficiencies in the various markets in which the Fund may invest. The strategies were employed shortly after the inception of the Fund and have not been employed in the last several years. Specifically, market conditions had temporarily allowed the Fund to simultaneously purchase and sell equivalent stock index futures contracts in two markets to benefit from a discrepancy in their prices. There can be no assurance nor is there any expectation that the Fund will be able to implement these or similar strategies in the future. Past performance is no guarantee of future results, and the Fund’s performance since inception should not be expected to continue in the future.

Expense Example	Actual Performance		Hypothetical Performance
			(5% return before expenses)
	Institutional Class	Class D	Institutional Class	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$811.96	$811.01	$1,021.61	$1,019.50
Expenses Paid During Period†	$3.13	$5.04	$3.50	$5.62

† Expenses are equal to the net annualized expense ratio of 0.69% for Institutional Class and 1.11% for Class D, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO StocksPLUS® TR Short Strategy Fund seeks total return through the implementation of short investment positions on the S&P 500 (the “Index”) by investing primarily in short positions with respect to the Index or specific Index securities, backed by a portfolio of fixed-income instruments, such that the Fund’s net asset value is generally expected to vary inversely to the value of the Index, subject to certain limitations.

»	The Fund’s short exposure to domestic equity markets, through equity index derivatives, significantly detracted from absolute performance as the S&P 500 Index rose sharply over the period.

»

Within the fixed-income portfolio backing the equity derivatives, a significant yield as well as the receipt of a LIBOR-based financing rate provided two sources of incremental income for the Fund, which benefited performance.

»	Duration exposure (or sensitivity to changes in market interest rates) detracted from returns as the yield on the ten-year U.S. Treasury increased.

»	Allocations to corporate bonds benefited performance as these securities significantly outperformed like-duration U.S. Treasuries.

»	Exposure to Agency mortgage-backed securities (“MBS”) added to returns as fixed-rate Agency MBS outperformed like-duration U.S. Treasuries.

»	Holdings in non-Agency MBS benefited performance as these securities generally experienced positive price returns over the period.

18	PIMCO Funds	Strategic Markets Funds

PIMCO Global Multi-Asset Fund

Institutional Class	PGAIX
Class P	PGAPX
Class D	PGMDX

Cumulative Returns Through September 30, 2009

Allocation Breakdown‡

Short-Term Instruments	25.3%
U.S. Treasury Obligations	14.7%
Corporate Bonds & Notes	14.6%
StocksPLUS® Fund	9.7%
Total Return Fund	7.1%
Global Advantage Strategy Bond Fund	6.8%
Exchange-Traded Funds	6.0%
Other	15.8%
‡	% of Total Investments as of 09/30/09

$5,000,000 invested at the beginning of the first full month following the inception of the Institutional Class.

The minimum initial investment amount for Institutional Class or Class P Shares is $5,000,000.

The minimum initial investment amount for Class D Shares is $1,000.

Cumulative Total Return for the period ended September 30, 2009

	6 Months*	Fund Inception (10/29/08)
PIMCO Global Multi-Asset Fund Institutional Class	21.37%	16.78%
PIMCO Global Multi-Asset Fund Class P	21.36%	16.75%
PIMCO Global Multi-Asset Fund Class D	20.95%	16.22%
MSCI World Index	41.81%	24.88%	**
60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	26.38%	20.52%	**
Lipper Global Flexible Portfolio Funds Average	27.83%	19.98%	**

* Cumulative return. All Fund returns are net of fees and expenses.

** Cumulative total return since 10/31/08.

Performance quoted represents past performance. Past performance is no guarantee of future results. Current performance may be lower or higher than performance shown. Investment return and the principal value of an investment will fluctuate. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Shares may be worth more or less than original cost when redeemed. Until 05/01/09, a redemption fee of 2% may have applied to shares that are redeemed or exchanged within 30 days of acquisition. Performance shown does not reflect any applicable redemption fees and would be lower if it did. Redemption fees are paid to and retained by the Fund and are not sales charges. Effective 05/01/09, the Fund no longer imposes a redemption fee. The Fund’s total annual operating expense ratio as stated in the Fund’s current Institutional Class, Class P and Class D prospectus dated 10/01/09, as supplemented to date, is 1.49% for the Institutional Class shares, 1.59% for Class P shares and, 2.09% for Class D shares. Details regarding any Fund’s redemption fees or operating expenses can be found in the Fund’s prospectus. Performance data current to the most recent month-end is available at www.pimco-funds.com or by calling (800) 927-4648.

Expense Example	Actual Performance			Hypothetical Performance
				(5% return before expenses)
	Institutional Class	Class P	Class D	Institutional Class	Class P	Class D
Beginning Account Value (04/01/09)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (09/30/09)	$1,213.67	$1,213.61	$1,209.53	$1,021.26	$1,020.36	$1,018.25
Expenses Paid During Period†	$4.22	$5.22	$7.53	$3.85	$4.76	$6.88

† For each class of the Fund, expenses are equal to the net annualized expense ratio for the class (0.76% for Institutional Class, 0.94% for Class P and 1.36% for Class D), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The annualized expense ratio of 0.76% for Institutional, 0.94% for Class P and 1.36% for Class D reflect net annualized expenses after application of an expense waiver of 0.19%, 0.11% and 0.19% for Institutional Class, Class P and Class D, respectively.

Please refer to page 5 herein for an explanation of the information presented in the above Expense Example.

Portfolio Insights

»

The PIMCO Global Multi-Asset Fund seeks total return, which exceeds that of a blend of 60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index, by investing under normal circumstances in a combination of affiliated and unaffiliated funds, which may or may not be registered under the Investment Company Act of 1940, fixed-income instruments, equity securities, forwards and derivatives.

»	The Fund’s primary benchmark index, the MSCI World Index, produced positive total returns, as the global equity markets rallied over the period.

»	Exposure to emerging markets equities, primarily through a total return swap on the MSCI Emerging Markets Index, benefited performance as the MSCI Emerging Markets Index posted positive total returns.

»	Exposure to commodities, primarily through the PIMCO CommodityRealReturn Strategy Fund®, benefited performance as commodities posted positive returns for the period.

»

An allocation to Real Estate Investment Trusts (“REITs”), primarily through the PIMCO RealEstateRealReturn Strategy Fund, benefited performance as the underlying PIMCO Fund posted positive returns over the period.

»	An underweight to U.S. credit spread duration detracted from performance as spreads over U.S. Treasuries narrowed during the period.

»	An underweight to U.S. equities relative to the primary benchmark index detracted from performance as U.S. equities posted positive returns over the period.

»	An overweight to duration (or sensitivity to changes in market interest rates) detracted from performance as the ten-year U.S. Treasury yield rose during the period.

Semiannual Report	September 30, 2009	19

Benchmark Descriptions

Index	Description

3 Month LIBOR Index	3 Month LIBOR Index. LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index	60% MSCI World Index/40% Barclays Capital U.S. Aggregate Index. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index. The Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital Municipal Bond Index	Barclays Capital Municipal Bond Index consists of a broad selection of investment- grade general obligation and revenue bonds of maturities ranging from one year to 30 years. It is an unmanaged index representative of the tax-exempt bond market. The index is made up of all investment grade municipal bonds issued after
December 31, 1990 having a remaining maturity of at least one year. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS Index	Barclays Capital U.S. TIPS Index is an unmanaged market index comprised of all U.S. Treasury Inflation Protected Securities rated investment grade (Baa3 or better), have at least one year to final maturity, and at least $250 million par amount outstanding. Performance data for this index prior to October 1997 represents returns of the Barclays Capital Inflation Notes Index. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Barclays Capital U.S. TIPS: 1-10 Year Index	Barclays Capital U.S. TIPS: 1-10 Year Index is an unmanaged market index comprised of U.S. Treasury Inflation Protected securities having a maturity of at least 1 year and less than 10 years. It is not possible to invest directly in an unmanaged index. Prior to November 1, 2008, this index was published by Lehman Brothers.

Consumer Price Index + 500 Basis Points	CPI + 500 Basis Points benchmark is created by adding 5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Consumer Price Index + 650 Basis Points	CPI + 650 Basis Points benchmark is created by adding 6.5% to the annual percentage change in the Consumer Price Index (“CPI”). This index reflects non-seasonally adjusted returns. The Consumer Price Index is an unmanaged index representing the rate of inflation of the U.S. consumer prices as determined by the US Department of Labor Statistics. There can be no guarantee that the CPI or other indexes will reflect the exact level of inflation at any given time. It is not possible to invest directly in an unmanaged index.

Dow Jones-UBS Commodity Index Total Return	Dow Jones-UBS Commodity Index Total Return is an unmanaged index composed of futures contracts on 19 physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. It is not possible to invest directly in an unmanaged index.

20	PIMCO Funds	Strategic Markets Funds

Index	Description

FTSE RAFI® 1000 Index	FTSE RAFI® 1000 Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of nonmarket cap weighted indices, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalization. These factors include dividends, cash flow, sales and book value. The FTSE RAFI US 1000 Index comprises the largest 1000 US-listed companies by fundamental value, selected from the constituents of the FTSE US All Cap Index, part of the FTSE Global Equity Index Series (GEIS). The total return index calculations add the income a stock’s dividend provides to the performance of the index. It is not possible to invest directly in an unmanaged index.

FTSE RAFI® Emerging Markets Index	The FTSE RAFI® Emerging Markets Index is part of the FTSE RAFI Index Series, launched in association with Research Affiliates. As part of FTSE Group’s range of non market-cap weighted indexes, the FTSE RAFI Index Series weights index constituents using four fundamental factors, rather than market capitalisation. These factors include dividends, cash flow, sales and book value. The FTSE RAFI Emerging Markets Index is designed to provide investors with a tool to enable investment in emerging markets whilst using fundamental weightings methodology. The FTSE RAFI Emerging Markets Index consists of the 350 companies with the largest RAFI fundamental values, selected from the constituents of the FTSE Emerging Markets Index.

Inverse of S&P 500 Index	Inverse of S&P 500 Index is the negative equivalent of the return of the S&P 500 Index. The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market It is not possible to invest directly in an unmanaged index.

S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR	S&P 500 Index + Barclays Capital Long-Term Government/Credit Index - 3 Month LIBOR: The benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Barclays Capital Long-Term Government/Credit Index and subtracting 3-Month LIBOR. S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. The Barclays Capital Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. Prior to November 1, 2008, this index was published by Lehman Brothers. The 3 Month LIBOR (London Intrabank Offered Rate) is an average interest rate, determined by the British Bankers Association, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. It is not possible to invest directly in an unmanaged index.

MSCI EAFE Net Dividend Hedged USD Index	MSCI EAFE Net Dividend Hedged USD Index is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a hedged basis. It is not possible to invest directly in the index.

MSCI EAFE Net Dividend Index (USD Unhedged)	MSCI EAFE Net Dividend Index (USD Unhedged) is an unmanaged index of issuers in countries of Europe, Australia, and the Far East represented in U.S. Dollars on a unhedged basis. It is not possible to invest directly in the index.

MSCI Emerging Markets Index	MSCI (Morgan Stanley Capital International) Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging market equity performance. It is not possible to invest directly in an unmanaged index.

MSCI World Index	The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of June 2007 the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. It is not possible to invest directly in an unmanaged index.

Russell 2000® Index	Russell 2000® Index is composed of 2,000 of the smallest companies in the Russell 3000 Index and is considered to be representative of the small cap market in general. It is not possible to invest directly in an unmanaged index.

S&P 500 Index	S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The Index focuses on the large-cap segment of the U.S. equities market. It is not possible to invest directly in an unmanaged index.

Semiannual Report	September 30, 2009	21

Financial Highlights

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

All Asset Fund
Institutional Class
09/30/2009+	$9.75	$0.25	$2.03	$2.28	$(0.25)	$0.00	$0.00
03/31/2009	12.61	0.64	(2.85)	(2.21)	(0.65)	0.00	0.00
03/31/2008	12.80	0.99	(0.18)	0.81	(1.00)	0.00	0.00
03/31/2007	12.61	0.80	0.19	0.99	(0.76)	(0.04)	0.00
03/31/2006	12.64	0.89	(0.08)	0.81	(0.78)	(0.06)	0.00
03/31/2005	12.81	0.91	(0.24)	0.67	(0.77)	(0.07)	0.00
Class P
09/30/2009+	9.76	0.26	2.00	2.26	(0.24)	0.00	0.00
04/30/2008 - 03/31/2009	12.73	0.67	(3.00)	(2.33)	(0.64)	0.00	0.00
Administrative Class
09/30/2009+	9.74	0.24	2.01	2.25	(0.23)	0.00	0.00
03/31/2009	12.59	0.58	(2.81)	(2.23)	(0.62)	0.00	0.00
03/31/2008	12.78	0.91	(0.13)	0.78	(0.97)	0.00	0.00
03/31/2007	12.60	0.82	0.13	0.95	(0.73)	(0.04)	0.00
03/31/2006	12.63	0.84	(0.06)	0.78	(0.75)	(0.06)	0.00
03/31/2005	12.80	0.99	(0.34)	0.65	(0.75)	(0.07)	0.00
Class D
09/30/2009+	9.71	0.23	2.02	2.25	(0.23)	0.00	0.00
03/31/2009	12.56	0.55	(2.81)	(2.26)	(0.59)	0.00	0.00
03/31/2008	12.75	0.88	(0.14)	0.74	(0.93)	0.00	0.00
03/31/2007	12.57	0.69	0.21	0.90	(0.68)	(0.04)	0.00
03/31/2006	12.61	0.82	(0.09)	0.73	(0.71)	(0.06)	0.00
03/31/2005	12.78	0.77	(0.17)	0.60	(0.70)	(0.07)	0.00

All Asset All Authority Fund
Institutional Class
09/30/2009+	$9.06	$0.27	$1.55	$1.82	$(0.22)	$0.00	$0.00
03/31/2009	10.99	0.58	(1.86)	(1.28)	(0.53)	(0.12)	0.00
03/31/2008	10.69	0.79	0.34	1.13	(0.83)	0.00	0.00
03/31/2007	10.62	0.62	0.09	0.71	(0.62)	(0.02)	0.00
03/31/2006	10.53	0.71	0.02	0.73	(0.62)	(0.02)	0.00
03/31/2005	10.86	0.80	(0.37)	0.43	(0.75)	(0.01)	0.00
Class P
09/30/2009+	9.06	0.27	1.55	1.82	(0.22)	0.00	0.00
07/10/2008 - 03/31/2009	11.01	0.98	(2.36)	(1.38)	(0.45)	(0.12)	0.00
Class D
09/30/2009+	9.02	0.25	1.53	1.78	(0.20)	0.00	0.00
03/31/2009	10.94	0.38	(1.69)	(1.31)	(0.49)	(0.12)	0.00
03/31/2008	10.66	0.69	0.36	1.05	(0.77)	0.00	0.00
03/31/2007	10.59	0.54	0.11	0.65	(0.56)	(0.02)	0.00
07/29/2005 - 03/31/2006	10.96	0.45	(0.29)	0.16	(0.51)	(0.02)	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Ratio of expenses to average net assets includes line of credit expense.
(c)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.025% to 0.175%.
(d)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.20%.
(e)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.40%.
(f)	Effective October 1, 2008, the Fund's supervisory and administrative fee was reduced by 0.20% to 0.20%.

22	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.25)	$11.78	23.49%	$10,597,981	0.23	5%*	0.22	5%*	0.23	5%*	0.22	5%*	4.66	%*	55%
(0.65)	9.75	(17.90)	9,006,687	0.20	5	0.22	5	0.20	5	0.22	5	5.70		89
(1.00)	12.61	6.51	11,355,872	0.20	5	0.22	5	0.20	5	0.22	5	7.65		96
(0.80)	12.80	8.04	8,947,098	0.23	5(c)	0.23	5(c)	0.23	5(c)	0.23	5(c)	6.30		86
(0.84)	12.61	6.48	7,277,346	0.25		0.25		0.25		0.25		6.87		56
(0.84)	12.64	5.32	3,555,716	0.21		0.25		0.21		0.25		7.17		92

(0.24)	11.78	23.33	181,226	0.33	5*	0.32	5*	0.33	5*	0.32	5*	4.61	*	55
(0.64)	9.76	(18.62)	7,770	0.30	5*	0.32	5*	0.30	5*	0.32	5*	7.64	*	89

(0.23)	11.76	23.28	136,383	0.48	5*	0.47	5*	0.48	5*	0.47	5*	4.41	*	55
(0.62)	9.74	(18.07)	100,063	0.45	5	0.47	5	0.45	5	0.47	5	5.10		89
(0.97)	12.59	6.25	161,144	0.45	5	0.47	5	0.45	5	0.47	5	7.04		96
(0.77)	12.78	7.73	184,943	0.48	5(c)	0.48	5(c)	0.48	5(c)	0.48	5(c)	6.48		86
(0.81)	12.60	6.25	81,072	0.50		0.50		0.50		0.50		6.52		56
(0.82)	12.63	5.11	47,118	0.46		0.50		0.46		0.50		7.77		92

(0.23)	11.73	23.28	269,247	0.63	5*	0.62	5*	0.63	5*	0.62	5*	4.26	*	55
(0.59)	9.71	(18.31)	191,631	0.70	5(f)	0.72	5(f)	0.70	5(f)	0.72	5(f)	4.92		89
(0.93)	12.56	5.92	328,258	0.80	5	0.82	5	0.80	5	0.82	5	6.87		96
(0.72)	12.75	7.33	330,304	0.83	5(c)	0.83	5(c)	0.83	5(c)	0.83	5(c)	5.50		86
(0.77)	12.57	5.83	460,375	0.87	(e)	0.87	(e)	0.87	(e)	0.87	(e)	6.40		56
(0.77)	12.61	4.73	227,657	0.86		0.90		0.86		0.90		6.08		92

$(0.22)	$10.66	20.20%	$1,062,286	0.46	%*(b)	0.46	%*(b)	0.25	%*	0.25	%*	5.27	%*	41%
(0.65)	9.06	(11.73)	635,426	0.55	(b)	0.55	(b)	0.25		0.25		5.96		117
(0.83)	10.99	10.99	394,381	1.91	(b)	1.91	(b)	0.25		0.25		7.25		116
(0.64)	10.69	6.87	298,604	1.80	(b)(d)	1.80	(b)(d)	0.27	(d)	0.27	(d)	5.79		128
(0.64)	10.62	6.87	370,389	1.62	(b)	1.62	(b)	0.30		0.30		6.50		62
(0.76)	10.53	3.99	155,020	0.76	(b)	0.76	(b)	0.30		0.30		7.58		171

(0.22)	10.66	20.17	220,138	0.56	*(b)	0.56	*(b)	0.35	*	0.35	*	5.17	*	41
(0.57)	9.06	(12.59)	250	0.58	*(b)	0.58	*(b)	0.35	*	0.35	*	14.98	*	117

(0.20)	10.60	19.89	126,887	0.86	*(b)	0.86	*(b)	0.65	*	0.65	*	4.91	*	41
(0.61)	9.02	(12.07)	57,816	1.05	(b)(f)	1.05	(b)(f)	0.75	(f)	0.75	(f)	3.87		117
(0.77)	10.94	10.26	36,373	2.41	(b)	2.41	(b)	0.85		0.85		6.35		116
(0.58)	10.66	6.27	14,482	2.41	(b)(d)	2.41	(b)(d)	0.87	(d)	0.87	(d)	5.12		128
(0.53)	10.59	1.41	13,933	2.03	*(e)(b)	2.03	*(e)(b)	0.90	*(e)	0.90	*(e)	6.31	*	62

Semiannual Report	September 30, 2009	23

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

EM Fundamental IndexPLUSTM TR Strategy Fund
Institutional Class
09/30/2009+	$10.34	$0.19	$7.86	$8.05	$(0.39)	$0.00	$0.00
11/26/2008 - 03/31/2009	10.00	0.07	1.03	1.10	(0.76)	0.00	0.00

Fundamental Advantage Total Return Strategy Fund
Institutional Class
09/30/2009+	$4.38	$0.07	$0.93	$1.00	$0.00	$0.00	$0.00
03/31/2009	10.00	0.37	(0.86)	(0.49)	(0.02)	(5.11)	0.00
02/29/2008 - 03/31/2008	10.00	0.01	(0.01)	0.00	0.00	0.00	0.00
Class D
09/30/2009+	4.35	0.05	0.92	0.97	0.00	0.00	0.00
07/31/2008 - 03/31/2009	9.81	0.23	(0.57)	(0.34)	(0.01)	(5.11)	0.00

Fundamental IndexPLUSTM Fund
Institutional Class
09/30/2009+	$4.46	$0.06	$3.01	$3.07	$0.00	$0.00	$0.00
03/31/2009	9.52	0.31	(5.28)	(4.97)	0.00	0.00	(0.09)
03/31/2008	10.92	0.52	(1.32)	(0.80)	(0.12)	(0.03)	(0.45)
03/31/2007	10.34	0.51	0.96	1.47	(0.89)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.28	0.71	0.99	(0.65)	0.00	0.00
Administrative Class
09/30/2009+	4.46	0.05	3.00	3.05	0.00	0.00	0.00
03/31/2009	9.51	0.27	(5.24)	(4.97)	0.00	0.00	(0.08)
03/31/2008	10.92	0.49	(1.32)	(0.83)	(0.10)	(0.03)	(0.45)
03/31/2007	10.34	0.45	0.99	1.44	(0.86)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.25	0.72	0.97	(0.63)	0.00	0.00
Class D
09/30/2009+	4.45	0.05	2.99	3.04	0.00	0.00	0.00
03/31/2009	9.51	0.23	(5.21)	(4.98)	0.00	0.00	(0.08)
03/31/2008	10.92	0.48	(1.32)	(0.84)	(0.09)	(0.03)	(0.45)
12/29/2006 - 03/31/2007	10.72	0.12	0.08	0.20	0.00	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.

24	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$(0.39)	$18.00	78.44%	$320,789	1.25	%*	1.25	%*	1.25	%*	1.25	%*	2.55	%*	355%
(0.76)	10.34	10.94	178,966	1.25	*	1.25	*	1.25	*	1.25	*	2.06	*	244

$0.00	$5.38	22.83%	$1,088,941	0.94	%*	0.94	%*	0.89	%*	0.89	%*	2.70	%*	288%
(5.13)	4.38	(3.56)	220,383	1.48		1.48		0.89		0.89		4.50		621
0.00	10.00	0.00	361,600	0.89	*	1.05	*	0.89	*	1.05	*	0.72	*	151

0.00	5.32	22.30	4,552	1.31	*	1.31	*	1.29	*	1.29	*	1.99	*	288
(5.12)	4.35	(2.02)	99	2.75	*	2.75	*	1.29	*	1.29	*	7.08	*	621

$0.00	$7.53	68.83%	$84,369	0.76	%*	0.76	%*	0.70	%*	0.70	%*	1.92	%*	570%
(0.09)	4.46	(52.43)	62,466	1.19		1.19		0.70		0.70		3.93		501
(0.60)	9.52	(7.88)	378,483	0.76		0.76		0.70		0.70		4.73		67
(0.89)	10.92	14.41	487,097	0.65		0.65		0.65		0.65		4.68		23
(0.65)	10.34	10.13	78,427	0.65	*	0.65	*	0.65	*	0.65	*	3.62	*	49

0.00	7.51	68.39	9	1.01	*	1.01	*	0.95	*	0.95	*	1.69	*	570
(0.08)	4.46	(52.44)	5	1.45		1.45		0.95		0.95		3.73		501
(0.58)	9.51	(8.14)	11	1.02		1.02		0.95		0.95		4.47		67
(0.86)	10.92	14.11	13	0.90		0.90		0.90		0.90		4.22		23
(0.63)	10.34	9.93	11	0.90	*	0.90	*	0.90	*	0.90	*	3.29	*	49

0.00	7.49	68.31	20	1.16	*	1.16	*	1.10	*	1.10	*	1.85	*	570
(0.08)	4.45	(52.53)	24	1.71		1.71		1.10		1.10		3.56		501
(0.57)	9.51	(8.24)	9	1.17		1.17		1.10		1.10		4.33		67
0.00	10.92	1.91	10	1.05	*	1.05	*	1.05	*	1.05	*	4.55	*	23

Semiannual Report	September 30, 2009	25

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

Fundamental IndexPLUSTM TR Fund
Institutional Class
09/30/2009+	$4.82	$0.23	$3.29	$3.52	$0.00	$0.00	$0.00
03/31/2009	9.42	0.37	(4.84)	(4.47)	0.00	(0.08)	(0.05)
03/31/2008	10.46	0.51	(0.84)	(0.33)	(0.18)	0.00	(0.53)
03/31/2007	10.29	0.45	1.10	1.55	(1.38)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.27	0.47	0.74	(0.45)	0.00	0.00
Class P
09/30/2009+	4.82	0.21	3.30	3.51	0.00	0.00	0.00
04/30/2008 - 03/31/2009	9.93	0.36	(5.34)	(4.98)	0.00	(0.08)	(0.05)
Administrative Class
09/30/2009+	4.81	0.23	3.26	3.49	0.00	0.00	0.00
03/31/2009	9.41	0.39	(4.87)	(4.48)	0.00	(0.08)	(0.04)
03/31/2008	10.45	0.49	(0.84)	(0.35)	(0.16)	0.00	(0.53)
03/31/2007	10.29	0.42	1.10	1.52	(1.36)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.24	0.48	0.72	(0.43)	0.00	0.00
Class D
09/30/2009+	4.79	0.22	3.25	3.47	0.00	0.00	0.00
03/31/2009	9.38	0.38	(4.85)	(4.47)	0.00	(0.08)	(0.04)
03/31/2008	10.42	0.47	(0.83)	(0.36)	(0.16)	0.00	(0.52)
03/31/2007	10.28	0.42	1.08	1.50	(1.36)	0.00	0.00
06/30/2005 - 03/31/2006	10.00	0.26	0.45	0.71	(0.43)	0.00	0.00

International StocksPLUS® TR Strategy Fund (Unhedged)
Institutional Class
09/30/2009+	$4.60	$0.12	$3.15	$3.27	$0.00	$0.00	$0.00
03/31/2009	9.55	0.36	(5.13)	(4.77)	0.00	(0.06)	(0.12)
03/31/2008	10.21	0.49	(0.31)	0.18	(0.39)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.15	0.48	0.63	(0.42)	0.00	0.00
Class P
09/30/2009+	4.60	0.12	3.14	3.26	0.00	0.00	0.00
04/30/2008 - 03/31/2009	10.14	0.32	(5.68)	(5.36)	0.00	(0.06)	(0.12)
Administrative Class
09/30/2009+	4.59	0.11	3.14	3.25	0.00	0.00	0.00
03/31/2009	9.54	0.34	(5.12)	(4.78)	0.00	(0.06)	(0.11)
03/31/2008	10.21	0.47	(0.32)	0.15	(0.37)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.41)	0.00	0.00
Class D
09/30/2009+	4.57	0.10	3.13	3.23	0.00	0.00	0.00
03/31/2009	9.49	0.36	(5.12)	(4.76)	0.00	(0.06)	(0.10)
03/31/2008	10.20	0.45	(0.35)	0.10	(0.36)	0.00	(0.45)
11/30/2006 - 03/31/2007	10.00	0.14	0.48	0.62	(0.42)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.39%.

26	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$8.34	73.03%	$210,197	1.08	%*	1.08	%*	0.79	%*	0.79	%*	7.19	%*	398%
(0.13)	4.82	(47.60)	525,176	1.60		1.60		0.79		0.79		5.54		564
(0.71)	9.42	(3.72)	508,453	1.28		1.28		0.79		0.79		4.88		279
(1.38)	10.46	15.57	564,994	0.74		0.74		0.74		0.74		4.29		464
(0.45)	10.29	7.51	488,324	0.75	*	0.75	*	0.75	*	0.75	*	3.60	*	426

0.00	8.33	72.82	3,013	1.05	*	1.05	*	0.89	*	0.89	*	5.79	*	398
(0.13)	4.82	(50.31)	5	1.73	*	1.73	*	0.89	*	0.89	*	5.61	*	564

0.00	8.30	72.56	11	1.31	*	1.31	*	1.04	*	1.04	*	6.95	*	398
(0.12)	4.81	(47.72)	6	1.91		1.91		1.04		1.04		5.36		564
(0.69)	9.41	(3.90)	12	1.54		1.54		1.04		1.04		4.62		279
(1.36)	10.45	15.23	12	0.99		0.99		0.99		0.99		4.01		464
(0.43)	10.29	7.32	11	1.00	*	1.00	*	1.00	*	1.00	*	3.21	*	426

0.00	8.26	72.44	2,823	1.46	*	1.46	*	1.19	*	1.19	*	6.82	*	398
(0.12)	4.79	(47.80)	1,712	2.07		2.07		1.19		1.19		5.19		564
(0.68)	9.38	(4.02)	10,220	1.70		1.70		1.19		1.19		4.48		279
(1.36)	10.42	15.03	10,834	1.14		1.14		1.14		1.14		3.98		464
(0.43)	10.28	7.24	5,617	1.14	*	1.14	*	1.14	*	1.14	*	3.36	*	426

$0.00	$7.87	71.09%	$57,855	0.66	%*	0.66	%*	0.64	%*	0.64	%*	3.64	%*	359%
(0.18)	4.60	(50.26)	37,609	1.68		1.68		0.64		0.64		5.12		456
(0.84)	9.55	1.35	72,625	1.30	(b)	1.30	(b)	0.66	(b)	0.66	(b)	4.75		384
(0.42)	10.21	6.41	57,155	0.69	*	1.04	*	0.69	*	1.04	*	4.63	*	197

0.00	7.86	70.87	39	0.74	*	0.74	*	0.74	*	0.74	*	3.40	*	359
(0.18)	4.60	(53.16)	5	1.73	*	1.73	*	0.74	*	0.74	*	5.07	*	456

0.00	7.84	70.81	9	0.91	*	0.91	*	0.89	*	0.89	*	3.38	*	359
(0.17)	4.59	(50.37)	5	1.94		1.94		0.89		0.89		4.86		456
(0.82)	9.54	1.06	11	1.53	(b)	1.53	(b)	0.91	(b)	0.91	(b)	4.52		384
(0.41)	10.21	6.33	11	0.94	*	1.29	*	0.94	*	1.29	*	4.38	*	197

0.00	7.80	70.68	1,151	1.06	*	1.06	*	1.04	*	1.04	*	3.22	*	359
(0.16)	4.57	(50.39)	497	2.08		2.08		1.04		1.04		4.78		456
(0.81)	9.49	0.54	633	1.56	(b)	1.56	(b)	1.06	(b)	1.06	(b)	4.33		384
(0.42)	10.20	6.30	537	1.09	*	2.66	*	1.09	*	2.66	*	4.33	*	197

Semiannual Report	September 30, 2009	27

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)
Institutional Class
09/30/2009+	$6.46	$0.34	$3.36	$3.70	$0.00	$0.00	$0.00
03/31/2009	10.31	0.54	(4.38)	(3.84)	(0.01)	0.00	0.00
03/31/2008	12.26	0.58	(2.15)	(1.57)	(0.32)	(0.06)	0.00
03/31/2007	12.40	0.52	1.19	1.71	(1.85)	0.00	0.00
03/31/2006	10.43	0.42	2.98	3.40	(1.43)	0.00	0.00
03/31/2005	10.77	0.13	1.09	1.22	(1.07)	(0.34)	(0.15)
Class D
09/30/2009+	6.38	0.28	3.36	3.64	0.00	0.00	0.00
03/31/2009	10.22	0.54	(4.38)	(3.84)	0.00	0.00	0.00
03/31/2008	12.16	0.53	(2.13)	(1.60)	(0.28)	(0.06)	0.00
03/31/2007	12.33	0.46	1.17	1.63	(1.80)	0.00	0.00
03/31/2006	10.40	0.38	2.95	3.33	(1.40)	0.00	0.00
03/31/2005	10.76	0.10	1.06	1.16	(1.03)	(0.34)	(0.15)

Small Cap StocksPLUS® TR Fund
Institutional Class
09/30/2009+	$5.63	$0.22	$3.47	$3.69	$0.00	$0.00	$0.00
03/31/2009	9.07	0.26	(3.65)	(3.39)	(0.01)	0.00	(0.04)
03/31/2008	10.60	0.47	(1.46)	(0.99)	(0.42)	(0.12)	0.00
03/31/2007	10.00	0.46	0.28	0.74	(0.14)	0.00	0.00
Class P
09/30/2009+	5.63	0.23	3.50	3.73	0.00	0.00	0.00
04/30/2008 - 03/31/2009	9.49	0.27	(4.09)	(3.82)	0.00	0.00	(0.04)
Class D
09/30/2009+	5.61	0.21	3.48	3.69	0.00	0.00	0.00
03/31/2009	9.04	0.28	(3.69)	(3.41)	0.00	0.00	(0.02)
03/31/2008	10.57	0.44	(1.46)	(1.02)	(0.39)	(0.12)	0.00
07/31/2006 - 03/31/2007	9.13	0.29	1.29	1.58	(0.14)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.50%.
(c)	Effective October 1, 2005, the Fund's asministrative fee was reduced by 0.10% to 0.45%.
(d)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.45%.
(e)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.44%.

28	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$10.16	57.28%	$166,761	1.11	%*	1.11	%*	0.75	%*	0.75	%*	8.07	%*	570%
(0.01)	6.46	(37.30)	217,610	2.45		2.45		0.75		0.75		6.64		1,001
(0.38)	10.31	(13.31)	219,680	1.50	(d)	1.50	(d)	0.78	(d)	0.78	(d)	4.75		908
(1.85)	12.26	14.67	543,706	0.83	(b)	0.83	(b)	0.82	(b)	0.82	(b)	4.25		696
(1.43)	12.40	33.44	553,344	0.85		0.85		0.85		0.85		3.51		682
(1.56)	10.43	10.29	203,469	0.85		0.85		0.85		0.85		1.24		666

0.00	10.02	57.05	45,528	1.34	*	1.34	*	1.15	*	1.15	*	6.07	*	570
0.00	6.38	(37.57)	3,580	2.97		2.97		1.15		1.15		6.22		1,001
(0.34)	10.22	(13.57)	9,389	2.00	(d)	2.00	(d)	1.18	(d)	1.18	(d)	4.39		908
(1.80)	12.16	14.06	5,671	1.23	(b)	1.23	(b)	1.22	(b)	1.22	(b)	3.83		696
(1.40)	12.33	32.84	5,346	1.27	(c)	1.27	(c)	1.27	(c)	1.27	(c)	3.17		682
(1.52)	10.40	9.71	367	1.35		1.35		1.35		1.35		0.90		666

$0.00	$9.32	65.54%	$136,164	0.90	%*	0.90	%*	0.69	%*	0.69	%*	6.04	%*	486%
(0.05)	5.63	(37.56)	450,524	1.02		1.02		0.69		0.69		3.89		609
(0.54)	9.07	(9.75)	26,751	1.50	(e)	1.50	(e)	0.71	(e)	0.71	(e)	4.66		403
(0.14)	10.60	7.39	11,307	0.74	*	1.96	*	0.74	*	1.96	*	4.50	*	671

0.00	9.36	66.25	10	1.00	*	1.00	*	0.79	*	0.79	*	6.03	*	486
(0.04)	5.63	(40.39)	6	1.15	*	1.15	*	0.79	*	0.79	*	3.88	*	609

0.00	9.30	65.78	704	1.28	*	1.28	*	1.09	*	1.09	*	5.47	*	486
(0.02)	5.61	(37.80)	124	1.58		1.58		1.09		1.09		3.73		609
(0.51)	9.04	(10.07)	131	1.85	(e)	1.85	(e)	1.11	(e)	1.11	(e)	4.30		403
(0.14)	10.57	17.27	106	1.14	*	2.98	*	1.14	*	2.98	*	4.20	*	671

Semiannual Report	September 30, 2009	29

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

StocksPLUS® Fund
Institutional Class
09/30/2009+	$4.94	$0.10	$2.34	$2.44	$0.00	$0.00	$0.00
03/31/2009	9.95	0.33	(4.72)	(4.39)	(0.62)	0.00	0.00
03/31/2008	11.07	0.54	(1.04)	(0.50)	(0.62)	0.00	0.00
03/31/2007	10.38	0.48	0.67	1.15	(0.46)	0.00	0.00
03/31/2006	9.69	0.34	0.61	0.95	(0.26)	0.00	0.00
03/31/2005	9.67	0.14	0.41	0.55	(0.53)	0.00	0.00
Class P
09/30/2009+	4.94	0.08	2.36	2.44	0.00	0.00	0.00
04/30/2008 - 03/31/2009	10.55	0.28	(5.27)	(4.99)	(0.62)	0.00	0.00
Administrative Class
09/30/2009+	4.82	0.09	2.28	2.37	0.00	0.00	0.00
03/31/2009	9.71	0.31	(4.61)	(4.30)	(0.59)	0.00	0.00
03/31/2008	10.83	0.51	(1.04)	(0.53)	(0.59)	0.00	0.00
03/31/2007	10.15	0.44	0.67	1.11	(0.43)	0.00	0.00
03/31/2006	9.49	0.30	0.60	0.90	(0.24)	0.00	0.00
03/31/2005	9.46	0.10	0.41	0.51	(0.48)	0.00	0.00
Class D
09/30/2009+	4.77	0.09	2.26	2.35	0.00	0.00	0.00
03/31/2009	9.65	0.28	(4.57)	(4.29)	(0.59)	0.00	0.00
03/31/2008	10.76	0.48	(1.02)	(0.54)	(0.57)	0.00	0.00
03/31/2007	10.10	0.42	0.65	1.07	(0.41)	0.00	0.00
03/31/2006	9.44	0.29	0.61	0.90	(0.24)	0.00	0.00
03/31/2005	9.44	0.10	0.39	0.49	(0.49)	0.00	0.00

StocksPLUS® Long Duration Fund
Institutional Class
09/30/2009+	$5.48	$0.14	$2.49	$2.63	$(0.10)	$0.00	$0.00
03/31/2009	9.21	0.31	(3.95)	(3.64)	(0.09)	0.00	0.00
08/31/2007 - 03/31/2008	10.00	0.26	(0.65)	(0.39)	0.00	(0.15)	(0.25)

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's advisory fee was reduced by 0.05% to 0.35%.
(c)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.30%.
(d)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.25%.

30	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$7.38	49.39%	$276,322	0.58	%*	0.58	%*	0.50	%*	0.50	%*	3.12	%*	340%
(0.62)	4.94	(46.33)	143,460	1.10		1.10		0.50		0.50		4.18		425
(0.62)	9.95	(4.95)	519,242	0.62	(d)	0.62	(d)	0.53	(d)	0.53	(d)	4.76		67
(0.46)	11.07	11.25	604,654	0.57	(c)	0.57	(c)	0.57	(c)	0.57	(c)	4.48		76
(0.26)	10.38	9.91	688,095	0.63	(b)	0.63	(b)	0.63	(b)	0.63	(b)	3.34		239
(0.53)	9.69	5.77	863,848	0.65		0.65		0.65		0.65		1.44		371

0.00	7.38	49.39	259	0.63	*	0.63	*	0.60	*	0.60	*	2.43	*	340
(0.62)	4.94	(49.40)	5	1.23	*	1.23	*	0.60	*	0.60	*	4.23	*	425

0.00	7.19	49.17	2,474	0.83	*	0.83	*	0.75	*	0.75	*	2.99	*	340
(0.59)	4.82	(46.41)	1,665	1.31		1.31		0.75		0.75		3.86		425
(0.59)	9.71	(5.30)	10,343	0.86	(d)	0.86	(d)	0.78	(d)	0.78	(d)	4.55		67
(0.43)	10.83	11.15	33,368	0.82	(c)	0.82	(c)	0.82	(c)	0.82	(c)	4.17		76
(0.24)	10.15	9.60	38,109	0.88	(b)	0.88	(b)	0.88	(b)	0.88	(b)	3.08		239
(0.48)	9.49	5.49	129,230	0.90		0.90		0.90		0.90		1.02		371

0.00	7.12	49.27	4,000	0.98	*	0.98	*	0.90	*	0.90	*	2.84	*	340
(0.59)	4.77	(46.59)	2,572	1.53		1.53		0.90		0.90		3.83		425
(0.57)	9.65	(5.38)	5,345	1.03	(d)	1.03	(d)	0.93	(d)	0.93	(d)	4.35		67
(0.41)	10.76	10.80	9,804	0.97	(c)	0.97	(c)	0.97	(c)	0.97	(c)	4.05		76
(0.24)	10.10	9.56	14,793	1.03	(b)	1.03	(b)	1.03	(b)	1.03	(b)	2.95		239
(0.49)	9.44	5.32	12,434	1.05		1.05		1.05		1.05		1.05		371

$(0.10)	$8.01	48.23%	$487,658	0.59	%*	0.59	%*	0.59	%*	0.59	%*	4.14	%*	229%
(0.09)	5.48	(39.72)	206,821	0.81		0.81		0.59		0.59		4.39		464
(0.40)	9.21	(4.23)	122,184	0.61	*	0.68	*	0.59	*	0.67	*	4.66	*	272

Semiannual Report	September 30, 2009	31

Financial Highlights  (Cont.)

Selected Per Share Data for the Year or Period Ended:	Net Asset Value Beginning of Year or Period	Net Investment Income (a)	Net Realized/ Unrealized Gain (Loss) on Investments	Total Income (Loss) from Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Basis Return of Capital

StocksPLUS® Total Return Fund
Institutional Class
09/30/2009+	$4.84	$0.16	$2.50	$2.66	$0.00	$0.00	$0.00
03/31/2009	10.02	0.50	(5.09)	(4.59)	(0.53)	0.00	(0.06)
03/31/2008	11.87	0.59	(0.70)	(0.11)	(0.66)	(1.08)	0.00
03/31/2007	11.72	0.54	0.87	1.41	(0.51)	(0.75)	0.00
03/31/2006	12.37	0.45	0.79	1.24	(0.68)	(1.21)	0.00
03/31/2005	12.13	0.17	0.64	0.81	(0.15)	(0.42)	0.00
Class P
09/30/2009+	4.84	0.15	2.51	2.66	0.00	0.00	0.00
04/30/2008 - 03/31/2009	10.65	0.44	(5.66)	(5.22)	(0.53)	0.00	(0.06)
Class D
09/30/2009+	4.82	0.14	2.50	2.64	0.00	0.00	0.00
03/31/2009	9.99	0.47	(5.07)	(4.60)	(0.51)	0.00	(0.06)
03/31/2008	11.83	0.55	(0.69)	(0.14)	(0.62)	(1.08)	0.00
03/31/2007	11.69	0.48	0.87	1.35	(0.46)	(0.75)	0.00
03/31/2006	12.35	0.42	0.77	1.19	(0.64)	(1.21)	0.00
03/31/2005	12.12	0.12	0.65	0.77	(0.12)	(0.42)	0.00

StocksPLUS® TR Short Strategy Fund
Institutional Class
09/30/2009+	$6.88	$0.07	$(1.36)	$(1.29)	$(0.11)	$0.00	$0.00
03/31/2009	9.43	0.42	2.92	3.34	(0.23)	(5.66)	0.00
03/31/2008	8.38	0.39	1.08	1.47	(0.42)	0.00	0.00
03/31/2007	8.88	0.39	(0.50)	(0.11)	(0.39)	0.00	0.00
03/31/2006	9.50	0.33	(0.83)	(0.50)	(0.12)	0.00	0.00
03/31/2005	10.54	0.14	(0.38)	(0.24)	(0.14)	(0.66)	0.00
Class D
09/30/2009+	6.71	0.07	(1.33)	(1.26)	(0.10)	0.00	0.00
03/31/2009	9.39	0.33	2.93	3.26	(0.28)	(5.66)	0.00
03/31/2008	8.37	0.34	1.08	1.42	(0.40)	0.00	0.00
07/31/2006 - 03/31/2007	9.15	0.24	(0.66)	(0.42)	(0.36)	0.00	0.00

Global Multi-Asset Fund
Institutional Class
09/30/2009+	$9.31	$0.12	$1.87	$1.99	$(0.03)	$0.00	$0.00
10/29/2008 - 03/31/2009	10.00	0.41	(0.78)	(0.37)	(0.32)	0.00	0.00
Class P
09/30/2009+	9.31	0.10	1.89	1.99	(0.03)	0.00	0.00
10/29/2008 - 03/31/2009	10.00	0.46	(0.83)	(0.37)	(0.32)	0.00	0.00
Class D
09/30/2009+	9.30	0.09	1.86	1.95	(0.01)	0.00	0.00
10/29/2008 - 03/31/2009	10.00	0.15	(0.53)	(0.38)	(0.32)	0.00	0.00

+	Unaudited
*	Annualized
(a)	Per share amounts based on average number of shares outstanding during the year or period.
(b)	Effective October 1, 2005, the Fund's administrative fee was reduced by 0.05% to 0.40%.
(c)	Effective October 1, 2006, the Fund's advisory fee was reduced by 0.05% to 0.44%.
(d)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.39%.
(e)	Effective October 1, 2007, the Fund's advisory fee was reduced by 0.05% to 0.44%.

32	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Total Distributions	Net Asset Value End of Year or Period	Total Return	Net Assets End of Year or Period (000s)	Ratio of Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets Excluding Waivers		Ratio of Expenses to Average Net Assets Excluding Interest Expense		Ratio of Expenses to Average Net Assets Excluding Interest Expense and Waivers		Ratio of Net Investment Income to Average Net Assets		Portfolio Turnover Rate

$0.00	$7.50	54.96%	$155,079	0.74	%*	0.74	%*	0.64	%*	0.64	%*	5.00	%*	369%
(0.59)	4.84	(46.99)	101,848	2.56		2.56		0.64		0.64		6.61		521
(1.74)	10.02	(2.33)	182,993	2.25	(d)	2.25	(d)	0.67	(d)	0.67	(d)	5.01		411
(1.26)	11.87	12.24	266,065	0.71	(c)	0.71	(c)	0.71	(c)	0.71	(c)	4.53		284
(1.89)	11.72	10.28	148,962	0.74		0.74		0.74		0.74		3.56		322
(0.57)	12.37	6.59	354,872	0.74		0.74		0.74		0.74		1.39		414

0.00	7.50	54.96	357	0.78	*	0.78	*	0.74	*	0.74	*	4.39	*	369
(0.59)	4.84	(50.15)	5	2.55	*	2.55	*	0.74	*	0.74	*	6.52	*	521

0.00	7.46	54.77	9,833	1.14	*	1.14	*	1.04	*	1.04	*	4.50	*	369
(0.57)	4.82	(47.20)	4,352	2.94		2.94		1.04		1.04		6.24		521
(1.70)	9.99	(2.56)	7,144	3.10	(d)	3.10	(d)	1.07	(d)	1.07	(d)	4.78		411
(1.21)	11.83	11.74	3,949	1.11	(c)	1.11	(c)	1.11	(c)	1.11	(c)	4.08		284
(1.85)	11.69	9.87	3,595	1.16	(b)	1.16	(b)	1.16	(b)	1.16	(b)	3.39		322
(0.54)	12.35	6.20	1,430	1.19		1.20		1.19		1.20		1.00		414

$(0.11)	$5.48	(18.80)%	$392,165	0.69	%*	0.69	%*	0.69	%*	0.69	%*	2.55	%*	262%
(5.89)	6.88	46.74	18,892	1.43		1.43		0.69		0.69		4.45		515
(0.42)	9.43	18.39	197,340	1.21	(e)	1.21	(e)	0.71	(e)	0.71	(e)	4.60		220
(0.39)	8.38	(1.14)	156,469	0.74		0.74		0.74		0.74		4.41		413
(0.12)	8.88	(5.28)	130,805	0.74		0.74		0.74		0.74		3.60		667
(0.80)	9.50	(2.13)	4,213	0.74		0.74		0.74		0.74		1.40		742

(0.10)	5.35	(18.90)	36,997	1.11	*	1.11	*	1.09	*	1.09	*	2.27	*	262
(5.94)	6.71	45.75	47,833	2.40		2.40		1.09		1.09		4.12		515
(0.40)	9.39	17.80	9,449	1.65	(e)	1.65	(e)	1.11	(e)	1.11	(e)	3.89		220
(0.36)	8.37	(4.52)	239	1.14	*	1.14	*	1.14	*	1.14	*	4.31	*	413

$(0.03)	$11.27	21.37%	$523,490	0.76	%*	0.95	%*	0.76	%*	0.95	%*	2.23	%*	229%
(0.32)	9.31	(3.78)	191,340	0.52	*	1.10	*	0.52	*	1.10	*	10.40	*	83

(0.03)	11.27	21.36	40,860	0.94	*	1.05	*	0.94	*	1.05	*	1.90	*	229
(0.32)	9.31	(3.80)	10	0.62	*	1.15	*	0.62	*	1.15	*	11.59	*	83

(0.01)	11.24	20.95	63,487	1.36	*	1.55	*	1.36	*	1.55	*	1.62	*	229
(0.32)	9.30	(3.92)	17,099	1.12	*	1.82	*	1.12	*	1.82	*	3.89	*	83

Semiannual Report	September 30, 2009	33

Statements of Assets and Liabilities

(Amounts in thousands, except per share amounts)	All Asset Fund	All Asset All Authority Fund	EM Fundamental IndexPLUS™ TR Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUS™ Fund	Fundamental IndexPLUS™ TR Fund

Assets:
Investments, at value	$0	$0	$315,440	$1,047,088	$72,413	$361,244
Investments in Affiliates, at value	13,434,631	2,676,434	169	75,151	13,141	11,772
Repurchase agreements, at value	0	20,006	187	212	360	1,996
Cash	0	1	1	5	0	11
Deposits with counterparty	0	0	25	353	139	3
Foreign currency, at value	0	0	339	1,067	150	2,060
Receivable for investments sold	0	0	47,519	15,730	3,208	216,633
Receivable for investments in Affiliates sold	0	1,162	0	0	0	0
Receivable for investments sold on a delayed-delivery basis	0	0	0	0	0	0
Receivable for Fund shares sold	23,624	12,562	26	2,429	0	40
Interest and dividends receivable	0	0	1,737	5,373	267	2,122
Dividends receivable from Affiliates	32,611	6,254	13	25	7	4
Variation margin receivable	0	0	89	1,979	5	37
Swap premiums paid	0	0	1,100	4,776	84	440
Unrealized appreciation on foreign currency contracts	0	0	396	874	72	618
Unrealized appreciation on swap agreements	0	0	26,473	20,696	826	5,446
Other assets	0	59	0	0	0	0
	13,490,866	2,716,478	393,514	1,175,758	90,672	602,426

Liabilities:
Payable for reverse repurchase agreements	$0	$0	$0	$0	$0	$105,335
Payable for investments purchased	0	0	26,343	31,568	1,578	155,667
Payable for investments in Affiliates purchased	32,611	27,428	13	25	7	4
Payable for investments purchased on a delayed-delivery basis	0	0	0	0	0	8,935
Payable for short sales	0	0	21,789	9,475	2,057	95,884
Deposits from counterparty	0	0	23,121	30,601	950	6,500
Payable for Fund shares redeemed	52,525	2,999	0	5	0	20
Payable for line of credit	0	240,005	0	0	0	0
Overdraft due to custodian	0	0	0	0	0	0
Written options outstanding	0	0	394	1,030	71	156
Accrued related party fees	4,344	1,241	320	751	52	152
Variation margin payable	0	0	5	7	3	10
Recoupment payable to Manager	452	0	7	13	0	0
Swap premiums received	0	0	499	249	35	523
Unrealized depreciation on foreign currency contracts	0	0	209	529	222	283
Unrealized depreciation on swap agreements	0	0	22	258	1,299	981
Other liabilities	0	0	3	0	0	0
	89,932	271,673	72,725	74,511	6,274	374,450

Net Assets	$13,400,934	$2,444,805	$320,789	$1,101,247	$84,398	$227,976

Net Assets Consist of:
Paid in capital	$14,949,138	$2,414,078	$178,341	$996,447	$102,863	$135,803
Undistributed (overdistributed) net investment income	30,568	7,957	(17,530)	(11,494)	41,642	53,678
Accumulated undistributed net realized gain (loss)	(2,594,845)	(143,930)	122,764	93,091	(50,762)	33,371
Net unrealized appreciation (depreciation)	1,016,073	166,700	37,214	23,203	(9,345)	5,124
	$13,400,934	$2,444,805	$320,789	$1,101,247	$84,398	$227,976

Net Assets:
Institutional Class	$10,597,981	$1,062,286	$320,789	$1,088,941	$84,369	$210,197
Class P	181,226	220,138	0	0	0	3,013
Administrative Class	136,383	0	0	0	9	11
Class D	269,247	126,887	0	4,552	20	2,823
Other Classes	2,216,097	1,035,494	0	7,754	0	11,932

Shares Issued and Outstanding:
Institutional Class	899,589	99,614	17,823	202,488	11,200	25,218
Class P	15,378	20,649	0	0	0	362
Administrative Class	11,591	0	0	0	1	1
Class D	22,955	11,966	0	856	3	342

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.78	$10.66	$18.00	$5.38	$7.53	$8.34
Class P	11.78	10.66	NA	NA	NA	8.33
Administrative Class	11.76	NA	NA	NA	7.51	8.30
Class D	11.73	10.60	NA	5.32	7.49	8.26

Cost of Investments Owned	$0	$0	$306,383	$1,034,117	$81,870	$362,240
Cost of Investments in Affiliates Owned	$12,418,558	$2,509,734	$169	$75,151	$13,141	$11,772
Cost of Repurchase Agreements Owned	$0	$20,006	$187	$212	$360	$1,996
Cost of Foreign Currency Held	$0	$0	$338	$1,074	$151	$2,090
Proceeds Received on Short Sales	$0	$0	$21,725	$9,452	$2,050	$95,373
Premiums Received on Written Options	$0	$0	$496	$2,607	$175	$387

34	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

$55,799	$282,569	$128,922	$273,080	$476,298	$190,547	$513,863
7,815	15,169	17,875	92,965	43,523	17,045	40,396
165	739	0	5,938	725	3,298	3,382
1	4	0	22	1	9	0
176	567	183	306	2,955	1,381	226
61	1,394	517	1,281	478	1,000	387
6,948	282,773	72,047	68,252	18,556	83,877	3,203
0	0	0	0	0	0	0
0	0	0	0	15,477	0	0
5	116	196	26,172	0	196	12,240
376	1,698	895	832	5,823	1,236	2,397
2	7	5	31	16	5	11
10	36	9	37	49	9	1,001
278	132	366	379	1,937	775	2,586
133	2,887	209	412	164	295	489
2,526	8,829	1,093	14,257	2,491	9,952	4,999
0	0	0	7	0	0	0
74,295	596,920	222,317	483,971	568,493	309,625	585,180

$0	$0	$0	$0	$0	$0	$0
8,348	153,889	48,830	32,447	17,358	68,610	23,623
3	7	5	31	16	4	11
0	38,388	0	0	46,344	0	0
1,147	147,817	31,304	28,289	10,062	31,905	1,033
2,450	10,030	2,090	25,181	4,940	10,450	5,930
0	1,234	0	366	0	376	965
0	0	0	0	0	0	0
0	0	147	0	0	0	7
55	0	38	238	211	132	430
33	173	76	211	230	124	339
1	45	97	181	870	189	14
2	0	3	0	8	0	0
63	662	550	359	386	74	405
82	6,755	98	292	278	136	226
55	4,891	76	2,896	9	435	79
0	0	1	0	123	0	3
12,239	363,891	83,315	90,491	80,835	112,435	33,065

$62,056	$233,029	$139,002	$393,480	$487,658	$197,190	$552,115

$42,919	$179,574	$269,292	$727,148	$420,772	$297,549	$587,888
(2,037)	(2,231)	(3,292)	7,052	4,055	7,156	2,253
17,603	62,877	(131,437)	(337,722)	16,545	(118,798)	(44,571)
3,571	(7,191)	4,439	(2,998)	46,286	11,283	6,545
$62,056	$233,029	$139,002	$393,480	$487,658	$197,190	$552,115

$57,855	$166,761	$136,164	$276,322	$487,658	$155,079	$392,165
39	0	10	259	0	357	0
9	0	0	2,474	0	0	0
1,151	45,528	704	4,000	0	9,833	36,997
3,002	20,740	2,124	110,425	0	31,921	122,953

7,351	16,419	14,604	37,439	60,849	20,667	71,567
5	0	1	35	0	48	0
1	0	0	344	0	0	0
147	4,543	76	562	0	1,318	6,921

$7.87	$10.16	$9.32	$7.38	$8.01	$7.50	$5.48
7.86	NA	9.36	7.38	NA	7.50	NA
7.84	NA	NA	7.19	NA	NA	NA
7.80	10.02	9.30	7.12	NA	7.46	5.35

$55,205	$290,499	$126,217	$291,538	$448,138	$192,393	$507,476
$7,815	$15,169	$17,875	$92,951	$43,516	$17,042	$40,397
$165	$739	$0	$5,938	$725	$3,298	$3,382
$59	$1,409	$510	$1,299	$469	$1,012	$384
$1,142	$147,145	$31,228	$28,202	$9,947	$31,749	$1,019
$63	$8	$97	$726	$721	$300	$1,173

Semiannual Report	September 30, 2009	35

Consolidated Statement of Assets and Liabilities	(Unaudited) September 30, 2009

(Amounts in thousands, except per share amounts)	Global Multi-Asset Fund

Assets:
Investments, at value	$430,765
Investments in Affiliates, at value	598,813
Repurchase agreements, at value	22,213
Cash	543
Foreign currency, at value	120
Receivable for investments sold	148,962
Receivable for Fund shares sold	12,651
Interest and dividends receivable	1,897
Dividends receivable from Affiliates	843
Variation margin receivable	63
Swap premiums paid	299
Unrealized appreciation on foreign currency contracts	3,438
Unrealized appreciation on swap agreements	9,849
Other assets	2
1,230,458

Liabilities:
Payable for investments purchased	$145,507
Payable for investments in Affiliates purchased	62,899
Deposits from counterparty	7,170
Payable for Fund shares redeemed	792
Written options outstanding	1,208
Accrued related party fees	720
Variation margin payable	38
Recoupment payable to Manager	13
Swap premiums received	297
Unrealized depreciation on foreign currency contracts	1,521
Unrealized depreciation on swap agreements	1,504
221,669

Net Assets	$1,008,789

Net Assets Consist of:
Paid in capital	$907,239
Undistributed net investment income	2,795
Accumulated undistributed net realized gain	46,292
Net unrealized appreciation	52,463
$1,008,789

Net Assets:
Institutional Class	$523,490
Class P	40,860
Administrative Class	0
Class D	63,487
Other Classes	380,952

Shares Issued and Outstanding:
Institutional Class	46,445
Class P	3,627
Administrative Class	0
Class D	5,647

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding)
Institutional Class	$11.27
Class P	11.27
Administrative Class	NA
Class D	11.24

Cost of Investments Owned	$421,356
Cost of Investments in Affiliates Owned	$571,405
Cost of Repurchase Agreements Owned	$22,213
Cost of Foreign Currency Held	$120
Premiums Received on Written Options	$5,335

36	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statements of Operations

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	All Asset Fund	All Asset All Authority Fund	EM Fundamental IndexPLUS™ TR Strategy Fund	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUS™ Fund	Fundamental IndexPLUS™ TR Fund

Investment Income:
Interest, net of foreign taxes*	$0	$0	$4,899	$10,044	$994	$11,649
Dividends	1,011	0	38	47	0	279
Dividends from Affiliate investments	303,420	54,239	50	105	28	37
Miscellaneous income	0	0	0	0	0	1
Total Income	304,431	54,239	4,987	10,196	1,022	11,966

Expenses:
Investment advisory fees	10,872	1,888	1,106	1,776	171	787
Supervisory and administrative fees	6,950	2,134	520	697	95	375
Distribution and/or servicing fees - Administrative Class	148	0	0	0	0	0
Distribution and/or servicing fees - Class D	282	103	0	0	0	3
Distribution and/or servicing fees - Other Classes	6,567	2,274	0	8	0	28
Interest expense	29	1,947	18	145	22	412
Reimbursement to Manager	564	0	0	0	0	0
Miscellaneous expense	0	7	13	14	1	0
Total Expenses	25,412	8,353	1,657	2,640	289	1,605

Net Investment Income	279,019	45,886	3,330	7,556	733	10,361

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	0	0	5,673	(11,240)	(1,293)	(17,680)
Net realized gain (loss) on Affiliate investments	(609,308)	(13,739)	8	35	11	1
Net realized gain (loss) on futures contracts, written options and swaps	0	0	116,625	55,174	(20,323)	80,439
Net realized (loss) on foreign currency transactions	0	0	(136)	(1,121)	(896)	(1,626)
Net change in unrealized appreciation on investments	0	0	6,482	50,986	9,087	49,451
Net change in unrealized appreciation on Affiliate investments	2,904,352	300,631	0	0	0	0
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	0	0	8,857	(1,074)	51,484	50,605
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	0	278	921	402	1,438
Net Gain	2,295,044	286,892	137,787	93,681	38,472	162,628

Net Increase in Net Assets Resulting from Operations	$2,574,063	$332,778	$141,117	$101,237	$39,205	$172,989

* Foreign tax withholdings	$0	$0	$2	$0	$0	$0

Semiannual Report	September 30, 2009	37

Statements of Operations   (Cont.)

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	International StocksPLUS® TR Strategy Fund (Unhedged)	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Long Duration Fund	StocksPLUS® Total Return Fund	StocksPLUS® TR Short Strategy Fund

Investment Income:
Interest, net of foreign taxes*	$1,138	$9,878	$4,854	$5,101	$8,213	$4,672	$5,130
Dividends	0	163	7	401	30	98	136
Dividends from Affiliate investments	10	43	26	108	81	29	68
Miscellaneous income	1	1	0	1	0	0	0
Total Income	1,149	10,085	4,887	5,611	8,324	4,799	5,334

Expenses:
Investment advisory fees	104	503	315	371	612	325	710
Supervisory and administrative fees	68	360	182	450	419	235	483
Distribution and/or servicing fees - Administrative Class	0	0	0	3	0	0	0
Distribution and/or servicing fees - Class D	1	22	0	4	0	8	57
Distribution and/or servicing fees - Other Classes	2	44	7	251	0	92	113
Interest expense	5	387	144	111	8	85	5
Miscellaneous expense	2	0	4	1	9	0	1
Total Expenses	182	1,316	652	1,191	1,048	745	1,369

Net Investment Income	967	8,769	4,235	4,420	7,276	4,054	3,965

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	(662)	734	(2,246)	(7,467)	(1,793)	4,745	2,102
Net realized gain on Affiliate investments	2	20	12	30	25	9	23
Net realized gain (loss) on futures contracts, written options and swaps	20,630	91,500	107,347	69,839	96,630	37,550	(87,938)
Net realized (loss) on foreign currency transactions	(301)	(27,883)	(1,739)	(856)	(504)	(728)	(531)
Net change in unrealized appreciation on investments	6,118	30,634	15,071	26,996	37,083	12,110	18,557
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1)	(2)	0	13	7	2	(1)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	135	(4,725)	(33,714)	25,263	(3,687)	12,272	2,550
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	281	3,445	1,376	1,153	165	773	673
Net Gain (Loss)	26,202	93,723	86,107	114,971	127,926	66,733	(64,565)

Net Increase (Decrease) in Net Assets Resulting from Operations	$27,169	$102,492	$90,342	$119,391	$135,202	$70,787	$(60,600)

* Foreign tax withholdings	$0	$0	$1	$1	$0	$0	$3

38	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Statement of Operations

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Global Multi-Asset Fund

Investment Income:
Interest	$3,951
Dividends	303
Dividends from Affiliate investments	4,520
Total Income	8,774

Expenses:
Investment advisory fees	2,634
Supervisory and administrative fees	568
Distribution and/or servicing fees - Class D	44
Distribution and/or servicing fees - Other Classes	488
Trustees' fees	1
Interest expense	5
Miscellaneous expense	15
Total Expenses	3,755
Reimbursement by Manager	(564)
Net Expenses	3,191

Net Investment Income	5,583

Net Realized and Unrealized Gain (Loss):
Net realized (loss) on investments	(586)
Net realized gain on Affiliate investments	8,614
Net realized gain on futures contracts, written options and swaps	39,825
Net realized gain on foreign currency transactions	4,939
Net change in unrealized appreciation on investments	9,285
Net change in unrealized appreciation on Affiliate investments	31,213
Net change in unrealized appreciation on futures contracts, written options and swaps	7,077
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	1,918
Net Gain	102,285

Net Increase in Net Assets Resulting from Operations	$107,868

Semiannual Report	September 30, 2009	39

Statements of Changes in Net Assets

	All Asset Fund		All Asset All Authority Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$279,019	$750,143	$45,886	$71,679
Net realized gain (loss)	0	0	0	0
Net realized gain (loss) on Affiliate investments	(609,308)	(1,841,540)	(13,739)	(129,255)
Net capital gain distributions received from Underlying Funds	0	154,064	0	37,447
Net change in unrealized appreciation (depreciation)	0	(118,759)	0	(26,867)
Net change in unrealized appreciation (depreciation) on Affiliate investments	2,904,352	(1,888,278)	300,631	(133,931)
Net increase (decrease) resulting from operations	2,574,063	(2,944,370)	332,778	(180,927)

Distributions to Shareholders:
From net investment income
Institutional Class	(222,634)	(609,321)	(18,863)	(31,264)
Class P	(2,595)	(128)	(2,543)	(6)
Administrative Class	(2,571)	(6,594)	0	0
Class D	(4,856)	(13,853)	(1,914)	(2,933)
Other Classes	(37,343)	(124,469)	(16,679)	(35,957)
From net realized capital gains
Institutional Class	0	0	0	(6,414)
Class P	0	0	0	(2)
Administrative Class	0	0	0	0
Class D	0	0	0	(419)
Other Classes	0	0	0	(9,591)
Tax basis return of capital
Institutional Class	0	0	0	0
Class P	0	0	0	0
Administrative Class	0	0	0	0
Class D	0	0	0	0
Other Classes	0	0	0	0

Total Distributions	(269,999)	(754,365)	(39,999)	(86,586)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	1,564,912	2,994,585	384,603	608,987
Class P	172,908	8,758	224,112	242
Administrative Class	22,184	50,854	0	0
Class D	65,872	123,868	69,077	96,330
Other Classes	265,686	726,592	332,765	771,585
Issued as reinvestment of distributions
Institutional Class	197,410	557,504	15,886	32,717
Class P	1,416	56	1,192	8
Administrative Class	2,470	6,332	0	0
Class D	4,380	12,553	1,630	2,912
Other Classes	27,984	90,851	11,949	31,348
Cost of shares redeemed
Institutional Class	(2,008,567)	(3,031,355)	(100,611)	(301,272)
Class P	(18,685)	(1,143)	(19,025)	0
Administrative Class	(10,107)	(84,391)	0	0
Class D	(34,155)	(196,090)	(14,037)	(67,413)
Other Classes	(429,672)	(1,191,665)	(242,468)	(384,010)
Net increase (decrease) resulting from Fund share transactions	(175,964)	67,309	665,073	791,434

Fund Redemption Fee	5	70	2	84

Total Increase (Decrease) in Net Assets	2,128,105	(3,631,356)	957,854	524,005

Net Assets:
Beginning of period	11,272,829	14,904,185	1,486,951	962,946
End of period*	$13,400,934	$11,272,829	$2,444,805	$1,486,951

*Including undistributed (overdistributed) net investment income of:	$30,568	$21,548	$7,957	$2,070

40	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

EM Fundamental IndexPLUSTM TR Strategy Fund		Fundamental Advantage Total Return Strategy Fund		Fundamental IndexPLUSTM Fund		Fundamental IndexPLUSTM TR Fund

Six Months Ended September 30, 2009 (Unaudited)	Period from November 26, 2008 to March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$3,330	$544	$7,556	$19,927	$733	$9,682	$10,361	$28,413
122,162	(13,176)	42,813	(26,528)	(22,512)	(122,094)	61,133	(256,413)
8	2	35	3	11	1	1	14
0	0	0	0	0	0	0	0
15,617	21,597	50,833	(27,597)	60,973	(36,221)	101,494	(71,441)
0	0	0	0	0	0	0	0
141,117	8,967	101,237	(34,195)	39,205	(148,632)	172,989	(299,427)

(6,872)	(764)	0	(989)	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	(1)	0	0	0	0

0	0	0	(130,574)	0	0	0	(5,464)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	(30)	0	0	0	(82)
0	0	0	(532)	0	0	0	(266)

0	0	0	0	0	(2,955)	0	(4,098)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	(1)	0	(38)
0	0	0	0	0	0	0	(110)

(6,872)	(764)	0	(132,126)	0	(2,956)	0	(10,058)

4,868	170,010	768,988	370,433	5,842	18,397	34,090	773,148
0	0	0	0	0	0	3,333	10
0	0	0	0	0	0	0	0
0	0	4,541	223	89	122	285	3,473
0	0	8,768	2,067	0	0	3,577	7,613

6,872	764	0	131,563	0	2,741	0	9,351
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	30	0	1	0	120
0	0	0	533	0	0	0	163

(4,162)	(11)	(961)	(477,476)	(23,125)	(185,597)	(513,997)	(478,089)
0	0	0	0	0	0	(1,204)	0
0	0	0	0	0	0	0	0
0	0	(125)	(116)	(108)	(84)	(334)	(7,238)
0	0	(2,834)	(903)	0	0	(8,485)	(18,920)
7,578	170,763	778,377	26,354	(17,302)	(164,420)	(482,735)	289,631

0	0	0	0	0	0	0	0

141,823	178,966	879,614	(139,967)	21,903	(316,008)	(309,746)	(19,854)

178,966	0	221,633	361,600	62,495	378,503	537,722	557,576
$320,789	$178,966	$1,101,247	$221,633	$84,398	$62,495	$227,976	$537,722

$(17,530)	$(13,988)	$(11,494)	$(19,050)	$41,642	$40,909	$53,678	$43,317

Semiannual Report	September 30, 2009	41

Statements of Changes in Net Assets  (Cont.)

	International StocksPLUS® TR Strategy Fund (Unhedged)		International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)		Small Cap StocksPLUS® TR Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$967	$2,927	$8,769	$21,474	$4,235	$13,656
Net realized gain (loss)	19,667	(35,192)	64,351	(145,063)	103,362	(250,188)
Net realized gain on Affiliate investments	2	0	20	1	12	16
Net change in unrealized appreciation (depreciation)	6,534	(6,351)	29,354	(43,368)	(17,267)	20,774
Net change in unrealized appreciation (depreciation) on Affiliate investments	(1)	1	(2)	2	0	0
Net increase (decrease) resulting from operations	27,169	(38,615)	102,492	(166,954)	90,342	(215,742)

Distributions to Shareholders:
From net investment income
Institutional Class	0	0	0	(200)	0	(626)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	0	0	0	0	0
Other Classes	0	0	0	0	0	0
From net realized capital gains
Institutional Class	0	(452)	0	0	0	0
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	(6)	0	0	0	0
Other Classes	0	(8)	0	0	0	0
Tax basis return of capital
Institutional Class	0	(949)	0	0	0	(1,742)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	(11)	0	0	0	0
Other Classes	0	(13)	0	0	0	(3)

Total Distributions	0	(1,439)	0	(200)	0	(2,371)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	80	3,264	9,557	278,893	6,300	1,407,255
Class P	25	10	0	0	0	10
Administrative Class	0	0	0	0	0	0
Class D	503	1,665	37,957	1,413	591	204
Other Classes	2,271	641	6,876	3,229	3,835	3,530
Issued as reinvestment of distributions
Institutional Class	0	1,209	0	200	0	2,367
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	0	16	0	0	0	0
Other Classes	0	21	0	0	0	3
Cost of shares redeemed
Institutional Class	(6,047)	(1,137)	(150,319)	(124,795)	(409,399)	(768,560)
Class P	0	0	0	0	0	0
Administrative Class	0	0	0	0	0	0
Class D	(198)	(860)	(2,305)	(4,876)	(129)	(147)
Other Classes	(474)	(1,596)	(3,064)	(13,483)	(4,759)	(1,837)
Net increase (decrease) resulting from Fund share transactions	(3,840)	3,233	(101,298)	140,581	(403,561)	642,825

Fund Redemption Fee	0	0	0	1	0	22

Total Increase (Decrease) in Net Assets	23,329	(36,821)	1,194	(26,572)	(313,219)	424,734

Net Assets:
Beginning of period	38,727	75,548	231,835	258,407	452,221	27,487
End of period*	$62,056	$38,727	$233,029	$231,835	$139,002	$452,221

*Including undistributed (overdistributed) net investment income of:	$(2,037)	$(3,004)	$(2,231)	$(11,000)	$(3,292)	$(7,527)

42	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

StocksPLUS® Fund		StocksPLUS® Long Duration Fund		StocksPLUS® Total Return Fund		StocksPLUS® TR Short Strategy Fund

Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009	Six Months Ended September 30, 2009 (Unaudited)	Year Ended March 31, 2009

$4,420	$18,782	$7,276	$5,359	$4,054	$12,733	$3,965	$8,563
61,516	(237,180)	94,333	(70,989)	41,567	(120,579)	(86,367)	86,278
30	4	25	5	9	1	23	1
53,412	(43,985)	33,561	11,974	25,155	(12,561)	21,780	(19,438)
13	1	7	0	2	1	(1)	0
119,391	(262,378)	135,202	(53,651)	70,787	(120,405)	(60,600)	75,404

0	(24,687)	(5,869)	(1,672)	0	(10,077)	(5,150)	(2,139)
0	(1)	0	0	0	(1)	0	0
0	(520)	0	0	0	0	0	0
0	(335)	0	0	0	(417)	(717)	(1,572)
0	(11,045)	0	0	0	(2,447)	(1,288)	(1,756)

0	0	0	0	0	0	0	(1,859)
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	(23,254)
0	0	0	0	0	0	0	(19,338)

0	(119)	0	0	0	(1,168)	0	0
0	0	0	0	0	0	0	0
0	(2)	0	0	0	0	0	0
0	(2)	0	0	0	(47)	0	0
0	(53)	0	0	0	(326)	0	0

0	(36,764)	(5,869)	(1,672)	0	(14,483)	(7,155)	(49,918)

113,711	80,910	147,872	161,784	1,247	31,279	430,905	205,058
278	10	0	0	316	10	0	0
69	1,019	0	0	0	0	0	0
937	2,564	0	0	3,174	3,341	40,536	96,705
6,080	31,676	0	0	3,741	9,162	114,490	106,001

0	22,578	5,869	1,672	0	11,207	5,146	3,998
0	1	0	0	0	1	0	0
0	515	0	0	0	0	0	0
0	305	0	0	0	437	684	15,180
0	9,076	0	0	0	2,278	1,195	19,154

(58,400)	(280,634)	(2,237)	(23,496)	(3,596)	(20,179)	(20,912)	(429,829)
(77)	0	0	0	(33)	0	0	0
(78)	(5,813)	0	0	0	0	0	0
(836)	(2,892)	0	0	(479)	(2,335)	(40,538)	(59,954)
(26,066)	(54,941)	0	0	(8,402)	(19,602)	(33,952)	(109,189)
35,618	(195,626)	151,504	139,960	(4,032)	15,599	497,554	(152,876)

0	255	0	0	0	4	1	64

155,009	(494,513)	280,837	84,637	66,755	(119,285)	429,800	(127,326)

238,471	732,984	206,821	122,184	130,435	249,720	122,315	249,641
$393,480	$238,471	$487,658	$206,821	$197,190	$130,435	$552,115	$122,315

$7,052	$2,632	$4,055	$2,648	$7,156	$3,102	$2,253	$5,443

Semiannual Report	September 30, 2009	43

Consolidated Statements of Changes in Net Assets

	Global Multi-Asset Fund

(Amounts in thousands)	Six Months Ended September 30, 2009 (Unaudited)	Period from October 29, 2008 to March 31, 2009

Increase (Decrease) in Net Assets from:

Operations:
Net investment income	$5,583	$5,900
Net realized gain (loss)	44,178	(9,698)
Net realized gain on Affiliate investments	8,614	33
Net capital gain distributions received from Underlying Funds	0	616
Net change in unrealized appreciation	18,280	6,775
Net change in unrealized appreciation (depreciation) on Affiliate investments	31,213	(3,805)
Net increase (decrease) resulting from operations	107,868	(179)

Distributions to Shareholders:
From net investment income
Institutional Class	(1,005)	(4,366)
Class P	(39)	0
Administrative Class	0	0
Class D	(30)	(97)
Other Classes	(139)	(463)
From net realized capital gains
Institutional Class	0	0
Class P	0	0
Administrative Class	0	0
Class D	0	0
Other Classes	0	0
Tax basis return of capital
Institutional Class	0	0
Class P	0	0
Administrative Class	0	0
Class D	0	0
Other Classes	0	0

Total Distributions	(1,213)	(4,926)

Fund Share Transactions:
Receipts for shares sold
Institutional Class	299,585	203,123
Class P	38,975	10
Administrative Class	0	0
Class D	44,351	18,691
Other Classes	310,687	63,171
Issued as reinvestment of distributions
Institutional Class	950	4,037
Class P	8	0
Administrative Class	0	0
Class D	28	90
Other Classes	109	396
Cost of shares redeemed
Institutional Class	(29,843)	(11,437)
Class P	(829)	0
Administrative Class	0	0
Class D	(4,471)	(1,560)
Other Classes	(24,681)	(4,160)
Net increase resulting from Fund share transactions	634,869	272,361

Fund Redemption Fee	0	9

Total Increase in Net Assets	741,524	267,265

Net Assets:
Beginning period	267,265	0
End of period*	$1,008,789	$267,265

*Including undistributed (overdistributed) net investment income of:	$2,795	$(1,575)

44	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Statements of Cash Flows

Six Months Ended September 30, 2009 (Unaudited)
(Amounts in thousands)	Fundamental Advantage Total Return Strategy Fund	Fundamental IndexPLUS™ TR Fund	International StocksPLUS® TR Strategy Fund (U.S. Dollar- Hedged)	Small Cap StocksPLUS® TR Fund	StocksPLUS® Fund	StocksPLUS® Total Return Fund

Increase (Decrease) in Cash and Foreign Currency from:

Cash flows provided by (used for) operating activities:

Net increase in net assets resulting from operations (excluding interest expense)	$101,382	$173,401	$102,879	$90,486	$119,502	$70,872

Adjustments to reconcile net increase in net assets from operations to net cash provided by (used for) operating activities:
Purchases of long-term securities	(2,344,490)	(2,285,404)	(3,200,839)	(1,285,992)	(1,178,022)	(894,641)
Proceeds from sales of long-term securities	1,701,250	2,937,881	3,663,825	1,839,394	1,260,164	963,832
Purchases (Proceeds from sales) of short-term portfolio investments, net	(8,647)	76,029	39,115	7,693	15,631	10,928
Decrease in deposits with counterparty	26,325	2,095	1,335	35,812	9,059	5,200
Increase (decrease) in receivable for investments sold	55,080	(7,105)	(189,743)	(10,057)	(10,091)	52,116
Increase (decrease) in interest and dividends receivable	(2,637)	4,217	2,619	3,797	491	307
Decrease in swap premiums paid	193,095	71,155	74,215	45,010	39,853	8,882
Decrease in payable for investments purchased	(27,369)	(264,131)	(11,847)	(261,783)	(52,562)	(68,044)
Increase (decrease) in accrued related party fees	593	(267)	29	(251)	76	45
Decrease in recoupment payable to Manager	(8)	(2)	0	(13)	0	0
Increase in other liabilities	0	0	0	1	0	0
Proceeds (payment) from futures transactions	(152,820)	905	943	38,577	23,111	23,253
Payment for currency transactions	(1,134)	(1,650)	(26,903)	(1,736)	(883)	(746)
Proceeds (payment) from short sale transactions	(9,020)	2,780	93,282	30,296	17,936	(25,758)
Unrealized appreciation (depreciation) on investments	(50,833)	(101,494)	(29,352)	17,267	(53,425)	(25,157)
Net realized gain on investments	(42,848)	(61,134)	(64,371)	(103,374)	(61,546)	(41,576)
Net amortization on investments	(1,573)	(504)	(254)	(492)	(776)	(147)
Net cash provided by (used for) operating activities	(563,654)	546,772	454,933	444,635	128,518	79,366

Cash flows received from (used for) financing activities:
Proceeds from shares sold	779,880	41,286	54,283	12,571	95,009	8,298
Payment on shares redeemed	(3,920)	(539,580)	(154,473)	(449,279)	(85,969)	(12,165)
Net repayment of reverse repurchase agreements	(221,525)	(18,607)	(328,777)	0	(158,508)	(83,547)
Interest expense paid	(145)	(412)	(387)	(144)	(111)	(85)
Increase (decrease) in overdraft due to custodian	0	(1,065)	0	147	0	(601)
Increase (decrease) in deposits from counterparty	8,930	(28,377)	(27,781)	(8,070)	18,511	8,840
Net cash received from (used for) financing activities	563,220	(546,755)	(457,135)	(444,775)	(131,068)	(79,260)

Net Increase (Decrease) in Cash and Foreign Currency	(434)	17	(2,202)	(140)	(2,550)	106

Cash and Foreign Currency:
Beginning of period	1,506	2,054	3,600	657	3,853	903
End of period	$1,072	$2,071	$1,398	$517	$1,303	$1,009

Semiannual Report	September 30, 2009	45

Schedule of Investments All Asset Fund	(Unaudited) September 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 100.3%
CommodityRealReturn Strategy Fund®	70,667,573	$543,434
Convertible Fund	29,241,382	344,464
Developing Local Markets Fund	10,641,880	105,461
Diversified Income Fund	44,909,452	466,609
EM Fundamental IndexPLUS™ TR Strategy Fund	13,357,335	240,432
Emerging Local Bond Fund	21,180,000	207,564
Emerging Markets Bond Fund	23,231,026	237,653
Floating Income Fund	21,560,049	183,260
Foreign Bond Fund (Unhedged)	800,950	8,138
Fundamental Advantage Total Return Strategy Fund	137,598,147	740,278
Fundamental IndexPLUS™ Fund	1,789,251	13,473
Fundamental IndexPLUS™ TR Fund	12,941,073	107,929
Global Advantage Strategy Bond Fund	24,290,939	274,973
High Yield Fund	15,307,117	129,804
Income Fund	24,893,725	242,465
International StocksPLUS® TR Strategy Fund (Unhedged)	5,614,916	44,189
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	13,030,419	132,389
Investment Grade Corporate Bond Fund	155,855,989	1,740,911
Long Duration Total Return Fund	41,311,947	468,064
Long-Term Credit Fund	63,599,924	747,299
Long-Term U.S. Government Fund	46,050,209	543,393
Low Duration Fund	49,035,356	500,651
Real Return Asset Fund	316,958,799	3,480,208
Real Return Fund	69,497,771	747,796
RealEstateRealReturn Strategy Fund	9,569,879	39,237
Short-Term Fund	66,872,492	655,350
Small Cap StocksPLUS® TR Fund	9,918,238	92,438
StocksPLUS® Fund	1,396,556	10,307
StocksPLUS® Total Return Fund	5,910,377	44,328
Total Return Fund	31,330,950	342,134

Total PIMCO Funds (Cost $12,418,558)		13,434,631

Total Investments 100.3% (Cost $12,418,558)		$13,434,631

Other Assets and Liabilities (Net) (0.3%)		(33,697)

Net Assets 100.0%		$13,400,934

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
PIMCO Funds, at value	$13,434,631	$0	$0	$13,434,631

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

46	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments All Asset All Authority Fund	(Unaudited) September 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (a)(b) 109.5%
CommodityRealReturn Strategy Fund®	13,627,894	$104,798
Convertible Fund	2,390,959	28,165
Developing Local Markets Fund	1,942,877	19,254
Diversified Income Fund	2,963,593	30,792
EM Fundamental IndexPLUS™ TR Strategy Fund	2,189,563	39,412
Emerging Local Bond Fund	1,512,508	14,823
Emerging Markets Bond Fund	4,362,814	44,632
Floating Income Fund	3,014,233	25,621
Foreign Bond Fund (Unhedged)	998,581	10,146
Fundamental Advantage Total Return Strategy Fund	39,049,306	210,085
Fundamental IndexPLUS™ Fund	118,551	893
Fundamental IndexPLUS™ TR Fund	1,439,363	12,004
Global Advantage Strategy Bond Fund	3,407,019	38,567
High Yield Fund	8,859,216	75,126
Income Fund	5,078,357	49,463
Investment Grade Corporate Bond Fund	26,887,213	300,330
Long Duration Total Return Fund	9,718,558	110,111
Long-Term Credit Fund	9,626,683	113,114
Long-Term U.S. Government Fund	10,474,351	123,597
Low Duration Fund	82,090	838
Real Return Asset Fund	47,782,750	524,655
Real Return Fund	14,442,390	155,400
RealEstateRealReturn Strategy Fund	1,691,893	6,937
Short-Term Fund	69	1
Small Cap StocksPLUS® TR Fund	535,222	4,988
StocksPLUS® Fund	148,730	1,098
StocksPLUS® Total Return Fund	240,365	1,803
StocksPLUS® TR Short Strategy Fund	63,660,264	348,858
Total Return Fund	25,725,557	280,923

Total PIMCO Funds (Cost $2,509,734)		2,676,434

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.8%

REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 10/01/2009	$20,006	20,006

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $20,408. Repurchase proceeds are $20,006.)

Total Short-Term Instruments (Cost $20,006)		20,006

Total Investments 110.3% (Cost $2,529,740)		$2,696,440

Other Assets and Liabilities (Net) (10.3%)		(251,635)

Net Assets 100.0%		$2,444,805

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	Institutional Class Shares of each PIMCO Fund.
(c)	Fair Value Measurements +

See Accompanying Notes	Semiannual Report	September 30, 2009	47

Schedule of Investments  All Asset All Authority Fund  (Cont.)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
PIMCO Funds	$2,676,434	$0	$0	$2,676,434
Short-Term Instruments	0	20,006	0	20,006

Investments, at value	$2,676,434	$20,006	$0	$2,696,440

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

48	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments EM Fundamental IndexPLUS™ TR Strategy Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 26.0%

BANKING & FINANCE 23.3%

American Express Bank FSB
0.306% due 04/26/2010	$200	$198

American Express Centurion Bank
0.401% due 11/16/2009	300	300

American Express Credit Corp.
0.439% due 12/02/2010	330	325
1.646% due 05/27/2010	100	100

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	1,980	1,899
5.250% due 11/21/2011	600	620

American International Group, Inc.
0.620% due 10/18/2011	200	176

BA Covered Bond Issuer
5.500% due 06/14/2012	700	721

Bank of America Corp.
6.500% due 08/01/2016	1,800	1,896

Bank of Scotland PLC
0.374% due 12/08/2010	100	98
4.880% due 04/15/2011	5,600	5,676

Barclays Bank PLC
5.000% due 09/22/2016	1,700	1,725
6.050% due 12/04/2017	900	907

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,175	1,280

Capital One Financial Corp.
6.150% due 09/01/2016	300	295

Caterpillar Financial Services Corp.
6.125% due 02/17/2014	2,100	2,305

Citibank N.A.
1.625% due 03/30/2011	100	101

Citigroup Capital XXI
8.300% due 12/21/2057	400	360

Citigroup, Inc.
0.313% due 12/28/2009	1,800	1,798
0.579% due 05/18/2010	1,800	1,792
0.579% due 06/09/2016	500	416
5.500% due 04/11/2013	2,600	2,664
5.500% due 10/15/2014	1,700	1,700
6.000% due 02/21/2012	40	42

Commonwealth Bank of Australia
0.925% due 07/12/2013	2,500	2,494

Deutsche Bank AG
0.740% due 02/17/2015	900	844
6.000% due 09/01/2017	600	649

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	800	777
7.375% due 02/01/2011	1,900	1,891

General Electric Capital Corp.
0.768% due 10/06/2015	1,500	1,284
3.000% due 12/09/2011	100	104
6.875% due 01/10/2039	100	105

Goldman Sachs Group, Inc.
0.692% due 08/05/2011	1,000	991
5.300% due 02/14/2012	200	211

HSBC Finance Corp.
0.380% due 03/12/2010	8,100	8,074

International Lease Finance Corp.
0.627% due 05/24/2010	100	95
4.375% due 11/01/2009	400	398
4.875% due 09/01/2010	3,000	2,814

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
0.417% due 12/21/2011	$2,700	$2,678
5.750% due 01/02/2013	200	214

Lloyds Banking Group PLC
5.920% due 09/29/2049	100	58

Macquarie Group Ltd.
7.300% due 08/01/2014	1,300	1,390

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	200	192
0.683% due 11/01/2011	1,000	970
0.692% due 02/05/2010	5,300	5,302
0.704% due 07/25/2011	200	195
6.875% due 04/25/2018	300	316

Morgan Stanley
0.490% due 04/19/2012	200	194
0.788% due 01/09/2012	900	876
5.950% due 12/28/2017	600	612

New York Life Global Funding
4.650% due 05/09/2013	200	211

Northern Rock PLC
5.625% due 06/22/2017	2,600	2,395

Pricoa Global Funding I
1.130% due 06/04/2010	200	199

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	5,200	5,215

Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	200	199

SLM Corp.
0.664% due 07/26/2010	500	475

SLM Corp. CPI Linked Bond
0.698% due 11/21/2013	30	17

Societe Generale
5.922% due 04/29/2049	300	216

USB Capital IX
6.189% due 10/29/2049	100	78

Wachovia Bank N.A.
0.863% due 11/03/2014	400	364

Wachovia Corp.
0.639% due 10/15/2011	2,900	2,860
0.673% due 08/01/2013	500	478

Wells Fargo & Co.
7.980% due 03/29/2049	1,100	1,006

		74,835

INDUSTRIALS 2.2%

Dow Chemical Co.
4.850% due 08/15/2012	1,500	1,561

Petrobras International Finance Co.
7.875% due 03/15/2019	1,800	2,086

Petroleos Mexicanos
8.000% due 05/03/2019	100	115

President and Fellows of Harvard College
6.500% due 01/15/2039	200	242

Reynolds American, Inc.
7.750% due 06/01/2018	200	219

Roche Holdings, Inc.
2.393% due 02/25/2011	1,500	1,541
7.000% due 03/01/2039	600	747

Union Pacific Corp.
5.700% due 08/15/2018	500	540

		7,051

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
UTILITIES 0.5%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	$600	$629

Duke Energy Carolinas LLC
5.750% due 11/15/2013	100	111

Verizon Wireless Capital LLC
3.025% due 05/20/2011	500	517
5.250% due 02/01/2012	200	214

		1,471

Total Corporate Bonds & Notes (Cost $78,971)		83,357

MUNICIPAL BONDS & NOTES 0.9%

Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	300	305

Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	25	30

Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,258

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	103

New York State Thruway Authority Revenue Bonds, (FSA Insured), Series 2005
4.750% due 01/01/2029	300	313

Total Municipal Bonds & Notes (Cost $2,714)		3,009

U.S. GOVERNMENT AGENCIES 32.0%

Fannie Mae
5.500% due 05/01/2037 - 10/01/2039	20,204	21,146
6.000% due 11/01/2032 - 04/01/2039	65,602	69,346
6.000% due 10/01/2037 (c)	9,376	9,912

Freddie Mac
5.500% due 10/01/2038	1,490	1,562

Ginnie Mae
5.500% due 11/01/2039	500	523

Small Business Administration
6.220% due 12/01/2028	98	108

Total U.S. Government Agencies (Cost $100,644)		102,597

U.S. TREASURY OBLIGATIONS 34.9%

U.S. Treasury Bonds
3.500% due 02/15/2039	500	453
4.250% due 05/15/2039 (c)	9,100	9,420
4.500% due 08/15/2039	4,900	5,286
5.375% due 02/15/2031	100	119

U.S. Treasury Notes
0.875% due 04/30/2011 (c)	36,114	36,230
0.875% due 05/31/2011	15,000	15,043
1.000% due 07/31/2011 (c)	1,025	1,029
1.000% due 08/31/2011	36,300	36,382
3.000% due 09/30/2016	7,900	7,935

Total U.S. Treasury Obligations (Cost $110,882)		111,897

See Accompanying Notes	Semiannual Report	September 30, 2009	49

Schedule of Investments  EM Fundamental IndexPLUS™ TR Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
MORTGAGE-BACKED SECURITIES 0.5%

Bear Stearns Commercial Mortgage Securities
5.593% due 06/11/2040	$77	$79

GS Mortgage Securities Corp. II
6.615% due 02/14/2016	200	214

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037	1,388	1,329

Total Mortgage-Backed Securities (Cost $1,415)		1,622

ASSET-BACKED SECURITIES 0.2%

Asset-Backed Funding Certificates
0.306% due 11/25/2036	75	73

Chase Issuance Trust
5.160% due 04/16/2018	100	107

Countrywide Asset-Backed Certificates
0.296% due 05/25/2047	160	152

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	400	401

Total Asset-Backed Securities (Cost $711)		733

SOVEREIGN ISSUES 1.2%

Export-Import Bank of Korea
5.875% due 01/14/2015	1,500	1,585

Mexico Government International Bond
6.050% due 01/11/2040	200	200

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012	2,000	2,003

Total Sovereign Issues (Cost $3,692)		3,788

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%

ASIF III Jersey Ltd.
5.500% due 03/07/2011	EUR	600	$853

Barclays Bank PLC
14.000% due 11/29/2049	GBP	500	1,039

CIT Group, Inc.
5.000% due 05/13/2014	EUR	100	89

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		100	150

General Electric Capital Corp.
5.500% due 09/15/2067		400	459

JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		1,000	1,425

LeasePlan Corp. NV
3.125% due 02/10/2012		300	450

Merrill Lynch & Co., Inc.
1.112% due 03/22/2011		400	565

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	100	96

Province of Ontario Canada
5.850% due 03/08/2033	CAD	1,400	1,533

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	1,000	739

SLM Corp.
3.125% due 09/17/2012		500	571

Total Foreign Currency-Denominated Issues (Cost $7,000)			7,969

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.1%

American International Group, Inc.
8.500% due 08/01/2011	9,500	$110

Wells Fargo & Co.
7.500% due 12/31/2049	200	178

Total Convertible Preferred Securities (Cost $174)		288

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 0.1%

REPURCHASE AGREEMENTS 0.1%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$187	187

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $195. Repurchase proceeds are $187.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (c)	180	180

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
	16,907	169

Total Short-Term Instruments (Cost $536)		536

Total Investments 98.4% (Cost $306,739)		$315,796

Written Options (e) (0.1%) (Premiums $496)		(394)

Other Assets and Liabilities (Net) 1.7%		5,387

Net Assets 100.0%		$320,789

Notes to Schedule of Investments (amounts in thousands*, except number of contracts)

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Affiliated to the Fund.
(b)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $8,638 at a weighted average interest rate of 0.293%. On September 30, 2009, there were no open reverse repurchase agreements.
(c)	Securities with an aggregate market value of $1,623 and cash of $25 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	6	$15
90-Day Euribor March Futures	Long	03/2010	10	27
90-Day Eurodollar December Futures	Long	12/2009	127	161
90-Day Eurodollar December Futures	Long	12/2010	264	146
90-Day Eurodollar June Futures	Long	06/2010	376	530
90-Day Eurodollar March Futures	Long	03/2010	110	128
90-Day Eurodollar March Futures	Long	03/2011	260	29
90-Day Eurodollar September Futures	Long	09/2010	268	254
U.S. Treasury 2-Year Note December Futures	Long	12/2009	11	(1)
U.S. Treasury 10-Year Note December Futures	Long	12/2009	31	55
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	75	105
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	6	4
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	6	9
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	3	7
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	3	1
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	6	7

				$1,477

50	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(d)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	$4,000	$542	$142	$400
Procter & Gamble Co.	DUB	1.000%	09/20/2014	0.418%	2,800	78	35	43
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	100	(5)	(10)	5
SLM Corp.	UBS	5.000%	03/20/2010	9.953%	100	(1)	(4)	3

						$614	$163	$451

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$200	$1	$2	$(1)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(7)	0	(7)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,600	(4)	2	(6)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$4,700	101	98	3
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		12,500	269	262	7
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		3,500	114	102	12
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		1,200	35	28	7
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	RBS		18,900	547	429	118
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		22,300	859	(362)	1,221
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	RBS		5,300	205	(123)	328

							$2,111	$436	$1,675

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	eRAFI EM Index	39,985	1-Month USD-LIBOR plus 1.340%	$64,601	01/29/2010	JPM	$5,532
Receive	eRAFI EM Index	81,768	1-Month USD-LIBOR plus 1.370%	132,105	01/29/2010	JPM	11,310
Receive	eRAFI EM Index	20,327	1-Month USD-LIBOR plus 1.390%	32,841	01/29/2010	JPM	2,811
Receive	eRAFI EM Index	18,540	3-Month USD-LIBOR plus 0.800%	29,740	01/29/2010	JPM	2,756
Receive	eRAFI EM Index	13,859	1-Month USD-LIBOR plus 1.390%	22,390	06/30/2010	JPM	1,917

							$24,326

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(e)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	6	$3	$2
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	6	5	2

				$8	$4

See Accompanying Notes	Semiannual Report	September 30, 2009	51

Schedule of Investments  EM Fundamental IndexPLUS™ TR Strategy Fund  (Cont.)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$500	$2	$1
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	7,000	49	32
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	18	3
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009	30,000	143	192
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	3,000	35	4
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	34,000	241	158

							$488	$390

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	108	$13,000	EUR	500	$99
Sales	197	159,500		0	1,279
Closing Buys	(39)	(87,000)		(500)	(757)
Expirations	(209)	(9,000)		0	(99)
Exercised	(45)	0		0	(26)

Balance at 09/30/2009	12	$76,500	EUR	0	$496

(f)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$2,000	$2,077	$2,085
Fannie Mae	6.000%	10/01/2039	11,700	12,301	12,342
Fannie Mae	6.000%	11/01/2039	7,000	7,347	7,362

				$21,725	$21,789

(g)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	3,042	10/2009	HSBC	$0	$(101)	$(101)
Buy		3,041	10/2009	JPM	208	0	208
Buy		3,312	02/2010	HSBC	103	0	103
Buy	CAD	104	10/2009	CITI	1	0	1
Buy	CNY	284	03/2010	BCLY	0	0	0
Buy		284	03/2010	HSBC	0	0	0
Buy		1,738	03/2010	JPM	0	(3)	(3)
Buy		557	08/2010	HSBC	0	0	0
Buy		4,031	08/2010	JPM	0	(5)	(5)
Buy		1,053	08/2010	MSC	0	(1)	(1)
Sell	EUR	1,306	10/2009	BCLY	0	(40)	(40)
Sell		1,562	10/2009	BNP	0	(49)	(49)
Sell	GBP	950	10/2009	BNP	68	0	68
Buy	IDR	713,575	01/2010	BCLY	0	(1)	(1)
Sell	JPY	7,648	10/2009	BNP	0	(2)	(2)
Sell		39,990	10/2009	RBC	0	(5)	(5)
Sell		92	10/2009	RBS	0	0	0
Buy	KRW	34,664	11/2009	DUB	2	0	2
Buy		242,004	11/2009	JPM	5	0	5
Buy		34,629	11/2009	MSC	1	0	1
Buy	MXN	982	11/2009	CITI	0	(1)	(1)
Buy		983	11/2009	HSBC	0	(1)	(1)
Buy	MYR	198	11/2009	BCLY	1	0	1
Buy		99	11/2009	BOA	1	0	1
Buy		95	11/2009	RBS	1	0	1
Buy	SGD	81	11/2009	DUB	1	0	1
Buy		81	11/2009	HSBC	1	0	1
Buy		103	11/2009	UBS	0	0	0
Buy	TWD	1,829	11/2009	GSC	1	0	1
Buy		1,835	11/2009	HSBC	2	0	2

					$396	$(209)	$187

52	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(h)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$83,357	$0	$83,357
U.S. Government Agencies	0	102,597	0	102,597
U.S. Treasury Obligations	0	111,897	0	111,897
Other Investments +++	457	17,488	0	17,945

Investments, at value	$457	$315,339	$0	$315,796

Short Sales, at value	$0	$(21,789)	$0	$(21,789)

Financial Derivative Instruments ++++	$1,477	$1,918	$24,326	$27,721

Total	$1,934	$295,468	$24,326	$321,728

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Financial Derivative Instruments ++++	$19,108	$0	$0	$0	$5,214	$4	$24,326	$5,216

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(i)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,477	$0	$0	$0	$0	$1,477
Unrealized appreciation on foreign currency contracts	0	396	0	0	0	396
Unrealized appreciation on swap agreements	1,696	0	451	24,326	0	26,473

	$3,173	$396	$451	$24,326	$0	$28,346

Liabilities:
Written options outstanding	$394	$0	$0	$0	$0	$394
Unrealized depreciation on foreign currency contracts	0	209	0	0	0	209
Unrealized depreciation on swap agreements	21	0	1	0	0	22

	$415	$209	$1	$0	$0	$625

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(6)	$0	$0	$0	$0	$(6)
Net realized gain (loss) on futures contracts, written options and swaps	(2,015)	0	38	118,602	0	116,625
Net realized (loss) on foreign currency transactions	0	(102)	0	0	0	(102)

	$(2,021)	$(102)	$38	$118,602	$0	$116,517

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$6	$0	$0	$0	$0	$6
Net change in unrealized appreciation on futures contracts, written options and swaps	3,189	0	451	5,217	0	8,857
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	274	0	0	0	274

	$3,195	$274	$451	$5,217	$0	$9,137

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	53

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 32.0%

BANKING & FINANCE 24.4%

American Express Centurion Bank
0.306% due 03/23/2010	$2,700	$2,690
0.324% due 07/13/2010	1,100	1,090
0.402% due 12/17/2009	600	600

American Express Co.
6.150% due 08/28/2017	2,100	2,209
7.000% due 03/19/2018	800	882

American Express Credit Corp.
0.396% due 10/04/2010	4,080	4,030

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	1,800	1,726

American International Group, Inc.
0.620% due 10/18/2011	6,500	5,727

ANZ National International Ltd.
6.200% due 07/19/2013	900	986

Bank of America Corp.
0.549% due 02/12/2010	1,350	1,350
4.875% due 09/15/2012	2,350	2,415
6.500% due 08/01/2016	4,300	4,528

Bank of Scotland PLC
4.880% due 04/15/2011	18,900	19,157

Barclays Bank PLC
5.000% due 09/22/2016	5,500	5,582

Bear Stearns Cos. LLC
0.497% due 02/23/2010	400	400
0.549% due 05/18/2010	3,600	3,603
0.562% due 11/28/2011	2,800	2,783
0.718% due 01/31/2011	400	400
7.250% due 02/01/2018	2,000	2,288

Citibank N.A.
1.625% due 03/30/2011	600	607
1.875% due 05/07/2012	800	806
1.875% due 06/04/2012	400	403

Citigroup Funding, Inc.
1.518% due 05/07/2010	12,400	12,412
2.250% due 12/10/2012	1,500	1,522

Citigroup, Inc.
0.313% due 12/28/2009	5,200	5,193
2.125% due 04/30/2012	1,100	1,116
5.500% due 04/11/2013	5,000	5,122
5.500% due 10/15/2014	5,700	5,700

Comerica Bank
0.517% due 05/24/2011	3,100	2,968

Countrywide Financial Corp.
5.800% due 06/07/2012	3,515	3,711

Dexia Credit Local
0.939% due 09/23/2011	4,700	4,748

Duke University
4.200% due 04/01/2014	900	947
5.150% due 04/01/2019	800	865

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,800	1,749
7.375% due 02/01/2011	3,300	3,284

General Electric Capital Corp.
1.800% due 03/11/2011	300	304
2.000% due 09/28/2012	3,100	3,120
3.000% due 12/09/2011	2,000	2,071
5.875% due 01/14/2038	3,000	2,760

Goldman Sachs Group, Inc.
0.739% due 03/22/2016	2,300	2,173
6.150% due 04/01/2018	2,300	2,423
6.250% due 09/01/2017	3,800	4,025

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Hartford Life Global Funding Trusts
0.490% due 11/15/2009	$3,000	$2,986

HSBC Finance Corp.
0.674% due 08/09/2011	3,200	3,107
0.720% due 11/16/2009	3,700	3,702

International Lease Finance Corp.
0.627% due 05/24/2010	3,400	3,239
0.860% due 07/13/2012	6,400	5,030
5.000% due 04/15/2010	5,200	5,051
5.400% due 02/15/2012	1,400	1,204

JPMorgan Chase & Co.
7.900% due 04/29/2049	2,100	2,023

JPMorgan Chase Capital XXI
1.433% due 02/02/2037	3,300	2,202

KeyBank N.A.
2.598% due 06/02/2010	1,200	1,195

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	8,800	1,518
3.375% due 01/26/2017 (a)	900	112

Macquarie Bank Ltd.
3.300% due 07/17/2014	8,600	8,718

Macquarie Group Ltd.
7.300% due 08/01/2014	3,100	3,314

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	2,000	2,000
0.544% due 06/05/2012	4,600	4,426
0.640% due 02/15/2011	1,600	1,560
0.692% due 02/05/2010	9,800	9,803
0.704% due 07/25/2011	400	389

Metropolitan Life Global Funding I
0.893% due 09/17/2010	10,900	10,878

Morgan Stanley
0.989% due 10/15/2015	5,700	5,221
2.550% due 05/14/2010	1,200	1,213

National Australia Bank Ltd.
2.550% due 01/13/2012	3,000	3,060

Northern Rock PLC
5.625% due 06/22/2017	3,800	3,500

Pacific Life Global Funding
0.519% due 06/22/2011	3,094	2,875

Premium Asset Trust
0.798% due 10/08/2009	4,000	3,997

Pricoa Global Funding I
0.483% due 09/27/2013	700	646
0.591% due 01/30/2012	900	852
1.130% due 06/04/2010	2,700	2,684

Princeton University
5.700% due 03/01/2039	800	884

Principal Life Income Funding Trusts
5.550% due 04/27/2015	900	907

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	7,000	7,020
3.000% due 12/09/2011	2,600	2,678
4.875% due 08/25/2014	200	203

SLM Corp.
0.499% due 03/15/2011	2,700	2,432
0.693% due 01/31/2014	900	538
4.000% due 01/15/2010	2,800	2,782

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	328

UBS AG
1.392% due 05/05/2010	2,800	2,806
5.750% due 04/25/2018	400	407

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Corp.
0.569% due 06/15/2017	$1,000	$863
0.639% due 10/15/2011	5,500	5,425
5.750% due 02/01/2018	1,000	1,060

Wells Fargo & Co.
7.980% due 03/29/2049	13,600	12,444

Westpac Banking Corp.
0.993% due 07/16/2014	1,000	994

		268,751

INDUSTRIALS 4.6%

Amgen, Inc.
6.900% due 06/01/2038	2,600	3,176

CODELCO, Inc.
7.500% due 01/15/2019	300	364

CVS Caremark Corp.
0.661% due 06/01/2010	1,660	1,661

Dell, Inc.
5.650% due 04/15/2018	1,600	1,682

Dow Chemical Co.
4.850% due 08/15/2012	3,500	3,643

Gaz Capital S.A.
7.343% due 04/11/2013	100	107
8.146% due 04/11/2018	600	637
8.625% due 04/28/2034	3,300	3,629

Martin Marietta Materials, Inc.
0.641% due 04/30/2010	4,160	4,140

Norfolk Southern Corp.
5.750% due 04/01/2018	3,600	3,922

Oracle Corp.
5.750% due 04/15/2018	2,700	2,980

Petrobras International Finance Co.
7.875% due 03/15/2019	3,400	3,940

Petroleos Mexicanos
8.000% due 05/03/2019	1,100	1,262

Philip Morris International, Inc.
6.375% due 05/16/2038	400	462

Quicksilver Resources, Inc.
11.750% due 01/01/2016	1,100	1,218

Reynolds American, Inc.
0.999% due 06/15/2011	3,100	3,050

Roche Holdings, Inc.
2.393% due 02/25/2011	2,100	2,158

Suncor Energy, Inc.
6.100% due 06/01/2018	4,000	4,188

Time Warner, Inc.
0.684% due 11/13/2009	2,900	2,901

Vale Overseas Ltd.
5.625% due 09/15/2019	3,100	3,170

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	2,200	2,512

		50,802

UTILITIES 3.0%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,800	6,293

EDF S.A.
5.500% due 01/26/2014	300	330
6.500% due 01/26/2019	300	344
6.950% due 01/26/2039	300	373

54	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	$3,000	$3,257

Public Service Electric & Gas Co.
5.300% due 05/01/2018	1,100	1,180

Telecom Italia Capital S.A.
1.120% due 07/18/2011	5,750	5,708

Telefonica Emisiones SAU
0.809% due 02/04/2013	3,000	2,948

Verizon Wireless Capital LLC
3.025% due 05/20/2011	6,077	6,290

Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,766

		32,489

Total Corporate Bonds & Notes (Cost $350,470)		352,042

CONVERTIBLE BONDS & NOTES 0.3%

Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	2,985

Total Convertible Bonds & Notes (Cost $2,830)		2,985

MUNICIPAL BONDS & NOTES 0.9%

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	110
7.550% due 04/01/2039	100	111

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	108
6.899% due 12/01/2040	1,600	1,793

Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	537

New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	86
5.000% due 06/01/2041	1,900	1,438

Northern Alaska State Tobacco Securitization Corp. Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,840

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	2,100	1,706

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	2,500	2,613

Total Municipal Bonds & Notes (Cost $9,328)		10,448

U.S. GOVERNMENT AGENCIES 8.0%

Fannie Mae
2.990% due 03/01/2034	964	983
3.122% due 07/01/2035	1,364	1,395
4.013% due 12/01/2034	1,111	1,139
4.500% due 10/01/2024	3,500	3,624
5.000% due 07/01/2023 - 10/01/2039	1,771	1,842
5.000% due 06/01/2035 - 02/01/2036 (f)	15,763	16,348
5.500% due 11/01/2036 - 08/01/2038 (f)	9,418	9,868
5.500% due 12/01/2037 - 11/01/2038	6,413	6,720

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 08/01/2036 - 10/01/2036	$1,226	$1,297
6.000% due 09/01/2036 - 11/01/2036 (f)	7,941	8,402

Freddie Mac
0.389% due 05/04/2011	1,031	1,032
5.000% due 02/15/2016 - 11/01/2035	1,423	1,473
5.000% due 10/01/2035 (f)	10,815	11,216
5.500% due 09/01/2037 (f)	7,974	8,359
5.500% due 09/01/2038	7,336	7,690

Ginnie Mae
6.000% due 02/15/2037 - 09/15/2037	1,258	1,331

Small Business Administration
5.490% due 03/01/2028	450	483
6.020% due 08/01/2028	4,891	5,468

Total U.S. Government Agencies (Cost $84,474)		88,670

U.S. TREASURY OBLIGATIONS 45.0%

U.S. Treasury Bonds
4.250% due 05/15/2039 (f)	16,000	16,563
4.375% due 02/15/2038 (f)	1,000	1,054
4.500% due 05/15/2038	24,300	26,168
4.500% due 08/15/2039 (f)	60,999	65,803

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	15,342	15,391
0.875% due 05/31/2011 (f)	508	509
1.000% due 07/31/2011 (f)	16	16
1.000% due 08/31/2011 (f)	331,100	331,850
1.125% due 06/30/2011 (f)	5,042	5,074
3.000% due 09/30/2016	32,600	32,745

Total U.S. Treasury Obligations (Cost $488,571)		495,173

MORTGAGE-BACKED SECURITIES 1.4%

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	7,100	5,836

Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038	3,400	3,162

GS Mortgage Securities Corp. II
5.999% due 08/10/2045	1,600	1,327

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	2,300	1,982

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	1,215	790

WaMu Mortgage Pass-Through Certificates
5.667% due 06/25/2037	3,688	2,422

Total Mortgage-Backed Securities (Cost $16,455)		15,519

ASSET-BACKED SECURITIES 3.2%

Access Group, Inc.
1.804% due 10/27/2025	3,274	3,307

Chase Issuance Trust
1.799% due 09/15/2015	5,400	5,556

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	1,100	1,103
2.000% due 12/15/2011	3,800	3,833

IXIS Real Estate Capital Trust
0.586% due 02/25/2036	3,751	2,941

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Long Beach Mortgage Loan Trust
0.306% due 12/25/2036		$237	$181

SLM Student Loan Trust
2.004% due 04/25/2023		6,479	6,737

South Carolina Student Loan Corp.
1.111% due 03/02/2020		3,100	3,089
1.361% due 09/03/2024		1,400	1,397

Structured Asset Securities Corp.
0.356% due 01/25/2037		10,000	6,848

Total Asset-Backed Securities (Cost $37,311)			34,992

SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
5.875% due 01/14/2015		3,000	3,171

Mexico Government International Bond
6.050% due 01/11/2040		800	802

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012		2,000	2,002

Total Sovereign Issues (Cost $5,784)			5,975

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%

American International Group, Inc.
4.000% due 09/20/2011	EUR	900	1,245

Barclays Bank PLC
10.000% due 05/21/2021	GBP	1,209	2,510
14.000% due 11/29/2049		1,000	2,077

Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,443

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		500	749

Goldman Sachs Group, Inc.
6.375% due 05/02/2018		400	651

KeyCorp
1.051% due 11/22/2010		1,600	2,155

LeasePlan Corp. NV
3.125% due 02/10/2012		100	150

Merrill Lynch & Co., Inc.
1.134% due 05/30/2014		1,900	2,512

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	600	578

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049	EUR	2,000	1,478

SLM Corp.
2.750% due 03/15/2011	CHF	2,100	1,814

Total Foreign Currency-Denominated Issues (Cost $16,239)			18,362

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%

Wells Fargo & Co.
7.500% due 12/31/2049		2,500	2,232

Total Convertible Preferred Securities (Cost $1,950)			2,232

See Accompanying Notes	Semiannual Report	September 30, 2009	55

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 8.7%

REPURCHASE AGREEMENTS 0.0%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$212	$212

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $220. Repurchase proceeds are $212.)

U.S. CASH MANAGEMENT BILLS 0.8%
0.186% due 04/01/2010 (d)(f)	8,908	8,901

U.S. TREASURY BILLS 1.1%
0.220% due 02/25/2010 - 03/04/2010 (b)(f)	11,790	11,783

SHARES	MARKET VALUE (000S)
SHORT-TERM FLOATING NAV PORTFOLIO (c) 6.8%
7,505,311	$75,151

Total Short-Term Instruments (Cost $96,042)	96,047

PURCHASED OPTIONS (h) 0.0%
(Cost $26)	6

Total Investments 101.9% (Cost $1,109,480)	$1,122,451

Written Options (i) (0.1%) (Premiums $2,607)	(1,030)

Other Assets and Liabilities (Net) (1.8%)	(20,174)

Net Assets 100.0%	$1,101,247

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $839 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $131,526 at a weighted average interest rate of 0.279%. On September 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $99,135 and cash of $353 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$0
90-Day Euribor December Futures	Long	03/2010	3	0
90-Day Euribor December Futures	Long	03/2011	4	0
90-Day Euribor March Futures	Long	12/2009	3	0
90-Day Euribor March Futures	Long	03/2010	15	(1)
90-Day Eurodollar December Futures	Long	12/2009	384	1,043
90-Day Eurodollar December Futures	Long	12/2010	85	52
90-Day Eurodollar June Futures	Long	06/2010	277	399
90-Day Eurodollar March Futures	Long	03/2010	265	826
90-Day Eurodollar March Futures	Long	03/2011	81	11
90-Day Eurodollar September Futures	Long	09/2010	109	137
E-Mini S&P 500 Index December Futures	Short	12/2009	3,367	(3,494)
S&P 500 Index December Futures	Short	12/2009	3,427	(11,862)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	66	128
U.S. Treasury 10-Year Note December Futures	Long	12/2009	206	327
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	238	336
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	09/2010	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	06/2010	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	06/2010	3	0

				$(12,098)

(g)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	$10,500	$1,425	$374	$1,051
Mexico Government International Bond	JPM	3.030%	12/20/2009	0.914%	1,000	13	0	13
Procter & Gamble Co.	DUB	1.000%	09/20/2014	0.418%	6,600	183	82	101

						$1,621	$456	$1,165

56	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfronte Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$94	$6	$12	$(6)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	BCLY	0.757%	12/20/2012	$486	$8	$0	$8
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	2,334	33	0	33
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	11	0	11

					$52	$0	$52

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY	BRL	900	$(5)	$0	$(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(7)	0	(7)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$15,700	338	328	10
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		40,900	881	857	24
Pay	3-Month USD-LIBOR	4.000%	12/17/2010	BOA		6,100	300	119	181
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		9,500	311	278	33
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,200	71	44	27
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	CITI		4,300	256	155	101
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		1,200	71	38	33
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		2,500	72	58	14
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	RBS		92,300	2,670	2,095	575
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		15,500	865	331	534
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		200	8	(4)	12
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		700	27	(12)	39
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	1,400	197	(21)	218
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	500	62	5	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	CSFB		9,200	1,180	(117)	1,297
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		500	64	0	64
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	RBS		7,900	1,014	(94)	1,108
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		1,400	203	(1)	204

							$8,575	$4,059	$4,516

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	2,166,695	1-Month USD-LIBOR plus 0.200%	$208,938	02/26/2010	CSFB	$6,674
Receive	eRAFI 1000 Index	1,319,524	1-Month USD-LIBOR plus 0.300%	130,542	03/12/2010	CSFB	786
Receive	eRAFI 1000 Index	1,296,249	1-Month USD-LIBOR plus 0.310%	124,999	02/26/2010	JPM	3,983
Receive	eRAFI 1000 Index	5,885,852	1-Month USD-LIBOR plus 0.300%	582,295	10/15/2009	MLP	3,505
Receive	eRAFI 1000 Index	233,222	1-Month USD-LIBOR plus 0.200%	23,450	09/15/2010	MLP	(237)

							$14,711

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2009	57

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

(h)	Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index December Futures	$1,400.000	12/17/2009	370	$14	$0
Call - CBOE S&P 500 Index December Futures	1,425.000	12/17/2009	70	2	0
Call - CBOE S&P 500 Index December Futures	1,450.000	12/17/2009	136	4	0
Put - CBOT U.S. Treasury 5-Year Note November Futures	100.000	10/23/2009	66	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2009	136	1	2
Put - CBOT U.S. Treasury 30-Year Note December Futures	100.000	11/20/2009	240	4	4

				$26	$6

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2009	70	$30	$44
Call - CBOT U.S. Treasury 10-Year Note December Futures	121.000	11/20/2009	19	11	7
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	19	15	7

				$56	$58

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$1,900	$9	$4
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	46,000	382	25
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009	123,400	589	789
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	4,000	25	7
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	46,000	457	25
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,700	10	3
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	98,000	941	54
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,600	11	3
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	20,000	127	62

							$2,551	$972

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	590	$21,000	EUR	1,000	$289
Sales	294	342,600		0	2,658
Closing Buys	(72)	(10,000)		(1,000)	(72)
Expirations	(704)	(11,000)		0	(268)
Exercised	0	0		0	0

Balance at 09/30/2009	108	$342,600	EUR	0	$2,607

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2039	$3,000	$3,155	$3,165
Fannie Mae	6.000%	11/01/2039	6,000	6,297	6,310

				$9,452	$9,475

58	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	208	10/2009	JPM	$2	$0	$2
Buy		208	10/2009	RBS	11	0	11
Sell	BRL	3,701	10/2009	HSBC	0	(123)	(123)
Buy		3,701	10/2009	JPM	253	0	253
Buy		7,306	02/2010	HSBC	159	0	159
Buy	CAD	390	10/2009	CITI	4	0	4
Sell	CHF	1,803	10/2009	BNP	0	(74)	(74)
Buy		1,803	10/2009	HSBC	0	(8)	(8)
Sell		1,803	12/2009	HSBC	8	0	8
Buy	CNY	1,968	03/2010	JPM	0	(3)	(3)
Buy		1,811	08/2010	HSBC	0	(1)	(1)
Buy		42,682	08/2010	JPM	0	(69)	(69)
Buy		3,443	08/2010	MSC	0	(2)	(2)
Sell	EUR	2,908	10/2009	BCLY	0	(90)	(90)
Sell		3,478	10/2009	BNP	0	(109)	(109)
Sell	GBP	5,091	10/2009	BNP	366	0	366
Buy	IDR	9,559,950	01/2010	BCLY	0	(11)	(11)
Sell	JPY	131,659	10/2009	RBC	0	(15)	(15)
Sell		22,952	10/2009	RBS	0	(4)	(4)
Buy	KRW	101,516	11/2009	DUB	4	0	4
Buy		2,480,675	11/2009	JPM	38	0	38
Buy		101,414	11/2009	MSC	4	0	4
Buy	MXN	13,163	11/2009	CITI	0	(10)	(10)
Buy		13,173	11/2009	HSBC	0	(10)	(10)
Buy	MYR	583	11/2009	BCLY	3	0	3
Buy		289	11/2009	BOA	1	0	1
Buy		279	11/2009	RBS	1	0	1
Buy	SGD	238	11/2009	DUB	4	0	4
Buy		237	11/2009	HSBC	4	0	4
Buy		1,382	11/2009	UBS	3	0	3
Buy	TWD	5,389	11/2009	GSC	4	0	4
Buy		5,405	11/2009	HSBC	5	0	5

					$874	$(529)	$345

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$352,042	$0	$352,042
U.S. Government Agencies	0	88,670	0	88,670
U.S. Treasury Obligations	0	495,173	0	495,173
Short-Term Instruments	75,151	20,896	0	96,047
Other Investments +++	2,233	88,286	0	90,519

Investments, at value	$77,384	$1,045,067	$0	$1,122,451

Short Sales, at value	$0	$(9,475)	$0	$(9,475)

Financial Derivative Instruments ++++	$(12,098)	$14,985	$4,768	$7,655

Total	$65,286	$1,050,577	$4,768	$1,120,631

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments ++++	$13,181	$0	$0	$0	$(14,233)	$5,820	$4,768	$(7,686)

Total	$13,181	$0	$0	$0	$(14,233)	$5,820	$4,768	$(7,686)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.

See Accompanying Notes	Semiannual Report	September 30, 2009	59

Schedule of Investments  Fundamental Advantage Total Return Strategy Fund  (Cont.)

+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$6	$0	$0	$0	$0	$6
Variation margin receivable ^^	3,260	0	0	0	0	3,260
Unrealized appreciation on foreign currency contracts	0	874	0	0	0	874
Unrealized appreciation on swap agreements	4,531	0	1,218	14,947	0	20,696

	$7,797	$874	$1,218	$14,947	$0	$24,836

Liabilities:
Written options outstanding	$1,030	$0	$0	$0	$0	$1,030
Variation margin payable ^^	2	0	0	15,356	0	15,358
Unrealized depreciation on foreign currency contracts	0	529	0	0	0	529
Unrealized depreciation on swap agreements	15	0	6	237	0	258

	$1,047	$529	$6	$15,593	$0	$17,175

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(10)	$0	$0	$(67)	$0	$(77)
Net realized gain (loss) on futures contracts, written options and swaps	7,168	0	(4,885)	52,891	0	55,174
Net realized (loss) on foreign currency transactions	0	(1,211)	0	0	0	(1,211)

	$7,158	$(1,211)	$(4,885)	$52,824	$0	$53,886

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$8	$0	$0	$(15)	$0	$(7)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	522	0	6,404	(8,000)	0	(1,074)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	934	0	0	0	934

	$530	$934	$6,404	$(8,015)	$0	$(147)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

60	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 20.4%

BANKING & FINANCE 15.1%

American General Finance Corp.
4.875% due 05/15/2010	$800	$769

Bank of Scotland PLC
4.880% due 04/15/2011	1,600	1,622

Barclays Bank PLC
0.464% due 03/23/2017	300	262

DnB NOR Bank ASA
0.591% due 09/01/2016	300	277

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	100
8.625% due 11/01/2010	100	101

Foundation Re II Ltd.
7.190% due 11/26/2010	500	492

Goldman Sachs Group, Inc.
0.739% due 03/22/2016	300	283
0.905% due 07/22/2015	100	93

International Lease Finance Corp.
5.625% due 09/15/2010	100	95

Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	3,000	517
3.005% due 07/18/2011 (a)	200	34

Macquarie Bank Ltd.
2.600% due 01/20/2012	1,400	1,439

Merrill Lynch & Co., Inc.
0.389% due 03/23/2010	600	599
0.692% due 02/05/2010	400	400

Morgan Stanley
0.989% due 10/15/2015	400	366

Osiris Capital PLC
3.359% due 01/15/2010	700	700

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	2,800	2,808
2.625% due 05/11/2012	800	813

Westpac Banking Corp.
0.993% due 07/16/2014	1,000	994

		12,764

INDUSTRIALS 3.2%

Daimler Finance North America LLC
5.750% due 09/08/2011	400	420

Dow Chemical Co.
2.718% due 08/08/2011	600	610

Hospira, Inc.
0.762% due 03/30/2010	600	599

Pemex Project Funding Master Trust
0.934% due 12/03/2012	200	192

Reynolds American, Inc.
0.999% due 06/15/2011	400	394

Williams Cos., Inc.
6.375% due 10/01/2010	500	513

		2,728

UTILITIES 2.1%

AT&T, Inc.
0.572% due 02/05/2010	500	500

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	300	315

Ohio Power Co.
0.467% due 04/05/2010	700	699

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Telecom Italia Capital S.A.
4.000% due 01/15/2010	$200	$201

		1,715

Total Corporate Bonds & Notes (Cost $19,619)		17,207

MUNICIPAL BONDS & NOTES 0.4%

Louisiana State Revenue Bonds, Series 2009
2.756% due 05/01/2043	300	300

Total Municipal Bonds & Notes (Cost $300)		300

U.S. GOVERNMENT AGENCIES 12.7%

Fannie Mae
0.306% due 12/25/2036	383	363
0.346% due 01/25/2021	431	423
0.596% due 09/25/2042	110	102
0.646% due 05/25/2031	123	120
2.251% due 07/01/2044	93	92
2.998% due 11/01/2035	31	31
3.245% due 07/01/2035	151	155
3.330% due 08/01/2035	1,079	1,107
3.382% due 07/01/2034	25	26
3.391% due 09/01/2036	656	676
3.393% due 05/01/2036	646	662
3.421% due 07/01/2036	618	634
3.512% due 05/01/2035	60	61
3.519% due 08/01/2036	666	682
3.686% due 07/01/2034	18	19
3.703% due 09/01/2035	77	79
3.872% due 05/01/2035	54	56
4.004% due 11/01/2035	116	120
4.148% due 10/01/2034	14	14
4.394% due 11/01/2034	33	34
4.962% due 06/01/2035	325	337
5.092% due 12/01/2033	41	42
6.000% due 10/01/2037 - 10/01/2039	1,760	1,859

Freddie Mac
0.286% due 12/25/2036	1,462	1,337
0.593% due 12/15/2030	26	26
0.643% due 06/15/2018	19	18
2.251% due 02/25/2045	79	75
4.712% due 06/01/2035	158	164
4.715% due 08/01/2035	225	232
5.000% due 07/15/2024	66	68
5.500% due 10/01/2035	195	206
6.000% due 01/01/2037 - 10/01/2039	832	878

Total U.S. Government Agencies (Cost $10,683)		10,698

U.S. TREASURY OBLIGATIONS 26.1%

U.S. Treasury Notes
0.875% due 04/30/2011	14,000	14,045
0.875% due 05/31/2011	6,000	6,018
1.000% due 07/31/2011	100	100
1.000% due 08/31/2011	1,900	1,904

Total U.S. Treasury Obligations (Cost $22,046)		22,067

MORTGAGE-BACKED SECURITIES 16.7%

Banc of America Funding Corp.
6.093% due 01/20/2047	960	629

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	476	406

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	$540	$339
5.636% due 01/26/2036	968	552

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	44	38

Countrywide Alternative Loan Trust
4.500% due 06/25/2035	11	11

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	647	537

GMAC Mortgage Corp. Loan Trust
4.485% due 11/19/2035	45	37

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	352	279
0.326% due 01/25/2047	496	397
0.516% due 11/25/2045	21	11

Greenpoint Mortgage Pass-Through Certificates
3.895% due 10/25/2033	506	417

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	700	645

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	125	119
0.466% due 05/19/2035	47	25

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	99	89

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	33	29

Mellon Residential Funding Corp.
0.683% due 12/15/2030	282	242

Merrill Lynch Floating Trust
0.313% due 06/15/2022	1,718	1,318

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	494	284

MLCC Mortgage Investors, Inc.
3.100% due 01/25/2029	221	187

Morgan Stanley Capital I
0.304% due 10/15/2020	241	185

Structured Adjustable Rate Mortgage Loan Trust
5.297% due 01/25/2035	1,018	785
5.394% due 08/25/2035	433	309

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035	221	167
0.526% due 02/25/2036	61	34

Structured Asset Securities Corp.
3.832% due 10/25/2035	164	100

Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	169	161

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	1,049	831
0.333% due 09/15/2021	1,062	794

WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045	30	18
0.536% due 10/25/2045	32	17
0.886% due 12/25/2027	1,085	816
1.631% due 01/25/2047	353	166
1.901% due 02/25/2046	2,286	1,172
2.101% due 11/25/2042	58	36
2.304% due 05/25/2041	11	10
2.723% due 02/27/2034	475	441
3.099% due 10/25/2046	402	216
3.099% due 12/25/2046	2,384	1,255

Total Mortgage-Backed Securities (Cost $20,224)		14,104

See Accompanying Notes	Semiannual Report	September 30, 2009	61

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.4%

Countrywide Asset-Backed Certificates
0.306% due 03/25/2037	$17	$17

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	62	61

Lehman XS Trust
0.366% due 11/25/2036	68	67

Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	79	77

SBI HELOC Trust
0.416% due 08/25/2036	30	26

Securitized Asset-Backed Receivables LLC Trust
0.296% due 09/25/2036	66	65

Total Asset-Backed Securities (Cost $322)		313

SOVEREIGN ISSUES 3.7%

Korea Development Bank
0.687% due 11/22/2012	100	94

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012	3,000	3,004

Total Sovereign Issues (Cost $3,100)		3,098

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%

ASB Finance Ltd.
0.933% due 02/13/2012	EUR	500	$707

Morgan Stanley
1.155% due 03/01/2013		100	137

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	200	193

Sumitomo Mitsui Banking Corp.
1.269% due 06/02/2049	JPY	100,000	1,082

Total Foreign Currency-Denominated Issues (Cost $1,728)			2,119

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

Lehman Brothers Holdings, Inc.
8.750% due 07/01/2011 (a)		1,400	7

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		96,000	352

Total Convertible Preferred Securities (Cost $1,700)			359

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SHORT-TERM INSTRUMENTS 18.5%

REPURCHASE AGREEMENTS 0.4%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$360	$360

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $370. Repurchase proceeds are $360.)

U.S. CASH MANAGEMENT BILLS 0.1%
0.195% due 04/01/2010 (e)	71	71

U.S. TREASURY BILLS 2.4%
0.189% due 03/25/2010 (c)	2,079	2,077

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 15.6%
	1,312,434	13,141

Total Short-Term Instruments (Cost $15,649)		15,649

Total Investments 101.8% (Cost $95,371)		$85,914

Written Options (g) (0.1%) (Premiums $175)		(71)

Other Assets and Liabilities (Net) (1.7%)		(1,445)

Net Assets 100.0%		$84,398

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	Securities with an aggregate market value of $2,077 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $14,922 at a weighted average interest rate of 0.358%. On September 30, 2009, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $71 and cash of $139 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	2	$5
90-Day Euribor March Futures	Long	03/2010	2	5
90-Day Eurodollar December Futures	Long	12/2009	99	271
90-Day Eurodollar June Futures	Long	06/2010	4	3
90-Day Eurodollar March Futures	Long	03/2010	25	178
90-Day Eurodollar September Futures	Long	09/2010	4	2
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	21	176

				$640

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	0.910%	12/20/2012	8.126%	$400	$(77)	$0	$(77)
American International Group, Inc.	BOA	0.930%	12/20/2012	8.126%	600	(114)	0	(114)
American International Group, Inc.	RBS	0.780%	12/20/2012	8.126%	400	(78)	0	(78)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.329%	300	(3)	0	(3)
CIT Group, Inc.	JPM	5.750%	03/20/2013	29.111%	800	(251)	0	(251)
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	100	(4)	0	(4)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%	200	17	4	13
General Electric Capital Corp.	BNP	4.600%	12/20/2013	2.021%	600	61	0	61
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	300	31	0	31

62	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	$100	$13	$4	$9
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%	100	13	4	9
General Electric Capital Corp.	MSC	5.500%	12/20/2009	1.471%	400	4	0	4
GMAC, Inc.	GSC	3.200%	09/20/2012	6.550%	300	(26)	0	(26)
GMAC, Inc.	JPM	3.670%	09/20/2012	6.550%	1,000	(73)	0	(73)
JSC Gazprom	BCLY	0.740%	01/20/2012	2.376%	800	(28)	0	(28)
JSC Gazprom	DUB	1.000%	10/20/2011	2.271%	400	(8)	0	(8)
MBIA, Inc.	BOA	2.800%	12/20/2012	65.553%	400	(266)	0	(266)
MBIA, Inc.	DUB	3.400%	12/20/2012	38.114%	400	(237)	0	(237)
MetLife, Inc.	JPM	1.700%	03/20/2013	2.196%	600	(9)	0	(9)
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.300%	500	(26)	0	(26)
New York, New York General Obligation Notes, Series 2007	GSC	0.450%	03/20/2018	1.050%	500	(19)	0	(19)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	2.079%	800	(7)	0	(7)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	2.079%	500	(3)	0	(3)
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	2.079%	300	(2)	0	(2)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	2.079%	300	3	0	3
SLM Corp.	BOA	5.000%	12/20/2011	8.854%	100	(7)	(7)	0

						$(1,096)	$5	$(1,101)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$94	$6	$12	$(6)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	500	2	5	(3)

						$8	$17	$(9)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	2,400	$4	$0	$4
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,500	4	0	4
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		600	2	0	2
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		900	18	1	17
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		800	18	1	17
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(16)	(18)	2
Pay	1-Year BRL-CDI	12.540%	01/02/2012	BCLY		1,500	25	(1)	26
Pay	1-Year BRL-CDI	12.540%	01/02/2012	UBS		1,600	27	(1)	28
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		200	9	1	8
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$1,400	30	29	1
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		1,100	24	23	1
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	800	30	(8)	38

							$175	$27	$148

See Accompanying Notes	Semiannual Report	September 30, 2009	63

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	13,292	1-Month USD-LIBOR plus 0.300%	$1,315	03/12/2010	CSFB	$8
Pay	eRAFI 1000 Index	89,917	1-Month USD-LIBOR plus 0.300%	8,896	10/15/2009	MLP	(54)
Receive	eRAFI 1000 Index	905,960	1-Month USD-LIBOR plus 0.300%	89,628	10/15/2009	MLP	540
Receive	eRAFI 1000 Index	4,600	1-Month USD-LIBOR plus 0.200%	463	09/15/2010	MLP	(5)

							$489

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	5,000	$35	$24
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		$2,000	20	7
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,000	5	5
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		3,000	35	4
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	10	4
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		4,000	42	17
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		3,000	17	6
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		1,000	11	4

								$175	$71

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	85	$4,500	EUR	0	$51
Sales	0	29,800		5,000	235
Closing Buys	(33)	(15,800)		0	(75)
Expirations	(52)	(3,500)		0	(36)
Exercised	0	0		0	0

Balance at 09/30/2009	0	$15,000	EUR	5,000	$175

(h)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	10/01/2039	$1,950	$2,050	$2,057

(i)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	1,502	10/2009	DUB	$50	$0	$50
Sell		1,502	10/2009	JPM	0	(115)	(115)
Sell		1,502	02/2010	DUB	0	(50)	(50)
Buy		424	02/2010	HSBC	4	0	4
Buy	CAD	90	10/2009	CITI	1	0	1
Buy	CNY	203	03/2010	HSBC	0	0	0
Buy		609	03/2010	JPM	0	(1)	(1)
Buy		163	08/2010	HSBC	0	0	0
Buy		4,926	08/2010	JPM	0	(8)	(8)
Buy		306	08/2010	MSC	0	0	0
Sell	EUR	146	10/2009	BCLY	0	(5)	(5)
Sell		174	10/2009	BNP	0	(6)	(6)
Sell	GBP	115	10/2009	BNP	8	0	8
Buy	IDR	1,124,125	01/2010	BCLY	0	(1)	(1)
Sell	JPY	98,297	10/2009	BNP	0	(33)	(33)
Sell		6,946	10/2009	RBC	0	0	0
Sell		3,320	10/2009	RBS	0	(1)	(1)
Buy	KRW	11,142	11/2009	DUB	1	0	1
Buy		288,070	11/2009	JPM	4	0	4
Buy		11,131	11/2009	MSC	1	0	1

64	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	1,548	11/2009	CITI	$0	$(1)	$(1)
Buy		1,549	11/2009	HSBC	0	(1)	(1)
Buy	MYR	60	11/2009	BCLY	0	0	0
Buy		32	11/2009	BOA	0	0	0
Buy		28	11/2009	RBS	0	0	0
Buy	SGD	25	11/2009	DUB	1	0	1
Buy		26	11/2009	HSBC	0	0	0
Buy		162	11/2009	UBS	0	0	0
Buy	TWD	555	11/2009	GSC	1	0	1
Buy		557	11/2009	HSBC	1	0	1

					$72	$(222)	$(150)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$17,207	$0	$17,207
U.S. Government Agencies	0	10,698	0	10,698
U.S. Treasury Obligations	0	22,067	0	22,067
Mortgage-Backed Securities	0	14,004	100	14,104
Short-Term Instruments	13,141	2,508	0	15,649
Other Investments +++	8	5,099	1,082	6,189

Investments, at value	$13,149	$71,583	$1,182	$85,914

Short Sales, at value	$0	$(2,057)	$0	$(2,057)

Financial Derivative Instruments ++++	$640	$(702)	$8	$(54)

Total	$13,789	$68,824	$1,190	$83,803

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Mortgage-Backed Securities	$0	$(26)	$0	$0	$13	$113	$100	$3
Other Investments +++	951	0	0	0	131	0	1,082	131

Investments, at value	$951	$(26)	$0	$0	$144	$113	$1,182	$134

Financial Derivative Instruments ++++	$(43,801)	$0	$0	$0	$43,809	$0	$8	$8

Total	$(42,850)	$(26)	$0	$0	$43,953	$113	$1,190	$142

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	65

Schedule of Investments  Fundamental IndexPLUS™ Fund  (Cont.)

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$640	$0	$0	$0	$0	$640
Unrealized appreciation on foreign currency contracts	0	72	0	0	0	72
Unrealized appreciation on swap agreements	148	0	130	548	0	826

	$788	$72	$130	$548	$0	$1,538

Liabilities:
Written options outstanding	$71	$0	$0	$0	$0	$71
Unrealized depreciation on foreign currency contracts	0	222	0	0	0	222
Unrealized depreciation on swap agreements	0	0	1,240	59	0	1,299

	$71	$222	$1,240	$59	$0	$1,592

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(3)	$0	$0	$0	$0	$(3)
Net realized gain (loss) on futures contracts, written options and swaps	4,529	0	(8,206)	(16,646)	0	(20,323)
Net realized (loss) on foreign currency transactions	0	(981)	0	0	0	(981)

	$4,526	$(981)	$(8,206)	$(16,646)	$0	$(21,307)

Net Change in Unrealized Appreciation on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$3	$0	$0	$0	$0	$3
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(2,651)	0	9,956	44,179	0	51,484
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	407	0	0	0	407

	$(2,648)	$407	$9,956	$44,179	$0	$51,894

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

66	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Fundamental IndexPLUS™ TR Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 36.1%

BANKING & FINANCE 24.7%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$700	$746

American Express Centurion Bank
5.550% due 10/17/2012	1,100	1,167

American Express Credit Corp.
5.875% due 05/02/2013	700	743

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	300	288
5.250% due 11/21/2011	500	517

American General Finance Corp.
6.900% due 12/15/2017	1,600	1,121

American International Group, Inc.
5.050% due 10/01/2015	100	74
5.850% due 01/16/2018	4,000	2,900

Bank of America Corp.
0.770% due 08/15/2016	400	330
6.500% due 08/01/2016	1,800	1,896

Barclays Bank PLC
6.050% due 12/04/2017	1,000	1,008

Bear Stearns Cos. LLC
6.950% due 08/10/2012	2,400	2,674
7.250% due 02/01/2018	500	572

Calabash Re Ltd.
8.699% due 01/08/2010	1,200	1,187

Comerica Bank
0.517% due 05/24/2011	2,800	2,681

Commonwealth Bank of Australia
0.925% due 07/12/2013	2,800	2,793

Deutsche Bank AG
0.740% due 02/17/2015	2,700	2,531

DnB NOR Bank ASA
0.580% due 10/13/2009	1,000	999

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	1,000	972
7.375% due 02/01/2011	1,700	1,692

Foundation Re II Ltd.
7.190% due 11/26/2010	1,400	1,377

HSBC Holdings PLC
6.500% due 05/02/2036	1,900	2,065

ICICI Bank Ltd.
1.050% due 01/12/2010	1,800	1,764

JPMorgan Chase & Co.
6.000% due 01/15/2018	900	968
7.900% due 04/29/2049	500	481

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,700	1,791

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	100	17
3.011% due 12/23/2010 (a)	900	155
6.200% due 09/26/2014 (a)	400	70

Lloyds Banking Group PLC
5.920% due 09/29/2049	100	57

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	2,300	2,300
6.875% due 04/25/2018	2,200	2,317

Morgan Stanley
2.550% due 05/14/2010	1,500	1,517

National Australia Bank Ltd.
5.350% due 06/12/2013	800	854

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Northern Rock PLC
5.625% due 06/22/2017	$2,800	$2,579

Petroleum Export Ltd.
5.265% due 06/15/2011	49	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	1,000	1,008

Resona Bank Ltd.
5.850% due 09/29/2049	200	173

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	5,900	5,917

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	900	793

Societe Generale
5.922% due 04/29/2049	600	433

Sun Life Financial Global Funding LP
0.828% due 07/06/2010	1,009	996

TNK-BP Finance S.A.
6.125% due 03/20/2012	200	198

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	300	328

UBS AG
5.750% due 04/25/2018	600	611
5.875% due 12/20/2017	700	718

		56,426

INDUSTRIALS 9.4%

Amgen, Inc.
6.900% due 06/01/2038	314	384

AstraZeneca PLC
5.900% due 09/15/2017	400	448
6.450% due 09/15/2037	300	354

C8 Capital SPV Ltd.
6.640% due 12/29/2049	5,100	3,944

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	400	402

CODELCO, Inc.
6.150% due 10/24/2036	100	104

Comcast Corp.
5.875% due 02/15/2018	300	320
6.450% due 03/15/2037	300	319

Dow Chemical Co.
4.850% due 08/15/2012	1,500	1,561

Gaz Capital S.A.
6.212% due 11/22/2016	200	193

International Business Machines Corp.
1.082% due 07/28/2011	2,000	2,022
5.700% due 09/14/2017	742	819

Kraft Foods, Inc.
6.125% due 02/01/2018	800	849

Peabody Energy Corp.
7.875% due 11/01/2026	300	290

Petrobras International Finance Co.
7.875% due 03/15/2019	2,000	2,318

Roche Holdings, Inc.
2.393% due 02/25/2011	2,400	2,466
7.000% due 03/01/2039	127	158

Rohm and Haas Co.
6.000% due 09/15/2017	500	499

Time Warner, Inc.
5.875% due 11/15/2016	2,100	2,231

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	$300	$384

UnitedHealth Group, Inc.
4.875% due 02/15/2013	700	728

Williams Cos., Inc.
6.375% due 10/01/2010	700	719

		21,512

UTILITIES 2.0%

MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	600	650

NGPL PipeCo. LLC
6.514% due 12/15/2012	800	879

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	250	246

Verizon Wireless Capital LLC
3.025% due 05/20/2011	2,600	2,691

		4,466

Total Corporate Bonds & Notes (Cost $82,894)		82,404

MUNICIPAL BONDS & NOTES 1.1%

California State General Obligation Bonds, Series 2009
7.550% due 04/01/2039	1,300	1,447

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	1,000	1,045

Total Municipal Bonds & Notes (Cost $2,304)		2,492

U.S. GOVERNMENT AGENCIES 89.1%

Fannie Mae
0.306% due 12/25/2036	511	484
0.596% due 09/25/2042	805	750
2.251% due 06/01/2043 - 07/01/2044	691	691
2.998% due 11/01/2035	249	251
3.245% due 07/01/2035	816	836
3.413% due 07/01/2035	600	614
3.499% due 07/01/2034	616	630
3.623% due 03/01/2035	75	76
3.703% due 09/01/2035	500	510
3.850% due 10/01/2035	371	379
4.035% due 12/01/2033	403	410
4.148% due 10/01/2034	123	124
4.158% due 05/25/2035	133	136
4.471% due 01/01/2035	816	842
4.500% due 10/01/2024 - 08/01/2035	2,203	2,296
4.505% due 09/01/2035	775	794
4.827% due 06/01/2035	1,459	1,521
4.962% due 06/01/2035	1,463	1,516
5.000% due 06/25/2027 - 10/01/2039	22,285	23,034
5.000% due 01/01/2036 - 05/01/2036 (f)	9,553	9,904
5.092% due 12/01/2033	212	218
5.500% due 02/01/2014 - 10/01/2039	9,460	9,907
5.500% due 10/01/2023 - 02/01/2038 (f)	4,524	4,757
6.000% due 02/01/2029 - 10/01/2039	19,018	20,122
6.000% due 06/01/2035 - 07/01/2038 (f)	58,450	61,824
6.000% due 05/01/2037 (f)(g)	8,852	9,358

See Accompanying Notes	Semiannual Report	September 30, 2009	67

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.500% due 08/01/2029 - 11/01/2039	$639	$681

Freddie Mac
0.393% due 07/15/2019	1,210	1,187
0.506% due 08/25/2031	173	139
0.643% due 06/15/2018	112	111
2.251% due 02/25/2045	79	75
3.596% due 09/01/2035	339	348
4.062% due 11/01/2034	615	643
4.505% due 10/01/2035	817	844
4.712% due 06/01/2035	1,224	1,269
4.715% due 08/01/2035	1,055	1,088
5.500% due 11/01/2039	24,200	25,247
6.000% due 10/01/2039	7,800	8,233

Ginnie Mae
6.000% due 05/15/2037 -09/15/2038 (f)	1,007	1,065

Small Business Administration
5.290% due 12/01/2027	622	665
5.490% due 03/01/2028	4,501	4,827
5.600% due 09/01/2028	4,312	4,679

Total U.S. Government Agencies (Cost $197,203)		203,085

U.S. TREASURY OBLIGATIONS 4.2%

U.S. Treasury Bonds
4.250% due 05/15/2039 (d)	8,200	8,488
4.500% due 08/15/2039	600	647

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	20	20
1.000% due 08/31/2011	380	381

Total U.S. Treasury Obligations (Cost $9,296)		9,536

MORTGAGE-BACKED SECURITIES 13.4%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	208	168

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	900	867

Bear Stearns Adjustable Rate Mortgage Trust
4.616% due 01/25/2034	1,343	1,219
4.617% due 10/25/2035	819	805

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	710	500
5.490% due 09/25/2035	182	115

Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	90
5.471% due 01/12/2045	300	279

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	670	382

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	441	382
4.700% due 12/25/2035	254	217

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	900	786

Countrywide Alternative Loan Trust
0.426% due 05/25/2047	676	304
0.526% due 02/25/2037	3,074	1,596
4.500% due 06/25/2035	86	85

Countrywide Home Loan Mortgage Pass-Through Trust
5.250% due 02/20/2036	180	122

Credit Suisse Mortgage Capital Certificates
5.846% due 03/15/2039	100	89

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	$167	$168

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.326% due 02/25/2037	1,025	976

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	509	403
0.326% due 01/25/2047	645	516

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	96
5.444% due 03/10/2039	500	444

GS Mortgage Securities Corp. II
5.999% due 08/10/2045	900	746

GSR Mortgage Loan Trust
4.116% due 09/25/2035	1,454	1,347
5.237% due 11/25/2035	1,153	1,022

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	137	100

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	222	201
4.039% due 01/25/2036	618	369

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	2,900	2,452
5.882% due 02/15/2051	300	256

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	210	212

Mellon Residential Funding Corp.
0.683% due 12/15/2030	2,077	1,779

Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	1,500	1,213
5.485% due 03/12/2051	600	469

Merrill Lynch Floating Trust
0.313% due 06/15/2022	2,715	2,084

Morgan Stanley Capital I
5.364% due 03/15/2044	2,500	2,135
5.809% due 12/12/2049	100	86

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	505	246
3.568% due 08/25/2034	915	725

Structured Asset Mortgage Investments, Inc.
0.526% due 02/25/2036	306	169

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	49	45

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	654	618
0.366% due 09/25/2046	1,068	1,023

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	1,926	1,438
5.509% due 04/15/2047	400	311

WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	95	51
2.101% due 11/25/2042	87	54
2.304% due 05/25/2041	79	72

Wells Fargo Mortgage-Backed Securities Trust
4.948% due 03/25/2036	1,013	775

Total Mortgage-Backed Securities (Cost $37,034)		30,607

ASSET-BACKED SECURITIES 3.4%

ACE Securities Corp.
0.296% due 12/25/2036	169	137

Asset-Backed Funding Certificates
0.306% due 11/25/2036	108	106

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Asset-Backed Securities Corp. Home Equity
0.521% due 09/25/2034	$151	$107

Bear Stearns Asset-Backed Securities Trust
0.296% due 11/25/2036	392	361

Countrywide Asset-Backed Certificates
0.296% due 05/25/2037	1,635	1,588
0.296% due 03/25/2047	35	35
0.296% due 05/25/2047	241	228
0.306% due 03/25/2037	55	54
0.316% due 06/25/2047	351	338
0.326% due 06/25/2037	287	272
0.356% due 10/25/2046	143	138

Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	311	226

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	429	422

Fremont Home Loan Trust
0.296% due 10/25/2036	641	475
0.306% due 01/25/2037	300	196

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	66	65

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	176	119

Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	88	86

JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036	20	20
0.296% due 10/25/2036	1,709	1,561

Long Beach Mortgage Loan Trust
0.426% due 08/25/2035	20	20
0.526% due 10/25/2034	17	13

Morgan Stanley ABS Capital I
0.286% due 10/25/2036	97	95
0.296% due 10/25/2036	74	71

Park Place Securities, Inc.
0.558% due 10/25/2034	594	535

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036	8	8

Residential Asset Securities Corp.
0.316% due 11/25/2036	22	21

SBI HELOC Trust
0.416% due 08/25/2036	106	92

Soundview Home Equity Loan Trust
0.326% due 01/25/2037	201	199

Structured Asset Securities Corp.
0.296% due 10/25/2036	220	206

Total Asset-Backed Securities (Cost $8,666)		7,794

SOVEREIGN ISSUES 1.2%

Brazil Government International Bond
8.000% due 01/15/2018	567	659

Export-Import Bank of China
4.875% due 07/21/2015	100	107

Mexico Government International Bond
5.950% due 03/19/2019	300	316

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012	1,000	1,001
2.375% due 03/26/2012	600	610

Total Sovereign Issues (Cost $2,510)		2,693

68	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 6.1%

Barclays Bank PLC
14.000% due 11/29/2049	GBP	1,000	$2,078

Brazil Government International Bond
10.250% due 01/10/2028	BRL	600	327

Citigroup, Inc.
4.750% due 02/10/2019	EUR	1,000	1,221

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		100	150

General Electric Capital Corp.
5.500% due 09/15/2067		3,400	3,906

JPMorgan Chase & Co.
0.993% due 09/26/2013		1,500	2,107

KeyCorp
1.051% due 11/22/2010		1,500	2,020

LeasePlan Corp. NV
3.125% due 02/10/2012		400	600

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		1,000	739

SLM Corp.
2.750% due 03/15/2011	CHF	700	605

Swedbank AB
3.625% due 12/02/2011	EUR	100	151

Total Foreign Currency-Denominated Issues (Cost $14,205)			13,904

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 2.2%

American International Group, Inc.
8.500% due 08/01/2011	44,400	$513

Motors Liquidation Co.
5.250% due 03/06/2032 (a)	80,000	293

Wells Fargo & Co.
7.500% due 12/31/2049	4,700	4,197

Total Convertible Preferred Securities (Cost $3,893)		5,003

PREFERRED STOCKS 0.9%

DG Funding Trust
0.652% due 12/31/2049	243	2,075

Total Preferred Stocks (Cost $2,585)		2,075

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 6.8%

REPURCHASE AGREEMENTS 0.9%

State Street Bank and Trust Co.
0.010% due 10/01/2009	$1,996	1,996

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $2,040. Repurchase proceeds are $1,996.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.2%
0.190% due 04/01/2010 (g)	$573	$573

U.S. TREASURY BILLS 0.5%
0.206% due 02/25/2010 - 03/25/2010 (b)(d)(e)(g)	1,079	1,078

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.2%
	1,175,649	11,772

Total Short-Term Instruments (Cost $15,418)		15,419

Total Investments 164.5% (Cost $376,008)		$375,012

Written Options (i) (0.1%) (Premiums $387)		(156)

Other Assets and Liabilities (Net) (64.4%)		(146,880)

Net Assets 100.0%		$227,976

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $705 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	Securities with an aggregate market value of $340 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $211,056 at a weighted average interest rate of 0.356%. On September 30, 2009, securities valued at $108,678 were pledged as collateral for reverse repurchase agreements.
(g)	Securities with an aggregate market value of $944 and cash of $3 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$0
90-Day Euribor March Futures	Long	03/2010	17	(1)
90-Day Eurodollar December Futures	Long	12/2009	140	177
90-Day Eurodollar December Futures	Long	12/2010	93	64
90-Day Eurodollar June Futures	Long	06/2010	200	305
90-Day Eurodollar March Futures	Long	03/2010	210	894
90-Day Eurodollar September Futures	Long	09/2010	17	49
U.S. Treasury 2-Year Note December Futures	Long	12/2009	7	0
U.S. Treasury 10-Year Note December Futures	Long	12/2009	24	52
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	43	95
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	15	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	11	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	11	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	4	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	11	0

				$1,635

See Accompanying Notes	Semiannual Report	September 30, 2009	69

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(h)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	DUB	1.750%	03/20/2013	1.226%	$1,300	$23	$0	$23
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.361%	300	13	0	13
CIT Group, Inc.	CITI	5.000%	12/20/2013	27.483%	700	(236)	(178)	(58)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	1,500	(22)	0	(22)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	1,500	(60)	0	(60)
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	700	73	0	73
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	700	63	0	63
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	600	81	21	60
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.021%	800	86	0	86
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	500	(21)	0	(21)
JSC Gazprom	BCLY	1.600%	12/20/2012	2.595%	1,800	(46)	0	(46)
JSC Gazprom	JPM	2.170%	02/20/2013	2.634%	1,000	(12)	0	(12)
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%	400	(5)	0	(5)
Mexico Government International Bond	DUB	2.950%	12/20/2009	0.914%	1,000	13	0	13
SLM Corp.	CITI	5.000%	12/20/2013	8.728%	1,600	(184)	(228)	44
SLM Corp.	JPM	4.300%	03/20/2013	8.870%	1,900	(233)	0	(233)

						$(467)	$(385)	$(82)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$94	$6	$12	$(6)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	400	1	4	(3)

						$7	$16	$(9)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,815	$(125)	$0	$(125)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	963	(24)	0	(24)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,014	45	0	45
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	680	9	0	9
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	1,556	22	0	22
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	11	0	11

					$(62)	$0	$(62)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,400	$139	$(1)	$140
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	3,000	5	0	5
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,900	5	0	5
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		800	2	0	2
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		1,300	20	(2)	22
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		1,300	20	(2)	22

70	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC	BRL	2,700	$54	$3	$51
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,100	25	1	24
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		3,300	(52)	(60)	8
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(7)	0	(7)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,900	27	0	27
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		3,200	55	(21)	76
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		200	8	1	7
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		600	26	3	23
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	15,300	(118)	12	(130)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		5,700	(44)	3	(47)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$3,400	73	71	2
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		8,900	192	187	5
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		2,500	82	73	9
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		9,200	464	0	464
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		1,300	37	30	7
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	6,000	3	0	3
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		1,400	(34)	5	(39)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	127	(13)	140
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	59	(17)	76
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		200	25	2	23
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		1,200	150	12	138
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		300	38	0	38
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	44	0	44
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		600	87	(1)	88

							$1,504	$286	$1,218

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	eRAFI 1000 Index	920,601	1-Month USD-LIBOR plus 0.250%	$88,775	02/26/2010	BCLY	$2,832
Receive	eRAFI 1000 Index	1,173,669	1-Month USD-LIBOR plus 0.200%	116,113	10/15/2009	CSFB	703
Receive	eRAFI 1000 Index	133,900	1-Month USD-LIBOR plus 0.200%	13,463	09/15/2010	MLP	(135)

							$3,400

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	4	$2	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	4	3	2

				$5	$3

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	$3,000	$31	$11
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	15,000	125	70
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	13,000	188	49
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	5,000	38	23

							$382	$153

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	402	$41,300	$368
Sales	58	102,000	989
Closing Buys	(30)	(89,300)	(681)
Expirations	(422)	(18,000)	(289)
Exercised	0	0	0

Balance at 09/30/2009	8	$36,000	$387

See Accompanying Notes	Semiannual Report	September 30, 2009	71

Schedule of Investments  Fundamental IndexPLUS™ TR Fund  (Cont.)

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$31,300	$32,023	$32,351
Fannie Mae	5.500%	08/01/2037	4,687	4,900	4,923
Fannie Mae	5.500%	11/01/2039	11,000	11,420	11,469
Fannie Mae	6.000%	10/01/2039	7,600	7,987	8,017
Fannie Mae	6.000%	11/01/2039	37,200	39,043	39,124

				$95,373	$95,884

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	1,393	11/2009	RBS	$15	$0	$15
Sell	BRL	2,768	10/2009	DUB	0	(93)	(93)
Buy		2,768	10/2009	JPM	189	0	189
Buy		2,768	02/2010	DUB	92	0	92
Buy	CAD	586	10/2009	CITI	6	0	6
Sell	CHF	601	10/2009	BNP	0	(25)	(25)
Sell		601	12/2009	HSBC	3	0	3
Buy	CNY	993	03/2010	BCLY	0	(2)	(2)
Buy		995	03/2010	HSBC	0	(1)	(1)
Buy		6,052	03/2010	JPM	0	(9)	(9)
Buy		296	08/2010	HSBC	0	0	0
Buy		574	08/2010	JPM	0	0	0
Buy		557	08/2010	MSC	0	0	0
Sell	EUR	2,178	10/2009	BCLY	0	(67)	(67)
Sell		2,605	10/2009	BNP	0	(82)	(82)
Sell	GBP	4,153	10/2009	BNP	298	0	298
Sell	JPY	28,395	10/2009	RBC	0	(3)	(3)
Sell		5,319	10/2009	RBS	0	(1)	(1)
Buy	KRW	38,378	11/2009	DUB	2	0	2
Buy		78,341	11/2009	JPM	3	0	3
Buy		38,339	11/2009	MSC	1	0	1
Buy	MYR	222	11/2009	BCLY	1	0	1
Buy		109	11/2009	BOA	0	0	0
Buy		106	11/2009	RBS	1	0	1
Buy	SGD	91	11/2009	DUB	2	0	2
Buy		89	11/2009	HSBC	1	0	1
Buy	TWD	2,058	11/2009	GSC	2	0	2
Buy		2,064	11/2009	HSBC	2	0	2

					$618	$(283)	$335

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$82,404	$0	$82,404
U.S. Government Agencies	0	203,085	0	203,085
Mortgage-Backed Securities	0	30,607	0	30,607
Foreign Currency-Denominated Issues	0	13,904	0	13,904
Short-Term Instruments	11,772	3,647	0	15,419
Other Investments +++	4,710	24,883	0	29,593

Investments, at value	$16,482	$358,530	$0	$375,012

Short Sales, at value	$0	$(95,884)	$0	$(95,884)

Financial Derivative Instruments ++++	$1,635	$1,109	$3,535	$6,279

Total	$18,117	$263,755	$3,535	$285,407

72	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Investments, at value	$0	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments ++++	$(63,107)	$0	$0	$0	$66,856	$(214)	$3,535	$(9,334)

Total	$(63,107)	$0	$0	$0	$66,856	$(214)	$3,535	$(9,334)

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,637	$0	$0	$0	$0	$1,637
Unrealized appreciation on foreign currency contracts	0	618	0	0	0	618
Unrealized appreciation on swap agreements	1,449	0	462	3,535	0	5,446

	$3,086	$618	$462	$3,535	$0	$7,701

Liabilities:
Written options outstanding	$156	$0	$0	$0	$0	$156
Variation margin payable ^^	2	0	0	0	0	2
Unrealized depreciation on foreign currency contracts	0	283	0	0	0	283
Unrealized depreciation on swap agreements	231	0	615	135	0	981

	$389	$283	$615	$135	$0	$1,422

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$209	$0	$0	$0	$0	$209
Net realized gain (loss) on futures contracts, written options and swaps	16,059	0	(7,497)	71,874	0	80,436
Net realized (loss) on foreign currency transactions	0	(1,603)	0	0	0	(1,603)

	$16,268	$(1,603)	$(7,497)	$71,874	$0	$79,042

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(4,001)	$0	$0	$0	$0	$(4,001)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(8,967)	0	10,150	49,422	0	50,605
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,463	0	0	0	1,463

	$(12,968)	$1,463	$10,150	$49,422	$0	$48,067

^	See note 2 in the Notes to Financial Statements for additional information.
^^

The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	73

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 30.1%

BANKING & FINANCE 21.5%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$100	$107

American Express Co.
7.000% due 03/19/2018	100	110

American Express Credit Corp.
5.875% due 05/02/2013	100	106

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	400	384
5.250% due 11/21/2011	100	103

American General Finance Corp.
6.900% due 12/15/2017	200	140

American International Group, Inc.
5.850% due 01/16/2018	300	218

ANZ National International Ltd.
6.200% due 07/19/2013	100	110

Bank of America Corp.
5.750% due 12/01/2017	200	200

Barclays Bank PLC
6.050% due 12/04/2017	100	101

Bear Stearns Cos. LLC
0.549% due 05/18/2010	500	500

C10 Capital SPV Ltd.
6.722% due 12/31/2049	100	79

Citigroup Capital XXI
8.300% due 12/21/2057	900	809

Citigroup, Inc.
0.313% due 12/28/2009	100	100
0.579% due 05/18/2010	230	229
5.625% due 08/27/2012	100	101
6.000% due 08/15/2017	200	198
8.500% due 05/22/2019	100	113

Countrywide Financial Corp.
5.800% due 06/07/2012	200	211

Credit Agricole S.A.
0.422% due 05/28/2010	100	100

Credit Suisse USA, Inc.
0.640% due 08/15/2010	600	601

Deutsche Bank AG
0.740% due 02/17/2015	200	187

Dexia Credit Local
0.939% due 09/23/2011	200	202

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	500	486

GMAC LLC
6.875% due 08/28/2012	200	182

Goldman Sachs Group, Inc.
0.520% due 11/16/2009	290	290
6.750% due 10/01/2037	1,200	1,242

HSBC Holdings PLC
6.500% due 05/02/2036	200	217

ICICI Bank Ltd.
1.050% due 01/12/2010	100	98

International Lease Finance Corp.
5.400% due 02/15/2012	1,200	1,032

JPMorgan Chase & Co.
6.000% due 01/15/2018	100	108

JPMorgan Chase Capital XXI
1.433% due 02/02/2037	300	200

KeyBank N.A.
2.598% due 06/02/2010	200	199

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	$100	$17
5.625% due 01/24/2013 (a)	500	91

Merrill Lynch & Co., Inc.
0.692% due 02/05/2010	200	200
6.875% due 04/25/2018	300	316

Metropolitan Life Global Funding I
0.480% due 05/17/2010	200	200

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	102

Northern Rock PLC
5.625% due 06/22/2017	500	461

Pricoa Global Funding I
0.483% due 09/27/2013	100	92
0.591% due 01/30/2012	100	95
1.130% due 06/04/2010	400	398

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	101

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	800	812
6.990% due 10/29/2049	200	104

SLM Corp.
0.664% due 07/26/2010	300	285
0.804% due 01/27/2014	100	63

UBS AG
5.875% due 12/20/2017	100	103

Wachovia Corp.
0.411% due 12/01/2009	200	200

Wells Fargo & Co.
7.980% due 03/29/2049	700	640

		13,343

INDUSTRIALS 6.1%

Amgen, Inc.
6.900% due 06/01/2038	400	489

AstraZeneca PLC
5.900% due 09/15/2017	100	112

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

Dell, Inc.
4.700% due 04/15/2013	200	211

Dow Chemical Co.
4.850% due 08/15/2012	300	312

General Mills, Inc.
0.635% due 01/22/2010	100	100

Home Depot, Inc.
0.420% due 12/16/2009	100	100

International Business Machines Corp.
5.700% due 09/14/2017	400	442

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	300	314

Kraft Foods, Inc.
6.125% due 02/01/2018	100	106

Oracle Corp.
4.950% due 04/15/2013	300	325
5.750% due 04/15/2018	200	221

Philip Morris International, Inc.
6.375% due 05/16/2038	100	115

Roche Holdings, Inc.
2.393% due 02/25/2011	400	411

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Rohm and Haas Co.
6.000% due 09/15/2017	$100	$100

Union Pacific Corp.
5.700% due 08/15/2018	200	216

UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	104

		3,779

UTILITIES 2.5%

AT&T, Inc.
6.300% due 01/15/2038	200	210

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	400	434

Enel Finance International S.A.
6.800% due 09/15/2037	300	349

NGPL PipeCo. LLC
6.514% due 12/15/2012	100	110

Verizon Communications, Inc.
5.250% due 04/15/2013	100	108

Verizon Wireless Capital LLC
5.250% due 02/01/2012	300	321

		1,532

Total Corporate Bonds & Notes (Cost $17,846)		18,654

MUNICIPAL BONDS & NOTES 2.3%

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	110
7.550% due 04/01/2039	100	111

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	224

Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	100	103

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	300	309

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	100	107

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	200	209

Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	130

Total Municipal Bonds & Notes (Cost $1,313)		1,409

U.S. GOVERNMENT AGENCIES 21.9%

Fannie Mae
5.000% due 02/25/2017 - 11/01/2039	314	323
5.500% due 02/01/2018 - 11/01/2039	2,569	2,701
6.500% due 10/01/2035 - 11/01/2039	1,617	1,723

Freddie Mac
4.250% due 09/15/2024	72	73
5.000% due 11/01/2035 - 10/01/2039	3,659	3,788

74	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 07/01/2037 - 08/01/2038	$2,838	$2,975

Ginnie Mae
6.000% due 08/15/2037	802	849

Small Business Administration
4.430% due 05/01/2029	300	313
5.290% due 12/01/2027	89	95
5.490% due 03/01/2028	630	676
6.220% due 12/01/2028	98	108

Total U.S. Government Agencies (Cost $13,114)		13,624

U.S. TREASURY OBLIGATIONS 23.6%

U.S. Treasury Bonds
3.500% due 02/15/2039	600	544
4.250% due 05/15/2039 (d)	1,200	1,242
4.500% due 05/15/2038	600	646
4.750% due 02/15/2037	200	223
5.375% due 02/15/2031	300	357

U.S. Treasury Notes
1.000% due 08/31/2011	9,500	9,522
3.000% due 09/30/2016	2,100	2,109

Total U.S. Treasury Obligations (Cost $14,480)		14,643

MORTGAGE-BACKED SECURITIES 5.9%

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	600	493

Bear Stearns Alt-A Trust
0.406% due 02/25/2034	237	167

Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	56	48

Countrywide Alternative Loan Trust
0.406% due 02/25/2047	196	96
1.901% due 02/25/2036	121	63

Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	156	137
4.654% due 11/25/2034	91	67

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 01/25/2047	42	40

Greenpoint Mortgage Funding Trust
0.326% due 01/25/2047	50	40

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	122	112

GSR Mortgage Loan Trust
5.237% due 11/25/2035	72	64

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	600	516
5.420% due 01/15/2049	300	254

JPMorgan Mortgage Trust
5.012% due 02/25/2035	48	46

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	61	54

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	29	17

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	55	38

Morgan Stanley Capital I
0.304% due 10/15/2020	34	26
5.809% due 12/12/2049	500	429

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	$93	$61

Residential Accredit Loans, Inc.
2.261% due 09/25/2045	210	114

Structured Asset Mortgage Investments, Inc.
0.376% due 03/25/2037	120	56
0.496% due 07/19/2035	51	39

TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	94	86

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	150	119

WaMu Mortgage Pass-Through Certificates
0.886% due 12/25/2027	201	151
1.631% due 01/25/2047	71	33
1.901% due 02/25/2046	408	209

Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035	89	81

Total Mortgage-Backed Securities (Cost $4,644)		3,656

ASSET-BACKED SECURITIES 3.2%

Asset-Backed Funding Certificates
0.306% due 01/25/2037	18	16

Asset-Backed Securities Corp. Home Equity
0.296% due 12/25/2036	227	211

Bear Stearns Asset-Backed Securities Trust
0.336% due 06/25/2047	39	31

BNC Mortgage Loan Trust
0.346% due 05/25/2037	104	74

Citigroup Mortgage Loan Trust, Inc.
0.356% due 08/25/2036	234	194

Countrywide Asset-Backed Certificates
0.296% due 07/25/2037	199	186
0.296% due 06/25/2047	144	137
0.316% due 06/25/2047	27	26
0.326% due 06/25/2037	131	123
0.326% due 10/25/2047	111	100

Credit-Based Asset Servicing & Securitization LLC
0.336% due 12/25/2037	45	44

First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	29	28

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	100	100

GSAMP Trust
0.316% due 12/25/2036	107	64

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	22	22

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	123	111

MASTR Asset-Backed Securities Trust
0.296% due 01/25/2037	46	15
0.306% due 11/25/2036	53	51

Morgan Stanley ABS Capital I
0.286% due 01/25/2037	26	24
0.296% due 11/25/2036	46	44

Residential Asset Securities Corp.
0.316% due 02/25/2037	78	74

Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	152	133

Soundview Home Equity Loan Trust
0.326% due 06/25/2037	83	63

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		$50	$49
0.306% due 01/25/2038		72	51

Total Asset-Backed Securities (Cost $2,243)			1,971

SOVEREIGN ISSUES 0.8%

Korea Development Bank
0.728% due 04/03/2010		500	495

Total Sovereign Issues (Cost $500)			495

FOREIGN CURRENCY-DENOMINATED ISSUES 2.1%

American International Group, Inc.
4.000% due 09/20/2011	EUR	100	138

Bear Stearns Cos. LLC
1.227% due 07/27/2012		100	143

CIT Group, Inc.
5.000% due 05/13/2014		100	89

General Electric Capital Corp.
0.663% due 03/03/2010	CHF	600	577

Principal Financial Global Funding LLC
2.750% due 07/12/2010		100	96

SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	200	261

Total Foreign Currency-Denominated Issues (Cost $1,027)			1,304

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,000	29

Total Convertible Preferred Securities (Cost $25)			29

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.9%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009		$165	165

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $170. Repurchase proceeds are $165.)

U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (d)		14	14

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 12.6%
		780,442	7,815

Total Short-Term Instruments (Cost $7,993)			7,994

Total Investments 102.8% (Cost $63,185)			$63,779

Written Options (f) (0.1%) (Premiums $63)			(55)

Other Assets and Liabilities (Net) (2.7%)			(1,668)

Net Assets 100.0%			$62,056

See Accompanying Notes	Semiannual Report	September 30, 2009	75

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $6,581 at a weighted average interest rate of 0.164%. On September 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $47 and cash of $176 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2009	1	$0
90-Day Euribor March Futures	Long	03/2010	1	0
90-Day Eurodollar December Futures	Long	12/2009	59	197
90-Day Eurodollar December Futures	Long	12/2010	18	10
90-Day Eurodollar June Futures	Long	06/2010	38	59
90-Day Eurodollar March Futures	Long	03/2010	41	165
90-Day Eurodollar September Futures	Long	09/2010	2	7
U.S. Treasury 2-Year Note December Futures	Long	12/2009	2	0
U.S. Treasury 10-Year Note December Futures	Long	12/2009	11	13
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	2	0

				$451

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	$600	$(9)	$0	$(9)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	500	(20)	0	(20)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.534%	100	(1)	0	(1)
Procter & Gamble Co.	CSFB	1.000%	06/20/2014	0.406%	900	24	8	16
SLM Corp.	BOA	5.000%	12/20/2010	9.802%	100	(5)	(10)	5
SLM Corp.	UBS	5.000%	03/20/2010	9.953%	100	(1)	(4)	3

						$(12)	$(6)	$(6)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$100	$1	$1	$0

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$389	$6	$0	$6
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	97	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	195	3	0	3

					$10	$0	$10

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

76	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	300	$0	$0	$0
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		200	0	0	0
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		100	0	0	0
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		200	3	0	3
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		200	3	0	3
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		100	2	0	2
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		400	(6)	(7)	1
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		700	(2)	1	(3)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		300	3	0	3
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		400	7	(3)	10
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	100	(1)	0	(1)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		2,100	(16)	1	(17)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$900	20	19	1
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		2,400	51	50	1
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		3,300	108	(32)	140
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		2,200	72	16	56
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		600	36	22	14
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		100	6	3	3
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		700	42	16	26
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	RBS		200	12	7	5
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		800	37	0	37
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		600	28	0	28
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		1,200	55	0	55
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		2,200	101	64	37
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		200	6	5	1
Pay	3-Month USD-LIBOR	4.000%	06/17/2014	CITI		900	67	58	9
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	800	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	100	14	(2)	16
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC	GBP	200	25	2	23
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		100	15	0	15

							$688	$220	$468

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index	400,000	1-Month USD-LIBOR less 2.500%	$21,072	09/30/2009	CSFB	$804
Receive	iShares MSCI EAFE Index	596,813	1-Month USD-LIBOR plus 2.500%	31,440	12/30/2009	CSFB	1,199
Receive	iShares MSCI EAFE Index	111,150	1-Month USD-LIBOR plus 0.210%	6,083	04/15/2010	MLP	(4)

							$1,999

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	1	$0	$0
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	1	1	1

				$1	$1

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009	$8,100	$39	$52
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	23	2

							$62	$54

See Accompanying Notes	Semiannual Report	September 30, 2009	77

Schedule of Investments  International StocksPLUS® TR Strategy Fund (Unhedged)  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	5	$1,600	$12
Sales	86	10,100	88
Closing Buys	(81)	(600)	(25)
Expirations	(8)	(1,000)	(12)
Exercised	0	0	0

Balance at 09/30/2009	2	$10,100	$63

(g)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.500%	11/01/2039	$1,100	$1,142	$1,147

(h)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	146	11/2009	RBS	$2	$0	$2
Buy	BRL	708	10/2009	CITI	54	0	54
Sell		708	10/2009	DUB	0	(24)	(24)
Buy		708	02/2010	DUB	24	0	24
Buy		446	02/2010	HSBC	5	0	5
Buy	CAD	65	10/2009	CITI	1	0	1
Buy	CNY	345	03/2010	JPM	0	(1)	(1)
Buy		122	08/2010	HSBC	0	0	0
Buy		5,094	08/2010	JPM	0	(9)	(9)
Buy		231	08/2010	MSC	0	0	0
Sell	EUR	87	10/2009	BCLY	0	(3)	(3)
Sell		104	10/2009	BNP	0	(3)	(3)
Buy		427	10/2009	RBS	0	(7)	(7)
Sell	GBP	521	10/2009	BNP	38	0	38
Buy		515	10/2009	CSFB	0	(31)	(31)
Sell		88	10/2009	HSBC	0	0	0
Buy	IDR	1,182,775	01/2010	BCLY	0	(1)	(1)
Sell	JPY	3,103	10/2009	RBC	0	(1)	(1)
Buy		32,706	10/2009	RBS	5	0	5
Buy	KRW	7,428	11/2009	DUB	0	0	0
Buy		298,611	11/2009	JPM	4	0	4
Buy		7,420	11/2009	MSC	0	0	0
Buy	MXN	1,629	11/2009	CITI	0	(1)	(1)
Buy		1,630	11/2009	HSBC	0	(1)	(1)
Buy	MYR	42	11/2009	BCLY	0	0	0
Buy		21	11/2009	BOA	0	0	0
Buy		21	11/2009	RBS	0	0	0
Buy	SGD	17	11/2009	DUB	0	0	0
Buy		17	11/2009	HSBC	0	0	0
Buy		171	11/2009	UBS	0	0	0
Buy	TWD	392	11/2009	GSC	0	0	0
Buy		393	11/2009	HSBC	0	0	0

					$133	$(82)	$51

(i)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$18,654	$0	$18,654
U.S. Government Agencies	0	13,624	0	13,624
U.S. Treasury Obligations	0	14,643	0	14,643
Mortgage-Backed Securities	0	3,656	0	3,656
Short-Term Instruments	7,815	179	0	7,994
Other Investments +++	0	5,208	0	5,208

Investments, at value	$7,815	$55,964	$0	$63,779

Short Sales, at value	$0	$(1,147)	$0	$(1,147)

Financial Derivative Instruments ++++	$451	$2,467	$0	$2,918

Total	$8,266	$57,284	$0	$65,550

78	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Other Investments +++	$0	$0	$0	$0	$0	$0	$0	$0

Financial Derivative Instruments ++++	$9	$0	$0	$0	$1	$(10)	$0	$0

Total	$9	$0	$0	$0	$1	$(10)	$0	$0

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(j)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$452	$0	$0	$0	$0	$452
Unrealized appreciation on foreign currency contracts	0	133	0	0	0	133
Unrealized appreciation on swap agreements	489	0	34	2,003	0	2,526

	$941	$133	$34	$2,003	$0	$3,111

Liabilities:
Written options outstanding	$55	$0	$0	$0	$0	$55
Variation margin payable ^^	(1)	0	0	0	0	(1)
Unrealized depreciation on foreign currency contracts	0	82	0	0	0	82
Unrealized depreciation on swap agreements	21	0	30	4	0	55

	$75	$82	$30	$4	$0	$191

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$48	$0	$0	$0	$0	$48
Net realized gain (loss) on futures contracts, written options and swaps	1,252	0	(895)	20,273	0	20,630
Net realized (loss) on foreign currency transactions	0	(302)	0	0	0	(302)

	$1,300	$(302)	$(895)	$20,273	$0	$20,376

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(169)	$0	$0	$0	$0	$(169)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(5)	0	1,078	(938)	0	135
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	280	0	0	0	280

	$(174)	$280	$1,078	$(938)	$0	$246

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	79

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.5%

Daimler Finance North America LLC
4.250% due 08/03/2012	$1,960	$1,890

Georgia-Pacific Corp.
2.339% due 12/20/2012	390	376
2.464% due 12/20/2012	123	119
3.552% due 12/23/2014	671	670
3.589% due 12/23/2014	177	177
3.714% due 12/23/2014	269	268

Total Bank Loan Obligations (Cost $3,523)		3,500

CORPORATE BONDS & NOTES 20.5%

BANKING & FINANCE 14.3%

American Express Co.
6.150% due 08/28/2017	1,200	1,263

American Express Credit Corp.
1.646% due 05/27/2010	1,600	1,604

American International Group, Inc.
4.950% due 03/20/2012	700	630
5.850% due 01/16/2018	3,000	2,175
8.250% due 08/15/2018	5,900	5,021

Bank of America Corp.
5.650% due 05/01/2018	400	396

Barclays Bank PLC
6.050% due 12/04/2017	1,600	1,613
7.434% due 09/29/2049	600	534
10.179% due 06/12/2021	1,040	1,369

Capital One Financial Corp.
6.750% due 09/15/2017	1,600	1,700

General Electric Capital Corp.
6.375% due 11/15/2067	200	166

Goldman Sachs Group, Inc.
0.739% due 03/22/2016	400	378

Lehman Brothers Holdings, Inc.
6.750% due 12/28/2017 (a)	1,800	0
6.875% due 05/02/2018 (a)	200	36

Merrill Lynch & Co., Inc.
0.692% due 02/05/2010	1,700	1,701
0.704% due 07/25/2011	700	682
0.969% due 01/15/2015	5,000	4,507
6.050% due 08/15/2012	400	427
6.875% due 04/25/2018	1,300	1,369

Principal Life Income Funding Trusts
5.300% due 04/24/2013	200	205

Royal Bank of Scotland Group PLC
7.640% due 03/29/2049	1,900	932

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	969

UBS AG
1.212% due 06/19/2010	2,000	1,979
5.875% due 12/20/2017	2,600	2,666

Wachovia Mortgage FSB
0.389% due 03/22/2011	1,100	1,095

		33,417

INDUSTRIALS 5.3%

Altria Group, Inc.
9.250% due 08/06/2019	1,800	2,203

Gaz Capital S.A.
8.146% due 04/11/2018	700	743

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Goodrich Corp.
6.290% due 07/01/2016	$2,100	$2,287

Loews Corp.
5.250% due 03/15/2016	2,800	2,840

Nabors Industries, Inc.
6.150% due 02/15/2018	2,000	2,008

Reynolds American, Inc.
7.250% due 06/01/2013	2,000	2,179

		12,260

UTILITIES 0.9%

Embarq Corp.
6.738% due 06/01/2013	2,000	2,171

Total Corporate Bonds & Notes (Cost $50,026)		47,848

MUNICIPAL BONDS & NOTES 0.4%

California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	100	102

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	569

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	205

Total Municipal Bonds & Notes (Cost $971)		876

U.S. GOVERNMENT AGENCIES 45.1%

Fannie Mae
0.366% due 03/25/2034	21	20
0.376% due 03/25/2036	1,820	1,604
0.422% due 08/05/2010	21	21
0.496% due 06/25/2044	25	25
0.596% due 09/25/2042	512	477
1.625% due 11/25/2023	184	182
1.781% due 04/25/2024	152	153
2.314% due 08/01/2035	576	574
2.761% due 07/01/2032	25	25
3.440% due 11/01/2034	613	623
3.572% due 08/01/2036	885	910
3.785% due 08/01/2010	354	358
3.815% due 03/01/2036	1,734	1,795
3.851% due 09/01/2031	2	2
4.256% due 10/01/2035	498	506
4.317% due 09/01/2035	817	832
4.318% due 02/01/2035	272	282
4.342% due 10/01/2035	418	430
4.500% due 06/01/2010 - 10/01/2039	3,314	3,366
4.634% due 07/01/2035	1,162	1,202
4.837% due 02/01/2034	481	501
4.879% due 10/01/2035	476	493
5.000% due 07/25/2019 - 02/01/2036	25,394	26,342
5.500% due 01/01/2021 - 10/01/2039	33,868	35,609
6.000% due 09/01/2017 - 09/01/2037	1,637	1,730
6.500% due 11/01/2036	2,120	2,270
7.500% due 12/01/2014	92	96

Freddie Mac
0.443% due 10/15/2020	521	513
2.251% due 10/25/2044	157	153
2.451% due 07/25/2044	759	746

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.000% due 11/01/2013	$2,507	$2,577
5.000% due 01/01/2037	343	355
5.288% due 09/01/2035	176	184
5.500% due 03/15/2017 - 08/15/2030	140	146

Ginnie Mae
0.641% due 03/16/2032	32	31
4.125% due 11/20/2024	82	84
5.500% due 09/15/2035	176	185
6.000% due 05/15/2038 - 10/01/2039	8,916	9,415
6.500% due 04/15/2031 - 11/15/2038	1,250	1,335

Overseas Private Investment Corp.
5.660% due 06/10/2018	6,000	6,254

Small Business Administration
5.680% due 06/01/2028	2,341	2,579

Total U.S. Government Agencies (Cost $100,564)		104,985

U.S. TREASURY OBLIGATIONS 30.1%

Treasury Inflation Protected Securities (c)
2.000% due 07/15/2014	1,601	1,666
2.125% due 01/15/2019	301	316
2.500% due 01/15/2029	4,518	4,868

U.S. Treasury Bonds
4.250% due 05/15/2039 (e)	5,100	5,279
4.500% due 08/15/2039	2,300	2,481
7.875% due 02/15/2021	4,800	6,696
8.125% due 05/15/2021	1,000	1,421

U.S. Treasury Notes
1.000% due 09/30/2011	1,500	1,502
2.375% due 08/31/2014	1,900	1,908
2.375% due 09/30/2014	17,200	17,254
2.625% due 07/31/2014	200	203
3.000% due 08/31/2016	2,000	2,013
3.250% due 07/31/2016 (e)	19,300	19,763
3.500% due 02/15/2018	4,200	4,292
3.875% due 05/15/2018	400	420

Total U.S. Treasury Obligations (Cost $69,415)		70,082

MORTGAGE-BACKED SECURITIES 12.2%

American Home Mortgage Assets
0.436% due 05/25/2046	1,944	934
0.456% due 10/25/2046	726	328

Banc of America Commercial Mortgage, Inc.
5.451% due 01/15/2049	690	612

Banc of America Funding Corp.
6.093% due 01/20/2047	148	97

Banc of America Mortgage Securities, Inc.
0.696% due 01/25/2034	89	83

Bear Stearns Adjustable Rate Mortgage Trust
4.550% due 08/25/2035	434	381
4.617% due 10/25/2035	212	209
5.440% due 05/25/2047	1,971	1,295

Bear Stearns Alt-A Trust
5.285% due 08/25/2036	900	382
5.355% due 05/25/2035	383	258
5.490% due 09/25/2035	455	289

Bear Stearns Structured Products, Inc.
5.636% due 01/26/2036	447	255

Citigroup Commercial Mortgage Trust
5.888% due 12/10/2049	274	239

80	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
4.248% due 08/25/2035	$523	$429
4.700% due 12/25/2035	1,207	1,033
5.985% due 09/25/2037	1,906	1,185

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048	950	879
5.886% due 11/15/2044	500	468

Countrywide Alternative Loan Trust
0.441% due 12/20/2046	1,993	979
0.456% due 11/20/2035	11	10
0.456% due 03/20/2046	1,411	700
0.456% due 07/20/2046	1,952	822
4.500% due 06/25/2035	24	24
5.239% due 06/25/2037	2,467	1,223

Countrywide Home Loan Mortgage Pass-Through Trust
0.536% due 04/25/2035	284	153
0.566% due 03/25/2035	216	119

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039	500	426

CS First Boston Mortgage Securities Corp.
3.735% due 06/25/2033	215	184

Downey Savings & Loan Association Mortgage Loan Trust
0.506% due 08/19/2045	1,116	589
3.059% due 07/19/2044	97	65

First Horizon Alternative Mortgage Securities
3.149% due 03/25/2035	211	146

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	93	77

First Republic Mortgage Loan Trust
0.593% due 11/15/2031	98	82

Greenpoint Mortgage Funding Trust
0.426% due 01/25/2037	1,701	846

GSR Mortgage Loan Trust
4.116% due 09/25/2035	377	349

GSRPM Mortgage Loan Trust
0.946% due 01/25/2032	11	7

Harborview Mortgage Loan Trust
0.486% due 03/19/2036	1,224	576

Homebanc Mortgage Trust
5.858% due 04/25/2037	900	499

Indymac Index Mortgage Loan Trust
0.546% due 06/25/2037	646	260
4.944% due 12/25/2034	59	36

JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047	210	181

JPMorgan Mortgage Trust
5.012% due 02/25/2035	339	324

LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	900	733

Merrill Lynch Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	400	317

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	232	134

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	53	38
1.246% due 10/25/2035	76	67

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Morgan Stanley Capital I
0.304% due 10/15/2020		$1,001	$767
6.076% due 06/11/2049		100	88

Residential Accredit Loans, Inc.
0.456% due 04/25/2046		1,708	808
0.646% due 03/25/2033		119	101

Residential Asset Securitization Trust
0.596% due 10/25/2018		1,570	1,297
0.646% due 05/25/2033		151	130

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035		284	138

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035		325	244
0.526% due 02/25/2036		735	404

WaMu Mortgage Pass-Through Certificates
0.556% due 01/25/2045		198	125
0.566% due 01/25/2045		196	120
1.751% due 03/25/2047		1,020	466
5.392% due 02/25/2037		268	173

Wells Fargo Mortgage-Backed Securities Trust
3.299% due 12/25/2034		446	430
3.597% due 05/25/2035		220	208
3.887% due 07/25/2035		1,480	1,409
4.500% due 11/25/2018		879	884
5.240% due 04/25/2036		1,636	1,345

Total Mortgage-Backed Securities (Cost $36,377)			28,459

ASSET-BACKED SECURITIES 2.1%

Access Group, Inc.
1.804% due 10/27/2025		2,311	2,334

Aurum CLO 2002-1 Ltd.
0.939% due 04/15/2014		1,184	1,099

Bear Stearns Asset-Backed Securities Trust
4.749% due 10/25/2036		1,534	904

Countrywide Asset-Backed Certificates
0.296% due 12/25/2046		43	43

GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036		40	25

GSAMP Trust
0.336% due 11/25/2035		96	13
0.536% due 03/25/2034		12	12

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		186	142

Structured Asset Securities Corp.
4.900% due 04/25/2035		622	414

Total Asset-Backed Securities (Cost $5,998)			4,986

FOREIGN CURRENCY-DENOMINATED ISSUES 3.0%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	763

Fortis Bank Nederland Holding NV
1.737% due 06/10/2011	EUR	500	734

General Electric Capital Corp.
6.500% due 09/15/2067	GBP	1,800	2,299

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lloyds TSB Bank PLC
0.947% due 06/09/2011	EUR	300	$441

SMFG Preferred Capital GBP 2 Ltd.
10.231% due 07/29/2049	GBP	1,600	2,847

Total Foreign Currency-Denominated Issues (Cost $7,913)			7,084

		SHARES
PREFERRED STOCKS 0.0%

Fannie Mae
8.250% due 12/31/2049		13,000	21

Total Preferred Stocks (Cost $325)			21

EXCHANGE-TRADED FUNDS 4.1%

iShares MSCI EAFE
Index Fund		172,236	9,421

Total Exchange-Traded Funds (Cost $10,077)			9,421

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 9.1%

REPURCHASE AGREEMENTS 0.3%

State Street Bank and Trust Co.
0.010% due 10/01/2009		$739	739

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $755. Repurchase proceeds are $739.)

U.S. TREASURY BILLS 2.3%
0.211% due 02/25/2010 - 03/25/2010 (b)(e)(f)(h)		5,310	5,307

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 6.5%
		1,514,935	15,169

Total Short-Term Instruments (Cost $21,214)			21,215

PURCHASED OPTIONS (j) 0.0%
(Cost $4)			0

Total Investments 128.1% (Cost $306,407)			$298,477

Written Options (k) (0.0%) (Premiums $8)			0

Other Assets and Liabilities (Net) (28.1%)			(65,448)

Net Assets 100.0%			$233,029

See Accompanying Notes	Semiannual Report	September 30, 2009	81

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $4,385 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(f)	Securities with an aggregate market value of $839 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(g)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $207,158 at a weighted average interest rate of 0.377%. On September 30, 2009, there were no open reverse repurchase agreements.
(h)	Securities with an aggregate market value of $360 and cash of $567 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor June Futures	Long	06/2010	62	$118
90-Day Eurodollar March Futures	Long	03/2010	71	499
U.S. Treasury 2-Year Note December Futures	Long	12/2009	19	1
U.S. Treasury 5-Year Note December Futures	Long	12/2009	180	303
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	130	188
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	69	102

				$1,211

(i)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BCLY	(1.000%	)	06/20/2013	0.493%		$300	$(6)	$(6)	$0
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.544%		100	(4)	0	(4)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.544%		300	(9)	0	(9)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.544%		600	(19)	0	(19)
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.544%		500	(19)	0	(19)
Embarq Corp.	MSC	(1.300%	)	03/20/2014	0.544%		200	(6)	0	(6)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.430%		2,100	(11)	0	(11)
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	1.147%		1,000	(68)	0	(68)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.494%		2,300	29	0	29
Nabors Industries, Inc.	CITI	(1.050%	)	03/20/2018	1.096%		2,000	6	0	6
Reynolds American, Inc.	BCLY	(1.200%	)	06/20/2013	1.680%		2,000	33	0	33
UBS AG	BCLY	(1.900%	)	12/20/2013	0.887%	EUR	900	(54)	0	(54)
UBS AG	BCLY	(2.200%	)	03/20/2014	0.904%		1,000	(81)	0	(81)
UBS AG	DUB	(2.200%	)	03/20/2014	0.904%		600	(49)	0	(49)

								$(258)	$(6)	$(252)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
General Electric Capital Corp.	DUB	5.000%	06/20/2010	1.424%	$2,800	$76	$(98)	$174

Credit Default Swaps on Credit Indices - Buy Protection (1)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-5 7-Year Index 10-15%	MSC	(0.142%	)	12/20/2012	$7,800	$362	$0	$362
CDX.IG-9 10-Year Index	BCLY	(0.800%	)	12/20/2017	1,366	54	18	36
CDX.IG-9 10-Year Index	GSC	(0.800%	)	12/20/2017	3,026	120	51	69
CDX.IG-9 10-Year Index	MSC	(0.800%	)	12/20/2017	2,050	81	50	31
CDX.IG-9 10-Year Index	RBS	(0.800%	)	12/20/2017	878	35	13	22

						$652	$132	$520

82	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE AAA 06-2 Index	GSC	0.110%	05/25/2046	$995	$(578)	$(323)	$(255)
CDX.IG-5 10-Year Index 10-15%	MSC	0.463%	12/20/2015	5,600	(741)	0	(741)
CDX.IG-7 10-Year Index	GSC	0.650%	12/20/2016	2,527	(105)	(202)	97

					$(1,424)	$(525)	$(899)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MLP	BRL	2,600	$40	$0	$40
Pay	6-Month EUR-LIBOR	4.750%	03/17/2030	JPM	EUR	5,500	(17)	(33)	16

							$23	$(33)	$56

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	iShares MSCI EAFE Index	1,757,497	1-Month USD-LIBOR less 2.500%	$92,585	09/30/2009	CSFB	$(3,533)
Receive	iShares MSCI EAFE Index	1,757,497	1-Month USD-LIBOR less 2.500%	92,585	09/30/2009	CSFB	3,534
Receive	iShares MSCI EAFE Index	1,103,416	1-Month USD-LIBOR plus 2.500%	58,128	12/30/2009	CSFB	2,216
Receive	iShares MSCI EAFE Index	1,078,049	1-Month USD-LIBOR plus 0.050%	56,791	12/30/2009	DUB	2,164
Pay	iShares MSCI EAFE Index	139,152	1-Month USD-LIBOR plus 0.210%	7,617	04/15/2010	MLP	(29)
Receive	iShares MSCI EAFE Index	332,747	1-Month USD-LIBOR plus 0.210%	18,211	04/15/2010	MLP	(13)

							$4,339

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(j)	Purchased options outstanding on September 30, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Ginnie Mae 6.500% due 10/01/2039	$97.125	10/14/2009	$34,000	$4	$0

(k)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CME 90-Day Eurodollar December Futures	$98.625	12/14/2009	24	$8	$0

See Accompanying Notes	Semiannual Report	September 30, 2009	83

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	66	$22,200	$198
Sales	67	14,600	50
Closing Buys	0	(6,900)	(24)
Expirations	(109)	(29,900)	(216)
Exercised	0	0	0

Balance at 09/30/2009	24	$0	$8

(l)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2039	$37,000	$36,353	$36,641
Fannie Mae	5.000%	10/01/2024	300	312	315
Fannie Mae	5.000%	10/01/2039	7,000	7,149	7,235
Fannie Mae	5.000%	11/01/2039	9,300	9,564	9,572
Fannie Mae	5.500%	10/01/2024	4,800	5,056	5,077
Fannie Mae	5.500%	11/01/2039	31,900	33,101	33,261
Fannie Mae	5.500%	10/01/2039	4,000	4,219	4,219
Fannie Mae	6.000%	11/01/2039	30,000	31,495	31,551
Fannie Mae	6.500%	11/01/2039	2,100	2,234	2,235
Freddie Mac	5.500%	10/01/2039	6,200	6,442	6,490
Ginnie Mae	5.500%	10/01/2039	680	708	714
Ginnie Mae	5.500%	11/01/2039	1,970	2,061	2,061
Ginnie Mae	6.000%	10/01/2039	8,000	8,451	8,446

				$147,145	$147,817

(m)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	865	10/2009	CITI	$12	$0	$12
Sell		21,564	10/2009	JPM	0	(211)	(211)
Sell		21,564	10/2009	RBS	0	(1,068)	(1,068)
Buy		260	11/2009	DUB	0	0	0
Sell		586	11/2009	HSBC	0	(6)	(6)
Sell	CAD	48	10/2009	CITI	0	0	0
Buy	CHF	180	10/2009	JPM	1	0	1
Sell		2,704	10/2009	JPM	5	(77)	(72)
Sell		16,208	10/2009	RBC	0	(635)	(635)
Buy		310	12/2009	DUB	0	0	0
Sell		18,732	12/2009	HSBC	87	0	87
Buy	CLP	8,500	11/2009	CITI	1	0	1
Buy	CNY	3,551	03/2010	DUB	0	(7)	(7)
Buy		9,490	06/2010	BCLY	0	(15)	(15)
Buy		3,587	06/2010	CITI	0	(5)	(5)
Buy		2,508	06/2010	DUB	0	(4)	(4)
Buy		4,821	06/2010	HSBC	0	(5)	(5)
Buy		3,460	06/2010	JPM	0	(7)	(7)
Buy		3,318	06/2011	HSBC	0	(14)	(14)
Buy	DKK	12,864	10/2009	JPM	85	0	85
Sell		23,032	10/2009	RBS	0	(196)	(196)
Sell		10,168	12/2009	HSBC	0	0	0
Sell	EUR	25,697	10/2009	BCLY	0	(793)	(793)
Sell		30,730	10/2009	BNP	0	(963)	(963)
Sell		351	10/2009	BOA	5	0	5
Buy		1,130	10/2009	DUB	2	0	2
Buy		1,713	10/2009	JPM	5	(11)	(6)
Sell		354	10/2009	JPM	5	0	5
Sell	GBP	33,970	10/2009	BNP	2,441	0	2,441
Buy		620	10/2009	DUB	0	(1)	(1)
Sell		88	10/2009	HSBC	4	0	4
Sell	HKD	13,797	12/2009	DUB	0	0	0
Sell		17,340	12/2009	JPM	1	0	1
Sell		12,414	12/2009	MSC	1	0	1
Sell	JPY	4,861,028	10/2009	BNP	0	(1,619)	(1,619)
Buy		80,000	10/2009	DUB	0	(2)	(2)
Sell		373,295	10/2009	DUB	0	(168)	(168)
Sell		24,128	10/2009	HSBC	0	(5)	(5)
Buy		264,685	10/2009	JPM	55	0	55

84	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	MXN	20,419	11/2009	CITI	$131	$0	$131
Buy		316	11/2009	DUB	0	0	0
Buy		356	11/2009	HSBC	0	0	0
Buy		134	11/2009	JPM	0	0	0
Sell		21,047	11/2009	JPM	0	(79)	(79)
Buy	MYR	6	11/2009	BCLY	0	0	0
Buy		3	11/2009	DUB	0	0	0
Buy		7	11/2009	JPM	0	0	0
Buy		1	02/2010	CITI	0	0	0
Sell	NOK	1,892	10/2009	JPM	0	(24)	(24)
Sell		7,027	10/2009	RBS	0	(127)	(127)
Sell		8,919	12/2009	HSBC	0	(12)	(12)
Sell	NZD	395	10/2009	RBS	0	(15)	(15)
Buy	SEK	4,950	10/2009	JPM	34	0	34
Sell		3,150	10/2009	JPM	8	0	8
Sell		44,053	10/2009	RBS	0	(615)	(615)
Sell		42,253	12/2009	HSBC	4	0	4
Sell	SGD	336	11/2009	CITI	0	(6)	(6)
Sell		4,115	11/2009	HSBC	0	(65)	(65)

					$2,887	$(6,755)	$(3,868)

(n)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$47,848	$0	$47,848
U.S. Government Agencies	0	104,985	0	104,985
U.S. Treasury Obligations	0	70,082	0	70,082
Mortgage-Backed Securities	0	28,459	0	28,459
Short-Term Instruments	15,169	6,046	0	21,215
Other Investments +++	9,442	15,347	1,099	25,888

Investments, at value	$24,611	$272,767	$1,099	$298,477

Short Sales, at value	$0	$(147,817)	$0	$(147,817)

Financial Derivative Instruments ++++	$1,211	$70	$0	$1,281

Total	$25,822	$125,020	$1,099	$151,941

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Other Investments +++	$1,172	$(157)	$0	$0	$84	$0	$1,099	$64

Financial Derivative Instruments ++++	$108	$0	$0	$0	$(68)	$(40)	$0	$0

Total	$1,280	$(157)	$0	$0	$16	$(40)	$1,099	$64

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	85

Schedule of Investments  International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)  (Cont.)

(o)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$1,211	$0	$0	$0	$0	$1,211
Unrealized appreciation on foreign currency contracts	0	2,887	0	0	0	2,887
Unrealized appreciation on swap agreements	55	0	860	7,914	0	8,829

	$1,266	$2,887	$860	$7,914	$0	$12,927

Liabilities:
Unrealized depreciation on foreign currency contracts	$0	$6,755	$0	$0	$0	$6,755
Unrealized depreciation on swap agreements	0	0	1,316	3,575	0	4,891

	$0	$6,755	$1,316	$3,575	$0	$11,646

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain (loss) on investments (purchased options)	$(28)	$708	$0	$0	$0	$680
Net realized gain (loss) on futures contracts, written options and swaps	(6,949)	0	1,822	96,620	0	91,493
Net realized (loss) on foreign currency transactions	0	(27,415)	0	0	0	(27,415)

	$(6,977)	$(26,707)	$1,822	$96,620	$0	$64,758

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$13	$(848)	$0	$0	$0	$(835)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	14,355	0	(7,647)	(11,433)	0	(4,725)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	2,468	0	0	0	2,468

	$14,368	$1,620	$(7,647)	$(11,433)	$0	$(3,092)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

86	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments Small Cap StocksPLUS® TR Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 28.9%

BANKING & FINANCE 24.2%

Allstate Corp.
6.125% due 05/15/2067	$200	$164

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	1,000	1,066

American Express Bank FSB
0.324% due 07/13/2010	800	784

American General Finance Corp.
6.900% due 12/15/2017	100	70

American International Group, Inc.
5.850% due 01/16/2018	100	73
8.250% due 08/15/2018	1,800	1,532

ANZ National International Ltd.
6.200% due 07/19/2013	400	438

Bank of America Corp.
0.549% due 02/12/2010	100	100
0.770% due 08/15/2016	400	330
6.500% due 08/01/2016	800	842

Bank of Scotland PLC
4.880% due 04/15/2011	600	608

Barclays Bank PLC
5.450% due 09/12/2012	400	430
6.050% due 12/04/2017	100	101

Bear Stearns Cos. LLC
0.549% due 05/18/2010	200	200
0.650% due 08/15/2011	100	100
7.250% due 02/01/2018	300	343
7.625% due 12/07/2009	700	708

BNP Paribas
5.186% due 06/29/2049	130	103

Caterpillar Financial Services Corp.
4.850% due 12/07/2012	100	106

CBA Capital Trust II
6.024% due 03/29/2049	100	83

Citibank N.A.
1.625% due 03/30/2011	300	304

Citigroup, Inc.
0.313% due 12/28/2009	1,500	1,498
0.579% due 05/18/2010	1,000	996
2.125% due 04/30/2012	200	203
5.850% due 07/02/2013	100	102

Credit Suisse USA, Inc.
0.640% due 08/15/2010	100	100

Deutsche Bank AG
0.740% due 02/17/2015	280	262

Dexia Credit Local
0.939% due 09/23/2011	2,300	2,323

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	600	583
7.375% due 02/01/2011	500	498

General Electric Capital Corp.
1.800% due 03/11/2011	200	203
3.000% due 12/09/2011	900	932

Goldman Sachs Group, Inc.
5.625% due 01/15/2017	10	10
5.950% due 01/18/2018	100	104
6.150% due 04/01/2018	100	105
6.250% due 09/01/2017	100	106

HBOS PLC
5.375% due 11/29/2049	900	590

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

International Lease Finance Corp.
0.627% due 05/24/2010	$120	$114
5.125% due 11/01/2010	1,000	937

JPMorgan Chase & Co.
6.000% due 01/15/2018	30	32

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	300	52
5.625% due 01/24/2013 (a)	200	36

Macquarie Group Ltd.
7.300% due 08/01/2014	500	535

Merrill Lynch & Co., Inc.
0.692% due 02/05/2010	2,700	2,701
6.875% due 04/25/2018	100	105

Monumental Global Funding Ltd.
5.500% due 04/22/2013	100	102

Morgan Stanley
6.250% due 08/28/2017	100	104

National Australia Bank Ltd.
2.550% due 01/13/2012	1,000	1,020

Nationwide Life Global Funding I
5.450% due 10/02/2012	700	696

Northern Rock PLC
5.625% due 06/22/2017	1,100	1,013

Pricoa Global Funding I
0.483% due 09/27/2013	100	92
0.591% due 01/30/2012	100	95
1.130% due 06/04/2010	700	696

Principal Life Income Funding Trusts
5.550% due 04/27/2015	100	101

Protective Life Secured Trusts
0.411% due 11/09/2010	1,200	1,086

Rabobank Nederland NV
11.000% due 06/29/2049	75	92

Regions Financial Corp.
6.375% due 05/15/2012	390	366

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	2,700	2,708
2.625% due 05/11/2012	2,300	2,336
6.990% due 10/29/2049	100	52

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	100	88

Textron Financial Corp.
0.523% due 02/25/2011	1,000	925

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	219

UBS Preferred Funding Trust V
6.243% due 05/29/2049	100	76

Wells Fargo & Co.
5.625% due 12/11/2017	100	105

		33,584

INDUSTRIALS 3.3%

Amgen, Inc.
6.900% due 06/01/2038	100	122

C8 Capital SPV Ltd.
6.640% due 12/29/2049	100	77

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	100	101

Dell, Inc.
5.650% due 04/15/2018	100	105

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Gaz Capital S.A.
8.625% due 04/28/2034	$100	$110

International Business Machines Corp.
5.700% due 09/14/2017	400	442

Kimberly-Clark Corp.
0.588% due 07/30/2010	100	100

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	100	105

Kraft Foods, Inc.
6.125% due 02/01/2018	100	106

Oracle Corp.
5.750% due 04/15/2018	200	221

Petrobras International Finance Co.
7.875% due 03/15/2019	700	811

Suncor Energy, Inc.
6.100% due 06/01/2018	200	209

TransCanada Pipelines Ltd.
7.625% due 01/15/2039	400	512

Union Pacific Corp.
5.700% due 08/15/2018	100	108

UST, Inc.
5.750% due 03/01/2018	1,100	1,062

Vale Overseas Ltd.
5.625% due 09/15/2019	400	409

		4,600

UTILITIES 1.4%

Dominion Resources, Inc.
1.343% due 06/17/2010	400	402

NiSource Finance Corp.
0.977% due 11/23/2009	300	300

Ohio Power Co.
0.467% due 04/05/2010	100	100

Verizon Communications, Inc.
8.950% due 03/01/2039	800	1,100

Verizon Wireless Capital LLC
3.025% due 05/20/2011	100	103

		2,005

Total Corporate Bonds & Notes (Cost $39,426)		40,189

MUNICIPAL BONDS & NOTES 0.3%

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	400	418

Total Municipal Bonds & Notes (Cost $400)		418

U.S. GOVERNMENT AGENCIES 48.8%

Fannie Mae
5.000% due 02/25/2017 - 09/01/2035	2,961	3,082
5.500% due 05/01/2022 - 09/01/2023	763	808
5.953% due 06/21/2027	4,000	4,255
6.000% due 08/01/2027 - 10/01/2039	39,225	41,473
6.500% due 09/01/2037	703	752

Freddie Mac
0.286% due 12/25/2036	43	39
0.393% due 07/15/2019	57	57
4.250% due 09/15/2024	12	12

See Accompanying Notes	Semiannual Report	September 30, 2009	87

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
5.500% due 11/01/2039	$6,800	$7,094
6.000% due 10/01/2039	900	950

Ginnie Mae
5.500% due 11/01/2039	1,800	1,883
6.000% due 06/15/2037 - 07/15/2037	910	963

Small Business Administration
5.290% due 12/01/2027	177	190
5.720% due 01/01/2029	2,755	3,035
6.020% due 08/01/2028	2,916	3,260

Total U.S. Government Agencies (Cost $65,363)		67,853

U.S. TREASURY OBLIGATIONS 7.4%

U.S. Treasury Bonds
4.250% due 05/15/2039 (e)	6,700	6,936
4.500% due 05/15/2038 (e)	2,800	3,015
4.500% due 08/15/2039 (e)	200	216

U.S. Treasury Notes
0.875% due 04/30/2011 (e)	51	51

Total U.S. Treasury Obligations (Cost $9,760)		10,218

MORTGAGE-BACKED SECURITIES 1.9%

Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	28	23

Commercial Mortgage Pass-Through Certificates
0.741% due 02/16/2034	1,175	1,032

Countrywide Alternative Loan Trust
0.406% due 02/25/2047	65	32
0.446% due 06/25/2037	230	106
1.901% due 02/25/2036	24	13

Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	39	34
4.654% due 11/25/2034	30	23

GS Mortgage Securities Corp. II
0.344% due 03/06/2020	61	56

GSR Mortgage Loan Trust
5.237% due 11/25/2035	72	64

Harborview Mortgage Loan Trust
0.416% due 12/19/2036	2,321	1,132

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	6	4

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	7	7

JPMorgan Mortgage Trust
5.012% due 02/25/2035	48	46

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	12	11

Structured Asset Securities Corp.
3.832% due 10/25/2035	10	6

WaMu Mortgage Pass-Through Certificates
0.886% due 12/25/2027	40	30
1.631% due 01/25/2047	71	33
3.099% due 09/25/2046	7	4
3.099% due 10/25/2046	17	9

Total Mortgage-Backed Securities (Cost $3,421)		2,665

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
ASSET-BACKED SECURITIES 0.5%

Ally Auto Receivables Trust
1.320% due 03/15/2012	$100	$99

Asset-Backed Securities Corp. Home Equity
0.521% due 09/25/2034	1	1

Bear Stearns Asset-Backed Securities Trust
0.326% due 10/25/2036	11	10

Citigroup Mortgage Loan Trust, Inc.
0.306% due 07/25/2045	113	76
0.356% due 08/25/2036	47	39

Countrywide Asset-Backed Certificates
0.426% due 09/25/2036	173	129

Credit-Based Asset Servicing & Securitization LLC
0.366% due 07/25/2037	47	34

Ford Credit Auto Owner Trust
0.843% due 07/15/2010	4	5

GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036	1	1

Honda Auto Receivables Owner Trust
3.770% due 09/20/2010	169	169

Indymac Residential Asset-Backed Trust
0.326% due 07/25/2037	27	26
0.376% due 04/25/2047	88	80

JPMorgan Mortgage Acquisition Corp.
0.306% due 03/25/2047	44	30

Lehman XS Trust
0.326% due 11/25/2046	7	6

Long Beach Mortgage Loan Trust
0.306% due 10/25/2036	1	1

Morgan Stanley ABS Capital I
0.296% due 07/25/2036	13	8

Park Place Securities, Inc.
0.558% due 10/25/2034	6	5

Soundview Home Equity Loan Trust
0.306% due 11/25/2036	21	13

Total Asset-Backed Securities (Cost $873)		732

SOVEREIGN ISSUES 1.8%

Export-Import Bank of Korea
5.875% due 01/14/2015	600	634

Korea Development Bank
0.728% due 04/03/2010	100	99

Mexico Government International Bond
5.950% due 03/19/2019	400	422
6.050% due 01/11/2040	100	100

Societe Financement de l'Economie Francaise
0.713% due 07/16/2012	1,000	1,002
2.375% due 03/26/2012	200	203

Total Sovereign Issues (Cost $2,398)		2,460

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%

Brazil Government International Bond
12.500% due 01/05/2022	BRL	300	$187

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	100	150

Goldman Sachs Group, Inc.
1.193% due 02/04/2013		400	560

LeasePlan Corp. NV
3.125% due 02/10/2012		200	300

Morgan Stanley
1.155% due 03/01/2013		1,700	2,322

Total Foreign Currency-Denominated Issues (Cost $3,558)			3,519

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%

American International Group, Inc.
8.500% due 08/01/2011		2,300	27

Total Convertible Preferred Securities (Cost $173)			27

PREFERRED STOCKS 0.0%

DG Funding Trust
0.652% due 12/31/2049		2	17

Total Preferred Stocks (Cost $21)			17

		PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 13.5%

U.S. CASH MANAGEMENT BILLS 0.5%
0.195% due 04/01/2010 (e)		$760	760

U.S. TREASURY BILLS 0.1%
0.211% due 02/25/2010 - 03/11/2010 (b)(e)		64	64

		SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 12.9%
		1,785,224	17,875

Total Short-Term Instruments (Cost $18,699)			18,699

Total Investments 105.6% (Cost $144,092)			$146,797

Written Options (g) (0.0%) (Premiums $97)			(38)

Other Assets and Liabilities (Net) (5.6%)			(7,757)

Net Assets 100.0%			$139,002

88	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $79,249 at a weighted average interest rate of 0.373%. On September 30, 2009, there were no open reverse repurchase agreements.
(e)	Securities with an aggregate market value of $1,379 and cash of $183 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	3	$0
90-Day Euribor March Futures	Long	03/2010	10	(1)
90-Day Eurodollar December Futures	Long	12/2009	66	79
90-Day Eurodollar December Futures	Long	12/2010	77	53
90-Day Eurodollar June Futures	Long	06/2010	71	114
90-Day Eurodollar March Futures	Long	03/2010	15	73
90-Day Eurodollar September Futures	Long	09/2010	13	40
E-Mini Russell 2000 Index December Futures	Long	12/2009	240	158
S&P 500 Index December Futures	Short	12/2009	2	(8)
U.S. Treasury 2-Year Note December Futures	Long	12/2009	4	0
U.S. Treasury 10-Year Note December Futures	Long	12/2009	41	46
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	58	59
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	7	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	6	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	1	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	7	0

				$613

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BCLY	5.000%	12/20/2013	8.079%	$900	$(89)	$(81)	$(8)
Brazil Government International Bond	CSFB	3.250%	12/20/2009	0.574%	1,000	15	0	15
Chrysler Financial	DUB	5.050%	09/20/2012	6.558%	300	(9)	0	(9)
CIT Group, Inc.	MSC	5.650%	03/20/2013	29.111%	100	(32)	0	(32)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	100	(1)	0	(1)
General Electric Capital Corp.	BCLY	4.700%	12/20/2013	2.021%	1,700	178	0	178
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	300	27	0	27
General Electric Capital Corp.	CITI	4.850%	12/20/2013	2.021%	900	100	0	100
General Electric Capital Corp.	DUB	4.750%	12/20/2013	2.021%	900	96	0	96
SLM Corp.	BCLY	5.000%	12/20/2013	8.728%	1,000	(115)	(135)	20
SLM Corp.	CITI	5.000%	12/20/2013	8.728%	1,900	(219)	(271)	52

						$(49)	$(487)	$438

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$100	$0	$1	$(1)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$97	$1	$0	$1
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	194	3	0	3

					$4	$0	$4

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

See Accompanying Notes	Semiannual Report	September 30, 2009	89

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	100	$0	$0	$0
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(7)	0	(7)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		1,100	(3)	1	(4)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		100	1	0	1
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		100	2	0	2
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	4	0	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS	AUD	700	(5)	0	(5)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$2,000	43	42	1
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		5,300	114	111	3
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		1,500	49	44	5
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		500	23	0	23
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		700	32	0	32
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		600	28	0	28
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		100	5	0	5
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		500	14	11	3
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	RBS		6,800	197	155	42
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		700	27	(15)	42
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		2,100	81	(33)	114
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	300	0	0	0
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	900	127	(14)	141
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB	GBP	300	38	0	38
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		300	44	0	44
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		500	73	0	73

							$879	$302	$577

Total Return Swaps on Indices

Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	Russell 2000 Index	46,060	1-Month USD-LIBOR less 1.600%	$122,384	10/15/2009	MLP	$(1)

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(g)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	2	$1	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	2	2	1

				$3	$2

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$2,800	$15	$5
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	11,600	60	22
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	3,000	19	9

							$94	$36

90	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	399	$96,000	EUR	5,500	$667
Sales	103	70,700		0	549
Closing Buys	(94)	(136,300)		(5,500)	(867)
Expirations	(404)	(13,000)		0	(252)
Exercised	0	0		0	0

Balance at 09/30/2009	4	$17,400	EUR	0	$97

(h)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$1,000	$1,023	$1,033
Fannie Mae	5.000%	11/01/2039	1,000	1,028	1,029
Fannie Mae	6.000%	10/01/2039	1,400	1,470	1,477
Fannie Mae	6.000%	11/01/2039	26,400	27,707	27,765

				$31,228	$31,304

(i)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	1,179	10/2009	DUB	$0	$(39)	$(39)
Buy		1,179	10/2009	JPM	90	0	90
Buy		1,179	02/2010	DUB	39	0	39
Buy		37	02/2010	HSBC	0	0	0
Buy	CAD	318	10/2009	CITI	3	0	3
Buy	CNY	878	03/2010	BCLY	0	(2)	(2)
Buy		880	03/2010	HSBC	0	(1)	(1)
Buy		5,363	03/2010	JPM	0	(8)	(8)
Buy		404	08/2010	JPM	0	(1)	(1)
Sell	EUR	652	10/2009	BCLY	0	(20)	(20)
Sell		779	10/2009	BNP	0	(24)	(24)
Sell	GBP	974	10/2009	BNP	70	0	70
Buy	IDR	97,750	01/2010	BCLY	0	0	0
Sell	JPY	174	10/2009	BNP	0	0	0
Sell		17,439	10/2009	RBC	0	(2)	(2)
Sell		3,291	10/2009	RBS	0	(1)	(1)
Buy	KRW	14,856	11/2009	DUB	1	0	1
Buy		53,784	11/2009	JPM	2	0	2
Buy		14,841	11/2009	MSC	1	0	1
Buy	MXN	135	11/2009	CITI	0	0	0
Buy		135	11/2009	HSBC	0	0	0
Buy	MYR	85	11/2009	BCLY	0	0	0
Buy		42	11/2009	BOA	0	0	0
Buy		42	11/2009	RBS	0	0	0
Buy	SGD	35	11/2009	DUB	1	0	1
Buy		35	11/2009	HSBC	0	0	0
Buy		14	11/2009	UBS	0	0	0
Buy	TWD	784	11/2009	GSC	1	0	1
Buy		786	11/2009	HSBC	1	0	1

					$209	$(98)	$111

See Accompanying Notes	Semiannual Report	September 30, 2009	91

Schedule of Investments  Small Cap StocksPLUS® TR Fund  (Cont.)

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$40,189	$0	$40,189
U.S. Government Agencies	0	67,853	0	67,853
U.S. Treasury Obligations	0	10,218	0	10,218
Short-Term Instruments	17,875	824	0	18,699
Other Investments +++	27	9,805	6	9,838

Investments, at value	$17,902	$128,889	$6	$146,797

Short Sales, at value	$0	$(31,304)	$0	$(31,304)

Financial Derivative Instruments ++++	$613	$1,099	$(9)	$1,703

Total	$18,515	$98,684	$(3)	$117,196

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Other Investments +++	$0	$(1)	$0	$0	$0	$7	$6	$0

Financial Derivative Instruments ++++	$(135)	$0	$0	$0	$125	$1	$(9)	$128

Total	$(135)	$(1)	$0	$0	$125	$8	$(3)	$128

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$464	$0	$0	$158	$0	$622
Unrealized appreciation on foreign currency contracts	0	209	0	0	0	209
Unrealized appreciation on swap agreements	601	0	492	0	0	1,093

	$1,065	$209	$492	$158	$0	$1,924

Liabilities:
Written options outstanding	$38	$0	$0	$0	$0	$38
Variation margin payable ^^	1	0	0	8	0	9
Unrealized depreciation on foreign currency contracts	0	98	0	0	0	98
Unrealized depreciation on swap agreements	24	0	51	1	0	76

	$63	$98	$51	$9	$0	$221

92	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(52)	$0	$0	$(86)	$0	$(138)
Net realized gain (loss) on futures contracts, written options and swaps	3,620	0	(345)	104,072	0	107,347
Net realized (loss) on foreign currency transactions	0	(1,858)	0	0	0	(1,858)

	$3,568	$(1,858)	$(345)	$103,986	$0	$105,351

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$(42)	$0	$0	$32	$0	$(10)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(2,271)	0	2,752	(34,195)	0	(33,714)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,372	0	0	0	1,372

	$(2,313)	$1,372	$2,752	$(34,163)	$0	$(32,352)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	93

Schedule of Investments  StocksPLUS® Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 18.3%

BANKING & FINANCE 12.4%

Bank of America N.A.
1.059% due 05/12/2010	$3,000	$2,999

Barclays Bank PLC
0.464% due 03/23/2017	1,000	872

CIT Group, Inc.
0.704% due 02/13/2012	500	330

Citigroup, Inc.
0.579% due 06/09/2016	3,100	2,582

Comerica Bank
0.336% due 06/30/2010	1,100	1,079

Dexia Credit Local
0.939% due 09/23/2011	7,900	7,980

DnB NOR Bank ASA
0.591% due 09/01/2016	1,000	923

Emirate of Abu Dhabi
0.804% due 11/13/2009	1,700	1,694

Ford Motor Credit Co. LLC
5.700% due 01/15/2010	100	100
7.375% due 10/28/2009	600	600
7.375% due 02/01/2011	1,600	1,592
7.875% due 06/15/2010	200	201

Goldman Sachs Group, Inc.
0.739% due 03/22/2016	1,100	1,039
0.905% due 07/22/2015	400	373

International Lease Finance Corp.
5.625% due 09/15/2010	300	286

JPMorgan Chase Bank N.A.
0.630% due 06/13/2016	700	652

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	9,500	1,639
3.011% due 12/23/2010 (a)	2,500	431
3.052% due 11/10/2009 (a)	1,300	224

Macquarie Bank Ltd.
2.600% due 01/20/2012	4,100	4,213

Merrill Lynch & Co., Inc.
0.692% due 02/05/2010	1,700	1,701

Morgan Stanley
0.838% due 01/09/2014	800	745
0.989% due 10/15/2015	1,600	1,466

National Australia Bank Ltd.
1.048% due 07/08/2014	2,300	2,293

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	7,000	7,020
2.625% due 05/11/2012	2,500	2,539

Sun Life Financial Global Funding LP
0.748% due 07/06/2011	1,000	948

Wells Fargo & Co.
7.980% due 03/29/2049	2,600	2,379

		48,900

INDUSTRIALS 4.5%

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	600	603

CSX Corp.
4.875% due 11/01/2009	1,600	1,603

Daimler Finance North America LLC
5.750% due 09/08/2011	1,400	1,471

Dow Chemical Co.
2.718% due 08/08/2011	2,600	2,643

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Home Depot, Inc.
0.420% due 12/16/2009	$1,300	$1,299

Hospira, Inc.
0.762% due 03/30/2010	3,700	3,692

Pemex Project Funding Master Trust
0.934% due 12/03/2012	3,600	3,456

Reynolds American, Inc.
0.999% due 06/15/2011	2,800	2,755

		17,522

UTILITIES 1.4%

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	1,300	1,363

NiSource Finance Corp.
0.977% due 11/23/2009	600	599

Telecom Italia Capital S.A.
0.963% due 02/01/2011	1,300	1,289
4.000% due 01/15/2010	700	705

Telefonica Emisiones SAU
0.809% due 02/04/2013	1,500	1,474

		5,430

Total Corporate Bonds & Notes (Cost $80,031)		71,852

U.S. GOVERNMENT AGENCIES 15.1%

Fannie Mae
0.366% due 03/25/2034	1,041	950
0.646% due 05/25/2031	2,382	2,327
2.251% due 07/01/2044	299	295
2.849% due 04/01/2018	43	43
2.998% due 11/01/2035	716	723
4.149% due 05/01/2022	4	4
4.273% due 11/01/2027	37	37
4.316% due 11/01/2028	50	50
4.385% due 07/01/2028	33	33
4.411% due 04/01/2028	33	33
4.474% due 11/01/2028	55	55
4.634% due 12/01/2036	1,380	1,386
4.763% due 04/01/2035	4,712	4,880
4.815% due 02/01/2027	5	5
4.834% due 09/01/2034	1,315	1,321
4.998% due 12/01/2023	3	3
5.000% due 02/25/2017 - 07/01/2034	3,078	3,212
5.092% due 12/01/2033	887	916
5.500% due 09/01/2033 - 02/01/2037	11,533	12,122
5.691% due 08/01/2029	28	28
6.000% due 01/01/2017 - 04/01/2036	5,876	6,230
6.000% due 11/01/2036 (f)	5,980	6,327
7.000% due 02/01/2015 - 03/01/2015	647	692
7.500% due 09/01/2015 - 05/01/2016	505	550
8.000% due 03/01/2030 - 07/01/2031	128	145

Freddie Mac
0.593% due 12/15/2030	757	751
0.643% due 06/15/2018	319	314
2.251% due 02/25/2045	1,521	1,441
2.881% due 06/01/2022	15	15
3.844% due 12/01/2022	31	31
3.960% due 07/01/2019	350	357
4.712% due 06/01/2035	3,159	3,274
5.000% due 07/15/2024	1,263	1,288
5.500% due 11/01/2039	300	313

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 03/01/2016 - 08/01/2038	$4,334	$4,612
6.500% due 10/25/2043	1,860	2,008
8.500% due 04/01/2025 - 06/01/2025	19	22

Ginnie Mae
0.646% due 09/20/2030	3	3
4.125% due 12/20/2022 - 12/20/2027	332	337
4.375% due 02/20/2026 - 02/20/2028	707	723
4.625% due 07/20/2018 - 07/20/2027	1,473	1,509
8.000% due 04/20/2030	148	168

Total U.S. Government Agencies (Cost $57,986)		59,533

U.S. TREASURY OBLIGATIONS 13.4%

U.S. Treasury Notes
0.875% due 04/30/2011 (f)	37,498	37,618
0.875% due 05/31/2011	15,000	15,043
1.000% due 08/31/2011 (f)	253	254

Total U.S. Treasury Obligations (Cost $52,872)		52,915

MORTGAGE-BACKED SECURITIES 7.3%

Bank Mart
4.567% due 03/01/2019 (i)	486	382

Bear Stearns Adjustable Rate Mortgage Trust
3.915% due 11/25/2034	1,920	1,771
4.616% due 01/25/2034	1,392	1,263
5.117% due 04/25/2033	372	358
5.273% due 02/25/2033	67	64
5.509% due 01/25/2034	67	56

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	500	317

Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	926	581
5.636% due 01/26/2036	1,639	935

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	1,233	1,069

Countrywide Alternative Loan Trust
0.426% due 05/25/2047	1,428	642

CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	318	267
3.920% due 06/25/2032	25	23
5.016% due 06/25/2032	10	9

Fund America Investors Corp. II
3.896% due 06/25/2023	10	9

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	940	744
0.516% due 11/25/2045	537	281

GSR Mortgage Loan Trust
0.596% due 01/25/2034	263	202

Harborview Mortgage Loan Trust
0.436% due 01/19/2038	3,487	1,784

Impac CMB Trust
1.006% due 10/25/2033	60	42
1.246% due 07/25/2033	1,223	938

Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	275	201

Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	493	447

94	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	$196	$175

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	697	401

Morgan Stanley Capital I
0.304% due 10/15/2020	517	397

Prime Mortgage Trust
0.646% due 02/25/2019	76	72
0.646% due 02/25/2034	467	424

Resecuritization Mortgage Trust
0.496% due 04/26/2021	1	1

Salomon Brothers Mortgage Securities VII, Inc.
4.211% due 12/25/2030	530	514

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035	1,483	1,123
0.526% due 02/25/2036	797	438
9.356% due 06/25/2029	629	631

Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	2,398	1,899
0.333% due 09/15/2021	5,113	3,819

WaMu Mortgage Pass-Through Certificates
0.516% due 12/25/2045	787	464
0.536% due 10/25/2045	441	239
1.901% due 02/25/2046	4,164	2,135
2.101% due 11/25/2042	178	110
2.301% due 06/25/2042	655	505
2.723% due 02/27/2034	1,641	1,523

Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035	1,604	1,454

Total Mortgage-Backed Securities (Cost $39,966)		28,709

ASSET-BACKED SECURITIES 5.2%

AFC Home Equity Loan Trust
0.796% due 06/25/2028	330	140

Bear Stearns Asset-Backed Securities Trust
0.336% due 06/25/2047	547	436

Chase Funding Mortgage Loan Asset-Backed Certificates
0.986% due 10/25/2032	207	145

Chase Issuance Trust
1.799% due 09/15/2015	5,200	5,350

Chrysler Financial Auto Securitization Trust
1.850% due 06/15/2011	3,900	3,928

Citibank Credit Card Issuance Trust
5.500% due 06/22/2012	1,500	1,551

Citigroup Mortgage Loan Trust, Inc.
0.306% due 07/25/2045	2,943	1,971

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	256	174

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Ford Credit Auto Owner Trust
2.100% due 11/15/2011		$1,000	$1,009

HFC Home Equity Loan Asset-Backed Certificates
0.516% due 01/20/2035		1,574	1,416

Honda Auto Receivables Owner Trust
1.500% due 08/15/2011		4,000	4,025

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		286	193

JPMorgan Mortgage Acquisition Corp.
0.333% due 11/25/2036		59	58

Long Beach Mortgage Loan Trust
0.526% due 10/25/2034		49	38

Morgan Stanley ABS Capital I
0.286% due 10/25/2036		210	205

Saxon Asset Securities Trust
0.306% due 10/25/2046		49	49

Total Asset-Backed Securities (Cost $22,137)			20,688

SOVEREIGN ISSUES 2.2%

Export-Import Bank of Korea
0.680% due 11/16/2010		5,900	5,725

Hydro Quebec
0.750% due 09/29/2049		1,200	803

Korea Development Bank
0.687% due 11/22/2012		2,200	2,065

Total Sovereign Issues (Cost $9,136)			8,593

FOREIGN CURRENCY-DENOMINATED ISSUES 2.8%

American International Group, Inc.
2.875% due 06/20/2011	CHF	1,000	886
4.000% due 09/20/2011	EUR	4,600	6,363

ASB Finance Ltd.
0.933% due 02/13/2012		2,000	2,830

Sumitomo Mitsui Banking Corp.
1.269% due 06/02/2049	JPY	100,000	1,082

Total Foreign Currency-Denominated Issues (Cost $8,315)			11,161

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.4%

American International Group, Inc.
8.500% due 08/01/2011		109,100	1,260

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		72,000	264

Total Convertible Preferred Securities (Cost $1,221)			1,524

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 2.0%

DG Funding Trust
0.652% due 12/31/2049	913	$7,795

Total Preferred Stocks (Cost $9,564)		7,795

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 27.8%

COMMERCIAL PAPER 0.8%

Freddie Mac
0.223% due 03/08/2010	$3,000	2,998

REPURCHASE AGREEMENTS 1.5%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	3,000	3,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $3,062. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	2,938	2,938
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $3,000. Repurchase proceeds are $2,938.)

		5,938

U.S. CASH MANAGEMENT BILLS 0.6%
0.195% due 04/01/2010 (f)	2,192	2,190

U.S. TREASURY BILLS 1.3%
0.201% due 02/25/2010 - 03/25/2010 (b)(d)(f)	5,127	5,122

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 23.6%
	9,284,411	92,965

Total Short-Term Instruments (Cost $109,199)		109,213

Total Investments 94.5% (Cost $390,427)		$371,983

Written Options (h) (0.0%) (Premiums $726)		(238)

Other Assets and Liabilities (Net) 5.5%		21,735

Net Assets 100.0%		$393,480

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	Securities with an aggregate market value of $2,320 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $82,735 at a weighted average interest rate of 0.384%. On September 30, 2009, there were no open reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2009	95

Schedule of Investments  StocksPLUS® Fund   (Cont.)

(f)	Securities with an aggregate market value of $10,084 and cash of $306 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$0
90-Day Euribor March Futures	Long	03/2010	7	(1)
90-Day Eurodollar December Futures	Long	12/2009	14	12
90-Day Eurodollar December Futures	Long	12/2010	48	27
90-Day Eurodollar June Futures	Long	06/2010	188	182
90-Day Eurodollar March Futures	Long	03/2010	43	302
90-Day Eurodollar September Futures	Long	09/2010	149	97
E-Mini S&P 500 Index December Futures	Long	12/2009	371	581
S&P 500 Index December Futures	Long	12/2009	327	2,375
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	14	0

				$3,575

(g)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	1.950%	03/20/2013	1.226%	$1,600	$39	$0	$39
American Express Co.	CITI	4.250%	12/20/2013	1.268%	800	95	0	95
American Express Co.	DUB	2.060%	03/20/2013	1.226%	800	23	0	23
American International Group, Inc.	BOA	0.910%	12/20/2012	8.126%	600	(115)	0	(115)
American International Group, Inc.	BOA	0.930%	12/20/2012	8.126%	1,000	(191)	0	(191)
American International Group, Inc.	RBS	0.780%	12/20/2012	8.126%	600	(117)	0	(117)
Berkshire Hathaway Finance Corp.	BCLY	1.000%	03/20/2013	1.329%	600	(6)	0	(6)
Berkshire Hathaway Finance Corp.	CSFB	0.850%	03/20/2013	1.329%	1,500	(23)	0	(23)
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	1.329%	1,800	(23)	0	(23)
Berkshire Hathaway Finance Corp.	RBS	0.870%	03/20/2013	1.329%	1,500	(22)	0	(22)
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.832%	1,300	7	0	7
CIT Group, Inc.	DUB	5.000%	12/20/2013	27.483%	1,100	(371)	(275)	(96)
CIT Group, Inc.	JPM	5.750%	03/20/2013	29.111%	1,500	(471)	0	(471)
General Electric Capital Corp.	BNP	0.770%	03/20/2013	1.977%	1,400	(55)	0	(55)
General Electric Capital Corp.	BNP	4.600%	12/20/2013	2.021%	2,800	282	0	282
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	600	63	0	63
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	700	54	0	54
General Electric Capital Corp.	CITI	4.200%	12/20/2013	2.021%	1,300	111	0	111
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	800	72	0	72
General Electric Capital Corp.	DUB	4.230%	12/20/2013	2.021%	900	78	0	78
General Electric Capital Corp.	MSC	0.750%	03/20/2013	1.977%	2,300	(91)	0	(91)
HSBC Finance Corp.	RBS	1.800%	03/20/2010	1.237%	1,400	4	0	4
MBIA, Inc.	BOA	2.800%	12/20/2012	65.553%	600	(399)	0	(399)
MBIA, Inc.	DUB	3.400%	12/20/2012	38.114%	600	(356)	0	(356)
MetLife, Inc.	JPM	1.700%	03/20/2013	2.196%	1,000	(16)	0	(16)
Mexico Government International Bond	BCLY	0.390%	01/20/2012	1.171%	5,000	(84)	0	(84)
Mexico Government International Bond	JPM	3.030%	12/20/2009	0.914%	1,000	13	0	13
Michigan State General Obligation Notes, Series 2003	GSC	0.440%	03/20/2018	1.300%	1,400	(72)	0	(72)
Prudential Financial, Inc.	BCLY	1.800%	03/20/2013	2.079%	1,500	(13)	0	(13)
Prudential Financial, Inc.	CSFB	1.870%	03/20/2013	2.079%	900	(6)	0	(6)
Prudential Financial, Inc.	CSFB	1.960%	03/20/2013	2.079%	2,500	(8)	0	(8)
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	2.079%	1,600	15	0	15
Prudential Financial, Inc.	RBS	1.900%	03/20/2013	2.079%	600	(3)	0	(3)
Prudential Financial, Inc.	RBS	2.350%	03/20/2013	2.079%	600	6	0	6
SLM Corp.	BOA	5.000%	12/20/2011	8.854%	500	(36)	(35)	(1)
SLM Corp.	BOA	2.860%	12/20/2012	8.932%	1,400	(217)	0	(217)
SLM Corp.	BOA	5.025%	03/20/2013	8.870%	1,300	(133)	0	(133)
SLM Corp.	JPM	4.550%	03/20/2010	10.112%	600	(14)	0	(14)
SLM Corp.	JPM	4.930%	03/20/2013	8.870%	1,500	(158)	0	(158)
SLM Corp.	MLP	4.600%	03/20/2010	10.112%	800	(19)	0	(19)
Wells Fargo & Co.	RBS	1.700%	03/20/2013	0.789%	500	16	0	16

						$(2,141)	$(310)	$(1,831)

96	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$282	$17	$36	$(19)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	2,100	8	22	(14)

						$25	$58	$(33)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$4,815	$(125)	$0	$(125)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	1,156	(29)	0	(29)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	3,889	58	0	58
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	194	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	389	5	0	5
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	972	11	0	11

					$(77)	$0	$(77)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	2,300	$134	$0	$134
Pay	1-Month EUR-FRCPXTOB Index	2.146%	10/15/2010	UBS		1,000	63	0	63
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	4,400	7	0	7
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		2,900	7	0	7
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		1,100	3	0	3
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		2,000	40	3	37
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		1,800	41	2	39
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,800	(28)	(32)	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	13	1	12
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$5,600	121	117	4
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		4,600	99	96	3
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		13,800	696	0	696
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		2,700	124	102	22
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	1,600	59	(17)	76

							$1,379	$272	$1,107

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	102,037	3-Month USD-LIBOR less 0.070%	$164,515	01/29/2010	MLP	$12,195
Receive	S&P 500 Index	45,000	3-Month USD-LIBOR less 0.100%	77,979	03/31/2010	CSFB	0

							$12,195

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

See Accompanying Notes	Semiannual Report	September 30, 2009	97

Schedule of Investments  StocksPLUS® Fund   (Cont.)

(h)	Written options outstanding on September 30, 2009:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	17,000	$119	$80
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		$1,000	10	1
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		4,000	42	15
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		5,000	27	24
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		10,000	116	14
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		9,000	105	34
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009		11,000	115	17
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		5,000	28	11
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009		14,000	133	22
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		3,000	31	20

								$726	$238

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	123	$10,500	EUR	0	$96
Sales	119	84,000		17,000	891
Closing Buys	(190)	(32,500)		0	(234)
Expirations	0	0		0	0
Exercised	(52)	0		0	(27)

Balance at 09/30/2009	0	$62,000	EUR	17,000	$726

(i)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	4.567%	03/01/2019	07/07/1995 - 06/12/1997	$487	$382	0.10%

(j)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$100	$102	$103
Fannie Mae	5.500%	11/01/2039	11,900	12,351	12,408
Fannie Mae	6.000%	11/01/2039	11,000	11,538	11,569
Freddie Mac	6.000%	11/01/2039	4,000	4,211	4,209

				$28,202	$28,289

(k)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	BRL	3,238	10/2009	HSBC	$0	$(108)	$(108)
Buy		3,238	10/2009	JPM	221	0	221
Buy		3,387	02/2010	HSBC	108	0	108
Buy	CAD	339	10/2009	CITI	3	0	3
Buy	CNY	382	03/2010	BCLY	0	(1)	(1)
Buy		382	03/2010	HSBC	0	(1)	(1)
Buy		2,333	03/2010	JPM	0	(4)	(4)
Buy		642	08/2010	HSBC	0	0	0
Buy		2,877	08/2010	JPM	0	(3)	(3)
Buy		1,222	08/2010	MSC	0	(1)	(1)
Sell	EUR	2,039	10/2009	BCLY	0	(63)	(63)
Sell		2,438	10/2009	BNP	0	(76)	(76)
Sell	GBP	857	10/2009	BNP	62	0	62
Buy	IDR	391,000	01/2010	BCLY	0	0	0
Sell	JPY	97,139	10/2009	BNP	0	(32)	(32)
Sell		27,051	10/2009	RBC	0	0	0
Sell		15,659	10/2009	RBS	0	(3)	(3)
Buy	KRW	42,092	11/2009	DUB	2	0	2
Buy		179,074	11/2009	JPM	5	0	5

98	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	KRW	42,049	11/2009	MSC	$2	$0	$2
Buy	MXN	538	11/2009	CITI	0	0	0
Buy		539	11/2009	HSBC	0	0	0
Buy	MYR	237	11/2009	BCLY	1	0	1
Buy		120	11/2009	BOA	0	0	0
Buy		113	11/2009	RBS	0	0	0
Buy	SGD	97	11/2009	DUB	2	0	2
Buy		98	11/2009	HSBC	2	0	2
Buy		57	11/2009	UBS	0	0	0
Buy	TWD	2,188	11/2009	GSC	2	0	2
Buy		2,195	11/2009	HSBC	2	0	2

					$412	$(292)	$120

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$71,852	$0	$71,852
U.S. Government Agencies	0	59,533	0	59,533
U.S. Treasury Obligations	0	52,915	0	52,915
Mortgage-Backed Securities	0	28,327	382	28,709
Asset-Backed Securities	0	20,688	0	20,688
Short-Term Instruments	92,965	16,248	0	109,213
Other Investments +++	1,260	26,731	1,082	29,073

Investments, at value	$94,225	$276,294	$1,464	$371,983

Short Sales, at value	$0	$(28,289)	$0	$(28,289)

Financial Derivative Instruments ++++	$3,575	$11,243	$0	$14,818

Total	$97,800	$259,248	$1,464	$358,512

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Mortgage-Backed Securities	$414	$(32)	$0	$0	$0	$0	$382	$(7)
Other Investments +++	951	0	0	0	131	0	1,082	131

Investments, at value	$1,365	$(32)	$0	$0	$131	$0	$1,464	$124

Financial Derivative Instruments ++++	$175	$0	$0	$0	$22	$(197)	$0	$0

Total	$1,540	$(32)	$0	$0	$153	$(197)	$1,464	$124

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	99

Schedule of Investments  StocksPLUS® Fund   (Cont.)

(m)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$620	$0	$0	$2,956	$0	$3,576
Unrealized appreciation on foreign currency contracts	0	412	0	0	0	412
Unrealized appreciation on swap agreements	1,107	0	955	12,195	0	14,257

	$1,727	$412	$955	$15,151	$0	$18,245

Liabilities:
Written options outstanding	$238	$0	$0	$0	$0	$238
Variation margin payable ^^	1	0	0	0	0	1
Unrealized depreciation on foreign currency contracts	0	292	0	0	0	292
Unrealized depreciation on swap agreements	0	0	2,896	0	0	2,896

	$239	$292	$2,896	$0	$0	$3,427

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$81	$0	$0	$0	$0	$81
Net realized gain (loss) on futures contracts, written options and swaps	9,252	0	(5,913)	66,498	0	69,837
Net realized (loss) on foreign currency transactions	0	(645)	0	0	0	(645)

	$9,333	$(645)	$(5,913)	$66,498	$0	$69,273

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(680)	$0	$0	$0	$0	$(680)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	(7,223)	0	13,415	19,071	0	25,263
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,178	0	0	0	1,178

	$(7,903)	$1,178	$13,415	$19,071	$0	$25,761

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

100	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® Long Duration Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 45.8%

BANKING & FINANCE 16.9%

Abbey National PLC
7.950% due 10/26/2029	$1,700	$1,784

ABX Financing Co.
6.350% due 10/15/2036	600	674

American Express Co.
8.150% due 03/19/2038	1,500	1,836

American International Group, Inc.
5.850% due 01/16/2018	900	653

Anadarko Finance Co.
7.500% due 05/01/2031	300	333

Bank of America Corp.
5.650% due 05/01/2018	500	495
5.750% due 12/01/2017	500	500
7.625% due 06/01/2019	3,500	3,951

Bank of America N.A.
0.839% due 06/23/2010	1,900	1,903
6.000% due 10/15/2036	1,900	1,879

Barclays Bank PLC
10.179% due 06/12/2021	240	316

Bear Stearns Cos. LLC
6.400% due 10/02/2017	600	654
7.250% due 02/01/2018	700	801

BNP Paribas
5.186% due 06/29/2049	700	556

Caterpillar Financial Services Corp.
1.033% due 06/24/2011	300	302

Citigroup Funding, Inc.
1.518% due 05/07/2010	600	601

Citigroup, Inc.
5.875% due 05/29/2037	2,100	1,837
6.125% due 08/25/2036	700	603
6.625% due 06/15/2032	600	547
6.875% due 03/05/2038	2,800	2,817
8.125% due 07/15/2039	3,400	3,817

Credit Agricole S.A.
6.637% due 05/29/2049	200	145

Credit Suisse USA, Inc.
0.326% due 11/20/2009	300	300
0.505% due 11/20/2009	300	300
0.640% due 08/16/2011	700	700

Ford Motor Credit Co. LLC
7.500% due 08/01/2012	1,300	1,249
7.800% due 06/01/2012	1,300	1,257

General Electric Capital Corp.
5.875% due 01/14/2038	600	552
6.750% due 03/15/2032	2,900	2,969
6.875% due 01/10/2039	5,400	5,674

Goldman Sachs Group, Inc.
5.950% due 01/18/2018	1,400	1,455
6.125% due 02/15/2033	2,180	2,338
6.750% due 10/01/2037	300	311
7.500% due 02/15/2019	5,400	6,186

HBOS Capital Funding LP
6.071% due 06/29/2049	600	348

HBOS PLC
6.750% due 05/21/2018	1,900	1,697

HSBC Bank USA N.A.
7.000% due 01/15/2039	1,900	2,227

HSBC Holdings PLC
6.500% due 09/15/2037	2,700	2,930

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

John Deere Capital Corp.
1.052% due 06/10/2011	$1,700	$1,711

JPMorgan Chase & Co.
6.400% due 05/15/2038	3,200	3,595

Lehman Brothers Holdings, Inc.
7.500% due 05/11/2038 (a)	500	0

Merrill Lynch & Co., Inc.
6.110% due 01/29/2037	200	191
6.400% due 08/28/2017	1,200	1,217

Morgan Stanley
2.550% due 05/14/2010	2,200	2,224
6.625% due 04/01/2018	4,100	4,342
7.250% due 04/01/2032	400	465
7.300% due 05/13/2019	1,300	1,433

Prudential Financial, Inc.
6.625% due 12/01/2037	700	717

Rabobank Nederland NV
11.000% due 06/29/2049	1,425	1,750

Sallie Mae, Inc.
0.000% due 10/03/2022	655	342

Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	1,100	969

UBS AG
5.875% due 12/20/2017	100	102

Wachovia Bank N.A.
1.350% due 05/14/2010	1,400	1,408
5.850% due 02/01/2037	750	728
6.600% due 01/15/2038	2,300	2,533

Wachovia Corp.
0.411% due 12/01/2009	600	600

Wells Fargo & Co.
5.375% due 02/07/2035	200	194

Wells Fargo Bank N.A.
5.950% due 08/26/2036	400	407

		82,425

INDUSTRIALS 16.1%

Altria Group, Inc.
9.950% due 11/10/2038	2,000	2,727
10.200% due 02/06/2039	300	418

Amgen, Inc.
6.400% due 02/01/2039	1,700	1,956
6.900% due 06/01/2038	200	244

Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,000	1,036

Anheuser-Busch Cos., Inc.
6.450% due 09/01/2037	900	984

Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	700	909
8.200% due 01/15/2039	200	265

Apache Corp.
6.000% due 01/15/2037	300	335

AstraZeneca PLC
6.450% due 09/15/2037	800	945

Burlington Northern Santa Fe Corp.
6.150% due 05/01/2037	1,300	1,448

Canadian National Railway Co.
6.375% due 11/15/2037	100	119

Canadian Natural Resources Ltd.
6.250% due 03/15/2038	1,800	1,925
6.750% due 02/01/2039	500	565

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Caterpillar, Inc.
6.050% due 08/15/2036	$400	$439

Comcast Corp.
6.400% due 05/15/2038	2,450	2,593
6.500% due 11/15/2035	200	214
6.550% due 07/01/2039	800	858
6.950% due 08/15/2037	700	784
7.050% due 03/15/2033	600	683

CSX Corp.
6.150% due 05/01/2037	1,000	1,063

Devon Energy Corp.
7.950% due 04/15/2032	2,100	2,640

Devon Financing Corp. ULC
7.875% due 09/30/2031	400	497

Dow Chemical Co.
9.400% due 05/15/2039	100	124

EnCana Corp.
6.500% due 08/15/2034	600	661
6.500% due 02/01/2038	1,300	1,401
6.625% due 08/15/2037	800	888

Energy Transfer Partners LP
6.625% due 10/15/2036	500	521
7.500% due 07/01/2038	2,500	2,894

Enterprise Products Operating LLC
5.750% due 03/01/2035	200	197

GlaxoSmithKline Capital, Inc.
5.375% due 04/15/2034	700	717
6.375% due 05/15/2038	200	237

HJ Heinz Finance Co.
7.125% due 08/01/2039	1,200	1,425

International Business Machines Corp.
5.875% due 11/29/2032	400	444
8.000% due 10/15/2038	700	978

Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	378
6.500% due 02/01/2037	400	408
6.950% due 01/15/2038	4,800	5,172

Marathon Oil Corp.
6.600% due 10/01/2037	200	213

Nokia Corp.
6.625% due 05/15/2039	1,100	1,258

Nucor Corp.
6.400% due 12/01/2037	200	229

ONEOK Partners LP
6.850% due 10/15/2037	300	325

Oracle Corp.
6.500% due 04/15/2038	300	349

Petrobras International Finance Co.
7.875% due 03/15/2019	700	811

Pfizer, Inc.
7.200% due 03/15/2039	3,200	4,041

Philip Morris International, Inc.
6.375% due 05/16/2038	700	808

Plains All American Pipeline LP
6.650% due 01/15/2037	100	106

President and Fellows of Harvard College
6.500% due 01/15/2039	300	363

Roche Holdings, Inc.
7.000% due 03/01/2039	900	1,121

Siemens Financieringsmaatschappij NV
6.125% due 08/17/2026	300	334

See Accompanying Notes	Semiannual Report	September 30, 2009	101

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Suncor Energy, Inc.
6.500% due 06/15/2038	$200	$207
6.850% due 06/01/2039	800	873

Target Corp.
6.500% due 10/15/2037	500	561
7.000% due 01/15/2038	2,850	3,347

Tennessee Gas Pipeline Co.
8.375% due 06/15/2032	3,000	3,618

Teva Pharmaceutical Finance LLC
6.150% due 02/01/2036	600	647

Time Warner Cable, Inc.
6.550% due 05/01/2037	3,200	3,412
7.300% due 07/01/2038	200	232

Time Warner, Inc.
6.500% due 11/15/2036	800	821

TransCanada Pipelines Ltd.
6.200% due 10/15/2037	100	110
7.250% due 08/15/2038	300	373
7.625% due 01/15/2039	3,200	4,098

Transocean, Inc.
6.800% due 03/15/2038	1,600	1,838

Union Pacific Railroad Co. 2004 Pass-Through Trust
5.404% due 07/02/2025	901	911

United Technologies Corp.
6.125% due 07/15/2038	700	809

Wal-Mart Stores, Inc.
6.200% due 04/15/2038	900	1,028
6.500% due 08/15/2037	500	586

Williams Cos., Inc.
8.750% due 03/15/2032	300	345

Wyeth
5.950% due 04/01/2037	900	995

XTO Energy, Inc.
6.100% due 04/01/2036	590	609
6.375% due 06/15/2038	1,800	1,921
6.750% due 08/01/2037	900	1,004

		78,395

UTILITIES 12.8%

Alabama Power Co.
6.125% due 05/15/2038	700	799

Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,558

AT&T Corp.
8.000% due 11/15/2031	6,900	8,624

AT&T, Inc.
6.400% due 05/15/2038	200	213
6.550% due 02/15/2039	600	657

British Telecommunications PLC
9.625% due 12/15/2030	600	771

Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	2,900	3,480

Deutsche Telekom International Finance BV
8.750% due 06/15/2030	4,300	5,585

Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	809

Duke Energy Indiana, Inc.
6.350% due 08/15/2038	300	355
6.450% due 04/01/2039	1,600	1,921

EDF S.A.
6.950% due 01/26/2039	1,300	1,617

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Enel Finance International S.A.
6.800% due 09/15/2037	$400	$466

Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,451

FirstEnergy Corp.
7.375% due 11/15/2031	400	450

FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,000	2,127

France Telecom S.A.
8.500% due 03/01/2031	1,300	1,803

Georgia Power Co.
5.950% due 02/01/2039	300	336

Indiana Michigan Power Co.
6.050% due 03/15/2037	500	530

MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	424
6.500% due 09/15/2037	1,600	1,819

NGPL PipeCo. LLC
7.768% due 12/15/2037	400	487

Pacific Gas & Electric Co.
6.050% due 03/01/2034	400	447
6.250% due 03/01/2039	200	230
6.350% due 02/15/2038	900	1,052

Pacificorp
6.000% due 01/15/2039	1,300	1,461

Progress Energy, Inc.
7.750% due 03/01/2031	400	502

PSEG Power LLC
8.625% due 04/15/2031	400	543

Public Service Co. of Colorado
6.500% due 08/01/2038	700	844

Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,105

Southern California Edison Co.
5.625% due 02/01/2036	200	217
6.000% due 01/15/2034	300	341

Telecom Italia Capital S.A.
7.200% due 07/18/2036	800	907
7.721% due 06/04/2038	3,200	3,813

Telefonica Emisiones SAU
7.045% due 06/20/2036	1,300	1,544

Verizon Communications, Inc.
6.900% due 04/15/2038	1,900	2,172
7.350% due 04/01/2039	3,900	4,641

Virginia Electric and Power Co.
6.000% due 05/15/2037	1,260	1,393
8.875% due 11/15/2038	1,000	1,427

Vodafone Group PLC
6.150% due 02/27/2037	3,400	3,649

		62,570

Total Corporate Bonds & Notes (Cost $201,554)		223,390

MUNICIPAL BONDS & NOTES 2.5%

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2037	200	201

California State General Obligation Bonds, Series 2009
7.500% due 04/01/2034	700	770
7.550% due 04/01/2039	1,400	1,558

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	$900	$1,009

Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	209

Cypress-Fairbanks, Texas Independent School District General Obligation Bonds, Series 2009
6.629% due 02/15/2038	1,500	1,581

District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	1,300	1,408

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)	170	112

King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	300	314

Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.100% due 06/01/2039	200	209

Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	100	105

Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	99

New York State Urban Development Corp. Revenue Bonds, Series 2008
5.000% due 12/15/2027	400	439

North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	300	321

North Texas State Tollway Authority Revenue Bonds, Series 2009
6.718% due 01/01/2049	2,100	2,360

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	81

Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	104

Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	1,300	1,412

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	79

Total Municipal Bonds & Notes (Cost $11,421)		12,371

U.S. GOVERNMENT AGENCIES 14.1%

Fannie Mae
0.000% due 06/01/2017	2,400	1,769
0.446% due 10/27/2037	400	378
5.000% due 06/01/2035 - 03/01/2038 (g)	6,132	6,360
5.000% due 10/25/2035 - 10/01/2039	2,821	2,876
5.500% due 05/01/2037 - 03/01/2039 (g)	3,595	3,768
5.625% due 04/17/2028 - 07/15/2037	8,400	9,468
6.000% due 04/18/2036	900	967

102	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
6.000% due 02/01/2038 (g)	$2,609	$2,758
6.210% due 08/06/2038	2,300	2,765

Financing Corp.
0.000% due 12/06/2018 - 12/27/2018	10,400	7,051
8.600% due 09/26/2019	1,470	1,983

Freddie Mac
0.379% due 03/09/2011	520	521
5.000% due 04/15/2038	300	307

Ginnie Mae
5.500% due 10/20/2037	333	360

Israel Government AID Bond
5.500% due 09/18/2023	1,300	1,416
5.500% due 04/26/2024	300	324
5.500% due 09/18/2033	1,800	1,932

Residual Funding Strip
0.000% due 10/15/2019 - 04/15/2030	22,500	13,322

Small Business Administration
5.290% due 12/01/2027	622	664

Tennessee Valley Authority
4.500% due 04/01/2018	700	722
4.875% due 01/15/2048	1,900	1,882
5.250% due 09/15/2039	800	848
5.500% due 07/18/2017 - 06/15/2038	2,600	2,867
5.880% due 04/01/2036	3,000	3,463

Total U.S. Government Agencies (Cost $66,678)		68,771

U.S. TREASURY OBLIGATIONS 30.2%

Treasury Inflation Protected Securities (c)
2.000% due 01/15/2026 (g)	543	542
3.625% due 04/15/2028	133	165

U.S. Treasury Bonds
4.250% due 05/15/2039	7,300	7,557
4.375% due 02/15/2038	700	738
4.500% due 05/15/2038	300	323
4.500% due 08/15/2039	5,900	6,365
5.250% due 11/15/2028	1,000	1,162
5.375% due 02/15/2031	5,100	6,064
5.500% due 08/15/2028	21,600	25,785
6.125% due 11/15/2027	26,500	33,680
6.500% due 11/15/2026 (g)	19,000	24,881
7.250% due 08/15/2022 (g)	9,500	12,825

U.S. Treasury Notes
0.875% due 04/30/2011 (g)	6,244	6,264
0.875% due 05/31/2011 (g)	42	42

U.S. Treasury Strips
0.000% due 05/15/2026	600	292
0.000% due 02/15/2027	3,300	1,560
0.000% due 05/15/2028	1,000	450
0.000% due 08/15/2028	10,800	4,817
0.000% due 02/15/2031	6,000	2,452
0.000% due 02/15/2036	22,600	7,690

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.000% due 08/15/2039		$2,000	$591
0.000% due 05/15/2039 (g)		10,100	3,017

Total U.S. Treasury Obligations (Cost $143,325)			147,262

MORTGAGE-BACKED SECURITIES 0.4%

Citigroup Mortgage Loan Trust, Inc.
4.649% due 03/25/2034		520	486

Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		600	512

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		700	622

Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047		336	154

Structured Asset Mortgage Investments, Inc.
0.436% due 07/25/2046		147	70
0.466% due 05/25/2036		281	131

Thornburg Mortgage Securities Trust
0.346% due 03/25/2037		69	66

Total Mortgage-Backed Securities (Cost $2,035)			2,041

ASSET-BACKED SECURITIES 0.2%

Ford Credit Auto Owner Trust
1.143% due 01/15/2011		110	110

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036		44	30

SLM Student Loan Trust
2.004% due 04/25/2023		580	603

Total Asset-Backed Securities (Cost $720)			743

SOVEREIGN ISSUES 1.0%

Banco Nacional de Desenvolvimento Economico e Social
6.500% due 06/10/2019		800	854

Mexico Government International Bond
5.950% due 03/19/2019		2,800	2,954
6.050% due 01/11/2040		1,200	1,203

Total Sovereign Issues (Cost $4,995)			5,011

FOREIGN CURRENCY-DENOMINATED ISSUES 0.4%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,043

Total Foreign Currency-Denominated Issues (Cost $2,149)			2,043

	SHARES	MARKET VALUE (000S)
CONVERTIBLE PREFERRED SECURITIES 0.0%

American International Group, Inc.
8.500% due 08/01/2011	9,300	$107

Total Convertible Preferred Securities (Cost $698)		107

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 12.1%

CERTIFICATES OF DEPOSIT 0.2%

Sao Paolo IMI NY
0.949% due 06/09/2010	$1,000	1,000

REPURCHASE AGREEMENTS 0.2%

State Street Bank and Trust Co.
0.010% due 10/01/2009	725	725

(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $740. Repurchase proceeds are $725.)

U.S. CASH MANAGEMENT BILLS 0.4%
0.187% due 04/01/2010 (e)(g)	2,108	2,106

U.S. TREASURY BILLS 2.4%
0.253% due 02/25/2010 (g)	11,452	11,446

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (d) 8.9%
	4,346,675	43,523

Total Short-Term Instruments (Cost $58,787)		58,800

PURCHASED OPTIONS (i) 0.0%
(Cost $17)		7

Total Investments 106.7% (Cost $492,379)		$520,546

Written Options (j) (0.0%) (Premiums $721)		(211)

Other Assets and Liabilities (Net) (6.7%)		(32,677)

Net Assets 100.0%		$487,658

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Security becomes interest bearing at a future date.
(c)	Principal amount of security is adjusted for inflation.
(d)	Affiliated to the Fund.
(e)	Securities with an aggregate market value of $330 have been pledged as collateral for delayed-delivery securities on September 30, 2009.
(f)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $28,099 at a weighted average interest rate of 0.240%. On September 30, 2009, there were no open reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2009	103

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

(g)	Securities with an aggregate market value of $40,327 and cash of $2,955 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2010	32	$(1)
90-Day Euribor September Futures	Long	09/2010	30	(2)
90-Day Eurodollar December Futures	Long	12/2009	90	222
90-Day Eurodollar December Futures	Long	12/2010	487	471
90-Day Eurodollar June Futures	Long	06/2010	25	2
90-Day Eurodollar March Futures	Long	03/2010	50	88
90-Day Eurodollar September Futures	Long	09/2010	29	18
E-Mini S&P 500 Index December Futures	Long	12/2009	669	928
S&P 500 Index December Futures	Long	12/2009	1,708	13,728
U.S. Treasury 5-Year Note December Futures	Long	12/2009	10	14

				$15,468

(h)	Swap agreements outstanding on September 30, 2009:

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	5.000%	12/19/2028	RBS	CAD	2,000	$(25)	$(16)	$(9)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$11,700	252	157	95
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	CSFB		51,900	1,117	747	370
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	BCLY		8,000	252	180	72
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	MSC		8,000	252	170	82
Pay	3-Month USD-LIBOR	4.000%	12/16/2010	RBS		25,000	787	534	253
Pay	3-Month USD-LIBOR	3.000%	06/16/2011	RBS		12,500	179	150	29
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		300	12	(6)	18
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		17,600	678	(328)	1,006
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	BCLY	GBP	4,200	268	(19)	287
Pay	6-Month GBP-LIBOR	5.000%	09/16/2010	GSC		4,100	261	(18)	279

							$4,033	$1,551	$2,482

(i)	Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$400.000	12/17/2009	586	$17	$7

(j)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$119.000	11/20/2009	5	$4	$5
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	7	5	3

				$9	$8

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$9,000	$75	$12
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	6,000	63	22
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	8,000	66	34
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	9	3
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	5,000	23	3
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	1,000	10	4
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	3,000	32	4
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	4,000	24	5
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	2,000	20	3
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,200	7	2
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,500	18	5
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	4,000	35	2
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	6,000	65	8

104	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Interest Rate Swaptions (Cont.)
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	$3,000	$31	$5
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	1,000	12	0
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	1,000	10	1
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	2,000	13	4
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	2,000	19	9
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	1,000	10	2
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	1,000	8	0
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	2,000	10	3
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010	14,000	132	60
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,900	15	9
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	500	5	3

							$712	$203

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	59	$13,721	$91
Sales	167	101,900	921
Closing Buys	(214)	(32,521)	(291)
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	12	$83,100	$721

(k)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$7,700	$7,849	$7,959
Fannie Mae	6.000%	11/01/2039	2,000	2,098	2,103

				$9,947	$10,062

(l)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	BRL	2,433	10/2009	DUB	$81	$0	$81
Sell		2,433	10/2009	JPM	0	(187)	(187)
Sell		2,433	02/2010	DUB	0	(81)	(81)
Buy	CNY	802	03/2010	BCLY	0	(1)	(1)
Buy		1,465	03/2010	DUB	0	(3)	(3)
Buy		583	06/2010	BCLY	0	0	0
Buy		247	06/2010	CITI	0	0	0
Buy		106	06/2010	DUB	0	0	0
Buy		766	06/2010	HSBC	0	(1)	(1)
Sell	EUR	77	10/2009	BCLY	0	(2)	(2)
Sell		92	10/2009	BNP	0	(3)	(3)
Sell	GBP	423	10/2009	BNP	30	0	30
Buy	MXN	3,536	11/2009	CITI	23	0	23
Buy	SGD	212	11/2009	BCLY	5	0	5
Buy		1	11/2009	BOA	0	0	0
Buy		723	11/2009	DUB	18	0	18
Buy		320	11/2009	RBS	7	0	7

					$164	$(278)	$(114)

See Accompanying Notes	Semiannual Report	September 30, 2009	105

Schedule of Investments  StocksPLUS® Long Duration Fund  (Cont.)

(m)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$223,390	$0	$223,390
U.S. Government Agencies	0	68,393	378	68,771
U.S. Treasury Obligations	0	147,262	0	147,262
Short-Term Instruments	43,523	15,277	0	58,800
Other Investments +++	115	22,208	0	22,323

Investments, at value	$43,638	$476,530	$378	$520,546

Short Sales, at value	$0	$(10,062)	$0	$(10,062)

Financial Derivative Instruments ++++	$15,468	$2,157	$0	$17,625

Total	$59,106	$468,625	$378	$528,109

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
U.S. Government Agencies	$3,464	$0	$1	$0	$17	$(3,104)	$378	$17

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(n)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$0	$0	$0	$7	$0	$7
Variation margin receivable ^^	814	0	0	14,656	0	15,470
Unrealized appreciation on foreign currency contracts	0	164	0	0	0	164
Unrealized appreciation on swap agreements	2,491	0	0	0	0	2,491

	$3,305	$164	$0	$14,663	$0	$18,132

Liabilities:
Written options outstanding	$211	$0	$0	$0	$0	$211
Variation margin payable ^^	2	0	0	0	0	2
Unrealized depreciation on foreign currency contracts	0	278	0	0	0	278
Unrealized depreciation on swap agreements	9	0	0	0	0	9

	$222	$278	$0	$0	$0	$500

106	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(10)	$0	$0	$(110)	$0	$(120)
Net realized gain on futures contracts, written options and swaps	409	0	0	96,219	0	96,628
Net realized (loss) on foreign currency transactions	0	(517)	0	0	0	(517)

	$399	$(517)	$0	$96,109	$0	$95,991

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation on investments (purchased options)	$1	$0	$0	$20	$0	$21
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,917	0	0	(5,604)	0	(3,687)
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	153	0	0	0	153

	$1,918	$153	$0	$(5,584)	$0	$(3,513)

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

See Accompanying Notes	Semiannual Report	September 30, 2009	107

Schedule of Investments  StocksPLUS® Total Return Fund

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
BANK LOAN OBLIGATIONS 1.0%

Daimler Finance North America LLC
4.250% due 08/03/2012	$1,960	$1,889

Total Bank Loan Obligations (Cost $1,892)		1,889

CORPORATE BONDS & NOTES 26.5%

BANKING & FINANCE 21.7%

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	300	320

American Express Bank FSB
5.500% due 04/16/2013	500	528

American Express Centurion Bank
6.000% due 09/13/2017	1,000	1,036

American Express Credit Corp.
5.875% due 05/02/2013	300	318

American Express Travel Related Services Co., Inc.
5.250% due 11/21/2011	200	207

American General Finance Corp.
6.900% due 12/15/2017	900	630

American International Group, Inc.
5.050% due 10/01/2015	100	74
5.850% due 01/16/2018	2,300	1,668

Bank of America Corp.
0.770% due 08/15/2016	100	82
6.500% due 08/01/2016	1,000	1,053

Bank of Scotland PLC
4.880% due 04/15/2011	2,400	2,433

Barclays Bank PLC
5.450% due 09/12/2012	3,000	3,227
6.050% due 12/04/2017	600	605

Bear Stearns Cos. LLC
6.400% due 10/02/2017	1,600	1,743

BNP Paribas
5.186% due 06/29/2049	1,200	953

Calabash Re Ltd.
8.699% due 01/08/2010	700	693
11.199% due 01/08/2010	800	796

Citibank N.A.
1.625% due 03/30/2011	200	202

Citigroup, Inc.
0.313% due 12/28/2009	700	699
2.125% due 04/30/2012	100	102
5.500% due 04/11/2013	1,500	1,537
6.000% due 08/15/2017	1,900	1,877
8.500% due 05/22/2019	100	113

Deutsche Bank AG
0.740% due 02/17/2015	800	750

DnB NOR Bank ASA
0.580% due 10/13/2009	600	600

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	400	389
7.375% due 02/01/2011	1,200	1,194

General Electric Capital Corp.
1.800% due 03/11/2011	100	101
3.000% due 12/09/2011	400	414
5.875% due 01/14/2038	500	460

GMAC LLC
6.000% due 12/15/2011	100	92
6.875% due 08/28/2012	900	821

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	400	421
6.250% due 09/01/2017	1,200	1,271

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

JPMorgan Chase & Co.
6.000% due 01/15/2018	$400	$430

JPMorgan Chase Bank N.A.
6.000% due 10/01/2017	1,300	1,369

JPMorgan Chase Capital XX
6.550% due 09/15/2066	100	93

Lehman Brothers Holdings, Inc.
6.200% due 09/26/2014 (a)	1,800	315

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	700	674
0.692% due 02/05/2010	1,800	1,801
6.050% due 08/15/2012	1,200	1,281
6.875% due 04/25/2018	1,000	1,053

MetLife, Inc.
6.400% due 12/15/2066	300	258

Morgan Stanley
2.550% due 05/14/2010	700	708

National Australia Bank Ltd.
2.550% due 01/13/2012	400	408
5.350% due 06/12/2013	400	427

Petroleum Export Ltd.
5.265% due 06/15/2011	49	48

Principal Life Income Funding Trusts
5.550% due 04/27/2015	500	504

Resona Bank Ltd.
5.850% due 09/29/2049	200	173

Royal Bank of Scotland Group PLC
2.625% due 05/11/2012	1,800	1,828

SLM Corp.
0.693% due 01/31/2014	1,100	657

State Street Capital Trust IV
1.299% due 06/01/2077	100	65

Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	1,100	1,047

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	99

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	100	109

UBS AG
5.750% due 04/25/2018	200	204
5.875% due 12/20/2017	400	410

USB Capital IX
6.189% due 10/29/2049	100	78

Wells Fargo & Co.
7.980% due 03/29/2049	1,400	1,281

		42,729

INDUSTRIALS 3.5%

AstraZeneca PLC
5.900% due 09/15/2017	300	336
6.450% due 09/15/2037	200	236

CODELCO, Inc.
6.150% due 10/24/2036	100	104

Dow Chemical Co.
4.850% due 08/15/2012	700	729

Kinder Morgan Energy Partners LP
5.950% due 02/15/2018	1,300	1,362

Kraft Foods, Inc.
6.125% due 02/01/2018	500	531

Peabody Energy Corp.
7.875% due 11/01/2026	100	97

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Philip Morris International, Inc.
6.375% due 05/16/2038	$200	$231

President and Fellows of Harvard College
6.000% due 01/15/2019	400	459

Rohm and Haas Co.
6.000% due 09/15/2017	400	399

Time Warner, Inc.
0.684% due 11/13/2009	600	600

Union Pacific Corp.
5.700% due 08/15/2018	800	864

UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	312

Vale Overseas Ltd.
5.625% due 09/15/2019	600	614

		6,874

UTILITIES 1.3%

Enel Finance International S.A.
6.800% due 09/15/2037	1,600	1,864

Qwest Corp.
7.625% due 06/15/2015	500	508

Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	300	296

		2,668

Total Corporate Bonds & Notes (Cost $52,346)		52,271

MUNICIPAL BONDS & NOTES 3.5%

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	110
7.550% due 04/01/2039	100	111

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	784

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,587

Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	200	220

Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	500	535

Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	600	730

North Carolina State Turnkpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	200	214

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	280	218

Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	300	308

University of California Revenue Bonds, Series 2009
6.270% due 05/15/2031	500	523

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	575	456

Total Municipal Bonds & Notes (Cost $7,036)		6,902

108	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 43.4%

Fannie Mae
0.306% due 12/25/2036	$256	$242
0.596% due 03/25/2044	578	545
2.251% due 07/01/2044	93	92
2.678% due 08/01/2033	69	70
3.604% due 05/01/2036	11	11
4.158% due 05/25/2035	66	68
4.367% due 09/01/2033	382	390
4.634% due 12/01/2036	48	48
4.834% due 09/01/2034	53	53
4.889% due 06/01/2033	229	236
5.000% due 04/25/2033 - 10/01/2039	7,621	7,905
5.000% due 07/01/2035 (d)	24	25
5.276% due 01/01/2036	241	251
5.500% due 01/01/2021 - 10/01/2039	32,729	34,411
5.500% due 06/01/2022 - 11/01/2038 (d)	11,879	12,477
6.000% due 02/01/2036 - 10/01/2039	16,818	17,759
6.000% due 09/01/2036 - 09/01/2037 (d)	1,494	1,580
6.500% due 10/01/2035 - 11/01/2039	6,670	7,111
6.500% due 08/01/2037 (d)	671	718
7.000% due 09/01/2013	5	5

Freddie Mac
2.251% due 02/25/2045	52	50
2.791% due 03/01/2034	294	300
4.669% due 02/01/2024	18	19
5.500% due 08/15/2030	2	2
8.000% due 01/01/2017	17	20

Ginnie Mae
4.375% due 03/20/2027	3	3
6.000% due 05/15/2033 - 04/15/2034	31	34
8.000% due 02/15/2030	2	2

Small Business Administration
5.520% due 06/01/2024	1,048	1,119

Total U.S. Government Agencies (Cost $82,845)		85,546

U.S. TREASURY OBLIGATIONS 7.6%

U.S. Treasury Bonds
3.500% due 02/15/2039	200	181
4.250% due 05/15/2039	1,800	1,863
4.375% due 02/15/2038	600	633
4.500% due 05/15/2038	1,200	1,292
4.500% due 08/15/2039	3,100	3,344

U.S. Treasury Notes
0.875% due 04/30/2011 (d)	265	266
1.000% due 07/31/2011 (d)	3,500	3,512
1.000% due 08/31/2011	3,900	3,909

Total U.S. Treasury Obligations (Cost $14,584)		15,000

MORTGAGE-BACKED SECURITIES 6.6%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	208	168

Banc of America Commercial Mortgage, Inc.
5.929% due 05/10/2045	400	385

Banc of America Funding Corp.
3.487% due 05/25/2035	373	351
6.093% due 01/20/2047	443	291

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	$26	$25

BCRR Trust
5.858% due 07/17/2040	500	444

Bear Stearns Adjustable Rate Mortgage Trust
4.616% due 01/25/2034	97	88
5.117% due 04/25/2033	4	3
5.509% due 01/25/2034	4	4

Bear Stearns Alt-A Trust
5.355% due 05/25/2035	843	568
5.490% due 09/25/2035	182	115

Citigroup Mortgage Loan Trust, Inc.
4.700% due 12/25/2035	127	109

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	200	175

Countrywide Alternative Loan Trust
0.426% due 05/25/2047	451	203
6.000% due 10/25/2033	67	65

Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	936	822
5.250% due 02/20/2036	120	81

CS First Boston Mortgage Securities Corp.
2.799% due 05/25/2032	1	1

First Horizon Asset Securities, Inc.
5.366% due 08/25/2035	278	230

Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	313	248
0.326% due 01/25/2047	397	317

Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	96
5.444% due 03/10/2039	100	89

GS Mortgage Securities Corp. II
5.999% due 08/10/2045	200	166

GSR Mortgage Loan Trust
3.717% due 06/25/2034	276	254
5.237% due 11/25/2035	576	511

Impac CMB Trust
1.246% due 07/25/2033	56	43

JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	1,300	1,099
5.882% due 02/15/2051	100	85

Merrill Lynch Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	200	156

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	203	117
4.910% due 12/25/2032	10	9

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	164	113
3.100% due 01/25/2029	77	65

Prime Mortgage Trust
0.646% due 02/25/2019	9	8
0.646% due 02/25/2034	65	59

Salomon Brothers Mortgage Securities VII, Inc.
4.000% due 12/25/2018	273	261

Structured Adjustable Rate Mortgage Loan Trust
5.394% due 08/25/2035	192	137

Structured Asset Mortgage Investments, Inc.
0.496% due 07/19/2035	460	349

Structured Asset Securities Corp.
3.832% due 10/25/2035	295	180

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	$352	$333
0.366% due 09/25/2046	56	54

Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047	100	78

WaMu Mortgage Pass-Through Certificates
0.536% due 10/25/2045	95	51
0.886% due 12/25/2027	924	695
1.901% due 02/25/2046	327	168
2.101% due 11/25/2042	58	36
2.301% due 08/25/2042	37	25
2.723% due 02/27/2034	54	50

Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035	579	525
4.948% due 03/25/2036	507	388
5.009% due 10/25/2035	2,433	2,093

Total Mortgage-Backed Securities (Cost $15,782)		12,986

ASSET-BACKED SECURITIES 3.6%

Access Group, Inc.
1.804% due 10/27/2025	1,445	1,459

ACE Securities Corp.
0.296% due 12/25/2036	84	69

Ally Auto Receivables Trust
1.320% due 03/15/2012	200	198

Amortizing Residential Collateral Trust
0.536% due 07/25/2032	18	11

Bear Stearns Asset-Backed Securities Trust
0.326% due 10/25/2036	106	97

Chase Issuance Trust
1.799% due 09/15/2015	2,200	2,263

Countrywide Asset-Backed Certificates
0.296% due 05/25/2047	134	127
0.326% due 06/25/2037	183	173
0.726% due 12/25/2031	70	36

CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	13	9

First Franklin Mortgage Loan Asset-Backed Certificates
0.296% due 11/25/2036	279	274
0.316% due 12/25/2037	377	363

Fremont Home Loan Trust
0.296% due 10/25/2036	423	314
0.306% due 01/25/2037	180	118

HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	39	39

JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	168	161

Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	181	174
0.526% due 10/25/2034	12	9

MASTR Asset-Backed Securities Trust
0.306% due 11/25/2036	120	114

Morgan Stanley ABS Capital I
0.296% due 10/25/2036	42	41

Nationstar Home Equity Loan Trust
0.366% due 04/25/2037	785	724

Residential Asset Mortgage Products, Inc.
0.346% due 08/25/2046	372	360

Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034	37	34

Total Asset-Backed Securities (Cost $7,453)		7,167

See Accompanying Notes	Semiannual Report	September 30, 2009	109

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.2%

Export-Import Bank of China
4.875% due 07/21/2015		$100	$107

Mexico Government International Bond
5.950% due 03/19/2019		100	105
6.050% due 01/11/2040		100	100

Total Sovereign Issues (Cost $299)			312

FOREIGN CURRENCY-DENOMINATED ISSUES 2.5%

Brazil Government International Bond
10.250% due 01/10/2028	BRL	300	163

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012	EUR	200	300

General Electric Capital Corp.
5.500% due 09/15/2067		2,000	2,298

Royal Bank of Scotland Group PLC
7.092% due 10/29/2049		1,100	813

Wachovia Corp.
0.999% due 08/01/2011		1,000	1,419

Total Foreign Currency-Denominated Issues (Cost $4,983)			4,993

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.6%

American International Group, Inc.
8.500% due 08/01/2011		21,600	250

	SHARES	MARKET VALUE (000S)

Motors Liquidation Co.
5.250% due 03/06/2032 (a)	40,000	$146

Wells Fargo & Co.
7.500% due 12/31/2049	900	804

Total Convertible Preferred Securities (Cost $2,447)		1,200

PREFERRED STOCKS 1.0%

DG Funding Trust
0.652% due 12/31/2049	217	1,853

Total Preferred Stocks (Cost $2,294)		1,853

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.5%

REPURCHASE AGREEMENTS 1.7%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$2,000	2,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $2,041. Repurchase proceeds are $2,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,298	1,298
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $1,325. Repurchase proceeds are $1,298.)

		3,298

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. CASH MANAGEMENT BILLS 0.0%
0.195% due 04/01/2010 (d)	$5	$5

U.S. TREASURY BILLS 0.2%
0.189% due 03/25/2010 (d)	423	423

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 8.6%
	1,702,317	17,045

Total Short-Term Instruments (Cost $20,768)		20,771

PURCHASED OPTIONS (f) 0.0%
(Cost $4)		0

Total Investments 107.0% (Cost $212,733)		$210,890

Written Options (g) (0.1%) (Premiums $300)		(132)

Other Assets and Liabilities (Net) (6.9%)		(13,568)

Net Assets 100.0%		$197,190

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Affiliated to the Fund.
(c)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $54,409 at a weighted average interest rate of 0.378%. On September 30, 2009, there were no open reverse repurchase agreements.
(d)	Securities with an aggregate market value of $7,690 and cash of $1,381 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	4	$10
90-Day Euribor March Futures	Long	03/2010	6	16
90-Day Eurodollar December Futures	Long	12/2009	142	159
90-Day Eurodollar December Futures	Long	12/2010	41	27
90-Day Eurodollar June Futures	Long	06/2010	37	71
90-Day Eurodollar March Futures	Long	03/2010	40	298
90-Day Eurodollar September Futures	Long	09/2010	8	20
E-Mini S&P 500 Index December Futures	Long	12/2009	96	158
S&P 500 Index December Futures	Long	12/2009	361	2,600
U.S. Treasury 2-Year Note December Futures	Long	12/2009	6	0
U.S. Treasury 10-Year Note December Futures	Long	12/2009	9	10
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	46	30
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	5	42
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4	3
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4	6
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	4
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4	4

				$3,458

110	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(e)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.574%	$1,000	$14	$0	$14
CIT Group, Inc.	RBS	5.170%	03/20/2013	29.111%	400	(129)	0	(129)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	700	(10)	0	(10)
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	700	(28)	0	(28)
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.977%	1,400	(13)	0	(13)
GMAC, Inc.	JPM	4.850%	09/20/2012	6.550%	500	(21)	0	(21)
JSC Gazprom	BCLY	1.600%	12/20/2012	2.595%	1,200	(31)	0	(31)

						$(218)	$0	$(218)

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	$300	$1	$3	$(2)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,361	$20	$0	$20
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	389	5	0	5
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	681	10	0	10

					$35	$0	$35

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	1,100	$64	$0	$64
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	1,700	3	0	3
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		1,100	3	0	3
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		400	1	0	1
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	9	(1)	10
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	9	(1)	10
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		1,700	34	2	32
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		700	16	1	15
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		2,500	(39)	(45)	6
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(8)	0	(8)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		8,300	(21)	8	(29)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		2,000	19	0	19
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,500	26	(10)	36
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		100	4	0	4
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		300	13	1	12
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	300	(2)	1	(3)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		15,200	(117)	8	(125)

See Accompanying Notes	Semiannual Report	September 30, 2009	111

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

Interest Rate Swaps (Cont.)
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$3,000	$65	$63	$2
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		7,700	166	161	5
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		2,200	72	64	8
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		4,600	232	0	232
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		11,800	543	0	543
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		8,200	377	0	377
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		3,200	147	0	147
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		19,500	897	0	897
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		23,500	1,081	436	645
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		700	20	16	4
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,700	1	0	1
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		1,000	(24)	4	(28)
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	400	56	(6)	62
Pay	6-Month GBP-LIBOR	6.000%	12/19/2009	GSC	GBP	800	29	(8)	37
Pay	6-Month GBP-LIBOR	5.100%	09/15/2013	RBS		900	118	(2)	120
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC		100	13	1	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	63	5	58
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		100	13	0	13
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		100	14	0	14
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		300	44	0	44

							$3,933	$698	$3,235

Total Return Swaps on Indices
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Index	54,111	3-Month USD-LIBOR less 0.070%	$87,244	01/29/2010	MLP	$6,467

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(f)	Purchased options outstanding on September 30, 2009:

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 10/01/2039	$92.000	10/07/2009	$35,000	$4	$0

(g)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	4	$3	$1
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	4	3	2

				$6	$3

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$1,100	$5	$2
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	1,000	7	5
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	5.000%	06/15/2010	4,000	42	15
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	12,000	100	56
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.420%	11/23/2009	7,000	73	11
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	4,000	25	12
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010	6,000	42	28

							$294	$129

112	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	63	$7,000	$57
Sales	20	76,100	641
Closing Buys	(5)	(46,000)	(357)
Expirations	(61)	(2,000)	(35)
Exercised	(9)	0	(6)

Balance at 09/30/2009	8	$35,100	$300

(h)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2024	$10	$10	$11
Fannie Mae	5.000%	10/01/2039	1,100	1,122	1,136
Fannie Mae	5.500%	10/01/2039	500	516	521
Fannie Mae	5.500%	11/01/2039	29,000	30,101	30,237

				$31,749	$31,905

(i)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	879	10/2009	JPM	$8	$0	$8
Buy		879	10/2009	RBS	44	0	44
Sell	BRL	1,650	10/2009	DUB	0	(55)	(55)
Buy		1,650	10/2009	JPM	127	0	127
Buy		1,650	02/2010	DUB	55	0	55
Buy	CAD	226	10/2009	CITI	2	0	2
Buy	CNY	206	03/2010	BCLY	0	0	0
Buy		206	03/2010	HSBC	0	0	0
Buy		1,265	03/2010	JPM	0	(2)	(2)
Buy		340	08/2010	HSBC	0	0	0
Buy		666	08/2010	JPM	0	0	0
Buy		652	08/2010	MSC	0	0	0
Sell	EUR	1,084	10/2009	BCLY	0	(34)	(34)
Sell		1,297	10/2009	BNP	0	(41)	(41)
Sell	GBP	693	10/2009	BNP	50	0	50
Sell	JPY	24,469	10/2009	RBC	0	(3)	(3)
Sell		4,371	10/2009	RBS	0	(1)	(1)
Buy	KRW	22,284	11/2009	DUB	1	0	1
Buy		44,766	11/2009	JPM	2	0	2
Buy		22,262	11/2009	MSC	1	0	1
Buy	MYR	127	11/2009	BCLY	1	0	1
Buy		64	11/2009	BOA	0	0	0
Buy		60	11/2009	RBS	0	0	0
Buy	SGD	52	11/2009	DUB	1	0	1
Buy		52	11/2009	HSBC	1	0	1
Buy	TWD	1,176	11/2009	GSC	1	0	1
Buy		1,179	11/2009	HSBC	1	0	1

					$295	$(136)	$159

(j)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$52,271	$0	$52,271
U.S. Government Agencies	0	85,546	0	85,546
U.S. Treasury Obligations	0	15,000	0	15,000
Mortgage-Backed Securities	0	12,362	624	12,986
Short-Term Instruments	17,045	3,726	0	20,771
Other Investments +++	1,053	23,263	0	24,316

Investments, at value	$18,098	$192,168	$624	$210,890

Short Sales, at value	$0	$(31,905)	$0	$(31,905)

Financial Derivative Instruments ++++	$3,458	$9,544	$0	$13,002

Total	$21,556	$169,807	$624	$191,987

See Accompanying Notes	Semiannual Report	September 30, 2009	113

Schedule of Investments  StocksPLUS® Total Return Fund  (Cont.)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Mortgage-Backed Securities	$0	$393	$0	$0	$29	$202	$624	$24
Other Investments +++	45	(9)	0	0	(2)	(34)	0	0

Investments, at value	$45	$384	$0	$0	$27	$168	$624	$24

Financial Derivative Instruments ++++	$91	$0	$0	$0	$6	$(97)	$0	$0

Total	$136	$384	$0	$0	$33	$71	$624	$24

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(k)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Variation margin receivable ^^	$700	$0	$0	$2,758	$0	$3,458
Unrealized appreciation on foreign currency contracts	0	295	0	0	0	295
Unrealized appreciation on swap agreements	3,436	0	49	6,467	0	9,952

	$4,136	$295	$49	$9,225	$0	$13,705

Liabilities:
Written options outstanding	$132	$0	$0	$0	$0	$132
Unrealized depreciation on foreign currency contracts	0	136	0	0	0	136
Unrealized depreciation on swap agreements	200	0	235	0	0	435

	$332	$136	$235	$0	$0	$703

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$126	$0	$0	$0	$0	$126
Net realized gain (loss) on futures contracts, written options and swaps	2,640	0	(2,634)	37,544	0	37,550
Net realized (loss) on foreign currency transactions	0	(697)	0	0	0	(697)

	$2,766	$(697)	$(2,634)	$37,544	$0	$36,979

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(2,470)	$0	$0	$0	$0	$(2,470)
Net change in unrealized appreciation on futures contracts, written options and swaps	1,274	0	3,274	7,724	0	12,272
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	790	0	0	0	790

	$(1,196)	$790	$3,274	$7,724	$0	$10,592

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

114	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Schedule of Investments StocksPLUS® TR Short Strategy Fund	(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
CORPORATE BONDS & NOTES 26.2%

BANKING & FINANCE 20.6%

American Express Bank FSB
5.500% due 04/16/2013	$1,100	$1,162
6.000% due 09/13/2017	700	725

American Express Centurion Bank
0.324% due 07/13/2010	600	595

American Express Credit Corp.
0.396% due 10/04/2010	600	593

American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	2,000	1,918

American General Finance Corp.
4.875% due 05/15/2010	700	673

American International Group, Inc.
4.700% due 10/01/2010	1,700	1,642

BA Covered Bond Issuer
5.500% due 06/14/2012	1,000	1,030

Bank of America Corp.
0.549% due 02/12/2010	800	800
0.770% due 08/15/2016	100	82
6.500% due 08/01/2016	2,200	2,317

Bank of America N.A.
6.000% due 10/15/2036	300	297

Bank of Scotland PLC
0.374% due 12/08/2010	3,000	2,931
4.880% due 04/15/2011	5,500	5,575

Barclays Bank PLC
6.050% due 12/04/2017	900	907

Bear Stearns Cos. LLC
0.650% due 08/15/2011	1,300	1,294
0.910% due 07/19/2010	300	301
6.400% due 10/02/2017	700	763

C10 Capital SPV Ltd.
6.722% due 12/31/2049	200	158

Calabash Re Ltd.
8.699% due 01/08/2010	400	396

Citibank N.A.
1.625% due 03/30/2011	400	405

Citigroup Capital XXI
8.300% due 12/21/2057	500	449

Citigroup Funding, Inc.
1.518% due 05/07/2010	3,905	3,909

Citigroup, Inc.
0.313% due 12/28/2009	1,500	1,498
0.579% due 05/18/2010	4,380	4,361
2.125% due 04/30/2012	300	304
5.500% due 04/11/2013	4,200	4,303
5.625% due 08/27/2012	200	202
8.500% due 05/22/2019	100	113

Countrywide Financial Corp.
5.800% due 06/07/2012	2,600	2,745

Deutsche Bank AG
0.740% due 02/17/2015	600	562
6.000% due 09/01/2017	600	649

Deutsche Bank Capital Funding Trust I
2.398% due 12/29/2049	3,900	2,632

Dexia Credit Local
0.939% due 09/23/2011	1,300	1,313

Ford Motor Credit Co. LLC
7.250% due 10/25/2011	600	583
7.375% due 02/01/2011	2,100	2,090
8.000% due 06/01/2014	400	385

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Foundation Re II Ltd.
7.190% due 11/26/2010	$400	$393

General Electric Capital Corp.
1.800% due 03/11/2011	200	203
3.000% due 12/09/2011	1,500	1,554
6.875% due 01/10/2039	1,000	1,051

GMAC LLC
6.875% due 08/28/2012	600	547

Goldman Sachs Group, Inc.
6.150% due 04/01/2018	1,400	1,475

HBOS PLC
5.375% due 11/29/2049	2,500	1,638

HSBC Finance Corp.
0.564% due 10/21/2009	200	200

International Lease Finance Corp.
0.627% due 05/24/2010	900	857

JPMorgan Chase & Co.
0.417% due 12/21/2011	2,800	2,777
0.785% due 10/02/2009	500	500

JPMorgan Chase Capital XXI
1.433% due 02/02/2037	1,700	1,135

Lehman Brothers Holdings, Inc.
2.951% due 05/25/2010 (a)	3,300	569
3.005% due 07/18/2011 (a)	300	52
3.011% due 12/23/2010 (a)	200	34
3.052% due 11/10/2009 (a)	200	34
5.625% due 01/24/2013 (a)	300	54

Merrill Lynch & Co., Inc.
0.410% due 12/04/2009	2,200	2,200
0.544% due 06/05/2012	1,400	1,347
0.640% due 02/15/2011	1,700	1,657
0.692% due 02/05/2010	4,700	4,701

Metropolitan Life Global Funding I
0.893% due 09/17/2010	5,200	5,189

Morgan Stanley
0.760% due 01/18/2011	1,700	1,684
0.788% due 01/09/2012	400	390
2.550% due 05/14/2010	1,200	1,213
5.950% due 12/28/2017	500	510

National Australia Bank Ltd.
2.550% due 01/13/2012	2,200	2,244

Nationwide Life Global Funding I
0.631% due 05/19/2010	2,400	2,360

Northern Rock PLC
5.625% due 06/22/2017	2,600	2,395

Pricoa Global Funding I
1.130% due 06/04/2010	2,000	1,988

Protective Life Secured Trusts
0.411% due 11/09/2010	2,500	2,262

Prudential Financial, Inc.
0.570% due 06/10/2013	1,000	885

Royal Bank of Scotland Group PLC
0.785% due 10/14/2016	1,400	1,113
0.854% due 04/08/2011	2,500	2,507
4.875% due 08/25/2014	100	102

SLM Corp.
0.499% due 03/15/2011	2,000	1,802
0.664% due 07/26/2010	100	95
0.693% due 01/31/2014	1,000	597
0.734% due 10/25/2011	1,200	1,007

Societe Generale
5.922% due 04/29/2049	500	361

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Sun Life Financial Global Funding LP
0.828% due 07/06/2010	$2,500	$2,468

Tenneco, Inc.
8.125% due 11/15/2015	200	195

TNK-BP Finance S.A.
6.125% due 03/20/2012	100	99

TransCapitalInvest Ltd. for OJSC AK Transneft
8.700% due 08/07/2018	200	219

UBS AG
1.392% due 05/05/2010	1,400	1,403

USB Capital IX
6.189% due 10/29/2049	300	233

Wachovia Corp.
0.639% due 10/15/2011	4,400	4,340
0.673% due 08/01/2013	700	669

Wells Fargo & Co.
0.349% due 03/23/2010	800	800
7.980% due 03/29/2049	1,100	1,006

		113,776

INDUSTRIALS 3.2%

AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	1,375	1,356

AmeriGas Partners LP
7.125% due 05/20/2016	200	193

Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	300	302

CODELCO, Inc.
7.500% due 01/15/2019	300	364

Daimler Finance North America LLC
7.750% due 01/18/2011	3,700	3,923

Eaton Vance Corp.
6.500% due 10/02/2017	600	649

Gaz Capital S.A.
6.212% due 11/22/2016	100	96

GlaxoSmithKline Capital, Inc.
1.079% due 05/13/2010	2,200	2,209

Petrobras International Finance Co.
7.875% due 03/15/2019	2,200	2,549

Reynolds American, Inc.
0.999% due 06/15/2011	2,360	2,322

Roche Holdings, Inc.
2.393% due 02/25/2011	1,100	1,130

Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 05/01/2012	150	156

Union Pacific Corp.
5.700% due 08/15/2018	500	540

Vale Overseas Ltd.
5.625% due 09/15/2019	1,500	1,534

Williams Cos., Inc.
6.375% due 10/01/2010	100	103

		17,426

UTILITIES 2.4%

Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,300	3,580

Deutsche Telekom International Finance BV
8.500% due 06/15/2010	1,000	1,048

See Accompanying Notes	Semiannual Report	September 30, 2009	115

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

EDF S.A.
5.500% due 01/26/2014	$200	$220
6.500% due 01/26/2019	200	230
6.950% due 01/26/2039	200	249

Telefonica Emisiones SAU
0.809% due 02/04/2013	2,000	1,965

Verizon Wireless Capital LLC
3.025% due 05/20/2011	2,400	2,484

Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,417

		13,193

Total Corporate Bonds & Notes (Cost $141,550)		144,395

CONVERTIBLE BONDS & NOTES 0.0%

Goodrich Petroleum Corp.
3.250% due 12/01/2026	150	140

Total Convertible Bonds & Notes (Cost $127)		140

MUNICIPAL BONDS & NOTES 0.9%

California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	106
7.500% due 04/01/2034	100	110
7.550% due 04/01/2039	100	111

Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	896

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	918

Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	80	62

Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	24

New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,300	1,609

Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.875% due 06/01/2047	1,000	813

San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	90	70

West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	290	230

Total Municipal Bonds & Notes (Cost $4,827)		4,949

U.S. GOVERNMENT AGENCIES 14.6%

Fannie Mae
0.596% due 09/25/2042	165	153
2.837% due 09/01/2035	108	110
2.953% due 06/01/2034	445	450
2.998% due 11/01/2035	31	31
3.245% due 07/01/2035	121	124
3.623% due 03/01/2035	12	13
4.035% due 12/01/2033	60	61
4.148% due 10/01/2034	14	14
4.827% due 06/01/2035	224	234

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
4.962% due 06/01/2035	$217	$225
5.000% due 10/01/2035 - 10/01/2039	4,737	4,897
5.000% due 03/01/2036 (e)	6,427	6,664
5.092% due 12/01/2033	33	34
5.500% due 11/01/2021 - 06/01/2038	8,112	8,516
6.000% due 10/01/2026 - 10/01/2039	31,036	32,789
6.000% due 05/01/2027 - 11/01/2038 (e)	12,385	13,100
6.500% due 11/01/2039	1,900	2,023

Freddie Mac
4.062% due 11/01/2034	95	99
4.712% due 06/01/2035	276	286
5.500% due 08/15/2030 - 09/01/2038	1,607	1,684
5.500% due 02/01/2038 (e)	3,629	3,804
6.000% due 08/01/2027 - 10/01/2039	3,035	3,208

Ginnie Mae
6.000% due 07/15/2037 - 10/01/2039	881	931

Small Business Administration
4.430% due 05/01/2029	1,300	1,356
5.520% due 06/01/2024	16	17

Total U.S. Government Agencies (Cost $78,737)		80,823

U.S. TREASURY OBLIGATIONS 41.5%

U.S. Treasury Bonds
3.500% due 02/15/2039	500	453
4.250% due 05/15/2039 (e)	9,000	9,316
4.500% due 05/15/2038	5,300	5,708
4.500% due 08/15/2039 (e)	21,400	23,085
4.750% due 02/15/2037	200	223
5.375% due 02/15/2031 (e)	700	832

U.S. Treasury Notes
0.875% due 04/30/2011 (e)	5,478	5,496
1.000% due 07/31/2011 (e)	6,193	6,214
1.000% due 08/31/2011 (e)	166,400	166,777
3.000% due 09/30/2016	11,100	11,150

Total U.S. Treasury Obligations (Cost $226,737)		229,254

MORTGAGE-BACKED SECURITIES 2.7%

American Home Mortgage Investment Trust
4.390% due 02/25/2045	30	24

Banc of America Commercial Mortgage, Inc.
5.837% due 06/10/2049	2,900	2,384
5.929% due 05/10/2045	300	289

Banc of America Funding Corp.
3.487% due 05/25/2035	53	50
3.931% due 06/25/2034	132	125

Banc of America Mortgage Securities, Inc.
3.915% due 05/25/2033	169	154

BCRR Trust
5.858% due 07/17/2040	500	444

Bear Stearns Adjustable Rate Mortgage Trust
3.915% due 11/25/2034	306	282
4.342% due 11/25/2034	93	87
4.617% due 10/25/2035	91	90
4.764% due 12/25/2035	205	182

Bear Stearns Alt-A Trust
5.490% due 09/25/2035	46	29

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Citigroup Mortgage Loan Trust, Inc.
2.850% due 12/25/2035	$88	$76
4.700% due 12/25/2035	64	54

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	300	262

Countrywide Alternative Loan Trust
0.526% due 02/25/2037	668	347
4.500% due 06/25/2035	18	18

Countrywide Home Loan Mortgage Pass-Through Trust
4.635% due 02/20/2035	390	343
4.654% due 11/25/2034	212	157
5.250% due 02/20/2036	60	41

CS First Boston Mortgage Securities Corp.
4.938% due 12/15/2040	21	21

Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	100	89

GS Mortgage Securities Corp. II
5.999% due 08/10/2045	100	83

GSR Mortgage Loan Trust
4.116% due 09/25/2035	162	150
5.237% due 11/25/2035	288	255

Harborview Mortgage Loan Trust
0.336% due 01/19/2038	358	340
0.416% due 12/19/2036	1,470	717
0.466% due 05/19/2035	47	25

JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047	1,700	1,461
5.882% due 02/15/2051	100	85

JPMorgan Mortgage Trust
5.012% due 02/25/2035	97	93

LB-UBS Commercial Mortgage Trust
4.990% due 11/15/2030	42	42

Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	44	39

Mellon Residential Funding Corp.
0.683% due 12/15/2030	432	370
0.723% due 06/15/2030	6	5

Merrill Lynch Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,590	1,191
5.485% due 03/12/2051	100	78

Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	145	84
3.771% due 05/25/2033	150	143

MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	164	113

Morgan Stanley Capital I
5.809% due 12/12/2049	1,700	1,460

Nomura Asset Acceptance Corp.
4.976% due 05/25/2035	654	425

Structured Adjustable Rate Mortgage Loan Trust
2.451% due 01/25/2035	110	54
3.568% due 08/25/2034	200	159
3.750% due 02/25/2034	135	111

Structured Asset Mortgage Investments, Inc.
0.526% due 02/25/2036	61	34

Structured Asset Securities Corp.
0.296% due 05/25/2036	195	184

Thornburg Mortgage Securities Trust
0.356% due 11/25/2046	251	238

116	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Wachovia Bank Commercial Mortgage Trust
0.333% due 09/15/2021	$863	$645
5.509% due 04/15/2047	100	78

WaMu Mortgage Pass-Through Certificates
2.101% due 11/25/2042	25	15
3.099% due 10/25/2046	602	323

Wells Fargo Mortgage-Backed Securities Trust
4.940% due 01/25/2035	267	242
4.948% due 03/25/2036	253	194

Total Mortgage-Backed Securities (Cost $17,225)		14,984

ASSET-BACKED SECURITIES 1.2%

ACE Securities Corp.
0.306% due 10/25/2036	86	57

Asset-Backed Securities Corp. Home Equity
0.521% due 09/25/2034	72	51

Citigroup Mortgage Loan Trust, Inc.
0.306% due 05/25/2037	396	332

Countrywide Asset-Backed Certificates
0.296% due 03/25/2047	18	17
0.326% due 06/25/2037	209	198
0.726% due 12/25/2031	1	0

Ford Credit Auto Owner Trust
1.210% due 01/15/2012	500	501

HSI Asset Securitization Corp. Trust
0.296% due 12/25/2036	44	30

JPMorgan Mortgage Acquisition Corp.
0.296% due 08/25/2036	8	8

Long Beach Mortgage Loan Trust
0.306% due 10/25/2036	58	57
0.526% due 10/25/2034	9	7

Massachusetts Educational Financing Authority
1.454% due 04/25/2038	3,225	3,238

Park Place Securities, Inc.
0.558% due 10/25/2034	265	239

Residential Asset Mortgage Products, Inc.
0.326% due 10/25/2036	3	3

Residential Asset Securities Corp.
0.316% due 11/25/2036	7	7

SLM Student Loan Trust
0.494% due 10/27/2014	261	261
0.754% due 07/25/2013	120	121
0.804% due 01/25/2015	70	70
1.004% due 10/25/2017	1,100	1,096

Structured Asset Securities Corp.
0.296% due 10/25/2036	85	79

Total Asset-Backed Securities (Cost $6,420)		6,372

		PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
SOVEREIGN ISSUES 0.5%

Export-Import Bank of Korea
5.875% due 01/14/2015		$1,900	$2,008

Mexico Government International Bond
6.050% due 01/11/2040		400	401

Societe Financement de l'Economie Francaise
2.375% due 03/26/2012		400	407

Total Sovereign Issues (Cost $2,694)			2,816

FOREIGN CURRENCY-DENOMINATED ISSUES 1.7%

American International Group, Inc.
4.000% due 09/20/2011	EUR	500	692
5.750% due 03/15/2067	GBP	200	147
8.625% due 05/22/2038		3,100	2,750

CIT Group, Inc.
5.000% due 05/13/2014	EUR	200	177

Fortis Bank Nederland Holding NV
3.000% due 04/17/2012		400	599

General Electric Capital Corp.
5.500% due 09/15/2067		1,900	2,183

JPMorgan Chase & Co.
0.993% due 09/26/2013		600	843

KeyCorp
1.051% due 11/22/2010		100	135

LeasePlan Corp. NV
3.125% due 02/10/2012		300	450

Principal Financial Global Funding LLC
2.750% due 07/12/2010	CHF	400	385

SLM Corp.
0.973% due 12/15/2010	EUR	300	399
2.750% due 03/15/2011	CHF	500	432

Total Foreign Currency-Denominated Issues (Cost $8,793)			9,192

		SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%

American International Group, Inc.
8.500% due 08/01/2011		5,700	66

Motors Liquidation Co.
5.250% due 03/06/2032 (a)		24,000	88

Wells Fargo & Co.
7.500% due 12/31/2049		4,000	3,572

Total Convertible Preferred Securities (Cost $2,962)			3,726

	SHARES	MARKET VALUE (000S)
PREFERRED STOCKS 0.1%

DG Funding Trust
0.652% due 12/31/2049	85	$726

Total Preferred Stocks (Cost $904)		726

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 10.9%

REPURCHASE AGREEMENTS 0.6%

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	$3,000	3,000
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.125% due 08/31/2013 valued at $3,061. Repurchase proceeds are $3,000.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	382	382
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 12/10/2009 valued at $390. Repurchase proceeds are $382.)

		3,382

U.S. CASH MANAGEMENT BILLS 2.2%
0.195% due 04/01/2010 (e)	12,249	12,239

U.S. TREASURY BILLS 0.8%
0.220% due 02/25/2010 - 03/04/2010 (b)(e)	4,247	4,244

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (c) 7.3%
	4,034,331	40,396

Total Short-Term Instruments (Cost $60,259)		60,261

PURCHASED OPTIONS (g) 0.0%
(Cost $20)		3

Total Investments 101.0% (Cost $551,255)		$557,641

Written Options (h) (0.1%) (Premiums $1,173)		(430)

Other Assets and Liabilities (Net) (0.9%)		(5,096)

Net Assets 100.0%		$552,115

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Coupon represents a weighted average rate.
(c)	Affiliated to the Fund.
(d)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $46,096 at a weighted average interest rate of 0.024%. On September 30, 2009, there were no open reverse repurchase agreements.

See Accompanying Notes	Semiannual Report	September 30, 2009	117

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(e)	Securities with an aggregate market value of $49,426 and cash of $226 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	7	$0
90-Day Euribor March Futures	Long	03/2010	10	0
90-Day Eurodollar December Futures	Long	12/2009	558	1,169
90-Day Eurodollar December Futures	Long	12/2010	61	38
90-Day Eurodollar June Futures	Long	06/2010	169	247
90-Day Eurodollar March Futures	Long	03/2010	173	560
90-Day Eurodollar September Futures	Long	09/2010	12	24
E-Mini S&P 500 Index December Futures	Short	12/2009	4,328	(3,830)
S&P 500 Index December Futures	Short	12/2009	1,165	(4,377)
U.S. Treasury 2-Year Note December Futures	Long	12/2009	17	0
U.S. Treasury 5-Year Note December Futures	Long	12/2009	53	97
U.S. Treasury 10-Year Note December Futures	Long	12/2009	116	179
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	141	143
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	5	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2	0
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	3	0
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	5	0

				$(5,750)

(f)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (1)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	DUB	5.000%	12/20/2013	8.079%	$500	$(50)	$(45)	$(5)
Brazil Government International Bond	MSC	1.950%	08/20/2016	1.379%	500	19	0	19
General Electric Capital Corp.	BCLY	1.670%	03/20/2013	1.977%	800	(8)	0	(8)
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	100	0	0	0
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	3,900	529	139	390
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%	100	(1)	0	(1)
JSC Gazprom	MSC	2.480%	02/20/2013	2.634%	1,000	(2)	0	(2)
Procter & Gamble Co.	DUB	1.000%	09/20/2014	0.418%	4,000	111	50	61

						$598	$144	$454

Credit Default Swaps on Credit Indices - Buy Protection (2)
Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000%	)	06/20/2014	$94	$6	$12	$(6)
CDX.IG-12 5-Year Index	GSC	(1.000%	)	06/20/2014	300	1	3	(2)

						$7	$15	$(8)

Credit Default Swaps on Credit Indices - Sell Protection (1)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	$1,264	$19	$0	$19
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	292	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.552%	12/20/2017	583	8	0	8

					$31	$0	$31

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

118	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR-FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	200	$12	$0	$12
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	700	1	0	1
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		500	1	0	1
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		200	1	0	1
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		600	9	(1)	10
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		600	9	(1)	10
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		600	12	0	12
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		300	7	0	7
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		1,000	(16)	(18)	2
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		900	(5)	0	(5)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		600	(3)	0	(3)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		1,400	(7)	0	(7)
Pay	1-Year BRL-CDI	11.980%	01/02/2012	MLP		800	7	0	7
Pay	1-Year BRL-CDI	12.540%	01/02/2012	MLP		1,000	17	(7)	24
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		100	4	0	4
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB	AUD	200	(1)	1	(2)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		4,600	(35)	3	(38)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC	CAD	2,500	44	14	30
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	BOA		$7,600	164	159	5
Pay	3-Month USD-LIBOR	3.000%	12/16/2010	MSC		19,800	426	415	11
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	BCLY		9,100	297	(90)	387
Pay	3-Month USD-LIBOR	3.000%	02/04/2011	RBS		14,300	467	141	326
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	BOA		1,100	65	40	25
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	DUB		500	30	16	14
Pay	3-Month USD-LIBOR	4.000%	06/17/2011	MLP		600	36	14	22
Pay	3-Month USD-LIBOR	3.600%	07/07/2011	RBS		2,300	116	0	116
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	BCLY		4,900	225	0	225
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	JPM		3,500	161	0	161
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MLP		8,900	410	0	410
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	MSC		8,400	387	0	387
Pay	3-Month USD-LIBOR	3.450%	08/05/2011	RBS		1,100	51	0	51
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	BOA		1,700	49	39	10
Pay	3-Month USD-LIBOR	3.000%	12/16/2011	RBS		51,700	1,496	1,174	322
Pay	3-Month USD-LIBOR	4.000%	12/16/2014	RBS		15,600	871	334	537
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	BOA		3,000	115	(66)	181
Pay	3-Month USD-LIBOR	4.000%	12/16/2019	MSC		9,300	359	(143)	502
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS	AUD	2,900	1	0	1
Pay	6-Month EUR-LIBOR	4.500%	03/18/2014	BNP	EUR	600	85	(9)	94
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	GSC	GBP	100	12	0	12
Pay	6-Month GBP-LIBOR	5.000%	09/17/2013	HSBC		500	62	5	57
Pay	6-Month GBP-LIBOR	5.000%	03/18/2014	DUB		3,400	436	2	434
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	GSC		200	29	0	29
Pay	6-Month GBP-LIBOR	5.250%	03/18/2014	RBS		400	58	0	58

							$6,465	$2,022	$4,443

(g)	Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - CBOE S&P 500 Index December Futures	$1,400.000	12/17/2009	90	$3	$0
Call - CBOE S&P 500 Index December Futures	1,450.000	12/17/2009	332	9	0
Put - CBOT U.S. Treasury 5-Year Note November Futures	100.000	10/23/2009	53	1	0
Put - CBOT U.S. Treasury 10-Year Note December Futures	98.000	11/20/2009	83	1	1
Put - CBOT U.S. Treasury 30-Year Note December Futures	100.000	11/20/2009	141	3	2

				$17	$3

Options on Securities
Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 6.000% due 10/01/2039	$93.250	10/07/2009	$24,000	$3	$0
Put - OTC Freddie Mac 6.000% due 10/01/2039	92.375	10/07/2009	2,600	0	0

				$3	$0

See Accompanying Notes	Semiannual Report	September 30, 2009	119

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(h)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$120.000	11/20/2009	89	$39	$56
Call - CBOT U.S. Treasury 10-Year Note December Futures	121.000	11/20/2009	9	5	3
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	9	7	4

				$51	$63

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	$1,000	$6	$2
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,700	10	3
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	3,000	15	4
Put - OTC 7-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	1,000	7	1
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	3,000	27	4
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,400	9	3
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	22,000	218	12
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009	50,000	483	27
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	500	3	1
Call - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Receive	2.950%	11/23/2009	41,900	199	268
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009	10,000	64	31
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009	6,000	70	8
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	1,800	11	3

							$1,122	$367

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	518	$19,900	EUR	500	$241
Sales	196	161,300		0	1,289
Closing Buys	(9)	(24,900)		(500)	(128)
Expirations	(598)	(13,000)		0	(229)
Exercised	0	0		0	0

Balance at 09/30/2009	107	$143,300	EUR	0	$1,173

(i)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	10/01/2039	$1,000	$1,019	$1,033

(j)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	414	11/2009	RBS	$4	$0	$4
Sell	BRL	2,952	10/2009	HSBC	0	(98)	(98)
Buy		2,952	10/2009	JPM	202	0	202
Buy		3,958	02/2010	HSBC	108	0	108
Buy	CAD	305	10/2009	CITI	3	0	3
Sell		15	10/2009	RBC	0	0	0
Sell	CHF	429	10/2009	BNP	0	(18)	(18)
Buy		429	10/2009	HSBC	0	(2)	(2)
Sell		429	12/2009	HSBC	2	0	2
Buy	CNY	179	03/2010	BCLY	0	0	0
Buy		179	03/2010	HSBC	0	0	0
Buy		1,096	03/2010	JPM	0	(2)	(2)
Buy		860	08/2010	HSBC	0	0	0
Buy		12,606	08/2010	JPM	0	(20)	(20)
Buy		1,630	08/2010	MSC	0	(1)	(1)
Sell	EUR	980	10/2009	BCLY	0	(30)	(30)
Sell		1,172	10/2009	BNP	0	(37)	(37)
Sell	GBP	1,537	10/2009	BCLY	93	0	93
Sell		768	10/2009	BNP	55	0	55

120	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Sell	GBP	51	10/2009	HSBC	$0	$0	$0
Buy	IDR	2,668,575	01/2010	BCLY	0	(3)	(3)
Sell	JPY	63,181	10/2009	RBC	0	(7)	(7)
Sell		11,302	10/2009	RBS	0	(2)	(2)
Buy	KRW	32,188	11/2009	DUB	1	0	1
Buy		699,072	11/2009	JPM	11	0	11
Buy		32,155	11/2009	MSC	1	0	1
Buy	MXN	3,674	11/2009	CITI	0	(3)	(3)
Buy		3,677	11/2009	HSBC	0	(3)	(3)
Buy	MYR	184	11/2009	BCLY	1	0	1
Buy		92	11/2009	BOA	1	0	1
Buy		141	11/2009	RBS	1	0	1
Buy	SGD	75	11/2009	DUB	1	0	1
Buy		75	11/2009	HSBC	1	0	1
Buy		386	11/2009	UBS	1	0	1
Buy	TWD	1,698	11/2009	GSC	1	0	1
Buy		1,704	11/2009	HSBC	2	0	2

					$489	$(226)	$263

(l)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
Corporate Bonds & Notes	$0	$144,395	$0	$144,395
U.S. Government Agencies	0	80,823	0	80,823
U.S. Treasury Obligations	0	229,254	0	229,254
Short-Term Instruments	40,396	19,865	0	60,261
Other Investments +++	3,638	38,826	444	42,908

Investments, at value	$44,034	$513,163	$444	$557,641

Short Sales, at value	$0	$(1,033)	$0	$(1,033)

Financial Derivative Instruments ++++	$(5,750)	$4,753	$0	$(997)

Total	$38,284	$516,883	$444	$555,611

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category ++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/ (Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Other Investments +++	$0	$425	$0	$0	$19	$0	$444	$19

Financial Derivative Instruments ++++	$34	$0	$0	$0	$(2)	$(32)	$0	$0

Total	$34	$425	$0	$0	$17	$(32)	$444	$19

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

See Accompanying Notes	Semiannual Report	September 30, 2009	121

Schedule of Investments  StocksPLUS® TR Short Strategy Fund  (Cont.)

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$3	$0	$0	$0	$0	$3
Variation margin receivable ^^	2,459	0	0	0	0	2,459
Unrealized appreciation on foreign currency contracts	0	489	0	0	0	489
Unrealized appreciation on swap agreements	4,498	0	501	0	0	4,999

	$6,960	$489	$501	$0	$0	$7,950

Liabilities:
Written options outstanding	$430	$0	$0	$0	$0	$430
Variation margin payable ^^	2	0	0	8,207	0	8,209
Unrealized depreciation on foreign currency contracts	0	226	0	0	0	226
Unrealized depreciation on swap agreements	55	0	24	0	0	79

	$487	$226	$24	$8,207	$0	$8,944

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$(143)	$0	$0	$(43)	$0	$(186)
Net realized gain (loss) on futures contracts, written options and swaps	4,049	0	(2,423)	(89,564)	0	(87,938)
Net realized (loss) on foreign currency transactions	0	(596)	0	0	0	(596)

	$3,906	$(596)	$(2,423)	$(89,607)	$0	$(88,720)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(1,015)	$0	$0	$(25)	$0	$(1,040)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	1,993	0	3,370	(2,813)	0	2,550
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	675	0	0	0	675

	$978	$675	$3,370	$(2,838)	$0	$2,185

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

122	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Consolidated Schedule of Investments Global Multi-Asset Fund	(Unaudited) September 30, 2009

	SHARES	MARKET VALUE (000S)
PIMCO FUNDS (b)(c) 36.4%
Emerging Local Bond Fund	1,532,385	$15,017
Emerging Markets and Infrastructure Bond Fund	2,578,771	27,851
Emerging Markets Bond Fund	1,952,922	19,979
Global Advantage Strategy Bond Fund	6,329,605	71,651
Global Bond Fund (Unhedged)	5,127,109	49,989
Real Return Fund	481,510	5,181
StocksPLUS® Fund	13,860,676	102,292

Total Return Fund	6,841,272	74,707

Total PIMCO Funds (Cost $339,317)		366,667

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 15.2%

BANKING & FINANCE 12.4%

American Express Bank FSB
3.150% due 12/09/2011	$5,000	5,194

ANZ National International Ltd.
3.250% due 04/02/2012	4,100	4,245
6.200% due 07/19/2013	2,000	2,191

Bank of America Corp.
2.100% due 04/30/2012	11,800	11,973
5.750% due 12/01/2017	1,465	1,465
7.375% due 05/15/2014	4,800	5,348

Bear Stearns Cos. LLC
7.250% due 02/01/2018	1,465	1,676

Block Financial LLC
7.875% due 01/15/2013	1,000	1,085

Citibank N.A.
0.498% due 05/07/2012	10,000	10,020
1.875% due 05/07/2012	6,800	6,850

General Electric Capital Corp.
3.000% due 12/09/2011	5,000	5,178

ING Bank NV
2.625% due 02/09/2012	9,250	9,413
3.900% due 03/19/2014	4,000	4,123

LeasePlan Corp. NV
3.000% due 05/07/2012	7,000	7,166

Lloyds TSB Bank PLC
2.800% due 04/02/2012	8,000	8,189

Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015	1,000	1,056

MBNA Corp.
7.500% due 03/15/2012	2,200	2,401

Merrill Lynch & Co., Inc.
0.544% due 06/05/2012	2,800	2,694

Metropolitan Life Global Funding I
0.893% due 09/17/2010	2,900	2,894

New York Community Bank
3.000% due 12/16/2011	6,800	7,006

Pearson Dollar Finance Two PLC
6.250% due 05/06/2018	750	794

Rabobank Nederland NV
11.000% due 06/29/2049	2,200	2,702

Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	10,000	10,029

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

Svenska Handelsbanken AB
1.300% due 09/14/2012	$4,500	$4,478

Swedbank AB
2.800% due 02/10/2012	5,330	5,427

Wachovia Corp.
0.673% due 08/01/2013	1,460	1,396

		124,993

INDUSTRIALS 2.2%

Arrow Electronics, Inc.
6.000% due 04/01/2020	1,700	1,702

Black & Decker Corp.
8.950% due 04/15/2014	500	588

CSX Corp.
6.250% due 03/15/2018	250	272

Cytec Industries, Inc.
8.950% due 07/01/2017	500	554

Daimler Finance North America LLC
5.750% due 09/08/2011	500	526

Darden Restaurants, Inc.
6.200% due 10/15/2017	500	526

Dow Chemical Co.
2.718% due 08/08/2011	3,000	3,049
6.000% due 10/01/2012	2,300	2,452

Macy's Retail Holdings, Inc.
5.750% due 07/15/2014	700	661
8.875% due 07/15/2015	2,000	2,097

MeadWestvaco Corp.
7.375% due 09/01/2019	1,000	1,049

Nabors Industries, Inc.
6.150% due 02/15/2018	500	502

Newell Rubbermaid, Inc.
6.250% due 04/15/2018	965	927

Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	500	513

Rohm and Haas Co.
6.000% due 09/15/2017	1,000	998

RR Donnelley & Sons Co.
8.600% due 08/15/2016	1,000	1,055
11.250% due 02/01/2019	1,000	1,190

Toll Brothers Finance Corp.
6.750% due 11/01/2019	1,200	1,198

UST, Inc.
5.750% due 03/01/2018	1,000	965

Valero Energy Corp.
9.375% due 03/15/2019	250	292

Whirlpool Corp.
7.750% due 07/15/2016	1,000	1,077

		22,193

UTILITIES 0.6%

CenturyTel, Inc.
6.000% due 04/01/2017	1,000	1,016
6.150% due 09/15/2019	900	905

Embarq Corp.
7.082% due 06/01/2016	4,000	4,353

		6,274

Total Corporate Bonds & Notes (Cost $147,305)		153,460

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. GOVERNMENT AGENCIES 3.5%

Fannie Mae
0.422% due 08/05/2010	$7,102	$7,106
6.000% due 08/01/2037 (f)	2,457	2,597

Federal Home Loan Bank
1.625% due 07/27/2011	11,300	11,437

Freddie Mac
0.389% due 05/04/2011	314	314
2.125% due 03/23/2012	13,600	13,863

Total U.S. Government Agencies (Cost $34,920)		35,317

U.S. TREASURY OBLIGATIONS 15.4%

U.S. Treasury Bonds
4.250% due 05/15/2039	7,450	7,712
4.500% due 08/15/2039	4,900	5,286

U.S. Treasury Notes
1.000% due 08/31/2011	43,500	43,599
1.125% due 06/30/2011	45,000	45,283
2.000% due 09/30/2010	45,000	45,717
2.250% due 05/31/2014 (f)	1,600	1,606
2.625% due 06/30/2014	300	305
2.625% due 07/31/2014	5,300	5,391

Total U.S. Treasury Obligations (Cost $154,246)		154,899

ASSET-BACKED SECURITIES 0.0%

SLM Student Loan Trust
0.499% due 12/17/2018	203	202

Total Asset-Backed Securities (Cost $200)		202

SOVEREIGN ISSUES 0.8%

Mexico Government International Bond
5.950% due 03/19/2019	1,500	1,582
6.050% due 01/11/2040	6,500	6,516

Total Sovereign Issues (Cost $8,098)		8,098

	SHARES
EXCHANGE-TRADED FUNDS 6.2%
iShares MSCI EAFE
Index Fund	623,700	34,116
SPDR Gold Trust	291,973	28,862

Total Exchange-Traded Funds (Cost $53,554)		62,978

	PRINCIPAL AMOUNT (000S)
SHORT-TERM INSTRUMENTS 26.4%

CERTIFICATES OF DEPOSIT 1.0%

Barclays Bank PLC
1.109% due 03/22/2011	$10,100	10,093

REPURCHASE AGREEMENTS 2.2%

Barclays Capital, Inc.
0.080% due 10/01/2009	400	400
(Dated 09/30/2009. Collateralized by Regions Bank 2.750% due 12/10/2010 valued at $404. Repurchase proceeds are $400.)

See Accompanying Notes	Semiannual Report	September 30, 2009	123

Consolidated Schedule of Investments  Global Multi-Asset Fund  (Cont.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)

BNP Paribas Bank
0.040% due 10/01/2009	$700	$700
(Dated 09/30/2009. Collateralized by Federal Home Loan Bank 0.950% due 03/30/2010 valued at $715. Repurchase proceeds are $700.)

Greenwich Capital Markets, Inc.
0.050% due 10/01/2009	700	700
(Dated 09/30/2009. Collateralized by Freddie Mac 0.750% due 01/18/2011 valued at $716. Repurchase proceeds are $700.)

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	16,600	16,600
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 1.875% - 4.750% due 03/31/2011 - 02/28/2014 valued at $17,050. Repurchase proceeds are $16,600.)
0.040% due 10/01/2009	700	700
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $718. Repurchase proceeds are $700.)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
0.040% due 10/01/2009	$1,400	$1,400
(Dated 09/30/2009. Collateralized by Freddie Mac 1.722% - 7.000% due 03/15/2010 - 04/27/2011 valued at $1,429. Repurchase proceeds are $1,400.)
0.070% due 10/01/2009	700	700
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 3.000% due 09/30/2016 valued at $716. Repurchase proceeds are $700.)

State Street Bank and Trust Co.
0.010% due 10/01/2009	1,013	1,013
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 valued at $1,040. Repurchase proceeds are $1,013.)

		22,213

U.S. CASH MANAGEMENT BILLS 0.1%
0.181% due 04/01/2010 (a)(d)	1,440	1,438

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
U.S. TREASURY BILLS 0.1%
0.212% due 02/25/2010 - 03/11/2010 (a)(d)(f)	$550	$550

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (b) 23.0%
	23,184,487	232,146

Total Short-Term Instruments (Cost $266,389)		266,440

PURCHASED OPTIONS (h) 0.4%
(Cost $10,945)		3,730

Total Investments 104.3% (Cost $1,014,974)		$1,051,791

Written Options (i) (0.1%) (Premiums $5,335)		(1,208)

Other Assets and Liabilities (Net) (4.2%)		(41,794)

Net Assets 100.0%		$1,008,789

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Coupon represents a weighted average rate.
(b)	Affiliated to the Fund.
(c)	Institutional Class Shares of each PIMCO Fund.
(d)	Securities with an aggregate market value of $799 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(e)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $8,064 at a weighted average interest rate of (0.200)%. On September 30, 2009, there were no open reverse repurchase agreements.
(f)	Securities with an aggregate market value of $2,819 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2010	385	$337
90-Day Eurodollar June Futures	Long	06/2010	385	294
S&P 500 Index December Futures	Long	12/2009	80	625

				$1,256

(g)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GSC	(1.000%	)	12/20/2019	0.853%	$1,700	$(22)	$0	$(22)
Bank of America Corp.	BCLY	(1.000%	)	06/20/2014	1.214%	4,800	44	196	(152)
Black & Decker Corp.	CITI	(2.200%	)	06/20/2014	1.132%	500	(24)	0	(24)
Block Financial LLC	JPM	(1.270%	)	03/20/2013	0.416%	1,000	(29)	0	(29)
CenturyTel, Inc.	JPM	(2.000%	)	06/20/2017	0.819%	1,000	(81)	0	(81)
CenturyTel, Inc.	MSC	(1.000%	)	09/20/2019	0.849%	900	(11)	(11)	0
CSX Corp.	BCLY	(1.350%	)	03/20/2018	0.560%	250	(15)	0	(15)
Cytec Industries, Inc.	CITI	(1.000%	)	09/20/2017	1.555%	300	10	27	(17)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.555%	200	7	17	(10)
Daimler Finance N.A. LLC	BNP	(4.100%	)	09/20/2011	0.745%	500	(33)	0	(33)
Darden Restaurants, Inc.	DUB	(2.250%	)	12/20/2017	1.430%	500	(28)	0	(28)
Embarq Corp.	BCLY	(1.650%	)	06/20/2016	0.633%	2,000	(125)	0	(125)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	0.623%	1,000	(24)	(16)	(8)
Embarq Corp.	JPM	(2.350%	)	06/20/2016	0.633%	1,000	(106)	0	(106)
Macy's Retail Holdings, Inc.	BCLY	(6.780%	)	09/20/2015	3.026%	2,000	(377)	0	(377)
Macy's Retail Holdings, Inc.	BNP	(5.000%	)	09/20/2014	2.929%	700	(64)	(73)	9
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.445%	1,000	(31)	(23)	(8)
Nabors Industries, Inc.	BCLY	(2.710%	)	03/20/2018	1.096%	500	(58)	0	(58)
Newell Rubbermaid, Inc.	UBS	(1.790%	)	06/20/2018	1.730%	965	(5)	0	(5)
Pearson Dollar Finance PLC	BCLY	(0.770%	)	06/20/2018	0.581%	750	(11)	0	(11)
Rio Tinto Alcan, Inc.	BCLY	(1.740%	)	06/20/2015	0.287%	500	(39)	0	(39)

124	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection (1) (Cont.)
Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Rohm and Haas Co.	BNP	(1.600%	)	09/20/2017	1.025%	$1,000	$(40)	$0	$(40)
RR Donnelley & Sons Co.	BOA	(5.000%	)	09/20/2016	2.372%	1,000	(153)	(92)	(61)
RR Donnelley & Sons Co.	BOA	(3.500%	)	03/20/2019	2.489%	1,000	(74)	0	(74)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.378%	1,200	37	43	(6)
UST, Inc.	BCLY	(0.700%	)	03/20/2018	0.186%	1,000	(39)	0	(39)
Valero Energy Corp.	GSC	(2.700%	)	03/20/2019	2.508%	250	(4)	0	(4)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.057%	1,000	4	16	(12)
Whirlpool Corp.	BOA	(2.980%	)	09/20/2016	1.825%	1,000	(69)	0	(69)

							$(1,360)	$84	$(1,444)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection (2)
Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009 (3)	Notional Amount (4)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	3.050%	12/20/2009	0.574%	$500	$7	$0	$7
Brazil Government International Bond	DUB	1.400%	05/20/2010	0.574%	1,500	17	0	17
Brazil Government International Bond	JPM	2.900%	11/20/2009	0.574%	1,000	14	0	14
Brazil Government International Bond	JPM	3.050%	11/20/2009	0.574%	100	2	0	2
Brazil Government International Bond	MLP	2.250%	11/20/2009	0.574%	150	2	0	2
Brazil Government International Bond	UBS	3.250%	12/20/2009	0.574%	500	8	0	8
Colombia Government International Bond	DUB	2.150%	05/20/2010	0.757%	2,000	37	0	37
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	1,465	153	0	153
Mexico Government International Bond	DUB	2.950%	12/20/2009	0.914%	500	6	0	6
Mexico Government International Bond	JPM	2.100%	11/20/2009	0.914%	150	1	0	1
Mexico Government International Bond	JPM	2.850%	11/20/2009	0.914%	1,000	13	0	13
Mexico Government International Bond	JPM	2.900%	11/20/2009	0.914%	100	1	0	1
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.914%	920	16	0	16
Mexico Government International Bond	UBS	3.100%	12/20/2009	0.914%	500	7	0	7
Republic of Korea Government Bond	JPM	3.430%	12/20/2009	0.673%	500	4	0	4
Republic of Korea Government Bond	JPM	3.450%	12/20/2009	0.673%	1,000	7	0	7
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%	100	1	0	1
Republic of Korea Government Bond	UBS	1.900%	12/20/2009	0.673%	150	1	0	1
Republic of Korea Government Bond	UBS	3.500%	12/20/2009	0.673%	500	4	0	4
Russia Government International Bond	JPM	6.500%	11/20/2009	0.532%	100	3	0	3
Russia Government International Bond	MLP	3.800%	11/20/2009	0.532%	150	3	0	3
Russia Government International Bond	MSC	10.500%	11/20/2009	0.532%	1,000	53	0	53
VTB Capital S.A.	BCLY	1.000%	12/20/2010	2.551%	5,000	(92)	(82)	(10)

						$268	$(82)	$350

Credit Default Swaps on Credit Indices - Sell Protection (2)
Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 15-30%	DUB	0.900%	12/20/2012	$500	$8	$0	$8
CDX.IG-9 5-Year Index 15-30%	DUB	1.040%	12/20/2012	500	10	0	10
CDX.IG-9 5-Year Index 15-30%	DUB	1.160%	12/20/2012	500	12	0	12
CDX.IG-9 5-Year Index 15-30%	DUB	1.820%	12/20/2012	2,500	111	0	111
CDX.IG-9 5-Year Index 15-30%	MLP	1.720%	12/20/2012	2,500	103	0	103
CDX.IG-9 5-Year Index 15-30%	MSC	1.163%	12/20/2012	3,000	71	0	71

					$315	$0	$315

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See Accompanying Notes	Semiannual Report	September 30, 2009	125

Consolidated Schedule of Investments  Global Multi-Asset Fund  (Cont.)

Total Return Swaps on Indices (Commodities & Equities)
Pay/Receive Total Return on Reference Index	Index	# of Shares or Units	Floating Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	41,133	3-Month U.S. Treasury Bill rate plus a specified spread	$4,670	10/28/2009	BCLY	$146
Receive	DJUBSTR Index	22,521	3-Month U.S. Treasury Bill rate plus a specified spread	6,900	10/28/2009	GSC	220
Receive	DJUBSTR Index	133,404	3-Month U.S. Treasury Bill rate plus a specified spread	34,040	10/28/2009	MSC	1,068
Receive	iShares MSCI EM Index	2,152,283	1-Month USD-LIBOR plus 0.040%	75,997	01/29/2010	MLP	7,731
Receive	iShares MSCI EAFE Index	1,042,815	1-Month USD-LIBOR plus 0.210%	57,073	04/15/2010	MLP	(41)

							$9,124

(6)	Floating rate is based upon predetermined notional amounts, which may be a multiple of the number of shares or units disclosed.

(h)	Purchased options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index December Futures	$600.000	12/19/2009	293	$1,284	$16
Put - CBOE S&P 500 Index December Futures	700.000	12/19/2009	115	817	14
Put - CBOE S&P 500 Index December Futures	850.000	12/19/2009	2,822	1,730	1,863
Put - CBOE S&P 500 Index December Futures	700.000	12/18/2010	735	7,058	1,731

				$10,889	$3,624

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	HSBC	6-Month GBP-LIBOR	Receive	5.000%	09/14/2018	GBP	2,000	$56	$106

(i)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts
Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index December Futures	$500.000	12/19/2009	115	$197	$1
Put - CBOE S&P 500 Index December Futures	600.000	12/18/2010	735	4,555	1,044

				$4,752	$1,045

Interest Rate Swaptions
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009	$87,900	$583	$163

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount	Premium
Balance at 03/31/2009	115	$0	$197
Sales	735	87,900	5,138
Closing Buys	0	0	0
Expirations	0	0	0
Exercised	0	0	0

Balance at 09/30/2009	850	$87,900	$5,335

126	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

(Unaudited) September 30, 2009

(j)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	13,441	11/2009	JPM	$126	$0	$126
Sell	BRL	11,331	10/2009	HSBC	0	(286)	(286)
Buy		11,331	10/2009	JPM	775	0	775
Buy	CAD	22,105	10/2009	CITI	210	0	210
Buy		3,053	10/2009	JPM	42	0	42
Buy	CHF	12,377	10/2009	CITI	610	0	610
Sell		12,377	10/2009	JPM	39	0	39
Buy		12,377	12/2009	JPM	0	(40)	(40)
Buy	CNY	38,490	03/2010	JPM	0	(18)	(18)
Buy		66,164	06/2010	HSBC	0	(88)	(88)
Buy	EUR	18,889	10/2009	JPM	618	0	618
Buy	GBP	19,702	10/2009	JPM	36	(1,082)	(1,046)
Buy	JPY	493,487	10/2009	JPM	3	0	3
Buy		1,361,969	10/2009	UBS	457	0	457
Buy	SEK	27,963	10/2009	CITI	515	0	515
Sell		27,963	10/2009	JPM	0	(7)	(7)
Buy		27,963	12/2009	JPM	7	0	7

					$3,438	$(1,521)	$1,917

(k)	Fair Value Measurements +

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund's assets and liabilities:

Category ++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 09/30/2009
PIMCO Funds	$366,667	$0	$0	$366,667
Corporate Bonds & Notes	0	153,460	0	153,460
U.S. Treasury Obligations	0	154,899	0	154,899
Exchange-Traded Funds	62,978	0	0	62,978
Short-Term Instruments	232,146	34,294	0	266,440
Other Investments +++	3,624	43,723	0	47,347

Investments, at value	$665,415	$386,376	$0	$1,051,791

Financial Derivative Instruments ++++	$211	$10,099	$0	$10,310

Total	$665,626	$396,475	$0	$1,062,101

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(l)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund's derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Assets:
Investments, at value (purchased options)	$106	$0	$0	$3,624	$0	$3,730
Variation margin receivable ^^	631	0	0	625	0	1,256
Unrealized appreciation on foreign currency contracts	0	3,438	0	0	0	3,438
Unrealized appreciation on swap agreements	0	0	684	7,731	1,434	9,849

	$737	$3,438	$684	$11,980	$1,434	$18,273

Liabilities:
Written options outstanding	$163	$0	$0	$1,045	$0	$1,208
Unrealized depreciation on foreign currency contracts	0	1,521	0	0	0	1,521
Unrealized depreciation on swap agreements	0	0	1,463	41	0	1,504

	$163	$1,521	$1,463	$1,086	$0	$4,233

See Accompanying Notes	Semiannual Report	September 30, 2009	127

Consolidated Schedule of Investments  Global Multi-Asset Fund  (Cont.)

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized (loss) on investments (purchased options)	$0	$0	$0	$(642)	$0	$(642)
Net realized gain (loss) on futures contracts, written options and swaps	(534)	0	(401)	42,194	(1,434)	39,825
Net realized gain on foreign currency transactions	0	4,524	0	0	0	4,524

	$(534)	$4,524	$(401)	$41,552	$(1,434)	$43,707

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized appreciation (depreciation) on investments (purchased options)	$41	$0	$0	$(6,831)	$0	$(6,790)
Net change in unrealized appreciation (depreciation) on futures contracts, written options and swaps	2,195	0	(645)	4,093	1,434	7,077
Net change in unrealized appreciation on translation of assets and liabilities denominated in foreign currencies	0	1,919	0	0	0	1,919

	$2,236	$1,919	$(645)	$(2,738)	$1,434	$2,206

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day's variation margin is reported within the Statement of Assets and Liabilities.

128	PIMCO Funds	Strategic Markets Funds	See Accompanying Notes

Notes to Financial Statements	(Unaudited) September 30, 2009

1.  ORGANIZATION

PIMCO Funds (the “Trust”) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. Information presented in these financial statements pertains to the Institutional Class, Class P, Administrative Class and Class D shares (the “Institutional Classes”) of 14 funds (the “Funds”) offered by the Trust. Certain detailed financial information for the A, B, C and R Classes (the “Other Classes”) is provided separately and is available upon request.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(a) Determination of Net Asset Value  The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

(b) Investment Valuation  For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Domestic and foreign fixed income securities and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair value. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. A Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”) the responsibility for applying the valuation methods. For instance, certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board of Trustees has delegated to PIMCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

When a Fund uses fair value pricing to determine its NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees or persons acting at their direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board of Trustees or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Levels 1, 2, and 3). Categorization of fair value measurements is determined by the nature of the inputs as follows: inputs using quoted prices in active markets for identical assets or liabilities (“Level 1”), significant other observable inputs (“Level 2”), and significant unobservable inputs (“Level 3”). Valuation levels are not necessarily an indication of the risk associated with investing in those securities. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Securities Transactions and Investment Income  Securities transactions are recorded as of the trade date for financial reporting purposes. Securities

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purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

(d) Cash and Foreign Currency  The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. Dollars based on the current exchange rates each business day. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated on the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

(e) Multiclass Operations  Each class offered by the Trust has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). For daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative value of settled shares. For non-daily dividend Funds, income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets. Realized and unrealized capital gains and losses of each class are allocated daily based on the relative net assets of each class of the respective Fund. Class specific expenses, where applicable, currently include supervisory and administrative, distribution and servicing fees.

(f) Dividends and Distributions to Shareholders  Dividends from net investment income, if any, are declared and distributed to shareholders quarterly. Net realized capital gains earned by each Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal year when income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of mortgage paydowns, swaps, foreign currency transactions and contingent debt instruments. As a result, income dividends and capital gain distributions declared during a fiscal period may differ significantly from the net investment income and realized capital gain reported on each Fund’s annual financial statements presented under U.S. GAAP.

Distributions classified as a tax basis return of capital, if any, are reflected on the accompanying Statements of Changes in Net Assets and have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and/or paid in capital to more appropriately conform financial accounting to tax characterizations of dividend distributions.

(g) Statement of Cash Flows  U.S. GAAP requires entities providing financial statements that report both a financial position and results of operations to also provide a statement of cash flows for each period for which results of operations are provided, but exempts investment companies meeting certain conditions. One of the conditions is that the enterprise had little or no debt, based on the average debt outstanding during the period, in relation to average total assets. Funds with certain degrees of borrowing activity, typically through the use of reverse repurchase agreements, have been determined to be at a level requiring a Statement of Cash Flows. Statements of Cash Flows have been prepared using the indirect method which requires net investment income to be adjusted to reconcile to net cash flow from operating activities.

3.  SECURITIES AND OTHER INVESTMENTS

(a) Delayed-Delivery Transactions  Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

(b) Inflation-Indexed Bonds  Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

(c) Loan Participations and Assignments  Certain Funds may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. A Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When a Fund purchases assignments from lenders it acquires direct rights against the borrower of the loan. Certain Funds may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate Funds to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. A Fund may receive a commitment fee based on the undrawn portion of

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the underlying line of credit portion of a floating rate loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned/paid are recorded as a component of interest income or interest expense on the Statements of Operations.

(d) Mortgage-Related and Other Asset-Backed Securities  Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of pre-payments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the United States Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

Collateralized Mortgage Obligations (“CMOs”) are debt obligations of a legal entity that is collateralized by mortgages and divided into classes. CMOs are structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including pre-payments. Commercial Mortgage-Backed Securities (“CMBS”) include securities that reflect an interest in, and are secured by, mortgage loans on commercial real property. Many of the risks of investing in CMBS reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. CMOs and CMBS may be less liquid and may exhibit greater price volatility than other types of mortgage- or asset-backed securities.

Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). Payments received for IOs are included in interest income on the Statements of Operations. Because little to no principal will be received at the maturity of an IO, adjustments are made to the book value of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

Collateralized Debt Obligations (“CDOs”) include Collateralized Bond Obligations (“CBOs”), Collateralized Loan Obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the quality of the collateral may decline in value or default, (iii) a Fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

(e) Repurchase Agreements  Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Fund’s custodian or designated subcustodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset in the Statements of Assets and Liabilities. Interest earned is recorded as a component of interest income on the Statements of Operations. In periods of increased demand for collateral, a Fund may pay a fee for receipt of collateral, which may result in interest expense to the Fund. Generally, in the event of counterparty default, a Fund has the right to use the collateral to offset losses incurred. If the counterparty should default, a Fund will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

(f) Restricted Securities  Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Disposal of restricted securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Restricted securities outstanding at the period ended September 30, 2009 are disclosed in the Notes to the Schedules of Investments.

(g) Reverse Repurchase Agreements  Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the investment adviser or otherwise cover its obligations under reverse repurchase agreements.

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(h) Short Sales  Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

(i) U.S. Government Agencies or Government-Sponsored Enterprises  Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the United States government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation the common stock of which is owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the United States Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.

On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHMLC into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC and of any stockholder, officer or director of FNMA and FHLMC with respect to FNMA and FHLMC and the assets of FNMA and FHLMC. FHFA selected a new chief executive officer and chairman of the board of directors for each of FNMA and FHLMC. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise. This agreement contains various covenants that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to each of FNMA and FHLMC as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of FNMA and FHLMC. Both the liquidity backstop and the mortgage-backed securities purchase program are scheduled to expire in December 2009. FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement are both intended to enhance each of FNMA’s and FHLMC’s ability to meet its obligations.

4.  FINANCIAL DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why the Funds use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Investments. The derivative instruments outstanding as of period end as disclosed in the Notes to Schedules of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

(a) Foreign Currency Contracts  Certain Funds may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

(b) Futures Contracts  Certain Funds may enter into futures contracts. A Fund may use futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, a Fund is required to deposit with its futures broker, an amount of cash or U.S. Government and Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

(c) Options Contracts  Certain Funds may write call and put options on futures, swaps (“swaptions”), securities, commodities or currencies it owns or in which it may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to

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reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market.

Certain Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium which is included on the Fund’s Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

(d) Swap Agreements   Certain Funds may invest in swap agreements. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. A Fund may enter into credit default, interest rate, total return and other forms of swap agreements to manage its exposure to credit, currency, interest rate and commodity and inflation risk. In connection with these agreements, securities or cash may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed unreliable, certain swap agreements may be valued pursuant to guidelines established by the Board of Trustees. In the event that market quotes are not readily available and the swap cannot be valued pursuant to one of the valuation methods, the value of the swap will be determined in good faith by the Valuation Committee of the Board of Trustees, generally based upon recommendations provided by PIMCO.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the

Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by the posting of collateral to a Fund to cover a Fund’s exposure to the counterparty.

Credit Default Swap Agreements  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or

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U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of September 30, 2009 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Interest Rate Swap Agreements  Certain Funds are subject to interest risk exposure in the normal course of pursuing its investment objectives. Because a Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, a Fund may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

Total Return Swap Agreements  Certain Funds may enter into total return swap agreements to gain or mitigate exposure of the underlying reference securities. Total return swap agreements on commodities involve commitments where cash flows are exchanged based on the price of a commodity and based on a fixed or variable rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

5.  PRINCIPAL RISKS

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk).

Market Risks  A Fund’s investments in derivatives and other financial instruments expose the Fund to various risks such as, but not limited to, interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income’s market price to interest rate (i.e. yield) movements.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, a Fund’s investments in foreign currency denominated securities may reduce the returns of the Fund.

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The market values of equities, such as common stocks and preferred stocks or equity related investments such as futures, options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

A Fund’s investments in commodity-linked derivative instruments may subject the Fund to greater market price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Credit and Counterparty Risks  A Fund will be exposed to credit risk on parties with whom it trades and will also bear the risk of settlement default. A Fund minimizes concentrations of credit risk by undertaking transactions with a large number of customers and counterparties on recognized and reputable exchanges. A Fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. PIMCO, as the investment adviser, minimizes counterparty risks to the Funds by performing extensive reviews of each counterparty and obtaining approval from the Counterparty Risk Committee prior to entering into transactions with a third party. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

A Fund is subject to various Master Agreements, which govern the terms of certain transactions with select counterparties. These Master Agreements reduce the counterparty risk associated with relevant transactions by allowing a Fund to net contracts in the event of default. All amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties. The Master Repo Agreements maintain provisions for, initiation, income payments, events of default, and maintenance of collateral for Repurchase Agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain purchases and sales made on a delayed-delivery basis by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern transactions, over-the-counter derivative and foreign exchange contracts, entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to early terminate could be material to the financial statements.

On September 15, 2008, Lehman Brothers Holdings Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code. On September 19, 2008, a proceeding under the Securities Investor Protection Act (SIPA) was commenced with respect to Lehman Brothers Inc., a broker-dealer. A trustee appointed under SIPA is administering the bankruptcy estate of Lehman Brothers Inc. Lehman Brothers International (Europe) was placed in administration under the UK Insolvency Act on September 15, 2008. Lehman Brothers Special Financing Inc. filed for protection under Chapter 11 of the United States Bankruptcy Code on October 3, 2008. In connection with these filings, the Lehman Brothers group of companies (collectively “Lehman Brothers”) will be reorganized and/or liquidated in an orderly fashion, subject to court approval. Each Lehman Brothers entity is a separate legal entity that is subject to its own bankruptcy proceeding.

Certain Funds had select holdings, credit default swap agreements, and securities and derivatives transactions outstanding with Lehman Brothers entities as issuer, referenced entity, counterparty or guarantor at the time the relevant Lehman Brothers entity filed for protection or was placed in administration. The security holdings, credit default swap agreements, and securities and derivatives transactions associated with Lehman Brothers have been written down to their estimated recoverable values. Anticipated losses for securities and derivatives transactions associated with Lehman Brothers have been incorporated as components of receivable for investments sold or payable for investments purchased on the Statements of Assets and Liabilities and net realized gain (loss) on investments on the Statements of Operations. Financial assets and liabilities may be offset and the net amount may be reported on the Statements of Assets and Liabilities where there is a legally enforceable right to set off the recognized amounts and the U.S. GAAP provision have been met. A facilitated auction occurred on October 10, 2008 comprising multiple pre-approved brokerage agencies to determine the estimated recovery rate for holdings and credit default swap agreements with Lehman Brothers Holdings Inc. as referenced entity. These recovery rates have been utilized in determining estimated recovery values.

PIMCO delivered notices of default to the relevant Lehman Brothers entities in accordance with the terms of the applicable agreements. For transactions with Lehman Brothers counterparties, PIMCO terminated the trades, obtained quotations from brokers for replacement trades and, where deemed appropriate, re-opened positions with new counterparties.

Where relevant the Funds have filed claims with Lehman Brothers Inc. and intend to do so with other Lehman Brothers entities, in accordance with the applicable bankruptcy proceedings. In addition, Funds that owed money to Lehman Brothers Special Financing Inc. have entered into a settlement agreement with Lehman Brothers Special Financing Inc. and have paid such amounts.

6.  BASIS FOR CONSOLIDATION FOR THE PIMCO GLOBAL MULTI-ASSET FUND®

The PIMCO Cayman Commodity Fund II Ltd. (the “GMA Subsidiary”), a Cayman Islands exempted company, was incorporated on November 21, 2008 as a wholly owned subsidiary acting as an investment vehicle for the Global Multi-Asset Fund (the “GMA Fund”) in order to effect certain investments for the GMA Fund consistent with the GMA Fund’s investment objectives and policies specified in its

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Notes to Financial Statements   (Cont.)

prospectus and statement of additional information. A subscription agreement was entered into between the GMA Fund and the GMA Subsidiary on December 10, 2008, comprising the entire issued share capital of the GMA Subsidiary with the intent that the GMA Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of the GMA Subsidiary, shares issued by the GMA Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the GMA Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the GMA Subsidiary. As of September 30, 2009, net assets of the GMA Fund were approximately $1 billion, of which approximately $8.748 million, or approximately 0.9%, represented the GMA Fund’s ownership of all issued shares and voting rights of the GMA Subsidiary.

7.  FEES AND EXPENSES

(a) Investment Advisory Fee  PIMCO is a majority-owned subsidiary of Allianz Global Investors of America L.P. (“AGI”), and serves as investment adviser (the “Adviser”) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund, at an annual rate based on average daily net assets (the “Investment Advisory Fee”). The Investment Advisory Fee for all classes is charged at an annual rate as noted in the table below.

Research Affiliates, LLC (“Research Affiliates”) serves as the sub-adviser to the All Asset, All Asset All Authority, EM Fundamental IndexPLUSTM TR Strategy, Fundamental Advantage Total Return Strategy, Fundamental IndexPLUSTM and Fundamental IndexPLUSTM TR Funds. PIMCO pays a fee to Research Affiliates at an annual rate of 0.175%, 0.20%, 0.12%, 0.12%, 0.12% and 0.12%, respectively, based on average daily net assets.

(b) Supervisory and Administrative Fee  PIMCO serves as administrator (the “Administrator”), and provides supervisory and administrative services to the Trust for which it receives a monthly supervisory and administrative fee based on each share class’s average daily net assets (the “Supervisory and Administrative Fee”). As the Administrator, PIMCO bears the costs of various third-party services, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs.

The Investment Advisory and Supervisory and Administrative Fees for all classes are charged at an annual rate as noted in the following table:

	Investment Advisory Fee		Supervisory and Administrative Fee

Fund Name	All Classes		Institutional Class	Administrative Class	A, B and C Classes	Class D	Class P	Class R
All Asset Fund	0.175%	(1)	0.05%	0.05%	0.40%	0.20%	0.15%	0.45%
All Asset All Authority Fund	0.20%		0.05%	N/A	0.40%	0.20%	0.15%	N/A
EM Fundamental IndexPLUSTM TR Strategy Fund	0.85%		0.40%	N/A	N/A	N/A	N/A	N/A
Fundamental Advantage Total Return Strategy Fund	0.64%		0.25%	N/A	0.40%	0.40%	N/A	N/A
Fundamental IndexPLUSTM Fund	0.45%		0.25%	0.25%	N/A	0.40%	N/A	N/A
Fundamental IndexPLUSTM TR Fund	0.54%		0.25%	0.25%	0.40%	0.40%	0.35%	N/A
International StocksPLUS® TR Strategy Fund (Unhedged)	0.39%		0.25%	0.25%	0.40%	0.40%	0.35%	N/A
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	0.45%		0.30%	N/A	0.45%	0.45%	N/A	N/A
Small Cap StocksPLUS® TR Fund	0.44%		0.25%	N/A	0.40%	0.40%	0.35%	N/A
StocksPLUS® Fund	0.25%		0.25%	0.25%	0.40%	0.40%	0.35%	0.40%
StocksPLUS® Long Duration Fund	0.35%		0.24%	N/A	N/A	N/A	N/A	N/A
StocksPLUS® Total Return Fund	0.39%		0.25%	N/A	0.40%	0.40%	0.35%	N/A
StocksPLUS® TR Short Strategy Fund	0.44%		0.25%	N/A	0.40%	0.40%	N/A	N/A
Global Multi-Asset Fund(2)	0.90%		0.05%	N/A	0.40%	0.40%	0.15%	0.40%

(1)

PIMCO has contractually agreed, through July 31, 2010, to reduce its Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds (as defined herein). PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

(2)

PIMCO has contractually agreed, through July 31, 2010, to waive, first, the Supervisory and Administrative Fee and, to the extent necessary, the Investment Advisory Fee it receives from the Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Supervisory and Administrative Fee or the Supervisory and Administrative Fee and Investment Advisory Fee taken together are greater than or equal to the Investment Advisory Fees and Supervisory and Adminstrative Fees of the Underlying PIMCO Funds. This waiver renews annually for a full year unless terminated by PIMCO upon at least 30 days’ notice prior to the end of the contract term. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place.

(c) Distribution and Servicing Fees  Allianz Global Investors Distributors LLC (“AGID”) is an indirect wholly-owned subsidiary of AGI and serves as the distributor (the “Distributor”) of the Trust’s shares. The Trust is permitted to reimburse AGID on a quarterly basis, out of the Administrative Class assets of each Fund offering Administrative Class Shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, for payments made to financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. Unreimbursed costs may be carried forward for reimbursement for up to twelve months beyond the date in which it is incurred, subject always to the limit that not more than 0.25% of the average daily net assets attributable to an Administrative Class may be expensed. The effective rate paid to AGID was 0.25% during the current fiscal year with no unreimbursed costs to be carried forward as of September 30, 2009.

Pursuant to the Distribution and Servicing Plans adopted by the A, B, C, D and R Classes of the Trust, the Trust compensates AGID or an affiliate for services

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provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C, D and R Classes. The Trust paid AGID distribution and servicing fees at effective rates as set forth in the following table (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

	Allowable Rate
	Distribution Fee	Servicing Fee
Class A
All Funds	—	0.25%
Class B
All Funds	0.75%	0.25%
Class C
StocksPLUS® Fund	0.50%	0.25%
All other Funds	0.75%	0.25%
Class D
All Funds	—	0.25%
Class R
All Funds	0.25%	0.25%

AGID also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended September 30, 2009, AGID received $10,171,822 from the Trust representing commissions (sales charges) and contingent deferred sales charges.

(d) Redemption Fees  Prior to May 1, 2009, shareholders of certain Funds were subject to a Redemption Fee on redemptions and exchanges of 2.00% of the NAV of the Fund. Effective May 1, 2009, the Funds no longer impose Redemption Fees. Actual redemption fees charged are reported on the Statements of Changes in Net Assets.

(e) Fund Expenses  The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust’s executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses and bank overdraft charges; (v) fees and expenses of the Trustees who are not “interested persons” of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expenses and (viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class Shares, and may include certain other expenses as permitted by the Trust’s Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed on the Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above.

PIMCO has agreed to waive a portion of the EM Fundamental IndexPLUSTM TR Strategy, Fundamental Advantage Total Return Strategy, International StocksPLUS® TR Strategy (Unhedged), Small Cap StocksPLUS® TR, StocksPLUS® Long Duration and Global Multi-Asset Funds’ Supervisory and Administrative Fees in each Fund’s first fiscal year, to the extent that the payment of each Fund’s pro rata share of organizational expenses and Trustee Fees cause the actual expense ratio to rise above the rates disclosed in the then-current prospectus plus 0.0049%

as set forth below (calculated as a percentage of each Fund’s average daily net assets attributable to each class):

Fund Name	Inst’l Class	Admin Class	Class A	Class C	Class D	Class P	Class R
EM Fundamental IndexPLUSTM
TR Strategy Fund	1.25%	—	—	—	—	—	—
Fundamental Advantage Total Return Strategy Fund	0.89%	—	1.29%	2.04%	1.29%	—	—
International StocksPLUS® TR Strategy Fund (Unhedged)	0.69%	0.94%	1.09%	1.84%	1.09%	—	—
Small Cap StocksPLUS® TR Fund	0.74%	—	1.14%	1.89%	1.14%	—	—
StocksPLUS® Long Duration Fund	0.59%	—	—	—	—	—	—
Global Multi-Asset Fund	0.52%	—	1.12%	1.87%	1.12%	0.62%	1.37%

PIMCO may be reimbursed for these waived amounts in future periods, not to exceed thirty-six months after the waiver. Expenses that have been waived may still be reimbursed by the Administrator, to the extent the Funds’ annualized total portfolio operating expenses plus the amount so reimbursed does not exceed the operating expense limitation. The recoverable amounts to the Administrator at September 30, 2009, were as follows (amounts in thousands):

Fund Name	Recoverable Amounts
EM Fundamental IndexPLUSTM TR Strategy Fund	$34
Fundamental Advantage Total Return Strategy Fund	4
International StocksPLUS® TR Strategy Fund (Unhedged)	55
Small Cap StocksPLUS® TR Fund	44
StocksPLUS® Long Duration Fund	21
Global Multi-Asset Fund	93

Each unaffiliated Trustee receives an annual retainer of $100,000, plus $9,500 for each Board of Trustees meeting attended in person, $750 ($1,000 in the case of the audit committee chair) for each committee meeting attended and $1,500 for each Board of Trustees meeting attended telephonically, plus reimbursement of related expenses. In addition, the audit committee chair receives an additional annual retainer of $15,000 and each other committee chair receives an additional annual retainer of $1,500.

The All Asset Fund, All Asset All Authority Fund and PIMCO Funds Private Account Portfolio Series: Short-Term Floating NAV Portfolio (“PAPS Short-Term Floating NAV Portfolio”) do not bear Trustee Fees. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Trust from the Administrator or its affiliates.

(f) Acquired Fund Fees and Expenses (Underlying PIMCO Fund Expenses)  The Underlying PIMCO Fund expenses for the All Asset Fund (the “AA Fund”) and the Global Multi-Asset Fund (the “GMA Fund”) are based upon an allocation of the AA and GMA Funds’ assets among the Underlying PIMCO Funds and upon the total annual operating expenses of the Institutional Class shares of

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Notes to Financial Statements   (Cont.)

these Underlying PIMCO Funds. Underlying PIMCO Fund expenses will vary with changes in the expenses of the Underlying PIMCO Funds, as well as allocation of the AA and GMA Funds’ assets.

PIMCO has contractually agreed, through July 31, 2010, to reduce the AA Fund’s Investment Advisory Fee to the extent that the Underlying PIMCO Fund expenses attributable to Investment Advisory and Supervisory and Administrative Fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO has contractually agreed, through July 31, 2010 to waive, first, the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the expenses attributable to Investment Advisory and Supervisory and Administrative Fees of Underlying PIMCO Funds indirectly incurred by the GMA Fund in connection with its investments in Underlying PIMCO Funds, to the extent the Investment Advisory Fee and Supervisory and Administrative Fee are greater than or equal to the Investment Advisory Fees and Supervisory and Administrative Fees of the Underlying PIMCO Funds. The waivers are reflected in the Statement of Operations as a component of Reimbursement by Manager. For the period ended September 30, 2009, the amounts were $563,296 and $562,127 respectively, for the AA and GMA Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

The GMA Subsidiary has entered into a separate contract with PIMCO for the management of the GMA Subsidiary’s portfolio pursuant to which the GMA Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. PIMCO has contractually agreed to waive the Investment Advisory Fee and the Supervisory and Administrative Fee it receives from the GMA Fund in an amount equal to the management fee and administrative services fee, respectively, paid to PIMCO by the GMA Subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the GMA Subsidiary is in place. The waiver is reflected in the Statement of Operations as a component of

Reimbursement by Manager. For the period ended September 30, 2009, the amount was $1,463.

8.  RELATED PARTY TRANSACTIONS

The Adviser, Administrator, and Distributor are related parties. Fees payable to these parties are disclosed in Note 7 and the accrued related party fees amounts are disclosed in the Statements of Assets and Liabilities.

Certain Funds are permitted to purchase or sell securities from or to certain related affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. During the period ended September 30, 2009, the Funds below engaged in purchases and sales of securities pursuant to the Rule 17a-7 of the Act (amounts in thousands):

Fund Name	Purchases	Sales
EM Fundamental IndexPLUSTM TR Strategy Fund	$12,759	$5,230
Fundamental Advantage Total Return Strategy Fund	36,782	123,371
Fundamental IndexPLUSTM Fund	1,458	28,976
Fundamental IndexPLUSTM TR Fund	7,533	133,610
International StocksPLUS® TR Strategy Fund (Unhedged)	370	5,337
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	961	9,430
Small Cap StocksPLUS® TR Fund	1,283	227,802
StocksPLUS® Fund	4,192	92,223
StocksPLUS® Total Return Fund	3,835	19,458
StocksPLUS® TR Short Strategy Fund	21,582	9,217

The All Asset and All Asset All Authority Funds invest substantially all of their assets in Institutional Class shares of other investment companies of the Trust (the “Underlying PIMCO Funds”). The Global Multi-Asset Fund may invest assets in Institutional Class shares of the Underlying PIMCO Funds. The Underlying PIMCO Funds are considered to be affiliated with the All Asset, All Asset All Authority and Global Multi-Asset Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended September 30, 2009 (amounts in thousands):

All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain(Loss)
CommodityRealReturn Strategy Fund®	$574,672	$581,806	$797,160	$99,674	$543,434	$23,621	$(104,958)
Convertible Fund	781,031	6,890	635,585	100,309	344,464	6,890	(41,353)
Developing Local Markets Fund	722,375	23,825	728,622	232	105,461	4,620	(109,312)
Diversified Income Fund	369,719	14,119	0	(20,987)	466,609	14,119	0
EM Fundamental IndexPLUSTM TR Strategy Fund	134,738	5,147	0	106,675	240,432	5,147	0
Emerging Local Bond Fund	1,028,914	20,417	1,002,728	14,363	207,564	20,417	(112,052)
Emerging Markets Bond Fund	552,466	13,078	400,036	24,841	237,653	13,078	(58,989)
Floating Income Fund	394,311	11,157	295,073	31,266	183,260	11,157	(52,632)
Foreign Bond Fund (Unhedged)	6,291	153	0	173	8,138	153	0
Fundamental Advantage Total Return Strategy Fund	143,248	526,626	0	4,755	740,278	0	0
Fundamental IndexPLUSTM Fund	15,772	0	8,770	(4,553)	13,473	0	(10,429)
Fundamental IndexPLUSTM TR Fund	381,863	0	385,732	49,270	107,929	0	(112,342)
Global Advantage Strategy Bond Fund	0	262,119	0	12,855	274,973	1,686	0
Global Bond Fund (Unhedged)	7,250	0	7,196	0	0	18	(1,613)

138	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2009

All Asset Fund (Cont.)

Underlying PIMCO Funds	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain(Loss)
High Yield Fund	$867,992	$54,923	$936,053	$34,881	$129,804	$22,989	$8,728
Income Fund	205,650	7,474	0	(3,466)	242,465	7,474	0
International StocksPLUS® TR Strategy Fund (Unhedged)	25,829	0	0	(11,170)	44,189	0	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	190,303	0	134,171	(10,894)	132,389	0	(35,604)
Investment Grade Corporate Bond Fund	1,194,700	711,419	421,198	212,029	1,740,911	53,770	21,626
Long Duration Total Return Fund	372,674	46,571	0	46,894	468,064	11,101	0
Long-Term Credit Fund	0	688,801	0	58,498	747,299	8,412	0
Long-Term U.S. Government Fund	6,147	511,920	0	26,180	543,393	4,364	0
Low Duration Fund	5,469	486,797	0	8,000	500,651	2,437	0
Real Return Asset Fund	2,325,721	934,677	0	138,554	3,480,208	59,440	0
Real Return Fund	9,942	706,531	0	31,159	747,796	7,340	0
RealEstateRealReturn Strategy Fund	111,569	0	149,660	14,648	39,237	0	(39,064)
Short-Term Fund	5,895	658,878	14,856	5,187	655,350	1,660	(90)
Small Cap StocksPLUS® TR Fund	338,684	0	310,648	38,806	92,438	0	5,857
StocksPLUS® Fund	6,899	0	0	(3,401)	10,307	0	0
StocksPLUS® Total Return Fund	28,606	0	0	(16,593)	44,328	0	0
Total Return Fund	490,869	579,981	785,833	27,888	342,134	23,527	32,919
Totals	$11,299,599	$6,853,309	$7,013,321	$1,016,073	$13,434,631	$303,420	$(609,308)

All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain(Loss)
CommodityRealReturn Strategy Fund®	$86,763	$124,170	$134,515	$16,851	$104,798	$3,977	$(494)
Convertible Fund	105,481	1,745	96,385	8,483	28,165	571	1,185
Developing Local Markets Fund	85,170	9,609	83,777	559	19,254	420	(17,393)
Diversified Income Fund	24,398	932	0	(1,147)	30,792	932	0
EM Fundamental IndexPLUSTM TR Strategy Fund	22,087	844	0	17,492	39,412	844	0
Emerging Local Bond Fund	108,374	3,253	109,399	3,404	14,823	1,345	(14,305)
Emerging Markets Bond Fund	70,508	5,804	42,104	8,730	44,632	1,879	(5,897)
Floating Income Fund	64,402	1,721	52,058	4,905	25,621	1,721	7,348
Foreign Bond Fund (Unhedged)	7,843	190	0	0	10,146	190	0
Fundamental Advantage Total Return Strategy Fund	55,497	134,788	0	(11,354)	210,085	0	0
Fundamental IndexPLUSTM Fund	529	0	0	(379)	893	0	0
Fundamental IndexPLUSTM TR Fund	55,953	1,566	55,517	5,356	12,004	0	3,705
Global Advantage Strategy Bond Fund	0	36,785	0	1,782	38,567	239	0
Global Bond Fund (Unhedged)	241	0	239	0	0	1	(49)
High Yield Fund	164,817	12,586	135,642	19,443	75,126	5,663	8,573
Income Fund	41,953	1,525	0	(1,061)	49,463	1,525	0
Investment Grade Corporate Bond Fund	222,947	87,331	53,112	41,311	300,330	9,034	2,856
Long Duration Total Return Fund	89,117	9,530	0	11,515	110,111	2,609	0
Long-Term Credit Fund	0	104,141	0	8,973	113,114	1,282	0
Long-Term U.S. Government Fund	4,674	115,540	2,319	6,303	123,597	1,152	21
Low Duration Fund	749	16	0	22	838	16	0
Real Return Asset Fund	319,902	173,773	0	32,133	524,655	8,234	0
Real Return Fund	710	148,712	0	6,041	155,400	1,369	0
RealEstateRealReturn Strategy Fund	13,543	709	13,867	2,827	6,937	0	(1,676)
Short-Term Fund	1	0	0	0	1	0	0
Small Cap StocksPLUS® TR Fund	53,455	0	55,901	2,200	4,988	0	3,677
StocksPLUS® Fund	735	0	0	(484)	1,098	0	0
StocksPLUS® Total Return Fund	1,163	0	0	(702)	1,803	0	0
StocksPLUS® TR Short Strategy Fund	348	391,321	7,383	(34,066)	348,858	4,453	(1,325)
Total Return Fund	80,125	219,127	35,443	17,563	280,923	6,783	35
Totals	$1,681,485	$1,585,718	$877,661	$166,700	$2,676,434	$54,239	$(13,739)

Semiannual Report	September 30, 2009	139

Notes to Financial Statements   (Cont.)

Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
CommodityRealReturn Strategy Fund®	$19,956	$25,957	$53,218	$0	$0	$1,102	$4,464
Emerging Local Bond Fund	4,475	8,783	0	1,818	15,017	306	0
Emerging Markets and Infrastructure Bond Fund	0	27,757	0	94	27,851	37	0
Emerging Markets Bond Fund	6,476	11,389	0	2,397	19,979	419	0
Global Advantage Strategy Bond Fund	0	69,219	0	2,432	71,651	320	0
Global Bond Fund (Unhedged)	12,824	31,941	0	4,282	49,989	604	0
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	22	0	25	0	0	0	6
Investment Grade Corporate Bond Fund	4,442	5,088	10,432	0	0	181	1,003
Real Return Fund	6,953	9,816	12,350	699	5,181	262	450
RealEstateRealReturn Strategy Fund	3,483	4,459	11,281	0	0	0	2,569
Short-Term Floating NAV Portfolio	59,628	524,545	352,100	58	232,146	245	23
StocksPLUS® Fund	0	89,194	0	13,098	102,292	0	0
Total Return Fund	13,516	75,468	17,000	2,530	74,707	1,044	99
Totals	$131,775	$883,616	$456,406	$27,408	$598,813	$4,520	$8,614

Each Fund may invest in the PAPS Short-Term Floating NAV Portfolio to the extent permitted by the Act and rules thereunder. The PAPS Short-Term Floating NAV Portfolio is a registered investment company created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, another series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PAPS Short-Term Floating NAV Portfolio may incur expenses related to its investment activities, but does not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PAPS Short-Term Floating NAV Portfolio is considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PAPS Short-Term Floating NAV Portfolio for the period ended September 30, 2009 (amounts in thousands):

Fund Name	Market Value 03/31/2009	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2009	Dividend Income	Net Capital and Realized Gain
EM Fundamental IndexPLUSTM TR Strategy Fund	$24,810	$182,450	$207,100	$0	$169	$50	$8
Fundamental Advantage Total Return Strategy Fund	33,711	460,405	419,000	0	75,151	105	35
Fundamental IndexPLUSTM Fund	12,402	93,228	92,500	0	13,141	28	11
Fundamental IndexPLUSTM TR Fund	14,233	390,937	393,400	0	11,772	37	1
International StocksPLUS® TR Strategy Fund (Unhedged)	7,103	45,510	44,800	0	7,815	10	2
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	21,009	348,343	354,200	0	15,169	43	20
Small Cap StocksPLUS® TR Fund	238	242,126	224,500	0	17,875	26	12
StocksPLUS® Fund	25,014	396,008	328,100	14	92,965	108	30
StocksPLUS® Long Duration Fund	24,710	179,081	160,300	7	43,523	81	25
StocksPLUS® Total Return Fund	14,906	77,129	75,000	3	17,045	29	9
StocksPLUS® TR Short Strategy Fund	5,006	220,168	184,800	(1)	40,396	68	23

9.  GUARANTEES AND INDEMNIFICATIONS

Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust (including the Trust’s investment manager) is indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts.

10.  PURCHASES AND SALES OF SECURITIES

The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as “portfolio turnover.” Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective, particularly during periods of volatile market movements. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are generally taxed at ordinary income tax rates). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance. The portfolio turnover rates are reported in the Financial Highlights.

140	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2009

Purchases and sales of securities (excluding short-term investments) for the period ended September 30, 2009, were as follows (amounts in thousands):

	U.S. Government/Agency		All Other
Fund Name	Purchases	Sales	Purchases	Sales
All Asset Fund	$0	$0	$6,853,309	$7,013,321
All Asset All Authority Fund	0	0	1,585,718	877,661
EM Fundamental IndexPLUSTM TR Strategy Fund	727,752	703,619	283,724	252,955
Fundamental Advantage Total Return Strategy Fund	1,570,810	1,077,984	773,681	608,966
Fundamental IndexPLUSTM Fund	232,385	233,145	251,388	265,837
Fundamental IndexPLUSTM TR Fund	1,806,331	2,224,854	479,073	657,288
International StocksPLUS® TR Strategy Fund (Unhedged)	161,586	172,426	82,955	85,813
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,816,544	3,104,031	384,295	500,179
Small Cap StocksPLUS® TR Fund	1,008,884	1,385,849	277,109	464,288
StocksPLUS® Fund	693,836	786,772	484,186	454,311
StocksPLUS® Long Duration Fund	775,962	696,733	316,311	167,491
StocksPLUS® Total Return Fund	746,045	789,094	148,596	157,099
StocksPLUS® TR Short Strategy Fund	898,673	658,198	339,858	223,881
Global Multi-Asset Fund	990,044	856,770	1,081,862	496,459

11.  LINE OF CREDIT

On November 24, 2008, the All Asset All Authority Fund (the “AAAA Fund”) entered into a revolving credit agreement with State Street Bank & Trust Company. Under this agreement, there is a maximum available commitment amount equal to $240 million. Borrowings under this agreement bear interest at a rate equal to the cost of funding. Borrowings outstanding as of September 30, 2009 are disclosed as payable for line of credit on the Statement of Assets and Liabilities. As of September 30, 2009, the AAAA Fund was paying interest at 1.546%. Interest, commitment and facility fees paid by the Fund in relation to the borrowings are disclosed as part of interest expense on the Statement of Operations. The AAAA Fund’s borrowing activity under the agreement for the period ended September 30, 2009 was as follows (in thousands):

Average Outstanding Principal	Average Available Commitment	Interest	Program Facility and Interest Fees	Outstanding Principal as of 09/30/2009
$220,109	$220,109	$1,899	$51	$240,000

Semiannual Report	September 30, 2009	141

Notes to Financial Statements   (Cont.)

12.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with a $0.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

	All Asset Fund				All Asset All Authority Fund				EM Fundamental IndexPLUSTM TR Strategy Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Period from 11/26/2008 to 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	140,447	$1,564,912	260,442	$2,994,585	37,998	$384,603	62,191	$608,987	328	$4,868	17,231	$170,010
Class P	16,149	172,908	914	8,758	22,389	224,112	27	242	0	0	0	0
Administrative Class	2,036	22,184	4,504	50,854	0	0	0	0	0	0	0	0
Class D	6,001	65,872	10,585	123,868	6,792	69,077	10,150	96,330	0	0	0	0
Other Classes	24,386	265,686	63,380	726,592	33,261	332,765	77,087	771,585	0	0	0	0
Issued as reinvestment of distributions
Institutional Class	17,679	197,410	52,083	557,504	1,554	15,886	3,475	32,717	436	6,872	73	764
Class P	127	1,416	6	56	116	1,192	1	8	0	0	0	0
Administrative Class	221	2,470	588	6,332	0	0	0	0	0	0	0	0
Class D	393	4,380	1,172	12,553	160	1,630	312	2,912	0	0	0	0
Other Classes	2,528	27,984	8,561	90,851	1,177	11,949	3,357	31,348	0	0	0	0
Cost of shares redeemed
Institutional Class	(181,831)	(2,008,567)	(289,513)	(3,031,355)	(10,043)	(100,611)	(31,457)	(301,272)	(244)	(4,162)	(1)	(11)
Class P	(1,694)	(18,685)	(124)	(1,143)	(1,884)	(19,025)	0	0	0	0	0	0
Administrative Class	(935)	(10,107)	(7,620)	(84,391)	0	0	0	0	0	0	0	0
Class D	(3,162)	(34,155)	(18,171)	(196,090)	(1,397)	(14,037)	(7,375)	(67,413)	0	0	0	0
Other Classes	(40,353)	(429,672)	(113,160)	(1,191,665)	(24,722)	(242,468)	(41,097)	(384,010)	0	0	0	0
Net increase (decrease) resulting from Fund share transactions	(18,008)	$(175,964)	(26,353)	$67,309	65,401	$665,073	76,671	$791,434	520	$7,578	17,303	$170,763

	International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)				Small Cap StocksPLUS® TR Fund				StocksPLUS® Fund
	Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Receipts for shares sold
Institutional Class	1,083	$9,557	29,177	$278,893	708	$6,300	198,174	$1,407,255	17,946	$113,711	11,562	$80,910
Class P	0	0	0	0	0	0	1	10	45	278	1	10
Administrative Class	0	0	0	0	0	0	0	0	11	69	133	1,019
Class D	4,238	37,957	182	1,413	72	591	28	204	161	937	382	2,564
Other Classes	770	6,876	398	3,229	510	3,835	493	3,530	980	6,080	5,287	31,676
Issued as reinvestment of distributions
Institutional Class	0	0	19	200	0	0	317	2,367	0	0	2,858	22,578
Class P	0	0	0	0	0	0	0	0	0	0	0	1
Administrative Class	0	0	0	0	0	0	0	0	0	0	63	515
Class D	0	0	0	0	0	0	0	0	0	0	41	305
Other Classes	0	0	0	0	0	0	0	3	0	0	1,196	9,076
Cost of shares redeemed
Institutional Class	(18,377)	(150,319)	(16,793)	(124,795)	(66,048)	(409,399)	(121,496)	(768,560)	(9,571)	(58,400)	(37,516)	(280,634)
Class P	0	0	0	0	0	0	0	0	(11)	(77)	0	0
Administrative Class	0	0	0	0	0	0	0	0	(13)	(78)	(915)	(5,813)
Class D	(256)	(2,305)	(540)	(4,876)	(18)	(129)	(20)	(147)	(138)	(836)	(438)	(2,892)
Other Classes	(367)	(3,064)	(1,605)	(13,483)	(562)	(4,759)	(279)	(1,837)	(4,472)	(26,066)	(8,009)	(54,941)
Net increase (decrease) resulting from Fund share transactions	(12,909)	$(101,298)	10,838	$140,581	(65,338)	$(403,561)	77,218	$642,825	4,938	$35,618	(25,355)	$(195,626)

142	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2009

Fundamental Advantage Total Return Strategy Fund				Fundamental IndexPLUSTM Fund				Fundamental IndexPLUSTM TR Fund				International StocksPLUS® TR Strategy Fund (Unhedged)
Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

152,401	$768,988	37,709	$370,433	997	$5,842	2,519	$18,397	5,112	$34,090	139,243	$773,148	12	$80	481	$3,264
0	0	0	0	0	0	0	0	525	3,333	1	10	4	25	1	10
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
860	4,541	42	223	14	89	14	122	37	285	476	3,473	68	503	178	1,665
1,758	8,768	276	2,067	0	0	0	0	530	3,577	972	7,613	318	2,271	84	641

0	0	30,729	131,563	0	0	477	2,741	0	0	1,702	9,351	0	0	220	1,209
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	7	30	0	0	0	1	0	0	22	120	0	0	3	16
0	0	125	533	0	0	0	0	0	0	30	163	0	0	5	21

(195)	(961)	(54,314)	(477,476)	(3,794)	(23,125)	(28,761)	(185,597)	(88,797)	(513,997)	(86,008)	(478,089)	(834)	(6,047)	(134)	(1,137)
0	0	0	0	0	0	0	0	(164)	(1,204)	0	0	0	0	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
(27)	(125)	(26)	(116)	(16)	(108)	(10)	(84)	(53)	(334)	(1,230)	(7,238)	(30)	(198)	(139)	(860)
(568)	(2,834)	(138)	(903)	0	0	0	0	(1,344)	(8,485)	(2,890)	(18,920)	(66)	(474)	(195)	(1,596)
154,229	$778,377	14,410	$26,354	(2,799)	$(17,302)	(25,761)	$(164,420)	(84,154)	$(482,735)	52,318	$289,631	(528)	$(3,840)	504	$3,233

StocksPLUS® Long Duration Fund				StocksPLUS® Total Return Fund				StocksPLUS® TR Short Strategy Fund				Global Multi-Asset Fund
Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Year Ended 03/31/2009		Six Months Ended 09/30/2009		Period from 10/29/2008 to 03/31/2009
Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

22,619	$147,872	28,832	$161,784	199	$1,247	3,862	$31,279	71,499	$430,905	25,297	$205,058	28,650	$299,585	21,357	$203,123
0	0	0	0	52	316	1	10	0	0	0	0	3,701	38,975	1	10
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	493	3,174	451	3,341	6,874	40,536	10,982	96,705	4,237	44,351	1,999	18,691
0	0	0	0	619	3,741	1,462	9,162	20,330	114,490	12,515	106,001	30,020	310,687	6,719	63,171

796	5,869	259	1,672	0	0	1,809	11,207	907	5,146	554	3,998	89	950	422	4,037
0	0	0	0	0	0	0	1	0	0	0	0	1	8	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	0	0	72	437	120	684	2,550	15,180	2	28	10	90
0	0	0	0	0	0	377	2,278	218	1,195	3,216	19,154	10	109	42	396

(295)	(2,237)	(4,627)	(23,496)	(572)	(3,596)	(2,887)	(20,179)	(3,586)	(20,912)	(44,024)	(429,829)	(2,841)	(29,843)	(1,232)	(11,437)
0	0	0	0	(5)	(33)	0	0	0	0	0	0	(76)	(829)	0	0
0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
0	0	0	0	(78)	(479)	(335)	(2,335)	(7,196)	(40,538)	(7,415)	(59,954)	(432)	(4,471)	(169)	(1,560)
0	0	0	0	(1,360)	(8,402)	(2,784)	(19,602)	(5,810)	(33,952)	(12,013)	(109,189)	(2,406)	(24,681)	(432)	(4,160)
23,120	$151,504	24,464	$139,960	(652)	$(4,032)	2,028	$15,599	83,356	$497,554	(8,338)	$(152,876)	60,955	$634,869	28,717	$272,361

Semiannual Report	September 30, 2009	143

Notes to Financial Statements   (Cont.)

13.  REGULATORY AND LITIGATION MATTERS

PIMCO, a subsidiary of AGI, and PIMCO Funds are the subject of a lawsuit in the Northern District of Illinois Eastern Division in which the complaint alleges that plaintiffs each purchased and sold a 10-year Treasury note futures contract and suffered damages from an alleged shortage when PIMCO held both physical and futures positions in 10-year Treasury notes for its client accounts. In July 2007, the court granted class certification of a class consisting of those persons who purchased futures contracts to offset short positions between May 9, 2005 and June 30, 2005. Management currently believes that the complaint is without merit and PIMCO and PIMCO Funds intend to vigorously defend against this action.

In April 2006, certain registered investment companies and other funds managed by PIMCO were served in an adversary proceeding brought by the Official Committee of Asbestos Claimants of G-I Holdings, Inc. in G-I Holdings, Inc.’s bankruptcy in the District of New Jersey. In July 2004, PIMCO was named in this lawsuit and remains a defendant. The plaintiff seeks to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I Holdings, Inc. to a wholly-owned subsidiary in 1994. The subsidiary has since issued notes, of which certain registered investment companies and other funds managed by PIMCO are alleged to be holders. The complaint alleges that in 2000, more than two hundred noteholders — including certain registered investment companies and other funds managed by PIMCO — were granted a second priority lien on the assets of the subsidiary in exchange for their consent to a refinancing transaction and the granting of a first priority lien to the lending banks. The plaintiff is seeking invalidation of the lien in favor of the noteholders and/or the value of the lien. A Plan of Reorganization (the “Plan”) is currently under consideration by the Court in the underlying bankruptcy case. If the Plan is approved, it is expected that the adversary proceeding to which PIMCO and other funds managed by PIMCO (“PIMCO Entities”) are parties will be dismissed. It is not known at this time when the Plan may be approved, if at all. In the meantime, the adversary proceeding is stayed. This matter is not expected to have a material adverse effect on the relevant PIMCO Entities.

In October 2007, the PIMCO High Yield Fund, a series of PIMCO Funds, was named in an amended complaint filed in connection with an adversary proceeding brought by the Adelphia Recovery Trust relating to the bankruptcy of Adelphia Communications Corporation (“Adelphia”) in the Southern District of New York. The plaintiff alleged that investment banks and agent banks were instrumental in developing a form of financing for Adelphia and its affiliates, known as co-borrowing facilities. According to the amended complaint, the co-borrowing facilities facilitated Adelphia’s fraud and concealed its corporate looting, and the banks who structured or made the loans knew that Adelphia was misappropriating and misusing a significant portion of the proceeds. The amended complaint asserted that such bank loans were tainted and that the purchasers of bank debt, such as the PIMCO High Yield Fund, who received payments from Adelphia on account of the bank debt, received voidable payments subject to the infirmities caused by the conduct of their transferors. The amended complaint sought to recover the payments made by Adelphia or its affiliates to the defendants, including the PIMCO High Yield Fund, by reason of the co-borrowing facilities and the disgorgement of the consideration paid to the bank debt under the Adelphia plan of reorganization. No wrongdoing was alleged against the PIMCO High Yield Fund. PIMCO and other non-agent lenders filed motions to dismiss all claims pleaded against them in the amended complaint. On June 27, 2008, the District Court Judge to whom the case was assigned issued an opinion dismissing all claims against the non-agent lenders, including PIMCO. The Judge held that the plaintiff lacked standing to bring the claims since all creditors of the debtor in the

Adelphia bankruptcy were paid in full. The non-agent lenders filed a motion for entry of final judgments pursuant to Federal Rule of Civil Procedure so that the plaintiff can take an immediate appeal of the order that disposes of any remaining claims against the non-agent lenders. It is the intent that the status of the claims against the non-agent lenders can be finally determined by the Second Circuit. A stipulation and agreed order to this effect have been submitted to the District Court by counsel for the plaintiff and the non-agent lenders. The District Court has entered the order. On July 15, 2009 the plaintiffs filed their appeal of the ruling to the Second Circuit. As a general rule, it can be expected such an appeal will take a year or more to be fully determined.

14.  FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under sub-chapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

As of September 30, 2009, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The CommodityRealReturn Strategy Fund® (the “CRRS Fund”) and GMA Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. Subsequently, the IRS issued a private letter ruling to the CRRS and GMA Funds in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. In addition, the IRS issued another private letter ruling to the CRRS and GMA Funds in which the IRS specifically concluded that income derived from the CRRS and GMA Funds’ investment in their subsidiaries, which invests primarily in commodity index-linked swaps, will also constitute qualifying income to the CRRS GMA Funds. Based on such rulings, the CRRS and GMA Funds will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

If, during a taxable year, the PIMCO Cayman Commodity Fund I Ltd. (the “CRRS Subsidiary”)’s and GMA Subsidiary’s taxable losses (and other deductible items) exceed its income and gains, the net loss will not pass through to the CRRS and GMA Funds as a deductible amount for Federal income tax purposes. Note that the loss from the CRRS Subsidiary’s and GMA Subsidiary’s contemplated activities also cannot be carried forward to reduce future CRRS Subsidiary’s and GMA Subsidiary’s income in subsequent years. However, if the CRRS Subsidiary’s and GMA Subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the CRRS and GMA Funds as income for Federal income tax purposes.

To the extent the All Asset, All Asset All Authority and Global Multi-Asset Funds invest in the CRRS Fund, an Underlying PIMCO Fund, the All Asset, All Asset All Authority and Global Multi-Asset Funds may be subject to additional tax risk.

144	PIMCO Funds	Strategic Markets Funds

(Unaudited) September 30, 2009

As of September 30, 2009, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
All Asset Fund	$1,087,135	$(71,062)	$1,016,073
All Asset All Authority Fund	215,893	(49,193)	166,700
EM Fundamental IndexPLUSTM TR Strategy Fund	9,098	(41)	9,057
Fundamental Advantage Total Return Strategy Fund	26,507	(13,536)	12,971
Fundamental IndexPLUSTM Fund	921	(10,378)	(9,457)
Fundamental IndexPLUSTM TR Fund	12,225	(13,221)	(996)
International StocksPLUS® TR Strategy Fund (Unhedged)	2,651	(2,057)	594
International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	8,772	(16,702)	(7,930)
Small Cap StocksPLUS® TR Fund	4,740	(2,035)	2,705
StocksPLUS® Fund	7,782	(26,226)	(18,444)
StocksPLUS® Long Duration Fund	30,165	(1,998)	28,167
StocksPLUS® Total Return Fund	7,091	(8,934)	(1,843)
StocksPLUS® TR Short Strategy Fund	13,629	(7,243)	6,386
Global Multi-Asset Fund	44,265	(7,448)	36,817

(1)

Primary differences, if any, between book and tax net unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals and interest only basis adjustments for federal income tax purposes.

15.  SUBSEQUENT EVENTS

PIMCO has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 25, 2009, the date that the financial statements were available to be issued. PIMCO has determined that there are no additional material events that would require disclosure in the Funds’ financial statements through this date.

Semiannual Report	September 30, 2009	145

GLOSSARY: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
ABN	ABN AMRO Bank, N.V.	CITI	Citigroup, Inc.	MSC	Morgan Stanley
AIG	AIG International, Inc.	CSFB	Credit Suisse First Boston	RBC	Royal Bank of Canada
BCLY	Barclays Bank PLC	DUB	Deutsche Bank AG	RBS	Royal Bank of Scotland Group PLC
BNP	BNP Paribas Bank	GSC	Goldman Sachs & Co.	SOG	Societe Generale
BOA	Bank of America	HSBC	HSBC Bank USA	SSB	State Street Bank and Trust Co.
BSN	Bank of Nova Scotia	JPM	JPMorgan Chase & Co.	UBS	UBS Warburg LLC
CBA	Commonwealth Bank of Australia	MLP	Merrill Lynch & Co., Inc.	WAC	Wachovia Bank N.A.

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PLN	Polish Zloty
ARS	Argentine Peso	HUF	Hungarian Forint	RON	Romanian New Leu
AUD	Australian Dollar	IDR	Indonesian Rupiah	RUB	Russian Ruble
BRL	Brazilian Real	ILS	Israeli Shekel	SAR	Saudi Riyal
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNY	Chinese Renminbi	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
COP	Colombian Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
CZK	Czech Koruna	MYR	Malaysian Ringgit	UAH	Ukrainian Hryvnia
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso

Exchange Abbreviations:
AMEX	American Stock Exchange	ICE	IntercontinentalExchange®	NYBEX	New York Board of Trade
CBOE	Chicago Board Options Exchange	ICEX	Iceland Stock Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYFE	New York Futures Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	NYSE	New York Stock Exchange
FTSE	Financial Times Stock Exchange	LMEX	London Metal Exchange	OTC	Over-the-Counter

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJAIGTR	Dow Jones-AIG Total Return Commodity Index	eRAFI	enhanced Research Affiliates Fundamental Index
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJAIHGTR	Dow Jones-AIG Copper Total Return Sub-Index	eRAFI EM	eRAFI Emerging Markets Index
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJAIWHTR	Dow Jones-AIG Wheat Total Return Sub-Index	FRCPXTOB	France Consumer Price ex-Tobacco Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DJUBHGTR	Dow Jones-UBS Copper Subindex Total Return	GSCITR	Goldman Sachs Commodity Total Return Index
CDX.HVol	Credit Derivatives Index - High Volatility	DJUBS	Dow Jones-UBS Commodity Index	HICP	Harmonized Index of Consumer Prices
CDX.HY	Credit Derivatives Index - High Yield	DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	LCDX	Liquid Credit Derivative Index
CDX.IG	Credit Derivatives Index - Investment Grade	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	MCDX	Municipal Bond Credit Derivative Index
CDX.NA	Credit Derivatives Index - North America	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	SPGCCLP	S&P GSCI Crude Oil Index
CDX.XO	Credit Derivatives Index - Crossover	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	SPGCCNTR	S&P GSCI Corn Index
CMBX	Commercial Mortgage-Backed Index	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
CPI	Consumer Price Index	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	TUCPI	Turkey Consumer Price Index
CPTFEMU	Eurozone HICP ex-Tobacco Index	DWRTT	Dow Jones Wilshire REIT Total Return Index	UKRPI	United Kingdom Retail Price Index
DJAIGCI	Dow Jones-AIG Commodity Index	EAFE	Europe, Australasia, and Far East Stock Index	USSP	USD Swap Spread

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	FNMA	Federal National Mortgage Association	NPFGC	National Public Finance Guarantee Corporation
AGC	Assured Guaranty Corp.	FSA	Financial Security Assurance, Inc.	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	GTD	Guaranteed	Radian	Radian Guaranty, Inc.
CM	California Mortgage Insurance	HUD	U.S. Department of Housing and Urban Development	ST	State
CR	Custodial Receipts	ICR	Insured Custodial Receipts	VA	Department of Veterans Affairs
FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate	XLCA	XL Capital Assurance
FHA	Federal Housing Administration	MAIA	Michigan Association of Insurance Agents
FHLMC	Federal Home Loan Mortgage Corporation	MBIA	Municipal Bond Investors Assurance

Other Abbreviations:
ABS	Asset-Backed Security	HIBOR	Hong Kong Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BRIBOR	Brastislava Interbank Offered Rate	ISDA	International Swaps and Derivatives Association, Inc.	REIT	Real Estate Investment Trust
CDI	Brazil Interbank Deposit Rate	JIBOR	Johannesburg Interbank Offered Rate	SIFMA	Securities Industry and Financial Markets Association
CLO	Collateralized Loan Obligation	JSC	Joint Stock Company	SPDR	Standard & Poor's Depository Receipts
CMBS	Collateralized Mortgage-Backed Security	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CMM	Constant Maturity Mortgage Rate	LIBOR	London Interbank Offered Rate	THBFIX	Thai Baht Floating-Rate Fix
CMO	Collateralized Mortgage Obligation	MBS	Mortgage-Backed Security	TIIE	Tasa de Interés Interbancaria de Equilibrio
EURIBOR	Euro Interbank Offered Rate	MSCI	Morgan Stanley Capital International	WIBOR	Warsaw Interbank Offered Rate
FFR	Federal Funds Rate	NSERO	India National Stock Exchange Interbank Offer Rate	WTI	West Texas Intermediate

146	PIMCO Funds	Strategic Markets Funds

Privacy Policy	(Unaudited)

The Funds consider customer privacy to be a fundamental aspect of their relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of their current, prospective and former shareholders’ personal information. To ensure their shareholders’ privacy, the Funds have developed policies that are designed to protect this confidentiality, while allowing shareholder needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, the Funds and certain service providers to the Funds, such as the Funds’ investment advisers (“Advisers”), may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on the Funds’ internet websites.

Respecting Your Privacy

As a matter of policy, the Funds do not disclose any personal or account information provided by shareholders or gathered by the Funds to non-affiliated third parties, except as required or permitted by law or as necessary for such third parties to perform their agreements with respect to the Funds. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on shareholder satisfaction and gathering shareholder proxies. The Funds’ Distributor may also retain non-affiliated companies to market the Funds’ shares or products which use the Funds’ shares and enter into joint marketing agreements with other companies. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. In most cases, the shareholders will be clients of a third party, but the Funds may also provide a shareholder’s personal and account information to the shareholder’s respective brokerage or financial advisory firm.

Sharing Information with Third Parties

The Funds reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where the Funds believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect their rights or property or upon reasonable request by any Fund in which a shareholder has chosen to invest. In addition, the Funds may disclose information about a shareholder’s accounts to a non-affiliated third party with the consent of the shareholder.

Sharing Information with Affiliates

The Funds may share shareholder information with their affiliates in connection with servicing their shareholders’ accounts or to provide shareholders with information about products and services that the Funds or their Advisers, principal underwriters or their affiliates (“Service Affiliates”) believe may be of interest to such shareholders. The information that the Funds share may include, for example, a shareholder’s participation in one of the Funds or in other investment programs sponsored by a Service Affiliate, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s accounts. The Funds’ Service Affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

The Funds take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, the Funds have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In order to guard a shareholder’s non-public personal information, physical, electronic and procedural safeguards are in place.

Semiannual Report	September 30, 2009	147

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements

On August 10-11, 2009, the Board of Trustees (the “Board”) of PIMCO Funds (the “Trust”), including a majority of the independent Trustees, approved the Amended and Restated Investment Advisory Contract with Pacific Investment Management Company LLC (“PIMCO”) on behalf of each of the Trust’s series (the “Funds”) for an additional one-year term through August 31, 2010. The Board also considered and approved for an additional one-year term through August 31, 2010, the Supervision and Administration Agreement (together with the Amended and Restated Investment Advisory Contract, the “Agreements”) with PIMCO on behalf of the Funds. The Board also considered and approved the renewal of (i) the Asset Allocation Sub-Advisory Agreements (the “Asset Allocation Agreements”) with Research Affiliates, LLC (“RALLC”), on behalf of PIMCO All Asset Fund and PIMCO All Asset All Authority Fund, each a series of the Trust, for an additional one-year term through August 31, 2010; and (ii) the Sub-Advisory Agreements (the “Sub-Advisory Agreements”) with RALLC, on behalf of PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund, each a series of the Trust, for an additional one-year term through August 31, 2010.

The information, material factors and conclusions that formed the basis for the Board’s approvals are described below.

1.	Information Received
A.	Materials Reviewed

During the course of each year, the Trustees receive a wide variety of materials relating to the services provided by PIMCO and RALLC. At each of its quarterly meetings, the Board reviews fund investment performance and a significant amount of information relating to fund operations, including the Funds’ compliance program, shareholder services, valuation, custody, distribution, and other information relating to the nature, extent and quality of services provided by PIMCO and RALLC to the Trust. In considering whether to approve renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board also reviewed supplementary information, including comparative industry data with regard to investment performance, advisory and supervisory and administrative fees and expenses, financial and profitability information regarding PIMCO and RALLC and information about the personnel providing investment management services and supervisory and administrative services to the Funds. The Board also reviewed material provided by counsel to the Trust and the independent Trustees, which included, among other things, memoranda outlining legal duties of the Board.

B.	Review Process

In connection with the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board reviewed written materials prepared by PIMCO and RALLC in response to requests from counsel to the Trust. The Board also requested and received assistance and advice regarding applicable legal standards from Trust counsel, and reviewed comparative fee and performance data prepared at the Board’s request by Lipper, Inc. (“Lipper”), an independent provider of investment company performance and fee and expense data. The Board also heard oral presentations on matters related to the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements and met both as a full Board and as the independent Trustees alone, without management present, at the August 10-11, 2009 meeting. The independent Trustees also met telephonically with counsel to the Trust on August 3, 2009 to discuss the materials presented.

The approval determinations were made on the basis of each Trustee’s business judgment after consideration of all the information presented. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. In deciding to recommend the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This discussion is not intended to be all-inclusive. This summary describes the most important, but not all, of the factors considered by the Board.

2.	Nature, Extent and Quality of Services
A.	PIMCO, RALLC, their Personnel, and Resources

The Board considered the depth and quality of PIMCO’s investment management process, including: its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board also considered that PIMCO makes available to its investment professionals a variety of resources and systems relating to investment management and research, compliance, trading, performance and portfolio accounting. The Board noted PIMCO’s commitment to investing in information technology supporting investment management and compliance, as well as PIMCO’s continuing efforts to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board also considered PIMCO’s responses to the recent challenging market environment and noted the high level of service provided during these market events, including active liquidity and collateral management, frequent pricing committee meetings and adding personnel to the pricing team, additional client communications and providing appropriate staffing and operational resources to support record trade volumes. The Board also noted that PIMCO has a Best Execution Committee and a best execution policy, which assists the Funds in obtaining the most advantageous combination of price and execution for trades.

Similarly, the Board considered the asset-allocation services provided by RALLC to the PIMCO All Asset Fund and PIMCO All Asset All Authority Fund and the sub-advisory services provided by RALLC to the PIMCO EM Fundamental IndexPLUS™ TR Strategy Fund, PIMCO Fundamental Advantage Total Return Strategy Fund, PIMCO Fundamental IndexPLUS™ Fund and PIMCO Fundamental IndexPLUS™ TR Fund. The Board considered the depth and quality of RALLC’s investment management and research capabilities, the experience and capabilities of its portfolio management personnel, and in particular the experience and capabilities of Robert Arnott, and the overall financial strength of the organization.

Ultimately, the Board concluded that the nature, extent and quality of services proposed to be provided by PIMCO under the Agreements and by RALLC under the Asset Allocation Agreements and Sub-Advisory Agreements are likely to benefit the Funds and their shareholders.

148	PIMCO Funds	Strategic Markets Funds

(Unaudited)

B.	Other Services

The Board considered PIMCO’s policies, procedures and systems to assure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Trustees informed about matters relevant to the Trust and its shareholders; and its attention to matters that may involve conflicts of interest with the Trust. The Board also considered the nature, extent, quality and cost of supervisory and administrative services provided by PIMCO to the Funds under the Agreements. The Board noted that the Supervision and Administration Agreement was approved at the August 2008 Board meeting to replace the Trust’s previous Administration Agreement. The purpose of the change was to reflect the increased scope and complexity of supervisory and administrative services that PIMCO has been providing to the Trust. The Board considered the terms of Trust’s Supervision and Administration Agreement, under which the Trust pays for the administrative services it requires under what is essentially an all-in fee structure (the “unified fee”). In return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that, in recent years, the scope and complexity of the supervisory and administrative services provided by PIMCO under the Supervision and Administration Agreement has increased. The Board considered PIMCO’s provision of these services and supervision of the Trust’s third party service providers to assure that these service providers continue to provide a high level of service relative to alternatives in the market.

Ultimately, the Board concluded that the nature, extent and quality of the services provided by PIMCO has benefited and will likely continue to benefit the Funds and their shareholders.

3.	Investment Performance

The Board received and examined information from PIMCO concerning the Funds’ one-, three-, five- and ten-year performance, as available, for the periods ended March 31, 2009 and other performance data, as available, for the period ended June 30, 2009 (the “PIMCO Report”) and from Lipper concerning the Funds’ one-, three-, five-, ten- and fifteen-year performance, as available, for the periods ended May 31, 2009 (the “Lipper Report”).

The Board considered information regarding both the short-term and long-term investment performance of each Fund relative to its peer group and relevant benchmark index as provided to the Board in advance of each of its quarterly meetings throughout the year, including the PIMCO Report and Lipper Report, which were provided in advance of the August 10-11, 2009 meeting. The Board noted that, as of May 31, 2009, approximately 60%, 60% and 75% of the Funds outperformed their Lipper category median over the three-year, five-year and 10-year period, respectively (based on the performance of the Institutional Class). The Trustees considered that other classes of each Fund would have substantially similar performance to that of the Institutional Class of each Fund because all of the classes are invested in the same portfolio of securities and that differences in performance among classes could be attributed to differences in each class’s different expenses. The Board also considered that the investment objectives of certain of the Funds may not be identical to those of the other funds in their respective peer groups, that the Lipper categories do not separate funds based upon maturity or duration, do not account for the funds’ hedging strategies, do not distinguish between enhanced index and actively managed equity strategies, do not include as many subsets as the Funds offer (i.e., Funds may be placed in a “catch-all” category) and do not account for certain fee waivers. The Board noted that, due to these differences, performance comparisons between certain of the Funds and their so-called peers may be inexact.

The Board noted that, of the Funds with at least 10 years of performance history, nearly two-thirds outperformed the relative benchmark indexes on a net-of-fees basis over the 10-year period ended May 31, 2009, as indicated in the PIMCO Report. The Board considered that, over periods three years and longer, nearly 75% all of the Institutional Class assets have outperformed the relative benchmark indexes net of fees, noting, however, the impact of PIMCO Total Return Fund’s size on this data. The Board also noted that, according to Lipper, the Funds generally performed well versus competitors during the recent liquidity crisis, but that a number of the Funds had underperformed in comparison to their respective benchmark indexes on a net-of-fees basis over the three- and five-year periods. The Board discussed with PIMCO the reasons for the underperformance of certain Funds. The Board also discussed actions that has been taken by PIMCO to attempt to improve performance and took note of PIMCO’s plans to monitor performance going forward. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board noted that the expenses of these Funds currently fall below, and will continue to be lower, than the median expense ratio of the majority of competitor funds.

The Board ultimately determined, within the context of all of its considerations in connection with the Agreements, that the Trust’s overall investment performance was strong, and concluded that PIMCO’s performance record and process in managing the Funds indicates that its continued management is likely to benefit the Funds and their shareholders, and merits the approval of the continuation of the Agreements.

4.	Advisory Fees, Supervisory and Administrative Fees and Total Expenses

PIMCO reported to the Board that, in proposing fees for any Fund or class of shares, it considers a number of factors, including the type and complexity of the services provided, the cost of providing services, the risk assumed by PIMCO in the provision of services, the impact on potential returns from different levels of fees, the competitive marketplace for financial products, and the attractiveness of potential Fund returns to current and potential investors. Fees charged to or proposed for different Funds for advisory services and supervisory and administrative services may vary in light of these various factors.

The Board reviewed the advisory fees, supervisory and administrative fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average and median fee and expense levels of other similar funds. With respect to advisory fees, the Board reviewed data from Lipper that compared the average and median advisory fees of other funds in an “Expense Group” of comparable funds, as well as the universe of other similar funds.

The Board also reviewed data comparing the Funds’ advisory fees to the standard fee rate PIMCO charges to separate accounts with a similar investment strategy, and found them to be comparable. In cases where the separate account fees were lower, the Trustees noted that the differences in fees were attributable to various factors, including

Semiannual Report	September 30, 2009	149

Approval of Renewal of the Amended and Restated Investment Advisory Contract, Supervision and Administration Agreement, Asset Allocation Sub-Advisory Agreements and Sub-Advisory Agreements (Cont.)

differences in the services provided by PIMCO to the Funds, the manner in which similar portfolios may be managed, differences in liquidity and other regulatory requirements, and the fact that separate accounts may have other contractual arrangements that justify different levels of fees.

The Board also considered the Funds’ supervisory and administrative fees, comparing them to similar funds in the report supplied by Lipper. The Board considered that as the Funds’ business has become increasingly complex, PIMCO has provided an increasingly broad array of fund supervisory and administrative functions. The Board considered the Trust’s unified fee structure, under which the Trust pays for the supervisory and administrative services it requires for one set fee, and in return, PIMCO provides or procures supervisory and administrative services and bears the costs of various third party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The Board noted that many other funds pay for these services separately, and thus it is difficult to directly compare PIMCO Funds’ unified supervisory and administrative fees with the fees paid by other funds for administrative services alone. The Board noted that the unified supervisory and administrative fee leads to fund fees that are fixed, rather than variable, and that the fixed fees were viewed by many in the industry as a positive attribute of the Funds. The Board concluded that the Funds’ supervisory and administrative fees were reasonable in relation to the value of the services provided, including the services provided to different classes of shareholders, and that the expenses assumed contractually by PIMCO under the Supervisory and Administration Agreement represent, in effect, a cap on fund fees that is beneficial to the Funds and their shareholders.

With respect to overall levels of Fund expenses, the Board observed that bond funds are more fee- and expense-ratio sensitive than equity funds, given the tangible impact of fees and expenses on yield, and that investors appear to be satisfied with the Funds’ performance, as evidenced by the continued growth in Fund assets. The Board noted that the total expenses for 53% of the Funds’ Class A shares and for 85% of the Funds’ Institutional Class shares fall below the median total expense of their respective Lipper Expense Group. The Board discussed with PIMCO those Funds and/or classes of Funds that had above median total expenses. The Board noted that several Funds launched in recent years have been unique products that have few, if any peers, and cannot easily be grouped with comparable funds. Upon comparing the Funds’ total expenses to other funds in the Expense Groups provided by Lipper, the Board found the Funds’ total expenses to be reasonable.

The Board noted that, with few exceptions, PIMCO has maintained Fund fees at the same guaranteed level as implemented when the unified fee was adopted, and has reduced fees on a number of Funds in prior years. The Board also considered PIMCO’s proposal to reduce the advisory fee for the PIMCO California Short Duration Municipal Income Fund, PIMCO Municipal Bond Fund, and PIMCO Short Duration Municipal Income Fund and to reduce the supervisory and administrative fee for Institutional Class, Class P and Administrative Class shares of the PIMCO Emerging Markets Bond Fund and PIMCO Emerging Local Bond Fund. The Board further noted that, although the unified fee structure does not have break points, it implicitly reflects economies of scale by fixing the absolute level of Fund fees at competitive levels even if the Funds’ operating costs rise when assets remain flat or decrease.

Based on the information presented by PIMCO, RALLC and Lipper, members of the Board then determined, in the exercise of their business judgment, that the level of the advisory fees and supervisory and administrative fees charged by PIMCO under the Agreements, as well as the total expenses of the Funds, is reasonable.

5.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding PIMCO’s costs of providing services to the Funds as a whole, as well as the resulting level of profits to PIMCO, noting that those results were comparable to the reported results of several publicly held investment management companies. The Board noted that it had also received information regarding the structure and manner in which PIMCO’s investment professionals were compensated, and PIMCO’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board considered PIMCO’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.

With respect to potential economies of scale, the Board found that because the unified fee protects shareholders against unanticipated increases in expense ratios due to redemptions, declines in asset values, or increases in the costs of services provided or procured by PIMCO, economies of scale are implicitly recognized in the level of the unified fee (which, together with the advisory fee, serves as a proxy for the Funds’ overall expense ratios). The Board noted that PIMCO may share the benefits of economies of scale with the Funds and their shareholders by offering enhanced or additional services. The Board also considered that economies of scale may be reflected in the Funds’ share class structure, including that the Funds offer Institutional Class shares on third-party platforms that impose high investment minimums. The Board reviewed the history of the Funds’ fee structure, noting that the unified supervisory and administrative services fee was an extension of the initial “expense guarantee” under which PIMCO had agreed to maintain the expense ratio of each Fund at specified levels for a period of time. The Board noted that PIMCO had taken on the risk that Fund expenses would increase or that assets would decline over time. Finally, the Board considered that during the recent market downturn the Funds’ unified fee has protected shareholders against an increase in expenses that may accompany declines in assets. The Board concluded that the Funds’ cost structure was reasonable and that the unified fee structure inherently involves the sharing of economies of scale between PIMCO and the Funds, to the benefit of the Fund’s shareholders.

6.	Ancillary Benefits

The Board considered other benefits received by PIMCO and its affiliates as a result of PIMCO’s relationship with the Trust, including possible ancillary benefits to PIMCO’s institutional investment management business due to the reputation and market penetration of the Funds. The Board also considered that affiliates of PIMCO provide distribution and shareholder services to the Funds and their shareholders, for which they may be compensated under the unified fee, or through distribution fees paid pursuant the Funds’ Rule 12b-1 plans. The Board reviewed PIMCO’s soft dollar policies and procedures, noting that while PIMCO has the authority to receive the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the Funds, it has adopted a policy not to accept soft dollars.

150	PIMCO Funds	Strategic Markets Funds

(Unaudited)

7.	Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board concluded that the nature, extent and quality of the services rendered to the Funds by PIMCO and RALLC continued to be excellent and favored the renewal of the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements. The Board concluded that the Agreements, the Asset Allocation Agreements, and the Sub-Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the fees paid to PIMCO by the Funds under the Agreements, and the fees paid to RALLC by PIMCO under the Asset Allocation Agreements, and that the renewal of the Agreements and the Asset Allocation Agreements was in the best interests of the Funds and their shareholders.

Semiannual Report	September 30, 2009	151

General Information

Investment Adviser and Administrator

Pacific Investment Management Company LLC

840 Newport Center Drive

Newport Beach, CA 92660

Investment Sub-Adviser

Research Affiliates, LLC

620 Newport Center Drive, Suite 900

Newport Beach, CA 92660

Distributor

Allianz Global Investors Distributors LLC

1345 Avenue of the Americas

New York, NY 10105

Custodian

State Street Bank and Trust Company

801 Pennsylvania

Kansas City, MO 64105

Transfer Agent

Boston Financial Data Services

330 W. 9th Street

Kansas City, MO 64105

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut Street

Kansas City, MO 64106

This report is submitted for the general information of the shareholders of the PIMCO Funds.

PI_1527504_00 SAR 9/30/09

Item 2.	Code of Ethics.

The information required by this item 2 is only required in an annual report on this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The information required by this item 3 is only required in an annual report on this Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

The information required by this item 4 is only required in an annual report on this Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.

The information required by this item 5 is only required in an annual report on this Form N-CSR.

Item 6.	Schedule of Investments.

The information required by this Item 6 (except with respect to the PIMCO Total Return Fund) is included as part of the semiannual report to shareholders filed under Item 1 of this Form N-CSR.

Please note that the Registrant has included a summary schedule of portfolio securities of the PIMCO Total Return Fund in its semiannual report to shareholders, a copy of which is included under Item 1, for this reporting period. The PIMCO Total Return Fund’s complete schedule of investments in securities of unaffiliated issuers as of the close of this period as set forth in Section 210.12-12 of Regulation S-X is set forth below:

PIMCO Funds

September 30, 2009

Complete Schedule of Investments

Schedule of Investments

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
Daimler Finance North America LLC
4.250% due 08/03/2012	$517,942	$499,296
Ford Motor Co.
3.250% due 12/16/2013	1,308	1,166
3.510% due 12/16/2013	24,480	21,827
RH Donnelley Corp.
6.750% due 06/30/2024 (a)	3,568	3,059
Sensata Technologies BV
2.246% due 04/27/2013	4,874	4,189
Texas Competitive Electric Holdings Co. LLC
3.754% due 10/10/2014	12,390	9,805
3.782% due 10/10/2014	64	50
Yell Group PLC
3.282% due 02/10/2013	33,000	25,952

Total Bank Loan Obligations (Cost $576,688)		565,344

CORPORATE BONDS & NOTES 24.7%
BANKING & FINANCE 17.8%
Abbey National PLC
7.950% due 10/26/2029	16,290	17,092
ABX Financing Co.
5.750% due 10/15/2016	12,300	13,085
Ace INA Holdings, Inc.
5.700% due 02/15/2017	50	54
5.875% due 06/15/2014	3,400	3,721
AIG Life Holdings U.S., Inc.
7.500% due 08/11/2010	9,825	9,894
AIG SunAmerica Global Financing X
6.900% due 03/15/2032	10,000	7,511
Alliance & Leicester PLC
0.585% due 01/19/2011	23,000	22,527
Allstate Corp.
6.125% due 12/15/2032	150	157
6.125% due 05/15/2067	2,800	2,296
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	166,800	177,744
American Express Bank FSB
0.306% due 10/20/2009	30,350	30,343
0.306% due 04/26/2010	12,310	12,202
0.324% due 07/13/2010	1,100	1,079
0.376% due 05/29/2012	17,325	16,204
0.544% due 06/12/2017	10,000	8,135
3.150% due 12/09/2011	1,000	1,039
5.500% due 04/16/2013	268,175	283,353
6.000% due 09/13/2017	330,700	342,640
American Express Centurion Bank
0.306% due 03/23/2010	3,800	3,786
0.324% due 07/13/2010	4,400	4,360
0.401% due 11/16/2009	14,760	14,753
0.402% due 12/17/2009	5,000	5,000
5.200% due 11/26/2010	3,476	3,591
5.550% due 10/17/2012	11,700	12,413
6.000% due 09/13/2017	309,600	320,778
American Express Co.
5.250% due 09/12/2011	600	628
5.500% due 09/12/2016	150	149
6.150% due 08/28/2017	53,960	56,771
6.800% due 09/01/2066	7,489	6,478
7.000% due 03/19/2018	311,270	342,974
8.150% due 03/19/2038	90	110
American Express Credit Corp.
0.311% due 11/09/2009	4,400	4,399
0.366% due 02/24/2012	3,000	2,874
0.396% due 10/04/2010	21,300	21,038
0.401% due 06/16/2011	76,100	74,364
0.439% due 12/02/2010	11,270	11,113
1.646% due 05/27/2010	146,043	146,371
5.875% due 05/02/2013	159,200	168,986
7.300% due 08/20/2013	115	128
American Express Travel Related Services Co., Inc.
0.461% due 06/01/2011	51,700	49,573
5.250% due 11/21/2011	44,109	45,593
American General Finance Corp.
0.398% due 03/02/2010	10,000	9,429
0.549% due 12/15/2011	3,100	2,395
0.720% due 08/17/2011	21,640	17,374
3.875% due 10/01/2009	49,036	49,036
4.000% due 03/15/2011	14,475	12,463
4.625% due 09/01/2010	14,200	13,018
4.875% due 05/15/2010	51,435	49,415
5.375% due 10/01/2012	200	155
5.400% due 12/01/2015	100	70
5.850% due 06/01/2013	19,117	14,488
5.900% due 09/15/2012	430	334
6.900% due 12/15/2017	217,200	152,119
American Honda Finance Corp.
1.042% due 06/20/2011	25,000	24,244
American International Group, Inc.
0.282% due 03/20/2010	40,000	37,873
0.392% due 03/20/2012	12,800	10,770
0.536% due 01/29/2010	225,700	223,916
0.620% due 10/18/2011	51,100	45,020
0.630% due 10/01/2009	4,571	4,571
0.671% due 09/27/2010	20,000	17,997
4.250% due 05/15/2013	42,465	35,404
4.700% due 10/01/2010	25,952	25,065
4.950% due 03/20/2012	109,095	98,229
5.050% due 10/01/2015	67,800	50,303
5.375% due 10/18/2011	81,155	75,124
5.450% due 05/18/2017	157,350	114,250
5.600% due 10/18/2016	12,323	9,059
5.850% due 01/16/2018	261,662	189,731
6.250% due 05/01/2036	119,914	77,949
8.175% due 05/15/2058	609,720	370,405
8.250% due 08/15/2018	332,862	283,295
Ameriprise Financial, Inc.
5.350% due 11/15/2010	4	4
Anadarko Finance Co.
6.750% due 05/01/2011	10,000	10,631
ANZ National International Ltd.
6.200% due 07/19/2013	227,750	249,463
Asian Development Bank
5.820% due 06/16/2028	1,100	1,227
ASIF I
0.654% due 07/26/2010	30,000	28,354
Associates Corp. of North America
7.950% due 02/15/2010	25,500	25,633
AXA Financial, Inc.
7.750% due 08/01/2010	100	104
BAC Capital Trust XIV
5.630% due 12/31/2049	345	229
Banco Santander Chile
0.659% due 12/09/2009	56,282	56,168
Bank of America Corp.
0.591% due 11/06/2009	115,400	115,397
0.624% due 08/13/2010	1,000	999
0.629% due 09/15/2014	15,400	13,825
0.765% due 10/14/2016 (l)	40,000	32,537
0.770% due 08/15/2016	82,800	68,255
0.799% due 09/11/2012	100	96
2.100% due 04/30/2012	915	928
4.250% due 10/01/2010	48	49
4.750% due 08/15/2013	500	507
5.125% due 11/15/2014	125	128
5.200% due 03/15/2018	100	95
5.250% due 12/01/2015	275	273
5.375% due 08/15/2011	2,000	2,086
5.375% due 09/11/2012	250	262
5.625% due 10/14/2016	185	187
5.650% due 05/01/2018	43,310	42,836
5.750% due 12/01/2017	69,120	69,105
6.000% due 09/01/2017	219,505	222,438
6.500% due 08/01/2016	600	632
7.250% due 10/15/2025	200	203
7.375% due 05/15/2014	71,875	80,083
7.400% due 01/15/2011	29,276	30,751
7.625% due 06/01/2019	365	412
7.750% due 08/15/2015	2,000	2,163
7.800% due 02/15/2010	500	511
Bank of America Institutional Capital A
8.070% due 12/31/2026	4,400	4,312
Bank of America N.A.
0.579% due 06/15/2016	107,160	91,629
0.839% due 06/23/2010	600	601
1.059% due 05/12/2010	89,600	89,573
5.300% due 03/15/2017	500	481
6.000% due 10/15/2036	70,100	69,313
6.100% due 06/15/2017	5,000	5,038
Bank of New York Mellon Corp.
0.872% due 02/05/2010	8,700	8,714
6.375% due 04/01/2012	200	220
Bank of Scotland PLC
0.374% due 12/08/2010	19,400	18,955
5.250% due 02/21/2017	100	95
5.500% due 06/15/2012	12,000	12,668
Bank One Corp.
4.900% due 04/30/2015	20,000	20,503
5.900% due 11/15/2011	12,500	13,374
7.750% due 07/15/2025	200	211
Barclays Bank PLC
5.450% due 09/12/2012	198,500	213,509
6.050% due 12/04/2017	252,431	254,444
6.750% due 05/22/2019	200	224
7.434% due 09/29/2049	84,125	74,871
10.179% due 06/12/2021	398,880	525,240
BB&T Corp.
4.750% due 10/01/2012	145	151
BBVA USA Bancshares, Inc.
1.138% due 10/09/2009	35,000	35,001
Bear Stearns Cos. LLC
0.497% due 02/23/2010	238,025	238,081
0.549% due 05/18/2010	61,825	61,881
0.562% due 11/28/2011	33,250	33,052
0.645% due 10/22/2010	12,800	12,771
0.650% due 08/15/2011	68,085	67,788
0.673% due 02/01/2012	41,842	41,574
0.707% due 02/23/2012	1,000	942

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
0.718% due 01/31/2011	$184,450	$184,269
0.809% due 11/21/2016	13,706	12,530
0.910% due 07/19/2010	71,021	71,212
4.500% due 10/28/2010	8,215	8,494
4.550% due 06/23/2010	3,575	3,672
5.300% due 10/30/2015	20,500	21,674
5.350% due 02/01/2012	150	159
5.500% due 08/15/2011	10,325	10,817
5.550% due 01/22/2017	1,355	1,373
6.400% due 10/02/2017	118,490	129,105
6.950% due 08/10/2012	560,380	624,332
7.250% due 02/01/2018	115,640	132,276
7.625% due 12/07/2009	632	640
BFC Finance Corp.
7.375% due 12/01/2017	1,000	1,135
Block Financial LLC
7.875% due 01/15/2013	53,100	57,615
BNP Paribas
5.186% due 06/29/2049	1,800	1,429
BNY Mellon N.A.
4.750% due 12/15/2014	50	53
Boeing Capital Corp.
6.100% due 03/01/2011	300	319
7.375% due 09/27/2010	135	142
C5 Capital SPV Ltd.
6.196% due 12/31/2049	15,000	11,676
C10 Capital SPV Ltd.
6.722% due 12/31/2049	39,500	31,264
Caelus Re Ltd.
6.611% due 06/07/2011	25,000	23,780
Calabash Re Ltd.
11.199% due 01/08/2010	2,650	2,636
Capital One Bank USA N.A.
8.800% due 07/15/2019	112,400	130,150
Capital One Financial Corp.
5.700% due 09/15/2011	7,000	7,318
6.150% due 09/01/2016	8,462	8,325
6.250% due 11/15/2013	193	207
6.750% due 09/15/2017	260,000	276,366
7.375% due 05/23/2014	13,000	14,528
Caterpillar Financial Services Corp.
1.033% due 06/24/2011	4,500	4,533
4.850% due 12/07/2012	300	319
5.450% due 04/15/2018	25	26
6.125% due 02/17/2014	7,900	8,673
CBA Capital Trust II
6.024% due 03/29/2049	65	54
Charter One Bank N.A.
6.375% due 05/15/2012	6,350	6,489
Chubb Corp.
6.500% due 05/15/2038	10,000	11,831
Chukchansi Economic Development Authority
8.000% due 11/15/2013	400	318
CIT Group, Inc.
0.704% due 02/13/2012	6,440	4,254
0.734% due 04/27/2011	13,900	9,603
0.782% due 07/28/2011	55,046	38,599
5.000% due 02/01/2015	150	96
5.125% due 09/30/2014 (l)	675	433
6.000% due 02/15/2013	500	236
7.625% due 11/30/2012	11,575	7,545
7.750% due 04/02/2012	4,000	2,523
12.000% due 12/18/2018	37,901	11,370
Citibank N.A.
1.875% due 05/07/2012	31,100	31,327
1.875% due 06/04/2012	15,200	15,312
Citicorp
7.250% due 10/15/2011	12,413	13,183
CitiFinancial, Inc.
6.625% due 06/01/2015	10,000	10,043
Citigroup Capital XXI
8.300% due 12/21/2057	376,631	338,497
Citigroup Funding, Inc.
0.755% due 10/22/2009	14,550	14,553
1.518% due 05/07/2010	173,500	173,670
2.250% due 12/10/2012	62,300	63,207
Citigroup Global Markets Holdings, Inc.
0.603% due 11/02/2009	800	798
Citigroup, Inc.
0.313% due 12/28/2009	184,930	184,677
0.420% due 03/16/2012	35,955	34,210
0.439% due 03/07/2014	21,000	18,789
0.519% due 05/18/2011	106,700	104,112
0.579% due 05/18/2010	237,540	236,519
0.579% due 06/09/2016	39,900	33,232
0.604% due 08/13/2010	1,300	1,292
2.125% due 04/30/2012	32,371	32,851
2.140% due 05/15/2018	300	265
4.125% due 02/22/2010	21,335	21,552
4.625% due 08/03/2010	5,400	5,515
5.000% due 09/15/2014	15,740	15,000
5.100% due 09/29/2011	28,550	29,378
5.125% due 02/14/2011	58,114	59,256
5.250% due 02/27/2012	10,000	10,277
5.300% due 10/17/2012	201,360	207,956
5.500% due 08/27/2012	177,850	183,342
5.500% due 04/11/2013	717,845	735,406
5.625% due 08/27/2012	31,182	31,556
5.850% due 07/02/2013	24,500	24,970
5.875% due 02/22/2033	75	62
6.000% due 02/21/2012	1,100	1,143
6.000% due 08/15/2017	78,042	77,094
6.125% due 11/21/2017	160,940	160,042
6.125% due 05/15/2018	113,870	112,306
6.500% due 08/19/2013	183,793	193,167
7.250% due 10/01/2010	57,934	59,614
8.125% due 07/15/2039	132,965	149,288
8.500% due 05/22/2019	79,780	90,210
CNA Financial Corp.
5.850% due 12/15/2014	38,500	36,433
6.000% due 08/15/2011	28,500	28,640
6.500% due 08/15/2016	6,250	5,904
Comerica Bank
0.336% due 06/30/2010	6,200	6,082
0.517% due 05/24/2011	10,100	9,669
0.564% due 05/10/2010	2,500	2,461
Commonwealth Bank of Australia
2.400% due 01/12/2012	700	713
Countrywide Financial Corp.
0.908% due 05/07/2012	39,000	37,591
4.500% due 06/15/2010	21,816	22,050
5.800% due 06/07/2012	204,469	215,849
6.250% due 05/15/2016	25,000	25,081
Countrywide Home Loans, Inc.
4.000% due 03/22/2011	99,991	101,660
Credit Agricole S.A.
0.422% due 05/28/2010	3,800	3,785
6.637% due 05/29/2049	25,147	18,232
Credit Suisse New York
5.000% due 05/15/2013	230,000	243,695
6.000% due 02/15/2018	103	108
Credit Suisse USA, Inc.
0.640% due 08/15/2010	41,790	41,859
0.640% due 08/16/2011	11,595	11,591
5.125% due 08/15/2015	55	58
5.375% due 03/02/2016	250	264
5.500% due 08/16/2011	400	426
5.500% due 08/15/2013	100	108
6.125% due 11/15/2011	9,300	10,046
7.125% due 07/15/2032	40	48
Danske Bank A/S
2.500% due 05/10/2012	100	101
DBS Bank Ltd.
0.660% due 05/16/2017	22,000	20,481
5.000% due 11/15/2019	8,000	8,006
Deutsche Bank AG
0.740% due 02/17/2015	11,700	10,969
4.875% due 05/20/2013	265,275	282,892
6.000% due 09/01/2017	365,050	394,595
DnB NOR Bank ASA
0.580% due 10/13/2009	10,600	10,595
Duke University
5.150% due 04/01/2019	5,300	5,727
East Lane Re Ltd.
6.483% due 05/06/2011	45,000	44,939
El Paso Performance-Linked Trust
7.750% due 07/15/2011	11,050	11,345
European Investment Bank
4.625% due 05/15/2014	77	84
5.000% due 02/08/2010	171	174
5.125% due 09/13/2016	39	43
Ferrellgas Escrow LLC
6.750% due 05/01/2014	350	335
FIA Card Services N.A.
6.625% due 06/15/2012	10,000	10,729
7.125% due 11/15/2012	23,285	25,185
Fifth Third Bancorp
0.712% due 12/20/2016	29,030	19,558
6.250% due 05/01/2013	100,180	103,441
First Union Capital I
7.935% due 01/15/2027	4,405	4,414
First Union Institutional Capital II
7.850% due 01/01/2027	9,500	9,050
Fleet Capital Trust V
1.292% due 12/18/2028	800	466
FleetBoston Financial Corp.
7.375% due 12/01/2009	20,000	20,184
FNBC 1993-A Pass-Through Trust
8.080% due 01/05/2018	208	229
Ford Motor Credit Co. LLC
2.079% due 01/15/2010	20,330	20,178
3.260% due 01/13/2012 (l)	63,100	56,869
5.549% due 06/15/2011	12,000	11,475
5.700% due 01/15/2010	30,400	30,393
7.000% due 10/01/2013	3,200	3,007
7.250% due 10/25/2011	28,200	27,405
7.375% due 10/28/2009	159,343	159,387
7.375% due 02/01/2011	15,100	15,026
7.500% due 08/01/2012	1,800	1,730

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.800% due 06/01/2012	$1,500	$1,451
7.875% due 06/15/2010	112,628	113,140
8.000% due 12/15/2016	167,919	156,061
8.625% due 11/01/2010	23,300	23,576
9.750% due 09/15/2010	19,015	19,436
12.000% due 05/15/2015	50,000	55,162
Foundation Re II Ltd.
7.190% due 11/26/2010	43,850	43,118
Fresenius U.S. Finance II, Inc.
9.000% due 07/15/2015	1,600	1,752
GATX Financial Corp.
5.500% due 02/15/2012	7,080	7,285
6.273% due 06/15/2011	10,355	10,662
General Electric Capital Corp.
0.330% due 03/12/2010	400	400
0.422% due 06/20/2014	38,000	30,950
0.432% due 12/20/2013	5,000	4,469
0.510% due 08/15/2011	4,400	4,293
0.592% due 04/28/2011	39,970	38,911
0.661% due 05/11/2016	4,700	3,956
0.674% due 07/27/2012	9,325	8,906
0.748% due 01/08/2016	82,900	70,574
0.768% due 10/06/2015	13,500	11,559
0.852% due 05/05/2026	29,950	23,656
0.933% due 02/01/2011	6,000	5,976
1.800% due 03/11/2011	1,400	1,418
2.000% due 09/28/2012	100	101
2.200% due 06/08/2012	400	406
2.250% due 03/12/2012	403	411
2.625% due 12/28/2012	600	615
4.000% due 05/15/2010	100	100
4.250% due 06/15/2012	1,596	1,648
5.400% due 02/15/2017	6,400	6,392
5.625% due 09/15/2017	65	66
5.625% due 05/01/2018	1,485	1,480
5.875% due 01/14/2038	547,687	503,922
6.000% due 06/15/2012	1,005	1,077
6.375% due 11/15/2067	249,800	207,019
6.750% due 03/15/2032	250	256
6.875% due 01/10/2039	241,435	253,678
8.125% due 05/15/2012	250	280
Genworth Financial, Inc.
6.500% due 06/15/2034	160	127
6.515% due 05/22/2018	15,000	12,867
Genworth Global Funding Trusts
0.459% due 12/15/2010	6,160	5,778
0.580% due 05/15/2012	12,000	10,408
0.699% due 04/15/2014	500	394
Glitnir Banki HF
4.762% due 04/20/2010 (a)	1,800	450
GMAC LLC
6.000% due 04/01/2011	15,000	14,050
6.000% due 12/15/2011	100	92
6.500% due 12/15/2018	200	123
6.700% due 06/15/2018	100	63
6.850% due 04/15/2016	200	133
6.875% due 09/15/2011	3,900	3,672
7.000% due 02/15/2018	100	62
7.200% due 10/15/2017	125	80
7.250% due 09/15/2017	200	130
7.375% due 04/15/2018	100	65
Golden West Financial Corp.
4.750% due 10/01/2012	100	103
Goldman Sachs Capital I
6.345% due 02/15/2034	750	691
Goldman Sachs Capital II
5.793% due 12/29/2049	25,200	18,270
Goldman Sachs Group, Inc.
0.369% due 12/23/2009	34,000	34,010
0.383% due 06/28/2010	64,000	64,014
0.520% due 11/16/2009	59,830	59,842
0.548% due 03/02/2010	69,384	69,524
0.583% due 06/28/2010	28,220	28,268
0.651% due 02/06/2012	77,965	76,748
0.692% due 08/05/2011	1,600	1,585
0.739% due 03/22/2016	34,600	32,683
0.882% due 09/29/2014	12,500	11,789
0.905% due 07/22/2015	6,000	5,592
0.959% due 10/07/2011	2,700	2,667
1.010% due 01/12/2015	20,000	19,169
1.625% due 07/15/2011	262	265
3.625% due 08/01/2012	120	123
4.750% due 07/15/2013	500	522
5.000% due 01/15/2011	11,500	11,941
5.250% due 04/01/2013	82	87
5.250% due 10/15/2013	4,915	5,224
5.300% due 02/14/2012	11,630	12,294
5.350% due 01/15/2016	16,955	17,538
5.450% due 11/01/2012	446	478
5.500% due 11/15/2014	148	157
5.625% due 01/15/2017	450	454
5.700% due 09/01/2012	2,325	2,511
5.750% due 10/01/2016	1,200	1,259
5.950% due 01/18/2018	304,065	315,974
6.125% due 02/15/2033	20,010	21,463
6.150% due 04/01/2018	314,785	331,674
6.250% due 09/01/2017	418,300	443,104
6.450% due 05/01/2036	155	155
6.600% due 01/15/2012	12,975	14,098
6.750% due 10/01/2037	329,674	341,319
6.875% due 01/15/2011	195	207
7.350% due 10/01/2009	150	150
7.500% due 02/15/2019	37,150	42,559
Hartford Life Global Funding Trusts
0.479% due 06/16/2014	400	298
0.490% due 11/15/2009	15,500	15,429
HBOS Capital Funding LP
6.071% due 06/29/2049	10,000	5,800
HBOS PLC
6.750% due 05/21/2018	250,600	223,849
HCP, Inc.
5.650% due 12/15/2013	2,530	2,506
5.950% due 09/15/2011	12,350	12,693
6.000% due 01/30/2017	1,700	1,591
6.300% due 09/15/2016	13,000	12,533
6.700% due 01/30/2018	27,900	26,885
Health Care REIT, Inc.
5.875% due 05/15/2015	5,000	4,762
Heller Financial, Inc.
7.375% due 11/01/2009	300	301
HSBC Bank USA N.A.
0.430% due 12/14/2009	9,700	9,702
4.625% due 04/01/2014	75	78
5.875% due 11/01/2034	3,000	3,075
6.000% due 08/09/2017	13,900	14,696
HSBC Capital Funding LP
4.610% due 12/29/2049	400	314
9.547% due 12/29/2049	43,400	44,268
10.176% due 12/29/2049	66,160	76,499
HSBC Finance Capital Trust IX
5.911% due 11/30/2035	2,300	1,748
HSBC Finance Corp.
0.380% due 03/12/2010	5,100	5,084
0.564% due 10/21/2009	73,700	73,701
0.649% due 09/14/2012	8,500	8,061
0.674% due 08/09/2011	11,900	11,555
0.714% due 05/10/2010	39,205	39,054
0.720% due 11/16/2009	86,979	87,018
0.759% due 01/15/2014	16,900	15,571
0.791% due 06/01/2016	28,100	25,036
4.625% due 09/15/2010	278	285
5.700% due 06/01/2011	230	239
7.000% due 05/15/2012	315	341
HSBC Holdings PLC
6.500% due 05/02/2036	191,900	208,581
6.500% due 09/15/2037	110,600	120,028
HSBC USA, Inc.
3.125% due 12/16/2011	1,200	1,247
ICICI Bank Ltd.
1.050% due 01/12/2010	1,800	1,764
ILFC E-Capital Trust I
5.900% due 12/21/2065	8,521	4,388
ILFC E-Capital Trust II
6.250% due 12/21/2065	18,380	9,466
ING Bank NV
2.625% due 02/09/2012	13,700	13,941
3.900% due 03/19/2014	2,200	2,268
Inter-American Development Bank
7.375% due 01/15/2010	350	357
International Bank for Reconstruction & Development
5.000% due 04/01/2016	69	76
International Lease Finance Corp.
0.627% due 05/24/2010	85,035	81,016
0.860% due 07/13/2012	10,630	8,355
0.909% due 01/15/2010	42,230	41,251
0.927% due 07/01/2011	50,000	43,682
4.150% due 01/20/2015	92,000	90,574
4.375% due 11/01/2009	2,000	1,991
4.750% due 01/13/2012	10,677	9,061
4.875% due 09/01/2010	121,456	113,912
4.950% due 02/01/2011	10,900	9,984
5.000% due 04/15/2010	23,155	22,490
5.000% due 09/15/2012	5,000	4,015
5.125% due 11/01/2010	43,404	40,653
5.250% due 01/10/2013	15,000	12,101
5.300% due 05/01/2012	25,300	21,277
5.350% due 03/01/2012	20,000	17,010
5.400% due 02/15/2012	31,794	27,337
5.450% due 03/24/2011	35,975	33,174
5.625% due 09/15/2010	49,690	47,429
5.625% due 09/20/2013	115	88
5.750% due 06/15/2011	69,031	62,908
5.875% due 05/01/2013	5,000	3,937
6.375% due 03/25/2013	350	281
6.625% due 11/15/2013	15,000	11,908
iStar Financial, Inc.
5.150% due 03/01/2012	10,000	6,050
5.800% due 03/15/2011	400	288
5.950% due 10/15/2013	10,000	5,800
See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Jackson National Life Funding LLC
0.746% due 08/06/2011	$31,600	$29,226
John Deere Capital Corp.
1.052% due 06/10/2011	2,200	2,215
4.950% due 12/17/2012	15	16
5.650% due 07/25/2011	9,000	9,649
7.000% due 03/15/2012	175	195
JPMorgan Chase & Co.
0.365% due 06/25/2010	1,300	1,301
0.410% due 06/25/2012	28,300	27,886
0.417% due 12/21/2011	2,500	2,480
0.508% due 05/07/2010	6,600	6,603
0.550% due 05/16/2011	11,600	11,556
0.633% due 11/01/2012	3,500	3,440
0.684% due 01/17/2011	19,075	19,063
0.785% due 10/02/2009	68,100	68,100
3.125% due 12/01/2011	400	415
4.500% due 01/15/2012	4,000	4,180
4.750% due 05/01/2013	753	798
4.750% due 03/01/2015	300	313
4.875% due 03/15/2014	645	661
5.125% due 09/15/2014	14,015	14,623
5.250% due 05/01/2015	700	713
5.600% due 06/01/2011	132	140
5.750% due 01/02/2013	40,135	42,881
6.000% due 01/15/2018	157,485	169,310
6.125% due 06/27/2017	15	16
6.300% due 04/23/2019	21,000	22,968
6.400% due 05/15/2038	36,736	41,270
6.625% due 03/15/2012	1,300	1,420
7.000% due 11/15/2009	6,645	6,683
7.875% due 06/15/2010	80	84
JPMorgan Chase & Co. CPI Linked Bond
1.721% due 02/15/2012	600	578
JPMorgan Chase Bank N.A.
0.630% due 06/13/2016	30,565	28,473
5.875% due 06/13/2016	20	21
6.000% due 10/01/2017	323,300	340,570
JPMorgan Chase Capital XV
5.875% due 03/15/2035	12,135	10,822
JPMorgan Chase Capital XX
6.550% due 09/15/2066	37,900	35,315
JPMorgan Chase Capital XXI
1.433% due 02/02/2037	24,000	16,017
JPMorgan Chase Capital XXIII
1.440% due 05/15/2077	4,278	2,852
KeyBank N.A.
2.598% due 06/02/2010	292,100	290,755
7.413% due 05/06/2015	91,450	91,744
KeyCorp
6.500% due 05/14/2013	100,000	102,482
Kimco Realty Corp.
5.700% due 05/01/2017	2,000	1,876
Kreditanstalt fuer Wiederaufbau
4.875% due 06/17/2019	60,000	65,392
Landwirtschaftliche Rentenbank
4.875% due 11/16/2015	175	191
LeasePlan Corp. NV
3.000% due 05/07/2012	205,000	209,863
Lehman Brothers Holdings, Inc.
2.907% due 11/16/2009 (a)	25,870	4,463
2.951% due 05/25/2010 (a)	108,850	18,777
3.011% due 12/23/2010 (a)	100	17
3.950% due 11/10/2009 (a)	100	18
5.625% due 01/24/2013 (a)	152,570	27,653
5.750% due 01/03/2017 (a)	200	0
6.200% due 09/26/2014 (a)	49,670	8,692
6.625% due 01/18/2012 (a)	350	61
6.750% due 12/28/2017 (a)	20,000	2
6.875% due 05/02/2018 (a)	122,732	22,399
7.000% due 04/16/2019 (a)	90	11
7.500% due 05/11/2038 (a)	85,000	8
7.875% due 11/01/2009 (a)	65	11
Liberty Mutual Group, Inc.
5.750% due 03/15/2014	10,200	9,614
Lincoln National Corp.
0.380% due 03/12/2010	31,900	31,516
Lloyds Banking Group PLC
5.920% due 09/29/2049	37,900	21,792
6.657% due 01/29/2049	200	122
Longpoint Re Ltd.
5.549% due 05/08/2010	87,500	87,500
M&I Marshall & Ilsley Bank
5.250% due 09/04/2012	125	111
Macquarie Bank Ltd.
2.600% due 01/20/2012	200,000	205,511
3.300% due 07/17/2014	177,300	179,727
Marsh & McLennan Cos., Inc.
5.375% due 07/15/2014	21,000	21,886
5.750% due 09/15/2015	83,000	87,636
9.250% due 04/15/2019	12,250	15,377
Marshall & Ilsley Corp.
5.350% due 04/01/2011	4,745	4,587
MBNA Capital B
1.283% due 02/01/2027	10,900	6,790
MBNA Corp.
6.125% due 03/01/2013	20,100	21,137
Mellon Funding Corp.
5.000% due 12/01/2014	100	108
Mercantile Bankshares Corp.
4.625% due 04/15/2013	3,390	3,366
Merrill Lynch & Co., Inc.
0.356% due 03/23/2010	6,410	6,406
0.389% due 03/23/2010	26,500	26,460
0.410% due 12/04/2009	16,775	16,776
0.544% due 06/05/2012	128,460	123,605
0.640% due 02/15/2011	37,250	36,314
0.683% due 11/01/2011	123,800	120,069
0.684% due 01/07/2010	199,800	199,777
0.692% due 02/05/2010	68,274	68,294
0.704% due 07/25/2011	147,030	143,159
0.969% due 01/15/2015	30,900	27,854
2.709% due 05/12/2010	183,145	185,512
4.250% due 02/08/2010	12,960	13,118
5.000% due 01/15/2015	2,700	2,730
5.450% due 02/05/2013	114	118
5.450% due 07/15/2014	30	31
5.700% due 05/02/2017	10	10
6.050% due 08/15/2012	540,938	577,397
6.150% due 04/25/2013	30,000	31,778
6.220% due 09/15/2026	115	109
6.400% due 08/28/2017	199,810	202,683
6.750% due 06/01/2028	115	117
6.875% due 04/25/2018	592,595	624,239
7.750% due 05/14/2038	325	367
MetLife, Inc.
5.375% due 12/15/2012	200	213
6.400% due 12/15/2066	70,400	60,544
Metropolitan Life Global Funding I
0.480% due 05/17/2010	23,900	23,855
0.549% due 03/15/2012	400	381
5.125% due 11/09/2011	4,325	4,543
5.125% due 04/10/2013	106,500	110,546
Mizuho Financial Group Cayman Ltd.
8.375% due 01/29/2049	200	202
Monumental Global Funding Ltd.
0.679% due 06/15/2011	60,000	56,025
5.500% due 04/22/2013	52,400	53,599
Morgan Stanley
0.364% due 05/07/2010	41,745	41,698
0.490% due 04/19/2012	50,500	49,065
0.568% due 05/07/2010	58,650	58,591
0.599% due 01/15/2010	74,290	74,261
0.760% due 01/18/2011	133,800	132,576
0.788% due 01/09/2012	70,950	69,091
0.789% due 01/15/2010	21,830	21,832
0.838% due 01/09/2014	26,580	24,756
0.960% due 10/18/2016	112,400	100,534
0.989% due 10/15/2015	41,920	38,401
2.250% due 03/13/2012	365	372
2.550% due 05/14/2010	360,200	364,213
2.900% due 12/01/2010	1,000	1,026
3.250% due 12/01/2011	100	104
4.250% due 05/15/2010	2,500	2,542
4.750% due 04/01/2014	6,159	6,122
5.050% due 01/21/2011	16,000	16,556
5.300% due 03/01/2013	6,529	6,849
5.375% due 10/15/2015	4,500	4,651
5.550% due 04/27/2017	2,995	2,989
5.625% due 01/09/2012	1,604	1,701
5.750% due 08/31/2012	312,375	334,575
5.750% due 10/18/2016	17,600	17,894
5.950% due 12/28/2017	113,200	115,440
6.000% due 05/13/2014	100	107
6.000% due 04/28/2015	119,200	126,404
6.250% due 08/28/2017	33,400	34,821
6.250% due 08/09/2026	225	232
6.600% due 04/01/2012	1,490	1,620
6.625% due 04/01/2018	13,700	14,510
6.750% due 04/15/2011	12,624	13,466
7.300% due 05/13/2019	425	468
MUFG Capital Finance 1 Ltd.
6.346% due 07/29/2049	22,300	20,632
Mystic Re Ltd.
10.361% due 06/07/2011	12,200	12,331
National Australia Bank Ltd.
0.482% due 06/19/2017	75,000	71,228
0.512% due 06/29/2016	10,000	9,582
0.914% due 02/08/2010	70,300	70,295
5.350% due 06/12/2013	186,330	198,875
National City Bank
0.387% due 06/18/2010	1,900	1,890
0.649% due 12/15/2016	8,090	6,757
0.684% due 06/07/2017	10,000	8,031
4.250% due 01/29/2010	2,200	2,212
4.500% due 03/15/2010	15,278	15,475
4.625% due 05/01/2013	8,400	8,354
6.200% due 12/15/2011	30,600	32,696
National City Bank of Kentucky
6.300% due 02/15/2011	2,625	2,736

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
National Rural Utilities Cooperative Finance Corp.
7.250% due 03/01/2012	$140	$155
10.375% due 11/01/2018	252	334
National Westminster Bank PLC
7.375% due 10/01/2009	3,300	3,300
Nationwide Health Properties, Inc.
6.500% due 07/15/2011	13,000	13,407
Nationwide Life Global Funding I
0.631% due 05/19/2010	46,400	45,618
5.450% due 10/02/2012	6,900	6,857
New York Community Bank
3.000% due 12/16/2011	200	206
New York Life Global Funding
4.650% due 05/09/2013	14,600	15,388
Nippon Life Insurance Co.
4.875% due 08/09/2010	2,500	2,544
Nordea Bank Sweden AB
8.950% due 11/29/2049	28,000	27,020
Northern Rock PLC
0.590% due 10/20/2009	5,000	4,996
5.625% due 06/22/2017	12,500	11,514
NSG Holdings LLC
7.750% due 12/15/2025	800	720
ORIX Corp.
5.480% due 11/22/2011	20,000	19,047
Osiris Capital PLC
3.359% due 01/15/2010	19,300	19,294
Pacific Life Global Funding
0.519% due 06/22/2011	17,406	16,172
5.150% due 04/15/2013	11,700	12,249
Pearson Dollar Finance PLC
5.700% due 06/01/2014	5,000	5,262
Pearson Dollar Finance Two PLC
5.500% due 05/06/2013	25,000	26,037
6.250% due 05/06/2018	28,000	29,636
Petroleum Export Ltd.
5.265% due 06/15/2011	16,245	15,863
PMI Group, Inc.
6.000% due 09/15/2016	9,500	6,144
PNC Bank N.A.
0.933% due 02/01/2010	10,000	9,926
PNC Funding Corp.
0.628% due 01/31/2012	9,000	8,685
5.125% due 12/14/2010	150	156
PNC Preferred Funding Trust I
8.700% due 03/29/2049	100	95
Premium Asset Trust
0.798% due 10/08/2009	44,950	44,918
Pricoa Global Funding I
0.591% due 01/30/2012	3,100	2,936
1.130% due 06/04/2010	4,600	4,572
5.300% due 09/27/2013	21,000	21,132
Princeton University
4.950% due 03/01/2019	6,800	7,277
5.700% due 03/01/2039	10,000	11,047
Principal Life Income Funding Trusts
0.600% due 11/15/2010	1,000	980
5.100% due 04/15/2014	100	103
5.300% due 04/24/2013	148,900	152,927
5.550% due 04/27/2015	237,300	239,264
Progressive Corp.
6.700% due 06/15/2067	200	172
Protective Life Secured Trusts
0.411% due 11/09/2010	1,000	905
Prudential Financial, Inc.
0.520% due 06/10/2013	20,000	18,374
6.000% due 12/01/2017	40,000	40,605
6.100% due 06/15/2017	307	309
6.625% due 12/01/2037	8,200	8,400
Rabobank Nederland NV
11.000% due 06/29/2049	234,986	288,662
RBS Capital Trust I
4.709% due 12/29/2049	500	238
Regions Bank
7.500% due 05/15/2018	127,661	116,302
Regions Financial Corp.
0.453% due 06/26/2012	5,400	4,633
6.375% due 05/15/2012	125	117
Residential Reinsurance 2007 Ltd.
6.361% due 06/07/2010	12,500	12,641
7.611% due 06/07/2010	12,500	12,668
8.111% due 06/07/2010	12,500	12,708
10.611% due 06/07/2010	1,500	1,537
Residential Reinsurance 2008 Ltd.
7.111% due 06/06/2011	16,000	15,464
Resona Bank Ltd.
5.850% due 09/29/2049	37,950	32,870
Royal Bank of Canada
5.650% due 07/20/2011	125	134
Royal Bank of Scotland Group PLC
0.854% due 04/08/2011	2,100	2,106
2.625% due 05/11/2012	41,400	42,048
4.875% due 08/25/2014	42,400	43,107
5.000% due 10/01/2014	4,200	3,804
5.050% due 01/08/2015	25	22
6.375% due 02/01/2011	9,110	9,120
6.990% due 10/29/2049	91,500	47,639
7.640% due 03/29/2049	130,175	63,861
7.648% due 08/29/2049	10,195	5,720
9.118% due 03/31/2049	89,000	82,334
Santander Issuances S.A. Unipersonal
5.911% due 06/20/2016	7,900	7,848
Santander Perpetual S.A. Unipersonal
6.671% due 10/29/2049	215,300	189,656
Santander U.S. Debt S.A. Unipersonal
0.374% due 11/20/2009	161,000	161,012
Simon Property Group LP
4.600% due 06/15/2010	8,000	8,082
5.100% due 06/15/2015	200	200
5.250% due 12/01/2016	11,700	11,555
5.600% due 09/01/2011	5,000	5,208
5.750% due 12/01/2015	1,200	1,229
5.875% due 03/01/2017	8,000	8,173
6.100% due 05/01/2016	10,000	10,295
6.125% due 05/30/2018	2,000	2,019
SLM Corp.
0.310% due 03/15/2010	12,598	12,070
0.499% due 03/15/2011	72,720	65,511
0.693% due 01/31/2014	400	239
0.723% due 01/01/2014	7,701	4,463
0.734% due 10/25/2011	140,700	118,020
0.804% due 01/27/2014	3,390	2,141
4.000% due 01/15/2010	6,500	6,458
5.000% due 10/01/2013	7,600	6,056
5.125% due 08/27/2012	18,125	15,521
5.140% due 06/15/2016	100,000	58,297
5.375% due 01/15/2013	12,920	10,781
5.375% due 05/15/2014	2,100	1,609
5.400% due 10/25/2011	4,270	3,942
8.450% due 06/15/2018	64,000	51,131
SLM Corp. CPI Linked Bond
0.053% due 03/15/2012	2,000	1,469
0.698% due 11/21/2013	270	155
SMFG Preferred Capital USD 1 Ltd.
6.078% due 01/29/2049	114,000	100,146
Societe Generale
5.922% due 04/29/2049	1,800	1,298
Source One Mortgage Corp.
9.000% due 06/01/2012	9,200	9,911
Sovereign Bank
8.750% due 05/30/2018	10,000	11,549
State Street Capital Trust III
8.250% due 03/15/2042	11,700	11,462
State Street Capital Trust IV
1.299% due 06/01/2077	65,500	42,521
State Street Corp.
7.650% due 06/15/2010	175	181
Suffield CLO Ltd.
1.059% due 09/26/2014	1,728	1,644
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049	100	95
Sun Life Financial Global Funding LP
0.748% due 07/06/2011	47,400	44,941
0.828% due 07/06/2010	46,191	45,598
SunTrust Bank
0.529% due 05/21/2012	9,050	8,251
3.000% due 11/16/2011	2,000	2,072
6.375% due 04/01/2011	200	207
SunTrust Banks, Inc.
5.250% due 11/05/2012	1,045	1,079
Svensk ExportKredit AB
4.875% due 09/29/2011	125	133
5.125% due 03/01/2017	75	81
Svenska Handelsbanken AB
1.300% due 09/14/2012	51,000	50,752
Swedbank AB
2.800% due 02/10/2012	1,500	1,527
TD North America LP
0.728% due 10/15/2009	16,000	15,994
TNK-BP Finance S.A.
6.125% due 03/20/2012	39,300	39,005
7.500% due 03/13/2013	50,000	50,690
Toll Road Investors Partnership II LP
0.000% due 02/15/2045	1,010	82
Toyota Motor Credit Corp.
4.250% due 03/15/2010	500	507
TransCapitalInvest Ltd. for OJSC AK Transneft
6.103% due 06/27/2012	27,450	28,155
7.700% due 08/07/2013	1,000	1,058
8.700% due 08/07/2018	75,200	82,209
Travelers Cos., Inc.
6.250% due 06/15/2037	125	141
Travelers Property Casualty Corp.
5.000% due 03/15/2013	70	72
6.375% due 03/15/2033	33	38
U.S. Bancorp
0.646% due 04/27/2012	14,750	14,851
0.879% due 02/04/2010	5,740	5,750
4.500% due 07/29/2010	150	155

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. Bank N.A.
6.375% due 08/01/2011	$3,000	$3,243
UBS AG
1.392% due 05/05/2010	5,900	5,913
5.750% due 04/25/2018	147,450	150,101
5.875% due 12/20/2017	184,000	188,661
UBS Paine Webber Group, Inc.
7.625% due 12/01/2009	100	101
UBS Preferred Funding Trust I
8.622% due 10/29/2049	58,900	54,265
UBS Preferred Funding Trust II
7.247% due 06/29/2049	8,000	6,701
UBS Preferred Funding Trust V
6.243% due 05/29/2049	20,175	15,373
UFJ Finance Aruba AEC
6.750% due 07/15/2013	3,700	4,116
Union Planters Corp.
7.750% due 03/01/2011	500	491
Universal City Development Partners
11.750% due 04/01/2010	1,400	1,414
USB Capital IX
6.189% due 10/29/2049	30,800	23,947
USB Realty Corp.
6.091% due 12/29/2049	38,000	26,600
Ventas Realty LP
6.500% due 06/01/2016	1,100	1,073
6.750% due 04/01/2017	190	187
7.125% due 06/01/2015	74	74
Vita Capital III Ltd.
1.697% due 01/01/2011	8,000	7,536
VTB Capital S.A.
2.183% due 11/02/2009	5,000	4,975
6.875% due 05/29/2018	15,000	14,850
Wachovia Bank N.A.
0.418% due 12/02/2010	125,950	126,025
0.453% due 05/25/2010	41,900	41,915
0.629% due 03/15/2016	200	179
0.863% due 11/03/2014	5,200	4,733
5.600% due 03/15/2016	19,800	20,059
6.600% due 01/15/2038	10,127	11,154
7.800% due 08/18/2010	6,750	7,118
Wachovia Capital Trust I
7.640% due 01/15/2027	1,370	1,114
Wachovia Capital Trust III
5.800% due 03/29/2049	158,615	111,824
Wachovia Capital Trust V
7.965% due 06/01/2027	5,361	4,494
Wachovia Corp.
0.411% due 12/01/2009	191,320	191,335
0.419% due 03/15/2011	48,900	48,582
0.511% due 06/01/2010	36,725	36,623
0.511% due 03/01/2012	43,975	43,017
0.574% due 07/26/2010	6,525	6,511
0.633% due 04/23/2012	47,175	46,199
0.639% due 10/15/2011	112,325	110,791
0.673% due 08/01/2013	14,050	13,437
0.831% due 10/28/2015	5,500	4,949
0.879% due 10/15/2016	58,870	52,036
2.253% due 05/01/2013	25,000	25,306
4.875% due 02/15/2014	21,280	21,706
5.300% due 10/15/2011	49,245	52,209
5.500% due 05/01/2013	165,569	177,356
5.500% due 08/01/2035	85	77
5.625% due 10/15/2016	92,200	96,453
5.700% due 08/01/2013	19,650	20,998
5.750% due 06/15/2017	22,525	23,839
5.750% due 02/01/2018	414,080	438,970
Wachovia Mortgage FSB
4.125% due 12/15/2009	100	101
Wells Fargo & Co.
0.349% due 03/23/2010	100,180	100,191
0.610% due 01/12/2011	10,000	9,984
0.645% due 08/20/2010	15	15
0.702% due 10/28/2015	24,000	21,958
0.926% due 01/29/2010	76,600	76,739
3.000% due 12/09/2011	1,500	1,555
4.375% due 01/31/2013	22,050	22,794
4.625% due 08/09/2010	25,000	25,828
5.000% due 11/15/2014	100	103
5.125% due 09/01/2012	300	317
5.250% due 10/23/2012	1,000	1,068
5.625% due 12/11/2017	2,575	2,709
Wells Fargo Bank N.A.
0.650% due 05/16/2016	300	260
4.750% due 02/09/2015	36,700	37,268
6.450% due 02/01/2011	5,672	5,977
Wells Fargo Capital X
5.950% due 12/15/2086	16,700	14,571
Wells Fargo Capital XIII
7.700% due 12/29/2049	222,254	196,695
Westpac Banking Corp.
3.250% due 12/16/2011	7,600	7,879
XL Capital Finance Europe PLC
6.500% due 01/15/2012	10,000	10,232
XL Capital Ltd.
5.250% due 09/15/2014	1,600	1,573
Xstrata Finance Canada Ltd.
5.500% due 11/16/2011	11,250	11,708
5.800% due 11/15/2016	1,000	985
ZFS Finance USA Trust I
5.875% due 05/09/2062	146	119

		33,249,130

INDUSTRIALS 4.9%
Abbott Laboratories
5.875% due 05/15/2016	140	156
Aetna, Inc.
6.000% due 06/15/2016	15,000	15,849
6.500% due 09/15/2018	12,000	13,012
AIG SunAmerica Global Financing VI
6.300% due 05/10/2011	45,050	44,506
Alcoa, Inc.
5.550% due 02/01/2017	4,200	4,085
5.870% due 02/23/2022	2,000	1,738
6.000% due 07/15/2013	25,000	26,127
6.750% due 07/15/2018	38,700	38,860
Altria Group, Inc.
9.250% due 08/06/2019	9,200	11,261
9.700% due 11/10/2018	64,525	80,271
9.950% due 11/10/2038	185	252
America Movil SAB de C.V.
5.625% due 11/15/2017	25	26
America West Airlines LLC
6.870% due 01/02/2017	1,238	1,056
American Airlines Pass-Through Trust 2001-02
6.978% due 10/01/2012	8,898	8,809
American Airlines Pass-Through Trust 2009-1A
10.375% due 07/02/2019	3,625	3,965
AmeriGas Partners LP
7.250% due 05/20/2015	800	784
AmerisourceBergen Corp.
5.625% due 09/15/2012	10,000	10,615
Amgen, Inc.
5.700% due 02/01/2019	28,026	30,864
5.850% due 06/01/2017	15,000	16,527
6.150% due 06/01/2018	4,500	5,098
6.375% due 06/01/2037	417	477
6.400% due 02/01/2039	30,015	34,527
6.900% due 06/01/2038	7,686	9,389
Anadarko Petroleum Corp.
6.125% due 03/15/2012	1,800	1,902
6.950% due 06/15/2019	55	61
Anheuser-Busch Cos., Inc.
5.500% due 01/15/2018	9,100	9,321
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 11/15/2014	370	395
6.875% due 11/15/2019	325	368
Apache Corp.
7.950% due 04/15/2026	150	194
Arrow Electronics, Inc.
6.000% due 04/01/2020	15,000	15,017
AstraZeneca PLC
5.400% due 09/15/2012	25	27
5.900% due 09/15/2017	69,200	77,571
6.450% due 09/15/2037	88,900	104,999
AutoZone, Inc.
4.750% due 11/15/2010	200	204
5.500% due 11/15/2015	10,050	10,677
5.875% due 10/15/2012	4,800	5,139
6.500% due 01/15/2014	40,000	43,508
6.950% due 06/15/2016	1,000	1,095
7.125% due 08/01/2018	27,000	29,962
Avnet, Inc.
6.625% due 09/15/2016	2,000	2,106
Avon Products, Inc.
5.125% due 01/15/2011	10,000	10,374
6.500% due 03/01/2019	28,300	32,285
Baker Hughes, Inc.
6.875% due 01/15/2029	100	119
Baxter International, Inc.
5.375% due 06/01/2018	10,000	10,856
Berry Plastics Corp.
5.259% due 02/15/2015	1,100	1,018
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013	145	155
5.125% due 03/29/2012	10,000	10,798
5.250% due 12/15/2015	82	89
Biomet, Inc.
10.000% due 10/15/2017	925	990
10.375% due 10/15/2017 (e)	4,500	4,804
Black & Decker Corp.
5.750% due 11/15/2016	20,000	20,014
8.950% due 04/15/2014	40,000	47,065
Boeing Co.
3.500% due 02/15/2015	115	118
8.750% due 08/15/2021	50	68
Boston Scientific Corp.
4.250% due 01/12/2011	575	582
5.125% due 01/12/2017	1,000	944
5.450% due 06/15/2014	2,000	2,015
6.000% due 06/15/2011	5,000	5,162
6.400% due 06/15/2016	2,000	2,038

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Brown-Forman Corp.
0.697% due 04/01/2010	$14,000	$14,000
Brunswick Corp.
11.750% due 08/15/2013	18,000	18,765
Burlington Northern Santa Fe Corp.
7.290% due 06/01/2036	55	67
Campbell Soup Co.
4.500% due 02/15/2019	1,200	1,234
Canadian National Railway Co.
6.250% due 08/01/2034	100	116
Canadian Natural Resources Ltd.
4.900% due 12/01/2014	90	95
5.700% due 05/15/2017	590	628
6.250% due 03/15/2038	20,000	21,386
6.500% due 02/15/2037	25,000	27,745
6.700% due 07/15/2011	12,860	13,885
Cardinal Health, Inc.
5.800% due 10/15/2016	23,000	24,037
6.000% due 06/15/2017	10,600	11,179
Cascades, Inc.
7.250% due 02/15/2013	7,450	7,338
Caterpillar, Inc.
5.700% due 08/15/2016	100	107
6.050% due 08/15/2036	100	110
CBS Corp.
5.625% due 08/15/2012	15,000	15,571
Celestica, Inc.
7.625% due 07/01/2013	1,500	1,534
Centex Corp.
5.250% due 06/15/2015	4,500	4,466
5.700% due 05/15/2014	1,500	1,530
6.500% due 05/01/2016	6,000	6,120
Chart Industries, Inc.
9.125% due 10/15/2015	800	804
Chesapeake Energy Corp.
7.250% due 12/15/2018	3,000	2,850
9.500% due 02/15/2015	3,685	3,897
Cie Generale de Geophysique-Veritas
9.500% due 05/15/2016	15	16
CIGNA Corp.
6.350% due 03/15/2018	20,000	20,087
Cisco Systems, Inc.
5.250% due 02/22/2011	500	527
5.500% due 02/22/2016	100	110
CITIC Resources Finance 2007 Ltd.
6.750% due 05/15/2014	17,900	17,094
Citigroup Global Markets Deutschland AG for OAO Gazprom
10.500% due 10/21/2009	161,670	162,495
CoBank ACB
7.875% due 04/16/2018	4,900	4,778
CODELCO, Inc.
6.150% due 10/24/2036	23,200	24,148
Colgate-Palmolive Co.
5.980% due 04/25/2012	150	164
Colorado Interstate Gas Co.
6.850% due 06/15/2037	250	258
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	345	401
Comcast Cable Communications LLC
6.750% due 01/30/2011	250	266
7.125% due 06/15/2013	400	452
Comcast Corp.
5.700% due 05/15/2018	60	63
5.700% due 07/01/2019	15	16
5.850% due 01/15/2010	420	426
5.850% due 11/15/2015	325	357
5.900% due 03/15/2016	5,000	5,382
6.300% due 11/15/2017	390	428
6.450% due 03/15/2037	22,000	23,379
6.500% due 01/15/2017	238	262
6.550% due 07/01/2039	120	129
7.050% due 03/15/2033	725	825
Commercial Metals Co.
6.500% due 07/15/2017	15,660	15,643
7.350% due 08/15/2018	13,000	13,747
Community Health Systems, Inc.
8.875% due 07/15/2015	2,500	2,569
Compagnie Générale de Géophysique-Veritas
7.750% due 05/15/2017	2,000	1,995
Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,201
5.500% due 03/15/2013	2,000	2,115
6.500% due 03/15/2018	25,045	27,633
ConocoPhillips
5.900% due 10/15/2032	300	321
Continental Airlines, Inc.
6.503% due 12/15/2012	9,220	8,805
6.820% due 05/01/2018	4,904	4,331
7.487% due 10/02/2010	1,215	1,191
7.707% due 10/02/2022	2,640	2,455
9.000% due 07/08/2016	3,750	3,987
Con-way, Inc.
7.250% due 01/15/2018	19,000	19,369
Costco Wholesale Corp.
5.500% due 03/15/2017	100	110
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	7,242
Cox Communications, Inc.
5.450% due 12/15/2014	40	43
6.450% due 12/01/2036	5,000	5,146
CRH America, Inc.
8.125% due 07/15/2018	10,000	11,261
Crown Americas LLC
7.625% due 11/15/2013	1,075	1,091
CSX Corp.
5.600% due 05/01/2017	21,200	22,269
6.250% due 03/15/2018	5,852	6,357
6.750% due 03/15/2011	10,000	10,706
CVS Caremark Corp.
0.661% due 06/01/2010	138,040	138,167
5.750% due 08/15/2011	16,000	17,116
6.125% due 08/15/2016	6,745	7,409
Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	1,896
8.950% due 07/01/2017	7,000	7,750
Daimler Finance North America LLC
4.875% due 06/15/2010	19,300	19,678
5.750% due 09/08/2011	57,000	59,907
5.875% due 03/15/2011	50,500	52,423
6.500% due 11/15/2013	36,000	38,834
7.300% due 01/15/2012	8,200	8,852
7.750% due 01/18/2011	36,800	39,016
8.000% due 06/15/2010	300	312
Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	14,735
Delhaize America, Inc.
9.000% due 04/15/2031	80	106
Dell, Inc.
4.700% due 04/15/2013	149,700	157,990
5.650% due 04/15/2018	77,370	81,346
6.500% due 04/15/2038	95,000	99,509
Devon Financing Corp. ULC
6.875% due 09/30/2011	55	60
Diageo Capital PLC
5.500% due 09/30/2016	50	54
DirecTV Holdings LLC
8.375% due 03/15/2013	800	824
DISH DBS Corp.
6.375% due 10/01/2011	8,625	8,819
7.000% due 10/01/2013	125	127
7.125% due 02/01/2016	1,250	1,247
Dow Chemical Co.
5.700% due 05/15/2018	500	494
7.600% due 05/15/2014	250	277
8.550% due 05/15/2019	2,745	3,091
DR Horton, Inc.
5.625% due 09/15/2014	3,000	2,910
5.625% due 01/15/2016	13,000	12,220
6.125% due 01/15/2014	5,000	4,988
6.500% due 04/15/2016	40,000	39,550
E.I. Du Pont De Nemours & Co.
4.125% due 04/30/2010	200	204
4.750% due 11/15/2012	175	188
5.000% due 01/15/2013	300	325
5.250% due 12/15/2016	10,000	10,824
Eastman Kodak Co.
7.250% due 11/15/2013	890	734
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	22,824
Ecopetrol S.A.
7.625% due 07/23/2019	65,015	71,516
El Paso Corp.
7.000% due 05/15/2011	7,950	8,073
7.000% due 06/15/2017	1,950	1,922
7.750% due 06/15/2010	7,150	7,214
7.875% due 06/15/2012	10,200	10,553
9.625% due 05/15/2012	13,050	13,620
10.750% due 10/01/2010	24,700	25,247
El Paso Natural Gas Co.
8.375% due 06/15/2032	9,495	11,450
Electronic Data Systems Corp.
7.125% due 10/15/2009	2,640	2,645
Emerson Electric Co.
4.500% due 05/01/2013	95	102
Enbridge Energy Partners LP
5.875% due 12/15/2016	50	52
Enbridge, Inc.
4.900% due 03/01/2015	50	53
EnCana Corp.
6.300% due 11/01/2011	10,000	10,834
6.500% due 08/15/2034	100	110
6.625% due 08/15/2037	275	305
Energy Transfer Partners LP
5.650% due 08/01/2012	145	153
6.700% due 07/01/2018	1,000	1,072
9.000% due 04/15/2019	40	48

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Enterprise Products Operating LLC
4.950% due 06/01/2010	$50	$51
6.500% due 01/31/2019	25,000	27,345
7.500% due 02/01/2011	13,400	14,309
8.375% due 08/01/2066	2,000	1,872
Erac USA Finance Co.
5.800% due 10/15/2012	10,000	10,382
6.375% due 10/15/2017	1,900	1,910
Expedia, Inc.
8.500% due 07/01/2016	16,500	17,490
First Data Corp.
9.875% due 09/24/2015	4,500	4,179
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019	500	598
Fortune Brands, Inc.
5.375% due 01/15/2016	33,600	33,621
Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,537
Freeport-McMoRan Copper & Gold, Inc.
4.995% due 04/01/2015	35,530	35,647
8.375% due 04/01/2017	700	746
Fresenius Medical Care Capital Trust IV
7.875% due 06/15/2011	100	102
Gannett Co., Inc.
5.750% due 06/01/2011	6,200	6,085
GATX Corp.
4.750% due 10/01/2012	25,000	25,176
Gaz Capital S.A.
6.212% due 11/22/2016	41,800	40,337
6.510% due 03/07/2022	100	92
7.288% due 08/16/2037	43,160	40,570
7.343% due 04/11/2013	52,900	56,407
7.510% due 07/31/2013	35,000	37,176
8.146% due 04/11/2018	186,700	198,145
8.625% due 04/28/2034	164,600	180,994
Genentech, Inc.
4.750% due 07/15/2015	100	108
General Dynamics Corp.
4.500% due 08/15/2010	100	103
General Electric Co.
5.250% due 12/06/2017	31,648	32,532
General Mills, Inc.
5.250% due 08/15/2013	15,000	16,339
6.000% due 02/15/2012	10,000	10,872
11.973% due 10/15/2010	31,750	34,466
Georgia-Pacific LLC
7.000% due 01/15/2015	3,400	3,366
7.125% due 01/15/2017	300	295
7.700% due 06/15/2015	1,000	1,015
8.125% due 05/15/2011	3,655	3,810
GlaxoSmithKline Capital, Inc.
1.079% due 05/13/2010	28,900	29,019
4.375% due 04/15/2014	100	106
4.850% due 05/15/2013	28,530	30,686
5.650% due 05/15/2018	100,045	109,788
Goodyear Tire & Rubber Co.
9.000% due 07/01/2015	1,600	1,668
Hanson Ltd.
6.125% due 08/15/2016	20,000	18,425
Hasbro, Inc.
6.300% due 09/15/2017	8,995	9,434
HCA, Inc.
8.500% due 04/15/2019	1,700	1,785
9.125% due 11/15/2014	2,075	2,148
9.250% due 11/15/2016	200	207
9.875% due 02/15/2017	5,225	5,565
Hess Corp.
6.650% due 08/15/2011	200	215
Hewlett-Packard Co.
0.471% due 03/01/2012	4,500	4,478
2.950% due 08/15/2012	35	36
6.500% due 07/01/2012	175	196
Historic TW, Inc.
9.125% due 01/15/2013	12,125	14,092
HJ Heinz Co.
5.350% due 07/15/2013	27,500	29,565
HJ Heinz Finance Co.
6.000% due 03/15/2012	23,000	24,926
Home Depot, Inc.
0.420% due 12/16/2009	44,400	44,378
4.625% due 08/15/2010	215	221
5.400% due 03/01/2016	3,000	3,141
Honeywell International, Inc.
5.300% due 03/01/2018	20	22
6.125% due 11/01/2011	575	628
Hospira, Inc.
0.762% due 03/30/2010	1,800	1,796
Intelsat Jackson Holdings Ltd.
9.500% due 06/15/2016	445	469
Intelsat Subsidiary Holding Co. Ltd.
8.875% due 01/15/2015	60	61
Intergen NV
9.000% due 06/30/2017	1,062	1,099
International Business Machines Corp.
1.082% due 07/28/2011	39,300	39,732
5.700% due 09/14/2017	27,958	30,863
7.625% due 10/15/2018	170	210
International Paper Co.
5.250% due 04/01/2016	1,400	1,403
7.950% due 06/15/2018	20,000	21,714
JC Penney Corp., Inc.
8.000% due 03/01/2010	26,100	26,720
9.000% due 08/01/2012	2,000	2,185
Johnson & Johnson
6.950% due 09/01/2029	100	125
Johnson Controls, Inc.
5.500% due 01/15/2016	20,000	20,748
Kansas City Southern de Mexico S.A. de C.V.
7.625% due 12/01/2013	3,000	2,925
KB Home
5.750% due 02/01/2014	10,000	9,650
5.875% due 01/15/2015	7,500	7,106
6.250% due 06/15/2015	5,000	4,800
Kellogg Co.
5.125% due 12/03/2012	300	326
6.600% due 04/01/2011	10,000	10,721
Kerr-McGee Corp.
6.875% due 09/15/2011	10,000	10,743
6.950% due 07/01/2024	3,825	4,105
KeySpan Corp.
4.650% due 04/01/2013	6,900	6,980
Kimberly-Clark Corp.
0.588% due 07/30/2010	3,100	3,105
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013	210	220
5.950% due 02/15/2018	29,370	30,775
6.950% due 01/15/2038	25,330	27,294
7.400% due 03/15/2031	220	244
9.000% due 02/01/2019	7,000	8,496
Kohl’s Corp.
6.250% due 12/15/2017	49,800	54,517
Kraft Foods, Inc.
0.961% due 08/11/2010	2,400	2,397
4.125% due 11/12/2009	100	100
5.625% due 11/01/2011	51,135	54,442
6.125% due 02/01/2018	150,100	159,318
6.125% due 08/23/2018	15,000	15,938
6.500% due 08/11/2017	10	11
6.875% due 02/01/2038	57,500	63,508
Lender Processing Services, Inc.
8.125% due 07/01/2016	500	522
Lennar Corp.
5.500% due 09/01/2014	4,500	4,230
5.600% due 05/31/2015	4,000	3,710
5.950% due 10/17/2011	9,000	9,045
6.500% due 04/15/2016	4,000	3,780
Lexmark International, Inc.
5.900% due 06/01/2013	21,470	21,476
6.650% due 06/01/2018	13,000	12,556
Lockheed Martin Corp.
7.650% due 05/01/2016	4,600	5,560
Loews Corp.
5.250% due 03/15/2016	37,500	38,040
Lowe’s Cos., Inc.
5.000% due 10/15/2015	100	109
5.500% due 10/15/2035	50	52
Ltd Brands, Inc.
5.250% due 11/01/2014	2,500	2,323
6.900% due 07/15/2017	79,395	74,985
Macy’s Retail Holdings, Inc.
5.350% due 03/15/2012	11,500	11,253
5.875% due 01/15/2013	5,000	4,881
5.900% due 12/01/2016	15,000	13,821
7.450% due 07/15/2017	22,500	21,584
8.875% due 07/15/2015	43,610	45,720
Marathon Oil Corp.
6.000% due 10/01/2017	40,000	42,110
Marks & Spencer PLC
6.250% due 12/01/2017	2,200	2,168
Marriott International, Inc.
4.625% due 06/15/2012	15,000	15,123
5.810% due 11/10/2015	5,000	4,888
6.375% due 06/15/2017	14,400	14,402
Martin Marietta Materials, Inc.
0.641% due 04/30/2010	1,900	1,891
Masco Corp.
4.800% due 06/15/2015	5,000	4,595
5.850% due 03/15/2017	12,020	11,105
5.875% due 07/15/2012	5,000	4,959
6.125% due 10/03/2016	12,200	11,587
7.125% due 08/15/2013	10,000	10,259
Mattel, Inc.
6.125% due 06/15/2011	10,000	10,350
Maytag Corp.
5.000% due 05/15/2015	10,000	9,310

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
McDonald’s Corp.
5.000% due 02/01/2019	$200	$213
5.300% due 03/15/2017	125	135
McKesson Corp.
5.700% due 03/01/2017	11,600	12,161
7.500% due 02/15/2019	8,000	9,569
MDC Holdings, Inc.
5.375% due 12/15/2014	12,000	11,475
7.000% due 12/01/2012	10,000	10,101
MeadWestvaco Corp.
7.375% due 09/01/2019	20,000	20,988
Medtronic, Inc.
4.375% due 09/15/2010	100	103
MGM Mirage
10.375% due 05/15/2014	650	697
Miller Brewing Co.
5.500% due 08/15/2013	38,300	40,526
Morgan Stanley Bank AG for OAO Gazprom
9.625% due 03/01/2013	210	236
Motorola, Inc.
5.375% due 11/15/2012	7,500	7,600
6.000% due 11/15/2017	400	384
8.000% due 11/01/2011	5,000	5,334
Nabors Industries, Inc.
6.150% due 02/15/2018	60,200	60,448
Nalco Co.
8.875% due 11/15/2013	1,200	1,239
New Albertson’s, Inc.
7.450% due 08/01/2029	800	692
Newell Rubbermaid, Inc.
4.000% due 05/01/2010	6,786	6,827
6.250% due 04/15/2018	19,000	18,242
10.600% due 04/15/2019	12,000	14,837
Newfield Exploration Co.
6.625% due 04/15/2016	600	591
Nielsen Finance LLC
10.000% due 08/01/2014	750	758
Norampac Industries, Inc.
6.750% due 06/01/2013	400	388
Nordic Telephone Co. Holdings ApS
8.875% due 05/01/2016	2,000	2,080
Nordstrom, Inc.
6.250% due 01/15/2018	42,825	44,458
Norfolk Southern Corp.
6.750% due 02/15/2011	150	160
Northrop Grumman Space & Mission Systems Corp.
6.250% due 01/15/2010	5,000	5,070
Northwest Airlines, Inc.
7.150% due 04/01/2021	633	542
Northwest Pipeline GP
7.000% due 06/15/2016	113	129
Novartis Capital Corp.
4.125% due 02/10/2014	2,969	3,139
Novartis Securities Investment Ltd.
5.125% due 02/10/2019	71	76
NSTAR
8.000% due 02/15/2010	100	103
Nucor Corp.
5.850% due 06/01/2018	13,000	14,260
6.400% due 12/01/2037	600	687
Office Depot, Inc.
6.250% due 08/15/2013	8,000	6,671
Omnicom Group, Inc.
5.900% due 04/15/2016	9,600	10,145
ONEOK Partners LP
6.150% due 10/01/2016	10,000	10,444
6.850% due 10/15/2037	31,800	34,432
OPTI Canada, Inc.
8.250% due 12/15/2014	700	546
Oracle Corp.
4.950% due 04/15/2013	15,030	16,286
5.000% due 01/15/2011	200	209
5.750% due 04/15/2018	19,335	21,340
6.500% due 04/15/2038	10,300	11,981
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	825	842
Packaging Corp. of America
5.750% due 08/01/2013	10,000	10,416
Pactiv Corp.
6.400% due 01/15/2018	6,745	7,093
Pemex Project Funding Master Trust
1.599% due 06/15/2010	5,900	5,878
9.125% due 10/13/2010	25	27
Pepsi Bottling Group, Inc.
7.000% due 03/01/2029	100	124
PepsiCo, Inc.
7.900% due 11/01/2018	700	885
Petrobras International Finance Co.
7.875% due 03/15/2019	6,010	6,964
8.375% due 12/10/2018	25	30
Petronas Capital Ltd.
7.875% due 05/22/2022	160	196
Pfizer, Inc.
4.450% due 03/15/2012	250	266
4.650% due 03/01/2018	150	154
Pharmacia Corp.
6.750% due 12/15/2027	5,000	5,987
Philip Morris International, Inc.
4.875% due 05/16/2013	62,800	66,792
5.650% due 05/16/2018	26,700	28,469
6.375% due 05/16/2038	34,800	40,191
Pitney Bowes, Inc.
4.750% due 01/15/2016	15,000	15,668
Plains All American Pipeline LP
5.625% due 12/15/2013	10,000	10,407
6.125% due 01/15/2017	25	26
PPG Industries, Inc.
6.650% due 03/15/2018	23,500	25,663
Praxair, Inc.
6.375% due 04/01/2012	200	222
President and Fellows of Harvard College
6.000% due 01/15/2019	54,800	62,832
6.500% due 01/15/2039	47,300	57,266
Pulte Homes, Inc.
7.625% due 10/15/2017	2,500	2,588
Quest Diagnostics, Inc.
5.450% due 11/01/2015	1,900	2,008
RadioShack Corp.
7.375% due 05/15/2011	45,151	45,828
Reed Elsevier Capital, Inc.
4.625% due 06/15/2012	5,000	5,173
Rexam PLC
6.750% due 06/01/2013	16,500	17,714
Reynolds American, Inc.
0.999% due 06/15/2011	67,400	66,314
6.750% due 06/15/2017	10,400	10,829
7.250% due 06/01/2012	46,540	50,024
7.250% due 06/01/2013	94,600	103,045
7.250% due 06/15/2037	600	596
7.625% due 06/01/2016	4,500	4,823
7.750% due 06/01/2018	7,100	7,761
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015	7,836	8,046
Rio Tinto Finance USA Ltd.
6.500% due 07/15/2018	55	59
8.950% due 05/01/2014	65	77
9.000% due 05/01/2019	60	74
Roche Holdings, Inc.
2.393% due 02/25/2011	313,000	321,628
6.000% due 03/01/2019	94,568	105,459
7.000% due 03/01/2039	306,873	382,260
Rockwood Specialties Group, Inc.
7.500% due 11/15/2014	800	800
Rogers Communications, Inc.
6.375% due 03/01/2014	60	66
6.800% due 08/15/2018	100	112
Rohm and Haas Co.
6.000% due 09/15/2017	140,090	139,809
7.850% due 07/15/2029	4,700	4,701
Royal Caribbean Cruises Ltd.
8.000% due 05/15/2010	1,475	1,508
8.750% due 02/02/2011	100	103
RPM International, Inc.
6.500% due 02/15/2018	26,800	24,786
RR Donnelley & Sons Co.
6.125% due 01/15/2017	10,000	9,445
8.600% due 08/15/2016	25,000	26,379
11.250% due 02/01/2019 (l)	25,600	30,457
Ryder System, Inc.
5.850% due 11/01/2016	25,000	25,278
5.950% due 05/02/2011	5,000	5,204
6.000% due 03/01/2013	18,690	19,671
7.200% due 09/01/2015	28,000	29,969
Ryland Group, Inc.
5.375% due 01/15/2015	9,000	8,865
8.400% due 05/15/2017	3,000	3,232
SABMiller PLC
6.500% due 07/01/2016	1,900	2,063
SandRidge Energy, Inc.
8.625% due 04/01/2015 (e)	3,000	2,989
Sanmina-SCI Corp.
8.125% due 03/01/2016	300	282
SCA Finans AB
4.500% due 07/15/2015	5,250	4,956
Seagate Technology HDD Holdings
6.375% due 10/01/2011	11,100	11,156
Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,379
Siemens Financieringsmaatschappij NV
5.500% due 02/16/2012	700	755
5.750% due 10/17/2016	21,100	23,235
6.125% due 08/17/2026	10,800	12,013
Snap-On, Inc.
6.125% due 09/01/2021	67,000	71,187
Sonat, Inc.
7.625% due 07/15/2011	25,100	25,744
Southern Co.
1.125% due 08/20/2010	120,000	120,732
Southern Natural Gas Co.
8.000% due 03/01/2032	500	594
Southwest Airlines Co.
5.125% due 03/01/2017	3,200	3,015

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Spectra Energy Capital LLC
5.500% due 03/01/2014	$23,850	$24,933
6.200% due 04/15/2018	8,400	8,953
Staples, Inc.
9.750% due 01/15/2014	18,000	21,649
Starwood Hotels & Resorts Worldwide, Inc.
6.250% due 02/15/2013	2,000	1,980
7.875% due 05/01/2012	5,500	5,734
7.875% due 10/15/2014	500	526
Suburban Propane Partners LP
6.875% due 12/15/2013	169	168
Suncor Energy, Inc.
6.100% due 06/01/2018	1,900	1,989
6.850% due 06/01/2039	1,600	1,747
Sungard Data Systems, Inc.
9.125% due 08/15/2013	3,100	3,146
SUPERVALU, Inc.
8.000% due 05/01/2016	1,950	2,028
Systems 2001 Asset Trust LLC
7.156% due 12/15/2011	11,213	11,266
Target Corp.
5.125% due 01/15/2013	2,000	2,156
5.375% due 05/01/2017	40	43
5.875% due 03/01/2012	175	191
6.000% due 01/15/2018	200	226
6.500% due 10/15/2037	5,270	5,916
7.000% due 01/15/2038	152,500	179,080
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	11,740
Teck Resources Ltd.
9.750% due 05/15/2014	5,000	5,525
Temple-Inland, Inc.
6.875% due 01/15/2018	11,430	11,414
Tennessee Gas Pipeline Co.
7.000% due 10/15/2028	14,800	15,848
7.500% due 04/01/2017	2,500	2,815
8.375% due 06/15/2032	4,400	5,306
Time Warner Cable, Inc.
5.400% due 07/02/2012	2,600	2,780
6.550% due 05/01/2037	215	229
6.750% due 07/01/2018	155	172
Time Warner, Inc.
0.684% due 11/13/2009	196,978	197,033
5.500% due 11/15/2011	1,400	1,490
5.875% due 11/15/2016	2,000	2,124
6.500% due 11/15/2036	20,000	20,536
6.875% due 05/01/2012	350	386
7.625% due 04/15/2031	120	135
Toll Brothers Finance Corp.
5.950% due 09/15/2013 (l)	10,000	10,173
6.750% due 11/01/2019	7,000	6,991
8.910% due 10/15/2017	2,500	2,840
TransCanada Pipelines Ltd.
6.500% due 08/15/2018	75	85
7.125% due 01/15/2019	35,124	41,524
7.250% due 08/15/2038	110	137
7.625% due 01/15/2039	39,682	50,820
Transocean, Inc.
6.000% due 03/15/2018	3,000	3,211
6.625% due 04/15/2011	5,330	5,663
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	7,094
6.550% due 10/01/2017	7,500	7,865
Tyson Foods, Inc.
7.850% due 04/01/2016	18,908	19,381
8.250% due 10/01/2011	25,000	26,375
10.500% due 03/01/2014	3,500	3,981
UAL 1991 Equipment Trust AB
10.850% due 02/19/2015 (a)	2,314	706
Unilever Capital Corp.
7.125% due 11/01/2010	100	107
Union Pacific Corp.
5.450% due 01/31/2013	13,475	14,495
5.700% due 08/15/2018	3,300	3,566
6.125% due 02/15/2020	40,000	44,808
Union Pacific Railroad Co. 2003 Pass-Through Trust
4.698% due 01/02/2024	135	130
United Airlines, Inc.
7.730% due 07/01/2010	5,768	5,624
8.030% due 01/01/2013 (a)	465	509
9.060% due 06/17/2015 (a)	2,599	17
9.200% due 03/29/2049 (a)	2,001	680
9.210% due 01/21/2017 (a)	6,449	53
10.020% due 03/22/2014 (a)	7,666	2,108
10.125% due 03/22/2015 (a)	10,497	3,202
10.360% due 11/13/2012 (a)	2,665	17
10.850% due 07/05/2014 (a)	20,683	34
11.080% due 05/27/2024 (a)(p)	5,249	7
United Rentals North America, Inc.
6.500% due 02/15/2012	13,250	13,349
United Technologies Corp.
5.375% due 12/15/2017	20	22
6.100% due 05/15/2012	150	166
UnitedHealth Group, Inc.
1.768% due 02/07/2011	20,700	20,722
4.875% due 02/15/2013	44,500	46,302
4.875% due 04/01/2013	175	182
6.000% due 02/15/2018	100,500	105,784
6.875% due 02/15/2038	7,500	8,306
Universal Health Services, Inc.
7.125% due 06/30/2016	17,575	19,099
UST, Inc.
5.750% due 03/01/2018	48,665	46,981
USX Corp.
9.375% due 02/15/2012	2,000	2,232
Vale Overseas Ltd.
6.250% due 01/23/2017	39,835	42,856
6.875% due 11/21/2036	39,878	41,465
Valero Energy Corp.
6.625% due 06/15/2037	25	22
9.375% due 03/15/2019	15,000	17,507
Verso Paper Holdings LLC
9.125% due 08/01/2014	900	670
Viacom, Inc.
6.250% due 04/30/2016	9,300	10,046
Videotron Ltee
9.125% due 04/15/2018	1,850	2,012
Vivendi
5.750% due 04/04/2013	145,000	150,615
6.625% due 04/04/2018	167,700	180,605
Walgreen Co.
5.250% due 01/15/2019	20	22
Wal-Mart Stores, Inc.
4.250% due 04/15/2013	3,300	3,521
4.550% due 05/01/2013	100	108
5.250% due 09/01/2035	60	60
5.800% due 02/15/2018	48,900	55,021
6.200% due 04/15/2038	21,800	24,898
6.500% due 08/15/2037	38,450	45,031
Walt Disney Co.
0.583% due 07/16/2010	5,200	5,199
Waste Management, Inc.
5.000% due 03/15/2014	7,650	7,963
6.100% due 03/15/2018	1,800	1,918
7.125% due 12/15/2017	1,800	2,005
7.375% due 08/01/2010	100	105
7.375% due 03/11/2019	12,000	13,989
WEA Finance LLC
5.700% due 10/01/2016	2,300	2,232
Weatherford International, Inc.
5.950% due 06/15/2012	15,600	16,740
WellPoint Health Networks, Inc.
6.375% due 01/15/2012	10,360	11,095
WellPoint, Inc.
5.000% due 01/15/2011	11,000	11,341
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	51,604
Weyerhaeuser Co.
6.750% due 03/15/2012	7,500	7,818
7.375% due 03/15/2032	38,135	33,938
Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,456
6.125% due 06/15/2011	12,000	12,562
6.500% due 06/15/2016	5,000	5,197
7.750% due 07/15/2016	11,000	11,845
8.600% due 05/01/2014	14,000	15,679
Williams Cos., Inc.
6.375% due 10/01/2010	15,050	15,456
8.125% due 03/15/2012	10,000	10,877
8.750% due 01/15/2020	10,000	11,520
Windstream Corp.
8.625% due 08/01/2016	3,300	3,391
WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,081
Wyeth
5.500% due 03/15/2013	10,000	10,837
5.500% due 02/01/2014	25	27
5.500% due 02/15/2016	850	929
5.950% due 04/01/2037	250	276
Xerox Corp.
1.042% due 12/18/2009	1,200	1,200
XTO Energy, Inc.
5.500% due 06/15/2018	115	119
Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,158

		9,091,948

UTILITIES 2.0%
AES Corp.
7.750% due 03/01/2014	2,515	2,546
8.000% due 10/15/2017	2,000	2,022
8.750% due 05/15/2013	1,983	2,030
8.875% due 02/15/2011	600	621
Alabama Power Co.
5.500% due 10/15/2017	250	272
Alltel Corp.
7.000% due 07/01/2012	10,759	11,986
American Electric Power Co., Inc.
5.250% due 06/01/2015	8,300	8,696

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Appalachian Power Co.
4.950% due 02/01/2015	$25	$26
5.650% due 08/15/2012	150	161
AT&T Corp.
7.300% due 11/15/2011	2,715	3,009
AT&T Mobility LLC
6.500% due 12/15/2011	80	88
AT&T, Inc.
0.572% due 02/05/2010	113,570	113,666
4.950% due 01/15/2013	176,990	188,878
5.100% due 09/15/2014	1,510	1,630
5.500% due 02/01/2018	205,500	214,829
5.625% due 06/15/2016	25	27
5.800% due 02/15/2019	221	237
6.300% due 01/15/2038	122,440	128,741
6.400% due 05/15/2038	75	80
6.450% due 06/15/2034	100	106
6.500% due 09/01/2037	309,500	333,758
6.550% due 02/15/2039	50	55
6.700% due 11/15/2013	100	113
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	33
BellSouth Corp.
4.950% due 04/26/2021	428,850	438,464
5.200% due 09/15/2014	27,800	30,138
6.550% due 06/15/2034	20,000	21,481
Berry Petroleum Co.
10.250% due 06/01/2014	350	375
British Telecommunications PLC
5.150% due 01/15/2013	450	469
9.125% due 12/15/2010	555	598
9.625% due 12/15/2030	290	373
Cable & Wireless Optus Finance Pty Ltd.
8.000% due 06/22/2010	14,265	14,678
Carolina Power & Light Co.
6.500% due 07/15/2012	275	304
CenturyTel, Inc.
6.000% due 04/01/2017	6,000	6,097
6.150% due 09/15/2019	4,000	4,020
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017	9,000	9,487
CMS Energy Corp.
8.500% due 04/15/2011	500	528
Consolidated Edison Co. of New York, Inc.
5.375% due 12/15/2015	100	108
5.850% due 04/01/2018	105,540	115,267
6.750% due 04/01/2038	90,000	107,987
7.500% due 09/01/2010	20,000	21,177
Consolidated Natural Gas Co.
6.250% due 11/01/2011	10,000	10,790
Constellation Energy Group, Inc.
4.550% due 06/15/2015	3,000	2,928
Cricket Communications, Inc.
9.375% due 11/01/2014	900	918
Deutsche Telekom International Finance BV
6.750% due 08/20/2018	32,190	36,112
8.500% due 06/15/2010	810	849
Dominion Resources, Inc.
1.343% due 06/17/2010	7,600	7,647
5.200% due 01/15/2016	15,300	15,896
5.250% due 08/01/2033	70	72
5.600% due 11/15/2016	3,000	3,203
5.700% due 09/17/2012	100	109
6.400% due 06/15/2018	22,000	24,676
7.000% due 06/15/2038	25	30
Duke Energy Carolinas LLC
5.100% due 04/15/2018	12,000	12,785
5.625% due 11/30/2012	100	111
5.750% due 11/15/2013	290	321
Duke Energy Corp.
6.300% due 02/01/2014	267	296
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	135	147
EDF S.A.
5.500% due 01/26/2014	168,600	185,222
6.500% due 01/26/2019	167,790	192,654
6.950% due 01/26/2039	164,850	205,018
Embarq Corp.
6.738% due 06/01/2013	300	326
7.082% due 06/01/2016	52,169	56,772
Enel Finance International S.A.
5.700% due 01/15/2013	300	322
6.800% due 09/15/2037	1,700	1,980
Entergy Gulf States, Inc.
0.761% due 12/01/2009	15,000	14,985
5.250% due 08/01/2015	400	400
5.700% due 06/01/2015	50	50
Exelon Corp.
4.900% due 06/15/2015	9,913	10,291
FirstEnergy Corp.
6.450% due 11/15/2011	607	657
Florida Power & Light Co.
5.850% due 02/01/2033	2,000	2,226
Florida Power Corp.
5.650% due 06/15/2018	70	77
FPL Group Capital, Inc.
1.173% due 06/17/2011	15,000	15,180
7.875% due 12/15/2015	8,000	9,789
France Telecom S.A.
7.750% due 03/01/2011	1,105	1,197
8.500% due 03/01/2031	90	125
Frontier Communications Corp.
7.125% due 03/15/2019	1,925	1,824
8.250% due 05/01/2014	500	518
GTE Corp.
6.940% due 04/15/2028	50	54
Indiana Michigan Power Co.
5.650% due 12/01/2015	425	450
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	200	206
Jersey Central Power & Light Co.
7.350% due 02/01/2019	52	62
Kinder Morgan Finance Co. ULC
5.350% due 01/05/2011	3,725	3,762
Knight, Inc.
6.500% due 09/01/2012	4,250	4,388
KT Corp.
4.875% due 07/15/2015	100	98
MetroPCS Wireless, Inc.
9.250% due 11/01/2014	1,000	1,028
MidAmerican Energy Co.
4.650% due 10/01/2014	100	106
MidAmerican Energy Holdings Co.
5.750% due 04/01/2018	65	70
6.125% due 04/01/2036	44,325	48,021
Midwest Generation LLC
8.560% due 01/02/2016	1,586	1,610
National Grid PLC
6.300% due 08/01/2016	4,500	4,935
Nevada Power Co.
6.750% due 07/01/2037	500	555
7.125% due 03/15/2019	165	188
New Cingular Wireless Services, Inc.
7.875% due 03/01/2011	59,100	64,169
8.125% due 05/01/2012	1,051	1,200
8.750% due 03/01/2031	600	797
NGPL PipeCo. LLC
6.514% due 12/15/2012	175,030	192,199
7.119% due 12/15/2017	36,215	40,595
7.768% due 12/15/2037	6,700	8,161
NiSource Finance Corp.
0.977% due 11/23/2009	39,635	39,606
6.150% due 03/01/2013	12,000	12,580
Northern States Power Co.
4.750% due 08/01/2010	150	155
NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,589
8.500% due 06/15/2019	20	20
NV Energy, Inc.
6.750% due 08/15/2017	10	10
Ohio Edison Co.
5.450% due 05/01/2015	350	370
Oncor Electric Delivery Co.
6.800% due 09/01/2018	109	126
Pacific Gas & Electric Co.
1.252% due 06/10/2010	53,000	53,307
5.800% due 03/01/2037	525	571
8.250% due 10/15/2018	470	598
Pacificorp
5.500% due 01/15/2019	75	82
Peco Energy Co.
5.950% due 10/01/2036	50	55
Penn Virginia Corp.
10.375% due 06/15/2016	400	434
Pepco Holdings, Inc.
0.986% due 06/01/2010	7,300	7,246
PPL Energy Supply LLC
5.700% due 10/15/2015	5,000	5,236
6.300% due 07/15/2013	10,000	10,747
6.400% due 11/01/2011	11,000	11,798
Progress Energy, Inc.
0.959% due 01/15/2010	3,500	3,495
7.050% due 03/15/2019	17,500	20,418
7.100% due 03/01/2011	1,623	1,721
7.750% due 03/01/2031	520	653
PSEG Power LLC
5.000% due 04/01/2014	10,425	10,876
5.320% due 09/15/2016	2,306	2,368
5.500% due 12/01/2015	8,000	8,608
6.950% due 06/01/2012	172	189
Public Service Electric & Gas Co.
1.175% due 03/12/2010	10,400	10,423
5.700% due 12/01/2036	50	54
Qwest Capital Funding, Inc.
7.250% due 02/15/2011	17,800	17,889
7.900% due 08/15/2010	1,150	1,170
Qwest Corp.
3.549% due 06/15/2013	11,720	11,017
6.500% due 06/01/2017	300	284
7.500% due 10/01/2014	1,700	1,726
7.625% due 06/15/2015	2,450	2,493

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
7.875% due 09/01/2011	$5,785	$5,995
8.875% due 03/15/2012	27,175	28,738
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298% due 09/30/2020	57,850	58,044
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.838% due 09/30/2027	40,650	40,076
RRI Energy, Inc.
6.750% due 12/15/2014	2,439	2,518
Sempra Energy
7.950% due 03/01/2010	7,135	7,337
9.800% due 02/15/2019	15,000	19,248
Southern California Edison Co.
5.500% due 08/15/2018	25	27
Southern California Gas Co.
5.750% due 11/15/2035	75	82
Sprint Capital Corp.
6.900% due 05/01/2019	2,700	2,430
8.375% due 03/15/2012	16,750	17,378
Sprint Nextel Corp.
6.000% due 12/01/2016	4,500	4,039
Telecom Italia Capital S.A.
0.963% due 02/01/2011	3,310	3,283
1.120% due 07/18/2011	4,325	4,294
4.875% due 10/01/2010	112	115
5.250% due 11/15/2013	119	125
6.000% due 09/30/2034	122	119
6.999% due 06/04/2018	15,030	16,641
7.175% due 06/18/2019	205	229
Telefonica Emisiones SAU
5.855% due 02/04/2013	114	124
5.877% due 07/15/2019	20	22
6.221% due 07/03/2017	200	221
6.421% due 06/20/2016	196	220
Telefonica Europe BV
7.750% due 09/15/2010	2,000	2,116
Tenaska Alabama Partners LP
7.000% due 06/30/2021	86	79
Verizon Communications, Inc.
5.250% due 04/15/2013	58,415	63,313
5.500% due 04/01/2017	1,485	1,585
5.550% due 02/15/2016	1,500	1,627
5.850% due 09/15/2035	515	520
6.100% due 04/15/2018	65,115	70,460
6.900% due 04/15/2038	14,955	17,093
7.350% due 04/01/2039	155	185
8.950% due 03/01/2039	688	946
Verizon Global Funding Corp.
6.875% due 06/15/2012	150	167
7.250% due 12/01/2010	1,010	1,075
7.375% due 09/01/2012	235	267
7.750% due 12/01/2030	415	503
Verizon New England, Inc.
6.500% due 09/15/2011	300	323
Verizon New Jersey, Inc.
5.875% due 01/17/2012	865	930
Verizon North Pass-Through Trust
5.604% due 01/01/2022	2,840	2,755
5.634% due 01/01/2021	3,000	2,895
Verizon Virginia, Inc.
4.625% due 03/15/2013	500	520
Verizon Wireless Capital LLC
3.025% due 05/20/2011	62,800	64,999
5.250% due 02/01/2012	33,400	35,690
5.550% due 02/01/2014	1,262	1,365
8.500% due 11/15/2018	340	425
Virgin Media Finance PLC
9.500% due 08/15/2016	800	846
Virginia Electric and Power Co.
5.400% due 04/30/2018	7,230	7,752
6.350% due 11/30/2037	25,500	29,383
8.875% due 11/15/2038	65	93
Vodafone Group PLC
0.639% due 06/15/2011	75	75
0.660% due 02/27/2012	40,000	39,763
5.450% due 06/10/2019	245	256
5.625% due 02/27/2017	353	375
5.750% due 03/15/2016	545	585
6.150% due 02/27/2037	105	113
7.750% due 02/15/2010	280	287

		3,774,903

Total Corporate Bonds & Notes (Cost $44,459,758)		46,115,981

CONVERTIBLE BONDS & NOTES 0.0%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038	4,000	3,775
LifePoint Hospitals, Inc.
3.500% due 05/15/2014	1,000	854
National City Corp.
4.000% due 02/01/2011	13,300	13,466
U.S. Bancorp
0.000% due 12/11/2035	9,000	8,881

Total Convertible Bonds & Notes (Cost $26,112)		26,976

MUNICIPAL BONDS & NOTES 2.5%
Alameda County, California Unified School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2024	3,500	1,633
0.000% due 08/01/2025	3,000	1,311
Alameda, California Corridor Transportation Authority Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	6,908
Alameda, California Corridor Transportation Authority Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	117
Albany, New York Industrial Development Agency Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	2,541
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	798
5.375% due 11/15/2040	50,800	40,019
Alpine, California Union School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2024	1,000	465
Anderson, Indiana Economic Development Revenue Bonds, Series 2007
5.000% due 10/01/2032	500	391
Apple Valley, California Certificates of Participation Bonds, (CM Insured), Series 2001
5.375% due 06/01/2021	1,650	1,719
Arizona State Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	4,737
Arizona State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
14.148% due 01/01/2032	4,815	6,498
19.223% due 01/01/2031	3,700	5,682
Arizona State Salt River Project Agricultural Improvement and Power District Revenue Bonds, Series 2005
8.480% due 01/01/2032	500	519
Arkansas State Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,146
Aurora, Colorado Single Tree Metropolitan District General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	777
Austin Trust Various States Certificates of Participation Bonds, (FSA Insured), Series 2008
13.164% due 05/01/2026	4,880	6,356
Austin Trust Various States General Obligation Bonds, Series 2008
8.654% due 06/01/2032	14,375	15,444
Austin Trust Various States Revenue Bonds, Series 2007
9.259% due 06/15/2038	69,000	77,439
Austin Trust Various States Revenue Bonds, Series 2008
8.653% due 08/15/2030	6,595	7,350
12.705% due 11/01/2027	5,000	6,110
13.464% due 11/01/2027	5,000	6,524
Bexar County, Texas General Obligation Bonds, Series 2009
6.628% due 06/15/2039	30,000	31,187
Birdville, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2007
0.000% due 02/15/2024	1,250	667
Blount County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2007
5.125% due 04/01/2023	1,325	1,078
Branson, Missouri Regional Airport Transportation Development District Revenue Bonds, Series 2007
6.000% due 07/01/2037	3,350	2,315
Burbank, California Public Financing Authority Revenue Tax Allocation Bonds, Series 2003
5.500% due 12/01/2028	1,135	1,030
5.500% due 12/01/2033	1,000	887
California State ABC Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	988
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.350% due 11/15/2032	26,000	26,228
See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
California State Ceres Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	$2,300	$832
0.000% due 08/01/2028	2,825	961
0.000% due 08/01/2029	2,940	941
California State Chino Valley Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
0.000% due 08/01/2023	300	143
California State Eastern Municipal Water District Certificates of Participation Bonds, Series 2008
5.000% due 07/01/2033	3,450	3,637
California State Educational Facilities Authority Revenue Bonds, (NPFGC Insured), Series 2001
0.000% due 10/01/2034	5,930	1,337
California State Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 01/01/2036	2,000	1,462
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	100,290	96,703
California State General Obligation Bonds, Series 2006
5.000% due 09/01/2031	2,500	2,525
California State General Obligation Bonds, Series 2007
5.000% due 06/01/2032	2,700	2,720
5.000% due 11/01/2032	51,430	51,836
5.000% due 06/01/2037	6,300	6,319
5.000% due 11/01/2037	75,310	75,556
5.000% due 12/01/2037	2,500	2,508
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	10,000	10,027
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	69,600	73,560
7.500% due 04/01/2034	79,900	87,848
7.550% due 04/01/2039	91,450	101,771
California State General Obligation Notes, Series 2009
5.950% due 04/01/2016	500	528
California State Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.125% due 01/01/2022	5,500	5,635
5.250% due 01/01/2026	3,875	3,964
California State Health Facilities Financing Authority Revenue Bonds, Series 2003
5.000% due 03/01/2033	4,000	3,871
California State Las Virgenes Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	2,462
California State Lee Lake Water District Community Facilities District No. 2 Special Tax Bonds, Series 2002
6.125% due 09/01/2032	825	773
California State Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	449
California State Palomar Community College District General Obligation Bonds, (FSA Insured), Series 2007
4.750% due 05/01/2032	20,175	20,573
California State Public Works Board Revenue Bonds, Series 2003
5.375% due 04/01/2028	1,105	1,117
California State Saugus-Hart School Facilities Financing Authority Special Tax Bonds, Series 2002
6.100% due 09/01/2032	1,140	1,058
6.125% due 09/01/2033	2,115	1,967
California State Southern Mono Health Care District General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	658
California State Tobacco Securitization Agency Revenue Bonds, Series 2002
5.625% due 06/01/2023	2,915	2,934
5.750% due 06/01/2029	3,000	2,864
6.000% due 06/01/2035	10,000	9,498
6.125% due 06/01/2038	2,000	1,842
6.125% due 06/01/2043	2,000	1,798
California State Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	10,625	1,566
0.000% due 06/01/2028 (g)	15,000	11,983
California State Tobacco Securitization Authority Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	9,198
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030	5,600	5,834
California State University Revenue Bonds, Series 2009
5.250% due 11/01/2038	5,000	5,305
California State William S. Hart Joint School Financing Authority Revenue Bonds, Series 2004
5.625% due 09/01/2034	2,000	1,993
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999
6.100% due 11/01/2015 (p)	1,170	1,171
California Statewide Communities Development Authority Revenue Bonds, (FHA Insured), Series 2009
6.250% due 08/01/2024	10,000	11,351
California Statewide Communities Development Authority Revenue Bonds, Series 2000
6.750% due 10/01/2030	3,000	2,809
California Statewide Communities Development Authority Revenue Bonds, Series 2001
6.625% due 11/01/2031	4,085	3,503
California Statewide Communities Development Authority Revenue Bonds, Series 2003
7.250% due 10/01/2033	2,500	2,370
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.125% due 07/15/2031	2,500	1,882
5.250% due 07/01/2042	1,250	845
5.500% due 07/01/2037	975	748
5.500% due 11/01/2038	2,750	2,143
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	18,724
Carlsbad, California Special Assessment Bonds, Series 2004
6.000% due 09/02/2034	1,000	988
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1998
0.000% due 12/01/2031	4,500	1,332
Chicago, Illinois Board of Education General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 12/01/2016	15,535	11,842
0.000% due 12/01/2028	26,000	9,528
Chicago, Illinois General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 01/01/2038	23,420	23,836
Chicago, Illinois General Obligation Bonds, (NPFGC-FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	7,354
0.000% due 01/01/2038	29,145	6,177
0.000% due 01/01/2039	32,670	6,517
Chicago, Illinois General Obligation Notes, (FSA Insured), Series 2006
8.514% due 01/01/2014	12,465	13,407
Chicago, Illinois Metropolitan Water Reclamation District General Obligation Bonds, Series 2009
5.720% due 12/01/2038	15,000	16,282
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC-FGIC Insured), Series 2005
5.000% due 01/01/2033	42,500	43,341
Chicago, Illinois Special Assessment Bonds, Series 2003
6.625% due 12/01/2022	1,600	1,473
6.750% due 12/01/2032	3,456	2,997
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	2,550	2,540
Chicago, Illinois Transit Authority Revenue Bonds, Series 2008
6.300% due 12/01/2021	43,020	46,668
6.899% due 12/01/2040	398,340	446,380
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2002
6.150% due 09/01/2026	2,500	2,529
6.200% due 09/01/2033	6,000	6,028
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2003
5.750% due 09/01/2033	1,600	1,396
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,960	1,379
Chula Vista, California Community Facilities District Special Tax Bonds, Series 2006
5.125% due 09/01/2036	4,745	3,599
Clark County, Nevada General Obligation Bonds, (FSA Insured), Series 2006
4.750% due 06/01/2030	5,400	5,480
Clark County, Nevada General Obligation Bonds, (NPFGC-FGIC Insured), Series 2006
4.750% due 11/01/2031	8,485	8,547
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2033	25,000	26,068
5.000% due 06/01/2038	1,300	1,338
Clark County, Nevada Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2040	4,500	4,578

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Clovis, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2020	$400	$250
0.000% due 08/01/2023	2,000	1,050
0.000% due 08/01/2025	3,535	1,631
0.000% due 08/01/2027	2,500	1,017
Colorado State E-470 Public Highway Authority Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	3,481
0.000% due 09/01/2037	15,000	2,324
Colorado State Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	773
Colorado State Metro Wastewater Reclamation District Revenue Bonds, Series 2009
5.518% due 04/01/2024	5,000	5,190
Cook County, Illinois General Obligation Bonds, (AMBAC Insured), Series 2006
4.750% due 11/15/2030	15,545	15,925
4.750% due 11/15/2031	11,290	11,527
Covina-Valley, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,349
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	433
Cypress-Fairbanks, Texas Independent School District General Obligation Notes, (PSF-GTD Insured), Series 2006
8.714% due 02/15/2014	6,500	7,057
Dallas, Texas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009
7.088% due 01/01/2042	150,000	157,422
Delaware County, Pennsylvania Authority Revenue Bonds, Series 2001
5.800% due 10/01/2017	2,575	2,626
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2002
0.000% due 08/15/2026	255	101
0.000% due 08/15/2027	255	95
0.000% due 08/15/2028	215	75
0.000% due 08/15/2029	255	84
0.000% due 08/15/2030	85	26
0.000% due 08/15/2031	340	99
Denton, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2006
0.000% due 08/15/2025	4,000	1,911
Detroit, Michigan Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	1,300	1,311
Detroit, Michigan School District General Obligation Bonds, (FGIC/Q-SBLF Insured), Series 1998
4.750% due 05/01/2028	4,500	4,155
District of Columbia Metropolitan Airports Authority Revenue Bonds, Series 2009
7.462% due 10/01/2046	160,000	173,339
Eagle County, Colorado School District No. 50J General Obligation Bonds, (FSA Insured), Series 2007
5.000% due 12/01/2026	2,500	2,722
East Lansing, Michigan Economic Corp. Revenue Bonds, Series 2007
5.250% due 07/01/2037	765	557
East Rochester, New York Housing Authority Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,107
Empire Union, California School District Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	504
0.000% due 10/01/2032	1,265	364
Escondido, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	1,000	383
Eureka, California Union School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2027	2,440	887
Florida State Board of Education General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 06/01/2037	10,120	10,424
Florida State Board of Education General Obligation Bonds, (ST-GTD Insured), Series 2005
4.750% due 06/01/2035	1,500	1,536
Florida State Board of Education General Obligation Bonds, Series 2008
5.000% due 06/01/2035	115	123
Florida State Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,620
Florida State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.701% due 12/01/2026	2,755	4,786
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1995
0.000% due 01/01/2025	7,100	3,941
0.000% due 01/01/2026	3,270	1,724
Foothill, California Eastern Transportation Corridor Agency Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,031
0.000% due 01/15/2034	5,000	963
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2001
6.300% due 09/01/2031	5,000	4,710
Fremont, California Community DACS District No. 1 Special Tax Bonds, Series 2005
5.300% due 09/01/2030	1,250	999
Gainesville, Florida Revenue Bonds, (FSA Insured), Series 2005
4.750% due 10/01/2036	140	143
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	19,436
5.000% due 06/01/2038	45,000	42,891
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (g)	7,000	4,625
5.000% due 06/01/2033	25,700	22,230
5.125% due 06/01/2047	37,000	27,829
5.750% due 06/01/2047	67,100	56,009
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2003
5.375% due 11/15/2035	1,355	1,543
Hillside, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	4,170	3,884
7.000% due 01/01/2028	2,740	2,385
Houston, Texas Housing Finance Corp. Revenue Notes, (GNMA Insured), Series 2001
6.600% due 03/20/2010	29	29
Houston, Texas Port Authority General Obligation Bonds, Series 2008
5.625% due 10/01/2038	1,000	1,074
Houston, Texas Water & Sewer System Revenue Bonds, (FSA Insured), Series 1998
0.000% due 12/01/2028	8,720	3,515
Huntington Beach, California Community Facilities District Special Tax Bonds, Series 2002
6.300% due 09/01/2032	1,750	1,567
Huntsville-Redstone Village, Alabama Special Care Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,187
Illinois State Finance Authority Revenue Bonds, Series 2006
5.875% due 02/15/2038	1,050	889
Illinois State Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,001
5.750% due 05/15/2031	2,000	1,547
6.000% due 11/15/2037	1,500	751
7.000% due 12/01/2037	3,800	2,025
Illinois State Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035	1,000	826
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	45,400	51,816
5.750% due 07/01/2033	10,500	11,843
Illinois State Finance Authority Revenue Notes, Series 2009
5.000% due 07/01/2017	8,800	10,092
Illinois State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
19.283% due 06/01/2026	2,315	3,448
Illinois State Metropolitan Pier & Exposition Authority Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 12/15/2030	60,000	20,297
0.000% due 12/15/2032	55,000	16,384
0.000% due 12/15/2033	50,000	13,872
0.000% due 06/15/2038	2,460	526
Illinois State Municipal Electric Agency Revenue Bonds, Series 2009
6.832% due 02/01/2035	34,200	37,687
Illinois State Regional Transportation Authority Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	1,000	1,073
Illinois State Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.750% due 06/15/2019	6,250	7,909
Illinois State Toll Highway Authority Revenue Bonds, Series 2009
6.184% due 01/01/2034	10,000	10,927

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Indiana State Anderson School Building Corp. Revenue Bonds, (FSA Insured), Series 2006
4.750% due 01/15/2027	$2,715	$2,893
4.750% due 01/15/2028	2,000	2,115
Indiana State Bond Bank Revenue Bonds, (FSA Insured), Series 2003
5.000% due 02/01/2033	7,535	7,524
Indiana State Health & Educational Facilities Financing Authority Revenue Bonds, Series 2007
5.500% due 03/01/2037	4,000	4,022
Iowa State Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,382
Iowa State Revenue Bonds, Series 2009
6.750% due 06/01/2034	22,500	24,078
Iowa State Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	14,791
6.500% due 06/01/2023	49,760	38,779
Jurupa, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	772
Kane & Du Page Counties, Illinois Community Unit School District No. 303 General Obligation Bonds, (FSA Insured), Series 2002
5.500% due 01/01/2015	100	110
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	28,780	30,075
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	18,400	19,747
Kings Canyon, California Joint Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	1,048
Lake County, Illinois Community High School District No. 127-Grayslake General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 02/01/2019	5,000	3,553
0.000% due 02/01/2020	5,000	3,376
0.000% due 02/01/2022	5,690	3,459
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2008
5.000% due 02/01/2031	2,125	2,248
5.000% due 02/01/2032	2,305	2,428
5.000% due 02/01/2033	8,300	8,702
5.000% due 02/01/2034	415	434
5.000% due 02/01/2035	9,150	9,548
5.000% due 02/01/2036	9,605	10,016
Las Vegas, Nevada Valley Water District General Obligation Bonds, Series 2009
7.100% due 06/01/2039	33,000	34,448
Lenexa, Kansas Revenue Bonds, Series 2007
5.500% due 05/15/2039	500	346
Liberty, New York Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	14,592	14,969
Los Angeles, California Community College District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 08/01/2027	200	217
Los Angeles, California Community Redevelopment Agency Tax Allocation Bonds, Series 2001
5.875% due 09/01/2026	520	459
6.000% due 09/01/2031	325	277
Los Angeles, California Department of Water & Power Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2038	6,150	6,447
Los Angeles, California Department of Water & Power Revenue Bonds, (FSA Insured), Series 2005
4.750% due 07/01/2036	17,500	18,039
Los Angeles, California Department of Water & Power Revenue Notes, (FSA Insured), Series 2005
17.598% due 07/01/2013	12,500	14,960
Los Angeles, California Unified School District General Obligation Bonds, (FSA Insured), Series 2007
4.500% due 07/01/2022	6,295	6,545
4.500% due 07/01/2023	27,780	28,733
4.500% due 07/01/2024	55,290	56,888
Los Angeles, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	39,600	40,010
4.500% due 01/01/2028	50,140	49,828
Louisiana State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	18,584
Manhattan Beach, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	438
Manteca, California Unified School District Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	1,072
Massachusetts State General Obligation Bonds, Series 2001
5.500% due 11/01/2014	2,235	2,634
Massachusetts State General Obligation Bonds, Series 2003
5.500% due 10/01/2017	3,700	4,499
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	38,200	43,794
Massachusetts State Water Resources Authority Revenue Bonds, (FSA Insured), Series 2005
9.150% due 08/01/2032	250	269
Mesquite, Texas Independent School District General Obligation Bonds, (PSF-GTD Insured), Series 2005
0.000% due 08/15/2016	1,365	1,095
0.000% due 08/15/2018	1,000	709
0.000% due 08/15/2019	1,000	667
0.000% due 08/15/2020	1,000	629
Michigan City, Indiana Area-Wide School Building Corp. Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 01/15/2021	2,500	1,546
0.000% due 07/15/2021	1,000	603
0.000% due 01/15/2022	1,000	589
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008
7.000% due 10/01/2036 (p)	110	99
Michigan State Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	630
5.000% due 09/01/2036	1,500	1,024
Michigan State Star International Academy Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,460	1,164
Michigan State Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	325	260
Michigan Technical University Revenue Bonds, (XLCA Insured), Series 2003
5.000% due 10/01/2033	750	770
Milwaukee, Wisconsin Redevelopment Authority Revenue Bonds, Series 2007
5.650% due 08/01/2037	1,250	881
Minnehaha County, South Dakota Revenue Bonds, Series 2007
5.375% due 12/01/2027	1,705	1,219
Missouri State Joint Municipal Electric Utility Commission Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2042	39,525	40,340
Missouri State University Place Transportation Development District Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	357
Monrovia, California Financing Authority Revenue Bonds, (AMBAC Insured), Series 2002
5.125% due 12/01/2031	2,385	2,526
Montclair, California Redevelopment Agency Tax Allocation Bonds, (NPFGC Insured), Series 2001
5.300% due 10/01/2030	5,820	5,697
Montebello, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2024	1,485	654
Montebello, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	656
0.000% due 08/01/2025	2,830	1,145
0.000% due 08/01/2027	2,775	974
Moreno Valley, California Unified School District Community Facilities District Special Tax Bonds, Series 2005
5.200% due 09/01/2036	4,585	3,381
Morgan Hill, California Unified School District General Obligation Bonds, (FGIC Insured), Series 2002
0.000% due 08/01/2023	2,400	1,486
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	1,123
Naugatuck, Connecticut General Obligation Bonds, (FSA-CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	170
Nebraska State Public Power Generation Agency Revenue Bonds, Series 2009
7.242% due 01/01/2041	44,800	46,263
Nevada State System of Higher Education Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 07/01/2030	10,000	10,340

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Nevada State Truckee Meadows Water Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	$5,560	$5,645
New Jersey State Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	2,510	2,382
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Series 2003
5.500% due 07/01/2033	2,000	1,472
New Jersey State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	12,550
5.000% due 06/01/2041	32,755	24,786
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series 2009
6.875% due 12/15/2039	25,000	26,816
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
7.414% due 01/01/2040	155	191
New Mexico State Finance Authority Revenue Bonds, Series 2006
5.000% due 12/15/2026	5,000	5,437
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	214
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006
4.750% due 06/15/2037	300	309
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.750% due 06/15/2040	9,685	11,018
New York State Counties Tobacco Trust II Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,177
New York State Counties Tobacco Trust III Revenue Bonds, Series 2005
6.000% due 06/01/2027	15,770	13,006
New York State Dormitory Authority Revenue Bonds, (NPFGC-FHA Insured), Series 2001
5.400% due 02/01/2031	90	92
5.500% due 02/01/2041	1,435	1,458
New York State Dormitory Authority Revenue Bonds, (Radian Insured), Series 2003
5.000% due 07/01/2027	2,000	1,860
New York State JPMorgan Chase Putters/Drivers Trust Revenue Bonds, Series 2008
10.141% due 09/15/2029	13,810	17,553
New York State JPMorgan Chase Putters/Drivers Trust Revenue Notes, Series 2008
9.360% due 07/15/2012	6,820	8,201
13.911% due 06/15/2011	6,645	7,248
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 07/01/2025	6,040	6,324
New York State Metropolitan Transportation Authority Revenue Bonds, (NPFGC-FGIC Insured), Series 2003
5.000% due 11/15/2032	200	205
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2009
7.336% due 11/15/2039	1,020	1,262
New York State Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,800	1,956
5.750% due 11/01/2030	3,500	3,900
New York State TSASC, Inc. Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	18,908
New York State Urban Development Corp. Revenue Bonds, Series 2009
5.250% due 03/15/2038	3,000	3,278
Newark, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	3,245	1,505
North Carolina State Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	711
North Carolina State Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,149
North Carolina State Turnpike Authority Revenue Bonds, Series 2009
6.700% due 01/01/2039	36,200	38,688
North Oaks, Minnesota Revenue Bonds, Series 2007
6.000% due 10/01/2033	1,070	997
6.125% due 10/01/2039	620	579
Northwest Harris County, Texas Municipal Utility District No. 16 General Obligation Bonds, (Radian Insured), Series 2002
5.300% due 10/01/2029	2,105	2,129
Oakland, California General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
5.000% due 01/15/2027	8,670	8,789
5.000% due 01/15/2032	11,135	11,232
Ohio State Buckeye Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	10,312
5.875% due 06/01/2030	13,800	13,203
5.875% due 06/01/2047	381,300	309,787
Orange County, Florida Housing Finance Authority Revenue Bonds, Series 2002
5.250% due 01/01/2028	1,000	1,019
Oregon State Department of Administrative Services Revenue Bonds, Series 2009
5.000% due 04/01/2029	1,550	1,710
Palmdale, California Community Redevelopment Agency Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	406
0.000% due 12/01/2031	1,230	386
0.000% due 12/01/2032	1,225	362
Paramount, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 09/01/2023	1,750	921
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 05/01/2037	1,000	889
Perris, California Public Financing Authority Tax Allocation Bonds, Series 2002
5.375% due 10/01/2020	780	811
5.625% due 10/01/2031	1,800	1,811
Phoenix, Arizona Civic Improvement Corp. Revenue Bonds, Series 2007
5.000% due 07/01/2018	5,000	5,690
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	927
5.500% due 07/01/2037	5,000	3,742
Placer County, California Union High School District General Obligation Bonds, (FSA Insured), Series 2004
0.000% due 08/01/2033	10,150	2,500
Poway, California Unified School District Special Tax Bonds, Series 2002
5.600% due 09/01/2033	2,000	1,914
6.050% due 09/01/2025	2,285	2,300
6.125% due 09/01/2033	7,600	7,520
Poway, California Unified School District Special Tax Bonds, Series 2005
5.125% due 09/01/2028	4,400	4,020
Puerto Rico Aqueduct & Sewer Authority Revenue Bonds, Series 2008
6.000% due 07/01/2038	1,200	1,252
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	5,808
0.000% due 08/01/2054	77,000	5,758
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,375
Rancho Cucamonga, California Community Facilities District Special Tax Bonds, Series 2001
6.375% due 09/01/2031	2,000	1,902
Rancho Mirage, California Redevelopment Agency Tax Allocation Bonds, Series 2001
5.500% due 04/01/2024	1,190	1,201
5.625% due 04/01/2033	1,580	1,537
Rhode Island State Convention Center Authority Revenue Bonds, (FSA Insured), Series 2006
6.060% due 05/15/2035	165	169
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	6,978
Richmond, California Revenue Bonds, (FGIC Insured), Series 1999
0.000% due 08/01/2030	1,500	594
Riverside, California Revenue Bonds, Series 2009
7.000% due 08/01/2029	20,000	21,114
7.200% due 08/01/2039	35,000	37,668
Rochester, Minnesota Revenue Bonds, Series 2007
5.300% due 04/01/2037	100	75
Rocklin, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,248
0.000% due 08/01/2024	5,000	2,240
0.000% due 08/01/2025	4,000	1,662
0.000% due 08/01/2026	4,000	1,567
0.000% due 08/01/2027	4,500	1,641
Sacramento, California Financing Authority Revenue Bonds, Series 1999
6.250% due 09/01/2023	5,115	4,825
Sacramento, California Revenue Bonds, (CM Insured), Series 1998
5.300% due 01/01/2024	1,920	1,921
Sacramento, California Special Tax Bonds, Series 1999
5.700% due 09/01/2023	2,945	2,674

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Sacramento, California Special Tax Bonds, Series 2001
6.100% due 09/01/2021	$655	$603
6.150% due 09/01/2026	1,240	1,120
Salinas, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 10/01/2023	485	236
San Antonio, Texas Water Revenue Bonds, (NPFGC Insured), Series 2005
4.750% due 05/15/2037	3,000	3,097
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006
5.600% due 09/01/2021 (p)	2,090	1,910
San Diego, California Tobacco Settlement Revenue Funding Corp. Revenue Bonds, Series 2006
7.125% due 06/01/2032	53,585	41,815
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 1999
0.000% due 08/01/2023	1,770	880
San Juan, California Unified School District General Obligation Bonds, (FSA Insured), Series 2001
0.000% due 08/01/2022	9,445	4,989
0.000% due 08/01/2025	10,895	4,762
0.000% due 08/01/2026	12,215	5,001
San Mateo, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,498
Santa Ana, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,005
0.000% due 08/01/2028	3,520	1,224
0.000% due 08/01/2030	2,500	753
0.000% due 08/01/2031	3,780	1,063
0.000% due 08/01/2032	3,770	987
Santa Clara County, California East Side Union High School District General Obligation Bonds, (XLCA Insured), Series 2005
0.000% due 08/01/2021	1,985	1,071
0.000% due 08/01/2022	1,490	769
Santa Clara, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2002
5.000% due 07/01/2025	2,155	2,232
5.000% due 07/01/2027	3,040	3,139
Santa Clarita, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2007
4.750% due 08/01/2037	6,665	6,673
Santa Margarita, California Water District Special Tax Bonds, Series 1999
6.250% due 09/01/2029	4,005	4,032
Santa Monica, California Community College District General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	890
0.000% due 08/01/2027	3,550	1,490
Sarasota County, Florida Health Facility Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,720	3,928
Shasta, California Union High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	456
Signal Hill, California Redevelopment Agency Tax Allocation Bonds, (NPFGC-FGIC Insured), Series 2006
5.581% due 10/01/2016	195	196
South Carolina State Jobs-Economic Development Authority Revenue Bonds, (Radian Insured), Series 2001
5.375% due 02/01/2030	3,000	2,954
South Carolina State Jobs-Economic Development Authority Revenue Bonds, Series 2007
6.000% due 11/15/2037	750	530
South Tahoe, California Joint Powers Parking Financing Authority Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,745	2,063
Southbridge, Massachusetts Associates LLC Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	31,105	35,220
Southern California State Metropolitan Water District Revenue Bonds, Series 2009
5.906% due 07/01/2025	9,000	9,389
6.538% due 07/01/2039	40,000	42,536
Southern California State Tobacco Securitization Authority Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	29,335
Southwestern Illinois State Development Authority Revenue Bonds, Series 2007
6.625% due 06/01/2037	600	543
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.700% due 11/15/2036	750	614
Spokane County, Washington Revenue Bonds, Series 2009
6.474% due 12/01/2029	8,000	8,286
St. Louis, Missouri Industrial Development Authority Revenue Bonds, (GNMA Insured), Series 2002
5.125% due 12/20/2029	1,500	1,518
5.125% due 12/20/2030	1,500	1,521
Stanislaus County, California Modesto Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,346
0.000% due 08/01/2024	2,705	1,312
0.000% due 05/01/2027	2,000	820
Stanislaus County, California Modesto High School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	831
Stark County, North Dakota Revenue Bonds, Series 2007
6.750% due 01/01/2033	5,400	5,251
Stockton, California Public Financing Authority Revenue Bonds, Series 2009
7.942% due 10/01/2038	47,000	48,542
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037	5,000	2,030
Temecula, California Public Financing Authority Community Facilities District No. 3-1 Special Tax Bonds, Series 2003
6.000% due 09/01/2033	2,000	1,841
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	12,500	12,821
Texas State General Obligation Bonds, Series 2007
4.750% due 04/01/2029	1,500	1,583
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	64,410	67,151
Texas State General Obligation Bonds, Series 2009
5.517% due 04/01/2039	19,200	20,449
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Bonds, (PSF-GTD Insured), Series 2008
15.840% due 02/15/2032	4,690	6,448
18.768% due 02/15/2028	5,565	8,310
Texas State JPMorgan Chase Putters/Drivers Trust General Obligation Notes, (PSF-GTD Insured), Series 2008
13.490% due 02/15/2012	3,985	4,496
Texas State Leander Independent School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2005
0.000% due 08/15/2023	1,000	503
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	6,121
0.000% due 08/15/2025	19,990	8,312
Tracy, California Community Facilities District Special Tax Bonds, Series 2002
6.000% due 09/01/2027	995	834
Tuscaloosa, Alabama Educational Building Authority Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,400	1,167
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	963
University of California Regents Medical Center Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	4,000	4,045
University of California Revenue Bonds, (FSA Insured), Series 2005
4.750% due 05/15/2035	6,900	7,034
University of California Revenue Bonds, (NPFGC-FGIC Insured), Series 2007
5.000% due 05/15/2037	100	105
5.000% due 05/15/2041	1,000	1,046
University of California Revenue Bonds, Series 2009
5.770% due 05/15/2043	18,700	20,164
University of Toledo, Ohio Revenue Bonds, Series 2009
7.100% due 06/01/2026	5,000	5,223
7.875% due 06/01/2031	7,000	7,274
Utah County, Utah General Obligation Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,063
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	227
Utah State Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2023	10,000	5,004
0.000% due 06/15/2029	10,000	3,383
Utah State Transit Authority Revenue Bonds, Series 2009
5.937% due 06/15/2039	140	152

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Ventura County, California Community College District General Obligation Bonds, Series 2008
5.500% due 08/01/2033	$15,000	$16,252
Victor, California Elementary School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	520
0.000% due 08/01/2026	2,410	953
Victoria, Texas General Obligation Bonds, Series 2009
6.124% due 08/15/2030 (d)	5,000	5,112
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	3,000	2,440
5.750% due 09/01/2042	2,000	1,621
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2005
5.500% due 06/01/2026	1,050	1,184
Virginia State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2046 (g)	11,000	6,488
Vista, California Unified School District General Obligation Bonds, (FSA Insured), Series 2002
0.000% due 08/01/2026	1,000	409
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	350	239
Washington State Energy Northwest Revenue Bonds, (NPFGC Insured), Series 2002
5.750% due 07/01/2015	6,600	7,331
Washington State Energy Northwest Revenue Notes, Series 2008
5.000% due 07/01/2015	5,000	5,774
Washington State General Obligation Bonds, (NPFGC-FGIC Insured), Series 2003
0.000% due 06/01/2016	700	571
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	7,528
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,361
Washington State Port of Seattle Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	12,569
Washington State Tobacco Settlement Authority Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,046
Weber County, Utah Revenue Bonds, Series 1999
5.000% due 08/15/2030	1,750	1,752
West Contra Costa, California Unified School District General Obligation Bonds, (NPFGC Insured), Series 2002
5.000% due 08/01/2026	2,740	2,749
5.000% due 08/01/2028	2,690	2,696
5.000% due 08/01/2031	1,890	1,891
West Contra Costa, California Unified School District General Obligation Bonds, Series 2009
8.460% due 08/01/2034	20,115	20,968
West Virginia State Tobacco Settlement Financing Authority Revenue Bonds, Series 2007
7.467% due 06/01/2047	162,555	128,794
Willacy County, Texas Revenue Bonds, Series 2007
6.875% due 09/01/2028	6,500	5,495
Wisconsin State Clean Water Revenue Bonds, Series 2009
6.000% due 05/01/2036	17,700	20,784
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series 2006
5.000% due 05/01/2032	2,250	1,858
Yuba City, California Unified School District General Obligation Bonds, (NPFGC-FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	881

Total Municipal Bonds & Notes (Cost $4,142,617)		4,573,926

U.S. GOVERNMENT AGENCIES 47.9%
Bolivia Government AID Bond
0.408% due 02/01/2019	4,710	4,479
Fannie Mae
0.000% due 04/25/2018 - 08/25/2023 (c)	34	31
0.000% due 10/09/2019	13,300	7,455
0.366% due 03/25/2034	161	147
0.376% due 03/25/2036	15,416	13,590
0.396% due 08/25/2034	151	144
0.446% due 05/25/2035 - 10/27/2037	101,190	95,728
0.486% due 06/25/2032	44	36
0.496% due 03/25/2035 - 06/25/2044	85	84
0.546% due 02/25/2032	61	60
0.566% due 06/25/2037	72	69
0.596% due 07/25/2021 - 03/25/2044	6,872	6,274
0.644% due 04/18/2028	158	156
0.646% due 06/25/2029 - 11/25/2036	22,749	22,240
0.694% due 10/18/2030	1,231	1,215
0.696% due 10/25/2030 - 02/25/2033	721	709
0.731% due 08/25/2021 - 03/25/2022	34	34
0.746% due 03/25/2017 - 07/25/2034	1,988	1,966
0.794% due 12/18/2031	456	452
0.846% due 05/25/2030	543	537
0.881% due 11/25/2013 - 08/25/2022	112	111
0.896% due 05/25/2030	543	537
0.931% due 10/25/2023 - 03/25/2024	2,843	2,827
1.000% due 09/25/2023	1	1
1.081% due 01/25/2022	43	43
1.111% due 01/25/2022	101	101
1.131% due 12/25/2021	47	47
1.146% due 04/25/2032	59	59
1.181% due 04/25/2021	8	8
1.281% due 04/25/2023	291	291
1.381% due 04/01/2027	34	35
2.250% due 02/01/2020	4	4
2.251% due 07/01/2042 - 10/01/2044	64,511	64,159
2.252% due 12/01/2044	7,546	7,571
2.301% due 09/01/2041	56	55
2.451% due 10/01/2030 - 10/01/2040	4,368	4,381
2.599% due 05/01/2023	147	148
2.630% due 03/01/2033	144	144
2.637% due 09/01/2024	101	101
2.678% due 08/01/2033	32	32
2.826% due 02/01/2034	87	88
2.837% due 09/01/2035	172	175
2.849% due 10/01/2020	17	17
2.887% due 07/01/2017	767	775
2.954% due 04/01/2027	40	41
2.969% due 09/01/2017	526	529
2.990% due 03/01/2034	8,518	8,687
2.998% due 11/01/2035	7,624	7,699
3.015% due 09/01/2029	11	12
3.029% due 11/01/2024	1,874	1,875
3.055% due 05/01/2024	79	81
3.082% due 01/01/2021	17	17
3.095% due 07/01/2026	11	11
3.098% due 10/01/2034	2,455	2,497
3.138% due 06/01/2033	121	123
3.186% due 03/01/2019	766	767
3.223% due 09/01/2035	2,645	2,693
3.231% due 10/01/2024	26	26
3.236% due 04/01/2027	3	3
3.252% due 06/01/2024	29	30
3.300% due 08/01/2031	127	130
3.312% due 11/01/2025	72	73
3.325% due 10/01/2020	30	30
3.341% due 06/01/2021	461	461
3.343% due 08/01/2035	8,271	8,474
3.345% due 10/01/2027 - 07/01/2035	4,575	4,696
3.350% due 07/01/2024	328	337
3.431% due 07/01/2035	3,494	3,590
3.436% due 09/01/2024	136	139
3.440% due 11/01/2034	1,066	1,083
3.450% due 12/01/2020	498	502
3.472% due 08/01/2027	34	34
3.485% due 05/01/2026	39	40
3.512% due 05/01/2035	448	459
3.514% due 09/01/2034	1,522	1,534
3.529% due 02/01/2022	185	183
3.533% due 04/01/2027	54	55
3.549% due 08/01/2026	112	114
3.553% due 09/01/2022	121	122
3.587% due 08/01/2027	1,124	1,147
3.605% due 02/01/2027	271	273
3.623% due 03/01/2035	75	76
3.643% due 08/01/2027	1,408	1,436
3.646% due 11/01/2025	542	554
3.686% due 07/01/2034	5,133	5,252
3.709% due 11/01/2025	137	138
3.715% due 08/01/2025	882	909
3.722% due 04/01/2026 - 05/01/2027	34	35
3.750% due 08/01/2024	96	96
3.752% due 06/01/2035	2,514	2,610
3.769% due 05/01/2025	224	228
3.789% due 09/01/2034	22,317	22,893
3.815% due 11/01/2025 - 03/01/2036	641	660
3.817% due 09/01/2035	16,748	16,855
3.824% due 01/01/2020 - 12/01/2022	545	546
3.847% due 04/01/2033	98	99

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.872% due 05/01/2035	$5,373	$5,561
3.873% due 11/01/2025	26	26
3.886% due 12/01/2018	56	56
3.920% due 11/01/2023	32	32
3.932% due 06/01/2034	39	40
3.989% due 02/01/2036	459	472
3.990% due 02/01/2026	73	73
3.995% due 10/01/2024	102	103
4.000% due 11/01/2010 - 09/01/2039	460,377	456,971
4.004% due 11/01/2035	850	881
4.020% due 02/01/2024	63	64
4.036% due 04/01/2034	378	389
4.038% due 03/01/2025	735	750
4.040% due 06/01/2025	73	75
4.053% due 01/01/2026	142	145
4.125% due 10/01/2024	4	4
4.149% due 05/01/2022	11	11
4.158% due 05/25/2035	35,560	36,365
4.165% due 03/01/2035	2,230	2,310
4.206% due 12/01/2025	298	303
4.210% due 12/01/2034	159	164
4.234% due 09/01/2019 - 11/01/2034	4,332	4,425
4.250% due 01/01/2018	104	104
4.251% due 02/01/2028	571	571
4.270% due 11/01/2035	5,447	5,616
4.303% due 12/01/2034	61	63
4.306% due 09/01/2033	245	252
4.315% due 11/01/2023 - 12/01/2023	338	341
4.318% due 02/01/2035	109	113
4.325% due 01/01/2024	27	27
4.351% due 05/01/2035	35,798	37,198
4.368% due 04/01/2034	26	27
4.372% due 01/01/2024	105	107
4.375% due 04/01/2017	33	33
4.401% due 12/01/2023	18	19
4.450% due 12/01/2023	77	78
4.453% due 02/01/2028	33	33
4.498% due 06/01/2025	352	361
4.500% due 10/01/2010 - 12/01/2035	168,804	174,732
4.505% due 09/01/2035	2,522	2,586
4.530% due 10/01/2034	3,319	3,412
4.535% due 12/01/2025	187	188
4.538% due 12/01/2023	57	58
4.542% due 07/01/2033	26	27
4.552% due 09/01/2035	10,580	10,931
4.553% due 02/01/2028	61	63
4.554% due 06/01/2035	11,744	12,042
4.563% due 11/01/2034	82	85
4.565% due 09/01/2021	13	13
4.585% due 11/01/2023	15	15
4.597% due 04/01/2024	259	268
4.617% due 06/01/2015	170	173
4.622% due 08/01/2035	2,083	2,170
4.634% due 12/01/2036	968	972
4.647% due 01/01/2035	421	435
4.659% due 02/01/2035	4,074	4,213
4.660% due 12/01/2034 - 11/01/2035	25,652	26,136
4.662% due 05/01/2035	25,811	26,811
4.677% due 02/01/2035	4,665	4,819
4.680% due 12/01/2012	358	380
4.685% due 09/01/2014	17	17
4.686% due 05/01/2030	12	13
4.687% due 02/01/2033	2	2
4.691% due 06/01/2035	18,759	18,941
4.733% due 04/01/2018	158	162
4.741% due 08/01/2023	80	83
4.747% due 03/01/2035	118	123
4.758% due 06/01/2035	3,557	3,639
4.760% due 08/01/2035	798	832
4.773% due 12/01/2027	252	257
4.776% due 12/01/2017 - 11/01/2034	4,622	4,772
4.781% due 11/01/2012	49	52
4.791% due 10/01/2034	6,134	6,293
4.796% due 11/01/2035	15,370	15,963
4.809% due 08/01/2035	4,419	4,611
4.819% due 06/01/2023	90	91
4.820% due 06/01/2023	19	20
4.826% due 02/01/2035	7,358	7,612
4.827% due 06/01/2035	264	275
4.834% due 09/01/2034 - 01/01/2035	17,104	17,652
4.845% due 11/01/2019	153	155
4.850% due 12/01/2026	12	13
4.870% due 05/01/2013	127	135
4.873% due 04/01/2013	55	58
4.881% due 12/01/2033	510	528
4.883% due 04/01/2038	41	43
4.889% due 04/01/2035	3,582	3,750
4.901% due 01/01/2035	17,583	18,196
4.903% due 02/01/2035	5,172	5,350
4.912% due 12/01/2034	2,058	2,130
4.940% due 03/01/2035	416	435
4.943% due 12/01/2034	382	394
4.955% due 07/01/2021	31	32
4.961% due 11/01/2031	183	185
4.962% due 06/01/2035 - 07/01/2035	5,260	5,474
4.966% due 01/01/2035	20,022	20,722
4.979% due 08/01/2035	83	86
4.985% due 03/01/2034	9,553	9,858
5.000% due 12/01/2012 - 11/01/2039	13,530,584	14,047,016
5.027% due 02/01/2021	126	129
5.035% due 03/01/2024	30	30
5.037% due 11/01/2034	1,975	2,038
5.054% due 06/01/2035	3,581	3,796
5.085% due 03/01/2026	53	54
5.091% due 07/01/2035	3,539	3,669
5.105% due 09/01/2023	140	142
5.111% due 12/01/2030	14	14
5.128% due 07/01/2019	80	82
5.132% due 10/01/2035	3,408	3,585
5.139% due 09/01/2035	3,545	3,729
5.148% due 11/01/2035	2,204	2,319
5.157% due 02/01/2016	195	212
5.159% due 11/01/2010	28	29
5.164% due 08/01/2035 - 01/01/2036	3,483	3,690
5.165% due 08/01/2035	3,134	3,300
5.167% due 10/01/2035	3,057	3,182
5.169% due 07/01/2035	2,971	3,126
5.172% due 10/01/2023	21	21
5.176% due 09/01/2035	3,622	3,815
5.186% due 10/01/2035	4,147	4,369
5.201% due 10/01/2019	222	227
5.208% due 11/01/2035	3,432	3,610
5.210% due 07/01/2035	2,871	3,017
5.220% due 08/01/2035 - 09/01/2035	5,035	5,287
5.225% due 06/01/2029	74	74
5.228% due 12/01/2035	3,107	3,271
5.238% due 09/01/2035	3,378	3,594
5.240% due 07/01/2024	148	151
5.250% due 11/01/2026	37	37
5.269% due 07/01/2035	2,553	2,688
5.271% due 10/01/2035	3,964	4,191
5.290% due 11/25/2033	1,307	1,380
5.296% due 08/01/2027	131	133
5.297% due 09/01/2035	66	69
5.304% due 10/01/2035	3,815	4,019
5.310% due 08/25/2033	4,122	4,313
5.346% due 11/01/2035	5,102	5,364
5.370% due 08/25/2043	2,652	2,588
5.375% due 11/15/2011 - 03/01/2023	1,326	1,442
5.376% due 11/01/2035	3,858	4,057
5.377% due 01/01/2036	2,808	2,990
5.410% due 09/01/2012	290	311
5.425% due 01/01/2037	708	746
5.436% due 05/01/2036	1,583	1,653
5.442% due 01/01/2036	101	106
5.445% due 12/01/2017	5	5
5.466% due 12/01/2035	35	36
5.499% due 09/01/2021	8	8
5.500% due 03/01/2011 - 11/01/2039	28,709,794	30,100,220
5.500% due 02/01/2038 - 09/01/2038 (m)	1,691,898	1,774,367
5.500% due 06/01/2038 (k)(m)	6,737,366	7,067,216
5.505% due 02/01/2021	78	80
5.533% due 10/01/2026	11	11
5.535% due 03/01/2036	2,310	2,422
5.542% due 01/01/2036	1,866	1,943
5.561% due 01/01/2037	663	700
5.589% due 02/01/2036	4,645	4,872
5.593% due 10/01/2027	216	221
5.608% due 12/01/2035	2,597	2,726
5.638% due 02/01/2036	436	460
5.639% due 03/01/2036	2,276	2,395
5.675% due 09/01/2036	14	14
5.700% due 02/28/2025	150	148
5.709% due 03/01/2036	3,529	3,700
5.750% due 01/01/2020 - 05/01/2037	1,209	1,268
5.755% due 03/01/2036	3,942	4,136
5.768% due 09/01/2037	36	38
5.780% due 09/01/2012	472	510
5.790% due 10/01/2017	392	437
5.800% due 02/09/2026	50,000	51,794
5.806% due 05/01/2023	307	316
5.840% due 04/01/2036	16	17
5.855% due 08/01/2022	1,045	1,076
5.874% due 12/01/2036	307	325
5.915% due 02/01/2012	766	822
5.922% due 10/01/2011	481	511
5.930% due 06/01/2022	34	35

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
5.934% due 06/01/2036	$1,254	$1,319
5.950% due 02/25/2044	911	972
5.954% due 02/01/2020	46	48
5.970% due 07/01/2019	12	12
5.975% due 02/01/2012	408	438
5.981% due 11/01/2011	123	131
6.000% due 07/01/2011 - 10/25/2044	23,398,529	24,738,767
6.001% due 07/01/2032	132	141
6.043% due 09/01/2036	70	74
6.082% due 03/01/2023	242	243
6.091% due 05/01/2011	499	523
6.113% due 02/01/2012	500	540
6.160% due 08/01/2017	155	171
6.200% due 05/01/2011 - 01/01/2012	615	656
6.250% due 02/01/2011 - 02/25/2029	39,492	41,864
6.270% due 06/01/2011	89	95
6.280% due 06/15/2027	166,000	178,913
6.290% due 02/25/2029	500	561
6.300% due 10/17/2038	8,841	8,838
6.305% due 05/01/2011	320	337
6.390% due 05/25/2036	10,946	11,887
6.413% due 03/25/2039	75	81
6.480% due 01/01/2011	290	302
6.500% due 07/01/2011 - 02/25/2047	252,881	274,004
6.589% due 03/01/2023	659	675
6.642% due 05/01/2014	58	59
6.730% due 06/01/2022	14	14
6.745% due 02/01/2018	41	42
6.750% due 10/25/2023	269	297
6.834% due 11/01/2021	58	60
6.900% due 05/25/2023	46	51
6.960% due 07/01/2019	172	172
7.000% due 12/01/2009 - 01/25/2048	24,143	26,449
7.025% due 11/01/2022	19	19
7.084% due 12/01/2010	359	363
7.110% due 10/01/2009	448	448
7.200% due 05/01/2021	17	17
7.250% due 01/01/2023	734	825
7.360% due 04/01/2011	300	319
7.375% due 05/25/2022	998	1,089
7.500% due 11/01/2010 - 07/25/2041	5,011	5,666
7.556% due 06/01/2030	105	107
7.750% due 01/25/2022	1,475	1,649
7.780% due 01/01/2018	2,002	2,343
7.800% due 10/25/2022 - 06/25/2026	230	249
7.920% due 03/01/2018	2,483	2,929
7.980% due 05/01/2030	6,033	6,909
8.000% due 12/01/2010 - 07/01/2032	3,909	4,327
8.000% due 08/18/2027 (b)	9	2
8.060% due 04/01/2030	1,680	1,923
8.080% due 04/01/2030	924	1,058
8.200% due 04/25/2025	14	14
8.250% due 02/01/2017	4	4
8.490% due 06/01/2025	844	978
8.500% due 06/01/2012 - 10/01/2032	3,121	3,537
8.750% due 01/25/2021	196	223
9.000% due 07/01/2016 - 11/01/2025	1,369	1,538
9.250% due 04/25/2018	19	21
9.300% due 05/25/2018 - 08/25/2019	60	66
9.325% due 09/25/2028	346	368
9.500% due 11/01/2009 - 03/01/2026	914	1,046
10.000% due 11/01/2013 - 05/01/2022	115	128
10.500% due 11/01/2013 - 04/01/2022	24	27
11.000% due 11/01/2013 - 11/01/2020	114	128
11.500% due 08/20/2016 - 11/01/2019	4	4
12.000% due 05/01/2016	1	1
13.250% due 09/01/2011	1	1
14.750% due 08/01/2012	6	7
15.000% due 10/15/2012	20	23
15.500% due 10/01/2012 - 12/01/2012	1	2
15.750% due 12/01/2011 - 08/01/2012	6	7
16.000% due 09/01/2012	9	9
903.212% due 08/25/2021 (b)	0	5
1000.000% due 04/25/2022 (b)	0	4
Farmer Mac
7.997% due 01/25/2012	252	244
Federal Farm Credit Bank
5.580% due 07/03/2013 (j)	520	583
Federal Home Loan Bank
2.250% due 10/02/2009	650	650
5.500% due 08/13/2014 (j)	645	732
5.625% due 06/13/2016 (j)	175	177
5.750% due 05/15/2012 (j)	100	111
7.400% due 02/01/2021	720	717
Federal Housing Administration
4.918% due 11/01/2019	20	20
6.780% due 07/25/2040	7,168	7,068
6.880% due 02/01/2041	10,903	10,750
6.896% due 07/01/2020	8,660	8,511
6.960% due 05/01/2016	239	235
6.997% due 09/01/2019	57	56
7.110% due 05/01/2019	1,265	1,250
7.315% due 08/01/2019	4,312	4,296
7.350% due 04/01/2019 - 11/01/2020	562	560
7.375% due 02/01/2018	140	139
7.380% due 04/01/2041	2,368	2,364
7.400% due 01/25/2020	986	982
7.430% due 10/01/2018 - 06/01/2024	12,769	12,793
7.450% due 05/01/2021	2,205	2,208
7.460% due 01/01/2023	153	154
7.465% due 11/01/2019	1,724	1,730
7.500% due 03/01/2032	3,069	3,078
7.580% due 12/01/2040	7,086	7,116
7.630% due 08/01/2041	17,023	17,172
7.780% due 11/01/2040	7,091	7,143
8.250% due 01/01/2041	4,543	4,577
8.375% due 02/01/2012	37	37
Freddie Mac
0.286% due 12/25/2036	13,978	12,781
0.393% due 07/15/2019	24,597	24,142
0.483% due 05/15/2036	73	71
0.493% due 01/14/2011 (j)	1,659	1,660
0.493% due 07/15/2034	648	635
0.506% due 08/25/2031	404	325
0.593% due 12/15/2029 - 06/15/2031	6,623	6,554
0.643% due 06/15/2018 - 01/15/2033	725	714
0.693% due 06/15/2023 - 12/15/2031	96	94
0.743% due 06/15/2030 - 12/15/2032	517	510
1.125% due 06/01/2011 (j)	600	603
1.246% due 05/25/2043	11,675	11,462
1.250% due 02/15/2021	15	15
2.251% due 10/25/2044 - 02/25/2045	49,570	47,314
2.451% due 07/25/2044	4,305	4,230
2.500% due 06/01/2017	2	2
2.625% due 04/01/2017	4	4
2.881% due 06/01/2022	21	21
2.972% due 07/01/2032	3	3
3.050% due 10/25/2023	833	825
3.060% due 07/01/2023	61	62
3.110% due 07/01/2022	100	102
3.141% due 08/01/2023	94	96
3.147% due 06/01/2022	385	388
3.200% due 06/01/2024	244	248
3.221% due 06/01/2022	114	115
3.224% due 08/01/2023	80	81
3.229% due 08/01/2023	471	477
3.238% due 08/01/2035	933	958
3.240% due 09/01/2023	70	71
3.282% due 09/01/2023	350	356
3.284% due 05/01/2023	65	66
3.305% due 07/01/2020	131	132
3.327% due 05/01/2023 - 07/01/2027	536	545
3.340% due 02/01/2026	395	401
3.384% due 07/01/2030	870	886
3.430% due 02/01/2025	20	21
3.432% due 08/01/2035	65	66
3.439% due 08/01/2023	43	44
3.478% due 07/01/2019	200	203
3.500% due 09/01/2018 - 07/15/2032	1,344	1,335
3.564% due 10/01/2026	313	318
3.596% due 09/01/2035	78	80
3.598% due 07/01/2035	13,008	13,381
3.612% due 10/01/2024	144	147
3.649% due 08/15/2032	4,205	4,240
3.667% due 07/01/2032	89	91
3.670% due 07/01/2024	62	63
3.777% due 08/01/2023	1	1
3.805% due 09/01/2023	171	175
3.806% due 07/01/2023	217	223
3.823% due 06/01/2024	440	449
3.829% due 04/01/2025	80	82
3.843% due 10/01/2023	108	111
3.844% due 12/01/2022	15	16
3.875% due 01/01/2019	1	1

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
3.986% due 02/01/2023	$77	$79
3.996% due 06/01/2020	80	81
4.000% due 04/01/2011 - 05/01/2023	3,544	3,621
4.003% due 04/01/2024	648	659
4.030% due 02/01/2019	181	181
4.031% due 01/01/2034	5,750	5,928
4.050% due 04/01/2023	13	13
4.062% due 11/01/2034	130	136
4.129% due 01/01/2028	21	21
4.180% due 11/01/2028	467	474
4.198% due 05/01/2021	1,203	1,205
4.209% due 07/01/2025	607	613
4.216% due 03/01/2024	222	231
4.237% due 01/01/2024	46	46
4.245% due 09/01/2028	3	3
4.250% due 09/15/2024	5	5
4.282% due 01/01/2022	83	84
4.295% due 08/01/2023	1,021	1,034
4.296% due 06/01/2021	371	376
4.366% due 03/01/2022	1,087	1,107
4.407% due 09/01/2035	11,854	12,253
4.433% due 11/01/2026	328	330
4.446% due 12/01/2026 - 01/01/2035	1,389	1,418
4.480% due 02/01/2021	6	6
4.500% due 12/01/2010 - 06/01/2039	12,719	13,175
4.506% due 11/01/2023	213	215
4.526% due 04/01/2029	134	136
4.554% due 05/01/2023	160	163
4.568% due 12/01/2018	251	251
4.606% due 10/01/2023	53	54
4.672% due 11/01/2020	81	83
4.700% due 03/01/2035	837	876
4.712% due 06/01/2035	4,817	4,993
4.714% due 10/01/2023	178	181
4.798% due 06/01/2030	377	382
4.826% due 10/01/2035	27,847	28,915
4.842% due 11/01/2035	28,625	29,583
4.846% due 03/01/2035	3,807	3,929
4.868% due 10/01/2035	52,183	54,222
4.878% due 10/01/2035	3,470	3,600
4.880% due 10/01/2035	20,516	21,343
4.894% due 03/01/2035	36	37
4.907% due 10/01/2035	26,926	27,995
4.925% due 07/01/2035	49	51
4.938% due 11/01/2035	21,919	22,824
4.940% due 10/01/2022	44	46
4.972% due 09/01/2035	99	103
4.980% due 05/01/2022	33	34
4.990% due 11/01/2023	2	2
5.000% due 08/15/2012 (j)	75	82
5.000% due 01/01/2014 - 11/01/2039	231,097	242,131
5.012% due 01/01/2021	41	41
5.053% due 05/01/2018	230	235
5.075% due 01/01/2019	2	1
5.092% due 10/01/2035	4,009	4,208
5.105% due 05/01/2018	51	52
5.120% due 04/01/2029	40	41
5.129% due 10/01/2023	186	188
5.138% due 09/01/2023	27	28
5.142% due 05/01/2035	31,795	33,028
5.156% due 10/01/2023	269	276
5.188% due 05/01/2018	209	211
5.200% due 10/25/2023	167	151
5.208% due 07/01/2019	8	8
5.210% due 03/01/2021	698	705
5.250% due 07/18/2011 (j)	100	108
5.265% due 05/01/2020	62	63
5.268% due 05/01/2037	413	434
5.288% due 09/01/2035	148	154
5.404% due 11/01/2035	2,598	2,734
5.428% due 12/01/2035	2,928	3,075
5.477% due 01/01/2037	704	742
5.486% due 02/01/2038	163	170
5.500% due 09/15/2011 - 11/01/2039	3,173,746	3,314,048
5.500% due 02/01/2038 (k)	1,350,785	1,416,073
5.535% due 09/01/2037	54	57
5.578% due 07/01/2036	35	37
5.684% due 04/01/2036	14	14
5.700% due 03/01/2036	2,466	2,588
5.702% due 06/01/2037	92	97
5.705% due 02/01/2037	106	111
5.750% due 01/15/2012	3	3
5.824% due 04/01/2036	2,870	3,036
5.871% due 04/01/2036	3,229	3,387
5.874% due 12/01/2037	1,493	1,576
5.875% due 09/01/2018 - 05/01/2037	251	264
5.950% due 06/15/2028	44,746	47,351
5.986% due 02/01/2037	92	97
6.000% due 01/01/2011 - 11/01/2039	1,830,902	1,938,082
6.250% due 12/15/2028 - 01/15/2036	1,242	1,340
6.284% due 10/01/2020	8	8
6.500% due 09/01/2010 - 10/25/2043	309,100	333,028
6.500% due 09/15/2023 (b)	1	0
6.515% due 05/01/2020	14	15
6.900% due 12/01/2010	360	370
6.924% due 10/01/2020	226	231
6.950% due 07/15/2021 - 08/15/2021	102	106
7.000% due 03/15/2010 (j)	200	206
7.000% due 10/01/2010 - 10/25/2043	35,434	38,517
7.000% due 09/15/2023 (b)	24	5
7.030% due 01/01/2019	52	53
7.500% due 05/01/2011 - 11/01/2037	15,488	16,737
7.645% due 05/01/2025	5,541	6,073
7.800% due 09/15/2020	10	11
8.000% due 04/01/2010 - 09/15/2024	3,598	3,887
8.250% due 06/01/2016 (j)	300	367
8.250% due 06/15/2022	213	233
8.500% due 01/01/2010 - 06/01/2030	2,056	2,158
8.750% due 12/01/2010 - 12/15/2020	103	112
8.900% due 11/15/2020	725	791
9.000% due 09/01/2010 - 07/01/2030	555	576
9.000% due 05/01/2022 (b)	4	1
9.250% due 07/01/2017	2	3
9.500% due 09/01/2016 - 12/01/2022	534	591
10.000% due 11/01/2011 - 03/01/2021	41	46
10.500% due 10/01/2017 - 01/01/2021	17	19
11.000% due 06/01/2011 - 05/01/2020	29	32
11.250% due 10/01/2009 - 09/01/2015	1	1
11.500% due 01/01/2018	1	1
13.250% due 10/01/2013	42	48
14.000% due 04/01/2016	2	2
15.500% due 08/01/2011	1	1
884.500% due 01/15/2021 (b)	0	2
1007.500% due 02/15/2022 (b)	0	4
Ginnie Mae
0.641% due 06/16/2031 - 03/16/2032	460	453
0.741% due 02/16/2030 - 04/16/2032	3,125	3,124
0.746% due 09/20/2030	178	176
0.780% due 11/16/2029 - 10/16/2030	562	556
0.791% due 12/16/2025	93	93
0.841% due 02/16/2030	2,143	2,131
0.980% due 02/16/2030	908	906
1.196% due 03/20/2031	157	157
3.750% due 02/20/2032	1,190	1,206
4.000% due 02/20/2016 - 11/20/2032	350	356
4.125% due 12/20/2015 - 10/20/2033	25,661	26,117
4.250% due 01/20/2028 - 03/20/2030	6,412	6,547
4.375% due 02/20/2017 - 05/20/2030	52,269	53,504
4.500% due 02/20/2018 - 02/20/2034	7,260	7,619
4.625% due 07/20/2017 - 09/20/2033	32,007	32,814
5.000% due 06/20/2028 - 03/15/2039	3,249	3,351
5.500% due 05/15/2021 - 11/01/2039	7,488	7,860
6.000% due 03/15/2013 - 10/01/2039	797,348	843,993
6.000% due 08/15/2038 - 10/15/2038 (k)	162,946	172,473
6.250% due 03/16/2029	588	639
6.500% due 02/15/2026 - 07/15/2040	96,854	103,858
6.670% due 08/15/2040	905	924
6.750% due 06/20/2028 - 10/16/2040	41,806	46,183
7.000% due 09/15/2010 - 11/15/2032	5,826	6,323
7.250% due 07/16/2028	13	13
7.500% due 06/15/2011 - 03/15/2032	6,589	7,269
7.700% due 03/15/2041	6,468	6,790
7.750% due 08/20/2025 - 12/15/2040	1,556	1,683

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
8.000% due 10/15/2011 - 10/20/2031	$988	$1,117
8.250% due 04/15/2020	80	89
8.300% due 06/15/2019	18	20
8.500% due 07/15/2016 - 04/15/2031	1,019	1,164
9.000% due 06/15/2010 - 01/15/2031	991	1,126
9.250% due 12/20/2016	1	1
9.500% due 05/15/2016 - 07/15/2025	339	380
10.000% due 02/15/2013 - 02/15/2025	344	384
10.250% due 02/20/2019	9	10
10.500% due 12/15/2015 - 09/15/2021	87	98
11.000% due 04/15/2010 - 04/20/2019	8	9
11.500% due 04/15/2013 - 10/15/2015	9	10
12.000% due 11/15/2012 - 05/15/2016	58	64
13.000% due 12/15/2012	1	1
13.500% due 10/15/2012 - 09/15/2014	12	14
15.000% due 08/15/2011 - 09/15/2012	19	22
16.000% due 11/15/2011 - 05/15/2012	9	10
17.000% due 11/15/2011 - 12/15/2011	8	9
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	157	156
1.000% due 03/25/2025 - 07/25/2025	126	126
1.100% due 01/25/2019 - 11/25/2024	178	178
3.870% due 01/01/2014	980	1,008
4.330% due 07/01/2014	164	170
4.340% due 03/01/2024	209	217
4.504% due 02/01/2014	55	56
4.524% due 02/10/2013	7,389	7,626
4.684% due 09/10/2014	4,754	4,902
4.750% due 07/01/2025	941	996
4.754% due 08/10/2014	37	39
4.770% due 04/01/2024	961	1,012
4.870% due 12/01/2024	1,855	1,963
4.890% due 12/01/2023	1,194	1,261
4.930% due 01/01/2024	2,418	2,556
4.950% due 03/01/2025	2,016	2,138
4.980% due 11/01/2023	8,661	9,093
5.090% due 10/01/2025	828	879
5.110% due 05/01/2017 - 08/01/2025	2,081	2,208
5.120% due 11/01/2017	194	207
5.130% due 09/01/2023	5,235	5,560
5.136% due 08/10/2013	488	511
5.160% due 02/01/2028	2,401	2,552
5.190% due 01/01/2017 - 07/01/2024	523	558
5.200% due 11/01/2015	342	362
5.230% due 11/01/2016	367	390
5.290% due 12/01/2027	80,530	86,041
5.310% due 05/01/2027	431	466
5.340% due 11/01/2021	5,960	6,332
5.370% due 09/01/2016	308	328
5.490% due 05/01/2028	28,228	30,612
5.680% due 06/01/2028	28,213	31,082
5.725% due 09/01/2018	49,584	52,994
5.780% due 08/01/2027	85	92
5.902% due 02/10/2018	548	600
6.030% due 02/01/2012	4,143	4,347
6.340% due 03/01/2021	9,800	10,602
6.344% due 08/01/2011	304	320
6.640% due 02/01/2011	910	955
6.700% due 12/01/2016	2,498	2,718
6.900% due 12/01/2020	3,085	3,364
6.950% due 11/01/2016	610	652
7.060% due 11/01/2019	535	582
7.150% due 03/01/2017	1,019	1,120
7.190% due 12/01/2019	100	109
7.220% due 11/01/2020	729	799
7.449% due 08/01/2010	5,630	5,824
7.500% due 04/01/2017	676	742
7.630% due 06/01/2020	4,875	5,360
7.700% due 07/01/2016	75	83
8.017% due 02/10/2010	4,894	5,007
Tennessee Valley Authority
5.250% due 09/15/2039	98,000	103,833
6.790% due 05/23/2012	3,000	3,382
Vendee Mortgage Trust
0.446% due 06/15/2023 (b)	19,969	239
6.500% due 09/15/2024	14,305	14,923
6.809% due 01/15/2030	1,983	2,113

Total U.S. Government Agencies (Cost $86,722,921)		89,467,128

U.S. TREASURY OBLIGATIONS 11.3%
Treasury Inflation Protected Securities (h)
2.000% due 07/15/2014	360	374
U.S. Treasury Bonds
3.500% due 02/15/2039 (m)	725,029	657,284
4.250% due 05/15/2039	1,858,830	1,924,181
4.375% due 02/15/2038	745,600	786,026
4.500% due 02/15/2036	75,600	81,258
4.500% due 05/15/2038	682,900	735,399
4.500% due 08/15/2039 (j)	3,340,900	3,603,999
4.750% due 02/15/2037	28,100	31,371
5.375% due 02/15/2031	257,600	306,303
U.S. Treasury Notes
0.875% due 12/31/2010	267,400	268,664
0.875% due 02/28/2011	149,700	150,332
0.875% due 03/31/2011	179,300	179,986
0.875% due 04/30/2011 (m)	4,130	4,143
0.875% due 05/31/2011 (m)	964,564	967,353
1.000% due 07/31/2011 (j)(m)	4,427,696	4,442,746
1.000% due 08/31/2011 (m)	2,645,027	2,651,021
1.000% due 09/30/2011	1,670,600	1,672,820
1.125% due 06/30/2011	150,000	150,943
2.375% due 09/30/2014	1,979,000	1,985,180
3.000% due 09/30/2016	392,000	393,746
4.750% due 05/31/2012	500	546

Total U.S. Treasury Obligations (Cost $20,574,573)		20,993,675

MORTGAGE-BACKED SECURITIES 3.1%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	69	69
Adjustable Rate Mortgage Trust
5.374% due 11/25/2035	1,582	1,112
5.398% due 01/25/2036	2,770	2,342
American Home Mortgage Assets
0.436% due 05/25/2046	50,291	24,165
0.436% due 09/25/2046	20,438	9,587
0.456% due 10/25/2046	31,644	14,313
1.601% due 02/25/2047	21,913	8,945
1.821% due 11/25/2046	106,558	43,077
American Home Mortgage Investment Trust
3.098% due 10/25/2034	1,262	917
4.390% due 02/25/2045	72,436	58,439
4.440% due 02/25/2045	33	26
4.985% due 09/25/2035	600	412
5.660% due 09/25/2045	8,377	5,296
Banc of America Commercial Mortgage, Inc.
3.878% due 09/11/2036	2,941	2,977
4.342% due 03/11/2041	858	869
4.772% due 07/11/2043	41,484	42,521
4.811% due 12/10/2042	10	10
5.381% due 01/15/2049	517	517
5.414% due 09/10/2047	15,000	13,684
5.421% due 04/10/2049	143	145
5.451% due 01/15/2049	200	177
5.492% due 02/10/2051	35,000	28,623
5.578% due 06/10/2039	460	464
5.611% due 05/10/2045	135	138
5.837% due 06/10/2049	14,050	11,549
5.867% due 04/10/2049	5,349	4,621
5.929% due 05/10/2045	29,000	27,946
5.935% due 02/10/2051	600	535
6.354% due 02/10/2051	70	64
9.073% due 10/11/2037	94	115
Banc of America Funding Corp.
0.536% due 05/20/2035	2,394	1,286
3.487% due 05/25/2035	131,602	123,914
3.898% due 03/20/2035	4,134	2,796
4.043% due 11/20/2034	2,511	2,235
4.568% due 02/20/2036	1,586	1,399
4.975% due 09/20/2034	2,421	2,272
5.250% due 09/20/2034	200	194
5.321% due 11/20/2035	1,897	1,346
5.746% due 03/20/2036	3,648	2,200
5.753% due 10/25/2036	2,400	1,458
5.835% due 03/20/2036	1,001	659
5.837% due 01/25/2037	1,900	973
5.888% due 04/25/2037	5,600	3,386
5.915% due 10/20/2046	9,659	5,364
6.093% due 01/20/2047	443	291
Banc of America Mortgage Securities, Inc.
0.696% due 12/25/2033	646	638
3.915% due 05/25/2033	624	570
3.994% due 07/25/2033	458	427
4.091% due 07/25/2034	536	475
4.680% due 07/20/2032	1,428	1,314
5.417% due 02/25/2036	5,513	4,029
5.500% due 11/25/2033	89	89
6.500% due 10/25/2031	225	215
6.500% due 09/25/2033	9,867	9,373
BCAP LLC Trust
0.416% due 01/25/2037	108,646	51,088

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Bear Stearns Adjustable Rate Mortgage Trust
2.216% due 03/25/2035	$935	$829
2.900% due 03/25/2035	11,595	10,371
3.273% due 11/25/2034	237	229
3.651% due 11/25/2030	5,853	5,559
3.753% due 08/25/2033	97	93
3.762% due 09/25/2034	228	211
3.915% due 11/25/2034	4,796	4,421
4.153% due 05/25/2034	138	128
4.171% due 07/25/2034	477	378
4.342% due 11/25/2034	1,455	1,363
4.444% due 05/25/2034	40	33
4.484% due 05/25/2033	1,524	1,456
4.531% due 08/25/2033	248	235
4.550% due 08/25/2035	530	466
4.616% due 01/25/2034	2,492	2,261
4.617% due 10/25/2035	74,569	73,064
4.630% due 05/25/2034	46	37
4.648% due 10/25/2033	81	78
4.673% due 01/25/2035	531	467
4.979% due 01/25/2035	774	701
5.117% due 04/25/2033	379	364
5.131% due 02/25/2034	778	663
5.273% due 02/25/2033	64	62
5.348% due 04/25/2033	4,037	3,985
5.394% due 01/25/2034	12	12
5.427% due 04/25/2033	11,585	11,328
5.432% due 04/25/2033	419	402
5.440% due 05/25/2047	51,686	33,969
5.509% due 01/25/2034	19	16
5.622% due 02/25/2033	8,171	8,030
5.734% due 02/25/2036	6,952	4,505
Bear Stearns Alt-A Trust
0.406% due 02/25/2034	6,623	4,665
0.446% due 02/25/2034	95	27
0.466% due 04/25/2035	4,032	2,232
0.466% due 12/25/2046	415	35
3.619% due 09/25/2034	359	246
3.972% due 12/25/2033	1,543	1,381
4.651% due 02/25/2034	8,213	7,118
4.956% due 01/25/2035	6,272	3,712
5.209% due 03/25/2035	34	22
5.285% due 08/25/2036	9,100	3,866
5.355% due 05/25/2035	155,271	104,764
5.490% due 09/25/2035	75,062	47,629
5.654% due 11/25/2036	120	73
5.712% due 03/25/2036	3,583	1,840
5.714% due 02/25/2036	2,961	1,709
5.718% due 01/25/2036	31,577	19,592
5.820% due 11/25/2036	916	490
6.250% due 08/25/2036	183	87
Bear Stearns Commercial Mortgage Securities
0.353% due 03/15/2019	497	411
3.970% due 11/11/2035	128	129
4.980% due 02/11/2041	400	409
5.060% due 11/15/2016	1,944	1,979
5.116% due 02/11/2041	900	883
5.201% due 12/11/2038	2,100	1,953
5.331% due 02/11/2044	21,525	19,429
5.468% due 06/11/2041	100	100
5.471% due 01/12/2045	30,000	27,885
5.593% due 06/11/2040	4,143	4,244
5.610% due 11/15/2033	1,770	1,852
5.622% due 03/11/2039	13,650	13,207
5.694% due 06/11/2050	47,410	41,965
5.700% due 06/11/2050	36,100	32,058
5.703% due 06/11/2050	1,300	1,236
5.878% due 09/11/2038	518	525
5.908% due 06/11/2040	43,766	40,092
6.440% due 06/16/2030	333	333
6.480% due 02/15/2035	250	259
7.000% due 05/20/2030	27,020	29,066
Bear Stearns Mortgage Funding Trust
0.316% due 02/25/2037	252	215
Bear Stearns Mortgage Securities, Inc.
3.462% due 06/25/2030	113	113
Bear Stearns Structured Products, Inc.
5.485% due 12/26/2046	6,713	4,213
5.636% due 01/26/2036	6,406	3,655
Bella Vista Mortgage Trust
0.496% due 05/20/2045	72	32
CC Mortgage Funding Corp.
0.426% due 05/25/2036	4,615	3,666
Chase Mortgage Finance Corp.
5.427% due 03/25/2037	20,381	14,266
6.000% due 09/25/2036	275	192
Chaseflex Trust
5.500% due 06/25/2035	50	46
Citicorp Mortgage Securities, Inc.
5.250% due 12/25/2033	250	232
Citigroup Commercial Mortgage Trust
5.622% due 12/10/2049	71	73
5.888% due 12/10/2049	782	723
6.299% due 12/10/2049	21,000	18,966
Citigroup Mortgage Loan Trust, Inc.
0.316% due 01/25/2037	1,592	1,361
1.046% due 08/25/2035	4,805	3,044
4.098% due 08/25/2035	15,356	12,623
4.248% due 08/25/2035	81,457	66,817
4.647% due 08/25/2035	96,544	79,147
4.700% due 12/25/2035	52,211	44,679
4.748% due 08/25/2035	2,737	2,361
4.760% due 12/25/2035	5,157	2,593
4.900% due 10/25/2035	273	216
5.674% due 07/25/2046	15,296	10,487
5.985% due 09/25/2037	100,595	62,531
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	50,225	42,127
5.617% due 10/15/2048	3,515	3,253
5.886% due 11/15/2044	400	374
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037	4,338	3,243
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	447	447
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	170	181
Commercial Mortgage Pass-Through Certificates
0.473% due 02/05/2019	500	378
0.741% due 02/16/2034	16,703	14,670
0.741% due 07/16/2034	1,090	928
4.049% due 10/15/2037	140	140
5.306% due 12/10/2046	137,853	120,329
Countrywide Alternative Loan Trust
0.326% due 09/20/2046	12	12
0.396% due 05/20/2046	1,466	1,284
0.416% due 01/25/2037	4,100	2,064
0.426% due 05/25/2047	6,013	2,703
0.436% due 09/25/2046	44,427	22,136
0.441% due 12/20/2046	119,925	58,928
0.446% due 05/25/2036	3,523	1,721
0.456% due 05/25/2035	396	210
0.456% due 07/20/2046	52,671	22,175
0.456% due 07/25/2046	8,310	4,141
0.496% due 09/25/2046	1,000	86
0.496% due 10/25/2046	591	127
0.506% due 07/25/2046	800	79
0.516% due 05/25/2036	611	89
0.526% due 02/25/2037	5,840	3,032
0.596% due 09/25/2035	3,579	1,869
0.596% due 05/25/2037	442	205
1.901% due 12/25/2035	1,086	576
1.901% due 02/25/2036	1,427	745
2.001% due 08/25/2035	642	310
2.401% due 11/25/2035	3,041	1,484
2.941% due 11/25/2035	39	21
4.500% due 06/25/2035	44	43
5.000% due 08/25/2019	1,112	1,041
5.250% due 06/25/2035	2,832	2,383
5.304% due 10/25/2035	1,501	1,127
5.750% due 03/25/2037	3,000	1,853
5.869% due 11/25/2035	3,533	2,070
5.883% due 02/25/2037	46,048	29,193
6.000% due 10/25/2032	2,855	2,502
6.000% due 10/25/2033	902	880
6.000% due 12/25/2033	23	21
6.000% due 02/25/2034	28	27
6.000% due 01/25/2037	17,996	11,809
6.000% due 02/25/2037	2,505	2,132
6.126% due 08/25/2036	606	579
6.250% due 12/25/2033	23	23
6.250% due 11/25/2036	2,951	1,886
6.250% due 08/25/2037	8,348	4,284
6.500% due 05/25/2036	10,189	6,322
Countrywide Home Loan Mortgage Pass-Through Trust
0.476% due 05/25/2035	18,970	10,068
0.536% due 04/25/2035	22,911	12,395
0.566% due 03/25/2035	675	344
0.576% due 02/25/2035	1,697	988
0.586% due 02/25/2035	23	13
0.586% due 06/25/2035	7,789	5,308
0.586% due 03/25/2036	1,022	195
0.596% due 02/25/2036	546	101
0.626% due 09/25/2034	44	26
0.646% due 08/25/2018	3,155	3,050
3.750% due 07/19/2031	27	25
3.885% due 04/20/2035	26	25
3.944% due 07/25/2034	6,762	6,583
4.004% due 08/25/2034	17	11
4.110% due 11/19/2033	1,225	1,209
4.635% due 02/20/2035	2,469	2,169
4.654% due 11/25/2034	2,869	2,133
5.230% due 01/20/2035	1,729	1,535
5.250% due 02/20/2036	48,804	32,969
5.287% due 10/19/2032	8	4
5.341% due 02/25/2047	3,158	1,639
5.364% due 10/20/2035	3,768	2,602
5.500% due 11/25/2035	15,956	6,649
5.528% due 04/20/2036	3,032	1,654
5.535% due 02/20/2036	918	608
5.554% due 03/25/2037	3,052	1,535
5.755% due 05/20/2036	5,637	3,168
6.073% due 09/25/2047	9,903	6,303
See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
6.500% due 01/25/2034	$542	$396
7.500% due 06/25/2035	538	512
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040	4,200	3,300
5.467% due 09/15/2039	37,500	31,971
5.579% due 04/25/2037	2,100	999
5.695% due 09/15/2040	19,765	15,635
5.846% due 03/15/2039	14,987	13,301
5.863% due 02/25/2037	5,400	3,122
CS First Boston Mortgage Securities Corp.
0.950% due 03/25/2032	783	658
2.799% due 05/25/2032	91	89
3.762% due 04/25/2034	38,876	35,613
3.847% due 07/25/2033	44	40
3.877% due 08/25/2033	245	230
3.920% due 06/25/2032	32	29
4.106% due 12/15/2035	7,432	7,563
4.485% due 11/15/2036	3,202	3,268
4.495% due 05/25/2032	162	155
5.016% due 06/25/2032	15	14
5.435% due 09/15/2034	8,849	9,120
6.000% due 11/25/2035	80	68
6.500% due 04/25/2033	1,967	1,713
7.170% due 05/17/2040	1,472	1,517
7.500% due 12/25/2032	4	4
8.116% due 09/15/2041	34	34
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036	4,100	2,342
5.720% due 09/25/2036	4,000	2,316
6.172% due 06/25/2036	4,940	2,449
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	4,100	3,231
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
0.316% due 12/25/2036	5,563	5,488
0.316% due 01/25/2047	106	100
0.326% due 03/25/2037	293	290
0.336% due 08/25/2037	9,672	9,040
0.346% due 10/25/2036	40	36
0.396% due 02/25/2047	18,546	8,665
5.050% due 09/25/2035	15	15
5.500% due 12/25/2035	4,100	2,996
5.598% due 10/25/2035	2,663	2,025
5.869% due 10/25/2036	3,800	2,106
5.886% due 10/25/2036	3,800	2,108
6.005% due 10/25/2036	4,116	2,740
6.300% due 07/25/2036	4,126	2,102
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (p)	211	187
8.000% due 03/25/2022	16	16
Downey Savings & Loan Association Mortgage Loan Trust
0.426% due 04/19/2048	5,627	1,375
3.059% due 07/19/2044	97	65
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017	18	18
First Horizon Alternative Mortgage Securities
0.746% due 06/25/2035	21,252	12,431
6.250% due 08/25/2037	2,685	2,100
First Horizon Asset Securities, Inc.
3.148% due 07/25/2033	22	20
4.129% due 12/25/2033	31	28
5.366% due 08/25/2035	139	115
5.483% due 01/25/2037	259	175
5.500% due 01/25/2035	900	738
First Nationwide Trust
6.750% due 08/21/2031	838	722
First Republic Mortgage Loan Trust
0.493% due 11/15/2030	75	71
0.543% due 08/15/2032	369	323
0.593% due 11/15/2031	196	164
0.726% due 06/25/2030	1,801	1,658
First Union National Bank Commercial Mortgage
6.141% due 02/12/2034	190	201
First Union National Bank-Bank of America Commercial Mortgage Trust
6.136% due 03/15/2033	5,408	5,572
Fund America Investors Corp. II
3.896% due 06/25/2023	220	209
5.856% due 06/25/2023	3	3
GE Capital Commercial Mortgage Corp.
0.584% due 06/10/2048 (b)	3,202	39
4.229% due 12/10/2037	12,304	12,426
6.496% due 01/15/2033	1,934	2,007
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038	3,325	3,234
5.713% due 10/15/2038	600	627
6.957% due 09/15/2035	1,939	2,016
7.455% due 08/16/2033	1,461	1,498
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	269	270
8.950% due 08/20/2017	37	41
Government Lease Trust
4.000% due 05/18/2011	39,915	41,351
6.480% due 05/18/2011	4,566	4,726
Greenpoint Mortgage Funding Trust
0.326% due 10/25/2046	1,292	1,023
0.326% due 01/25/2047	1,340	1,071
0.446% due 10/25/2046	1,000	107
0.446% due 12/25/2046	900	105
0.466% due 06/25/2045	675	345
0.516% due 04/25/2036	754	251
0.516% due 11/25/2045	661	346
0.586% due 10/25/2046	900	37
Greenwich Capital Commercial Funding Corp.
4.022% due 01/05/2036	38	39
4.799% due 08/10/2042	2,600	2,500
5.444% due 03/10/2039	85,431	75,930
GS Mortgage Securities Corp. II
0.344% due 03/06/2020	3,999	3,683
0.616% due 05/03/2018	100	100
4.761% due 07/10/2039	225	206
5.560% due 11/10/2039	28,220	24,875
5.999% due 08/10/2045	310,700	257,682
6.044% due 08/15/2018	6,404	6,593
6.615% due 02/14/2016	1,800	1,929
6.624% due 05/03/2018	56,100	60,101
GSMPS Mortgage Loan Trust
7.500% due 06/25/2043	6,603	6,113
GSR Mortgage Loan Trust
0.596% due 01/25/2034	88	67
3.376% due 12/25/2034	2,147	1,560
3.716% due 09/25/2035	50,698	43,541
3.717% due 06/25/2034	64	59
4.116% due 09/25/2035	86,796	80,386
4.510% due 03/25/2033	105	102
4.556% due 11/25/2035	10,688	8,979
4.827% due 04/25/2036	187	144
5.167% due 01/25/2036	588	432
5.237% due 11/25/2035	180,563	160,037
5.338% due 11/25/2035	3,647	2,890
5.500% due 03/25/2035	150	109
6.000% due 03/25/2032	82	82
GSRPM Mortgage Loan Trust
0.946% due 01/25/2032	1,401	931
Harborview Mortgage Loan Trust
0.336% due 01/19/2038	72	68
0.376% due 04/19/2038	31,080	14,366
0.396% due 01/25/2047	8,143	3,867
0.426% due 07/19/2046	50,822	23,888
0.436% due 07/21/2036	8,884	4,220
0.436% due 01/19/2038	9,415	4,816
0.446% due 09/19/2046	12,089	5,735
0.466% due 05/19/2035	425	226
0.486% due 03/19/2036	18,838	8,862
0.586% due 06/20/2035	1,896	1,073
0.596% due 01/19/2035	3,925	2,166
0.616% due 02/19/2034	11	9
1.246% due 11/25/2047	5,074	2,835
3.653% due 06/19/2034	12,826	10,505
4.244% due 05/19/2033	154	145
5.144% due 07/19/2035	1,118	696
5.220% due 07/19/2035	278	202
5.833% due 08/19/2036	7,692	4,956
Homebanc Mortgage Trust
0.426% due 12/25/2036	4,093	1,983
5.794% due 04/25/2037	3,703	2,876
5.858% due 04/25/2037	4,100	2,273
Housing Development (AID Jamaica)
3.104% due 10/01/2018	6,130	5,973
Impac CMB Trust
1.006% due 10/25/2033	11	8
1.246% due 07/25/2033	1,648	1,264
5.473% due 09/25/2034	635	482
Impac Secured Assets CMN Owner Trust
0.326% due 01/25/2037	536	392
0.336% due 11/25/2036	5,643	2,417
Indymac ARM Trust
2.947% due 08/25/2031	487	455
4.000% due 01/25/2032	690	518
4.196% due 01/25/2032	216	158
Indymac IMSC Mortgage Loan Trust
0.426% due 07/25/2047	18,533	8,507
Indymac INDA Mortgage Loan Trust
5.865% due 08/25/2036	4,100	2,569
Indymac INDB Mortgage Loan Trust
0.546% due 11/25/2035	1,535	672
Indymac Index Mortgage Loan Trust
0.336% due 11/25/2046	49	45
0.436% due 09/25/2046	34,168	15,469
0.446% due 11/25/2046	1,106	182
0.446% due 06/25/2047	17,985	8,533
0.486% due 07/25/2035	5,254	2,823
0.546% due 06/25/2037	2,943	1,185
1.026% due 05/25/2034	35	22
4.039% due 01/25/2036	14,599	8,709
4.755% due 01/25/2035	358	257

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.944% due 12/25/2034	$2,700	$1,638
5.000% due 08/25/2035	3,808	2,409
5.099% due 09/25/2035	3,797	2,490
5.261% due 01/25/2036	1,965	1,479
5.271% due 06/25/2035	3,249	2,189
5.278% due 09/25/2035	3,563	1,599
5.331% due 10/25/2035	1,793	1,351
5.440% due 04/25/2037	20,875	10,423
5.715% due 06/25/2036	2,900	1,945
5.735% due 04/25/2037	45,833	24,432
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	977	867
JPMorgan Chase Commercial Mortgage Securities Corp.
0.055% due 01/12/2043 (b)	14,046	9
4.393% due 07/12/2037	36	37
4.575% due 07/15/2042	6,972	7,004
4.824% due 09/12/2037	16,300	16,373
4.851% due 08/15/2042	45	45
5.050% due 12/12/2034	10,000	10,217
5.273% due 02/12/2051	27	28
5.336% due 05/15/2047	198,231	170,382
5.420% due 01/15/2049	67,859	57,386
5.429% due 12/12/2043	500	464
5.440% due 06/12/2047	29,740	25,632
5.794% due 02/12/2051	200	175
5.857% due 10/12/2035	2,020	2,128
5.882% due 02/15/2051	53,040	45,219
5.920% due 02/12/2049	4,250	3,999
5.937% due 02/12/2049	51,543	44,265
6.006% due 06/15/2049	58,410	51,659
6.244% due 04/15/2035	10	10
JPMorgan Commercial Mortgage Finance Corp.
7.371% due 08/15/2032	470	473
JPMorgan Mortgage Trust
4.194% due 02/25/2036	9,434	7,811
4.376% due 11/25/2033	99	93
4.493% due 07/25/2035	3,342	3,005
4.805% due 02/25/2034	4,579	4,349
4.872% due 04/25/2035	1,782	1,664
5.005% due 07/25/2035	39,504	33,147
5.012% due 02/25/2035	3,419	3,277
5.122% due 10/25/2035	3,723	2,126
5.334% due 02/25/2036	153	139
5.371% due 08/25/2035	3,700	2,989
5.395% due 11/25/2035	2,946	2,628
5.500% due 10/25/2035	2,424	1,830
5.778% due 04/25/2037	115	99
LB Mortgage Trust
8.438% due 01/20/2017	10,510	10,487
LB-UBS Commercial Mortgage Trust
4.553% due 07/15/2030	56	56
4.563% due 09/15/2026	9,207	9,462
4.568% due 01/15/2031	390	369
5.372% due 09/15/2039	1,650	1,507
5.424% due 02/15/2040	21,400	18,005
5.430% due 02/15/2040	52,549	42,789
5.866% due 09/15/2045	23,730	21,009
6.080% due 06/15/2038	2,516	2,388
6.133% due 12/15/2030	1,150	1,211
6.365% due 12/15/2028	694	728
6.510% due 12/15/2026	1,442	1,491
6.653% due 11/15/2027	35	37
7.370% due 08/15/2026	212	217
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.323% due 09/15/2021	768	685
Luminent Mortgage Trust
0.416% due 12/25/2036	26,215	12,809
0.426% due 12/25/2036	12,131	5,695
0.446% due 10/25/2046	8,719	4,010
MASTR Adjustable Rate Mortgages Trust
0.456% due 04/25/2046	15,525	7,471
0.486% due 05/25/2037	3,438	1,523
0.546% due 05/25/2047	1,000	132
3.034% due 10/25/2032	2,777	2,706
3.111% due 11/21/2034	11,700	9,293
3.665% due 05/25/2034	253	216
5.476% due 12/25/2033	737	665
MASTR Alternative Loans Trust
0.646% due 03/25/2036	15,020	7,133
MASTR Asset Securitization Trust
5.500% due 09/25/2033	3,606	3,558
MASTR Seasoned Securities Trust
6.210% due 09/25/2017	16,175	15,943
6.500% due 08/25/2032	31,723	30,806
Mellon Residential Funding Corp.
0.593% due 11/15/2031	15,772	11,825
0.683% due 12/15/2030	3,660	3,136
0.723% due 06/15/2030	5,483	4,706
1.123% due 11/15/2031	266	180
2.610% due 10/20/2029	10,192	9,845
Merrill Lynch Alternative Note Asset
0.546% due 03/25/2037	5,945	2,606
5.540% due 06/25/2037	4,196	1,996
Merrill Lynch Countrywide Commercial Mortgage Trust
0.790% due 07/09/2021	8,700	7,033
5.172% due 12/12/2049	10,415	8,800
5.378% due 08/12/2048	4,000	2,996
5.485% due 03/12/2051	31,860	24,902
5.700% due 09/12/2049	18,965	15,034
5.810% due 06/12/2050	29,150	22,780
6.156% due 08/12/2049	9,600	7,706
Merrill Lynch Floating Trust
0.313% due 06/15/2022	166	128
Merrill Lynch Mortgage Investors, Inc.
0.456% due 02/25/2036	73	42
0.496% due 08/25/2036	1,926	1,059
3.120% due 08/25/2034	4,503	4,330
3.771% due 05/25/2033	1,502	1,434
4.300% due 02/25/2034	39	35
4.441% due 02/25/2033	74	66
4.872% due 06/25/2035	16,711	14,052
4.910% due 12/25/2032	443	416
5.001% due 05/25/2033	24	23
6.720% due 11/15/2026	17	18
Merrill Lynch Mortgage Trust
0.328% due 11/12/2035 (b)	3,259	7
Merrill Lynch Mortgage-Backed Securities Trust
5.792% due 04/25/2037	21,417	14,222
MLCC Mortgage Investors, Inc.
0.496% due 11/25/2035	2,572	1,848
0.576% due 06/25/2028	3,796	3,250
1.246% due 10/25/2035	2,048	1,813
3.100% due 01/25/2029	750	632
4.250% due 10/25/2035	129,960	112,999
4.855% due 04/25/2035	1,648	1,452
Morgan Stanley Capital I
0.304% due 10/15/2020	51,478	39,445
5.332% due 12/15/2043	41,870	37,589
5.364% due 03/15/2044	2,500	2,135
5.447% due 02/12/2044	530	454
5.558% due 03/12/2044	700	671
5.569% due 12/15/2044	26,700	22,110
5.692% due 04/15/2049	3,600	2,955
5.809% due 12/12/2049	81,830	70,268
6.076% due 06/11/2049	25,695	22,623
Morgan Stanley Dean Witter Capital I
4.740% due 11/13/2036	26,500	26,939
5.500% due 04/25/2017	27	27
5.720% due 12/18/2032	1,275	1,308
6.660% due 02/15/2033	5,964	6,171
Morgan Stanley Mortgage Loan Trust
0.556% due 01/25/2035	30	18
5.362% due 06/25/2036	5,947	5,371
5.701% due 02/25/2047	4,100	2,009
6.352% due 06/25/2036	37,757	20,781
Nomura Asset Acceptance Corp.
5.050% due 10/25/2035	336	202
5.533% due 02/25/2036	1,851	962
5.820% due 03/25/2047	3,300	2,009
6.138% due 03/25/2047	3,000	1,847
7.000% due 02/19/2030	2,454	2,385
Ocwen Residential MBS Corp.
7.000% due 10/25/2040	242	28
Opteum Mortgage Acceptance Corp.
0.506% due 07/25/2035	2,988	2,392
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018	28	30
Paine Webber CMO Trust
8.625% due 09/01/2018	3	3
1359.500% due 08/01/2019 (b)	0	2
Prime Mortgage Trust
0.646% due 02/25/2019	1,639	1,556
0.646% due 02/25/2034	10,695	9,705
5.000% due 02/25/2019	67	66
Provident Funding Mortgage Loan Trust
3.368% due 10/25/2035	10,128	8,439
3.924% due 04/25/2034	11,261	10,879
Prudential Securities Secured Financing Corp.
7.555% due 06/16/2031	1,200	1,203
Prudential-Bache CMO Trust
8.400% due 03/20/2021	185	190
Regal Trust IV
3.332% due 09/29/2031	1,089	982
Resecuritization Mortgage Trust
0.496% due 04/26/2021	1	1
Residential Accredit Loans, Inc.
0.426% due 06/25/2046	160,653	76,019
0.496% due 08/25/2037	13,518	6,359
0.551% due 09/25/2046	500	109
0.576% due 03/25/2037	3,546	1,425
0.896% due 07/25/2033	288	200
4.095% due 08/25/2035	2,481	1,144
5.664% due 09/25/2035	2,850	1,926
5.714% due 02/25/2036	3,090	1,608
6.000% due 06/25/2036	216	115
Residential Asset Mortgage Products, Inc.
5.000% due 09/25/2034	2,893	2,888
8.500% due 10/25/2031	648	579

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Residential Asset Securitization Trust
0.646% due 01/25/2046	$33,240	$15,483
0.696% due 12/25/2036	1,126	554
5.750% due 02/25/2036	2,604	1,601
6.250% due 10/25/2036	1,700	915
Residential Funding Mortgage Securities I
0.646% due 07/25/2018	422	303
5.203% due 09/25/2035	317	212
5.250% due 03/25/2034	360	354
5.500% due 12/25/2034	900	681
6.500% due 03/25/2032	820	827
Salomon Brothers Mortgage Securities VII, Inc.
0.746% due 05/25/2032	168	153
4.211% due 12/25/2030	127	123
4.865% due 03/18/2036	80	82
5.045% due 03/18/2036	40	39
Santa Barbara Savings & Loan Association
9.500% due 11/20/2018	195	213
Sears Mortgage Securities
12.000% due 02/25/2014	48	48
Securitized Asset Sales, Inc.
4.315% due 11/26/2023	120	114
Sequoia Mortgage Trust
0.446% due 07/20/2036	138	99
0.596% due 10/19/2026	317	250
0.596% due 07/20/2033	677	570
0.906% due 06/20/2033	57	43
3.781% due 04/20/2035	32,267	28,767
4.316% due 01/20/2047	7,509	5,653
Sovereign Commercial Mortgage Securities Trust
5.840% due 07/22/2030	1,200	1,204
Structured Adjustable Rate Mortgage Loan Trust
0.466% due 05/25/2037	425	218
0.486% due 06/25/2035	1,655	1,046
2.451% due 01/25/2035	252	123
3.257% due 03/25/2034	1,924	1,668
3.568% due 08/25/2034	715	566
3.750% due 02/25/2034	2,262	1,889
5.190% due 12/25/2034	322	267
5.210% due 09/25/2034	2,464	2,161
5.246% due 05/25/2036	4,100	1,795
5.379% due 11/25/2035	1,950	1,365
5.413% due 09/25/2036	4,100	1,980
5.450% due 01/25/2036	9,482	6,440
5.558% due 06/25/2035	5,488	3,465
5.950% due 02/25/2036	3,232	2,008
6.000% due 03/25/2036	3,213	2,006
6.000% due 10/25/2037	2,706	1,276
Structured Asset Mortgage Investments, Inc.
0.316% due 08/25/2036	1,143	1,114
0.346% due 09/25/2047	1,139	1,059
0.366% due 08/25/2036	24,679	11,775
0.376% due 03/25/2037	1,356	627
0.416% due 03/25/2037	48	8
0.436% due 06/25/2036	1,936	927
0.436% due 07/25/2046	54,781	26,014
0.456% due 04/25/2036	178	90
0.456% due 08/25/2036	5,229	2,570
0.456% due 05/25/2046	233	130
0.466% due 05/25/2036	70	33
0.466% due 05/25/2046	18,690	9,334
0.466% due 09/25/2047	300	100
0.476% due 05/25/2045	203	108
0.496% due 07/19/2035	682	514
0.506% due 05/25/2046	611	180
0.546% due 08/25/2036	1,100	164
0.556% due 12/25/2035	9,226	4,898
0.576% due 10/19/2034	1,125	915
0.596% due 03/19/2034	17	11
0.826% due 07/19/2034	41	30
0.906% due 09/19/2032	10,166	7,448
1.086% due 10/19/2033	965	765
4.475% due 05/25/2022	1,552	1,442
5.394% due 04/30/2030	2	1
Structured Asset Securities Corp.
0.296% due 05/25/2036	508	480
3.443% due 05/25/2032	283	258
3.535% due 01/25/2032	2,199	2,048
3.580% due 07/25/2032	986	821
3.832% due 01/25/2034	1,502	1,173
3.832% due 10/25/2035	137	84
4.565% due 02/25/2032	2,126	1,908
5.000% due 12/25/2034	20	19
5.250% due 12/25/2034	7,739	7,143
5.416% due 03/25/2033	8,138	7,995
8.426% due 04/15/2027	61	49
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024	38	38
TBW Mortgage-Backed Pass-Through Certificates
0.356% due 01/25/2037	2,026	1,856
5.630% due 01/25/2037	1,600	785
5.970% due 09/25/2036	5,900	3,052
6.014% due 07/25/2037	3,300	1,915
6.080% due 09/25/2036	189	188
6.500% due 07/25/2036	13,291	8,246
Thornburg Mortgage Securities Trust
0.366% due 09/25/2046	21,882	20,953
0.396% due 06/25/2037	1,936	1,756
4.278% due 10/25/2043	1,602	1,480
Union Planters Mortgage Finance Corp.
6.750% due 01/25/2028	4,000	3,935
6.800% due 01/25/2028	418	418
Wachovia Bank Commercial Mortgage Trust
0.323% due 06/15/2020	150	119
0.333% due 09/15/2021	4,847	3,621
0.418% due 06/15/2049	184,300	98,655
5.215% due 01/15/2041	450	437
5.308% due 11/15/2048	41,775	37,717
5.342% due 12/15/2043	194,250	148,381
5.416% due 01/15/2045	4,100	3,611
5.509% due 04/15/2047	58,608	45,560
5.678% due 05/15/2046	60	55
5.891% due 05/15/2043	50	49
5.926% due 05/15/2043	655	631
Wachovia Mortgage Loan Trust LLC
5.454% due 10/20/2035	1,993	1,780
WaMu Mortgage Pass-Through Certificates
0.466% due 07/25/2046	705	196
0.476% due 04/25/2045	611	384
0.506% due 11/25/2045	5,463	3,277
0.516% due 12/25/2045	62	38
0.536% due 10/25/2045	39,099	21,170
0.556% due 01/25/2045	25	16
0.566% due 01/25/2045	671	411
0.620% due 11/25/2034	1,525	863
0.626% due 11/25/2045	3,935	3,341
0.656% due 11/25/2045	800	238
0.656% due 12/25/2045	800	214
0.740% due 11/25/2034	1,573	705
0.786% due 12/25/2027	4,627	3,267
0.886% due 12/25/2027	23,101	17,363
1.641% due 01/25/2047	25,374	10,074
1.661% due 04/25/2047	35,582	17,110
1.711% due 07/25/2047	1,304	601
1.721% due 12/25/2046	22,679	9,088
1.751% due 02/25/2047	59,747	31,212
1.751% due 03/25/2047	52,756	24,084
1.881% due 06/25/2046	44,690	23,439
1.901% due 02/25/2046	139	71
1.901% due 08/25/2046	471	247
2.101% due 11/25/2042	236	146
2.301% due 06/25/2042	1,767	1,363
2.301% due 08/25/2042	212	146
2.304% due 05/25/2041	30	28
2.401% due 11/25/2046	2,300	1,555
2.723% due 02/27/2034	1,200	1,114
2.910% due 06/25/2033	11,514	10,045
2.954% due 08/25/2034	161	152
2.973% due 05/25/2046	3,126	1,341
3.099% due 09/25/2046	66	34
3.099% due 10/25/2046	31,855	17,105
3.099% due 12/25/2046	6,382	3,360
3.708% due 03/25/2034	622	579
3.771% due 03/25/2033	63	55
4.678% due 05/25/2035	536	461
4.826% due 09/25/2035	575	434
5.281% due 01/25/2037	16,130	10,688
5.392% due 02/25/2037	59,719	38,481
5.456% due 04/25/2037	11,405	6,961
5.564% due 12/25/2036	34,841	22,444
5.565% due 12/25/2036	10,283	7,265
5.635% due 05/25/2037	25,941	17,219
5.678% due 02/25/2037	31,147	19,926
5.834% due 02/25/2037	40,470	27,335
5.922% due 09/25/2036	17,395	13,009
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.671% due 04/25/2047	1,078	256
1.871% due 05/25/2046	11,488	5,747
6.268% due 07/25/2036	2,371	1,102
Washington Mutual MSC Mortgage Pass-Through Certificates
3.056% due 02/25/2031	64	54
3.665% due 05/25/2033	337	246
3.933% due 01/25/2035	1,193	994
4.089% due 06/25/2033	10,262	9,625
4.665% due 02/25/2033	73	67
6.500% due 06/25/2032	15	15
Wells Fargo Mortgage-Backed Securities Trust
0.746% due 07/25/2037	8,516	5,157
3.295% due 09/25/2034	25,835	25,122
3.299% due 12/25/2034	3,851	3,716
3.789% due 05/25/2035	10,844	10,286
3.818% due 04/25/2036	128	112
3.862% due 10/25/2035	868	831
3.887% due 07/25/2035	49,723	36,425
4.396% due 03/25/2036	6,205	4,411
4.500% due 11/25/2018	94	95
4.600% due 01/25/2034	6,868	6,551
4.608% due 06/25/2035	7,620	7,329
4.690% due 12/25/2033	841	809
4.719% due 07/25/2034	209	199

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
4.940% due 01/25/2035	$58	$52
4.948% due 03/25/2036	201,716	154,277
5.778% due 04/25/2036	1,803	478

Total Mortgage-Backed Securities (Cost $6,613,701)		5,735,283

ASSET-BACKED SECURITIES 1.3%
Access Group, Inc.
1.804% due 10/27/2025	10,594	10,699
Accredited Mortgage Loan Trust
0.296% due 02/25/2037	3,560	3,413
ACE Securities Corp.
0.296% due 12/25/2036	141	114
0.306% due 10/25/2036	74	49
AFC Home Equity Loan Trust
0.956% due 12/22/2027	13	7
American Express Credit Account Master Trust
0.243% due 01/15/2013	800	797
AmeriCredit Automobile Receivables Trust
3.430% due 07/06/2011	21	21
Ameriquest Mortgage Securities, Inc.
0.476% due 11/25/2035	499	410
0.676% due 10/25/2033	55	49
Amortizing Residential Collateral Trust
0.516% due 06/25/2032	249	186
0.536% due 07/25/2032	66	41
Argent Securities, Inc.
0.446% due 10/25/2035	3,931	3,043
Asset-Backed Funding Certificates
0.306% due 11/25/2036	116	114
0.306% due 01/25/2037	165	146
0.596% due 06/25/2034	1,681	1,102
Asset-Backed Securities Corp. Home Equity
0.326% due 05/25/2037	5,763	4,796
0.406% due 06/25/2035	429	424
0.521% due 09/25/2034	130	92
BA Credit Card Trust
0.253% due 02/15/2013	100	99
0.273% due 11/15/2013	19,860	19,599
0.463% due 04/16/2012	955	955
0.943% due 12/15/2014	150	149
Bank of America Auto Trust
1.700% due 12/15/2011	167,550	168,080
Bank One Issuance Trust
0.433% due 06/15/2012	125	125
0.493% due 05/16/2016	500	490
Bay View Auto Trust
5.010% due 06/25/2014	15	15
Bear Stearns Asset-Backed Securities Trust
0.286% due 02/25/2037	3,969	3,573
0.296% due 11/25/2036	1,283	1,184
0.306% due 01/25/2037	817	728
0.316% due 12/25/2036	6,334	5,706
0.326% due 10/25/2036	133	121
0.336% due 06/25/2047	39	31
0.396% due 01/25/2037	19,038	14,883
0.436% due 01/25/2047	355	283
0.646% due 10/27/2032	2,283	1,531
0.696% due 03/25/2043	63	58
0.746% due 11/25/2042	753	595
0.886% due 12/25/2034	9	6
0.906% due 10/25/2032	6,160	4,908
1.246% due 10/25/2037	691	433
4.450% due 06/25/2043	2,165	1,938
4.749% due 10/25/2036	383	226
4.762% due 07/25/2036	387	200
BNC Mortgage Loan Trust
0.346% due 05/25/2037	1,244	882
Brazos Student Finance Corp.
1.114% due 06/01/2023	691	688
Capital Auto Receivables Asset Trust
1.693% due 10/15/2012	42,200	42,359
Carrington Mortgage Loan Trust
0.296% due 10/25/2036	643	616
0.296% due 01/25/2037	266	254
0.346% due 06/25/2037	1,842	1,601
0.566% due 10/25/2035	2,048	1,848
Cendant Mortgage Corp.
5.977% due 07/25/2043	809	811
Centex Home Equity
0.346% due 06/25/2036	758	745
Chase Funding Mortgage Loan Asset-Backed Certificates
0.746% due 03/25/2032	1	1
0.886% due 08/25/2032	1,451	1,147
0.986% due 10/25/2032	84	59
4.499% due 11/25/2034	46	42
Chase Issuance Trust
0.243% due 04/16/2012	800	799
0.283% due 10/15/2012	600	598
4.230% due 01/15/2013	190	194
4.550% due 03/15/2013	10	10
5.120% due 10/15/2014	100	108
CIT Group Home Equity Loan Trust
0.516% due 06/25/2033	6	4
Citibank Credit Card Issuance Trust
0.279% due 03/22/2012	589	588
4.850% due 04/22/2015	125	134
Citigroup Mortgage Loan Trust, Inc.
0.286% due 12/25/2036	73	61
0.306% due 05/25/2037	12,205	10,226
0.306% due 07/25/2045	10,017	6,708
0.316% due 12/25/2036	349	338
0.316% due 05/25/2037 (p)	18,442	13,201
0.346% due 10/25/2036	3,399	3,223
5.764% due 01/25/2037	2,600	1,307
Community Program Loan Trust
4.500% due 10/01/2018	4,947	4,971
4.500% due 04/01/2029	26,000	23,478
Conseco Finance
0.893% due 05/15/2032	145	101
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	229	213
Conseco Financial Corp.
6.240% due 12/01/2028	115	106
6.870% due 04/01/2030	770	719
7.140% due 01/15/2029	72	70
9.100% due 04/15/2025	1,099	1,104
Countrywide Asset-Backed Certificates
0.296% due 03/25/2037	3,945	3,906
0.296% due 05/25/2037	8,356	8,113
0.296% due 07/25/2037	1,716	1,602
0.296% due 08/25/2037	31,328	28,471
0.296% due 12/25/2046	195	192
0.296% due 03/25/2047	457	451
0.296% due 05/25/2047	305	289
0.296% due 06/25/2047	3,400	3,223
0.306% due 03/25/2037	1	1
0.316% due 06/25/2047	378	364
0.326% due 06/25/2037	9,563	9,034
0.326% due 10/25/2047	996	899
0.336% due 06/25/2037	958	868
0.356% due 10/25/2046	1,846	1,783
0.406% due 02/25/2036	2,110	2,022
0.426% due 09/25/2036	7,655	5,688
0.586% due 12/25/2036	111	42
0.726% due 12/25/2031	3	1
0.986% due 05/25/2032	15	10
Credit-Based Asset Servicing & Securitization LLC
0.306% due 11/25/2036	1,295	940
0.316% due 01/25/2037	70	38
0.366% due 07/25/2037	1,891	1,380
1.346% due 04/25/2032	466	265
4.831% due 08/25/2035	180	168
6.280% due 05/25/2035	2,200	1,775
CS First Boston Mortgage Securities Corp.
0.866% due 01/25/2032	658	449
0.946% due 07/25/2032	52	24
0.986% due 08/25/2032	1,556	856
Daimler Chrysler Auto Trust
1.734% due 09/10/2012	6,140	6,167
5.000% due 02/08/2012	50	51
Delta Funding Home Equity Loan Trust
1.063% due 09/15/2029	210	112
Denver Arena Trust
6.940% due 11/15/2019	3,333	2,999
Discover Card Master Trust I
0.618% due 10/16/2013	400	398
Equity One Asset-Backed Securities, Inc.
0.806% due 11/25/2032	151	96
Equivantage Home Equity Loan Trust
7.300% due 10/25/2025	1	1
First Alliance Mortgage Loan Trust
1.006% due 03/20/2031	675	534
First Franklin Mortgage Loan Asset-Backed Certificates
0.286% due 01/25/2038	467	446
0.296% due 10/25/2036	4,763	4,564
0.296% due 11/25/2036	2,751	2,707
0.296% due 03/25/2037	2,532	2,391
0.316% due 12/25/2036	3,881	3,610
0.316% due 12/25/2037	502	484
0.336% due 07/25/2036	19,209	18,137
0.616% due 12/25/2034	592	477
First NLC Trust
0.316% due 08/25/2037	2,890	2,131
FMAC Loan Receivables Trust
6.500% due 09/15/2020	15	8
7.900% due 04/15/2019	18	14
Ford Credit Auto Lease Trust
2.600% due 05/15/2011	160	162
Ford Credit Auto Owner Trust
1.143% due 01/15/2011	987	988
1.663% due 06/15/2012	70	71
2.000% due 12/15/2011	70,000	70,601
4.950% due 03/15/2013	25	26
5.150% due 11/15/2011	92	94
Franklin Auto Trust
1.826% due 06/20/2012	28,900	29,125

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
Fremont Home Loan Trust
0.296% due 10/25/2036	$3,874	$2,870
0.306% due 01/25/2037	661	431
0.356% due 02/25/2036	385	365
GE-WMC Mortgage Securities LLC
0.286% due 08/25/2036	34	22
Greenpoint Manufactured Housing
7.270% due 06/15/2029	505	351
GSAA Trust
0.546% due 03/25/2037	6,200	2,665
0.546% due 05/25/2047	1,000	450
GSAMP Trust
0.286% due 10/25/2046	220	216
0.316% due 09/25/2036	121	120
0.316% due 12/25/2036	1,209	729
0.336% due 11/25/2035	754	98
0.536% due 03/25/2034	138	137
1.096% due 02/25/2047	135,208	101,435
HFC Home Equity Loan Asset-Backed Certificates
0.316% due 03/20/2036	1,177	1,163
0.396% due 03/20/2036	9,531	8,047
0.516% due 01/20/2035	950	855
0.536% due 01/20/2034	14,135	11,962
0.596% due 09/20/2033	691	612
Home Equity Asset Trust
0.306% due 05/25/2037	11,117	10,198
0.846% due 11/25/2032	154	65
Honda Auto Receivables Owner Trust
1.500% due 08/15/2011	225	226
HSBC Asset Loan Obligation
0.306% due 12/25/2036	1,367	1,118
HSI Asset Securitization Corp. Trust
0.296% due 10/25/2036	2,893	1,923
0.296% due 12/25/2036	23,043	15,603
0.306% due 05/25/2037	136	126
IMC Home Equity Loan Trust
5.644% due 07/25/2026	68	68
7.310% due 11/20/2028	32	30
7.500% due 04/25/2026	31	31
7.520% due 08/20/2028	28	25
Indymac Residential Asset-Backed Trust
0.306% due 04/25/2037	340	332
0.326% due 07/25/2037	567	548
JPMorgan Mortgage Acquisition Corp.
0.296% due 07/25/2036	2,504	2,405
0.296% due 08/25/2036	24	24
0.296% due 10/25/2036	4,090	3,736
0.296% due 05/25/2037	1,944	1,686
0.306% due 03/25/2047	4,374	3,008
0.326% due 08/25/2036	1,683	1,414
0.326% due 03/25/2037	113	93
0.336% due 10/25/2036	296	269
LA Arena Funding LLC
7.656% due 12/15/2026	241	228
Lehman ABS Mortgage Loan Trust
0.336% due 06/25/2037	9,318	6,184
Lehman XS Trust
0.326% due 11/25/2046	135	119
Long Beach Mortgage Loan Trust
0.286% due 11/25/2036	437	420
0.306% due 10/25/2036	22	21
0.426% due 08/25/2035	76	75
0.526% due 10/25/2034	4,943	3,781
Massachusetts Educational Financing Authority
1.454% due 04/25/2038	4,121	4,138
MASTR Asset-Backed Securities Trust
0.296% due 01/25/2037	182	59
0.306% due 11/25/2036	704	673
0.326% due 05/25/2037	128	114
0.356% due 02/25/2036	15	15
MBNA Credit Card Master Note Trust
0.283% due 11/15/2012	200	199
4.100% due 10/15/2012	70	71
Merrill Lynch First Franklin Mortgage Loan Trust
0.306% due 07/25/2037	4,145	3,857
Merrill Lynch Mortgage Investors, Inc.
0.296% due 05/25/2037	20	20
0.316% due 07/25/2037	5,428	5,204
0.366% due 02/25/2037	3,755	2,329
Mesa Trust Asset-Backed Certificates
0.646% due 12/25/2031	1,780	1,535
Mid-State Trust
6.340% due 10/15/2036	19,921	17,328
7.340% due 07/01/2035	1,189	1,089
7.791% due 03/15/2038	3,272	2,820
8.330% due 04/01/2030	15,398	16,045
Morgan Stanley ABS Capital I
0.286% due 10/25/2036	69	68
0.296% due 07/25/2036	628	382
0.296% due 09/25/2036	2,272	2,235
0.296% due 10/25/2036	53	51
0.296% due 11/25/2036	1,329	1,280
0.306% due 05/25/2037	1,010	779
0.346% due 09/25/2036	200	161
0.346% due 11/25/2036	5,000	3,115
1.046% due 07/25/2037	20,247	16,584
Morgan Stanley Home Equity Loan Trust
0.296% due 12/25/2036	9,795	9,134
Morgan Stanley IXIS Real Estate Capital Trust
0.296% due 11/25/2036	113	110
0.356% due 11/25/2036	200	77
Morgan Stanley Mortgage Loan Trust
0.316% due 01/25/2047	100	86
0.476% due 02/25/2037	1,675	681
0.606% due 04/25/2037	7,659	1,737
5.726% due 10/25/2036	2,800	1,563
5.750% due 11/25/2036	3,074	1,737
5.750% due 04/25/2037	2,548	1,963
6.000% due 07/25/2047	2,742	2,066
MPC Natural Gas Funding Trust
6.200% due 03/15/2013	2,631	2,789
Nationstar Home Equity Loan Trust
0.306% due 03/25/2037	5,455	5,185
0.366% due 04/25/2037	1,234	1,138
Nelnet Student Loan Trust
1.034% due 04/27/2015	182	182
1.204% due 07/25/2018	10,000	10,053
1.434% due 10/25/2019	5,000	4,993
New Century Home Equity Loan Trust
0.506% due 06/25/2035	810	634
0.516% due 09/25/2035	20,690	17,642
Nissan Auto Receivables Owner Trust
4.280% due 06/16/2014	50	52
Nomura Asset Acceptance Corp.
0.386% due 01/25/2036	402	375
Option One Mortgage Loan Trust
0.296% due 01/25/2037	97	95
0.306% due 07/25/2037	78	69
0.336% due 04/25/2037	2,819	2,707
Park Place Securities, Inc.
0.506% due 09/25/2035	247	158
0.558% due 10/25/2034	192	173
Popular ABS Mortgage Pass-Through Trust
0.336% due 01/25/2037	379	356
0.336% due 06/25/2047	23,718	20,818
Renaissance Home Equity Loan Trust
0.606% due 11/25/2034	116	76
0.746% due 12/25/2033	417	270
0.946% due 08/25/2032	104	65
5.565% due 02/25/2036	19	19
Residential Asset Mortgage Products, Inc.
0.336% due 10/25/2036	5	5
0.346% due 08/25/2046	439	425
0.646% due 06/25/2047	1,700	587
Residential Asset Securities Corp.
0.316% due 11/25/2036	49	49
0.316% due 02/25/2037	26	24
0.746% due 07/25/2032	7	3
Residential Funding Mortgage Securities II, Inc.
0.346% due 12/25/2035	501	489
Residential Mortgage Loan Trust
1.812% due 09/25/2029	14	10
SACO I, Inc.
0.306% due 05/25/2036	4,573	2,710
0.456% due 03/25/2036	292	41
0.496% due 12/25/2035	216	51
Salomon Brothers Mortgage Securities VII, Inc.
0.546% due 03/25/2032	495	467
0.806% due 09/25/2028	1,366	1,022
Saxon Asset Securities Trust
0.306% due 10/25/2046	139	136
0.766% due 08/25/2032	328	288
SBI HELOC Trust
0.416% due 08/25/2036	3	3
Securitized Asset-Backed Receivables LLC Trust
0.286% due 01/25/2037	101	89
0.306% due 12/25/2036	515	271
0.376% due 05/25/2037	2,500	1,737
Security National Mortgage Loan Trust
0.536% due 10/25/2036	5,389	5,100
SLC Student Loan Trust
0.420% due 02/15/2015	125	125
1.199% due 06/15/2021	3,100	3,062
SLM Student Loan Trust
0.484% due 04/25/2014	577	577
0.494% due 07/25/2017	81	81
0.504% due 10/25/2013	2	2
0.504% due 04/25/2017	828	827
0.504% due 07/25/2017	4,800	4,750
0.514% due 10/26/2015	3	3
0.594% due 10/25/2022	2,700	2,670
0.614% due 04/25/2017	1,214	1,201
0.654% due 01/25/2017	234	234
0.834% due 01/25/2022	12,000	11,535
0.904% due 10/27/2014	659	659
1.004% due 10/27/2014	40	40
1.004% due 10/25/2017	32,200	32,057
1.054% due 10/25/2017	150	150
1.254% due 01/25/2019	40,000	39,434

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
1.499% due 12/15/2033		$30,800	$30,974
1.604% due 10/25/2016		2,000	2,034
1.604% due 07/25/2023		5,000	4,936
1.804% due 01/25/2018		1,490	1,528
2.004% due 04/25/2023		1,273,850	1,324,475
2.204% due 07/25/2023		2,100	2,180
Soundview Home Equity Loan Trust
0.306% due 11/25/2036		2,655	1,734
0.326% due 01/25/2037		361	356
0.326% due 06/25/2037		42	31
South Carolina Student Loan Corp.
0.861% due 09/02/2014		606	607
0.911% due 03/01/2018		2,900	2,909
1.111% due 03/02/2020		700	698
1.361% due 09/03/2024		600	599
Specialty Underwriting & Residential Finance
0.291% due 11/25/2037		47	46
0.306% due 01/25/2038		2,314	1,636
0.346% due 11/25/2037		3,100	1,692
0.926% due 01/25/2034		23	13
Structured Asset Investment Loan Trust
0.296% due 07/25/2036		358	343
0.946% due 04/25/2033		2,194	1,648
Structured Asset Securities Corp.
0.296% due 10/25/2036		259	242
0.326% due 01/25/2037		10,772	9,882
0.346% due 01/25/2037		205	125
0.396% due 05/25/2037		2,918	2,319
0.536% due 01/25/2033		6,371	3,827
0.546% due 06/25/2035		7,090	2,959
0.646% due 05/25/2034		22	19
4.900% due 04/25/2035		27,154	18,096
4.910% due 06/25/2033		83	61
Truman Capital Mortgage Loan Trust
0.586% due 01/25/2034		37	34
UPFC Auto Receivables Trust
5.490% due 05/15/2012		12	12
WaMu Asset-Backed Certificates
0.296% due 01/25/2037		9,046	6,285
Wells Fargo Home Equity Trust
0.346% due 07/25/2036		3,239	3,187
0.346% due 03/25/2037		149	147
0.486% due 10/25/2035		23	23
0.496% due 12/25/2035		35,334	32,433
WMC Mortgage Loan Pass-Through Certificates
0.923% due 05/15/2030		2,441	2,114
1.143% due 10/15/2029		438	418

Total Asset-Backed Securities (Cost $2,548,622)			2,514,955

SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie
7.375% due 04/25/2012		4,220	4,663
Belgium Government International Bond
9.200% due 06/28/2010		900	951
Brazil Government International Bond
6.000% due 01/17/2017		200	217
Chile Government International Bond
5.500% due 01/15/2013		50	56
China Development Bank Corp.
5.000% due 10/15/2015		24,200	26,068
China Government International Bond
4.750% due 10/29/2013		50	54
Colombia Government International Bond
8.125% due 05/21/2024		10	12
8.250% due 12/22/2014		10	12
Croatia Government International Bond
1.750% due 07/30/2010		86	85
Export-Import Bank of China
4.875% due 07/21/2015		28,300	30,148
Export-Import Bank of Korea
0.798% due 10/04/2011		88,600	88,803
8.125% due 01/21/2014		23,000	26,375
Hydro Quebec
0.750% due 09/29/2049		5,600	3,748
Indonesia Government International Bond
7.250% due 04/20/2015		37	41
Israel Government International Bond
5.500% due 11/09/2016		57	62
Korea Development Bank
4.625% due 09/16/2010		3,570	3,649
Korea Expressway Corp.
5.125% due 05/20/2015		100	100
Malaysia Government International Bond
7.500% due 07/15/2011		100	110
Mexico Government International Bond
5.950% due 03/19/2019 (l)		96,500	101,807
6.050% due 01/11/2040		135,200	135,538
6.750% due 09/27/2034		317	350
7.500% due 04/08/2033		650	775
8.125% due 12/30/2019		25	31
9.875% due 02/01/2010		90	93
Poland Government International Bond
5.000% due 10/19/2015		100	106
6.250% due 07/03/2012		47	52
6.375% due 07/15/2019		36	41
Province of Ontario Canada
5.450% due 04/27/2016		800	895
Province of Quebec Canada
4.625% due 05/14/2018		1,000	1,044
Republic of Korea
4.875% due 09/22/2014		103	108
Russia Government International Bond
7.500% due 03/31/2030		94	103
Societe Financement de l’Economie Francaise
3.375% due 05/05/2014		78,300	80,495
South Africa Government International Bond
5.875% due 05/30/2022		100	103
6.500% due 06/02/2014		27,000	29,700

Total Sovereign Issues (Cost $521,149)			536,395

FOREIGN CURRENCY-DENOMINATED ISSUES 3.7%
American International Group, Inc.
0.633% due 03/23/2012	SEK	20,000	2,353
1.144% due 07/19/2013	EUR	200	224
4.000% due 09/20/2011		30,500	42,185
4.875% due 03/15/2067		31,500	20,973
5.750% due 03/15/2067	GBP	31,650	23,267
8.000% due 05/22/2038	EUR	44,900	36,137
8.625% due 05/22/2038	GBP	216,350	191,897
ASB Finance Ltd.
0.933% due 02/13/2012	EUR	700	991
ASIF III Jersey Ltd.
5.500% due 03/07/2011		17,329	24,620
Atlas Reinsurance PLC
5.108% due 01/10/2010	EUR	3,000	4,347
BAC Capital Trust VII
5.250% due 08/10/2035	GBP	14,550	14,940
Bank of America Corp.
4.000% due 03/28/2018	EUR	3,550	4,597
4.750% due 05/23/2017		11,000	14,580
4.750% due 05/06/2019		3,000	3,941
Bank of Scotland PLC
5.625% due 05/23/2013		6,400	9,944
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.500% due 12/16/2015		2,500	3,675
Barclays Bank PLC
6.000% due 01/23/2018		900	1,387
14.000% due 11/29/2049	GBP	301,700	626,811
Bauhaus Securities Ltd.
1.228% due 10/30/2052	EUR	20	28
BBVA International Preferred S.A. Unipersonal
4.952% due 09/29/2049		8,000	9,892
Bear Stearns Cos. LLC
1.219% due 10/20/2009		6,050	8,849
1.227% due 07/27/2012		24,000	34,405
1.540% due 11/30/2011	JPY	2,000,000	22,280
Brazil Government International Bond
10.000% due 01/01/2013	BRL	190,000	101,888
10.250% due 01/10/2028		111,700	60,844
12.500% due 01/05/2022		1,000	624
Brazil Notas do Tesouro Nacional Series F
10.000% due 01/01/2012		5,534,006	3,033,818
10.000% due 01/01/2017		1,518,624	751,299
BTM Curacao Holdings NV
1.320% due 11/29/2049	JPY	1,000,000	10,806
3.500% due 04/19/2015	EUR	800	1,158
Canada Government Bond
5.500% due 06/01/2010	CAD	1,250	1,207
CIT Group, Inc.
5.000% due 05/13/2014	EUR	25,000	22,133
Citigroup, Inc.
0.903% due 06/28/2013		10,600	14,375
0.949% due 03/05/2014		20,000	26,897
3.625% due 11/30/2017		2,300	2,798
4.250% due 02/25/2030		60,000	61,934
4.750% due 05/31/2017		11,500	14,487
4.750% due 02/10/2019		5,975	7,298
6.400% due 03/27/2013		8,000	12,492
Countrywide Financial Corp.
1.251% due 11/23/2010		50,640	73,695
Danske Bank A/S
4.878% due 05/29/2049		8,000	8,634
5.684% due 12/29/2049	GBP	17,100	20,633
Ford Auto Securitization Trust
3.396% due 11/15/2011	CAD	98,926	92,401
Fortis Bank Nederland Holding NV
1.737% due 06/10/2011	EUR	500	734
3.000% due 04/17/2012		100	150
France Government Bond
4.000% due 10/25/2038		700	1,011
5.750% due 10/25/2032		100	182
Gaz Capital S.A.
5.875% due 06/01/2015		20,000	29,305
GE Capital UK Funding
0.651% due 02/09/2010	GBP	16,000	25,483

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
General Electric Capital Corp.
4.625% due 09/15/2066	EUR	10,000	$11,414
5.500% due 09/15/2067		170,250	195,571
6.500% due 09/15/2067	GBP	4,500	5,748
General Motors Corp.
8.375% due 07/05/2033 (a)	EUR	20,000	4,317
GMAC LLC
5.375% due 06/06/2011		5,000	6,841
Goldman Sachs Group, Inc.
1.173% due 11/15/2014		200	272
1.193% due 02/04/2013		12,100	16,928
1.201% due 05/23/2016		5,000	6,622
1.219% due 05/18/2015		17,000	22,874
1.258% due 01/30/2017		23,200	30,422
4.750% due 01/28/2014		1,800	2,712
5.375% due 02/15/2013		400	618
6.375% due 05/02/2018		25,700	41,816
Grohe Holding GmbH
3.871% due 01/15/2014		600	746
HBOS Capital Funding LP
9.540% due 03/29/2049	GBP	200	229
International Lease Finance Corp.
1.248% due 08/15/2011	EUR	31,150	37,650
6.625% due 12/07/2009	GBP	4,000	6,364
Intesa Sanpaolo SpA
8.047% due 06/29/2049	EUR	3,000	4,302
John Hancock Global Funding II
2.050% due 06/08/2010	JPY	1,250,000	13,907
JPMorgan Chase & Co.
0.993% due 09/26/2013	EUR	36,675	51,522
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		5,400	7,696
KeyBank N.A.
0.979% due 11/21/2011		17,000	20,828
1.036% due 11/05/2009		2,500	3,644
KeyCorp
1.051% due 11/22/2010		23,795	32,050
Lehman Brothers Holdings, Inc.
1.121% due 06/05/2012 (a)	JPY	900,000	801
1.150% due 10/26/2010 (a)		300,000	485
1.690% due 06/05/2012 (a)		600,000	902
2.500% due 10/13/2010 (a)	CHF	6,380	908
4.850% due 09/03/2013 (a)(p)	CAD	15,770	2,203
5.000% due 01/26/2010 (a)	GBP	250	59
5.080% due 03/05/2010 (a)	EUR	800	173
5.163% due 10/25/2011 (a)		500	108
5.218% due 11/09/2009 (a)		3,000	648
5.316% due 04/05/2011 (a)		615	133
6.000% due 01/25/2013 (a)	GBP	10,650	2,532
6.375% due 05/10/2011 (a)	EUR	1,000	218
7.875% due 05/08/2018 (a)	GBP	8,650	2,056
Lighthouse International Co. S.A.
8.000% due 04/30/2014	EUR	600	579
Lloyds TSB Bank PLC
0.947% due 06/09/2011		1,300	1,911
6.350% due 10/29/2049		18,500	18,815
Lloyds TSB Capital
7.375% due 12/29/2049		7,500	9,823
Merrill Lynch & Co., Inc.
1.083% due 02/08/2010		12,700	18,441
1.112% due 03/22/2011		7,800	11,025
1.134% due 05/30/2014		4,600	6,082
1.394% due 07/22/2014		5,000	6,732
Metropolitan Life Global Funding I
2.000% due 09/14/2011	CHF	20,000	18,842
Morgan Stanley
1.134% due 11/29/2013	EUR	6,600	8,877
1.155% due 03/01/2013		5,000	6,830
1.269% due 07/20/2012		27,900	38,784
1.299% due 05/02/2014		10,000	13,382
1.418% due 04/13/2016		7,000	9,008
2.000% due 11/17/2011	CHF	20,000	18,970
6.500% due 04/15/2011	EUR	400	614
MUFG Capital Finance 2 Ltd.
4.850% due 07/29/2049		2,700	3,260
MUFG Capital Finance 5 Ltd.
6.299% due 01/29/2049	GBP	11,246	14,828
Nalco Co.
7.750% due 11/15/2011	EUR	2,000	2,949
New York Life Global Funding
3.750% due 10/19/2009		10,000	14,650
NIBC Bank NV
3.625% due 12/19/2011		100	152
Nordic Telephone Co. Holdings ApS
6.399% due 05/01/2016		150	220
Norinchukin Finance Ltd.
5.625% due 09/28/2016	GBP	25,000	40,154
Pacific Life Global Funding
2.750% due 05/15/2012	CHF	27,790	27,299
Principal Financial Global Funding LLC
0.573% due 03/20/2010	GBP	9,300	14,635
2.375% due 02/28/2012	CHF	20,745	18,917
2.375% due 01/24/2013		5,000	4,473
Province of Ontario Canada
5.850% due 03/08/2033	CAD	140,000	153,270
6.200% due 06/02/2031		5,000	5,672
6.500% due 03/08/2029		25,000	29,004
7.600% due 06/02/2027		20,000	25,356
Republic of Germany Government Bond
5.625% due 01/04/2028	EUR	2,500	4,422
6.250% due 01/04/2030		3,500	6,664
Royal Bank of Scotland Group PLC
6.200% due 03/29/2049	GBP	15,000	15,462
7.092% due 10/29/2049	EUR	2,700	1,995
SLM Corp.
0.623% due 06/15/2010	SEK	175,000	23,052
0.810% due 10/25/2011		24,500	2,856
0.973% due 12/15/2010	EUR	48,684	64,830
1.090% due 12/15/2010	JPY	3,500,000	34,181
1.123% due 11/15/2011	EUR	4,800	5,830
1.277% due 04/26/2011		13,028	16,586
3.125% due 09/17/2012		5,000	5,707
4.750% due 03/17/2014		11,300	12,402
SMFG Preferred Capital USD 1 Ltd.
6.164% due 01/29/2049	GBP	11,000	14,347
Societe Financement de l’Economie Francaise
2.125% due 05/20/2012	EUR	100	148
Societe Generale
7.756% due 05/29/2049		2,700	3,714
Sumitomo Mitsui Banking Corp.
0.950% due 06/02/2049	JPY	1,000,000	10,819
1.149% due 12/31/2049		1,100,000	12,156
4.375% due 10/27/2014	EUR	2,160	3,160
SunTrust Bank
0.686% due 06/22/2012	GBP	5,000	7,125
0.876% due 12/20/2011	EUR	10,000	13,430
UniCredit SpA
6.700% due 06/05/2018	EUR	2,100	3,178
Wachovia Bank N.A.
6.000% due 05/23/2013		11,200	17,865
Wachovia Corp.
0.999% due 08/01/2011		22,800	32,360
1.033% due 02/13/2014		41,900	57,557
Wells Fargo & Co.
0.958% due 03/23/2016		3,600	4,758

Total Foreign Currency-Denominated Issues (Cost $6,462,192)			6,933,086

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
American International Group, Inc.
8.500% due 08/01/2011		430,800	4,976
Motors Liquidation Co.
5.250% due 03/06/2032 (a)		8,212,560	30,079
6.250% due 07/15/2033 (a)		475,440	1,741

Total Convertible Preferred Securities (Cost $31,313)			36,796

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.4%
CERTIFICATES OF DEPOSIT 0.1%
Barclays Bank PLC
1.109% due 03/22/2011		$163,000	163,000
Calyon Financial, Inc.
0.318% due 06/29/2010		43,140	43,129

			206,129

COMMERCIAL PAPER 2.6%
BNP Paribas Finance, Inc.
0.125% due 10/01/2009		395,100	395,100
Fannie Mae
0.129% due 11/16/2009		403,630	403,587
0.170% due 12/17/2009		250,000	249,987
0.175% due 12/02/2009		283,900	283,888
Federal Home Loan Bank
0.166% due 11/04/2009		441,790	441,730
0.171% due 11/25/2009		444,079	443,972
0.180% due 11/13/2009		294,258	294,205
0.193% due 11/06/2009		55,041	55,033
Freddie Mac
0.160% due 11/23/2009 (m)		11,900	11,897
0.167% due 02/02/2010		309,535	309,434
0.170% due 01/26/2010		19,650	19,624
0.320% due 12/07/2009		700,000	699,967
Lloyds Banking Group PLC
0.160% due 10/01/2009		250,000	250,000
Rabobank USA Financial Corp.
0.050% due 10/01/2009		454,200	454,200
Royal Bank of Scotland Group PLC
0.540% due 12/30/2009		40,000	39,966
Societe Generale N.A.
0.140% due 10/01/2009		500,000	500,000

			4,852,590

See Accompanying Notes

Schedule of Investments (Cont.)

Total Return Fund

September 30, 2009 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
REPURCHASE AGREEMENTS 5.1%
Banc of America Securities LLC
0.040% due 10/01/2009	$792,700	$792,700

(Dated 09/29/2009. Collateralized by Freddie Mac 5.000% due 07/01/2035 valued at $394,479; Ginnie Mae 6.500% due 09/20/2038 valued at $391,505; and U.S. Cash Management Bills 1.000% due 07/15/2010 valued at $3,880. Repurchase proceeds are $792,701.)

0.060% due 10/01/2009	474,300	474,300
(Dated 09/29/2009. Collateralized by Fannie Mae 5.000% due 03/01/2035 valued at $480,583. Repurchase proceeds are $474,300.)
0.090% due 10/02/2009	22,000	22,000
(Dated 09/30/2009. Collateralized by U.S. Cash Management Bills 1.000% due 07/15/2010 valued at $22,444. Repurchase proceeds are $22,000.)
Barclays Capital, Inc.
0.020% due 10/01/2009	66,900	66,900
(Dated 09/30/2009. Collateralized by U.S. Treasury Inflation Protected Securities 0.875% due 04/15/2010 valued at $68,917. Repurchase proceeds are $66,900.)
BNP Paribas Bank
0.030% due 10/01/2009	938,100	938,100

(Dated 09/29/2009. Collateralized by Federal Home Loan Bank 0.570% - 0.950% due 07/06/2010 - 11/30/2010 valued at $206,931 and Freddie Mac 0.086% due 02/01/2010 - 06/01/2010 valued at $749,315. Repurchase proceeds are $938,100.)

0.040% due 10/01/2009	802,500	802,500
(Dated 09/30/2009. Collateralized by Federal Home Loan Bank 0.570% - 0.950% due 03/30/2010 - 07/06/2010 valued at $818,703. Repurchase proceeds are $802,501.)
Deutsche Bank AG
0.070% due 10/02/2009	45,000	45,000

(Dated 09/30/2009. Collateralized by U.S. Treasury Bonds 7.625% due 11/15/2022 valued at $6,010 and U.S. Treasury Inflation Protected Securities 3.000% due 07/15/2012 valued at $39,903. Repurchase proceeds are $45,000.)

0.080% due 10/02/2009	3,300	3,300
(Dated 09/30/2009. Collateralized by Fannie Mae 0.389% due 04/01/2010 valued at $3,367. Repurchase proceeds are $3,300.)
Fixed Income Clearing Corp.
0.010% due 10/01/2009	750,000	750,000

(Dated 09/30/2009. Collateralized by Fannie Mae 0.000% due 11/25/2009 valued at $104,150; Freddie Mac 0.000% due 11/23/2009 - 12/07/2009 valued at $19,267; and U.S. Treasury Notes 1.125% - 4.875% due 01/15/2012 - 08/15/2019 valued at $641,584. Repurchase proceeds are $750,000.)

JPMorgan Chase Bank N.A.
0.030% due 10/01/2009	3,078,500	3,078,500
(Dated 09/30/2009. Collateralized by U.S. Treasury Notes 0.875% - 3.625% due 06/15/2010 - 09/30/2016 valued at $3,145,673. Repurchase proceeds are $3,078,503.)
0.040% due 10/01/2009	149,600	149,600

(Dated 09/30/2009. Collateralized by Fannie Mae 2.153% - 2.178% due 04/23/2012 - 05/07/2012 valued at $53,610; Federal Home Loan Bank 2.150% due 08/10/2012 valued at $7,348; Freddie Mac 1.722% - 6.875% due 09/15/2010 - 05/07/2012 valued at $81,668; and U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $10,150. Repurchase proceeds are $149,600.)

0.060% due 10/01/2009	62,200	62,200
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $63,046. Repurchase proceeds are $62,200.)
0.070% due 10/01/2009	980,200	980,200
(Dated 09/30/2009. Collateralized by U.S. Treasury Bonds 7.625% due 02/15/2025 valued at $984,201 and U.S. Treasury Notes 3.000% due 09/30/2016 valued at $15,330. Repurchase proceeds are $980,202.)
0.080% due 10/02/2009	654,000	654,000
(Dated 09/30/2009. Collateralized by Freddie Mac 0.059% due 02/08/2010 valued at $180,124 and U.S. Treasury Bills 0.115% due 12/31/2009 valued at $487,008. Repurchase proceeds are $654,001.)
0.100% due 10/02/2009	393,900	393,900
(Dated 09/30/2009. Collateralized by Fannie Mae 6.000% due 07/01/2037 valued at $397,796. Repurchase proceeds are $393,901.)
State Street Bank and Trust Co.
0.010% due 10/01/2009	202,240	202,240
(Dated 09/30/2009. Collateralized by U.S. Treasury Bills 0.000% due 11/27/2009 - 12/10/2009 valued at $206,289. Repurchase proceeds are $202,240.)

		9,415,440

U.S. CASH MANAGEMENT BILLS 0.1%
0.214% due 04/01/2010 (j)(m)	167,398	167,258

U.S. TREASURY BILLS 0.1%
0.202% due 02/18/2010 - 03/25/2010 (f)(j)(k)(m)	219,440	219,292

	SHARES
SHORT-TERM FLOATING NAV PORTFOLIO (i) 0.4%
	81,014,499	811,198

Total Short-Term Instruments (Cost $15,671,383)		15,671,907

Total Investments 103.5% (Cost $188,351,029)		$193,171,452

Written Options (o) (0.0%) (Premiums $212,471)		(89,943)

Other Assets and Liabilities (Net) (3.5%)		(6,462,913)

Net Assets 100.0%		$186,618,596

See Accompanying Notes

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.
(a)	Security is in default.
(b)	Interest only security.
(c)	Principal only security.
(d)	When-issued security.
(e)	Payment in-kind bond security.
(f)	Coupon represents a weighted average rate.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Affiliated to the Fund.
(j)	Securities with an aggregate market value of $201,688 have been pledged as collateral for swap and swaption contracts on September 30, 2009.
(k)	Securities with an aggregate market value of $481,296 and cash of 231,500 have been pledged as collateral for delayed-delivery mortgage-backed securities on September 30, 2009.
(l)	The average amount of borrowings while outstanding during the period ended September 30, 2009 was $5,814,141 at a weighted average interest rate of 0.364%. On September 30, 2009, securities valued at $79,728 were pledged as collateral for reverse repurchase agreements.
(m)	Securities with an aggregate market value of $329,534 and cash of $4,215 have been pledged as collateral for the following open futures contracts on September 30, 2009:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor December Futures	Long	12/2009	9,224	$23,734
90-Day Euribor March Futures	Long	03/2010	12,107	31,022
90-Day Eurodollar December Futures	Long	12/2009	146,748	457,258
90-Day Eurodollar December Futures	Long	12/2010	27,656	18,671
90-Day Eurodollar June Futures	Long	06/2010	30,946	55,319
90-Day Eurodollar June Futures	Long	06/2011	116	70
90-Day Eurodollar March Futures	Long	03/2010	36,359	257,123
90-Day Eurodollar March Futures	Long	03/2011	620	406
90-Day Eurodollar September Futures	Long	09/2010	11,678	19,507
U.S. Treasury 2-Year Note December Futures	Long	12/2009	6,242	(293)
U.S. Treasury 5-Year Note December Futures	Long	12/2009	5,768	7,569
U.S. Treasury 10-Year Note December Futures	Long	12/2009	46,928	56,993
U.S. Treasury 30-Year Bond December Futures	Long	12/2009	13,844	31,165
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2009	2,016	16,922
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures	Long	12/2010	4,093	3,030
United Kingdom 90-Day LIBOR Sterling Interest Rate December Futures Put Options Strike @ GBP 92.000	Short	12/2009	5,750	2,229
United Kingdom 90-Day LIBOR Sterling Interest Rate June Futures	Long	06/2010	4,491	6,649
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2010	2,977	5,315
United Kingdom 90-Day LIBOR Sterling Interest Rate March Futures	Long	03/2011	2,114	485
United Kingdom 90-Day LIBOR Sterling Interest Rate September Futures	Long	09/2010	4,091	4,445

				$997,619

Total Return Fund

(n)	Swap agreements outstanding on September 30, 2009:

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX Financing Co.	JPM	(0.530)%	12/20/2016	0.720%	$10,000	$121	$0	$121
ABX Financing Co.	MSC	(0.640)%	12/20/2016	0.806%	2,300	24	169	(145)
Alcoa, Inc.	BOA	(0.560)%	03/20/2017	2.611%	1,900	233	289	(56)
Alcoa, Inc.	BOA	(1.290)%	09/20/2018	2.704%	5,000	478	0	478
Alcoa, Inc.	GSC	(1.320)%	09/20/2018	2.704%	2,200	206	424	(218)
American Electric Power Co., Inc.	CITI	(0.830)%	06/20/2015	0.475%	8,300	(159)	0	(159)
AmerisourceBergen Corp.	MSC	(0.600)%	09/20/2012	0.293%	10,000	(92)	0	(92)
Anadarko Finance Co.	BOA	(0.900)%	06/20/2011	0.610%	10,600	(55)	0	(55)
Anadarko Petroleum Corp.	CITI	(0.330)%	03/20/2012	0.683%	1,800	15	61	(46)
Arrow Electronics, Inc.	GSC	(1.000)%	12/20/2019	0.853%	15,000	(190)	0	(190)
AutoZone, Inc.	BOA	(0.620)%	12/20/2012	0.536%	3,000	(9)	78	(87)
AutoZone, Inc.	BOA	(1.070)%	03/20/2014	0.618%	20,000	(391)	0	(391)
AutoZone, Inc.	BOA	(1.890)%	03/20/2014	0.618%	10,000	(547)	0	(547)
AutoZone, Inc.	BOA	(0.870)%	06/20/2016	0.692%	1,000	(11)	28	(39)
AutoZone, Inc.	BOA	(1.100)%	09/20/2018	0.751%	15,000	(406)	0	(406)
AutoZone, Inc.	CITI	(0.680)%	12/20/2012	0.536%	1,850	(9)	37	(46)
AutoZone, Inc.	CITI	(1.030)%	03/20/2014	0.618%	10,000	(178)	0	(178)
AutoZone, Inc.	DUB	(1.320)%	09/20/2018	0.751%	5,000	(220)	0	(220)
AutoZone, Inc.	RBS	(0.810)%	12/20/2015	0.682%	10,000	(75)	0	(75)
AutoZone, Inc.	UBS	(1.320)%	09/20/2018	0.751%	7,000	(308)	0	(308)
Avnet, Inc.	DUB	(1.000)%	09/20/2016	1.160%	2,000	19	37	(18)
Block Financial LLC	BOA	(1.550)%	03/20/2013	0.416%	32,100	(1,246)	(113)	(1,133)
Block Financial LLC	CSFB	(1.110)%	03/20/2013	0.416%	6,000	(143)	0	(143)
Block Financial LLC	DUB	(1.050)%	03/20/2013	0.416%	5,000	(109)	0	(109)
Block Financial LLC	JPM	(1.270)%	03/20/2013	0.416%	10,000	(293)	0	(293)
Boston Scientific Corp.	BCLY	(1.000)%	03/20/2017	0.870%	1,000	(9)	5	(14)
Boston Scientific Corp.	MSC	(1.000)%	06/20/2014	0.811%	2,000	(17)	9	(26)
Boston Scientific Corp.	MSC	(1.000)%	06/20/2016	0.859%	2,000	(18)	12	(30)
Boston Scientific Corp.	UBS	(0.500)%	06/20/2011	0.720%	10,000	36	0	36
Brunswick Corp.	BOA	(4.100)%	09/20/2013	4.854%	18,000	441	0	441
Cardinal Health, Inc.	BCLY	(0.420)%	12/20/2016	0.495%	13,000	62	0	62
Cardinal Health, Inc.	DUB	(0.500)%	12/20/2016	0.495%	10,000	(4)	110	(114)
Cardinal Health, Inc.	GSC	(0.710)%	06/20/2017	0.501%	9,600	(140)	0	(140)
CBS Corp.	JPM	(0.590)%	09/20/2012	1.237%	15,000	277	0	277
Centex Corp.	BCLY	(1.000)%	06/20/2016	0.740%	4,000	(64)	37	(101)
Centex Corp.	BNP	(1.000)%	06/20/2016	0.740%	2,000	(32)	15	(47)
Centex Corp.	BOA	(1.000)%	06/20/2015	0.722%	4,500	(68)	148	(216)
Centex Corp.	DUB	(1.000)%	12/20/2017	0.768%	2,500	(42)	(9)	(33)
Centex Corp.	GSC	(1.000)%	06/20/2014	0.673%	1,500	(23)	20	(43)
CenturyTel, Inc.	JPM	(1.000)%	06/20/2017	0.819%	6,000	(76)	(4)	(72)
CenturyTel, Inc.	JPM	(1.000)%	09/20/2019	0.849%	4,000	(51)	(49)	(2)
CNA Financial Corp.	BCLY	(0.295)%	09/20/2011	2.306%	15,000	573	0	573
CNA Financial Corp.	BCLY	(1.390)%	12/20/2014	2.386%	10,000	449	1,209	(760)
CNA Financial Corp.	BOA	(0.690)%	12/20/2014	2.386%	10,300	792	0	792
CNA Financial Corp.	BOA	(4.170)%	12/20/2014	2.386%	8,000	(658)	0	(658)
CNA Financial Corp.	BOA	(3.360)%	09/20/2016	2.382%	6,250	(354)	0	(354)
CNA Financial Corp.	CITI	(0.470)%	12/20/2014	2.386%	10,200	887	0	887
CNA Financial Corp.	JPM	(0.440)%	09/20/2011	2.306%	13,500	478	255	223
Comcast Corp.	JPM	(0.535)%	03/20/2016	1.217%	15,000	587	0	587
Commercial Metals Co.	BOA	(1.430)%	09/20/2018	1.544%	3,000	24	0	24
Commercial Metals Co.	DUB	(1.005)%	09/20/2017	1.498%	15,660	511	1,369	(858)
Commercial Metals Co.	JPM	(1.430)%	09/20/2018	1.544%	10,000	79	0	79
Computer Sciences Corp.	BCLY	(1.230)%	03/20/2013	0.224%	5,000	(173)	0	(173)

Total Return Fund

Computer Sciences Corp.	BCLY	(1.550)%	03/20/2018	0.372%	10,000	(889)	0	(889)
Computer Sciences Corp.	MSC	(0.620)%	03/20/2013	0.224%	2,000	(27)	17	(44)
Computer Sciences Corp.	UBS	(1.130)%	03/20/2018	0.372%	8,745	(500)	0	(500)
Con-way, Inc.	BOA	(1.834)%	03/20/2018	1.353%	19,000	(654)	1,663	(2,317)
Coventry Health Care, Inc.	DUB	(1.000)%	03/20/2015	4.101%	7,500	1,021	684	337
CRH America, Inc.	CITI	(2.590)%	09/20/2018	1.974%	10,000	(442)	0	(442)
CSX Corp.	BCLY	(1.350)%	03/20/2018	0.560%	5,052	(298)	0	(298)
CSX Corp.	DUB	(1.550)%	06/20/2017	0.547%	21,200	(1,472)	72	(1,544)
CSX Corp.	JPM	(0.165)%	03/20/2011	0.306%	10,600	22	0	22
CVS Caremark Corp.	BOA	(0.550)%	09/20/2016	0.472%	6,745	(35)	0	(35)
CVS Caremark Corp.	CSFB	(0.250)%	09/20/2011	0.275%	10,200	4	0	4
CVS Caremark Corp.	RBS	(0.240)%	09/20/2011	0.275%	6,200	4	0	4
Cytec Industries, Inc.	CITI	(1.000)%	09/20/2017	1.555%	4,700	172	431	(259)
Cytec Industries, Inc.	DUB	(1.000)%	09/20/2017	1.555%	2,300	85	198	(113)
Cytec Industries, Inc.	JPM	(1.000)%	09/20/2013	1.315%	2,000	23	46	(23)
Daimler Finance N.A. LLC	BCLY	(0.535)%	09/20/2011	0.745%	3,000	12	0	12
Daimler Finance N.A. LLC	GSC	(6.750)%	06/20/2010	0.416%	8,000	(384)	0	(384)
Daimler Finance N.A. LLC	GSC	(6.750)%	03/20/2011	0.636%	30,000	(2,754)	0	(2,754)
Daimler Finance N.A. LLC	JPM	(0.520)%	06/20/2010	0.416%	10,000	(9)	0	(9)
Daimler Finance N.A. LLC	JPM	(0.520)%	03/20/2011	0.636%	10,000	16	0	16
Daimler Finance N.A. LLC	JPM	(0.655)%	03/20/2011	0.636%	10,000	(5)	0	(5)
Darden Restaurants, Inc.	CITI	(1.450)%	12/20/2017	1.430%	2,000	(3)	96	(99)
Darden Restaurants, Inc.	CITI	(1.920)%	12/20/2017	1.430%	7,000	(239)	0	(239)
Darden Restaurants, Inc.	DUB	(2.250)%	12/20/2017	1.430%	5,000	(285)	0	(285)
Dominion Resources, Inc.	JPM	(0.385)%	12/20/2016	0.468%	3,000	16	160	(144)
DR Horton, Inc.	BCLY	(1.000)%	06/20/2016	1.714%	26,000	1,064	1,623	(559)
DR Horton, Inc.	BNP	(1.000)%	03/20/2016	1.709%	10,000	394	783	(389)
DR Horton, Inc.	BNP	(1.000)%	06/20/2016	1.714%	9,500	389	717	(328)
DR Horton, Inc.	DUB	(1.000)%	03/20/2016	1.709%	3,000	118	309	(191)
DR Horton, Inc.	DUB	(1.000)%	06/20/2016	1.714%	4,500	184	471	(287)
DR Horton, Inc.	GSC	(1.000)%	03/20/2014	1.640%	5,000	130	335	(205)
DR Horton, Inc.	GSC	(1.000)%	09/20/2014	1.664%	3,000	89	163	(74)
Embarq Corp.	BCLY	(1.000)%	06/20/2013	0.493%	300	(5)	(5)	0
Embarq Corp.	BCLY	(1.650)%	06/20/2016	0.633%	6,669	(417)	0	(417)
Embarq Corp.	BOA	(2.200)%	06/20/2016	0.633%	4,000	(385)	0	(385)
Embarq Corp.	DUB	(1.000)%	06/20/2016	0.623%	40,500	(945)	(688)	(257)
Enterprise Products Operating LLC	MLP	(0.200)%	03/20/2011	0.890%	14,300	144	202	(58)
Erac USA Finance Co.	JPM	(2.700)%	12/20/2012	1.044%	10,000	(524)	789	(1,313)
Exelon Corp.	CITI	(3.730)%	06/20/2015	1.009%	7,200	(1,030)	0	(1,030)
Exelon Corp.	MLP	(0.520)%	06/20/2015	1.009%	2,713	69	0	69
Expedia, Inc.	RBS	(4.250)%	09/20/2016	1.388%	16,500	(2,884)	0	(2,884)
Fosters Finance Corp.	BCLY	(2.140)%	12/20/2014	0.509%	6,000	(485)	0	(485)
Gannett Co., Inc.	JPM	(0.330)%	06/20/2011	3.518%	6,500	343	0	343
GATX Financial Corp.	GSC	(1.000)%	12/20/2012	1.313%	15,000	141	185	(44)
GATX Financial Corp.	HSBC	(1.000)%	12/20/2012	1.313%	10,000	94	124	(30)
Genworth Financial, Inc.	BCLY	(0.879)%	06/20/2018	4.544%	8,000	1,812	2,790	(978)
Genworth Financial, Inc.	DUB	(0.980)%	06/20/2018	4.544%	4,000	881	1,261	(380)
Hanson Ltd.	BCLY	(1.000)%	09/20/2016	2.433%	20,000	1,671	3,056	(1,385)
HCP, Inc.	CITI	(5.000)%	03/20/2018	1.973%	4,500	(928)	(743)	(185)
HCP, Inc.	CSFB	(0.530)%	09/20/2011	1.668%	7,350	160	0	160
HCP, Inc.	DUB	(3.860)%	03/20/2018	2.005%	20,000	(2,527)	1,296	(3,823)
HCP, Inc.	JPM	(0.610)%	09/20/2011	1.668%	5,000	101	0	101
HCP, Inc.	MLP	(0.650)%	09/20/2016	1.907%	13,500	989	0	989
Health Care REIT, Inc.	BCLY	(3.310)%	06/20/2015	1.904%	5,000	(356)	0	(356)
HSBC Finance Corp.	BNP	(0.165)%	12/20/2013	1.434%	16,900	842	330	512
HSBC Finance Corp.	DUB	(1.450)%	06/20/2016	1.429%	10,000	(16)	3	(19)
HSBC Finance Corp.	JPM	(0.220)%	06/20/2016	1.429%	10,000	703	0	703
International Paper Co.	BCLY	(5.030)%	06/20/2018	1.576%	20,000	(4,937)	0	(4,937)
International Paper Co.	BOA	(0.870)%	06/20/2016	1.512%	1,400	52	177	(125)
iStar Financial, Inc.	BCLY	(0.400)%	03/20/2012	21.563%	10,000	3,631	0	3,631
iStar Financial, Inc.	MSC	(0.600)%	12/20/2013	18.622%	10,000	4,288	0	4,288
JC Penney Corp., Inc.	BCLY	(1.000)%	09/20/2012	1.652%	2,200	40	91	(51)

Total Return Fund

JC Penney Corp., Inc.	DUB	(0.270)%	03/20/2010	1.169%	28,300	118	454	(336)
Johnson Controls, Inc.	JPM	(0.500)%	03/20/2016	1.273%	20,000	888	0	888
KB Home	BNP	(1.000)%	06/20/2015	2.255%	5,000	309	465	(156)
KB Home	DUB	(1.000)%	03/20/2014	2.177%	3,000	142	249	(107)
KB Home	DUB	(1.000)%	03/20/2015	2.239%	5,000	294	491	(197)
KB Home	DUB	(5.000)%	03/20/2015	2.239%	2,500	(333)	(194)	(139)
KB Home	GSC	(1.000)%	03/20/2014	2.177%	7,000	331	329	2
Kerr-McGee Corp.	RBS	(0.160)%	09/20/2011	0.271%	10,500	23	0	23
KeySpan Corp.	JPM	(0.450)%	06/20/2013	0.400%	6,900	(14)	65	(79)
Kohl’s Corp.	BOA	(1.910)%	12/20/2017	1.034%	46,000	(2,862)	288	(3,150)
Kraft Foods, Inc.	BOA	(1.040)%	06/20/2018	0.986%	5,000	(21)	8	(29)
Kraft Foods, Inc.	CITI	(0.990)%	06/20/2018	0.986%	4,000	(2)	0	(2)
Kraft Foods, Inc.	GSC	(0.950)%	09/20/2018	1.001%	6,000	21	20	1
Kraft Foods, Inc.	JPM	(0.150)%	12/20/2011	0.589%	10,000	96	0	96
Kraft Foods, Inc.	JPM	(0.160)%	12/20/2011	0.589%	4,800	45	0	45
Lennar Corp.	DUB	(0.785)%	12/20/2011	2.261%	9,000	282	0	282
Lennar Corp.	GSC	(1.000)%	09/20/2014	2.464%	4,500	285	483	(198)
Lennar Corp.	GSC	(5.000)%	06/20/2015	2.496%	4,000	(493)	(235)	(258)
Lennar Corp.	GSC	(1.000)%	06/20/2016	2.517%	4,000	333	478	(145)
Lexmark International, Inc.	BOA	(1.400)%	06/20/2018	1.600%	13,000	179	0	179
Lexmark International, Inc.	CITI	(3.320)%	06/20/2013	1.388%	5,590	(388)	0	(388)
Lexmark International, Inc.	JPM	(1.190)%	06/20/2013	1.388%	15,880	106	0	106
Liberty Mutual Group, Inc.	BOA	(1.390)%	03/20/2014	2.253%	7,600	261	836	(575)
Lockheed Martin Corp.	BOA	(0.370)%	06/20/2016	0.314%	4,600	(17)	52	(69)
Loews Corp.	BOA	(0.660)%	03/20/2016	0.494%	7,500	(75)	207	(282)
Loews Corp.	JPM	(0.280)%	03/20/2016	0.494%	20,000	253	0	253
Loews Corp.	JPM	(0.300)%	03/20/2016	0.494%	9,800	112	0	112
Ltd Brands, Inc.	BNP	(1.000)%	12/20/2014	2.584%	2,500	180	193	(13)
Ltd Brands, Inc.	BOA	(1.000)%	09/20/2017	2.735%	10,000	1,083	907	176
Ltd Brands, Inc.	DUB	(1.000)%	09/20/2017	2.735%	5,000	541	566	(25)
Ltd Brands, Inc.	DUB	(4.800)%	09/20/2017	2.811%	43,000	(5,386)	0	(5,386)
Ltd Brands, Inc.	JPM	(2.850)%	09/20/2017	2.811%	2,700	(9)	150	(159)
Ltd Brands, Inc.	RBS	(4.500)%	09/20/2017	2.811%	18,700	(1,991)	0	(1,991)
Macy’s Retail Holdings, Inc.	BCLY	(6.780)%	09/20/2015	3.026%	11,810	(2,229)	0	(2,229)
Macy’s Retail Holdings, Inc.	BCLY	(7.150)%	09/20/2015	3.026%	10,000	(2,072)	0	(2,072)
Macy’s Retail Holdings, Inc.	BOA	(6.870)%	03/20/2012	2.623%	7,000	(710)	0	(710)
Macy’s Retail Holdings, Inc.	BOA	(2.430)%	03/20/2013	2.712%	5,000	41	432	(391)
Macy’s Retail Holdings, Inc.	BOA	(1.000)%	09/20/2015	2.979%	3,800	371	423	(52)
Macy’s Retail Holdings, Inc.	BOA	(7.060)%	09/20/2015	3.026%	8,000	(1,622)	0	(1,622)
Macy’s Retail Holdings, Inc.	MSC	(2.470)%	09/20/2015	3.026%	10,000	270	1,103	(833)
Macy’s Retail Holdings, Inc.	RBS	(1.000)%	12/20/2016	3.011%	15,000	1,710	709	1,001
Macy’s Retail Holdings, Inc.	RBS	(2.640)%	09/20/2017	3.129%	22,500	659	1,376	(717)
Marks & Spencer PLC	RBS	(0.950)%	12/20/2017	1.314%	2,200	55	400	(345)
Marriott International, Inc.	BOA	(1.650)%	06/20/2017	1.327%	10,000	(217)	2,739	(2,956)
Marriott International, Inc.	BOA	(1.730)%	06/20/2017	1.327%	1,400	(38)	137	(175)
Marriott International, Inc.	CITI	(0.260)%	06/20/2012	1.052%	15,000	314	0	314
Marriott International, Inc.	DUB	(1.880)%	12/20/2015	1.276%	5,000	(170)	577	(747)
Marsh & McLennan Cos., Inc.	BCLY	(0.760)%	09/20/2015	0.452%	18,000	(311)	0	(311)
Marsh & McLennan Cos., Inc.	BOA	(0.830)%	09/20/2015	0.452%	20,000	(424)	0	(424)
Marsh & McLennan Cos., Inc.	BOA	(0.990)%	09/20/2015	0.452%	30,000	(904)	(237)	(667)
Marsh & McLennan Cos., Inc.	BOA	(0.900)%	06/20/2019	0.490%	8,000	(274)	0	(274)
Marsh & McLennan Cos., Inc.	CITI	(1.000)%	09/20/2015	0.445%	7,000	(218)	(198)	(20)
Marsh & McLennan Cos., Inc.	CITI	(1.000)%	06/20/2019	0.482%	3,800	(164)	(155)	(9)
Marsh & McLennan Cos., Inc.	DUB	(0.590)%	09/20/2014	0.428%	10,000	(78)	85	(163)
Marsh & McLennan Cos., Inc.	DUB	(0.670)%	09/20/2014	0.428%	11,000	(127)	59	(186)
Marsh & McLennan Cos., Inc.	DUB	(1.000)%	09/20/2015	0.445%	5,000	(155)	(116)	(39)
Marsh & McLennan Cos., Inc.	DUB	(1.000)%	06/20/2019	0.482%	800	(34)	(34)	0
Masco Corp.	CITI	(4.240)%	03/20/2017	2.138%	9,020	(1,170)	0	(1,170)
Masco Corp.	GSC	(1.000)%	03/20/2017	2.071%	3,000	196	268	(72)
Masco Corp.	JPM	(1.000)%	06/20/2015	1.985%	5,000	245	232	13
Masco Corp.	MSC	(0.580)%	09/20/2012	1.905%	5,000	186	0	186
Masco Corp.	MSC	(0.680)%	09/20/2013	1.947%	10,000	462	0	462
Masco Corp.	UBS	(4.650)%	12/20/2016	2.125%	10,000	(1,519)	0	(1,519)
Mattel, Inc.	JPM	(0.400)%	06/20/2011	0.356%	10,300	(9)	0	(9)
Maytag Corp.	JPM	(0.460)%	06/20/2015	0.504%	10,000	22	0	22
McKesson Corp.	BOA	(0.380)%	03/20/2017	0.303%	1,600	(8)	15	(23)
McKesson Corp.	BOA	(1.020)%	03/20/2017	0.303%	10,000	(489)	(320)	(169)
McKesson Corp.	BOA	(0.640)%	03/20/2019	0.315%	8,000	(215)	0	(215)
MDC Holdings, Inc.	BNP	(1.250)%	12/20/2014	0.762%	9,000	(217)	0	(217)
MDC Holdings, Inc.	BOA	(1.000)%	12/20/2014	0.750%	3,000	(37)	0	(37)
MDC Holdings, Inc.	MLP	(1.350)%	12/20/2012	0.662%	10,500	(231)	0	(231)
Motorola, Inc.	DUB	(1.000)%	12/20/2011	0.995%	5,000	(2)	133	(135)
Motorola, Inc.	DUB	(1.000)%	12/20/2012	1.146%	7,500	32	294	(262)
Nabors Industries, Inc.	BCLY	(2.710)%	03/20/2018	1.096%	8,000	(932)	0	(932)
Nabors Industries, Inc.	CITI	(1.000)%	03/20/2018	1.078%	9,000	48	80	(32)
Nabors Industries, Inc.	CITI	(1.050)%	03/20/2018	1.096%	20,000	59	0	59
Nabors Industries, Inc.	CITI	(2.510)%	03/20/2018	1.096%	2,200	(225)	0	(225)
Nabors Industries, Inc.	DUB	(0.630)%	03/20/2018	1.096%	6,000	199	832	(633)
Nabors Industries, Inc.	DUB	(0.900)%	03/20/2018	1.096%	15,000	207	0	207
Nationwide Health Properties, Inc.	DUB	(0.620)%	09/20/2011	1.633%	13,600	264	0	264
Newell Rubbermaid, Inc.	BOA	(2.710)%	06/20/2019	1.756%	12,000	(880)	0	(880)
Newell Rubbermaid, Inc.	UBS	(1.790)%	06/20/2018	1.730%	19,000	(90)	0	(90)
NiSource Finance Corp.	RBS	(0.540)%	03/20/2013	1.449%	12,400	370	0	370

Total Return Fund

Nordstrom, Inc.	BOA	(0.850)%	03/20/2018	1.748%	4,300	268	693	(425)
Nordstrom, Inc.	BOA	(5.190)%	03/20/2018	1.748%	15,000	(3,613)	0	(3,613)
Nordstrom, Inc.	DUB	(1.530)%	03/20/2018	1.748%	12,925	191	0	191
Nordstrom, Inc.	GSC	(0.820)%	03/20/2018	1.748%	2,600	167	368	(201)
Nordstrom, Inc.	UBS	(1.400)%	03/20/2018	1.748%	8,000	191	0	191
Northrop Grumman Space & Mission Systems Corp.	JPM	(0.110)%	03/20/2010	0.156%	5,000	1	0	1
Nucor Corp.	BCLY	(0.510)%	06/20/2018	0.669%	6,000	71	594	(523)
Nucor Corp.	GSC	(0.530)%	06/20/2018	0.669%	4,000	42	426	(384)
Office Depot, Inc.	DUB	(5.000)%	09/20/2013	5.847%	8,000	210	240	(30)
Omnicom Group, Inc.	MSC	(0.380)%	06/20/2016	0.668%	9,600	168	0	168
ONEOK Partners LP	JPM	(0.660)%	12/20/2016	0.947%	10,200	184	0	184
ORIX Corp.	MLP	(0.280)%	12/20/2011	3.664%	20,000	1,422	0	1,422
Packaging Corp. of America	CSFB	(0.940)%	09/20/2013	0.634%	10,000	(119)	0	(119)
Pactiv Corp.	BOA	(1.230)%	03/20/2018	0.807%	6,745	(211)	182	(393)
Pearson Dollar Finance PLC	BCLY	(0.610)%	06/20/2013	0.408%	25,000	(187)	0	(187)
Pearson Dollar Finance PLC	BCLY	(0.730)%	06/20/2018	0.581%	7,000	(81)	0	(81)
Pearson Dollar Finance PLC	BCLY	(0.770)%	06/20/2018	0.581%	10,000	(146)	0	(146)
Pearson Dollar Finance PLC	DUB	(0.720)%	06/20/2018	0.581%	11,000	(119)	0	(119)
Pearson Dollar Finance PLC	JPM	(0.830)%	06/20/2014	0.459%	5,000	(85)	5	(90)
Plains All American Pipeline LP	MSC	(0.550)%	12/20/2013	1.188%	10,000	252	0	252
PMI Group, Inc.	JPM	(0.460)%	09/20/2016	12.327%	9,500	4,015	0	4,015
Qwest Corp.	BOA	(2.500)%	06/20/2013	2.577%	5,000	10	363	(353)
Qwest Corp.	MSC	(4.320)%	06/20/2013	2.577%	2,000	(122)	0	(122)
RadioShack Corp.	BOA	(1.250)%	06/20/2011	0.781%	10,000	(84)	0	(84)
RadioShack Corp.	MLP	(2.250)%	06/20/2011	0.781%	35,200	(908)	0	(908)
Reed Elsevier Capital, Inc.	MLP	(0.290)%	06/20/2012	0.488%	5,000	26	0	26
Rexam PLC	BCLY	(1.450)%	06/20/2013	1.075%	12,500	(172)	981	(1,153)
Rexam PLC	RBS	(1.450)%	06/20/2013	1.075%	4,000	(55)	273	(328)
Rohm and Haas Co.	BNP	(1.000)%	09/20/2017	1.013%	30,000	17	(437)	454
Rohm and Haas Co.	BNP	(1.600)%	09/20/2017	1.025%	4,665	(186)	0	(186)
Rohm and Haas Co.	BOA	(0.700)%	09/20/2017	1.025%	13,425	297	0	297
Rohm and Haas Co.	BOA	(1.000)%	09/20/2017	1.013%	1,500	1	(17)	18
Rohm and Haas Co.	CITI	(0.540)%	09/20/2017	1.025%	7,000	232	0	232
RPM International, Inc.	BCLY	(1.460)%	03/20/2018	1.428%	2,800	(7)	0	(7)
RPM International, Inc.	BOA	(1.030)%	03/20/2018	1.428%	9,000	249	399	(150)
RPM International, Inc.	GSC	(1.000)%	03/20/2018	1.415%	15,000	433	220	213
RR Donnelley & Sons Co.	BOA	(5.000)%	09/20/2016	2.372%	17,300	(2,659)	(1,598)	(1,061)
RR Donnelley & Sons Co.	BOA	(3.500)%	03/20/2019	2.489%	25,000	(1,842)	0	(1,842)
RR Donnelley & Sons Co.	DUB	(3.250)%	03/20/2017	2.415%	10,000	(520)	0	(520)
RR Donnelley & Sons Co.	GSC	(1.000)%	09/20/2016	2.372%	7,700	610	962	(352)
Ryder System, Inc.	BCLY	(3.540)%	03/20/2013	1.001%	10,000	(856)	0	(856)
Ryder System, Inc.	BOA	(1.490)%	09/20/2015	1.145%	10,000	(190)	0	(190)
Ryder System, Inc.	BOA	(1.730)%	09/20/2015	1.145%	11,000	(351)	0	(351)
Ryder System, Inc.	CITI	(3.060)%	03/20/2013	1.001%	8,690	(604)	0	(604)
Ryder System, Inc.	DUB	(1.320)%	12/20/2016	1.145%	10,000	(114)	883	(997)
Ryder System, Inc.	GSC	(1.700)%	09/20/2015	1.145%	7,000	(212)	0	(212)
Ryder System, Inc.	GSC	(1.050)%	12/20/2016	1.145%	7,700	44	806	(762)
Ryder System, Inc.	GSC	(1.960)%	12/20/2016	1.145%	7,300	(378)	0	(378)
Ryder System, Inc.	JPM	(0.270)%	06/20/2011	0.880%	5,300	55	0	55
Ryland Group, Inc.	BCLY	(1.000)%	06/20/2017	1.572%	2,200	81	159	(78)
Ryland Group, Inc.	DUB	(1.000)%	03/20/2015	1.534%	9,000	233	668	(435)
Ryland Group, Inc.	RBS	(1.000)%	06/20/2017	1.572%	900	33	67	(34)
SCA Finans AB	DUB	(0.810)%	09/20/2015	0.966%	5,250	43	664	(621)
Seagate Technology HDD Holdings	JPM	(2.250)%	12/20/2011	3.359%	11,100	249	735	(486)
Sealed Air Corp.	BOA	(1.060)%	09/20/2013	0.982%	9,250	(30)	517	(547)
Sempra Energy	DUB	(1.250)%	03/20/2019	0.780%	15,000	(566)	0	(566)
Simon Property Group LP	GSC	(1.470)%	12/20/2016	1.471%	8,400	(3)	1,023	(1,026)
Simon Property Group LP	GSC	(3.010)%	12/20/2016	1.471%	3,300	(316)	0	(316)
Simon Property Group LP	JPM	(0.180)%	06/20/2010	0.721%	8,000	31	0	31
Simon Property Group LP	MSC	(1.120)%	06/20/2016	1.475%	10,000	204	1,361	(1,157)
Simon Property Group LP	MSC	(0.885)%	06/20/2018	1.516%	2,000	89	268	(179)
Simon Property Group LP	RBS	(0.220)%	09/20/2011	1.204%	5,100	97	0	97
Simon Property Group LP	RBS	(1.060)%	03/20/2017	1.479%	8,000	210	1,135	(925)
Spectra Energy Capital LLC	DUB	(1.200)%	06/20/2018	0.656%	1,200	(50)	52	(102)
Spectra Energy Capital LLC	MSC	(1.150)%	06/20/2018	0.656%	2,500	(94)	120	(214)
Spectra Energy Capital LLC	RBS	(2.000)%	03/20/2014	0.556%	24,000	(1,493)	0	(1,493)
Sprint Capital Corp.	BCLY	(3.630)%	03/20/2012	3.065%	11,000	(156)	0	(156)
Staples, Inc.	BOA	(3.750)%	03/20/2014	1.046%	18,000	(2,063)	0	(2,063)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000)%	06/20/2012	2.631%	5,500	(342)	(167)	(175)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000)%	03/20/2013	2.709%	2,000	(149)	(97)	(52)
Tate & Lyle International Finance PLC	BCLY	(1.250)%	12/20/2014	1.375%	12,000	67	0	67
Temple-Inland, Inc.	BNP	(6.670)%	03/20/2018	1.649%	7,430	(2,602)	0	(2,602)
Temple-Inland, Inc.	BOA	(1.000)%	03/20/2018	1.589%	4,000	163	209	(46)
Toll Brothers Finance Corp.	BOA	(1.000)%	12/20/2019	1.378%	7,000	213	251	(38)
Toll Brothers Finance Corp.	GSC	(1.000)%	12/20/2017	1.322%	2,700	60	71	(11)
Toll Brothers Finance Corp.	MSC	(1.390)%	09/20/2013	1.076%	9,800	(120)	0	(120)
Tyco Electronics Group S.A.	DUB	(0.950)%	12/20/2017	1.015%	7,500	32	494	(462)
Tyco Electronics Group S.A.	GSC	(1.530)%	12/20/2012	0.769%	6,500	(158)	0	(158)
Tyson Foods, Inc.	BNP	(1.000)%	03/20/2014	1.880%	4,000	143	136	7
Tyson Foods, Inc.	RBS	(3.200)%	12/20/2011	1.714%	25,000	(825)	0	(825)
Tyson Foods, Inc.	RBS	(3.250)%	06/20/2016	2.045%	19,000	(1,316)	0	(1,316)
UBS AG	GSC	(2.010)%	06/20/2018	1.012%	10,000	(741)	0	(741)
UBS AG	MSC	(0.505)%	12/20/2017	1.004%	29,600	1,035	1,498	(463)

Total Return Fund

Universal Health Services, Inc.	BOA	(0.787)%	06/20/2016	0.667%	2,575	(19)	129	(148)
Universal Health Services, Inc.	BOA	(1.250)%	06/20/2016	0.667%	8,000	(286)	303	(589)
Universal Health Services, Inc.	BOA	(1.610)%	06/20/2016	0.667%	7,000	(404)	50	(454)
UST, Inc.	BCLY	(0.700)%	03/20/2018	0.186%	24,000	(938)	0	(938)
Valero Energy Corp.	CSFB	(2.650)%	03/20/2019	2.508%	15,000	(162)	0	(162)
Viacom, Inc.	DUB	(1.150)%	06/20/2016	0.924%	5,000	(70)	394	(464)
Vivendi	BCLY	(1.510)%	06/20/2018	1.308%	20,000	(300)	0	(300)
Vivendi	BOA	(1.200)%	06/20/2013	1.127%	10,000	(29)	102	(131)
Vivendi	BOA	(1.280)%	06/20/2013	1.127%	30,000	(173)	204	(377)
Vivendi	CSFB	(1.465)%	06/20/2018	1.308%	8,000	(94)	12	(106)
Vivendi	CSFB	(1.540)%	06/20/2018	1.308%	4,700	(81)	7	(88)
Vivendi	DUB	(1.000)%	06/20/2018	1.308%	15,000	329	0	329
Vivendi	RBS	(1.500)%	06/20/2018	1.308%	20,000	(286)	29	(315)
VTB Capital S.A.	BCLY	(2.150)%	05/20/2013	3.672%	15,000	633	6,476	(5,843)
Waste Management, Inc.	BOA	(1.460)%	03/20/2014	0.725%	7,650	(241)	(127)	(114)
Waste Management, Inc.	CITI	(1.300)%	03/20/2019	0.829%	12,000	(453)	0	(453)
Weatherford International, Inc.	BCLY	(0.790)%	06/20/2012	0.838%	16,500	17	586	(569)
Wesfarmers Ltd.	BCLY	(2.235)%	06/20/2013	0.718%	25,000	(1,377)	372	(1,749)
Wesfarmers Ltd.	GSC	(2.510)%	06/20/2013	0.718%	23,200	(1,508)	0	(1,508)
Westvaco Corp.	JPM	(1.000)%	09/20/2019	1.057%	20,000	88	318	(230)
Weyerhaeuser Co.	DUB	(1.000)%	03/20/2012	1.446%	7,500	78	50	28
XL Capital Finance Europe PLC	BCLY	(0.310)%	03/20/2012	1.441%	10,600	287	0	287
XL Capital Ltd.	CSFB	(1.410)%	09/20/2014	1.646%	1,600	16	435	(419)
Xstrata Finance Canada Ltd.	JPM	(0.290)%	12/20/2011	1.445%	11,250	282	0	282

						$(36,776)	$59,266	$(96,042)

Credit Default Swaps on Corporate, Sovereign, and U.S. Municipal Issues - Sell Protection(2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2009(3)	Notional Amount(4)	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American Express Co.	CITI	4.300%	12/20/2013	1.268%	$18,000	$2,178	$0	$2,178
American International Group, Inc.	BCLY	1.800%	03/20/2013	8.112%	3,700	(654)	0	(654)
American International Group, Inc.	BCLY	1.815%	03/20/2013	8.112%	9,150	(1,614)	0	(1,614)
American International Group, Inc.	BCLY	1.130%	06/20/2013	8.099%	9,100	(1,877)	0	(1,877)
American International Group, Inc.	BCLY	6.500%	12/20/2013	8.079%	20,000	(992)	0	(992)
American International Group, Inc.	BOA	0.195%	03/20/2010	7.981%	5,000	(180)	0	(180)
American International Group, Inc.	BOA	5.000%	12/20/2010	5.000%	25,000	(965)	(1,000)	35
American International Group, Inc.	CITI	6.550%	12/20/2013	8.079%	25,000	(1,199)	0	(1,199)
American International Group, Inc.	CSFB	1.810%	03/20/2013	8.112%	6,000	(1,059)	0	(1,059)
American International Group, Inc.	CSFB	2.270%	03/20/2013	8.112%	5,000	(817)	0	(817)
American International Group, Inc.	DUB	1.120%	06/20/2013	8.099%	10,700	(2,210)	0	(2,210)
American International Group, Inc.	DUB	1.130%	06/20/2013	8.099%	200	(41)	0	(41)
American International Group, Inc.	GSC	5.000%	06/20/2010	7.856%	4,000	(74)	(640)	566
American International Group, Inc.	GSC	5.000%	09/20/2011	8.199%	17,400	(960)	(4,002)	3,042
American International Group, Inc.	GSC	1.150%	06/20/2013	8.099%	10,000	(2,057)	0	(2,057)
American International Group, Inc.	GSC	1.650%	06/20/2013	8.099%	17,000	(3,242)	0	(3,242)
American International Group, Inc.	UBS	5.000%	12/20/2010	5.000%	25,000	(965)	(1,000)	35
American International Group, Inc.	UBS	5.000%	12/20/2011	5.000%	25,000	(1,715)	(1,750)	35
American International Group, Inc.	UBS	2.250%	03/20/2013	8.112%	1,000	(164)	0	(164)
Berkshire Hathaway Finance Corp.	BCLY	1.012%	09/20/2013	1.380%	20,000	(269)	0	(269)
Brazil Government International Bond	BCLY	1.400%	05/20/2010	0.574%	25,000	290	0	290
Brazil Government International Bond	BCLY	0.980%	01/20/2012	0.832%	15,000	80	0	80
Brazil Government International Bond	BCLY	1.620%	03/20/2013	1.004%	20,900	440	0	440
Brazil Government International Bond	CSFB	2.090%	05/20/2016	1.365%	10,000	505	0	505
Brazil Government International Bond	DUB	0.980%	01/20/2012	0.832%	7,500	40	0	40
Brazil Government International Bond	MLP	1.710%	05/20/2013	1.034%	15,000	450	0	450
Brazil Government International Bond	MLP	1.950%	04/20/2016	1.361%	300	13	0	13
Brazil Government International Bond	MSC	1.140%	11/20/2011	0.810%	50,000	562	0	562
Brazil Government International Bond	MSC	1.660%	03/20/2013	1.004%	47,000	1,054	0	1,054
Brazil Government International Bond	MSC	1.770%	09/20/2014	1.236%	15,000	378	0	378
Brazil Government International Bond	MSC	1.520%	01/20/2017	1.401%	6,000	64	0	64
California State General Obligation Notes, Series 2005	GSC	0.610%	03/20/2018	1.902%	25,000	(1,762)	0	(1,762)
Chrysler Financial	DUB	5.050%	09/20/2012	6.558%	6,000	(180)	0	(180)
CIT Group, Inc.	CITI	5.000%	12/20/2013	27.483%	5,200	(1,755)	(1,326)	(429)
CIT Group, Inc.	DUB	5.000%	12/20/2013	27.483%	15,000	(5,061)	(3,750)	(1,311)
CIT Group, Inc.	GSC	5.000%	03/20/2014	27.107%	10,000	(3,414)	(800)	(2,614)
CIT Group, Inc.	MLP	5.000%	12/20/2013	27.483%	10,000	(3,374)	(2,200)	(1,174)
CIT Group, Inc.	MLP	5.000%	03/20/2014	27.107%	5,000	(1,707)	(425)	(1,282)
Colombia Government International Bond	BCLY	2.200%	05/20/2010	0.757%	25,000	479	0	479
El Paso Corp.	CITI	5.000%	06/20/2012	5.448%	3,900	(37)	(193)	156
Florida State Board of Education General Obligation Notes, Series 2005	CITI	0.470%	03/20/2018	0.650%	10,000	(120)	0	(120)
Ford Motor Credit Co. LLC	BCLY	4.150%	09/20/2012	5.348%	10,000	(304)	0	(304)
Ford Motor Credit Co. LLC	BCLY	5.800%	09/20/2012	5.348%	4,100	55	0	55
Ford Motor Credit Co. LLC	BNP	4.450%	06/20/2011	4.916%	10,000	(63)	0	(63)
Ford Motor Credit Co. LLC	CITI	5.800%	09/20/2012	5.348%	10,000	135	0	135
Ford Motor Credit Co. LLC	DUB	4.760%	06/20/2011	4.916%	10,000	(12)	0	(12)
Ford Motor Credit Co. LLC	DUB	4.770%	06/20/2011	4.916%	10,000	(10)	0	(10)
Ford Motor Credit Co. LLC	DUB	4.830%	06/20/2011	4.916%	10,000	(1)	0	(1)
Ford Motor Credit Co. LLC	DUB	4.920%	06/20/2011	4.916%	10,000	14	0	14
Ford Motor Credit Co. LLC	DUB	5.020%	06/20/2011	4.916%	3,000	9	0	9
Ford Motor Credit Co. LLC	DUB	4.620%	09/20/2011	4.991%	25,000	(139)	0	(139)
Ford Motor Credit Co. LLC	DUB	3.850%	09/20/2012	5.348%	10,000	(383)	0	(383)

Total Return Fund

Ford Motor Credit Co. LLC	DUB	5.650%	09/20/2012	5.348%	3,500	33	0	33
Ford Motor Credit Co. LLC	DUB	5.750%	09/20/2012	5.348%	10,000	122	0	122
Ford Motor Credit Co. LLC	DUB	5.850%	09/20/2012	5.348%	10,000	148	0	148
Ford Motor Credit Co. LLC	GSC	5.050%	06/20/2011	4.916%	10,000	36	0	36
Ford Motor Credit Co. LLC	GSC	3.850%	09/20/2012	5.348%	5,800	(222)	0	(222)
Ford Motor Credit Co. LLC	GSC	5.700%	09/20/2012	5.348%	10,000	108	0	108
Ford Motor Credit Co. LLC	GSC	5.850%	09/20/2012	5.348%	12,800	190	0	190
Ford Motor Credit Co. LLC	JPM	4.150%	06/20/2010	4.273%	10,000	3	0	3
Ford Motor Credit Co. LLC	JPM	4.600%	06/20/2011	4.916%	15,000	(58)	0	(58)
Ford Motor Credit Co. LLC	JPM	5.320%	06/20/2011	4.916%	10,000	80	0	80
Ford Motor Credit Co. LLC	JPM	5.620%	09/20/2012	5.348%	10,000	87	0	87
Ford Motor Credit Co. LLC	JPM	5.750%	09/20/2012	5.348%	8,000	97	0	97
Ford Motor Credit Co. LLC	MLP	5.620%	09/20/2012	5.348%	5,100	44	0	44
Ford Motor Credit Co. LLC	MSC	4.750%	03/20/2011	4.815%	10,000	4	0	4
Ford Motor Credit Co. LLC	MSC	4.500%	06/20/2011	4.916%	20,000	(110)	0	(110)
Ford Motor Credit Co. LLC	UBS	5.350%	12/20/2010	4.676%	10,000	94	0	94
Ford Motor Credit Co. LLC	UBS	4.750%	03/20/2011	4.815%	5,000	2	0	2
Ford Motor Credit Co. LLC	UBS	4.470%	06/20/2011	4.916%	25,000	(150)	0	(150)
Ford Motor Credit Co. LLC	UBS	4.800%	06/20/2011	4.916%	25,000	(14)	0	(14)
France Government Bond OAT	JPM	0.250%	03/20/2015	0.219%	30,000	34	0	34
General Electric Capital Corp.	BCLY	0.770%	06/20/2010	1.471%	6,500	(32)	0	(32)
General Electric Capital Corp.	BCLY	0.850%	06/20/2010	1.471%	17,500	(74)	0	(74)
General Electric Capital Corp.	BCLY	1.020%	09/20/2010	1.492%	52,100	(224)	0	(224)
General Electric Capital Corp.	BCLY	0.935%	12/20/2010	1.504%	7,200	(48)	0	(48)
General Electric Capital Corp.	BCLY	0.620%	03/20/2011	1.638%	32,500	(475)	0	(475)
General Electric Capital Corp.	BCLY	5.000%	06/20/2012	1.858%	22,300	1,860	459	1,401
General Electric Capital Corp.	BCLY	0.640%	12/20/2012	1.959%	33,800	(1,349)	0	(1,349)
General Electric Capital Corp.	BCLY	0.910%	03/20/2013	1.977%	50,000	(1,721)	0	(1,721)
General Electric Capital Corp.	BCLY	1.580%	03/20/2013	1.977%	25,000	(312)	0	(312)
General Electric Capital Corp.	BCLY	1.280%	06/20/2013	1.994%	40,000	(973)	0	(973)
General Electric Capital Corp.	BCLY	4.050%	12/20/2013	2.021%	25,000	1,986	0	1,986
General Electric Capital Corp.	BCLY	4.800%	12/20/2013	2.021%	30,000	3,258	0	3,258
General Electric Capital Corp.	BCLY	5.000%	06/20/2014	1.972%	20,000	2,605	560	2,045
General Electric Capital Corp.	BNP	1.100%	12/20/2009	1.471%	1,300	(1)	0	(1)
General Electric Capital Corp.	BNP	1.000%	09/20/2010	1.444%	2,000	(8)	(25)	17
General Electric Capital Corp.	BNP	0.940%	12/20/2010	1.504%	22,800	(150)	0	(150)
General Electric Capital Corp.	BNP	0.800%	06/20/2011	1.736%	10,000	(156)	0	(156)
General Electric Capital Corp.	BNP	5.000%	09/20/2011	1.750%	14,400	923	674	249
General Electric Capital Corp.	BNP	4.700%	12/20/2013	2.021%	7,300	765	0	765
General Electric Capital Corp.	BOA	0.193%	03/20/2010	1.471%	50,000	(299)	0	(299)
General Electric Capital Corp.	BOA	0.800%	06/20/2010	1.471%	25,000	(116)	0	(116)
General Electric Capital Corp.	BOA	5.000%	06/20/2010	1.424%	15,300	417	(421)	838
General Electric Capital Corp.	BOA	5.000%	09/20/2011	1.750%	49,000	3,141	2,591	550
General Electric Capital Corp.	BOA	5.000%	06/20/2012	1.858%	25,000	2,085	332	1,753
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.972%	120,500	15,695	4,012	11,683
General Electric Capital Corp.	CITI	1.050%	03/20/2010	1.471%	5,400	(9)	0	(9)
General Electric Capital Corp.	CITI	1.100%	03/20/2010	1.471%	14,800	(21)	0	(21)
General Electric Capital Corp.	CITI	1.150%	03/20/2010	1.471%	9,000	(11)	0	(11)
General Electric Capital Corp.	CITI	1.100%	06/20/2010	1.471%	26,400	(63)	0	(63)
General Electric Capital Corp.	CITI	5.000%	06/20/2010	1.424%	12,400	338	(292)	630
General Electric Capital Corp.	CITI	1.000%	09/20/2010	1.444%	25,000	(101)	(236)	135
General Electric Capital Corp.	CITI	1.120%	12/20/2010	1.504%	8,600	(37)	0	(37)
General Electric Capital Corp.	CITI	5.000%	06/20/2011	1.680%	7,000	403	(340)	743
General Electric Capital Corp.	CITI	4.000%	12/20/2013	2.021%	17,300	1,341	0	1,341
General Electric Capital Corp.	CITI	4.325%	12/20/2013	2.021%	57,300	5,165	0	5,165
General Electric Capital Corp.	CITI	4.800%	12/20/2013	2.021%	50,000	5,431	0	5,431
General Electric Capital Corp.	CITI	4.875%	12/20/2013	2.021%	46,900	5,231	0	5,231
General Electric Capital Corp.	CITI	3.800%	03/20/2014	2.029%	30,000	2,185	0	2,185
General Electric Capital Corp.	CITI	3.820%	03/20/2014	2.029%	50,000	3,682	0	3,682
General Electric Capital Corp.	CITI	3.850%	03/20/2014	2.029%	25,900	1,939	0	1,939
General Electric Capital Corp.	CITI	3.950%	03/20/2014	2.029%	15,000	1,184	0	1,184
General Electric Capital Corp.	CITI	4.000%	03/20/2014	2.029%	50,000	4,049	0	4,049
General Electric Capital Corp.	CITI	5.000%	09/20/2014	1.978%	50,000	6,785	1,187	5,598
General Electric Capital Corp.	DUB	5.000%	12/20/2009	1.424%	1,000	9	6	3
General Electric Capital Corp.	DUB	0.800%	06/20/2010	1.471%	20,200	(94)	0	(94)
General Electric Capital Corp.	DUB	1.020%	06/20/2010	1.471%	26,400	(79)	0	(79)
General Electric Capital Corp.	DUB	1.000%	09/20/2010	1.444%	8,500	(34)	(95)	61
General Electric Capital Corp.	DUB	1.070%	09/20/2010	1.492%	21,900	(83)	0	(83)
General Electric Capital Corp.	DUB	0.950%	12/20/2010	1.504%	10,400	(67)	0	(67)
General Electric Capital Corp.	DUB	5.000%	03/20/2011	1.638%	1,100	55	(72)	127
General Electric Capital Corp.	DUB	1.000%	09/20/2011	1.750%	10,000	(142)	(285)	143
General Electric Capital Corp.	DUB	1.500%	09/20/2011	1.808%	900	(5)	0	(5)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	1.930%	55,000	5,924	1,269	4,655
General Electric Capital Corp.	DUB	5.000%	09/20/2013	1.944%	30,000	3,405	634	2,771
General Electric Capital Corp.	DUB	4.300%	12/20/2013	2.021%	24,700	2,203	0	2,203
General Electric Capital Corp.	DUB	4.800%	12/20/2013	2.021%	20,000	2,172	0	2,172
General Electric Capital Corp.	DUB	4.900%	12/20/2013	2.021%	34,100	3,836	0	3,836
General Electric Capital Corp.	DUB	4.000%	03/20/2014	2.029%	10,000	810	0	810
General Electric Capital Corp.	DUB	4.050%	03/20/2014	2.029%	25,000	2,075	0	2,075

Total Return Fund

General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.972%		49,800	6,486	1,614	4,872
General Electric Capital Corp.	GSC	0.900%	12/20/2010	1.504%		6,400	(45)	0	(45)
General Electric Capital Corp.	GSC	8.000%	03/20/2011	1.638%		2,900	274	0	274
General Electric Capital Corp.	GSC	0.960%	06/20/2011	1.736%		14,000	(180)	0	(180)
General Electric Capital Corp.	GSC	5.000%	06/20/2011	1.680%		16,400	945	245	700
General Electric Capital Corp.	GSC	1.280%	06/20/2013	1.994%		10,000	(243)	0	(243)
General Electric Capital Corp.	JPM	5.000%	06/20/2010	1.424%		100	3	(4)	7
General Electric Capital Corp.	JPM	5.000%	09/20/2011	1.750%		24,200	1,551	1,250	301
General Electric Capital Corp.	JPM	0.280%	03/20/2016	2.049%		10,000	(969)	0	(969)
General Electric Capital Corp.	MLP	1.100%	12/20/2009	1.471%		23,000	(12)	0	(12)
General Electric Capital Corp.	MLP	0.800%	06/20/2010	1.471%		15,000	(69)	0	(69)
General Electric Capital Corp.	UBS	1.000%	09/20/2010	1.444%		43,000	(173)	(406)	233
GMAC, Inc.	DUB	4.000%	09/20/2012	6.550%		10,000	(642)	0	(642)
GMAC, Inc.	JPM	3.750%	09/20/2012	6.550%		12,000	(848)	0	(848)
HSBC Finance Corp.	CITI	1.000%	09/20/2010	1.191%		4,400	(7)	(67)	60
HSBC Finance Corp.	DUB	5.000%	12/20/2011	1.309%		355	29	19	10
HSBC Finance Corp.	RBS	1.800%	03/20/2010	1.237%		16,700	53	0	53
Indonesia Government International Bond	RBS	1.310%	12/20/2011	1.494%		44,300	(161)	0	(161)
Indonesia Government International Bond	RBS	1.330%	12/20/2011	1.494%		50,000	(160)	0	(160)
Indonesia Government International Bond	RBS	1.085%	03/20/2012	1.534%		24,270	(255)	0	(255)
JPMorgan Chase & Co.	BNP	0.930%	03/20/2013	0.667%		10,000	91	0	91
JPMorgan Chase & Co.	MSC	0.860%	03/20/2013	0.667%		9,000	61	0	61
JSC Gazprom	JPM	0.970%	10/20/2012	2.566%		45,400	(1,897)	0	(1,897)
JSC Gazprom	JPM	1.020%	10/20/2012	2.566%		45,400	(1,821)	0	(1,821)
JSC Gazprom	JPM	2.170%	02/20/2013	2.634%		58,600	(716)	0	(716)
JSC Gazprom	JPM	2.180%	02/20/2013	2.634%		49,900	(593)	0	(593)
JSC Gazprom	MSC	0.870%	11/20/2011	2.310%		50,000	(1,340)	0	(1,340)
JSC Gazprom	MSC	2.180%	02/20/2013	2.634%		29,600	(352)	0	(352)
Mexico Government International Bond	BCLY	2.100%	05/20/2010	0.914%		40,000	682	0	682
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.633%		6,950	(281)	0	(281)
Mexico Government International Bond	MLP	2.100%	05/20/2010	0.914%		10,000	170	0	170
Morgan Stanley	DUB	1.863%	06/20/2010	1.207%		20,000	105	0	105
Morgan Stanley	RBS	1.850%	06/20/2010	1.207%		6,100	32	0	32
Panama Government International Bond	CSFB	1.200%	02/20/2017	1.535%		14,400	(288)	0	(288)
Panama Government International Bond	DUB	1.170%	04/20/2017	1.541%		20,000	(375)	0	(375)
Panama Government International Bond	HSBC	0.760%	01/20/2012	0.963%		4,600	(14)	0	(14)
Panama Government International Bond	JPM	0.730%	01/20/2012	0.963%		12,600	(48)	0	(48)
Panama Government International Bond	JPM	1.250%	01/20/2017	1.532%		2,800	(43)	0	(43)
Panama Government International Bond	JPM	1.230%	02/20/2017	1.535%		10,000	(180)	0	(180)
Panama Government International Bond	MSC	0.750%	01/20/2012	0.963%		44,400	(148)	0	(148)
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	2.171%		10,000	1,264	(179)	1,443
Prudential Financial, Inc.	CITI	5.000%	09/20/2014	2.171%		5,000	632	(90)	722
Prudential Financial, Inc.	GSC	2.250%	03/20/2013	2.079%		10,000	62	0	62
Qwest Capital Funding, Inc.	BOA	4.750%	09/20/2010	3.269%		5,000	78	0	78
Qwest Capital Funding, Inc.	CSFB	4.160%	09/20/2010	3.195%		3,000	31	0	31
Qwest Capital Funding, Inc.	CSFB	4.170%	09/20/2010	3.269%		5,000	49	0	49
Qwest Capital Funding, Inc.	CSFB	4.650%	09/20/2010	3.269%		2,000	29	0	29
Qwest Capital Funding, Inc.	GSC	4.170%	09/20/2010	3.269%		5,000	49	0	49
Republic of Germany Government Bond	BNP	0.250%	03/20/2015	0.191%		30,000	94	55	39
Republic of Greece Government Bond	JPM	1.000%	03/20/2015	1.183%		30,000	(265)	(239)	(26)
Republic of Italy Government Bond	JPM	1.000%	03/20/2015	0.648%		30,000	547	504	43
Republic of Korea Government Bond	JPM	3.800%	12/20/2009	0.673%		3,000	24	0	24
SLM Corp.	BCLY	5.000%	09/20/2011	9.000%		2,800	(188)	(196)	8
SLM Corp.	BNP	4.600%	03/20/2010	10.112%		5,000	(120)	0	(120)
SLM Corp.	BOA	4.350%	06/20/2010	10.114%		50,000	(1,926)	0	(1,926)
SLM Corp.	BOA	5.000%	06/20/2010	9.954%		4,600	(150)	(241)	91
SLM Corp.	BOA	5.000%	09/20/2010	9.858%		25,000	(1,071)	(2,250)	1,179
SLM Corp.	BOA	5.000%	12/20/2010	9.802%		20,600	(1,080)	(1,830)	750
SLM Corp.	BOA	5.000%	09/20/2011	9.000%		10,500	(703)	(1,312)	609
SLM Corp.	BOA	5.000%	12/20/2011	8.854%		44,200	(3,159)	(3,536)	377
SLM Corp.	CITI	5.000%	06/20/2011	9.191%		25,000	(1,556)	(1,812)	256
SLM Corp.	CITI	5.000%	12/20/2013	8.728%		35,900	(4,127)	(4,909)	782
SLM Corp.	DUB	4.530%	03/20/2010	10.112%		20,000	(485)	0	(485)
SLM Corp.	DUB	5.000%	09/20/2010	9.858%		2,600	(111)	(208)	97
SLM Corp.	DUB	5.000%	12/20/2013	8.728%		15,000	(1,724)	(1,987)	263
SLM Corp.	DUB	5.000%	09/20/2014	8.553%		1,500	(183)	(169)	(14)
SLM Corp.	GSC	5.000%	03/20/2010	10.112%		4,500	(99)	(180)	81
SLM Corp.	GSC	4.660%	06/20/2010	10.114%		25,000	(907)	0	(907)
SLM Corp.	RBS	4.100%	03/20/2011	9.600%		10,000	(717)	0	(717)
SLM Corp.	UBS	5.000%	03/20/2010	9.953%		1,300	(28)	(52)	24
Swedbank AB	BNP	5.000%	09/20/2014	2.320%	EUR	25,000	4,462	4,065	397
Sweden Government International Bond	JPM	1.000%	03/20/2015	0.410%		$30,000	919	801	118
UBS AG	BNP	0.760%	03/20/2013	0.835%		30	0	0	0
United Kingdom Gilt	MSC	0.250%	03/20/2015	0.433%		30,000	(280)	(339)	59
United States Treasury Note	BNP	0.250%	03/20/2015	0.203%	EUR	20,000	74	42	32
Wells Fargo & Co.	BCLY	1.000%	03/20/2013	0.777%		$5,600	43	(116)	159
Wells Fargo & Co.	BCLY	2.500%	12/20/2013	0.809%		5,000	342	0	342
Wells Fargo & Co.	CITI	1.000%	03/20/2013	0.777%		7,100	55	(160)	215
Wells Fargo & Co.	DUB	1.240%	03/20/2013	0.789%		4,500	69	0	69
Wells Fargo & Co.	DUB	1.000%	09/20/2013	0.790%		14,000	115	(352)	467
Wells Fargo & Co.	DUB	2.500%	12/20/2013	0.809%		5,000	342	0	342
Wells Fargo & Co.	MSC	1.000%	03/20/2013	0.777%		3,600	28	(83)	111

							$41,222	$(19,250)	$60,472

Total Return Fund

Credit Default Swaps on Credit Indices - Buy Protection(1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CDX.HY-12 5-Year Index	DUB	(5.000)%	06/20/2014	$52,734	$3,157	$6,658	$(3,501)
CDX.IG-12 5-Year Index	GSC	(1.000)%	06/20/2014	428,900	1,724	4,549	(2,825)

					$4,881	$11,207	$(6,326)

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount(4)	Market Value(5)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-8 5-Year Index 35-100%	CITI	0.360%	06/20/2012	$100,146	$(2,610)	$0	$(2,610)
CDX.HY-8 5-Year Index 35-100%	CITI	0.401%	06/20/2012	126,049	(3,148)	0	(3,148)
CDX.HY-8 5-Year Index 35-100%	CITI	0.415%	06/20/2012	96,294	(2,370)	0	(2,370)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	901	0	901
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	723	0	723
CDX.IG-9 5-Year Index 15-30%	GSC	0.830%	12/20/2012	30,000	387	0	387
CDX.IG-9 5-Year Index 15-30%	GSC	0.940%	12/20/2012	33,800	555	0	555
CDX.IG-9 5-Year Index 15-30%	MSC	0.963%	12/20/2012	102,700	1,763	0	1,763
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	213,028	1,995	0	1,995
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	97,229	1,414	0	1,414
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,894	1,192	0	1,192
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,917	147	0	147
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	14,001	209	0	209
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,807	418	0	418
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	165,288	2,793	0	2,793
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	243,071	4,184	0	4,184
CDX.IG-9 5-Year Index 30-100%	GSC	0.695%	12/20/2012	14,195	207	0	207
CDX.IG-9 5-Year Index 30-100%	GSC	0.705%	12/20/2012	22,071	328	0	328
CDX.IG-9 5-Year Index 30-100%	MSC	0.711%	12/20/2012	388,914	5,855	0	5,855
CDX.IG-9 5-Year Index 30-100%	MSC	0.771%	12/20/2012	184,734	3,129	0	3,129
CDX.IG-9 10-Year Index 30-100%	GSC	0.508%	12/20/2017	243,071	2,621	0	2,621
CDX.IG-9 10-Year Index 30-100%	GSC	0.548%	12/20/2017	62,518	850	0	850
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	145,843	1,599	0	1,599
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	132,036	1,843	0	1,843
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	133,203	1,547	0	1,547
CDX.IG-10 5-Year Index 30-100%	GSC	0.463%	06/20/2013	164,899	1,556	0	1,556
CDX.IG-10 5-Year Index 30-100%	MLP	0.461%	06/20/2013	243,071	2,283	0	2,283

					$30,371	$0	$30,371

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities compromising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities compromising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities compromising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, U.S. municipal issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end.

Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Fund

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Month EUR- FRCPXTOB Index	2.090%	10/15/2010	BNP	EUR	65,400	$3,801	$(1)	$3,802
Pay	1-Month EUR- FRCPXTOB Index	2.103%	10/15/2010	BCLY		50,700	2,858	(69)	2,927
Pay	1-Month EUR- FRCPXTOB Index	2.146%	10/15/2010	UBS		58,500	3,695	0	3,695
Pay	1-Year BRL-CDI	11.360%	01/04/2010	BCLY	BRL	485,600	771	0	771
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MLP		148,200	378	0	378
Pay	1-Year BRL-CDI	11.430%	01/04/2010	MSC		170,000	434	0	434
Pay	1-Year BRL-CDI	11.465%	01/04/2010	GSC		126,400	382	0	382
Pay	1-Year BRL-CDI	12.410%	01/04/2010	UBS		282,200	4,238	(505)	4,743
Pay	1-Year BRL-CDI	12.670%	01/04/2010	MSC		282,400	4,348	(410)	4,758
Pay	1-Year BRL-CDI	12.780%	01/04/2010	MSC		427,800	8,585	442	8,143
Pay	1-Year BRL-CDI	12.860%	01/04/2010	GSC		7,100	150	15	135
Pay	1-Year BRL-CDI	12.948%	01/04/2010	MLP		203,900	4,583	177	4,406
Pay	1-Year BRL-CDI	14.370%	01/04/2010	MLP		193,200	8,293	0	8,293
Pay	1-Year BRL-CDI	10.575%	01/02/2012	UBS		159,000	(2,488)	(2,885)	397
Pay	1-Year BRL-CDI	10.600%	01/02/2012	BCLY		62,100	(328)	0	(328)
Pay	1-Year BRL-CDI	10.600%	01/02/2012	JPM		47,800	(252)	0	(252)
Pay	1-Year BRL-CDI	10.610%	01/02/2012	HSBC		99,700	(515)	0	(515)
Pay	1-Year BRL-CDI	10.835%	01/02/2012	GSC		540,400	(1,348)	518	(1,866)
Pay	1-Year BRL-CDI	10.990%	01/02/2012	GSC		183,500	(494)	0	(494)
Pay	1-Year BRL-CDI	11.650%	01/02/2012	BCLY		247,000	1,480	120	1,360
Pay	1-Year BRL-CDI	14.765%	01/02/2012	HSBC		8,300	353	56	297
Pay	1-Year BRL-CDI	14.765%	01/02/2012	MLP		47,500	2,019	175	1,844
Pay	3-Month AUD Bank Bill	4.250%	06/15/2011	RBC	AUD	350,900	(3,432)	(51)	(3,381)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	DUB		400,800	(3,088)	490	(3,578)
Pay	3-Month AUD Bank Bill	4.500%	06/15/2011	UBS		389,700	(3,002)	1,167	(4,169)
Pay	3-Month AUD Bank Bill	5.000%	12/15/2011	UBS		907,900	(6,143)	2,330	(8,473)
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	JPM	CAD	39,100	683	231	452
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBC		35,800	625	200	425
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023	RBS		212,400	3,709	1,244	2,465
Pay	3-Month USD- LIBOR	3.000%	12/16/2010	BOA		$2,749,300	59,195	57,488	1,707
Pay	3-Month USD- LIBOR	3.000%	12/16/2010	MSC		7,194,400	154,903	150,777	4,126
Pay	3-Month USD- LIBOR	3.150%	12/17/2010	RBS		5,369,500	195,966	0	195,966
Pay	3-Month USD- LIBOR	4.000%	12/17/2010	BOA		4,393,900	216,251	30,010	186,241
Pay	3-Month USD- LIBOR	4.000%	12/17/2010	MSC		384,830	18,940	(897)	19,837
Pay	3-Month USD- LIBOR	4.000%	12/17/2010	RBS		176,600	8,692	4,565	4,127
Pay	3-Month USD- LIBOR	3.000%	02/04/2011	BCLY		7,419,300	242,522	(72,969)	315,491
Pay	3-Month USD- LIBOR	3.000%	02/04/2011	RBS		8,279,900	270,653	51,368	219,285
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	BCLY		166,400	9,876	6,395	3,481
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	BOA		2,066,300	122,382	66,439	55,943
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	DUB		1,161,900	68,962	41,674	27,288
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	MLP		1,336,600	79,330	41,189	38,141
Pay	3-Month USD- LIBOR	4.000%	06/17/2011	RBS		1,487,600	88,292	51,678	36,614
Pay	3-Month USD- LIBOR	3.600%	07/07/2011	RBS		1,570,400	79,241	0	79,241
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	BCLY		4,654,700	214,200	0	214,200
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	JPM		3,549,800	163,355	0	163,355
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	MLP		998,800	45,963	0	45,963
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	MSC		8,771,300	403,638	92,992	310,646
Pay	3-Month USD- LIBOR	3.450%	08/05/2011	RBS		6,935,100	319,139	79,666	239,473
Pay	3-Month USD- LIBOR	3.000%	12/16/2011	BOA		771,600	22,323	17,924	4,399
Pay	3-Month USD- LIBOR	4.000%	12/16/2014	MSC		21,200	1,183	376	807
Pay	3-Month USD- LIBOR	4.000%	12/16/2014	RBS		835,700	46,652	17,864	28,788
Pay	3-Month USD- LIBOR	4.000%	12/16/2016	RBS		415,100	20,434	16,770	3,664
Pay	3-Month USD- LIBOR	4.000%	06/17/2019	MLP		700	41	66	(25)
Pay	3-Month USD- LIBOR	4.000%	12/16/2019	BOA		99,600	3,840	(2,177)	6,017
Pay	3-Month USD- LIBOR	4.000%	12/16/2019	MSC		597,500	23,034	(9,139)	32,173
Pay	3-Month USD- LIBOR	4.000%	12/16/2019	RBS		77,200	2,976	(1,797)	4,773
Pay	6-Month AUD Bank Bill	4.250%	09/15/2011	UBS	AUD	813,600	(9,569)	5,211	(14,780)
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	GSC		255,000	132	0	132
Pay	6-Month AUD Bank Bill	6.000%	09/15/2012	UBS		31,800	16	0	16
Pay	6-Month AUD Bank Bill	5.000%	06/15/2013	DUB		251,400	(6,068)	948	(7,016)
Pay	6-Month EUR- LIBOR	4.500%	03/18/2014	BNP	EUR	257,200	36,211	(3,876)	40,087
Pay	6-Month GBP- LIBOR	6.000%	12/19/2009	GSC	GBP	188,200	6,944	(1,961)	8,905
Pay	6-Month GBP- LIBOR	6.000%	03/20/2010	GSC		300,000	12,529	4,594	7,935
Pay	6-Month GBP- LIBOR	5.000%	06/16/2011	BCLY		1,930	204	17	187
Pay	6-Month GBP- LIBOR	2.500%	03/17/2012	HSBC		1,800	(2)	(7)	5
Pay	6-Month GBP- LIBOR	5.100%	09/15/2013	RBS		19,200	2,517	(37)	2,554
Pay	6-Month GBP- LIBOR	5.000%	09/17/2013	GSC		23,300	2,910	209	2,701
Pay	6-Month GBP- LIBOR	5.000%	09/17/2013	HSBC		162,900	20,346	1,649	18,697
Pay	6-Month GBP- LIBOR	5.000%	03/18/2014	DUB		107,500	13,792	54	13,738
Pay	6-Month GBP- LIBOR	5.250%	03/18/2014	CSFB		80,000	11,618	(91)	11,709
Pay	6-Month GBP- LIBOR	5.250%	03/18/2014	GSC		100,300	14,565	(57)	14,622
Pay	6-Month GBP- LIBOR	5.250%	03/18/2014	MSC		70,000	10,165	0	10,165
Pay	28-Day MXN TIIE	8.000%	02/17/2014	BCLY	MXN	300,000	578	0	578
Pay	28-Day MXN TIIE	8.000%	02/17/2014	JPM		440,000	848	28	820

							$3,030,014	$650,187	$2,379,827

Total Return Fund

(o)	Written options outstanding on September 30, 2009:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT U.S. Treasury 10-Year Note December Futures	$121.000	11/20/2009	3,632	$2,056	$1,305
Put - CBOT U.S. Treasury 10-Year Note December Futures	115.000	11/20/2009	3,532	2,855	1,380

				$4,911	$2,685

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 10-Year Interest Rate Swap	BCLY	6-Month EUR-LIBOR	Pay	10.000%	07/01/2014	EUR	81,000	$619	$383
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		$401,000	3,949	542
Put - OTC 10-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		109,900	543	204
Put - OTC 5-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		991,000	7,820	4,256
Put - OTC 7-Year Interest Rate Swap	BCLY	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		163,300	1,135	758
Put - OTC 5-Year Interest Rate Swap	BNP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		67,000	657	37
Put - OTC 5-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		41,000	403	22
Put - OTC 7-Year Interest Rate Swap	CITI	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		500,000	5,289	676
Put - OTC 10-Year Interest Rate Swap	CSFB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		500,000	3,423	927
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		811,000	5,702	1,504
Put - OTC 7-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		480,800	3,769	2,230
Put - OTC 7-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		771,000	8,351	1,042
Put - OTC 10-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		1,944,200	13,844	3,604
Put - OTC 5-Year Interest Rate Swap	GSC	3-Month USD-LIBOR	Pay	5.000%	06/15/2010		15,000	152	56
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		449,000	4,900	607
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		679,000	7,327	2,916
Put - OTC 7-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,494,400	11,682	6,932
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		990,300	9,992	6,654
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		241,000	2,385	131
Put - OTC 10-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		565,300	3,850	1,048
Put - OTC 5-Year Interest Rate Swap	MLP	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		45,000	253	97
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	3.750%	11/23/2009		17,000	191	9
Put - OTC 7-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		350,000	1,918	473
Put - OTC 10-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		189,100	1,214	351
Put - OTC 5-Year Interest Rate Swap	MSC	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		66,000	629	283
Call - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Receive	3.000%	11/23/2009		1,641,000	10,416	5,125
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.000%	11/23/2009		1,448,000	7,538	1,957
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	4.350%	11/23/2009		3,029,000	22,162	5,616
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.800%	06/28/2010		1,750,000	10,622	3,769
Put - OTC 5-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	5.500%	08/31/2010		634,000	4,988	2,723
Put - OTC 7-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		4,406,100	34,008	20,440
Put - OTC 10-Year Interest Rate Swap	RBS	3-Month USD-LIBOR	Pay	6.000%	08/31/2010		1,768,900	17,829	11,886

								$207,560	$87,258

Transactions in written call and put options for the period ended September 30, 2009:

	# of Contracts	Notional Amount in $	Notional Amount in EUR		Premium
Balance at 03/31/2009	38,243	$10,521,800	EUR	250,000	$77,500
Sales	23,595	26,558,300		81,000	221,170
Closing Buys	(54,674)	(10,521,800)		(250,000)	(86,199)
Expirations	0	0		0	0
Exercised	0	0		0	0

Balance at 09/30/2009	7,164	$26,558,300	EUR	81,000	$212,471

(p)	Restricted securities as of September 30, 2009:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
California Statewide Communities Development Authority Certificates of Participation Bonds, Series 1999	6.100%	11/01/2015	12/10/2008	$1,108	$1,171	0.00%
Citigroup Mortgage Loan Trust, Inc.	0.316%	05/25/2037	05/16/2007	18,442	13,201	0.01%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	213	187	0.00%
Lehman Brothers Holdings, Inc.	4.850%	09/03/2013	10/10/2008	1,147	2,203	0.00%
Michigan State Public Educational Facilities Authority Revenue Bonds, (Q-SBLF Insured), Series 2008	7.000%	10/01/2036	12/11/2008	83	99	0.00%
San Diego, California Community Facilities District No. 3 Special Tax Bonds, Series 2006	5.600%	09/01/2021	12/10/2008 - 12/11/2008	1,682	1,910	0.00%
United Airlines, Inc.	11.080%	05/27/2024	12/28/2001	0	7	0.00%

				$22,675	$18,778	0.01%

(q)	Short sales outstanding on September 30, 2009:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	10/01/2039	$450,000	$445,676	$445,640
Fannie Mae	5.500%	10/01/2039	10,392,640	10,778,679	10,871,678
Fannie Mae	5.500%	11/01/2039	11,358,314	11,802,069	11,842,814
Fannie Mae	6.000%	10/01/2039	2,763,000	2,914,025	2,914,534
Fannie Mae	6.000%	11/01/2039	2,320,400	2,435,197	2,440,409
Freddie Mac	5.500%	10/01/2039	827,000	865,013	865,637
Freddie Mac	6.000%	09/01/2039	323,000	336,672	341,724

				$29,577,331	$29,722,436

Total Return Fund

(r)	Foreign currency contracts outstanding on September 30, 2009:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	AUD	117,553	10/2009	CITI	$1,564	$0	$1,564
Buy		120,971	10/2009	JPM	1,181	0	1,181
Buy		120,971	10/2009	RBS	6,109	0	6,109
Buy		59,593	11/2009	JPM	558	0	558
Sell		4,000	11/2009	RBS	0	(64)	(64)
Buy	BRL	810,000	10/2009	BCLY	8,087	0	8,087
Sell		70,169	10/2009	BCLY	0	(3,688)	(3,688)
Buy		177,990	10/2009	CITI	2,240	0	2,240
Sell		511,290	10/2009	CITI	0	(35,992)	(35,992)
Buy		43,368	10/2009	DUB	1,448	0	1,448
Buy		661,795	10/2009	GSC	6,302	0	6,302
Sell		1,547,287	10/2009	GSC	0	(104,946)	(104,946)
Buy		1,477,269	10/2009	HSBC	19,295	0	19,295
Sell		1,889,228	10/2009	HSBC	0	(105,925)	(105,925)
Sell		711,390	10/2009	JPM	0	(50,795)	(50,795)
Buy		1,000,000	10/2009	RBC	14,860	0	14,860
Buy		558,942	10/2009	RBS	8,221	0	8,221
Sell		810,000	02/2010	BCLY	0	(8,012)	(8,012)
Sell		177,990	02/2010	CITI	0	(2,178)	(2,178)
Sell		43,368	02/2010	DUB	0	(1,438)	(1,438)
Sell		661,795	02/2010	GSC	0	(6,292)	(6,292)
Sell		1,477,269	02/2010	HSBC	0	(19,317)	(19,317)
Sell		1,000,000	02/2010	RBC	0	(14,711)	(14,711)
Sell		558,942	02/2010	RBS	0	(8,239)	(8,239)
Buy	CAD	75,401	10/2009	BCLY	928	0	928
Buy		72,582	10/2009	CITI	690	0	690
Buy		5,800	10/2009	RBS	36	0	36
Buy	CHF	1,132	10/2009	RBC	44	0	44
Buy		1,100	10/2009	RBS	0	(4)	(4)
Buy		2,232	12/2009	HSBC	0	(10)	(10)
Buy	CNY	233,076	03/2010	BCLY	0	(396)	(396)
Buy		233,622	03/2010	HSBC	0	(316)	(316)
Buy		372,463	03/2010	JPM	0	(537)	(537)
Buy		265,469	08/2010	HSBC	0	(107)	(107)
Buy		527,525	08/2010	JPM	0	(238)	(238)
Buy		544,574	08/2010	MSC	0	(277)	(277)
Sell	EUR	354,701	10/2009	BCLY	0	(10,939)	(10,939)
Sell		424,173	10/2009	BNP	0	(13,294)	(13,294)
Buy		3,512	10/2009	JPM	0	(8)	(8)
Buy		10,000	10/2009	RBC	107	0	107
Buy		7,602	10/2009	RBS	0	(35)	(35)
Buy	GBP	1,000	10/2009	BCLY	0	(60)	(60)
Sell		801,591	10/2009	BNP	54,280	(235)	54,045
Buy		45,000	10/2009	HSBC	464	0	464
Buy		22,421	10/2009	RBS	0	(603)	(603)
Buy	IDR	28,112,900	01/2010	BCLY	0	(32)	(32)
Sell	JPY	9,689,014	10/2009	BNP	0	(3,227)	(3,227)
Sell		23,256,163	10/2009	RBC	0	(2,689)	(2,689)
Sell		4,587,555	10/2009	RBS	0	(819)	(819)
Buy	KRW	19,476,216	11/2009	DUB	789	0	789
Buy		41,323,012	11/2009	JPM	1,781	0	1,781
Buy		20,371,746	11/2009	MSC	808	0	808
Buy	MXN	2,601	11/2009	CITI	0	(2)	(2)
Sell		418	11/2009	CITI	0	(3)	(3)
Sell		1,606	11/2009	DUB	0	(2)	(2)
Buy		2,371	11/2009	HSBC	0	(1)	(1)
Buy		5,269	11/2009	JPM	1	(1)	0
Buy	MYR	110,256	11/2009	BCLY	567	0	567
Buy		64,110	11/2009	BOA	309	0	309
Buy		226,720	11/2009	JPM	393	0	393
Buy		59,110	11/2009	RBS	304	0	304
Buy	NZD	8,236	10/2009	CITI	38	0	38
Sell	SEK	19,776	10/2009	MSC	0	(291)	(291)
Sell		9,531	10/2009	RBS	0	(133)	(133)
Sell		29,307	12/2009	HSBC	3	0	3
Buy	SGD	49,894	11/2009	CITI	408	0	408
Buy		46,417	11/2009	DUB	784	0	784
Buy		89,630	11/2009	HSBC	1,093	0	1,093
Buy		487	11/2009	UBS	1	0	1
Buy	TWD	1,073,665	11/2009	GSC	809	0	809
Buy		1,076,952	11/2009	HSBC	912	0	912

					$135,414	$(395,856)	$(260,442)

Total Return Fund

(s)	Fair Value Measurements+

The following is a summary of the fair valuations according to the inputs used as of September 30, 2009 in valuing the Fund’s assets and liabilities:

Category++	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 9/30/2009
Corporate Bonds & Notes	$0	$46,113,140	$2,841	$46,115,981
U.S. Government Agencies	0	89,267,366	199,762	89,467,128
U.S. Treasury Obligations	0	20,993,675	0	20,993,675
Short-Term Instruments	811,198	14,860,709	0	15,671,907
Other Investments+++	4,976	20,889,122	28,663	20,922,761

Investments, at value	$816,174	$192,124,012	$231,266	$193,171,452

Short Sales, at value	$0	$(29,722,436)	$0	$(29,722,436)

Financial Derivative Instruments++++	$997,723	$2,017,993	$(180)	$3,015,536

Total	$1,813,897	$164,419,569	$231,086	$166,464,552

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ending September 30, 2009:

Category++	Beginning Balance at 03/31/2009	Net Purchases/ (Sales)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 09/30/2009	Net Change in Unrealized Appreciation/ (Depreciation) on investments held at 09/30/2009
Corporate Bonds & Notes	$3,374	$(1,152)	$3	$(193)	$344	$465	$2,841	$144
U.S. Government Agencies	106,233	(1,392)	85	(63)	3,846	91,053	199,762	3,798
Other Investments+++	32,697	(4,833)	17	151	1,982	(1,351)	28,663	1,476

Investments, at value	$142,304	$(7,377)	$105	$(105)	$6,172	$90,167	$231,266	$5,418

Financial Derivative Instruments++++	$11,987	$0	$0	$0	$(1,995)	$(10,172)	$(180)	$2,544

Total	$154,291	$(7,377)	$105	$(105)	$4,177	$79,995	$231,086	$7,962

+	See note 2 in the Notes to Financial Statements for additional information.
++	Refer to the Schedule of Investments for additional information.
+++	Sum of all other categories each of which individually has an aggregate market value of less than 5% of net assets.
++++	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

(t)	Fair Value of Derivative Instruments ^

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure:

Fair Values of Derivative Instruments on the Statement of Assets and Liabilities as of September 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Assets:
Variation margin receivable^^	$997,912	$0	$0	$0	$0	$997,912
Unrealized appreciation on foreign currency contracts	0	135,414	0	0	0	135,414
Unrealized appreciation on swap agreements	2,424,704	0	177,637	0	0	2,602,341

	$3,422,616	$135,414	$177,637	$0	$0	$3,735,667

Liabilities:
Written options outstanding	$89,943	$0	$0	$0	$0	$89,943
Variation margin payable^^	293	0	0	0	0	293
Unrealized depreciation on foreign currency contracts	0	395,856	0	0	0	395,856
Unrealized depreciation on swap agreements	44,877	0	189,162	0	0	234,039

	$135,113	$395,856	$189,162	$0	$0	$720,131

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2009:

	Derivatives not accounted for as hedging instruments under Statement 133
	Interest rate contracts	Foreign exchange contracts	Credit contracts	Equity contracts	Other contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result from Operations:
Net realized gain on investments (purchased options)	$59,329	$0	$0	$0	$0	$59,329
Net realized gain (loss) on futures contracts, written options and swaps	1,952,874	0	(818,093)	0	0	1,134,781
Net realized (loss) on foreign currency transactions	0	(607,662)	0	0	0	(607,662)

	$2,012,203	$(607,662)	$(818,093)	$0	$0	$586,448

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result from Operations:
Net change in unrealized (depreciation) on investments (purchased options)	$(920,795)	$0	$0	$0	$0	$(920,795)
Net change in unrealized appreciation on futures contracts, written options and swaps	469,920	0	1,155,052	0	0	1,624,972
Net change in unrealized (depreciation) on translation of assets and liabilities denominated in foreign currencies	0	(146,584)	0	0	0	(146,584)

	$(450,875)	$(146,584)	$1,155,052	$0	$0	$557,593

^	See note 2 in the Notes to Financial Statements for additional information.
^^	The Fair Values of Derivative Instruments may include cumulative appreciation/depreciation of futures contracts as reported in the Notes to Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Total Return Fund

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits.

(a) Exhibit 99.CERT—Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Exhibit 99.906CERT—Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ BRENT R. HARRIS
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date: December 8, 2009

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date: December 8, 2009